UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2016 through February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

J.P. Morgan Money Market Funds

February 28, 2017

JPMorgan Prime Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund and the JPMorgan Municipal Money Market Fund.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following disclosure applies to the JPMorgan Prime Money Market Fund.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 22, 2017 (Unaudited)

Dear Shareholders,

For most of the past twelve months, the U.S. economy was one of the few bright spots among developed nations as most of Europe and Japan struggled with low or negative economic growth. However, by the end of February 2017 there emerged clear signals that the world’s 20 largest economies were moving in a more synchronized fashion that could lead to an accelerating global economy.

“While the global economy appeared to grow more synchronized during the twelve months ended February 28, 2017, there also emerged political uncertainties in the U.S. and Europe.”

Indeed, the World Bank has estimated that global economic growth in 2017 will rise by 2.7% compared with 2.3% in 2016 and economists generally expect each of the world’s 20 largest economies will see an increase in gross domestic product in 2017.

In the 19-nation euro zone, manufacturing activity rose in February 2017 for the sixth consecutive month and reached levels not seen in nearly six years. Economic confidence surveys have been the strongest since 2011. While unemployment across the euro zone remained nearly twice that of the U.S., the jobless rate fell faster than expected in early 2017 to its lowest level since 2009. Importantly, euro zone inflation reached the European Central Bank’s target of 2.0% in February 2017, which provided further evidence that the risk of a painful deflationary spiral had receded.

Meanwhile, Chinese factory activity was stronger than economists expected in February 2017 and more broadly, Chinese economic stimulus measures initiated in 2016 appeared to bolster trade throughout Asia. In Japan, corporate profits were estimated at record highs even in the face of a stronger yen. South Korean exports grew in February 2017 for the fourth consecutive month. Economic data from Australia and India showed signs of stronger growth.

To a certain extent, the healthier global economy was supported by a rebound in global oil prices, which reached 15-month highs in October 2016. Prices for other commodities also rose during 2016, helping growth in those emerging market nations reliant on natural resource exports.

In the U.S., the pace of economic expansion was sufficient to persuade the Federal Reserve Bank to raise interest rates in December 2016 and again in March 2017. Meanwhile, leading stock market indexes hit record highs in late 2016 and early 2017 amid strength in corporate profits and the broader U.S. economy. Investor expectations that the Republican Party’s newly-won control of the U.S. presidency along with its majorities in both houses of the U.S. Congress would bolster economic growth while lowering certain taxes further supported U.S. financial assets.

While the global economy appeared to grow more synchronized during the twelve months ended February 28, 2017, there also emerged political uncertainties in the U.S. and Europe. In the U.K., a populist drive to exit the European Union won a surprise victory in mid-2016. While global financial markets generally rebounded from the sharp sell-off that followed the June 23rd referendum, the ultimate impact of the so-called Brexit remained uncertain and was seen as a drag on the U.K. economy. In November, Donald Trump, who campaigned on a platform that included tighter restrictions on immigration and protective trade policies, won the U.S. presidency. While voters in the Netherlands declined to give the anti-immigrant Party for Freedom a majority in the lower house of Parliament, populist parties were vying for power in France, Germany and elsewhere.

Each of these parties and their leaders — both in the U.S. and elsewhere — share broad policy goals that prioritize restricting immigration and shunning supranational trade agreements. Given that immigration and free trade are key drivers of economic growth in advanced, post-industrial nations, it remains to be seen how much electoral support these shared agendas would earn.

In the face of all this, U.S. and foreign financial markets generally rewarded investors with positive returns for the twelve months through February 28, 2017. Over time, we believe financial markets will continue to reward those investors who maintain patience and discipline in the context of a properly diversified portfolio.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Prime Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

Objective*	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, IM, Institutional Class, Morgan, Premier and Reserve
Net Assets as of February 28, 2017	$30.5 Billion
Weighted Average Maturity^	26 days
Weighted Average Life^^	72 days

MATURITY SCHEDULE**^
1 day	30.1%
2–7 days	18.3
8–30 days	28.0
31–60 days	12.7
61–90 days	3.8
91–180 days	6.0
181+ days	1.1

7-DAY SEC YIELD AS OF FEBRUARY 28, 2017 (1)
Class C Shares	0.10%
Agency Shares	0.81
Capital Shares	0.89
IM Shares	0.91
Institutional Class Shares	0.86
Morgan Shares	0.55
Premier Shares	0.62
Reserve Shares	0.37

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	During the period, the objective changed from providing the highest possible level of current income while still maintaining liquidity and preserving capital.
**	Percentages indicated are based upon total investments as of February 28, 2017.
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.74)%, 0.76%, 0.86%, 0.91%, 0.81%, 0.51%, 0.61% and 0.34% for Class C Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, E*Trade^, Institutional Class, Investor, Morgan, Premier and Reserve Shares
Net Assets as of February 28, 2017	$773.0 Million
Weighted Average Maturity^^	20 days
Weighted Average Life^^^	60 days

MATURITY SCHEDULE*^^
1 day	35.1%
2–7 days	18.2
8–30 days	25.6
31–60 days	13.3
61–90 days	3.5
91–180 days	4.3

7-DAY SEC YIELD AS OF FEBRUARY 28, 2017 (1)
Class C Shares	0.11%
Agency Shares	0.82
Capital Shares	0.90
Institutional Class Shares	0.87
Investor Shares	0.57
Morgan Shares	0.49
Premier Shares	0.63
Reserve Shares	0.38

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	E*Trade Shares had no assets from the close of business on October 19, 2016.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2017.
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.12)%, 0.74%, 0.84%, 0.79%, 0.54%, 0.44%, 0.59% and 0.34% for Class C Shares, Agency Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan Shares and Premier Shares, Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan U.S. Government Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

Objective	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Direct, Eagle Class, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of February 28, 2017	$151.7 Billion
Weighted Average Maturity^	38 days
Weighted Average Life^^	102 days

MATURITY SCHEDULE*^
1 day	32.2%
2–7 days	9.7
8–30 days	23.9
31–60 days	11.5
61–90 days	11.8
91–180 days	3.8
181+ days	7.1

7-DAY SEC YIELD AS OF FEBRUARY 28, 2017 (1)
Agency Shares	0.39%
Capital Shares	0.47
Direct Shares	0.35
Eagle Class Shares	0.01
E*Trade Shares	0.01
IM Shares	0.48
Institutional Class Shares	0.44
Investor Shares	0.14
Morgan Shares	0.06
Premier Shares	0.20
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2017.
(1)

The yields for Agency Shares, Capital Shares, Direct Shares, Eagle Class Shares, E*Trade Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.30%, 0.40%, 0.31%, (0.10)%, (0.44)%, 0.46%, 0.35%, 0.11%, 0.00%, 0.15%, (0.09)% and (0.44)% for Agency Shares, Capital Shares, Direct Shares, Eagle Class Shares, E*Trade Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of February 28, 2017	$24.8 Billion
Weighted Average Maturity^	42 days
Weighted Average Life^^	98 days

MATURITY SCHEDULE*^
1 day	50.3%
2–7 days	9.5
8–30 days	10.3
31–60 days	1.2
61–90 days	5.2
91–180 days	18.1
181+ days	5.4

7-DAY SEC YIELD AS OF FEBRUARY 28, 2017 (1)
Class C Shares	0.00%
Agency Shares	0.34
Direct Shares	0.30
Eagle Class Shares	0.00
IM Shares	0.44
Institutional Class Shares	0.39
Investor Shares	0.09
Morgan Shares	0.01
Premier Shares	0.15
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2017.
(1)

The yields for Class C Shares, Agency Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.57)%, 0.27%, 0.28%, (0.11)%, 0.43%, 0.33%, 0.08%, (0.02)%, 0.13%, (0.12)% and (0.46)% for Class C Shares, Agency Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan Federal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

Objective	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of February 28, 2017	$3.1 Billion
Weighted Average Maturity^	47 days
Weighted Average Life^^	117 days

MATURITY SCHEDULE*^
1 day	3.5%
2–7 days	6.7
8–30 days	35.9
31–60 days	29.5
61–90 days	16.8
91–180 days	4.3
181+ days	3.3

7-DAY SEC YIELD AS OF FEBRUARY 28, 2017 (1)
Agency Shares	0.37%
Institutional Class Shares	0.42
Morgan Shares	0.04
Premier Shares	0.18
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2017.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.32%, 0.37%, (0.08)%, 0.17% and (0.08)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of February 28, 2017	$25.0 Billion
Weighted Average Maturity^	50 days
Weighted Average Life^^	112 days

MATURITY SCHEDULE*^
1 day	21.8%
2–7 days	9.1
8–30 days	18.5
31–60 days	15.7
61–90 days	19.0
91–180 days	9.8
181+ days	6.1

7-DAY SEC YIELD AS OF FEBRUARY 28, 2017 (1)
Agency Shares	0.32%
Capital Shares	0.40
Institutional Class Shares	0.37
Morgan Shares	0.00
Premier Shares	0.13
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2017.
(1)

The yields for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.27%, 0.37%, 0.32%, (0.03)%, 0.12%, (0.14)% and (0.46)% for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan Tax Free Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Direct, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of February 28, 2017	$15.4 Billion
Weighted Average Maturity^	15 days
Weighted Average Life^^	15 days

MATURITY SCHEDULE**^
1 day	20.7%
2–7 days	61.0
8–30 days	2.8
31–60 days	8.2
61-90 days	4.1
91–180 days	2.5
181+ days	0.7

7-DAY SEC YIELD AS OF FEBRUARY 28, 2017 (1)
Agency Shares	0.41%
Direct Shares	0.37
Institutional Class Shares	0.46
Morgan Shares	0.08
Premier Shares	0.22
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 28, 2017.
(1)

The yields for Agency Shares, Direct Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.35%, 0.36%, 0.40%, 0.05%, 0.20% and (0.05)% for Agency Shares, Direct Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

JPMorgan Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Eagle Class, E*Trade^, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of February 28, 2017	$1.7 Billion
Weighted Average Maturity^^	6 days
Weighted Average Life^^^	6 days

MATURITY SCHEDULE**^^
1 day	15.8%
2–7 days	84.2

7-DAY SEC YIELD AS OF FEBRUARY 28, 2017 (1)
Agency Shares	0.44%
Eagle Class Shares	0.01
Institutional Class Shares	0.49
Morgan Shares	0.11
Premier Shares	0.25
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 28, 2017.
(1)

The yields for Agency Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.26%, (0.15)%, 0.31%, (0.04)%, 0.11%, (0.14)% and (0.49)% for Agency Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Repurchase Agreements — 12.3%
215,000

BNP Paribas, 0.910%, dated 02/28/17, due 03/07/17, repurchase price $215,038, collateralized by Asset-Backed Securities, 1.031% - 6.287%, due 07/15/24 - 07/25/46, Collateralized Mortgage Obligations, 0.000% - 5.021%, due 11/25/24 - 09/25/46, Corporate Bonds, 2.250% - 8.875%, due 02/01/19 - 03/09/48, Corporate Notes, 1.950% - 6.000%, due 05/13/19 - 03/07/22, FHLMC, 2.221% - 5.921%, due 11/27/23 - 08/25/29, FNMA, 6.500%, due 12/25/42, FNMA Connecticut Avenue Securities, 5.021% - 6.671%, due 10/25/28 - 01/25/29, Municipal Debt Securities, 1.280%, due 09/15/27 and Sovereign Government Securities, 5.750% - 6.500%, due 06/16/18 - 09/26/23, with a value of $230,463.

		215,000
87,500	Citigroup Global Markets, Inc., 1.439%, dated 02/28/17, due 03/28/17, repurchase price $87,598, collateralized by Asset-Backed Securities, 1.088% - 7.020%, due 10/15/29 - 12/26/50, with a value of $94,500.	87,500
87,500	Citigroup Global Markets, Inc., 1.439%, dated 02/28/17, due 03/28/17, repurchase price $87,598, collateralized by Corporate Bonds, 1.427% - 13.850%, due 03/20/17 - 01/01/49, Corporate Notes, 0.751% - 8.875%, due 04/04/17 - 01/01/49 and Municipal Debt Securities, 0.000%, due 09/01/22, with a value of $94,500.	87,500
150,000	Credit Suisse Securities USA LLC, 0.860%, dated 02/28/17, due 03/02/17, repurchase price $150,007, collateralized by a Certificate of Deposit, 1.233%, due 10/02/17, Collateralized Mortgage Obligations, 0.000% - 49.181%, due 10/19/26 - 02/25/57 and Commercial Paper, 0.000%, due 03/21/17, with a value of $161,746.	150,000
300,000	Credit Suisse Securities USA LLC, 1.289%, dated 02/28/17, due 04/04/17, repurchase price $300,376, collateralized by Collateralized Mortgage Obligations, 0.000% - 11.028%, due 12/27/18 - 01/15/59, with a value of $324,004.	300,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

350,000	HSBC Securities USA, Inc., 0.910%, dated 02/28/17, due 03/01/17, repurchase price $350,009, collateralized by Corporate Bonds, 3.875% - 11.500%, due 04/01/17 - 11/01/43 and Corporate Notes, 5.750% - 7.700%, due 01/15/25 - 12/29/49, with a value of $378,001.	350,000
580,000	Merrill Lynch PFS, Inc., 1.360%, dated 02/28/17, due 04/04/17, repurchase price $580,767, collateralized by Asset-Backed Securities, 1.173% - 1.273%, due 01/15/19 - 04/16/22, Collateralized Mortgage Obligations, 1.128%, due 06/28/47, Corporate Bonds, 1.963% - 12.750%, due 09/15/17 - 06/01/67 and Corporate Notes, 4.000% - 6.625%, due 10/22/23 - 11/15/40, with a value of $617,901.	580,000
125,000	Merrill Lynch PFS, Inc., 1.379%, dated 02/28/17, due 04/04/17, repurchase price $125,168, collateralized by Corporate Bonds, 1.613% - 11.000%, due 04/23/20 - 02/28/57 and Corporate Notes, 4.625% - 5.500%, due 08/15/18 - 07/11/24, with a value of $133,016.	125,000
546,000	Societe Generale SA, 0.860%, dated 02/28/17, due 03/01/17, repurchase price $546,013, collateralized by Corporate Bonds, 5.500% - 10.750%, due 10/01/17 - 05/15/25, Corporate Notes, 4.500%, due 10/03/18 and Sovereign Government Securities, 4.250% - 12.250%, due 06/01/17 - 05/30/40, with a value of $589,695.	546,000
670,000	Societe Generale SA, 0.900%, dated 02/28/17, due 03/01/17, repurchase price $670,017, collateralized by Corporate Bonds, 5.750%, due 10/27/21 and Sovereign Government Securities, 4.250% - 10.125%, due 04/03/18 - 05/15/27, with a value of $723,728.	670,000
500,000	Wells Fargo Securities LLC, 0.810%, dated 02/28/17, due 03/01/17, repurchase price $500,011, collateralized by Asset-Backed Securities, 0.000% - 8.420%, due 12/15/17 - 11/26/57, with a value of $540,012.	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — continued
137,000	Wells Fargo Securities LLC, 0.860%, dated 02/28/17, due 03/07/17, repurchase price $137,023, collateralized by Asset-Backed Securities, 3.500% - 5.730%, due 11/24/25 - 10/16/46, with a value of $147,985.	137,000

	Total Repurchase Agreements (Cost $3,748,000)	3,748,000

U.S. Treasury Obligations — 2.1%
	U.S. Treasury Notes — 2.1%
300,000	0.500%, 07/31/17	299,836
250,000	0.750%, 10/31/17	249,941
95,000	2.250%, 11/30/17	96,002

	Total U.S. Treasury Obligations (Cost $645,485)	645,779

Weekly Demand Notes — 6.8%
	California — 0.6%
55,000	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West, Series C, Rev., VRDO, LOC: Bank of Montreal, 0.610%, 03/07/17	55,000
40,000	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program, Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.640%, 03/07/17	40,000
	City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments,
15,190	Series H-3, Rev., VRDO, LOC: Bank of China, 1.100%, 03/07/17	15,190
24,190	Series H-4, Rev., VRDO, LOC: Bank of China, 1.040%, 03/07/17	24,190
17,375	City of Riverside, Riverside Renaissance Projects, Series 2008, COP, VRDO, LOC: Bank of America NA, 0.640%, 03/07/17	17,375
21,720	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax, Series 2014B, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.640%, 03/07/17	21,720

		173,475

	Colorado — 0.1%
34,165	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Series 2012, Rev., VRDO, 0.640%, 03/07/17	34,165

	District of Columbia — 0.3%
35,000	District of Columbia, Medlantic/Helix Issue, Tranche II, Series 1998A, Rev., VRDO, LOC: TD Bank NA, 0.630%, 03/07/17	35,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	District of Columbia — continued
49,000	Metropolitan Washington Airports Authority, Series A, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.660%, 03/07/17	49,000

		84,000

	Florida — 0.1%
37,000	County of Miami-Dade, Juvenile Courthouse Project, Series B, Rev., VRDO, LOC: TD Bank NA, 0.630%, 03/07/17	37,000

	Georgia — 0.0% (g)
18,000	Glynn-Brunswick Memorial Hospital Authority, Series B, Rev., VRDO, LOC: TD Bank NA, 0.630%, 03/07/17	18,000

	Illinois — 0.3%
100,000	Illinois State Toll Highway Authority, Series A-2B, Rev., VRDO, LOC: PNC Bank NA, 0.640%, 03/07/17	100,000

	Indiana — 0.2%
21,610	Indiana Finance Authority, Trinity Health Credit Group, Series D-1, Rev., VRDO, 0.620%, 03/07/17	21,610
57,300	Indiana Health Facility Financing Authority, Ascension Health, Series E-6, Rev., VRDO, 0.650%, 03/07/17	57,300

		78,910

	Michigan — 0.1%
27,050	Kent Hospital Finance Authority, Spectrum Health System, Series C, Rev., VRDO, LOC: Bank of New York Mellon, 0.650%, 03/07/17	27,050

	Mississippi — 0.0% (g)
4,000	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project, Series B, Rev., VRDO, 0.660%, 03/07/17	4,000

	Nevada — 0.3%
83,835	Clark County, Nevada Airport System, Series B-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.640%, 03/07/17	83,835

	New Jersey — 0.8%
	Jets Stadium Development LLC,
67,745	Series A-4A, VAR, 0.740%, 03/07/17 (e)	67,745
68,300	Series A-4B, VAR, 0.740%, 03/07/17 (e)	68,300
30,000	Series A-4C, VAR, 0.740%, 03/07/17 (e)	30,000
72,445	Jets Stadium Finance Issuer 2015 LLC, VAR, 0.740%, 03/07/17 (e)	72,445

		238,490

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	New York — 2.8%
20,000	City of New York, Fiscal Year 2004, Series H, Subseries H-2, GO, VRDO, LOC: California Public Employees Retirement System, 0.640%, 03/07/17	20,000
50,000	City of New York, Fiscal Year 2006, Series E, Subseries E-3, GO, VRDO, LOC: Bank of America NA, 0.630%, 03/07/17	50,000
41,200	City of New York, Fiscal Year 2009, Series B, Subseries B-3, GO, VRDO, LOC: TD Bank NA, 0.620%, 03/07/17	41,200
	City of New York, Fiscal Year 2012,
230,000	Series G, Subseries G-3, GO, VRDO, LOC: Citibank NA, 0.630%, 03/07/17	230,000
67,690	Series G, Subseries G-4, GO, VRDO, LOC: Citibank NA, 0.630%, 03/07/17	67,690
132,100	City of New York, Fiscal Year 2017, Series A, Subseries A-4, GO, VRDO, LOC: Citibank NA, 0.630%, 03/07/17	132,100
	Metropolitan Transportation Authority,
39,615	Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.640%, 03/07/17	39,615
59,770	Subseries E-3, Rev., VRDO, LOC: Citibank NA, 0.630%, 03/07/17	59,770
36,000	New York City Health & Hospital Corp., Health System, Series C, Rev., VRDO, LOC: TD Bank NA, 0.620%, 03/07/17	36,000
31,000	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project, Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.650%, 03/07/17	31,000
26,000	New York State Housing Finance Agency, Riverside Center 2 Housing, Subseries A-2, Rev., VRDO, LOC: Bank of America NA, 0.660%, 03/07/17	26,000
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
39,000	Series A, Rev., VRDO, LOC: TD Bank NA, 0.630%, 03/07/17	39,000
45,830	Series B, Rev., VRDO, LOC: State Street Bank & Trust, 0.620%, 03/07/17	45,830
38,295	Series B, Subseries B-1, Rev., VRDO, LOC: PNC Bank NA, 0.650%, 03/07/17	38,295

		856,500

	North Carolina — 0.1%
18,810	North Carolina Medical Care Commission, Health System, Catholic Health East Issue, Series 2008, Rev., VRDO, 0.630%, 03/07/17	18,810

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — 0.1%
20,435	Ohio State University, General Receipts, Series 2008 B, Rev., VRDO, 0.610%, 03/07/17	20,435

	Oregon — 0.1%
28,700	State of Oregon, Facilities Authority, PeaceHealth, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.650%, 03/07/17	28,700

	Pennsylvania — 0.3%
16,700	City of Philadelphia, Gas Works, 1998 General Ordinance, Eight, Series D, Rev., VRDO, LOC: Royal Bank of Canada, 0.640%, 03/07/17	16,700
40,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities, PSEG Power LLC Project, Series 2007, Rev., VRDO, AMT, LOC: TD Bank NA, 0.630%, 03/07/17	40,000
18,305	Philadelphia Authority, Industrial Development Multi-Modal Lease, Series B-3, Rev., VRDO, LOC: PNC Bank NA, 0.640%, 03/07/17	18,305
26,245	Pittsburgh Water & Sewer Authority, Series B-2, Rev., VRDO, LOC: PNC Bank NA, 0.640%, 03/07/17	26,245

		101,250

	Rhode Island — 0.2%
50,000	Narragansett Bay Commission, Wastewater System, Series A, Rev., VRDO, LOC: TD Bank NA, 0.610%, 03/07/17	50,000

	Vermont — 0.2%
50,000	Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Care Project, Series A, Rev., VRDO, AGM, LOC: TD Bank NA, 0.640%, 03/07/17	50,000

	Virginia — 0.1%
38,300	Loudoun County IDA, Howard Hughes Medical Institute, Series A, Rev., VRDO, 0.630%, 03/07/17	38,300

	West Virginia — 0.1%
21,000	West Virginia EDA, Solid Waste Disposal Facilities, Kentucky Power Co., Mitchell Project, Series 2014A, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.660%, 03/07/17	21,000

	Total Weekly Demand Notes (Cost $2,063,920)	2,063,920

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Short-Term Investments — 78.3%
	Certificates of Deposit — 40.4%
	ABN AMRO Bank NV
50,000	1.165%, 05/05/17 (n)	49,908
100,000	1.180%, 06/12/17 (n)	99,660
	Agricultural Bank of China Ltd.
50,000	1.300%, 03/09/17	50,002
42,000	1.350%, 03/06/17	42,001
	Banco Del Estado De Chile
90,000	1.110%, 06/08/17	90,027
25,000	VAR, 1.172%, 03/17/17	25,013
40,000	VAR, 1.239%, 03/20/17	40,031
50,000	VAR, 1.289%, 03/21/17	50,035
120,000	VAR, 1.309%, 03/20/17	120,085
95,000	VAR, 1.311%, 03/14/17	95,062
85,000	Bank of China Ltd., 1.000%, 04/13/17 (n)	84,901
100,000	Bank of Montreal, 1.120%, 04/17/17	100,044
150,000	Bank of Nova Scotia, VAR, 1.442%, 04/13/17	150,307
	Bank of Tokyo-Mitsubishi UFJ Ltd.
150,000	1.360%, 07/24/17	150,087
337,000	VAR, 1.398%, 03/27/17	337,308
	Banque Federative du Credit Mutuel SA
165,000	1.310%, 08/14/17 (n)	164,023
165,000	1.350%, 08/01/17	165,075
75,000	BPCE SA, VAR, 1.272%, 03/10/17	75,011
40,000	Canadian Imperial Bank of Commerce, VAR, 1.161%, 03/09/17	40,021
	Chiba Bank Ltd.
30,000	1.110%, 04/13/17	30,005
95,000	1.110%, 04/28/17	95,005
	China Construction Bank Corp.
150,000	1.150%, 04/13/17	149,987
60,000	1.180%, 03/31/17	60,002
173,000	1.220%, 03/20/17	173,022
30,000	1.650%, 04/13/17	30,016
70,000	Citibank NA, 1.150%, 04/26/17	70,048
	Commonwealth Bank of Australia
120,000	VAR, 1.189%, 03/23/17	120,000
125,000	VAR, 1.210%, 03/16/17	124,987
	Cooperatieve Rabobank
290,000	VAR, 1.000%, 04/03/17	290,000
25,000	1.050%, 03/24/17 (n)	24,988
130,000	VAR, 1.230%, 03/16/17	130,000
140,000	VAR, 1.314%, 05/10/17	140,000
200,000	VAR, 1.413%, 04/24/17	200,090
125,000	VAR, 1.443%, 04/24/17	125,240

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificates of Deposit — continued
	Credit Agricole Corporate & Investment Bank SA
150,000	VAR, 1.381%, 03/14/17	150,120
35,000	VAR, 1.382%, 03/17/17	35,028
	Credit Industriel et Commercial
40,000	VAR, 1.041%, 03/31/17	40,000
25,000	VAR, 1.069%, 03/21/17	24,998
30,000	1.070%, 03/01/17 (n)	29,998
66,000	VAR, 1.070%, 03/16/17	66,000
100,000	VAR, 1.289%, 03/17/17	100,071
100,000	1.295%, 05/02/17 (n)	99,845
125,000	1.300%, 04/03/17 (n)	124,915
125,000	1.300%, 04/18/17 (n)	124,863
135,000	Dexia Credit Local SA, VAR, 1.285%, 03/08/17	135,126
	DZ Bank AG
51,000	1.000%, 05/10/17 (n)	50,903
24,000	VAR, 1.059%, 03/23/17	24,000
90,000	VAR, 1.159%, 03/29/17	89,995
100,000	VAR, 1.202%, 03/13/17	100,006
250,000	1.245%, 04/21/17 (n)	249,679
435,000	Industrial & Commercial Bank of China Ltd., 1.220%, 03/06/17	435,021
200,000	ING Bank NV, VAR, 1.370%, 03/15/17	200,003
	KBC Bank NV
200,000	0.680%, 03/01/17	200,000
107,000	1.098%, 05/15/17 (n)	106,741
127,000	1.170%, 03/21/17 (n)	126,921
145,000	1.170%, 03/31/17 (n)	144,883
150,000	Landesbank Hessen-Thueringen, 1.300%, 03/22/17	150,054
	Mitsubishi UFJ Trust & Banking Corp.
50,000	1.310%, 03/15/17 (n)	49,981
100,000	1.330%, 04/18/17 (n)	99,880
50,000	1.380%, 07/27/17 (n)	49,734
60,000	1.390%, 07/31/17 (n)	59,675
150,000	VAR, 1.521%, 03/13/17	150,045
	Mizuho Bank Ltd.
5,000	1.135%, 05/30/17 (n)	4,985
100,000	VAR, 1.179%, 03/23/17	99,992
30,000	VAR, 1.387%, 03/06/17	30,020
95,000	VAR, 1.471%, 03/14/17	95,081
90,000	VAR, 1.472%, 03/17/17	90,084
180,000	VAR, 1.521%, 03/13/17	180,055
	Mizuho Corporate Bank Ltd.
65,000	1.150%, 03/15/17 (n)	64,971
10,000	1.200%, 03/31/17 (n)	9,992
35,000	1.380%, 08/10/17 (n)	34,799

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Short-Term Investments — continued
	Certificates of Deposit — continued
	National Australia Bank Ltd.
143,000	VAR, 1.202%, 03/17/17	143,041
50,000	VAR, 1.279%, 03/28/17	50,014
100,000	VAR, 1.297%, 03/06/17	99,978
40,000	VAR, 1.385%, 05/02/17	40,000
50,000	Natixis SA, VAR, 1.183%, 03/10/17	50,026
	Norinchukin Bank
100,000	1.240%, 05/02/17	100,066
90,000	1.250%, 04/24/17	90,058
81,000	1.340%, 08/16/17 (n)	80,487
90,000	1.360%, 07/28/17	90,048
100,000	VAR, 1.471%, 03/14/17	100,083
100,000	VAR, 1.476%, 03/07/17	100,077
	Oversea-Chinese Banking Corp. Ltd.
26,000	1.080%, 03/15/17	26,004
20,000	Class C, VAR, 1.108%, 03/07/17	20,014
	Royal Bank of Canada
55,000	VAR, 1.291%, 03/13/17	55,046
165,000	VAR, 1.345%, 04/19/17	165,229
24,000	Skandinaviska Enskilda Banken AB, VAR, 1.049%, 03/21/17	24,000
	Standard Chartered Bank
100,000	1.030%, 06/02/17	100,006
90,000	1.150%, 04/10/17	90,039
	Sumitomo Mitsui Banking Corp.
60,000	VAR, 1.000%, 04/03/17	60,000
30,000	VAR, 1.373%, 03/09/17	30,026
72,500	VAR, 1.377%, 03/06/17	72,569
50,000	VAR, 1.377%, 03/06/17	50,047
86,536	VAR, 1.380%, 03/03/17	86,619
100,000	VAR, 1.521%, 03/14/17	100,031
	Sumitomo Mitsui Trust Bank Ltd.
100,000	1.260%, 05/02/17 (n)	99,837
50,000	1.360%, 07/27/17 (n)	49,734
75,000	VAR, 1.377%, 03/06/17	75,070
85,000	VAR, 1.380%, 03/03/17	85,081
150,000	VAR, 1.399%, 03/21/17	150,119
150,000	VAR, 1.471%, 03/14/17	150,117
150,000	VAR, 1.521%, 03/13/17	150,043
	Sumitomo Trust and Banking
50,000	1.120%, 04/24/17 (n)	49,931
25,000	1.360%, 08/14/17 (n)	24,845
	Svenska Handelsbanken AB
70,000	VAR, 1.037%, 03/22/17	70,011
125,000	VAR, 1.177%, 03/06/17	125,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificates of Deposit — continued
115,000	VAR, 1.179%, 03/21/17	115,095
200,000	VAR, 1.277%, 03/22/17	200,176
125,000	VAR, 1.277%, 05/16/17	125,163
75,000	VAR, 1.302%, 03/17/17	75,068
	Toronto-Dominion Bank (The)
125,000	1.080%, 03/15/17	125,023
100,000	VAR, 1.179%, 03/21/17	99,996
50,000	VAR, 1.239%, 03/06/17	50,051
160,000	VAR, 1.297%, 03/06/17	160,174
25,000	VAR, 1.299%, 03/21/17	25,025
35,000	VAR, 1.309%, 03/20/17	35,039
61,000	VAR, 1.330%, 04/10/17	61,098
150,000	VAR, 1.423%, 04/17/17	150,325
100,000	UBS AG, VAR, 1.401%, 03/13/17	100,026
	Wells Fargo Bank NA
128,700	VAR, 1.323%, 03/10/17	128,723
100,000	VAR, 1.359%, 04/10/17	100,173
25,000	VAR, 1.418%, 05/08/17	25,042
135,000	VAR, 1.421%, 04/24/17	135,226
125,000	VAR, 1.439%, 04/10/17	125,257
100,000	Westpac Banking Corp., VAR, 1.292%, 03/10/17	100,096

		12,310,627

	Commercial Paper — 17.4% (n)
45,000	Agricultural Bank of China Ltd., 1.182%, 04/06/17 (e)	44,938
47,000	Atlantic Asset Securitization LLC, 1.154%, 03/21/17 (e)	46,976
60,000	Bank of Nova Scotia, VAR, 1.179%, 03/21/17 (e)	59,992
29,000	Barton Capital SA, 1.153%, 03/24/17 (e)	28,985
	Bedford Row Funding Corp.
18,000	VAR, 1.232%, 03/13/17 (e)	18,003
25,000	VAR, 1.311%, 03/14/17 (e)	25,025
42,000	VAR, 1.329%, 03/27/17 (e)	42,045
100,000	VAR, 1.432%, 04/13/17 (e)	100,205
50,000	BNZ International Funding Ltd., VAR, 1.299%, 03/27/17 (e)	50,047
	BPCE SA
197,000	1.204%, 05/01/17 (e)	196,724
25,000	1.205%, 05/02/17 (e)	24,965
	Caisse des Depots et Consignations
50,000	0.953%, 03/10/17 (e)	49,992
50,000	0.972%, 03/09/17 (e)	49,993

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Short-Term Investments — continued
	Commercial Paper — continued
	Canadian Imperial Bank of Commerce
25,000	VAR, 1.312%, 03/20/17 (e)	25,041
75,000	VAR, 1.319%, 03/28/17 (e)	75,123
220,000	China Construction Bank Corp., 1.182%, 04/07/17 (e)	219,759
	Commonwealth Bank of Australia
100,000	1.003%, 03/20/17 (e)	99,969
36,000	VAR, 1.189%, 03/15/17 (e)	36,001
97,000	VAR, 1.202%, 03/13/17 (e)	97,022
15,000	VAR, 1.239%, 03/23/17 (e)	15,013
10,000	VAR, 1.239%, 03/28/17 (e)	10,009
50,000	VAR, 1.282%, 05/22/17 (e)	50,054
125,000	VAR, 1.291%, 03/13/17	125,126
50,000	VAR, 1.291%, 03/13/17 (e)	50,051
73,000	VAR, 1.387%, 04/27/17 (e)	73,129
100,000	Credit Agricole Corporate & Investment Bank SA, VAR, 1.390%, 03/16/17	100,031
	Crown Point Capital Co. LLC
100,000	VAR, 1.521%, 03/14/17 (e)	100,127
185,000	VAR, 1.527%, 04/24/17 (e)	185,201
	DBS Bank Ltd.
50,000	1.003%, 03/15/17 (e)	49,986
50,000	1.013%, 05/10/17 (e)	49,921
25,000	1.054%, 04/07/17 (e)	24,981
100,000	1.093%, 03/16/17 (e)	99,970
100,000	1.093%, 03/20/17 (e)	99,962
100,000	DNB Bank ASA, VAR, 1.258%, 03/27/17 (e)	100,040
70,000	Erste Abwicklungsanstalt, VAR, 1.210%, 03/03/17 (e)	70,003
	ING US Funding LLC
100,000	VAR, 1.347%, 03/07/17	100,060
75,000	VAR, 1.380%, 03/03/17	75,045
	Kells Funding LLC
100,000	1.034%, 03/06/17 (e)	99,989
100,000	VAR, 1.127%, 03/06/17 (e)	100,052
125,000	VAR, 1.129%, 03/23/17 (e)	125,063
100,000	Kreditanstalt fuer Wiederaufbau, 1.023%, 03/28/17 (e)	99,951
136,750	LMA-Americas LLC, 1.338%, 03/01/17 (e)	136,747
	Macquarie Bank Ltd.
100,000	1.033%, 06/01/17 (e)	99,713
5,000	1.093%, 03/07/17 (e)	4,999
75,000	1.163%, 03/16/17 (e)	74,974
25,000	1.163%, 03/17/17 (e)	24,991

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Paper — continued
75,000	Manhattan Asset Funding Co. LLC, VAR, 1.471%, 03/14/17 (e)	75,064
73,000	Matchpoint Finance plc, 1.430%, 06/15/17 (e)	72,743
25,000	Mitsubishi UFJ Trust & Banking Corp., 1.113%, 04/19/17 (e)	24,972
25,000	National Australia Bank Ltd., VAR, 1.288%, 03/06/17 (e)	25,043
300,600	Natixis SA, VAR, 1.410%, 03/01/17	300,875
79,530	Nederlandse Waterschapsbank NV, 0.710%, 03/02/17 (e)	79,527
36,000	Nieuw Amsterdam Receivables Corp., 1.003%, 03/07/17 (e)	35,995
	NRW Bank
100,000	1.023%, 03/21/17 (e)	99,959
250,000	1.053%, 04/03/17 (e)	249,825
50,000	Oversea-Chinese Banking Corp. Ltd., VAR, 1.198%, 04/12/17 (e)	50,034
70,000	Ridgefield Funding Co. LLC, Series A, VAR, 1.477%, 03/07/17 (e)	70,052
	Starbird Funding Corp.
85,000	VAR, 1.422%, 03/20/17 (e)	85,074
30,000	1.430%, 06/14/17 (e)	29,895
11,000	1.430%, 06/16/17 (e)	10,961
125,000	VAR, 1.459%, 03/23/17 (e)	125,060
100,000	VAR, 1.459%, 03/27/17 (e)	100,055
75,000	Sumitomo Mitsui Banking Corp., 1.103%, 04/21/17 (e)	74,917
62,500	Sumitomo Mitsui Trust Bank Ltd., 1.104%, 06/08/17 (e)	62,324
	Thunder Bay Funding LLC
50,000	VAR, 1.172%, 03/17/17 (e)	50,010
75,000	VAR, 1.209%, 03/31/17 (e)	75,049
	Westpac Banking Corp.
42,000	VAR, 1.189%, 03/15/17 (e)	42,001
45,000	VAR, 1.189%, 03/16/17 (e)	45,001
	Westpac Securities NZ Ltd.
24,000	VAR, 1.036%, 03/07/17 (e)	23,999
25,000	VAR, 1.220%, 03/01/17 (e)	25,019
50,000	VAR, 1.239%, 03/28/17 (e)	50,040

		5,319,487

	Time Deposits — 20.5%
	Australia & New Zealand Banking Group Ltd.
500,000	0.570%, 03/01/17	500,000
230,000	0.720%, 03/07/17	230,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Short-Term Investments — continued
	Time Deposits — continued
	Canadian Imperial Bank of Commerce
750,000	0.580%, 03/01/17	750,000
295,000	Chiba Bank Ltd., 0.690%, 03/01/17	295,000
400,000	China Construction Bank Corp., 0.700%, 03/01/17	400,000
150,000	Citibank NA, 0.680%, 03/01/17	150,000
200,000	Cooperatieve Rabobank, 0.690%, 03/02/17	200,000
200,000	Credit Agricole Corporate & Investment Bank SA, 0.670%, 03/07/17	200,000
	Credit Industriel et Commercial
200,000	0.570%, 03/01/17	200,000
360,000	0.570%, 03/01/17	360,000
400,000	Industrial & Commercial Bank of China Ltd., 0.700%, 03/01/17	400,000
	ING Bank NV
181,000	0.700%, 03/01/17	181,000
200,000	0.720%, 03/02/17	200,000
850,000	Natixis SA, 0.600%, 03/01/17	850,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Time Deposits — continued
	Skandinaviska Enskilda Banken AB
465,822	0.570%, 03/01/17	465,822
82,240	0.570%, 03/01/17	82,240
150,000	Standard Chartered Bank, 0.700%, 03/01/17	150,000
650,000	Swedbank AB, 0.580%, 03/01/17	650,000

		6,264,062

	Total Short-Term Investments (Cost $23,885,096)	23,894,176

	Total Investments — 99.5% (Cost $30,342,501)	30,351,875
	Other Assets in Excess of Liabilities — 0.5%	159,951

	NET ASSETS — 100.0%	$30,511,826

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Repurchase Agreements — 19.6%
20,000	HSBC Securities USA, Inc., 0.760%, dated 02/28/17, due 03/01/17, repurchase price $20,000, collateralized by Corporate Bonds, 2.625% - 4.250%, due 02/18/22 - 11/10/44, with a value of $21,002.	20,000
25,000	Societe Generale SA, 0.760%, dated 02/28/17, due 03/01/17, repurchase price $25,001, collateralized by Corporate Bonds, 2.700% - 8.100%, due 08/15/20 - 03/01/57, Corporate Notes, 0.000% - 4.500%, due 11/28/17 - 07/30/26 and Sovereign Government Securities, 2.500% - 5.375%, due 07/31/19 - 10/12/28, with a value of $26,251.	25,000
98,916	Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.520%, dated 02/28/17, due 03/01/17, repurchase price $98,917. [3]	98,916
8,000	Wells Fargo Securities LLC, 0.860%, dated 02/28/17, due 03/07/17, repurchase price $8,001, collateralized by Asset-Backed Securities, 1.366% - 4.133%, due 12/25/34 - 11/19/51 and Municipal Debt Securities, 4.000% - 6.250%, due 07/01/21 - 07/01/41, with a value of $8,641.	8,000

	Total Repurchase Agreements (Cost $151,916)	151,916

Weekly Demand Notes — 3.9%
	Arizona — 0.6%
4,520	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America NA, 0.690%, 03/07/17	4,520

	California — 0.5%
	City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments,
2,000	Series H-3, Rev., VRDO, LOC: Bank of China, 1.100%, 03/07/17	2,000
2,000	Series H-4, Rev., VRDO, LOC: Bank of China, 1.040%, 03/07/17	2,000

		4,000

	New Jersey — 2.8%
16,855	Jets Stadium Development LLC, Series A-4A, VAR, 0.740%, 03/07/17 (e)	16,855
4,985	Jets Stadium Finance Issuer 2015 LLC, VAR, 0.740%, 03/07/17 (e)	4,985

		21,840

	Total Weekly Demand Notes (Cost $30,360)	30,360

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Short-Term Investments — 74.9%
	Certificates of Deposit — 40.1%
	ABN AMRO Bank NV
8,000	1.165%, 05/05/17 (n)	7,983
3,000	1.180%, 06/08/17 (n)	2,991
3,000	1.180%, 06/12/17 (n)	2,990
5,000	Agricultural Bank of China Ltd., 1.250%, 03/15/17	5,000
	Banco Del Estado De Chile
2,000	1.110%, 06/08/17	2,000
2,000	VAR, 1.220%, 03/03/17	2,000
10,000	VAR, 1.309%, 03/20/17	10,000
5,000	VAR, 1.311%, 03/14/17	5,000
10,000	Bank of Montreal, 1.120%, 04/17/17	10,000
3,000	Bank of Tokyo-Mitsubishi UFJ Ltd., VAR, 1.398%, 03/27/17	3,000
	China Construction Bank Corp.
1,500	1.150%, 04/13/17	1,500
500	1.180%, 03/31/17	500
2,000	1.220%, 03/20/17	2,000
	Commonwealth Bank of Australia
5,000	VAR, 1.189%, 03/23/17	5,000
3,000	VAR, 1.210%, 03/16/17	3,000
	Cooperatieve Rabobank
1,500	VAR, 1.000%, 04/03/17	1,500
3,000	VAR, 1.230%, 03/16/17	3,000
5,000	VAR, 1.314%, 05/10/17	5,000
10,000	VAR, 1.413%, 04/24/17	10,000
	Credit Agricole Corporate & Investment Bank SA
5,000	VAR, 1.381%, 03/14/17	5,000
15,000	VAR, 1.382%, 03/17/17	15,000
	Credit Industriel et Commercial
18,000	VAR, 1.289%, 03/17/17	18,000
5,000	1.290%, 08/01/17	5,000
2,000	Credit Suisse AG, VAR, 1.449%, 03/20/17	2,000
5,000	Dexia Credit Local SA, VAR, 1.285%, 03/08/17	5,000
	DZ Bank AG
2,000	1.000%, 05/10/17 (n)	1,996
2,000	VAR, 1.159%, 03/29/17	2,000
17,000	1.245%, 04/21/17 (n)	16,970
	KBC Bank NV
10,000	0.680%, 03/01/17	10,000
3,000	1.097%, 05/15/17 (n)	2,993
5,000	1.150%, 03/06/17 (n)	4,999
5,000	1.200%, 03/09/17 (n)	4,999
	Mitsubishi UFJ Trust & Banking Corp.
5,000	1.300%, 04/28/17 (n)	4,990

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Short-Term Investments — continued
	Certificates of Deposit — continued
6,000	1.380%, 08/09/17 (n)	5,963
2,000	1.390%, 08/14/17 (n)	1,987
	Mizuho Bank Ltd.
5,000	VAR, 1.471%, 03/14/17	5,000
10,000	VAR, 1.472%, 03/17/17	10,000
	National Australia Bank Ltd.
1,000	VAR, 1.297%, 03/06/17	1,000
3,000	VAR, 1.364%, 05/08/17	3,000
3,000	VAR, 1.385%, 05/02/17	3,000
12,000	Natixis SA, VAR, 1.389%, 03/02/17	12,000
	Norinchukin Bank
10,000	1.250%, 04/24/17	10,000
3,000	1.340%, 08/16/17 (n)	2,981
500	Oversea-Chinese Banking Corp. Ltd., Class C, VAR, 1.108%, 03/07/17	500
2,500	Sumitomo Mitsui Banking Corp., VAR, 1.377%, 03/06/17	2,500
5,000	Sumitomo Mitsui Trust Bank Ltd., VAR, 1.380%, 03/03/17	5,000
	Sumitomo Trust and Banking
7,000	VAR, 1.081%, 03/31/17	7,000
1,500	1.360%, 08/14/17 (n)	1,491
	Svenska Handelsbanken AB
5,000	VAR, 1.177%, 03/06/17	5,000
5,000	VAR, 1.277%, 03/22/17	5,000
15,000	VAR, 1.302%, 03/17/17	15,000
	Toronto-Dominion Bank (The)
5,000	1.100%, 04/18/17	5,000
3,000	VAR, 1.297%, 03/06/17	3,000
2,000	VAR, 1.309%, 03/20/17	2,000
	Wells Fargo Bank NA
2,000	VAR, 1.359%, 04/10/17	2,000
20,000	VAR, 1.421%, 04/24/17	20,000

		309,833

	Commercial Paper — 14.6% (n)
1,000	Bank of Nova Scotia, VAR, 1.179%, 03/21/17 (e)	1,000
	Barton Capital SA
2,000	1.153%, 04/03/17 (e)	1,998
1,000	1.154%, 03/24/17 (e)	999
	Bedford Row Funding Corp.
7,000	VAR, 1.232%, 03/13/17 (e)	7,000
2,000	VAR, 1.289%, 03/28/17 (e)	2,000
10,000	VAR, 1.432%, 04/13/17 (e)	10,000
3,000	BPCE SA, 1.204%, 05/01/17 (e)	2,994

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Paper — continued
3,000	Caisse des Depots et Consignations, 0.972%, 03/09/17 (e)	2,999
4,000	Canadian Imperial Bank of Commerce, VAR, 1.319%, 03/28/17 (e)	4,000
3,000	Cancara Asset Securitisation LLC, 1.103%, 04/07/17 (e)	2,997
10,000	Commonwealth Bank of Australia, VAR, 1.372%, 03/20/17 (e)	10,000
5,000	Concord Minutemen Capital Co. LLC, 1.185%, 06/14/17 (e)	4,983
15,000	Crown Point Capital Co. LLC, VAR, 1.527%, 04/24/17 (e)	15,000
5,000	DNB Bank ASA, VAR, 1.200%, 03/01/17 (e)	5,000
15,000	Erste Abwicklungsanstalt, VAR, 1.210%, 03/03/17 (e)	15,000
2,000	LMA-Americas LLC, 1.359%, 08/07/17 (e)	1,988
	Starbird Funding Corp.
15,000	VAR, 1.422%, 03/20/17 (e)	15,000
5,000	VAR, 1.460%, 03/03/17 (e)	5,000
5,000	Westpac Securities NZ Ltd., VAR, 1.220%, 03/01/17 (e)	5,000

		112,958

	Time Deposits — 20.2%
20,000	Australia & New Zealand Banking Group Ltd., 0.720%, 03/07/17	20,000
28,000	China Construction Bank Corp., 0.700%, 03/01/17	28,000
10,000	Cooperatieve Rabobank, 0.690%, 03/02/17	10,000
16,000	Credit Agricole Corporate & Investment Bank SA, 0.570%, 03/01/17	16,000
4,909	Credit Industriel et Commercial, 0.570%, 03/01/17	4,909
31,000	Industrial & Commercial Bank of China Ltd., 0.700%, 03/01/17	31,000
	ING Bank NV
3,000	0.700%, 03/01/17	3,000
28,000	0.720%, 03/02/17	28,000
15,000	Natixis SA, 0.600%, 03/01/17	15,000

		155,909

	Total Short-Term Investments (Cost $578,700)	578,700

	Total Investments — 98.4% (Cost $760,976)*	760,976
	Other Assets in Excess of Liabilities — 1.6%	12,012

	NET ASSETS — 100.0%	$772,988

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Government Agency Securities — 36.6%
	FFCB — 2.3%
75,000	DN, 0.532%, 04/03/17 (n)	74,964
25,000	DN, 0.552%, 05/03/17 (n)	24,976
100,000	DN, 0.623%, 07/13/17 (n)	99,769
100,000	DN, 0.643%, 08/03/17 (n)	99,724
50,000	DN, 0.814%, 08/31/17 (n)	49,794
165,000	VAR, 0.646%, 03/14/17	164,995
203,000	VAR, 0.764%, 03/21/17	202,979
80,000	VAR, 0.770%, 03/01/17	79,997
153,000	VAR, 0.778%, 03/27/17	152,983
400,000	VAR, 0.793%, 03/27/17	400,000
119,100	VAR, 0.821%, 03/13/17	119,120
250,000	VAR, 0.840%, 03/16/17	249,955
350,000	VAR, 0.841%, 03/29/17	350,000
500,000	VAR, 0.869%, 03/02/17	499,955
375,000	VAR, 0.871%, 03/20/17	375,000
275,000	VAR, 0.887%, 03/06/17	274,995
300,000	VAR, 0.920%, 03/01/17	300,000
36,425	VAR, 0.938%, 03/27/17	36,511

		3,555,717

	FHLB — 30.0%
515,995	0.625%, 10/26/17	515,520
200,000	0.875%, 05/24/17	200,138
21,000	DN, 0.501%, 03/15/17 (n)	20,996
121,000	DN, 0.576%, 03/16/17 (n)	120,971
110,000	DN, 0.652%, 06/05/17 (n)	109,809
500,000	DN, 0.703%, 09/18/17 (n)	498,046
181,500	DN, 0.845%, 09/20/17 (n)	180,640
220,000	VAR, 0.561%, 03/28/17	220,000
350,000	VAR, 0.561%, 03/28/17	350,000
1,000,000	VAR, 0.565%, 04/11/17	1,000,000
500,000	VAR, 0.565%, 04/11/17	500,000
250,000	VAR, 0.575%, 04/06/17	250,000
250,000	VAR, 0.579%, 04/07/17	250,000
225,000	VAR, 0.588%, 04/04/17	225,000
110,000	VAR, 0.598%, 03/09/17	109,996
750,000	VAR, 0.599%, 04/07/17	750,000
250,000	VAR, 0.603%, 04/18/17	249,992
500,000	VAR, 0.610%, 03/16/17	500,000
500,000	VAR, 0.610%, 04/20/17	500,000
400,000	VAR, 0.616%, 03/14/17	400,000
200,000	VAR, 0.618%, 03/16/17	200,000
250,000	VAR, 0.618%, 03/27/17	250,000
500,000	VAR, 0.618%, 04/25/17	500,000
500,000	VAR, 0.618%, 04/25/17	500,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	FHLB — continued
500,000	VAR, 0.618%, 04/25/17	500,000
250,000	VAR, 0.618%, 04/25/17	250,000
150,000	VAR, 0.621%, 03/20/17	150,000
500,000	VAR, 0.621%, 03/20/17	500,000
150,000	VAR, 0.625%, 03/15/17	150,000
978,000	VAR, 0.630%, 05/02/17	978,000
70,000	VAR, 0.644%, 04/10/17	70,000
750,000	VAR, 0.644%, 05/08/17	750,000
250,000	VAR, 0.650%, 04/10/17	250,000
500,000	VAR, 0.650%, 04/11/17	500,000
500,000	VAR, 0.650%, 04/12/17	500,000
500,000	VAR, 0.653%, 04/12/17	500,000
195,000	VAR, 0.653%, 04/25/17	195,003
965,000	VAR, 0.653%, 04/25/17	965,000
350,000	VAR, 0.653%, 04/25/17	350,006
550,000	VAR, 0.654%, 04/30/17	550,000
250,000	VAR, 0.654%, 05/09/17	250,000
500,000	VAR, 0.655%, 05/02/17	500,000
500,000	VAR, 0.658%, 04/24/17	500,000
400,000	VAR, 0.658%, 05/07/17	400,000
225,000	VAR, 0.658%, 05/08/17	225,000
250,000	VAR, 0.661%, 03/13/17	249,995
500,000	VAR, 0.663%, 04/24/17	500,000
475,000	VAR, 0.666%, 03/22/17	475,000
500,000	VAR, 0.667%, 03/27/17	500,000
215,000	VAR, 0.667%, 03/27/17	215,000
250,000	VAR, 0.674%, 03/21/17	250,000
250,000	VAR, 0.681%, 03/14/17	250,000
500,000	VAR, 0.693%, 04/16/17	500,000
500,000	VAR, 0.695%, 04/11/17	500,000
200,000	VAR, 0.709%, 03/23/17	200,000
500,000	VAR, 0.722%, 03/17/17	500,000
475,000	VAR, 0.722%, 03/17/17	475,000
500,000	VAR, 0.726%, 03/21/17	500,000
1,700,000	VAR, 0.743%, 05/23/17	1,700,000
500,000	VAR, 0.751%, 03/20/17	500,000
528,000	VAR, 0.752%, 05/25/17	528,000
500,000	VAR, 0.752%, 05/26/17	500,000
250,000	VAR, 0.761%, 03/01/17	249,990
500,000	VAR, 0.768%, 03/01/17	499,988
625,000	VAR, 0.776%, 03/06/17	624,963
175,000	VAR, 0.776%, 03/21/17	174,996
500,000	VAR, 0.777%, 03/06/17	500,000
100,000	VAR, 0.778%, 03/27/17	99,990
80,000	VAR, 0.778%, 05/09/17	80,028

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — continued
	FHLB — continued
500,000	VAR, 0.791%, 03/14/17	500,000
250,000	VAR, 0.797%, 03/06/17	250,000
75,000	VAR, 0.797%, 03/06/17	75,000
500,000	VAR, 0.798%, 03/27/17	500,000
500,000	VAR, 0.800%, 03/03/17	500,000
525,000	VAR, 0.801%, 03/28/17	525,000
609,000	VAR, 0.810%, 03/03/17	608,986
425,000	VAR, 0.815%, 03/03/17	425,000
20,175	VAR, 0.816%, 03/28/17	20,195
400,000	VAR, 0.832%, 04/17/17	400,000
200,000	VAR, 0.833%, 04/18/17	200,000
250,000	VAR, 0.840%, 03/15/17	250,001
325,000	VAR, 0.841%, 03/09/17	325,000
60,580	VAR, 0.847%, 03/06/17	60,580
150,000	VAR, 0.849%, 03/14/17	150,000
250,000	VAR, 0.852%, 05/26/17	250,000
1,000,000	VAR, 0.883%, 03/20/17	1,000,000
450,000	VAR, 0.884%, 05/12/17	450,000
225,000	VAR, 0.887%, 05/16/17	224,999
975,000	VAR, 0.887%, 05/16/17	975,000
750,000	VAR, 0.888%, 03/20/17	750,000
525,000	VAR, 0.889%, 05/15/17	525,000
227,900	VAR, 0.892%, 05/26/17	227,900
950,000	VAR, 0.892%, 05/26/17	950,000
250,000	VAR, 0.898%, 03/07/17	250,000
385,700	VAR, 0.903%, 05/23/17	385,724
150,000	VAR, 0.908%, 03/07/17	150,000
250,000	VAR, 0.908%, 03/07/17	250,000
500,000	VAR, 0.908%, 03/17/17	500,000
250,000	VAR, 0.922%, 03/06/17	250,112
700,000	VAR, 0.928%, 03/13/17	699,981
300,000	VAR, 0.932%, 04/26/17	300,004
210,000	VAR, 0.933%, 03/13/17	210,008
500,000	VAR, 0.933%, 04/04/17	499,964
175,000	VAR, 0.935%, 05/02/17	175,000
100,000	VAR, 0.936%, 03/18/17	100,230
100,000	VAR, 0.944%, 05/10/17	100,000
150,000	VAR, 0.944%, 05/12/17	150,000
250,000	VAR, 0.945%, 05/02/17	249,983
177,000	VAR, 0.946%, 05/08/17	177,017
235,000	VAR, 0.947%, 04/26/17	235,018
250,000	VAR, 0.948%, 05/09/17	250,000
140,000	VAR, 0.949%, 03/21/17	140,000
300,000	VAR, 0.968%, 04/25/17	300,000
400,000	VAR, 0.972%, 05/22/17	400,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	FHLB — continued
500,000	VAR, 0.972%, 05/22/17	500,000
448,000	VAR, 0.977%, 03/29/17	448,151
500,000	VAR, 1.028%, 05/23/17	499,985
76,220	VAR, 1.032%, 05/25/17	76,234

		45,447,139

	FHLMC — 3.2%
375,000	DN, 0.501%, 03/20/17 (n)	374,901
238,696	DN, 0.501%, 03/21/17 (n)	238,630
261,905	DN, 0.521%, 05/05/17 (n)	261,659
950,000	VAR, 0.579%, 04/28/17	950,000
250,000	VAR, 0.663%, 04/24/17	250,000
358,000	VAR, 0.786%, 03/20/17	358,079
465,000	VAR, 0.793%, 04/24/17	465,000
675,000	VAR, 0.971%, 03/08/17	675,000
1,175,000	VAR, 0.979%, 04/10/17	1,175,000
83,500	VAR, 0.988%, 04/12/17	83,500

		4,831,769

	FNMA — 1.1%
300,000	0.875%, 02/08/18	299,842
280,000	VAR, 0.780%, 03/16/17	279,987
400,000	VAR, 0.785%, 03/08/17	399,979
250,000	VAR, 0.787%, 03/06/17	249,977
500,000	VAR, 0.944%, 03/21/17	500,163

		1,729,948

	Total U.S. Government Agency Securities (Cost $55,564,573)	55,564,573

U.S. Treasury Obligations — 10.3%
	U.S. Treasury Notes — 10.3%
1,303,000	0.500%, 07/31/17	1,301,982
665,000	0.625%, 05/31/17	665,029
1,225,000	0.625%, 07/31/17	1,225,095
1,785,000	0.625%, 08/31/17	1,783,954
1,500,000	0.625%, 09/30/17	1,498,218
500,000	0.625%, 11/30/17	499,044
695,000	0.750%, 03/15/17	695,054
90,000	0.750%, 10/31/17	89,952
400,000	0.875%, 06/15/17	400,252
541,000	0.875%, 07/15/17	541,529
400,000	0.875%, 08/15/17	400,334
600,000	0.875%, 10/15/17	600,056
500,000	0.875%, 11/15/17	499,925
190,000	1.000%, 03/31/17	190,077
210,000	1.000%, 09/15/17	210,212

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — continued
	U.S. Treasury Notes — continued
2,500,000	1.875%, 08/31/17	2,514,255
700,000	1.875%, 09/30/17	704,233
100,000	1.875%, 10/31/17	100,693
150,000	2.250%, 11/30/17	151,519
660,000	2.375%, 07/31/17	664,838
150,000	3.125%, 04/30/17	150,649
200,000	3.250%, 03/31/17	200,439
170,000	4.250%, 11/15/17	174,054
316,000	4.500%, 05/15/17	318,553

	Total U.S. Treasury Obligations (Cost $15,579,946)	15,579,946

Repurchase Agreements — 49.2%
5,100,000	Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.530%, dated 02/28/17, due 03/01/17, repurchase price $5,100,076. [1]	5,100,000
596,573	Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 0.540%, dated 02/28/17, due 03/01/17, repurchase price $596,582. [2]	596,573
250,000	Bank of America Corp., 0.530%, dated 02/28/17, due 03/01/17, repurchase price $250,004, collateralized by FHLMC, 3.500%, due 07/01/45, with a value of $255,000.	250,000
250,000	Bank of Montreal, 0.510%, dated 02/28/17, due 03/01/17, repurchase price $250,004, collateralized by U.S. Treasury Securities, 0.750% - 4.750%, due 08/15/18 - 02/15/41, with a value of $255,004.	250,000
500,000	Bank of Montreal, 0.530%, dated 02/28/17, due 03/07/17, repurchase price $500,052, collateralized by U.S. Treasury Securities, 0.750% - 4.750%, due 11/15/17 - 02/15/41, with a value of $510,248.	500,000
500,000	Bank of Montreal, 0.540%, dated 02/28/17, due 03/07/17, repurchase price $500,053, collateralized by U.S. Treasury Securities, 0.125% - 3.625%, due 06/30/17 - 11/15/46, with a value of $510,474.	500,000
500,000	Bank of Montreal, 0.550%, dated 02/28/17, due 03/07/17, repurchase price $500,053, collateralized by U.S. Treasury Securities, 0.125% - 2.875%, due 06/30/17 - 02/15/47, with a value of $510,600.	500,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,000,000	Bank of Montreal, 0.550%, dated 02/28/17, due 03/07/17, repurchase price $1,000,107, collateralized by U.S. Treasury Securities, 0.000% - 4.250%, due 03/31/17 - 02/15/47, with a value of $1,021,356.	1,000,000
500,000	Bank of Montreal, 0.560%, dated 02/28/17, due 03/07/17, repurchase price $500,054, collateralized by U.S. Treasury Securities, 0.000% - 3.125%, due 01/31/18 - 05/15/45, with a value of $510,801.	500,000
500,000	Bank of Nova Scotia, 0.510%, dated 02/28/17, due 03/01/17, repurchase price $500,007, collateralized by FHLMC, 2.500% - 6.500%, due 11/01/20 - 10/01/46, FNMA, 0.875% - 7.000%, due 10/26/17 - 02/01/47, GNMA, 2.000% - 4.500%, due 11/20/39 - 07/20/46 and U.S. Treasury Securities, 2.750%, due 11/15/23, with a value of $510,001.	500,000
200,000	Barclays Capital, Inc., 0.510%, dated 02/28/17, due 03/01/17, repurchase price $200,003, collateralized by FHLB, 0.686% - 2.350%, due 05/14/18 - 07/28/23, with a value of $204,002.	200,000
750,000	Barclays Capital, Inc., 0.510%, dated 02/28/17, due 03/01/17, repurchase price $750,011, collateralized by U.S. Treasury Securities, 0.000% - 6.000%, due 03/31/17 - 05/15/45, with a value of $765,000.	750,000
1,000,000	Barclays Capital, Inc., 0.510%, dated 02/28/17, due 03/02/17, repurchase price $1,000,028, collateralized by U.S. Treasury Securities, 0.000% - 6.250%, due 04/15/17 - 05/15/46, with a value of $1,020,000.	1,000,000
250,000	Barclays Capital, Inc., 0.520%, dated 02/28/17, due 03/01/17, repurchase price $250,004, collateralized by FHLMC, 3.500% - 6.000%, due 04/15/36 - 02/01/47 and FNMA, 6.000% - 6.600%, due 03/18/27 - 10/25/31, with a value of $255,000.	250,000
1,500,000	Barclays Capital, Inc., 0.520%, dated 02/28/17, due 03/03/17, repurchase price $1,500,065, collateralized by U.S. Treasury Securities, 0.000% - 9.125%, due 04/15/17 - 02/15/47, with a value of $1,530,000.	1,500,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — continued
661,343	Barclays Capital, Inc., 0.520%, dated 02/28/17, due 03/01/17, repurchase price $661,353, collateralized by U.S. Treasury Securities, 0.000% - 3.000%, due 02/28/18 - 11/15/44, with a value of $674,570.	661,343
500,000	Barclays Capital, Inc., 0.530%, dated 02/28/17, due 03/07/17, repurchase price $500,052, collateralized by FHLMC, 4.000% - 6.000%, due 04/15/36 - 02/01/47 and FNMA, 3.000% - 6.600%, due 03/18/27 - 03/01/47, with a value of $510,000.	500,000
200,000	Barclays Capital, Inc., 0.550%, dated 02/28/17, due 03/01/17, repurchase price $200,003, collateralized by U.S. Treasury Securities, 1.750% - 3.000%, due 02/28/22 - 11/15/45, with a value of $204,000.	200,000
500,000	BNP Paribas, 0.520%, dated 02/28/17, due 03/01/17, repurchase price $500,007, collateralized by U.S. Treasury Securities, 0.000% - 2.625%, due 07/15/17 - 02/15/42, with a value of $510,007.	500,000
250,000	BNP Paribas, 0.520%, dated 02/28/17, due 03/07/17, repurchase price $250,025, collateralized by FHLMC, 2.500% - 7.000%, due 08/15/29 - 02/01/47, FNMA, 2.000% - 7.000%, due 07/01/25 - 01/01/47, GNMA, 1.287% - 7.000%, due 11/20/27 - 07/20/46 and U.S. Treasury Securities, 0.000% - 8.750%, due 02/15/20 - 11/15/45, with a value of $255,033.	250,000
1,000,000	BNP Paribas, 0.550%, dated 02/28/17, due 03/07/17, repurchase price $1,000,107, collateralized by FHLMC, 0.967% - 7.500%, due 08/01/22 - 02/01/47, FNMA, 1.260% - 7.500%, due 08/01/17 - 07/25/54, GNMA, 1.287% - 10.000%, due 02/15/18 - 01/20/67 and U.S. Treasury Securities, 0.000% - 7.625%, due 03/16/17 - 11/15/46, with a value of $1,021,245.	1,000,000
1,500,000	BNP Paribas, 0.570%, dated 02/28/17, due 03/07/17, repurchase price $1,500,166, collateralized by U.S. Treasury Securities, 0.000% - 9.125%, due 03/30/17 - 05/15/45, with a value of $1,530,678.	1,500,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,000,000	BNP Paribas, 0.570%, dated 02/28/17, due 03/07/17, repurchase price $1,000,111, collateralized by U.S. Treasury Securities, 0.000% - 7.625%, due 03/09/17 - 11/15/43, with a value of $1,021,470.	1,000,000
1,000,000	BNP Paribas, 0.580%, dated 02/28/17, due 03/07/17, repurchase price $1,000,113, collateralized by U.S. Treasury Securities, 0.000% - 3.875%, due 03/31/17 - 02/15/46, with a value of $1,021,150.	1,000,000
500,000	BNP Paribas, 0.590%, dated 02/28/17, due 03/07/17, repurchase price $500,057, collateralized by U.S. Treasury Securities, 0.000% - 3.000%, due 04/15/17 - 11/15/45, with a value of $510,769.	500,000
750,000	BNP Paribas, 0.600%, dated 02/28/17, due 05/15/17, repurchase price $750,950, collateralized by FHLMC, 2.178% - 9.500%, due 06/01/23 - 02/01/47, FNMA, 1.125% - 8.000%, due 10/19/18 - 02/01/47, GNMA, 2.125% - 8.000%, due 07/15/24 - 01/20/67 and U.S. Treasury Securities, 0.000% - 8.750%, due 04/13/17 - 11/15/28, with a value of $766,148.	750,000
1,000,000	BNP Paribas, 0.600%, dated 02/28/17, due 05/05/17, repurchase price $1,001,100, collateralized by FHLMC, 0.967% - 8.500%, due 06/01/18 - 02/01/47, FNMA, 1.500% - 7.500%, due 09/01/18 - 02/01/47, GNMA, 1.287% - 7.000%, due 09/20/18 - 02/20/47 and U.S. Treasury Securities, 0.000% - 3.625%, due 03/31/18 - 11/15/21, with a value of $1,021,266.	1,000,000
500,000	BNP Paribas, 0.600%, dated 02/28/17, due 04/11/17, repurchase price $500,350, collateralized by U.S. Treasury Securities, 0.000% - 9.125%, due 05/15/17 - 05/15/46, with a value of $510,706.	500,000
1,500,000	BNP Paribas, 0.620%, dated 02/28/17, due 03/07/17, repurchase price $1,500,181, collateralized by FHLMC, 1.500% - 7.000%, due 01/01/23 - 03/01/47, FNMA, 2.315% - 7.000%, due 01/01/18 - 02/01/47, GNMA, 2.000% - 6.500%, due 08/20/24 - 01/20/67 and U.S. Treasury Securities, 0.000% - 2.500%, due 05/15/17 - 02/15/44, with a value of $1,532,504.	1,500,000

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — continued
750,000	Credit Agricole Corporate & Investment Bank SA, 0.520%, dated 02/28/17, due 03/01/17, repurchase price $750,011, collateralized by U.S. Treasury Securities, 1.500% - 2.125%, due 02/29/24 - 08/15/26, with a value of $765,000.	750,000
250,000	Credit Agricole Corporate & Investment Bank SA, 0.530%, dated 02/28/17, due 03/01/17, repurchase price $250,004, collateralized by GNMA, 3.500%, due 04/20/46 and U.S. Treasury Securities, 1.625%, due 02/15/26, with a value of $255,000.	250,000
750,000	Credit Suisse Securities USA LLC, 0.510%, dated 02/28/17, due 03/01/17, repurchase price $750,011, collateralized by U.S. Treasury Securities, 0.077% - 2.625%, due 07/31/17 - 07/31/22, with a value of $765,005.	750,000
1,000,000	Credit Suisse Securities USA LLC, 0.722%, dated 02/28/17, due 04/04/17, repurchase price $1,000,702, collateralized by FHLMC, 0.000% - 12.760%, due 04/15/27 - 12/15/46, FNMA, 0.000% - 7.222%, due 12/25/19 - 03/25/47 and GNMA, 0.000% - 6.500%, due 10/16/28 - 12/16/58, with a value of $1,031,569.	1,000,000
250,000	Credit Suisse Securities USA LLC, 0.729%, dated 02/28/17, due 04/04/17, repurchase price $250,177, collateralized by FHLMC, 3.000% - 8.000%, due 04/15/21 - 02/15/47, FNMA, 3.500% - 8.000%, due 07/25/35 - 09/25/46 and GNMA, 0.050% - 5.880%, due 10/16/34 - 11/20/45, with a value of $257,501.	250,000
600,000	Daiwa Capital Markets America, Inc., 0.550%, dated 02/28/17, due 03/01/17, repurchase price $600,009, collateralized by FFCB, 1.710%, due 02/27/20, FHLMC, 2.070% - 4.000%, due 10/01/31 - 12/01/46, FNMA, 2.358% - 4.500%, due 01/01/24 - 02/01/47 and GNMA, 1.277% - 5.000%, due 11/20/31 - 02/20/47, with a value of $612,599.	600,000
500,000	Deutsche Bank Securities, Inc., 0.530%, dated 02/28/17, due 03/01/17, repurchase price $500,007, collateralized by U.S. Treasury Securities, 0.000% - 5.000%, due 03/31/19 - 02/15/44, with a value of $510,000.	500,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

500,000	Deutsche Bank Securities, Inc., 0.530%, dated 02/28/17, due 03/01/17, repurchase price $500,007, collateralized by U.S. Treasury Securities, 0.000% - 5.000%, due 10/31/17 - 05/15/45, with a value of $510,000.	500,000
750,000	Deutsche Bank Securities, Inc., 0.540%, dated 02/28/17, due 03/01/17, repurchase price $750,011, collateralized by FHLMC, 3.000% - 5.000%, due 04/01/30 - 11/01/46, FNMA, 3.500% - 4.000%, due 10/01/45 - 07/01/46 and GNMA, 4.000%, due 01/20/47, with a value of $765,090.	750,000
500,000	Deutsche Bank Securities, Inc., 0.550%, dated 02/28/17, due 03/07/17, repurchase price $500,053, collateralized by FNMA, 4.000% - 5.385%, due 06/25/19 - 02/01/47, GNMA, 1.405% - 4.024%, due 05/20/45 - 01/16/54 and U.S. Treasury Securities, 2.000% - 2.500%, due 02/15/25 - 02/15/46, with a value of $510,021.	500,000
875,000	Deutsche Bank Securities, Inc., 0.550%, dated 02/28/17, due 03/03/17, repurchase price $875,040, collateralized by U.S. Treasury Securities, 0.000% - 8.875%, due 08/10/17 - 02/15/47, with a value of $892,500.	875,000
750,000	Deutsche Bank Securities, Inc., 0.550%, dated 02/28/17, due 03/01/17, repurchase price $750,011, collateralized by FHLMC, 2.000% - 6.500%, due 04/01/17 - 02/01/47, FNMA, 2.000% - 6.500%, due 03/25/17 - 02/01/47 and GNMA, 3.000% - 3.500%, due 07/20/39, with a value of $765,010.	750,000
3,600,000	Federal Reserve Bank, 0.500%, dated 02/28/17, due 03/01/17, repurchase price $3,600,050, collateralized by U.S. Treasury Securities, 1.125% - 6.125%, due 01/31/20 - 02/15/43, with a value of $3,600,050.	3,600,000
9,000,000	Federal Reserve Bank, 0.500%, dated 02/28/17, due 03/01/17, repurchase price $9,000,125, collateralized by U.S. Treasury Securities, 1.125% - 6.125%, due 01/31/20 - 02/15/43, with a value of $9,000,125.	9,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — continued
600,000	Goldman Sachs & Co., 0.510%, dated 02/28/17, due 03/01/17, repurchase price $600,009, collateralized by GNMA, 1.077% - 7.500%, due 05/20/32 - 05/16/53, with a value of $617,629.	600,000
250,000	Goldman Sachs & Co., 0.530%, dated 02/28/17, due 03/01/17, repurchase price $250,004, collateralized by FHLMC, 3.000% - 4.500%, due 12/01/36 - 02/01/47 and FNMA, 3.000% - 4.000%, due 10/01/28 - 10/01/46, with a value of $255,000.	250,000
250,000	Goldman Sachs & Co., 0.530%, dated 02/28/17, due 03/01/17, repurchase price $250,004, collateralized by FNMA, 2.955% - 5.000%, due 11/01/20 - 04/01/46, with a value of $255,000.	250,000
3,000,000	Nomura Securities International, Inc., 0.530%, dated 02/28/17, due 03/01/17, repurchase price $3,000,044, collateralized by U.S. Treasury Securities, 0.000% - 8.500%, due 03/15/17 - 11/15/46, with a value of $3,060,045.	3,000,000
9,000,000	Nomura Securities International, Inc., 0.540%, dated 02/28/17, due 03/01/17, repurchase price $9,000,135, collateralized by FHLMC, 2.000% - 9.500%, due 04/01/17 - 02/01/47, FNMA, 0.787% - 8.500%, due 06/01/17 - 03/01/47, GNMA, 1.930% - 9.000%, due 04/15/18 - 11/20/66 and U.S. Treasury Securities, 0.000% - 8.750%, due 05/15/17 - 08/15/46, with a value of $9,180,138.	9,000,000
1,000,000	Nomura Securities International, Inc., 0.540%, dated 02/28/17, due 03/01/17, repurchase price $1,000,015, collateralized by FHLMC, 2.000% - 7.800%, due 10/01/18 - 03/01/47, FNMA, 2.500% - 7.000%, due 06/01/20 - 03/01/47 and GNMA, 1.729% - 9.000%, due 11/20/19 - 03/20/66, with a value of $1,020,016.	1,000,000
250,000	Norinchukin Bank, 0.650%, dated 02/28/17, due 03/21/17, repurchase price $250,095, collateralized by U.S. Treasury Securities, 3.625%, due 04/15/28, with a value of $255,008.	250,000
200,000	Norinchukin Bank, 0.650%, dated 02/28/17, due 03/15/17, repurchase price $200,054, collateralized by U.S. Treasury Securities, 1.125%, due 01/15/21, with a value of $204,004.	200,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

250,000	Norinchukin Bank, 0.700%, dated 02/28/17, due 04/19/17, repurchase price $250,243, collateralized by U.S. Treasury Securities, 3.625%, due 04/15/28, with a value of $255,008.	250,000
250,000	Norinchukin Bank, 0.700%, dated 02/28/17, due 04/24/17, repurchase price $250,267, collateralized by U.S. Treasury Securities, 0.125%, due 04/15/18 - 04/15/20, with a value of $255,002.	250,000
250,000	Norinchukin Bank, 0.700%, dated 02/28/17, due 04/24/17, repurchase price $250,267, collateralized by U.S. Treasury Securities, 3.375%, due 04/15/32, with a value of $255,009.	250,000
200,000	Norinchukin Bank, 0.700%, dated 02/28/17, due 05/15/17, repurchase price $200,296, collateralized by U.S. Treasury Securities, 1.125%, due 01/15/21, with a value of $204,004.	200,000
300,000	Norinchukin Bank, 0.750%, dated 02/28/17, due 03/06/17, repurchase price $300,038, collateralized by U.S. Treasury Securities, 3.375%, due 04/15/32, with a value of $306,007.	300,000
250,000	Norinchukin Bank, 0.750%, dated 02/28/17, due 05/22/17, repurchase price $250,432, collateralized by U.S. Treasury Securities, 3.375% - 3.625%, due 04/15/28 - 04/15/32, with a value of $255,005.	250,000
250,000	Norinchukin Bank, 0.770%, dated 02/28/17, due 03/09/17, repurchase price $250,048, collateralized by U.S. Treasury Securities, 3.625%, due 04/15/28, with a value of $255,008.	250,000
200,000	Norinchukin Bank, 0.780%, dated 02/28/17, due 03/13/17, repurchase price $200,056, collateralized by U.S. Treasury Securities, 0.125%, due 04/15/20, with a value of $204,005.	200,000
200,000	Norinchukin Bank, 0.800%, dated 02/28/17, due 03/14/17, repurchase price $200,062, collateralized by U.S. Treasury Securities, 0.125% - 1.125%, due 04/15/20 - 01/15/21, with a value of $204,001.	200,000
200,000	Norinchukin Bank, 0.800%, dated 02/28/17, due 03/15/17, repurchase price $200,067, collateralized by U.S. Treasury Securities, 1.125% - 8.875%, due 02/15/19 - 01/15/21, with a value of $204,000.	200,000

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — continued
200,000	Norinchukin Bank, 0.800%, dated 02/28/17, due 03/16/17, repurchase price $200,071, collateralized by U.S. Treasury Securities, 1.250% - 1.875%, due 10/31/19 - 06/30/20, with a value of $204,002.	200,000
500,000	RBC Capital Markets LLC, 0.550%, dated 02/28/17, due 03/07/17, repurchase price $500,053, collateralized by FHLMC, 2.246% - 4.500%, due 01/01/26 - 02/01/47, FNMA, 2.500% - 4.500%, due 12/01/26 - 03/01/47 and GNMA, 2.125% - 9.000%, due 08/20/24 - 01/20/47, with a value of $510,162.	500,000
500,000	RBC Capital Markets LLC, 0.550%, dated 02/28/17, due 03/07/17, repurchase price $500,053, collateralized by FHLMC, 2.515% - 3.500%, due 04/01/43 - 02/01/47, FNMA, 2.356% - 4.000%, due 01/01/27 - 02/01/47 and GNMA, 3.000% - 8.000%, due 09/20/30 - 01/20/47, with a value of $510,002.	500,000
500,000	RBC Capital Markets LLC, 0.550%, dated 02/28/17, due 03/07/17, repurchase price $500,053, collateralized by FHLMC, 2.515% - 3.500%, due 04/01/43 - 02/01/47, FNMA, 2.947% - 4.000%, due 01/01/27 - 03/01/47 and GNMA, 3.000% - 9.500%, due 12/15/21 - 02/20/47, with a value of $510,000.	500,000
1,000,000	RBC Capital Markets LLC, 0.570%, dated 02/28/17, due 03/07/17, repurchase price $1,000,111, collateralized by FHLMC, 2.500% - 4.000%, due 02/01/32 - 03/01/47, FNMA, 2.718% - 5.000%, due 01/01/27 - 03/01/47, GNMA, 2.125% - 7.000%, due 05/15/27 - 10/20/64 and U.S. Treasury Securities, 0.000% - 6.500%, due 10/31/17 - 11/15/45, with a value of $1,020,413.	1,000,000
500,000	RBC Capital Markets LLC, 0.580%, dated 02/28/17, due 03/07/17, repurchase price $500,056, collateralized by FHLMC, 0.967% - 6.500%, due 02/01/23 - 02/01/47, FNMA, 1.500% - 6.000%, due 03/01/26 - 02/01/47, GNMA, 2.125% - 6.000%, due 12/16/31 - 02/20/47 and U.S. Treasury Securities, 1.000% - 3.125%, due 05/31/18 - 05/15/21, with a value of $510,321.	500,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

500,000	RBC Capital Markets LLC, 0.600%, dated 02/28/17, due 03/07/17, repurchase price $500,058, collateralized by FHLMC, 2.515% - 3.500%, due 04/01/43 - 02/01/47, FNMA, 2.500% - 3.500%, due 01/01/27 - 02/01/47 and GNMA, 3.000% - 6.000%, due 09/20/30 - 02/20/47, with a value of $510,002.	500,000
500,000	RBC Capital Markets LLC, 0.600%, dated 02/28/17, due 03/07/17, repurchase price $500,058, collateralized by FNMA, 3.500%, due 11/01/34, GNMA, 3.500%, due 12/20/46 and U.S. Treasury Securities, 2.000% - 3.625%, due 09/30/20 - 05/15/43, with a value of $510,000.	500,000
500,000	Societe Generale SA, 0.510%, dated 02/28/17, due 03/02/17, repurchase price $500,014, collateralized by U.S. Treasury Securities, 0.125% - 2.250%, due 04/15/19 - 11/15/22, with a value of $510,000.	500,000
500,000	Societe Generale SA, 0.520%, dated 02/28/17, due 03/02/17, repurchase price $500,014, collateralized by FHLMC, 1.417% - 1.767%, due 09/15/22 - 08/15/38, FNMA, 1.471% - 4.629%, due 01/01/18 - 11/25/39 and U.S. Treasury Securities, 0.000% - 9.000%, due 08/31/17 - 11/15/46, with a value of $510,000.	500,000
2,600,000	Societe Generale SA, 0.530%, dated 02/28/17, due 03/07/17, repurchase price $2,600,268, collateralized by FHLB, 0.875% - 1.000%, due 10/01/18 - 09/26/19, FHLMC, 1.220% - 6.750%, due 07/26/19 - 03/15/45, FNMA, 0.875% - 6.000%, due 11/01/17 - 12/01/46, GNMA, 1.077% - 4.500%, due 12/16/25 - 07/20/46 and U.S. Treasury Securities, 0.000% - 8.875%, due 04/15/17 - 02/15/46, with a value of $2,652,265.	2,600,000
500,000	Societe Generale SA, 0.530%, dated 02/28/17, due 03/03/17, repurchase price $500,022, collateralized by FNMA, 3.492%, due 01/01/27 and U.S. Treasury Securities, 0.000% - 6.875%, due 11/30/17 - 08/15/25, with a value of $510,000.	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — continued
1,000,000	Sumitomo Mitsui Banking Corp., 0.530%, dated 02/28/17, due 03/01/17, repurchase price $1,000,015, collateralized by U.S. Treasury Securities, 1.125% - 1.375%, due 01/31/21 - 03/31/21, with a value of $1,020,000.	1,000,000
3,000,000	Sumitomo Mitsui Banking Corp., 0.540%, dated 02/28/17, due 03/01/17, repurchase price $3,000,045, collateralized by GNMA, 3.000% - 3.500%, due 10/20/42 - 03/20/46, with a value of $3,060,002.	3,000,000
409,629	Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.520%, dated 02/28/17, due 03/01/17, repurchase price $409,635. [3]	409,629
250,000	Wells Fargo Securities LLC, 0.570%, dated 02/28/17, due 03/01/17, repurchase price $250,004, collateralized by U.S. Treasury Securities, 1.500% - 3.625%, due 10/31/19 - 02/15/44, with a value of $255,363.	250,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

400,000	Wells Fargo Securities LLC, 0.590%, dated 02/28/17, due 03/01/17, repurchase price $400,007, collateralized by FHLMC, 2.500% - 6.000%, due 06/01/17 - 02/01/47 and FNMA, 2.000% - 6.744%, due 12/01/17 - 02/01/47, with a value of $408,601.	400,000

	Total Repurchase Agreements (Cost $74,592,545)	74,592,545

Short-Term Investment — 0.1%
	U.S. Treasury Obligation — 0.1%
	U.S. Treasury Bill — 0.1% (n)
150,000	0.527%, 03/09/17 (Cost $149,982)	149,982

	Total Investments — 96.2% (Cost $145,887,046)*	145,887,046
	Other Assets in Excess of Liabilities — 3.8%	5,838,651

	NET ASSETS — 100.0%	$151,725,697

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Treasury Obligations — 33.5%
	U.S. Treasury Floating Rate Notes — 16.5%
650,000	VAR, 0.615%, 03/01/17	649,942
563,000	VAR, 0.618%, 03/01/17	562,936
100,000	VAR, 0.656%, 03/01/17	100,000
550,000	VAR, 0.709%, 03/01/17	550,024
550,000	VAR, 0.711%, 03/01/17	550,234
550,000	VAR, 0.715%, 03/01/17	550,360
750,000	VAR, 0.731%, 03/01/17	750,079
387,000	VAR, 0.813%, 03/01/17	387,156

		4,100,731

	U.S. Treasury Notes — 17.0%
60,000	0.500%, 07/31/17	59,947
597,000	0.625%, 05/31/17	597,042
63,000	0.625%, 06/30/17	62,990
150,000	0.625%, 07/31/17	150,012
140,000	0.625%, 08/31/17	139,983
150,000	0.750%, 03/15/17	150,014
60,000	0.750%, 06/30/17	60,016
110,000	0.750%, 10/31/17	109,941
450,000	0.875%, 04/30/17	450,252
200,000	0.875%, 07/15/17	200,195
195,000	0.875%, 08/15/17	195,198
100,000	1.000%, 09/15/17	100,101
525,000	1.875%, 08/31/17	528,038
70,000	1.875%, 10/31/17	70,452
245,000	2.250%, 11/30/17	247,472
100,000	2.375%, 07/31/17	100,704
325,000	2.500%, 06/30/17	326,991
250,000	3.125%, 04/30/17	251,071
50,000	3.250%, 03/31/17	50,110
100,000	4.250%, 11/15/17	102,374
50,000	4.500%, 05/15/17	50,400
200,000	4.750%, 08/15/17	203,657

		4,206,960

	Total U.S. Treasury Obligations (Cost $8,307,691)	8,307,691

Repurchase Agreements — 50.2%
150,000	Barclays Capital, Inc., 0.520%, dated 02/28/17, due 03/01/17, repurchase price $150,002, collateralized by U.S. Treasury Securities, 2.000% - 2.125%, due 08/15/21 - 02/15/25, with a value of $153,000.	150,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

700,000	BNP Paribas, 0.520%, dated 02/28/17, due 03/01/17, repurchase price $700,010, collateralized by U.S. Treasury Securities, 0.000% - 3.125%, due 08/15/17 - 02/15/45, with a value of $714,010.	700,000
500,000	BNP Paribas, 0.540%, dated 02/28/17, due 03/07/17, repurchase price $500,053, collateralized by U.S. Treasury Securities, 0.000% - 8.875%, due 03/31/17 - 05/15/44, with a value of $510,451.	500,000
500,000	BNP Paribas, 0.590%, dated 02/28/17, due 03/07/17, repurchase price $500,557, collateralized by U.S. Treasury Securities, 0.000% - 3.750%, due 03/31/17 - 11/15/43, with a value of $510,769.	500,000
150,000	Citigroup Global Markets, Inc., 0.510%, dated 02/28/17, due 03/01/17, repurchase price $150,002, collateralized by U.S. Treasury Securities, 1.375%, due 12/15/19 - 02/29/20, with a value of $153,000.	150,000
200,000	Citigroup Global Markets, Inc., 0.520%, dated 02/28/17, due 03/01/17, repurchase price $200,003, collateralized by U.S. Treasury Securities, 0.000% - 2.250%, due 04/15/17 - 02/15/47, with a value of $204,000.	200,000
250,000	Credit Agricole Corporate & Investment Bank SA, 0.540%, dated 02/28/17, due 03/07/17, repurchase price $250,026, collateralized by U.S. Treasury Securities, 1.375% - 2.375%, due 01/15/18 - 02/15/27, with a value of $255,000.	250,000
999,200	Deutsche Bank Securities, Inc., 0.530%, dated 02/28/17, due 03/01/17, repurchase price $999,215, collateralized by U.S. Treasury Securities, 0.000% - 6.500%, due 04/13/17 - 08/15/43, with a value of $1,019,184.	999,200
250,000	Deutsche Bank Securities, Inc., 0.530%, dated 02/28/17, due 03/02/17, repurchase price $250,007, collateralized by U.S. Treasury Securities, 1.125% - 2.750%, due 08/31/18 - 11/15/42, with a value of $255,000.	250,000
250,000	Deutsche Bank Securities, Inc., 0.540%, dated 02/28/17, due 03/03/17, repurchase price $250,011, collateralized by U.S. Treasury Securities, 0.000% - 9.125%, due 03/30/17 - 02/15/47, with a value of $255,000.	250,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — continued
1,000,000	Deutsche Bank Securities, Inc., 0.540%, dated 02/28/17, due 03/07/17, repurchase price $1,000,105, collateralized by U.S. Treasury Securities, 0.000% - 3.125%, due 04/15/18 - 05/15/42, with a value of $1,020,000.	1,000,000
300,000	Deutsche Bank Securities, Inc., 0.550%, dated 02/28/17, due 03/01/17, repurchase price $300,005, collateralized by U.S. Treasury Securities, 0.000% - 3.125%, due 05/25/17 - 02/15/43, with a value of $306,000.	300,000
100,000	HSBC Securities USA, Inc., 0.500%, dated 02/28/17, due 03/01/17, repurchase price $100,001, collateralized by U.S. Treasury Securities, 1.125% - 1.375%, due 08/31/20 - 09/30/21, with a value of $102,002.	100,000
250,000	JPMorgan Securities LLC, 0.520%, dated 02/28/17, due 03/01/17, repurchase price $250,004, collateralized by U.S. Treasury Securities, 1.250% - 2.500%, due 03/31/21 - 11/15/25, with a value of $255,001.	250,000
215,113	Merrill Lynch PFS, Inc., 0.520%, dated 02/28/17, due 03/01/17, repurchase price $215,116, collateralized by U.S. Treasury Securities, 0.125% - 1.750%, due 04/15/18 - 05/15/23, with a value of $219,415.	215,113
300,000	Mizuho Securities USA, Inc., 0.530%, dated 02/28/17, due 03/01/17, repurchase price $300,004, collateralized by U.S. Treasury Securities, 0.000% - 1.125%, due 04/06/17 - 08/15/25, with a value of $306,000.	300,000
2,200,000	Nomura Securities International, Inc., 0.530%, dated 02/28/17, due 03/01/17, repurchase price $2,200,032, collateralized by U.S. Treasury Securities, 0.000% - 8.875%, due 03/09/17 - 11/15/46, with a value of $2,244,033.	2,200,000
100,000	Norinchukin Bank, 0.650%, dated 02/28/17, due 03/15/17, repurchase price $100,027, collateralized by U.S. Treasury Securities, 1.875%, due 06/30/20, with a value of $102,000.	100,000
250,000	Norinchukin Bank, 0.700%, dated 02/28/17, due 04/24/17, repurchase price $250,267, collateralized by U.S. Treasury Securities, 0.125% - 3.625%, due 04/15/18 - 04/15/28, with a value of $255,001.	250,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

150,000	Norinchukin Bank, 0.770%, dated 02/28/17, due 03/09/17, repurchase price $150,029, collateralized by U.S. Treasury Securities, 1.875%, due 06/30/20, with a value of $153,001.	150,000
150,000	RBC Capital Markets LLC, 0.500%, dated 02/28/17, due 03/01/17, repurchase price $150,002, collateralized by U.S. Treasury Securities, 0.000% - 6.125%, due 03/31/17 - 05/15/38, with a value of $153,000.	150,000
500,000	RBC Capital Markets LLC, 0.550%, dated 02/28/17, due 03/07/17, repurchase price $500,053, collateralized by U.S. Treasury Securities, 0.000% - 5.250%, due 03/31/17 - 05/15/46, with a value of $510,000.	500,000
200,000	RBS Securities, Inc., 0.520%, dated 02/28/17, due 03/01/17, repurchase price $200,003, collateralized by U.S. Treasury Securities, 0.750% - 2.750%, due 07/31/18 - 11/15/26, with a value of $204,004.	200,000
750,000	Royal Bank of Scotland plc, 0.520%, dated 02/28/17, due 03/01/17, repurchase price $750,011, collateralized by U.S. Treasury Securities, 0.625% - 1.625%, due 04/30/18 - 07/31/19, with a value of $765,002.	750,000
600,000	TD Securities USA LLC, 0.520%, dated 02/28/17, due 03/01/17, repurchase price $600,009, collateralized by U.S. Treasury Securities, 0.125% - 3.625%, due 04/15/18 - 04/15/32, with a value of $612,009.	600,000
1,402,218	Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.520%, dated 02/28/17, due 03/01/17, repurchase price $1,402,238. [3]	1,402,218

	Total Repurchase Agreements (Cost $12,416,531)	12,416,531

Short-Term Investments — 14.2%
	U.S. Treasury Obligations — 14.2%
	U.S. Treasury Bills — 14.2% (n)
600,000	0.538%, 03/16/17	599,866
250,000	0.605%, 05/18/17	249,673
225,000	0.607%, 07/27/17	224,440
250,000	0.617%, 05/25/17	249,637
500,000	0.617%, 08/10/17	498,616
500,000	0.622%, 08/03/17	498,665

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Short-Term Investments — continued
	U.S. Treasury Bills — continued
200,000	0.623%, 06/01/17	199,683
250,000	0.627%, 06/08/17	249,570
250,000	0.647%, 08/17/17	249,243
500,000	0.655%, 06/29/17	498,913

	Total Short-Term Investments (Cost $3,518,306)	3,518,306

	Total Investments — 97.9% (Cost $24,242,528)*	24,242,528
	Other Assets in Excess of Liabilities — 2.1%	508,504

	NET ASSETS — 100.0%	$24,751,032

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Government Agency Securities — 85.1%
	FFCB — 10.6%
23,000	VAR, 0.706%, 06/03/17	22,996
12,500	VAR, 0.760%, 03/01/17	12,490
50,000	VAR, 0.785%, 03/01/17	49,952
25,000	VAR, 0.795%, 03/01/17	24,998
79,500	VAR, 0.817%, 03/06/17	79,648
20,000	VAR, 0.860%, 03/01/17	20,018
25,000	VAR, 0.878%, 03/27/17	25,000
25,000	VAR, 0.887%, 03/06/17	25,000
40,000	VAR, 0.921%, 03/13/17	39,996
25,000	VAR, 0.945%, 03/08/17	25,003

		325,101

	FHLB — 74.5%
101,817	DN, 0.510%, 03/10/17 (n)	101,804
17,423	DN, 0.512%, 03/17/17 (n)	17,419
36,000	DN, 0.520%, 03/21/17 (n)	35,990
100,000	DN, 0.520%, 03/22/17 (n)	99,970
68,477	DN, 0.520%, 03/29/17 (n)	68,449
100,000	DN, 0.525%, 03/31/17 (n)	99,956
125,000	DN, 0.528%, 03/24/17 (n)	124,958
100,000	DN, 0.530%, 04/11/17 (n)	99,940
187,150	DN, 0.530%, 04/21/17 (n)	187,010
50,200	DN, 0.530%, 04/28/17 (n)	50,157
100,000	DN, 0.530%, 05/01/17 (n)	99,910
68,350	DN, 0.533%, 04/19/17 (n)	68,300
136,900	DN, 0.537%, 04/26/17 (n)	136,786
100,000	DN, 0.538%, 04/05/17 (n)	99,948
106,000	DN, 0.540%, 05/05/17 (n)	105,897
7,138	DN, 0.541%, 05/10/17 (n)	7,130
100,000	DN, 0.548%, 04/24/17 (n)	99,918
57,200	DN, 0.571%, 04/17/17 (n)	57,157
80,000	DN, 0.635%, 05/17/17 (n)	79,892
30,000	DN, 0.641%, 07/21/17 (n)	29,924
150,000	VAR, 0.561%, 03/28/17	150,000
50,000	VAR, 0.658%, 05/07/17	50,000
25,000	VAR, 0.666%, 03/22/17	25,000
25,000	VAR, 0.667%, 03/27/17	25,000
35,000	VAR, 0.796%, 03/21/17	34,995
50,000	VAR, 0.801%, 03/28/17	50,000
25,000	VAR, 0.849%, 03/14/17	25,000
25,000	VAR, 0.884%, 05/12/17	25,000
25,000	VAR, 0.928%, 03/07/17	25,011
25,000	VAR, 0.928%, 03/13/17	24,999
25,000	VAR, 0.935%, 05/02/17	25,000
50,000	VAR, 0.937%, 03/27/17	50,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	FHLB — continued
15,000	VAR, 0.941%, 04/21/17	15,000
50,000	VAR, 0.951%, 03/08/17	49,996
35,000	VAR, 1.052%, 05/22/17	35,000

		2,280,516

	Total U.S. Government Agency Securities (Cost $2,605,617)	2,605,617

U.S. Treasury Obligations — 4.8%
	U.S. Treasury Notes — 4.8%
40,000	0.750%, 10/31/17	39,970
35,000	1.875%, 10/31/17	35,242
25,500	2.250%, 11/30/17	25,757
45,000	3.125%, 04/30/17	45,190

	Total U.S. Treasury Obligations (Cost $146,159)	146,159

Short-Term Investments — 9.6%
	U.S. Treasury Obligations — 9.6%
	U.S. Cash Management Bill — 3.3% (n)
100,000	0.506%, 03/15/17	99,980

	U.S. Treasury Bills — 6.3% (n)
95,362	0.497%, 03/09/17	95,351
100,000	0.610%, 07/20/17	99,762

		195,113

	Total Short-Term Investments (Cost $295,093)	295,093

	Total Investments — 99.5% (Cost $3,046,869)*	3,046,869
	Other Assets in Excess of Liabilities — 0.5%	16,227

	NET ASSETS — 100.0%	$3,063,096

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Treasury Obligations — 41.0%
	U.S. Treasury Floating Rate Notes — 26.1%
2,125,000	VAR, 0.590%, 03/01/17	2,125,132
1,111,469	VAR, 0.593%, 03/01/17	1,111,450
875,000	VAR, 0.684%, 03/01/17	875,036
500,000	VAR, 0.686%, 03/01/17	500,292
100,000	VAR, 0.690%, 03/01/17	100,032
1,200,000	VAR, 0.706%, 03/01/17	1,201,305
609,000	VAR, 0.788%, 03/01/17	609,851

		6,523,098

	U.S. Treasury Notes — 14.9%
350,000	0.625%, 05/31/17	350,069
676,000	0.750%, 10/31/17	675,471
275,500	0.875%, 04/15/17	275,613
150,000	0.875%, 04/30/17	150,085
125,000	0.875%, 05/15/17	125,086
650,000	0.875%, 06/15/17	650,542
150,000	0.875%, 07/15/17	150,102
350,000	1.875%, 08/31/17	352,120
246,000	1.875%, 10/31/17	247,702
160,000	2.250%, 11/30/17	161,614
502,500	3.125%, 04/30/17	504,615
70,000	4.250%, 11/15/17	71,662

		3,714,681

	Total U.S. Treasury Obligations (Cost $10,237,779)	10,237,779

Short-Term Investments — 58.6%
	U.S. Treasury Obligations — 58.6%
	U.S. Cash Management Bill — 0.8% (n)
200,000	0.516%, 03/15/17	199,960

	U.S. Treasury Bill — 57.8% (n)
880,000	0.504%, 04/27/17	879,299
1,000,000	0.506%, 04/13/17	999,396
1,142,615	0.507%, 03/02/17	1,142,599
800,000	0.511%, 03/09/17	799,909
1,081,386	0.512%, 03/23/17	1,081,048
1,359,500	0.518%, 05/11/17	1,358,114
1,100,000	0.519%, 05/04/17	1,098,987
500,000	0.521%, 06/01/17	499,343
1,525,000	0.522%, 03/16/17	1,524,668
1,000,000	0.527%, 04/20/17	999,269
500,000	0.529%, 05/25/17	499,377
1,000,000	0.536%, 05/18/17	998,841
750,000	0.538%, 04/06/17	749,597
1,000,000	0.551%, 03/30/17	999,557

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Bill — continued
500,000	0.607%, 07/27/17	498,756
300,000	0.609%, 07/20/17	299,287

		14,428,047

	Total Short-Term Investments (Cost $14,628,007)	14,628,007

	Total Investments — 99.6% (Cost $24,865,786)*	24,865,786
	Other Assets in Excess of Liabilities — 0.4%	109,762

	NET ASSETS — 100.0%	$24,975,548

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 95.8%
	Alabama — 0.3%
29,745	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.650%, 03/07/17	29,745
775	Mobile County IDA, PCR, ExxonMobil Project, Rev., VRDO, 0.570%, 03/01/17	775
	Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project,
7,735	Series A, Rev., VRDO, LOC: Bank of America NA, 0.660%, 03/07/17	7,735
9,700	Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.660%, 03/07/17	9,700

		47,955

	Alaska — 0.5%
26,975	Alaska Housing Finance Corp., Governmental Purpose, Series B, Rev., VRDO, 0.620%, 03/07/17	26,975
12,300	Alaska Housing Finance Corp., Governmental Purpose, University of Alaska, Series A, Rev., VRDO, 0.640%, 03/07/17	12,300
35,200	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., VRDO, 0.620%, 03/07/17	35,200
8,500	City of Valdez, Alaska Marine Terminal, Exxon Pipeline Co. Project, Series B, Rev., VRDO, 0.570%, 03/01/17	8,500

		82,975

	Arizona — 0.9%
	Arizona Health Facilities Authority, Banner Health,
17,515	Series 2008G, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.650%, 03/07/17	17,515
15,000	Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.650%, 03/07/17	15,000
16,515	Arizona State University, Board of Regents, Series A, Rev., VRDO, 0.620%, 03/07/17	16,515
15,600	City of Mesa, Utility System, Series 2016-XF2216, Rev., VRDO, AGM, LIQ: Citibank NA, 0.670%, 03/07/17 (e)	15,600
24,750	City of Phoenix IDA, Health Care Facilities, Mayo Clinic, Series A, Rev., VRDO, 0.550%, 03/01/17	24,750
2,000	Phoenix City IDA, Multi-Family Housing, Del Mar Terrace Apartments Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.670%, 03/07/17	2,000
34,420	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America NA, 0.680%, 03/07/17	34,420

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Arizona — continued
12,800	The Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic, Series B, Rev., VRDO, 0.560%, 03/01/17	12,800

		138,600

	California — 10.5%
19,980	ABAG Finance Authority for Nonprofit Corps., Sharp HealthCare, Series D, Rev., VRDO, LOC: Citibank NA, 0.620%, 03/07/17	19,980
1,664	California Educational Facilities Authority, Series 2015-XF2188, Rev., LIQ: Morgan Stanley Bank, 0.670%, 03/07/17	1,664
	California Health Facilities Financing Authority, Adventist Health System,
2,400	Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.600%, 03/07/17	2,400
3,500	Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.600%, 03/07/17	3,500
100	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West, Series C, Rev., VRDO, LOC: Bank of Montreal, 0.610%, 03/07/17	100
5,560	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program, Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.640%, 03/07/17	5,560
1,100	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.710%, 03/07/17	1,100
39,300	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series B, Rev., VRDO, LOC: MUFG Union Bank NA, 0.560%, 03/01/17	39,300
2,870	California Municipal Finance Authority, La Sierra University, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.590%, 03/07/17	2,870
	California Pollution Control Financing Authority, Pacific Gas & Electric Co.,
100	Series B, Rev., VRDO, AMT, LOC: Canadian Imperial Bank, 0.600%, 03/01/17	100
54,000	Series C, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.590%, 03/01/17	54,000
27,975	California Pollution Control Financing Authority, Solid Waste Disposal, Recology Inc. Project, Series A, Rev., VRDO, LOC: Bank of America NA, 0.640%, 03/07/17	27,975

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	California — continued
	California Statewide Communities Development Authority,
11,000	Series B, Rev., VRDO, 0.680%, 03/24/17	11,000
47,000	Series B, Rev., VRDO, 0.700%, 03/31/17	47,000
20,000	Series B, Rev., VRDO, 0.740%, 03/08/17	20,000
82,000	Series B, Rev., VRDO, 0.790%, 03/24/17	82,000
17,000	Series B1, Rev., VRDO, 0.760%, 03/21/17	17,000
45,000	Series B1, Rev., VRDO, 0.760%, 06/06/17	45,000
13,000	Series B1, Rev., VRDO, 0.800%, 04/04/17	13,000
50,000	Series B2, Rev., VRDO, 0.790%, 04/04/17	50,000
25,000	Series B2, Rev., VRDO, 0.820%, 05/17/17	25,000
19,000	Series B3, Rev., VRDO, 0.660%, 03/07/17	19,000
27,500	Series B3, Rev., VRDO, 0.800%, 04/04/17	27,500
10,000	Series B4, Rev., VRDO, 0.660%, 03/07/17	10,000
45,000	Series B4, Rev., VRDO, 0.800%, 04/04/17	45,000
58,750	Series B5, Rev., VRDO, 0.790%, 04/04/17	58,750
10,000	Series B5, Rev., VRDO, 0.800%, 05/03/17	10,000
27,500	Series C, Rev., VRDO, 0.800%, 05/10/17	27,500
23,000	Series D, Rev., VRDO, 0.660%, 03/07/17	23,000
30,000	Series D, Rev., VRDO, 0.760%, 03/21/17	30,000
20,500	Series D, Rev., VRDO, 0.800%, 05/10/17	20,500
20,000	Series D, Rev., VRDO, 0.800%, 05/10/17	20,000
30,000	Series D, Rev., VRDO, 0.820%, 05/17/17	30,000
1,825	Series J, Rev., VRDO, 0.630%, 03/07/17	1,825
25,155	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VRDO, 0.630%, 03/07/17	25,155
5,300	California Statewide Communities Development Authority, Multi-Family Housing, 1030 Post Street Apartments, Series Y, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.620%, 03/07/17	5,300
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LOC: FHLMC, 0.620%, 03/07/17	3,650
8,700	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.670%, 03/07/17	8,700
4,775	Central Basin Municipal Water District, 2007 Projects, Series 08-B, COP, VRDO, LOC: U.S. Bank NA, 0.610%, 03/07/17	4,775
	City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments,
85,940	Series H-1, Rev., VRDO, LOC: Bank of China, 0.770%, 03/07/17	85,940
39,470	Series H-2, Rev., VRDO, LOC: Bank of China, 0.780%, 03/07/17	39,470

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
4,920	City of Livermore, Series A, COP, VRDO, LOC: U.S. Bank NA, 0.630%, 03/07/17	4,920
75,000	City of Los Angeles, Series B, GO, TAN, 3.000%, 06/29/17	75,518
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.630%, 03/07/17	1,400
1,155	City of Riverside, Riverside Renaissance Projects, Series 2008, COP, VRDO, LOC: Bank of America NA, 0.640%, 03/07/17	1,155
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.580%, 03/07/17	900
14,800	City of Whittier, Health Facilities, Presbyterian Intercommunity, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.610%, 03/07/17	14,800
1,200	Irvine Ranch Water District, Nos. 105, 140, 240, 250, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.630%, 03/07/17	1,200
31,745	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax, Series 2014B, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.640%, 03/07/17	31,745
	Los Angeles Community College District,
10,800	Series 2016-ZF2379, GO, VRDO, AGM-CR, FGIC, LIQ: Citibank NA, 0.670%, 03/07/17 (e)	10,800
11,820	Series 2016-ZF2381, GO, VRDO, LIQ: Citibank NA, 0.670%, 03/02/17 (e)	11,820
9,200	Los Angeles Department of Water & Power, Waterworks, Series B, Subseries B-3, Rev., VRDO, 0.590%, 03/07/17	9,200
1,850	Metropolitan Water District of Southern California, Series A-2, Rev., VRDO, 0.590%, 03/07/17	1,850
59,300	Regents of the University of California, Series AL-1, Rev., VRDO, 0.620%, 03/07/17	59,300
5,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, 0.650%, 03/07/17 (e)	5,000
20,900	Sacramento County Sanitation Districts Financing Authority, Sub-Lien, Sacramento Regional County Sanitation District, Series C, Rev., VRDO, LOC: Bank of America NA, 0.650%, 03/07/17	20,900
18,000	San Diego Community College District, Series 2016-ZF2382, GO, VRDO, LIQ: Citibank NA, 0.670%, 03/07/17 (e)	18,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	California — continued
25,000	San Diego County California Water Authority, Series 9, 0.760%, 03/08/17	25,000
22,000	San Francisco City & County Airports Commission, San Francisco International Airport, Second, Series 36B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.590%, 03/07/17	22,000
4,775	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.620%, 03/07/17	4,775
5,940	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Notre Dame Apartments, Series G, Rev., VRDO, LOC: Citibank NA, 0.700%, 03/07/17	5,940
	State of California,
61,490	Series A, Subseries A-2, 0.730%, 03/09/17	61,490
24,100	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.630%, 03/07/17	24,100
13,300	Series A, Subseries A-5, 0.780%, 04/07/17	13,300
27,300	Series A, Subseries A2-1, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.650%, 03/07/17	27,300
26,920	Series B, Subseries B-1, GO, VRDO, LOC: Mizuho Bank Ltd., 0.600%, 03/07/17	26,920
100	Series C, Subseries C-1, GO, VRDO, LOC: Bank of America NA, 0.590%, 03/07/17	100
26,390	Series C, Subseries C-3, GO, VRDO, LOC: U.S. Bank NA, 0.570%, 03/07/17	26,390
28,095	State of California, Kindergarten, Series B5, GO, VRDO, LOC: U.S. Bank NA, 0.600%, 03/07/17	28,095
33,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.650%, 03/07/17	33,000
	Tender Option Bond Trust Receipts/CTFS,
9,260	Series 2015-XM0075, Rev., VRDO, LIQ: Bank of America NA, 0.690%, 03/07/17 (e)	9,260
55,260	Series 2016-XF0431, GO, VRDO, LIQ: Bank of America NA, 0.680%, 03/07/17 (e)	55,260
14,250	Series 2016-XM0230, Rev., VRDO, LIQ: Bank of America NA, 0.680%, 03/07/17 (e)	14,250

		1,610,302

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Colorado — 3.0%
21,525	City of Colorado Springs, Utilities Revenue System, Sub Lien, Series A, Rev., VRDO, LOC: Bank of America NA, 0.640%, 03/07/17	21,525
	City of Colorado Springs, Utilities System Improvement,
44,420	Series A, Rev., VRDO, 0.640%, 03/07/17	44,420
10,500	Series A, Rev., VRDO, 0.640%, 03/07/17	10,500
42,735	Series A, Rev., VRDO, 0.640%, 03/07/17	42,735
37,275	Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.640%, 03/07/17	37,275
33,100	City of Colorado Springs, Utilities System, Sub Lien, Series A, Rev., VRDO, 0.670%, 03/07/17	33,100
57,410	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Series 2012, Rev., VRDO, 0.640%, 03/07/17	57,410
11,100	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project, Series 2007, Rev., VRDO, LOC: U.S. Bank NA, 0.660%, 03/07/17	11,100
	Colorado Housing & Finance Authority, Single Family Mortgage,
49,325	Series B-2, Class 1, Rev., VRDO, AMT, 0.670%, 03/07/17	49,325
37,100	Series B-3, Class 1, Rev., VRDO, AMT, FHLB, 0.670%, 03/07/17	37,100
14,910	County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project, Rev., VRDO, FHLMC, LOC: FHLMC, 0.640%, 03/07/17	14,910
35,075	Moffat County, PCR, Tri-State Generation and Transmission Association, Inc. Project, Rev., VRDO, LOC: Bank of America NA, 0.660%, 03/07/17	35,075
	State of Colorado, Education Loan Program,
42,200	Series A, Rev., TAN, 2.000%, 06/29/17	42,357
25,000	Series B, Rev., TAN, 4.000%, 06/29/17	25,258

		462,090

	Connecticut — 0.7%
10,000	Connecticut State Health & Educational Facility Authority, Series A, Rev., VRDO, 0.620%, 03/07/17	10,000
57,000	Metropolitan District (The), Hartford County, GO, BAN, 2.000%, 08/30/17	57,282
35,400	State of Connecticut, Health & Educational Facility Authority, Series D, Rev., VRDO, LOC: Bank of America NA, 0.660%, 03/07/17	35,400

		102,682

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Delaware — 0.1%
19,285	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 0.640%, 03/07/17	19,285

	District of Columbia — 0.5%
1,610	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America NA, 0.700%, 03/07/17	1,610
28,725	District of Columbia, Georgetown University, Series 2007 C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.640%, 03/07/17	28,725
3,775	District of Columbia, Medlantic/Helix Issue, Tranche II, Series 1998A, Rev., VRDO, LOC: TD Bank NA, 0.630%, 03/07/17	3,775
1,663	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America NA, 0.810%, 03/07/17	1,663
22,510	District of Columbia, Water and Sewer Authority, Public Utility Subordinated Lien Multimodal, Weekly Rate Period, Series B, Subseries B-1, Rev., VRDO, 0.630%, 03/07/17	22,510
	Metropolitan Washington Airports Authority,
6,505	Series A, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.660%, 03/07/17	6,505
18,315	Series D, Subseries D-2, Rev., VRDO, LOC: TD Bank NA, 0.620%, 03/07/17	18,315

		83,103

	Florida — 3.0%
31,240	Alachua County Health Facilities Authority, Series 2008A, VRDO, 0.690%, 03/02/17	31,240
71,250	City of Gainesville, Florida, Utilities System Revenue Bonds, Series B, Rev., VRDO, 0.640%, 03/07/17	71,250
	County of Hillsborough,
30,000	0.750%, 04/06/17	30,000
17,753	Series A, 0.670%, 03/30/17	17,753
13,000	Series A, 0.700%, 04/27/17	13,000
5,000	County of Miami-Dade, Juvenile Courthouse Project, Series B, Rev., VRDO, LOC: TD Bank NA, 0.630%, 03/07/17	5,000
18,225	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank NA, 0.620%, 03/07/17	18,225
1,100	Florida Housing Finance Corp., Multi-Family Mortgage, Tuscany Lake Apartments, Series K-3, Rev., VRDO, FNMA, LOC: FNMA, 0.660%, 03/07/17	1,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — continued
31,475	Florida Municipal Power Agency, All Requirements Power Supply Project, Series C, Rev., VRDO, LOC: Bank of America NA, 0.630%, 03/01/17	31,475
	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group,
21,110	Series A, Rev., VRDO, 0.630%, 03/07/17	21,110
34,200	Series I, Rev., VRDO, 0.610%, 03/07/17	34,200
48,000	Series I-2, Rev., VRDO, 0.610%, 03/07/17	48,000
31,475	Series I-4, Rev., VRDO, 0.630%, 03/07/17	31,475
21,925	JEA, Electric System, Series Three 2008B-2, Rev., VRDO, 0.640%, 03/07/17	21,925
200	JEA, Water and Sewer System, Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.670%, 03/07/17	200
27,630	Orange County Health Facilities Authority, The Nemours Foundation Project, Series B, Rev., VRDO, LOC: Northern Trust Co., 0.640%, 03/07/17	27,630
21,420	Orange County School Board, Certificates of Participation, Series 2008C, COP, VRDO, LOC: Bank of America NA, 0.640%, 03/07/17	21,420
	Tender Option Bond Trust Receipts/CTFS,
14,900	Series 2015-XF0251, Rev., VRDO, LIQ: Bank of America NA, 0.680%, 03/07/17 (e)	14,900
16,575	Series 2016-XG0002, Rev., VRDO, LIQ: Bank of America NA, 0.680%, 03/07/17 (e)	16,575

		456,478

	Georgia — 1.3%
10,735	DeKalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LOC: FHLMC, 0.710%, 03/07/17	10,735
110,790	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Project, Rev., VRDO, 0.690%, 03/07/17	110,790
2,450	Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project, Rev., LOC: Bank of America NA, 0.810%, 03/07/17	2,450
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., BHAC, FSA-CR, NATL-RE, LIQ: Citibank NA, 0.680%, 03/07/17	5,940

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Georgia — continued
	Private Colleges & Universities Authority, Emory University,
500	Series B-1, Rev., VRDO, 0.630%, 03/07/17	500
43,295	Series C-1, Rev., VRDO, 0.610%, 03/07/17	43,295
22,000	Series C-5, Rev., VRDO, 0.610%, 03/07/17	22,000

		195,710

	Idaho — 0.1%
8,075	Coeur d’Alene Tribe, Rev., VRDO, LOC: Bank of America NA, 0.680%, 03/07/17	8,075
6,875	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.640%, 03/07/17	6,875

		14,950

	Illinois — 5.0%
4,300	City of Galesburg, Knox College Project, Series 1996, Rev., VRDO, LOC: PNC Bank NA, 0.650%, 03/07/17	4,300
23,956	County of Cook, Illinois, Catholic Theological Union Project, Series 2005, Rev., VRDO, LOC: U.S. Bank NA, 0.640%, 03/07/17	23,956
10,100	County of Cook, Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LOC: FNMA, 0.670%, 03/07/17	10,100
1,040	County of Lake, A L Hansen Manufacturing Co. Project, Rev., VRDO, LOC: BMO Harris Bank NA, 0.700%, 03/07/17	1,040
17,585	County of Will, Environmental Facilities, ExxonMobil Project, Series 2001, Rev., VRDO, 0.580%, 03/01/17	17,585
22,315	County of Will, Exempt Facilities, ExxonMobil Project, Rev., VRDO, 0.580%, 03/01/17	22,315
6,560	Illinois Development Finance Authority, Evanston Northwestern Healthcare Corp., Series C, Rev., VRDO, 0.570%, 03/01/17	6,560
10,000	Illinois Development Finance Authority, Residential Rental, F.C. Harris Pavilion Project, Rev., VRDO, FHLMC, LOC: FHLMC, 0.700%, 03/07/17	10,000
6,200	Illinois Educational Facilities Authority, Adler Planetarium, Series 1997, Rev., VRDO, LOC: PNC Bank NA, 0.650%, 03/07/17	6,200
31,730	Illinois Finance Authority, Advocate Healthcare Network, Series C-2A, Rev., VRDO, 0.620%, 03/07/17	31,730
12,790	Illinois Finance Authority, Bradley University, Series B, Rev., VRDO, LOC: PNC Bank NA, 0.640%, 03/07/17	12,790

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — continued
65,865	Illinois Finance Authority, Chicago Symphony Orchestra, Series 2008, Rev., VRDO, LOC: PNC Bank NA, 0.640%, 03/07/17	65,865
20,945	Illinois Finance Authority, Hospital Sisters Services, Inc., Series 2012-G, Rev., VRDO, LOC: Bank of Montreal, 0.640%, 03/07/17	20,945
	Illinois Finance Authority, Northwestern Memorial Hospital,
25,000	Series A-2, Rev., VRDO, 0.620%, 03/07/17	25,000
48,650	Series A-4, Rev., VRDO, 0.620%, 03/07/17	48,650
20,750	Illinois Finance Authority, OSF Healthcare System, Series B, Rev., VRDO, LOC: PNC Bank NA, 0.640%, 03/07/17	20,750
	Illinois Finance Authority, University of Chicago,
75,620	Series 2008, Rev., VRDO, 0.610%, 03/07/17	75,620
22,134	Series B, Rev., VRDO, 0.630%, 03/07/17	22,134
39,495	Series C, Rev., VRDO, 0.650%, 03/07/17	39,495
	Illinois Finance Authority, University of Chicago Medical Center,
26,250	Series A, Rev., VRDO, LOC: Bank of America NA, 0.550%, 03/01/17	26,250
25,600	Series D-1, Rev., VRDO, LOC: PNC Bank NA, 0.570%, 03/01/17	25,600
2,500	Series E-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.570%, 03/01/17	2,500
6,300	Illinois Housing Development Authority, Homeowner Mortgage, Series C-3, Rev., VRDO, AMT, 0.670%, 03/07/17	6,300
	Illinois State Toll Highway Authority,
54,500	Series A-1B, Rev., VRDO, LOC: Bank of America NA, 0.640%, 03/07/17	54,500
40,000	Series A-1B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.660%, 03/07/17	40,000
51,900	Series A-2A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.650%, 03/07/17	51,900
1,500	Series A-2B, Rev., VRDO, LOC: PNC Bank NA, 0.640%, 03/07/17	1,500
10,000	Series A-2C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.660%, 03/07/17	10,000
21,300	Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.680%, 03/07/17	21,300
17,705	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America NA, 0.840%, 03/07/17 (e)	17,705

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Illinois — continued
5,610	Regional Transportation Authority, Series SGC-55, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.640%, 03/07/17	5,610
17,870	SouthWestern Development Authority, Health Facilities, Series B, 0.750%, 05/23/17	17,870
13,635	Tender Option Bond Trust Receipts/CTFS, Series 2016-XF0435, Rev., VRDO, LIQ: Bank of America NA, 0.680%, 03/07/17 (e)	13,635
12,615	Village of Romeoville, Lewis University, Series 2006, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.570%, 03/01/17	12,615

		772,320

	Indiana — 2.6%
9,600	City of Madison, Economic Development, Arvin Sango, Inc. Project, Series 1987, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.680%, 03/01/17	9,600
9,100	City of Rockport, PCR, AEP Generating Co. Project, Series A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.680%, 03/07/17	9,100
	Indiana Finance Authority,
100,000	Series 2008 D-2, Rev., VRDO, 0.700%, 03/20/17	100,000
28,210	Series 2008 D-2, Rev., VRDO, 0.710%, 04/05/17	28,210
26,725	Indiana Finance Authority, Trinity Health Credit Group, Series D-1, Rev., VRDO, 0.620%, 03/07/17	26,725
18,810	Indiana Health & Educational Facility Financing Authority, Community Hospital of Lagrange County, Inc. Project, Series A, Rev., VRDO, LOC: PNC Bank NA, 0.640%, 03/07/17	18,810
	Indiana Health Facility Financing Authority, Ascension Health,
26,700	Series A-2, Rev., VRDO, 0.650%, 03/07/17	26,700
510	Series E-6, Rev., VRDO, 0.650%, 03/07/17	510
	Indiana State Finance Authority Hospital, University Health Obligated Group,
21,535	Series C, Rev., VRDO, LOC: Northern Trust Co., 0.630%, 03/07/17	21,535
17,950	Series E, Rev., VRDO, LOC: Bank of America NA, 0.620%, 03/07/17	17,950
31,400	Indiana State Finance Authority, Lease Appropriation, Stadium Project, Series A-2, Rev., VRDO, 0.620%, 03/07/17	31,400
36,000	Indiana State Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.640%, 03/07/17	36,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Indiana — continued
74,585	Indiana State Finance Authority, Parkview Health System, Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.650%, 03/07/17	74,585

		401,125

	Iowa — 0.6%
80,800	Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project, Rev., VRDO, 0.630%, 03/07/17	80,800
7,330	Iowa Finance Authority, Midwestern Disaster Area, Chrisbro III, Inc. Project, Series 2011, Rev., VRDO, LOC: Great Western Bank, 0.660%, 03/07/17	7,330

		88,130

	Kentucky — 0.7%
10,100	County of Carroll, Solid Waste Disposal, Colotex Corp. Project, Rev., VRDO, LOC: Bank of America NA, 0.690%, 03/07/17	10,100
32,000	County of Louisville & Jefferson, Metropolitan Government Norton Healthcare, Inc., Series 2013C, Rev., VRDO, LOC: PNC Bank NA, 0.650%, 03/07/17	32,000
12,050	Kentucky Economic Development Finance Authority, Hospital Facilitie, Saint Elizabeth Medical Center, Inc, Series B, Rev., VRDO, 0.650%, 03/07/17	12,050
20,000	Kentucky Higher Education Student Loan Corp., Series A-1, Rev., VRDO, LOC: State Street Bank & Trust, 0.700%, 03/07/17	20,000
3,500	Louisville & Jefferson County, Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding, Inc. Project, Series A, Rev., VRDO, 0.620%, 03/01/17	3,500
29,500	Louisville Regional Airport Authority, Special Facilities, BT-OH, LLC Project, Series A, Rev., VRDO, 0.590%, 03/01/17	29,500

		107,150

	Louisiana — 1.6%
35,175	East Baton Rouge Parish, PCR, ExxonMobil Project, Rev., VRDO, 0.560%, 03/01/17	35,175
	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project,
72,050	Series A, Rev., VRDO, 0.560%, 03/01/17	72,050
116,915	Series B, Rev., VRDO, 0.560%, 03/01/17	116,915
17,335	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank NA, 0.680%, 03/07/17	17,335

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Louisiana — continued
7,240	State of Louisiana, Gas & Fuels Tax, Series 2016-XG0035, Rev., VRDO, LIQ: Citibank NA, 0.670%, 03/07/17 (e)	7,240

		248,715

	Maryland — 2.3%
	Baltimore County, Consolidated Public Improvement Bonds,
49,900	BAN, 0.700%, 04/03/17	49,900
49,900	BAN, 0.730%, 04/04/17	49,900
31,500	Baltimore County, Metropolitan District, Series 2011, BAN, 0.730%, 04/04/17	31,500
75,000	County of Montgomery, CHE Trinity Health Credit Group, Series MD, Rev., 0.750%, 03/01/17	75,000
15,200	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments, Series E, Rev., VRDO, FHLMC, LOC: FHLMC, 0.660%, 03/07/17	15,200
6,400	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LOC: FNMA, 0.640%, 03/07/17	6,400
11,700	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.670%, 03/07/17	11,700
31,735	Maryland Health & Higher Educational Facilities Authority, Series B, 0.700%, 04/04/17	31,735
16,100	Maryland Health & Higher Educational Facilities Authority, John Hopkins University, Series A, Rev., VRDO, 0.590%, 03/07/17	16,100
	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program,
26,100	Series A, Rev., VRDO, LOC: TD Bank NA, 0.620%, 03/07/17	26,100
6,300	Series B, Rev., VRDO, LOC: TD Bank NA, 0.630%, 03/07/17	6,300
3,284	Series D, Rev., VRDO, LOC: Bank of America NA, 0.690%, 03/07/17	3,284
1,100	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series D, Rev., VRDO, LOC: TD Bank NA, 0.570%, 03/01/17	1,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Maryland — continued
28,130	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Series 2007, Rev., VRDO, 0.660%, 03/07/17	28,130
2,000	Montgomery County Housing Opportunities Commission, Oakfield Apartments, Rev., VRDO, AMT, FNMA, LOC: FNMA, 0.670%, 03/07/17	2,000

		354,349

	Massachusetts — 5.1%
	Commonwealth of Massachusetts,
33,000	Series B, GO, RAN, 2.000%, 05/22/17	33,084
69,000	Series C, GO, RAN, 2.000%, 06/26/17	69,241
	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000,
37,550	Series A, GO, VRDO, 0.620%, 03/07/17	37,550
26,850	Series B, GO, VRDO, 0.520%, 03/01/17	26,850
33,935	Massachusetts Bay Transportation Authority, General Transportation System, Series A-2, Rev., VRDO, 0.630%, 03/07/17	33,935
	Massachusetts Department of Transportation, Metropolitan Highway System, Subordinated, Commonwealth Contract Assistance Secured,
28,775	Series A-1, Rev., VRDO, 0.630%, 03/07/17	28,775
74,345	Series A-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.610%, 03/07/17	74,345
37,425	Series A-7, Rev., VRDO, 0.630%, 03/07/17	37,425
18,000	Massachusetts Health & Educational Facilities Authority, Series H-2, VRDO, 0.790%, 04/04/17	18,000
67,175	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A-1, Rev., VRDO, 0.570%, 03/01/17	67,175
	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System,
15,675	Series F3, Rev., VRDO, LOC: TD Bank NA, 0.630%, 03/07/17	15,675
29,700	Series I-2, Rev., VRDO, 0.630%, 03/07/17	29,700
26,000	Massachusetts Port Authority, Series B, Rev., AMT, 0.740%, 05/03/17	26,000
	Massachusetts School Building Authority,
19,000	Series A, 0.660%, 03/01/17	19,000
39,375	Series A, 0.680%, 03/02/17	39,375
39,375	Series A, 0.700%, 04/04/17	39,375
26,250	Series A, 0.730%, 04/03/17	26,250
2,000	Massachusetts State Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Bank of America NA, 0.730%, 03/07/17	2,000

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Massachusetts — continued
24,200	Massachusetts State Health & Educational Facilities Authority, Amherst College, Series J-1, Rev., VRDO, 0.610%, 03/07/17	24,200
	Massachusetts State Health & Educational Facilities Authority, Capital Asset Program,
22,975	Series M-2, Rev., VRDO, LOC: Bank of America NA, 0.670%, 03/07/17	22,975
2,300	Series M-4A, Rev., VRDO, LOC: Bank of America NA, 0.670%, 03/07/17	2,300
	Massachusetts Water Resources Authority,
49,000	0.830%, 05/03/17	49,000
22,000	Series A-3, Rev., VRDO, 0.630%, 03/07/17	22,000
17,365	Series F, Rev., VRDO, 0.620%, 03/07/17	17,365
19,305	University of Massachusetts, Building Authority, Series 1, Rev., VRDO, 0.620%, 03/07/17	19,305

		780,900

	Michigan — 3.1%
23,220	Board of Trustees of the University of Michigan State, Series F, 0.800%, 03/01/17	23,220
	Kent Hospital Finance Authority, Spectrum Health System,
30,000	Series B-3, Rev., VRDO, 0.640%, 03/07/17	30,000
1,485	Series C, Rev., VRDO, LOC: Bank of New York Mellon, 0.650%, 03/07/17	1,485
101,290	Michigan State Building Authority, Series 7, 0.700%, 04/20/17	101,290
	Michigan State Hospital Finance Authority,
81,210	Series C, Rev., VRDO, 0.700%, 04/03/17	81,210
112,735	Series C, Rev., VRDO, 0.740%, 03/01/17	112,735
39,875	Series C, Rev., VRDO, 0.770%, 05/22/17	39,875
27,100	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, LIQ: Royal Bank of Canada, 0.720%, 03/07/17	27,100
	Regents of the University of Michigan,
19,000	Series B, VRDO, 0.690%, 03/13/17	19,000
35,000	Series B, VRDO, 0.700%, 03/01/17	35,000
11,580	Tender Option Bond Trust Receipts/CTFS, Series 2016-XF0394, Rev., VRDO, LIQ: Bank of America NA, 0.700%, 03/07/17 (e)	11,580

		482,495

	Minnesota — 2.9%
50,000	City of Jacksonville, Health Care Facilities, VRDO, 0.730%, 04/07/17	50,000
75,000	City of Rochester, Health Care Facilities, VRDO, 0.730%, 04/03/17	75,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Minnesota — continued
	City of Rochester, Health Care Facilities, Mayo Clinic,
21,850	Series A, Rev., VRDO, 0.620%, 03/07/17	21,850
22,000	Series B, Rev., VRDO, 0.620%, 03/07/17	22,000
33,000	Series C, Rev., VRDO, 0.810%, 05/18/17	33,000
17,000	Series C, Rev., VRDO, 0.820%, 05/17/17	17,000
35,000	Jacksonville Health Care Authority, VRDO, 0.810%, 05/18/17	35,000
7,930	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.620%, 03/07/17	7,930
	Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System,
43,400	Series C-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.630%, 03/07/17	43,400
37,320	Series C-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.620%, 03/07/17	37,320
5,780	Minnesota Housing Finance Agency, Residential Housing Finance, Series S, Rev., VRDO, AMT, 0.670%, 03/07/17	5,780
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LIQ: Royal Bank of Canada, 0.660%, 03/07/17 (e)	24,990
	Regents of the University of Minnesota,
26,590	Series A, 0.740%, 03/01/17	26,590
27,000	Series A, 0.740%, 05/23/17	27,000
23,410	Series A, 0.830%, 04/03/17	23,410

		450,270

	Mississippi — 2.8%
80,470	County of Jackson, Port Facility, Chevron USA, Inc. Project, Rev., VRDO, 0.580%, 03/01/17	80,470
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
20,000	Series A, Rev., VRDO, 0.570%, 03/01/17	20,000
430	Series A, Rev., VRDO, 0.580%, 03/01/17	430
39,060	Series A, Rev., VRDO, 0.580%, 03/01/17	39,060
15,250	Series B, Rev., VRDO, 0.570%, 03/01/17	15,250
4,000	Series B, Rev., VRDO, 0.660%, 03/07/17	4,000
10,850	Series C, Rev., VRDO, 0.580%, 03/01/17	10,850
1,300	Series C, Rev., VRDO, 0.580%, 03/01/17	1,300
10,000	Series C, Rev., VRDO, 0.630%, 03/07/17	10,000
16,100	Series D, Rev., VRDO, 0.570%, 03/01/17	16,100
24,800	Series E, Rev., VRDO, 0.570%, 03/01/17	24,800

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Mississippi — continued
40,000	Series F, Rev., VRDO, 0.570%, 03/01/17	40,000
10,125	Series F, Rev., VRDO, 0.630%, 03/07/17	10,125
9,750	Series G, Rev., VRDO, 0.580%, 03/01/17	9,750
19,750	Series I, Rev., VRDO, 0.580%, 03/01/17	19,750
44,050	Series J, Rev., VRDO, 0.570%, 03/01/17	44,050
32,550	Series K, Rev., VRDO, 0.570%, 03/01/17	32,550
38,900	Mississippi Development Bank Special Obligation, Harrison County Coliseum, Series B, Rev., VRDO, LOC: Bank of America NA, 0.680%, 03/07/17	38,900
10,430	Mississippi Hospital Equipment & Facilities Authority, North Mississippi Health Services, Rev., VRDO, 0.630%, 03/07/17	10,430

		427,815

	Missouri — 2.8%
59,075	City of Kansas, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.660%, 03/07/17	59,075
	Curators of University of Missouri,
25,000	Series A, 0.680%, 03/16/17	25,000
30,000	Series A, 0.700%, 04/03/17	30,000
500	Kansas City IDA, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America NA, 0.900%, 03/07/17	500
21,805	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.580%, 03/01/17	21,805
	Missouri State Health & Educational Facilities Authority,
50,000	Series B, VRDO, 0.760%, 03/07/17	50,000
20,000	Series C, VRDO, 0.770%, 06/07/17	20,000
25,000	Series D, VRDO, 0.730%, 05/08/17	25,000
50,000	Series E, VRDO, 0.750%, 05/08/17	50,000
59,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series D, Rev., VRDO, 0.610%, 03/07/17	59,000
400	Missouri State Health & Educational Facilities Authority, Educational Facilities, Washington University, Series D, Rev., VRDO, 0.570%, 03/01/17	400
	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care,
43,600	Series F, Rev., VRDO, 0.620%, 03/07/17	43,600
48,800	Series G, Rev., VRDO, 0.620%, 03/07/17	48,800

		433,180

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Nebraska — 0.7%
29,295	County of Lancaster, Hospital Authority No. 1, BryanLGH Medical Center, Series B-2, Rev., VRDO, LOC: U.S. Bank NA, 0.640%, 03/07/17	29,295
	Lincoln Nebraska Electric System,
40,000	Series 1995, 0.720%, 03/02/17	40,000
32,750	Series 1995, 0.800%, 05/02/17	32,750

		102,045

	Nevada — 1.9%
19,775	City of Carson, Carson-Tahoe Hospital Project, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.630%, 03/07/17	19,775
6,965	Clark County, Nevada Airport System, Series B-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.640%, 03/07/17	6,965
10,000	Clark County, Nevada Airport System, Sub Lien, Series C-3, Rev., VRDO, AMT, LOC: Sumitomo Mitsui Banking Corp., 0.660%, 03/07/17	10,000
38,705	County of Clark, Airport, Series A, GO, VRDO, AMT, 0.660%, 03/07/17	38,705
25,000	County of Clark, Passenger Facility Charge, Mccarran International Airport, Series F-2, Rev., VRDO, LOC: MUFG Union Bank NA, 0.650%, 03/07/17	25,000
	Las Vegas Valley Water District,
50,000	0.690%, 03/02/17	50,000
100,000	0.710%, 04/03/17	100,000
	Nevada Housing Division, Multi-Unit Housing,
8,450	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.670%, 03/07/17	8,450
13,900	Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.790%, 03/07/17	13,900
2,780	Series M, Rev., VRDO, LOC: U.S. Bank NA, 0.660%, 03/07/17	2,780
3,330	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.660%, 03/07/17	3,330
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.660%, 03/07/17	12,710

		291,615

	New Jersey — 0.1%
10,920	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series I, Rev., VRDO, AMT, 0.660%, 03/07/17	10,920

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	New Mexico — 0.3%
22,275	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.640%, 03/07/17	22,275
16,650	University of New Mexico, Subordinate Lien System, Series B, Rev., VRDO, 0.640%, 03/07/17	16,650

		38,925

	New York — 21.8%
	City of New York, Fiscal Year 2004,
17,850	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.680%, 03/07/17	17,850
3,350	Series H, Subseries H-2, GO, VRDO, LOC: California Public Employees Retirement System, 0.640%, 03/07/17	3,350
1,325	Series H, Subseries H-4, GO, VRDO, LOC: Bank of New York Mellon, 0.590%, 03/01/17	1,325
	City of New York, Fiscal Year 2006,
22,770	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America NA, 0.630%, 03/07/17	22,770
36,400	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.650%, 03/07/17	36,400
35,750	Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.570%, 03/01/17	35,750
42,100	Series I, Subseries I-5, GO, VRDO, LOC: Bank of New York Mellon, 0.610%, 03/01/17	42,100
	City of New York, Fiscal Year 2008,
24,700	Series D, Subseries D-3, GO, VRDO, LIQ: Credit Agricole Corporate and Investment Bank, 0.650%, 03/07/17	24,700
37,700	Series D, Subseries D-4, GO, VRDO, LIQ: Credit Agricole Corporate and Investment Bank, 0.640%, 03/07/17	37,700
25,180	Series J, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.630%, 03/01/17	25,180
61,735	Series J, Subseries J-10, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.620%, 03/07/17	61,735
450	Series L, Subseries L-5, GO, VRDO, 0.570%, 03/01/17	450
100	City of New York, Fiscal Year 2009, Series B, Subseries B-3, GO, VRDO, LOC: TD Bank NA, 0.620%, 03/07/17	100
	City of New York, Fiscal Year 2012,
630	Series A, Subseries A-5, GO, VRDO, LOC: Royal Bank of Canada, 0.570%, 03/01/17	630

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
2,800	Series D, Subseries D-3B, GO, VRDO, LOC: Royal Bank of Canada, 0.570%, 03/01/17	2,800
5,000	Series G, Subseries G-3, GO, VRDO, LOC: Citibank NA, 0.630%, 03/07/17	5,000
3,000	Series G, Subseries G-4, GO, VRDO, LOC: Citibank NA, 0.630%, 03/07/17	3,000
50,000	Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Corporate Bank, 0.660%, 03/01/17	50,000
	City of New York, Fiscal Year 2013,
42,770	Series A, Subseries A-2, GO, VRDO, LOC: Mizuho Corporate Bank, 0.650%, 03/01/17	42,770
12,750	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Bank Ltd., 0.620%, 03/07/17	12,750
95,140	Series F, Subseries F-3, GO, VRDO, LIQ: Bank of America NA, 0.570%, 03/01/17	95,140
	City of New York, Fiscal Year 2014,
18,100	Series D, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.570%, 03/01/17	18,100
44,350	Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank NA, 0.640%, 03/07/17	44,350
3,450	City of New York, Fiscal Year 2015, Series F, Subseries F-7, GO, VRDO, LOC: Royal Bank of Canada, 0.570%, 03/01/17	3,450
	City of New York, Fiscal Year 2017,
4,950	Series A, Subseries A-4, GO, VRDO, LOC: Citibank NA, 0.630%, 03/07/17	4,950
23,900	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America NA, 0.600%, 03/01/17	23,900
58,930	County of Erie, GO, RAN, 2.000%, 06/30/17	59,135
50,000	County of Nassau, Series B, GO, TAN, 3.000%, 09/15/17	50,429
	Metropolitan Transportation Authority,
78,850	Series D, Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.650%, 03/07/17	78,850
31,380	Series D, Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.650%, 03/01/17	31,380
4,930	Series E, Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.640%, 03/07/17	4,930
19,800	Series E, Subseries E-3, Rev., VRDO, LOC: Bank of Montreal, 0.630%, 03/07/17	19,800
100	Series E, Subseries E-3, Rev., VRDO, LOC: Citibank NA, 0.630%, 03/07/17	100
10,000	Series G, Subseries G-2, Rev., VRDO, LOC: TD Bank NA, 0.630%, 03/07/17	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	New York — continued
	Metropolitan Transportation Authority, Dedicated Tax Fund,
595	Series A, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.570%, 03/01/17	595
51,730	Series A, Subseries A-2, Rev., BAN, 4.000%, 06/01/17	52,134
41,310	Series A-1B, Rev., BAN, 2.000%, 03/01/17	41,310
10,000	Series A-1C, Rev., BAN, 2.000%, 03/01/17	10,000
98,250	Series A-1D, Rev., BAN, 2.000%, 03/01/17	98,250
47,500	Series B, Subseries B-1, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.640%, 03/07/17	47,500
	Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York, Sales Tax Secured,
37,375	Series 2008C, Rev., VRDO, 0.630%, 03/07/17	37,375
45,045	Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.650%, 03/07/17	45,045
	Nassau Health Care Corp., Nassau County Guaranteed,
10,480	Subseries B-1, Rev., VRDO, LOC: TD Bank NA, 0.630%, 03/07/17	10,480
14,750	Subseries B-2, Rev., VRDO, LOC: TD Bank NA, 0.640%, 03/07/17	14,750
	New York City Health & Hospital Corp., Health System,
8,750	Series B, Rev., VRDO, LOC: TD Bank NA, 0.650%, 03/07/17	8,750
100	Series C, Rev., VRDO, LOC: TD Bank NA, 0.620%, 03/07/17	100
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.660%, 03/07/17	4,760
2,800	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.650%, 03/07/17	2,800
7,255	New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America NA, 0.660%, 03/07/17	7,255
13,600	New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.660%, 03/07/17	13,600
43,050	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.650%, 03/07/17	43,050

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
10,630	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.660%, 03/07/17	10,630
26,250	New York City Municipal Water Finance Authority, Water & Sewer System, Series F, Subseries F-2, Rev., VRDO, LOC: Citibank NA, 0.580%, 03/01/17	26,250
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008,
64,400	Series B, Subseries B-1A, Rev., VRDO, 0.640%, 03/07/17	64,400
23,805	Series B, Subseries B-4, Rev., VRDO, 0.630%, 03/07/17	23,805
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008,
29,350	Series BB, Subseries BB-1, Rev., VRDO, 0.600%, 03/07/17	29,350
48,530	Series BB, Subseries BB-2, Rev., VRDO, 0.570%, 03/01/17	48,530
13,000	Series BB, Subseries BB-4, Rev., VRDO, 0.630%, 03/07/17	13,000
36,890	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB, Subseries BB-1, Rev., VRDO, 0.640%, 03/01/17	36,890
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011,
8,850	Series DD, Subseries DD-1, Rev., VRDO, 0.570%, 03/01/17	8,850
29,310	Series FF, Subseries FF-1, Rev., VRDO, 0.570%, 03/01/17	29,310
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013,
18,750	Series AA, Subseries AA-1, Rev., VRDO, 0.600%, 03/01/17	18,750
37,700	Series AA, Subseries AA-2, Rev., VRDO, 0.640%, 03/07/17	37,700
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014,
52,605	Series AA, Subseries AA-3, Rev., VRDO, 0.570%, 03/01/17	52,605
34,900	Series AA, Subseries AA-4, Rev., VRDO, 0.590%, 03/01/17	34,900
18,500	Series AA, Subseries AA-5, Rev., VRDO, 0.650%, 03/01/17	18,500

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	New York — continued
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
20,985	Series BB, Subseries BB-1, Rev., VRDO, 0.570%, 03/01/17	20,985
56,770	Series BB, Subseries BB-2, Rev., VRDO, 0.570%, 03/01/17	56,770
42,350	Series BB, Subseries BB-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.640%, 03/07/17	42,350
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2016,
15,000	Series AA-2, Rev., VRDO, 0.570%, 03/01/17	15,000
62,515	Series AA-2, Rev., VRDO, 0.600%, 03/01/17	62,515
37,500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2017, Subseries BB-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.640%, 03/07/17	37,500
66,200	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 1999, Series A-1, Rev., LOC: JPMorgan Chase Bank NA, 0.640%, 03/07/17	66,200
50,510	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001, Series C, Rev., VRDO, 0.600%, 03/01/17	50,510
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
61,365	Subseries A-4, Rev., VRDO, 0.600%, 03/01/17	61,365
29,700	Subseries C4, Rev., 0.570%, 03/01/17	29,700
45,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.660%, 03/07/17	45,000
2,650	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Series A, Subseries A-4, Rev., VRDO, 0.570%, 03/01/17	2,650
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
62,500	Subseries D-3, Rev., VRDO, 0.600%, 03/01/17	62,500
58,550	Subseries D-4, Rev., VRDO, 0.600%, 03/01/17	58,550

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015,
68,515	Subseries A-3, Rev., VRDO, 0.590%, 03/01/17	68,515
650	Subseries A-4, Rev., VRDO, 0.580%, 03/01/17	650
15,700	Subseries E-4, Rev., VRDO, 0.570%, 03/01/17	15,700
8,500	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016, Subseries A-4, Rev., VRDO, 0.570%, 03/01/17	8,500
	New York City Transitional Finance Authority, New York City Recovery,
2,070	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.650%, 03/07/17	2,070
13,010	Series 2, Subseries 2-F, Rev., VRDO, LIQ: Sumitomo Mitsui Banking, 0.640%, 03/01/17	13,010
17,425	Series 3, Subseries 3-G, Rev., VRDO, 0.640%, 03/07/17	17,425
	New York City Transitional Finance Authority, Recovery Bonds,
9,695	Series 1, Subseries 1D, Rev., VRDO, 0.610%, 03/01/17	9,695
1,595	Series 3, Subseries 3F, Rev., VRDO, 0.570%, 03/01/17	1,595
14,085	New York City Trust for Cultural Resources, American Museum of Natural History, Series B3, Rev., VRDO, 0.610%, 03/07/17	14,085
3,160	New York Liberty Development Corp., Series 2015-XF2146, Rev., VRDO, LIQ: Citibank NA, 0.680%, 03/07/17 (e)	3,160
7,400	New York State Dormitory Authority, Series 2016-XF2282, Rev., VRDO, LIQ: Citibank NA, 0.670%, 03/07/17 (e)	7,400
44,700	New York State Dormitory Authority, City University System, CONS Fifth General Resolution, Series D, Rev., VRDO, LOC: TD Bank NA, 0.630%, 03/07/17	44,700
69,525	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.680%, 03/07/17	69,525
23,585	New York State Dormitory Authority, St. John’s University, Series B-1, Rev., VRDO, LOC: Bank of America NA, 0.630%, 03/07/17	23,585
	New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Inc. Project,
17,800	Series A, Subseries A-4, Rev., VRDO, LOC: Bank of Nova Scotia, 0.650%, 03/07/17	17,800

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	New York — continued
12,700	Series C, Subseries C-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.670%, 03/07/17	12,700
	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project,
4,100	Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.650%, 03/07/17	4,100
19,920	Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.650%, 03/07/17	19,920
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.560%, 03/07/17	2,755
83,000	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.720%, 03/07/17	83,000
23,250	New York State Housing Finance Agency, 222 East 44th Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.730%, 03/07/17	23,250
18,700	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.640%, 03/01/17	18,700
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.660%, 03/07/17	3,200
11,300	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.620%, 03/01/17	11,300
58,310	New York State Housing Finance Agency, 505 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.630%, 03/01/17	58,310
21,500	New York State Housing Finance Agency, 555 Tenth Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.660%, 03/07/17	21,500
25,180	New York State Housing Finance Agency, 606 West 57th Street Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.650%, 03/07/17	25,180
5,500	New York State Housing Finance Agency, 625 West 57th Street, Series A-1, Rev., VRDO, LOC: Bank of New York Mellon, 0.610%, 03/07/17	5,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
102,685	New York State Housing Finance Agency, 8 East 120nd Street Housing, Series A, Rev., VRDO, LOC: TD Bank NA, 0.620%, 03/07/17	102,685
17,760	New York State Housing Finance Agency, 80 Dekalb Avenue, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.660%, 03/07/17	17,760
50,000	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.670%, 03/07/17	50,000
9,550	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., FNMA, LOC: FNMA, 0.660%, 03/07/17	9,550
3,900	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.660%, 03/07/17	3,900
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.640%, 03/07/17	7,050
3,000	New York State Housing Finance Agency, Riverside Center 2 Housing, Subseries A-2, Rev., VRDO, LOC: Bank of America NA, 0.660%, 03/07/17	3,000
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.650%, 03/07/17	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.660%, 03/07/17	11,300
50,065	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.670%, 03/07/17	50,065
1,800	New York State Housing Finance Agency, Tribeca Landing, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.660%, 03/07/17	1,800
2,100	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.660%, 03/07/17	2,100
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.660%, 03/07/17	100
3,400	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.660%, 03/07/17	3,400
11,250	Tender Option Bond Trust Receipts/CTFS, Series 2016-XG0018, Rev., VRDO, LIQ: Bank of America NA, 0.730%, 03/07/17 (e)	11,250

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	New York — continued
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
435	Series A, Rev., VRDO, LOC: TD Bank NA, 0.630%, 03/07/17	435
16,550	Series B, Subseries B-1, Rev., VRDO, LOC: PNC Bank NA, 0.650%, 03/07/17	16,550
27,650	Series C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.650%, 03/07/17	27,650

		3,353,983

	North Carolina — 3.2%
25,515	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.620%, 03/07/17	25,515
51,850	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.610%, 03/07/17	51,850
	City of Charlotte, Charlotte Douglas International Airport,
13,205	Series B, Rev., VRDO, LOC: Bank of America NA, 0.630%, 03/07/17	13,205
6,925	Series C, Rev., VRDO, LOC: Bank of America NA, 0.630%, 03/07/17	6,925
7,675	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.640%, 03/07/17	7,675
19,580	City of Greensboro, Combined Enterprise System, Series A, Rev., VRDO, 0.640%, 03/07/17	19,580
5,230	City of Raleigh, Combined Enterprise System, Series B, Rev., VRDO, 0.630%, 03/07/17	5,230
	City of Raleigh, Downtown Improvement Projects,
40,900	Series A, COP, VRDO, 0.620%, 03/07/17	40,900
61,715	Series B-1, COP, VRDO, 0.620%, 03/07/17	61,715
40,355	Series B-2, COP, VRDO, 0.650%, 03/07/17	40,355
8,125	City of Raleigh, Enterprise System, Series A, Rev., VRDO, 0.630%, 03/07/17	8,125
18,380	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, Series 2007, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.640%, 03/07/17	18,380
	Forsyth County,
6,135	Series A, GO, VRDO, 0.620%, 03/07/17	6,135
6,000	Series B, GO, VRDO, 0.620%, 03/07/17	6,000
14,600	Series B, GO, VRDO, 0.620%, 03/07/17	14,600
15,600	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.620%, 03/07/17	15,600

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Carolina — continued
14,960	North Carolina Medical Care Commission, Health Care Facilities, WakeMed, Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.610%, 03/07/17	14,960
1,665	North Carolina Medical Care Commission, Health System, Catholic Health East Issue, Series 2008, Rev., VRDO, 0.630%, 03/07/17	1,665
24,655	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.640%, 03/07/17	24,655
36,875	North Carolina State University at Raleigh, Board of Governors, Series B, Rev., VRDO, 0.610%, 03/07/17	36,875
14,900	Orange Water & Sewer Authority, Series B, Rev., VRDO, 0.620%, 03/07/17	14,900
	University of North Carolina, University Hospital at Chapel Hill,
30,950	Series A, Rev., VRDO, 0.570%, 03/01/17	30,950
12,500	Series A, Rev., VRDO, 0.630%, 03/07/17	12,500
100	Series B, Rev., VRDO, 0.570%, 03/01/17	100
19,190	Series B, Rev., VRDO, 0.610%, 03/07/17	19,190

		497,585

	Ohio — 1.3%
400	City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project, Series 2008, Rev., VRDO, LOC: PNC Bank NA, 0.660%, 03/07/17	400
9,555	County of Cuyahoga, Civic Facilities, Rev., VRDO, LOC: PNC Bank NA, 0.650%, 03/07/17	9,555
23,505	County of Cuyahoga, Ohio, Hospital Facilities, Sisters of Charity Health System, Series 2000, Rev., VRDO, LOC: PNC Bank NA, 0.640%, 03/07/17	23,505
	Ohio State University, General Receipts,
500	Rev., VRDO, 0.590%, 03/07/17	500
16,900	Rev., VRDO, 0.610%, 03/07/17	16,900
2,430	Series 2008 B, Rev., VRDO, 0.610%, 03/07/17	2,430
74,075	Series E, Rev., VRDO, 0.610%, 03/07/17	74,075
45,000	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Series 2016 A, Rev., VRDO, LIQ: BMO Harris Bank NA, 0.670%, 03/07/17	45,000
	State of Ohio, Infrastructure Improvement,
18,150	Series A, GO, VRDO, 0.660%, 03/07/17	18,150
10,495	Series B, GO, VRDO, 0.660%, 03/01/17	10,495

		201,010

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Oregon — 0.1%
15,450	Clackamas County Hospital Facility Authority, Legacy Health System, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.630%, 03/07/17	15,450
3,635	State of Oregon, Facilities Authority, PeaceHealth, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.650%, 03/07/17	3,635

		19,085

	Pennsylvania — 2.3%
	Bucks County IDA, Grand View Hospital,
10,835	Series A, Rev., VRDO, LOC: TD Bank NA, 0.630%, 03/07/17	10,835
7,000	Series B, Rev., VRDO, LOC: PNC Bank NA, 0.640%, 03/07/17	7,000
20,125	Butler County General Authority, Series SGC-58, Class A, Rev., LIQ: Societe Generale, 0.640%, 03/07/17	20,125
8,570	Butler County General Authority, North Allegheny School District Project, Series B, Rev., VRDO, 0.650%, 03/07/17	8,570
	City of Philadelphia, Gas Works, 1998 General Ordinance, Eight,
18,115	Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.620%, 03/07/17	18,115
12,900	Series D, Rev., VRDO, LOC: Royal Bank of Canada, 0.640%, 03/07/17	12,900
33,775	County of Allegheny, Series C, GO, VRDO, LOC: PNC Bank NA, 0.640%, 03/07/17	33,775
	County of Montour, Geisinger Authority, Health System, Geisinger Health System,
11,900	Series A, Rev., VRDO, 0.570%, 03/01/17	11,900
22,500	Series B, Rev., VRDO, 0.550%, 03/01/17	22,500
17,155	Delaware Valley Regional Finance Authority, Local Government, Class A, Rev., LIQ: Societe Generale, 0.640%, 03/07/17	17,155
27,350	Fayette County Hospital Authority, Regional Health System, Series A, Rev., VRDO, LOC: PNC Bank NA, 0.640%, 03/07/17	27,350
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.640%, 03/07/17	4,810
2,405	Series A-T2, Rev., VRDO, FNMA, LOC: FNMA, 0.640%, 03/07/17	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.640%, 03/07/17	17,080

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pennsylvania — continued
4,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities, PSEG Power LLC Project, Series 2007, Rev., VRDO, AMT, LOC: TD Bank NA, 0.630%, 03/07/17	4,500
12,690	Pennsylvania Housing Finance Agency, Building Development, Rev., VRDO, 0.660%, 03/07/17	12,690
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
11,100	Series 2005-88B, Rev., VRDO, AMT, 0.670%, 03/07/17	11,100
27,495	Series 2005-89, Rev., VRDO, AMT, 0.700%, 03/07/17	27,495
11,290	Series 2006-94B, Rev., VRDO, AMT, 0.670%, 03/07/17	11,290
5,950	Series 2007-99C, Rev., VRDO, 0.670%, 03/07/17	5,950
10,000	Philadelphia Authority, Industrial Development Multi-Modal Lease, Series B-3, Rev., VRDO, LOC: PNC Bank NA, 0.640%, 03/07/17	10,000
20,000	Pittsburgh Water & Sewer Authority, Series B-2, Rev., VRDO, LOC: PNC Bank NA, 0.640%, 03/07/17	20,000
	University of Pittsburgh-of the Commonwealth System of Higher Education,
20,000	Series B, VRDO, 0.800%, 04/03/17	20,000
18,000	Series B-2, VRDO, 0.700%, 03/15/17	18,000

		355,545

	Rhode Island — 0.5%
1,000	Narragansett Bay Commission, Wastewater System, Series A, Rev., VRDO, LOC: TD Bank NA, 0.610%, 03/07/17	1,000
1,640	Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America NA, 0.800%, 03/07/17	1,640
33,130	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Roger Williams University Issue, Series 2008 B, Rev., VRDO, LOC: U.S. Bank NA, 0.640%, 03/07/17	33,130
7,045	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue, Series 2008 B, Rev., VRDO, LOC: TD Bank NA, 0.630%, 03/07/17	7,045
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.680%, 03/07/17	7,000

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Rhode Island — continued
24,600	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.680%, 03/07/17	24,600
450	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.570%, 03/01/17	450

		74,865

	South Carolina — 0.1%
10,000	City of Columbia, Waterworks & Sewer System, Series 2009, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.650%, 03/02/17	10,000
5,325	City of North Charleston, Public Facilities Convention, Convention Center Project, COP, VRDO, LOC: Bank of America NA, 0.650%, 03/07/17	5,325
200	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America NA, 0.900%, 03/02/17	200

		15,525

	South Dakota — 0.3%
	South Dakota Housing Development Authority, Homeownership Mortgage,
28,700	Series 2007I, Rev., VRDO, 0.660%, 03/07/17	28,700
11,700	Series F, Rev., VRDO, AMT, 0.680%, 03/07/17	11,700

		40,400

	Tennessee — 0.7%
8,075	City of Johnson, Health and Educational Facilities Board, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.640%, 03/07/17	8,075
14,675	Memphis City Health, Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LOC: FHLMC, 0.640%, 03/07/17	14,675
	Metropolitan Government of Nashville & Davidson County, Water & Sewer,
25,000	0.800%, 05/02/17	25,000
57,500	0.840%, 04/04/17	57,500

		105,250

	Texas — 6.7%
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LOC: FNMA, 0.680%, 03/07/17	9,100
44,775	City of Austin, Airport System, Subseries 2005-4, Rev., VRDO, AMT, AGM, LOC: Sumitomo Mitsui Banking Corp., 0.650%, 03/07/17	44,775

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — continued
	City of Houston, Combined Utility System, First Lien,
21,000	Series 2004B-2, Rev., VRDO, LOC: Citibank NA, 0.650%, 03/07/17	21,000
10,600	Series 2004B-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.660%, 03/07/17	10,600
41,700	Series 2004B-4, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.660%, 03/07/17	41,700
24,225	County of Harris, Series SGC-31, Class A, Rev., LIQ: Societe Generale, 0.650%, 03/07/17	24,225
600	County of Jefferson, Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.730%, 03/01/17	600
22,100	County of Jefferson, Port of Port Arthur Navigation District, PCR, Texaco, Inc. Project, Series 1994, Rev., VRDO, 0.570%, 03/01/17	22,100
44,515	Crawford Education Facilities Corp., Education, Houston Baptist University Project, Series 2007, Rev., VRDO, LOC: Bank of America NA, 0.690%, 03/07/17 (p)	44,515
12,000	Gulf Coast Waste Disposal Authority, Environmental Facilities, American Acryl LP Project, Series 2003, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.680%, 03/07/17	12,000
	Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project,
7,250	Rev., VRDO, 0.580%, 03/01/17	7,250
21,900	Series B, Rev., VRDO, 0.580%, 03/01/17	21,900
	Gulf Coast Waste Disposal Authority, Pollution Control, Exxon Project,
5,800	Rev., VRDO, 0.560%, 03/01/17	5,800
24,250	Rev., VRDO, 0.560%, 03/01/17	24,250
18,500	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series D, Rev., VRDO, 0.650%, 03/07/17	18,500
	Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities, Mobil Oil Corp. Project,
65,315	Series 2010, Rev., VRDO, 0.550%, 03/01/17	65,315
5,765	Series 2012, Rev., VRDO, 0.550%, 03/01/17	5,765
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
10,050	Series A, Rev., VRDO, 0.570%, 03/01/17	10,050

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Texas — continued
100	Series A, Subseries A-3, Rev., VRDO, 0.570%, 03/01/17	100
6,750	North Texas Tollway Authority, Series 2016-XG0036, Rev., VRDO, LIQ: Citibank NA, 0.670%, 03/07/17 (e)	6,750
88,255	San Antonio Water System, Series B, 0.700%, 03/02/17	88,255
65,925	State of Texas, Series 2016, GO, VRDO, 0.650%, 03/07/17	65,925
104,000	State of Texas, Transportation Commission Mobility Fund, Series B, GO, VRDO, LIQ: Texas Comptroller of Public Accounts, 0.630%, 03/07/17	104,000
5,240	SunAmerica Taxable Trust, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.710%, 03/07/17	5,240
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System,
55,250	Series A, Rev., VRDO, 0.650%, 03/07/17	55,250
18,500	Series B, Rev., VRDO, 0.650%, 03/07/17	18,500
	Tender Option Bond Trust Receipts/CTFS,
9,335	Series 2015-XM0071, Rev., VRDO, AGM, LIQ: Bank of America NA, 0.710%, 03/07/17 (e)	9,335
9,495	Series 2016-XF2321, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.670%, 03/07/17 (e)	9,495
740	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project, Series A-1, Rev., VRDO, FHLMC, LOC: FHLMC, 0.680%, 03/07/17	740
	Texas Public Finance Authority,
38,530	Series 2003, 0.710%, 04/05/17	38,530
27,960	Series 2008, 0.720%, 04/05/17	27,960
	University of Texas System,
25,000	0.730%, 04/17/17	25,000
25,000	0.740%, 03/01/17	25,000
25,000	Series A, 0.700%, 03/01/17	25,000
25,000	Series A, 0.700%, 04/03/17	25,000
25,000	Series A, 0.730%, 04/07/17	25,000
25,000	Series A, 0.730%, 04/17/17	25,000
14,419	Series A, 0.810%, 05/18/17	14,419
50,000	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, 0.590%, 03/07/17	50,000

		1,033,944

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utah — 0.9%
23,700	Central Utah Water Conservancy District, Series A, Rev., VRDO, 0.680%, 03/07/17	23,700
	County of Utah Hospital, IHC Health Services,
7,925	Series B, Rev., VRDO, 0.640%, 03/07/17	7,925
22,150	Series B, Rev., VRDO, 0.640%, 03/07/17	22,150
27,500	Series C, Rev., VRDO, 0.640%, 03/07/17	27,500
32,500	Series D, Rev., VRDO, 0.640%, 03/07/17	32,500
4,900	Murray City, Utah, IHC Health Services, Inc., Series D, Rev., VRDO, 0.560%, 03/01/17	4,900
8,200	Utah County, Utah Hospital, IHC Health Services, Inc., Series C, Rev., VRDO, 0.660%, 03/07/17	8,200
	Utah Housing Finance Agency, Single Family Mortgage,
3,940	Series D-1, Rev., VRDO, LOC: Bayerische Landesbank, 0.710%, 03/07/17	3,940
4,035	Series E-1, Class 1, Rev., VRDO, LIQ: Bayerische Landesbank, 0.710%, 03/07/17	4,035
3,710	Series F-2, Class I, Rev., VRDO, 0.650%, 03/07/17	3,710

		138,560

	Vermont — 0.0% (g)
1,605	Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Care Project, Series A, Rev., VRDO, AGM, LOC: TD Bank NA, 0.640%, 03/07/17	1,605

	Virginia — 1.5%
20,470	Arlington County IDA, Multi-family Housing, Gates of Ballston Apartments, Series 2005, Rev., VRDO, LOC: PNC Bank NA, 0.700%, 03/07/17	20,470
20,300	County of Loudon, IDA, Multi-Modal, Howard Huges Medical Institute, Series B, Rev., VRDO, 0.630%, 03/07/17	20,300
22,930	Fairfax County EDA, Smithsonian Institution Issue, Series A, Rev., VRDO, LOC: Northern Trust Co., 0.620%, 03/07/17	22,930
	FHLMC, Multi-Family Housing,
14,709	Series M019, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.660%, 03/07/17	14,709
18,607	Series M020, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.660%, 03/07/17	18,607
18,085	Series M024, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.660%, 03/07/17	18,085
20,990	Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.670%, 03/07/17	20,990
11,485	Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.670%, 03/07/17	11,485

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Virginia — continued
	Loudoun County IDA, Howard Hughes Medical Institute,
7,125	Series A, Rev., VRDO, 0.630%, 03/07/17	7,125
700	Series C, Rev., VRDO, 0.630%, 03/07/17	700
15,000	Series D, Rev., VRDO, 0.630%, 03/07/17	15,000
20,500	Series E, Rev., VRDO, 0.630%, 03/07/17	20,500
6,790	Loudoun County Sanitation Authority, Water & Sewer System, Rev., VRDO, LOC: Bank of America NA, 0.620%, 03/07/17	6,790
17,675	Montgomery County IDA, Virginia Tech Foundation, Series A, Rev., VRDO, 0.630%, 03/07/17	17,675
2,230	Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.570%, 03/01/17	2,230
9,400	Virginia College Building Authority, Educational Facilities, Washington and Lee University, Series B, Rev., VRDO, 0.620%, 03/07/17	9,400
9,975	Virginia College Building Authority, Educational Facilities, University of Richmond Project, Series 2004, Rev., VRDO, 0.630%, 03/07/17 (e)	9,975

		236,971

	Washington — 1.0%
17,000	Chelan County Public Utility District No.1, Series B, Rev., VRDO, 0.650%, 03/07/17	17,000
22,000	County of King, Sewer, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.650%, 03/07/17	22,000
29,850	King County Housing Authority, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.660%, 03/07/17	29,850
25,000	Port of Seattle, Subordinate Lien, Series 2008, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.700%, 03/07/17	25,000
7,500	University of Washington, Series 2015-XF2183, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.670%, 03/07/17 (e)	7,500
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.650%, 03/07/17	2,935
1,765	Washington State Housing Finance Commission, Local 82—JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank NA, 0.700%, 03/01/17	1,765
14,660	Washington State Housing Finance Commission, Multi-Family Housing, Seasons Apartments Project, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.700%, 03/07/17	14,660

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Washington — continued
24,910	Washington State Housing Finance Commission, Multi-Family Housing, Urban Center Apartments Project, Series 2012, Rev., VRDO, FHLMC, LOC: FHLMC, 0.630%, 03/07/17	24,910

		145,620

	West Virginia — 0.3%
44,000	West Virginia EDA, Solid Waste Disposal Facilities, Kentucky Power Co., Mitchell Project, Series 2014A, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.660%, 03/07/17	44,000

	Wisconsin — 1.5%
	State of Wisconsin,
16,714	Series 2005, 0.700%, 03/16/17	16,714
40,025	Series 2016, 0.700%, 03/01/17	40,025
13,000	Series 2016, 0.700%, 04/04/17	13,000
29,415	Wisconsin Health & Educational Facilities Authority, Series A, 0.740%, 05/22/17	29,415
	Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Inc.,
19,000	Series C, Rev., VRDO, LOC: Bank of Montreal, 0.580%, 03/01/17	19,000
49,840	Series C, VRDO, 0.650%, 03/01/17	49,840
52,850	Series C, VRDO, 0.830%, 05/02/17	52,850

		232,049

11,205	Wisconsin Housing & EDA, Home Ownership, Series C, Rev., VRDO, 0.640%, 03/07/17	11,205

	Wyoming — 0.2%
10,150	County of Lincoln, Pollution Control, ExxonMobile Project, Series 2014, Rev., VRDO, 0.560%, 03/01/17	10,150
24,450	Sublette County Pollution Control, ExxonMobil Project, Series 2014, Rev., VRDO, 0.560%, 03/01/17	24,450

		34,600

	Total Municipal Bonds (Cost $14,734,681)	14,734,681

SHARES
Variable Rate Demand Preferred Shares — 6.0%
	Nuveen AMT-Free Municipal Credit Income Fund,
147,000	Series 5, LIQ: Societe Generale, 0.740%, 03/07/17 # (e)	147,000
133,300	Series 6, LIQ: Sumitomo Mitsui Banking, 0.740%, 03/07/17 # (e)	133,300

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Variable Rate Demand Preferred Shares — continued
	Nuveen AMT-Free Quality Municipal Income Fund,
87,500	Series 2, LIQ: Citibank NA, 0.740%, 03/07/17 # (e)	87,500
153,500	Series 3, LIQ: Toronto-Dominion Bank, 0.740%, 03/07/17 # (e)	153,500
	Nuveen California AMT-Free Quality Municipal Income Fund,
26,500	Series 3, LIQ: TD Bank NA, 0.730%, 03/07/17 # (e)	26,500
49,100	Series 5, LIQ: TD Bank NA, 0.730%, 03/07/17 # (e)	49,100
30,000	Series 6, LIQ: Sumitomo Mitsui Banking, 0.720%, 03/07/17 # (e)	30,000
	Nuveen California Quality Municipal Income Fund,
59,200	Series 1, LIQ: Societe Generale, 0.800%, 03/07/17 # (e)	59,200
27,500	Series 2, LIQ: Citibank NA, 0.770%, 03/07/17 # (e)	27,500
14,000	Series 4, LIQ: Royal Bank of Canada, 0.760%, 03/07/17 # (e)	14,000
44,000	Series 5, LIQ: Citibank NA, 0.780%, 03/07/17 # (e)	44,000
20,000	Series 6, LIQ: Citibank NA, 0.780%, 03/07/17 # (e)	20,000

SHARES	SECURITY DESCRIPTION	VALUE($)

	Nuveen New York AMT-Free Quality Municipal Income Fund,
28,600	Series 1, LIQ: Citibank NA, 0.720%, 03/07/17 # (e)	28,600
47,400	Series 2, LIQ: Citibank NA, 0.730%, 03/07/17 # (e)	47,400
8,500	Series 3, LIQ: Citibank NA, 0.730%, 03/07/17 # (e)	8,500
40,000	Series 5, LIQ: TD Bank NA, 0.730%, 03/07/17 # (e)	40,000

	Total Variable Rate Demand Preferred Shares (Cost $916,100)	916,100

	Total Investments — 101.8% (Cost $15,650,781)*	15,650,781
	Liabilities in Excess of Other Assets — (1.8)%	(270,454)

	NET ASSETS — 100.0%	$15,380,327

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Daily Demand Notes — 15.7%
	Nevada — 3.2%
53,200	City of Reno, Sales Tax Revenue, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2008A, Rev., VRDO, LOC: Bank of New York Mellon, 0.700%, 03/01/17	53,200

	New York — 9.7%
20,000	City of New York, Fiscal Year 2017, Series A, Subseries A-6, GO, VRDO, 0.630%, 03/01/17	20,000
20,000	New York City Industrial Development Agency, 123 Washington LLC Project, Series 2007, Rev., VRDO, LOC: Bank of China, 0.760%, 03/01/17	20,000
	New York State Housing Finance Agency, 350 West 43rd Street Housing,
9,900	Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.640%, 03/01/17	9,900
25,225	Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.640%, 03/01/17	25,225
40,000	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.640%, 03/01/17	40,000
35,000	New York State Housing Finance Agency, 605 West 42nd Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.760%, 03/01/17	35,000
9,000	New York State Housing Finance Agency, Manhattan West Residential Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.770%, 03/01/17	9,000
2,600	New York State Mortgage Agency, Homeowner Mortgage, Series 135, Rev., VRDO, AMT, 0.640%, 03/01/17	2,600

		161,725

	Tennessee — 2.2%
6,290	Clarksville Public Building Authority, Rev., VRDO, LOC: Bank of America NA, 0.680%, 03/01/17	6,290
10,000	Clarksville Public Building Authority, Pooled Financing, Rev., VRDO, LOC: Bank of America NA, 0.680%, 03/01/17	10,000
10,940	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Board, Series 2004, Rev., VRDO, LOC: Bank of America NA, 0.680%, 03/01/17	10,940
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
4,000	Series 2004, Rev., VRDO, LOC: Bank of America NA, 0.680%, 03/01/17	4,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Tennessee — continued
6,000	Series 2006, Rev., VRDO, LOC: Bank of America NA, 0.680%, 03/01/17	6,000

		37,230

	Virginia — 0.6%
	County of King George, IDA, Birchwood Power Partners,
5,650	Series A, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.620%, 03/01/17	5,650
3,900	Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.620%, 03/01/17	3,900

		9,550

	Total Daily Demand Notes (Cost $261,705)	261,705

Weekly Demand Notes — 76.1%
	California — 4.5%
7,896	California Housing Finance Agency, Series 2016-XF2308, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.870%, 03/07/17 (e)	7,896
7,125	California Statewide Communities Development Authority, Kaiser Permanente, Series C-3, Rev., VRDO, 0.630%, 03/07/17	7,125
210	California Statewide Communities Development Authority, Rady Children’s Hospital, Series C, Rev., VRDO, LOC: Northern Trust Co., 0.590%, 03/07/17	210
31,470	City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments, Series H-2, Rev., VRDO, LOC: Bank of China, 0.750%, 03/07/17	31,470
200	Metropolitan Water District of Southern California, Series A-1, Rev., VRDO, 0.590%, 03/07/17	200
14,500	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Class A, Rev., NATL, LIQ: Societe Generale, 0.640%, 03/07/17	14,500
	Tender Option Bond Trust Receipts/CTFS,
9,025	Series 2016-XF0452, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.700%, 03/07/17 (e)	9,025
2,600	Series 2017-ZM0473, Rev., LIQ: Royal Bank of Canada, 0.690%, 03/07/17	2,600
1,465	Series 2017-ZM0487, Rev., VRDO, LIQ: Royal Bank of Canada, 0.690%, 03/07/17 (e)	1,465

		74,491

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	Colorado — 1.2%
390	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Series 2012, Rev., VRDO, 0.640%, 03/07/17	390
20,000	Tender Option Bond Trust Receipts/CTFS, Series 2016-ZF0467, Rev., LIQ: Royal Bank of Canada, 0.730%, 03/07/17 (e)	20,000

		20,390

	Connecticut — 1.9%
15,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series E, Rev., VRDO, 0.680%, 03/07/17	15,000
16,200	Connecticut State Development Authority, Rev., VRDO, LOC: Bank of Montreal, 0.700%, 03/07/17	16,200

		31,200

	Delaware — 1.6%
26,980	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.650%, 03/07/17	26,980

	Florida — 5.4%
17,800	Collier County IDA, Allete, Inc. Project, Series 2006, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.670%, 03/07/17	17,800
12,600	Collier County Industrial Development Authority, Ave Maria Utility Co. Project, Rev., VRDO, LOC: Northern Trust Co., 0.660%, 03/07/17	12,600
15,000	County of Okeechobee, Landfill, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.670%, 03/07/17	15,000
14,715	Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments, Series I, Rev., VRDO, LOC: Citibank NA, 0.680%, 03/07/17	14,715
	Florida State Department of Environmental Protection, Everglades Restoration,
8,900	Series A, Rev., VRDO, 0.660%, 03/07/17	8,900
9,080	Series B, Rev., VRDO, 0.660%, 03/07/17	9,080
11,270	Sumter County IDA, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC: Bank of America NA, 0.770%, 03/07/17	11,270

		89,365

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Georgia — 0.7%
12,195	Fulton County Development Authority, Airport Facility, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.650%, 03/07/17	12,195
100	Glynn-Brunswick Memorial Hospital Authority, Series 2008B, Rev., VRDO, LOC: TD Bank NA, 0.630%, 03/07/17	100

		12,295

	Idaho — 1.6%
25,970	Idaho Housing & Finance Association, Single Family Mortgage, Series A-3, Class I, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.660%, 03/07/17	25,970

	Illinois — 3.2%
12,000	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Bank of Montreal, 0.700%, 03/07/17	12,000
14,900	Illinois Finance Authority, Museum of Science & Industry, Series 2009-D, Rev., VRDO, LOC: Northern Trust Co., 0.650%, 03/07/17	14,900
8,500	Illinois Finance Authority, University of Chicago, Series C, Rev., VRDO, 0.640%, 03/07/17	8,500
17,995	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America NA, 0.830%, 03/07/17 (e)	17,995

		53,395

	Indiana — 0.4%
4,100	Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Project, Rev., VRDO, LOC: Bank of America NA, 0.810%, 03/07/17	4,100
2,500	Tender Option Bond Trust Receipts/CTFS, Series 2016-ZF0280, Rev., LIQ: TD Bank NA, 0.680%, 03/07/17	2,500

		6,600

	Iowa — 0.7%
10,910	Iowa Finance Authority, Multi-Family Housing, Series A, Rev., VRDO, AMT, 0.670%, 03/07/17	10,910

	Kansas — 1.2%
20,780	City of Wichita, Airport Facility, FlightSafety International, Inc., Series VIII, Rev., VRDO, 0.650%, 03/07/17	20,780

	Kentucky — 1.1%
12,950	Kenton County Airport Board, Special Facilities, FlightSafety International, Inc. Project, Series A, Rev., VRDO, 0.650%, 03/07/17	12,950

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	Kentucky — continued
5,740	Maysville Industrial Bldg., Green Tokai Co., Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.680%, 03/07/17	5,740

		18,690

	Maine — 2.5%
	Maine State Housing Mortgage Authority,
25,175	Series E-3, Rev., VRDO, AMT, 0.690%, 03/07/17	25,175
17,185	Series G, Rev., VRDO, AMT, 0.690%, 03/07/17	17,185

		42,360

	Maryland — 5.8%
	Maryland Community Development Administration, Department of Housing & Community Development, Residential,
24,700	Series G, Rev., VRDO, AMT, 0.690%, 03/07/17	24,700
50,700	Series J, Rev., VRDO, AMT, 0.670%, 03/07/17	50,700
13,900	Prince Georges County Housing Authority, Multi-Family, Allentowne Apartments Project, Rev., VRDO, FHLMC, LOC: FHLMC, 0.660%, 03/07/17	13,900
7,020	Tender Option Bond Trust Receipts/CTFS, Series 2016-XG0006, Rev., VRDO, LIQ: Bank of America NA, 0.760%, 03/07/17 (e)	7,020

		96,320

	Michigan — 0.8%
14,200	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, LIQ: Royal Bank of Canada, 0.720%, 03/07/17	14,200

	Minnesota — 0.4%
7,000	Oakdale Multifamily, Housing Cottage Homesteads, Rev., VRDO, FHLMC, LOC: FHLMC, 0.700%, 03/07/17	7,000

	Nevada — 1.1%
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.660%, 03/07/17	17,850

	New Hampshire — 0.6%
10,760	Tender Option Bond Trust Receipts/CTFS, Series 2015-XF0037, Rev., VRDO, FHA, LIQ: Toronto-Dominion Bank, 0.840%, 03/07/17 (e)	10,760

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Jersey — 1.0%
17,200	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series R, Rev., VRDO, AMT, 0.690%, 03/07/17	17,200

	New York — 7.7%
14,800	City of New York, Fiscal Year 2008, Series J, Subseries J-8, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.680%, 03/07/17	14,800
13,310	Erie County Industrial Development Agency, Series 2008, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.740%, 03/07/17	13,310
20,000	New York City Housing Development Corp., Multi-Family Mortgage, Related-Upper East, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.660%, 03/07/17	20,000
19,000	New York City Industrial Development Agency, Special Facility, Air Express International Corp. Project, Rev., VRDO, LOC: Citibank NA, 0.670%, 03/07/17	19,000
10,000	New York Liberty Development Corp., Series 2015-XF2023, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.690%, 03/07/17 (e)	10,000
9,000	New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Inc. Project, Series 2004C, Subseries C-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.670%, 03/07/17	9,000
21,550	New York State Housing Finance Agency, 222 East 44th Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.730%, 03/07/17	21,550
10,400	New York State Housing Finance Agency, 250 West 93rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.690%, 03/07/17	10,400
9,505	Port Authority of New York & New Jersey, Series 2016-ZF2380, Rev., VRDO, LIQ: Citibank NA, 0.700%, 03/07/17 (e)	9,505

		127,565

	North Carolina — 1.5%
5,840	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Industrial Development, Ferguson Supply & Box Mfg. Co. & Fergie-Burgess, LLC Project, Rev., VRDO, LOC: Bank of America NA, 0.810%, 03/07/17	5,840
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 2016-ZM0153, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.670%, 03/07/17 (e)	5,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	North Carolina — continued
9,800	Person County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc., Series 2010, Rev., VRDO, LOC: Credit Industrial ET, 0.680%, 03/07/17	9,800
3,925	Union County Industrial Facilities and Pollution Control Financing Authority, Darnel, Inc. Project, Series 2007, Rev., VRDO, LOC: Citibank NA, 0.670%, 03/07/17	3,925

		24,565

	North Dakota — 2.1%
	North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage,
7,155	Series A, Rev., VRDO, 0.670%, 03/07/17	7,155
27,055	Series B, Rev., VRDO, AMT, 0.670%, 03/07/17	27,055

		34,210

	Ohio — 0.3%
5,640	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program, Series I, Rev., VRDO, GNMA/FNMA/FHLMC, 0.650%, 03/07/17	5,640

	Oregon — 2.5%
41,265	Port of Portland, Oregon Portland International Airport, Series 18B, Rev., VRDO, LOC: Industrial & Commercial Bank of China, 0.730%, 03/07/17	41,265

	Pennsylvania — 3.6%
3,900	County of Allegheny, Residential Finance Authority, Single Family Mortgage, Series PP, Rev., VRDO, AMT, GNMA COLL, 0.920%, 03/07/17	3,900
14,165	Delaware Valley Regional Financial Authority, Series SGC-63, Class A, Rev., LIQ: Societe Generale, 0.640%, 03/07/17 (e)	14,165
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
745	Series 2004-83C, Rev., VRDO, AMT, 0.700%, 03/07/17	745
800	Series 2005-88C, Rev., VRDO, AMT, 0.670%, 03/07/17	800
17,225	Series 2006-93B, Rev., VRDO, 0.680%, 03/07/17	17,225
17,905	Series 2007-98C, Rev., VRDO, 0.680%, 03/07/17	17,905
5,000	Series 2007-99C, Rev., VRDO, 0.680%, 03/07/17	5,000

		59,740

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Rhode Island — 0.1%
2,100	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.680%, 03/07/17	2,100

	South Carolina — 0.3%
5,000	Tender Option Bond Trust Receipts/CTFS, Series 2015-XF2204, Rev., VRDO, LIQ: Citibank NA, 0.670%, 03/07/17 (e)	5,000

	South Dakota — 0.7%
11,000	South Dakota Housing Development Authority, Home Ownership Mortgage, Series F, Rev., VRDO, AMT, 0.680%, 03/07/17	11,000

	Tennessee — 2.0%
9,000	Jackson Industrial Development Board, Industrial Development, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank NA, 0.710%, 03/07/17	9,000
10,970	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project, Rev., VRDO, LOC: Citibank NA, 0.700%, 03/07/17	10,970
14,000	Wilson County, Tennessee Sports Authority, Rev., VRDO, LOC: PNC Bank NA, 0.660%, 03/07/17	14,000

		33,970

	Texas — 9.2%
13,695	County of Harris, Series SGC-31, Class A, Rev., LIQ: Societe Generale, 0.640%, 03/07/17	13,695
12,845	Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes, Rev., VRDO, LOC: Citibank NA, 0.710%, 03/07/17	12,845
10,950	North Texas Tollway Authority, Series 2016-XF2220, Rev., VRDO, LIQ: Citibank NA, 0.670%, 03/07/17 (e)	10,950
4,500	San Jacinto Community College District, Series 2015-XF2010, GO, VRDO, LIQ: Morgan Stanley Bank, 0.670%, 03/07/17 (e)	4,500
	State of Texas,
15,000	Series 2017, GO, VRDO, 0.670%, 03/07/17	15,000
21,995	Series C, GO, VRDO, 0.680%, 03/07/17	21,995
9,920	SunAmerica Taxable Trust, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.700%, 03/07/17	9,920

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	Texas — continued
15,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series 2012-B, Rev., VRDO, 0.650%, 03/07/17	15,000
36,455	Tender Option Bond Trust Receipts/CTFS, Series 2016-ZF0465, Rev., LIQ: Royal Bank of Canada, 0.730%, 03/07/17 (e)	36,455
12,820	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Texas Comptroller of Public Accounts, 0.670%, 03/07/17	12,820

		153,180

	Utah — 4.2%
	Utah Housing Corp., Single Family Mortgage,
3,260	Series A-1, Class I, Rev., VRDO, 0.710%, 03/07/17	3,260
2,675	Series A-2, Class I, Rev., VRDO, 0.710%, 03/07/17	2,675
4,605	Series B, Class I, Rev., VRDO, 0.710%, 03/07/17	4,605
5,625	Series C-2, Class I, Rev., VRDO, FHA, 0.710%, 03/07/17	5,625
5,130	Series D-2, Class I, Rev., VRDO, 0.710%, 03/07/17	5,130
48,265	Wells Fargo Stage Trust, Various States, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.690%, 03/07/17 (e)	48,265

		69,560

	Virginia — 4.2%
	FHLMC, Multi-Family Housing,
27,760	Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.660%, 03/07/17	27,760
21,025	Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.660%, 03/07/17	21,025
21,935	Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.660%, 03/07/17	21,935

		70,720

	Washington — 1.7%
10,000	Port Grays Harbor Industrial Development Corp., Murphy Co. Project, Rev., VRDO, LOC: U.S. Bank NA, 0.700%, 03/07/17	10,000
17,750	Port of Seattle, Subordinate Lien, Series 2008, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.710%, 03/07/17	17,750

		27,750

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wisconsin — 0.1%
1,560	Wisconsin Housing & EDA, Home Ownership, Series 2016-XM0264, Rev., VRDO, LIQ: Citibank NA, 0.700%, 03/07/17 (e)	1,560

	Wyoming — 0.2%
4,100	Wyoming Community Development Authority, Composite Reoffering Housing, Series 6, Rev., VRDO, 0.670%, 03/07/17	4,100

	Total Weekly Demand Notes (Cost $1,268,681)	1,268,681

SHARES
Variable Rate Demand Preferred Shares — 7.8%
	Nuveen AMT-Free Quality Municipal Income Fund
25,000	Series 3, LIQ: Toronto-Dominion Bank, 0.730%, 03/07/17 # (e)	25,000
40,000	Series 4, LIQ: Barclays Bank plc, 0.760%, 03/07/17 # (e)	40,000
	Nuveen California Quality Municipal Income Fund
10,000	Series 4, LIQ: Royal Bank of Canada, 0.760%, 03/07/17 # (e)	10,000
5,000	Series 6, LIQ: Citibank NA, 0.770%, 03/07/17 # (e)	5,000
	Nuveen Quality Municipal Income Fund
40,000	Series 1, LIQ: Barclays Bank plc, 0.800%, 03/07/17 # (e)	40,000
9,700	Series 3, LIQ: Barclays Bank plc, 0.800%, 03/07/17 # (e)	9,700

	Total Variable Rate Demand Preferred Shares (Cost $129,700)	129,700

	Total Investments — 99.6% (Cost $1,660,086)*	1,660,086
	Other Assets in Excess of Liabilities — 0.4%	5,977

	NET ASSETS — 100.0%	$1,666,063

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	55

J.P. Morgan Money Market Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF February 28, 2017

AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
COLL	— Collateral
CONS	— Consolidated Bonds
COP	— Certificate of Participation
CR	— Custodial Receipts
DN	— Discount Notes
EAGLE	— Earnings of accrual generated on local tax-exempt securities
EDA	— Economic Development Authority
FFCB	— Federal Farm Credit Bank
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue
RAN	— Revenue Anticipation Note
RE	— Reinsured
Rev.	— Revenue
TAN	— Tax Anticipation Note
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2017.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 28, 2017.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2017.

Additional Investment Information:

[1] Agency Joint Trading Account I — At February 28, 2017, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of March 01, 2017, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$5,100,000	$5,100,076	$5,202,503

Repurchase Agreements — At February 28, 2017, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
BNP Paribas	0.540%	$1,450,000
Credit Agricole Corporate & Investment Bank SA	0.530%	500,000
MUFG Securities Americas, Inc.	0.540%	500,000
TD Securities USA LLC	0.540%	500,000
Wells Fargo Securities LLC	0.540%	2,150,000
Total		$5,100,000

At February 28, 2017, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	0.960%	05/16/19
FHLMC	1.500% to 7.500%	11/01/18 to 12/01/47
FNMA	1.500% to 7.500%	04/01/18 to 07/25/54
GNMA	2.000% to 6.500%	06/20/19 to 12/20/66
Tennessee Valley Authority	0.000% to 5.250%	03/14/17 to 09/15/39
U.S. Treasury Securities	0.000% to 5.375%	03/31/17 to 08/15/46

[2] Agency Joint Trading Account II — At February 28, 2017, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of March 01, 2017, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$596,573	$596,582	$608,504

Repurchase Agreements — At February 28, 2017, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Citibank NA	0.540%	$142,041
Citigroup Global Markets, Inc.	0.540%	142,041
Merrill Lynch PFS, Inc.	0.540%	312,491
Total		$596,573

At February 28, 2017, the Agency Joint Trading Account II was fully collateralized by:

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

Issuer	Interest Rates	Maturity Dates
FHLB	0.875%	03/10/17
FHLMC	1.851% to 8.500%	03/27/19 to 02/01/47
FNMA	0.000% to 7.000%	03/25/17 to 03/01/47
GNMA	2.477% to 8.000%	06/15/18 to 12/20/66
U.S. Treasury Securities	0.000% to 6.000%	04/20/17 to 05/15/46

[3] Treasury Joint Trading Account I — At February 28, 2017, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of March 01, 2017, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
Liquid Assets Money Market Fund	$98,916	$98,917	$100,895
U.S. Government Money Market Fund	$409,629	$409,635	$417,826
U.S. Treasury Plus Money Market Fund	$1,402,218	$1,402,238	$1,430,276

Repurchase Agreements — At February 28, 2017, the Principal Amounts of certain Funds’ interests in the Treasury Joint Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund
Bank of Nova Scotia	0.520%	$318,460
Citibank NA	0.520%	318,460
Wells Fargo Securities LLC	0.520%	636,921
Wells Fargo Securities LLC	0.520%	636,922
Total		$1,910,763

At February 28, 2017, the Treasury Joint Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.125% to 8.750%	03/31/17 to 02/15/47

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	57

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2017

(Amounts in thousands, except per share amounts)

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$26,603,875	$609,060	$71,294,501	$11,825,997
Repurchase agreements, at value	3,748,000	151,916	74,592,545	12,416,531

Total investment securities, at value	30,351,875	760,976	145,887,046	24,242,528
Cash	600,006	15,001	4,605,200	500,009
Receivables:
Investment securities sold	625	—	1,200,979	—
Fund shares sold	—	—	5,774	—
Interest from non-affiliates	15,289	307	87,512	16,554

Total Assets	30,967,795	776,284	151,786,511	24,759,091

LIABILITIES:
Payables:
Distributions	13,479	242	27,980	3,439
Investment securities purchased	434,901	1,500	—	—
Fund shares redeemed	—	—	2,537	—
Accrued liabilities:
Investment advisory fees	1,779	932	7,427	1,403
Administration fees	1,539	29	6,740	1,238
Distribution fees	24	33	738	214
Shareholder servicing fees	898	87	5,707	853
Custodian and accounting fees	1,281	143	219	93
Trustees’ and Chief Compliance Officer’s fees	183	6	65	—
Printing and mailing cost	575	58	104	26
Registration and filing fees	—	12	8,600	537
Transfer agency fees	684	155	439	126
Other	626	99	258	130

Total Liabilities	455,969	3,296	60,814	8,059

Net Assets	$30,511,826	$772,988	$151,725,697	$24,751,032

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$30,503,246	$773,212	$151,723,716	$24,751,545
Accumulated undistributed (distributions in excess of) net investment income	(803)	(223)	(1,364)	(535)
Accumulated net realized gains (losses)	9	(1)	3,345	22
Net unrealized appreciation (depreciation)	9,374	—	—	—

Total Net Assets	$30,511,826	$772,988	$151,725,697	$24,751,032

Net Assets:
Class C	$4,289	$33,104	$—	$578,579
Agency	1,002,964	36,107	12,887,975	837,723
Capital	20,091,103	105,366	86,200,153	—
Direct	—	—	193,840	5,812
Eagle Class	—	—	1,215,409	20
E*Trade	—	—	66,010	—
IM	2,010,581	—	589,694	7,449,646
Institutional Class	6,081,787	286,502	36,869,073	14,813,061
Investor	—	3,933	919,604	71,303
Morgan	534,288	144,168	2,460,361	244,830
Premier	687,368	156,136	7,765,009	640,584
Reserve	99,446	7,672	119,542	109,454
Service	—	—	2,439,027	20

Total	$30,511,826	$772,988	$151,725,697	$24,751,032

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class C	4,288	33,106	—	578,579
Agency	1,002,545	36,110	12,887,836	837,740
Capital	20,083,502	105,366	86,199,037	—
Direct	—	—	193,837	5,812
Eagle Class	—	—	1,215,392	20
E*Trade	—	—	66,009	—
IM	2,009,791	—	589,690	7,449,818
Institutional Class	6,079,370	286,527	36,868,531	14,813,368
Investor	—	3,934	919,590	71,304
Morgan	534,100	144,178	2,460,331	244,832
Premier	687,085	156,148	7,764,904	640,593
Reserve	99,404	7,672	119,540	109,455
Service	—	—	2,438,991	20
Net Asset Value, offering and redemption price per share (all classes)	$1.0004	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$26,594,501	$609,060	$71,294,501	$11,825,997
Cost of repurchase agreements	3,748,000	151,916	74,592,545	12,416,531

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	59

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands, except per share amounts)

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$3,046,869	$24,865,786	$15,650,781	$1,660,086
Cash	14,994	600,017	36	44
Receivables:
Investment securities sold	—	—	8,778	4,791
Fund shares sold	5,997	—	—	—
Interest from non-affiliates	1,574	17,346	18,072	1,894
Prepaid expenses	—	—	—	76

Total Assets	3,069,434	25,483,149	15,677,667	1,666,891

LIABILITIES:
Payables:
Distributions	684	3,539	3,859	71
Investment securities purchased	—	499,343	289,622	—
Fund shares redeemed	4,519	—	—	—
Accrued liabilities:
Investment advisory fees	173	1,529	785	—
Administration fees	152	1,330	706	18
Distribution fees	4	89	447	206
Shareholder servicing fees	178	1,386	1,537	328
Custodian and accounting fees	17	81	117	21
Trustees’ and Chief Compliance Officer’s fees	4	48	4	—
Printing and mailing cost	363	12	86	139
Registration and filing fees	182	1	—	30
Transfer agency fees	26	115	84	10
Other	36	128	93	5

Total Liabilities	6,338	507,601	297,340	828

Net Assets	$3,063,096	$24,975,548	$15,380,327	$1,666,063

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$3,063,288	$24,976,166	$15,380,406	$1,665,991
Accumulated undistributed (distributions in excess of) net investment income	(201)	(602)	(280)	(9)
Accumulated net realized gains (losses)	9	(16)	201	81

Total Net Assets	$3,063,096	$24,975,548	$15,380,327	$1,666,063

Net Assets:
Agency	$133,227	$1,848,739	$437,689	$35,608
Capital	—	11,630,048	—	—
Direct	—	—	20	—
Eagle Class	—	—	—	619,001
E*Trade	—	—	—	—
Institutional Class	2,767,271	9,414,776	10,567,571	303,233
Morgan	53,090	1,148,892	11,468	312,787
Premier	109,282	857,883	1,713,414	31,528
Reserve	226	75,190	2,650,165	152
Service	—	20	—	363,754

Total	$3,063,096	$24,975,548	$15,380,327	$1,666,063

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Agency	133,252	1,848,767	437,680	35,607
Capital	—	11,630,311	—	—
Direct	—	—	20	—
Eagle Class	—	—	—	618,971
E*Trade	—	—	—	—
Institutional Class	2,767,707	9,414,985	10,567,352	303,222
Morgan	53,097	1,148,907	11,467	312,772
Premier	109,300	857,896	1,713,364	31,527
Reserve	226	75,190	2,650,069	152
Service	—	20	—	363,730
Net Asset Value, offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$3,046,869	$24,865,786	$15,650,781	$1,660,086

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	61

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2017

(Amounts in thousands)

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$423,167	$31,218	$533,087	$90,657
Interest income from affiliates	1,972	61	8,203	1,169
Income from interfund lending (net)	—	8	23	—

Total investment income	425,139	31,287	541,313	91,826

EXPENSES:
Investment advisory fees	52,821	4,348	88,272	16,402
Administration fees	46,417	3,828	77,204	14,367
Distribution fees (See Note 4)	8,631	4,870	12,179	3,887
Shareholder servicing fees (See Note 4)	58,081	8,925	114,071	18,714
Custodian and accounting fees	3,374	278	1,726	475
Interest expense to affiliates	— (a)	—	—	—
Professional fees	1,129	84	1,176	254
Trustees’ and Chief Compliance Officer’s fees	474	52	381	56
Printing and mailing costs	146	495	609	56
Registration and filing fees	766	226	9,444	706
Transfer agency fees (See Note 2.E.)	2,286	309	1,940	449
Other	641	117	342	159

Total expenses	174,766	23,532	307,344	55,525

Less fees waived	(33,046)	(6,626)	(90,134)	(11,020)
Less earnings credits	(82)	(2)	(79)	(11)
Less expense reimbursements	(219)	(3)	(355)	(23)

Net expenses	141,419	16,901	216,776	44,471

Net investment income (loss)	283,720	14,386	324,537	47,355

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	1,011	88	6,438	185
Change in net unrealized appreciation/depreciation on investments in non-affiliates	9,374	—	—	—

Net realized/unrealized gains (losses)	10,385	88	6,438	185

Change in net assets resulting from operations	$294,105	$14,474	$330,975	$47,540

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund		Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$14,072		$96,290	$78,034		$12,804
Interest income from affiliates	39		1,348	—		—

Total investment income	14,111		97,638	78,034		12,804

EXPENSES:
Investment advisory fees	2,481		18,860	12,566		1,972
Administration fees	2,174		16,519	11,019		1,730
Distribution fees (See Note 4)	100		1,666	10,293		10,126
Shareholder servicing fees (See Note 4)	3,709		24,661	28,477		7,072
Custodian and accounting fees	97		481	477		114
Interest expense to affiliates	—		—	1		2
Professional fees	79		347	274		81
Trustees’ and Chief Compliance Officer’s fees	37		118	48		30
Printing and mailing costs	887		71	69		262
Registration and filing fees	232		240	202		297
Transfer agency fees (See Note 2.E.)	113		519	349		58
Other	37		168	118		28

Total expenses	9,946		63,650	63,893		21,772

Less fees waived	(2,860)		(11,916)	(17,695)		(10,460)
Less earnings credits	—	(a)	(6)	—	(a)	—
Less expense reimbursements	—		— (a)	—	(a)	(1)

Net expenses	7,086		51,728	46,198		11,311

Net investment income (loss)	7,025		45,910	31,836		1,493

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	181		263	359		350

Change in net assets resulting from operations	$7,206		$46,173	$32,195		$1,843

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	63

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$283,720	$134,486	$14,386	$12,860
Net realized gain (loss)	1,011	371	88	79
Change in net unrealized appreciation/depreciation	9,374	—	—	—

Change in net assets resulting from operations	294,105	134,857	14,474	12,939

DISTRIBUTIONS TO SHAREHOLDERS:
Class B (a)
From net investment income	—	— (b)	—	— (b)
Class C
From net investment income	(3)	(2)	(34)	(53)
From net realized gains	— (b)	— (b)	(9)	(5)
Agency
From net investment income	(16,274)	(4,977)	(297)	(58)
From net realized gains	(64)	(17)	(11)	(1)
Capital
From net investment income	(187,679)	(96,527)	(3,183)	(4,571)
From net realized gains	(531)	(168)	(1)	(29)
Cash Management
From net investment income	(15)	(85)	—	—
From net realized gains	—	(2)	—	—
Direct
From net investment income	(1,651)	(1,289)	—	—
From net realized gains	—	(4)	—	—
Eagle Class
From net investment income	(28)	(35)	—	—
From net realized gains	—	(1)	—	—
E*Trade (c)
From net investment income	—	—	(24)	(604)
From net realized gains	—	—	— (b)	(58)
IM
From net investment income	(11,130)	(4,235)	—	—
From net realized gains	(69)	(5)	—	—
Institutional Class
From net investment income	(61,505)	(26,145)	(10,080)	(7,335)
From net realized gains	(280)	(56)	(40)	(51)
Investor
From net investment income	(635)	(204)	(38)	(18)
From net realized gains	—	(3)	(1)	(1)
Morgan
From net investment income	(1,600)	(254)	(376)	(167)
From net realized gains	(23)	(5)	(34)	(17)
Premier
From net investment income	(2,937)	(447)	(191)	(29)
From net realized gains	(30)	(6)	(5)	(1)
Reserve
From net investment income	(170)	(105)	(15)	(17)
From net realized gains	(5)	(2)	(1)	(2)
Service
From net investment income	(96)	(181)	(3)	(9)
From net realized gains	—	(4)	—	(1)

Total distributions to shareholders	(284,725)	(134,759)	(14,343)	(13,027)

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	$(75,952,401)	$(9,582,493)	$(12,383,692)	$(6,935,158)

NET ASSETS:
Change in net assets	(75,943,021)	(9,582,395)	(12,383,561)	(6,935,246)
Beginning of period	106,454,847	116,037,242	13,156,549	20,091,795

End of period	$30,511,826	$106,454,847	$772,988	$13,156,549

Accumulated undistributed (distributions in excess of) net investment income	$(803)	$(800)	$(223)	$(368)

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015.
(b)	Amount rounds to less than 500.
(c)	E*Trade Shares of Liquid Assets Money Market Fund had no assets from the close of business on October 19, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	65

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$324,537	$16,928	$47,355	$3,591
Net realized gain (loss)	6,438	549	185	119

Change in net assets resulting from operations	330,975	17,477	47,540	3,710

DISTRIBUTIONS TO SHAREHOLDERS:
Class C
From net investment income	—	—	—	— (a)
From net realized gains	—	—	(1)	(1)
Agency
From net investment income	(23,814)	(2,033)	(1,814)	(123)
From net realized gains	(238)	(92)	(2)	(7)
Capital
From net investment income	(215,351)	(10,376)	—	—
From net realized gains	(1,794)	(246)	—	—
Direct
From net investment income	(622)	(144)	(257)	(50)
From net realized gains	(4)	(9)	— (a)	(6)
Eagle Class
From net investment income	(78)	(36)	—	—
From net realized gains	(23)	(4)	—	—
E*Trade (b)
From net investment income	(2)	—	—	—
From net realized gains	— (a)	—	—	—
IM
From net investment income	(1,580)	(313)	(17,140)	(1,463)
From net realized gains	(15)	(5)	(13)	(27)
Institutional Class
From net investment income	(78,000)	(2,982)	(28,021)	(1,983)
From net realized gains	(764)	(84)	(33)	(64)
Investor
From net investment income	(428)	(310)	(13)	— (a)
From net realized gains	(20)	(31)	— (a)	(1)
Morgan
From net investment income	(363)	(216)	(7)	(1)
From net realized gains	(44)	(23)	(2)	(5)
Premier
From net investment income	(4,161)	(569)	(103)	(1)
From net realized gains	(144)	(72)	(1)	(2)
Reserve
From net investment income	(6)	(7)	— (a)	(2)
From net realized gains	(2)	— (a)	— (a)	(5)
Service
From net investment income	(131)	(67)	—	—
From net realized gains	(46)	(4)	—	—

Total distributions to shareholders	(327,630)	(17,623)	(47,407)	(3,741)

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	$91,352,791	$288,249	$7,722,382	$3,069,769

NET ASSETS:
Change in net assets	91,356,136	288,103	7,722,515	3,069,738
Beginning of period	60,369,561	60,081,458	17,028,517	13,958,779

End of period	$151,725,697	$60,369,561	$24,751,032	$17,028,517

Accumulated undistributed (distributions in excess of) net investment income	$(1,364)	$(1,365)	$(535)	$(535)

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective March 9, 2016 for U.S. Government Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	67

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,025	$1,126	$45,910	$2,186
Net realized gain (loss)	181	72	263	130

Change in net assets resulting from operations	7,206	1,198	46,173	2,316

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(389)	(36)	(2,037)	(92)
From net realized gains	(5)	(4)	(16)	(7)
Capital
From net investment income	—	—	(25,876)	(1,354)
From net realized gains	—	—	(169)	(44)
Institutional Class
From net investment income	(6,575)	(1,066)	(17,792)	(785)
From net realized gains	(65)	(64)	(129)	(36)
Morgan
From net investment income	(11)	(11)	—	(4)
From net realized gains	(2)	(2)	(19)	(9)
Premier
From net investment income	(50)	(20)	(205)	(3)
From net realized gains	(3)	(3)	(14)	(5)
Reserve
From net investment income	— (a)	(2)	—	— (a)
From net realized gains	— (a)	— (a)	(2)	— (a)
Service
From net realized gains	—	—	— (a)	— (a)

Total distributions to shareholders	(7,100)	(1,208)	(46,259)	(2,339)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,108,340)	(242,718)	2,704,692	(1,232,721)

NET ASSETS:
Change in net assets	(1,108,234)	(242,728)	2,704,606	(1,232,744)
Beginning of period	4,171,330	4,414,058	22,270,942	23,503,686

End of period	$3,063,096	$4,171,330	$24,975,548	$22,270,942

Accumulated undistributed (distributions in excess of) net investment income	$(201)	$(200)	$(602)	$(602)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$31,836	$1,933	$1,493	$301
Net realized gain (loss)	359	1,715	350	140

Change in net assets resulting from operations	32,195	3,648	1,843	441

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(805)	(32)	(100)	(8)
From net realized gains	(14)	(46)	(5)	(4)
Direct
From net investment income	— (a)	— (a)	—	—
From net realized gains	— (a)	— (a)	—	—
Eagle Class (b)
From net investment income	(60)	(126)	(144)	—
From net realized gains	—	(200)	(104)	—
E*Trade (c)
From net investment income	—	—	(107)	(195)
From net realized gains	—	—	—	(95)
Institutional Class
From net investment income	(28,382)	(1,046)	(839)	(15)
From net realized gains	(382)	(1,559)	(48)	(7)
Morgan
From net investment income	(33)	(11)	(233)	(37)
From net realized gains	(5)	(24)	(54)	(20)
Premier
From net investment income	(2,020)	(262)	(31)	(3)
From net realized gains	(66)	(388)	(4)	(1)
Reserve
From net investment income	(536)	(456)	— (a)	(1)
From net realized gains	(116)	(704)	— (a)	(1)
Service
From net investment income	—	—	(41)	(42)
From net realized gains	—	—	(63)	(21)

Total distributions to shareholders	(32,419)	(4,854)	(1,773)	(450)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(3,588,744)	(1,226,248)	(1,536,481)	139,977

NET ASSETS:
Change in net assets	(3,588,968)	(1,227,454)	(1,536,411)	139,968
Beginning of period	18,969,295	20,196,749	3,202,474	3,062,506

End of period	$15,380,327	$18,969,295	$1,666,063	$3,202,474

Accumulated undistributed (distributions in excess of) net investment income	$(280)	$(9)	$(9)	$6

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective July 1, 2016 for Municipal Money Market Fund.
(c)	E*Trade Shares of Municipal Money Market Fund had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	69

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class B (a)
Proceeds from shares issued	$—	$—	$—	$69
Distributions reinvested	—	— (b)	—	— (b)
Cost of shares redeemed	—	(105)	—	(1,463)
Conversion to Morgan Shares	—	(514)	—	—

Change in net assets resulting from Class B capital transactions	$—	$(619)	$—	$(1,394)

Class C
Proceeds from shares issued	$12,238	$47,970	$126,827	$219,626
Distributions reinvested	3	2	36	58
Cost of shares redeemed	(47,512)	(25,312)	(599,363)	(418,347)

Change in net assets resulting from Class C capital transactions	$(35,271)	$22,660	$(472,500)	$(198,663)

Agency
Proceeds from shares issued	$379,743,515	$402,268,621	$270,065	$315,483
Distributions reinvested	1,686	562	150	34
Cost of shares redeemed	(386,884,110)	(400,731,257)	(305,841)	(339,426)

Change in net assets resulting from Agency capital transactions	$(7,138,909)	$1,537,926	$(35,626)	$(23,909)

Capital
Proceeds from shares issued	$522,215,660	$898,641,705	$3,306,599	$13,791,594
Distributions reinvested	80,419	41,937	2,242	3,255
Cost of shares redeemed	(566,901,088)	(900,133,191)	(5,275,007)	(14,612,885)

Change in net assets resulting from Capital capital transactions	$(44,605,009)	$(1,449,549)	$(1,966,166)	$(818,036)

Cash Management
Proceeds from shares issued	$117,472	$2,286,522	$—	$—
Distributions reinvested	11	80	—	—
Cost of shares redeemed	(605,882)	(3,034,255)	—	—

Change in net assets resulting from Cash Management capital transactions	$(488,399)	$(747,653)	$—	$—

Direct
Proceeds from shares issued	$738,453	$2,720,187	$—	$—
Cost of shares redeemed	(2,069,406)	(3,808,687)	—	—

Change in net assets resulting from Direct capital transactions	$(1,330,953)	$(1,088,500)	$—	$—

Eagle Class
Proceeds from shares issued	$1,508,337	$512,243	$—	$—
Distributions reinvested	19	36	—	—
Cost of shares redeemed	(1,904,779)	(440,029)	—	—

Change in net assets resulting from Eagle Class capital transactions	$(396,423)	$72,250	$—	$—

E*Trade (c)
Proceeds from shares issued	$—	$—	$560,568	$2,338,735
Distributions reinvested	—	—	23	662
Cost of shares redeemed	—	—	(2,319,074)	(8,078,883)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$(1,758,483)	$(5,739,486)

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS: (continued)
IM
Proceeds from shares issued	$22,258,612	$37,443,428	$—	$—
Distributions reinvested	—	75	—	—
Cost of shares redeemed	(22,877,189)	(38,564,457)	—	—

Change in net assets resulting from IM capital transactions	$(618,577)	$(1,120,954)	$—	$—

Institutional Class
Proceeds from shares issued	$117,277,843	$164,150,461	$18,420,449	$45,216,773
Distributions reinvested	14,910	6,984	2,186	1,748
Cost of shares redeemed	(131,224,782)	(171,864,961)	(24,766,859)	(45,280,508)

Change in net assets resulting from Institutional Class capital transactions	$(13,932,029)	$(7,707,516)	$(6,344,224)	$(61,987)

Investor
Proceeds from shares issued	$314,846	$1,377,808	$188,204	$437,316
Distributions reinvested	630	207	14	3
Cost of shares redeemed	(2,156,893)	(618,251)	(302,103)	(435,697)

Change in net assets resulting from Investor capital transactions	$(1,841,417)	$759,764	$(113,885)	$1,622

Morgan
Proceeds from shares issued	$63,892,010	$87,350,729	$1,472,123	$2,541,275
Distributions reinvested	874	146	289	173
Cost of shares redeemed	(65,235,870)	(87,753,254)	(2,937,672)	(2,617,604)
Conversion from Class B Shares	—	514	—	1,054

Change in net assets resulting from Morgan capital transactions	$(1,342,986)	$(401,865)	$(1,465,260)	$(75,102)

Premier
Proceeds from shares issued	$58,652,795	$51,258,738	$355,284	$580,727
Distributions reinvested	798	128	16	3
Cost of shares redeemed	(59,997,445)	(50,817,662)	(331,501)	(566,543)

Change in net assets resulting from Premier capital transactions	$(1,343,852)	$441,204	$23,799	$14,187

Reserve
Proceeds from shares issued	$24,835,211	$26,828,510	$15,257,520	$36,717,078
Distributions reinvested	49	95	11	3
Cost of shares redeemed	(25,666,036)	(27,052,886)	(15,439,263)	(36,700,330)

Change in net assets resulting from Reserve capital transactions	$(830,776)	$(224,281)	$(181,732)	$16,751

Service
Proceeds from shares issued	$646,112	$2,294,901	$7,122,042	$16,481,056
Distributions reinvested	86	185	— (b)	3
Cost of shares redeemed	(2,693,998)	(1,970,446)	(7,191,657)	(16,530,200)

Change in net assets resulting from Service capital transactions	$(2,047,800)	$324,640	$(69,615)	$(49,141)

Total change in net assets resulting from capital transactions	$(75,952,401)	$(9,582,493)	$(12,383,692)	$(6,935,158)

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015.
(b)	Amount rounds to less than 500.
(c)	E*Trade Shares of Liquid Assets Money Market Fund had no assets from the close of business on October 19, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	71

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class B (a)
Issued	—	—	—	69
Reinvested	—	— (b)	—	— (b)
Redeemed	—	(105)	—	(1,463)
Conversion to Morgan Shares	—	(514)	—	—

Change in Class B Shares	—	(619)	—	(1,394)

Class C
Issued	12,239	47,970	126,795	219,626
Reinvested	3	2	36	58
Redeemed	(47,511)	(25,312)	(599,340)	(418,347)

Change in Class C Shares	(35,269)	22,660	(472,509)	(198,663)

Agency
Issued	379,720,931	402,268,621	270,084	315,483
Reinvested	1,686	562	150	34
Redeemed	(386,861,532)	(400,731,257)	(305,840)	(339,426)

Change in Agency Shares	(7,138,915)	1,537,926	(35,606)	(23,909)

Capital
Issued	522,204,125	898,641,705	3,306,569	13,791,594
Reinvested	80,413	41,937	2,242	3,255
Redeemed	(566,892,265)	(900,133,191)	(5,274,970)	(14,612,885)

Change in Capital Shares	(44,607,727)	(1,449,549)	(1,966,159)	(818,036)

Cash Management
Issued	117,476	2,286,522	—	—
Reinvested	10	80	—	—
Redeemed	(605,879)	(3,034,255)	—	—

Change in Cash Management Shares	(488,393)	(747,653)	—	—

Direct
Issued	738,445	2,720,187	—	—
Redeemed	(2,069,406)	(3,808,687)	—	—

Change in Direct Shares	(1,330,961)	(1,088,500)	—	—

Eagle Class
Issued	1,508,311	512,243	—	—
Reinvested	19	36	—	—
Redeemed	(1,904,752)	(440,029)	—	—

Change in Eagle Class Shares	(396,422)	72,250	—	—

E*Trade (c)
Issued	—	—	560,450	2,338,735
Reinvested	—	—	23	662
Redeemed	—	—	(2,319,005)	(8,078,883)

Change in E*Trade Shares	—	—	(1,758,532)	(5,739,486)

IM
Issued	22,256,939	37,443,428	—	—
Reinvested	—	75	—	—
Redeemed	(22,875,676)	(38,564,457)	—	—

Change in IM Shares	(618,737)	(1,120,954)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	117,271,864	164,150,461	18,420,473	45,216,773
Reinvested	14,909	6,984	2,186	1,748
Redeemed	(131,218,814)	(171,864,961)	(24,766,793)	(45,280,508)

Change in Institutional Class Shares	(13,932,041)	(7,707,516)	(6,344,134)	(61,987)

Investor
Issued	314,845	1,377,808	188,171	437,316
Reinvested	630	207	14	3
Redeemed	(2,156,889)	(618,251)	(302,098)	(435,697)

Change in Investor Shares	(1,841,414)	759,764	(113,913)	1,622

Morgan
Issued	63,885,819	87,350,729	1,472,068	2,542,329
Reinvested	874	146	289	173
Redeemed	(65,229,681)	(87,753,254)	(2,937,652)	(2,617,604)
Conversion from Class B Shares	—	514	—	—

Change in Morgan Shares	(1,342,988)	(401,865)	(1,465,295)	(75,102)

Premier
Issued	58,649,136	51,258,738	355,283	580,727
Reinvested	798	128	16	3
Redeemed	(59,993,818)	(50,817,662)	(331,490)	(566,543)

Change in Premier Shares	(1,343,884)	441,204	23,809	14,187

Reserve
Issued	24,831,670	26,828,510	15,257,516	36,717,078
Reinvested	49	95	11	3
Redeemed	(25,662,488)	(27,052,886)	(15,439,261)	(36,700,330)

Change in Reserve Shares	(830,769)	(224,281)	(181,734)	16,751

Service
Issued	646,104	2,294,901	7,122,037	16,481,056
Reinvested	86	185	— (b)	3
Redeemed	(2,693,950)	(1,970,446)	(7,191,655)	(16,530,200)

Change in Service Shares	(2,047,760)	324,640	(69,618)	(49,141)

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015.
(b)	Amount rounds to less than 500.
(c)	E*Trade Shares of Liquid Assets Money Market Fund had no assets from the close of business on October 19, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	73

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class B (a)
Proceeds from shares issued	$—	$—	$—	$2
Cost of shares redeemed	—	—	—	(9)
Conversion to Morgan Shares	—	—	—	(138)

Change in net assets resulting from Class B capital transactions	$—	$—	$—	$(145)

Class C
Proceeds from shares issued	$—	$—	$561,583	$105,451
Distributions reinvested	—	—	1	1
Cost of shares redeemed	—	—	(137,996)	(119,329)

Change in net assets resulting from Class C capital transactions	$—	$—	$423,588	$(13,877)

Agency
Proceeds from shares issued	$960,543,639	$458,807,419	$89,616,204	$70,874,808
Distributions reinvested	681	71	384	43
Cost of shares redeemed	(955,250,768)	(458,642,107)	(89,735,793)	(70,776,186)

Change in net assets resulting from Agency capital transactions	$5,293,552	$165,383	$(119,205)	$98,665

Capital
Proceeds from shares issued	$867,776,334	$415,543,073	$—	$—
Distributions reinvested	104,724	5,314	—	—
Cost of shares redeemed	(809,729,772)	(420,473,412)	—	—

Change in net assets resulting from Capital capital transactions	$58,151,286	$(4,925,025)	$—	$—

Direct
Proceeds from shares issued	$653,302	$1,908,801	$1,070,240	$3,264,083
Distributions reinvested	—	—	— (b)	—
Cost of shares redeemed	(1,329,589)	(1,333,724)	(1,737,054)	(3,813,462)

Change in net assets resulting from Direct capital transactions	$(676,287)	$575,077	$(666,814)	$(549,379)

Eagle Class
Proceeds from shares issued	$2,017,445	$1,119,514	$— (b)	$—
Distributions reinvested	99	40	—	—
Cost of shares redeemed	(1,239,534)	(1,033,247)	— (b)	(80)

Change in net assets resulting from Eagle Class capital transactions	$778,010	$86,307	$— (b)	$(80)

E*Trade (c)
Proceeds from shares issued	$82,610	$—	$—	$—
Distributions reinvested	2	—	—	—
Cost of shares redeemed	(16,603)	—	—	—

Change in net assets resulting from E*Trade capital transactions	$66,009	$—	$—	$—

IM
Proceeds from shares issued	$9,101,213	$1,759,427	$30,252,787	$26,161,561
Distributions reinvested	— (b)	— (b)	8,580	608
Cost of shares redeemed	(9,159,819)	(2,253,893)	(27,600,008)	(24,419,657)

Change in net assets resulting from IM capital transactions	$(58,606)	$(494,466)	$2,661,359	$1,742,512

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$322,413,420	$148,109,991	$92,000,688	$92,331,037
Distributions reinvested	25,110	626	14,607	1,031
Cost of shares redeemed	(294,274,416)	(147,686,296)	(85,938,936)	(90,112,215)

Change in net assets resulting from Institutional Class capital transactions	$28,164,114	$424,321	$6,076,359	$2,219,853

Investor
Proceeds from shares issued	$1,826,097	$2,858,618	$252,586	$213,845
Distributions reinvested	445	341	3	— (b)
Cost of shares redeemed	(4,763,521)	(2,069,037)	(270,302)	(306,734)

Change in net assets resulting from Investor capital transactions	$(2,936,979)	$789,922	$(17,713)	$(92,889)

Morgan
Proceeds from shares issued	$219,568,581	$176,475,885	$29,431,423	$31,568,183
Distributions reinvested	104	41	1	1
Cost of shares redeemed	(219,337,541)	(176,286,032)	(29,892,808)	(31,596,879)
Conversion from Class B Shares	—	—	—	138

Change in net assets resulting from Morgan capital transactions	$231,144	$189,894	$(461,384)	$(28,557)

Premier
Proceeds from shares issued	$217,608,292	$172,471,600	$12,072,193	$18,135,751
Distributions reinvested	223	30	27	— (b)
Cost of shares redeemed	(217,414,534)	(168,342,824)	(11,675,896)	(18,274,505)

Change in net assets resulting from Premier capital transactions	$193,981	$4,128,806	$396,324	$(138,754)

Reserve
Proceeds from shares issued	$5,065,574	$4,891,894	$18,988,886	$21,347,634
Distributions reinvested	5	5	— (b)	7
Cost of shares redeemed	(4,962,337)	(5,025,881)	(19,559,018)	(21,515,141)

Change in net assets resulting from Reserve capital transactions	$103,242	$(133,982)	$(570,132)	$(167,500)

Service
Proceeds from shares issued	$5,904,865	$4,033,487	$— (b)	$—
Distributions reinvested	176	67	—	—
Cost of shares redeemed	(3,861,716)	(4,551,542)	— (b)	(80)

Change in net assets resulting from Service capital transactions	$2,043,325	$(517,988)	$— (b)	$(80)

Total change in net assets resulting from capital transactions	$91,352,791	$288,249	$7,722,382	$3,069,769

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective March 9, 2016 for U.S. Government Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	75

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class B (a)
Issued	—	—	—	2
Redeemed	—	—	—	(9)
Conversion to Morgan Shares	—	—	—	(138)

Change in Class B Shares	—	—	—	(145)

Class C
Issued	—	—	561,567	105,447
Reinvested	—	—	1	1
Redeemed	—	—	(137,982)	(119,329)

Change in Class C Shares	—	—	423,586	(13,881)

Agency
Issued	960,543,597	458,807,414	89,616,180	70,874,851
Reinvested	681	71	384	43
Redeemed	(955,250,768)	(458,642,107)	(89,735,782)	(70,776,184)

Change in Agency Shares	5,293,510	165,378	(119,218)	98,710

Capital
Issued	867,776,312	415,543,073	—	—
Reinvested	104,724	5,314	—	—
Redeemed	(809,729,626)	(420,473,354)	—	—

Change in Capital Shares	58,151,410	(4,924,967)	—	—

Direct
Issued	653,289	1,908,801	1,070,214	3,263,950
Reinvested	—	—	— (b)	—
Redeemed	(1,329,589)	(1,333,724)	(1,737,053)	(3,813,462)

Change in Direct Shares	(676,300)	575,077	(666,839)	(549,512)

Eagle Class
Issued	2,017,436	1,119,514	—	—
Reinvested	99	40	—	—
Redeemed	(1,239,525)	(1,033,247)	—	(80)

Change in Eagle Class Shares	778,010	86,307	—	(80)

E*Trade (c)
Issued	82,610	—	—	—
Reinvested	2	—	—	—
Redeemed	(16,603)	—	—	—

Change in E*Trade Shares	66,009	—	—	—

IM
Issued	9,101,204	1,759,427	30,252,717	26,161,793
Reinvested	— (b)	— (b)	8,580	608
Redeemed	(9,159,818)	(2,253,893)	(27,599,910)	(24,419,626)

Change in IM Shares	(58,614)	(494,466)	2,661,387	1,742,775

Institutional Class
Issued	322,413,414	148,109,983	92,000,623	92,331,104
Reinvested	25,110	626	14,607	1,031
Redeemed	(294,274,330)	(147,686,296)	(85,938,815)	(90,112,215)

Change in Institutional Class Shares	28,164,194	424,313	6,076,415	2,219,920

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
SHARE TRANSACTIONS: (continued)
Investor
Issued	1,826,031	2,858,618	252,582	213,816
Reinvested	445	341	3	— (b)
Redeemed	(4,763,517)	(2,069,037)	(270,301)	(306,734)

Change in Investor Shares	(2,937,041)	789,922	(17,716)	(92,918)

Morgan
Issued	219,568,543	176,475,820	29,431,398	31,568,121
Reinvested	104	41	1	1
Redeemed	(219,337,527)	(176,286,032)	(29,892,799)	(31,596,878)
Conversion from Class B Shares	—	—	—	138

Change in Morgan Shares	231,120	189,829	(461,400)	(28,618)

Premier
Issued	217,608,215	172,471,600	12,072,185	18,135,678
Reinvested	223	30	27	— (b)
Redeemed	(217,414,513)	(168,342,804)	(11,675,887)	(18,274,505)

Change in Premier Shares	193,925	4,128,826	396,325	(138,827)

Reserve
Issued	5,065,574	4,891,894	18,988,854	21,347,559
Reinvested	5	5	— (b)	7
Redeemed	(4,962,337)	(5,025,881)	(19,559,011)	(21,515,141)

Change in Reserve Shares	103,242	(133,982)	(570,157)	(167,575)

Service
Issued	5,904,852	4,033,487	—	—
Reinvested	176	67	—	—
Redeemed	(3,861,701)	(4,551,542)	—	(80)

Change in Service Shares	2,043,327	(517,988)	—	(80)

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective March 9, 2016 for U.S. Government Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	77

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$2,236,077	$826,639	$70,172,773	$79,326,288
Distributions reinvested	57	7	702	49
Cost of shares redeemed	(2,336,869)	(677,466)	(70,220,483)	(79,130,787)

Change in net assets resulting from Agency capital transactions	$(100,735)	$149,180	$(47,008)	$195,550

Capital
Proceeds from shares issued	$—	$—	$59,229,311	$41,633,858
Distributions reinvested	—	—	15,762	850
Cost of shares redeemed	—	—	(57,293,287)	(40,673,839)

Change in net assets resulting from Capital capital transactions	$—	$—	$1,951,786	$960,869

Institutional Class
Proceeds from shares issued	$11,153,398	$8,640,303	$24,821,292	$32,337,241
Distributions reinvested	2,197	516	5,923	211
Cost of shares redeemed	(12,004,403)	(9,020,779)	(22,791,172)	(35,260,715)

Change in net assets resulting from Institutional Class capital transactions	$(848,808)	$(379,960)	$2,036,043	$(2,923,263)

Morgan
Proceeds from shares issued	$1,134,696	$740,934	$207,788,039	$281,077,841
Distributions reinvested	6	9	4	2
Cost of shares redeemed	(1,213,341)	(720,496)	(208,629,826)	(280,564,759)

Change in net assets resulting from Morgan capital transactions	$(78,639)	$20,447	$(841,783)	$513,084

Premier
Proceeds from shares issued	$398,529	$397,701	$27,876,557	$36,693,783
Distributions reinvested	16	10	32	— (a)
Cost of shares redeemed	(461,076)	(445,687)	(28,238,017)	(36,734,086)

Change in net assets resulting from Premier capital transactions	$(62,531)	$(47,976)	$(361,428)	$(40,303)

Reserve
Proceeds from shares issued	$15,114	$44,122	$444,881	$1,075,542
Distributions reinvested	— (a)	2	1	— (a)
Cost of shares redeemed	(32,741)	(28,533)	(477,800)	(1,014,120)

Change in net assets resulting from Reserve capital transactions	$(17,627)	$15,591	$(32,918)	$61,422

Service
Proceeds from shares issued	$—	$—	$— (a)	$—
Distributions reinvested	—	—	— (a)	— (a)
Cost of shares redeemed	—	—	— (a)	(80)

Change in net assets resulting from Service capital transactions	$—	$—	$— (a)	$(80)

Total change in net assets resulting from capital transactions	$(1,108,340)	$(242,718)	$2,704,692	$(1,232,721)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Agency
Issued	2,235,927	826,639	70,172,763	79,326,288
Reinvested	57	7	702	49
Redeemed	(2,336,702)	(677,466)	(70,220,478)	(79,130,783)

Change in Agency Shares	(100,718)	149,180	(47,013)	195,554

Capital
Issued	—	—	59,229,353	41,633,847
Reinvested	—	—	15,762	850
Redeemed	—	—	(57,293,273)	(40,673,839)

Change in Capital Shares	—	—	1,951,842	960,858

Institutional Class
Issued	11,153,241	8,640,303	24,821,235	32,337,240
Reinvested	2,197	516	5,923	211
Redeemed	(12,004,229)	(9,020,779)	(22,791,152)	(35,260,715)

Change in Institutional Class Shares	(848,791)	(379,960)	2,036,006	(2,923,264)

Morgan
Issued	1,134,622	740,934	207,788,038	281,077,841
Reinvested	6	9	4	2
Redeemed	(1,213,283)	(720,496)	(208,629,826)	(280,564,757)

Change in Morgan Shares	(78,655)	20,447	(841,784)	513,086

Premier
Issued	398,490	397,701	27,876,528	36,693,783
Reinvested	16	10	32	— (a)
Redeemed	(461,054)	(445,687)	(28,238,017)	(36,734,082)

Change in Premier Shares	(62,548)	(47,976)	(361,457)	(40,299)

Reserve
Issued	15,112	44,122	444,897	1,075,542
Reinvested	— (a)	2	1	— (a)
Redeemed	(32,740)	(28,533)	(477,799)	(1,014,118)

Change in Reserve Shares	(17,628)	15,591	(32,901)	61,424

Service
Issued	—	—	—	—
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	—	(80)

Change in Service Shares	—	—	— (a)	(80)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	79

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$1,173,177	$1,357,982	$405,369	$884,994
Distributions reinvested	129	17	3	— (a)
Cost of shares redeemed	(1,080,190)	(1,335,799)	(563,023)	(772,935)

Change in net assets resulting from Agency capital transactions	$93,116	$22,200	$(157,651)	$112,059

Direct
Proceeds from shares issued	$— (a)	$—	$—	$—
Distributions reinvested	— (a)	— (a)	—	—
Cost of shares redeemed	— (a)	(80)	—	—

Change in net assets resulting from Direct capital transactions	$— (a)	$(80)	$—	$—

Eagle Class (b)
Proceeds from shares issued	$526,223	$964,565	$917,484	$—
Distributions reinvested	52	326	247	—
Cost of shares redeemed	(1,827,484)	(963,540)	(298,683)	—

Change in net assets resulting from Eagle Class capital transactions	$(1,301,209)	$1,351	$619,048	$—

E*Trade (c)
Proceeds from shares issued	$—	$—	$387,263	$542,546
Distributions reinvested	—	—	101	290
Cost of shares redeemed	—	—	(2,322,814)	(608,414)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$(1,935,450)	$(65,578)

Institutional Class
Proceeds from shares issued	$55,334,102	$76,627,965	$1,015,205	$752,041
Distributions reinvested	1,806	226	623	20
Cost of shares redeemed	(54,775,195)	(78,283,310)	(845,185)	(807,933)

Change in net assets resulting from Institutional Class capital transactions	$560,713	$(1,655,119)	$170,643	$(55,872)

Morgan
Proceeds from shares issued	$4,322,217	$9,507,184	$697,762	$798,706
Distributions reinvested	6	4	283	55
Cost of shares redeemed	(4,422,133)	(9,505,238)	(772,779)	(764,717)

Change in net assets resulting from Morgan capital transactions	$(99,910)	$1,950	$(74,734)	$34,044

Premier
Proceeds from shares issued	$7,176,551	$10,163,022	$62,390	$38,321
Distributions reinvested	36	9	5	4
Cost of shares redeemed	(8,447,310)	(9,771,894)	(59,318)	(39,248)

Change in net assets resulting from Premier capital transactions	$(1,270,723)	$391,137	$3,077	$(923)

Reserve
Proceeds from shares issued	$9,485,665	$13,523,582	$1,104,488	$2,530,262
Distributions reinvested	22	98	— (a)	— (a)
Cost of shares redeemed	(11,056,418)	(13,511,367)	(1,114,132)	(2,532,070)

Change in net assets resulting from Reserve capital transactions	$(1,570,731)	$12,313	$(9,644)	$(1,808)

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS: (continued)
Service
Proceeds from shares issued	$—	$—	$1,822,080	$3,569,690
Distributions reinvested	—	—	104	61
Cost of shares redeemed	—	—	(1,973,954)	(3,451,696)

Change in net assets resulting from Service capital transactions	$—	$—	$(151,770)	$118,055

Total change in net assets resulting from capital transactions	$(3,588,744)	$(1,226,248)	$(1,536,481)	$139,977

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective July 1, 2016 for Municipal Money Market Fund.
(c)	E*Trade Shares of Municipal Money Market Fund had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	81

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Agency
Issued	1,173,169	1,357,982	405,366	884,994
Reinvested	129	17	3	— (a)
Redeemed	(1,080,184)	(1,335,799)	(563,017)	(772,935)

Change in Agency Shares	93,114	22,200	(157,648)	112,059

Direct
Issued	—	—	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	—	(80)	—	—

Change in Direct Shares	— (a)	(80)	—	—

Eagle Class (b)
Issued	526,207	964,565	917,396	—
Reinvested	52	326	247	—
Redeemed	(1,827,417)	(963,540)	(298,672)	—

Change in Eagle Class Shares	(1,301,158)	1,351	618,971	—

E*Trade (c)
Issued	—	—	387,267	542,546
Reinvested	—	—	101	290
Redeemed	—	—	(2,322,670)	(608,414)

Change in E*Trade Shares	—	—	(1,935,302)	(65,578)

Institutional Class
Issued	55,333,976	76,627,923	1,015,172	752,041
Reinvested	1,806	226	623	20
Redeemed	(54,775,141)	(78,283,310)	(845,176)	(807,933)

Change in Institutional Class Shares	560,641	(1,655,161)	170,619	(55,872)

Morgan
Issued	4,322,215	9,507,184	697,724	798,706
Reinvested	6	4	283	55
Redeemed	(4,422,131)	(9,505,235)	(772,764)	(764,717)

Change in Morgan Shares	(99,910)	1,953	(74,757)	34,044

Premier
Issued	7,176,554	10,163,022	62,384	38,321
Reinvested	36	9	5	4
Redeemed	(8,447,274)	(9,771,863)	(59,315)	(39,248)

Change in Premier Shares	(1,270,684)	391,168	3,074	(923)

Reserve
Issued	9,485,590	13,523,582	1,104,488	2,530,262
Reinvested	22	98	— (a)	— (a)
Redeemed	(11,056,359)	(13,511,360)	(1,114,132)	(2,532,070)

Change in Reserve Shares	(1,570,747)	12,320	(9,644)	(1,808)

Service
Issued	—	—	1,822,036	3,569,690
Reinvested	—	—	104	61
Redeemed	—	—	(1,973,935)	(3,451,696)

Change in Service Shares	—	—	(151,795)	118,055

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective July 1, 2016 for Municipal Money Market Fund.
(c)	E*Trade Shares of Municipal Money Market Fund had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	83

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund*
Class C
Year Ended February 28, 2017	$1.0000	$0.0001	(d)	$0.0006		$0.0007		$(0.0003)		$—	(e)	$(0.0003)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2013	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Agency
Year Ended February 28, 2017	1.0000	0.0036	(d)	0.0016		0.0052		(0.0048)		—	(e)	(0.0048)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2013	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Capital
Year Ended February 28, 2017	1.0000	0.0047	(d)	0.0014		0.0061		(0.0057)		—	(e)	(0.0057)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2013	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

IM
Year Ended February 28, 2017	1.0000	0.0055	(d)	0.0007		0.0062		(0.0058)		—	(e)	(0.0058)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
May 31, 2012 (g) through February 28, 2013	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Institutional Class
Year Ended February 28, 2017	1.0000	0.0044	(d)	0.0014		0.0058		(0.0054)		—	(e)	(0.0054)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2013	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Morgan
Year Ended February 28, 2017	1.0000	0.0014	(d)	0.0012		0.0026		(0.0022)		—	(e)	(0.0022)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2013	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Premier
Year Ended February 28, 2017	1.0000	0.0020	(d)	0.0013		0.0033		(0.0029)		—	(e)	(0.0029)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2013	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Reserve
Year Ended February 28, 2017	1.0000	0.0003	(d)	0.0013		0.0016		(0.0012)		—	(e)	(0.0012)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2013	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.00005.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.
*	The Prime Money Market Fund began utilizing a floating NAV calculated to four decimal places during the year.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.0004	0.07%	$4,289	0.60%	0.01%	1.20%
1.00	0.01	39,558	0.34	0.01	1.18
1.00	0.01	16,897	0.22	0.01	1.16
1.00	0.01	17,658	0.23	0.01	1.16
1.00	0.01	9,087	0.32	0.01	1.16

1.0004	0.52	1,002,964	0.26	0.36	0.31
1.00	0.07	8,141,439	0.26	0.07	0.31
1.00	0.01	6,603,508	0.22	0.01	0.31
1.00	0.01	7,565,361	0.23	0.01	0.31
1.00	0.08	7,532,479	0.26	0.08	0.31

1.0004	0.61	20,091,103	0.17	0.47	0.21
1.00	0.14	64,690,852	0.18	0.14	0.21
1.00	0.05	66,140,350	0.18	0.05	0.21
1.00	0.06	68,193,741	0.18	0.06	0.21
1.00	0.16	68,141,597	0.18	0.16	0.21

1.0004	0.62	2,010,581	0.16	0.55	0.17
1.00	0.17	2,628,508	0.16	0.16	0.16
1.00	0.07	3,749,460	0.16	0.08	0.16
1.00	0.08	100	0.16	0.08	0.16
1.00	0.12	100	0.16	0.16	0.16

1.0004	0.58	6,081,787	0.20	0.44	0.26
1.00	0.11	20,011,248	0.21	0.10	0.26
1.00	0.02	27,718,738	0.21	0.02	0.26
1.00	0.03	29,139,007	0.21	0.03	0.26
1.00	0.13	23,495,745	0.21	0.13	0.26

1.0004	0.26	534,288	0.52	0.14	0.54
1.00	0.01	1,877,099	0.31	0.01	0.52
1.00	0.01	2,278,962	0.22	0.01	0.51
1.00	0.01	2,332,919	0.23	0.01	0.51
1.00	0.01	2,549,889	0.33	0.01	0.51

1.0004	0.33	687,368	0.45	0.20	0.46
1.00	0.02	2,030,985	0.30	0.02	0.46
1.00	0.01	1,589,780	0.22	0.01	0.46
1.00	0.01	2,021,372	0.23	0.01	0.46
1.00	0.01	2,540,125	0.33	0.01	0.46

1.0004	0.16	99,446	0.58	0.03	0.71
1.00	0.01	930,188	0.31	0.01	0.71
1.00	0.01	1,154,468	0.22	0.01	0.71
1.00	0.01	1,426,646	0.23	0.01	0.71
1.00	0.01	1,449,080	0.32	0.01	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	85

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund
Class C
Year Ended February 28, 2017	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Agency
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Year Ended February 28, 2017	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade (f)
For the Period Ended October 19, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(d)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(d)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(d)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than a year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	E*Trade Shares of Liquid Assets Money Market Fund had no assets from the close of business on October 19, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.04%	$33,104	0.55%	0.01%	1.18%
1.00	0.01	505,609	0.33	0.01	1.18
1.00	0.01	704,276	0.24	0.01	1.17
1.00	0.01	670,626	0.24	0.01	1.18
1.00	0.01	364,445	0.34	0.01	1.17

1.00	0.45	36,107	0.26	0.39	0.35
1.00	0.08	71,741	0.26	0.07	0.33
1.00	0.01	95,650	0.24	0.01	0.32
1.00	0.01	71,955	0.24	0.01	0.33
1.00	0.09	122,386	0.26	0.09	0.32

1.00	0.53	105,366	0.18	0.38	0.22
1.00	0.16	2,071,483	0.18	0.15	0.22
1.00	0.07	2,889,536	0.18	0.06	0.22
1.00	0.07	3,795,256	0.18	0.07	0.23
1.00	0.17	2,806,226	0.18	0.17	0.22

1.00	0.01	—	0.54	0.01	1.08
1.00	0.01	1,758,478	0.30	0.01	1.07
1.00	0.03	7,497,985	0.22	0.03	1.07
1.00	0.05	5,922,072	0.20	0.05	1.08
1.00	0.05	2,446,643	0.27	0.05	1.07

1.00	0.50	286,502	0.21	0.37	0.28
1.00	0.13	6,630,618	0.21	0.13	0.28
1.00	0.04	6,692,633	0.21	0.04	0.27
1.00	0.04	2,901,004	0.21	0.04	0.28
1.00	0.14	2,534,423	0.21	0.14	0.27

1.00	0.21	3,933	0.51	0.07	0.53
1.00	0.02	117,816	0.32	0.01	0.53
1.00	0.01	116,196	0.23	0.01	0.52
1.00	0.01	753,825	0.24	0.01	0.53
1.00	0.01	567,682	0.34	0.01	0.52

1.00	0.16	144,168	0.54	0.04	0.64
1.00	0.01	1,609,448	0.33	0.01	0.63
1.00	0.01	1,684,561	0.24	0.01	0.62
1.00	0.01	2,367,494	0.24	0.01	0.63
1.00	0.01	2,472,266	0.34	0.01	0.62

1.00	0.26	156,136	0.45	0.18	0.48
1.00	0.02	132,337	0.32	0.02	0.48
1.00	0.01	118,152	0.24	0.01	0.47
1.00	0.01	130,733	0.24	0.01	0.48
1.00	0.01	154,775	0.34	0.01	0.47

1.00	0.12	7,672	0.55	0.02	0.73
1.00	0.01	189,404	0.33	0.01	0.73
1.00	0.01	172,653	0.24	0.01	0.72
1.00	0.01	184,873	0.24	0.01	0.73
1.00	0.01	178,029	0.34	0.01	0.72

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	87

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund
Agency
Year Ended February 28, 2017	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Direct
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Eagle Class
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2012 (g) through February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade
March 9, 2016 (g) through February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

IM
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
May 31, 2012 (g) through February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.22%		$12,887,975	0.25%	0.22%		0.31%
1.00	0.02		7,594,151	0.15	0.02		0.31
1.00	0.01		7,428,617	0.08	0.01		0.31
1.00	0.01		7,098,492	0.09	0.01		0.31
1.00	0.00	(f)	9,712,330	0.17	0.00	(f)	0.31

1.00	0.33		86,200,153	0.14	0.35		0.21
1.00	0.04		28,046,995	0.14	0.04		0.21
1.00	0.01		32,973,407	0.07	0.01		0.21
1.00	0.01		25,817,838	0.09	0.01		0.21
1.00	0.01		28,211,844	0.16	0.01		0.21

1.00	0.19		193,840	0.29	0.16		0.31
1.00	0.02		870,118	0.18	0.02		0.31
1.00	0.01		294,989	0.07	0.01		0.31
1.00	0.01		281,437	0.09	0.01		0.31
1.00	0.00	(f)	392,336	0.17	0.00	(f)	0.31

1.00	0.01		1,215,409	0.49	0.01		0.71
1.00	0.01		437,372	0.18	0.01		0.71
1.00	0.01		351,014	0.07	0.01		0.71
1.00	0.01		1,838,360	0.09	0.01		0.71
1.00	0.01		2,219,405	0.16	0.01		0.71

1.00	0.02		66,010	0.56	0.01		1.07

1.00	0.33		589,694	0.14	0.34		0.16
1.00	0.05		648,289	0.13	0.05		0.16
1.00	0.01		1,142,811	0.07	0.01		0.16
1.00	0.01		563,436	0.08	0.02		0.16
1.00	0.02		100	0.15	0.03		0.16

1.00	0.30		36,869,073	0.17	0.33		0.26
1.00	0.04		8,704,148	0.15	0.03		0.26
1.00	0.01		8,279,641	0.07	0.01		0.26
1.00	0.01		7,099,746	0.09	0.01		0.26
1.00	0.00	(f)	8,263,941	0.17	0.00	(f)	0.26

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	89

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund (continued)
Investor
Year Ended February 28, 2017	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.03%		$919,604	0.42%	0.02%		0.51%
1.00	0.01		3,856,545	0.18	0.01		0.51
1.00	0.01		3,066,013	0.07	0.01		0.51
1.00	0.01		3,664,674	0.09	0.01		0.51
1.00	0.00	(f)	4,437,341	0.17	0.00	(f)	0.51

1.00	0.02		2,460,361	0.46	0.02		0.61
1.00	0.01		2,229,161	0.17	0.01		0.61
1.00	0.01		2,039,361	0.08	0.01		0.61
1.00	0.01		2,435,725	0.09	0.01		0.61
1.00	0.00	(f)	2,795,260	0.17	0.00	(f)	0.61

1.00	0.06		7,765,009	0.42	0.06		0.46
1.00	0.01		7,570,828	0.18	0.01		0.46
1.00	0.01		3,441,795	0.07	0.01		0.46
1.00	0.01		3,646,033	0.09	0.01		0.46
1.00	0.00	(f)	4,184,299	0.17	0.00	(f)	0.46

1.00	0.01		119,542	0.49	0.01		0.71
1.00	0.01		16,298	0.12	0.01		0.71
1.00	0.01		150,289	0.08	0.01		0.71
1.00	0.01		48,890	0.09	0.01		0.71
1.00	0.00	(f)	34,522	0.17	0.00	(f)	0.71

1.00	0.01		2,439,027	0.50	0.01		1.06
1.00	0.01		395,656	0.15	0.01		1.06
1.00	0.01		913,521	0.07	0.01		1.06
1.00	0.01		898,352	0.09	0.01		1.06
1.00	0.00	(f)	910,554	0.17	0.00	(f)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	91

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund
Class C
Year Ended February 28, 2017	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Agency
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Direct
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Eagle Class
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—		—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—		—		—
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2012 (g) through February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

IM
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
May 31, 2012 (g) through February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(f)	$578,579	0.48%	0.00	%(f)	1.16%
1.00	0.00	(f)	154,988	0.15	0.00	(f)	1.16
1.00	0.00	(f)	168,863	0.07	0.00	(f)	1.16
1.00	0.00	(f)	142,412	0.08	0.00	(f)	1.16
1.00	0.00	(f)	185,554	0.15	0.00	(f)	1.16

1.00	0.18		837,723	0.26	0.17		0.31
1.00	0.01		956,921	0.15	0.01		0.31
1.00	0.00	(f)	858,260	0.07	0.00	(f)	0.31
1.00	0.00	(f)	2,590,914	0.08	0.00	(f)	0.31
1.00	0.00	(f)	2,869,561	0.15	0.00	(f)	0.31

1.00	0.14		5,812	0.30	0.09		0.31
1.00	0.01		672,625	0.13	0.00	(f)	0.31
1.00	0.00	(f)	1,222,018	0.07	0.00	(f)	0.31
1.00	0.00	(f)	1,655,840	0.08	0.00	(f)	0.31
1.00	0.00	(f)	1,634,584	0.15	0.00		0.31

1.00	0.00		20	0.44	0.00		1.61
1.00	0.00	(f)	20	0.12	0.00	(f)	1.63
1.00	0.00	(f)	100	0.07	0.00	(f)	0.71
1.00	0.00	(f)	100	0.08	0.00	(f)	0.71
1.00	0.00	(f)	100	0.15	0.00		0.71

1.00	0.28		7,449,646	0.16	0.29		0.16
1.00	0.04		4,788,250	0.12	0.04		0.16
1.00	0.00	(f)	3,045,746	0.07	0.00	(f)	0.16
1.00	0.00	(f)	1,931,586	0.07	0.00	(f)	0.16
1.00	0.01		100	0.14	0.02		0.16

1.00	0.23		14,813,061	0.21	0.24		0.26
1.00	0.02		8,736,623	0.13	0.02		0.26
1.00	0.00	(f)	6,516,731	0.07	0.00	(f)	0.26
1.00	0.00	(f)	7,296,339	0.08	0.00	(f)	0.26
1.00	0.00	(f)	7,555,937	0.15	0.00	(f)	0.26

1.00	0.02		71,303	0.42	0.02		0.51
1.00	0.00	(f)	89,016	0.14	0.00	(f)	0.51
1.00	0.00	(f)	181,909	0.07	0.00	(f)	0.51
1.00	0.00	(f)	237,466	0.08	0.00	(f)	0.51
1.00	0.00	(f)	300,429	0.15	0.00		0.51

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	93

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund (continued)
Morgan
Year Ended February 28, 2017	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—		—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—		—		—
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(f)	$244,830	0.43%	0.00	%(f)	0.61%
1.00	0.00	(f)	706,209	0.15	0.00	(f)	0.61
1.00	0.00	(f)	734,788	0.07	0.00	(f)	0.61
1.00	0.00	(f)	612,152	0.08	0.00	(f)	0.61
1.00	0.00	(f)	597,117	0.15	0.00	(f)	0.61

1.00	0.03		640,584	0.41	0.04		0.46
1.00	0.00	(f)	244,258	0.14	0.00	(f)	0.46
1.00	0.00	(f)	383,019	0.07	0.00	(f)	0.46
1.00	0.00	(f)	493,950	0.08	0.00	(f)	0.46
1.00	0.00	(f)	611,667	0.15	0.00	(f)	0.46

1.00	0.00	(f)	109,454	0.40	0.00	(f)	0.71
1.00	0.00	(f)	679,587	0.15	0.00	(f)	0.71
1.00	0.00	(f)	847,101	0.07	0.00	(f)	0.71
1.00	0.00	(f)	943,099	0.08	0.00	(f)	0.71
1.00	0.00	(f)	915,908	0.15	0.00	(f)	0.71

1.00	0.00		20	0.44	0.00		1.90
1.00	0.00	(f)	20	0.12	0.00	(f)	2.08
1.00	0.00	(f)	100	0.07	0.00	(f)	1.06
1.00	0.00	(f)	100	0.08	0.00	(f)	1.06
1.00	0.00	(f)	100	0.15	0.00	(f)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	95

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Federal Money Market Fund
Agency
Year Ended February 28, 2017	$1.00	$—	(b)(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Institutional Class
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Morgan
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Premier
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Reserve
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
(d)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.20%	$133,227	0.26%	0.19%		0.35%
1.00	0.02	233,955	0.16	0.02		0.33
1.00	0.01	84,778	0.07	0.00	(d)	0.35
1.00	0.01	233,285	0.08	0.01		0.34
1.00	0.01	258,642	0.11	0.01		0.33

1.00	0.25	2,767,271	0.21	0.25		0.30
1.00	0.03	3,615,992	0.13	0.03		0.28
1.00	0.01	3,995,934	0.06	0.01		0.30
1.00	0.01	3,835,871	0.07	0.01		0.29
1.00	0.01	3,259,389	0.12	0.01		0.28

1.00	0.02	53,090	0.42	0.01		0.67
1.00	0.01	131,723	0.16	0.01		0.65
1.00	0.01	111,292	0.07	0.01		0.65
1.00	0.01	96,652	0.07	0.01		0.64
1.00	0.01	127,920	0.12	0.01		0.63

1.00	0.04	109,282	0.41	0.04		0.50
1.00	0.01	171,808	0.14	0.01		0.49
1.00	0.01	219,792	0.06	0.01		0.50
1.00	0.01	277,420	0.07	0.01		0.49
1.00	0.01	292,491	0.12	0.01		0.48

1.00	0.01	226	0.40	0.01		0.75
1.00	0.01	17,852	0.15	0.01		0.74
1.00	0.01	2,262	0.06	0.01		0.75
1.00	0.01	2,429	0.09	0.00	(d)	0.74
1.00	0.01	18,231	0.12	0.01		0.73

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund
Agency
Year Ended February 28, 2017	$1.00	$—	(b)(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Capital
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Institutional Class
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Morgan
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Premier
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Reserve
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Service
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—		—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
(d)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.15%		$1,848,739	0.26%	0.15%		0.31%
1.00	0.01		1,895,744	0.10	0.01		0.31
1.00	0.00	(d)	1,700,093	0.05	0.00		0.31
1.00	0.00	(d)	1,991,907	0.07	0.00		0.31
1.00	0.00	(d)	2,685,908	0.10	0.00		0.31

1.00	0.23		11,630,048	0.18	0.23		0.21
1.00	0.02		9,678,309	0.08	0.01		0.21
1.00	0.00	(d)	8,717,551	0.04	0.00		0.21
1.00	0.00	(d)	9,468,647	0.06	0.00		0.21
1.00	0.00	(d)	9,726,191	0.10	0.00		0.21

1.00	0.20		9,414,776	0.21	0.21		0.26
1.00	0.01		7,378,773	0.08	0.01		0.26
1.00	0.00	(d)	10,302,127	0.04	0.00		0.26
1.00	0.00	(d)	9,143,359	0.06	0.00		0.26
1.00	0.00	(d)	8,763,499	0.10	0.00	(d)	0.26

1.00	0.00	(d)	1,148,892	0.40	0.00	(d)	0.61
1.00	0.00	(d)	1,990,677	0.10	0.00	(d)	0.61
1.00	0.00	(d)	1,477,551	0.05	0.00		0.61
1.00	0.00	(d)	1,625,797	0.07	0.00		0.61
1.00	0.00	(d)	1,969,401	0.10	0.00	(d)	0.61

1.00	0.02		857,883	0.38	0.02		0.46
1.00	0.00	(d)	1,219,310	0.10	0.00	(d)	0.46
1.00	0.00	(d)	1,259,597	0.04	0.00		0.46
1.00	0.00	(d)	1,130,636	0.07	0.00		0.46
1.00	0.00	(d)	1,361,053	0.10	0.00	(d)	0.46

1.00	0.00	(d)	75,190	0.41	0.00		0.71
1.00	0.00	(d)	108,109	0.14	0.00	(d)	0.71
1.00	0.00	(d)	46,667	0.04	0.00		0.71
1.00	0.00	(d)	44,246	0.07	0.00		0.71
1.00	0.00	(d)	56,977	0.10	0.00	(d)	0.71

1.00	0.00	(d)	20	0.41	0.00		2.00
1.00	0.00	(d)	20	0.07	0.00	(d)	2.08
1.00	0.00	(d)	100	0.04	0.00		1.06
1.00	0.00	(d)	100	0.06	0.00		1.06
1.00	0.00	(d)	100	0.10	0.00		1.06

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Tax Free Money Market Fund
Agency
Year Ended February 28, 2017	$1.00	$—	(b)(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Direct
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Institutional Class
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Morgan
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Premier
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Reserve
Year Ended February 28, 2017	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
(d)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.27%	$437,689	0.25%	0.26%		0.31%
1.00	0.03	344,578	0.05	0.01		0.31
1.00	0.02	322,389	0.07	0.01		0.31
1.00	0.02	307,751	0.12	0.01		0.31
1.00	0.01	410,555	0.21	0.00	(d)	0.31

1.00	0.24	20	0.28	0.24		1.26
1.00	0.03	20	0.05	0.01		1.32
1.00	0.02	100	0.07	0.01		0.31
1.00	0.02	100	0.11	0.01		0.31
1.00	0.01	100	0.21	0.00	(d)	0.31

1.00	0.32	10,567,571	0.20	0.31		0.26
1.00	0.03	10,007,028	0.04	0.01		0.26
1.00	0.02	11,663,024	0.07	0.01		0.26
1.00	0.02	10,650,809	0.10	0.01		0.26
1.00	0.03	5,288,309	0.20	0.02		0.26

1.00	0.05	11,468	0.44	0.04		0.62
1.00	0.03	111,381	0.04	0.01		0.62
1.00	0.02	109,439	0.08	0.01		0.61
1.00	0.02	280,117	0.12	0.01		0.61
1.00	0.01	448,515	0.21	0.00	(d)	0.61

1.00	0.12	1,713,414	0.38	0.10		0.46
1.00	0.03	2,984,160	0.04	0.01		0.46
1.00	0.02	2,593,113	0.07	0.01		0.46
1.00	0.02	2,390,160	0.12	0.01		0.46
1.00	0.01	4,891,040	0.21	0.00	(d)	0.46

1.00	0.02	2,650,165	0.47	0.02		0.71
1.00	0.03	4,220,927	0.04	0.01		0.71
1.00	0.02	4,208,768	0.07	0.01		0.71
1.00	0.02	4,484,279	0.12	0.01		0.71
1.00	0.01	6,804,823	0.21	0.00	(d)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Municipal Money Market Fund
Agency
Year Ended February 28, 2017	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Eagle Class
July 1, 2016 (f) through February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade (g)
For the Period Ended September 21, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Institutional Class
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Morgan
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—		—		—

Premier
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—		—		—

Reserve
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—		—		—

Service
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—		—		—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	E*Trade Shares of Municipal Money Market Fund had no assets from the close of business on September 21, 2016.
(h)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.33%		$35,608	0.23%	0.20%		0.33%
1.00	0.01		193,260	0.08	0.01		0.32
1.00	0.01		81,196	0.12	0.01		0.32
1.00	0.01		39,280	0.19	0.01		0.32
1.00	0.04		64,782	0.26	0.04		0.32

1.00	0.04		619,001	0.67	0.04		0.76

1.00	0.01		—	0.41	0.01		1.07
1.00	0.01		1,935,318	0.08	0.01		1.07
1.00	0.01		2,000,898	0.13	0.01		1.07
1.00	0.01		1,992,153	0.18	0.01		1.07
1.00	0.01		1,874,152	0.28	0.01		1.07

1.00	0.37		303,233	0.21	0.39		0.30
1.00	0.01		132,605	0.08	0.01		0.27
1.00	0.01		188,480	0.13	0.01		0.27
1.00	0.02		224,592	0.18	0.02		0.27
1.00	0.08		202,999	0.21	0.09		0.27

1.00	0.08		312,787	0.49	0.07		0.64
1.00	0.01		387,521	0.08	0.01		0.62
1.00	0.01		353,483	0.13	0.01		0.62
1.00	0.00	(h)	330,333	0.19	0.00	(h)	0.62
1.00	0.00		356,149	0.29	0.00	(h)	0.62

1.00	0.16		31,528	0.41	0.12		0.49
1.00	0.01		28,451	0.08	0.01		0.47
1.00	0.01		29,376	0.13	0.01		0.47
1.00	0.00	(h)	40,357	0.19	0.00	(h)	0.47
1.00	0.00		52,034	0.29	0.00	(h)	0.47

1.00	0.04		152	0.39	0.01		0.74
1.00	0.01		9,796	0.08	0.01		0.73
1.00	0.01		11,604	0.14	0.01		0.72
1.00	0.00	(h)	32,909	0.19	0.00	(h)	0.72
1.00	0.00		45,250	0.30	0.00		0.72

1.00	0.03		363,754	0.54	0.01		1.09
1.00	0.01		515,523	0.08	0.01		1.07
1.00	0.01		397,469	0.12	0.01		1.07
1.00	0.00	(h)	238,328	0.19	0.00	(h)	1.07
1.00	0.00		243,374	0.29	0.00		1.07

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	103

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) collectively, (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Prime Money Market Fund	Class C, Agency, Capital, Cash Management^, Direct^^, Eagle Class^^, IM, Institutional Class, Investor^^, Morgan, Premier, Reserve and Service^^	JPM I	Diversified
Liquid Assets Money Market Fund	Class C, Agency, Capital, E*Trade^^^, Institutional Class, Investor, Morgan, Premier, Reserve and Service^^	JPM II	Diversified
U.S. Government Money Market Fund	Agency, Capital, Direct, E*Trade^^^^, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Treasury Plus Money Market Fund	Class C, Agency, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
Federal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
100% U.S. Treasury Securities Money Market Fund	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified
Tax Free Money Market Fund	Agency, Direct, Eagle Class^^, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
Municipal Money Market Fund	Agency, E*Trade^^^, Eagle Class^^^^^, Institutional Class, Morgan, Premier, Reserve and Service	JPM II	Diversified

^	Liquidated on December 21, 2016.
^^	Liquidated on November 21, 2016.
^^^	E*Trade Shares of Liquid Assets Money Market Fund and Municipal Money Market Fund had no assets from the close of business on October 19, 2016 and September 21, 2016, respectively.
^^^^	Commenced operations on March 9, 2016.
^^^^^	Commenced operations on July 1, 2016.

The investment objective of Prime Money Market Fund is to seek current income while seeking to maintain liquidity and a low volatility of principal. Prior to July 1, 2016, the investment objective was to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The investment objective of Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund is to seek current income with liquidity and stability of principal.

The investment objective of U.S. Government Money Market Fund is to seek high current income with liquidity and stability of principal.

The investment objective of Federal Money Market Fund is to provide current income while still preserving capital and maintaining liquidity.

The investment objective of 100% U.S. Treasury Securities Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The investment objective of Tax Free Money Market Fund is to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The investment objective of Municipal Money Market Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

The Liquid Assets Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund seek to qualify as Retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price. These Funds have adopted polices and procedures that allow the Board of Trustees (the “Board”) to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

The Prime Money Market Fund does not seek to qualify as a Retail or Government money market fund and transacts utilizing a floating net asset value (“NAV”) calculated to four decimal places. The Fund has adopted polices and procedures that allow the Board to impose a liquidity fee and/or redemption gate in the event that its weekly liquid assets falls below a designated threshold.

The U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund seek to qualify as Government money market funds in accordance with criteria established by the SEC. Under applicable SEC

104	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.

Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Agency, Capital, Cash Management, Direct, Eagle Class, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Funds’ administrator. Effective April 1, 2016, JPMFM merged into JPMIM and JPMIM became the Funds’ Administrator under the Administration Agreement.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards

Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board, which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

As of October 1, 2016, consistent with the amendments to Rule 2a-7 under the 1940 Act, the Prime Money Market Fund established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotation are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. This includes also monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

For the Prime Money Market Fund, fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	105

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

Prime Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$30,351,875	$—	$30,351,875

The following is a summary of the inputs used as of February 28, 2017, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Liquid Assets Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$760,976	$—	$760,976

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$145,887,046	$—	$145,887,046

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$24,242,528	$—	$24,242,528

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,046,869	$—	$3,046,869

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$24,865,786	$—	$24,865,786

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$15,650,781	$—	$15,650,781

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,660,086	$—	$1,660,086

(a)	All portfolio holdings designated as level 2 are disclosed individually on the SOIs. Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the year ended February 28, 2017.

106	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of February 28, 2017, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM, an indirect, wholly-owned subsidiary of JPMorgan. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan. The Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral.

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Funds for the year ended February 28, 2017 are as follows (amounts in thousands):

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund		Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund		Municipal Money Market Fund
Class C	$10	$12	n/a	$5		n/a		n/a		n/a		n/a
Agency	150	2	$193	27		$6		$33		$7		$2
Capital	1,182	30	1,054	n/a		n/a		209		n/a		n/a
Cash Management	7	n/a	n/a	n/a		n/a		n/a		n/a		n/a
Direct	11	n/a	13	11		n/a		n/a		—	(a)	n/a
Eagle Class	6	n/a	4	—	(a)	n/a		n/a		13		5
E*Trade	n/a	34	1	n/a		n/a		n/a		n/a		22
IM	42	n/a	8	126		n/a		n/a		n/a		n/a
Institutional Class	$408	$89	$352	$221		$70		$168		$187		$5
Investor	16	4	57	3		n/a		n/a		n/a		n/a
Morgan	334	128	82	36		27		73		11		12
Premier	79	4	163	8		10		31		55		2
Reserve	20	5	1	12		—	(a)	5		76		1
Service	21	1	12	—	(a)	n/a		—	(a)	n/a		9

Total	$2,286	$309	$1,940	$449		$113		$519		$349		$58

(a)	Amount rounds to less than 500.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2017, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	107

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

G. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated Undistributed (Distributions in excess of) Net Investment Income	Accumulated Net Realized Gains (Losses)
U.S. Treasury Plus Money Market Fund	$113	$—	$(113)
Federal Money Market Fund	113	—	(113)
Tax Free Money Market Fund	—	(271)	271
Municipal Money Market Fund	—	(13)	13

The reclassifications for the Funds relate primarily to tax equalization and redesignation of distributions.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and generally paid monthly at an annual rate of 0.08% of each Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the year ended February 28, 2017, the effective annual rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class C, Cash Management, Eagle Class, E*Trade, Morgan, Reserve, and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Agency, Capital, Direct, IM, Institutional Class, Investor and Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class C	Cash Management	Eagle Class	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	0.50%	0.25%	n/a	n/a	0.25%	0.60%
Liquid Assets Money Market Fund	0.75	n/a	n/a	0.60%	0.10%	0.25	0.60
U.S. Government Money Market Fund	n/a	n/a	0.25	0.60	0.10	0.25	0.60
U.S. Treasury Plus Money Market Fund	0.75	n/a	0.25	n/a	0.10	0.25	0.60
Federal Money Market Fund	n/a	n/a	n/a	n/a	0.10	0.25	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	n/a	n/a	0.10	0.25	0.60
Tax Free Money Market Fund	n/a	n/a	0.25	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	n/a	0.25	0.60	0.10	0.25	0.60

JPMDS waived Distribution fees as outlined in Note 3.F.

In addition, JPMDS is entitled to receive the CDSC from redemptions of Class C Shares. For the year ended February 28, 2017, JPMDS retained the following amounts (in thousands):

CDSC
Prime Money Market Fund	$1
Liquid Assets Money Market Fund	1
U.S. Treasury Plus Money Market Fund	2

108	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.25%	0.15%	0.05%	0.30%	0.15%	0.30%
Liquid Assets Money Market Fund	0.25	0.15	0.05	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.15	0.05	n/a	0.15	0.30
U.S. Treasury Plus Money Market Fund	0.25	0.15	n/a	n/a	0.15	0.30
Federal Money Market Fund	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.15	0.05	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	0.15	0.30
Municipal Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.30

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.10%	0.35%	0.35%	0.30%	0.30%	0.30%
Liquid Assets Money Market Fund	0.30%	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Government Money Market Fund	0.30	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
Federal Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	0.30
Tax Free Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	0.30	0.30

The IM Shares do not pay a fee under the Shareholder Servicing Agreement.

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived shareholder servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds, except IM Shares, to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.97%	0.26%	0.18%	0.96%	0.30%	0.70%
Liquid Assets Money Market Fund	0.97	0.26	0.18	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.26	0.18	n/a	0.30	0.70
U.S. Treasury Plus Money Market Fund	0.97	0.26	n/a	n/a	0.30	0.70
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.26	0.18	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	0.26	n/a	n/a	0.30	0.70
Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	0.70

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	109

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	0.51%	0.52%	0.45%	0.70%	1.05%
Liquid Assets Money Market Fund	1.00%	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Government Money Market Fund	1.00	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	1.00	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the year ended February 28, 2017, and are in place until at least June 30, 2017.

In addition, the Funds’ service providers have voluntarily waived fees during the year ended February 28, 2017. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the year ended February 28, 2017, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution		Total	Contractual Reimbursements
Prime Money Market Fund	$235	$124	$23,163	$—		$23,522	$219
Liquid Assets Money Market Fund	417	581	2,610	—		3,608	3
U.S. Government Money Market Fund	17,351	11,557	47,574	—	(a)	76,482	355
U.S. Treasury Plus Money Market Fund	116	70	7,092	—	(a)	7,278	23
Federal Money Market Fund	866	578	1,199	—		2,643	—
100% U.S. Treasury Securities Money Market Fund	1,102	734	6,451	—		8,287	—	(a)
Tax Free Money Market Fund	857	569	3,911	—		5,337	—	(a)
Municipal Money Market Fund	504	337	709	—		1,550	1

	Voluntary Waivers
	Investment Advisory		Administration		Shareholder Servicing	Distribution	Total
Prime Money Market Fund	$356		$237		$2,745	$6,186	$9,524
Liquid Assets Money Market Fund	—	(a)	—	(a)	79	2,939	3,018
U.S. Government Money Market Fund	—		4		3,513	10,135	13,652
U.S. Treasury Plus Money Market Fund	—	(a)	1		826	2,915	3,742
Federal Money Market Fund	—	(a)	—		126	91	217
100% U.S. Treasury Securities Money Market Fund	—	(a)	—	(a)	2,148	1,481	3,629
Tax Free Money Market Fund	494		329		4,251	7,284	12,358
Municipal Money Market Fund	55		36		652	8,167	8,910

(a)	Amount rounds to less than 500.

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Funds may use related party broker-dealers. For the year ended February 28, 2017, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

110	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended February 28, 2017, the Funds below engaged in such transactions in the following amounts (amounts in thousands):

	Purchases	Sales	Realised Gain (Loss)
Prime Money Market Fund	$258,858	$142,452	$—
Liquid Assets Money Market Fund	13,006	—	—
Tax Free Money Market Fund	479,129	565,459	—
Municipal Money Market Fund	262,474	178,264	—

4. Class Specific Expenses

The Funds’ class specific gross expenses for the year ended February 28, 2017 were as follows (amounts in thousands):

	Distribution	Shareholder Servicing
Prime Money Market Fund
Class C	$165	$55
Agency	—	6,717
Capital	—	19,937
Cash Management	758	455
Direct	—	840
Eagle Class	697	836
Institutional Class	—	13,804
Investor	—	2,629
Morgan	—	3,928
Premier	—	4,475
Reserve	1,284	1,541
Service	5,727	2,864

	$8,631	$58,081

Liquid Assets Money Market Fund
Class C	$2,100	$700
Agency	—	113
Capital	—	414
E*Trade	1,454	727
Institutional Class	—	2,784
Investor	—	192
Morgan	967	3,384
Premier	—	309
Reserve	180	217
Service	169	85

	$4,870	$8,925

U.S. Government Money Market Fund
Agency	$—	$15,869
Capital	—	30,742
Direct	—	582
Eagle Class	1,932	2,319
E*Trade	100	50
Institutional Class	—	23,725
Investor	—	6,955
Morgan	2,137	7,480
Premier	—	22,235
Reserve	156	187
Service	7,854	3,927

	$12,179	$114,071

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	111

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

	Distribution		Shareholder Servicing
U.S. Treasury Plus Money Market Fund
Class C	$2,374		$791
Agency	—		1,623
Direct	—		420
Eagle Class	—	(a)	—	(a)
Institutional Class	—		11,561
Investor	—		273
Morgan	629		2,201
Premier	—		784
Reserve	884		1,061
Service	—	(a)	—	(a)

	$3,887		$18,714

Federal Money Market Fund
Agency	$—		$303
Institutional Class	—		2,669
Morgan	95		334
Premier	—		397
Reserve	5		6

	$100		$3,709

100% U.S. Treasury Securities Money Market Fund
Agency	$—		$2,027
Capital	—		5,502
Institutional Class	—		8,620
Morgan	1,435		5,024
Premier	—		3,211
Reserve	231		277
Service	—	(a)	—	(a)

	$1,666		$24,661

Tax Free Money Market Fund
Agency	$—		$469
Direct	—		—	(a)
Eagle Class	1,495		1,793
Institutional Class	—		9,109
Morgan	83		290
Premier	—		6,357
Reserve	8,715		10,459

	$10,293		$28,477

Municipal Money Market Fund
Agency	$—		$75
Eagle Class	820		984
E*Trade	6,423		3,212
Institutional Class	—		212
Morgan	355		1,243
Premier	—		75
Reserve	11		13
Service	2,517		1,258

	$10,126		$7,072

(a)	Amount rounds to less than 500.

112	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2017 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$30,342,501	$9,542	$(168)	$9,374

The tax character of distributions paid during the year ended February 28, 2017 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$284,725	$—	$—	$284,725
Liquid Assets Money Market Fund	14,300	43	—	14,343
U.S. Government Money Market Fund	327,630	—	—	327,630
U.S. Treasury Plus Money Market Fund	47,406	1	—	47,407
Federal Money Market Fund	7,100	—	—	7,100
100% U.S. Treasury Securities Money Market Fund	46,229	30	—	46,259
Tax Free Money Market Fund	27	565	31,827	32,419
Municipal Money Market Fund	106	175	1,492	1,773

*	Short-term gains are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 29, 2016 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Exempt Income	Total Distributions Paid
Prime Money Market Fund	$134,759	$—	$—	$134,759
Liquid Assets Money Market Fund	13,027	—	—	13,027
U.S. Government Money Market Fund	17,623	—	—	17,623
U.S. Treasury Plus Money Market Fund	3,741	—	—	3,741
Federal Money Market Fund	1,208	—	—	1,208
100% U.S. Treasury Securities Money Market Fund	2,326	13	—	2,339
Tax Free Money Market Fund	1,911	1,357	1,586	4,854
Municipal Money Market Fund	165	—	285	450

*	Short-term gains are treated as ordinary income for income tax purposes.

As of February 28, 2017, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Loss Carryover)	Tax Exempt Income	Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$16,198	$—	$—	$9,374
Liquid Assets Money Market Fund	433	—	—	—
U.S. Government Money Market Fund	31,348	—	—	—
U.S. Treasury Plus Money Market Fund	3,461	—	—	—
Federal Money Market Fund	695	—	—	—
100% U.S. Treasury Securities Money Market Fund	3,547	—	—	—
Tax Free Money Market Fund	62	139	4,242	—
Municipal Money Market Fund	38	44	150	—

The cumulative timing differences primarily consist of distributions payable and trustee deferred compensation.

Net Capital Losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of February 28, 2017, the following Fund deferred to March 1, 2017 the following net capital losses of (amounts in thousands):

Net Capital Losses
Short-Term
100% U.S. Treasury Securities Money Market Fund	$17

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	113

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

As of February 28, 2017, the Funds had no outstanding loans to another fund. Average loans made to another fund under the Facility for the year ended February 28, 2017, were as follows (amounts in thousands):

	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$15,376	42	$8
U.S. Government Money Market Fund	20,433	29	23

Interest earned as a result of lending money to another fund for the year ended February 28, 2017, if any, is included in Income from interfund lending (net) on the Statements of Operations.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the year ended February 28, 2017.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2017, the Funds had omnibus accounts which represented the following percentage of each Fund’s net assets:

	Number of Affiliates Omnibus Accounts	% of the Fund	Number of Non-Affiliates Omnibus Accounts	% of the Fund
Prime Money Market Fund	4	21.0%	—	—%
Liquid Assets Money Market Fund	6	62.4	2	11.5
U.S. Treasury Plus Money Market Fund	2	18.3	—	—
Federal Money Market Fund	3	56.4	1	16.5
100% U.S. Treasury Securities Money Market Fund	4	18.4	—	—
Tax Free Money Market Fund	3	27.2	3	67.3
Municipal Money Market Fund	5	38.6	3	59.0

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Municipal Money Market Fund and Tax Free Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Municipal Money Market Fund’s and Tax Free Money Market Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. At this time, management is currently assessing the anticipated impact of the Regulation S-X amendments on the Funds’ financial statements and related disclosures.

114	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust II and the Shareholders of JPMorgan Prime Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Municipal Money Market Fund and JPMorgan U.S. Government Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Prime Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Tax Free Money Market Fund (each a separate series of JPMorgan Trust I) and JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan Municipal Money Market Fund (each a separate series of JPMorgan Trust II) (hereafter collectively referred to as the “Funds”) as of February 28, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of February 28, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 26, 2017

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	115

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	153	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	153	Trustee, Museum of Jewish Heritage (2011-present); Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington (1950); Trustee of Trusts since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	152	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	153	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	153	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	153	None

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	153	None

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	153	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	153	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

116	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	153	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	153	None

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	153	None

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (153 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	117

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014)

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)*	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Fitzgerald has been with JPMorgan Chase since 2005.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986) Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2017; Vice President, JPMorgan Funds Management, Inc. from August 2012 to January 2016; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

118	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2016, and continued to hold your shares at the end of the reporting period, February 28, 2017.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Prime Money Market Fund
Class C
Actual	$1,000.00	$1,000.60	$3.57	0.72%
Hypothetical	1,000.00	1,021.22	3.61	0.72
Agency
Actual	1,000.00	1,003.60	1.29	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
Capital
Actual	1,000.00	1,004.00	0.84	0.17
Hypothetical	1,000.00	1,023.95	0.85	0.17
IM
Actual	1,000.00	1,004.00	0.84	0.17
Hypothetical	1,000.00	1,023.95	0.85	0.17
Institutional Class
Actual	1,000.00	1,003.90	0.99	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20
Morgan
Actual	1,000.00	1,002.30	2.58	0.52
Hypothetical	1,000.00	1,022.22	2.61	0.52
Premier
Actual	1,000.00	1,002.60	2.23	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Reserve
Actual	1,000.00	1,001.50	3.18	0.64
Hypothetical	1,000.00	1,021.62	3.21	0.64

Liquid Assets Money Market Fund
Class C
Actual	1,000.00	1,000.40	2.78	0.56
Hypothetical	1,000.00	1,022.02	2.81	0.56

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	119

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Liquid Assets Money Market Fund (continued)
Agency
Actual	$1,000.00	$1,003.00	$1.29	0.26%
Hypothetical	1,000.00	1,023.51	1.30	0.26
Capital
Actual	1,000.00	1,003.40	0.89	0.18
Hypothetical	1,000.00	1,023.90	0.90	0.18
Institutional Class
Actual	1,000.00	1,003.30	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21
Investor
Actual	1,000.00	1,001.90	2.33	0.47
Hypothetical	1,000.00	1,022.46	2.36	0.47
Morgan
Actual	1,000.00	1,001.60	2.53	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51
Premier
Actual	1,000.00	1,002.10	2.23	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Reserve
Actual	1,000.00	1,001.20	3.13	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63

U.S. Government Money Market Fund
Agency
Actual	1,000.00	1,001.30	1.24	0.25
Hypothetical	1,000.00	1,023.55	1.25	0.25
Capital
Actual	1,000.00	1,001.90	0.69	0.14
Hypothetical	1,000.00	1,024.10	0.70	0.14
Direct
Actual	1,000.00	1,001.20	1.39	0.28
Hypothetical	1,000.00	1,023.41	1.40	0.28
Eagle Class
Actual	1,000.00	1,000.10	2.53	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51
E*Trade
Actual	1,000.00	1,000.10	2.78	0.56
Hypothetical	1,000.00	1,022.02	2.81	0.56
IM
Actual	1,000.00	1,001.90	0.69	0.14
Hypothetical	1,000.00	1,024.10	0.70	0.14
Institutional Class
Actual	1,000.00	1,001.70	0.84	0.17
Hypothetical	1,000.00	1,023.95	0.85	0.17
Investor
Actual	1,000.00	1,000.30	2.28	0.46
Hypothetical	1,000.00	1,022.51	2.31	0.46
Morgan
Actual	1,000.00	1,000.10	2.48	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
Premier
Actual	1,000.00	1,000.50	2.13	0.43
Hypothetical	1,000.00	1,022.66	2.16	0.43

120	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
U.S. Government Money Market Fund (continued)
Reserve
Actual	$1,000.00	$1,000.10	$2.58	0.52%
Hypothetical	1,000.00	1,022.22	2.61	0.52
Service
Actual	1,000.00	1,000.10	2.58	0.52
Hypothetical	1,000.00	1,022.22	2.61	0.52

U.S. Treasury Plus Money Market Fund
Class C
Actual	1,000.00	1,000.00	2.48	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
Agency
Actual	1,000.00	1,001.20	1.29	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
Direct
Actual	1,000.00	1,001.00	1.49	0.30
Hypothetical	1,000.00	1,023.31	1.51	0.30
Eagle Class
Actual	1,000.00	1,000.00	2.43	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
IM
Actual	1,000.00	1,001.60	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Institutional Class
Actual	1,000.00	1,001.40	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21
Investor
Actual	1,000.00	1,000.20	2.28	0.46
Hypothetical	1,000.00	1,022.51	2.31	0.46
Morgan
Actual	1,000.00	1,000.00	2.38	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48
Premier
Actual	1,000.00	1,000.30	2.13	0.43
Hypothetical	1,000.00	1,022.66	2.16	0.43
Reserve
Actual	1,000.00	1,000.00	2.48	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
Service
Actual	1,000.00	1,000.00	2.43	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49

Federal Money Market Fund
Agency
Actual	1,000.00	1,001.30	1.29	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
Institutional Class
Actual	1,000.00	1,001.50	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21
Morgan
Actual	1,000.00	1,000.10	2.33	0.47
Hypothetical	1,000.00	1,022.46	2.36	0.47
Premier
Actual	1,000.00	1,000.40	2.13	0.43
Hypothetical	1,000.00	1,022.66	2.16	0.43
Reserve
Actual	1,000.00	1,000.10	2.28	0.46
Hypothetical	1,000.00	1,022.51	2.31	0.46

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	121

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
100% U.S. Treasury Securities Money Market Fund
Agency
Actual	$1,000.00	$1,001.00	$1.29	0.26%
Hypothetical	1,000.00	1,023.51	1.30	0.26
Capital
Actual	1,000.00	1,001.40	0.89	0.18
Hypothetical	1,000.00	1,023.90	0.90	0.18
Institutional Class
Actual	1,000.00	1,001.30	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21
Morgan
Actual	1,000.00	1,000.00	2.28	0.46
Hypothetical	1,000.00	1,022.51	2.31	0.46
Premier
Actual	1,000.00	1,000.20	2.08	0.42
Hypothetical	1,000.00	1,022.71	2.11	0.42
Reserve
Actual	1,000.00	1,000.00	2.23	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Service
Actual	1,000.00	1,000.00	2.28	0.46
Hypothetical	1,000.00	1,022.51	2.31	0.46

Tax Free Money Market Fund
Agency
Actual	1,000.00	1,002.10	1.29	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
Direct
Actual	1,000.00	1,001.90	1.44	0.29
Hypothetical	1,000.00	1,023.36	1.45	0.29
Institutional Class
Actual	1,000.00	1,002.30	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21
Morgan
Actual	1,000.00	1,000.50	2.93	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59
Premier
Actual	1,000.00	1,001.20	2.23	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Reserve
Actual	1,000.00	1,000.20	3.22	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65

Municipal Money Market Fund
Agency
Actual	1,000.00	1,002.40	1.29	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
Eagle Class
Actual	1,000.00	1,000.40	3.32	0.67
Hypothetical	1,000.00	1,021.47	3.36	0.67
Institutional Class
Actual	1,000.00	1,002.70	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21
Morgan
Actual	1,000.00	1,000.80	2.93	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59

122	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Municipal Money Market Fund (continued)
Premier
Actual	$1,000.00	$1,001.50	$2.23	0.45%
Hypothetical	1,000.00	1,022.56	2.26	0.45
Reserve
Actual	1,000.00	1,000.40	3.37	0.68
Hypothetical	1,000.00	1,021.42	3.41	0.68
Service
Actual	1,000.00	1,000.20	3.52	0.71
Hypothetical	1,000.00	1,021.27	3.56	0.71

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	123

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2017. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2017. The information necessary to complete your income tax returns for the calendar year ending December 31, 2017 will be provided under separate cover.

Long Term Capital Gain

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2017 (amounts in thousands):

Long-Term Capital Gain Distribution
Liquid Assets Money Market Fund	$43
U.S. Treasury Plus Money Market Fund	1
100% U.S. Treasury Securities Money Market Fund	30
Tax Free Money Market Fund	565
Municipal Money Market Fund	175

Qualified Interest Income (QII) and Short Term Capital Gain

Each fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2017 (amounts in thousands):

	Qualified Interest Income	Short-Term Gain
Prime Money Market Fund	$155,691	$1,002
Liquid Assets Money Market Fund	8,352	59
U.S. Government Money Market Fund	324,536	3,094
U.S. Treasury Plus Money Market Fund	47,355	51
Federal Money Market Fund	7,025	75
100% U.S. Treasury Securities Money Market Fund	45,910	320

Tax-Exempt Income

Each fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 28, 2017 (amounts in thousands):

Exempt Distributions Paid
Tax Free Money Market Fund	$31,827
Municipal Money Market Fund	1,492

Treasury Income

Each fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2017:

Income from U.S. Treasury Obligations
Prime Money Market Fund	2.1%
Liquid Assets Money Market Fund	1.3
U.S. Government Money Market Fund	9.3
U.S. Treasury Plus Money Market Fund	56.6
Federal Money Market Fund	14.0
100% U.S. Treasury Securities Money Market Fund	97.3

124	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾ Social Security number and account balances

◾ transaction history and account transactions

◾ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾ open an account or provide contact information

◾ give us your account information or pay us by check

◾ make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾ sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾ affiliates from using your information to market to you

◾ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. February 2017.	AN-MMKT-217

Annual Report

J.P. Morgan Income Funds

February 28, 2017

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 22, 2017 (Unaudited)

Dear Shareholders,

For most of the past twelve months, the U.S. economy was one of the few bright spots among developed nations as most of Europe and Japan struggled with low or negative economic growth. However, by the end of February 2017 there emerged clear signals that the world’s 20 largest economies were moving in a more synchronized fashion that could lead to an accelerating global economy.

“While the global economy appeared to grow more synchronized during the twelve months ended February 28, 2017, there also emerged political uncertainties in the U.S. and Europe.”

Indeed, the World Bank has estimated that global economic growth in 2017 will rise by 2.7% compared with 2.3% in 2016 and economists generally expect each of the world’s 20 largest economies will see an increase in gross domestic product in 2017.

In the 19-nation euro zone, manufacturing activity rose in February 2017 for the sixth consecutive month and reached levels not seen in nearly six years. Economic confidence surveys have been the strongest since 2011. While unemployment across the euro zone remained nearly twice that of the U.S., the jobless rate fell faster than expected in early 2017 to its lowest level since 2009. Importantly, euro zone inflation reached the European Central Bank’s target of 2.0% in February 2017, which provided further evidence that the risk of a painful deflationary spiral had receded.

Meanwhile, Chinese factory activity was stronger than economists expected in February 2017 and more broadly, Chinese economic stimulus measures initiated in 2016 appeared to bolster trade throughout Asia. In Japan, corporate profits were estimated at record highs even in the face of a stronger yen. South Korean exports grew in February 2017 for the fourth consecutive month. Economic data from Australia and India showed signs of stronger growth.

To a certain extent, the healthier global economy was supported by a rebound in global oil prices, which reached 15-month highs in October 2016. Prices for other commodities also rose during 2016, helping growth in those emerging market nations reliant on natural resource exports.

In the U.S., the pace of economic expansion was sufficient to persuade the Federal Reserve Bank to raise interest rates in December 2016 and again in March 2017. Meanwhile, leading stock market indexes hit record highs in late 2016 and early 2017 amid strength in corporate profits and the broader U.S. economy. Investor expectations that the Republican Party’s newly-won control of the U.S. presidency along with its majorities in both houses of the U.S. Congress would bolster economic growth while lowering certain taxes further supported U.S. financial assets.

While the global economy appeared to grow more synchronized during the twelve months ended February 28, 2017, there also emerged political uncertainties in the U.S. and Europe. In the U.K., a populist drive to exit the European Union won a surprise victory in mid-2016. While global financial markets generally rebounded from the sharp sell-off that followed the June 23rd referendum, the ultimate impact of the so-called Brexit remained uncertain and was seen as a drag on the U.K. economy. In November, Donald Trump, who campaigned on a platform that included tighter restrictions on immigration and protective trade policies, won the U.S. presidency. While voters in the Netherlands declined to give the anti-immigrant Party for Freedom a majority in the lower house of Parliament, populist parties were vying for power in France, Germany and elsewhere.

Each of these parties and their leaders — both in the U.S. and elsewhere — share broad policy goals that prioritize restricting immigration and shunning supranational trade agreements. Given that immigration and free trade are key drivers of economic growth in advanced, post-industrial nations, it remains to be seen how much electoral support these shared agendas would earn.

In the face of all this, U.S. and foreign financial markets generally rewarded investors with positive returns for the twelve months through February 28, 2017. Over time, we believe financial markets will continue to reward those investors who maintain patience and discipline in the context of a properly diversified portfolio.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

U.S. financial markets generally provided positive returns for the twelve month reporting period amid continued growth in the U.S. economy and rising domestic interest rates. While U.S. equity outperformed most other asset classes, commodities and corporate bonds also had positive returns. At the end of June 2016, the U.K.’s vote to exit from the European Union led to a global sell-off in financial markets. However, U.S. markets rebounded within a month.

Commodities prices stabilized during the reporting period and global oil prices reached 15-month highs in October. Oil prices were further bolstered by the Organization of Petroleum Exporting Countries’ decision to curb production.

In the November 8, 2016, elections, the Republican Party won control of the presidency and retained its majority in both houses of the U.S. Congress. In the following months, key U.S. equity benchmarks reached multiple record high closings. While U.S. Treasury bonds underperformed other bond market sectors, corporate bonds and high yield bonds (also known as “junk bonds”) posted positive returns as investors sought higher yields on fixed-income assets. For the twelve months ended February 28, 2017, the Bloomberg Barclays U.S. Aggregate Index returned 1.42% and the Bloomberg Barclays High Yield Corporate Index returned 21.83%.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Corporate Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

Reporting Period Return:
Fund (Class I Shares)[1]*	6.44%
Bloomberg Barclays U.S. Aggregate Index	1.42%
Bloomberg Barclays U.S. Corporate Index	6.41%

Net Assets as of 2/28/2017 (In Thousands)	$1,947,647
Duration as of 2/28/2017	7.2 Years

INVESTMENT OBJECTIVE**

The JPMorgan Corporate Bond Fund (the “Fund”) seeks to provide total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund’s Class I shares outperformed both the Bloomberg Barclays U.S. Aggregate Index (the “Index”) and the Bloomberg Barclays U.S. Corporate Index (the “Benchmark”). Relative to the Index, the Fund’s overall security selection and bias toward lower quality bonds contributed to its outperformance.

The Fund’s security selection in the technology sector made a positive contribution to performance relative to the Benchmark. The Fund’s security selection in the consumer non-cyclical sector also made a positive contribution to relative performance.

The Fund’s overweight position in the financials sector detracted from performance relative to the Benchmark. Industrial corporate bond returns were supported by strong performance in commodity related sectors during the reporting period and the Fund’s underweight position in the industrials and energy sectors also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s managers relied on a thorough research process with a particular emphasis on three key areas: macro credit strategy, which determines the credit bias of the portfolio, sector strategy that helps determine the sector weightings of the portfolio, and individual security strategy. This approach was used to create an investable universe of securities to be included in the Fund’s portfolio. Over the twelve month reporting period, the managers trimmed investment positions selectively as profit opportunities presented themselves. The Fund continued to invest in new issues that looked attractive in the opinion of the portfolio managers.

PORTFOLIO COMPOSITION***
Corporate Bonds	98.0%
Asset-Backed Securities	1.1
Short-Term Investments	0.9

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	3

JPMorgan Corporate Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	SINCE INCEPTION

CLASS A SHARES	March 1, 2013
With Sales Charge*		2.08%	2.36%	1.86%
Without Sales Charge		6.08	3.66	2.84
CLASS C SHARES	March 1, 2013
With CDSC**		4.60	3.14	2.36
Without CDSC		5.60	3.14	2.36
CLASS R6 SHARES	March 1, 2013	6.55	4.01	3.23
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	March 1, 2013	6.44	3.95	3.13

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Corporate Bond Fund, the Bloomberg Barclays U.S. Aggregate Index, the Bloomberg Barclays U.S. Corporate Index and the Lipper Corporate Debt Funds BBB-Rated Index from March 1, 2013 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index and the Bloomberg Barclays U.S. Corporate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg Barclays U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that meet specified maturity, liquidity and quality requirements. Securities in the Index roll up to the U.S. Credit and U.S. Aggregate Indices. The Bloomberg Barclays U.S. Corporate Index was launched on January 1, 1973. The performance of the Lipper Corporate Debt Funds BBB-Rated Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Lipper Corporate Debt Funds BBB-Rated Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Emerging Markets Corporate Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Corporate Debt Fund (the “Fund”) seeks to provide total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund’s Class I Shares outperformed both the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) and the JPMorgan Corporate Markets Bond Index Diversified (the “Index”). The Fund’s allocation and security selection in Latin America were leading contributors to performance relative to the CEMBI Broad Diversified.

Relative to the Index, the Fund’s overweight position and security selection in Latin America, particularly in Colombia, Brazil and Mexico, were leading contributors to performance. In Colombia, the Fund benefitted from receiving new shares in the bankruptcy restructuring of Pacific Exploration & Production Corp.

The Fund’s underweight position in Zambia and its security selection in India were leading detractors from performance relative to the Index. The Fund’s investments in Zambia benefitted from the global recovery in commodities prices during the reporting period. The Fund’s allocation to cash via money market funds, which was used to maintain adequate liquidity for Fund operations, also detracted from performance relative to the Index.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers combined top down macro-economic research with bottom up fundamental credit and country analysis. The Fund invested in emerging markets corporate debt, structured as corporate bonds and debt securities, loan assignments, commitments to purchase loan assignments, private placements, restricted securities, and variable and floating rate instruments. During the reporting period, the Fund invested mainly in U.S. dollar denominated debt investments and was overweight in Latin America and underweight in Asia.

PORTFOLIO COMPOSITION***
Corporate Bonds	86.6%
Foreign Government Securities	2.0
Others (each less than 1.0%)	1.9
Short-Term Investment	9.5

REPORTING PERIOD RETURN:

Fund (Class I Shares)[1]*	13.02%
JPMorgan Corporate Emerging Markets Bond Index Broad Diversified	11.81%
JPMorgan Corporate Emerging Markets Bond Index Diversified	12.65%

Net Assets as of 2/28/2017 (In Thousands)	$239,283
Duration as of 2/28/2017	4.6 Years

PORTFOLIO COMPOSITION BY COUNTRY***
Brazil	10.3%
China	7.3
India	7.1
Russia	5.9
Mexico	4.5
Peru	4.0
United Arab Emirates	4.0
Argentina	3.7
Colombia	3.5
Hong Kong	3.5
Chile	3.3
Singapore	3.3
Israel	2.7
Guatemala	2.5
South Korea	2.5
Turkey	2.1
Indonesia	2.0
Jamaica	1.7
Nigeria	1.6
Netherlands	1.6
Kuwait	1.5
Panama	1.3
Luxembourg	1.3
Barbados	1.2
Others (each less than 1.0%)	8.1
Short-Term Investment	9.5

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	5

JPMorgan Emerging Markets Corporate Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	SINCE INCEPTION

CLASS A SHARES	September 4, 2013
With Sales Charge*		8.59%	3.23%	4.32%
Without Sales Charge		12.79	4.54	5.48
CLASS C SHARES	September 4, 2013
With CDSC**		11.21	4.01	4.94
Without CDSC		12.21	4.01	4.94
CLASS R6 SHARES	September 4, 2013	13.32	5.06	5.99
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	September 4, 2013	13.02	4.79	5.72

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/4/13 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 4, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Emerging Markets Corporate Debt Fund, the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (“CEMBI Broad Diversified”) and the JPMorgan Corporate Emerging Markets Bond Index Diversified (“CEMBI Diversified”) from September 4, 2013 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the CEMBI Broad Diversified and the CEMBI Diversified does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The CEMBI Broad Diversified and CEMBI Diversified are administered by JPMorgan Securities, Inc., an affiliate of the adviser. The CEMBI Broad Diversified and the CEMBI Diversified are each an expansion of the JPMorgan Corporate Emerging Markets Bond Index (“CEMBI”). The CEMBI is a market capitalization weighted index consisting of U.S. dollar denominated emerging market corporate bonds. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on September 4, 2013 until August 29, 2014, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Debt Fund’s (the “Fund”) goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund’s Class I Shares underperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified (the “Benchmark”).

The Fund’s security selections in Venezuela and Turkey were leading detractors from performance relative to the Benchmark. Volatility in Venezuelan bonds was driven by an ongoing economic crisis and commodity price volatility. Turkish bond price volatility was partly due to the failed military coup in July 2016 and a weakening domestic economy. The Fund’s exposure to the U.S. dollar also detracted from relative performance in the early part of the reporting period.

The Fund’s overweight allocation and security selection in Latin America, particularly in Brazil and Ecuador, were leading contributors to relative performance. During the reporting period, Brazil’s economy continued to improve. Ecuador’s economy benefitted from more stable commodity prices, particularly for crude oil.

The Fund’s overall shorter duration profile relative to the Benchmark in the latter part of the reporting period also made a positive contribution to relative performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

The Fund was managed with a focus on weighted spread duration versus the Benchmark. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between bonds from a specific sector or country and U.S. Treasury securities. Generally, the prices of bonds from a specific sector or country will increase when spreads tighten and decrease when spreads widen. Weighted spread duration

REPORTING PERIOD RETURN:

Fund (Class I Shares) [1]*	11.39%
J.P. Morgan Emerging Markets Bond Index Global Diversified	12.05%

Net Assets as of 2/28/2017 (In Thousands)	$966,323
Duration as of 2/28/2017	6.6 Years

refers to the Fund’s overweight positions in countries and sectors that the Fund’s portfolio managers believe are more likely to benefit from tightening spreads and underweight positions in countries and sectors that they believe are more likely to be negatively impacted by widening spreads. The Fund’s portfolio managers combined top-down macroeconomic research with bottom-up fundamental research to implement these overweight and underweight positions.

In addition, the Fund’s portfolio managers used currency derivatives to take positions in currencies based on their top-down macroeconomic research, as well as to hedge several of the Fund’s foreign-denominated securities back to the U.S. dollar. The Fund also used U.S. Treasury futures to hedge the duration (price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates) of the Fund back to the Benchmark. As of February 28, 2017, the Fund’s top five overweight and underweight positions based on the weighted spread duration versus the Benchmark are summarized in the table below.

Country Weighted Spread Duration	Relative to Benchmark

Top 5 Overweights:
Argentina	0.12
Paraguay	0.10
Dominican Republic	0.10
Costa Rica	0.09
Nigeria	0.08
Top 5 Underweights:
Peru	–0.14
Malaysia	–0.14
Chile	–0.13
China	–0.13
Philippines	–0.12

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	7

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

PORTFOLIO COMPOSITION*
Foreign Government Securities	75.6%
Corporate Bonds	23.6
U.S. Treasury Obligation	0.2
Short-Term Investment	0.6

PORTFOLIO COMPOSITION BY COUNTRY*
Mexico	6.8%
Argentina	6.7
Brazil	6.0
Indonesia	4.5
Lebanon	4.3
Ukraine	3.9
Dominican Republic	3.5
Colombia	3.1
Russia	3.1
Hungary	3.0
Turkey	3.0
South Africa	3.0
Kazakhstan	2.9
Sri Lanka	2.9
Panama	2.7
Ecuador	2.3
Venezuela	2.2
Philippines	2.1
Egypt	2.0
Costa Rica	1.9
El Salvador	1.7
Peru	1.6
Chile	1.5
Paraguay	1.5
Uruguay	1.5
Croatia	1.2
Azerbaijan	1.1
Zambia	1.1
Iraq	1.1
Serbia	1.0
Nigeria	1.0
Romania	1.0
Pakistan	1.0
Others (each less than 1.0%)	13.2
Short-Term Investment	0.6

*	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	June 30, 2006
With Sales Charge*		6.97%	3.16%	4.41%
Without Sales Charge		11.14	3.95	4.81
CLASS C SHARES	June 30, 2006
With CDSC**		9.50	3.42	4.29
Without CDSC		10.50	3.42	4.29
CLASS R5 SHARES	May 15, 2006	11.63	4.43	5.29
CLASS R6 SHARES	July 2, 2012	11.66	4.47	5.31
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	April 17, 1997	11.39	4.20	5.06

*	Salest Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/07 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective March 31, 2015, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Emerging Markets Debt Fund, the J.P. Morgan Emerging Markets Bond Index Global Diversified and the Lipper Emerging Market Hard Currency Debt Funds Index from February 28, 2007 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the J.P. Morgan Emerging Markets Bond Index Global Diversified does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Emerging Market Hard Currency Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The J.P. Morgan Emerging Markets Bond Index

Global Diversified tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The performance of the Index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Index is administered by JPMorgan Securities Inc., an affiliate of the adviser. The Lipper Emerging Market Hard Currency Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund is also subject to the additional risk of non-diversified “regional” fund investing.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	9

JPMorgan Strategic Income Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

Reporting Period Return:
Fund (Class I Shares)[1]*	11.86%
Bloomberg Barclays U.S. Universal Index	3.20%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.39%

Net Assets as of 2/28/2017 (In Thousands)	$12,420,881
Duration as of 2/28/2017	6.0 Years

INVESTMENT OBJECTIVE**

The JPMorgan Strategic Income Opportunities Fund (the “Fund”) seeks to provide high total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to an index during the reporting period. The Fund attempts to achieve a positive total return in diverse market environments over time and accordingly, the Fund was not required to meet target index weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to an index, its return was compared to the Bloomberg Barclays U.S. Universal Index (the “Index”) and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. For the twelve months ended February 28, 2017, the Fund’s Class I Shares outperformed both the Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

During the twelve month reporting period, high yield bonds (also known as “junk bonds”) generally outperformed other sectors of the bond market amid continued growth in the U.S. economy, investor demand for higher-yielding assets and investor expectations of beneficial policies from the Trump administration and the Republican majority in the U.S. Congress.

The Fund’s allocation to high yield bonds and high yield credit default swaps (where the fund sold protection to establish long positions) was a leading contributor to absolute performance and performance relative to the Index. The Fund’s allocation to commercial mortgage-backed securities also contributed to absolute and relative performance.

The Fund’s short positions in emerging markets debt and investment grade corporate credit, as well as its positions in collateralized mortgage obligations, were leading detractors from both absolute performance and performance relative to the Index during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund, which has the capability to be 100% invested in cash, held a cash position of approximately 27% of net assets at the end of the reporting period. A portion of the Fund’s cash position (representing approximately 1% of the total cash allocation) was held to support derivative positions that were used as substitutes for securities. The remaining cash position was held as investible cash. As of the end of the reporting period, the Fund used credit default swaps to establish long positions in the high yield sector and short positions in the investment grade corporate credit and emerging markets debt sectors.

LONG POSITION PORTFOLIO COMPOSITION***
Corporate Bonds	47.4%
Loan Assignments	8.3
Asset-Backed Securities	4.8
Collateralized Mortgage Obligations	4.0
Private Placements	3.0
Closed End Funds	1.0
Others (each less than 1.0%)	2.3
Short-Term Investments	29.2

SHORT POSITION PORTFOLIO COMPOSITION****
Corporate Bonds	100.0%

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total long investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.
****	Percentages indicated are based on total short investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION

CLASS A SHARES	October 10, 2008
With Sales Charge*		7.36%	2.37%	4.87%
Without Sales Charge		11.60	3.15	5.35
CLASS C SHARES	October 10, 2008
With CDSC**		9.97	2.63	4.82
Without CDSC		10.97	2.63	4.82
CLASS R5 SHARES	October 10, 2008	12.16	3.63	5.83
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	October 10, 2008	11.86	3.39	5.61

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (10/10/08 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on October 10, 2008.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Strategic Income Opportunities Fund, the Bloomberg Barclays U.S. Universal Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Alternative Credit Focus Funds Index from October 10, 2008 to February 28, 2017. Return information prior to September 30, 2011 for the Lipper Alternative Credit Focus Funds Index is not provided by Lipper, Inc. The performance of the Lipper Alternative Credit Focus Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper Alternative Credit Focus Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Alternative Credit Focus Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	11

JPMorgan Total Return Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

Reporting Period Return:
Fund (Class I Shares)[1]*	5.12%
Bloomberg Barclays U.S. Aggregate Index	1.42%

Net Assets as of 2/28/2017 (In Thousands)	$562,036
Duration as of 2/28/2017	5.5 Years

INVESTMENT OBJECTIVE**

The JPMorgan Total Return Fund (the “Fund”) seeks to provide high total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund (Class I Shares) outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”). During the period, high yield bonds (also known as “junk bonds”) generally outperformed investment grade debt. The Fund’s out-of-Benchmark position in high yield bonds and its allocation to investment grade corporate debt were leading contributors to both absolute performance and performance relative to the Benchmark.

The Fund’s shorter duration profile also contributed to relative performance as interest rates rose during the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

The Fund’s allocation to non-corporate debt, mostly sovereign debt, was a leading detractor from both absolute and relative performance during the twelve month reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund had an overweight position in the high yield and non-agency mortgage sectors and an underweight position in the emerging markets debt and sovereign debt sectors.

The Fund’s portfolio managers used credit default swaps to initiate long exposures (overweights) in areas of the market that they believed were attractively valued and short positions (underweights) in areas that they felt were not attractive from a valuation perspective. When derivatives were used as a substitute for securities, the Fund kept cash invested in money market funds to support those positions.

LONG POSITION PORTFOLIO COMPOSITION***
Corporate Bonds	47.3%
Mortgage-Backed Securities	20.9
U.S. Treasury Obligations	3.6
U.S. Government Agency Securities	1.6
Asset-Backed Securities	1.3
Collateralized Mortgage Obligations	1.2
Others (each less than 1.0%)	1.1
Short-Term Investments	23.0

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total long investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	June 16, 2008
With Sales Charge*		1.07%	2.57%	5.24%
Without Sales Charge		5.03	3.36	5.70
CLASS C SHARES	June 16, 2008
With CDSC**		3.35	2.66	5.02
Without CDSC		4.35	2.66	5.02
CLASS R2 SHARES	March 18, 2014	4.50	3.13	5.67
CLASS R5 SHARES	June 16, 2008	5.21	3.56	5.92
CLASS R6 SHARES	March 18, 2014	5.17	3.58	5.93
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	June 16, 2008	5.12	3.44	5.81

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/16/08 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 16, 2008.

The returns for Class R2 and Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns of Class R2 and Class R6 Shares would have been different than those shown because Class R2 and Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Total Return Fund, the Bloomberg Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index from June 16, 2008 to February 28, 2017. The performance of the Lipper Core Plus Bond Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Plus Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Plus Bond Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	13

JPMorgan Unconstrained Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

REPORTING PERIOD RETURN:

Fund (Class I Shares)*[1]	7.16%
Bloomberg Barclays U.S. Aggregate Index (formerly the Barclays U.S. Aggregate Index)	1.42%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.39%

Net Assets as of 2/28/2017 (In Thousands)	$2,738,689
Duration as of 2/28/2017	2.3 years

INVESTMENT OBJECTIVE**

The JPMorgan Unconstrained Debt Fund (the “Fund”) seeks to provide long-term total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Index”). During the reporting period, high yield bonds (also known as “junk bonds”) generally outperformed investment grade bonds. The Fund’s allocation to high yield bonds, which are not held in the Index, was a leading contributor to performance relative to the Index.

During the reporting period, the Fund’s security selection in investment grade bonds and securitized debt was a leading contributor to absolute performance, while the Fund’s exposure to foreign currencies through investments in emerging markets local debt was a modest detractor from absolute performance.

HOW WAS THE FUND POSITIONED?

During the twelve month period, the Fund was invested in investment grade corporate debt, high yield corporate debt, asset-backed securities, mortgage-backed securities, U.S. Treasury securities, developed market sovereign bonds, municipal securities and emerging market debt.

Throughout the reporting period, the Fund’s managers sought to invest opportunistically across different markets and sectors. The managers applied a flexible investment approach that allowed the Fund to shift its allocations based on changing market conditions during the reporting period.

The Fund’s managers reduced their allocation to European high yield bonds and rotated into U.S. high yield bonds during the reporting period, a move that accelerated following the U.S. elections in November 2016. The managers also increase their allocation to investment grade bonds and selectively increased the Fund’s exposure to emerging markets debt denominated in local currencies. The managers reduced the Fund’s exposure to agency mortgage-backed securities and increased the Fund’s position in commercial mortgage-backed securities.

The Fund’s duration was adjusted throughout the reporting period, decreasing to 2.30 years at the end of February 2017 from 3.05 years at the end of February 2016. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

PORTFOLIO COMPOSITION***
Corporate Bonds	39.5%
Foreign Government Securities	12.5
U.S. Treasury Obligations	9.6
Mortgage-Backed Security	9.2
Asset-Backed Securities	9.0
Commercial Mortgage-Backed Securities	8.6
Collateralized Mortgage Obligations	4.8
Convertible Bonds	4.1
Others (each less than 1.0%)	1.7
Short-Term Investment	1.0

PORTFOLIO COMPOSITION BY COUNTRY***
United States	72.8%
Japan	5.0
United Kingdom	3.3
Cayman Islands	2.4
Brazil	1.9
Mexico	1.9
Russia	1.9
France	1.5
Netherlands	1.4
Canada	1.1
Luxembourg	1.1
Switzerland	1.0
Others (each less than 1.0%)	3.7
Short-Term Investment	1.0

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	December 1, 2010
With Sales Charge*		2.77%	1.92%	2.37%
Without Sales Charge		6.76	2.71	3.00
CLASS C SHARES	December 1, 2010
With CDSC**		5.32	2.21	2.49
Without CDSC		6.32	2.21	2.49
CLASS R2 SHARES	December 1, 2010	6.51	2.45	2.74
CLASS R5 SHARES	December 1, 2010	7.32	3.16	3.46
CLASS R6 SHARES	November 1, 2011	7.36	3.23	3.50
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	December 1, 2010	7.16	2.98	3.27

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (12/1/10 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on December 1, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have lower expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Unconstrained Debt Fund, the Bloomberg Barclays U.S. Aggregate Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Alternative Credit Focus Funds Index from December 1, 2010 to February 28, 2017. Return information prior to September 30, 2011 for the Lipper Alternative Credit Focus Funds Index is not provided by Lipper, Inc. The performance of the Lipper Alternative Credit Focus Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Alternative Credit Focus Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Alternative Credit Focus Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	15

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 1.0%
3,510	Air Canada Pass-Through Trust, (Canada), Series 2015-1, Class A, 3.600%, 03/15/27 (e)	3,475
	American Airlines Pass-Through Trust,
1,329	Series 2013-1, Class A, 4.000%, 07/15/25	1,386
476	Series 2013-2, Class A, 4.950%, 01/15/23	508
4,015	Series 2016-3, Class AA, 3.000%, 10/15/28	3,859
1,515	Commonwealth Edison Co., 4.350%, 11/15/45	1,600
	Delta Air Lines Pass-Through Trust,
613	Series 2007-1, Class A, 6.821%, 08/10/22	709
763	Series 2010-1, Class A, 6.200%, 07/02/18	797
1,445	Duke Energy Carolinas LLC, 3.875%, 03/15/46	1,439
	United Airlines Pass-Through Trust,
4,700	Series 2016-1, Class A, 3.450%, 07/07/28	4,630
875	Series 2016-1, Class AA, 3.100%, 07/07/28	863
537	US Airways Pass-Through Trust, Series 2013-1, Class A, 3.950%, 11/15/25	552

	Total Asset-Backed Securities (Cost $19,930)	19,818

Corporate Bonds — 94.4%
	Consumer Discretionary — 6.8%
	Auto Components — 0.1%
	Dana, Inc.,
1,500	5.500%, 12/15/24	1,567
1,000	6.000%, 09/15/23	1,054

		2,621

	Automobiles — 1.4%
	Daimler Finance North America LLC, (Germany),
8,735	1.500%, 07/05/19 (e)	8,628
9,690	2.250%, 03/02/20 (e)	9,685
2,435	Ford Motor Co., 5.291%, 12/08/46	2,528
	General Motors Co.,
3,537	5.000%, 04/01/35	3,572
1,935	5.200%, 04/01/45	1,948

		26,361

	Diversified Consumer Services — 0.0% (g)
500	Service Corp. International, 7.500%, 04/01/27	593

	Hotels, Restaurants & Leisure — 0.4%
1,000	International Game Technology plc, 6.250%, 02/15/22 (e)	1,080
3,190	McDonald’s Corp., 3.700%, 02/15/42	2,884
	MGM Resorts International,
500	6.000%, 03/15/23	545
2,000	7.750%, 03/15/22	2,335
500	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	509

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — continued
500	Wynn Las Vegas LLC, 5.500%, 03/01/25 (e)	507

		7,860

	Household Durables — 0.1%
1,000	Tempur Sealy International, Inc., 5.625%, 10/15/23	1,010

	Internet & Direct Marketing Retail — 0.1%
1,135	Amazon.com, Inc., 3.800%, 12/05/24	1,203

	Media — 4.1%
	21st Century Fox America, Inc.,
1,455	4.750%, 09/15/44	1,480
5,060	4.950%, 10/15/45	5,322
500	AMC Networks, Inc., 5.000%, 04/01/24	505
	Charter Communications Operating LLC,
8,245	4.908%, 07/23/25	8,699
8,250	6.384%, 10/23/35	9,430
	Clear Channel Worldwide Holdings, Inc.,
3,100	Series B, 6.500%, 11/15/22	3,210
500	Series B, 7.625%, 03/15/20	504
	Comcast Corp.,
2,315	2.350%, 01/15/27	2,126
4,605	3.200%, 07/15/36	4,122
6,670	4.600%, 08/15/45	6,938
2,860	4.750%, 03/01/44	3,041
5,720	Discovery Communications LLC, 3.800%, 03/13/24	5,709
	DISH DBS Corp.,
2,500	5.000%, 03/15/23	2,568
1,000	5.875%, 11/15/24	1,068
1,705	NBCUniversal Media LLC, 4.450%, 01/15/43	1,732
500	Nexstar Broadcasting, Inc., 5.625%, 08/01/24 (e)	511
500	Nielsen Finance LLC, 5.000%, 04/15/22 (e)	514
1,000	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	1,066
1,000	Sinclair Television Group, Inc., 5.125%, 02/15/27 (e)	963
	Sirius XM Radio, Inc.,
2,000	5.750%, 08/01/21 (e)	2,084
1,500	6.000%, 07/15/24 (e)	1,597
2,085	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	2,107
1,140	Time Warner Cable LLC, 5.000%, 02/01/20	1,216
7,750	Time Warner, Inc., 3.800%, 02/15/27	7,670
	Viacom, Inc.,
3,156	4.375%, 03/15/43	2,771

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
795	VAR, 5.875%, 02/28/57	810
530	VAR, 6.250%, 02/28/57	536
1,000	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	1,066

		79,365

	Multiline Retail — 0.2%
2,275	Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	1,916
2,185	Target Corp., 3.625%, 04/15/46	1,996

		3,912

	Specialty Retail — 0.4%
3,271	Home Depot, Inc. (The), 3.500%, 09/15/56	2,923
	Lowe’s Cos., Inc.,
1,500	3.700%, 04/15/46	1,424
1,710	4.375%, 09/15/45	1,808
2,200	PetSmart, Inc., 7.125%, 03/15/23 (e)	2,159
450	Sally Holdings LLC, 5.750%, 06/01/22	463

		8,777

	Total Consumer Discretionary	131,702

	Consumer Staples — 8.1%
	Beverages — 2.3%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
1,230	2.650%, 02/01/21	1,243
29,775	3.650%, 02/01/26	30,209
4,230	4.700%, 02/01/36	4,551
2,550	4.900%, 02/01/46	2,802
5,555	PepsiCo, Inc., 3.450%, 10/06/46	5,114

		43,919

	Food & Staples Retailing — 2.1%
	CVS Health Corp.,
8,516	2.125%, 06/01/21	8,355
1,973	2.750%, 12/01/22	1,953
2,695	2.875%, 06/01/26	2,585
458	3.875%, 07/20/25	473
580	CVS Pass-Through Trust, 4.704%, 01/10/36 (e)	607
	Kroger Co. (The),
11,890	3.300%, 01/15/21	12,218
1,664	3.875%, 10/15/46	1,525
1,305	Sysco Corp., 2.500%, 07/15/21	1,302
6,054	Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	6,180

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Food & Staples Retailing — continued
		Wal-Mart Stores, Inc.,
	5,325	4.000%, 04/11/43	5,384
	975	4.300%, 04/22/44	1,034

			41,616

		Food Products — 1.0%
		Kraft Heinz Foods Co.,
	2,815	3.000%, 06/01/26	2,658
	5,305	4.375%, 06/01/46	5,016
	900	5.000%, 06/04/42	923
	3,564	5.200%, 07/15/45	3,765
	4,215	Mondelez International Holdings Netherlands BV, 2.000%, 10/28/21 (e)	4,051
	1,000	Post Holdings, Inc., 7.750%, 03/15/24 (e)	1,110
	1,305	Unilever Capital Corp., (United Kingdom), 2.000%, 07/28/26	1,193

			18,716

		Personal Products — 0.1%
EUR	1,800	Unilever NV, (United Kingdom), Reg. S, 0.500%, 02/03/22	1,938

		Tobacco — 2.6%
		Altria Group, Inc.,
	13,175	2.850%, 08/09/22	13,177
	2,125	3.875%, 09/16/46	2,006
	4,860	4.000%, 01/31/24	5,127
	3,220	BAT International Finance plc, (United Kingdom), 2.750%, 06/15/20 (e)	3,242
		Philip Morris International, Inc.,
	7,953	2.125%, 05/10/23	7,591
	2,665	3.250%, 11/10/24	2,691
	1,465	4.125%, 03/04/43	1,434
	14,978	Reynolds American, Inc., 4.450%, 06/12/25	15,836

			51,104

		Total Consumer Staples	157,293

		Energy — 8.0%
		Energy Equipment & Services — 0.2%
	4,545	Halliburton Co., 3.800%, 11/15/25	4,669

		Oil, Gas & Consumable Fuels — 7.8%
		Apache Corp.,
	739	2.625%, 01/15/23	722
	3,670	3.250%, 04/15/22	3,707
		Boardwalk Pipelines LP,
	685	4.450%, 07/15/27	702
	1,880	5.950%, 06/01/26	2,130

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	17

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	BP Capital Markets plc, (United Kingdom),
3,010	3.062%, 03/17/22	3,049
2,035	3.119%, 05/04/26	1,989
935	3.216%, 11/28/23	939
2,490	3.224%, 04/14/24	2,487
4,035	3.588%, 04/14/27	4,065
2,195	3.814%, 02/10/24	2,278
	Buckeye Partners LP,
1,390	3.950%, 12/01/26	1,380
2,830	5.600%, 10/15/44	2,965
	Canadian Natural Resources Ltd., (Canada),
3,316	3.800%, 04/15/24	3,347
5,993	3.900%, 02/01/25	6,090
	Cenovus Energy, Inc., (Canada),
1,670	5.200%, 09/15/43	1,654
1,315	6.750%, 11/15/39	1,486
	Chevron Corp.,
3,790	2.498%, 03/03/22	3,790
8,470	2.895%, 03/03/24	8,470
1,807	Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,918
	ConocoPhillips Co.,
2,485	4.150%, 11/15/34	2,482
4,377	4.950%, 03/15/26	4,848
2,395	Devon Energy Corp., 5.000%, 06/15/45	2,441
	Energy Transfer Partners LP,
1,840	3.600%, 02/01/23	1,829
3,059	5.150%, 02/01/43	2,949
	Enterprise Products Operating LLC,
1,555	3.750%, 02/15/25	1,582
3,524	3.900%, 02/15/24	3,653
3,798	4.850%, 03/15/44	3,938
3,870	4.900%, 05/15/46	4,047
	Hess Corp.,
2,775	4.300%, 04/01/27	2,775
2,120	5.800%, 04/01/47	2,254
2,135	Kinder Morgan Energy Partners LP, 5.625%, 09/01/41	2,185
2,985	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	3,094
1,830	Kinder Morgan, Inc., 5.550%, 06/01/45	1,929
	Magellan Midstream Partners LP,
555	4.250%, 09/15/46	532
2,420	5.000%, 03/01/26	2,674
2,945	Marathon Petroleum Corp., 4.750%, 09/15/44	2,756

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Oil, Gas & Consumable Fuels — continued
		MPLX LP,
	2,710	4.000%, 02/15/25	2,733
	2,200	4.125%, 03/01/27	2,214
	525	5.200%, 03/01/47	536
	3,095	Noble Energy, Inc., 5.250%, 11/15/43	3,263
	500	Oasis Petroleum, Inc., 6.875%, 01/15/23	507
		ONEOK Partners LP,
	2,068	4.900%, 03/15/25	2,214
	2,395	6.125%, 02/01/41	2,724
	4,012	Phillips 66, 4.875%, 11/15/44	4,170
	1,435	Phillips 66 Partners LP, 4.900%, 10/01/46	1,413
	3,310	Plains All American Pipeline LP, 5.750%, 01/15/20	3,590
	4,825	Schlumberger Holdings Corp., 4.000%, 12/21/25 (e)	5,080
		Spectra Energy Partners LP,
	1,430	3.375%, 10/15/26	1,380
	725	4.500%, 03/15/45	700
	3,440	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	3,626
		Sunoco Logistics Partners Operations LP,
	870	5.300%, 04/01/44	879
	4,625	5.350%, 05/15/45	4,710
	1,610	Texas Gas Transmission LLC, 4.500%, 02/01/21 (e)	1,682
	238	Total Capital International SA, (France), 2.700%, 01/25/23	237
	3,435	TransCanada PipeLines Ltd., (Canada), 4.625%, 03/01/34	3,701
		Transcanada Trust, (Canada),
	2,395	VAR, 5.300%, 03/15/77	2,419
	472	VAR, 5.625%, 05/20/75	491
		Western Gas Partners LP,
	1,998	3.950%, 06/01/25	1,999
	1,350	4.650%, 07/01/26	1,412
	725	5.450%, 04/01/44	769

			151,585

		Total Energy	156,254

		Financials — 34.9%
		Banks — 16.8%
	4,145	ABN AMRO Bank NV, (Netherlands), 2.450%, 06/04/20 (e)	4,152
EUR	3,000	Allied Irish Banks plc, (Ireland), Reg. S, VAR, 4.125%, 11/26/25	3,307
	5,455	Australia & New Zealand Banking Group Ltd., (Australia), 4.400%, 05/19/26 (e)	5,612

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Banks — continued
		Bank of America Corp.,
	1,600	2.151%, 11/09/20	1,586
	7,728	2.503%, 10/21/22	7,513
	400	2.625%, 10/19/20	403
	1,250	3.300%, 01/11/23	1,258
	7,290	3.875%, 08/01/25	7,451
	1,760	5.000%, 01/21/44	1,946
	7,220	VAR, 3.124%, 01/20/23	7,234
	2,725	VAR, 4.443%, 01/20/48	2,771
	11,521	Series L, 2.600%, 01/15/19	11,663
	10,789	Series L, 3.950%, 04/21/25	10,828
	4,435	Series X, VAR, 6.250%, 09/05/24 (x) (y)	4,746
	2,816	Bank of Nova Scotia (The), (Canada), 2.450%, 03/22/21	2,816
	7,806	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	8,042
		Barclays plc, (United Kingdom),
	3,990	3.684%, 01/10/23	4,023
GBP	3,000	Reg. S, 3.250%, 02/12/27	3,764
		Capital One Bank USA NA,
	1,280	2.250%, 02/13/19	1,286
	16,325	3.375%, 02/15/23	16,405
		Citigroup, Inc.,
	5,220	2.700%, 03/30/21	5,226
	5,170	2.900%, 12/08/21	5,188
	2,830	3.400%, 05/01/26	2,768
	10,490	3.700%, 01/12/26	10,524
	4,935	4.400%, 06/10/25	5,069
	1,160	4.450%, 09/29/27	1,187
	1,910	4.750%, 05/18/46	1,921
	6,550	VAR, 3.887%, 01/10/28	6,612
	2,395	Series N, VAR, 5.800%, 11/15/19 (x) (y)	2,485
	4,765	Series O, VAR, 5.875%, 03/27/20 (x) (y)	4,920
	2,555	Citizens Financial Group, Inc., 2.375%, 07/28/21	2,521
	5,535	Commonwealth Bank of Australia, (Australia), 1.750%, 11/07/19 (e)	5,481
		Cooperatieve Rabobank UA, (Netherlands),
	4,175	2.250%, 01/14/20	4,186
	3,400	3.750%, 07/21/26	3,321
		Credit Agricole SA, (France),
	3,570	2.375%, 07/01/21 (e)	3,497
	1,220	2.750%, 06/10/20 (e)	1,225
	3,846	4.125%, 01/10/27 (e)	3,805
	3,600	VAR, 6.625%, 09/23/19 (e) (x) (y)	3,555

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
2,870	Credit Suisse Group Funding Guernsey Ltd., (Switzerland), 3.125%, 12/10/20	2,882
4,715	Danske Bank A/S, (Denmark), 2.200%, 03/02/20 (e)	4,706
	Discover Bank,
2,515	3.200%, 08/09/21	2,546
3,815	3.450%, 07/27/26	3,738
	HSBC Bank plc, (United Kingdom),
545	1.500%, 05/15/18 (e)	543
12,215	4.125%, 08/12/20 (e)	12,837
3,110	4.750%, 01/19/21 (e)	3,332
	HSBC Holdings plc, (United Kingdom),
7,230	3.600%, 05/25/23	7,359
5,521	VAR, 6.875%, 06/01/21 (x) (y)	5,914
2,575	Huntington National Bank (The), 2.200%, 11/06/18	2,587
3,935	Intesa Sanpaolo SpA, (Italy), 3.875%, 01/15/19	4,015
4,300	KeyBank NA, 3.400%, 05/20/26	4,213
5,060	Lloyds Bank plc, (United Kingdom), 2.050%, 01/22/19	5,066
4,285	Lloyds Banking Group plc, (United Kingdom), 3.750%, 01/11/27	4,251
555	MUFG Americas Holdings Corp., 3.000%, 02/10/25	538
3,050	MUFG Union Bank NA, 2.250%, 05/06/19	3,055
1,325	PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23 (x) (y)	1,312
6,860	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	6,918
	Skandinaviska Enskilda Banken AB, (Sweden),
5,000	1.750%, 03/19/18 (e)	4,998
1,480	2.375%, 11/20/18 (e)	1,493
6,775	Societe Generale SA, (France), VAR, 7.375%, 09/13/21 (e) (x) (y)	6,860
5,305	Toronto-Dominion Bank (The), (Canada), 2.500%, 12/14/20	5,340
3,565	US Bancorp, Series J, VAR, 5.300%, 04/15/27 (x) (y)	3,627
	Wells Fargo & Co.,
8,695	2.500%, 03/04/21	8,704
6,915	3.000%, 10/23/26	6,643
5,745	3.069%, 01/24/23	5,768
3,005	4.400%, 06/14/46	2,960
2,000	4.650%, 11/04/44	2,050
5,375	4.750%, 12/07/46	5,604
3,755	Series S, VAR, 5.900%, 06/15/24 (x) (y)	3,971
	Westpac Banking Corp., (Australia),
9,720	2.000%, 08/19/21	9,494

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	19

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
4,460	VAR, 4.322%, 11/23/31	4,503

		328,124

	Capital Markets — 7.6%
	Bank of New York Mellon Corp. (The),
1,235	2.500%, 04/15/21	1,238
2,210	Series E, VAR, 4.950%, 06/20/20 (x) (y)	2,287
7,782	Series F, VAR, 4.625%, 09/20/26 (x) (y)	7,578
4,580	Credit Suisse AG, (Switzerland), 1.750%, 01/29/18	4,587
	Credit Suisse Group AG, (Switzerland),
3,625	3.574%, 01/09/23 (e)	3,614
2,320	4.282%, 01/09/28 (e)	2,326
4,500	VAR, 6.250%, 12/18/24 (e) (x) (y)	4,559
3,555	Deutsche Bank AG, (Germany), 4.250%, 10/14/21 (e)	3,593
	Goldman Sachs Group, Inc. (The),
7,890	2.350%, 11/15/21	7,723
6,340	2.375%, 01/22/18	6,387
7,045	3.000%, 04/26/22	7,041
18,696	3.500%, 01/23/25	18,727
3,565	4.750%, 10/21/45	3,777
4,375	5.150%, 05/22/45	4,665
4,500	Series L, VAR, 5.700%, 05/10/19 (x) (y)	4,635
2,000	Series M, VAR, 5.375%, 05/10/20 (x) (y)	2,055
	Morgan Stanley,
7,395	2.500%, 04/21/21	7,366
8,160	2.625%, 11/17/21	8,094
1,870	2.650%, 01/27/20	1,891
8,190	2.800%, 06/16/20	8,293
925	3.700%, 10/23/24	945
5,075	3.875%, 01/27/26	5,177
3,510	4.000%, 07/23/25	3,634
2,090	4.300%, 01/27/45	2,105
2,270	4.350%, 09/08/26	2,336
2,465	4.375%, 01/22/47	2,506
3,855	Series F, 3.875%, 04/29/24	3,986
9,780	Series H, VAR, 5.450%, 07/15/19 (x) (y)	10,032
802	State Street Corp., 2.550%, 08/18/20	814
6,000	UBS AG, (Switzerland), 1.800%, 03/26/18	6,011

		147,982

	Consumer Finance — 2.9%
	AerCap Ireland Capital DAC, (Netherlands),
2,000	2.750%, 05/15/17	2,005
9,235	3.950%, 02/01/22	9,545

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Finance — continued
2,000	Ally Financial, Inc., 4.250%, 04/15/21	2,063
1,780	American Express Co., 1.550%, 05/22/18	1,779
	Ford Motor Credit Co. LLC,
275	3.200%, 01/15/21	280
7,170	3.664%, 09/08/24	7,125
7,845	4.134%, 08/04/25	7,943
1,870	4.389%, 01/08/26	1,924
	General Motors Financial Co., Inc.,
4,115	2.400%, 04/10/18	4,141
5,895	3.100%, 01/15/19	6,001
235	3.250%, 05/15/18	239
1,775	4.000%, 01/15/25	1,788
3,165	4.000%, 10/06/26	3,150
1,800	4.350%, 01/17/27	1,833
3,745	Hyundai Capital Services, Inc., (South Korea), 3.000%, 03/06/22 (e)	3,734
1,575	John Deere Capital Corp., 2.450%, 09/11/20	1,591
1,195	Synchrony Financial, 4.250%, 08/15/24	1,237

		56,378

	Diversified Financial Services — 3.7%
1,850	AerCap Ireland Capital DAC, (Netherlands), 3.500%, 05/26/22	1,879
6,615	Berkshire Hathaway, Inc., 2.750%, 03/15/23	6,636
4,345	EDP Finance BV, (Portugal), 5.250%, 01/14/21 (e)	4,637
12,570	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	13,457
	National Rural Utilities Cooperative Finance Corp.,
2,390	2.700%, 02/15/23	2,385
2,245	2.850%, 01/27/25	2,230
4,055	2.950%, 02/07/24	4,077
	Shell International Finance BV, (Netherlands),
3,275	2.500%, 09/12/26	3,081
1,055	2.875%, 05/10/26	1,026
1,183	3.750%, 09/12/46	1,110
3,655	4.000%, 05/10/46	3,568
3,395	4.550%, 08/12/43	3,588
	Siemens Financieringsmaatschappij NV, (Germany),
3,460	2.000%, 09/15/23 (e)	3,288
2,760	2.350%, 10/15/26 (e)	2,589
14,995	UBS Group Funding Jersey Ltd., (Switzerland), 2.650%, 02/01/22 (e)	14,660
	Voya Financial, Inc.,
1,723	2.900%, 02/15/18	1,742

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Financial Services — continued
1,285	3.650%, 06/15/26	1,268

		71,221

	Insurance — 3.7%
	American International Group, Inc.,
4,980	3.875%, 01/15/35	4,656
2,385	3.900%, 04/01/26	2,415
583	4.125%, 02/15/24	606
3,200	4.500%, 07/16/44	3,131
1,795	4.800%, 07/10/45	1,838
1,570	Guardian Life Global Funding, 2.000%, 04/26/21 (e)	1,535
7,605	Jackson National Life Global Funding, 2.250%, 04/29/21 (e)	7,509
5,340	Manulife Financial Corp., (Canada), VAR, 4.061%, 02/24/32	5,360
4,140	MassMutual Global Funding II, 2.000%, 04/15/21 (e)	4,047
	MetLife, Inc.,
410	4.050%, 03/01/45	400
2,035	4.125%, 08/13/42	2,024
1,100	6.400%, 12/15/36	1,215
4,639	Series C, VAR, 5.250%, 06/15/20 (x) (y)	4,804
	Metropolitan Life Global Funding I,
1,460	2.000%, 04/14/20 (e)	1,451
4,625	3.000%, 01/10/23 (e)	4,654
	New York Life Global Funding,
4,000	1.950%, 02/11/20 (e)	3,981
2,200	2.000%, 04/13/21 (e)	2,167
	Pricoa Global Funding I,
1,545	1.600%, 05/29/18 (e)	1,545
695	2.200%, 05/16/19 (e)	698
2,460	2.550%, 11/24/20 (e)	2,472
	Prudential Financial, Inc.,
1,030	3.500%, 05/15/24	1,059
3,120	5.100%, 08/15/43	3,495
3,060	5.375%, 06/21/20	3,350
1,160	VAR, 5.200%, 03/15/44	1,189
2,175	VAR, 5.625%, 06/15/43	2,342
3,990	Reliance Standard Life Global Funding II, 2.375%, 05/04/20 (e)	3,958
1,145	Swiss Re Treasury US Corp., (Switzerland), 4.250%, 12/06/42 (e)	1,146

		73,047

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Thrifts & Mortgage Finance — 0.2%
2,945	BPCE SA, (France), 5.150%, 07/21/24 (e)	3,007

	Total Financials	679,759

	Health Care — 9.3%
	Biotechnology — 1.9%
	AbbVie, Inc.,
3,270	4.300%, 05/14/36	3,191
4,610	4.450%, 05/14/46	4,455
4,305	4.500%, 05/14/35	4,317
7,669	Amgen, Inc., 4.400%, 05/01/45	7,530
1,320	Baxalta, Inc., 3.600%, 06/23/22	1,341
1,835	Biogen, Inc., 5.200%, 09/15/45	2,002
1,885	Celgene Corp., 5.000%, 08/15/45	2,002
	Gilead Sciences, Inc.,
2,130	2.950%, 03/01/27	2,039
3,580	4.000%, 09/01/36	3,451
4,220	4.600%, 09/01/35	4,374
1,330	4.750%, 03/01/46	1,387

		36,089

	Health Care Equipment & Supplies — 1.4%
	Abbott Laboratories,
6,035	3.750%, 11/30/26	6,032
3,760	4.750%, 11/30/36	3,861
1,830	4.900%, 11/30/46	1,902
325	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	340
500	Kinetic Concepts, Inc., 7.875%, 02/15/21 (e)	539
910	Liberty Property LP, 4.400%, 02/15/24	963
	Medtronic, Inc.,
6,765	3.150%, 03/15/22	6,955
4,317	4.375%, 03/15/35	4,590
2,125	Stryker Corp., 4.625%, 03/15/46	2,232

		27,414

	Health Care Providers & Services — 2.6%
	Aetna, Inc.,
2,970	3.500%, 11/15/24	3,049
4,135	3.950%, 09/01/20	4,354
3,840	4.250%, 06/15/36	3,885
	Anthem, Inc.,
620	2.300%, 07/15/18	624
3,635	3.500%, 08/15/24	3,655
1,130	3.700%, 08/15/21	1,169
650	4.625%, 05/15/42	669
1,240	5.100%, 01/15/44	1,362
1,905	Cigna Corp., 4.000%, 02/15/22	2,003

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	21

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
6,740	Express Scripts Holding Co., 3.400%, 03/01/27	6,396
	HCA, Inc.,
2,000	5.375%, 02/01/25	2,092
1,000	5.875%, 03/15/22	1,104
2,000	5.875%, 02/15/26	2,143
500	HealthSouth Corp., 5.750%, 11/01/24	510
1,035	McKesson Corp., 2.850%, 03/15/23	1,022
	Tenet Healthcare Corp.,
280	4.500%, 04/01/21	284
720	6.000%, 10/01/20	763
250	6.750%, 02/01/20	254
2,750	8.125%, 04/01/22	2,888
	UnitedHealth Group, Inc.,
3,955	3.100%, 03/15/26	3,947
1,620	3.450%, 01/15/27	1,658
1,900	3.750%, 07/15/25	1,990
4,705	4.625%, 07/15/35	5,207

		51,028

	Life Sciences Tools & Services — 0.4%
	Thermo Fisher Scientific, Inc.,
6,070	2.950%, 09/19/26	5,824
2,145	4.150%, 02/01/24	2,264

		8,088

	Pharmaceuticals — 3.0%
	Actavis Funding SCS,
6,051	2.350%, 03/12/18	6,094
6,270	3.800%, 03/15/25	6,335
6,095	4.550%, 03/15/35	6,140
6,215	Bristol-Myers Squibb Co., 3.250%, 02/27/27	6,221
935	Forest Laboratories LLC, 4.375%, 02/01/19 (e)	970
	Mylan NV,
3,485	3.950%, 06/15/26	3,404
1,585	5.250%, 06/15/46	1,586
1,440	Mylan, Inc., 2.600%, 06/24/18	1,447
	Pfizer, Inc.,
3,100	3.000%, 12/15/26	3,072
2,925	4.000%, 12/15/36	2,976
	Shire Acquisitions Investments Ireland DAC,
2,760	2.875%, 09/23/23	2,670
2,570	3.200%, 09/23/26	2,450
2,840	Teva Pharmaceutical Finance Co. BV, (Israel), Series 2, 3.650%, 11/10/21	2,879

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Pharmaceuticals — continued
1,250	Teva Pharmaceutical Finance IV LLC, (Israel), 2.250%, 03/18/20	1,234
	Teva Pharmaceutical Finance Netherlands III BV, (Israel),
6,715	3.150%, 10/01/26	6,183
2,255	4.100%, 10/01/46	1,947
	Valeant Pharmaceuticals International, Inc.,
1,250	6.750%, 08/15/21 (e)	1,128
1,600	7.250%, 07/15/22 (e)	1,440
500	7.500%, 07/15/21 (e)	459

		58,635

	Total Health Care	181,254

	Industrials — 3.8%
	Aerospace & Defense — 0.5%
1,125	L3 Technologies, Inc., 3.850%, 12/15/26	1,144
	Lockheed Martin Corp.,
1,390	3.550%, 01/15/26	1,421
2,940	3.800%, 03/01/45	2,807
1,370	Textron, Inc., 3.875%, 03/01/25	1,395
	United Technologies Corp.,
2,295	3.750%, 11/01/46	2,200
811	4.150%, 05/15/45	828

		9,795

	Air Freight & Logistics — 0.3%
	FedEx Corp.,
2,325	3.875%, 08/01/42	2,147
3,805	4.100%, 02/01/45	3,621

		5,768

	Building Products — 0.1%
1,120	Johnson Controls International plc, 4.500%, 02/15/47	1,155
1,530	Masco Corp., 3.500%, 04/01/21	1,560

		2,715

	Commercial Services & Supplies — 0.1%
1,000	ADT Corp. (The), 3.500%, 07/15/22	949
500	Herc Rentals, Inc., 7.750%, 06/01/24 (e)	550

		1,499

	Industrial Conglomerates — 0.1%
1,760	Roper Technologies, Inc., 3.800%, 12/15/26	1,779

	Machinery — 0.3%
	Parker-Hannifin Corp.,
2,185	3.250%, 03/01/27 (e)	2,199
1,930	4.100%, 03/01/47 (e)	1,953

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Machinery — continued
1,250	SPX FLOW, Inc., 5.875%, 08/15/26 (e)	1,269
1,405	Xylem, Inc., 4.375%, 11/01/46	1,413

		6,834

	Road & Rail — 1.2%
1,250	Ashtead Capital, Inc., (United Kingdom), 6.500%, 07/15/22 (e)	1,307
1,750	Avis Budget Car Rental LLC, 5.500%, 04/01/23	1,750
	Burlington Northern Santa Fe LLC,
2,825	3.000%, 03/15/23	2,871
2,100	3.900%, 08/01/46	2,071
1,298	4.100%, 06/01/21	1,384
3,405	CSX Corp., 2.600%, 11/01/26	3,193
2,435	ERAC USA Finance LLC, 4.200%, 11/01/46 (e)	2,274
	Hertz Corp. (The),
1,750	6.250%, 10/15/22	1,682
500	7.375%, 01/15/21	502
5,670	JB Hunt Transport Services, Inc., 3.300%, 08/15/22	5,750

		22,784

	Trading Companies & Distributors — 1.2%
	Air Lease Corp.,
3,505	3.000%, 09/15/23	3,448
4,460	3.375%, 06/01/21	4,555
7,150	Aviation Capital Group Corp., 2.875%, 01/20/22 (e)	7,112
	International Lease Finance Corp.,
6,549	3.875%, 04/15/18	6,693
1,000	5.875%, 04/01/19	1,074
	United Rentals North America, Inc.,
475	5.750%, 11/15/24	503
443	7.625%, 04/15/22	463

		23,848

	Total Industrials	75,022

	Information Technology — 6.8%
	Communications Equipment — 0.6%
1,000	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	1,070
	Harris Corp.,
5,445	2.700%, 04/27/20	5,489
3,450	3.832%, 04/27/25	3,546
2,070	5.054%, 04/27/45	2,285

		12,390

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electronic Equipment, Instruments & Components — 0.1%
1,750	Zebra Technologies Corp., 7.250%, 10/15/22	1,893

	IT Services — 0.6%
	First Data Corp.,
2,000	5.375%, 08/15/23 (e)	2,080
1,000	5.750%, 01/15/24 (e)	1,036
8,280	Visa, Inc., 3.150%, 12/14/25	8,400

		11,516

	Semiconductors & Semiconductor Equipment — 1.1%
	Amkor Technology, Inc.,
1,500	6.375%, 10/01/22	1,554
235	6.625%, 06/01/21	240
3,490	Analog Devices, Inc., 3.500%, 12/05/26	3,482
6,835	Broadcom Corp., 3.625%, 01/15/24 (e)	6,890
3,140	Intel Corp., 4.100%, 05/19/46	3,171
1,545	Micron Technology, Inc., 5.250%, 01/15/24 (e)	1,564
750	NXP BV, (Netherlands), 5.750%, 03/15/23 (e)	791
2,421	QUALCOMM, Inc., 3.450%, 05/20/25	2,451
1,000	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	1,078

		21,221

	Software — 2.3%
1,500	Infor US, Inc., 6.500%, 05/15/22	1,560
	Microsoft Corp.,
4,875	2.400%, 08/08/26	4,632
7,855	3.700%, 08/08/46	7,437
5,435	3.750%, 02/12/45	5,209
5,735	4.100%, 02/06/37	5,946
	Oracle Corp.,
8,295	2.400%, 09/15/23	8,110
1,645	2.500%, 05/15/22	1,645
2,415	2.950%, 05/15/25	2,391
1,560	3.850%, 07/15/36	1,551
2,625	4.000%, 07/15/46	2,563
4,735	4.125%, 05/15/45	4,700

		45,744

	Technology Hardware, Storage & Peripherals — 2.1%
	Apple, Inc.,
5,770	3.000%, 02/09/24	5,832
10,490	3.250%, 02/23/26	10,647
7,400	3.450%, 02/09/45	6,645
	Diamond 1 Finance Corp.,
4,660	4.420%, 06/15/21 (e)	4,890

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	23

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Technology Hardware, Storage & Peripherals — continued
	2,885	5.450%, 06/15/23 (e)	3,116
	6,085	6.020%, 06/15/26 (e)	6,710
	2,000	Western Digital Corp., 7.375%, 04/01/23 (e)	2,188

			40,028

		Total Information Technology	132,792

		Materials — 1.7%
		Chemicals — 0.9%
	2,615	Air Liquide Finance SA, (France), 1.750%, 09/27/21 (e)	2,543
	750	Ashland LLC, 4.750%, 08/15/22	778
		CF Industries, Inc.,
	2,395	3.400%, 12/01/21 (e)	2,401
	3,837	4.500%, 12/01/26 (e)	3,930
	2,445	5.375%, 03/15/44	2,170
	1,250	Hexion, Inc., 6.625%, 04/15/20	1,163
	1,000	Huntsman International LLC, 5.125%, 11/15/22	1,050
		INEOS Group Holdings SA, (Luxembourg),
	1,000	5.625%, 08/01/24 (e)	1,020
	585	5.875%, 02/15/19 (e)	594
	1,380	LYB International Finance BV, 4.875%, 03/15/44	1,466

			17,115

		Containers & Packaging — 0.1%
	1,000	Reynolds Group Issuer, Inc., (New Zealand), 5.750%, 10/15/20	1,030

		Metals & Mining — 0.7%
EUR	2,317	BHP Billiton Finance Ltd., (Australia), Reg. S, VAR, 5.625%, 10/22/79	2,872
	550	Newcrest Finance Pty. Ltd., (Australia), 5.750%, 11/15/41 (e)	577
	1,698	Nucor Corp., 5.200%, 08/01/43	1,964
	7,935	Vale Overseas Ltd., (Brazil), 6.250%, 08/10/26	8,707

			14,120

		Total Materials	32,265

		Real Estate — 3.3%
		Equity Real Estate Investment Trusts (REITs) — 3.3%
		American Tower Corp.,
	6,730	3.375%, 10/15/26	6,434
	1,875	3.400%, 02/15/19	1,919
	770	4.000%, 06/01/25	777
	5,966	4.400%, 02/15/26	6,168
	1,680	4.500%, 01/15/18	1,719

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Equity Real Estate Investment Trusts (REITs) — continued
	Boston Properties LP,
2,635	3.650%, 02/01/26	2,643
1,210	3.850%, 02/01/23	1,261
3,775	Brixmor Operating Partnership LP, 3.875%, 08/15/22	3,872
1,000	Communications Sales & Leasing, Inc., 6.000%, 04/15/23 (e)	1,050
	Crown Castle International Corp.,
1,615	3.400%, 02/15/21	1,647
2,631	3.700%, 06/15/26	2,596
2,814	4.450%, 02/15/26	2,926
4,740	DDR Corp., 3.500%, 01/15/21	4,809
5,740	Duke Realty LP, 3.875%, 02/15/21	5,984
	GEO Group, Inc. (The),
1,000	5.125%, 04/01/23	1,003
1,000	5.875%, 01/15/22	1,041
	HCP, Inc.,
4,095	3.400%, 02/01/25	3,998
1,415	4.200%, 03/01/24	1,464
955	Realty Income Corp., 3.000%, 01/15/27	908
6,095	UDR, Inc., 2.950%, 09/01/26	5,727
340	Ventas Realty LP, 4.375%, 02/01/45	320
2,513	VEREIT Operating Partnership LP, 4.600%, 02/06/24	2,577
4,170	Welltower, Inc., 4.000%, 06/01/25	4,281

	Total Real Estate	65,124

	Telecommunication Services — 4.8%
	Diversified Telecommunication Services — 4.5%
	AT&T, Inc.,
7,835	3.400%, 05/15/25	7,574
2,250	4.300%, 12/15/42	2,013
3,205	4.350%, 06/15/45	2,830
7,310	4.500%, 03/09/48	6,554
2,675	4.750%, 05/15/46	2,500
3,405	4.800%, 06/15/44	3,213
1,565	5.150%, 03/15/42	1,559
6,880	5.250%, 03/01/37	7,091
	CCO Holdings LLC,
750	5.125%, 05/01/23 (e)	778
2,750	5.875%, 04/01/24 (e)	2,949
	CenturyLink, Inc.,
250	Series T, 5.800%, 03/15/22	258
1,750	Series W, 6.750%, 12/01/23	1,831

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Deutsche Telekom International Finance BV, (Germany),
4,690	2.485%, 09/19/23 (e)	4,484
2,050	3.600%, 01/19/27 (e)	2,046
1,250	Frontier Communications Corp., 11.000%, 09/15/25	1,256
1,750	Intelsat Jackson Holdings SA, (Luxembourg), 7.250%, 10/15/20	1,619
1,000	Level 3 Financing, Inc., 5.375%, 05/01/25	1,032
540	SES GLOBAL Americas Holdings GP, (Luxembourg), 2.500%, 03/25/19 (e)	538
500	SFR Group SA, (France), 6.000%, 05/15/22 (e)	519
2,850	Sprint Capital Corp., 8.750%, 03/15/32	3,420
	Verizon Communications, Inc.,
1,723	2.625%, 08/15/26	1,579
7,824	3.850%, 11/01/42	6,631
6,725	4.125%, 08/15/46	5,884
5,296	4.272%, 01/15/36	5,003
531	4.862%, 08/21/46	521
7,130	5.012%, 04/15/49 (e)	6,997
3,365	5.050%, 03/15/34	3,461
2,000	Windstream Services LLC, 7.750%, 10/01/21	2,064
1,000	Zayo Group LLC, 6.000%, 04/01/23	1,058

		87,262

	Wireless Telecommunication Services — 0.3%
1,905	America Movil SAB de CV, (Mexico), 3.125%, 07/16/22	1,897
	Sprint Corp.,
1,000	7.625%, 02/15/25	1,115
1,250	7.875%, 09/15/23	1,391
1,750	T-Mobile USA, Inc., 6.731%, 04/28/22	1,820

		6,223

	Total Telecommunication Services	93,485

	Utilities — 6.9%
	Electric Utilities — 4.4%
	Alabama Power Co.,
1,845	3.750%, 03/01/45	1,785
600	4.150%, 08/15/44	616
4,470	Commonwealth Edison Co., 2.550%, 06/15/26	4,275
2,195	Duke Energy Corp., 2.650%, 09/01/26	2,062
1,715	Duke Energy Indiana LLC, 3.750%, 05/15/46	1,651
2,620	Duke Energy Progress LLC, 4.150%, 12/01/44	2,702
2,410	Edison International, 2.950%, 03/15/23	2,419

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — continued
1,175	Electricite de France SA, (France), 4.875%, 01/22/44 (e)	1,194
	Emera US Finance LP, (Canada),
2,790	3.550%, 06/15/26	2,755
2,040	4.750%, 06/15/46	2,102
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23	2,010
4,605	Entergy Corp., 4.000%, 07/15/22	4,832
580	Exelon Corp., 2.450%, 04/15/21	574
4,500	FirstEnergy Transmission LLC, 4.350%, 01/15/25 (e)	4,690
	ITC Holdings Corp.,
1,975	3.250%, 06/30/26	1,934
2,010	3.650%, 06/15/24	2,038
3,405	Jersey Central Power & Light Co., 4.300%, 01/15/26 (e)	3,553
805	Metropolitan Edison Co., 4.000%, 04/15/25 (e)	817
	Oncor Electric Delivery Co. LLC,
1,645	2.150%, 06/01/19	1,653
498	2.950%, 04/01/25	493
	Pacific Gas & Electric Co.,
1,925	2.950%, 03/01/26	1,892
1,195	3.500%, 06/15/25	1,224
2,925	4.300%, 03/15/45	3,040
	PPL Capital Funding, Inc.,
3,330	3.100%, 05/15/26	3,218
5,702	3.500%, 12/01/22	5,841
2,140	5.000%, 03/15/44	2,307
10,205	Sierra Pacific Power Co., 2.600%, 05/01/26	9,808
3,565	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	3,408
1,945	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/25 (e)	2,002
	Xcel Energy, Inc.,
2,830	3.300%, 06/01/25	2,843
2,920	3.350%, 12/01/26	2,944
1,955	4.700%, 05/15/20	2,079

		84,761

	Gas Utilities — 0.5%
2,570	Dominion Gas Holdings LLC, 4.600%, 12/15/44	2,635
3,520	KeySpan Gas East Corp., 2.742%, 08/15/26 (e)	3,388
3,105	Piedmont Natural Gas Co., Inc., 3.640%, 11/01/46	2,821

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	25

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Gas Utilities — continued
1,000	Sabine Pass Liquefaction LLC, 5.875%, 06/30/26 (e)	1,120

		9,964

	Independent Power & Renewable Electricity Producers — 0.4%
3,345	Exelon Generation Co. LLC, 2.950%, 01/15/20	3,389
1,000	NRG Energy, Inc., 6.625%, 01/15/27 (e)	983
3,065	Southern Power Co., Series F, 4.950%, 12/15/46	3,102

		7,474

	Multi-Utilities — 1.6%
3,650	Berkshire Hathaway Energy Co., 4.500%, 02/01/45	3,845
	CMS Energy Corp.,
1,385	2.950%, 02/15/27	1,321
2,970	3.450%, 08/15/27	2,962
1,835	Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/45	1,975
	Dominion Resources, Inc.,
2,430	3.625%, 12/01/24	2,462
2,585	3.900%, 10/01/25	2,651
4,538	Series D, 2.850%, 08/15/26	4,291
4,330	NiSource Finance Corp., 4.800%, 02/15/44	4,662
4,040	Puget Sound Energy, Inc., Series A, VAR, 6.974%, 06/01/67	3,697
830	Sempra Energy, 2.400%, 03/15/20	832

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Multi-Utilities — continued
2,910	Southern Co. Gas Capital Corp., 3.250%, 06/15/26	2,850

		31,548

	Total Utilities	133,747

	Total Corporate Bonds (Cost $1,829,923)	1,838,697

Short-Term Investments — 0.9%
	U.S. Treasury Obligations— 0.2%
	U.S. Treasury Bills,
2,410	0.414%, 03/23/17 (k) (n)	2,410
1,536	0.581%, 06/22/17 (k) (n)	1,533

	Total U.S. Treasury Obligations	3,943

SHARES
	Investment Company — 0.7%
13,145	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.850% (b) (l)	13,150

	Total Short-Term Investments (Cost $17,089)	17,093

	Total Investments — 96.3% (Cost $1,866,942)	1,875,608
	Other Assets in Excess of Liabilities — 3.7%	72,039

	NET ASSETS — 100.0%	$1,947,647

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
767	U.S. Treasury Long Bond	06/21/17	USD	116,321	1,209
674	2 Year U.S. Treasury Note	06/30/17	USD	145,858	67
377	5 Year U.S. Treasury Note	06/30/17	USD	44,374	45

	Short Futures Outstanding
(15)	Euro-Bobl	03/08/17	EUR	(2,141)	(12)
(11)	Euro-Bund	03/08/17	EUR	(1,935)	(31)
(527)	10 Year U.S. Treasury Note	06/21/17	USD	(65,653)	(106)
(1,100)	10 Year U.S. Treasury Ultra Bond	06/21/17	USD	(147,331)	(907)
(271)	U.S. Ultra Bond	06/21/17	USD	(43,843)	(348)
(21)	Long Gilt	06/28/17	GBP	(3,316)	(55)

					(138)

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT FEBRUARY 28, 2017		NET UNREALIZED APPRECIATION (DEPRECIATION)
11	EUR
9	for GBP	Morgan Stanley	03/14/17	11	#	11	#	—	(h)
15	EUR	Australia and New Zealand Banking Group Ltd.	03/14/17	17		17		—	(h)
12	EUR	State Street Corp.	03/14/17	13		13		—	(h)
				41		41		—	(h)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,874	EUR	Australia and New Zealand Banking Group Ltd.	03/14/17	1,992	1,987	5
2,449	EUR	Citibank, NA	03/14/17	2,611	2,595	16
2,728	EUR	Morgan Stanley	03/14/17	2,882	2,892	(10)
732	EUR	National Australia Bank	03/14/17	780	776	4
12	EUR	Societe Generale	03/14/17	13	13	—	(h)
22	GBP	Citibank, NA	03/14/17	28	28	—	(h)
2,942	GBP	Deutsche Bank AG	03/14/17	3,657	3,652	5
11	GBP	HSBC Bank, NA	03/14/17	14	13	1
33	GBP	National Australia Bank	03/14/17	42	42	—	(h)
11	GBP	State Street Corp.	03/14/17	14	14	—	(h)
				12,033	12,012	21

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at February 28, 2017 of the currency being sold, and the value at February 28, 2017 is the U.S. Dollar market value of the currency being purchased.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	27

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
	Common Stocks — 0.6%
		Colombia — 0.6%
	12	Pacific Exploration and Production Corp. (a)	477
	23	Pacific Exploration and Production Corp. (a)	887

		Total Common Stocks (Cost $1,325)	1,364

PRINCIPAL AMOUNT
	Convertible Bonds — 0.7%
		United Arab Emirates — 0.7%
		Aabar Investments PJSC,
EUR	1,200	Reg. S, 0.500%, 03/27/20	1,131
EUR	600	Reg. S, 1.000%, 03/27/22	534

		Total Convertible Bonds (Cost $1,652)	1,665

	Corporate Bonds — 85.7%
		Argentina — 3.2%
	610	Aeropuertos Argentina 2000 SA, 6.875%, 02/01/27 (e)	629
	1,010	Cia General de Combustibles SA, 9.500%, 11/07/21 (e)	1,062
	1,130	Pampa Energia SA, 7.500%, 01/24/27 (e)	1,140
	1,010	Petrobras Argentina SA, 7.375%, 07/21/23 (e)	1,043
		YPF SA,
	820	Reg. S, 8.500%, 03/23/21	901
	1,130	Reg. S, 8.500%, 07/28/25	1,218
	1,210	Reg. S, 8.750%, 04/04/24	1,328
	243	Reg. S, 8.875%, 12/19/18	264

			7,585

		Barbados — 1.2%
		Columbus Cable Barbados Ltd.,
	2,680	Reg. S, 7.375%, 03/30/21	2,849

		Brazil — 10.2%
	1,040	Banco ABC Brasil SA, Reg. S, 7.875%, 04/08/20	1,124
	560	Banco Daycoval SA, Reg. S, 5.750%, 03/19/19	580
		Banco do Brasil SA,
	626	3.875%, 10/10/22	598
	630	Reg. S, 5.875%, 01/26/22	653
	548	Reg. S, VAR, 9.000%, 06/18/24 (x) (y)	559
	880	Banco Votorantim SA, Reg. S, 7.375%, 01/21/20	945
	920	Cia Brasileira de Aluminio, Reg. S, 4.750%, 06/17/24	903
	1,630	Eldorado Intl. Finance GmbH, 8.625%, 06/16/21 (e)	1,386
	1,260	Fibria Overseas Finance Ltd., 5.500%, 01/17/27	1,264
	2,200	Gerdau Trade, Inc., Reg. S, 5.750%, 01/30/21	2,294

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Brazil — continued
200	Globo Comunicacao e Participacoes SA, Reg. S, SUB, 5.307%, 05/11/22	199
648	GTL Trade Finance, Inc., Reg. S, 5.893%, 04/29/24	650
	Itau Unibanco Holding SA,
200	Reg. S, 5.500%, 08/06/22	207
740	Reg. S, 5.650%, 03/19/22	769
600	Reg. S, 6.200%, 12/21/21	643
	Petrobras Global Finance BV,
880	6.125%, 01/17/22	904
2,300	6.850%, 06/05/15	1,990
2,070	8.750%, 05/23/26	2,346
1,180	Raizen Fuels Finance SA, 5.300%, 01/20/27 (e)	1,199
990	Suzano Austria GmbH, 5.750%, 07/14/26 (e)	1,012
325	Tupy Overseas SA, Reg. S, 6.625%, 07/17/24	323
	Vale Overseas Ltd.,
725	5.875%, 06/10/21	784
1,260	6.250%, 08/10/26	1,383
1,691	Votorantim Cimentos SA, Reg. S, 7.250%, 04/05/41	1,708

		24,423

	Chile — 3.3%
480	Banco Santander Chile, Reg. S, 3.875%, 09/20/22	494
	Cencosud SA,
400	5.150%, 02/12/25 (e)	420
950	Reg. S, 6.625%, 02/12/45	964
	Empresa Electrica Angamos SA,
200	4.875%, 05/25/29 (e)	199
2,660	Reg. S, 4.875%, 05/25/29	2,655
1,030	Empresa Electrica Guacolda SA, 4.560%, 04/30/25 (e)	983
794	Enel Americas SA, 4.000%, 10/25/26	786
570	Engie Energia Chile SA, Reg. S, 5.625%, 01/15/21	620
751	VTR Finance BV, Reg. S, 6.875%, 01/15/24	791

		7,912

	China — 7.2%
1,130	Agile Group Holdings Ltd., Reg. S, 9.000%, 05/21/20	1,240
1,270	Amber Circle Funding Ltd., Reg. S, 3.250%, 12/04/22	1,282
1,112	CAR, Inc., Reg. S, 6.125%, 02/04/20	1,162
1,530	CCCI Treasure Ltd., Reg. S, VAR, 3.500%, 04/21/20 (x) (y)	1,538

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	China — continued
1,350	Central Plaza Development Ltd., VAR, 7.125%, 12/02/19 (x) (y)	1,441
1,560	China Construction Bank Corp., Reg. S, VAR, 3.875%, 05/13/25	1,582
600	China Uranium Development Co. Ltd., Reg. S, 3.500%, 10/08/18	612
1,750	CITIC Ltd., Reg. S, 6.375%, 04/10/20	1,929
200	Country Garden Holdings Co. Ltd., Reg. S, 7.250%, 04/04/21	210
1,340	Franshion Brilliant Ltd., Reg. S, 5.750%, 03/19/19	1,407
230	KWG Property Holding Ltd., 8.250%, 08/05/19	245
	Moon Wise Global Ltd.,
600	Reg. S, VAR, 9.000%, 01/28/19 (x) (y)	651
220	VAR, 9.000%, 01/28/19 (x) (y)	239
	Semiconductor Manufacturing International Corp.,
200	4.125%, 10/07/19 (e)	205
1,020	Reg. S, 4.125%, 10/07/19	1,048
430	Sino-Ocean Land Treasure Finance II Ltd., Reg. S, 4.450%, 02/04/20	441
1,210	Tencent Holdings Ltd., Reg. S, 3.800%, 02/11/25	1,242
820	West China Cement Ltd., Reg. S, 6.500%, 09/11/19	854

		17,328

	Colombia — 2.9%
1,066	Bancolombia SA, 5.950%, 06/03/21	1,169
	Ecopetrol SA,
384	4.125%, 01/16/25	371
2,610	5.375%, 06/26/26	2,685
840	7.375%, 09/18/43	894
830	GrupoSura Finance SA, 5.500%, 04/29/26 (e)	877
883	Pacific Exploration and Production Corp., 10.000%, (cash), 11/02/21 (v)	992

		6,988

	Guatemala — 2.4%
	Agromercantil Senior Trust,
140	6.250%, 04/10/19 (e)	145
580	Reg. S, 6.250%, 04/10/19	602
675	Cementos Progreso Trust, Reg. S, 7.125%, 11/06/23	718
1,300	Central American Bottling Corp., 5.750%, 01/31/27 (e)	1,344
2,410	Comcel Trust, Reg. S, 6.875%, 02/06/24	2,552
470	Industrial Senior Trust, Reg. S, 5.500%, 11/01/22	461

		5,822

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Hong Kong — 3.4%
	1,240	Hongkong Electric Finance Ltd., 2.875%, 05/03/26	1,186
	330	Hutchison Whampoa International 14 Ltd., Reg. S, 3.625%, 10/31/24	339
	1,110	King Power Capital Ltd., Reg. S, 5.625%, 11/03/24	1,237
	440	Nan Fung Treasury Ltd., Reg. S, 4.500%, 09/20/22	466
	1,720	NWD MTN Ltd., Reg. S, 5.250%, 02/26/21	1,833
	2,060	Shimao Property Holdings Ltd., Reg. S, 8.375%, 02/10/22	2,303
	800	Studio City Co. Ltd., Reg. S, 7.250%, 11/30/21	856

			8,220

		India — 7.1%
	290	ABJA Investment Co. Pte. Ltd., Reg. S, 5.950%, 07/31/24	302
	770	Adani Transmission Ltd., 4.000%, 08/03/26 (e)	754
	1,450	Axis Bank Ltd., Reg. S, 3.250%, 05/21/20	1,463
	1,100	Bharat Petroleum Corp. Ltd., Reg. S, 4.625%, 10/25/22	1,170
		Bharti Airtel International Netherlands BV,
EUR	100	3.375%, 05/20/21 (e)	114
EUR	450	Reg. S, 3.375%, 05/20/21	515
	633	Neerg Energy Ltd., 6.000%, 02/13/22 (e)	639
		NTPC Ltd.,
	200	Reg. S, 4.250%, 02/26/26	204
	680	Reg. S, 4.375%, 11/26/24	704
	700	Reg. S, 4.750%, 10/03/22	749
	910	ONGC Videsh Ltd., Reg. S, 4.625%, 07/15/24	960
	1,180	Power Grid Corp. of India Ltd., Reg. S, 3.875%, 01/17/23	1,212
	1,260	Reliance Holding USA, Inc., Reg. S, 5.400%, 02/14/22	1,375
	1,519	Tata Motors Ltd., Reg. S, 4.625%, 04/30/20	1,576
	1,380	UPL Corp. Ltd., 3.250%, 10/13/21 (e)	1,359
		Vedanta Resources plc,
	2,520	6.375%, 07/30/22 (e)	2,574
	1,210	Reg. S, 7.125%, 05/31/23	1,266

			16,936

		Indonesia — 2.0%
	863	Listrindo Capital BV, 4.950%, 09/14/26 (e)	848
	900	Perusahaan Gas Negara Persero Tbk., Reg. S, 5.125%, 05/16/24	947
	1,600	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	1,648
	210	TBG Global Pte. Ltd., Reg. S, 4.625%, 04/03/18	212

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	29

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Indonesia — continued
1,120	Theta Capital Pte. Ltd., 7.000%, 04/11/22	1,176

		4,831

	Israel — 2.7%
1,298	Israel Chemicals Ltd., Reg. S, 4.500%, 12/02/24 (e)	1,297
	Israel Electric Corp. Ltd.,
1,960	Reg. S, 5.000%, 11/12/24 (e)	2,053
710	Reg. S, 6.875%, 06/21/23	822
	Teva Pharmaceutical Finance Netherlands III BV,
1,790	2.200%, 07/21/21	1,724
610	2.800%, 07/21/23	578

		6,474

	Jamaica — 1.7%
	Digicel Group Ltd.,
1,610	Reg. S, 7.125%, 04/01/22	1,306
3,099	Reg. S, 8.250%, 09/30/20	2,742

		4,048

	Jordan — 0.6%
1,360	Hikma Pharmaceuticals plc, Reg. S, 4.250%, 04/10/20	1,377

	Kazakhstan — 0.7%
620	Kazakhstan Temir Zholy National Co. JSC, Reg. S, 6.375%, 10/06/20	671
1,060	Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/26 (e)	1,019

		1,690

	Kuwait — 1.5%
1,700	Equate Petrochemical BV, 3.000%, 03/03/22 (e)	1,649
1,790	Kuwait Projects Co., Reg. S, 5.000%, 03/15/23	1,900

		3,549

	Luxembourg — 1.3%
2,020	Altice Financing SA, Reg. S, 7.500%, 05/15/26	2,169
940	Millicom International Cellular SA, 6.000%, 03/15/25 (e)	979

		3,148

	Macau — 0.2%
460	Industrial & Commercial Bank of China Macau Ltd., Reg. S, VAR, 3.875%, 09/10/24	468

	Malaysia — 0.3%
650	SSG Resources Ltd., Reg. S, 4.250%, 10/04/22	681

	Mexico — 4.4%
1,200	Banco Mercantil del Norte SA, VAR, 5.750%, 10/04/31 (e)	1,168

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Mexico — continued
340	Banco Nacional de Comercio Exterior SNC, VAR, 3.800%, 08/11/26 (e)	330
930	Cemex Finance LLC, Reg. S, 9.375%, 10/12/22	1,009
	Elementia SAB de CV,
200	5.500%, 01/15/25 (e)	197
750	Reg. S, 5.500%, 01/15/25	739
890	Fresnillo plc, Reg. S, 5.500%, 11/13/23	964
736	Grupo KUO SAB de CV, Reg. S, 6.250%, 12/04/22	746
1,072	Mexichem SAB de CV, Reg. S, 5.875%, 09/17/44	1,012
	Mexico Generadora de Energia S de rl,
1,579	Reg. S, 5.500%, 12/06/32	1,599
850	Petroleos Mexicanos, 5.625%, 01/23/46	732
760	Sigma Alimentos SA de CV, Reg. S, 6.875%, 12/16/19	841
1,265	Sixsigma Networks Mexico SA de CV, Reg. S, 8.250%, 11/07/21	1,211

		10,548

	Morocco — 0.9%
2,170	OCP SA, Reg. S, 4.500%, 10/22/25	2,118

	Netherlands — 1.6%
660	GTH Finance BV, 7.250%, 04/26/23 (e)	728
	VimpelCom Holdings BV,
1,670	Reg. S, 5.950%, 02/13/23	1,753
393	Reg. S, 7.504%, 03/01/22	440
840	Zhaikmunai LLP, Reg. S, 6.375%, 02/14/19	820

		3,741

	Nigeria — 1.3%
1,270	Access Bank plc, 10.500%, 10/19/21 (e)	1,332
1,720	IHS Netherlands Holdco BV, 9.500%, 10/27/21 (e)	1,808

		3,140

	Norway — 0.3%
700	DNO ASA, Reg. S, 8.750%, 06/18/20 (e)	635

	Panama — 1.3%
1,204	ENA Norte Trust, Reg. S, 4.950%, 04/25/23	1,249
	Global Bank Corp.,
1,066	4.500%, 10/20/21 (e)	1,067
200	5.125%, 10/30/19 (e)	207
650	Reg. S, 5.125%, 10/30/19	673

		3,196

	Paraguay — 0.1%
150	Banco Regional SAECA, 8.125%, 01/24/19 (e)	160

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Peru — 4.0%
1,180	Banco de Credito del Peru, Reg. S, VAR, 6.125%, 04/24/27	1,293
400	Banco Internacional del Peru SAA, Reg. S, 5.750%, 10/07/20	437
745	Banco Internacional del Peru SAA Interbank, Reg. S, VAR, 6.625%, 03/19/29	816
956	BBVA Banco Continental SA, Reg. S, 5.000%, 08/26/22	1,023
220	Consorcio Transmantaro SA, Reg. S, 4.375%, 05/07/23	221
843	Corp. Lindley SA, Reg. S, 6.750%, 11/23/21	947
1,290	Inkia Energy Ltd., Reg. S, 8.375%, 04/04/21	1,329
1,040	Southern Copper Corp., 5.875%, 04/23/45	1,098
1,350	Transportadora de Gas del Peru SA, Reg. S, 4.250%, 04/30/28	1,357
999	Union Andina de Cementos SAA, Reg. S, 5.875%, 10/30/21	1,041

		9,562

	Poland — 0.5%
	Powszechna Kasa Oszczednosci Bank Polski SA,
1,080	Reg. S, 4.630%, 09/26/22	1,141

	Russia — 5.8%
	Gazprom OAO,
490	Reg. S, 3.850%, 02/06/20	499
800	Reg. S, 4.950%, 07/19/22	830
1,570	Reg. S, 6.510%, 03/07/22	1,737
	Lukoil International Finance BV,
1,640	Reg. S, 4.563%, 04/24/23	1,671
1,690	MMC Norilsk Nickel OJSC, 6.625%, 10/14/22 (e)	1,891
	Sberbank of Russia,
820	Reg. S, 5.250%, 05/23/23	838
1,410	Reg. S, 6.125%, 02/07/22	1,551
	Severstal OAO,
2,380	3.850%, 08/27/21 (e)	2,389
1,080	Reg. S, 5.900%, 10/17/22	1,183
1,190	VTB Bank OJSC, Reg. S, 6.950%, 10/17/22	1,299

		13,888

	Singapore — 3.3%
3,060	DBS Group Holdings Ltd., VAR, 3.600%, 09/07/21 (x) (y)	3,002
1,720	Olam International Ltd., 4.500%, 02/05/20	1,763
1,210	Oversea-Chinese Banking Corp. Ltd., Reg. S, 4.250%, 06/19/24	1,248

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Singapore — continued
1,800	United Overseas Bank Ltd., Reg. S, VAR, 3.500%, 09/16/26	1,808

		7,821

	South Africa — 0.9%
	MTN Mauritius Investment Ltd.,
1,420	5.373%, 02/13/22 (e)	1,438
600	Reg. S, 6.500%, 10/13/26	613

		2,051

	South Korea — 2.4%
1,180	GS Caltex Corp., Reg. S, 3.250%, 10/01/18	1,198
530	KT Corp., Reg. S, 2.625%, 04/22/19	534
	Woori Bank,
1,940	Reg. S, 4.750%, 04/30/24	2,009
2,110	VAR, 4.500%, 09/27/21 (e) (x) (y)	2,069

		5,810

	Thailand — 0.7%
1,520	PTT Global Chemical PCL, Reg. S, 4.250%, 09/19/22	1,591

	Turkey — 2.1%
670	Finansbank A/S, Reg. S, 6.250%, 04/30/19	702
	KOC Holding A/S,
680	5.250%, 03/15/23 (e)	689
800	Reg. S, 5.250%, 03/15/23	810
1,050	Tupras Turkiye Petrol Rafinerileri A/S, Reg. S, 4.125%, 05/02/18	1,062
	Turkiye Sise ve Cam Fabrikalari A/S,
1,830	Reg. S, 4.250%, 05/09/20	1,825

		5,088

	United Arab Emirates — 3.2%
1,180	Abu Dhabi National Energy Co. PJSC, Reg. S, 3.875%, 05/06/24	1,195
370	DIP Sukuk Ltd., Reg. S, 4.291%, 02/20/19	379
800	Dolphin Energy Ltd., Reg. S, 5.500%, 12/15/21	884
1,100	DP World Ltd., Reg. S, 6.850%, 07/02/37	1,245
1,010	EMG SUKUK Ltd., Reg. S, 4.564%, 06/18/24	1,054
1,520	MAF Global Securities Ltd., Reg. S, VAR, 7.125%, 10/29/18 (x) (y)	1,605
840	MAF Sukuk Ltd., Reg. S, 4.500%, 11/03/25	874
	Rakfunding Cayman Ltd.,
200	3.250%, 06/24/19	201
340	Reg. S, 3.250%, 06/24/19	341

		7,778

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	31

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United Kingdom — 0.3%
1,000	Genel Energy Finance plc, 7.500%, 05/14/19 (e)	823

	United States — 0.7%
410	AES El Salvador Trust II, Reg. S, 6.750%, 03/28/23	375
760	Hyundai Capital America, Reg. S, 2.450%, 06/15/21	747
560	Sable International Finance Ltd., Reg. S, 6.875%, 08/01/22	605

		1,727

	Total Corporate Bonds (Cost $199,674)	205,147

Foreign Government Securities — 2.0%
	Argentina — 0.5%
1,040	Republic of Argentina, Reg. S, 9.950%, 06/09/21	1,178

	Nigeria — 0.3%
659	Republic of Nigeria, 7.875%, 02/16/32 (e)	693

	Oman — 0.5%
1,240	Republic of Oman, 4.750%, 06/15/26 (e)	1,215

	Ukraine — 0.7%
1,720	Republic of Ukraine, Reg. S, 7.750%, 09/01/19	1,729

	Total Foreign Government Securities (Cost $4,835)	4,815

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Supranational — 0.5%
1,060	Africa Finance Corp., 4.375%, 04/29/20 (e) (Cost $1,053)	1,092

U.S. Treasury Obligation — 0.1%
360	U.S. Treasury Note, 0.500%, 03/31/17 (k) (Cost $360)	360

SHARES
Short-Term Investment — 9.4%
	Investment Company — 9.4%
22,484	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.850% (b) (l) (Cost $22,490)	22,493

	Total Investments — 99.0% (Cost $231,389)	236,936
	Other Assets in Excess of Liabilities — 1.0%	2,347

	NET ASSETS — 100.0%	$239,283

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
28	10 Year U.S. Treasury Note	06/21/17	USD	3,488	(9)
36	2 Year U.S. Treasury Note	06/30/17	USD	7,791	5
50	5 Year U.S. Treasury Note	06/30/17	USD	5,885	10

	Short Futures Outstanding
(1)	U.S. Treasury Long Bond	06/21/17	USD	(152)	—	(h)

					6

Forward Foreign Currency Exchange Contracts
CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,381	EUR	Goldman Sachs International	03/31/17	1,444	1,466	(22)
537	EUR	Royal Bank of Canada	03/31/17	571	569	2
				2,015	2,035	(20)

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 23.4%
	Argentina — 1.5%
3,234	Petrobras Argentina SA, Reg. S, 7.375%, 07/21/23	3,339
	YPF SA,
2,256	Reg. S, 8.500%, 03/23/21	2,479
7,583	Reg. S, 8.750%, 04/04/24	8,320

		14,138

	Brazil — 2.0%
8,200	Caixa Economica Federal, Reg. S, 4.500%, 10/03/18	8,374
	Petrobras Global Finance BV,
3,810	6.125%, 01/17/22	3,914
176	6.750%, 01/27/41	160
4,320	6.850%, 06/05/15	3,738
750	8.375%, 05/23/21	837
2,010	Vale Overseas Ltd., 6.250%, 08/10/26	2,206

		19,229

	Chile — 1.5%
	Corp. Nacional del Cobre de Chile,
1,140	Reg. S, 3.000%, 07/17/22	1,147
6,676	Reg. S, 4.500%, 08/13/23	7,169
6,150	Reg. S, 4.500%, 09/16/25	6,511

		14,827

	China — 0.7%
1,550	CITIC Ltd., Reg. S, 6.800%, 01/17/23	1,831
2,000	Franshion Development Ltd., Reg. S, 6.750%, 04/15/21	2,245
2,350	Sinopec Group Overseas Development 2013 Ltd., Reg. S, 5.375%, 10/17/43	2,722

		6,798

	Colombia — 1.8%
	Ecopetrol SA,
9,486	5.375%, 06/26/26	9,760
8,180	5.875%, 05/28/45	7,360

		17,120

	Croatia — 0.2%
2,000	Hrvatska Elektroprivreda, Reg. S, 5.875%, 10/23/22	2,122

	Hong Kong — 0.3%
2,300	Shimao Property Holdings Ltd., Reg. S, 8.375%, 02/10/22	2,571

	Hungary — 0.4%
	MFB Magyar Fejlesztesi Bank Zrt.,
1,220	6.250%, 10/21/20 (e)	1,342

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hungary — continued
2,000	Reg. S, 6.250%, 10/21/20	2,200

		3,542

	India — 0.4%
3,800	IDBI Bank Ltd., Reg. S, 3.750%, 01/25/19	3,849

	Indonesia — 1.6%
1,380	Majapahit Holding BV, Reg. S, 7.750%, 01/20/20	1,561
	Pertamina Persero PT,
1,600	Reg. S, 5.250%, 05/23/21	1,717
4,700	Reg. S, 6.450%, 05/30/44	5,190
2,300	Reg. S, 6.500%, 05/27/41	2,541
4,100	Perusahaan Listrik Negara PT, Reg. S, 5.500%, 11/22/21	4,449

		15,458

	Kazakhstan — 1.7%
2,910	Kazakhstan Temir Zholy Finance BV, Reg. S, 6.950%, 07/10/42	3,091
	KazMunayGas National Co. JSC,
3,491	Reg. S, 4.400%, 04/30/23	3,477
2,127	Reg. S, 6.375%, 04/09/21	2,334
3,050	Reg. S, 7.000%, 05/05/20	3,361
3,875	Reg. S, 9.125%, 07/02/18	4,193

		16,456

	Malaysia — 0.2%
1,600	Petroliam Nasional Bhd., Reg. S, 7.625%, 10/15/26	2,163

	Mexico — 4.4%
	Banco Nacional de Comercio Exterior SNC,
1,200	Reg. S, 4.375%, 10/14/25	1,204
3,010	VAR, 3.800%, 08/11/26 (e)	2,920
	Petroleos Mexicanos,
190	3.500%, 07/18/18	193
3,049	5.375%, 03/13/22 (e)	3,182
9,270	5.500%, 01/21/21	9,765
3,000	5.625%, 01/23/46	2,584
4,300	6.375%, 02/04/21	4,670
2,874	6.375%, 01/23/45	2,714
5,900	6.500%, 03/13/27 (e)	6,248
2,300	6.500%, 06/02/41	2,213
1,320	6.625%, 06/15/35	1,330
420	VAR, 3.044%, 07/18/18	425
5,171	VAR, 4.606%, 03/11/22 (e)	5,434

		42,882

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	33

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Morocco — 0.2%
1,610	OCP SA, Reg. S, 6.875%, 04/25/44	1,709

	Peru — 0.9%
4,821	Cia Minera Milpo SAA, Reg. S, 4.625%, 03/28/23	4,874
	Consorcio Transmantaro SA,
720	4.375%, 05/07/23 (e)	724
600	Reg. S, 4.375%, 05/07/23	603
2,900	Fondo MIVIVIENDA SA, Reg. S, 3.500%, 01/31/23	2,885

		9,086

	Philippines — 0.5%
3,560	Power Sector Assets & Liabilities Management Corp., Reg. S, 7.390%, 12/02/24	4,570

		4,570

	Russia — 1.6%
2,500	Russian Agricultural Bank OJSC Via RSHB Capital SA, Reg. S, 7.750%, 05/29/18	2,653
2,050	Sberbank of Russia Via SB Capital SA, Reg. S, 6.125%, 02/07/22	2,255
	Vnesheconombank Via VEB Finance plc,
2,100	Reg. S, 4.224%, 11/21/18	2,147
4,150	Reg. S, 5.942%, 11/21/23	4,451
3,700	Reg. S, 6.025%, 07/05/22	3,987

		15,493

	South Africa — 1.0%
	Eskom Holdings SOC Ltd.,
1,326	Reg. S, 5.750%, 01/26/21	1,346
2,200	Reg. S, 6.750%, 08/06/23	2,274
4,515	Reg. S, 7.125%, 02/11/25	4,673
1,500	Transnet SOC Ltd., Reg. S, 4.000%, 07/26/22	1,479

		9,772

	Sri Lanka — 0.5%
1,630	Bank of Ceylon, 6.875%, 05/03/17 (e)	1,639
3,110	National Savings Bank, Reg. S, 8.875%, 09/18/18	3,327

		4,966

	Trinidad and Tobago — 0.4%
3,550	Petroleum Co. of Trinidad & Tobago Ltd., Reg. S, 9.750%, 08/14/19	3,812

	Ukraine — 0.4%
2,000	Oschadbank Via SSB #1 plc, Reg. S, SUB, 9.375%, 03/10/23	1,985

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Ukraine — continued
2,143	Ukreximbank Via Biz Finance plc, Reg. S, 9.750%, 01/22/25	2,098

		4,083

	United Arab Emirates — 0.3%
2,100	DP World Ltd., Reg. S, 6.850%, 07/02/37	2,376

	Venezuela — 0.9%
	Petroleos de Venezuela SA,
6,193	Reg. S, 5.375%, 04/12/27	2,270
4,116	Reg. S, 6.000%, 11/15/26	1,537
2,440	Reg. S, 8.500%, 10/27/20	1,972
1,301	Reg. S, 9.000%, 11/17/21	739
2,370	Reg. S, 9.750%, 05/17/35	1,175
1,920	Reg. S, 12.750%, 02/17/22	1,298

		8,991

	Total Corporate Bonds (Cost $220,148)	226,013

Foreign Government Securities — 74.8%
	Angola — 0.8%
	Republic of Angola,
3,920	Reg. S, 7.000%, 08/16/19	4,018
4,060	Reg. S, 9.500%, 11/12/25	4,101

		8,119

	Argentina — 5.2%
	Provincia de Buenos Aires,
3,454	7.875%, 06/15/27	3,445
800	Reg. S, 9.375%, 09/14/18	866
8,670	Reg. S, 9.950%, 06/09/21	9,819
	Provincia de Cordoba,
1,810	7.450%, 09/01/24 (e)	1,819
2,300	Reg. S, 7.125%, 06/10/21	2,375
	Republic of Argentina,
7,800	6.875%, 01/26/27 (e)	7,800
5,917	8.280%, 12/31/33	6,287
10,010	Reg. S, 6.250%, 04/22/19	10,575
3,700	Reg. S, 7.500%, 04/22/26	3,878
5,450	SUB, 2.500%, 12/31/38	3,433

		50,297

	Armenia — 0.7%
6,072	Republic of Armenia, Reg. S, 7.150%, 03/26/25	6,348

	Azerbaijan — 1.1%
4,680	Republic of Azerbaijan, Reg. S, 4.750%, 03/18/24	4,750

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Azerbaijan — continued
	State Oil Co. of the Azerbaijan Republic,
5,660	Reg. S, 6.950%, 03/18/30	6,071

		10,821

	Belarus — 0.3%
2,760	Republic of Belarus, Reg. S, 8.950%, 01/26/18	2,843

	Belize — 0.1%
1,164	Republic of Belize, Reg. S, SUB, 5.000%, 02/20/38	501

	Bermuda — 0.4%
	Government of Bermuda,
2,000	Reg. S, 4.138%, 01/03/23	2,050
1,600	Reg. S, 4.854%, 02/06/24	1,678

		3,728

	Brazil — 3.9%
	Brazil Notas do Tesouro Nacional,
BRL9,770	Series B, 6.000%, 08/15/22	9,542
BRL 15,350	Series F, 10.000%, 01/01/23	4,890
	Federative Republic of Brazil,
2,450	4.875%, 01/22/21	2,563
3,811	6.000%, 04/07/26	4,123
13,808	8.250%, 01/20/34	16,880

		37,998

	Cameroon — 0.3%
2,300	Republic of Cameroon, Reg. S, 9.500%, 11/19/25	2,553

	Colombia — 1.3%
	Republic of Colombia,
3,290	4.000%, 02/26/24	3,376
1,850	4.500%, 01/28/26	1,950
4,171	7.375%, 09/18/37	5,281
1,100	8.125%, 05/21/24	1,390
673	10.375%, 01/28/33	988

		12,985

	Costa Rica — 1.8%
	Republic of Costa Rica,
2,132	Reg. S, 4.250%, 01/26/23	2,047
1,158	Reg. S, 7.000%, 04/04/44	1,139
10,300	Reg. S, 7.158%, 03/12/45	10,248
5,109	Republic of Instituto Costarricense de Electricidad, Reg. S, 6.375%, 05/15/43	4,324

		17,758

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Croatia — 1.0%
	Republic of Croatia,
2,000	Reg. S, 6.625%, 07/14/20	2,190
6,520	Reg. S, 6.750%, 11/05/19	7,115

		9,305

	Dominican Republic — 3.5%
	Government of Dominican Republic,
4,086	Reg. S, 5.500%, 01/27/25	4,157
4,412	Reg. S, 5.875%, 04/18/24	4,611
4,746	Reg. S, 6.875%, 01/29/26	5,209
13,480	Reg. S, 7.450%, 04/30/44	14,727
4,784	Reg. S, 7.500%, 05/06/21	5,262

		33,966

	Ecuador — 2.3%
	Republic of Ecuador,
11,100	Reg. S, 7.950%, 06/20/24	11,100
4,790	Reg. S, 9.650%, 12/13/26	5,197
3,291	Reg. S, 10.500%, 03/24/20	3,616
2,200	Reg. S, 10.750%, 03/28/22	2,453

		22,366

	Egypt — 2.0%
	Arab Republic of Egypt,
2,900	6.125%, 01/31/22 (e)	3,009
7,200	8.500%, 01/31/47 (e)	7,805
6,519	Reg. S, 5.875%, 06/11/25	6,421
1,865	Reg. S, 6.875%, 04/30/40	1,762

		18,997

	El Salvador — 1.6%
	Republic of El Salvador,
2,950	Reg. S, 5.875%, 01/30/25	2,625
2,184	Reg. S, 6.375%, 01/18/27	1,955
840	Reg. S, 7.375%, 12/01/19	852
3,808	Reg. S, 7.625%, 02/01/41	3,456
2,554	Reg. S, 7.650%, 06/15/35	2,346
2,350	Reg. S, 7.750%, 01/24/23	2,365
2,330	Reg. S, 8.250%, 04/10/32	2,275

		15,874

	Gabon — 0.5%
4,750	Gabonese Republic, Reg. S, 6.375%, 12/12/24	4,548

	Ghana — 0.2%
1,848	Republic of Ghana, Reg. S, 10.750%, 10/14/30	2,167

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	35

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Honduras — 0.8%
	Republic of Honduras,
1,627	6.250%, 01/19/27 (e)	1,645
5,751	Reg. S, 8.750%, 12/16/20	6,528

		8,173

	Hungary — 2.7%
	Republic of Hungary,
4,722	5.375%, 02/21/23	5,194
5,690	5.375%, 03/25/24	6,316
12,472	5.750%, 11/22/23	14,093

		25,603

	Indonesia — 2.9%
	Republic of Indonesia,
1,860	Reg. S, 4.125%, 01/15/25	1,906
4,000	Reg. S, 5.250%, 01/08/47	4,265
7,760	Reg. S, 5.875%, 01/15/24	8,827
5,800	Reg. S, 6.625%, 02/17/37	7,149
4,285	Reg. S, 6.750%, 01/15/44	5,501

		27,648

	Iraq — 1.1%
12,016	Republic of Iraq, Reg. S, 5.800%, 01/15/28	10,610

	Ivory Coast — 0.5%
	Republic of Ivory Coast,
893	Reg. S, 6.375%, 03/03/28	886
4,298	Reg. S, SUB, 5.750%, 12/31/32	4,051

		4,937

	Jamaica — 0.8%
	Jamaica Government International Bond,
600	7.625%, 07/09/25	697
900	7.875%, 07/28/45	1,031
3,120	8.000%, 03/15/39	3,604
1,759	9.250%, 10/17/25	2,234

		7,566

	Jordan — 0.5%
	Kingdom of Jordan,
3,400	5.750%, 01/31/27 (e)	3,289
1,300	Reg. S, 6.125%, 01/29/26	1,331

		4,620

	Kazakhstan — 1.2%
	Republic of Kazakhstan,
2,150	Reg. S, 3.875%, 10/14/24	2,156
1,500	Reg. S, 4.875%, 10/14/44	1,444

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Kazakhstan — continued
	4,850	Reg. S, 5.125%, 07/21/25	5,245
	2,340	Reg. S, 6.500%, 07/21/45	2,744

			11,589

		Kenya — 0.4%
	4,200	Republic of Kenya, Reg. S, 6.875%, 06/24/24	4,137

		Lebanon — 4.2%
		Republic of Lebanon,
	5,760	6.375%, 03/09/20	5,940
	5,570	6.600%, 11/27/26	5,563
	10,350	6.650%, 02/26/30	10,233
	4,870	9.000%, 03/20/17	4,881
	6,614	Reg. S, 5.450%, 11/28/19	6,680
	6,985	Reg. S, 8.250%, 04/12/21	7,675

			40,972

		Malaysia — 0.6%
	6,000	1MDB Global Investments Ltd., Reg. S, 4.400%, 03/09/23	5,655

		Mexico — 2.3%
		United Mexican States,
EUR	2,060	3.375%, 02/23/31	2,264
	3,950	3.600%, 01/30/25	3,919
	10,550	5.550%, 01/21/45	11,130
MXN	97,750	Series M, 6.500%, 06/09/22	4,729

			22,042

		Mongolia — 0.4%
	3,200	Mongolia Government International Bond, Reg. S, 10.875%, 04/06/21	3,632

		Morocco — 0.3%
		Kingdom of Morocco,
	1,050	Reg. S, 4.250%, 12/11/22	1,094
	1,600	Reg. S, 5.500%, 12/11/42	1,684

			2,778

		Namibia — 0.3%
		Republic of Namibia,
	1,100	Reg. S, 5.250%, 10/29/25	1,118
	1,500	Reg. S, 5.500%, 11/03/21	1,603

			2,721

		Nigeria — 1.0%
	9,431	Republic of Nigeria, 7.875%, 02/16/32 (e)	9,926

		Oman — 0.5%
	5,400	Oman Government International Bond, Reg. S, 4.750%, 06/15/26	5,292

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Pakistan — 1.0%
	Republic of Pakistan,
4,797	Reg. S, 7.250%, 04/15/19	5,118
3,760	Reg. S, 8.250%, 04/15/24	4,199

		9,317

	Panama — 2.6%
	Republic of Panama,
4,220	3.875%, 03/17/28	4,273
2,500	4.000%, 09/22/24	2,609
5,000	6.700%, 01/26/36	6,306
1,700	7.125%, 01/29/26	2,144
4,290	8.875%, 09/30/27	6,027
2,850	9.375%, 04/01/29	4,133

		25,492

	Paraguay — 1.5%
	Republic of Paraguay,
3,400	Reg. S, 4.625%, 01/25/23	3,502
2,800	Reg. S, 5.000%, 04/15/26	2,856
7,620	Reg. S, 6.100%, 08/11/44	7,877

		14,235

	Peru — 0.6%
4,905	Republic of Peru, 5.625%, 11/18/50	5,782

	Philippines — 1.7%
	Republic of Philippines,
1,184	3.700%, 03/01/41	1,171
1,400	4.200%, 01/21/24	1,524
5,900	6.375%, 10/23/34	7,862
2,550	7.750%, 01/14/31	3,647
1,100	9.500%, 02/02/30	1,750

		15,954

	Poland — 0.8%
	Republic of Poland,
2,000	3.250%, 04/06/26	1,980
5,330	4.000%, 01/22/24	5,596

		7,576

	Qatar — 0.3%
2,500	Republic of Qatar, Reg. S, 4.625%, 06/02/46	2,556

	Romania — 1.0%
	Republic of Romania,
1,174	Reg. S, 4.375%, 08/22/23	1,233
2,258	Reg. S, 4.875%, 01/22/24	2,441
5,266	Reg. S, 6.750%, 02/07/22	6,093

		9,767

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Russia — 1.4%
	Russian Federation,
4,800	Reg. S, 4.500%, 04/04/22	5,095
2,600	Reg. S, 4.875%, 09/16/23	2,795
2,600	Reg. S, 5.000%, 04/29/20	2,797
2,800	Reg. S, 5.625%, 04/04/42	3,052

		13,739

	Senegal — 0.2%
1,950	Republic of Senegal, Reg. S, 6.250%, 07/30/24	1,970

	Serbia — 1.0%
	Republic of Serbia,
600	5.875%, 12/03/18 (e)	631
1,420	Reg. S, 5.250%, 11/21/17 (e)	1,450
7,000	Reg. S, 7.250%, 09/28/21	7,936

		10,017

	South Africa — 1.9%
	Republic of South Africa,
6,200	4.300%, 10/12/28	5,964
1,000	5.000%, 10/12/46	960
2,640	5.375%, 07/24/44	2,706
3,900	5.500%, 03/09/20	4,181
4,240	5.875%, 09/16/25	4,660

		18,471

	Sri Lanka — 2.3%
	Republic of Sri Lanka,
800	Reg. S, 5.750%, 01/18/22	830
4,300	Reg. S, 5.875%, 07/25/22	4,467
1,000	Reg. S, 6.125%, 06/03/25	1,010
4,684	Reg. S, 6.250%, 10/04/20	4,977
5,660	Reg. S, 6.250%, 07/27/21	6,021
4,460	Reg. S, 6.825%, 07/18/26	4,644
600	Reg. S, 6.850%, 11/03/25	625

		22,574

	Tunisia — 0.7%
7,228	Republic of Banque Centrale de Tunisie,
	Reg. S, 5.750%, 01/30/25	6,867

	Turkey — 3.0%
	Republic of Turkey,
4,500	4.875%, 04/16/43	3,758
3,445	5.750%, 03/22/24	3,544
2,050	6.000%, 01/14/41	1,978
3,280	6.250%, 09/26/22	3,489
4,666	6.625%, 02/17/45	4,870

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	37

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Turkey — continued
1,055	6.875%, 03/17/36	1,124
1,608	7.000%, 06/05/20	1,747
6,280	7.375%, 02/05/25	7,041
1,050	8.000%, 02/14/34	1,244

		28,795

	Ukraine — 3.4%
	Republic of Ukraine,
11,000	Reg. S, 7.750%, 09/01/19	11,055
4,200	Reg. S, 7.750%, 09/01/20	4,171
6,750	Reg. S, 7.750%, 09/01/21	6,608
1,900	Reg. S, 7.750%, 09/01/22	1,837
3,100	Reg. S, 7.750%, 09/01/23	2,960
2,000	Reg. S, 7.750%, 09/01/24	1,883
2,400	Reg. S, 7.750%, 09/01/25	2,238
2,200	Reg. S, 7.750%, 09/01/27	2,031

		32,783

	Uruguay — 1.4%
	Republic of Uruguay,
5,000	4.375%, 10/27/27	5,156
3,579	5.100%, 06/18/50	3,373
606	7.625%, 03/21/36	776
3,646	7.875%, 01/15/33	4,694

		13,999

	Venezuela — 1.3%
	Republic of Venezuela,
2,720	9.250%, 09/15/27	1,428
882	9.375%, 01/13/34	430
640	Reg. S, 7.000%, 12/01/18	465
1,880	Reg. S, 7.000%, 03/31/38	832
1,153	Reg. S, 7.650%, 04/21/25	542
3,765	Reg. S, 7.750%, 10/13/19	2,447

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Venezuela — continued
2,020	Reg. S, 8.250%, 10/13/24	970
1,167	Reg. S, 9.000%, 05/07/23	610
1,160	Reg. S, 9.250%, 05/07/28	560
2,770	Reg. S, 11.750%, 10/21/26	1,613
2,040	Reg. S, 11.950%, 08/05/31	1,188
1,910	Reg. S, 12.750%, 08/23/22	1,299

		12,384

	Vietnam — 0.1%
1,000	Republic of Vietnam, Reg. S, 6.750%, 01/29/20	1,095

	Zambia — 1.1%
10,129	Republic of Zambia, Reg. S, 8.970%, 07/30/27	10,635

	Total Foreign Government Securities (Cost $706,979)	723,083

U.S. Treasury Obligation — 0.2%
1,600	U.S. Treasury Note, 0.500%, 03/31/17 (k) (Cost $1,600)	1,600

SHARES
Short-Term Investment — 0.6%
	Investment Company — 0.6%
5,931	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.850% (b) (l) † (Cost $5,933)	5,933

	Total Investments — 99.0% (Cost $934,660)	956,629
	Other Assets in Excess of Liabilities — 1.0%	9,694

	NET ASSETS — 100.0%	$966,323

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,940	AUD	HSBC Bank, NA	03/22/17	5,929	6,084	155
14,922	BRL	Credit Suisse International††	03/22/17	4,719	4,772	53
57,425	BRL	Merrill Lynch International††	03/22/17	16,789	18,365	1,576
6,040	CAD	BNP Paribas	03/22/17	4,563	4,548	(15)
9,641	CAD	Goldman Sachs International	03/22/17	7,229	7,260	31
17,320	CAD	Royal Bank of Canada	03/22/17	13,207	13,042	(165)
4,905	CHF	BNP Paribas	03/22/17	4,894	4,890	(4)
2,389	CHF	Goldman Sachs International	03/22/17	2,395	2,382	(13)
1,006,973	CLP	Citibank, NA††	03/22/17	1,531	1,547	16
3,238,317	CLP	Credit Suisse International††	03/22/17	4,838	4,974	136
1,504,123	CLP	Deutsche Bank AG††	03/22/17	2,233	2,310	77
1,412,285	CLP	HSBC Bank, NA††	03/22/17	2,155	2,169	14
33,223	CNY	Goldman Sachs International††	03/22/17	4,689	4,832	143
194,945	CNY	HSBC Bank, NA††	03/22/17	27,825	28,355	530
7,217,528	COP	Credit Suisse International††	03/22/17	2,507	2,458	(49)
1,437	EUR	Citibank, NA	03/22/17	1,537	1,524	(13)
2,287	EUR	Goldman Sachs International	03/22/17	2,449	2,425	(24)
2,203	EUR	Merrill Lynch International	03/22/17	2,328	2,336	8
1,793	EUR	State Street Corp.	03/22/17	1,911	1,901	(10)
1,899	GBP	Merrill Lynch International	03/22/17	2,361	2,358	(3)
627,509	JPY	HSBC Bank, NA	03/22/17	5,463	5,590	127
167,688	MXN	BNP Paribas	03/22/17	8,192	8,320	128
49,376	MXN	Goldman Sachs International	03/22/17	2,368	2,450	82
47,698	MXN	State Street Corp.	03/22/17	2,416	2,367	(49)
9,697	PLN	BNP Paribas	03/22/17	2,330	2,384	54
14,748	PLN	Deutsche Bank AG	03/22/17	3,528	3,626	98
10,109	PLN	HSBC Bank, NA	03/22/17	2,524	2,486	(38)
137,127	RUB	Goldman Sachs International††	03/22/17	2,285	2,338	53
1,585,885	RUB	Merrill Lynch International††	03/22/17	25,612	27,039	1,427
11,798	SGD	HSBC Bank, NA	03/22/17	8,268	8,420	152
5,077	TRY	Citibank, NA	03/22/17	1,435	1,387	(48)
29,719	TRY	Credit Suisse International	03/22/17	8,681	8,118	(563)
34,303	TRY	HSBC Bank, NA	03/22/17	9,340	9,371	31
5,872	TRY	Merrill Lynch International	03/22/17	1,649	1,604	(45)
9,024	TRY	TD Bank Financial Group	03/22/17	2,380	2,465	85
77,771	TWD	HSBC Bank, NA††	03/22/17	2,427	2,535	108
28,169	ZAR	Barclays Bank plc	03/22/17	2,033	2,140	107
64,163	ZAR	Goldman Sachs International	03/22/17	4,645	4,873	228
21,372	ZAR	TD Bank Financial Group	03/22/17	1,530	1,623	93
				213,195	217,668	4,473

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	39

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,138	AUD	Goldman Sachs International	03/22/17	2,409	2,404	5
3,100	AUD	TD Bank Financial Group	03/22/17	2,365	2,375	(10)
7,940	AUD	Union Bank of Switzerland AG	03/22/17	5,899	6,085	(186)
15,143	BRL	Credit Suisse International††	03/22/17	4,717	4,842	(125)
16,527	BRL	Deutsche Bank AG††	03/22/17	5,049	5,286	(237)
25,754	BRL	Goldman Sachs International††	03/22/17	7,499	8,237	(738)
33,177	CAD	Goldman Sachs International	03/22/17	25,314	24,982	332
2,979	CAD	HSBC Bank, NA	03/22/17	2,285	2,244	41
1,615,054	CLP	Credit Suisse International††	03/22/17	2,506	2,481	25
5,546,645	CLP	Merrill Lynch International††	03/22/17	8,458	8,519	(61)
16,974	CNH	HSBC Bank, NA††	03/22/17	2,424	2,472	(48)
228,168	CNY	Merrill Lynch International††	03/22/17	32,470	33,187	(717)
7,217,528	COP	Credit Suisse International††	03/22/17	2,424	2,457	(33)
7,719	EUR	Goldman Sachs International	03/22/17	8,181	8,186	(5)
2,430	EUR	Goldman Sachs International	03/31/17	2,537	2,578	(41)
1,899	GBP	Goldman Sachs International	03/22/17	2,375	2,358	17
703,377	HUF	BNP Paribas	03/22/17	2,403	2,419	(16)
627,509	JPY	Goldman Sachs International	03/22/17	5,476	5,590	(114)
49,376	MXN	BNP Paribas	03/22/17	2,457	2,450	7
39,060	MXN	Citibank, NA	03/22/17	1,905	1,938	(33)
128,629	MXN	Goldman Sachs International	03/22/17	6,059	6,382	(323)
9,671	PLN	BNP Paribas	03/22/17	2,395	2,378	17
9,668	PLN	Goldman Sachs International	03/22/17	2,395	2,377	18
34,555	PLN	Royal Bank of Canada	03/22/17	8,242	8,497	(255)
448,114	RUB	Credit Suisse International††	03/22/17	7,391	7,640	(249)
711,834	RUB	Goldman Sachs International††	03/22/17	11,496	12,136	(640)
425,532	RUB	Standard Chartered Bank††	03/22/17	6,833	7,255	(422)
11,798	SGD	Goldman Sachs International	03/22/17	8,241	8,420	(179)
9,464	TRY	Credit Suisse International	03/22/17	2,592	2,586	6
57,354	TRY	Royal Bank of Canada	03/22/17	16,056	15,667	389
154,194	TWD	Credit Suisse International††	03/22/17	4,785	5,027	(242)
113,704	ZAR	BNP Paribas	03/22/17	8,192	8,637	(445)
32,418	ZAR	Goldman Sachs International	03/22/17	2,395	2,462	(67)
31,213	ZAR	HSBC Bank, NA	03/22/17	2,403	2,371	32
				218,628	222,925	(4,297)

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — 99.8%
Asset-Backed Securities — 4.8%
26,155	ABFC Trust, Series 2006-OPT2, Class A2, VAR, 0.918%, 10/25/36	22,379
2,893	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	2,937
31,035	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, VAR, 0.861%, 07/25/36	11,638
8,105	American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.600%, 07/15/20 (e)	8,409
813	Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 2.053%, 08/25/33	793
	Ameriquest Mortgage Securities Trust,
14,402	Series 2006-M3, Class A2B, VAR, 0.878%, 10/25/36	6,459
22,631	Series 2006-M3, Class A2C, VAR, 0.938%, 10/25/36	10,230
8,774	Series 2006-M3, Class A2D, VAR, 1.018%, 10/25/36	4,007
6,366	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W4, Class A2D, VAR, 1.158%, 02/25/36	4,550
1,197	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 3.395%, 12/15/33	1,187
1,778	Bear Stearns Asset-Backed Securities Trust, Series 2004-SD1, Class M2, VAR, 5.820%, 12/25/42	1,671
17,239	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A2, VAR, 0.891%, 10/25/36	10,564
2,679	Centex Home Equity Loan Trust, Series 2005-A, Class M2, VAR, 1.278%, 01/25/35	2,182
626	Citicorp Residential Mortgage Trust, Series 2006-1, Class A4, SUB, 5.548%, 07/25/36	634
	Continental Airlines Pass-Through Trust,
2,144	Series 2003-ERJ1, 7.875%, 07/02/18	2,225
3,842	Series 2004-ERJ1, 9.558%, 09/01/19	4,111
1,992	Series 2006-ERJ1, 9.318%, 11/01/19 (e)	2,131
	Countrywide Asset-Backed Certificates,
5,636	Series 2006-25, Class 2A3, VAR, 0.948%, 06/25/47	5,525
12,039	Series 2007-2, Class 2A3, VAR, 0.918%, 08/25/37	11,400
21,423	Series 2007-7, Class 2A3, VAR, 1.008%, 10/25/47	20,401

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Credit-Based Asset Servicing & Securitization LLC,
5,318	Series 2006-CB4, Class AV4, VAR, 1.018%, 05/25/36	4,239
16,219	Series 2006-CB8, Class A1, VAR, 0.911%, 10/25/36	12,593
8,754	CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.948%, 09/25/36	3,600
	CWABS Asset-Backed Certificates Trust,
12,068	Series 2006-17, Class 2A2, VAR, 0.928%, 03/25/47	11,273
11,496	Series 2006-18, Class 2A2, VAR, 0.938%, 03/25/37	11,143
678	CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.603%, 03/25/34	632
425	Delta Air Lines Pass-Through Trust, Series 2012-1, Class B, 6.875%, 05/07/19 (e)	454
4,431	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 1.041%, 07/25/36	2,491
	First Franklin Mortgage Loan Trust,
14,697	Series 2006-FF13, Class A2D, VAR, 1.018%, 10/25/36	10,814
18,014	Series 2006-FF16, Class 2A3, VAR, 0.918%, 12/25/36	11,185
	Fremont Home Loan Trust,
30,686	Series 2006-B, Class 2A3, VAR, 0.938%, 08/25/36	12,939
10,313	Series 2006-B, Class 2A4, VAR, 1.018%, 08/25/36	4,405
8,924	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, VAR, 0.878%, 03/25/47	4,235
	GSAMP Trust,
5,768	Series 2005-WMC1, Class M1, VAR, 1.513%, 09/25/35	5,434
17,020	Series 2006-FM1, Class A1, VAR, 0.938%, 04/25/36	11,880
5,759	Series 2006-FM2, Class A2C, VAR, 0.928%, 09/25/36	2,664
7,829	Series 2006-FM2, Class A2D, VAR, 1.018%, 09/25/36	3,724
21,205	Series 2006-HE3, Class A2C, VAR, 0.938%, 05/25/46	19,800
29,013	Series 2007-HE1, Class A2C, VAR, 0.928%, 03/25/47	26,327

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	41

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Asset-Backed Securities — continued
	Home Equity Mortgage Loan Asset-Backed Trust,
1,145	Series 2004-B, Class M2, VAR, 1.903%, 11/25/34	1,069
19,048	Series 2006-C, Class 2A, VAR, 0.908%, 08/25/36	15,758
7,208	Series 2006-C, Class 3A3, VAR, 0.928%, 08/25/36	6,705
18,109	Series 2006-D, Class 1A, VAR, 0.918%, 11/25/36	14,734
22,069	Series 2006-E, Class 2A3, VAR, 0.948%, 04/25/37	15,713
20,877	Series 2007-B, Class 2A3, VAR, 0.978%, 07/25/37	13,228
3,172	JP Morgan Mortgage Acquisition Trust, Series 2006-CW2, Class AV4, VAR, 0.928%, 08/25/36	3,067
1,341	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 1.633%, 07/25/34	1,299
25,850	Marine Park CLO Ltd., (Cayman Islands), Series 2012-1A, Class SUB, 05/18/23 (e)	12,666
	MASTR Asset-Backed Securities Trust,
7,173	Series 2006-HE4, Class A2, VAR, 0.888%, 11/25/36	3,440
9,197	Series 2006-HE4, Class A3, VAR, 0.928%, 11/25/36	4,443
12,341	Series 2006-NC3, Class A1, VAR, 0.908%, 10/25/36	7,495
9,181	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3, Class A1, VAR, 0.848%, 04/25/47	5,318
5,446	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE7, Class A2B, VAR, 1.771%, 07/25/37	5,092
15,896	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, VAR, 0.953%, 06/25/37	13,780
	New Century Home Equity Loan Trust,
22	Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	22
15,726	Series 2006-2, Class A2B, VAR, 0.938%, 08/25/36	13,274
4,628	Northwest Airlines Pass-Through Trust, Series 2007-1, Class A, 7.027%, 11/01/19	5,137
	NovaStar Mortgage Funding Trust,
15,052	Series 2006-4, Class A2C, VAR, 0.928%, 09/25/36	8,613
5,695	Series 2006-4, Class A2D, VAR, 1.028%, 09/25/36	3,307

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

23,397	Series 2007-1, Class A1A, VAR, 0.908%, 03/25/37	15,524
43,381	Series 2007-1, Class A2C, VAR, 0.958%, 03/25/37	23,141
988	Option One Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.633%, 11/25/34	900
14,205	Ownit Mortgage Loan Trust, Series 2006-1, Class AV, VAR, 1.008%, 12/25/36	13,727
	RASC Trust,
3,570	Series 2006-EMX1, Class M1, VAR, 1.188%, 01/25/36	3,459
8,816	Series 2007-KS3, Class AI3, VAR, 1.028%, 04/25/37	8,430
	Renaissance Home Equity Loan Trust,
1,018	Series 2004-4, Class AF4, SUB, 4.876%, 02/25/35	1,019
254	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	254
1,710	Saxon Asset Securities Trust, Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	1,698
	Securitized Asset-Backed Receivables LLC Trust,
15,821	Series 2006-NC3, Class A1, VAR, 0.918%, 09/25/36	10,956
22,844	Series 2006-NC3, Class A2B, VAR, 0.928%, 09/25/36	11,832
4,914	Series 2007-NC2, Class A2B, VAR, 0.918%, 01/25/37	3,251
13,432	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 0.958%, 02/25/36	7,601
3,854	Sprint Spectrum Co. LLC, 3.360%, 09/20/21 (e)	3,864
19,826	Structured Asset Investment Loan Trust, Series 2006-4, Class A1, VAR, 0.951%, 07/25/36	12,654
3,606	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC5, Class A4, VAR, 0.948%, 12/25/36	3,318
3,214	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/21	3,319
	WaMu Asset-Backed Certificates Trust,
23,675	Series 2007-HE2, Class 2A4, VAR, 1.138%, 04/25/37	11,428
25,059	Series 2007-HE4, Class 1A, VAR, 0.948%, 07/25/47	15,603

	Total Asset-Backed Securities (Cost $618,721)	599,403

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Closed End Funds — 1.0%
400	Advent Claymore Convertible Securities and Income Fund II	2,497
2,917	BlackRock Corporate High Yield Fund, Inc.	32,556
1,310	BlackRock Debt Strategies Fund, Inc.	15,298
1,099	Blackstone/GSO Strategic Credit Fund	17,585
557	Eaton Vance Floating-Rate Income Trust	8,528
656	Eaton Vance Senior Income Trust	4,562
714	Invesco Dynamic Credit Opportunities Fund	8,855
409	Invesco Senior Income Trust	1,932
1,670	Nuveen Credit Strategies Income Fund	14,997
499	Nuveen Floating Rate Income Opportunity Fund	6,166
710	Prudential Global Short Duration High Yield Fund, Inc.	10,763
452	Voya Prime Rate Trust	2,525

	Total Closed End Funds (Cost $107,856)	126,264

PRINCIPAL AMOUNT
Collateralized Mortgage Obligations — 4.0%
	Adjustable Rate Mortgage Trust,
7,881	Series 2005-5, Class 5A1, VAR, 3.522%, 09/25/35	6,951
1,733	Series 2005-10, Class 1A21, VAR, 3.284%, 01/25/36	1,498
	Alternative Loan Trust,
373	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	377
175	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	174
1,711	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	1,672
859	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	858
529	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	522
1,724	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	1,701
1,609	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	1,570
1,864	Series 2006-24CB, Class A1, 6.000%, 06/25/36	1,594
3,358	Series 2006-24CB, Class A23, 6.000%, 06/25/36	2,915
4,726	Series 2006-25CB, Class A9, 6.000%, 10/25/36	4,124

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

777	Series 2006-28CB, Class A17, 6.000%, 10/25/36	618
2,801	Series 2006-31CB, Class A3, 6.000%, 11/25/36	2,229
688	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	563
5,428	Series 2006-J2, Class A1, VAR, 1.278%, 04/25/36	3,244
223	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	192
932	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	763
2,296	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, VAR, 0.968%, 09/25/46	1,745
	Banc of America Alternative Loan Trust,
3,804	Series 2004-1, Class 1A1, 6.000%, 02/25/34	4,038
2,395	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	2,247
2,285	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	2,068
2,051	Series 2006-4, Class 2A1, 6.000%, 05/25/21	1,977
	Banc of America Funding Trust,
2,226	Series 2005-1, Class 1A1, 5.500%, 02/25/35	2,227
994	Series 2006-1, Class 2A1, 5.500%, 01/25/36	946
2,065	Series 2006-D, Class 5A2, VAR, 3.342%, 05/20/36	1,852
11,330	Series 2014-R7, Class 1A1, VAR, 0.906%, 05/26/36	10,754
2,633	Series 2014-R7, Class 2A1, VAR, 0.896%, 09/26/36	2,471
19,921	Series 2015-R4, Class 5A1, VAR, 0.928%, 10/25/36 (e)	18,813
	Banc of America Mortgage Trust,
416	Series 2005-11, Class 2A1, 5.250%, 12/25/20	416
5,796	Series 2007-3, Class 1A1, 6.000%, 09/25/37	5,602
10,456	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 3.115%, 02/25/36	9,722
5,051	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class A1, SUB, 5.250%, 10/25/34	5,054
1,711	Chase Mortgage Finance Trust, Series 2005-S1, Class 1A15, 6.000%, 05/25/35	1,788

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	43

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	CHL Mortgage Pass-Through Trust,
753	Series 2005-21, Class A2, 5.500%, 10/25/35	730
1,956	Series 2006-15, Class A1, 6.250%, 10/25/36	1,697
963	Series 2006-20, Class 1A36, 5.750%, 02/25/37	828
2,953	Series 2007-5, Class A6, VAR, 1.128%, 05/25/37	2,107
	Citicorp Mortgage Securities Trust,
99	Series 2006-7, Class 2A1, 5.500%, 12/25/21	99
4,883	Series 2007-5, Class 1A9, 6.000%, 06/25/37	4,957
	Citigroup Mortgage Loan Trust,
985	Series 2006-4, Class 1A1, 5.500%, 12/25/35	949
5,472	Series 2014-10, Class 1A1, VAR, 0.891%, 11/25/36 (e)	5,108
8,367	Series 2014-10, Class 3A1, VAR, 0.955%, 07/25/36 (e)	7,798
9,175	Series 2014-10, Class 4A1, VAR, 0.925%, 02/25/37 (e)	8,437
4,375	Series 2014-10, Class 5A1, VAR, 0.906%, 06/25/36 (e)	4,072
5,260	Series 2014-11, Class 4A1, VAR, 0.878%, 07/25/36 (e)	4,765
22,465	Series 2014-12, Class 1A4, VAR, 0.881%, 08/25/36 (e)	20,795
2,793	Series 2014-12, Class 2A4, VAR, 3.242%, 02/25/37 (e)	2,679
9,780	Series 2014-C, Class A, VAR, 3.250%, 02/25/54 (e)	9,455
207	CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.250%, 03/25/21	212
	Credit Suisse First Boston Mortgage Securities Corp.,
2,149	Series 2004-5, Class 4A1, 6.000%, 09/25/34	2,187
430	Series 2005-5, Class 1A1, 5.000%, 07/25/20	428
152	Series 2005-7, Class 3A1, 5.000%, 08/25/20	146
	CSMC,
4,404	Series 2011-12R, Class 3A1, VAR, 2.893%, 07/27/36 (e)	4,375
4,180	Series 2014-10R, Class 4A1, VAR, 0.926%, 12/27/36 (e)	4,060

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

3,249	Series 2014-11R, Class 8A1, VAR, 1.118%, 04/27/37 (e)	3,165
12,335	Series 2014-11R, Class 9A1, VAR, 0.778%, 10/27/36 (e)	11,783
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
2,702	Series 2005-1, Class 1A1, VAR, 1.278%, 02/25/35	2,522
977	Series 2005-1, Class 2A1, VAR, 5.872%, 02/25/20	986
	FHLMC REMIC,
627	Series 3171, Class OJ, PO, 06/15/36	496
14,678	Series 4057, Class BS, IF, IO, 5.280%, 09/15/39	1,952
24,121	Series 4093, Class SD, IF, IO, 5.930%, 01/15/38	4,872
15,579	Series 4099, Class BS, IF, IO, 5.280%, 06/15/39	2,609
1,053	Series 4100, Class KJ, 3.500%, 08/15/42	1,076
6,610	Series 4113, Class JS, IF, IO, 5.280%, 07/15/39	963
7,846	Series 4123, Class SA, IF, IO, 5.430%, 09/15/39	1,181
31,571	Series 4199, Class SD, IF, IO, 5.430%, 06/15/39	4,576
	FHLMC Structured Agency Credit Risk Debt Notes,
15,955	Series 2014-DN1, Class M2, VAR, 2.978%, 02/25/24	16,381
286	Series 2014-DN3, Class M2, VAR, 3.171%, 08/25/24	287
3,640	Series 2014-DN3, Class M3, VAR, 4.771%, 08/25/24	3,871
6,132	Series 2015-DNA2, Class M2, VAR, 3.378%, 12/25/27	6,281
2,249	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA7, Class A1, 5.750%, 12/25/36	1,787
2,645	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	2,163
2,375	First Horizon Mortgage Pass-Through Trust, Series 2006-2, Class 1A3, 6.000%, 08/25/36	2,159
	FNMA REMIC,
104	Series 2011-70, Class CL, 3.000%, 08/25/26	104
1,562	Series 2012-20, Class JS, IF, IO, 5.222%, 10/25/38	134

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
37,835	Series 2012-73, Class LS, IF, IO, 5.272%, 06/25/39	5,220
23,140	Series 2012-74, Class AS, IF, IO, 5.272%, 03/25/39	2,160
6,826	Series 2012-84, Class QS, IF, IO, 5.872%, 09/25/31	1,240
6,453	Series 2012-84, Class SQ, IF, IO, 5.872%, 08/25/32	1,477
24,457	Series 2012-98, Class SA, IF, IO, 5.272%, 05/25/39	3,824
8,306	Series 2012-104, Class QS, IF, IO, 5.322%, 03/25/39	1,411
13,729	Series 2012-110, Class SB, IF, IO, 5.922%, 10/25/32	2,833
3,639	Series 2012-111, Class KS, IF, IO, 5.372%, 01/25/40	502
17,759	Series 2012-114, Class DS, IF, IO, 5.322%, 08/25/39	2,673
25,305	Series 2012-120, Class SE, IF, IO, 5.422%, 02/25/39	4,353
18,256	Series 2012-124, Class DS, IF, IO, 5.372%, 04/25/40	2,910
8,566	Series 2013-131, Class S, IF, IO, 5.272%, 01/25/34	1,712
	FNMA, Connecticut Avenue Securities,
16,199	Series 2015-C04, Class 1M2, VAR, 6.478%, 04/25/28	18,028
6,925	Series 2017-C01, Class 1M2, VAR, 4.328%, 07/25/29 (e)	6,949
2,498	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.926%, 04/26/37 (e)	2,362
	GSR Mortgage Loan Trust,
2,706	Series 2006-2F, Class 2A1, 5.750%, 02/25/36	2,510
2,129	Series 2006-3F, Class 2A7, 5.750%, 03/25/36	1,950
422	Series 2006-9F, Class 9A1, 6.000%, 08/25/21	417
	HarborView Mortgage Loan Trust,
2,860	Series 2004-9, Class 2A, VAR, 3.141%, 12/19/34	2,350
8,617	Series 2006-9, Class 2A1A, VAR, 0.989%, 11/19/36	6,836
	Impac CMB Trust,
2,584	Series 2004-6, Class 1A2, VAR, 1.558%, 10/25/34	2,475
17,419	Series 2005-1, Class 2A1, VAR, 1.288%, 04/25/35	16,502

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

1,606	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	1,561
937	Lehman Mortgage Trust, Series 2006-4, Class 3A1, 5.000%, 08/25/21	911
1	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.928%, 12/25/36	29
14,562	LSTAR Commercial Mortgage Trust, Series 2016-7, Class A1, VAR, 2.680%, 12/01/21 (e)	14,416
	LSTAR Securities Investment Ltd., (Cayman Islands),
9,764	Series 2015-6, Class A, VAR, 2.780%, 05/01/20 (e)	9,722
2,699	Series 2015-7, Class A, VAR, 2.780%, 07/01/20 (e)	2,689
4,306	Series 2016-3, Class A, VAR, 2.780%, 09/01/21 (e)	4,261
8,628	Series 2016-5, Class A1, VAR, 2.780%, 11/01/21 (e)	8,545
10,263	Series 2017-1, Class A, VAR, 2.780%, 01/01/22 (e)	10,148
13,098	Series 2017-2, Class A1, VAR, 2.772%, 02/01/22 (e)	12,944
	MASTR Alternative Loan Trust,
1,584	Series 2004-7, Class 10A1, 6.000%, 06/25/34	1,592
3,179	Series 2005-5, Class 3A1, 5.750%, 08/25/35	2,675
1,849	NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A1, 6.500%, 03/25/34 (e)	1,648
5,381	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.918%, 12/26/36 (e)	5,052
2,424	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.617%, 10/25/32	2,507
	RALI Trust,
1,300	Series 2003-QS16, Class A1, 5.000%, 08/25/18	1,300
697	Series 2003-QS20, Class CB, 5.000%, 11/25/18	701
518	Series 2005-QS3, Class 2A1, 5.000%, 03/25/20	518
470	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	438
308	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	312

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	45

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	RBSSP Resecuritization Trust,
2,010	Series 2010-10, Class 2A1, VAR, 0.908%, 09/26/36 (e)	1,940
7,723	Series 2012-6, Class 10A2, VAR, 0.906%, 08/26/36 (e)	6,912
	Residential Asset Securitization Trust,
136	Series 2004-A6, Class A1, 5.000%, 08/25/19	136
22,598	Series 2006-R1, Class A2, VAR, 1.171%, 01/25/46	10,339
	RFMSI Trust,
5,046	Series 2005-SA2, Class 2A2, VAR, 3.378%, 06/25/35	4,746
4,414	Series 2006-S9, Class A1, 6.250%, 09/25/36	4,043
3,520	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	3,349
5,107	Series 2006-S12, Class 3A9, 5.750%, 12/25/36	4,617
2,441	Series 2006-SA4, Class 2A1, VAR, 4.391%, 11/25/36	2,139
1,417	Series 2007-S2, Class A4, 6.000%, 02/25/37	1,322
1,083	Structured Asset Securities Corp. Trust, Series 2005-17, Class 4A5, 5.500%, 10/25/35	1,103
	Thornburg Mortgage Securities Trust,
1,915	Series 2002-4, Class 3A, VAR, 2.992%, 12/25/42	1,900
3,504	Series 2007-4, Class 3A1, VAR, 5.980%, 09/25/37	3,553
2,443	Verus Securitization Trust, Series 2017-1A, Class A2, SUB, 3.158%, 01/25/47 (e)	2,443
2,688	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7, Class 1A2, VAR, 1.228%, 09/25/35	2,042
194	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-8, Class 1A8, 5.500%, 10/25/35	182
1,967	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 1A2, 5.500%, 02/25/35	2,034
	Wells Fargo Mortgage-Backed Securities Trust,
633	Series 2005-16, Class A8, 5.750%, 01/25/36	673
5	Series 2006-11, Class A13, 6.000%, 09/25/36	5
2,300	Series 2006-11, Class A4, 5.000%, 09/25/36	2,134

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

2,786	Series 2006-11, Class A8, 6.000%, 09/25/36	2,661
1,573	Series 2006-11, Class A9, 6.500%, 09/25/36	1,523
480	Series 2006-17, Class A1, 5.500%, 11/25/21	492
271	Series 2007-3, Class 3A1, 5.500%, 04/25/22	277
2,552	Series 2007-10, Class 1A5, 6.000%, 07/25/37	2,516
1,229	Series 2007-11, Class A85, 6.000%, 08/25/37	1,222
247	Series 2007-11, Class A96, 6.000%, 08/25/37	244

	Total Collateralized Mortgage Obligations (Cost $480,045)	495,727

Commercial Mortgage-Backed Securities — 0.7%
	BAMLL Commercial Mortgage Securities Trust,
13,285	Series 2014-FL1, Class D, VAR, 4.770%, 12/15/31 (e)	12,916
21,520	Series 2014-FL1, Class E, VAR, 6.270%, 12/15/31 (e)	20,261
	CG-CCRE Commercial Mortgage Trust,
4,063	Series 2014-FL2, Class COL1, VAR, 4.270%, 11/15/31 (e)	4,067
10,030	Series 2014-FL2, Class COL2, VAR, 5.270%, 11/15/31 (e)	9,976
	Commercial Mortgage Trust,
9,270	Series 2014-FL5, Class KH1, VAR, 4.420%, 08/15/31 (e)	8,160
5,920	Series 2014-FL5, Class KH2, VAR, 5.270%, 08/15/31 (e)	4,500
16,803	Series 2015-CR23, Class CMD, VAR, 3.685%, 05/10/48 (e)	15,891
	Velocity Commercial Capital Loan Trust,
6,986	Series 2015-1, Class M3, VAR, 7.050%, 06/25/45 (e)	6,669
5,668	Series 2016-1, Class M3, VAR, 6.807%, 04/25/46 (e)	5,781
1,360	Series 2016-2, Class M3, VAR, 5.498%, 10/25/46	1,323

	Total Commercial Mortgage-Backed Securities (Cost $89,025)	89,544

Convertible Bonds — 0.4%
	Consumer Discretionary — 0.0% (g)
	Household Durables — 0.0% (g)
5,000	CalAtlantic Group, Inc., 1.250%, 08/01/32	5,113

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Bonds — continued
	Specialty Retail — 0.0% (g)
1,842	Nebraska Book Holdings, Inc., 2.000% (PIK), 04/01/26 (e) (v)	184

	Total Consumer Discretionary	5,297

	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
23,442	Chesapeake Energy Corp., 5.500%, 09/15/26 (e)	23,061
1,435	Ensco Jersey Finance Ltd., 3.000%, 01/31/24 (e)	1,463
5,280	Oasis Petroleum, Inc., 2.625%, 09/15/23	7,151

	Total Energy	31,675

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
6,166	Clearwire Communications LLC, 8.250%, 12/01/40 (e)	6,412

	Total Convertible Bonds (Cost $44,146)	43,384

Corporate Bonds — 47.3%
	Consumer Discretionary — 9.9%
	Auto Components — 1.1%
4,605	Adient Global Holdings Ltd., 4.875%, 08/15/26 (e)	4,570
	American Axle & Manufacturing, Inc.,
4,138	6.250%, 03/15/21	4,257
2,928	6.625%, 10/15/22	3,030
3,341	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	3,383
1,855	Dana Financing Luxembourg SARL, 6.500%, 06/01/26 (e)	1,971
	Dana, Inc.,
705	5.375%, 09/15/21	732
4,540	5.500%, 12/15/24	4,744
11,369	6.000%, 09/15/23	11,980
36,400	DPH Holdings Corp., 7.125%, 05/01/29 (d)	1,638
	Goodyear Tire & Rubber Co. (The),
2,558	5.000%, 05/31/26	2,609
4,933	5.125%, 11/15/23	5,121
12,825	7.000%, 05/15/22	13,402
	Icahn Enterprises LP,
7,500	4.875%, 03/15/19	7,622
2,198	6.000%, 08/01/20	2,286
	IHO Verwaltungs GmbH, (Germany),
4,695	4.125% (cash), 09/15/21 (e) (v)	4,743
2,400	4.500% (cash), 09/15/23 (e) (v)	2,388

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Auto Components — continued
3,911	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,101
7,105	MPG Holdco I, Inc., 7.375%, 10/15/22	7,676
	Schaeffler Finance BV, (Germany),
4,490	4.250%, 05/15/21 (e)	4,582
3,240	4.750%, 05/15/23 (e)	3,341
7,810	TI Group Automotive Systems LLC, (United Kingdom), 8.750%, 07/15/23 (e)	8,396
11,587	UCI International LLC, 8.625%, 02/15/19 (d)	2,955
	ZF North America Capital, Inc., (Germany),
7,503	4.000%, 04/29/20 (e)	7,794
3,960	4.500%, 04/29/22 (e)	4,108
11,025	4.750%, 04/29/25 (e)	11,356

		128,785

	Automobiles — 0.2%
	Fiat Chrysler Automobiles NV, (United Kingdom),
6,674	4.500%, 04/15/20	6,891
5,375	5.250%, 04/15/23	5,570
	Jaguar Land Rover Automotive plc, (United Kingdom),
8,103	4.125%, 12/15/18 (e)	8,267
4,000	4.250%, 11/15/19 (e)	4,094
1,350	5.625%, 02/01/23 (e)	1,414

		26,236

	Distributors — 0.0% (g)
1,065	Performance Food Group, Inc., 5.500%, 06/01/24 (e)	1,105

	Diversified Consumer Services — 0.1%
363	Laureate Education, Inc., 9.250%, 09/01/19 (e)	380
	Service Corp. International,
155	5.375%, 05/15/24	164
8,670	7.500%, 04/01/27	10,274
1,900	8.000%, 11/15/21	2,223
1,054	Sotheby’s, 5.250%, 10/01/22 (e)	1,075

		14,116

	Hotels, Restaurants & Leisure — 2.9%
8,155	1011778 BC ULC, (Canada), 6.000%, 04/01/22 (e)	8,504
1,932	Boyd Gaming Corp., 6.875%, 05/15/23	2,087
	Caesars Entertainment Operating Co., Inc.,
11,124	8.500%, 02/15/20 (d)	12,459
29,674	9.000%, 02/15/20 (d)	33,346

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	47

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
8,350	9.125%, 02/15/20 (d)	9,426
9,057	11.250%, 06/01/17 (d)	9,940
4,315	Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20	4,515
7,196	Caesars Growth Properties Holdings LLC, 9.375%, 05/01/22	7,790
17,372	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	7,296
7,817	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	7,758
4,280	GLP Capital LP, 4.875%, 11/01/20	4,494
1,150	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (e)	1,137
1,375	Hilton Grand Vacations Borrower LLC, 6.125%, 12/01/24 (e)	1,451
8,690	Hilton Worldwide Finance LLC, 5.625%, 10/15/21	8,948
	International Game Technology plc,
6,800	6.250%, 02/15/22 (e)	7,344
8,815	6.500%, 02/15/25 (e)	9,630
6,961	Interval Acquisition Corp., 5.625%, 04/15/23	7,187
10,650	Isle of Capri Casinos, Inc., 5.875%, 03/15/21	10,996
4,950	Jack Ohio Finance LLC, 6.750%, 11/15/21 (e)	5,136
3,658	KFC Holding Co., 5.000%, 06/01/24 (e)	3,755
1,933	Landry’s, Inc., 6.750%, 10/15/24 (e)	2,010
8,455	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	8,962
	MGM Resorts International,
9,160	5.250%, 03/31/20	9,641
12,193	6.000%, 03/15/23	13,290
1,250	6.625%, 12/15/21	1,395
18,900	6.750%, 10/01/20	20,832
46,971	7.750%, 03/15/22	54,839
875	8.625%, 02/01/19	967
1,090	11.375%, 03/01/18	1,191
9,569	Royal Caribbean Cruises Ltd., 7.250%, 03/15/18	10,071
	Sabre GLBL, Inc.,
4,449	5.250%, 11/15/23 (e)	4,516
6,545	5.375%, 04/15/23 (e)	6,659
	Scientific Games International, Inc.,
8,825	7.000%, 01/01/22 (e)	9,377
6,940	7.000%, 01/01/22 (e)	7,382
10,851	10.000%, 12/01/22	11,516
7,660	Seminole Hard Rock Entertainment, Inc., 5.875%, 05/15/21 (e)	7,851

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — continued
4,418	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	4,816
2,260	Six Flags Entertainment Corp., 4.875%, 07/31/24 (e)	2,283
11,510	Wynn Las Vegas LLC, 5.500%, 03/01/25 (e)	11,683

		352,480

	Household Durables — 0.4%
2,160	Allegion US Holding Co., Inc., 5.750%, 10/01/21	2,257
3,340	American Greetings Corp., 7.875%, 02/15/25 (e)	3,503
3,035	Apex Tool Group LLC, 7.000%, 02/01/21 (e)	2,914
2,780	CalAtlantic Group, Inc., 8.375%, 01/15/21	3,246
	Lennar Corp.,
2,862	4.500%, 06/15/19	2,955
2,000	6.950%, 06/01/18	2,110
6,355	Series B, 12.250%, 06/01/17	6,486
	Mattamy Group Corp., (Canada),
2,670	6.500%, 11/15/20 (e)	2,743
CAD 3,000	6.875%, 11/15/20 (e)	2,304
9,975	RSI Home Products, Inc., 6.500%, 03/15/23 (e)	10,373
	Tempur Sealy International, Inc.,
7,150	5.500%, 06/15/26	6,998
7,254	5.625%, 10/15/23	7,327

		53,216

	Internet & Direct Marketing Retail — 0.1%
5,748	Acosta, Inc., 7.750%, 10/01/22 (e)	5,072
5,750	Netflix, Inc., 5.750%, 03/01/24	6,167

		11,239

	Leisure Products — 0.1%
8,540	FGI Operating Co. LLC, 7.875%, 05/01/20	7,003
9,140	Vista Outdoor, Inc., 5.875%, 10/01/23	9,071

		16,074

	Media — 4.2%
	Altice Luxembourg SA, (Luxembourg),
2,008	7.625%, 02/15/25 (e)	2,144
19,503	7.750%, 05/15/22 (e)	20,746
2,316	Altice US Finance I Corp., 5.375%, 07/15/23 (e)	2,414
	AMC Entertainment Holdings, Inc.,
9,585	5.750%, 06/15/25	9,933
1,245	5.875%, 11/15/26 (e)	1,273

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Media — continued
10,012	AMC Networks, Inc., 5.000%, 04/01/24	10,106
	Cablevision Systems Corp.,
10,223	8.000%, 04/15/20	11,297
1,165	8.625%, 09/15/17	1,201
2,132	CBS Radio, Inc., 7.250%, 11/01/24 (e)	2,276
	Cinemark USA, Inc.,
5,895	4.875%, 06/01/23	6,042
1,051	5.125%, 12/15/22	1,083
	Clear Channel Worldwide Holdings, Inc.,
9,785	Series A, 6.500%, 11/15/22	9,883
1,185	Series A, 7.625%, 03/15/20	1,164
55,169	Series B, 6.500%, 11/15/22	57,134
41,332	Series B, 7.625%, 03/15/20	41,642
	CSC Holdings LLC,
2,475	6.625%, 10/15/25 (e)	2,735
10,845	6.750%, 11/15/21	11,929
2,565	8.625%, 02/15/19	2,836
11,471	10.125%, 01/15/23 (e)	13,278
24,937	10.875%, 10/15/25 (e)	30,049
	DISH DBS Corp.,
705	4.250%, 04/01/18	719
10,725	5.000%, 03/15/23	11,017
15,464	5.875%, 07/15/22	16,575
29,109	5.875%, 11/15/24	31,074
23,155	6.750%, 06/01/21	25,413
4,686	7.750%, 07/01/26	5,506
10,208	7.875%, 09/01/19	11,382
	iHeartCommunications, Inc.,
7,779	9.000%, 12/15/19	6,798
6,865	9.000%, 03/01/21	5,561
4,010	10.625%, 03/15/23	3,328
4,125	Liberty Interactive LLC, 8.250%, 02/01/30	4,414
7,081	LIN Television Corp., 5.875%, 11/15/22	7,346
1,000	Live Nation Entertainment, Inc., 4.875%, 11/01/24 (e)	1,000
	Nexstar Broadcasting, Inc.,
2,202	5.625%, 08/01/24 (e)	2,252
3,720	6.125%, 02/15/22 (e)	3,892
18,306	Nielsen Finance LLC, 5.000%, 04/15/22 (e)	18,809
11,300	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	12,049
1,050	Quebecor, Inc., (Canada), 9.750%, 01/15/16 (d)	—	(h)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
	Regal Entertainment Group,
7,160	5.750%, 03/15/22	7,491
1,900	5.750%, 06/15/23	1,976
	Sinclair Television Group, Inc.,
2,050	5.125%, 02/15/27 (e)	1,973
2,300	5.625%, 08/01/24 (e)	2,366
707	5.875%, 03/15/26 (e)	726
12,610	6.125%, 10/01/22	13,193
	Sirius XM Radio, Inc.,
15,041	5.375%, 04/15/25 (e)	15,384
4,460	5.375%, 07/15/26 (e)	4,549
2,710	5.750%, 08/01/21 (e)	2,824
12,294	6.000%, 07/15/24 (e)	13,093
	TEGNA, Inc.,
965	5.500%, 09/15/24 (e)	989
2,905	6.375%, 10/15/23	3,094
5,725	Time, Inc., 5.750%, 04/15/22 (e)	5,904
2,941	Unitymedia GmbH, (Germany), 6.125%, 01/15/25 (e)	3,110
11,088	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	11,823
	WMG Acquisition Corp.,
1,240	4.875%, 11/01/24 (e)	1,255
650	5.000%, 08/01/23 (e)	665
1,489	5.625%, 04/15/22 (e)	1,548
7,350	6.750%, 04/15/22 (e)	7,737
14,917	Ziggo Secured Finance BV, (Netherlands), 5.500%, 01/15/27 (e)	15,103

		521,103

	Multiline Retail — 0.1%
	JC Penney Corp., Inc.,
5,535	6.375%, 10/15/36	4,234
357	8.125%, 10/01/19	380
	Neiman Marcus Group Ltd. LLC,
4,253	8.000%, 10/15/21 (e)	2,669
8,330	8.750% (cash), 10/15/21 (e) (v)	4,790

		12,073

	Specialty Retail — 0.7%
3,858	Chinos Intermediate Holdings A, Inc., 7.750% (PIK), 05/01/19 (e) (v)	1,649
	Claire’s Stores, Inc.,
4,833	6.125%, 03/15/20 (e)	2,036
30,965	9.000%, 03/15/19 (e)	14,244

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	49

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Specialty Retail — continued
1,800	CST Brands, Inc., 5.000%, 05/01/23	1,867
3,919	Guitar Center, Inc., 6.500%, 04/15/19 (e)	3,498
3,930	Hillman Group, Inc. (The), 6.375%, 07/15/22 (e)	3,783
6,160	L Brands, Inc., 6.750%, 07/01/36	5,922
3,297	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	3,388
703	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	720
3,876	Penske Automotive Group, Inc., 5.500%, 05/15/26	3,850
25,216	PetSmart, Inc., 7.125%, 03/15/23 (e)	24,743
10,449	Radio Systems Corp., 8.375%, 11/01/19 (e)	10,880
	Sally Holdings LLC,
1,430	5.500%, 11/01/23	1,451
4,460	5.625%, 12/01/25	4,538
935	5.750%, 06/01/22	963

		83,532

	Textiles, Apparel & Luxury Goods — 0.0% (g)
3,100	Hanesbrands, Inc., 4.625%, 05/15/24 (e)	3,073

	Total Consumer Discretionary	1,223,032

	Consumer Staples — 2.4%
	Beverages — 0.2%
7,580	Cott Beverages, Inc., (Canada), 6.750%, 01/01/20	7,836
11,806	DS Services of America, Inc., (Canada), 10.000%, 09/01/21 (e)	12,809

		20,645

	Food & Staples Retailing — 0.4%
	Albertsons Cos. LLC,
2,215	5.750%, 03/15/25 (e)	2,219
13,555	6.625%, 06/15/24 (e)	14,334
2,127	Fresh Market, Inc. (The), 9.750%, 05/01/23 (e)	1,776
3,880	Ingles Markets, Inc., 5.750%, 06/15/23	4,006
	New Albertsons, Inc.,
940	7.750%, 06/15/26	938
4,356	8.000%, 05/01/31	4,323
5,840	8.700%, 05/01/30	6,001
9,415	Rite Aid Corp., 6.125%, 04/01/23 (e)	9,977
6,100	SUPERVALU, Inc., 7.750%, 11/15/22	6,024
2,495	US Foods, Inc., 5.875%, 06/15/24 (e)	2,620

		52,218

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — 1.1%
7,772	AdvancePierre Foods Holdings, Inc., 5.500%, 12/15/24 (e)	7,908
17,205	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	17,140
4,075	Darling Ingredients, Inc., 5.375%, 01/15/22	4,233
7,606	Dean Foods Co., 6.500%, 03/15/23 (e)	7,929
	JBS USA LUX SA, (Brazil),
1,000	5.750%, 06/15/25 (e)	1,030
11,084	5.875%, 07/15/24 (e)	11,583
13,900	7.250%, 06/01/21 (e)	14,317
2,573	7.250%, 06/01/21 (e)	2,650
10,242	8.250%, 02/01/20 (e)	10,498
730	Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (e)	743
3,877	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	3,984
2,078	Pinnacle Foods Finance LLC, 5.875%, 01/15/24	2,198
	Post Holdings, Inc.,
5,102	5.000%, 08/15/26 (e)	4,914
2,990	5.500%, 03/01/25 (e)	3,050
705	6.000%, 12/15/22 (e)	745
8,820	6.750%, 12/01/21 (e)	9,448
7,710	7.750%, 03/15/24 (e)	8,558
5,721	8.000%, 07/15/25 (e)	6,450
12,440	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	13,093
	TreeHouse Foods, Inc.,
703	4.875%, 03/15/22	726
2,615	6.000%, 02/15/24 (e)	2,752
1,128	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	1,166

		135,115

	Household Products — 0.4%
4,659	Central Garden & Pet Co., 6.125%, 11/15/23	4,974
7,610	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	7,876
	HRG Group, Inc.,
12,204	7.750%, 01/15/22	12,906
22,511	7.875%, 07/15/19	23,383
2,823	Kronos Acquisition Holdings, Inc., (Canada), 9.000%, 08/15/23 (e)	2,883
	Spectrum Brands, Inc.,
2,985	5.750%, 07/15/25	3,178
1,400	6.625%, 11/15/22	1,480

		56,680

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Personal Products — 0.3%
5,155	Albea Beauty Holdings SA, (France), 8.375%, 11/01/19 (e)	5,374
4,378	Avon International Operations, Inc., 7.875%, 08/15/22 (e)	4,656
4,913	Avon Products, Inc., 7.000%, 03/15/23	4,594
5,205	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	5,498
	Prestige Brands, Inc.,
3,500	5.375%, 12/15/21 (e)	3,605
1,385	6.375%, 03/01/24 (e)	1,468
	Revlon Consumer Products Corp.,
4,462	5.750%, 02/15/21	4,496
5,210	6.250%, 08/01/24	5,353

		35,044

	Total Consumer Staples	299,702

	Energy — 5.2%
	Energy Equipment & Services — 0.3%
3,600	Archrock Partners LP, 6.000%, 10/01/22	3,591
1,445	CSI Compressco LP, 7.250%, 08/15/22	1,394
8,279	McDermott International, Inc., 8.000%, 05/01/21 (e)	8,548
1,500	Nabors Industries, Inc., 5.500%, 01/15/23 (e)	1,548
	Precision Drilling Corp., (Canada),
4,177	5.250%, 11/15/24	4,135
589	6.500%, 12/15/21	605
9,310	Sea Trucks Group Ltd., (Nigeria), Reg. S, 9.000%, 03/26/18 (d) (e)	3,491
1,423	Transocean, Inc., 9.000%, 07/15/23 (e)	1,537
	Weatherford International Ltd.,
461	7.000%, 03/15/38	435
895	7.750%, 06/15/21	965
880	8.250%, 06/15/23	955
2,831	9.875%, 02/15/24 (e)	3,270
6,164	Western Refining Logistics LP, 7.500%, 02/15/23	6,688

		37,162

	Oil, Gas & Consumable Fuels — 4.9%
4,617	Alta Mesa Holdings LP, 7.875%, 12/15/24 (e)	4,882
2,555	Antero Midstream Partners LP, 5.375%, 09/15/24 (e)	2,593
	Antero Resources Corp.,
4,754	5.125%, 12/01/22	4,778

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
9,180	5.375%, 11/01/21	9,387
35	5.625%, 06/01/23	35
	Baytex Energy Corp., (Canada),
1,118	5.125%, 06/01/21 (e)	1,017
1,118	5.625%, 06/01/24 (e)	1,023
8,390	Blue Racer Midstream LLC, 6.125%, 11/15/22 (e)	8,537
3,250	Boardwalk Pipelines LP, 5.950%, 06/01/26	3,682
	Bonanza Creek Energy, Inc.,
10,694	5.750%, 02/01/23	9,705
1,212	6.750%, 04/15/21	1,094
2,770	BreitBurn Energy Partners LP, 7.875%, 04/15/22 (d)	1,981
4,240	California Resources Corp., 8.000%, 12/15/22 (e)	3,604
5,252	Callon Petroleum Co., 6.125%, 10/01/24 (e)	5,475
	Carrizo Oil & Gas, Inc.,
2,100	6.250%, 04/15/23	2,126
705	7.500%, 09/15/20	728
	Chaparral Energy, Inc.,
11,373	7.625%, 11/15/22 (d)	11,544
9,335	9.875%, 10/01/20 (d)	9,428
1,462	9.875%, 10/01/20 (d)	1,477
	Cheniere Corpus Christi Holdings LLC,
4,150	5.875%, 03/31/25 (e)	4,394
669	7.000%, 06/30/24 (e)	749
	Chesapeake Energy Corp.,
10,379	6.625%, 08/15/20	10,327
5,752	6.875%, 11/15/20	5,695
16,210	8.000%, 12/15/22 (e)	17,142
9,940	8.000%, 01/15/25 (e)	9,878
3,500	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	3,793
2,149	Cloud Peak Energy Resources LLC, 12.000%, 11/01/21	2,342
1,420	CONSOL Energy, Inc., 5.875%, 04/15/22	1,384
6,335	Continental Resources, Inc., 4.500%, 04/15/23	6,204
	Crestwood Midstream Partners LP,
3,832	6.000%, 12/15/20	3,942
310	6.125%, 03/01/22	321
4,290	6.250%, 04/01/23	4,451
9,667	CrownRock LP, 7.125%, 04/15/21 (e)	10,054
	Denbury Resources, Inc.,
3,040	4.625%, 07/15/23	2,371
5,230	5.500%, 05/01/22	4,315

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	51

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
727	Diamondback Energy, Inc., 5.375%, 05/31/25 (e)	752
	Endeavor Energy Resources LP,
15,029	7.000%, 08/15/21 (e)	15,630
5,727	8.125%, 09/15/23 (e)	6,221
6,116	Energen Corp., 4.625%, 09/01/21	6,101
	EP Energy LLC,
12,646	8.000%, 11/29/24 (e)	13,405
36,707	8.000%, 02/15/25 (e)	35,789
18,939	9.375%, 05/01/20	18,513
13,914	Great Western Petroleum LLC, 9.000%, 09/30/21 (e)	14,679
8,716	Gulfport Energy Corp., 6.000%, 10/15/24 (e)	8,672
	Halcon Resources Corp.,
14,265	6.750%, 02/15/25 (e)	14,122
1,850	8.625%, 02/01/20 (e)	1,936
	Hilcorp Energy I LP,
8,057	5.000%, 12/01/24 (e)	7,715
5,989	5.750%, 10/01/25 (e)	5,944
2,169	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	2,248
	Kinder Morgan, Inc.,
2,187	2.000%, 12/01/17	2,191
1,458	3.050%, 12/01/19	1,484
7,485	7.000%, 06/15/17	7,601
2,560	Laredo Petroleum, Inc., 5.625%, 01/15/22	2,579
2,879	Martin Midstream Partners LP, 7.250%, 02/15/21	2,926
2,025	Matador Resources Co., 6.875%, 04/15/23	2,136
	MEG Energy Corp., (Canada),
8,540	6.375%, 01/30/23 (e)	7,579
4,131	6.500%, 01/15/25 (e)	4,038
11,304	7.000%, 03/31/24 (e)	10,174
	Memorial Production Partners LP,
12,810	6.875%, 08/01/22 (d)	5,252
10,274	7.625%, 05/01/21 (d)	4,238
3,985	MPLX LP, 5.500%, 02/15/23	4,156
5,735	Newfield Exploration Co., 5.750%, 01/30/22	6,122
1,045	NGL Energy Partners LP, 5.125%, 07/15/19	1,048
7,206	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	7,467
879	Northern Oil and Gas, Inc., 8.000%, 06/01/20	765
	Oasis Petroleum, Inc.,
2,805	6.500%, 11/01/21	2,854
5,071	6.875%, 03/15/22	5,173

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
9,680	6.875%, 01/15/23	9,813
	Parsley Energy LLC,
1,700	5.250%, 08/15/25 (e)	1,717
8,726	5.375%, 01/15/25 (e)	8,857
5,366	6.250%, 06/01/24 (e)	5,648
3,633	PBF Holding Co. LLC, 7.000%, 11/15/23	3,651
	Penn Virginia Corp.,
4,881	7.250%, 04/15/19 (d)	110
9,129	8.500%, 05/01/20 (d)	205
	QEP Resources, Inc.,
3,000	5.375%, 10/01/22	3,015
2,816	6.875%, 03/01/21	2,978
	Range Resources Corp.,
2,500	4.875%, 05/15/25	2,369
925	5.000%, 08/15/22 (e)	902
975	5.000%, 03/15/23 (e)	944
3,175	Regency Energy Partners LP, 5.500%, 04/15/23	3,290
1,632	Rice Energy, Inc., 7.250%, 05/01/23	1,714
	RSP Permian, Inc.,
1,570	5.250%, 01/15/25 (e)	1,609
8,060	6.625%, 10/01/22	8,524
33,231	Samson Investment Co., 9.750%, 02/15/20 (d)	2,426
	Sanchez Energy Corp.,
26,265	6.125%, 01/15/23	25,215
1,085	7.750%, 06/15/21	1,112
2,500	SemGroup Corp., 7.500%, 06/15/21	2,613
3,593	Seven Generations Energy Ltd., (Canada), 6.875%, 06/30/23 (e)	3,800
	SM Energy Co.,
3,000	5.000%, 01/15/24	2,812
3,110	5.625%, 06/01/25	2,943
1,430	6.125%, 11/15/22	1,441
1,637	6.500%, 01/01/23	1,641
	Southwestern Energy Co.,
1,085	4.100%, 03/15/22	964
3,450	6.700%, 01/23/25	3,312
2,317	7.500%, 02/01/18	2,404
5,673	Sunoco LP, 6.250%, 04/15/21	5,758
	Targa Resources Partners LP,
620	4.250%, 11/15/23	615
1,495	5.125%, 02/01/25 (e)	1,555
6,405	6.750%, 03/15/24	6,998

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
2,075	Tesoro Corp., 4.250%, 10/01/17	2,098
	Tesoro Logistics LP,
3,171	5.250%, 01/15/25	3,342
2,265	5.500%, 10/15/19	2,401
10,957	5.875%, 10/01/20	11,294
1,470	6.125%, 10/15/21	1,534
6,660	6.250%, 10/15/22	7,126
2,405	6.375%, 05/01/24	2,614
4,014	Triangle USA Petroleum Corp., 6.750%, 07/15/22 (d) (e)	1,184
1,207	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (d)	905
5,208	W&T Offshore, Inc., 8.500%, 06/15/19	3,958
	Whiting Petroleum Corp.,
9,766	5.000%, 03/15/19	9,851
4,625	5.750%, 03/15/21	4,602
4,320	6.250%, 04/01/23	4,331
2,925	WildHorse Resource Development Corp., 6.875%, 02/01/25 (e)	2,888
	Williams Cos., Inc. (The),
3,520	7.875%, 09/01/21	4,066
5,590	8.750%, 03/15/32	7,176
	WPX Energy, Inc.,
3,522	5.250%, 09/15/24	3,438
4,924	6.000%, 01/15/22	5,041
704	7.500%, 08/01/20	759
8,515	8.250%, 08/01/23	9,569

		609,100

	Total Energy	646,262

	Financials — 3.2%
	Banks — 1.6%
	Bank of America Corp.,
7,106	Series AA, VAR, 6.100%, 03/17/25 (x) (y)	7,581
42,803	Series K, VAR, 8.000%, 01/30/18 (x) (y)	44,301
10,816	Series M, VAR, 8.125%, 05/15/18 (x) (y)	11,330
2,000	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18 (x) (y)	2,123
	CIT Group, Inc.,
7,651	3.875%, 02/19/19	7,828
7,694	5.000%, 05/15/18 (e)	7,786
43,944	5.250%, 03/15/18	45,411
11,730	5.500%, 02/15/19 (e)	12,353
2,520	6.625%, 04/01/18 (e)	2,640

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
	Citigroup, Inc.,
1	VAR, 5.950%, 01/30/23 (x) (y)	1
900	Series N, VAR, 5.800%, 11/15/19 (x) (y)	934
11,070	Series O, VAR, 5.875%, 03/27/20 (x) (y)	11,430
505	Series P, VAR, 5.950%, 05/15/25 (x) (y)	526
3,856	Credit Agricole SA, (France), VAR, 8.125%, 12/23/25 (e) (x) (y)	4,121
	Royal Bank of Scotland Group plc, (United Kingdom),
3,499	6.000%, 12/19/23	3,716
1,145	6.100%, 06/10/23	1,215
17,655	6.125%, 12/15/22	18,769
1,315	VAR, 8.625%, 08/15/21 (x) (y)	1,389
16,150	Royal Bank of Scotland plc (The), (United Kingdom), Reg. S, VAR, 9.500%, 03/16/22	16,200

		199,654

	Capital Markets — 0.1%
5,680	E*TRADE Financial Corp., 5.375%, 11/15/22	6,017

	Consumer Finance — 1.0%
	Ally Financial, Inc.,
7,205	3.250%, 09/29/17	7,263
16,315	3.250%, 11/05/18	16,601
6,010	3.500%, 01/27/19	6,115
6,045	4.125%, 03/30/20	6,249
16,745	4.250%, 04/15/21	17,268
6,900	4.625%, 05/19/22	7,176
12,806	4.625%, 03/30/25	13,094
9,335	4.750%, 09/10/18	9,650
2,255	5.125%, 09/30/24	2,387
3,995	5.750%, 11/20/25	4,220
20,729	6.250%, 12/01/17	21,438
7,237	8.000%, 11/01/31	8,902
4,000	General Motors Financial Co., Inc., 4.750%, 08/15/17	4,058
2,358	Springleaf Finance Corp., 6.500%, 09/15/17	2,402

		126,823

	Diversified Financial Services — 0.4%
9,276	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	8,743
11,976	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	10,808
3,815	Infinity Acquisition LLC, 7.250%, 08/01/22 (e)	3,362

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	53

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Diversified Financial Services — continued
3,567	Intelsat Connect Finance SA, (Luxembourg), 12.500%, 04/01/22 (e)	3,130
5,940	James Hardie International Finance Ltd., (Ireland), 5.875%, 02/15/23 (e)	6,163
	Nationstar Mortgage LLC,
7,522	6.500%, 07/01/21	7,691
275	7.875%, 10/01/20	287
1,221	9.625%, 05/01/19	1,268
3,735	Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21 (e)	3,883
4,720	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	4,862
2,643	Syniverse Foreign Holdings Corp., 9.125%, 01/15/22 (e)	2,557

		52,754

	Insurance — 0.1%
4,533	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	4,850
5,825	NFP Corp., 9.000%, 07/15/21 (e)	6,159
GBP 1	Towergate Finance plc, (United Kingdom), 10.500%, 02/15/19	—	(h)

		11,009

	Total Financials	396,257

	Health Care — 4.6%
	Health Care Equipment & Supplies — 0.5%
	Alere, Inc.,
4,080	6.375%, 07/01/23 (e)	4,141
3,949	6.500%, 06/15/20	3,969
1,310	7.250%, 07/01/18	1,323
15,735	DJO Finco, Inc., 8.125%, 06/15/21 (e)	13,925
	Hill-Rom Holdings, Inc.,
950	5.000%, 02/15/25 (e)	955
3,640	5.750%, 09/01/23 (e)	3,804
7,605	Hologic, Inc., 5.250%, 07/15/22 (e)	7,928
3,885	Kinetic Concepts, Inc., 7.875%, 02/15/21 (e)	4,186
	Mallinckrodt International Finance SA,
5,000	3.500%, 04/15/18	5,013
4,645	4.875%, 04/15/20 (e)	4,657
7,945	5.500%, 04/15/25 (e)	7,389
9,690	5.625%, 10/15/23 (e)	9,302
2,235	5.750%, 08/01/22 (e)	2,190

		68,782

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — 2.7%
6,312	21st Century Oncology, Inc., 11.122% (cash), 05/01/23 (d) (e) (v)	4,198
	Acadia Healthcare Co., Inc.,
350	5.125%, 07/01/22	353
5,687	5.625%, 02/15/23	5,914
2,130	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	2,167
	Community Health Systems, Inc.,
1,205	5.125%, 08/15/18	1,212
2,885	7.125%, 07/15/20	2,712
2,508	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	2,420
7,530	DaVita, Inc., 5.000%, 05/01/25	7,577
6,170	Fresenius Medical Care US Finance II, Inc., (Germany), 5.875%, 01/31/22 (e)	6,733
3,740	HCA Holdings, Inc., 6.250%, 02/15/21	4,072
	HCA, Inc.,
4,046	3.750%, 03/15/19	4,147
4,605	5.000%, 03/15/24	4,853
5,418	5.250%, 04/15/25	5,784
4,945	5.250%, 06/15/26	5,229
33,925	5.375%, 02/01/25	35,494
21,485	5.875%, 02/15/26	23,021
37,121	7.500%, 02/15/22	42,829
2,225	8.000%, 10/01/18	2,425
	HealthSouth Corp.,
4,350	5.750%, 11/01/24	4,437
4,301	5.750%, 09/15/25	4,355
20,491	IASIS Healthcare LLC, 8.375%, 05/15/19	20,030
4,985	inVentiv Group Holdings, Inc., 7.500%, 10/01/24 (e)	5,209
10,780	Kindred Healthcare, Inc., 8.750%, 01/15/23	10,470
	LifePoint Health, Inc.,
702	5.375%, 05/01/24 (e)	708
3,598	5.500%, 12/01/21	3,744
8,496	Molina Healthcare, Inc., 5.375%, 11/15/22	8,793
3,640	Team Health Holdings, Inc., 6.375%, 02/01/25 (e)	3,613
	Tenet Healthcare Corp.,
1,470	4.500%, 04/01/21	1,488
1,850	4.750%, 06/01/20	1,887
17,083	5.000%, 03/01/19	17,095
8,227	5.500%, 03/01/19	8,323
12,900	6.000%, 10/01/20	13,674
1,000	6.750%, 02/01/20	1,017

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Health Care Providers & Services — continued
7,635	6.750%, 06/15/23	7,568
1,480	7.500%, 01/01/22 (e)	1,602
17,496	8.000%, 08/01/20	17,890
33,489	8.125%, 04/01/22	35,163
4,265	WellCare Health Plans, Inc., 5.750%, 11/15/20	4,404

		332,610

	Health Care Technology — 0.1%
3,056	Change Healthcare Holdings, Inc., 11.000%, 12/31/19	3,140
4,305	Quintiles IMS, Inc., 5.000%, 10/15/26 (e)	4,370

		7,510

	Pharmaceuticals — 1.3%
2,316	Capsugel SA, 7.000% (cash), 05/15/19 (e) (v)	2,327
	Concordia International Corp., (Canada),
12,332	7.000%, 04/15/23 (e)	4,810
4,413	9.000%, 04/01/22 (e)	3,883
	Endo Finance LLC,
2,204	5.375%, 01/15/23 (e)	1,950
7,616	5.750%, 01/15/22 (e)	7,064
	Endo Ltd.,
8,970	6.000%, 07/15/23 (e)	8,252
850	6.000%, 02/01/25 (e)	760
6,425	Grifols Worldwide Operations Ltd., (Spain), 5.250%, 04/01/22	6,666
	Valeant Pharmaceuticals International, Inc.,
28,522	5.375%, 03/15/20 (e)	25,563
222	5.500%, 03/01/23 (e)	179
28,908	5.875%, 05/15/23 (e)	23,253
16,490	6.125%, 04/15/25 (e)	13,233
7,000	6.375%, 10/15/20 (e)	6,370
1,054	6.750%, 08/15/18 (e)	1,038
8,784	6.750%, 08/15/21 (e)	7,928
6,150	7.000%, 10/01/20 (e)	5,735
22,026	7.250%, 07/15/22 (e)	19,823
30,794	7.500%, 07/15/21 (e)	28,273

		167,107

	Total Health Care	576,009

	Industrials — 4.4%
	Aerospace & Defense — 0.7%
	Arconic, Inc.,
11,617	5.125%, 10/01/24	11,994

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Aerospace & Defense — continued
2,969	5.400%, 04/15/21	3,180
3,650	5.720%, 02/23/19	3,872
2,136	5.870%, 02/23/22	2,317
2,564	6.150%, 08/15/20	2,808
4,920	6.750%, 01/15/28	5,412
	Bombardier, Inc., (Canada),
2,518	4.750%, 04/15/19 (e)	2,584
1,409	6.125%, 01/15/23 (e)	1,409
9,480	7.500%, 03/15/25 (e)	9,824
1,022	7.750%, 03/15/20 (e)	1,101
708	8.750%, 12/01/21 (e)	784
709	Huntington Ingalls Industries, Inc., 5.000%, 11/15/25 (e)	745
8,815	KLX, Inc., 5.875%, 12/01/22 (e)	9,280
7,437	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	7,279
3,162	Orbital ATK, Inc., 5.250%, 10/01/21	3,265
	TransDigm, Inc.,
705	6.000%, 07/15/22	725
2,531	6.375%, 06/15/26 (e)	2,556
2,254	6.500%, 05/15/25 (e)	2,308
6,170	6.500%, 05/15/25	6,317
12,053	Triumph Group, Inc., 4.875%, 04/01/21	11,480

		89,240

	Air Freight & Logistics — 0.2%
8,100	Air Medical Group Holdings, Inc., 6.375%, 05/15/23 (e)	7,878
	XPO Logistics, Inc.,
1,970	6.125%, 09/01/23 (e)	2,068
8,715	6.500%, 06/15/22 (e)	9,151

		19,097

	Airlines — 0.1%
12,599	Allegiant Travel Co., 5.500%, 07/15/19	12,977

	Building Products — 0.1%
1,330	Allegion plc, 5.875%, 09/15/23	1,430
2,570	Griffon Corp., 5.250%, 03/01/22	2,589
3,066	Masonite International Corp., 5.625%, 03/15/23 (e)	3,166
1,980	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	2,153
3,541	Summit Materials LLC, 6.125%, 07/15/23	3,682
2,825	Unifrax I LLC, 7.500%, 02/15/19 (e)	2,818

		15,838

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	55

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Commercial Services & Supplies — 1.0%
2,955	ACCO Brands Corp., 5.250%, 12/15/24 (e)	2,992
	ADT Corp. (The),
9,745	3.500%, 07/15/22	9,246
12,905	4.125%, 06/15/23	12,421
204	APX Group, Inc., 6.375%, 12/01/19	210
652	Aramark Services, Inc., 5.750%, 03/15/20	662
	Clean Harbors, Inc.,
3,301	5.125%, 06/01/21	3,375
7,335	5.250%, 08/01/20	7,493
9,597	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	9,189
4,330	Harland Clarke Holdings Corp., 6.875%, 03/01/20 (e)	4,373
	Herc Rentals, Inc.,
4,315	7.500%, 06/01/22 (e)	4,660
8,065	7.750%, 06/01/24 (e)	8,872
21,560	ILFC E-Capital Trust I, VAR, 4.670%, 12/21/65 (e)	20,266
14,629	ILFC E-Capital Trust II, VAR, 4.920%, 12/21/65 (e)	13,641
729	Park Aerospace Holdings Ltd., (Ireland), 5.250%, 08/15/22 (e)	760
14,941	Prime Security Services Borrower LLC, 9.250%, 05/15/23 (e)	16,379
4,940	Quad/Graphics, Inc., 7.000%, 05/01/22	4,928
	Quebecor World Capital Corp.,
2,565	6.125%, 01/15/16 (d)	—	(h)
2,650	6.500%, 08/01/27 (d)	—	(h)
163	RR Donnelley & Sons Co., 7.000%, 02/15/22	168
2,350	West Corp., 4.750%, 07/15/21 (e)	2,409

		122,044

	Construction & Engineering — 0.2%
	AECOM,
4,870	5.750%, 10/15/22	5,132
9,715	5.875%, 10/15/24	10,614
8,715	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	8,693
1,000	MasTec, Inc., 4.875%, 03/15/23	1,000
2,807	Tutor Perini Corp., 7.625%, 11/01/18	2,821

		28,260

	Electrical Equipment — 0.2%
10,450	General Cable Corp., 5.750%, 10/01/22	10,241
	Novelis Corp.,
3,506	5.875%, 09/30/26 (e)	3,607
2,155	6.250%, 08/15/24 (e)	2,284

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electrical Equipment — continued
9,318	Optimas OE Solutions Holding LLC, 8.625%, 06/01/21 (e)	8,619
	Sensata Technologies BV,
3,020	4.875%, 10/15/23 (e)	3,084
200	5.625%, 11/01/24 (e)	211

		28,046

	Industrial Conglomerates — 0.1%
10,607	CTP Transportation Products LLC, 8.250%, 12/15/19 (e)	9,997

	Machinery — 0.4%
3,326	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	3,393
12,100	Bluewater Holding BV, (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	8,833
7,893	CNH Industrial Capital LLC, 4.875%, 04/01/21	8,271
2,000	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	2,060
5,795	Gates Global LLC, 6.000%, 07/15/22 (e)	5,838
2,480	Manitowoc Foodservice, Inc., 9.500%, 02/15/24	2,867
	Oshkosh Corp.,
4,575	5.375%, 03/01/22	4,764
3,034	5.375%, 03/01/25	3,144
	SPX FLOW, Inc.,
2,025	5.625%, 08/15/24 (e)	2,081
2,860	5.875%, 08/15/26 (e)	2,903
3,664	Terex Corp., 5.625%, 02/01/25 (e)	3,760

		47,914

	Marine — 0.1%
3,377	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.500%, 11/02/20 (e)	3,208
13,329	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	2,666

		5,874

	Professional Services — 0.1%
15,885	CEB, Inc., 5.625%, 06/15/23 (e)	17,077
363	Corporate Risk Holdings LLC, 9.500%, 07/01/19 (e)	380

		17,457

	Road & Rail — 0.5%
12,249	Ashtead Capital, Inc., (United Kingdom), 6.500%, 07/15/22 (e)	12,811

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Road & Rail — continued
	Avis Budget Car Rental LLC,
5,585	5.500%, 04/01/23	5,585
9,680	6.375%, 04/01/24 (e)	9,838
	Hertz Corp. (The),
4,040	5.500%, 10/15/24 (e)	3,646
15,051	6.250%, 10/15/22	14,468
9,336	7.375%, 01/15/21	9,359
22,182	Jack Cooper Holdings Corp., 9.250%, 06/01/20	8,429

		64,136

	Trading Companies & Distributors — 0.7%
	Aircastle Ltd.,
1,110	5.000%, 04/01/23	1,170
1,500	6.250%, 12/01/19	1,635
6,490	6.750%, 04/15/17	6,522
10,780	H&E Equipment Services, Inc., 7.000%, 09/01/22	11,346
	HD Supply, Inc.,
7,754	5.250%, 12/15/21 (e)	8,181
5,755	5.750%, 04/15/24 (e)	6,086
1,408	International Lease Finance Corp., 5.875%, 08/15/22	1,587
	United Rentals North America, Inc.,
7,625	4.625%, 07/15/23	7,827
2,275	5.500%, 07/15/25	2,400
785	5.500%, 05/15/27	802
703	5.750%, 11/15/24	745
4,620	5.875%, 09/15/26	4,857
18,765	6.125%, 06/15/23	19,703
6,159	7.625%, 04/15/22	6,431
3,518	Univar USA, Inc., 6.750%, 07/15/23 (e)	3,685

		82,977

	Total Industrials	543,857

	Information Technology — 3.7%
	Communications Equipment — 0.4%
4,479	Alcatel-Lucent USA, Inc., (France), 6.450%, 03/15/29	4,949
2,725	Aspect Software, Inc., 3.000%, 05/25/23	1,272
	Avaya, Inc.,
8,040	7.000%, 04/01/19 (d) (e)	6,422
3,424	10.500%, 03/01/21 (d) (e)	942
9,947	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	10,643

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Communications Equipment — continued
	CommScope, Inc.,
1,893	5.000%, 06/15/21 (e)	1,950
4,731	5.500%, 06/15/24 (e)	4,956
10,287	Goodman Networks, Inc., 12.125%, 07/01/18	4,115
3,763	Nokia OYJ, (Finland), 5.375%, 05/15/19	3,979
4,590	Plantronics, Inc., 5.500%, 05/31/23 (e)	4,673
9,895	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	10,563

		54,464

	Electronic Equipment, Instruments & Components — 0.3%
4,560	Anixter, Inc., 5.500%, 03/01/23	4,777
	Belden, Inc.,
1,497	5.250%, 07/15/24 (e)	1,502
8,090	5.500%, 09/01/22 (e)	8,343
	CDW LLC,
1,432	5.000%, 09/01/23	1,475
1,300	6.000%, 08/15/22	1,376
14,935	Zebra Technologies Corp., 7.250%, 10/15/22	16,157

		33,630

	Internet Software & Services — 0.1%
3,320	Genesys Telecommunications Laboratories, Inc., 10.000%, 11/30/24 (e)	3,610
8,520	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	8,978

		12,588

	IT Services — 0.7%
	Alliance Data Systems Corp.,
1,534	5.375%, 08/01/22 (e)	1,526
737	5.875%, 11/01/21 (e)	763
2,129	Black Knight InfoServ LLC, 5.750%, 04/15/23	2,225
	First Data Corp.,
15,351	5.375%, 08/15/23 (e)	15,965
39,475	5.750%, 01/15/24 (e)	40,906
20,315	7.000%, 12/01/23 (e)	21,839
705	WEX, Inc., 4.750%, 02/01/23 (e)	701

		83,925

	Semiconductors & Semiconductor Equipment — 0.9%
3,651	Advanced Micro Devices, Inc., 7.000%, 07/01/24	3,899
	Amkor Technology, Inc.,
11,957	6.375%, 10/01/22	12,390
4,755	6.625%, 06/01/21	4,856

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	57

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
5,099	Broadcom Corp., 3.875%, 01/15/27 (e)	5,135
5,789	Entegris, Inc., 6.000%, 04/01/22 (e)	6,035
8,312	MagnaChip Semiconductor Corp., (South Korea), 6.625%, 07/15/21	7,564
	Micron Technology, Inc.,
3,466	5.250%, 08/01/23 (e)	3,496
13,076	5.250%, 01/15/24 (e)	13,240
969	5.500%, 02/01/25	1,001
2,340	5.625%, 01/15/26 (e)	2,404
416	5.875%, 02/15/22	434
5,720	7.500%, 09/15/23 (e)	6,378
7,905	Microsemi Corp., 9.125%, 04/15/23 (e)	9,110
	NXP BV, (Netherlands),
4,690	4.125%, 06/01/21 (e)	4,864
8,908	4.625%, 06/01/23 (e)	9,479
7,555	5.750%, 02/15/21 (e)	7,777
2,350	5.750%, 03/15/23 (e)	2,479
10,515	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	11,330

		111,871

	Software — 0.6%
3,740	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	3,860
7,185	Change Healthcare Holdings LLC, 5.750%, 03/01/25 (e)	7,419
1,862	CURO Financial Technologies Corp., 12.000%, 03/01/22 (e)	1,911
13,433	Infor Software Parent LLC, 7.125% (cash), 05/01/21 (e) (v)	13,802
26,263	Infor US, Inc., 6.500%, 05/15/22	27,314
8,150	Informatica LLC, 7.125%, 07/15/23 (e)	7,905
4,821	Interface Security Systems Holdings, Inc., 9.250%, 01/15/18	4,749
4,990	Veritas US, Inc., 7.500%, 02/01/23 (e)	5,289

		72,249

	Technology Hardware, Storage & Peripherals — 0.7%
	Diamond 1 Finance Corp.,
40	3.480%, 06/01/19 (e)	41
2,115	4.420%, 06/15/21 (e)	2,219
12,048	5.450%, 06/15/23 (e)	13,016
7,341	5.875%, 06/15/21 (e)	7,766
10,903	6.020%, 06/15/26 (e)	12,022
5,131	7.125%, 06/15/24 (e)	5,669
6,920	EMC Corp., 1.875%, 06/01/18	6,891

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Technology Hardware, Storage & Peripherals — continued
	NCR Corp.,
1,046	5.000%, 07/15/22	1,071
495	5.875%, 12/15/21	519
352	6.375%, 12/15/23	376
	Western Digital Corp.,
10,267	7.375%, 04/01/23 (e)	11,229
20,714	10.500%, 04/01/24	24,210

		85,029

	Total Information Technology	453,756

	Materials — 4.1%
	Chemicals — 1.6%
	Ashland LLC,
4,115	3.875%, 04/15/18	4,187
14,955	4.750%, 08/15/22	15,523
2,705	6.875%, 05/15/43	2,895
2,055	Axalta Coating Systems LLC, 4.875%, 08/15/24 (e)	2,096
	Blue Cube Spinco, Inc.,
3,795	9.750%, 10/15/23	4,525
3,730	10.000%, 10/15/25	4,532
	Chemours Co. (The),
6,493	6.625%, 05/15/23	6,923
225	7.000%, 05/15/25	245
10,180	CVR Partners LP, 9.250%, 06/15/23 (e)	10,893
3,930	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	4,460
	Hexion, Inc.,
35,836	6.625%, 04/15/20	33,328
7,430	8.875%, 02/01/18	7,440
12,272	Huntsman International LLC, 5.125%, 11/15/22	12,886
	INEOS Group Holdings SA, (Luxembourg),
10,465	5.625%, 08/01/24 (e)	10,674
21,219	5.875%, 02/15/19 (e)	21,531
9,865	LSB Industries, Inc., SUB, 8.500%, 08/01/19	9,643
8,000	Momentive Performance Materials USA, Inc., 8.875%, 10/15/20 (d)	—	(h)
8,000	Momentive Performance Materials, Inc., 3.880%, 10/24/21	7,840
4,687	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	4,828
5,569	PQ Corp., 6.750%, 11/15/22 (e)	6,028
6,128	Rain CII Carbon LLC, 8.000%, 12/01/18 (e)	6,120

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Chemicals — continued
5,639	Reichhold Holdings International BV, (Netherlands), 12.000%, 03/31/17	5,639
5,673	Reichhold Industries, Inc., 11.030%, 05/08/17 (d) (e)	—	(h)
5,100	Reichhold International, 15.000%, 03/31/17	5,100
2,495	Reichhold LLC, 12.000%, 03/31/17	2,495
	Scotts Miracle-Gro Co. (The),
3,497	5.250%, 12/15/26 (e)	3,571
3,995	6.000%, 10/15/23	4,257
2,910	Trinseo Materials Operating SCA, 6.750%, 05/01/22 (e)	3,070
610	WR Grace & Co.-Conn, 5.625%, 10/01/24 (e)	648

		201,377

	Construction Materials — 0.3%
	Cemex Finance LLC, (Mexico),
3,000	6.000%, 04/01/24 (e)	3,094
22,345	9.375%, 10/12/22 (e)	24,244
	Cemex SAB de CV, (Mexico),
1,299	6.125%, 05/05/25 (e)	1,358
3,788	7.750%, 04/16/26 (e)	4,238
	US Concrete, Inc.,
2,498	6.375%, 06/01/24	2,642
210	6.375%, 06/01/24 (e)	222

		35,798

	Containers & Packaging — 0.7%
500	ARD Finance SA, (Luxembourg), 7.125% (cash), 09/15/23 (e) (v)	522
	Ardagh Packaging Finance plc, (Ireland),
8,941	6.000%, 02/15/25 (e)	9,187
3,400	6.250%, 01/31/19 (e)	3,454
2,655	6.750%, 01/31/21 (e)	2,752
8,575	7.250%, 05/15/24 (e)	9,347
2,145	VAR, 3.963%, 12/15/19 (e)	2,188
703	Ball Corp., 5.250%, 07/01/25	746
	Berry Plastics Corp.,
1,190	5.125%, 07/15/23	1,226
2,030	6.000%, 10/15/22	2,149
1,980	Constar International, Inc., 11.000%, 12/31/17 (d)	10
8,012	Flex Acquisition Co., Inc., 6.875%, 01/15/25 (e)	8,192
4,895	Pactiv LLC, 8.375%, 04/15/27	5,384

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Containers & Packaging — continued
	Reynolds Group Issuer, Inc., (New Zealand),
11,055	5.750%, 10/15/20	11,387
10,077	6.875%, 02/15/21	10,354
12,326	7.000%, 07/15/24 (e)	13,258
10,195	VAR, 4.523%, 07/15/21 (e)	10,462
	Sealed Air Corp.,
1,500	5.125%, 12/01/24 (e)	1,568
3,000	6.500%, 12/01/20 (e)	3,375

		95,561

	Metals & Mining — 1.4%
4,855	AK Steel Corp., 7.500%, 07/15/23	5,304
	Alcoa Nederland Holding BV,
1,335	6.750%, 09/30/24 (e)	1,452
1,305	7.000%, 09/30/26 (e)	1,432
3,716	Aleris International, Inc., 7.875%, 11/01/20	3,679
4,558	Anglo American Capital plc, (United Kingdom), 4.875%, 05/14/25 (e)	4,729
	ArcelorMittal, (Luxembourg),
28,300	7.000%, 02/25/22	32,191
5,000	8.000%, 10/15/39	5,825
350	10.850%, 06/01/19	411
351	Cliffs Natural Resources, Inc., 8.250%, 03/31/20 (e)	383
3,868	Coeur Mining, Inc., 7.875%, 02/01/21	3,994
8,235	Commercial Metals Co., 4.875%, 05/15/23	8,420
	Constellium NV, (Netherlands),
1,080	5.750%, 05/15/24 (e)	1,023
4,943	6.625%, 03/01/25 (e)	4,918
3,410	7.875%, 04/01/21 (e)	3,692
1,510	First Quantum Minerals Ltd., (Canada), 7.250%, 10/15/19 (e)	1,559
351	FMG Resources August 2006 Pty. Ltd., (Australia), 9.750%, 03/01/22 (e)	406
	Freeport-McMoRan, Inc.,
702	2.300%, 11/14/17	700
3,990	3.100%, 03/15/20	3,909
500	3.550%, 03/01/22	464
13,090	3.875%, 03/15/23	12,043
1,410	4.550%, 11/14/24	1,318
631	5.400%, 11/14/34	554
12,149	5.450%, 03/15/43	10,387
10,635	Hecla Mining Co., 6.875%, 05/01/21	10,981
723	HudBay Minerals, Inc., (Canada), 7.250%, 01/15/23 (e)	772

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	59

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Metals & Mining — continued
	Lundin Mining Corp., (Canada),
3,500	7.500%, 11/01/20 (e)	3,719
4,905	7.875%, 11/01/22 (e)	5,371
7,465	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	7,540
2,180	Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19 (d)	—	(h)
1,450	Peabody Securities Finance Corp., 6.000%, 03/31/22 (e)	1,479
	Steel Dynamics, Inc.,
3,000	5.125%, 10/01/21	3,094
1,500	5.250%, 04/15/23	1,562
480	5.500%, 10/01/24	509
2,560	6.375%, 08/15/22	2,675
	Teck Resources Ltd., (Canada),
3,045	3.000%, 03/01/19	3,118
575	8.000%, 06/01/21 (e)	639
2,237	8.500%, 06/01/24 (e)	2,612
4,388	United States Steel Corp., 8.375%, 07/01/21 (e)	4,936
10,907	Zekelman Industries, Inc., 9.875%, 06/15/23 (e)	12,325

		170,125

	Paper & Forest Products — 0.1%
1,365	Boise Cascade Co., 5.625%, 09/01/24 (e)	1,396
8,100	NWH Escrow Corp., 7.500%, 08/01/21 (e)	7,087
700	Sappi Papier Holding GmbH, (South Africa), 7.750%, 07/15/17 (e)	705

		9,188

	Total Materials	512,049

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
4,110	Care Capital Properties LP, 5.125%, 08/15/26	4,023
	Communications Sales & Leasing, Inc.,
3,580	6.000%, 04/15/23 (e)	3,759
1,675	7.125%, 12/15/24 (e)	1,725
2,830	8.250%, 10/15/23	3,067
	CoreCivic, Inc.,
7,068	4.125%, 04/01/20	7,245
5,520	4.625%, 05/01/23	5,534
2,595	5.000%, 10/15/22	2,647
2,591	DuPont Fabros Technology LP, 5.875%, 09/15/21	2,701

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Equity Real Estate Investment Trusts (REITs) — continued
	Equinix, Inc.,
6,609	5.375%, 01/01/22	6,981
3,633	5.750%, 01/01/25	3,851
3,605	5.875%, 01/15/26	3,850
	GEO Group, Inc. (The),
305	5.125%, 04/01/23	306
5,290	5.875%, 01/15/22	5,508
1,570	5.875%, 10/15/24	1,617
2,795	6.000%, 04/15/26	2,910
	Iron Mountain, Inc.,
3,510	4.375%, 06/01/21 (e)	3,607
2,250	5.750%, 08/15/24	2,309
703	6.000%, 10/01/20 (e)	738
6,149	6.000%, 08/15/23	6,508
	MGM Growth Properties Operating Partnership LP,
1,360	4.500%, 09/01/26 (e)	1,323
2,085	5.625%, 05/01/24 (e)	2,205
	RHP Hotel Properties LP,
6,788	5.000%, 04/15/21	6,941
4,580	5.000%, 04/15/23	4,677
885	VEREIT Operating Partnership LP, 4.125%, 06/01/21	904

		84,936

	Real Estate Management & Development — 0.0% (g)
2,332	Kennedy-Wilson, Inc., 5.875%, 04/01/24	2,448
4,844	Realogy Group LLC, 5.250%, 12/01/21 (e)	5,038

		7,486

	Total Real Estate	92,422

	Telecommunication Services — 7.7%
	Diversified Telecommunication Services — 5.1%
	Altice Financing SA, (Luxembourg),
3,113	6.500%, 01/15/22 (e)	3,249
8,402	6.625%, 02/15/23 (e)	8,843
24,616	7.500%, 05/15/26 (e)	26,432
	CCO Holdings LLC,
6,200	5.125%, 02/15/23	6,456
5,203	5.125%, 05/01/23 (e)	5,398
3,990	5.375%, 05/01/25 (e)	4,180
6,840	5.500%, 05/01/26 (e)	7,259
478	5.750%, 09/01/23	501
12,275	5.750%, 02/15/26 (e)	13,134
22,320	5.875%, 04/01/24 (e)	23,938

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	CenturyLink, Inc.,
1,437	Series T, 5.800%, 03/15/22	1,484
703	Series V, 5.625%, 04/01/20	743
14,775	Series W, 6.750%, 12/01/23	15,458
2,982	Cincinnati Bell, Inc., 7.000%, 07/15/24 (e)	3,153
9,051	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	9,232
7,125	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	7,410
1,404	Consolidated Communications, Inc., 6.500%, 10/01/22	1,400
35,284	Embarq Corp., 7.995%, 06/01/36	35,400
	Frontier Communications Corp.,
9,400	6.250%, 09/15/21	8,977
6,745	6.875%, 01/15/25	5,683
8,200	8.500%, 04/15/20	8,702
8,280	9.250%, 07/01/21	8,735
7,180	10.500%, 09/15/22	7,476
24,759	11.000%, 09/15/25	24,883
17,843	GCI, Inc., 6.750%, 06/01/21	18,334
	Hughes Satellite Systems Corp.,
3,353	5.250%, 08/01/26 (e)	3,408
1,335	6.625%, 08/01/26 (e)	1,389
	Intelsat Jackson Holdings SA, (Luxembourg),
20,712	5.500%, 08/01/23	17,165
23,944	7.250%, 04/01/19	22,926
32,740	7.250%, 10/15/20	30,285
10,371	7.500%, 04/01/21	9,490
10,767	8.000%, 02/15/24 (e)	11,655
4,935	Level 3 Communications, Inc., 5.750%, 12/01/22	5,114
	Level 3 Financing, Inc.,
944	5.125%, 05/01/23	963
11,099	5.375%, 01/15/24	11,404
7,975	5.375%, 05/01/25	8,234
9,233	5.625%, 02/01/23	9,533
704	6.125%, 01/15/21	730
4,300	VAR, 4.762%, 01/15/18	4,310
	Qwest Capital Funding, Inc.,
1,426	6.875%, 07/15/28	1,356
10,386	7.750%, 02/15/31	9,841
5,515	SBA Communications Corp., 4.875%, 09/01/24 (e)	5,487
	SFR Group SA, (France),
29,275	6.000%, 05/15/22 (e)	30,373

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
5,291	6.250%, 05/15/24 (e)	5,370
5,695	7.375%, 05/01/26 (e)	5,902
	Sprint Capital Corp.,
1,242	6.875%, 11/15/28	1,329
22,936	6.900%, 05/01/19	24,434
36,492	8.750%, 03/15/32	43,791
5,960	Telecom Italia SpA, (Italy), 5.303%, 05/30/24 (e)	6,064
3,440	UPCB Finance IV Ltd., (Netherlands), 5.375%, 01/15/25 (e)	3,517
7,045	Virgin Media Finance plc, (United Kingdom), 6.375%, 04/15/23 (e)	7,397
	Virgin Media Secured Finance plc, (United Kingdom),
1,485	5.500%, 01/15/25 (e)	1,526
715	5.500%, 08/15/26 (e)	733
	Wind Acquisition Finance SA, (Italy),
11,260	4.750%, 07/15/20 (e)	11,443
10,845	7.375%, 04/23/21 (e)	11,292
EUR 1,007	VAR, 4.922%, 04/30/19 (e)	1,080
	Windstream Services LLC,
4,980	6.375%, 08/01/23	4,520
18,616	7.500%, 06/01/22	18,430
4,684	7.500%, 04/01/23	4,496
13,812	7.750%, 10/01/21	14,252
	Zayo Group LLC,
21,563	6.000%, 04/01/23	22,803
5,770	6.375%, 05/15/25	6,217

		634,719

	Wireless Telecommunication Services — 2.6%
2,180	GTT Escrow Corp., 7.875%, 12/31/24 (e)	2,295
7,651	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	7,909
	Sprint Communications, Inc.,
5,497	6.000%, 11/15/22	5,689
5,795	7.000%, 03/01/20 (e)	6,331
9,990	7.000%, 08/15/20	10,777
54,015	9.000%, 11/15/18 (e)	59,146
889	9.125%, 03/01/17	889
23,613	11.500%, 11/15/21	29,723
	Sprint Corp.,
7,527	7.125%, 06/15/24	8,127
9,127	7.250%, 09/15/21	9,948
13,695	7.625%, 02/15/25	15,270
61,700	7.875%, 09/15/23	68,641

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	61

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Wireless Telecommunication Services — continued
457	Syniverse Holdings, Inc., 9.125%, 01/15/19	420
	T-Mobile USA, Inc.,
4,551	5.250%, 09/01/18	4,602
708	6.000%, 04/15/24	756
5,346	6.250%, 04/01/21	5,533
6,200	6.375%, 03/01/25	6,665
3,099	6.464%, 04/28/19	3,123
1,405	6.500%, 01/15/24	1,510
6,493	6.500%, 01/15/26	7,134
10,577	6.625%, 04/01/23	11,233
19,152	6.633%, 04/28/21	19,922
19,874	6.731%, 04/28/22	20,669
7,785	6.836%, 04/28/23	8,310
5,820	United States Cellular Corp., 6.700%, 12/15/33	5,868

		320,490

	Total Telecommunication Services	955,209

	Utilities — 1.4%
	Electric Utilities — 0.0% (g)
1,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	1,120
	Texas Competitive Electric Holdings Co. LLC,
62,006	8.500%, 05/01/20 (d)	199
5,000	11.500%, 10/01/20 (d)	16

		1,335

	Gas Utilities — 0.6%
3,700	AmeriGas Partners LP, 5.500%, 05/20/25	3,751
	Ferrellgas LP,
3,588	6.500%, 05/01/21	3,507
346	6.750%, 01/15/22	336
9,044	PBF Logistics LP, 6.875%, 05/15/23	9,202
	Rose Rock Midstream LP,
2,095	5.625%, 07/15/22	2,058
7,898	5.625%, 11/15/23	7,701
	Sabine Pass Liquefaction LLC,
729	4.200%, 03/15/28 (e)	728
11,136	5.000%, 03/15/27 (e)	11,788
10,127	5.625%, 03/01/25	11,114
9,984	5.625%, 04/15/23	10,980
3,510	5.750%, 05/15/24	3,886
730	5.875%, 06/30/26 (e)	818
5,760	6.250%, 03/15/22	6,498

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Gas Utilities — continued
2,835	Summit Midstream Holdings LLC, 5.750%, 04/15/25	2,877

		75,244

	Independent Power & Renewable Electricity Producers — 0.8%
	AES Corp.,
647	4.875%, 05/15/23	642
2,929	5.500%, 03/15/24	2,988
1,230	6.000%, 05/15/26	1,267
5,240	7.375%, 07/01/21	5,908
3,480	VAR, 3.931%, 06/01/19	3,481
	Calpine Corp.,
4,211	5.250%, 06/01/26 (e)	4,274
15,000	6.000%, 01/15/22 (e)	15,731
5,098	7.875%, 01/15/23 (e)	5,304
	Dynegy, Inc.,
7,095	7.375%, 11/01/22	6,971
8,355	7.625%, 11/01/24	7,937
2,650	8.000%, 01/15/25 (e)	2,518
15,075	GenOn Energy, Inc., 9.875%, 10/15/20	11,080
	NRG Energy, Inc.,
4,345	6.250%, 07/15/22	4,416
4,850	6.625%, 01/15/27 (e)	4,765
5,808	7.250%, 05/15/26	5,975
454	7.875%, 05/15/21	471
2,565	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	2,494
	TerraForm Power Operating LLC,
5,424	SUB, 6.375%, 02/01/23 (e)	5,614
784	SUB, 6.625%, 06/15/25 (e)	823

		92,659

	Total Utilities	169,238

	Total Corporate Bonds (Cost $5,741,186)	5,867,793

Insurance-Linked Security — 0.0% (g)
	Catastrophe Bonds — 0.0% (g)
2,000	Pelican Re Ltd., (Cayman Islands), VAR, 6.497%, 05/15/17 (e) (Cost $2,003)	2,015

Mortgage-Backed Security — 0.3%
36,560	FNMA, 30 Year, Single Family, TBA, 3.000%, 03/25/47 (w) (Cost $36,097)	36,314

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Long Positions — continued
Municipal Bonds — 0.1% (t)
		New York — 0.0% (g)
3,400		City of New York, Series F, Subseries F-1, GO, 5.000%, 03/01/26	3,925

		Oklahoma — 0.1%
		Oklahoma City Economic Development Trust, Tax Apportionment, Increment District #8 Project,
5,990		Series B, Rev., 5.000%, 03/01/33	6,529
3,390		Series B, Rev., 5.000%, 03/01/34	3,695

			10,224

		Total Municipal Bonds (Cost $13,648)	14,149

Private Placements — 3.0%
		Commercial Loans — 2.0%
62,000		Doubletree Orlando, VAR, 6.756%, 05/31/17	62,000
61,000		Hyatt Centric Funding LLC, VAR, 6.751%, 10/01/17	61,000
33,000		Raleigh Hotel, VAR, 7.251%, 06/30/17	33,000
38,397		Scout Harbor, Class X1, VAR, 6.741%, 01/01/18	38,398
41,500		Sheraton Needham Hotel, VAR, 5.751%, 07/01/20	41,500
9,685		Waldorf Astoria Park City, VAR, 6.741%, 06/01/17	9,685

		Total Commercial Loans	245,583

		Residential Loans — 1.0%
42,000		8995 Collins Funding LLC, VAR, 8.251%, 08/04/17	42,000
9,781		East 12th Street Mortgage Pass-Through Trust, VAR, 8.241%, 01/01/18	9,781
37,500		Four Seasons Private, VAR, 8.746%, 05/01/17	37,500
37,600		RREF II-HV, VAR, 7.181%, 05/01/17	37,600

		Total Residential Loans	126,881

		Total Private Placements (Cost $372,415)	372,464

SHARES
Common Stocks — 0.5%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
—	(h)	New Cotai LLC, Class B (a) (e)	369

		Specialty Retail — 0.0% (g)
93		Nebraska Book Holdings, Inc. (a)	2

		Total Consumer Discretionary	371

SHARES	SECURITY DESCRIPTION	VALUE

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
1,280	Halcon Resources Corp. (a)	10,367
192	Penn Virginia Corp. (a)	9,342
373	SandRidge Energy, Inc. (a)	7,002
81	Southwestern Energy Co. (a)	605

	Total Energy	27,316

	Financials — 0.0% (g)
	Mortgage Real Estate Investment Trusts (REITs) — 0.0% (g)
56	Sutherland Asset Management Corp.	769

	Information Technology — 0.0% (g)
	Communications Equipment — 0.0% (g)
275	Aspect Software, Inc., Class CR1 (a)	3,846
15	Aspect Software, Inc., Class CR2 (a)	213

	Total Information Technology	4,059

	Materials — 0.1%
	Chemicals — 0.1%
9	Reichhold , Inc. (a)	6,800

	Containers & Packaging — 0.0% (g)
42	Constar International, Inc., Class A (a)	—	(h)

	Total Materials	6,800

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
777	NII Holdings, Inc. (a)	1,553

	Utilities — 0.2%
	Electric Utilities — 0.2%
1,110	Vistra Energy Corp.	17,937

	Independent Power & Renewable Electricity Producers — 0.0% (g)
50	Dynegy, Inc. (a)	402

	Total Utilities	18,339

	Total Common Stocks (Cost $65,643)	59,207

Convertible Preferred Stocks — 0.1%
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
1,533	General Motors Co., 5.250%, 03/06/32	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	63

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Preferred Stocks — continued
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
280	Southwestern Energy Co., Series B, 6.250%, 01/15/18	5,384

	Total Convertible Preferred Stocks (Cost $13,699)	5,384

Preferred Stocks — 0.2%
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
	General Motors Co.,
175	0.684%, 06/01/49	—	(h)
1,545	6.250%, 07/15/33	—	(h)
170	7.250%, 04/15/41	—	(h)
687	7.250%, 02/15/52	—	(h)
581	7.375%, 05/15/48	—	(h)
51	7.375%, 10/01/51	—	(h)
505	Motors Liquidation Co., 7.250%, 07/15/41	—	(h)

	Total Consumer Discretionary	—	(h)

	Financials — 0.2%
	Consumer Finance — 0.0% (g)
156	GMAC Capital Trust I, Series 2, VAR, 6.824%, 02/15/40 ($25 par value)	4,002

	Insurance — 0.2%
28	XLIT Ltd., (Ireland), Series D, VAR, 4.143%, 04/17/17 ($1,000 par value) @	24,574

	Total Financials	28,576

	Materials — 0.0%
	Containers & Packaging — 0.0%
4	Constar International, Inc., Class A	—

	Total Preferred Stocks (Cost $28,355)	28,576

PRINCIPAL AMOUNT
Loan Assignments — 8.2%
	Consumer Discretionary — 1.7%
	Automobiles — 0.1%
10,201	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.280%, 12/31/18	10,210

	Diversified Consumer Services — 0.1%
14,980	Spin Holdco, Inc., Initial Term Loan, VAR, 4.285%, 11/14/19 ^	14,918

	Hotels, Restaurants & Leisure — 0.1%
5,858	Casablanca US Holdings, Inc., 1st Lien Term Loan, VAR, 5.500%, 02/07/24 ^	5,770

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — continued
1,980	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	1,985
3,371	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.779%, 09/01/22	3,405
223	Hilton Worldwide Finance LLC, Initial Term Loan, VAR, 3.500%, 10/26/20	225
3,036	Hilton Worldwide Finance LLC, Series B-2 Term Loan, VAR, 3.278%, 10/25/23	3,049
2,795	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.500%, 12/09/20	2,816
1,795	Landry’s, Inc., 1st Lien Term Loan, VAR, 4.029%, 09/22/23	1,813

		19,063

	Leisure Products — 0.2%
4,000	Delta 2 Sarl, USD Facility B-3, VAR, 5.068%, 07/30/21	4,009
10,313	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	9,918
6,451	Steinway Musical Instruments, Inc., 1st Lien Term Loan, VAR, 4.789%, 09/19/19	5,994

		19,921

	Media — 0.8%
2,910	AMC Entertainment, Inc., 1st Lien Term Loan, VAR, 3.521%, 12/15/22	2,941
11,063	Hercules Achievement, Inc, 1st Lien Initial Term Loan, VAR, 5.000%, 12/10/21	11,224
15,935	iHeartCommunications, Inc., Term Loan D, VAR, 7.531%, 01/30/19	13,828
7,542	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.281%, 07/30/19	6,524
4,065	Sinclair Broadcast Group, Inc., 1st Lien Term Loan B, VAR, 3.040%, 01/03/24	4,068
2,370	Tribune Media Co., 1st Lien Term Loan B, VAR, 3.781%, 01/18/24 ^	2,390
2,958	Tribune Media Co., Term Loan B, VAR, 3.781%, 12/27/20	2,958
13,283	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	13,318
29,113	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	29,217
13,738	Vertis, Inc., 1st Lien Term Loan, VAR, 12.000%, 12/21/15 (d)	—	(h)
4,957	WMG Acquisition Corp., Term Loan B, VAR, 3.750%, 11/01/23	4,969

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Media — continued
6,759	Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan, VAR, 4.250%, 08/18/23 ^	6,805
4,769	Zuffa LLC, 2nd Lien Guaranteed Senior Secured Term Loan, VAR, 8.500%, 08/18/24	4,888

		103,130

	Multiline Retail — 0.1%
13,038	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20 ^	10,491

	Specialty Retail — 0.3%
1,172	Hillman Group, Inc. (The), Initial Term Loan, VAR, 4.500%, 06/30/21	1,180
29,583	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	16,879
4,897	Michaels Stores, Inc., Term Loan B-1, VAR, 3.750%, 01/30/23	4,883
12,840	Petco Animal Supplies, Inc., Tranche Term Loan B-1, VAR, 4.287%, 01/26/23 ^	12,358

		35,300

	Total Consumer Discretionary	213,033

	Consumer Staples — 1.2%
	Food & Staples Retailing — 0.5%
4,125	Albertson’s LLC, Term Loan B-4, VAR, 3.781%, 08/25/21	4,174
9,795	Albertson’s LLC, Term Loan B-5, VAR, 4.247%, 12/21/22	9,929
2,893	Albertson’s LLC, Term Loan B-6, VAR, 4.302%, 06/22/23	2,934
8,586	BJ’s Wholesale Club, Inc., 1st Lien Term Loan, VAR, 4.750%, 01/27/24 ^	8,516
1,959	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, VAR, 8.500%, 01/27/25	1,956
15,000	Moran Foods LLC, Term Loan B, VAR, 7.000%, 11/29/23	14,869
3,325	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	3,333
14,167	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	14,214
6,984	SUPERVALU, Inc., Term Loan B, VAR, 5.500%, 03/21/19	7,036

		66,961

	Food Products — 0.6%
10,775	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.549%, 11/01/18	10,807

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — continued
3,450	Hearthside Group Holdings LLC, 1st Lien Term Loan B, VAR, 4.000%, 06/21/21	3,467
16,202	JBS USA LLC, Term Loan B, VAR, 3.279%, 10/30/22	16,289
28,514	Pinnacle Foods Finance LLC, Term Loan B, VAR, 2.780%, 01/27/24 ^	28,645
10,824	Wilton Brands LLC, FRN August 30, 2018, VAR, 8.500%, 08/30/18	10,537

		69,745

	Household Products — 0.1%
11,273	Zep Inc., Term Loan, VAR, 5.000%, 06/27/22	11,385

	Personal Products — 0.0% (g)
1,940	Prestige Brands, Inc., 1st Lien Term Loan B-4, VAR, 3.531%, 01/24/24	1,964
2,472	Revlon Consumer Products Corp., Term Loan B, VAR, 4.281%, 09/07/23	2,485

		4,449

	Total Consumer Staples	152,540

	Energy — 1.1%
	Energy Equipment & Services — 0.3%
11,599	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, VAR, 6.063%, 03/31/21	9,488
3,473	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20 ^	3,036
21,439	Vistra Operations Co. LLC, Term Loan B-2, VAR, 4.022%, 12/14/23	21,563

		34,087

	Oil, Gas & Consumable Fuels — 0.8%
1,221	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	1,221
6,630	California Resources Corp., 1st Lien Second Out Term Loan, VAR, 11.375%, 08/05/21	7,470
14,350	Chesapeake Energy Corp., 1st Lien Last Out, VAR, 8.553%, 08/23/21	15,498
24,600	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	24,990
5,234	Exco Resources, Inc., Senior Secured 2nd Lien Term Loan, VAR, 12.500%, 10/19/20	3,926
35,062	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23	35,573
8,090	MEG Energy Corp., 1st Lien Term B Loan, (Canada), VAR, 4.540%, 12/31/23 ^	8,134
4,875	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 (d)	4,931

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	65

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Oil, Gas & Consumable Fuels — continued
3,023	Sabine Oil & Gas Corp., Term Loan, VAR, 12.000%, 12/31/18 (d) ^	83

		101,826

	Total Energy	135,913

	Financials — 0.4%
	Capital Markets — 0.1%
6,227	Lightstone Group LLC, Term Loan B, VAR, 6.539%, 12/31/23	6,315
593	Lightstone Group LLC, Term Loan C, VAR, 6.539%, 12/31/23	602

		6,917

	Consumer Finance — 0.1%
13,391	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	13,248

	Diversified Financial Services — 0.1%
11,107	Compass investorsOnex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	11,167

	Insurance — 0.1%
4,925	Alliant Holdings I, Inc., Initial Term Loan, VAR, 4.503%, 08/12/22	4,967
5,910	HUB International Ltd., Initial Term Loan, VAR, 4.034%, 10/02/20	5,955

		10,922

	Total Financials	42,254

	Health Care — 1.0%
	Health Care Equipment & Supplies — 0.1%
7,536	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.750%, 06/30/21	7,464

	Health Care Providers & Services — 0.6%
9,678	21st Century Oncology, Inc., 1st Lien Senior Secured Term Loan B, VAR, 7.125%, 04/30/22	8,962
9,766	CHG Healthcare Services, Inc., Term Loan B, VAR, 4.750%, 06/07/23	9,888
4,838	CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, VAR, 4.180%, 12/31/18	4,824
3,671	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, VAR, 4.000%, 01/27/21	3,606
9,471	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	9,468
11,040	inVentiv Health, Inc., Term Loan B, VAR, 4.804%, 09/28/23	11,107

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — continued
4,441	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 5.000%, 06/07/23	4,509
1,806	NAPA Management Services, 1st Lien Term Loan B, VAR, 6.000%, 04/19/23	1,824
19,305	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	19,311
7,875	Tennessee Merger Sub, Inc., 1st Lien Term Loan B, VAR, 3.750%, 01/12/24 ^	7,850

		81,349

	Pharmaceuticals — 0.3%
9,212	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21 ^	7,512
15,790	Grifols Worldwide Operations Ltd., Term Loan B, (Spain), VAR, 2.969%, 01/19/25 ^	15,842
12,962	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.530%, 04/01/22	13,043

		36,397

	Total Health Care	125,210

	Industrials — 0.8%
	Airlines — 0.2%
24,719	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.273%, 10/18/18	24,850

	Building Products — 0.1%
6,406	Continental Building Products, Inc., Term Loan B, VAR, 3.281%, 08/18/23	6,454

	Commercial Services & Supplies — 0.1%
4,906	Camelot Finance LP, 1st Lien Term Loan B, VAR, 4.750%, 10/03/23	4,960
62	Garda World Security Corp., Term B Delayed Draw Loan, (Canada), VAR, 4.000%, 11/06/20	62
243	Garda World Security Corp., Term B Loan, (Canada), VAR, 4.000%, 11/06/20	244
1,144	Packers Holdings LLC, Initial Term Loan, VAR, 4.750%, 12/02/21	1,161
1,428	Prime Security Services Borrower LLC, Term B-1 Loan, VAR, 4.250%, 05/02/22	1,441
7,020	Tribe Buyer LLC, 1st Lien Term Loan, VAR, 5.500%, 02/08/24	6,985
3,100	Tribe Buyer LLC, 2nd Lien Term Loan, VAR, 11.000%, 02/08/25	3,038

		17,891

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Industrial Conglomerates — 0.0% (g)
6,255	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	6,005

	Machinery — 0.2%
12,318	Blount International, Inc., Term Loan, VAR, 7.250%, 04/12/23	12,411
1,307	Piscine US Acquisition LLC, 1st Lien Term Loan, VAR, 5.500%, 12/12/23	1,316
8,281	Rexnord LLC, Term Loan B, VAR, 3.770%, 08/21/23	8,326

		22,053

	Marine — 0.1%
9,292	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20	8,760

	Trading Companies & Distributors — 0.1%
11,801	Flying Fortress, Inc., Term Loan, VAR, 3.248%, 04/30/20	11,895
2,825	Univar USA, Inc., Term B-2 Loan, VAR, 3.608%, 07/01/22	2,833

		14,728

	Total Industrials	100,741

	Information Technology — 1.2%
	Communications Equipment — 0.2%
1	Aspect Software, Inc., 1st Lien Term Loan, VAR, 11.278%, 05/25/20	1
1,417	Avaya, Inc., DIP Term Loan, VAR, 4.983%, 01/19/18 (d)	1,463
1,025	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 5.537%, 10/26/17	813
2,175	Avaya, Inc., Term Loan B-6, VAR, 6.532%, 03/31/18 (d)	1,732
8,025	Avaya, Inc., Term Loan B-7, VAR, 6.282%, 05/29/20 (d)	6,406
7,618	Riverbed Technology, Inc.,1st Lien Term Loan, VAR, 4.250%, 04/25/22	7,676

		18,091

	Internet Software & Services — 0.2%
11,973	Evergreen Skills Lux Sarl, 1st Lien Initial Term Loan, VAR, 5.750%, 04/28/21	10,944
5,495	Evergreen Skills Lux Sarl, 2nd Lien Initial Term Loan, VAR, 9.250%, 04/28/22 ^	3,833
3,107	Genesys Telecommunications Laboratories, Inc., Term Loan B, VAR, 5.025%, 12/01/23	3,142
8,500	GoDaddy, Inc., Term Loan B, VAR, 3.270%, 02/03/24 ^	8,519

		26,438

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	IT Services — 0.2%
	First Data Corp., Term Loan,
12,045	VAR, 3.779%, 03/24/21	12,149
3,079	VAR, 3.779%, 07/08/22	3,098
1,352	Global Knowledge Training LLC, 1st Lien Initial Term Loan, VAR, 6.500%, 01/20/21	1,339
4,889	Optiv Security, Inc., 1st Lien Term Loan, VAR, 4.250%, 01/13/24	4,918
5,350	Optiv Security, Inc., 2nd Lien Term Loan, VAR, 8.250%, 01/13/25	5,415

		26,919

	Semiconductors & Semiconductor Equipment — 0.2%
6,982	Micron Technology, Inc., Term Loan B, VAR, 4.540%, 04/26/22	7,070
5,625	Microsemi Corp., Closing Date Term B Loan, VAR, 3.031%, 01/15/23 ^	5,663
5,068	ON Semiconductor Corp., 1st Lien Term Loan B, VAR, 4.031%, 03/31/23	5,112
2,925	Versum Materials, Inc., Senior Secured Term Loan B, VAR, 3.498%, 09/22/23	2,960

		20,805

	Software — 0.3%
1,951	Emdeon, Inc., Term B-2 Loan, VAR, 3.750%, 11/02/18	1,954
5,280	Infor US, Inc., Tranche B-6 Term Loan, VAR, 3.750%, 02/01/22	5,284
8,859	Landesk Software Group, Inc., 1st Lien Term Loan, VAR, 5.250%, 01/18/24	8,902
2,820	Landesk Software Group, Inc., 2nd Lien Term Loan, VAR, 10.000%, 01/18/25	2,786
4,932	Rackspace Hosting, Inc., 1st Lien Term Loan B, VAR, 4.534%, 11/03/23	4,984
2,050	SolarWinds, Inc., 1st Lien Term Loan, VAR, 4.500%, 02/03/23 ^	2,059
14,599	Synchronoss Technologies, Inc., 1st Lien Term Loan, VAR, 4.082%, 01/13/24 ^	14,636

		40,605

	Technology Hardware, Storage & Peripherals — 0.1%
4,988	Dell Inc. 1st Lien Term Loan B, VAR, 4.040%, 06/02/23	5,018
2,993	Dell Software Group, Term Loan, VAR, 7.000%, 09/15/22	3,043
3,610	Radiate Holdco LLC, Term Loan, VAR, 3.781%, 12/12/23	3,637

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	67

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Technology Hardware, Storage & Peripherals — continued
2,992	Western Digital Corp., Term Loan B, VAR, 4.529%, 04/29/23	3,008

		14,706

	Total Information Technology	147,564

	Materials — 0.3%
	Chemicals — 0.0% (g)
2,977	Axalta Coating Systems US Holdings, Inc., Term Loan, VAR, 3.498%, 02/01/20	3,013

	Containers & Packaging — 0.3%
4,523	Berry Plastics Corp., Term Loan J, VAR, 3.281%, 01/20/24	4,550
10,650	HLX PLY Holdings, Inc., Term Loan, VAR, 4.250%, 12/29/23	10,722
1,955	Mauser AG (FKA Pertus Sechzehnte GmbH), 1st Lien Initial Dollar Term Loan, VAR, 4.500%, 07/31/21	1,956
11,090	Reynolds Group Holdings, Inc., Term Loan, VAR, 3.781%, 02/05/23	11,173
2,950	Viskase Corp., Inc., Initial Term Loan, VAR, 4.377%, 01/30/21	2,847

		31,248

	Metals & Mining — 0.0% (g)
1,011	FMG Resources Pty, Ltd., Term Loan B, (Australia), VAR, 3.750%, 06/30/19	1,017
750	Zekelman Industries, Inc., Senior Secured Term Loan B, VAR, 6.000%, 06/07/21	756

		1,773

	Total Materials	36,034

	Real Estate — 0.0% (g)
	Real Estate Management & Development — 0.0% (g)
1,734	CityCenter Holdings LLC, Term B Loan, VAR, 3.750%, 10/16/20	1,755

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.3%
2,357	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	2,375
2,009	Consolidated Communications, Inc., Term Loan B-2, VAR, 4.000%, 10/05/23 ^	2,020
8,811	Integra Telecom Holdings, Inc., Term Loan B, VAR, 5.574%, 08/14/20	8,813
5,900	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, (Luxembourg), VAR, 3.750%, 06/30/19 ^	5,860

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
9,825	Level 3 Financing, Inc., Tranche B Term Loan, VAR, 2.500%, 02/15/24 ^	9,871
5,381	Zayo Group LLC, 1st Lien Term Loan B, VAR, 3.500%, 01/12/24 ^	5,432
2,591	Zayo Group LLC, Term B-3 Loan, VAR, 3.500%, 01/29/24 ^	2,615

		36,986

	Wireless Telecommunication Services — 0.0% (g)
5,559	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.039%, 04/23/19	5,064

	Total Telecommunication Services	42,050

	Utilities — 0.2%
	Electric Utilities — 0.2%
6,009	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.304%, 06/30/17	6,024
12,063	InterGen NV, Term Advance, VAR, 5.500%, 06/15/20	12,047
4,678	Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 3.531%, 08/04/23	4,699
1,067	Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 3.531%, 08/04/23	1,072

		23,842

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,834	NRG Energy, Inc., Term Loan, VAR, 3.031%, 06/30/23	1,840

	Total Utilities	25,682

	Total Loan Assignments (Cost $1,053,592)	1,022,776

NUMBER OF RIGHTS
Right — 0.0% (g)
	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
1,110	Vistra Energy Corp., expiring 12/31/49 (a) (Cost $—)	1,332

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
142	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Warrants — continued
	Specialty Retail — continued
66	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)

	Total Consumer Discretionary	—	(h)

	Industrials — 0.0% (g)
	Road & Rail — 0.0% (g)
18	Jack Cooper Enterprises, Inc., expiring 04/26/27 (Strike Price $1.00) (a)	—	(h)

	Total Warrants (Cost $2)	—	(h)

PRINCIPAL AMOUNT
	Options Purchased — 0.0% (g)
	Foreign Exchange Currency Option — 0.0% (g)
18,349	RUB Call/USD Put, Expiring 07/19/17 at 55.00 RUB to 1 USD, Vanilla, American Style (a)	69

NUMBER OF CONTRACTS
	Put Options Purchased — 0.0% (g)
1,448	10 Year U.S. Treasury Note, Expiring 03/10/17, at $123.50, American Style (a)	204
2,888	Eurodollar, Expiring 06/16/17, at $98.00, American Style (a)	415
180	RUB FX, Expiring 04/21/17 at $1,350.00, European Style (a)	419
190	S&P 500 Index, Expiring 04/21/17 at $2,275.00, European Style (a)	294

	Total Put Options Purchased	1,332

	Total Options Purchased (Cost $2,405)	1,401

PRINCIPAL AMOUNT
Short-Term Investments — 29.2%
	Certificates of Deposit — 6.9% (n)
154,650	Bank of Nova Scotia, (Canada), VAR, 1.352%, 12/19/17	154,925
100,000	Canadian Imperial Bank of Commerce, (Canada), 1.240%, 03/03/17	100,005
150,000	China Construction Bank Corp., (China), 1.180%, 03/31/17	150,006
50,000	Credit Industriel et Commercial, (France), VAR, 1.070%, 08/16/17	50,058
100,000	Dexia Credit Local SA, (France), VAR, 1.303%, 06/08/17	100,093

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Certificates of Deposit — continued
80,000	Mizuho Bank Ltd., (Japan), VAR, 1.399%, 06/19/17	80,054
204,100	Norinchukin Bank, (Japan), 1.215%, 04/25/17	204,236
13,000	Standard Chartered Bank, (United Kingdom), 1.150%, 04/10/17	13,006

	Total Certificates of Deposit (Cost $851,764)	852,383

	Commercial Paper — 13.0% (n)
60,000	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 1.359%, 08/01/17	59,680
29,230	Cancara Asset Securitisation LLC, 1.093%, 05/02/17	29,183
30,040	Ciesco LLC, 1.207%, 08/23/17 (e)	29,830
50,000	Commonwealth Bank of Australia, (Australia), VAR, 1.219%, 02/12/18 (e)	50,011
	Cooperatieve Rabobank UA,
60,000	1.208%, 09/05/17	59,635
76,350	1.208%, 09/11/17	75,866
50,000	1.208%, 09/12/17	49,681
75,000	Credit Suisse AG, (Switzerland), VAR, 1.497%, 04/04/17	75,054
36,000	DBS Bank Ltd., (Singapore), 1.114%, 04/06/17	35,974
	Kells Funding LLC,
89,000	0.994%, 03/13/17 (e)	88,977
72,550	1.074%, 04/05/17 (e)	72,493
	La Fayette Asset Securitization LLC,
68,040	1.042%, 05/10/17 (e)	67,912
25,000	1.043%, 05/15/17 (e)	24,948
	LMA-Americas LLC,
59,700	1.003%, 03/03/17	59,696
29,280	1.257%, 07/11/17	29,149
	Matchpoint Finance plc,
157,000	1.185%, 04/18/17 (e)	156,798
39,650	1.278%, 04/24/17 (e)	39,592
23,000	MetLife Short Term Funding LLC, 1.095%, 05/08/17 (e)	22,960
	Mitsubishi UFJ Trust & Banking Corp.,
100,000	1.063%, 05/25/17	99,756
24,280	1.278%, 08/03/17	24,155
92,290	Mizuho Bank Ltd., (Japan), 1.103%, 04/26/17 (e)	92,176
97,500	Natixis SA, (France), 1.083%, 05/02/17	97,362

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	69

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Short-Term Investments — continued
	Commercial Paper — continued
60,000	Oversea-Chinese Banking Corp. Ltd., (Singapore), 1.013%, 05/17/17 (e)	59,886
92,000	Victory Receivables Corp., 1.003%, 03/06/17 (e)	91,986
125,000	Westpac Banking Corp., (Australia), VAR, 1.196%, 02/16/18 (e)	124,990

	Total Commercial Paper (Cost $1,617,432)	1,617,750

	Repurchase Agreements — 1.3%
24,000	Citigroup Global Markets, Inc., 1.439%, dated 02/28/17, due 03/28/17, repurchase price $24,027, collateralized by Asset-Backed Securities, 0.000% – 2.232%, due 01/15/26 – 07/15/26, with a value of $25,440.	24,000
24,000	Citigroup Global Markets, Inc., 1.439%, dated 02/28/17, due 03/28/17, repurchase price $24,027, collateralized by Asset-Backed Security, 1.279%, due 04/05/52, with a value of $25,920.	24,000
57,500	Merrill Lynch PFS, Inc., 1.360%, dated 02/28/17, due 04/17/17, repurchase price $57,604, collateralized by Certificates of Deposit, 0.000% – 1.291%, due 03/13/17 – 06/09/17, Collateralized Mortgage Obligations, 0.000% – 6.000%, due 01/25/37 – 08/27/47, Commercial Papers, 0.000%, due 03/20/17 –04/12/17 and Sovereign Government Securities, 0.000% –13.625%, due 08/15/18 –04/22/46, with a value of $61,913.	57,500
57,500	Wells Fargo Securities LLC, 1.550%, dated 02/28/17, due 03/17/17, repurchase price $57,542, collateralized by Asset-Backed Securities, 3.475% – 6.924%, due 03/20/23 – 09/25/46, with a value of $62,335.	57,500

	Total Repurchase Agreements (Cost $163,000)	163,000

	U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bill,
5,740	0.409%, 03/23/17 (k) (n)	5,739
7,500	0.577%, 06/22/17 (k) (n)	7,487

	Total U.S. Treasury Obligations (Cost $13,225)	13,226

SHARES	SECURITY DESCRIPTION	VALUE

	Investment Companies— 7.9%
2,720	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.850% (b) (l) †	2,720
974,342	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.450% (b) (l) †	974,342

	Total Investment Companies (Cost $977,062)	977,062

	Total Short-Term Investments (Cost $3,622,483)	3,623,421

	Total Investments, Before Short Positions — 99.8% (Cost $12,291,321)	12,389,154
	Other Assets in Excess of Liabilities — 0.2%	31,727

	NET ASSETS — 100.0%	$12,420,881

PRINCIPAL AMOUNT
Short Positions — 0.3%
Corporate Bonds — 0.3%
	Consumer Discretionary — 0.1%
	Media — 0.1%
2,000	Cablevision Systems Corp., 8.000%, 04/15/20	2,220
11,500	Time, Inc., 5.750%, 04/15/22 (e)	11,974

	Total Consumer Discretionary	14,194

	Consumer Staples — 0.1%
	Food Products — 0.1%
10,000	Darling Ingredients, Inc., 5.375%, 01/15/22	10,463

	Industrials — 0.1%
	Airlines — 0.1%
10,000	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	10,475

	Total Securities Sold Short (Proceeds $33,128)	35,132

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

TBA Short Commitment
PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(18,390)	FNMA, 30-Year, Single Family, TBA, 3.500%, 03/25/47 (w)	(18,850)

	(Proceeds received of $18,746)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3,079	3 Year Australian Government Bond	03/15/17	AUD	263,502	118
1,446	3 Month Euro Euribor	06/18/18	EUR	383,854	24
1,446	90 Day Eurodollar	03/15/21	USD	352,480	314

	Short Futures Outstanding
(522)	90 Day Eurodollar	06/19/17	USD	(128,823)	(40)
(3,551)	10 Year U.S. Treasury Note	06/21/17	USD	(442,377)	(1,294)
(17)	2 Year U.S. Treasury Note	06/30/17	USD	(3,679)	(2)
(1,455)	5 Year U.S. Treasury Note	06/30/17	USD	(171,258)	(104)
(522)	90 Day Eurodollar	09/18/17	USD	(128,660)	(45)
(1,446)	90 Day Eurodollar	03/18/19	USD	(354,053)	(22)
(618)	90 Day Eurodollar	12/16/19	USD	(150,985)	(380)
(1,446)	3 Month Euro Euribor	06/15/20	EUR	(382,743)	(84)

					(1,515)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
66,072	BRL	Goldman Sachs International ††	05/22/17	21,211	20,831	(380)
9,570,580	CLP	Credit Suisse International ††	07/24/17	14,496	14,592	96
9,570,580	CLP	Goldman Sachs International ††	07/24/17	14,349	14,593	244
1,457,793	INR	BNP Paribas ††	07/13/17	21,304	21,525	221
2,040,168	JPY	Standard Chartered Bank	04/19/17	18,213	18,198	(15)
440,629	MXN	Deutsche Bank AG	05/22/17	21,715	21,678	(37)
				111,288	111,417	129

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	71

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
38,427	AUD	Goldman Sachs International	07/24/17	28,943	29,374	(431)
3,364	CAD	HSBC Bank NA	03/22/17	2,579	2,532	47
1,037	EUR	State Street Corp.	03/22/17	1,104	1,100	4
20,621	EUR	State Street Corp.	05/22/17	21,736	21,929	(193)
1,457,793	INR	BNP Paribas ††	07/13/17	21,494	21,525	(31)
1,020,084	JPY	Goldman Sachs International	04/19/17	8,928	9,099	(171)
1,020,084	JPY	Standard Chartered Bank	04/19/17	8,889	9,099	(210)
65,145,303	KRW	Standard Chartered Bank ††	07/13/17	56,192	57,531	(1,339)
440,629	MXN	Goldman Sachs International	05/22/17	21,378	21,678	(300)
				171,243	173,867	(2,624)

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2017 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America NA:
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/21	1.411%		124,090	2,237	(4,000)
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.307		2,325	(29)	231
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.307		4,740	(59)	377
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.523		3,570	(165)	394
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.523		4,166	(192)	555
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.523		5,993	(278)	733
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/18	0.495		4,242	(291)	233
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	0.509		1,987	(47)	194
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	0.733		2,358	(80)	188
BNP Paribas:
Canadian Natural Resources Ltd., 3.450%, 11/15/21	1.000% quarterly	12/20/21	1.151		10,590	51	(546)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	12/20/21	2.393		107,110	6,374	(7,864)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	2.171		2,830	(312)	(663)
Standard Chartered Bank, 5.875%, 09/26/17	1.000% quarterly	12/20/21	1.613	EUR	14,070	401	(845)
Citibank NA:
Beazer Homes USA, Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	0.454		7,120	(333)	324
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	12/20/21	2.212		8,470	437	(1,197)
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	12/20/21	0.916		141,160	(817)	(442)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	1.462		2,770	(247)	(213)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	1.462		3,460	(309)	(277)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	1.462		4,200	(375)	(355)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.523		7,205	(332)	796
Devon Energy Corp., 7.950%, 04/15/32	1.000% quarterly	12/20/21	1.107		7,050	20	(378)
Goldman Sachs International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.307		6,880	(86)	13
Beazer Homes USA, Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	0.454		3,580	(167)	172
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	1.462		6,944	(620)	(161)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	2.171		3,530	(390)	(181)

						4,391	(12,912)

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America NA:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.779%	6,970	699	(1,309)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.779	14,170	1,421	(2,771)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.779	13,370	1,340	(3,973)
CDX.EM.26-V1	1.000% quarterly	12/20/21	2.169	137,090	6,710	(7,931)
CMBX.NA.A.6	2.000% monthly	05/11/63	3.046	7,270	367	117
CMBX.NA.AA.3	0.270% monthly	12/13/49	79.905	14,100	5,467	(7,999)
Citibank NA:
CMBX.NA.A.6	2.000% monthly	05/11/63	3.046	7,000	353	56
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	195.309	6,900	769	(5,855)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	195.309	10,550	1,175	(8,434)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.779	6,600	662	(1,840)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.779	13,380	1,341	(3,404)
Goldman Sachs International:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.578	1,500	22	(278)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.578	8,800	128	(3,000)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.578	12,100	176	(3,595)
CMBX.NA.A.6	2.000% monthly	05/11/63	3.046	7,220	364	128
CMBX.NA.A.6	2.000% monthly	05/11/63	3.046	7,230	365	108
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000% monthly	05/11/63	3.046	7,260	366	112
CMBX.NA.AA.3	0.270% monthly	12/13/49	79.905	7,050	2,734	(4,088)

					24,459	(53,956)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.27-V2	5.000% quarterly	12/20/21	3.161%	28,410	(2,446)	1,167
CDX.NA.IG.25-V1	1.000% quarterly	12/20/20	0.506	177,950	(3,581)	690
CDX.NA.IG.27-V1	1.000% quarterly	12/20/21	0.623	173,360	(3,319)	1,778
iTraxx Europe 26.1	1.000% quarterly	12/20/21	0.729	EUR 175,950	(2,764)	2,493

					(12,110)	6,128

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	73

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	38.243%	3,500	(294)	1,829
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	38.243	3,500	(294)	1,847
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	38.243	3,540	(298)	1,677
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	38.243	3,540	(298)	1,712
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	38.243	7,060	(594)	3,435

					(1,778)	10,500

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	85.977%	14,100	(3,999)	9,830
Citibank NA:
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	2.452	2,620	(387)	3,530
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	2.452	9,280	(1,370)	6,193
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	2.452	9,360	(1,382)	6,080
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	85.977	7,050	(1,999)	4,932

					(9,137)	30,565

[1]

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3]

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e.,make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]

Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Centrally Cleared Interest Rate Swaps
	RATE TYPE (r)
	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
	1.456% semi-annually	3 months LIBOR quarterly	06/21/18	34,400	(48)
	1.541% semi-annually	3 months LIBOR quarterly	12/06/18	33,891	(53)

					(101)

Return Swaps
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America NA:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	36,060	—	(h)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	37,530	1
Citibank NA:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,150	—	(h)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,890	—	(h)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,890	—	(h)
IOS Index 4.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	46,860	9
IOS Index 4.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	46,860	9
Credit Suisse International:
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	21,457	4
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	88,515	17

					40

FOREIGN EXCHANGE CURRENCY OPTIONS WRITTEN

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
RUB Call/USD Put, Vanilla, American Style	RUB 55.000	07/19/17	18,349	(69)

(Premiums received of $86)

OPTIONS WRITTEN

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
Eurodollar, American Style	98.000	05/12/17	2,888	(289)

(Premiums received of $282)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	75

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 1.6%
309	ABFC Trust, Series 2006-OPT2, Class A2, VAR, 0.918%, 10/25/36	264
239	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, VAR, 0.861%, 07/25/36	90
500	American Airlines Pass-Through Trust, Series 2017-1, Class AA, 3.650%, 02/15/29	506
79	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W4, Class A2D, VAR, 1.158%, 02/25/36	56
	Countrywide Asset-Backed Certificates,
126	Series 2006-25, Class 2A3, VAR, 0.948%, 06/25/47	124
273	Series 2007-2, Class 2A3, VAR, 0.918%, 08/25/37	258
492	Series 2007-7, Class 2A3, VAR, 1.008%, 10/25/47	468
176	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB8, Class A1, VAR, 0.911%, 10/25/36	137
111	CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.948%, 09/25/36	46
	CWABS Asset-Backed Certificates Trust,
278	Series 2006-17, Class 2A2, VAR, 0.928%, 03/25/47	260
256	Series 2006-18, Class 2A2, VAR, 0.938%, 03/25/37	248
	CWABS Revolving Home Equity Loan Trust,
27	Series 2004-I, Class A, VAR, 1.060%, 02/15/34	26
28	Series 2004-K, Class 2A, VAR, 1.070%, 02/15/34	25
	CWABS, Inc., Asset-Backed Certificates,
359	Series 2003-5, Class MF1, VAR, 5.325%, 01/25/34	358
10	Series 2004-1, Class 3A, VAR, 1.338%, 04/25/34	8
349	Series 2004-1, Class M1, VAR, 1.528%, 03/25/34	338
54	Series 2004-1, Class M2, VAR, 1.603%, 03/25/34	50
211	First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, VAR, 1.018%, 10/25/36	155
137	Fremont Home Loan Trust, Series 2006-B, Class 2A4, VAR, 1.018%, 08/25/36	59
	GSAMP Trust,
127	Series 2005-WMC1, Class M1, VAR, 1.513%, 09/25/35	120

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

213	Series 2006-FM1, Class A1, VAR, 0.938%, 04/25/36	149
48	Series 2006-FM2, Class A2C, VAR, 0.928%, 09/25/36	22
40	Series 2006-FM2, Class A2D, VAR, 1.018%, 09/25/36	19
247	Series 2006-HE3, Class A2C, VAR, 0.938%, 05/25/46	231
317	Series 2007-HE1, Class A2C, VAR, 0.928%, 03/25/47	287
	Home Equity Mortgage Loan Asset-Backed Trust,
165	Series 2006-C, Class 3A3, VAR, 0.928%, 08/25/36	154
226	Series 2006-D, Class 1A, VAR, 0.918%, 11/25/36	184
223	Series 2007-B, Class 2A3, VAR, 0.978%, 07/25/37	141
72	JP Morgan Mortgage Acquisition Trust, Series 2006-CW2, Class AV4, VAR, 0.928%, 08/25/36	70
	Long Beach Mortgage Loan Trust,
702	Series 2004-1, Class M1, VAR, 1.528%, 02/25/34	679
59	Series 2004-1, Class M2, VAR, 1.603%, 02/25/34	56
	MASTR Asset-Backed Securities Trust,
96	Series 2006-HE4, Class A2, VAR, 0.888%, 11/25/36	46
123	Series 2006-HE4, Class A3, VAR, 0.928%, 11/25/36	59
177	Series 2006-NC3, Class A1, VAR, 0.908%, 10/25/36	107
125	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE7, Class A2B, VAR, 1.771%, 07/25/37	117
	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, VAR, 1.453%, 03/25/35	699
58	Series 2006-2, Class A2B, VAR, 0.938%, 08/25/36	49
	NovaStar Mortgage Funding Trust,
182	Series 2006-4, Class A2C, VAR, 0.928%, 09/25/36	104
19	Series 2006-4, Class A2D, VAR, 1.028%, 09/25/36	11
300	Series 2007-1, Class A1A, VAR, 0.908%, 03/25/37	200
317	Ownit Mortgage Loan Trust, Series 2006-1, Class AV, VAR, 1.008%, 12/25/36	307

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
555	RAMP Trust, Series 2005-EFC6, Class M1, VAR, 1.188%, 11/25/35	551
	RASC Trust,
100	Series 2006-EMX1, Class M1, VAR, 1.188%, 01/25/36	97
201	Series 2007-KS3, Class AI3, VAR, 1.028%, 04/25/37	192
	Securitized Asset-Backed Receivables LLC Trust,
146	Series 2006-NC3, Class A1, VAR, 0.918%, 09/25/36	101
309	Series 2006-NC3, Class A2B, VAR, 0.928%, 09/25/36	160
276	Structured Asset Investment Loan Trust, Series 2006-4, Class A1, VAR, 0.951%, 07/25/36	176
81	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC5, Class A4, VAR, 0.948%, 12/25/36	75
	WaMu Asset-Backed Certificates Trust,
313	Series 2007-HE2, Class 2A4, VAR, 1.138%, 04/25/37	151
359	Series 2007-HE4, Class 1A, VAR, 0.948%, 07/25/47	223

	Total Asset-Backed Securities (Cost $8,772)	9,013

Closed End Funds — 0.3%
44	BlackRock Corporate High Yield Fund, Inc.	486
21	BlackRock Debt Strategies Fund, Inc.	239
14	Blackstone/GSO Strategic Credit Fund	228
8	Eaton Vance Floating-Rate Income Trust	119
9	Eaton Vance Senior Income Trust	63
10	Invesco Dynamic Credit Opportunities Fund	126
15	Nuveen Credit Strategies Income Fund	134
7	Nuveen Floating Rate Income Opportunity Fund	90
10	Prudential Global Short Duration High Yield Fund, Inc.	151

	Total Closed End Funds (Cost $1,445)	1,636

Collateralized Mortgage Obligations — 1.5%
	Alternative Loan Trust,
502	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	495
124	Series 2006-J2, Class A1, VAR, 1.278%, 04/25/36	74
345	Banc of America Alternative Loan Trust, Series 2004-7, Class 3A1, 6.000%, 08/25/34	353
	Banc of America Funding Trust,
109	Series 2014-R7, Class 1A1, VAR, 0.906%, 05/26/36	104

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

69	Series 2014-R7, Class 2A1, VAR, 0.896%, 09/26/36	64
448	Series 2015-R4, Class 5A1, VAR, 0.928%, 10/25/36 (e)	423
	Banc of America Mortgage Trust,
159	Series 2005-A, Class 3A1, VAR, 3.620%, 02/25/35	156
216	Series 2007-3, Class 1A1, 6.000%, 09/25/37	209
29	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, VAR, 1.128%, 05/25/37	21
	Citigroup Mortgage Loan Trust,
74	Series 2014-10, Class 1A1, VAR, 0.891%, 11/25/36 (e)	69
100	Series 2014-10, Class 4A1, VAR, 0.925%, 02/25/37 (e)	92
64	Series 2014-10, Class 5A1, VAR, 0.906%, 06/25/36 (e)	60
275	Series 2014-12, Class 1A4, VAR, 0.881%, 08/25/36 (e)	254
70	Series 2014-12, Class 2A4, VAR, 3.242%, 02/25/37 (e)	67
130	Series 2014-C, Class A, VAR, 3.250%, 02/25/54 (e)	126
	Credit Suisse First Boston Mortgage Securities Corp.,
49	Series 2003-29, Class 7A1, 6.500%, 12/25/33	50
198	Series 2004-5, Class 4A1, 6.000%, 09/25/34	202
	CSMC,
38	Series 2011-12R, Class 3A1, VAR, 2.893%, 07/27/36 (e)	38
36	Series 2014-10R, Class 4A1, VAR, 0.926%, 12/27/36 (e)	35
33	Series 2014-11R, Class 8A1, VAR, 1.118%, 04/27/37 (e)	32
130	Series 2014-11R, Class 9A1, VAR, 0.778%, 10/27/36 (e)	125
11	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 1.278%, 02/25/35	10
	FHLMC REMIC,
54	Series 2980, Class QB, 6.500%, 05/15/35	62
109	Series 4057, Class BS, IF, IO, 5.280%, 09/15/39	15
223	Series 4093, Class SD, IF, IO, 5.930%, 01/15/38	45
151	Series 4099, Class BS, IF, IO, 5.280%, 06/15/39	25
51	Series 4113, Class JS, IF, IO, 5.280%, 07/15/39	8

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	77

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
60		Series 4123, Class SA, IF, IO, 5.430%, 09/15/39	9
		FNMA REMIC,
630		Series 2012-73, Class LS, IF, IO, 5.272%, 06/25/39	87
402		Series 2012-74, Class AS, IF, IO, 5.272%, 03/25/39	37
102		Series 2012-84, Class QS, IF, IO, 5.872%, 09/25/31	18
115		Series 2012-98, Class SA, IF, IO, 5.272%, 05/25/39	18
80		Series 2012-104, Class QS, IF, IO, 5.322%, 03/25/39	14
148		Series 2012-114, Class DS, IF, IO, 5.322%, 08/25/39	22
201		Series 2012-120, Class SE, IF, IO, 5.422%, 02/25/39	35
148		Series 2012-124, Class DS, IF, IO, 5.372%, 04/25/40	24
24		FNMA Trust, Series 2003-W3, Class 2A5, 5.356%, 06/25/42	26
		FNMA, Connecticut Avenue Securities,
230		Series 2015-C04, Class 1M2, VAR, 6.478%, 04/25/28	256
155		Series 2017-C01, Class 1M2, VAR, 4.328%, 07/25/29 (e)	155
65		GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.926%, 04/26/37 (e)	62
198		GSR Mortgage Loan Trust, Series 2006-3F, Class 2A7, 5.750%, 03/25/36	181
		HarborView Mortgage Loan Trust,
10		Series 2004-9, Class 2A, VAR, 3.141%, 12/19/34	9
104		Series 2006-9, Class 2A1A, VAR, 0.989%, 11/19/36	82
391		Impac CMB Trust, Series 2005-1, Class 2A1, VAR, 1.288%, 04/25/35	370
257		JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	250
—	(h)	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.928%, 12/25/36	—	(h)
330		LSTAR Commercial Mortgage Trust, Series 2016-7, Class A1, VAR, 2.680%, 12/01/21 (e)	327
		LSTAR Securities Investment Ltd., (Cayman Islands),
118		Series 2015-6, Class A, VAR, 2.780%, 05/01/20 (e)	117
64		Series 2015-7, Class A, VAR, 2.780%, 07/01/20 (e)	64

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

96	Series 2016-3, Class A, VAR, 2.780%, 09/01/21 (e)	95
199	Series 2016-5, Class A1, VAR, 2.780%, 11/01/21 (e)	197
230	Series 2017-1, Class A, VAR, 2.780%, 01/01/22 (e)	228
292	Series 2017-2, Class A1, VAR, 2.772%, 02/01/22 (e)	288
166	MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	139
74	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.918%, 12/26/36 (e)	70
964	RALI Trust, Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	803
255	RBSSP Resecuritization Trust, Series 2012-6, Class 10A2, VAR, 0.906%, 08/26/36 (e)	228
95	RESI Finance LP, (Cayman Islands), Series 2003-D, Class B3, VAR, 2.072%, 12/10/35 (e)	56
	Residential Asset Securitization Trust,
239	Series 2005-A15, Class 1A7, 6.000%, 02/25/36	228
251	Series 2006-R1, Class A2, VAR, 1.171%, 01/25/46	115
222	RFMSI Trust, Series 2006-S9, Class A1, 6.250%, 09/25/36	203
20	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, VAR, 5.980%, 09/25/37	20
24	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7, Class 1A2, VAR, 1.228%, 09/25/35	18
35	Wells Fargo Mortgage-Backed Securities Trust, Series 2005-16, Class A8, 5.750%, 01/25/36	37

	Total Collateralized Mortgage Obligations (Cost $7,747)	8,102

Commercial Mortgage-Backed Securities — 0.3%
	BAMLL Commercial Mortgage Securities Trust,
200	Series 2014-FL1, Class D, VAR, 4.770%, 12/15/31 (e)	194
330	Series 2014-FL1, Class E, VAR, 6.270%, 12/15/31 (e)	311
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, VAR, 4.270%, 11/15/31 (e)	100
143	Series 2014-FL2, Class COL2, VAR, 5.270%, 11/15/31 (e)	142
	Commercial Mortgage Trust,
130	Series 2014-FL5, Class KH1, VAR, 4.420%, 08/15/31 (e)	114

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
100	Series 2014-FL5, Class KH2, VAR, 5.270%, 08/15/31 (e)	76
430	Series 2015-CR23, Class CMD, VAR, 3.685%, 05/10/48 (e)	407
	Velocity Commercial Capital Loan Trust,
131	Series 2015-1, Class M3, VAR, 7.050%, 06/25/45 (e)	125
104	Series 2016-1, Class M3, VAR, 6.807%, 04/25/46 (e)	106
100	Series 2016-2, Class M3, VAR, 5.498%, 10/25/46	98

	Total Commercial Mortgage-Backed Securities (Cost $1,664)	1,673

Convertible Bonds — 0.1%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
534	Chesapeake Energy Corp., 5.500%, 09/15/26 (e)	525
33	Ensco Jersey Finance Ltd., 3.000%, 01/31/24 (e)	34
117	Oasis Petroleum, Inc., 2.625%, 09/15/23	158

	Total Energy	717

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
67	Clearwire Communications LLC, 8.250%, 12/01/40 (e)	70

	Total Convertible Bonds (Cost $773)	787

Corporate Bonds — 58.0%
	Consumer Discretionary — 8.9%
	Auto Components — 0.4%
	American Axle & Manufacturing, Inc.,
430	6.250%, 03/15/21	443
10	6.625%, 10/15/22	10
17	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	17
	Dana, Inc.,
10	5.375%, 09/15/21	10
415	5.500%, 12/15/24	434
500	6.000%, 09/15/23	527
850	DPH Holdings Corp., 7.125%, 05/01/29 (d)	38
	Goodyear Tire & Rubber Co. (The),
13	5.000%, 05/31/26	13
15	5.125%, 11/15/23	16
9	Icahn Enterprises LP, 6.000%, 08/01/20	9
600	Schaeffler Finance BV, (Germany), 4.750%, 05/15/23 (e)	619

		2,136

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Automobiles — 0.8%
	Daimler Finance North America LLC, (Germany),
750	2.200%, 10/30/21 (e)	736
750	2.250%, 03/02/20 (e)	750
500	Fiat Chrysler Automobiles NV, (United Kingdom), 5.250%, 04/15/23	518
1,000	General Motors Co., 4.875%, 10/02/23	1,072
	Nissan Motor Acceptance Corp., (Japan),
750	1.900%, 09/14/21 (e)	725
750	2.125%, 03/03/20 (e)	746

		4,547

	Diversified Consumer Services — 0.1%
8	Laureate Education, Inc., 9.250%, 09/01/19 (e)	9
310	Service Corp. International, 7.500%, 04/01/27	367
15	Sotheby’s, 5.250%, 10/01/22 (e)	15

		391

	Hotels, Restaurants & Leisure — 1.3%
500	1011778 BC ULC, (Canada), 6.000%, 04/01/22 (e)	522
	Caesars Entertainment Operating Co., Inc.,
369	8.500%, 02/15/20 (d)	413
330	11.250%, 06/01/17 (d)	362
161	Caesars Growth Properties Holdings LLC, 9.375%, 05/01/22	174
405	Darden Restaurants, Inc., 6.800%, 10/15/37	483
750	International Game Technology plc, 6.250%, 02/15/22 (e)	810
5	Interval Acquisition Corp., 5.625%, 04/15/23	5
7	KFC Holding Co., 5.000%, 06/01/24 (e)	7
1,000	Marriott International, Inc., 2.300%, 01/15/22	976
	McDonald’s Corp.,
500	3.375%, 05/26/25	507
300	4.600%, 05/26/45	311
	MGM Resorts International,
1,245	6.000%, 03/15/23	1,357
250	7.750%, 03/15/22	292
	Sabre GLBL, Inc.,
10	5.250%, 11/15/23 (e)	10
300	5.375%, 04/15/23 (e)	305
5	Scientific Games International, Inc., 10.000%, 12/01/22	5
500	Starbucks Corp., 2.700%, 06/15/22	508
500	Wynn Las Vegas LLC, 5.500%, 03/01/25 (e)	508

		7,555

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	79

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Household Durables — 0.4%
16	American Greetings Corp., 7.875%, 02/15/25 (e)	17
500	Newell Brands, Inc., 2.875%, 12/01/19	509
610	Tempur Sealy International, Inc., 5.625%, 10/15/23	616
1,000	Whirlpool Corp., 1.650%, 11/01/17	1,002

		2,144

	Internet & Direct Marketing Retail — 0.5%
125	Acosta, Inc., 7.750%, 10/01/22 (e)	110
	Amazon.com, Inc.,
500	3.800%, 12/05/24	530
400	4.950%, 12/05/44	465
500	Expedia, Inc., 4.500%, 08/15/24	522
500	Priceline Group, Inc. (The), 3.650%, 03/15/25	504
500	QVC, Inc., 4.450%, 02/15/25	493

		2,624

	Leisure Products — 0.2%
500	Hasbro, Inc., 3.150%, 05/15/21	508
500	Mattel, Inc., 3.150%, 03/15/23	494

		1,002

	Media — 4.3%
525	21st Century Fox America, Inc., 6.400%, 12/15/35	642
600	Altice Luxembourg SA, (Luxembourg), 7.750%, 05/15/22 (e)	638
200	AMC Entertainment Holdings, Inc., 5.750%, 06/15/25	207
51	AMC Networks, Inc., 5.000%, 04/01/24	52
	CBS Corp.,
500	2.900%, 01/15/27	466
500	3.700%, 08/15/24	508
350	4.600%, 01/15/45	347
12	CBS Radio, Inc., 7.250%, 11/01/24 (e)	13
1,000	Charter Communications Operating LLC, 4.464%, 07/23/22	1,051
15	Cinemark USA, Inc., 5.125%, 12/15/22	16
	Clear Channel Worldwide Holdings, Inc.,
94	Series A, 6.500%, 11/15/22	95
1,583	Series B, 6.500%, 11/15/22	1,639
912	Series B, 7.625%, 03/15/20	919
	Comcast Corp.,
1,000	1.625%, 01/15/22	960
500	3.375%, 02/15/25	504
400	4.400%, 08/15/35	417

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
250	4.500%, 01/15/43	256
350	6.950%, 08/15/37	474
500	Cox Communications, Inc., 3.850%, 02/01/25 (e)	497
	CSC Holdings LLC,
175	6.750%, 11/15/21	192
200	10.125%, 01/15/23 (e)	232
600	10.875%, 10/15/25 (e)	723
500	Discovery Communications LLC, 3.450%, 03/15/25	478
	DISH DBS Corp.,
10	4.250%, 04/01/18	10
735	5.000%, 03/15/23	755
60	5.875%, 07/15/22	64
1,700	5.875%, 11/15/24	1,815
5	iHeartCommunications, Inc., 9.000%, 12/15/19	4
138	LIN Television Corp., 5.875%, 11/15/22	143
1,065	NBCUniversal Media LLC, 4.375%, 04/01/21	1,149
	Nexstar Broadcasting, Inc.,
45	5.625%, 08/01/24 (e)	46
400	6.125%, 02/15/22 (e)	419
510	Nielsen Finance LLC, 5.000%, 04/15/22 (e)	524
300	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	320
	Scripps Networks Interactive, Inc.,
250	2.750%, 11/15/19	253
500	3.500%, 06/15/22	510
	Sinclair Television Group, Inc.,
12	5.875%, 03/15/26 (e)	13
500	6.125%, 10/01/22	523
	Sirius XM Radio, Inc.,
500	5.375%, 04/15/25 (e)	511
400	5.750%, 08/01/21 (e)	417
495	6.000%, 07/15/24 (e)	527
	Time Warner, Inc.,
500	3.600%, 07/15/25	495
500	3.800%, 02/15/27	495
330	5.350%, 12/15/43	345
	Viacom, Inc.,
750	3.450%, 10/04/26	718
1,250	4.250%, 09/01/23	1,290
550	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	586
	Walt Disney Co. (The),
500	1.850%, 07/30/26	452
500	4.125%, 06/01/44	519

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
263	Ziggo Secured Finance BV, (Netherlands), 5.500%, 01/15/27 (e)	266

		24,495

	Multiline Retail — 0.3%
	Neiman Marcus Group Ltd. LLC,
8	8.000%, 10/15/21 (e)	5
500	8.750% (cash), 10/15/21 (e) (v)	288
	Target Corp.,
500	2.300%, 06/26/19	507
750	2.500%, 04/15/26	707

		1,507

	Specialty Retail — 0.5%
550	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	253
41	CST Brands, Inc., 5.000%, 05/01/23	43
	Home Depot, Inc. (The),
500	2.000%, 06/15/19	504
500	2.625%, 06/01/22	505
500	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	514
10	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	10
510	PetSmart, Inc., 7.125%, 03/15/23 (e)	500
250	Radio Systems Corp., 8.375%, 11/01/19 (e)	260
31	Sally Holdings LLC, 5.625%, 12/01/25	32
500	Tiffany & Co., 3.800%, 10/01/24	499

		3,120

	Textiles, Apparel & Luxury Goods — 0.1%
300	NIKE, Inc., 3.875%, 11/01/45	296
500	Under Armour, Inc., 3.250%, 06/15/26	450

		746

	Total Consumer Discretionary	50,267

	Consumer Staples — 4.2%
	Beverages — 1.0%
1,000	Anheuser-Busch InBev Finance, Inc., (Belgium), 4.700%, 02/01/36	1,076
	Anheuser-Busch InBev Worldwide, Inc., (Belgium),
500	2.500%, 07/15/22	495
700	6.875%, 11/15/19	789
500	Coca-Cola Co. (The), 2.550%, 06/01/26	482
500	Constellation Brands, Inc., 3.700%, 12/06/26	500
	Dr Pepper Snapple Group, Inc.,
750	2.550%, 09/15/26	703
500	3.400%, 11/15/25	502
	PepsiCo, Inc.,
250	2.250%, 01/07/19	254

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Beverages — continued
500	3.600%, 03/01/24	528
446	4.250%, 10/22/44	469

		5,798

	Food & Staples Retailing — 1.1%
1,000	CVS Health Corp., 2.800%, 07/20/20	1,016
914	CVS Pass-Through Trust, 7.507%, 01/10/32 (e)	1,140
39	Fresh Market, Inc. (The), 9.750%, 05/01/23 (e)	33
405	Koninklijke Ahold Delhaize NV, (Netherlands), 5.700%, 10/01/40	461
	Kroger Co. (The),
750	2.650%, 10/15/26	698
750	2.950%, 11/01/21	754
100	New Albertsons, Inc., 8.000%, 05/01/31	99
	Walgreens Boots Alliance, Inc.,
500	3.800%, 11/18/24	511
350	4.650%, 06/01/46	357
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	881

		5,950

	Food Products — 1.6%
153	AdvancePierre Foods Holdings, Inc., 5.500%, 12/15/24 (e)	156
226	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	225
10	Dean Foods Co., 6.500%, 03/15/23 (e)	11
	General Mills, Inc.,
750	2.200%, 10/21/19	756
500	3.200%, 02/10/27	495
495	Grupo Bimbo SAB de CV, (Mexico), 4.875%, 06/30/20 (e)	528
350	Hershey Co. (The), 3.375%, 08/15/46	319
30	JBS USA LUX SA, (Brazil), 5.875%, 07/15/24 (e)	31
300	JM Smucker Co. (The), 4.375%, 03/15/45	304
500	Kellogg Co., 2.650%, 12/01/23	489
1,500	Kraft Heinz Foods Co., 2.800%, 07/02/20	1,516
20	Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (e)	20
	Mondelez International Holdings Netherlands BV,
1,250	1.625%, 10/28/19 (e)	1,232
750	2.000%, 10/28/21 (e)	721
11	Pinnacle Foods Finance LLC, 5.875%, 01/15/24	12
	Post Holdings, Inc.,
105	5.000%, 08/15/26 (e)	101
10	6.000%, 12/15/22 (e)	11
315	6.750%, 12/01/21 (e)	337
158	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	166

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	81

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food Products — continued
1,000	Smithfield Foods, Inc., 3.350%, 02/01/22 (e)	1,008
10	TreeHouse Foods, Inc., 4.875%, 03/15/22	10
250	Tyson Foods, Inc., 3.950%, 08/15/24	256

		8,704

	Household Products — 0.1%
10	Central Garden & Pet Co., 6.125%, 11/15/23	10
	HRG Group, Inc.,
168	7.750%, 01/15/22	178
336	7.875%, 07/15/19	349

		537

	Personal Products — 0.0% (g)
91	Avon International Operations, Inc., 7.875%, 08/15/22 (e)	97
66	Avon Products, Inc., 7.000%, 03/15/23	62

		159

	Tobacco — 0.4%
	Altria Group, Inc.,
500	2.625%, 01/14/20	507
750	2.625%, 09/16/26	714
	Philip Morris International, Inc.,
400	4.250%, 11/10/44	401
725	5.650%, 05/16/18	761

		2,383

	Total Consumer Staples	23,531

	Energy — 4.8%
	Energy Equipment & Services — 0.1%
250	Halliburton Co., 3.500%, 08/01/23	256
186	McDermott International, Inc., 8.000%, 05/01/21 (e)	192
67	Western Refining Logistics LP, 7.500%, 02/15/23	73

		521

	Oil, Gas & Consumable Fuels — 4.7%
50	Alta Mesa Holdings LP, 7.875%, 12/15/24 (e)	53
500	Anadarko Petroleum Corp., 3.450%, 07/15/24	496
15	Antero Resources Corp., 5.125%, 12/01/22	15
	Bonanza Creek Energy, Inc.,
240	5.750%, 02/01/23	218
27	6.750%, 04/15/21	24
	BP Capital Markets plc, (United Kingdom),
1,000	1.674%, 02/13/18	1,002
750	2.521%, 01/15/20	758
300	2.750%, 05/10/23	295

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
500	3.588%, 04/14/27	504
500	3.814%, 02/10/24	519
44	BreitBurn Energy Partners LP, 7.875%, 04/15/22 (d)	31
12	California Resources Corp., 8.000%, 12/15/22 (e)	10
118	Callon Petroleum Co., 6.125%, 10/01/24 (e)	123
500	Canadian Natural Resources Ltd., (Canada), 1.750%, 01/15/18	500
10	Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	10
	Chaparral Energy, Inc.,
162	7.625%, 11/15/22 (d)	165
147	9.875%, 10/01/20 (d)	148
	Chesapeake Energy Corp.,
235	6.625%, 08/15/20	234
128	6.875%, 11/15/20	127
339	8.000%, 12/15/22 (e)	358
99	8.000%, 01/15/25 (e)	98
500	Chevron Corp., 2.411%, 03/03/22	498
1,000	CNOOC Finance 2015 USA LLC, (China), 3.500%, 05/05/25	993
475	ConocoPhillips, 6.500%, 02/01/39	598
500	ConocoPhillips Co., 2.875%, 11/15/21	505
88	Crestwood Midstream Partners LP, 6.000%, 12/15/20	91
224	CrownRock LP, 7.125%, 04/15/21 (e)	233
850	DCP Midstream LLC, 9.750%, 03/15/19 (e)	958
300	Denbury Resources, Inc., 4.625%, 07/15/23	234
16	Diamondback Energy, Inc., 5.375%, 05/31/25 (e)	17
500	El Paso Natural Gas Co. LLC, 5.950%, 04/15/17	503
	Endeavor Energy Resources LP,
402	7.000%, 08/15/21 (e)	418
276	8.125%, 09/15/23 (e)	300
137	Energen Corp., 4.625%, 09/01/21	137
300	Energy Transfer Partners LP, 5.150%, 03/15/45	293
385	Enterprise Products Operating LLC, 7.550%, 04/15/38	513
	EP Energy LLC,
178	8.000%, 11/29/24 (e)	189
209	8.000%, 02/15/25 (e)	204
950	9.375%, 05/01/20	928
300	Exxon Mobil Corp., 3.567%, 03/06/45	286
309	Great Western Petroleum LLC, 9.000%, 09/30/21 (e)	326
160	Gulfport Energy Corp., 6.000%, 10/15/24 (e)	159

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
161	Halcon Resources Corp., 6.750%, 02/15/25 (e)	159
	Hilcorp Energy I LP,
15	5.000%, 12/01/24 (e)	15
85	5.750%, 10/01/25 (e)	84
350	Kinder Morgan Energy Partners LP, 2.650%, 02/01/19	354
15	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	16
	Kinder Morgan, Inc.,
15	2.000%, 12/01/17	15
135	3.050%, 12/01/19	137
500	4.300%, 06/01/25	514
300	5.050%, 02/15/46	299
52	7.000%, 06/15/17	53
1,000	Marathon Petroleum Corp., 3.625%, 09/15/24	994
31	Martin Midstream Partners LP, 7.250%, 02/15/21	32
24	Matador Resources Co., 6.875%, 04/15/23	25
	MEG Energy Corp., (Canada),
300	6.375%, 01/30/23 (e)	266
510	7.000%, 03/31/24 (e)	459
	Memorial Production Partners LP,
200	6.875%, 08/01/22 (d)	82
105	7.625%, 05/01/21 (d)	43
5	NGL Energy Partners LP, 5.125%, 07/15/19	5
161	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	167
12	Northern Oil and Gas, Inc., 8.000%, 06/01/20	10
	Parsley Energy LLC,
197	5.375%, 01/15/25 (e)	200
110	6.250%, 06/01/24 (e)	116
	Petroleos Mexicanos, (Mexico),
500	5.375%, 03/13/22 (e)	522
1,000	6.500%, 03/13/27 (e)	1,059
250	Phillips 66, 4.650%, 11/15/34	259
	Phillips 66 Partners LP,
500	3.605%, 02/15/25	495
300	4.900%, 10/01/46	295
500	Reliance Industries Ltd., (India), 4.125%, 01/28/25 (e)	509
76	RSP Permian, Inc., 6.625%, 10/01/22	80
368	Samson Investment Co., 9.750%, 02/15/20 (d)	27
367	Sanchez Energy Corp., 6.125%, 01/15/23	352
124	Seven Generations Energy Ltd., (Canada), 6.875%, 06/30/23 (e)	131
43	Southwestern Energy Co., 7.500%, 02/01/18	45

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
500	Sunoco Logistics Partners Operations LP, 4.250%, 04/01/24	510
104	Sunoco LP, 6.250%, 04/15/21	106
	Tesoro Logistics LP,
17	5.250%, 01/15/25	18
750	6.125%, 10/15/21	783
345	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	432
750	Valero Energy Corp., 3.400%, 09/15/26	725
500	Western Gas Partners LP, 2.600%, 08/15/18	502
91	Whiting Petroleum Corp., 5.000%, 03/15/19	92
	Williams Cos., Inc. (The),
500	5.750%, 06/24/44	505
20	7.875%, 09/01/21	23
130	8.750%, 03/15/32	167
500	Williams Partners LP, 4.000%, 09/15/25	506
10	WPX Energy, Inc., 7.500%, 08/01/20	11

		26,270

	Total Energy	26,791

	Financials — 15.3%
	Banks — 5.2%
	Bank of America Corp.,
750	4.000%, 01/22/25	758
750	4.200%, 08/26/24	774
740	5.650%, 05/01/18	772
250	VAR, 4.443%, 01/20/48	254
800	Series K, VAR, 8.000%, 01/30/18 (x) (y)	828
500	Series L, 2.250%, 04/21/20	500
500	Series L, 3.950%, 04/21/25	502
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,500	1.700%, 03/05/18 (e)	1,500
1,255	2.350%, 09/08/19 (e)	1,259
	Barclays plc, (United Kingdom),
1,500	2.750%, 11/08/19	1,512
750	3.650%, 03/16/25	731
1,000	BNP Paribas SA, (France), 2.375%, 05/21/20	1,000
25	CIT Group, Inc., 5.000%, 05/15/18 (e)	25
	Citigroup, Inc.,
2,000	1.800%, 02/05/18	2,006
500	2.400%, 02/18/20	502
1,000	2.900%, 12/08/21	1,003
750	3.200%, 10/21/26	721
500	3.875%, 03/26/25	498
320	6.625%, 06/15/32	393
500	VAR, 3.887%, 01/10/28	505

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	83

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
	HSBC Holdings plc, (United Kingdom),
1,000	2.650%, 01/05/22	986
750	3.600%, 05/25/23	763
400	4.250%, 03/14/24	407
1,000	Mizuho Bank Ltd., (Japan), 2.400%, 03/26/20 (e)	997
	Mizuho Financial Group, Inc., (Japan),
750	2.839%, 09/13/26	711
750	2.953%, 02/28/22	750
1,000	Royal Bank of Scotland Group plc, (United Kingdom), 3.875%, 09/12/23	987
1,000	Santander Holdings USA, Inc., 2.650%, 04/17/20	997
750	Santander UK plc, (United Kingdom), 2.375%, 03/16/20	750
2,000	Sumitomo Mitsui Trust Bank Ltd., (Japan), 2.050%, 03/06/19 (e)	1,999
750	SunTrust Banks, Inc., 2.700%, 01/27/22	750
	Wells Fargo & Co.,
500	3.000%, 02/19/25	489
1,000	3.069%, 01/24/23	1,004
300	3.900%, 05/01/45	290
1,500	Series N, 2.150%, 01/30/20	1,502

		29,425

	Capital Markets — 4.2%
500	Ameriprise Financial, Inc., 2.875%, 09/15/26	481
500	Bank of New York Mellon Corp. (The), Series G, 2.200%, 05/15/19	505
300	Blackstone Holdings Finance Co. LLC, 4.450%, 07/15/45 (e)	287
1,000	CBOE Holdings, Inc., 3.650%, 01/12/27	1,011
500	CME Group, Inc., 3.000%, 03/15/25	502
	Credit Suisse AG, (Switzerland),
700	3.000%, 10/29/21	707
1,000	3.625%, 09/09/24	1,016
300	Credit Suisse USA, Inc., (Switzerland), 7.125%, 07/15/32	409
	Deutsche Bank AG, (Germany),
3,300	1.875%, 02/13/18	3,299
500	3.375%, 05/12/21	503
	Goldman Sachs Group, Inc. (The),
1,000	2.300%, 12/13/19	1,002
750	2.750%, 09/15/20	756
1,000	3.850%, 07/08/24	1,028
1,000	3.850%, 01/26/27	1,010
500	4.250%, 10/21/25	513

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Capital Markets — continued
300	5.150%, 05/22/45	320
890	5.950%, 01/18/18	924
1,530	6.150%, 04/01/18	1,603
180	6.450%, 05/01/36	218
400	Lazard Group LLC, 3.750%, 02/13/25	399
3,795	Lehman Brothers Holdings Capital Trust VII, 5.857%, 11/30/56 (d) (x) (y)	—	(h)
	Lehman Brothers Holdings, Inc.,
850	0.000%, 05/25/49 (d)	56
1,350	0.000%, 12/30/16 (d)	87
	Macquarie Bank Ltd., (Australia),
1,000	1.600%, 10/27/17 (e)	1,000
500	2.600%, 06/24/19 (e)	505
500	Moody’s Corp., 2.750%, 07/15/19	507
	Morgan Stanley,
500	2.375%, 07/23/19	503
1,000	3.700%, 10/23/24	1,021
500	3.950%, 04/23/27	498
500	4.000%, 07/23/25	518
395	5.500%, 01/26/20	430
560	6.625%, 04/01/18	589
300	Neuberger Berman Group LLC, 4.875%, 04/15/45 (e)	247
500	TD Ameritrade Holding Corp., 2.950%, 04/01/22	506
500	Thomson Reuters Corp., 3.850%, 09/29/24	513

		23,473

	Consumer Finance — 4.2%
	Ally Financial, Inc.,
70	3.250%, 09/29/17	71
50	3.250%, 11/05/18	51
500	4.125%, 03/30/20	517
130	4.250%, 04/15/21	134
395	4.625%, 03/30/25	404
40	4.750%, 09/10/18	41
82	6.250%, 12/01/17	85
85	8.000%, 11/01/31	104
	American Express Credit Corp.,
1,000	1.700%, 10/30/19	993
1,000	1.875%, 11/05/18	1,003
1,000	2.250%, 08/15/19	1,008
750	2.375%, 05/26/20	753
	American Honda Finance Corp.,
825	1.600%, 02/16/18 (e)	827
1,000	2.000%, 02/14/20	1,001
500	Capital One Financial Corp., 3.750%, 07/28/26	489

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Finance — continued
	Caterpillar Financial Services Corp.,
500	2.000%, 03/05/20	498
500	2.850%, 06/01/22	504
	Discover Financial Services,
1,000	3.950%, 11/06/24	1,006
500	4.100%, 02/09/27	504
	Ford Motor Credit Co. LLC,
750	1.897%, 08/12/19	743
500	2.240%, 06/15/18	502
1,000	2.597%, 11/04/19	1,011
750	3.219%, 01/09/22	754
500	3.810%, 01/09/24	504
500	4.375%, 08/06/23	524
	General Motors Financial Co., Inc.,
1,000	2.400%, 04/10/18	1,006
1,250	3.150%, 01/15/20	1,274
750	Harley-Davidson Financial Services, Inc., 2.150%, 02/26/20 (e)	746
719	HSBC Finance Corp., 6.676%, 01/15/21	814
	HSBC USA, Inc.,
1,500	2.350%, 03/05/20	1,499
500	2.375%, 11/13/19	503
500	Hyundai Capital Services, Inc., (South Korea), 3.000%, 03/06/22 (e)	498
	John Deere Capital Corp.,
500	2.050%, 03/10/20	499
500	3.350%, 06/12/24	514
100	Springleaf Finance Corp., 6.500%, 09/15/17	102
	Synchrony Financial,
1,000	2.700%, 02/03/20	1,005
500	4.250%, 08/15/24	518
500	Toyota Motor Credit Corp., 2.750%, 05/17/21	508

		23,517

	Diversified Financial Services — 0.3%
400	Berkshire Hathaway, Inc., 3.750%, 08/15/21	424
592	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	634
750	Shell International Finance BV, (Netherlands), 3.250%, 05/11/25	757

		1,815

	Insurance — 1.4%
	Aflac, Inc.,
500	3.250%, 03/17/25	500
400	3.625%, 06/15/23	417
500	Allstate Corp. (The), 3.280%, 12/15/26	502

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Insurance — continued
	American International Group, Inc.,
500	3.875%, 01/15/35	467
500	4.125%, 02/15/24	520
250	4.500%, 07/16/44	245
275	Aon plc, 4.250%, 12/12/42	258
500	Chubb INA Holdings, Inc., 3.150%, 03/15/25	504
	Lincoln National Corp.,
250	4.000%, 09/01/23	260
300	7.000%, 06/15/40	391
	MetLife, Inc.,
500	3.600%, 04/10/24	519
300	4.050%, 03/01/45	293
750	New York Life Global Funding, 1.950%, 02/11/20 (e)	746
500	Prudential Financial, Inc., 3.500%, 05/15/24	514
1,000	TIAA Asset Management Finance Co. LLC, 4.125%, 11/01/24 (e)	1,030
500	XLIT Ltd., (Ireland), 4.450%, 03/31/25	506

		7,672

	Total Financials	85,902

	Health Care — 5.4%
	Biotechnology — 0.4%
500	AbbVie, Inc., 4.300%, 05/14/36	488
500	Amgen, Inc., 4.400%, 05/01/45	491
	Celgene Corp.,
400	2.250%, 05/15/19	402
500	2.875%, 08/15/20	507
500	Gilead Sciences, Inc., 3.500%, 02/01/25	506

		2,394

	Health Care Equipment & Supplies — 0.5%
	Abbott Laboratories,
500	2.950%, 03/15/25	478
500	3.400%, 11/30/23	502
250	Boston Scientific Corp., 4.125%, 10/01/23	262
515	DJO Finco, Inc., 8.125%, 06/15/21 (e)	456
255	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	266
500	Medtronic, Inc., 2.500%, 03/15/20	507

		2,471

	Health Care Providers & Services — 2.5%
	Acadia Healthcare Co., Inc.,
5	5.125%, 07/01/22	5
80	5.625%, 02/15/23	83
	Aetna, Inc.,
500	3.500%, 11/15/24	513
350	4.375%, 06/15/46	354

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	85

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
300	AmerisourceBergen Corp., 4.250%, 03/01/45	298
49	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	50
750	Cardinal Health, Inc., 1.950%, 06/15/18	753
32	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	31
500	DaVita, Inc., 5.000%, 05/01/25	503
750	Express Scripts Holding Co., 2.250%, 06/15/19	753
	HCA, Inc.,
20	5.250%, 04/15/25	21
1,905	5.375%, 02/01/25	1,993
1,300	7.500%, 02/15/22	1,500
	HealthSouth Corp.,
410	5.750%, 11/01/24	418
5	5.750%, 09/15/25	5
800	Kindred Healthcare, Inc., 8.750%, 01/15/23	777
500	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	503
	LifePoint Health, Inc.,
13	5.375%, 05/01/24 (e)	13
81	5.500%, 12/01/21	85
121	Molina Healthcare, Inc., 5.375%, 11/15/22	125
	Quest Diagnostics, Inc.,
1,000	2.700%, 04/01/19	1,013
500	3.500%, 03/30/25	500
82	Team Health Holdings, Inc., 6.375%, 02/01/25 (e)	81
	Tenet Healthcare Corp.,
250	4.500%, 04/01/21	253
825	6.750%, 02/01/20	840
50	8.000%, 08/01/20	51
1,415	8.125%, 04/01/22	1,486
	UnitedHealth Group, Inc.,
250	4.625%, 07/15/35	277
500	4.750%, 07/15/45	563
55	WellCare Health Plans, Inc., 5.750%, 11/15/20	57

		13,904

	Life Sciences Tools & Services — 0.1%
750	Agilent Technologies, Inc., 3.050%, 09/22/26	728

	Pharmaceuticals — 1.9%
300	Actavis Funding SCS, 4.750%, 03/15/45	305
	Concordia International Corp., (Canada),
155	7.000%, 04/15/23 (e)	60
100	9.000%, 04/01/22 (e)	88
300	Eli Lilly & Co., 3.700%, 03/01/45	292
200	Endo Ltd., 6.000%, 07/15/23 (e)	184

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Pharmaceuticals — continued
750	GlaxoSmithKline Capital, Inc., (United Kingdom), 2.800%, 03/18/23	753
	Merck & Co., Inc.,
500	2.750%, 02/10/25	496
400	4.150%, 05/18/43	413
1,000	Mylan NV, 3.150%, 06/15/21	1,000
826	Pfizer, Inc., 3.000%, 06/15/23	848
1,000	Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/21	980
	Teva Pharmaceutical Finance Netherlands III BV, (Israel),
1,300	1.700%, 07/19/19	1,279
500	4.100%, 10/01/46	432
	Valeant Pharmaceuticals International, Inc.,
502	5.375%, 03/15/20 (e)	450
500	5.875%, 05/15/23 (e)	402
15	6.750%, 08/15/18 (e)	15
1,125	7.250%, 07/15/22 (e)	1,012
1,175	7.500%, 07/15/21 (e)	1,079
750	Zoetis, Inc., 3.450%, 11/13/20	773

		10,861

	Total Health Care	30,358

	Industrials — 3.6%
	Aerospace & Defense — 0.8%
5	Arconic, Inc., 5.125%, 10/01/24	5
	Boeing Co. (The),
1,000	2.350%, 10/30/21	1,005
250	3.500%, 03/01/45	232
13	Bombardier, Inc., (Canada), 8.750%, 12/01/21 (e)	14
10	Huntington Ingalls Industries, Inc., 5.000%, 11/15/25 (e)	11
450	KLX, Inc., 5.875%, 12/01/22 (e)	474
300	Lockheed Martin Corp., 3.800%, 03/01/45	287
	Northrop Grumman Corp.,
1,000	3.250%, 08/01/23	1,025
250	3.850%, 04/15/45	241
	TransDigm, Inc.,
10	6.000%, 07/15/22	10
550	6.500%, 05/15/25	563
82	Triumph Group, Inc., 4.875%, 04/01/21	78
300	United Technologies Corp., 4.150%, 05/15/45	306

		4,251

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Air Freight & Logistics — 0.2%
410	Air Medical Group Holdings, Inc., 6.375%, 05/15/23 (e)	399
500	FedEx Corp., 4.100%, 02/01/45	476

		875

	Airlines — 0.2%
253	Allegiant Travel Co., 5.500%, 07/15/19	261
	Southwest Airlines Co.,
500	2.750%, 11/06/19	508
500	3.000%, 11/15/26	476

		1,245

	Building Products — 0.1%
13	Griffon Corp., 5.250%, 03/01/22	13
350	Johnson Controls International plc, 4.500%, 02/15/47	361
50	Summit Materials LLC, 6.125%, 07/15/23	52

		426

	Commercial Services & Supplies — 0.2%
350	ADT Corp. (The), 3.500%, 07/15/22	332
3	APX Group, Inc., 6.375%, 12/01/19	3
13	Clean Harbors, Inc., 5.125%, 06/01/21	13
	Herc Rentals, Inc.,
130	7.500%, 06/01/22 (e)	140
135	7.750%, 06/01/24 (e)	149
16	Park Aerospace Holdings Ltd., (Ireland), 5.250%, 08/15/22 (e)	17
500	Waste Management, Inc., 3.125%, 03/01/25	504

		1,158

	Electrical Equipment — 0.1%
500	General Cable Corp., 5.750%, 10/01/22	490
16	Novelis Corp., 5.875%, 09/30/26 (e)	17
116	Optimas OE Solutions Holding LLC, 8.625%, 06/01/21 (e)	107

		614

	Industrial Conglomerates — 0.2%
162	CTP Transportation Products LLC, 8.250%, 12/15/19 (e)	153
185	General Electric Co., 5.875%, 01/14/38	237
	Honeywell International, Inc.,
500	1.850%, 11/01/21	490
400	2.500%, 11/01/26	382

		1,262

	Machinery — 0.5%
500	CNH Industrial Capital LLC, 4.875%, 04/01/21	524

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Machinery — continued
500	Snap-on, Inc., 3.250%, 03/01/27	507
1,500	Stanley Black & Decker, Inc., 2.451%, 11/17/18	1,517
16	Terex Corp., 5.625%, 02/01/25 (e)	16

		2,564

	Professional Services — 0.0% (g)
267	CEB, Inc., 5.625%, 06/15/23 (e)	287
8	Corporate Risk Holdings LLC, 9.500%, 07/01/19 (e)	8

		295

	Road & Rail — 0.9%
400	Ashtead Capital, Inc., (United Kingdom), 6.500%, 07/15/22 (e)	418
	Avis Budget Car Rental LLC,
550	5.500%, 04/01/23	550
200	6.375%, 04/01/24 (e)	203
500	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40	617
750	CSX Corp., 3.400%, 08/01/24	763
	Hertz Corp. (The),
960	6.250%, 10/15/22	923
550	7.375%, 01/15/21	551
135	Jack Cooper Holdings Corp., 9.250%, 06/01/20	51
500	Penske Truck Leasing Co. LP, 3.375%, 02/01/22 (e)	509
500	Ryder System, Inc., 2.650%, 03/02/20	506
250	Union Pacific Corp., 3.375%, 02/01/35	244

		5,335

	Trading Companies & Distributors — 0.4%
250	H&E Equipment Services, Inc., 7.000%, 09/01/22	263
560	HD Supply, Inc., 5.250%, 12/15/21 (e)	591
	International Lease Finance Corp.,
20	5.875%, 08/15/22	22
750	6.250%, 05/15/19	814
	United Rentals North America, Inc.,
10	5.750%, 11/15/24	11
500	6.125%, 06/15/23	525
208	7.625%, 04/15/22	217
46	Univar USA, Inc., 6.750%, 07/15/23 (e)	48

		2,491

	Total Industrials	20,516

	Information Technology — 4.8%
	Communications Equipment — 0.6%
80	Avaya, Inc., 7.000%, 04/01/19 (d) (e)	64

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	87

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Communications Equipment — continued
	Cisco Systems, Inc.,
1,000	2.200%, 09/20/23	968
300	5.500%, 01/15/40	371
250	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	268
1,500	CommScope, Inc., 5.500%, 06/15/24 (e)	1,571

		3,242

	Electronic Equipment, Instruments & Components — 0.2%
500	Arrow Electronics, Inc., 4.000%, 04/01/25	503
7	Belden, Inc., 5.500%, 09/01/22 (e)	7
750	Zebra Technologies Corp., 7.250%, 10/15/22	812

		1,322

	Internet Software & Services — 0.4%
1,000	Alibaba Group Holding Ltd., (China), 2.500%, 11/28/19	1,006
	Alphabet, Inc.,
500	1.998%, 08/15/26	465
400	3.375%, 02/25/24	421
500	Baidu, Inc., (China), 3.250%, 08/06/18	507
17	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	18

		2,417

	IT Services — 0.5%
17	Alliance Data Systems Corp., 5.875%, 11/01/21 (e)	18
	First Data Corp.,
750	5.750%, 01/15/24 (e)	777
418	7.000%, 12/01/23 (e)	449
750	International Business Machines Corp., 1.875%, 08/01/22	726
500	Mastercard, Inc., 2.950%, 11/21/26	500
350	Visa, Inc., 4.150%, 12/14/35	372
10	WEX, Inc., 4.750%, 02/01/23 (e)	10

		2,852

	Semiconductors & Semiconductor Equipment — 1.3%
1,325	Amkor Technology, Inc., 6.375%, 10/01/22	1,373
	Broadcom Corp.,
1,000	3.625%, 01/15/24 (e)	1,008
114	3.875%, 01/15/27 (e)	115
350	Entegris, Inc., 6.000%, 04/01/22 (e)	365
1,000	Intel Corp., 2.450%, 07/29/20	1,018
875	Micron Technology, Inc., 5.250%, 01/15/24 (e)	886
750	NXP BV, (Netherlands), 5.750%, 02/15/21 (e)	772
500	QUALCOMM, Inc., 3.450%, 05/20/25	506

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Semiconductors & Semiconductor Equipment — continued
910	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	980

		7,023

	Software — 1.1%
750	Adobe Systems, Inc., 3.250%, 02/01/25	757
250	CA, Inc., 4.500%, 08/15/23	263
158	Change Healthcare Holdings LLC, 5.750%, 03/01/25 (e)	163
500	Infor Software Parent LLC, 7.125% (cash), 05/01/21 (e) (v)	514
1,139	Infor US, Inc., 6.500%, 05/15/22	1,184
61	Interface Security Systems Holdings, Inc., 9.250%, 01/15/18	60
	Microsoft Corp.,
1,000	2.875%, 02/06/24	1,007
350	4.000%, 02/12/55	333
500	4.100%, 02/06/37	518
	Oracle Corp.,
500	2.800%, 07/08/21	511
300	3.250%, 05/15/30	298
500	3.400%, 07/08/24	514
300	4.375%, 05/15/55	300

		6,422

	Technology Hardware, Storage & Peripherals — 0.7%
750	Apple, Inc., 2.500%, 02/09/25	725
	Diamond 1 Finance Corp.,
56	5.875%, 06/15/21 (e)	59
475	6.020%, 06/15/26 (e)	524
55	7.125%, 06/15/24 (e)	61
140	EMC Corp., 1.875%, 06/01/18	139
1,000	Hewlett Packard Enterprise Co., 4.400%, 10/15/22	1,051
5	NCR Corp., 6.375%, 12/15/23	5
	Western Digital Corp.,
453	7.375%, 04/01/23 (e)	496
440	10.500%, 04/01/24	514
400	Xerox Corp., 2.800%, 05/15/20	397

		3,971

	Total Information Technology	27,249

	Materials — 2.4%
	Chemicals — 1.4%
500	Ashland LLC, 4.750%, 08/15/22	519
7	Chemours Co. (The), 6.625%, 05/15/23	7

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Chemicals — continued
250	Cytec Industries, Inc., (Belgium), 3.950%, 05/01/25	252
	Dow Chemical Co. (The),
500	3.500%, 10/01/24	510
500	4.125%, 11/15/21	532
250	4.375%, 11/15/42	256
930	Hexion, Inc., 6.625%, 04/15/20	865
	Huntsman International LLC,
700	4.875%, 11/15/20	728
150	5.125%, 11/15/22	157
	INEOS Group Holdings SA, (Luxembourg),
200	5.625%, 08/01/24 (e)	204
750	5.875%, 02/15/19 (e)	761
	LyondellBasell Industries NV,
250	4.625%, 02/26/55	241
500	6.000%, 11/15/21	567
	Monsanto Co.,
500	3.375%, 07/15/24	505
400	4.200%, 07/15/34	401
105	PQ Corp., 6.750%, 11/15/22 (e)	114
352	Reichhold Holdings International BV, (Netherlands), 12.000%, 03/31/17	352
283	Reichhold Industries, Inc., 11.030%, 05/08/17 (d) (e)	—
717	Reichhold International, 15.000%, 03/31/17	717
270	Reichhold LLC, 12.000%, 03/31/17	270

		7,958

	Containers & Packaging — 0.4%
95	Ardagh Packaging Finance plc, (Ireland), VAR, 3.963%, 12/15/19 (e)	97
10	Ball Corp., 5.250%, 07/01/25	11
500	Bemis Co., Inc., 3.100%, 09/15/26	485
180	Flex Acquisition Co., Inc., 6.875%, 01/15/25 (e)	184
385	International Paper Co., 7.300%, 11/15/39	504
59	Pactiv LLC, 8.375%, 04/15/27	65
	Reynolds Group Issuer, Inc., (New Zealand),
500	5.750%, 10/15/20	515
124	6.875%, 02/15/21	127
194	7.000%, 07/15/24 (e)	209

		2,197

	Metals & Mining — 0.5%
930	AngloGold Ashanti Holdings plc, (South Africa), 5.375%, 04/15/20	978
5	ArcelorMittal, (Luxembourg), 10.850%, 06/01/19	6

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — continued
5	Cliffs Natural Resources, Inc., 8.250%, 03/31/20 (e)	5
250	Constellium NV, (Netherlands), 6.625%, 03/01/25 (e)	249
5	FMG Resources August 2006 Pty. Ltd., (Australia), 9.750%, 03/01/22 (e)	6
12	Freeport-McMoRan, Inc., 2.300%, 11/14/17	12
1,005	Gold Fields Orogen Holdings BVI Ltd., (South Africa), 4.875%, 10/07/20 (e)	1,026
17	HudBay Minerals, Inc., (Canada), 7.250%, 01/15/23 (e)	18
32	Peabody Securities Finance Corp., 6.000%, 03/31/22 (e)	33
61	Teck Resources Ltd., (Canada), 3.000%, 03/01/19	62
52	United States Steel Corp., 8.375%, 07/01/21 (e)	58
222	Zekelman Industries, Inc., 9.875%, 06/15/23 (e)	251

		2,704

	Paper & Forest Products — 0.1%
500	Georgia-Pacific LLC, 3.163%, 11/15/21 (e)	509

	Total Materials	13,368

	Real Estate — 0.9%
	Equity Real Estate Investment Trusts (REITs) — 0.9%
	American Tower Corp.,
500	2.800%, 06/01/20	502
500	3.450%, 09/15/21	509
500	AvalonBay Communities, Inc., 3.450%, 06/01/25	506
500	Boston Properties LP, 2.750%, 10/01/26	465
500	Communications Sales & Leasing, Inc., 8.250%, 10/15/23	542
525	CoreCivic, Inc., 4.625%, 05/01/23	526
13	Equinix, Inc., 5.375%, 01/01/22	14
	GEO Group, Inc. (The),
400	5.125%, 04/01/23	401
215	5.875%, 01/15/22	224
200	5.875%, 10/15/24	206
	Iron Mountain, Inc.,
67	4.375%, 06/01/21 (e)	69
10	6.000%, 10/01/20 (e)	11
19	6.000%, 08/15/23	20
350	Kimco Realty Corp., 4.250%, 04/01/45	339
200	RHP Hotel Properties LP, 5.000%, 04/15/23	204
625	Welltower, Inc., 4.700%, 09/15/17	635

	Total Real Estate	5,173

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	89

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Telecommunication Services — 4.9%
	Diversified Telecommunication Services — 3.8%
	Altice Financing SA, (Luxembourg),
750	6.625%, 02/15/23 (e)	789
200	7.500%, 05/15/26 (e)	215
	AT&T, Inc.,
750	3.200%, 03/01/22	754
600	3.900%, 03/11/24	611
500	3.950%, 01/15/25	503
500	4.500%, 05/15/35	474
850	5.350%, 09/01/40	867
300	6.000%, 08/15/40	330
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	793
	CCO Holdings LLC,
860	5.125%, 05/01/23 (e)	892
10	5.500%, 05/01/26 (e)	11
	CenturyLink, Inc.,
700	Series T, 5.800%, 03/15/22	723
10	Series V, 5.625%, 04/01/20	10
650	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	676
1,000	Deutsche Telekom International Finance BV, (Germany), 2.225%, 01/17/20 (e)	1,000
897	Frontier Communications Corp., 11.000%, 09/15/25	901
241	GCI, Inc., 6.750%, 06/01/21	247
15	Hughes Satellite Systems Corp., 5.250%, 08/01/26 (e)	15
	Intelsat Jackson Holdings SA, (Luxembourg),
1,256	5.500%, 08/01/23	1,041
369	7.250%, 04/01/19	353
300	7.250%, 10/15/20	277
335	7.500%, 04/01/21	307
	Level 3 Financing, Inc.,
151	5.375%, 01/15/24	155
750	5.625%, 02/01/23	775
10	6.125%, 01/15/21	10
675	SFR Group SA, (France), 6.000%, 05/15/22 (e)	700
	Sprint Capital Corp.,
250	6.875%, 11/15/28	268
370	6.900%, 05/01/19	394
730	8.750%, 03/15/32	876
400	UPCB Finance IV Ltd., (Netherlands), 5.375%, 01/15/25 (e)	409
	Verizon Communications, Inc.,
500	3.000%, 11/01/21	504
500	4.125%, 08/15/46	438

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
1,000	4.150%, 03/15/24	1,041
577	4.272%, 01/15/36	545
500	4.400%, 11/01/34	480
	Wind Acquisition Finance SA, (Italy),
200	4.750%, 07/15/20 (e)	203
500	7.375%, 04/23/21 (e)	521
	Windstream Services LLC,
80	6.375%, 08/01/23	73
310	7.500%, 06/01/22	307
220	7.500%, 04/01/23	211
820	7.750%, 10/01/21	846
760	Zayo Group LLC, 6.000%, 04/01/23	804

		21,349

	Wireless Telecommunication Services — 1.1%
675	America Movil SAB de CV, (Mexico), 5.000%, 03/30/20	722
49	GTT Escrow Corp., 7.875%, 12/31/24 (e)	52
	Sprint Communications, Inc.,
585	9.000%, 11/15/18 (e)	640
331	11.500%, 11/15/21	417
	Sprint Corp.,
150	7.625%, 02/15/25	167
2,450	7.875%, 09/15/23	2,726
	T-Mobile USA, Inc.,
13	6.000%, 04/15/24	14
15	6.500%, 01/15/26	16
625	6.633%, 04/28/21	650
550	6.731%, 04/28/22	572

		5,976

	Total Telecommunication Services	27,325

	Utilities — 2.8%
	Electric Utilities — 1.3%
300	Alabama Power Co., 3.750%, 03/01/45	290
300	Commonwealth Edison Co., 3.700%, 03/01/45	288
300	DTE Electric Co., 3.700%, 03/15/45	292
	Duke Energy Carolinas LLC,
300	3.750%, 06/01/45	292
435	6.000%, 01/15/38	552
750	Duke Energy Corp., 1.800%, 09/01/21	725
535	Entergy Arkansas, Inc., 3.750%, 02/15/21	561
500	MidAmerican Energy Co., 3.100%, 05/01/27	501
600	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	527
1,010	Nevada Power Co., 7.125%, 03/15/19	1,120
440	Pacific Gas & Electric Co., 5.400%, 01/15/40	528

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
250	Potomac Electric Power Co., 4.150%, 03/15/43	257
	Xcel Energy, Inc.,
500	3.350%, 12/01/26	504
730	4.700%, 05/15/20	776

		7,213

	Gas Utilities — 0.4%
	Ferrellgas LP,
69	6.500%, 05/01/21	67
7	6.750%, 01/15/22	7
500	KeySpan Gas East Corp., 2.742%, 08/15/26 (e)	481
500	Korea Gas Corp., (South Korea), 2.875%, 07/29/18 (e)	506
111	PBF Logistics LP, 6.875%, 05/15/23	113
	Rose Rock Midstream LP,
38	5.625%, 07/15/22	37
145	5.625%, 11/15/23	142
	Sabine Pass Liquefaction LLC,
16	4.200%, 03/15/28 (e)	16
248	5.000%, 03/15/27 (e)	263
147	5.625%, 03/01/25	161
500	5.750%, 05/15/24	554

		2,347

	Independent Power & Renewable Electricity Producers — 0.3%
700	AES Corp., 4.875%, 05/15/23	695
	Calpine Corp.,
81	5.250%, 06/01/26 (e)	82
71	7.875%, 01/15/23 (e)	74
	NRG Energy, Inc.,
700	6.625%, 01/15/27 (e)	688
129	7.250%, 05/15/26	133

		1,672

	Multi-Utilities — 0.7%
385	Berkshire Hathaway Energy Co., 6.500%, 09/15/37	504
	Consolidated Edison Co. of New York, Inc.,
250	4.450%, 03/15/44	268
350	4.625%, 12/01/54	376
	Dominion Resources, Inc.,
250	4.700%, 12/01/44	261
630	5.200%, 08/15/19	675
250	Series C, 4.900%, 08/01/41	268
300	DTE Energy Co., Series C, 3.500%, 06/01/24	304
630	NiSource Finance Corp., 6.800%, 01/15/19	684

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Multi-Utilities — continued
560	TECO Finance, Inc., 5.150%, 03/15/20	599

		3,939

	Water Utilities — 0.1%
500	Aquarion Co., 4.000%, 08/15/24 (e)	503

	Total Utilities	15,674

	Total Corporate Bonds (Cost $324,439)	326,154

Mortgage-Backed Securities — 25.7%
13	FHLMC Gold Pools, 20 Year, Single Family, 6.000%, 01/01/29	14
	FHLMC Gold Pools, 30 Year, Single Family,
11,000	TBA, 3.000%, 12/31/49 (w)	10,916
21,600	TBA, 3.500%, 03/15/47 (w)	22,133
2,000	TBA, 4.500%, 03/15/47 (w)	2,147
666	6.000%, 02/01/36 - 08/01/38	756
4	7.000%, 12/01/25 - 02/01/26	4
26	7.500%, 10/01/26 - 02/01/27	29
10	8.000%, 05/01/26 - 07/01/26	11
	FNMA, 15 Year, Single Family,
3,200	TBA, 2.500%, 03/25/32 (w)	3,208
3,500	TBA, 3.000%, 03/25/32 (w)	3,598
5,260	TBA, 4.000%, 03/25/32 (w)	5,418
4,035	TBA, 5.000%, 03/25/32 (w)	4,126
	FNMA, 30 Year, Single Family,
7,730	TBA, 3.000%, 03/25/47 (w)	7,678
18,140	TBA, 3.500%, 03/25/47 (w)	18,590
9,000	TBA, 4.000%, 03/25/47 (w)	9,457
5,700	TBA, 4.500%, 03/25/47 (w)	6,125
2,000	TBA, 5.500%, 03/25/47 (w)	2,226
9,251	4.000%, 05/01/45 - 06/01/45	9,830
432	6.000%, 05/01/37	489
131	6.500%, 07/01/29 - 03/01/35	152
51	7.000%, 02/01/35 - 03/01/35	57
5	7.500%, 03/01/35	6
	GNMA I, 30 Year, Single Family,
9,850	TBA, 3.000%, 03/15/47 (w)	9,956
6,000	TBA, 3.500%, 03/15/47 (w)	6,233
4,000	TBA, 4.000%, 03/15/47 (w)	4,231
8,500	TBA, 4.500%, 03/15/47 (w)	9,144
4,300	TBA, 5.000%, 03/15/47 (w)	4,715
2,400	TBA, 6.000%, 03/15/47 (w)	2,719
159	7.000%, 09/15/31	188

	Total Mortgage-Backed Securities (Cost $143,557)	144,156

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	91

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Supranational — 0.1%
750		Export-Import Bank of Korea, (South Korea), 2.250%, 01/21/20 (Cost $749)	750

U.S. Government Agency Securities — 2.0%
1,500		FHLB, 2.875%, 09/13/24	1,545
		FNMA,
5,000		0.875%, 05/21/18	4,988
2,600		1.750%, 09/12/19	2,617
2,000		1.875%, 09/24/26	1,861

		Total U.S. Government Agency Securities (Cost $11,129)	11,011

U.S. Treasury Obligations — 4.4%
		U.S. Treasury Bond,
2,847		2.250%, 08/15/46	2,437
3,255		2.500%, 02/15/46	2,948
1,559		2.500%, 05/15/46	1,411
3,600		2.750%, 11/15/42	3,458
6,370		3.375%, 05/15/44	6,862
4,865		3.875%, 08/15/40	5,669
1,300		4.500%, 02/15/36	1,663

		Total U.S. Treasury Obligations (Cost $25,138)	24,448

SHARES
Common Stocks — 0.1%
		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
7		Halcon Resources Corp. (a)	55
7		SandRidge Energy, Inc. (a)	134

		Total Energy	189

		Materials — 0.1%
		Chemicals — 0.1%
—	(h)	Reichhold , Inc. (a)	340

		Total Common Stocks (Cost $396)	529

PRINCIPAL AMOUNT
Loan Assignments — 0.4%
		Consumer Discretionary — 0.1%
		Media — 0.1%
141		Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan, VAR, 4.250%, 08/18/23	142
100		Zuffa LLC, 2nd Lien Guaranteed Senior Secured Term Loan, VAR, 8.500%, 08/18/24	102

			244

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — 0.0% (g)
65	Petco Animal Supplies, Inc., 1st Lien Term Loan B-1, VAR, 4.287%, 01/26/23 ^	63

	Total Consumer Discretionary	307

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.0% (g)
191	BJ’s Wholesale Club, Inc., 1st Lien Term Loan, VAR, 4.750%, 01/27/24 ^	189

	Household Products — 0.1%
227	Zep, Inc., Term Loan, VAR, 5.000%, 06/27/22	229

	Total Consumer Staples	418

	Energy — 0.2%
	Energy Equipment & Services — 0.0% (g)
214	Vistra Operations Co. LLC, Term Loan B-2, VAR, 4.022%, 12/14/23	215

	Oil, Gas & Consumable Fuels — 0.2%
395	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	401
65	Exco Resources, Inc., Senior Secured 2nd Lien Term Loan, VAR, 12.500%, 10/19/20	49
405	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23	411

		861

	Total Energy	1,076

	Health Care — 0.0% (g)
	Pharmaceuticals — 0.0% (g)
93	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	76

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
132	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20	124

	Trading Companies & Distributors — 0.0% (g)
38	Univar USA, Inc., Term B-2 Loan, VAR, 3.608%, 07/01/22	38

	Total Industrials	162

	Information Technology — 0.0% (g)
	Software — 0.0% (g)
44	Rackspace Hosting, Inc., 1st Lien Term Loan B, VAR, 4.534%, 11/03/23	45
152	Synchronoss Technologies, Inc., 1st Lien Term B Loan, VAR, 4.082%, 01/13/24	152

	Total Information Technology	197

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
237	HLX PLY Holdings, Inc., Term Loan, VAR, 4.250%, 12/29/23	239

	Total Loan Assignments (Cost $2,475)	2,475

Options Purchased — 0.0% (g)
	Foreign Exchange Currency Option — 0.0% (g)
413	RUB Call/USD Put, Expiring 07/19/17 at 55.00 RUB to 1 USD, Vanilla, American Style	2

NUMBER OF CONTRACTS
	Put Options Purchased — 0.0% (g)
33	10 Year U.S. Treasury Note, Expiring 03/10/17, at $123.50, American Style (a)	5
64	Eurodollar, Expiring 06/16/17, at $98.00, American Style (a)	9

	Total Put Options Purchased	14

	Total Options Purchased (Cost $21)	16

PRINCIPAL AMOUNT
Short-Term Investments — 28.2%
	Certificates of Deposit — 2.3%
8,000	Canadian Imperial Bank of Commerce, (Canada), 1.240%, 03/03/17	8,000
5,000	Dexia Credit Local SA, (France), VAR, 1.285%, 06/08/17	5,005

	Total Certificates of Deposit (Cost $13,000)	13,005

	Commercial Paper — 10.5% (n)
10,000	Cancara Asset Securitisation LLC, 1.093%, 05/02/17	9,984
3,000	Commonwealth Bank of Australia, (Australia), VAR, 1.219%, 02/12/18 (e)	3,001
8,000	Credit Suisse AG, (Switzerland), VAR, 1.497%, 04/04/17	8,006
11,000	Kells Funding LLC, 0.994%, 03/13/17 (e)	10,997
4,000	Matchpoint Finance plc, (Ireland), 1.278%, 04/24/17 (e)	3,994
5,000	MetLife Short Term Funding LLC, 1.095%, 05/08/17 (e)	4,991
5,000	Mizuho Bank Ltd., (Japan), 1.103%, 04/26/17 (e)	4,994
8,000	Victory Receivables Corp., 1.003%, 03/06/17 (e)	7,999

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Paper — continued
5,000	Westpac Banking Corp., (Australia), VAR, 1.196%, 02/16/18 (e)	4,999

	Total Commercial Paper (Cost $58,950)	58,965

	Repurchase Agreements— 1.2%
1,000	Citigroup Global Markets, Inc., 1.439%, dated 02/28/17, due 03/28/17, repurchase price $1,001, collateralized by Sovereign Government Securities, 2.500%, due 12/31/38, with a value of $1,080.	1,000
1,000	Citigroup Global Markets, Inc., 1.439%, dated 02/28/17, due 03/28/17, repurchase price $1,001, collateralized by Asset-Backed Securities, 1.279%, due 04/05/52, with a value of $1,078.	1,000
2,500	Merrill Lynch PFS, Inc., 1.360%, dated 02/28/17, due 04/17/17, repurchase price $2,505, collateralized by Commercial Paper, 0.000%, due 03/01/17, with a value of $2,625.	2,500
2,500	Wells Fargo Securities LLC, 1.550%, dated 02/28/17, due 03/17/17, repurchase price $2,502, collateralized by Asset-Backed Securities, 3.475%, due 07/28/31, with a value of $2,710.	2,500

	Total Repurchase Agreements (Cost $7,000)	7,000

	U.S. Treasury Obligations — 0.2% (k) (n)
	U.S. Treasury Bill,
75	0.404%, 03/23/17	75
705	0.619%, 06/22/17	704

	Total U.S. Treasury Obligations (Cost $779)	779

SHARES
	Investment Company — 14.0%
78,910	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.450% (b) (l) † (Cost $78,910)	78,910

	Total Short-Term Investments (Cost $158,639)	158,659

	Total Investments — 122.7% (Cost $686,944)	689,409
	Liabilities in Excess of Other Assets — (22.7)%	(127,373)

	NET ASSETS — 100.0%	$562,036

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	93

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
68	3 Year Australian Government Bond	03/15/17	AUD	5,820	3
22	U.S. Treasury Long Bond	06/21/17	USD	3,336	33
83	5 Year U.S. Treasury Note	06/30/17	USD	9,769	10
32	3 Month Euro Euribor	06/18/18	EUR	8,495	1
32	90 Day Eurodollar	03/15/21	USD	7,800	7
	Short Futures Outstanding
(6)	90 Day Eurodollar	06/19/17	USD	(1,481)	— (h)
(3)	10 Year U.S. Treasury Note	06/21/17	USD	(374)	(1)
(2)	2 Year U.S. Treasury Note	06/30/17	USD	(433)	— (h)
(30)	5 Year U.S. Treasury Note	06/30/17	USD	(3,531)	(2)
(6)	90 Day Eurodollar	09/18/17	USD	(1,479)	(1)
(32)	90 Day Eurodollar	03/18/19	USD	(7,835)	(1)
(5)	90 Day Eurodollar	12/16/19	USD	(1,221)	(3)
(32)	3 Month Euro Euribor	06/15/20	EUR	(8,470)	(2)

					44

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,464	BRL	Goldman Sachs International ††	05/22/17	471	462	(9)
214,989	CLP	Credit Suisse International ††	07/24/17	326	328	2
214,989	CLP	Goldman Sachs International ††	07/24/17	322	328	6
32,386	INR	BNP Paribas ††	07/13/17	473	478	5
45,760	JPY	Standard Chartered Bank	04/19/17	408	408	— (h)
9,761	MXN	Deutsche Bank AG	05/22/17	481	480	(1)
				2,481	2,484	3

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
863	AUD	Goldman Sachs International	07/24/17	650	660	(10)
459	EUR	State Street Corp.	05/22/17	484	488	(4)
32,386	INR	BNP Paribas ††	07/13/17	477	478	(1)
22,880	JPY	Goldman Sachs International	04/19/17	200	204	(4)
22,880	JPY	Standard Chartered Bank	04/19/17	200	204	(4)
1,455,628	KRW	Standard Chartered Bank ††	07/13/17	1,255	1,285	(30)
9,761	MXN	Goldman Sachs International	05/22/17	474	481	(7)
				3,740	3,800	(60)

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2017 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America NA:
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/21	1.411%		2,760	46	(89)
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.307		15	— (h)	1
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.307		58	(1)	5
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.523		20	(1)	2
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.523		22	(1)	3
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.523		40	(2)	5
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/18	0.495		25	(2)	1
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	0.509		21	— (h)	2
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	0.733		100	(3)	8
BNP Paribas:
Canadian Natural Resources Ltd., 3.450%, 11/15/21	1.000% quarterly	12/20/21	1.151		240	1	(12)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	12/20/21	2.393		2,460	147	(180)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	2.171		50	(6)	(12)
Standard Chartered Bank, 5.875%, 09/26/17	1.000% quarterly	12/20/21	1.613	EUR	320	9	(19)
Citibank, NA:
Beazer Homes USA Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	0.454		100	(5)	5
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	12/20/21	2.212		190	10	(27)
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	12/20/21	0.916		3,150	(18)	(10)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	1.462		55	(5)	(4)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	1.462		65	(6)	(5)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	1.462		78	(7)	(7)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.523		70	(3)	8
Devon Energy Corp., 7.950%, 04/15/32	1.000% quarterly	12/20/21	1.107		160	— (h)	(9)
Goldman Sachs International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.307		120	(1)	— (h)
Beazer Homes USA Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	0.454		50	(2)	2
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	1.462		132	(12)	(3)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	2.171		40	(4)	(2)

						134	(337)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	95

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit indices:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America NA:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.779%	40	4	(7)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.779	60	6	(12)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.779	60	6	(18)
CDX.EM.26-V1	1.000% quarterly	12/20/21	2.169	3,110	152	(180)
CMBX.NA.A.6	2.000% monthly	05/11/63	3.046	80	4	1
CMBX.NA.AA.3	0.270% monthly	12/13/49	79.905	260	101	(148)
Citibank, NA:
CMBX.NA.A.6	2.000% monthly	05/11/63	3.046	90	4	1
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	195.309	180	20	(153)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	195.309	210	23	(168)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.779	30	3	(8)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.779	60	6	(15)
Goldman Sachs International:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.578	300	4	(2,098)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.578	1,300	19	(443)
CMBX.NA.A.6	2.000% monthly	05/11/63	3.046	90	5	1
CMBX.NA.A.6	2.000% monthly	05/11/63	3.046	90	5	2
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000% monthly	05/11/63	3.046	80	4	1
CMBX.NA.AA.3	0.270% monthly	12/13/49	79.905	140	54	(81)

					420	(3,325)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2017 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.27-V2	5.000% quarterly	12/20/21	3.161%		650	(56)	27
CDX.NA.IG.25-V1	1.000% quarterly	12/20/20	0.506		1,970	(40)	8
CDX.NA.IG.27-V1	1.000% quarterly	12/20/21	0.623		5,980	(115)	61
iTraxx Europe 26.1	1.000% quarterly	12/20/21	0.729	EUR	3,970	(62)	56

						(273)	152

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	38.243%	40	(4)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	38.243	40	(3)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	38.243	40	(3)	21
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	38.243	40	(3)	21
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	38.243	90	(8)	44

					(21)	124

Credit indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	85.977%	260	(74)	181
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	85.977	140	(40)	98

					(114)	279

[1]

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3]

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]

Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Centrally Cleared Interest Rate Swaps
RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456% semi-annually	3 months LIBOR quarterly	06/21/18	500	— (h)
1.541% semi-annually	3 months LIBOR quarterly	12/06/18	451	(1)

				(1)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	97

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

Return Swaps
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America NA:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	—	(h)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	920	—	(h)
Citibank, NA:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	740	—	(h)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	770	—	(h)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	770	—	(h)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,010	—	(h)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,010	—	(h)
Credit Suisse International:
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	57	—	(h)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	647	—	(h)
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/20/17	22,000	686

					686

FOREIGN EXCHANGE CURRENCY OPTIONS WRITTEN

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
RUB Call/USD Put, Vanilla, American Style	RUB 55.000	07/19/17	413	(2)

(Premiums received of $2)

OPTIONS WRITTEN

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
Eurodollar, American Style	98.000	05/12/17	64	(6)

(Premiums received of $6)

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 9.8%
1,685	ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1, VAR, 1.678%, 09/25/33	1,588
	American Airlines Pass-Through Trust,
2,861	Series 2013-1, Class A, 4.000%, 07/15/25	2,982
1,857	Series 2013-2, Class A, 4.950%, 01/15/23	1,983
4,830	Series 2016-1, Class AA, 3.575%, 01/15/28	4,856
885	Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1, VAR, 1.903%, 01/25/34	827
201	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M2, VAR, 1.678%, 05/25/34	187
278	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE7, Class M2, VAR, 2.353%, 10/25/34	266
1,833	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.923%, 10/15/21 (e)	880
1,216	Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, VAR, 2.278%, 06/25/34	1,177
939	CHEC Loan Trust, Series 2004-1, Class A3, VAR, 1.778%, 07/25/34	916
3,889	CIFC Funding 2017-I Ltd., (Cayman Islands), Series 2017-1A, Class A, VAR, 2.392%, 04/23/29 (e) (w)	3,889
5,880	CNH Equipment Trust, Series 2016-A, Class A2B, VAR, 1.290%, 07/15/19	5,887
1,742	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	1,744
	Continental Airlines Pass-Through Trust,
187	Series 2003-ERJ1, 7.875%, 07/02/18	193
114	Series 2009-2, Class A, 7.250%, 11/10/19	127
472	Series 2010-1, Class A, 4.750%, 01/12/21	498
	Countrywide Asset-Backed Certificates,
135	Series 2002-3, Class M1, VAR, 1.903%, 03/25/32	133
1,723	Series 2002-4, Class M1, VAR, 1.903%, 12/25/32	1,612
776	Series 2003-3, Class 3A, VAR, 1.318%, 11/25/33	727
154	Series 2004-2, Class M1, VAR, 1.528%, 05/25/34	147
1,159	Series 2004-3, Class M1, VAR, 1.528%, 06/25/34	1,082
1,242	Series 2004-ECC2, Class M2, VAR, 1.753%, 12/25/34	1,199

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

6,093	Series 2005-AB3, Class 1A1, VAR, 1.028%, 02/25/36	5,412
162	CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.603%, 03/25/34	151
334	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M2, VAR, 1.783%, 07/25/34	326
138	Delta Air Lines Pass-Through Trust, Series 2009-1, Class A, 7.750%, 12/17/19	153
	DT Auto Owner Trust,
4,229	Series 2015-1A, Class D, 4.260%, 02/15/22 (e)	4,279
5,142	Series 2016-1A, Class D, 4.660%, 12/15/22 (e)	5,308
362	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.692%, 07/25/34	355
3,191	First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1, VAR, 1.498%, 08/25/34	3,057
2,487	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/20 (e)	2,511
15,000	Flatiron CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1R, VAR, 2.190%, 01/17/26 (e)	15,027
651	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	642
8,560	GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	8,169
4,229	Grippen Park CLO Ltd., (Cayman Islands), Series 2017-1A, Class A, VAR, 0.000%, 01/20/30 (e) (w)	4,229
5,985	GSAMP Trust, Series 2006-HE3, Class A2C, VAR, 0.938%, 05/25/46	5,589
9,750	LCM XVI LP, (Cayman Islands), Series 16A, Class A, VAR, 2.523%, 07/15/26 (e)	9,774
9,600	LV Tower 52 Issuer, Series 2013-1, Class M, 7.750%, 02/15/23 (e)	9,357
3,565	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	3,771
	Morgan Stanley ABS Capital I, Inc. Trust,
1,983	Series 2004-HE1, Class M1, VAR, 1.633%, 01/25/34	1,896
273	Series 2004-HE7, Class M2, VAR, 1.723%, 08/25/34	271
115	Series 2004-HE7, Class M3, VAR, 1.798%, 08/25/34	110
464	Series 2004-HE8, Class M2, VAR, 1.798%, 09/25/34	451

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	99

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
147	Series 2004-NC7, Class M3, VAR, 1.753%, 07/25/34	126
544	Series 2004-OP1, Class M2, VAR, 1.693%, 11/25/34	529
395	Series 2005-NC1, Class M3, VAR, 1.543%, 01/25/35	305
	New Century Home Equity Loan Trust,
83	Series 2004-2, Class M2, VAR, 1.708%, 08/25/34	78
389	Series 2004-4, Class M2, VAR, 1.573%, 02/25/35	363
5,710	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	5,712
3,166	Octagon Investment Partners 30 Ltd., (Cayman Islands), Series 2017-1A, Class A1, VAR, 2.355%, 03/17/30 (e) (w)	3,166
	Ocwen Master Advance Receivables Trust,
869	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	869
6,495	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	6,517
	OneMain Financial Issuance Trust,
5,928	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	5,943
3,640	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,651
3,015	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	3,044
2,650	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	2,664
1,455	Oportun Funding III LLC, Series 2016-B, Class B, 5.160%, 07/08/21 (e)	1,450
44	Option One Mortgage Loan Trust, Series 2004-3, Class M3, VAR, 1.753%, 11/25/34	40
2,750	OZLM Funding IV Ltd., (Cayman Islands), Series 2013-4A, Class A1, VAR, 2.191%, 07/22/25 (e)	2,748
	Pretium Mortgage Credit Partners I,
2,517	Series 2015-NPL4, Class A1, SUB, 4.375%, 11/27/30 (e)	2,538
5,927	Series 2016-NPL1, Class A1, SUB, 4.375%, 02/27/31 (e)	5,977
	Progress Residential Trust,
3,750	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	3,735
603	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	620
3,679	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	3,841

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

6,050	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	6,110
6,172	Race Point VIII CLO Ltd., (Cayman Islands), Series 2013-8A, Class AR, VAR, 2.392%, 02/20/30 (e)	6,172
5,691	RASC Trust, Series 2005-EMX1, Class M1, VAR, 1.423%, 03/25/35	5,388
769	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.685%, 10/25/47 (e)	770
	Renaissance Home Equity Loan Trust,
547	Series 2003-3, Class M1, VAR, 1.508%, 12/25/33	501
141	Series 2004-1, Class M1, VAR, 1.358%, 05/25/34	130
1,252	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	1,281
2,613	Series 2005-2, Class AV3, VAR, 1.148%, 08/25/35	2,292
1,990	Series 2005-2, Class M1, SUB, 5.051%, 08/25/35	1,642
428	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	429
1,004	Rockwall CDO II Ltd., (Cayman Islands), Series 2007-1A, Class A1LA, VAR, 1.284%, 08/01/24 (e)	999
198	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.928%, 09/25/36	193
9,580	Sound Point CLO IV Ltd., (Cayman Islands), Series 2013-3A, Class A, VAR, 2.411%, 01/21/26 (e)	9,596
	Springleaf Funding Trust,
4,192	Series 2015-AA, Class C, 5.040%, 11/15/24 (e)	4,222
4,200	Series 2015-AA, Class D, 6.310%, 11/15/24 (e)	4,238
	Structured Asset Investment Loan Trust,
1,356	Series 2004-1, Class M1, VAR, 1.753%, 02/25/34	1,314
4,984	Series 2004-6, Class A3, VAR, 1.578%, 07/25/34	4,818
840	Series 2004-7, Class M1, VAR, 1.828%, 08/25/34	759
415	Series 2004-8, Class M2, VAR, 1.708%, 09/25/34	375
119	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M2, VAR, 1.401%, 05/25/35	97
4,000	THL Credit Wind River CLO Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.544%, 04/18/26 (e) (w)	4,004

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Asset-Backed Securities — continued
	3,226	US Airways Pass-Through Trust, Series 2013-1, Class A, 3.950%, 11/15/25	3,315
	9,580	Venture XVII CLO Ltd., (Cayman Islands), Series 2014-17A, Class A, VAR, 2.503%, 07/15/26 (e)	9,591
	4,385	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	4,412
	3,163	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	3,094
	8,740	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	8,624
	4,463	VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)	4,408
	7,070	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.875%, 09/25/45 (e)	7,088
	318	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2005-3, Class M2, VAR, 1.208%, 11/25/35	318
	1,280	Westgate Resorts LLC, Series 2015-1A, Class B, 3.500%, 05/20/27 (e)	1,271
	2,321	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,332

		Total Asset-Backed Securities (Cost $265,750)	267,437

	Collateralized Mortgage Obligations — 5.1%
		Alternative Loan Trust,
	290	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	299
	440	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	431
	824	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	806
	2,089	Series 2005-21CB, Class A17, 6.000%, 06/25/35	2,089
	23	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	20
	2,498	American Home Mortgage Assets Trust, Series 2006-6, Class A1A, VAR, 0.968%, 12/25/46	1,913
	2,327	Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	2,337
GBP	1,100	Auburn Securities 4 plc, (United Kingdom), Series 4, Class B, Reg. S, VAR, 0.962%, 10/01/41	1,209
		Banc of America Alternative Loan Trust,
	485	Series 2004-9, Class 4A1, 5.500%, 10/25/19	486
	260	Series 2006-2, Class 7A1, 6.000%, 03/25/21	246

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

1,063	Banc of America Funding Trust, Series 2006-A, Class 1A1, VAR, 3.076%, 02/20/36	1,052
546	Banc of America Mortgage Trust, Series 2004-A, Class 2A2, VAR, 3.593%, 02/25/34	541
EUR 2,375	Bankinter 3 FTH, (Spain), Series 3, Class A, Reg. S, VAR, 0.000%, 10/16/38	2,497
EUR 947	Berica 8 Residential Mbs SRL, (Italy), Series 8, Class A, Reg. S, VAR, 0.000%, 03/31/48	996
16	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	17
76	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 3A17, 5.500%, 06/25/35	76
706	CSMC Mortgage-Backed Trust, Series 2007-2, Class 3A13, 5.500%, 03/25/37	629
	FHLMC REMIC,
600	Series 2936, Class AS, IF, IO, 5.330%, 02/15/35	76
537	Series 3174, Class SA, IF, IO, 6.930%, 04/15/36	108
6,177	Series 3716, Class PI, IO, 4.500%, 04/15/38	592
9,045	Series 3907, Class AI, IO, 5.000%, 05/15/40	864
6,840	Series 4010, Class NH, 2.500%, 12/15/41	6,875
7,745	Series 4018, Class HI, IO, 4.500%, 03/15/41	1,416
9,228	Series 4043, Class PI, IO, 2.500%, 05/15/27	752
2,148	Series 4056, Class BI, IO, 3.000%, 05/15/27	196
2,478	Series 4073, Class IQ, IO, 4.000%, 07/15/42	509
4,134	Series 4086, Class AI, IO, 3.500%, 07/15/27	475
7,879	Series 4091, Class CI, IO, 3.500%, 06/15/27	761
4,715	Series 4097, Class CI, IO, 3.000%, 08/15/27	424
23,940	Series 4119, Class LI, IO, 3.500%, 06/15/39	2,944
2,686	Series 4120, Class UI, IO, 3.000%, 10/15/27	278
1,525	Series 4136, Class IN, IO, 3.000%, 11/15/27	157
39,970	Series 4136, Class UI, IO, 2.500%, 11/15/27	3,602
3,446	Series 4146, Class AI, IO, 3.000%, 12/15/27	324
7,181	Series 4173, Class I, IO, 4.000%, 03/15/43	1,499

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	101

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
2,356	Series 4178, Class BI, IO, 3.000%, 03/15/33	293
1,531	Series 4216, Class MI, IO, 3.000%, 06/15/28	156
10,173	Series 4347, Class WF, VAR, 1.180%, 01/15/40	10,092
11,686	Series 4372, Class SY, IF, IO, 5.330%, 08/15/44	2,101
10,407	Series 4501, Class MB, 3.000%, 04/15/43	10,679
11,127	Series 4612, Class QI, IO, 3.500%, 05/15/44	1,725
21,028	FHLMC STRIPS, Series 304, Class C24, IO, 4.000%, 12/15/42	4,352
278	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	268
1,307	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35	1,262
	FNMA REMIC,
1,298	Series 2003-130, Class NS, IF, IO, 6.222%, 01/25/34	238
894	Series 2005-67, Class SI, IF, IO, 5.922%, 08/25/35	154
261	Series 2005-69, Class AS, IF, IO, 5.922%, 08/25/35	39
920	Series 2006-24, Class QS, IF, IO, 6.422%, 04/25/36	185
1,946	Series 2008-67, Class FG, VAR, 1.778%, 07/25/38	1,993
1,519	Series 2009-93, Class SD, IF, IO, 5.422%, 11/25/39	260
1,069	Series 2009-105, Class SE, IF, IO, 5.372%, 12/25/39	141
843	Series 2010-68, Class SJ, IF, IO, 5.772%, 07/25/40	156
3,385	Series 2010-102, Class IP, IO, 5.000%, 12/25/39	317
778	Series 2011-68, Class AI, IO, 4.500%, 12/25/20	34
3,056	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	338
5,510	Series 2012-107, Class GI, IO, 3.500%, 09/25/27	588
7,513	Series 2012-107, Class IG, IO, 3.500%, 10/25/27	829
3,864	Series 2012-109, Class WI, IO, 2.500%, 10/25/27	341
11,703	Series 2012-118, Class DI, IO, 3.500%, 01/25/40	1,384

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

	1,514	Series 2012-120, Class DI, IO, 3.000%, 03/25/31	164
	10,450	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	978
	3,252	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	293
	7,160	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	663
	5,482	Series 2012-148, Class JI, IO, 3.500%, 12/25/39	692
	4,828	Series 2012-149, Class MI, IO, 3.000%, 01/25/28	503
	5,513	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	503
	10,734	Series 2013-5, Class BI, IO, 3.500%, 03/25/40	1,308
	2,835	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	270
	3,505	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	386
	3,003	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	287
	6,694	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	659
	14,390	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	1,538
	2,678	Series 2013-87, Class IW, IO, 2.500%, 06/25/28	243
	984	Series 2013-123, Class DH, 3.000%, 05/25/43	993
	1,992	Series 2015-25, Class CI, IO, 3.500%, 05/25/30	268
	12,543	Series 2015-48, Class ST, IF, IO, 4.842%, 07/25/45	2,530
	810	GNMA, Series 2014-36, Class WY, 2.000%, 03/16/44	693
	1,025	GSR Mortgage Loan Trust, Series 2004-15F, Class 1A2, 5.500%, 12/25/34	1,098
		HarborView Mortgage Loan Trust,
	3,138	Series 2005-11, Class 2A1A, VAR, 1.089%, 08/19/45	2,921
	6,365	Series 2007-6, Class 2A1A, VAR, 0.971%, 08/19/37	5,614
	1,720	IndyMac INDX Mortgage Loan Trust, Series 2005-AR10, Class A1, VAR, 1.038%, 06/25/35	1,457
EUR	1,200	Intesa Sec SpA, (Italy), Series 3, Class B, Reg. S, VAR, 0.000%, 10/30/33	1,243
	786	JP Morgan Mortgage Trust, Series 2006-S2, Class 1A19, 6.000%, 07/25/36	687

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Collateralized Mortgage Obligations — continued
	660	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	573
	3,459	MASTR Alternative Loan Trust, Series 2004-12, Class 3A1, 6.000%, 12/25/34	3,599
		Morgan Stanley Mortgage Loan Trust,
	728	Series 2004-4, Class 2A, VAR, 6.403%, 09/25/34	793
	199	Series 2004-9, Class 1A, VAR, 5.429%, 11/25/34	208
GBP	1,496	Paragon Mortgages No. 7 plc, (United Kingdom), Series 7X, Class A1B, Reg. S, VAR, 0.778%, 05/15/34	1,802
	73	RALI Trust, Series 2006-QS4, Class A2, 6.000%, 04/25/36	63
		Residential Asset Securitization Trust,
	3,724	Series 2005-A3, Class A2, 5.500%, 04/25/35	3,276
	435	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	408
	152	RFMSI Trust, Series 2007-S9, Class 2A1, 5.500%, 09/25/22	152
	875	Sequoia Mortgage Trust, Series 2003-8, Class A1, VAR, 1.421%, 01/20/34	834
	477	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-35, Class B1, VAR, 5.483%, 12/25/33	402
	1,684	Structured Asset Securities Corp. Trust, Series 2005-1, Class 7A7, 5.500%, 02/25/35	1,676
EUR	1,481	TDA CAM 4 FTA, (Spain), Series 4, Class A, Reg. S, VAR, 0.000%, 06/26/39	1,542
	2,598	THL Credit Wind River CLO Ltd, 0.000%, 07/22/29	2,598
	236	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S3, Class 3A2, 5.500%, 05/25/33	239
	40	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-3, Class 5A2, 5.500%, 03/25/21	38
		Wells Fargo Mortgage-Backed Securities Trust,
	3,891	Series 2004-M, Class A1, VAR, 3.004%, 08/25/34	3,979
	5,100	Series 2004-N, Class A6, VAR, 3.008%, 08/25/34	5,108
	5,787	Series 2004-N, Class A7, VAR, 3.008%, 08/25/34	5,797
	357	Series 2005-AR2, Class 2A2, VAR, 3.163%, 03/25/35	361
	2,287	Series 2005-AR4, Class 2A2, VAR, 3.273%, 04/25/35	2,289

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

3,423	Series 2005-AR8, Class 1A1, VAR, 3.076%, 06/25/35	3,473

	Total Collateralized Mortgage Obligations (Cost $138,282)	140,622

Commercial Mortgage-Backed Securities — 9.2%
	Banc of America Commercial Mortgage Trust,
2,250	Series 2006-1, Class C, VAR, 5.509%, 09/10/45	2,249
540	Series 2006-2, Class B, VAR, 5.746%, 05/10/45	539
4,620	Series 2007-3, Class AJ, VAR, 5.628%, 06/10/49	4,689
3,100	Series 2007-4, Class AJ, VAR, 5.887%, 02/10/51	3,138
	Bear Stearns Commercial Mortgage Securities Trust,
440	Series 2006-PW13, Class AJ, VAR, 5.611%, 09/11/41	440
3,340	Series 2006-PW13, Class B, VAR, 5.660%, 09/11/41 (e)	3,243
2,757	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	2,760
14,808	Series 2007-PW16, Class AJ, VAR, 5.699%, 06/11/40	14,843
9,985	Series 2007-PW17, Class AJ, VAR, 5.886%, 06/11/50	10,078
650	CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/48	352
5,918	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, VAR, 2.624%, 11/15/31 (e)	5,915
	Citigroup Commercial Mortgage Trust,
9,365	Series 2015-P1, Class D, 3.225%, 09/15/48 (e)	7,415
6,230	Series 2016-C3, Class C, 4.140%, 11/15/49	6,064
	Commercial Mortgage Trust,
797	Series 2004-GG1, Class J, VAR, 5.450%, 06/10/36 (e)	175
5,142	Series 2006-C8, Class AJ, 5.377%, 12/10/46	5,139
3,990	Series 2014-CR15, Class D, VAR, 4.761%, 02/10/47 (e)	3,623
3,075	Series 2015-CR23, Class B, VAR, 4.183%, 05/10/48	2,972
6,130	Series 2015-CR23, Class CMC, VAR, 3.685%, 05/10/48 (e)	6,044
9,605	Series 2015-CR24, Class A5, 3.696%, 08/10/48	9,958
6,655	Series 2015-CR24, Class D, VAR, 3.463%, 08/10/48	5,104

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	103

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
4,024	Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.416%, 02/15/40	4,019
2,890	DBJPM Mortgage Trust, Series 2016-C1, Class D, VAR, 3.352%, 05/10/49 (e)	2,258
11,835	GS Mortgage Securities Corp. Trust, Series 2016-ICE2, Class A, VAR, 2.700%, 02/15/33 (e)	11,943
	GS Mortgage Securities Trust,
5,393	Series 2007-GG10, Class A4, VAR, 5.865%, 08/10/45	5,395
3,060	Series 2007-GG10, Class AM, VAR, 5.865%, 08/10/45	3,058
8,908	Series 2016-GS2, Class D, 2.753%, 05/10/49 (e)	6,642
2,322	Series 2016-GS4, Class C, VAR, 3.804%, 11/10/49	2,246
	JP Morgan Chase Commercial Mortgage Securities Trust,
2,900	Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42	2,904
527	Series 2006-LDP8, Class B, VAR, 5.520%, 05/15/45	526
12,669	Series 2007-LD11, Class AM, VAR, 5.787%, 06/15/49	12,850
15,615	Series 2007-LDPX, Class AM, VAR, 5.464%, 01/15/49	15,585
	LB-UBS Commercial Mortgage Trust,
8,666	Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	7,659
4,370	Series 2007-C6, Class AJ, VAR, 6.175%, 07/15/40	4,395
2,854	LMREC, Inc., Series 2016-CRE2, Class A, VAR, 2.477%, 11/24/31 (e)	2,854
811	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	816
	Morgan Stanley Bank of America Merrill Lynch Trust,
4,625	Series 2014-C15, Class D, VAR, 4.894%, 04/15/47 (e)	4,185
2,035	Series 2014-C19, Class D, 3.250%, 12/15/47 (e)	1,594
8,943	Series 2016-C31, Class C, VAR, 4.322%, 11/15/49	8,568
	Morgan Stanley Capital I Trust,
2,415	Series 2006-HQ8, Class D, VAR, 5.493%, 03/12/44	995
2,242	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	2,240
5,411	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	5,415

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

2,419	Series 2016-BNK2, Class D, VAR, 3.000%, 11/15/49 (e)	1,858
1,450	Series 2017-PRME, Class C, VAR, 2.420%, 02/15/34 (e)	1,464
	Wachovia Bank Commercial Mortgage Trust,
3,477	Series 2005-C21, Class F, VAR, 5.289%, 10/15/44 (e)	3,109
6,193	Series 2006-C29, Class AJ, VAR, 5.368%, 11/15/48	6,236
15,515	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	15,629
5,560	Series 2007-C33, Class AJ, VAR, 5.975%, 02/15/51	5,575
6,915	Series 2007-C33, Class C, VAR, 5.975%, 02/15/51	6,414
3,250	Series 2007-C34, Class AJ, VAR, 5.952%, 05/15/46	3,257
	Wells Fargo Commercial Mortgage Trust,
2,655	Series 2010-C1, Class C, VAR, 5.599%, 11/15/43 (e)	2,873
3,345	Series 2015-NXS2, Class A5, VAR, 3.767%, 07/15/58	3,488
2,783	Series 2016-BNK1, Class D, 3.000%, 08/15/49 (e)	2,221

	Total Commercial Mortgage-Backed Securities (Cost $256,774)	253,011

Convertible Bonds — 4.4%
	Consumer Discretionary — 0.8%
	Internet & Direct Marketing Retail — 0.4%
5,980	Ctrip.com International Ltd., (China), 1.000%, 07/01/20	6,511
3,320	Shutterfly, Inc., 0.250%, 05/15/18	3,287

		9,798

	Media — 0.4%
3,310	Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/23 (e)	3,446
7,465	Live Nation Entertainment, Inc., 2.500%, 05/15/19	7,974

		11,420

	Total Consumer Discretionary	21,218

	Energy — 0.5%
	Energy Equipment & Services — 0.3%
5,685	Nabors Industries, Inc., 0.750%, 01/15/24 (e)	5,486
2,480	Newpark Resources, Inc., 4.000%, 10/01/17	2,513

		7,999

	Oil, Gas & Consumable Fuels — 0.2%
3,705	Oasis Petroleum, Inc., 2.625%, 09/15/23	5,018

	Total Energy	13,017

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — continued
	Health Care — 0.1%
	Health Care Providers & Services — 0.1%
3,415	HealthSouth Corp., 2.000%, 12/01/43	4,104

	Industrials — 0.4%
	Aerospace & Defense — 0.1%
3,010	Aerojet Rocketdyne Holdings, Inc., 2.250%, 12/15/23 (e)	3,063

	Electrical Equipment — 0.2%
6,508	General Cable Corp., SUB, 4.500%, 11/15/29	4,820

	Machinery — 0.1%
1,525	Wabash National Corp., 3.375%, 05/01/18	2,816

	Total Industrials	10,699

	Information Technology — 2.6%
	Communications Equipment — 0.2%
	Finisar Corp.,
3,068	0.500%, 12/15/33	3,818
1,880	0.500%, 12/15/36 (e)	1,983

		5,801

	Internet Software & Services — 0.6%
5,070	Envestnet, Inc., 1.750%, 12/15/19	4,867
6,025	Web.com Group, Inc., 1.000%, 08/15/18	5,829
5,890	Zillow Group, Inc., 2.000%, 12/01/21 (e)	5,865

		16,561

	Semiconductors & Semiconductor Equipment — 1.2%
4,635	Cypress Semiconductor Corp., 4.500%, 01/15/22 (e)	5,602
4,150	Intel Corp., 2.950%, 12/15/35	5,628
2,465	MagnaChip Semiconductor SA, (South Korea), 5.000%, 03/01/21 (e)	2,838
6,820	NXP Semiconductors NV, (Netherlands), 1.000%, 12/01/19	7,869
7,040	ON Semiconductor Corp., 1.000%, 12/01/20	7,674
2,360	Teradyne, Inc., 1.250%, 12/15/23 (e)	2,634

		32,245

	Software — 0.6%
5,780	Nuance Communications, Inc., 1.500%, 11/01/35	5,932
4,705	Red Hat, Inc., 0.250%, 10/01/19	5,996
4,980	Synchronoss Technologies, Inc., 0.750%, 08/15/19	4,709

		16,637

	Total Information Technology	71,244

	Total Convertible Bonds (Cost $119,160)	120,282

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 42.7%
	Consumer Discretionary — 7.0%
	Auto Components — 0.9%
	Adient Global Holdings Ltd.,
2,600	4.875%, 08/15/26 (e)	2,580
EUR 1,000	Reg. S, 3.500%, 08/15/24	1,085
	American Axle & Manufacturing, Inc.,
1,500	6.250%, 03/15/21	1,543
650	6.625%, 10/15/22	673
121	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	123
120	Dana Financing Luxembourg SARL, 6.500%, 06/01/26 (e)	128
	Dana, Inc.,
2,500	5.500%, 12/15/24	2,612
1,500	6.000%, 09/15/23	1,581
EUR 850	Faurecia, (France), Reg. S, 3.625%, 06/15/23	943
	Gestamp Funding Luxembourg SA, (Spain),
EUR 1,351	3.500%, 05/15/23 (e)	1,499
EUR 250	Reg. S, 3.500%, 05/15/23	278
	Goodyear Tire & Rubber Co. (The),
1,195	5.125%, 11/15/23	1,240
1,175	7.000%, 05/15/22	1,228
755	Icahn Enterprises LP, 5.875%, 02/01/22	770
EUR 500	LKQ Italia Bondco SpA, Reg. S, 3.875%, 04/01/24	566
176	MPG Holdco I, Inc., 7.375%, 10/15/22	190
	Schaeffler Finance BV, (Germany),
EUR 1,500	Reg. S, 3.250%, 05/15/25	1,718
EUR 1,200	Reg. S, 3.500%, 05/15/22	1,302
106	Tenneco, Inc., 5.375%, 12/15/24	111
1,610	TI Group Automotive Systems LLC, (United Kingdom), 8.750%, 07/15/23 (e)	1,731
1,085	UCI International LLC, 8.625%, 02/15/19 (d)	277
	ZF North America Capital, Inc., (Germany),
370	4.000%, 04/29/20 (e)	384
279	4.500%, 04/29/22 (e)	290
407	4.750%, 04/29/25 (e)	419
EUR 800	Reg. S, 2.750%, 04/27/23	899

		24,170

	Automobiles — 0.4%
	Fiat Chrysler Automobiles NV, (United Kingdom),
475	4.500%, 04/15/20	491
2,592	5.250%, 04/15/23	2,686
EUR 1,500	Reg. S, 3.750%, 03/29/24	1,656
3,600	Ford Motor Co., 4.750%, 01/15/43	3,482

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	105

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Automobiles — continued
GBP 1,211	Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 3.875%, 03/01/23	1,551
EUR 500	Peugeot SA, (France), Reg. S, 2.375%, 04/14/23	545
EUR 1,250	Volvo Car AB, (Sweden), Reg. S, 3.250%, 05/18/21	1,425

		11,836

	Distributors — 0.1%
EUR 1,100	Alliance Automotive Finance plc, (United Kingdom), Reg. S, 6.250%, 12/01/21	1,243

	Diversified Consumer Services — 0.1%
	Service Corp. International,
1,137	5.375%, 01/15/22	1,175
684	5.375%, 05/15/24	725

		1,900

	Hotels, Restaurants & Leisure — 1.4%
220	1011778 BC ULC, (Canada), 6.000%, 04/01/22 (e)	229
1,299	Boyd Gaming Corp., 6.875%, 05/15/23	1,403
	Caesars Entertainment Operating Co., Inc.,
2,567	8.500%, 02/15/20 (d)	2,875
1,800	9.000%, 02/15/20 (d)	2,023
65	CCM Merger, Inc., 9.125%, 05/01/19 (e)	67
EUR 1,000	Cirsa Funding Luxembourg SA, (Spain), Reg. S, 5.875%, 05/15/23	1,100
165	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	164
1,005	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	1,014
90	Hilton Worldwide Finance LLC, 5.625%, 10/15/21	93
	International Game Technology plc,
4,250	6.250%, 02/15/22 (e)	4,590
EUR 1,000	Reg. S, 4.750%, 02/15/23	1,156
1,850	Jack Ohio Finance LLC, 6.750%, 11/15/21 (e)	1,919
139	Landry’s, Inc., 6.750%, 10/15/24 (e)	144
500	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	530
3,465	McDonald’s Corp., 4.600%, 05/26/45	3,591
	MGM Resorts International,
35	4.625%, 09/01/26	34
165	5.250%, 03/31/20	174
2,900	6.000%, 03/15/23	3,161
5,310	7.750%, 03/15/22	6,199
235	8.625%, 02/01/19	260

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — continued
GBP 850	Pizzaexpress Financing 2 plc, (United Kingdom), Reg. S, 6.625%, 08/01/21	1,086
EUR 1,075	PortAventura Entertainment Barcelona BV, (Spain), Reg. S, 7.250%, 12/01/20	1,181
890	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	906
	Scientific Games International, Inc.,
210	7.000%, 01/01/22 (e)	223
390	10.000%, 12/01/22	414
475	Seminole Hard Rock Entertainment, Inc., 5.875%, 05/15/21 (e)	487
288	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	314
3,845	Wynn Las Vegas LLC, 5.500%, 03/01/25 (e)	3,903

		39,240

	Household Durables — 0.3%
102	American Greetings Corp., 7.875%, 02/15/25 (e)	107
240	CalAtlantic Group, Inc., 8.375%, 01/15/21	280
	Lennar Corp.,
156	4.500%, 06/15/19	161
565	6.950%, 06/01/18	596
2,000	Series B, 12.250%, 06/01/17	2,041
154	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	158
1,250	RSI Home Products, Inc., 6.500%, 03/15/23 (e)	1,300
	Tempur Sealy International, Inc.,
1,050	5.500%, 06/15/26	1,028
1,500	5.625%, 10/15/23	1,515
106	Toll Brothers Finance Corp., 4.875%, 11/15/25	108

		7,294

	Internet & Direct Marketing Retail — 0.0% (g)
EUR 800	eDreams ODIGEO SA, (Spain), 8.500%, 08/01/21 (e)	908

	Leisure Products — 0.1%
1,965	Vista Outdoor, Inc., 5.875%, 10/01/23	1,950

	Media — 3.4%
3,200	21st Century Fox America, Inc., 4.950%, 10/15/45	3,366
	Altice Luxembourg SA, (Luxembourg),
200	7.625%, 02/15/25 (e)	213
2,755	7.750%, 05/15/22 (e)	2,931
EUR 1,750	Reg. S, 7.250%, 05/15/22	1,968
	Altice US Finance I Corp.,
400	5.375%, 07/15/23 (e)	417
202	5.500%, 05/15/26 (e)	209

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
2,230	AMC Entertainment Holdings, Inc., 5.750%, 06/15/25	2,311
485	Cablevision Systems Corp., 8.000%, 04/15/20	536
10,325	Charter Communications Operating LLC, 4.908%, 07/23/25	10,893
	Clear Channel Worldwide Holdings, Inc.,
13,455	Series B, 6.500%, 11/15/22	13,934
3,000	Series B, 7.625%, 03/15/20	3,023
	CSC Holdings LLC,
205	6.750%, 11/15/21	225
185	8.625%, 02/15/19	205
1,195	10.125%, 01/15/23 (e)	1,383
	DISH DBS Corp.,
3,930	5.000%, 03/15/23	4,037
6,895	5.875%, 07/15/22	7,390
2,546	5.875%, 11/15/24	2,718
817	6.750%, 06/01/21	897
378	7.750%, 07/01/26	444
365	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	382
4,000	Nielsen Finance LLC, 5.000%, 04/15/22 (e)	4,110
300	Outfront Media Capital LLC, 5.625%, 02/15/24	315
8,065	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	8,599
1,340	Regal Entertainment Group, 5.750%, 06/15/23	1,393
EUR 650	SES SA, (Luxembourg), Reg. S, VAR, 4.625%, 01/02/22 (x) (y)	716
	Sinclair Television Group, Inc.,
361	5.375%, 04/01/21	372
1,989	6.125%, 10/01/22	2,081
	Sirius XM Radio, Inc.,
485	4.625%, 05/15/23 (e)	496
1,000	5.375%, 04/15/25 (e)	1,023
7,245	6.000%, 07/15/24 (e)	7,716
895	TEGNA, Inc., 6.375%, 10/15/23	953
2,000	Time, Inc., 5.750%, 04/15/22 (e)	2,062
EUR 2,100	Unitymedia Hessen GmbH & Co. KG, (Germany), Reg. S, 4.000%, 01/15/25	2,346
EUR 1,150	UPC Holding BV, (Netherlands), Reg. S, 6.375%, 09/15/22	1,289
1,262	WMG Acquisition Corp., 5.625%, 04/15/22 (e)	1,312
EUR 1,250	Ziggo Bond Finance BV, (Netherlands), Reg. S, 4.625%, 01/15/25	1,404

		93,669

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Multiline Retail — 0.0% (g)
2,015	Neiman Marcus Group Ltd. LLC, 8.750% (cash), 10/15/21 (e) (v)	1,159

	Specialty Retail — 0.3%
	Claire’s Stores, Inc.,
500	6.125%, 03/15/20 (e)	210
3,295	9.000%, 03/15/19 (e)	1,516
EUR 1,500	Dufry Finance SCA, (Switzerland), Reg. S, 4.500%, 08/01/23	1,707
4,826	PetSmart, Inc., 7.125%, 03/15/23 (e)	4,735
267	Radio Systems Corp., 8.375%, 11/01/19 (e)	278

		8,446

	Textiles, Apparel & Luxury Goods — 0.0% (g)
EUR 475	BiSoho SAS, (France), Reg. S, 5.875%, 05/01/23	537

	Total Consumer Discretionary	192,352

	Consumer Staples — 3.1%
	Beverages — 0.5%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
6,745	3.650%, 02/01/26	6,843
3,940	4.900%, 02/01/46	4,329
840	DS Services of America, Inc., (Canada), 10.000%, 09/01/21 (e)	912
3,270	PepsiCo, Inc., 3.450%, 10/06/46	3,010

		15,094

	Food & Staples Retailing — 0.8%
1,335	Albertsons Cos. LLC, 6.625%, 06/15/24 (e)	1,412
	CVS Health Corp.,
3,950	2.750%, 12/01/22	3,910
1,556	3.875%, 07/20/25	1,607
GBP 850	Iceland Bondco plc, (United Kingdom), Reg. S, 6.250%, 07/15/21	1,097
	Kroger Co. (The),
6,120	2.650%, 10/15/26	5,695
2,770	4.450%, 02/01/47	2,750
265	New Albertsons, Inc., 7.450%, 08/01/29	260
2,500	Rite Aid Corp., 6.125%, 04/01/23 (e)	2,649
190	SUPERVALU, Inc., 6.750%, 06/01/21	190
GBP 1,200	Tesco plc, (United Kingdom), 5.000%, 03/24/23	1,651

		21,221

	Food Products — 1.0%
GBP 500	Boparan Finance plc, (United Kingdom), Reg. S, 5.250%, 07/15/19	631
470	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	468

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	107

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food Products — continued
EUR 750	Campofrio Food Group SA, (Spain), Reg. S, 3.375%, 03/15/22	823
4,465	Danone SA, (France), 2.589%, 11/02/23 (e)	4,330
70	Darling Ingredients, Inc., 5.375%, 01/15/22	73
237	Dean Foods Co., 6.500%, 03/15/23 (e)	247
1,000	FAGE International SA, (Luxembourg), 5.625%, 08/15/26 (e)	1,027
	JBS USA LUX SA, (Brazil),
386	5.750%, 06/15/25 (e)	397
457	7.250%, 06/01/21 (e)	471
475	7.250%, 06/01/21 (e)	489
384	8.250%, 02/01/20 (e)	394
4,705	Kraft Heinz Foods Co., 4.375%, 06/01/46	4,449
EUR 1,000	Labeyrie Fine Foods SAS, (France), Reg. S, 5.625%, 03/15/21	1,084
	Lamb Weston Holdings, Inc.,
120	4.625%, 11/01/24 (e)	122
120	4.875%, 11/01/26 (e)	122
6,675	Mondelez International Holdings Netherlands BV, 2.000%, 10/28/21 (e)	6,415
211	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	217
85	Pinnacle Foods Finance LLC, 5.875%, 01/15/24	90
	Post Holdings, Inc.,
125	6.750%, 12/01/21 (e)	134
2,735	7.750%, 03/15/24 (e)	3,036
1,620	TreeHouse Foods, Inc., 6.000%, 02/15/24 (e)	1,705
96	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	99

		26,823

	Household Products — 0.0% (g)
165	Kronos Acquisition Holdings, Inc., (Canada), 9.000%, 08/15/23 (e)	168
	Spectrum Brands, Inc.,
205	5.750%, 07/15/25	218
86	6.125%, 12/15/24	92

		478

	Personal Products — 0.1%
870	Albea Beauty Holdings SA, (France), 8.375%, 11/01/19 (e)	907
355	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	375
	Prestige Brands, Inc.,
75	5.375%, 12/15/21 (e)	77
90	6.375%, 03/01/24 (e)	95
425	Revlon Consumer Products Corp., 6.250%, 08/01/24	437

		1,891

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Tobacco — 0.7%
	Altria Group, Inc.,
6,000	2.850%, 08/09/22	6,001
2,745	3.875%, 09/16/46	2,590
10,225	Reynolds American, Inc., 4.450%, 06/12/25	10,811

		19,402

	Total Consumer Staples	84,909

	Energy — 2.7%
	Energy Equipment & Services — 0.1%
400	CSI Compressco LP, 7.250%, 08/15/22	386
500	Parker Drilling Co., 7.500%, 08/01/20	487
683	Sea Trucks Group Ltd., (Nigeria), Reg. S, 9.000%, 03/26/18 (e) (d)	256
400	SESI LLC, 6.375%, 05/01/19	401
433	Transocean, Inc., 9.000%, 07/15/23 (e)	468

		1,998

	Oil, Gas & Consumable Fuels — 2.6%
434	Antero Resources Corp., 5.125%, 12/01/22	436
3,494	Boardwalk Pipelines LP, 5.950%, 06/01/26	3,958
1,065	Buckeye Partners LP, 3.950%, 12/01/26	1,058
281	California Resources Corp., 8.000%, 12/15/22 (e)	239
885	Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	914
2,030	Cenovus Energy, Inc., (Canada), 6.750%, 11/15/39	2,295
1,400	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	1,480
10	Cloud Peak Energy Resources LLC, 12.000%, 11/01/21	11
1,195	Concho Resources, Inc., 5.500%, 04/01/23	1,237
140	CONSOL Energy, Inc., 5.875%, 04/15/22	137
2,070	Continental Resources, Inc., 4.500%, 04/15/23	2,027
5,185	Encana Corp., (Canada), 6.500%, 08/15/34	5,933
3,070	Enterprise Products Operating LLC, 3.950%, 02/15/27	3,163
	EP Energy LLC,
665	8.000%, 02/15/25 (e)	648
4,352	9.375%, 05/01/20	4,254
4,195	Hess Corp., 5.800%, 04/01/47	4,460
1,004	Hilcorp Energy I LP, 5.000%, 12/01/24 (e)	961
3,000	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	2,663
850	MPLX LP, 5.200%, 03/01/47	868
3,435	Noble Energy, Inc., 5.250%, 11/15/43	3,621
	Oasis Petroleum, Inc.,
100	6.875%, 03/15/22	102
2,000	6.875%, 01/15/23	2,028

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,865	Phillips 66 Partners LP, 4.900%, 10/01/46	1,836
750	QEP Resources, Inc., 5.250%, 05/01/23	739
	Range Resources Corp.,
1,205	5.000%, 08/15/22 (e)	1,175
610	5.000%, 03/15/23 (e)	591
	Regency Energy Partners LP,
240	5.000%, 10/01/22	257
1,830	5.500%, 04/15/23	1,896
EUR 5,800	Repsol International Finance BV, (Spain), Reg. S, VAR, 4.500%, 03/25/75	6,223
EUR 800	Saipem Finance International BV, (Italy), Reg. S, 3.750%, 09/08/23	892
1,492	SM Energy Co., 6.500%, 11/15/21	1,526
1,985	Spectra Energy Partners LP, 3.375%, 10/15/26	1,916
1,585	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	1,614
EUR 3,650	TOTAL SA, (France), Reg. S, VAR, 3.875%, 05/18/22 (x) (y)	4,117
865	Transcanada Trust, (Canada), VAR, 5.625%, 05/20/75	900
1,725	Western Gas Partners LP, 5.450%, 04/01/44	1,829
	Whiting Petroleum Corp.,
275	5.000%, 03/15/19	277
2,000	5.750%, 03/15/21	1,990
1,654	WPX Energy, Inc., 7.500%, 08/01/20	1,782

		72,053

	Total Energy	74,051

	Financials — 10.6%
	Banks — 3.3%
	Bank of America Corp.,
4,390	3.248%, 10/21/27	4,210
8,190	3.500%, 04/19/26	8,124
1,000	4.250%, 10/22/26	1,019
3,645	5.650%, 05/01/18	3,804
5,961	Series AA, VAR, 6.100%, 03/17/25 (x) (y)	6,360
1,725	Series K, VAR, 8.000%, 01/30/18 (x) (y)	1,786
	CIT Group, Inc.,
400	5.000%, 05/15/18 (e)	405
430	5.000%, 08/15/22	456
	Citigroup, Inc.,
4,375	1.700%, 04/27/18	4,374
3,660	3.200%, 10/21/26	3,521
4,080	3.700%, 01/12/26	4,093
3,355	4.300%, 11/20/26	3,415

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
4,840	4.450%, 09/29/27	4,955
200	VAR, 5.950%, 01/30/23 (x) (y)	210
1,744	Series M, VAR, 6.300%, 05/15/24 (x) (y)	1,842
5,171	Series O, VAR, 5.875%, 03/27/20 (x) (y)	5,339
EUR 1,700	Commerzbank AG, (Germany), 7.750%, 03/16/21	2,172
GBP 2,200	Credit Agricole SA, (France), Reg. S, VAR, 8.125%, 10/26/19 (x) (y)	3,047
EUR 4,549	Intesa Sanpaolo SpA, (Italy), Reg. S, 6.625%, 09/13/23	5,685
	Lloyds Banking Group plc, (United Kingdom),
4,000	4.650%, 03/24/26	4,094
2,935	VAR, 7.500%, 06/27/24 (x) (y)	3,115
2,160	Royal Bank of Scotland Group plc, (United Kingdom), 6.125%, 12/15/22	2,296
1,504	Societe Generale SA, (France), VAR, 8.000%, 09/29/25 (e) (x) (y)	1,540
2,785	Toronto-Dominion Bank (The), (Canada), VAR, 3.625%, 09/15/31	2,744
	Wells Fargo & Co.,
5,505	2.500%, 03/04/21	5,511
5,970	3.000%, 04/22/26	5,765

		89,882

	Capital Markets — 2.8%
6,000	A10 Revolving Asset Financing LLC, VAR, 6.950%, 01/09/20	6,000
EUR 1,020	Credit Suisse AG, (Switzerland), Reg. S, VAR, 5.750%, 09/18/25	1,203
	Credit Suisse Group AG, (Switzerland),
3,330	4.282%, 01/09/28 (e)	3,339
2,600	VAR, 7.500%, 12/11/23 (e) (x) (y)	2,814
147	E*TRADE Financial Corp., 5.375%, 11/15/22	156
	Goldman Sachs Group, Inc. (The),
5,600	2.625%, 04/25/21	5,600
6,070	3.850%, 07/08/24	6,241
3,500	4.250%, 10/21/25	3,588
GBP 2,150	Reg. S, 4.250%, 01/29/26	3,015
500	Series L, VAR, 5.700%, 05/10/19 (x) (y)	515
2,645	Series M, VAR, 5.375%, 05/10/20 (x) (y)	2,718
EUR 3,800	ING Bank NV, (Netherlands), Reg. S, VAR, 3.000%, 04/11/28	4,232
	Morgan Stanley,
2,875	2.500%, 04/21/21	2,864
5,380	2.625%, 11/17/21	5,336
5,875	3.125%, 07/27/26	5,655
2,060	4.375%, 01/22/47	2,094

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	109

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
2,020	Series J, VAR, 5.550%, 07/15/20 (x) (y)	2,101
	UBS AG, (Switzerland),
3,815	Reg. S, 5.125%, 05/15/24	3,906
8,484	Reg. S, VAR, 4.750%, 05/22/23	8,701
	UBS Group AG, (Switzerland),
1,900	Reg. S, VAR, 7.000%, 02/19/25 (x) (y)	2,045
2,682	Reg. S, VAR, 7.125%, 02/19/20 (x) (y)	2,818
EUR 1,085	Volvo Treasury AB, (Sweden), Reg. S, VAR, 4.200%, 06/10/75	1,217

		76,158

	Consumer Finance — 1.7%
	AerCap Ireland Capital DAC, (Netherlands),
7,235	4.625%, 10/30/20	7,718
937	4.625%, 07/01/22	998
	Ally Financial, Inc.,
192	3.600%, 05/21/18	195
5,940	4.250%, 04/15/21	6,126
1,057	4.625%, 05/19/22	1,099
200	8.000%, 11/01/31	246
3,760	Capital One Financial Corp., 3.750%, 07/28/26	3,680
3,000	Ford Motor Credit Co. LLC, 4.389%, 01/08/26	3,087
	General Motors Financial Co., Inc.,
3,795	3.250%, 05/15/18	3,858
6,870	4.000%, 10/06/26	6,838
1,300	4.350%, 01/17/27	1,324
450	4.750%, 08/15/17	457
5,300	5.250%, 03/01/26	5,742
	Synchrony Financial,
2,505	3.750%, 08/15/21	2,580
3,740	4.250%, 08/15/24	3,871

		47,819

	Diversified Financial Services — 1.3%
641	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	604
415	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	375
7,675	EDP Finance BV, (Portugal), 5.250%, 01/14/21 (e)	8,190
3,048	GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/25	3,141
GBP 1,446	HBOS Capital Funding LP, (United Kingdom), Reg. S, VAR, 6.461%, 11/30/18 (x) (y)	1,902
173	Intelsat Connect Finance SA, (Luxembourg), 12.500%, 04/01/22 (e)	152
1,634	James Hardie International Finance Ltd., (Ireland), 5.875%, 02/15/23 (e)	1,695

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Financial Services — continued
EUR 800	Lincoln Finance Ltd., (Netherlands), Reg. S, 6.875%, 04/15/21	916
EUR 800	Monitchem HoldCo 3 SA, (Luxembourg), Reg. S, 5.250%, 06/15/21	879
25	Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21 (e)	26
EUR 500	ProGroup AG, (Germany), Reg. S, 5.125%, 05/01/22	563
	Shell International Finance BV, (Netherlands),
1,320	2.875%, 05/10/26	1,284
4,855	3.250%, 05/11/25	4,897
1,479	3.750%, 09/12/46	1,388
2,960	4.000%, 05/10/46	2,889
5,515	Siemens Financieringsmaatschappij NV, (Germany), 2.350%, 10/15/26 (e)	5,174
EUR 1,200	Worldpay Finance plc, (United Kingdom), Reg. S, 3.750%, 11/15/22	1,370

		35,445

	Insurance — 0.8%
	American International Group, Inc.,
2,626	4.125%, 02/15/24	2,729
2,374	4.875%, 06/01/22	2,577
	CNO Financial Group, Inc.,
112	4.500%, 05/30/20	116
298	5.250%, 05/30/25	307
480	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	514
	MetLife, Inc.,
2,500	4.721%, 12/15/44	2,702
4,320	6.400%, 12/15/36	4,774
	Prudential Financial, Inc.,
2,500	4.600%, 05/15/44	2,645
5,495	VAR, 5.875%, 09/15/42	5,989

		22,353

	Thrifts & Mortgage Finance — 0.7%
17,850	BPCE SA, (France), VAR, 1.608%, 06/23/17	17,875

	Total Financials	289,532

	Health Care — 3.8%
	Biotechnology — 0.2%
2,875	Biogen, Inc., 5.200%, 09/15/45	3,137
1,775	Gilead Sciences, Inc., 4.150%, 03/01/47	1,706

		4,843

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Equipment & Supplies — 0.6%
200	Alere, Inc., 7.250%, 07/01/18	202
EUR 1,000	Auris Luxembourg II SA, (Sweden), Reg. S, 8.000%, 01/15/23	1,151
2,215	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	2,315
1,605	Kinetic Concepts, Inc., 7.875%, 02/15/21 (e)	1,729
	Liberty Property LP,
2,810	3.375%, 06/15/23	2,814
2,755	4.400%, 02/15/24	2,918
	Mallinckrodt International Finance SA,
2,295	5.500%, 04/15/25 (e)	2,134
556	5.750%, 08/01/22 (e)	545
1,300	Stryker Corp., 4.625%, 03/15/46	1,365

		15,173

	Health Care Providers & Services — 1.7%
600	Acadia Healthcare Co., Inc., 6.500%, 03/01/24	637
350	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	356
295	Centene Corp., 4.750%, 01/15/25	303
675	Envision Healthcare Corp., 5.625%, 07/15/22	703
	HCA, Inc.,
6,700	5.375%, 02/01/25	7,010
8,207	7.500%, 02/15/22	9,469
1,500	Series 1, 5.875%, 05/01/23	1,631
	HealthSouth Corp.,
1,350	5.750%, 11/01/24	1,377
1,000	5.750%, 09/15/25	1,012
771	IASIS Healthcare LLC, 8.375%, 05/15/19	754
1,845	inVentiv Group Holdings, Inc., 7.500%, 10/01/24 (e)	1,928
1,500	Kindred Healthcare, Inc., 8.750%, 01/15/23	1,457
3,500	McKesson Corp., 3.796%, 03/15/24	3,614
EUR 800	Synlab Bondco plc, (United Kingdom), Reg. S, 6.250%, 07/01/22	918
448	Team Health Holdings, Inc., 6.375%, 02/01/25 (e)	445
	Tenet Healthcare Corp.,
500	4.375%, 10/01/21	504
2,650	4.500%, 04/01/21	2,683
254	5.000%, 03/01/19	254
110	6.000%, 10/01/20	117
500	6.750%, 02/01/20	509
3,500	6.750%, 06/15/23	3,469
75	7.500%, 01/01/22 (e)	81
3,085	8.000%, 08/01/20	3,155
2,742	8.125%, 04/01/22	2,879
175	VAR, 4.463%, 06/15/20	177

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — continued
1,645	UnitedHealth Group, Inc., 4.750%, 07/15/45	1,854
	Universal Health Services, Inc.,
83	3.750%, 08/01/19 (e)	85
117	4.750%, 08/01/22 (e)	120

		47,501

	Health Care Technology — 0.0% (g)
EUR 750	Quintiles IMS, Inc., Reg. S, 3.500%, 10/15/24	818

	Life Sciences Tools & Services — 0.1%
3,490	Thermo Fisher Scientific, Inc., 2.950%, 09/19/26	3,348

	Pharmaceuticals — 1.2%
	Actavis Funding SCS,
3,800	3.800%, 03/15/25	3,839
3,375	4.850%, 06/15/44	3,444
35	Capsugel SA, 7.000% (cash), 05/15/19 (e) (v)	35
525	Endo Ltd., 6.000%, 07/15/23 (e)	483
	Shire Acquisitions Investments Ireland DAC,
3,095	2.400%, 09/23/21	3,031
3,880	3.200%, 09/23/26	3,699
5,183	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 3.150%, 10/01/26	4,772
	Valeant Pharmaceuticals International, Inc.,
4,000	5.875%, 05/15/23 (e)	3,218
850	6.375%, 10/15/20 (e)	773
400	6.750%, 08/15/18 (e)	394
3,220	6.750%, 08/15/21 (e)	2,906
1,630	7.000%, 10/01/20 (e)	1,520
750	7.250%, 07/15/22 (e)	675
5,000	7.500%, 07/15/21 (e)	4,591

		33,380

	Total Health Care	105,063

	Industrials — 2.5%
	Aerospace & Defense — 0.3%
1,920	KLX, Inc., 5.875%, 12/01/22 (e)	2,021
EUR 1,500	Leonardo SpA, (Italy), 4.500%, 01/19/21	1,782
62	Orbital ATK, Inc., 5.250%, 10/01/21	64
1,830	TransDigm, Inc., 6.500%, 07/15/24	1,890
1,370	Triumph Group, Inc., 4.875%, 04/01/21	1,305

		7,062

	Air Freight & Logistics — 0.1%
2,000	Air Medical Group Holdings, Inc., 6.375%, 05/15/23 (e)	1,945
1,775	XPO Logistics, Inc., 6.500%, 06/15/22 (e)	1,864

		3,809

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	111

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Airlines — 0.2%
4,291	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.000%, 10/29/24	4,441

	Building Products — 0.1%
1,173	Masco Corp., 4.375%, 04/01/26	1,220
200	Masonite International Corp., 5.625%, 03/15/23 (e)	206
EUR 1,400	PCF GmbH, (Germany), Reg. S, 7.875%, 08/01/19	1,543

		2,969

	Commercial Services & Supplies — 0.5%
	ADT Corp. (The),
3,045	3.500%, 07/15/22	2,889
2,420	4.125%, 06/15/23	2,329
2,300	Clean Harbors, Inc., 5.125%, 06/01/21	2,352
150	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	144
165	Harland Clarke Holdings Corp., 6.875%, 03/01/20 (e)	167
1,590	Herc Rentals, Inc., 7.750%, 06/01/24 (e)	1,749
255	ILFC E-Capital Trust I, VAR, 4.670%, 12/21/65 (e)	240
1,625	ILFC E-Capital Trust II, VAR, 4.920%, 12/21/65 (e)	1,515
910	Prime Security Services Borrower LLC, 9.250%, 05/15/23 (e)	997
155	Quad/Graphics, Inc., 7.000%, 05/01/22	154
EUR 1,400	Verisure Holding AB, (Sweden), Reg. S, 6.000%, 11/01/22	1,616
60	West Corp., 5.375%, 07/15/22 (e)	58

		14,210

	Construction & Engineering — 0.1%
	AECOM,
401	5.125%, 03/15/27 (e)	408
380	5.750%, 10/15/22	400
240	5.875%, 10/15/24	262
680	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	679
405	MasTec, Inc., 4.875%, 03/15/23	405

		2,154

	Electrical Equipment — 0.1%
950	General Cable Corp., 5.750%, 10/01/22	931
EUR 1,500	NEW Areva Holding SA, (France), 4.375%, 11/06/19	1,616

		2,547

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Industrial Conglomerates — 0.1%
1,153	General Electric Co., 3.450%, 05/15/24	1,202
1,710	Roper Technologies, Inc., 3.800%, 12/15/26	1,729

		2,931

	Machinery — 0.3%
37	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	38
1,000	Bluewater Holding BV, (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	730
EUR 275	Galapagos Holding SA, (Luxembourg), Reg. S, 7.000%, 06/15/22	256
103	Oshkosh Corp., 5.375%, 03/01/25	107
1,680	SPX FLOW, Inc., 5.625%, 08/15/24 (e)	1,726
3,715	Terex Corp., 6.500%, 04/01/20	3,788
530	Xylem, Inc., 4.375%, 11/01/46	533

		7,178

	Marine — 0.0% (g)
159	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.500%, 11/02/20 (e)	151
803	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	160

		311

	Road & Rail — 0.5%
3,940	Avis Budget Car Rental LLC, 5.500%, 04/01/23	3,940
EUR 1,150	Europcar Groupe SA, (France), Reg. S, 5.750%, 06/15/22	1,285
	Hertz Corp. (The),
2,550	6.250%, 10/15/22	2,451
5,000	7.375%, 01/15/21	5,013

		12,689

	Trading Companies & Distributors — 0.2%
2,000	H&E Equipment Services, Inc., 7.000%, 09/01/22	2,105
EUR 600	Rexel SA, (France), Reg. S, 3.500%, 06/15/23	665
	United Rentals North America, Inc.,
1,560	6.125%, 06/15/23	1,638
1,788	7.625%, 04/15/22	1,867

		6,275

	Transportation Infrastructure — 0.0% (g)
EUR 800	Swissport Investments SA, (Luxembourg), Reg. S, 6.750%, 12/15/21	929

	Total Industrials	67,505

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Information Technology — 3.2%
	Communications Equipment — 0.4%
39	Alcatel-Lucent USA, Inc., (France), 6.450%, 03/15/29	43
179	Avaya, Inc., 10.500%, 03/01/21 (e) (d)	49
2,625	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	2,809
286	Goodman Networks, Inc., 12.125%, 07/01/18	114
5,105	Harris Corp., 4.854%, 04/27/35	5,512
1,240	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	1,324

		9,851

	Electronic Equipment, Instruments & Components — 0.3%
2,000	Anixter, Inc., 5.500%, 03/01/23	2,095
800	Belden, Inc., 5.500%, 09/01/22 (e)	825
4,590	Zebra Technologies Corp., 7.250%, 10/15/22	4,966

		7,886

	Internet Software & Services — 0.0% (g)
1,345	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	1,417

	IT Services — 0.4%
	Alliance Data Systems Corp.,
500	5.375%, 08/01/22 (e)	498
495	5.875%, 11/01/21 (e)	512
8,420	First Data Corp., 5.750%, 01/15/24 (e)	8,725

		9,735

	Semiconductors & Semiconductor Equipment — 0.8%
4,850	Amkor Technology, Inc., 6.625%, 06/01/21	4,953
	Analog Devices, Inc.,
2,920	3.500%, 12/05/26	2,914
380	4.500%, 12/05/36	381
2,040	Intel Corp., 4.900%, 07/29/45	2,325
	Micron Technology, Inc.,
447	5.250%, 08/01/23 (e)	451
3,460	5.250%, 01/15/24 (e)	3,503
107	5.500%, 02/01/25	111
890	7.500%, 09/15/23 (e)	992
	NXP BV, (Netherlands),
3,000	5.750%, 02/15/21 (e)	3,088
600	5.750%, 03/15/23 (e)	633
2,495	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	2,688

		22,039

	Software — 0.7%
107	CURO Financial Technologies Corp., 12.000%, 03/01/22 (e)	110
2,250	Infor Software Parent LLC, 7.125% (cash), 05/01/21 (e) (v)	2,312

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Software — continued
3,400	Infor US, Inc., 6.500%, 05/15/22	3,536
890	Informatica LLC, 7.125%, 07/15/23 (e)	863
	Microsoft Corp.,
6,495	2.700%, 02/12/25	6,412
1,815	3.700%, 08/08/46	1,719
4,920	Oracle Corp., 4.000%, 07/15/46	4,804
790	Veritas US, Inc., 7.500%, 02/01/23 (e)	837

		20,593

	Technology Hardware, Storage & Peripherals — 0.6%
	Apple, Inc.,
1,870	3.350%, 02/09/27	1,898
3,945	3.850%, 08/04/46	3,797
5,125	Diamond 1 Finance Corp., 6.020%, 06/15/26 (e)	5,651
	NCR Corp.,
33	5.000%, 07/15/22	34
10	5.875%, 12/15/21	10
30	6.375%, 12/15/23	32
	Western Digital Corp.,
2,045	7.375%, 04/01/23 (e)	2,237
2,000	10.500%, 04/01/24	2,337

		15,996

	Total Information Technology	87,517

	Materials — 1.6%
	Chemicals — 0.9%
3,455	Ashland LLC, 4.750%, 08/15/22	3,586
	Axalta Coating Systems LLC,
397	4.875%, 08/15/24 (e)	405
EUR 250	Reg. S, 4.250%, 08/15/24	284
1,725	CF Industries, Inc., 4.500%, 12/01/26 (e)	1,767
4,555	Hexion, Inc., 6.625%, 04/15/20	4,236
	Huntsman International LLC,
3,835	4.875%, 11/15/20	3,988
250	5.125%, 11/15/22	263
EUR 900	Ineos Finance plc, (United Kingdom), Reg. S, 4.000%, 05/01/23	993
	INEOS Group Holdings SA, (Luxembourg),
720	5.625%, 08/01/24 (e)	734
5,300	5.875%, 02/15/19 (e)	5,378
500	PolyOne Corp., 5.250%, 03/15/23	515
EUR 1,000	PSPC Escrow Corp., Reg. S, 6.000%, 02/01/23	1,113
239	Rain CII Carbon LLC, 8.000%, 12/01/18 (e)	239
1,470	Scotts Miracle-Gro Co. (The), 6.000%, 10/15/23	1,566
EUR 700	Trinseo Materials Operating SCA, Reg. S, 6.375%, 05/01/22	797
500	Westlake Chemical Corp., 4.875%, 05/15/23 (e)	520

		26,384

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	113

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Construction Materials — 0.1%
725	Cemex Finance LLC, (Mexico), 9.375%, 10/12/22 (e)	787
1,071	Cemex SAB de CV, (Mexico), 7.750%, 04/16/26 (e)	1,198

		1,985

	Containers & Packaging — 0.3%
	Ardagh Packaging Finance plc, (Ireland),
EUR 1,250	Reg. S, 6.750%, 05/15/24	1,465
477	VAR, 3.963%, 12/15/19 (e)	487
EUR 800	Ball Corp., 4.375%, 12/15/23	954
EUR 1,150	Crown European Holdings SA, Reg. S, 4.000%, 07/15/22	1,352
1,660	Reynolds Group Issuer, Inc., (New Zealand), 5.750%, 10/15/20	1,710
EUR 1,500	SIG Combibloc Holdings SCA, (Luxembourg), Reg. S, 7.750%, 02/15/23	1,712

		7,680

	Metals & Mining — 0.3%
209	Aleris International, Inc., 7.875%, 11/01/20	207
	Anglo American Capital plc, (United Kingdom),
EUR 650	Reg. S, 3.250%, 04/03/23	751
EUR 2,000	Reg. S, 3.500%, 03/28/22	2,341
500	ArcelorMittal, (Luxembourg), 7.000%, 02/25/22	569
GBP 100	BHP Billiton Finance Ltd., (Australia), Reg. S, VAR, 6.500%, 10/22/77	142
280	Coeur Mining, Inc., 7.875%, 02/01/21	289
20	Freeport-McMoRan, Inc., 3.550%, 03/01/22	19
1,835	Glencore Finance Canada Ltd., (Switzerland), 5.550%, 10/25/42 (e)	1,950
610	Hecla Mining Co., 6.875%, 05/01/21	630
	Lundin Mining Corp., (Canada),
260	7.500%, 11/01/20 (e)	276
230	7.875%, 11/01/22 (e)	252
510	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	515

		7,941

	Paper & Forest Products — 0.0% (g)
EUR 802	Smurfit Kappa Acquisitions Unltd Co., (Ireland), Reg. S, 3.250%, 06/01/21	918

	Total Materials	44,908

	Real Estate — 0.9%
	Equity Real Estate Investment Trusts (REITs) — 0.8%
2,000	American Tower Corp., 3.125%, 01/15/27	1,878

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Equity Real Estate Investment Trusts (REITs) — continued
4,680	Communications Sales & Leasing, Inc., 6.000%, 04/15/23 (e)	4,914
	Crown Castle International Corp.,
5,585	2.250%, 09/01/21	5,432
1,840	3.700%, 06/15/26	1,816
1,640	DDR Corp., 7.875%, 09/01/20	1,904
925	Equinix, Inc., 5.875%, 01/15/26	988
	GEO Group, Inc. (The),
1,000	5.875%, 01/15/22	1,041
600	5.875%, 10/15/24	618
130	Iron Mountain, Inc., 5.750%, 08/15/24	134
4,555	Realty Income Corp., 3.000%, 01/15/27	4,331

		23,056

	Real Estate Management & Development — 0.1%
1,500	Realogy Group LLC, 5.250%, 12/01/21 (e)	1,560

	Total Real Estate	24,616

	Telecommunication Services — 5.2%
	Diversified Telecommunication Services — 4.1%
	Altice Financing SA, (Luxembourg),
200	6.500%, 01/15/22 (e)	209
1,579	6.625%, 02/15/23 (e)	1,662
EUR 1,800	Reg. S, 5.250%, 02/15/23	2,037
	AT&T, Inc.,
6,260	4.800%, 06/15/44	5,908
1,850	5.150%, 03/15/42	1,842
2,205	5.250%, 03/01/37	2,273
	CCO Holdings LLC,
1,000	5.125%, 05/01/23 (e)	1,038
3,867	5.375%, 05/01/25 (e)	4,051
2,880	5.500%, 05/01/26 (e)	3,056
5,925	5.750%, 02/15/26 (e)	6,340
255	5.875%, 04/01/24 (e)	273
	CenturyLink, Inc.,
1,650	Series T, 5.800%, 03/15/22	1,704
4,560	Series W, 6.750%, 12/01/23	4,771
185	Cincinnati Bell, Inc., 7.000%, 07/15/24 (e)	196
2,000	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	2,040
122	Consolidated Communications, Inc., 6.500%, 10/01/22	122
EUR 1,000	eircom Finance DAC, (Ireland), Reg. S, 4.500%, 05/31/22	1,109
1,726	Embarq Corp., 7.995%, 06/01/36	1,732

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Frontier Communications Corp.,
161	6.250%, 09/15/21	154
4,750	6.875%, 01/15/25	4,002
410	8.500%, 04/15/20	435
597	9.250%, 07/01/21	630
282	10.500%, 09/15/22	293
1,148	11.000%, 09/15/25	1,154
	Hughes Satellite Systems Corp.,
2,604	5.250%, 08/01/26 (e)	2,646
77	6.625%, 08/01/26 (e)	80
	Intelsat Jackson Holdings SA, (Luxembourg),
4,096	5.500%, 08/01/23	3,395
193	7.250%, 04/01/19	185
2,715	7.250%, 10/15/20	2,511
2,750	7.500%, 04/01/21	2,516
527	8.000%, 02/15/24 (e)	570
	Level 3 Financing, Inc.,
1,234	5.375%, 08/15/22	1,279
3,250	5.375%, 05/01/25	3,356
134	5.625%, 02/01/23	138
30	VAR, 4.762%, 01/15/18	30
EUR 1,000	Matterhorn Telecom SA, (Luxembourg), Reg. S, 3.875%, 05/01/22	1,099
EUR 800	OTE plc, (Greece), Reg. S, 3.500%, 07/09/20	852
1,120	SBA Communications Corp., 4.875%, 09/01/24 (e)	1,114
	SFR Group SA, (France),
2,715	6.000%, 05/15/22 (e)	2,817
1,080	6.250%, 05/15/24 (e)	1,096
EUR 1,000	Reg. S, 5.375%, 05/15/22	1,105
6,220	Sprint Capital Corp., 8.750%, 03/15/32	7,464
	Telecom Italia SpA, (Italy),
EUR 1,500	Reg. S, 3.250%, 01/16/23	1,680
EUR 1,100	Reg. S, 3.625%, 05/25/26	1,209
EUR 1,500	Telenet Finance V Luxembourg SCA, (Luxembourg), Reg. S, 6.250%, 08/15/22	1,676
2,375	UPCB Finance IV Ltd., (Netherlands), 5.375%, 01/15/25 (e)	2,428
	Verizon Communications, Inc.,
1,710	3.850%, 11/01/42	1,449
1,305	4.125%, 08/15/46	1,142
4,530	4.862%, 08/21/46	4,442
2,920	5.012%, 04/15/49 (e)	2,865
EUR 1,500	Virgin Media Finance plc, (United Kingdom), Reg. S, 4.500%, 01/15/25	1,673

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Diversified Telecommunication Services — continued
1,595	Virgin Media Secured Finance plc, (United Kingdom), 5.500%, 08/15/26 (e)	1,635
	Wind Acquisition Finance SA, (Italy),
1,660	7.375%, 04/23/21 (e)	1,729
EUR 700	Reg. S, 7.000%, 04/23/21	772
	Windstream Services LLC,
875	6.375%, 08/01/23	794
1,100	7.500%, 06/01/22	1,089
2,275	7.500%, 04/01/23	2,184
3,825	7.750%, 10/01/21	3,947
2,315	Zayo Group LLC, 6.000%, 04/01/23	2,448

		112,446

	Wireless Telecommunication Services — 1.1%
200	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	207
	Sprint Communications, Inc.,
250	6.000%, 11/15/22	259
223	7.000%, 03/01/20 (e)	243
151	7.000%, 08/15/20	163
450	9.000%, 11/15/18 (e)	493
	Sprint Corp.,
98	7.125%, 06/15/24	106
234	7.250%, 09/15/21	255
12,309	7.875%, 09/15/23	13,694
	Telefonica Europe BV, (Spain),
EUR 700	Reg. S, VAR, 5.875%, 03/31/24 (x) (y)	812
EUR 2,500	Reg. S, VAR, 6.500%, 09/18/18 (x)(y)	2,848
EUR 2,200	Reg. S, VAR, 7.625%, 09/18/21 (x) (y)	2,727
	T-Mobile USA, Inc.,
357	5.250%, 09/01/18	361
327	6.125%, 01/15/22	346
243	6.464%, 04/28/19	245
2,300	6.500%, 01/15/24	2,471
750	6.500%, 01/15/26	824
225	6.625%, 04/01/23	239
1,622	6.633%, 04/28/21	1,687
1,137	6.731%, 04/28/22	1,183
128	6.836%, 04/28/23	137

		29,300

	Total Telecommunication Services	141,746

	Utilities — 2.1%
	Electric Utilities — 1.0%
1,230	AEP Transmission Co. LLC, 3.100%, 12/01/26 (e)	1,220
7,130	Emera US Finance LP, (Canada), 3.550%, 06/15/26	7,039

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	115

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
GBP 600	Enel Finance International NV, (Italy), Reg. S, 5.625%, 08/14/24	910
EUR 2,544	Enel SpA, (Italy), Reg. S, VAR, 6.500%, 01/10/74	2,911
3,135	Entergy Corp., 2.950%, 09/01/26	2,989
5,040	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	5,572
6,075	ITC Holdings Corp., 3.250%, 06/30/26	5,949
2,500	Texas Competitive Electric Holdings Co. LLC, 8.500%, 05/01/20 (d)	8

		26,598

	Gas Utilities — 0.1%
2,496	Sabine Pass Liquefaction LLC, 5.625%, 04/15/23	2,745

	Independent Power & Renewable Electricity Producers — 0.4%
2,275	AES Corp., 5.500%, 04/15/25	2,304
	Calpine Corp.,
601	5.375%, 01/15/23	607
599	5.750%, 01/15/25	593
	Dynegy, Inc.,
835	7.375%, 11/01/22	820
2,540	7.625%, 11/01/24	2,413
1,470	Exelon Generation Co. LLC, 2.950%, 01/15/20	1,489
615	GenOn Energy, Inc., 9.875%, 10/15/20	452
	NRG Energy, Inc.,
1,280	6.625%, 01/15/27 (e)	1,258
185	7.875%, 05/15/21	192

		10,128

	Multi-Utilities — 0.6%
1,415	CMS Energy Corp., 2.950%, 02/15/27	1,350
10,395	Dominion Resources, Inc., 3.625%, 12/01/24	10,533
GBP 1,800	NGG Finance plc, (United Kingdom), Reg. S, VAR, 5.625%, 06/18/73	2,462
2,360	Sempra Energy, 2.875%, 10/01/22	2,349

		16,694

	Total Utilities	56,165

	Total Corporate Bonds (Cost $1,164,364)	1,168,364

Foreign Government Securities — 13.6%
BRL 175,000	Brazil Notas do Tesouro Nacional, (Brazil), Series F, 10.000%, 01/01/25	55,640
JPY 16,425,000	Japan Government Bond, (Japan), Series 371, 0.100%, 12/15/18	147,225

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

RUB 3,293,560	Russian Federation, (Russia), Series 6209, 7.600%, 07/20/22	55,042
GBP 43,210	United Kingdom Gilt, (United Kingdom), Reg. S, 2.000%, 09/07/25	58,331
MXN 1,135,000	United Mexican States, (Mexico), Series M, 6.500%, 06/09/22	54,908

	Total Foreign Government Securities (Cost $369,795)	371,146

Mortgage-Backed Security — 9.9%
273,160	FNMA, 30 Year, Single Family, TBA, 3.000%, 03/25/47 (w) (Cost $270,561)	271,320

Municipal Bonds — 1.1% (t)
	California — 0.1%
3,105	City of Los Angeles, Department of Water & Power, Water System, Series A, Rev., 5.000%, 07/01/32	3,629

	Connecticut — 0.2%
3,975	State of Connecticut Special Tax Revenue, Rev., 5.000%, 09/01/31	4,554

	District of Columbia — 0.3%
5,720	District of Columbia, GO, 5.000%, 06/01/33	6,681

	Maryland — 0.1%
2,695	Maryland Stadium Authority, Rev., 5.000%, 05/01/30	3,127

	Massachusetts — 0.2%
4,460	Commonwealth of Massachusetts, Series H, GO, 5.000%, 12/01/26	5,457

	Washington — 0.2%
	Central Puget Sound Regional Transit Authority,
1,170	Rev., 5.000%, 11/01/30	1,397
955	Rev., 5.000%, 11/01/31	1,134
1,505	Rev., 5.000%, 11/01/32	1,777
720	Rev., 5.000%, 11/01/33	845

		5,153

	Total Municipal Bonds (Cost $28,457)	28,601

U.S. Treasury Obligations — 10.4%
109,680	U.S. Treasury Inflation Indexed Bond, 1.000%, 02/15/46	115,371
171,365	U.S. Treasury Inflation Indexed Note, 0.125%, 07/15/26	169,572

	Total U.S. Treasury Obligations (Cost $294,066)	284,943

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — 0.0% (g)
		Telecommunication Services — 0.0% (g)
		Wireless Telecommunication Services — 0.0% (g)
27		NII Holdings, Inc. (a)	54

		Utilities — 0.0% (g)
		Electric Utilities — 0.0% (g)
42		Vistra Energy Corp.	674

		Total Common Stocks (Cost $1,139)	728

Preferred Stock — 0.0% (g)
		Financials — 0.0% (g)
		Insurance — 0.0% (g)
—	(h)	XLIT Ltd., (Ireland), Series D, VAR, 4.143%, 04/17/17 ($1,000 par value) @ (Cost $344)	355

PRINCIPAL AMOUNT
Loan Assignments — 0.7%
		Consumer Discretionary — 0.4%
		Diversified Consumer Services — 0.0% (g)
631		Spin Holdco, Inc., Initial Term Loan, VAR, 4.285%, 11/14/19	628

		Hotels, Restaurants & Leisure — 0.2%
128		Landry’s, Inc., 1st Lien Term Loan, VAR, 4.029%, 09/22/23	129
5,218		Lila Mexican Holdings LLC, Tranche B, VAR, 3.770%, 08/11/22	5,128
609		Scientific Games Corp., Initial Term Loan, VAR, 4.845%, 10/18/20	619

			5,876

		Media — 0.2%
400		Clear Channel Communications, Inc., Term Loan D, VAR, 7.531%, 01/30/19	347
949		Clear Channel Communications, Inc., Tranche E Term Loan, VAR, 8.281%, 07/30/19	821
211		Tribune Media Co., Term Loan B, VAR, 3.781%, 12/27/20	211
1,208		Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	1,211
974		Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	977

			3,567

		Specialty Retail — 0.0% (g)
559		J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21 ^	319

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — continued
625	PetSmart, Inc., Term Loan B, VAR, 4.000%, 03/11/22	616
		935

	Total Consumer Discretionary	11,006

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
886	Albertson’s LLC, Term Loan B-6, VAR, 4.302%, 06/22/23	898
475	Moran Foods LLC, Term Loan B, VAR, 7.000%, 11/29/23	471
230	SUPERVALU, Inc., Term Loan B, VAR, 5.500%, 03/21/19	232

		1,601

	Food Products — 0.0% (g)
823	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.549%, 11/01/18	825

	Total Consumer Staples	2,426

	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
126	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	124

	Health Care — 0.1%
	Health Care Equipment & Supplies — 0.1%
440	Mallinckrodt International Finance SA, Incremental Term B-1 Loan, VAR, 3.748%, 03/19/21	441
370	Mallinckrodt International Finance SA, Initial Term B Loan, VAR, 3.498%, 03/19/21	370

		811

	Health Care Providers & Services — 0.0% (g)
671	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	671

	Pharmaceuticals — 0.0% (g)
86	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21 ^	70

	Total Health Care	1,552

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
99	Garda World Security Corp., Term B Delayed Draw Loan, (Canada), VAR, 4.000%, 11/06/20	99
385	Garda World Security Corp., Term B Loan, VAR, 4.000%, 11/06/20	387

		486

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	117

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Industrial Conglomerates — 0.0% (g)
189	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	181

	Marine — 0.0% (g)
400	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.563%, 07/25/21	370

	Total Industrials	1,037

	Information Technology — 0.1%
	Communications Equipment — 0.0% (g)
96	Avaya, Inc., DIP Term Loan, VAR, 4.983%, 01/19/18 (d)	99
60	Avaya, Inc., Extending Tranche Term Loan B-3, VAR, 5.537%, 10/26/17	48
130	Avaya, Inc., Term Loan B-6, VAR, 6.532%, 03/31/18 (d)	103
569	Avaya, Inc., Term Loan B-7, VAR, 6.282%, 05/29/20 (d)	454

		704

	IT Services — 0.1%
1,341	First Data Corp., Term Loan, VAR, 3.779%, 03/24/21	1,352

	Total Information Technology	2,056

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
339	Gemini HDPE LLC, Advance Term Loan, VAR, 4.039%, 08/06/21	343

	Containers & Packaging — 0.0% (g)
258	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.009%, 12/17/19	259

	Total Materials	602

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
758	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	764
160	Consolidated Communications, Inc., Term Loan B-2, VAR, 4.000%, 10/05/23 ^	161
	Total Telecommunication Services	925

	Total Loan Assignments (Cost $19,931)	19,728

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
42	Vistra Energy Corp., expiring 12/31/49 (a) (Cost $—)	50

SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
30,540	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.850% (b) (l) † (Cost $30,552)	30,552

	Total Investments — 108.0% (Cost $2,959,175)	2,957,139
	Liabilities in Excess of Other Assets — (8.0)%	(218,450)

	NET ASSETS — 100.0%	$2,738,689

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
114	Euro-Bobl	03/08/17	EUR	16,272	235
97	Euro-Bund	03/08/17	EUR	17,063	419
20	Euro-Buxl 30-Year Bond	03/08/17	EUR	3,679	40
1,009	10 Year Australian Government Bond	03/15/17	AUD	99,211	3
1,139	10 Year Canadian Government Bond	06/21/17	CAD	117,785	797
10	U.S. Treasury Long Bond	06/21/17	USD	1,516	15
112	Long Gilt	06/28/17	GBP	17,682	289
5	2 Year U.S. Treasury Note	06/30/17	USD	1,082	1
1,079	5 Year U.S. Treasury Note	06/30/17	USD	127,002	234

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(586)	Euro-Bund	03/08/17	EUR	(103,085)	(2,614)
(3,652)	10 Year U.S. Treasury Note	06/21/17	USD	(454,959)	(1,147)
(324)	U.S. Treasury Long Bond	06/21/17	USD	(49,137)	(555)
(893)	U.S. Ultra Bond	06/21/17	USD	(144,471)	(1,756)
(24)	Long Gilt	06/28/17	GBP	(3,789)	(63)
(5,336)	5 Year U.S. Treasury Note	06/30/17	USD	(628,064)	(845)
(4,591)	90 Day Eurodollar	12/17/18	USD	(1,124,852)	1,596

					(3,351)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT FEBRUARY 28, 2017		NET UNREALIZED APPRECIATION (DEPRECIATION)
1,003,953	MXN
64,747	for CAD	Goldman Sachs International	03/06/17	48,749	#	49,938	#	1,189
37,051	CAD	Goldman Sachs International	03/06/17	28,300		27,896		(404)
38,452	CAD	State Street Corp.	03/06/17	29,124		28,951		(173)
1,114	EUR	Australia and New Zealand Banking Group Ltd.	03/06/17	1,187		1,181		(6)
7,995	EUR	Goldman Sachs International	03/06/17	8,470		8,471		1
525	EUR	HSBC Bank, NA	03/06/17	558		557		(1)
88	EUR	National Australia Bank Ltd.	03/06/17	94		93		(1)
288	EUR	Standard Chartered Bank	03/06/17	309		305		(4)
2,594	EUR	State Street Corp.	03/06/17	2,780		2,748		(32)
386	EUR	TD Bank Financial Group	03/06/17	413		409		(4)
361	GBP	Australia and New Zealand Banking Group Ltd.	03/06/17	446		448		2
49,237	GBP	HSBC Bank, NA	03/06/17	61,797		61,100		(697)
860	GBP	National Australia Bank Ltd.	03/06/17	1,075		1,067		(8)
15,918	GBP	Royal Bank of Canada	03/06/17	19,947		19,752		(195)
409,856	MXN	BNP Paribas	03/06/17	18,975		20,387		1,412
171,063	MXN	Goldman Sachs International	03/06/17	8,190		8,509		319
356,572	MXN	HSBC Bank, NA	03/06/17	16,629		17,736		1,107
400,647	MXN	National Australia Bank Ltd.	03/06/17	18,613		19,929		1,316
267,764	MXN	Standard Chartered Bank	05/15/17	13,350		13,186		(164)
				279,006		282,663		3,657

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	119

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
9,933	AUD	National Australia Bank Ltd.	05/15/17	7,625	7,603	22
10,756	CAD	Royal Bank of Canada	03/06/17	8,121	8,098	23
37,051	CAD	Goldman Sachs International	05/15/17	28,316	27,913	403
136	EUR	Australia and New Zealand Banking Group Ltd.	03/06/17	143	144	(1)
158	EUR	BNP Paribas	03/06/17	166	167	(1)
6,249	EUR	Citibank, NA	03/06/17	6,563	6,621	(58)
159	EUR	Goldman Sachs International	03/06/17	169	168	1
105,649	EUR	HSBC Bank, NA	03/06/17	111,710	111,941	(231)
2,022	EUR	National Australia Bank Ltd.	03/06/17	2,164	2,143	21
700	EUR	Standard Chartered Bank	03/06/17	741	741	— (h)
7,995	EUR	Goldman Sachs International	05/15/17	8,498	8,499	(1)
1,041	EUR	National Australia Bank Ltd.	05/15/17	1,108	1,107	1
65,295	GBP	Royal Bank of Canada	03/06/17	80,322	81,027	(705)
70	GBP	State Street Corp.	03/06/17	88	88	— (h)
15,090	GBP	TD Bank Financial Group	03/06/17	18,673	18,725	(52)
49,237	GBP	HSBC Bank, NA	05/15/17	61,904	61,205	699
16,521,804	JPY	Credit Suisse International	04/19/17	140,436	147,373	(6,937)
1,184,438	MXN	BNP Paribas	03/06/17	54,889	58,917	(4,028)
803,916	MXN	Goldman Sachs International	03/06/17	38,515	39,988	(1,473)
353,736	MXN	Royal Bank of Canada	03/06/17	16,896	17,595	(699)
310,832	MXN	Citibank, NA	05/15/17	15,447	15,307	140
				602,494	615,370	(12,876)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at February 28, 2017 of the currency being sold, and the value at February 28, 2017 is the U.S. dollar market value of the currency being purchased.

Credit Default Swaps — Buy Protection [1]

Corporate Issuers:

SWAP COUNTERPARTY/REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2017 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Barclays Bank plc:
Iron Mountain, Inc., 5.750%, 08/15/24	5.000% quarterly	12/20/17	0.469%	4,000	(187)	455
Deutsche Bank AG, New York:
Freescale Semiconductor, Inc., 8.050%, 02/01/20	5.000% quarterly	09/20/17	0.095	1,000	(37)	(141)
TRW Automotive, Inc., 7.250%, 03/15/17	1.000% quarterly	12/20/17	0.187	2,825	(24)	(215)

					(248)	99

[1] The

Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2] Implied

credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e.,make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[3] The	notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4] Upfront

premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

J.P. Morgan Income Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

ABS	— Asset-Backed Security
ABX	— Asset-Backed Securities Index
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CDO	— Collateralized Debt Obligation
CDX	— Credit Default Swap Index
CHF	— Swiss Franc
CLO	— Collateralized Loan Obligation
CLP	— Chilean Peso
CMBX	— Commercial Mortgage-Backed Securities Index
CNH	— China Yuan (offshore)
CNY	— China Yuan (onshore)
COP	— Colombian Peso
CSMC	— Credit Suisse Mortgage Trust
DIP	— Debtor-in-possession
EUR	— Euro
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
GO	— General Obligation
HUF	— Hungarian Forint
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2017. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— Korean Republic Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PLN	— Polish Zloty
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
RUB	— Russian Ruble
SGD	— Singapore Dollar
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2017.
TBA	— To Be Announced

TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2017.
ZAR	— South African Rand
†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

	Fund	Value
	Emerging Markets Debt Fund	$750
	Strategic Income Opportunities Fund	4,624
	Total Return Fund	10
	Unconstrained Debt Fund	670

††	— Non-deliverable forward. See Note 2.F.(3). in the Notes to Financial Statements.
^	— All or a portion of the security is unsettled as of February 28, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	— The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of February 28, 2017.
(a)	— Non-income producing security.
(b)

—  Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%
(h)	— Amount rounds to less than 500.
(k)	— All or a portion of this security is deposited with the broker as initial margin for future contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of February 28, 2017.
(n)	— The rate shown is the effective yield as of February 28, 2017.
(r)	— Rates shown are per annum and payments are as described.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2017.

(y)	— Preferred Security.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	121

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2017

(Amounts in thousands, except per share amounts)

	Corporate Bond Fund	Emerging Markets Corporate Debt Fund		Emerging Markets Debt Fund
ASSETS:
Investments in non-affiliates, at value	$1,862,458	$214,443		$950,696
Investments in affiliates, at value	13,150	22,493		5,183
Investments in affiliates — restricted, at value	—	—		750

Total investment securities, at value	1,875,608	236,936		956,629
Cash	98	—		—	(a)
Foreign currency, at value	55	—		644
Deposits at broker for futures contracts	122	—		—
Due from custodian	—	4,801		17,729
Receivables:
Investment securities sold	99,872	112		17,327
Fund shares sold	410	1		1,331
Interest from non-affiliates	17,286	3,195		15,089
Dividends from affiliates	43	14		12
Variation margin on futures contracts	—	—		—	(a)
Unrealized appreciation on forward foreign currency exchange contracts	31	2		6,401

Total Assets	1,993,525	245,061		1,015,162

LIABILITIES:
Payables:
Due to custodian	—	—	(a)	—
Investment securities purchased	44,312	5,568		38,200
Fund shares redeemed	742	—		3,862
Variation margin on futures contracts	111	4		—
Unrealized depreciation on forward foreign currency exchange contracts	10	22		6,225
Accrued liabilities:
Investment advisory fees	415	98		367
Administration fees	105	—		—
Distribution fees	33	—	(a)	14
Shareholder servicing fees	11	1		6
Custodian and accounting fees	21	12		28
Collateral management fees	—	1		4
Trustees’ and Chief Compliance Officer’s fees	2	—		—
Other	116	72		133

Total Liabilities	45,878	5,778		48,839

Net Assets	$1,947,647	$239,283		$966,323

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Corporate Bond Fund	Emerging Markets Corporate Debt Fund	Emerging Markets Debt Fund
NET ASSETS:
Paid-in-Capital	$1,943,089	$237,404	$1,168,719
Accumulated undistributed (distributions in excess of) net investment income	648	264	(599)
Accumulated net realized gains (losses)	(4,639)	(3,918)	(223,966)
Net unrealized appreciation (depreciation)	8,549	5,533	22,169

Total Net Assets	$1,947,647	$239,283	$966,323

Net Assets:
Class A	$164,920	$545	$47,975
Class C	858	34	7,731
Class R5	—	—	563
Class R6	1,739,340	236,350	847,635
Class I (formerly Select Class)	42,529	2,354	62,419

Total	$1,947,647	$239,283	$966,323

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	16,503	53	5,885
Class C	86	3	952
Class R5	—	—	68
Class R6	173,816	22,782	103,673
Class I (formerly Select Class)	4,250	226	7,647

Net Asset Value (a):
Class A — Redemption price per share	$9.99	$10.37	$8.15
Class C — Offering price per share (b)	9.99	10.37	8.12
Class R5 — Offering and redemption price per share	—	—	8.24
Class R6 — Offering and redemption price per share	10.01	10.37	8.18
Class I (formerly Select Class) — Offering and redemption price per share	10.01	10.39	8.16
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.38	$10.77	$8.47

Cost of investments in non-affiliates	$1,853,795	$208,899	$928,727
Cost of investments in affiliates	13,147	22,490	5,183
Cost of investments in affiliates — restricted	—	—	750
Cost of foreign currency	55	—	620

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	123

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands, except per share amounts)

	Strategic Income Opportunities Fund	Total Return Fund		Unconstrained Debt Fund
ASSETS:
Investments in non-affiliates, at value	$11,249,092	$603,499		$2,926,587
Investments in affiliates, at value	972,438	78,900		29,882
Investments in affiliates — restricted, at value	4,624	10		670
Repurchase agreements, at value	163,000	7,000		—

Total investment securities, at value	12,389,154	689,409		2,957,139
Restricted cash	11,016	503		—
Cash	5,162	8		7,401
Foreign currency, at value	926	17		12,806
Deposits at broker for futures contracts	—	—		26,488
Deposits at broker for securities sold short	34,718	—		—
Deposits at broker for swap contracts	5,665	200		—
Receivables:
Investment securities sold	44,544	1,280		5,549
Investment securities sold — delayed delivery securities	18,746	367		—
Fund shares sold	29,527	3,271		6,571
Interest and dividends from non-affiliates	118,950	4,179		22,898
Dividends from affiliates	327	19		25
Tax reclaims	428	—		90
Variation margin on futures contracts	607	9		574
Variation margin on centrally cleared swaps	601	62		—
Unrealized appreciation on forward foreign currency exchange contracts	612	13		6,656
Unrealized appreciation on unfunded commitments	42	—		3
Outstanding swap contracts, at value	34,019	1,319		—

Total Assets	12,695,044	700,656		3,046,200

LIABILITIES:
Payables:
TBA short commitments, at value	18,850	—		—
Securities sold short, at value	35,132	—		—
Investment securities purchased	138,211	4,967		3,385
Investment securities purchased — delayed delivery securities	36,097	132,453		284,443
Interest expense to non-affiliates on securities sold short	4,375	—		—
Fund shares redeemed	12,705	557		2,085
Unrealized depreciation on forward foreign currency exchange contracts	3,107	70		15,875
Outstanding options written, at fair value	358	8		—
Outstanding swap contracts, at value	16,044	214		248
Accrued liabilities:
Investment advisory fees	3,823	68		814
Administration fees	585	20		93
Distribution fees	941	59		17
Shareholder servicing fees	2,171	19		220
Custodian and accounting fees	90	19		87
Collateral management fees	9	10		9
Trustees’ and Chief Compliance Officer’s fees	33	—	(a)	4
Other	1,632	156		231

Total Liabilities	274,163	138,620		307,511

Net Assets	$12,420,881	$562,036		$2,738,689

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
NET ASSETS:
Paid-in-Capital	$12,895,728	$566,410	$2,835,869
Accumulated undistributed (distributions in excess of) net investment income	2,411	385	(16,268)
Accumulated net realized gains (losses)	(554,995)	(4,930)	(66,180)
Net unrealized appreciation (depreciation)	77,737	171	(14,732)

Total Net Assets	$12,420,881	$562,036	$2,738,689

Net Assets:
Class A	$1,530,590	$186,048	$62,181
Class C	1,125,676	40,167	8,463
Class R2	—	1,229	394
Class R5	572,331	10,693	3,355
Class R6	—	23,527	391,136
Class I (formerly Select Class)	9,192,284	300,372	2,273,160

Total	$12,420,881	$562,036	$2,738,689

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	130,979	18,799	6,285
Class C	96,595	4,069	860
Class R2	—	124	40
Class R5	48,811	1,078	338
Class R6	—	2,373	39,443
Class I (formerly Select Class)	784,759	30,282	229,428

Net Asset Value (a):
Class A — Redemption price per share	$11.69	$9.90	$9.89
Class C — Offering price per share (b)	11.65	9.87	9.84
Class R2 — Offering and redemption price per share	—	9.91	9.88
Class R5 — Offering and redemption price per share	11.73	9.92	9.92
Class R6 — Offering and redemption price per share	—	9.91	9.92
Class I (formerly Select Class) — Offering and redemption price per share	11.71	9.92	9.91
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.15	$10.29	$10.28

Cost of investments in non-affiliates	$11,151,259	$601,034	$2,928,623
Cost of investments in affiliates	972,438	78,900	29,882
Cost of investments in affiliates — restricted	4,624	10	670
Cost of repurchase agreements	163,000	7,000	—
Cost of foreign currency	932	17	12,776
Proceeds from short TBAs	18,746	—	—
Proceeds from securities sold short	33,128	—	—
Premiums paid on swaps	71,599	3,710	356
Premiums received on swaps	51,924	605	455
Premiums received from options written	368	8	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	125

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2017

(Amounts in thousands)

	Corporate Bond Fund	Emerging Markets Corporate Debt Fund		Emerging Markets Debt Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$73,450	$10,260		$81,344
Interest income from affiliates	—	—		3
Dividend income from affiliates	491	58		382

Total investment income	73,941	10,318		81,729

EXPENSES:
Investment advisory fees	6,571	1,381		9,963
Administration fees	1,794	162		1,166
Distribution fees:
Class A	388	1		257
Class C	5	—	(a)	62
Shareholder servicing fees:
Class A	388	1		257
Class C	2	—	(a)	21
Class R5	—	—		— (a)
Class I (formerly Select Class)	97	5		215
Custodian and accounting fees	148	90		230
Interest expense to affiliates	—	—	(a)	1
Professional fees	129	109		124
Collateral management fees	—	9		14
Trustees’ and Chief Compliance Officer’s fees	24	23		25
Printing and mailing costs	68	3		55
Registration and filing fees	79	45		55
Transfer agency fees (See Note 2.M.)	26	2		29
Sub-transfer agency fees (See Note 2.M.)	78	—	(a)	141
Other	42	11		31

Total expenses	9,839	1,842		12,646

Less fees waived	(681)	(467)		(1,991)
Less expense reimbursements	— (a)	—	(a)	(10)

Net expenses	9,158	1,375		10,645

Net investment income (loss)	64,783	8,943		71,084

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	19,607	1,086		(69,371)
Investments in affiliates	15	—	(a)	44
Futures	4,250	449		1,153
Foreign currency transactions	288	77		218
Swaps	—	(138)		(5,173)

Net realized gain (loss)	24,160	1,474		(73,129)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	36,614	14,029		38,072
Investments in affiliates	3	3		— (a)
Futures	(110)	(1)		(7)
Foreign currency translations	(233)	(14)		(1,283)

Change in net unrealized appreciation/depreciation	36,274	14,017		36,782

Net realized/unrealized gains (losses)	60,434	15,491		(36,347)

Change in net assets resulting from operations	$125,217	$24,434		$34,737

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$599,607	$16,437	$95,246
Interest income from affiliates	20	2	17
Dividend income from non-affiliates	20,490	117	111
Dividend income from affiliates	6,674	315	2,247

Total investment income	626,791	16,871	97,621

EXPENSES:
Investment advisory fees	55,924	1,559	12,772
Administration fees	10,184	426	2,326
Distribution fees:
Class A	3,882	433	182
Class C	8,817	321	56
Class R2	—	9	1
Shareholder servicing fees:
Class A	3,882	433	182
Class C	2,939	107	19
Class R2	—	5	1
Class R5	296	5	1
Class I (formerly Select Class)	22,770	677	5,932
Custodian and accounting fees	521	174	406
Interest expense to affiliates	4	— (a)	27
Professional fees	454	123	153
Collateral management fees	62	61	56
Interest expense to non-affiliates	4	— (a)	—
Trustees’ and Chief Compliance Officer’s fees	98	24	37
Printing and mailing costs	619	36	102
Registration and filing fees	—	84	185
Transfer agency fees (See Note 2.M.)	214	17	33
Sub-transfer agency fees (See Note 2.M.)	4,785	360	173
Other	262	17	58
Interest expense to non-affiliates on securities sold short	1,827	3	—

Total expenses	117,544	4,874	22,702

Less fees waived	(14,623)	(1,441)	(3,905)
Less earnings credits	(7)	(2)	(1)
Less expense reimbursements	—	(216)	(1)

Net expenses	102,914	3,215	18,795

Net investment income (loss)	523,877	13,656	78,826

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(213,820)	(1,916)	(34,087)
Investments in affiliates	—	1	139
Futures	1,679	(1,567)	35,440
Securities sold short	(1,317)	(19)	—
Foreign currency transactions	(728)	(34)	14,887
Options written	974	18	—
Swaps	(3,402)	(270)	(9,743)

Net realized gain (loss)	(216,614)	(3,787)	6,636

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,140,129	13,584	114,590
Investments in affiliates	—	—	— (a)
Futures	75	51	6,435
Foreign currency translations	(3,157)	(61)	(11,309)
Options Written	10	— (a)	—
Securities sold short	(1,809)	—	—
Swaps	(32,441)	131	(720)
Unfunded commitments	42	—	3

Change in net unrealized appreciation/depreciation	1,102,849	13,705	108,999

Net realized/unrealized gains (losses)	886,235	9,918	115,635

Change in net assets resulting from operations	$1,410,112	$23,574	$194,461

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	127

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$64,783	$55,659	$8,943	$8,236
Net realized gain (loss)	24,160	(27,018)	1,474	(4,986)
Change in net unrealized appreciation/depreciation	36,274	(53,896)	14,017	(9,009)

Change in net assets resulting from operations	125,217	(25,255)	24,434	(5,759)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(3,908)	(3,373)	(19)	(1)
From net realized gains	(665)	(147)	—	—
Class C
From net investment income	(13)	(3)	(1)	(1)
From net realized gains	(4)	— (a)	—	—
Class R6
From net investment income	(56,439)	(55,389)	(8,843)	(8,179)
From net realized gains	(7,929)	(2,234)	—	—
Class I (formerly Select Class)
From net investment income	(1,070)	(655)	(85)	(43)
From net realized gains	(151)	(27)	—	—

Total distributions to shareholders	(70,179)	(61,828)	(8,948)	(8,224)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	74,528	339,628	53,926	161,514

NET ASSETS:
Change in net assets	129,566	252,545	69,412	147,531
Beginning of period	1,818,081	1,565,536	169,871	22,340

End of period	$1,947,647	$1,818,081	$239,283	$169,871

Accumulated undistributed (distributions in excess of) net investment income	$648	$(1,570)	$264	$50

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Emerging Markets Debt Fund		Strategic Income Opportunities Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$71,084	$56,197	$523,877	$605,995
Net realized gain (loss)	(73,129)	(46,660)	(216,614)	(159,475)
Change in net unrealized appreciation/depreciation	36,782	(20,558)	1,102,849	(1,159,400)

Change in net assets resulting from operations	34,737	(11,021)	1,410,112	(712,880)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(4,574)	(4,156)	(62,969)	(74,998)
Class C
From net investment income	(350)	(441)	(41,875)	(42,496)
Class R5
From net investment income	(27)	(30)	(26,550)	(25,104)
Class R6
From net investment income	(61,396)	(47,692)	—	—
Class I (formerly Select Class)
From net investment income	(3,883)	(7,695)	(391,560)	(511,058)

Total distributions to shareholders	(70,230)	(60,014)	(522,954)	(653,656)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	124,247	41,104	(2,186,677)	(6,968,377)

NET ASSETS:
Change in net assets	88,754	(29,931)	(1,299,519)	(8,334,913)
Beginning of period	877,569	907,500	13,720,400	22,055,313

End of period	$966,323	$877,569	$12,420,881	$13,720,400

Accumulated undistributed (distributions in excess of) net investment income	$(599)	$285	$2,411	$5,095

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	129

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Total Return Fund		Unconstrained Debt Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$13,656	$14,313	$78,826	$78,038
Net realized gain (loss)	(3,787)	2,341	6,636	(22,273)
Change in net unrealized appreciation/depreciation	13,705	(21,406)	108,999	(114,078)

Change in net assets resulting from operations	23,574	(4,752)	194,461	(58,313)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(4,433)	(4,796)	(1,930)	(5,032)
From net realized gains	(376)	(1,197)	—	—
Tax basis return of capital	—	—	(51)	—
Class C
From net investment income	(809)	(952)	(199)	(189)
From net realized gains	(90)	(317)	—	—
Tax basis return of capital	—	—	(5)	—
Class R2
From net investment income	(36)	(42)	(9)	(2)
From net realized gains	(2)	(13)	—	—
Tax basis return of capital	—	—	— (a)	—
Class R5
From net investment income	(289)	(276)	(102)	(119)
From net realized gains	(23)	(67)	—	—
Tax basis return of capital	—	—	(2)	—
Class R6
From net investment income	(591)	(1,385)	(12,588)	(15,089)
From net realized gains	(42)	(193)	—	—
Tax basis return of capital	—	—	(268)	—
Class I (formerly Select Class)
From net investment income	(7,205)	(7,393)	(75,927)	(100,468)
From net realized gains	(616)	(1,763)	—	—
Tax basis return of capital	—	—	(1,669)	—

Total distributions to shareholders	(14,512)	(18,394)	(92,750)	(120,899)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	78,236	8,225	(181,955)	355,457

NET ASSETS:
Change in net assets	87,298	(14,921)	(80,244)	176,245
Beginning of period	474,738	489,659	2,818,933	2,642,688

End of period	$562,036	$474,738	$2,738,689	$2,818,933

Accumulated undistributed (distributions in excess of) net investment income	$385	$227	$(16,268)	$(1,189)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$136,039	$60,627	$571	$27
Distributions reinvested	4,540	2,731	18	1
Cost of shares redeemed	(93,259)	(48,682)	(109)	(35)

Change in net assets resulting from Class A capital transactions	$47,320	$14,676	$480	$(7)

Class C
Proceeds from shares issued	$960	$225	$33	$— (a)
Distributions reinvested	17	3	1	1
Cost of shares redeemed	(337)	(97)	(20)	(34)

Change in net assets resulting from Class C capital transactions	$640	$131	$14	$(33)

Class R6
Proceeds from shares issued	$611,913	$474,805	$44,000	$215,009
Distributions reinvested	63,382	57,623	8,843	8,179
Cost of shares redeemed	(665,413)	(215,028)	—	(41,166)

Change in net assets resulting from Class R6 capital transactions	$9,882	$317,400	$52,843	$182,022

Class I (formerly Select Class)
Proceeds from shares issued	$42,549	$11,453	$758	$1,299
Distributions reinvested	520	667	76	43
Cost of shares redeemed	(26,383)	(4,699)	(245)	(21,810)

Change in net assets resulting from Class I capital transactions	$16,686	$7,421	$589	$(20,468)

Total change in net assets resulting from capital transactions	$74,528	$339,628	$53,926	$161,514

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	131

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class A
Issued	13,508	6,181	56	4
Reinvested	452	280	2	— (a)
Redeemed	(9,252)	(4,977)	(10)	(4)

Change in Class A Shares	4,708	1,484	48	— (a)

Class C
Issued	94	23	3	—
Reinvested	2	— (a)	— (a)	— (a)
Redeemed	(34)	(10)	(2)	(3)

Change in Class C Shares	62	13	1	(3)

Class R6
Issued	60,595	48,057	4,339	21,069
Reinvested	6,292	5,868	867	828
Redeemed	(66,068)	(22,173)	—	(4,327)

Change in Class R6 Shares	819	31,752	5,206	17,570

Class I (formerly Select Class)
Issued	4,231	1,172	74	133
Reinvested	52	68	7	5
Redeemed	(2,611)	(481)	(24)	(2,143)

Change in Class I Shares	1,672	759	57	(2,005)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Emerging Markets Debt Fund		Strategic Income Opportunities Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$204,046	$48,042	$460,857	$529,137
Distributions reinvested	4,490	3,250	59,136	68,611
Cost of shares redeemed	(206,886)	(86,997)	(742,804)	(1,439,418)

Change in net assets resulting from Class A capital transactions	$1,650	$(35,705)	$(222,811)	$(841,670)

Class C
Proceeds from shares issued	$932	$1,103	$133,867	$147,542
Distributions reinvested	327	405	34,802	34,665
Cost of shares redeemed	(2,450)	(4,289)	(349,378)	(559,837)

Change in net assets resulting from Class C capital transactions	$(1,191)	$(2,781)	$(180,709)	$(377,630)

Class R5
Proceeds from shares issued	$59	$13	$53,667	$338,132
Distributions reinvested	27	30	24,256	18,279
Cost of shares redeemed	(53)	(146)	(277,969)	(163,740)

Change in net assets resulting from Class R5 capital transactions	$33	$(103)	$(200,046)	$192,671

Class R6
Proceeds from shares issued	$1,648,602	$577,060	$—	$—
Distributions reinvested	61,396	47,692	—	—
Cost of shares redeemed	(1,571,283)	(448,329)	—	—

Change in net assets resulting from Class R6 capital transactions	$138,715	$176,423	$—	$—

Class I (formerly Select Class)
Proceeds from shares issued	$95,657	$70,771	$2,362,279	$3,264,981
Distributions reinvested	2,922	6,486	233,544	281,342
Cost of shares redeemed	(113,539)	(173,987)	(4,178,934)	(9,488,071)

Change in net assets resulting from Class I capital transactions	$(14,960)	$(96,730)	$(1,583,111)	$(5,941,748)

Total change in net assets resulting from capital transactions	$124,247	$41,104	$(2,186,677)	$(6,968,377)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	133

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Emerging Markets Debt Fund		Strategic Income Opportunities Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class A
Issued	24,645	6,063	40,159	46,231
Reinvested	555	414	5,173	6,032
Redeemed	(25,955)	(11,194)	(65,086)	(127,025)

Change in Class A Shares	(755)	(4,717)	(19,754)	(74,762)

Class C
Issued	115	138	11,694	12,891
Reinvested	41	51	3,052	3,057
Redeemed	(305)	(545)	(30,665)	(49,237)

Change in Class C Shares	(149)	(356)	(15,919)	(33,289)

Class R5
Issued	7	1	4,636	29,459
Reinvested	4	4	2,115	1,615
Redeemed	(7)	(18)	(24,656)	(14,341)

Change in Class R5 Shares	4	(13)	(17,905)	16,733

Class R6
Issued	197,478	72,286	—	—
Reinvested	7,569	6,041	—	—
Redeemed	(197,516)	(57,934)	—	—

Change in Class R6 Shares	7,531	20,393	—	—

Class I (formerly Select Class)
Issued	11,590	8,926	205,137	284,516
Reinvested	360	815	20,383	24,651
Redeemed	(14,072)	(22,075)	(366,536)	(834,831)

Change in Class I Shares	(2,122)	(12,334)	(141,016)	(525,664)

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Total Return Fund		Unconstrained Debt Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$71,751	$91,171	$21,070	$55,763
Distributions reinvested	3,971	5,389	1,981	3,210
Cost of shares redeemed	(53,067)	(109,536)	(52,261)	(112,471)

Change in net assets resulting from Class A capital transactions	$22,655	$(12,976)	$(29,210)	$(53,498)

Class C
Proceeds from shares issued	$8,395	$16,775	$5,077	$3,587
Distributions reinvested	802	1,104	204	189
Cost of shares redeemed	(12,518)	(12,730)	(2,875)	(2,538)

Change in net assets resulting from Class C capital transactions	$(3,321)	$5,149	$2,406	$1,238

Class R2
Proceeds from shares issued	$310	$245	$325	$30
Distributions reinvested	38	55	9	2
Cost of shares redeemed	(969)	(203)	(1)	(38)

Change in net assets resulting from Class R2 capital transactions	$(621)	$97	$333	$(6)

Class R5
Proceeds from shares issued	$3,684	$2,828	$405	$264
Distributions reinvested	312	343	104	119
Cost of shares redeemed	(3,010)	(1,820)	—	(75)

Change in net assets resulting from Class R5 capital transactions	$986	$1,351	$509	$308

Class R6
Proceeds from shares issued	$8,841	$3,391	$86,000	$202,862
Distributions reinvested	112	52	9,573	12,453
Cost of shares redeemed	(12,033)	(26,313)	(98,092)	(128,812)

Change in net assets resulting from Class R6 capital transactions	$(3,080)	$(22,870)	$(2,519)	$86,503

Class I (formerly Select Class)
Proceeds from shares issued	$142,972	$133,946	$705,589	$1,527,987
Distributions reinvested	5,539	5,394	5,130	4,475
Cost of shares redeemed	(86,894)	(101,866)	(864,193)	(1,211,550)

Change in net assets resulting from Class I capital transactions	$61,617	$37,474	$(153,474)	$320,912

Total change in net assets resulting from capital transactions	$78,236	$8,225	$(181,955)	$355,457

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	135

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Total Return Fund		Unconstrained Debt Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class A
Issued	7,221	9,215	2,143	5,697
Reinvested	400	549	201	328
Redeemed	(5,342)	(11,057)	(5,312)	(11,497)

Change in Class A Shares	2,279	(1,293)	(2,968)	(5,472)

Class C
Issued	844	1,696	517	367
Reinvested	81	113	21	19
Redeemed	(1,265)	(1,294)	(294)	(259)

Change in Class C Shares	(340)	515	244	127

Class R2
Issued	31	24	34	3
Reinvested	4	6	1	— (a)
Redeemed	(98)	(20)	— (a)	(4)

Change in Class R2 Shares	(63)	10	35	(1)

Class R5
Issued	369	285	41	28
Reinvested	32	35	10	12
Redeemed	(301)	(183)	—	(8)

Change in Class R5 Shares	100	137	51	32

Class R6
Issued	892	344	8,701	20,717
Reinvested	11	5	968	1,267
Redeemed	(1,213)	(2,685)	(9,899)	(13,203)

Change in Class R6 Shares	(310)	(2,336)	(230)	8,781

Class I (formerly Select Class)
Issued	14,318	13,470	71,514	156,171
Reinvested	557	548	519	453
Redeemed	(8,756)	(10,364)	(87,897)	(124,690)

Change in Class I Shares	6,119	3,654	(15,864)	31,934

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED FEBRUARY 28, 2017

(Amounts in thousands)

Strategic Income Opportunities Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$1,410,112

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(3,875,445)
Proceeds from disposition of investment securities	6,170,980
Covers of investment securities sold short	(18,251)
Proceeds from investment securities sold short	13,760
Purchase of short-term investments — non-affiliates, net	(2,358,209)
Proceeds from short-term investments — affiliates, net	2,308,791
Change in unrealized (appreciation)/depreciation on investments	(1,140,129)
Change in unrealized (appreciation)/depreciation on investment securities sold short	1,809
Net realized (gain)/loss on investments	213,820
Net realized (gain)/loss on investments securities sold short	1,317
Net amortization (accretion) of income	42,759
Decrease in restricted cash	1,300
Increase in deposits at broker for swap contracts	(5,665)
Increase in deposits at broker for securities sold short	(8,153)
Decrease in interest and dividends receivable from non-affiliates	31,788
Decrease in dividends receivable from affiliates	714
Increase in variation margin receivable	(1,128)
Decrease in unrealized appreciation on forward foreign currency exchange contracts	3,688
Decrease in unrealized appreciation on unfunded commitments	(42)
Increase in outstanding swap contracts, at value, net	(22,274)
Increase in interest expense to non-affiliates on securities sold short	4,375
Decrease in variation margin payable	(1,586)
Decrease in unrealized depreciation on forward foreign currency exchange contracts	(664)
Increase in outstanding options written, at fair value	358
Decrease in investment advisory fees payable	(247)
Decrease in administration fees payable	(127)
Decrease in distribution fees payable	(141)
Decrease in shareholder servicing fees payable	(12)
Decrease in custodian and accounting fees payable	(115)
Decrease in collateral management fees payable	(35)
Increase in Trustees’ and Chief Compliance Officer’s fees payable	33
Decrease in other accrued expenses payable	(5,373)

Net cash provided (used) by operating activities	2,768,008

Cash flows provided (used) by financing activities:
Proceeds from shares issued	3,002,907
Payment for shares redeemed	(5,601,691)
Cash distributions paid to shareholders (net of reinvestments of $351,738)	(171,216)

Net cash provided (used) by financing activities	(2,770,000)

Net decrease in cash	(1,992)

Cash:
Beginning of period (including foreign currency of $1,536)	8,080

End of period (including foreign currency of $926)	$6,088

Supplemental disclosure of cash flow information:

For the year ended February 28, 2017, the Fund paid approximately $2,540,000 in interest expense, including approximately $4,000 of interest expenses paid to affiliates.

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	137

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Corporate Bond Fund
Class A
Year Ended February 28, 2017	$9.69	$0.27		$0.31	$0.58	$(0.24)	$(0.04)	$(0.28)
Year Ended February 29, 2016	10.19	0.28		(0.47)	(0.19)	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2015	9.83	0.29		0.38	0.67	(0.29)	(0.02)	(0.31)
March 1, 2013 (g) through February 28, 2014	10.00	0.26	(h)	(0.22)	0.04	(0.21)	—	(0.21)

Class C
Year Ended February 28, 2017	9.69	0.22		0.32	0.54	(0.20)	(0.04)	(0.24)
Year Ended February 29, 2016	10.19	0.23		(0.47)	(0.24)	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2015	9.84	0.24		0.38	0.62	(0.25)	(0.02)	(0.27)
March 1, 2013 (g) through February 28, 2014	10.00	0.19	(h)	(0.19)	— (j)	(0.16)	—	(0.16)

Class R6
Year Ended February 28, 2017	9.70	0.30		0.33	0.63	(0.28)	(0.04)	(0.32)
Year Ended February 29, 2016	10.21	0.32		(0.48)	(0.16)	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2015	9.84	0.32		0.39	0.71	(0.32)	(0.02)	(0.34)
March 1, 2013 (g) through February 28, 2014	10.00	0.28	(h)	(0.20)	0.08	(0.24)	—	(0.24)

Class I (formerly Select Class)
Year Ended February 28, 2017	9.70	0.29		0.33	0.62	(0.27)	(0.04)	(0.31)
Year Ended February 29, 2016	10.21	0.31		(0.48)	(0.17)	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2015	9.84	0.31		0.40	0.71	(0.32)	(0.02)	(0.34)
March 1, 2013 (g) through February 28, 2014	10.00	0.25	(h)	(0.18)	0.07	(0.23)	—	(0.23)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Commencement of operations.
(h)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
(j)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)(f)

$9.99	6.08%	$164,920	0.74%		2.64%		0.95%		106%
9.69	(1.82)	114,281	0.74		2.86		1.10		74
10.19	6.94	105,079	0.74		2.88		1.05		74
9.83	0.43	66,183	0.74	(i)	2.73	(h)(i)	0.96	(i)	77

9.99	5.60	858	1.24		2.16		1.54		106
9.69	(2.30)	233	1.25		2.35		1.86		74
10.19	6.36	108	1.24		2.36		1.46		74
9.84	0.02	60	1.24	(i)	1.95	(h)(i)	1.54	(i)	77

10.01	6.55	1,739,340	0.39		2.98		0.40		106
9.70	(1.55)	1,678,553	0.39		3.22		0.41		74
10.21	7.38	1,441,786	0.39		3.21		0.44		74
9.84	0.82	564,881	0.39	(i)	2.91	(h)(i)	0.46	(i)	77

10.01	6.44	42,529	0.49		2.89		0.70		106
9.70	(1.65)	25,014	0.49		3.12		0.73		74
10.21	7.29	18,563	0.49		3.14		0.73		74
9.84	0.72	14,113	0.49	(i)	2.65	(h)(i)	0.79	(i)	77

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	139

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Emerging Markets Corporate Debt Fund
Class A
Year Ended February 28, 2017	$9.57	$0.42	(f)	$0.79	$1.21	$(0.41)	$—	$(0.41)
Year Ended February 29, 2016	10.19	0.36	(f)(g)	(0.63)	(0.27)	(0.35)	—	(0.35)
Year Ended February 28, 2015	10.32	0.44		(0.02)	0.42	(0.43)	(0.12)	(0.55)
September 4, 2013 (h) through February 28, 2014	10.00	0.20		0.33	0.53	(0.18)	(0.03)	(0.21)

Class C
Year Ended February 28, 2017	9.57	0.36	(f)	0.80	1.16	(0.36)	—	(0.36)
Year Ended February 29, 2016	10.20	0.30	(f)(g)	(0.63)	(0.33)	(0.30)	—	(0.30)
Year Ended February 28, 2015	10.32	0.38		— (j)	0.38	(0.38)	(0.12)	(0.50)
September 4, 2013 (h) through February 28, 2014	10.00	0.17		0.34	0.51	(0.16)	(0.03)	(0.19)

Class R6
Year Ended February 28, 2017	9.57	0.46	(f)	0.80	1.26	(0.46)	—	(0.46)
Year Ended February 29, 2016	10.20	0.41	(f)(g)	(0.64)	(0.23)	(0.40)	—	(0.40)
Year Ended February 28, 2015	10.32	0.49		— (j)	0.49	(0.49)	(0.12)	(0.61)
September 4, 2013 (h) through February 28, 2014	10.00	0.22		0.34	0.56	(0.21)	(0.03)	(0.24)

Class I (formerly Select Class)
Year Ended February 28, 2017	9.59	0.44	(f)	0.79	1.23	(0.43)	—	(0.43)
Year Ended February 29, 2016	10.20	0.34	(f)(g)	(0.60)	(0.26)	(0.35)	—	(0.35)
Year Ended February 28, 2015	10.32	0.46		— (j)	0.46	(0.46)	(0.12)	(0.58)
September 4, 2013 (h) through February 28, 2014	10.00	0.21		0.33	0.54	(0.19)	(0.03)	(0.22)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Commencement of operations.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
(j)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$10.37	12.79%	$545	1.19%		4.05%		1.50%		86%
9.57	(2.72)	46	1.20		3.67	(g)	2.34		83
10.19	4.14	55	1.25		4.17		2.45		81
10.32	5.39	53	1.25	(i)	3.98	(i)	2.85	(i)	46

10.37	12.21	34	1.69		3.53		2.83		86
9.57	(3.33)	19	1.70		3.03	(g)	3.55		83
10.20	3.73	55	1.75		3.68		2.96		81
10.32	5.13	52	1.75	(i)	3.48	(i)	3.35	(i)	46

10.37	13.32	236,350	0.69		4.53		0.93		86
9.57	(2.32)	168,190	0.69		4.17	(g)	0.92		83
10.20	4.76	55	0.75		4.68		1.96		81
10.32	5.61	53	0.75	(i)	4.48	(i)	2.36	(i)	46

10.39	13.02	2,354	0.94		4.29		1.19		86
9.59	(2.57)	1,616	0.98		3.33	(g)	1.50		83
10.20	4.49	22,175	1.00		4.43		2.21		81
10.32	5.50	20,938	1.00	(i)	4.23	(i)	2.61	(i)	46

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	141

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Emerging Markets Debt Fund
Class A
Year Ended February 28, 2017	$7.69	$0.37		$0.47	$0.84	$(0.38)
Year Ended February 29, 2016	8.17	0.36		(0.46)	(0.10)	(0.38)
Year Ended February 28, 2015	8.22	0.38	(g)	(0.14)	0.24	(0.29)
Year Ended February 28, 2014	9.02	0.39		(0.78)	(0.39)	(0.41)
Year Ended February 28, 2013	8.47	0.41		0.60	1.01	(0.46)

Class C
Year Ended February 28, 2017	7.67	0.34		0.45	0.79	(0.34)
Year Ended February 29, 2016	8.15	0.32		(0.45)	(0.13)	(0.35)
Year Ended February 28, 2015	8.20	0.34	(g)	(0.14)	0.20	(0.25)
Year Ended February 28, 2014	9.00	0.35		(0.78)	(0.43)	(0.37)
Year Ended February 28, 2013	8.46	0.37		0.60	0.97	(0.43)

Class R5
Year Ended February 28, 2017	7.77	0.42		0.47	0.89	(0.42)
Year Ended February 29, 2016	8.25	0.40		(0.46)	(0.06)	(0.42)
Year Ended February 28, 2015	8.28	0.43	(g)	(0.14)	0.29	(0.32)
Year Ended February 28, 2014	9.04	0.42		(0.78)	(0.36)	(0.40)
Year Ended February 28, 2013	8.49	0.45		0.60	1.05	(0.50)

Class R6
Year Ended February 28, 2017	7.72	0.41		0.47	0.88	(0.42)
Year Ended February 29, 2016	8.20	0.40		(0.45)	(0.05)	(0.43)
Year Ended February 28, 2015	8.24	0.42	(g)	(0.13)	0.29	(0.33)
Year Ended February 28, 2014	9.04	0.43		(0.78)	(0.35)	(0.45)
July 2, 2012(i) through February 28, 2013	8.45	0.30		0.59	0.89	(0.30)

Class I (formerly Select Class)
Year Ended February 28, 2017	7.70	0.39		0.47	0.86	(0.40)
Year Ended February 29, 2016	8.18	0.38		(0.45)	(0.07)	(0.41)
Year Ended February 28, 2015	8.23	0.40	(g)	(0.14)	0.26	(0.31)
Year Ended February 28, 2014	9.03	0.41		(0.78)	(0.37)	(0.43)
Year Ended February 28, 2013	8.48	0.43		0.61	1.04	(0.49)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Includes interest expense of 0.005%.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$8.15	11.14%	$47,975	1.19%		4.50%		1.40%	222%
7.69	(1.19)	51,087	1.19		4.54		1.59	147
8.17	2.90	92,832	1.22		4.50	(g)	1.45	164
8.22	(4.36)	59,212	1.25		4.64		1.39	120
9.02	12.29	71,430	1.25		4.67		1.38	152

8.12	10.50	7,731	1.69		4.16		1.95	222
7.67	(1.68)	8,449	1.70		4.04		1.98	147
8.15	2.42	11,873	1.73		4.09	(g)	1.90	164
8.20	(4.83)	12,319	1.74		4.10		1.88	120
9.00	11.70	22,183	1.75		4.16		1.88	152

8.24	11.63	563	0.74		5.11		0.94	222
7.77	(0.71)	500	0.74		4.99		0.94	147
8.25	3.53	638	0.77		5.15	(g)	1.04	164
8.28	(3.96)	213	0.79		4.89		0.93	120
9.04	12.73	58,797	0.81	(h)	5.25		0.94	152

8.18	11.66	847,635	0.69		5.04		0.82	222
7.72	(0.67)	742,284	0.69		5.06		0.84	147
8.20	3.48	621,271	0.72		4.96	(g)	0.84	164
8.24	(3.90)	244,485	0.74		5.14		0.89	120
9.04	10.65	275,138	0.74		5.02		0.88	152

8.16	11.39	62,419	0.94		4.83		1.14	222
7.70	(0.92)	75,249	0.94		4.75		1.14	147
8.18	3.14	180,886	0.97		4.80	(g)	1.12	164
8.23	(4.13)	127,240	0.99		4.89		1.14	120
9.03	12.56	215,350	1.00		4.93		1.13	152

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	143

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Strategic Income Opportunities Fund
Class A
Year Ended February 28, 2017	$10.91	$0.46	(e)	$0.79	$1.25	$(0.47)	$—		$(0.47)
Year Ended February 29, 2016	11.76	0.35	(e)	(0.81)	(0.46)	(0.39)	—		(0.39)
Year Ended February 28, 2015	11.91	0.19		(0.18)	0.01	(0.16)	—		(0.16)
Year Ended February 28, 2014	11.88	0.25		0.02	0.27	(0.24)	—		(0.24)
Year Ended February 28, 2013	11.53	0.38		0.35	0.73	(0.38)	—	(h)	(0.38)

Class C
Year Ended February 28, 2017	10.88	0.40	(e)	0.78	1.18	(0.41)	—		(0.41)
Year Ended February 29, 2016	11.73	0.29	(e)	(0.81)	(0.52)	(0.33)	—		(0.33)
Year Ended February 28, 2015	11.89	0.11		(0.16)	(0.05)	(0.11)	—		(0.11)
Year Ended February 28, 2014	11.86	0.20		0.02	0.22	(0.19)	—		(0.19)
Year Ended February 28, 2013	11.52	0.33		0.34	0.67	(0.33)	—	(h)	(0.33)

Class R5
Year Ended February 28, 2017	10.94	0.52	(e)	0.79	1.31	(0.52)	—		(0.52)
Year Ended February 29, 2016	11.80	0.41	(e)	(0.83)	(0.42)	(0.44)	—		(0.44)
Year Ended February 28, 2015	11.95	0.22		(0.15)	0.07	(0.22)	—		(0.22)
Year Ended February 28, 2014	11.91	0.31		0.02	0.33	(0.29)	—		(0.29)
Year Ended February 28, 2013	11.56	0.44		0.34	0.78	(0.43)	—	(h)	(0.43)

Class I (formerly Select Class)
Year Ended February 28, 2017	10.93	0.49	(e)	0.79	1.28	(0.50)	—		(0.50)
Year Ended February 29, 2016	11.78	0.38	(e)	(0.81)	(0.43)	(0.42)	—		(0.42)
Year Ended February 28, 2015	11.94	0.21		(0.18)	0.03	(0.19)	—		(0.19)
Year Ended February 28, 2014	11.90	0.28		0.03	0.31	(0.27)	—		(0.27)
Year Ended February 28, 2013	11.56	0.41		0.34	0.75	(0.41)	—	(h)	(0.41)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Commencing on February 29, 2016, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to February 29, 2016, the Fund did not transact in securities sold short.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(e)	Calculated based upon average shares outstanding.
(f)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding interest expense for securities sold short) for Class A are 0.97% and 1.15%, Class C are 1.47% and 1.60%, Class R5 are 0.52% and 0.61% and Class I are 0.71% and 0.82%, respectively, for the period ended February 28, 2017.
(g)	Interest expense on securities sold short is less than 0.005%.
(h)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (including interest expense for securities sold short) (b)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including interest expense for securities sold short)		Portfolio turnover rate (excluding securities sold short) (c)(d)	Portfolio turnover rate (including securities sold short) (c)(d)

$11.69	11.60%	$1,530,590	0.98	%(f)	4.05%	1.17	%(f)	38%	40%
10.91	(4.02)	1,644,177	0.93	(g)	3.04	1.19	(g)	51	53
11.76	0.08	2,651,180	0.88		1.43	1.14		255	—
11.91	2.32	5,004,804	0.90		2.16	1.10		216	—
11.88	6.47	2,486,635	0.91		3.31	1.08		325	—

11.65	10.97	1,125,676	1.48	(f)	3.55	1.62	(f)	38	40
10.88	(4.50)	1,223,983	1.43	(g)	2.55	1.62	(g)	51	53
11.73	(0.42)	1,709,941	1.38		0.96	1.60		255	—
11.89	1.85	1,877,626	1.40		1.68	1.60		216	—
11.86	5.91	1,260,822	1.41		2.81	1.58		325	—

11.73	12.16	572,331	0.53	(f)	4.50	0.63	(f)	38	40
10.94	(3.64)	730,164	0.48	(g)	3.59	0.62	(g)	51	53
11.80	0.56	589,578	0.43		1.92	0.63		255	—
11.95	2.83	448,053	0.45		2.64	0.65		216	—
11.91	6.93	279,825	0.46		3.76	0.64		325	—

11.71	11.86	9,192,284	0.73	(f)	4.30	0.84	(f)	38	40
10.93	(3.77)	10,122,076	0.68	(g)	3.28	0.83	(g)	51	53
11.78	0.28	17,104,614	0.63		1.70	0.84		255	—
11.94	2.64	18,302,851	0.65		2.42	0.85		216	—
11.90	6.64	10,705,950	0.66		3.56	0.83		325	—

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	145

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Total Return Fund
Class A
Year Ended February 28, 2017	$9.69	$0.26	(g)	$0.22	$0.48	$(0.25)	$(0.02)	$(0.27)
Year Ended February 29, 2016	10.14	0.28	(g)	(0.37)	(0.09)	(0.29)	(0.07)	(0.36)
Year Ended February 28, 2015	10.02	0.25	(i)	0.17	0.42	(0.22)	(0.08)	(0.30)
Year Ended February 28, 2014	10.35	0.34		(0.18)	0.16	(0.34)	(0.15)	(0.49)
Year Ended February 28, 2013	10.09	0.34		0.35	0.69	(0.34)	(0.09)	(0.43)

Class C
Year Ended February 28, 2017	9.66	0.19	(g)	0.23	0.42	(0.19)	(0.02)	(0.21)
Year Ended February 29, 2016	10.11	0.21	(g)	(0.37)	(0.16)	(0.22)	(0.07)	(0.29)
Year Ended February 28, 2015	9.99	0.19	(i)	0.17	0.36	(0.16)	(0.08)	(0.24)
Year Ended February 28, 2014	10.33	0.27		(0.19)	0.08	(0.27)	(0.15)	(0.42)
Year Ended February 28, 2013	10.08	0.27		0.35	0.62	(0.28)	(0.09)	(0.37)

Class R2
Year Ended February 28, 2017	9.70	0.21	(g)	0.22	0.43	(0.20)	(0.02)	(0.22)
Year Ended February 29, 2016	10.14	0.23	(g)	(0.37)	(0.14)	(0.23)	(0.07)	(0.30)
March 18, 2014 (j) through February 28, 2015	10.01	0.18	(i)	0.21	0.39	(0.18)	(0.08)	(0.26)

Class R5
Year Ended February 28, 2017	9.71	0.28	(g)	0.22	0.50	(0.27)	(0.02)	(0.29)
Year Ended February 29, 2016	10.16	0.30	(g)	(0.37)	(0.07)	(0.31)	(0.07)	(0.38)
Year Ended February 28, 2015	10.03	0.26	(i)	0.19	0.45	(0.24)	(0.08)	(0.32)
Year Ended February 28, 2014	10.36	0.35		(0.18)	0.17	(0.35)	(0.15)	(0.50)
Year Ended February 28, 2013	10.10	0.36		0.35	0.71	(0.36)	(0.09)	(0.45)

Class R6
Year Ended February 28, 2017	9.71	0.29	(g)	0.21	0.50	(0.28)	(0.02)	(0.30)
Year Ended February 29, 2016	10.16	0.30	(g)	(0.37)	(0.07)	(0.31)	(0.07)	(0.38)
March 18, 2014(j) through February 28, 2015	10.01	0.24	(i)	0.23	0.47	(0.24)	(0.08)	(0.32)

Class I (formerly Select Class)
Year Ended February 28, 2017	9.71	0.27	(g)	0.22	0.49	(0.26)	(0.02)	(0.28)
Year Ended February 29, 2016	10.16	0.29	(g)	(0.37)	(0.08)	(0.30)	(0.07)	(0.37)
Year Ended February 28, 2015	10.03	0.24	(i)	0.20	0.44	(0.23)	(0.08)	(0.31)
Year Ended February 28, 2014	10.37	0.36		(0.21)	0.15	(0.34)	(0.15)	(0.49)
Year Ended February 28, 2013	10.11	0.35		0.34	0.69	(0.34)	(0.09)	(0.43)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Commencing on February 29, 2016, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to February 29, 2016, the Fund did not transact in securities sold short.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Calculated based upon average shares outstanding.
(h)	Interest expense on securities sold short is less than 0.005%.
(i)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (including interest expense for securities sold short) (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits including interest expense for securities sold short)		Portfolio turnover rate (excluding securities sold short) (b)(e)(f)	Portfolio turnover rate (including securities sold short) (b)(e)(f)

$9.90	5.03%	$186,048	0.63	%(h)	2.61%		1.10	%(h)	397%	398%
9.69	(0.88)	160,090	0.61	(h)	2.83		1.06	(h)	418	427
10.14	4.26	180,588	0.64		2.27	(i)	1.09		394	—
10.02	1.64	35,968	0.72		3.31		1.09		406	—
10.35	6.90	22,423	0.69		3.16		1.01		432	—

9.87	4.35	40,167	1.28	(h)	1.96		1.56	(h)	397	398
9.66	(1.56)	42,613	1.26	(h)	2.18		1.56	(h)	418	427
10.11	3.63	39,361	1.29		1.61	(i)	1.60		394	—
9.99	0.90	10,199	1.37		2.60		1.58		406	—
10.33	6.19	12,535	1.34		2.53		1.52		432	—

9.91	4.50	1,229	1.13	(h)	2.10		1.37	(h)	397	398
9.70	(1.33)	1,817	1.11	(h)	2.32		1.41	(h)	418	427
10.14	3.96	1,799	1.10		1.64	(i)	1.26		394	—

9.92	5.21	10,693	0.43	(h)	2.81		0.62	(h)	397	398
9.71	(0.69)	9,500	0.41	(h)	3.03		0.63	(h)	418	427
10.16	4.53	8,543	0.44		2.46	(i)	0.65		394	—
10.03	1.83	1,834	0.52		3.56		0.64		406	—
10.36	7.08	758	0.46		3.32		0.54		432	—

9.91	5.17	23,527	0.37	(h)	2.89		0.48	(h)	397	398
9.71	(0.63)	26,044	0.36	(h)	3.04		0.47	(h)	418	427
10.16	4.80	50,968	0.39		2.49	(i)	0.54		394	—

9.92	5.12	300,372	0.53	(h)	2.71		0.77	(h)	397	398
9.71	(0.76)	234,674	0.51	(h)	2.93		0.76	(h)	418	427
10.16	4.43	208,400	0.56		2.44	(i)	0.81		394	—
10.03	1.61	146,774	0.62		3.34		0.83		406	—
10.37	6.96	219,343	0.60		3.37		0.79		432	—

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	147

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Tax basis return of capital	Total distributions
Unconstrained Debt Fund
Class A
Year Ended February 28, 2017	$9.54	$0.25		$0.39	$0.64	$(0.28)	$(0.01)	$(0.29)
Year Ended February 29, 2016	10.16	0.24		(0.46)	(0.22)	(0.40)	—	(0.40)
Year Ended February 28, 2015	10.36	0.27	(e)	(0.08)	0.19	(0.39)	—	(0.39)
Year Ended February 28, 2014	10.22	0.36		0.02	0.38	(0.24)	—	(0.24)
Year Ended February 28, 2013	10.19	0.32		0.03	0.35	(0.32)	—	(0.32)

Class C
Year Ended February 28, 2017	9.49	0.20		0.40	0.60	(0.24)	(0.01)	(0.25)
Year Ended February 29, 2016	10.11	0.19		(0.46)	(0.27)	(0.35)	—	(0.35)
Year Ended February 28, 2015	10.33	0.22	(e)	(0.09)	0.13	(0.35)	—	(0.35)
Year Ended February 28, 2014	10.20	0.30		0.03	0.33	(0.20)	—	(0.20)
Year Ended February 28, 2013	10.18	0.27		0.04	0.31	(0.29)	—	(0.29)

Class R2
Year Ended February 28, 2017	9.53	0.22		0.40	0.62	(0.26)	(0.01)	(0.27)
Year Ended February 29, 2016	10.15	0.23		(0.48)	(0.25)	(0.37)	—	(0.37)
Year Ended February 28, 2015	10.36	0.25	(e)	(0.09)	0.16	(0.37)	—	(0.37)
Year Ended February 28, 2014	10.22	0.32		0.04	0.36	(0.22)	—	(0.22)
Year Ended February 28, 2013	10.19	0.30		0.03	0.33	(0.30)	—	(0.30)

Class R5
Year Ended February 28, 2017	9.56	0.29		0.40	0.69	(0.32)	(0.01)	(0.33)
Year Ended February 29, 2016	10.19	0.29		(0.48)	(0.19)	(0.44)	—	(0.44)
Year Ended February 28, 2015	10.38	0.32	(e)	(0.08)	0.24	(0.43)	—	(0.43)
Year Ended February 28, 2014	10.23	0.47		(0.04)	0.43	(0.28)	—	(0.28)
Year Ended February 28, 2013	10.19	0.38		0.03	0.41	(0.37)	—	(0.37)

Class R6
Year Ended February 28, 2017	9.56	0.29		0.41	0.70	(0.33)	(0.01)	(0.34)
Year Ended February 29, 2016	10.18	0.29		(0.46)	(0.17)	(0.45)	—	(0.45)
Year Ended February 28, 2015	10.38	0.32	(e)	(0.09)	0.23	(0.43)	—	(0.43)
Year Ended February 28, 2014	10.23	0.39		0.04	0.43	(0.28)	—	(0.28)
Year Ended February 28, 2013	10.19	0.38		0.03	0.41	(0.37)	—	(0.37)

Class I (formerly Select Class)
Year Ended February 28, 2017	9.55	0.27		0.41	0.68	(0.31)	(0.01)	(0.32)
Year Ended February 29, 2016	10.18	0.27		(0.48)	(0.21)	(0.42)	—	(0.42)
Year Ended February 28, 2015	10.37	0.30	(e)	(0.08)	0.22	(0.41)	—	(0.41)
Year Ended February 28, 2014	10.23	0.37		0.03	0.40	(0.26)	—	(0.26)
Year Ended February 28, 2013	10.19	0.35		0.04	0.39	(0.35)	—	(0.35)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(e)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$9.89	6.76%	$62,181	0.94%	2.50%		1.10%	334%
9.54	(2.25)	88,231	0.97	2.48		1.12	181
10.16	1.88	149,587	0.97	2.68	(e)	1.09	179
10.36	3.81	101,255	0.97	3.54		1.09	106
10.22	3.56	2,620	0.96	3.18		1.08	269

9.84	6.32	8,463	1.43	2.01		1.62	334
9.49	(2.74)	5,843	1.47	1.98		1.64	181
10.11	1.34	4,941	1.47	2.17	(e)	1.61	179
10.33	3.26	1,332	1.47	2.92		1.58	106
10.20	3.07	677	1.46	2.70		1.58	269

9.88	6.51	394	1.21	2.22		1.47	334
9.53	(2.52)	51	1.23	2.30		2.44	181
10.15	1.59	59	1.22	2.41	(e)	1.32	179
10.36	3.55	56	1.22	3.13		1.33	106
10.22	3.34	54	1.21	3.00		1.33	269

9.92	7.32	3,355	0.51	2.92		0.62	334
9.56	(1.90)	2,743	0.52	2.93		0.63	181
10.19	2.34	2,604	0.52	3.12	(e)	0.62	179
10.38	4.29	4,065	0.50	4.54		0.67	106
10.23	4.09	55	0.51	3.70		0.63	269

9.92	7.36	391,136	0.46	2.96		0.57	334
9.56	(1.73)	379,176	0.47	2.98		0.57	181
10.18	2.28	314,560	0.47	3.15	(e)	0.57	179
10.38	4.31	62,084	0.47	3.86		0.58	106
10.23	4.14	88,369	0.46	3.76		0.58	269

9.91	7.16	2,273,160	0.68	2.75		0.82	334
9.55	(2.09)	2,342,889	0.72	2.73		0.82	181
10.18	2.17	2,170,937	0.72	2.90	(e)	0.82	179
10.37	3.99	1,589,943	0.72	3.63		0.83	106
10.23	3.91	1,382,250	0.71	3.47		0.83	269

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	149

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 6 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Corporate Bond Fund	Class A, Class C, Class R6 and Class I^	Diversified
Emerging Markets Corporate Debt Fund	Class A, Class C, Class R6 and Class I^	Diversified
Emerging Markets Debt Fund	Class A, Class C, Class R5, Class R6 and Class I^	Non-Diversified
Strategic Income Opportunities Fund	Class A, Class C, Class R5 and Class I^	Diversified
Total Return Fund	Class A, Class C, Class R2, Class R5, Class R6 and Class I^	Diversified
Unconstrained Debt Fund	Class A, Class C, Class R2, Class R5, Class R6 and Class I^	Diversified

^	Effective April 3, 2017, Select Class was renamed Class I.

The investment objective of Corporate Bond Fund and Emerging Markets Corporate Debt Fund is to seek to provide total return.

Emerging Markets Debt Fund’s goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

The investment objective of Strategic Income Opportunities Fund and Total Return Fund is to seek to provide high total return.

The investment objective of Unconstrained Debt Fund is to seek to provide long-term total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6 and Class I Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-

150	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Strategic Income Opportunities Fund utilizes internal pricing matrices to derive a fair value for privately-placed mortgage loans on commercial, multi-family and cooperative apartment properties. These matrices utilize third-party broker indications of a yield spread over several maturities of Treasuries. Each mortgage loan is aligned with the appropriate pricing matrix based on sector, credit quality and average life. The daily fair value for these mortgage loans is calculated using the loan’s cash flows, discounted by a rate, which is comprised of the Treasury yield curve point plus the corresponding matrix yield spread. As of February 28, 2017, the total market value of matrix-priced securities represents 3.0% of the Fund’s net assets.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

Certain short term investments may be valued using the amortized cost method provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund at February 28, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Corporate Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,150	$1,862,458	$—	$1,875,608

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$31	$—	$31
Futures Contracts	1,321	—	—	1,321

Total Appreciation in Other Financial Instruments	$1,321	$31	$—	$1,352

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(10)	$—	$(10)
Futures Contracts	(1,459)	—	—	(1,459)

Total Depreciation in Other Financial Instruments	$(1,459)	$(10)	$—	$(1,469)

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	151

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Emerging Markets Corporate Debt Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (b)	$23,857	$213,079	$—		$236,936

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2	$—		$2
Futures Contracts	15	—	—		15

Total Appreciation in Other Financial Instruments	$15	$2	$—		$17

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(22)	$—		$(22)
Futures Contracts	(9)	—	—		(9)

Total Depreciation in Other Financial Instruments	$(9)	$(22)	$—		$(31)

Emerging Markets Debt Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$5,933	$950,696	$—		$956,629

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6,401	$—		$6,401

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,225)	$—		$(6,225)

Strategic Income Opportunities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$371		$371
Energy	27,316	—	—		27,316
Financials	769	—	—		769
Information Technology	—	—	4,059		4,059
Materials	—	—	6,800		6,800
Telecommunication Services	1,553	—	—		1,553
Utilities	18,339	—	—		18,339

Total Common Stocks	47,977	—	11,230		59,207

Preferred Stocks
Consumer Discretionary	—	—	—	(c)	— (c)
Financials	4,002	24,574	—		28,576
Materials	—	—	—	(d)	— (d)

Total Preferred Stocks	4,002	24,574	—	(c)	28,576

Convertible Preferred Stocks
Consumer Discretionary	—	—	—	(c)	— (c)
Energy	5,384	—	—		5,384

Total Convertible Preferred Stocks	5,384	—	—	(c)	5,384

Debt Securities
Asset-Backed Securities	—	101,646	497,757		599,403
Collateralized Mortgage Obligations	—	457,160	38,567		495,727
Commercial Mortgage-Backed Securities	—	—	89,544		89,544
Convertible Bonds
Consumer Discretionary	—	5,113	184		5,297
Energy	—	31,675	—		31,675
Telecommunication Services	—	6,412	—		6,412

Total Convertible Bonds	—	43,200	184		43,384

152	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Strategic Income Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Corporate Bonds
Consumer Discretionary	$—	$1,212,781	$10,251		$1,223,032
Consumer Staples	—	299,702	—		299,702
Energy	—	645,947	315		646,262
Financials	—	396,257	—	(c)	396,257
Health Care	—	571,811	4,198		576,009
Industrials	—	541,191	2,666		543,857
Information Technology	—	452,484	1,272		453,756
Materials	—	498,805	13,244		512,049
Real Estate	—	92,422	—		92,422
Telecommunication Services	—	955,209	—		955,209
Utilities	—	169,023	215		169,238

Total Corporate Bonds	—	5,835,632	32,161		5,867,793

Insurance-Linked Security	—	2,015	—		2,015
Mortgage-Backed Securities	—	36,314	—		36,314
Municipal Bonds	—	14,149	—		14,149
Private Placements — Commercial Loans	—	—	245,583		245,583
Private Placements — Residential Loans	—	—	126,881		126,881
Closed End Funds	126,264	—	—		126,264
Loan Assignments
Consumer Discretionary	—	211,048	1,985		213,033
Consumer Staples	—	152,540	—		152,540
Energy	—	135,913	—		135,913
Financials	—	42,254	—		42,254
Health Care	—	125,210	—		125,210
Industrials	—	100,741	—		100,741
Information Technology	—	147,564	—		147,564
Materials	—	36,034	—		36,034
Real Estate	—	1,755	—		1,755
Telecommunication Services	—	42,050	—		42,050
Utilities	—	25,682	—		25,682

Total Loan Assignments	—	1,020,791	1,985		1,022,776

Options Purchased
Foreign Exchange Currency Option	—	69	—		69
Put Options Purchased	1,332	—	—		1,332

Total Options Purchased	1,332	69	—		1,401

Rights
Utilities	—	—	1,332		1,332
Warrants
Consumer Discretionary	—	—	—	(c)	—	(c)
Industrials	—	—	—	(c)	—	(c)

Total Warrants	—	—	—	(c)	—	(c)

Short-Term Investments
Certificates of Deposit	—	852,383	—		852,383
Commercial Papers	—	1,617,750	—		1,617,750
Investment Companies	977,062	—	—		977,062
Repurchase Agreements	—	163,000	—		163,000
U.S. Treasury Obligations	—	13,226	—		13,226

Total Short-Term Investments	977,062	2,646,359	—		3,623,421

Total Investments in Securities	$1,162,021	$10,181,909	$1,045,224		$12,389,154

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	153

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Strategic Income Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Liabilities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$(14,194)	$—	$(14,194)
Consumer Staples	—	(10,463)	—	(10,463)
Industrials	—	(10,475)	—	(10,475)

Total Corporate Bonds	—	(35,132)	—	(35,132)

TBA Short Commitment	—	(18,850)	—	(18,850)

Total Liabilities for Securities Sold Short	$—	$(53,982)	$—	$(53,982)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$612	$—	$612
Futures Contracts	456	—	—	456
Swaps	—	34,817	—	34,817

Total Appreciation in Other Financial Instruments	$456	$35,429	$—	$35,885

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,107)	$—	$(3,107)
Futures Contracts	(1,971)	—	—	(1,971)
Options Written
Foreign Exchange Currency Option Written	—	(69)	—	(69)
Put Options Written	(289)	—	—	(289)
Swaps	—	(48,457)	—	(48,457)

Total Depreciation in Other Financial Instruments	$(2,260)	$(51,633)	$—	$(53,893)

Total Return Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Energy	$189	$—	$—	$189
Materials	—	—	340	340

Total Common Stocks	189	—	340	529

Debt Securities
Asset-Backed Securities	—	1,809	7,204	9,013
Collateralized Mortgage Obligations	—	7,790	312	8,102
Commercial Mortgage-Backed Securities	—	—	1,673	1,673
Convertible Bonds
Energy	—	717	—	717
Telecommunication Services	—	70	—	70

Total Convertible Bonds	—	787	—	787

154	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Total Return Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Corporate Bonds
Consumer Discretionary	$—	$50,267	$—		$50,267
Consumer Staples	—	23,531	—		23,531
Energy	—	26,791	—		26,791
Financials	—	85,902	—	(c)	85,902
Health Care	—	30,358	—		30,358
Industrials	—	20,516	—		20,516
Information Technology	—	27,249	—		27,249
Materials	—	12,029	1,339		13,368
Real Estate	—	5,173	—		5,173
Telecommunication Services	—	27,325	—		27,325
Utilities	—	15,674	—		15,674

Total Corporate Bonds	—	324,815	1,339		326,154

Mortgage-Backed Securities	—	144,156	—		144,156
Supranational	—	750	—		750
U.S. Government Agency Securities	—	11,011	—		11,011
U.S. Treasury Obligations	—	24,448	—		24,448
Closed End Funds	1,636	—	—		1,636
Loan Assignments
Consumer Discretionary	—	307	—		307
Consumer Staples	—	418	—		418
Energy	—	1,076	—		1,076
Health Care	—	76	—		76
Industrials	—	162	—		162
Information Technology	—	197	—		197
Materials	—	239	—		239

Total Loan Assignments	—	2,475	—		2,475

Options Purchased
Foreign Exchange Currency Option	—	2	—		2
Put Options Purchased	14	—	—		14

Total Options Purchased	14	2	—		16

Short-Term Investments
Certificates of Deposit	—	13,005	—		13,005
Commercial Papers	—	58,965	—		58,965
Investment Company	78,910	—	—		78,910
Repurchase Agreements	—	7,000	—		7,000
U.S. Treasury Obligations	—	779	—		779

Total Short-Term Investments	78,910	79,749	—		158,659

Total Investments in Securities	$80,749	$597,792	$10,868		$689,409

Liabilities
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$13	$—		$13
Futures Contracts	54	—	—		54
Swaps	—	1,005	—		1,005

Total Appreciation in Other Financial Instruments	$54	$1,018	$—		$1,072

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(70)	$—		$(70)
Futures Contracts	(10)	—	—		(10)
Options Written
Foreign Exchange Currency Options Written	—	(2)	—		(2)
Put Options Written	(6)	—	—		(6)
Swaps	—	(3,281)	—		(3,281)

Total Depreciation in Other Financial Instruments	$(16)	$(3,353)	$—		$(3,369)

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	155

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Unconstrained Debt Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Telecommunication Services	$54	$—	$—	$54
Utilities	674	—	—	674

Total Common Stocks	728	—	—	728

Preferred Stock
Financials	—	355	—	355

Debt Securities
Asset-Backed Securities	—	113,915	153,522	267,437
Collateralized Mortgage Obligations	—	137,768	2,854	140,622
Commercial Mortgage-Backed Securities	—	198,574	54,437	253,011
Convertible Bonds
Consumer Discretionary	—	21,218	—	21,218
Energy	—	13,017	—	13,017
Health Care	—	4,104	—	4,104
Industrials	—	10,699	—	10,699
Information Technology	—	71,244	—	71,244

Total Convertible Bonds	—	120,282	—	120,282

Corporate Bonds
Consumer Discretionary	—	192,075	277	192,352
Consumer Staples	—	84,909	—	84,909
Energy	—	74,051	—	74,051
Financials	—	283,532	6,000	289,532
Health Care	—	105,063	—	105,063
Industrials	—	67,345	160	67,505
Information Technology	—	87,517	—	87,517
Materials	—	44,908	—	44,908
Real Estate	—	24,616	—	24,616
Telecommunication Services	—	141,746	—	141,746
Utilities	—	56,157	8	56,165

Total Corporate Bonds	—	1,161,919	6,445	1,168,364

Foreign Government Securities	—	371,146	—	371,146
Mortgage-Backed Security	—	271,320	—	271,320
Municipal Bonds	—	28,601	—	28,601
U.S. Treasury Obligations	—	284,943	—	284,943
Loan Assignments
Consumer Discretionary	—	11,006	—	11,006
Consumer Staples	—	2,426	—	2,426
Financials	—	124	—	124
Health Care	—	1,552	—	1,552
Industrials	—	1,037	—	1,037
Information Technology	—	2,056	—	2,056
Materials	—	602	—	602
Telecommunication Services	—	925	—	925

Total Loan Assignments	—	19,728	—	19,728

Rights
Utilities	—	—	50	50
Short-Term Investment
Investment Company	30,552	—	—	30,552

Total Investments in Securities	$31,280	$2,708,551	$217,308	$2,957,139

156	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Unconstrained Debt Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6,656	$—	$6,656
Futures Contracts	3,629	—	—	3,629
Swaps	—	269	—	269

Total Appreciation in Other Financial Instruments	$3,629	$6,925	$—	$10,554

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(15,875)	$—	$(15,875)
Futures Contracts	(6,980)	—	—	(6,980)
Swaps	—	(418)	—	(418)

Total Depreciation in Other Financial Instruments	$(6,980)	$(16,293)	$—	$(23,273)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a common stock and a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.
(c)	Amount rounds to less than 500.
(d)	Value is zero.

Transfers between fair value levels are valued utilizing values as of the beginning of the year.

There were no transfers among any levels during year ended February 28, 2017 for Corporate Bond Fund, Emerging Markets Corporate Debt Fund and Emerging Markets Debt Fund.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Strategic Income Opportunities Fund	Balance as of February 29, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017
Investments in Securities
Asset-Backed Securities	$619,148		$6,677	$34,672	$9,573	$75,791	$(234,056)	$7,988	$(22,036)	$497,757
Collateralized Mortgage Obligations	83,566		481	5,058	(12)	—	(69,233)	18,707	—	38,567
Commercial Mortgage-Backed Securities	195,047		1,283	8,517	295	14,123	(129,721)	—	—	89,544
Common Stocks — Consumer Discretionary	566		—	(195)	—	—	—	—	—	371
Common Stocks — Financials	767		204	(273)	—	2,392	(3,090)	—	—	—
Common Stocks — Information Technology	—		—	1,370	—	2,689	—	—	—	4,059
Common Stocks — Materials	5,441		—	1,359	—	—	—	—	—	6,800
Convertible Bonds — Consumer Discretionary	—	(a)	(729)	625	—	288	—	—	—	184
Convertible Bonds — Utilities	2,384		1,150	(1,142)	—	—	(2,392)	—	—	—
Convertible Preferred Stock — Consumer Discretionary	—	(a)	—	— (a)	—	—	—	—	—	—	(a)
Corporate Bonds — Consumer Discretionary	14,017		(1,592)	(2,426)	15	1	(10,670)	10,906	—	10,251
Corporate Bonds — Energy	2,303		—	140	—	175	—	—	(2,303)	315
Corporate Bonds — Financials	—	(a)	—	— (a)	—	—	—	—	—	—	(a)
Corporate Bonds — Health Care	—		—	(2,057)	5	—	—	6,250	—	4,198
Corporate Bonds — Industrials	19,600		(243)	476	(99)	—	(10,295)	—	(6,773)	2,666

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	157

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Strategic Income Opportunities Fund	Balance as of February 29, 2016		Realized gain (loss)		Change in net unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017
Corporate Bonds — Information Technology	$3,580		$(5,609)		$579		$(2)	$2,724	$—	$—	$—	$1,272
Corporate Bonds — Materials	17,794		—		(319)		354	668	(262)	—	(4,991)	13,244
Corporate Bonds — Utilities	—		—		29		—	186	—	—	—	215
Loan Assignments — Consumer Discretionary	—	(a)	—		132		(7)	—	(20)	1,880	—	1,985
Loan Assignments — Industrials	4,286		—		—		—	—	—	—	(4,286)	—
Loan Assignments — Materials	3,808		—		387		(1)	—	(4,194)	—	—	—
Preferred Stocks — Consumer Discretionary	—	(a)	—		—	(a)	—	—	—	—	—	—	(a)
Preferred Stocks — Materials	—	(b)	—		—		—	—	—	—	—	—	(b)
Private Placements — Commercial Loans	286,930		—		(41)		23	1,665	(42,994)	—	—	245,583
Private Placements — Residential Loans	574,500		—		—		—	22,600	(470,219)	—	—	126,881
Right — Utilities	—		—		1,332		—	—	—	—	—	1,332
Warrants — Consumer Discretionary	—	(a)	—		—		—	—	—	—	—	—	(a)
Warrants — Energy	—	(a)	—	(a)	—		—	—	— (a)	—	—	—
Warrants — Industrials	—		—		—	(a)	—	—	—	—	—	—	(a)

Total	$1,833,737		$1,622		$48,223		$10,144	$123,302	$(977,146)	$45,731	$(40,389)	$1,045,224

Total Return Fund	Balance as of February 29, 2016		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017
Investments in Securities
Asset-Backed Securities	$6,848		$54	$88	$81	$1,733	$(2,288)	$941	$(253)	$7,204
Collateralized Mortgage Obligations	373		(3)	24	1	—	(348)	265	—	312
Commercial Mortgage-Backed Securities	3,773		23	172	5	338	(2,638)	—	—	1,673
Common Stock — Materials	272		—	68	—	—	—	—	—	340
Corporate Bonds — Energy	25		—	—	—	—	—	—	(25)	—
Corporate Bonds — Financials	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Materials	1,270		—	(37)	37	69	—	—	—	1,339

	$12,561		$74	$315	$124	$2,140	$(5,274)	$1,206	$(278)	$10,868

Unconstrained Debt Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017
Investments in Securities:
Asset-Backed Securities	$120,318	$—	$766	$236		$14,813	$(54,709)	$79,305	$(7,207)	$153,522
Collateralized Mortgage Obligations	2,976	—	(95)	16		—	(43)	—	—	2,854
Commercial Mortgage-Backed Securities	33,245	—	(1,018)	20		32,240	(13,085)	5,921	(2,886)	54,437
Corporate Bonds — Consumer Discretionary	553	(2)	60	—	(a)	—	(334)	—	—	277
Corporate Bonds — Financials	—	—	—	—		—	—	6,000	—	6,000
Corporate Bonds — Industrials	963	(13)	28	(7)		—	(431)	—	(380)	160
Corporate Bonds — Materials	312	—	—	—		—	—	—	(312)	—

158	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Unconstrained Debt Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017
Corporate Bonds — Utilities	$—	$—	$8	$—		$—	$—	$—	$—	$8
Loan Assignments — Industrials	169	(6)	5	—	(a)	—	(38)	—	(130)	—
Loan Assignments — Materials	266	—	27	—	(a)	—	(293)	—	—	—
Right — Utilities	—	—	50	—		—	—	—	—	50

	$158,802	$(21)	$(169)	$265		$47,053	$(68,933)	$91,226	$(10,915)	$217,308

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.
(b)	Value is zero.

There were no significant transfers between level 2 and level 3 during the period ended February 28, 2017 for Total Return Fund.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended February 28, 2017 for Strategic Income Opportunities Fund and Unconstrained Debt Fund.

The change in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2017, which were valued using significant unobservable inputs (level 3) were as follows (amounts in thousands):

Strategic Income Opportunities Fund	$37,591
Total Return Fund	185
Unconstrained Debt Fund	(449)

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Strategic Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$10,859		Market Comparable Companies	EBITDA Multiple (a)	6.52x - 8.20x (7.15x)
	—(d)		Pending Distribution Amount (c)	Discount for potential outcome (b)	100.00% (100.00%)

Common Stocks	10,859

	—	(d)	Pending Distribution Amount (c)	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stocks	—	(d)

	14,506		Market Comparable Companies	EBITDA Multiple (a)	6.52x - 8.20x (6.67x)
	10		Pending Distribution Amount	Expected Recovery	0.49% of par (0.49% of par)
				Discount for potential outcome (b)	100.00% (100.00%)

Corporate Bonds	14,516

	184		Comparable Transactions	Transaction Price	$10.00 ($10.00)

Convertible Bonds	184

	372,464		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.85% - 9.50% (7.51%)

Private Placements	372,464

	485,091		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.54% (2.92%)
				Constant Default Rate	1.98% - 15.00% (6.48%)
				Yield (Discount Rate of Cash Flows)	2.23% - 6.79% (4.51%)

Asset-Backed Securities	485,091

	38,567		Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
				Yield (Discount Rate of Cash Flows)	1.78% - 4.12% (3.04%)

Collateralized Mortgage Obligations	38,567

	63,112		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.08% - 6.30% (5.56%)

Commercial Mortgage-Backed Securities	63,112

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	159

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

	Fair Value at February 28, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	—(d)	Discounted Cash Flow	Projected Principal Writedown	100.00% (100.00%)

Loan Assignments	—(d)

Total	$984,793

#	The table above does not include certain level 3 securities that are valued by brokers and pricing services. At February 28, 2017, the value of these securities was approximately $60,431,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(d)	Amount rounds to less than 500.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Total Return Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$340		Market Comparable Companies	EBITDA Multiple (a)	6.52x (6.52x)

Common Stock	340

	1,339		Market Comparable Companies	EBITDA Multiple (a)	6.52x (6.52x)
	—	(c)		Discount for lack of marketability (b)	100.00% (100.00%)

Corporate Bonds	1,339

	7,204		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (4.52%)
				Constant Default Rate	2.00% -15.00% (5.72%)
				Yield (Discount Rate of Cash Flows)	2.38% - 6.79% (4.10%)

Asset-Backed Securities	7,204

	256		Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
				Yield (Discount Rate of Cash Flows)	4.12% (4.12%)

Collateralized Mortgage Obligations	256

	1,154		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.08% - 6.30% (5.56%)

Commercial Mortgage-Backed Securities	1,154

Total	$10,293

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At February 28, 2017, the value of these securities was approximately $575,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior in the issuing entity capital structure result in this security being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

160	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Unconstrained Debt Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$121,558	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (10.54%)
			Constant Default Rate	0.00% - 38.00% (8.16%)
			Yield (Discount Rate of Cash Flows)	1.50% - 7.80% (4.55%)
	880	Pending Sale Amount	Expected Recovery	48.00% of par (48.00% of par)

Asset-Backed Securities	122,438

	402	Discounted Cash Flow	Constant Prepayment Rate	21.26% (21.26%)
			Constant Default Rate	1.84% (1.84%)
			Yield (Discount Rate of Cash Flows)	10.41% (10.41%)

Collateralized Mortgage Obligations	402

	47,222	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.36% - 126.84% (20.85%)

Commercial Mortgage-Backed Securities	47,222

Total	$170,062

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At February 28, 2017, the value of these securities was approximately $47,246,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of February 28, 2017, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM, an indirect, wholly-owned subsidiary of JPMorgan. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. Loan Assignments — Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	161

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

certain assignments that were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

E. Commercial Loans — Strategic Income Opportunities Fund invests in wholly owned limited liability companies or corporations; the Fund through these wholly owned entities make loans directly to the borrower. These loans are collateralized with real property or interests in real property.

F. Unfunded Commitments — Strategic Income Opportunities Fund and Unconstrained Debt Fund have entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At February 28, 2017, the following Funds had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the options of the borrower (amounts in thousands):

Strategic Income Opportunities Fund

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par Amount	Value	Par Amount	Value	Par Amount	Value
Avaya, Inc.	DIP Term Loan	01/19/18	0.000%	8.500%	$990	$1,032	$1,417	$1,463	$2,407	$2,495

Unconstrained Debt Fund
	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par Amount	Value	Par Amount	Value	Par Amount	Value
Avaya, Inc.	DIP Term Loan	01/19/18	0.000%	8.500%	$67	$70	$96	$99	$163	$169

G. Derivatives — The Funds used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparties (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes G(1) — G(4) below describe the various derivatives used by the Funds.

(1). Options — Strategic Income Opportunities Fund and Total Return Fund purchased and sold (“wrote”) put and call options on various instruments including futures and securities to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an

162	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change is recorded as Change in net unrealized appreciation/depreciation of Options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Transactions in options written during the year ended February 28, 2017 were as follows (amounts in thousands, except number of contracts):

	Foreign Exchange Currency Options
	Notional Amount	Premiums Received
Strategic Income Opportunities Fund
Options outstanding at February 29, 2016	$—	$—
Options written	46,427	1,070
Options expired	—	—
Options closed	(28,078)	(984)

Options outstanding at February 28, 2017	$18,349	$86

Total Return Fund
Options outstanding at February 29, 2016	$—	$—
Options written	952	21
Options expired	—	—
Options closed	(539)	(19)

Options outstanding at February 28, 2017	$413	$2

	Options
	Number of Contracts	Premiums Received
Strategic Income Opportunities Fund
Options outstanding at February 29, 2016	—	$—
Options written	5,338	619
Options expired	—	—
Options closed	(2,450)	(337)

Options outstanding at February 28, 2017	2,888	$282

Total Return Fund
Options outstanding at February 29, 2016	—	$—
Options written	118	13
Options expired	—	—
Options closed	(54)	(7)

Options outstanding at February 28, 2017	64	$6

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	163

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

The Funds’ exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Futures Contracts — The Funds used treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to interest rate and equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of February 28, 2017, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Funds engaged in various swap transactions, including credit default, interest rate and return swaps, to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.G.). Otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash.

164	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Collateral received by the Funds is held in escrow in accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.F.). These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

The Funds’ swap contracts at net value and collateral posted or received by counterparty as of February 28, 2017 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Emerging Markets Debt Fund	Collateral Posted	Barclays Bank plc	$—	$750
Strategic Income Opportunities Fund	Collateral Posted	Citibank, N.A.	(2,468)	2,720
		Goldman Sachs International	(1,986)	1,904
	Collateral Received	Bank of America, N.A.	4,358	(4,160)
		Barclays Bank plc	8,744	(8,820)
		BNP Paribas	6,514	(6,618)
		Credit Suisse International	1,712	(1,760)
		Morgan Stanley	1,101	(1,020)
Total Return Fund	Collateral Posted	Goldman Sachs International	(7)	10
	Collateral Received	Morgan Stanley	704	(520)
Unconstrained Debt Fund	Collateral Posted	Barclays Bank plc	(187)	520
		Deutsche Bank AG	(61)	150

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Emerging Markets Corporate Debt Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

Strategic Income Opportunities Fund and Total Return Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of their portfolios. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Return Swaps

Strategic Income Opportunities Fund and Total Return Fund used return swaps to gain long or short exposure to underlying indices. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	165

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

(5). Summary of Derivatives Information

The following table presents the value of derivatives held as of February 28, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Corporate Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$1,321	$—	$1,321
Foreign exchange contracts	Receivables	—	31	31

Total		$1,321	$31	$1,352

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(1,459)	$—	$(1,459)
Foreign exchange contracts	Payables	—	(10)	(10)

Total		$(1,459)	$(10)	$(1,469)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the value of derivatives held as of February 28, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Emerging Markets Corporate Debt Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$15	$—	$15
Foreign exchange contracts	Receivables	—	2	2

Total		$15	$2	$17

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(9)	$—	$(9)
Foreign exchange contracts	Receivables	—	(22)	(22)

Total		$(9)	$(22)	$(31)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the value of derivatives held as of February 28, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Emerging Markets Debt Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$6,401

Gross Liabilities:
Foreign exchange contracts	Payables	$(6,225)

166	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2017 (amounts in thousands):

Emerging Markets Debt Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$107	$—	$—	$107
BNP Paribas	206	(206)	—	—
Citibank, NA	16	(16)	—	—
Credit Suisse International	220	(220)	—	—
Deutsche Bank AG	175	(175)	—	—
Goldman Sachs International	909	(909)	—	—
HSBC Bank, NA	1,190	(86)	—	1,104
Merrill Lynch International	3,011	(826)	—	2,185
Royal Bank of Canada	389	(389)	—	—
TD Bank Financial Group	178	(10)	—	168

	$6,401	$(2,837)	$—	$3,564

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
BNP Paribas	$480	$(206)	$—	$274
Citibank, NA	94	(16)	—	78
Credit Suisse International	1,261	(220)	—	1,041
Deutsche Bank AG	237	(175)	—	62
Goldman Sachs International	2,144	(909)	—	1,235
HSBC Bank, NA	86	(86)	—	—
Merrill Lynch International	826	(826)	—	—
Royal Bank of Canada	420	(389)	—	31
Standard Chartered Bank	422	—	—	422
State Street Corp.	59	—	—	59
TD Bank Financial Group	10	(10)	—	—
Union Bank of Switzerland AG	186	—	—	186

	$6,225	$(2,837)	$—	$3,388

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	167

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

The following table presents the value of derivatives held as of February 28, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Strategic Income Opportunities Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Options (a)	Futures Contracts (b)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$619	$456	$—	$—	$40	$1,115
Foreign exchange contracts	Receivables	488	—	612	—	—	1,100
Credit contracts	Receivables	—	—	—	—	33,979	33,979
Equity contracts	Receivables	294	—	—	—	—	294

Total		$1,401	$456	$612	$—	$34,019	$36,488

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(289)	$(1,971)	$—	$(101)	$—	$(2,361)
Foreign exchange contracts	Payables	(69)	—	(3,107)	—	—	(3,176)
Credit contracts	Payables	—	—	—	(12,110)	(16,044)	(28,154)

Total		$(358)	$(1,971)	$(3,107)	$(12,211)	$(16,044)	$(33,691)

(a)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(b)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2017 (amounts in thousands):

Strategic Income Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received		Net Amount Due From Counterparty (Not less than zero)
Bank of America NA	$4,358	$—	$(4,160	)(b)	$198
Barclays Bank plc	13,884	(5,140)	(8,744	)(b)	—
BNP Paribas	7,047	(343)	(6,618	)(b)	86
Citibank NA	2,752	(2,752)	—		—
Credit Suisse International	2,140	(332)	(1,760	)(b)	48
Goldman Sachs International	1,299	(1,299)	—		—
HSBC Bank NA	47	—	—		47
Morgan Stanley Capital Services	3,100	(1,999)	(1,020	)(b)	81
State Street Corp.	4	(4)	—		—

	$34,631	$(11,869)	$(22,302)		$460

168	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted		Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$5,140	$(5,140)	$—		$—
BNP Paribas	343	(343)	—		—
Citibank NA	5,220	(2,752)	(2,468	)(b)	—
Credit Suisse International	332	(332)	—		—
Deutsche Bank AG	37	—	—		37
Goldman Sachs International	4,323	(1,299)	(1,904	)(b)	1,120
Morgan Stanley Capital Services	1,999	(1,999)	—		—
Standard Chartered Bank	1,564	—	—		1,564
State Street Corp.	193	(4)	—		189

	$19,151	$(11,869)	$(4,372)		$2,910

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(4). for actual swap collateral received or posted.

The following table presents the value of derivatives held as of February 28, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Total Return Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Options (a)	Futures Contracts (b)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$14	$54	$—	$—	$686	$754
Foreign exchange contracts	Receivables	2	—	13	—	—	15
Credit contracts	Receivables	—	—	—	—	633	633

Total		$16	$54	$13	$—	$1,319	$1,402

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(6)	$(10)	$—	$(1)	$—	$(17)
Foreign exchange contracts	Payables	(2)	—	(70)	—	—	(72)
Credit contracts	Payables	—	—	—	(273)	(214)	(487)

Total		$(8)	$(10)	$(70)	$(274)	$(214)	$(576)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(b)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	169

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2017 (amounts in thousands):

Total Return Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received		Net Amount Due From Counterparty (Not less than zero)
Bank of America NA	$56	$—	$—		$56
Barclays Bank plc	263	(84)	—		179
BNP Paribas	162	(7)	—		155
Citibank, NA	57	(41)	—		16
Credit Suisse International	11	(3)	—		8
Goldman Sachs International	39	(39)	—		—
Morgan Stanley Capital Services	744	(40)	(520	)(b)	184

	$1,332	$(214)	$(520)		$598

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted		Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$84	$(84)	$—		$—
BNP Paribas	7	(7)	—		—
Citibank, NA	41	(41)	—		—
Credit Suisse International	3	(3)	—		—
Deutsche Bank AG	1	—	—		1
Goldman Sachs International	70	(39)	(10	)(b)	21
Morgan Stanley Capital Services	40	(40)	—		—
Standard Chartered Bank	34	—	—		34
State Street Corp.	4	—	—		4

	$284	$(214)	$(10)		$60

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(4). for actual swap collateral received or posted.

The following table presents the value of derivatives held as of February 28, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Unconstrained Debt Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$3,629	$—	$—	$3,629
Foreign exchange contracts	Receivables	—	6,656	—	6,656

Total		$3,629	$6,656	$—	$10,285

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(6,980)	$—	$—	$(6,980)
Foreign exchange contracts	Payables	—	(15,875)	—	(15,875)
Credit contracts	Payables	—	—	(248)	(248)

Total		$(6,980)	$(15,875)	$(248)	$(23,103)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

170	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2017 (amounts in thousands):

Unconstrained Debt Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Australia and New Zealand Banking Group Limited	$2	$(2)	$—	$—
BNP Paribas	1,412	(1,412)	—	—
Citibank, NA	140	(58)	—	82
Goldman Sachs International	1,913	(1,878)	—	35
HSBC Bank, NA	1,806	(929)	—	877
National Australia Bank Limited	1,360	(9)	—	1,351
Royal Bank of Canada	23	(23)	—	—

	$6,656	$(4,311)	$—	$2,345

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted		Net Amount Due To Counterparty (Not less than zero)
Australia and New Zealand Banking Group Limited	$7	$(2)	$—		$5
Barclays Bank plc	187	—	(187	)(b)	—
BNP Paribas	4,029	(1,412)	—		2,617
Citibank, NA	58	(58)	—		—
Credit Suisse International	6,937	—	—		6,937
Deutsche Bank AG	61	—	(61	)(b)	—
Goldman Sachs International	1,878	(1,878)	—		—
HSBC Bank, NA	929	(929)	—		—
National Australia Bank Limited	9	(9)	—		—
Royal Bank of Canada	1,599	(23)	—		1,576
Standard Chartered Bank	168	—	—		168
State Street Corp.	205	—	—		205
TD Bank Financial Group	56	—	—		56

	$16,123	$(4,311)	$(248)		$11,564

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(4). for actual swap collateral received or posted.

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2017, by primary underlying risk exposure (amounts in thousands):

Corporate Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$4,250	$—	$4,250
Foreign exchange contracts	—	262	262

Total	$4,250	$262	$4,512

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	171

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$(110)	$—	$(110)
Foreign exchange contracts	—	(233)	(233)

Total	$(110)	$(233)	$(343)

Emerging Markets Corporate Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$449	$—	$—	$449
Foreign exchange contracts	—	77	—	77
Credit contracts	—	—	(138)	(138)

Total	$449	$77	$(138)	$388

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$(1)	$—	$(1)
Foreign exchange contracts	—	(14)	(14)

Total	$(1)	$(14)	$(15)

Emerging Markets Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$1,153	$—	$—	$1,153
Foreign exchange contracts	—	1,594	—	1,594
Credit contracts	—	—	(5,173)	(5,173)

Total	$1,153	$1,594	$(5,173)	$(2,426)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$(7)	$—	$(7)
Foreign exchange contracts	—	(1,310)	(1,310)

Total	$(7)	$(1,310)	$(1,317)

Strategic Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(1,291)	$2,978	$—	$(2,461)	$(774)
Foreign exchange contracts	189	(248)	(568)	—	(627)
Credit contracts	—	—	—	(941)	(941)
Equity contracts	—	(1,051)	—	—	(1,051)

Total	$(1,102)	$1,679	$(568)	$(3,402)	$(3,393)

172	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$1,531	$(313)	$—	$9,752	$10,970
Foreign exchange contracts	(56)	—	(3,024)	—	(3,080)
Credit contracts	—	—	—	(42,193)	(42,193)
Equity contracts	(745)	388	—	—	(357)

Total	$730	$75	$(3,024)	$(32,441)	$(34,660)

Total Return Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options		Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$—	(a)	$(1,562)	$—	$10	$(1,552)
Foreign exchange contracts	3		(5)	(25)	—	(27)
Credit contracts	—		—	—	(280)	(280)

Total	$3		$(1,567)	$(25)	$(270)	$(1,859)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$6	$51	$—	$797	$854
Foreign exchange contracts	(1)	—	(59)	—	(60)
Credit contracts	—	—	—	(666)	(666)

Total	$5	$51	$(59)	$131	$128

Unconstrained Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(269)	$35,440	$—	$—	$35,171
Foreign exchange contracts	—	—	15,430	—	15,430
Credit contracts	(2)	—	—	(9,743)	(9,745)

Total	$(271)	$35,440	$15,430	$(9,743)	$40,856

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$6,435	$—	$—	$6,435
Foreign exchange contracts	—	(11,446)	—	(11,446)
Credit contracts	—	—	(720)	(720)

Total	$6,435	$(11,446)	$(720)	$(5,731)

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts, options and swaps activity during the year ended February 28, 2017 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	173

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

	Corporate Bond Fund	Emerging Markets Corporate Debt Fund	Emerging Markets Debt Fund		Strategic Income Opportunities Fund		Total Return Fund		Unconstrained Debt Fund
Futures Contracts — Interest:
Average Notional Balance Long	$399,540	$19,672	$35,045	(a)	$222,543		$30,762		$377,827
Average Notional Balance Short	396,954	12,343	29,054		806,055		32,570		1,345,360
Ending Notional Balance Long	306,553	17,164	—		999,836		35,220		401,292
Ending Notional Balance Short	264,219	152	—		1,762,578		24,824		2,508,357

Futures Contracts — Equity:
Average Notional Balance Short	—	—	—		9,864	(b)	—		—

Futures Contracts — Foreign Exchange
Average Notional Balance Long	—	—	—		17,874	(c)	376	(c)	—
Average Notional Balance Short	—	—	—		18,053	(c)	363	(c)	—

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	867	225	184,134		148,158		2,888		201,034
Average Settlement Value Sold	2,865	1,920	210,300		177,883		3,284		669,341
Ending Settlement Value Purchased	41	—	213,195		111,288		2,481		279,006
Ending Settlement Value Sold	12,033	2,015	218,628		171,243		3,740		602,494

Exchange-Traded Options:
Average Number of Contracts Purchased	—	—	—		1,915		19		3,131	(d)
Average Number of Contracts Sold	—	—	—		249		6		—
Ending Number of Contracts Purchased	—	—	—		4,706		97		—
Ending Number of Contracts Sold	—	—	—		2,888		64		—

Credit Default Swaps:
Average Notional Balance — Buy Protection	—	1,795	66,446		1,428,183		25,364		128,161
Average Notional Balance — Sell Protection	—	—	—		147,288		1,561		—
Ending Notional Balance — Buy Protection	—	—	—		1,345,957		29,346		7,825
Ending Notional Balance — Sell Protection	—	—	—		63,550		650		—

Return Swaps:
Average Notional Balance — Receives Floating Rate	—	—	—		113,455	(b)	1,180	(b)	—
Average Notional Balance — Pays Fixed Rate	—	—	—		578,901		16,594		—
Ending Notional Balance — Pays Fixed Rate	—	—	—		384,212		28,704		—

Swaptions & OTC Options:
Average Notional Balance Purchased	—	—	—		7,143		146		—
Average Notional Balance Written	—	—	—		7,683		157		—
Ending Notional Balance Purchased	—	—	—		18,349		413		—
Ending Notional Balance Written	—	—	—		18,349		413		—

Interest Rate-Related Swaps
(Interest Rate Swaps & Price Locks):
Average Notional Balance — Pays Fixed Rate	—	—	—		121,841		1,115		—
Ending Notional Balance — Pays Fixed Rate	—	—	—		68,291		951		—

(a)	For the period March 1, 2016 through June 30, 2016.
(b)	For the period March 1, 2016 through May 31, 2016.
(c)	For the period August 1, 2016 through August 31, 2016.
(d)	For the period March 1, 2016 through March 31, 2016.

The Funds’ derivatives contracts held at February 28, 2017 are not accounted for as hedging instruments under GAAP.

H. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

174	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

I. When Issued, Delayed Delivery Securities and Forward Commitments — Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund purchased when issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued, delayed delivery, or forward commitment basis is not accrued until the settlement date.

Strategic Income Opportunities Fund had TBA purchase commitments and TBA short commitments outstanding as of February 28, 2017, which are shown as a Receivable for investment securities sold-delayed delivery securities and Payable for investment securities purchased-delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2017 are detailed on the SOI.

J. Short Sales — Strategic Income Opportunities Fund and Total Return Fund engaged in short sales as part of their normal investment activities. In a short sale, the Funds sell securities they do not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Funds borrow securities from a broker. To close out a short position, the Funds deliver the same securities to the broker.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Funds’ custodian for the benefit of the broker is recorded as Restricted cash on the Statements of Assets and Liabilities. The Funds pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as interest income or interest expense on the Statements of Operations.

The Funds are obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported within Other expense on the Statements of Operations. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on securities sold short on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Funds are also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Funds will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will record a realized gain if the price of the borrowed security declines between those dates.

As of February 28, 2017 Strategic Income Opportunities Fund had outstanding short sales as listed on the SOI.

K. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign tax withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statements of Operations

L. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	175

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

M. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees and sub-transfer agency fees are class-specific expenses. The amount of the transfer agency fees and sub-transfer agency fees charged to each class of the Funds for the year ended February 28, 2017 are as follows (amounts in thousands):

	Class A		Class C		Class R2		Class R5		Class R6	Class I		Total
Corporate Bond Fund
Transfer agency fees	$11		$—	(a)	n/a		n/a		$14	$1		$26
Sub-transfer agency fees	61		1		n/a		n/a		—	16		78
Emerging Markets Corporate Debt Fund
Transfer agency fees	—	(a)	—	(a)	n/a		n/a		1	1		2
Sub-transfer agency fees	—	(a)	—	(a)	n/a		n/a		—	—	(a)	—	(a)
Emerging Markets Debt Fund
Transfer agency fees	11		2		n/a		$—	(a)	11	5		29
Sub-transfer agency fees	81		9		n/a		—		—	51		141
Strategic Income Opportunities Fund
Transfer agency fees	55		37		n/a		8		n/a	114		214
Sub-transfer agency fees	1,592		627		n/a		86		n/a	2,480		4,785
Total Return Fund
Transfer agency fees	8		4		$—	(a)	1		1	3		17
Sub-transfer agency fees	207		30		2		9		—	112		360
Unconstrained Debt Fund
Transfer agency fees	6		1		—	(a)	—	(a)	3	23		33
Sub-transfer agency fees	18		4		—	(a)	—		—	151		173

(a)	Amount rounds to less than 500.

N. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2017, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

O. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Corporate Bond Fund	$(897)	$(1,135)	$2,032
Emerging Markets Corporate Debt Fund	—	219	(219)
Emerging Markets Debt Fund	—	(1,738)	1,738
Strategic Income Opportunities Fund	99	(3,607)	3,508
Total Return Fund	2	(135)	133
Unconstrained Debt Fund	—	(3,150)	3,150

176	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

The reclassifications for the Funds relate primarily to foreign currency gains or losses, redesignation of distributions, investments in perpetual bonds, wash sales reversal disallowed, investments in contingent preferred debt and investments in swap contracts.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Corporate Bond Fund	0.30%
Emerging Markets Corporate Debt Fund	0.70
Emerging Markets Debt Fund	0.70
Strategic Income Opportunities Fund	0.45
Total Return Fund	0.30
Unconstrained Debt Fund	0.45

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2017, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Class R5, Class R6 and Class I do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2
Corporate Bond Fund	0.25%	0.75%	n/a
Emerging Markets Corporate Debt Fund	0.25	0.75	n/a
Emerging Markets Debt Fund	0.25	0.75	n/a
Strategic Income Opportunities Fund	0.25	0.75	n/a
Total Return Fund	0.25	0.75	0.50%
Unconstrained Debt Fund	0.25	0.75	0.50

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2017, JPMDS retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
Corporate Bond Fund	$3	$—
Emerging Markets Debt Fund	3	—
Strategic Income Opportunities Fund	84	3
Total Return Fund	16	1
Unconstrained Debt Fund	3	—

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. The Class R6 Shares do not charge a shareholder servicing fee. For performing these

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	177

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

services, JPMDS receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Class I
Corporate Bond Fund	0.25%	0.25%	n/a	n/a	0.25%
Emerging Markets Corporate Debt Fund	0.25	0.25	n/a	n/a	0.25
Emerging Markets Debt Fund	0.25	0.25	n/a	0.05%	0.25
Strategic Income Opportunities Fund	0.25	0.25	n/a	0.05	0.25
Total Return Fund	0.25	0.25	0.25%	0.05	0.25
Unconstrained Debt Fund	0.25	0.25	0.25	0.05	0.25

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Funds. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Class R6	Class I
Corporate Bond Fund	0.75%	1.25%	n/a	n/a	0.40%	0.50%
Emerging Markets Corporate Debt Fund	1.20	1.70	n/a	n/a	0.70	0.95
Emerging Markets Debt Fund	1.20	1.70	n/a	0.75%	0.70	0.95
Strategic Income Opportunities Fund	1.00	1.50	n/a	0.55	n/a	0.75
Total Return Fund	0.66	1.31	1.16%	0.46	0.41	0.56
Unconstrained Debt Fund*	0.90	1.40	1.25	0.55	0.50	0.65

*	Prior to November 1, 2016, the contractual expense limitation for Unconstrained Debt Fund was 1.00%, 1.50% and 0.75% for Class A, Class C and Class I Shares respectively. The new expense limitations for these classes are in effect until at least October 31, 2018.

Except as noted above, the expense limitation agreements were in effect for the year ended February 28, 2017. The contractual expense limitation percentages in the table above are in place until at least June 30, 2017.

For the year ended February 28, 2017, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Reimbursements
Corporate Bond Fund	$67	$45	$380	$492	$—	(a)
Emerging Markets Corporate Debt Fund	291	161	1	453	—	(a)
Emerging Markets Debt Fund	1,041	665	154	1,860	10
Strategic Income Opportunities Fund	4,268	2,846	3,733	10,847	—
Total Return Fund	230	153	896	1,279	216
Unconstrained Debt Fund	1,149	765	992	2,906	1

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). Effective July 1, 2016, the Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or

178	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund. Prior to July 1, 2016, a portion of the waiver was voluntary for Corporate Bond Fund, Emerging Markets Corporate Debt Fund and Emerging Markets Debt Fund.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the year ended February 28, 2017 was as follows (amounts in thousands):

Corporate Bond Fund	$189
Emerging Markets Corporate Debt Fund	14
Emerging Markets Debt Fund	131
Strategic Income Opportunities Fund	3,776
Total Return Fund	162
Unconstrained Debt Fund	999

(a)	Amount rounds to less than 500.

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2017, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2017, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2017, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government	Securities Sold Short	Covers on Securities Sold Short
Corporate Bond Fund	$2,310,009	$2,163,002	$3,065	$24,908	n/a	n/a
Emerging Markets Corporate Debt Fund	196,819	161,395	—	—	n/a	n/a
Emerging Markets Debt Fund	3,035,530	2,879,260	—	—	n/a	n/a
Strategic Income Opportunities Fund	3,615,195	5,927,177	—	—	$243,440	$248,170
Total Return Fund	2,019,939	1,987,982	20,600	14,142	4,505	4,624
Unconstrained Debt Fund	9,174,716	9,371,787	301,983	8,082	n/a	n/a

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2017 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$1,867,563	$27,239	$19,194	$8,045
Emerging Markets Corporate Debt Fund	231,799	6,071	934	5,137
Emerging Markets Debt Fund	938,247	28,810	10,428	18,382
Strategic Income Opportunities Fund	12,304,012	375,481	290,339	85,142
Total Return Fund	686,992	10,649	8,232	2,417
Unconstrained Debt Fund	2,963,748	57,724	64,333	(6,609)

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	179

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in contingent preferred debt, investments in perpetual bonds, defaulted bond interest and wash sale loss deferrals.

The tax character of distributions paid during the year ended February 28, 2017 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Return of Capital	Total Distribution Paid
Corporate Bond Fund	$63,251	$6,928	$—	$70,179
Emerging Markets Corporate Debt Fund	8,948	—	—	8,948
Emerging Markets Debt Fund	70,230	—	—	70,230
Strategic Income Opportunities Fund	522,954	—	—	522,954
Total Return Fund	14,512	—	—	14,512
Unconstrained Debt Fund	90,755	—	1,995	92,750

*	Short-term gains are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 29, 2016 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distribution Paid
Corporate Bond Fund	$60,489	$1,339	$61,828
Emerging Markets Corporate Debt Fund	8,224	—	8,224
Emerging Markets Debt Fund	60,014	—	60,014
Strategic Income Opportunities Fund	653,656	—	653,656
Total Return Fund	18,357	37	18,394
Unconstrained Debt Fund	120,899	—	120,899

*	Short-term gains are treated as ordinary income for income tax purposes.

As of February 28, 2017, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$206	$76	$8,045
Emerging Markets Corporate Debt Fund	261	(3,373)	5,136
Emerging Markets Debt Fund	345	(137,816)	18,006
Strategic Income Opportunities Fund	9,463	(538,865)	64,574
Total Return Fund	1,126	—	(691)
Unconstrained Debt Fund	—	(51,990)	(14,204)

For the Funds, the cumulative timing differences primarily consist of mark to market of forward foreign currency contracts, mark to market of futures contracts, post-October capital loss deferrals, wash sale loss deferrals, investments in swaps, straddle loss deferrals, investments in perpetual bonds and investments in contingent preferred debt.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2017, the following Fund had the following pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

2018
Emerging Markets Debt Fund	$29,136

180	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

As of February 28, 2017, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Emerging Markets Corporate Debt Fund	$2,400	$973
Emerging Markets Debt Fund	85,658	23,022
Strategic Income Opportunities Fund	79,449	459,416
Unconstrained Debt Fund	15,150	36,840

During the year ended February 28, 2017, the following Fund utilized capital loss carryforwards as follows (amounts in thousands):

Corporate Bond Fund	$8,689
Strategic Income Opportunities Fund	28,022
Unconstrained Debt Fund	21,168

Specified ordinary losses and net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2017 the following Funds deferred to March 1, 2017 the following specified ordinary losses and net capital losses of (amounts in thousands):

	Net Capital Loss		Specified Ordinary Loss
	Short-Term	Long-Term
Corporate Bond Fund	$8,494	$(4,895)	$155
Emerging Markets Corporate Debt Fund	(943)	1,082	—
Emerging Markets Debt Fund	82,896	(438)	456
Strategic Income Opportunities Fund	—	5,665	4,133
Total Return Fund	3,374	1,348	72
Unconstrained Debt Fund	13,715	—	17,245

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2017. Average borrowings from the Facility for the year ended February 28, 2017, were as follows (amounts in thousands):.

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Emerging Markets Debt Fund	$82,491	0.34%	1	$1

In addition, effective August 16, 2016, the Trust along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the Fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	181

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. The initial term of the Credit Facility is 364 days, unless extended.

The Funds had no borrowings outstanding from the Credit Facility at February 28, 2017. Average borrowings from the Credit Facility for, or at any time during the year ended February 28, 2017, were as follows (amounts in thousands):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Strategic Income Opportunities Fund	$500	1.53%	1	$—	(a)

(a)	Amount rounds to less than 500.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2017, the Funds each had omnibus accounts and/or individual accounts which represented the following percentage of each applicable Fund’s net assets:

	Number of Affiliated Omnibus Accounts	% of the Fund	Number of Non-Affiliated Omnibus Accounts	% of the Fund	Number of Individual Accounts	% of the Fund
Emerging Markets Corporate Debt Fund	—	—	—	—	2	89.5%
Emerging Markets Debt Fund	—	—	—	—	1	15.0
Strategic Income Opportunities Fund	1	22.3%	2	11.6%	—	—
Total Return Fund	2	13.6	2	21.9	—	—
Unconstrained Debt Fund	2	76.5	—	—	—	—

As of February 28, 2017, JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of certain Funds as follows:

	JPMorgan Investor Funds	JPMorgan SmartRetirement Funds
Corporate Bond Fund	n/a	82.6%
Emerging Markets Debt Fund	13.1%	27.5

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds are subject to risks associated with securities with contractual cash flows including asset backed and mortgage-related securities such as collateralized mortgage obligations, mortgage-pass through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Funds invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

Emerging Markets Corporate Debt Fund’s and Emerging Markets Debt Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Funds’ investments and the income they generate, as well as the Funds’ ability to repatriate such amounts.

Emerging Markets Corporate Debt Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

182	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Strategic Income Opportunities Fund and Total Return Fund invest in Insurance-Linked Securities (catastrophe bonds), or similar restricted securities including Preferred Shares. These are fixed income securities or equity shares for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If trigger event occurs prior to maturity, the Funds may lose all or a portion of their principal in addition to the interest otherwise due from the security. Insurance-Linked Securities may expose the Funds to certain other risks, including issuer risk, credit risk, counterparty risk, liquidity risk and unfavorable tax consequences. The Preferred Shares held by the Funds are subject to contractual restrictions on resale/transfers and are considered to be illiquid securities.

Corporate Bond Fund, Emerging Markets Corporate Debt Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund invest in Preferred Securities. These securities are typically issued by corporations, generally in the form of interest bearing notes with preferred security characteristics and may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, forward foreign currency exchange contracts, TBA securities and Insurance-Linked Securities.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

Emerging Markets Corporate Debt Fund, Emerging Markets Debt Fund and Unconstrained Debt Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Funds. Such concentrations may subject each Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of February 28, 2017, the following Funds had non-US country allocations representing greater than 10% of each applicable Fund’s total investments as follows:

Brazil
Emerging Markets Corporate Debt Fund	10.3%

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. At this time, management is currently assessing the anticipated impact of the Regulation S-X amendments on the Funds’ financial statements and related disclosures.

9. Subsequent Event

Effective April 3, 2017, the Funds ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMDS from the Shareholder Servicing Fee which has been renamed as the Service Fee.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	183

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Corporate Bond Fund, JPMorgan Emerging Markets Corporate Debt Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Strategic Income Opportunities Fund, JPMorgan Total Return Fund and JPMorgan Unconstrained Debt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Corporate Bond Fund, JPMorgan Emerging Markets Corporate Debt Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Strategic Income Opportunities Fund, JPMorgan Total Return Fund and JPMorgan Unconstrained Debt Fund (each a separate series of JPMorgan Trust I) (hereafter collectively referred to as the “Funds”) as of February 28, 2017, the results of each of their operations and their cash flows (for JPMorgan Strategic Income Opportunities Fund) for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of February 28, 2017 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 26, 2017

184	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	153	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	153	Trustee, Museum of Jewish Heritage (2011-present); Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington (1950); Trustee of Trusts since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	152	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	153	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	153	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	153	None

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	153	None

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	153	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	153	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	185

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	153	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	153	None

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	153	None

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (153 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

186	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014)

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)*	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Fitzgerald has been with JPMorgan Chase since 2005.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986) Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2017; Vice President, JPMorgan Funds Management, Inc. from August 2012 to January 2016; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	187

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2016, and continued to hold your shares at the end of the reporting period, February 28, 2017.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Corporate Bond Fund
Class A
Actual	$1,000.00	$981.80	$3.64	0.74%
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class C
Actual	1,000.00	980.40	6.09	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24
Class R6
Actual	1,000.00	983.60	1.92	0.39
Hypothetical	1,000.00	1,022.86	1.96	0.39
Class I (formerly Select Class)
Actual	1,000.00	984.10	2.41	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49

Emerging Markets Corporate Debt Fund
Class A
Actual	1,000.00	1,014.10	5.94	1.19
Hypothetical	1,000.00	1,018.89	5.96	1.19
Class C
Actual	1,000.00	1,011.30	8.43	1.69
Hypothetical	1,000.00	1,016.41	8.45	1.69
Class R6
Actual	1,000.00	1,015.60	3.45	0.69
Hypothetical	1,000.00	1,021.37	3.46	0.69
Class I (formerly Select Class)
Actual	1,000.00	1,014.30	4.69	0.94
Hypothetical	1,000.00	1,020.13	4.71	0.94

188	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Emerging Markets Debt Fund
Class A
Actual	$1,000.00	$995.80	$5.89	1.19%
Hypothetical	1,000.00	1,018.89	5.96	1.19
Class C
Actual	1,000.00	993.40	8.30	1.68
Hypothetical	1,000.00	1,016.46	8.40	1.68
Class R5
Actual	1,000.00	999.20	3.67	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class R6
Actual	1,000.00	998.60	3.42	0.69
Hypothetical	1,000.00	1,021.37	3.46	0.69
Class I (formerly Select Class)
Actual	1,000.00	997.10	4.65	0.94
Hypothetical	1,000.00	1,020.13	4.71	0.94

Strategic Income Opportunities Fund
Class A
Actual	1,000.00	1,032.90	5.04	1.00
Hypothetical	1,000.00	1,019.84	5.01	1.00
Class C
Actual	1,000.00	1,029.60	7.55	1.50
Hypothetical	1,000.00	1,017.36	7.50	1.50
Class R5
Actual	1,000.00	1,035.20	2.78	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55
Class I (formerly Select Class)
Actual	1,000.00	1,033.40	3.78	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

Total Return Fund
Class A
Actual	1,000.00	989.80	3.16	0.64
Hypothetical	1,000.00	1,021.62	3.21	0.64
Class C
Actual	1,000.00	986.40	6.35	1.29
Hypothetical	1,000.00	1,018.40	6.46	1.29
Class R2
Actual	1,000.00	987.20	5.62	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14
Class R5
Actual	1,000.00	990.60	2.17	0.44
Hypothetical	1,000.00	1,022.61	2.21	0.44
Class R6
Actual	1,000.00	990.00	1.92	0.39
Hypothetical	1,000.00	1,022.86	1.96	0.39
Class I (formerly Select Class)
Actual	1,000.00	990.20	2.66	0.54
Hypothetical	1,000.00	1,022.12	2.71	0.54

Unconstrained Debt Fund
Class A
Actual	1,000.00	1,011.00	4.49	0.90
Hypothetical	1,000.00	1,020.33	4.51	0.90
Class C
Actual	1,000.00	1,009.70	6.98	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	189

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Unconstrained Debt Fund (continued)
Class R2
Actual	$1,000.00	$1,010.50	$6.08	1.22%
Hypothetical	1,000.00	1,018.74	6.11	1.22
Class R5
Actual	1,000.00	1,014.00	2.60	0.52
Hypothetical	1,000.00	1,022.22	2.61	0.52
Class R6
Actual	1,000.00	1,014.30	2.35	0.47
Hypothetical	1,000.00	1,022.46	2.36	0.47
Class I (formerly Select Class)
Actual	1,000.00	1,013.50	3.25	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

190	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2017. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2017. The information necessary to complete your income tax returns for the calendar year ending December 31, 2017 will be provided under separate cover.

Long-Term Capital Gain

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2017 (amounts in thousands):

Long-Term Capital Gain Distribution
Corporate Bond Fund	$6,928

Qualified Interest Income (QII) and Short-Term Capital Gain

Each Fund listed below paid the following amount, or the maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2017 (amounts in thousands):

	Qualified Interest Income	Short- Term Capital Gain
Total Return Fund	$11,205	$1,149

Treasury Income

Each Fund listed below had the following percentage, or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2017:

Income from U.S. Treasury Obligations
Corporate Bond Fund	0.27%
Emerging Markets Corporate Debt Fund	0.02
Emerging Markets Debt Fund	0.01
Strategic Income Opportunities Fund	0.07
Total Return Fund	3.55
Unconstrained Debt Fund	1.03

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	191

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. February 2017.	AN-INC-217

Annual Report

J.P. Morgan Money Market Funds

February 28, 2017

JPMorgan California Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 22, 2017 (Unaudited)

Dear Shareholders,

For most of the past twelve months, the U.S. economy was one of the few bright spots among developed nations as most of Europe and Japan struggled with low or negative economic growth. However, by the end of February 2017 there emerged clear signals that the world’s 20 largest economies were moving in a more synchronized fashion that could lead to an accelerating global economy.

“While the global economy appeared to grow more synchronized during the twelve months ended February 28, 2017, there also emerged political uncertainties in the U.S. and Europe.”

Indeed, the World Bank has estimated that global economic growth in 2017 will rise by 2.7% compared with 2.3% in 2016 and economists generally expect each of the world’s 20 largest economies will see an increase in gross domestic product in 2017.

In the 19-nation euro zone, manufacturing activity rose in February 2017 for the sixth consecutive month and reached levels not seen in nearly six years. Economic confidence surveys have been the strongest since 2011. While unemployment across the euro zone remained nearly twice that of the U.S., the jobless rate fell faster than expected in early 2017 to its lowest level since 2009. Importantly, euro zone inflation reached the European Central Bank’s target of 2.0% in February 2017, which provided further evidence that the risk of a painful deflationary spiral had receded.

Meanwhile, Chinese factory activity was stronger than economists expected in February 2017 and more broadly, Chinese economic stimulus measures initiated in 2016 appeared to bolster trade throughout Asia. In Japan, corporate profits were estimated at record highs even in the face of a stronger yen. South Korean exports grew in February 2017 for the fourth consecutive month. Economic data from Australia and India showed signs of stronger growth.

To a certain extent, the healthier global economy was supported by a rebound in global oil prices, which reached 15-month highs in October 2016. Prices for other commodities also rose during 2016, helping growth in those emerging market nations reliant on natural resource exports.

In the U.S., the pace of economic expansion was sufficient to persuade the Federal Reserve Bank to raise interest rates in December 2016 and again in March 2017. Meanwhile, leading stock market indexes hit record highs in late 2016 and early 2017 amid strength in corporate profits and the broader U.S. economy. Investor expectations that the Republican Party’s newly-won control of the U.S. presidency along with its majorities in both houses of the U.S. Congress would bolster economic growth while lowering certain taxes further supported U.S. financial assets.

While the global economy appeared to grow more synchronized during the twelve months ended February 28, 2017, there also emerged political uncertainties in the U.S. and Europe. In the U.K., a populist drive to exit the European Union won a surprise victory in mid-2016. While global financial markets generally rebounded from the sharp sell-off that followed the June 23rd referendum, the ultimate impact of the so-called Brexit remained uncertain and was seen as a drag on the U.K. economy. In November, Donald Trump, who campaigned on a platform that included tighter restrictions on immigration and protective trade policies, won the U.S. presidency. While voters in the Netherlands declined to give the anti-immigrant Party for Freedom a majority in the lower house of Parliament, populist parties were vying for power in France, Germany and elsewhere.

Each of these parties and their leaders — both in the U.S. and elsewhere — share broad policy goals that prioritize restricting immigration and shunning supranational trade agreements. Given that immigration and free trade are key drivers of economic growth in advanced, post-industrial nations, it remains to be seen how much electoral support these shared agendas would earn.

In the face of all this, U.S. and foreign financial markets generally rewarded investors with positive returns for the twelve months through February 28, 2017. Over time, we believe financial markets will continue to reward those investors who maintain patience and discipline in the context of a properly diversified portfolio.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan California Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	Eagle Class, E*Trade^, Morgan, Premier, Reserve and Service
Net Assets as of February 28, 2017	$327.4 Million
Weighted Average Maturity^^	6 days
Weighted Average Life^^^	7 days

MATURITY SCHEDULE**^^
1 day	7.4%
2–7 days	92.6

7-DAY SEC YIELD AS OF FEBRUARY 28, 2017 (1)
Eagle Class Shares	0.01%
Morgan Shares	0.07
Premier Shares	0.21
Reserve Shares	0.02
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)

The yields for Eagle Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.15)%, (0.05)%, 0.11%, (0.32)% and (0.49)% for Eagle Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of February 28, 2017.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

JPMorgan New York Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	New York short-term municipal obligations
Suggested investment time frame.	Short-term
Share classes offered	Eagle Class, E*Trade^, Morgan, Premier, Reserve and Service
Net Assets as of February 28, 2017	$472.3 Million
Weighted Average Maturity^^	6 days
Weighted Average Life^^^	6 days

MATURITY SCHEDULE**^^
1 day	11.4%
2–7 days	88.6

7-DAY SEC YIELD AS OF FEBRUARY 28, 2017 (1)
Eagle Class Shares	0.01%
Morgan Shares	0.08
Premier Shares	0.22
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)

The yields for Eagle Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.13)%, (0.01)%, 0.15%, (0.10)% and (0.45)% for Eagle Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of February 28, 2017.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 7.4%
	California — 7.4%
	California Pollution Control Financing Authority, Pacific Gas & Electric Co.,
11,300	Series B, Rev., VRDO, AMT, LOC: Canadian Imperial Bank, 0.600%, 03/01/17	11,300
2,000	Series C, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.580%, 03/01/17	2,000
3,000	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 03-19, Series B, VRDO, LOC: U.S. Bank NA, 0.540%, 03/01/17 (e)	3,000
3,000	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 87-8, VRDO, LOC: State Street Bank & Trust, 0.540%, 03/01/17	3,000
5,000	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 97-17, Special Assessment, VRDO, LOC: State Street Bank & Trust, 0.540%, 03/01/17 (e)	5,000

	Total Daily Demand Notes (Cost $24,300)	24,300

Weekly Demand Notes — 82.1%
	California — 82.1%
3,830	Alameda County IDA, Plyproperties Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.700%, 03/07/17	3,830
200	Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.640%, 03/07/17	200
12,043	Bay Area Toll Authority, California Toll Bridge, Series 2015-XF2179, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.670%, 03/07/17 (e)	12,043
4,580	Beverly Hills Public Financing Authority, Series 2016-XF2281, Rev., VRDO, LIQ: Citibank NA, 0.670%, 03/07/17 (e)	4,580
1,060	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West, Series C, Rev., VRDO, LOC: Bank of Montreal, 0.610%, 03/07/17	1,060
	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program,
600	Series H, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.610%, 03/07/17	600
10,100	Series I, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.660%, 03/07/17	10,100
6,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., VRDO, 0.630%, 03/07/17	6,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
2,675	California Health Facilities Financing Authority, Scripps Health, Series 2008 G, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.610%, 03/07/17	2,675
7,500	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.630%, 03/07/17	7,500
3,169	California Housing Finance Agency, Series 2016-XF2308, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.870%, 03/07/17 (e)	3,169
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Gardens Apartments Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.640%, 03/07/17	4,620
3,435	California Infrastructure & Economic Development Bank, Industrial Development, MA Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America NA, 0.800%, 03/07/17	3,435
3,105	California Statewide Communities Development Authority, Series J, Rev., VRDO, 0.630%, 03/07/17	3,105
	California Statewide Communities Development Authority, Kaiser Permanente,
1,000	Series C-1, Rev., VRDO, 0.630%, 03/07/17	1,000
1,950	Series C-2, Rev., VRDO, 0.630%, 03/07/17	1,950
1,470	Series C-3, Rev., VRDO, 0.630%, 03/07/17	1,470
6,600	Series L, Rev., VRDO, 0.630%, 03/07/17	6,600
505	California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project, Series OO, Rev., VRDO, LOC: Citibank NA, 1.050%, 03/07/17	505
1,970	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LOC: FHLMC, 0.620%, 03/07/17	1,970
14,050	California Statewide Communities Development Authority, Rady Children’s Hospital, Series C, Rev., VRDO, LOC: Northern Trust Co., 0.590%, 03/07/17	14,050
600	City & County of San Francisco, Multi-Family Housing, Folsom-Dore Apartment Project, Series A, Rev., VRDO, LOC: Citibank NA, 0.700%, 03/07/17	600
15,000	City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments, Series H-2, Rev., VRDO, LOC: Bank of China, 0.750%, 03/07/17	15,000
1,000	City of Livermore, Series A, COP, VRDO, LOC: U.S. Bank NA, 0.640%, 03/07/17	1,000

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
3,025	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.620%, 03/07/17	3,025
	City of Palo Alto,
6,240	Series 2016-XF2252, GO, VRDO, LIQ: Citibank NA, 0.670%, 03/02/17 (e)	6,240
4,160	Series 2016-XF2266, GO, VRDO, LIQ: Citibank NA, 0.670%, 03/07/17 (e)	4,160
3,380	City of Riverside, Riverside Renaissance Projects, Series 2008, COP, VRDO, LOC: Bank of America NA, 0.630%, 03/07/17	3,380
3,300	City of Whittier, Health Facilities, Presbyterian Intercommunity, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.610%, 03/07/17	3,300
635	County of Contra Costa, City of Richmond, Wastewater, Series A, Rev., VRDO, LOC: MUFG Union Bank NA, 0.700%, 03/07/17	635
210	County of Orange, Apartment Development, Villas La Paz, Series F, Rev., VRDO, FNMA, LOC: FNMA, 0.630%, 03/07/17	210
6,850	Eastern Municipal Water District, Water and Wastewater, Series C, Rev., VRDO, 0.600%, 03/07/17	6,850
3,300	Irvine Ranch Water District, Nos. 105, 140, 240, 250, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.630%, 03/07/17	3,300
1,386	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Views at 270, Series A, Rev., VRDO, LOC: Citibank NA, 0.770%, 03/07/17	1,386
14,400	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LOC: FHLMC, 0.640%, 03/07/17	14,400
500	Los Angeles Department of Water & Power, Power System, Series B, Subseries B-5, Rev., VRDO, 0.590%, 03/07/17	500
8,100	Los Angeles Department of Water & Power, Waterworks, Series B, Subseries B-3, Rev., VRDO, 0.590%, 03/07/17	8,100
	Metropolitan Water District of Southern California,
4,300	Series A-1, Rev., VRDO, 0.590%, 03/07/17	4,300
1,730	Series A-2, Rev., VRDO, 0.590%, 03/07/17	1,730
5,240	Orange County Water District, Series 2016-ZM0155, COP, VRDO, LIQ: Morgan Stanley Bank, 0.670%, 03/07/17 (e)	5,240
1,675	Riverside County Transportation Commission, Series 2016-XF2297, Rev., VRDO, LIQ: Citibank NA, 0.670%, 03/07/17 (e)	1,675

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
195	Sacramento County Housing Authority, Multi-Family Housing, Series D, Rev., VRDO, FNMA, LOC: FNMA, 0.580%, 03/07/17	195
500	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Rev., VRDO, LOC: Citibank NA, 0.700%, 03/07/17	500
10,000	Sacramento County of California, Multi-Family Housing, Series B, Rev., VRDO, FNMA, LOC: FNMA, 0.670%, 03/07/17	10,000
10,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, 0.640%, 03/07/17 (e)	10,000
590	Sacramento County Sanitation Districts Financing Authority, Sub-Lien, Sacramento Regional County Sanitation District, Series C, Rev., VRDO, LOC: Bank of America NA, 0.630%, 03/07/17	590
3,400	San Diego Housing Authority, Multi-Family Housing, Studio 15, Series B, Rev., VRDO, LOC: Citibank NA, 0.700%, 03/07/17	3,400
200	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Mercy Terrace Project, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.580%, 03/07/17	200
7,760	San Marcos Unified School District, Series 2016-ZF2390, GO, VRDO, LIQ: Citibank NA, 0.670%, 03/07/17 (e)	7,760
1,270	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.650%, 03/07/17 (p)	1,270
10,000	Santa Clara Valley Transportation Authority, Sales Tax, Series C, Rev., VRDO, 0.620%, 03/07/17	10,000
500	State of California, Kindergarten, Series B5, GO, VRDO, LOC: U.S. Bank NA, 0.590%, 03/07/17	500
5,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.640%, 03/07/17	5,000
	Tender Option Bond Trust Receipts/CTFS,
2,675	Series 2016-XF0524, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.680%, 03/07/17 (e)	2,675
7,500	Series 2016-XF2322, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.670%, 03/07/17 (e)	7,500
15,000	Series 2016-XG0043, GO, LIQ: TD Bank NA, 0.680%, 03/07/17	15,000
5,000	Series 2016-XL0015, Rev., VRDO, LIQ: Barclays Bank plc, 0.670%, 03/02/17 (e)	5,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
6,000	Series 2016-XM0301, Rev., VRDO, LIQ: Royal Bank of Canada, 0.660%, 03/07/17 (e)	6,000
2,020	Series 2016-ZF0348, Rev., VRDO, LIQ: Bank of America NA, 0.690%, 03/07/17 (e)	2,020
5,355	Upland Housing Authority, Multi-Family Housing, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.640%, 03/07/17	5,355

	Total Weekly Demand Notes (Cost $268,958)	268,958

SHARES
Variable Rate Demand Preferred Shares — 10.4%
	Nuveen California Quality Municipal Income Fund
7,000	Series 1, LIQ: Societe Generale, 0.790%, 03/07/17 # (e)	7,000
7,000	Series 4, LIQ: Royal Bank of Canada, 0.760%, 03/07/17 # (e)	7,000

SHARES	SECURITY DESCRIPTION	VALUE($)

6,000	Series 6, LIQ: Citibank NA, 0.770%, 03/07/17 # (e)	6,000
14,000	Series 8, LIQ: Barclays Bank plc, 0.790%, 03/07/17 # (e)	14,000

	Total Variable Rate Demand Preferred Shares (Cost $34,000)	34,000

	Total Investments — 99.9% (Cost $327,258)*	327,258
	Other Assets in Excess of Liabilities — 0.1%	190

	NET ASSETS — 100.0%	$327,448

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Daily Demand Notes — 11.4%
	New York — 11.4%
	City of New York, Fiscal Year 2006,
1,200	Series I, Subseries I-5, GO, VRDO, LOC: Bank of New York Mellon, 0.590%, 03/01/17	1,200
100	Series I, Subseries I-6, GO, VRDO, LOC: Bank of New York Mellon, 0.590%, 03/01/17	100
2,300	City of New York, Fiscal Year 2008, Series J, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.630%, 03/01/17	2,300
3,000	City of New York, Fiscal Year 2012, Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Corporate Bank, 0.600%, 03/01/17	3,000
	City of New York, Fiscal Year 2013,
1,530	Series A, Subseries A-2, GO, VRDO, LOC: Mizuho Corporate Bank, 0.620%, 03/01/17	1,530
2,800	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.620%, 03/01/17	2,800
5,000	Metropolitan Transportation Authority, Series D, Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.620%, 03/01/17	5,000
5,000	New York City Industrial Development Agency, 123 Washington LLC Project, Series 2007, Rev., VRDO, LOC: Bank of China, 0.760%, 03/01/17	5,000
2,835	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB, Subseries BB-1, Rev., VRDO, 0.610%, 03/01/17	2,835
2,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA-5, Rev., VRDO, 0.620%, 03/01/17	2,000
100	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.570%, 03/01/17	100
	New York State Housing Finance Agency, 350 West 43rd Street Housing,
600	Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.640%, 03/01/17	600
675	Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.640%, 03/01/17	675
1,100	New York State Housing Finance Agency, 605 West 42 Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.760%, 03/01/17	1,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
3,000	New York State Housing Finance Agency, Manhattan West Residential Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.770%, 03/01/17	3,000
20,000	New York State Mortgage Agency, Homeowner Mortgage, Series 135, Rev., VRDO, AMT, 0.640%, 03/01/17	20,000
2,480	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Subseries B-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.570%, 03/01/17	2,480

	Total Daily Demand Notes (Cost $53,720)	53,720

Weekly Demand Notes — 79.7%
	New York — 79.7%
2,690	Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project, Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.680%, 03/07/17	2,690
1,890	Albany Industrial Development Agency, Civic Facility, Medical Center Project, Series A, Rev., VRDO, LOC: Bank of America NA, 0.760%, 03/07/17	1,890
1,985	City of New York, Fiscal Year 2006, Series F, Subseries F-4A, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.640%, 03/07/17	1,985
4,385	Dutchess County Industrial Development Agency, Civic Facility, Anderson Foundation Autism Inc., Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.690%, 03/07/17	4,385
4,605	Franklin County Civic Development Corp., Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.700%, 03/07/17	4,605
850	Franklin County Industrial Development Agency, Civic Facility, Trudeau Institute, Inc. Project, Rev., VRDO, LOC: HSBC Bank USA NA, 0.800%, 03/07/17	850
5,765	Metropolitan Transportation Authority, Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.640%, 03/07/17	5,765
5,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries B-1, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.630%, 03/07/17	5,000
	Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York, Sales Tax Secured,
2,400	Series A, Rev., VRDO, 0.640%, 03/07/17	2,400
6,085	Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.650%, 03/07/17	6,085

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	New York — continued
1,150	Series C, Rev., VRDO, 0.630%, 03/07/17	1,150
6,355	Nassau Health Care Corp., Nassau County Guaranteed, Subseries C1, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.620%, 03/07/17	6,355
2,400	New York City Health & Hospital Corp., Health System, Series B, Rev., VRDO, LOC: TD Bank NA, 0.650%, 03/07/17	2,400
6,665	New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site C, Series C, Rev., VRDO, LOC: Citibank NA, 0.660%, 03/07/17	6,665
4,350	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.650%, 03/07/17	4,350
2,300	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.660%, 03/07/17	2,300
1,000	New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project, Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.700%, 03/07/17	1,000
6,315	New York City Industrial Development Agency, Jamaica First Parking LLC Project, Rev., VRDO, LOC: TD Bank NA, 0.630%, 03/07/17 (e)	6,315
1,350	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-3, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.640%, 03/07/17	1,350
	New York City Trust for Cultural Resources, Metropolitan Museum of Art,
12,950	Subseries A-1, Rev., VRDO, 0.620%, 03/07/17	12,950
600	Subseries A-2, Rev., VRDO, 0.620%, 03/07/17	600
9,220	New York City Trust for Cultural Resources, WNYC Radio, Inc., Rev., VRDO, LOC: Wells Fargo Bank NA, 0.620%, 03/07/17	9,220
	New York Liberty Development Corp.,
15,525	Series 2015-XF2146, Rev., VRDO, LIQ: Citibank NA, 0.670%, 03/07/17 (e)	15,525
7,500	Series 2015-XF2153, Rev., VRDO, LIQ: Citibank NA, 0.670%, 03/07/17 (e)	7,500
6,175	New York State Dormitory Authority, Series 2016-ZF2383, Rev., VRDO, LIQ: Citibank NA, 0.670%, 03/02/17 (e)	6,175
6,755	New York State Dormitory Authority, Catholic Health System, Series 2006A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.670%, 03/07/17	6,755

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
2,705	New York State Dormitory Authority, City University System, CONS Fifth General Resolution, Series C, Rev., VRDO, LOC: Bank of America NA, 0.630%, 03/07/17	2,705
10,000	New York State Dormitory Authority, Columbia University, Series B, Rev., VRDO, 0.590%, 03/07/17	10,000
	New York State Dormitory Authority, Cornell University,
3,925	Series 2004A, Rev., VRDO, 0.620%, 03/07/17	3,925
5,000	Series 2004B, Rev., VRDO, 0.620%, 03/07/17	5,000
2,655	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA NA, 0.650%, 03/07/17	2,655
7,200	New York State Dormitory Authority, St. John’s University, Series B-2, Rev., VRDO, LOC: U.S. Bank NA, 0.610%, 03/07/17	7,200
15,220	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.660%, 03/07/17	15,220
1,300	New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Inc. Project, Series C, Subseries C-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.670%, 03/07/17	1,300
2,800	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project, Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.640%, 03/07/17	2,800
1,750	New York State Housing Finance Agency, 222 East 44th Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.730%, 03/07/17	1,750
	New York State Housing Finance Agency, 42nd and 10th Housing,
5,040	Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.610%, 03/07/17	5,040
2,500	Series A, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 0.650%, 03/07/17	2,500
8,375	New York State Housing Finance Agency, 625 West 57th Street, Series A-1, Rev., VRDO, LOC: Bank of New York Mellon, 0.610%, 03/07/17	8,375
10,000	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.660%, 03/07/17	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	New York — continued
1,450	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., FNMA, LOC: FNMA, 0.660%, 03/07/17	1,450
4,085	New York State Housing Finance Agency, Clarkstown Maplewood Garden, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.650%, 03/07/17	4,085
6,750	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.670%, 03/07/17	6,750
20,500	New York State Housing Finance Agency, Manhattan West Residential Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.850%, 03/07/17	20,500
10,000	New York State Housing Finance Agency, Riverside Center 2 Housing, Series A-3, Rev., VRDO, LOC: Bank of America NA, 0.640%, 03/07/17	10,000
10,000	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.660%, 03/07/17	10,000
3,400	New York State Housing Finance Agency, Tribeca Park, Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 0.660%, 03/07/17	3,400
1,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.650%, 03/07/17	1,700
1,600	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.660%, 03/07/17	1,600
1,700	New York State Housing Finance Agency, West Haverstraw Senior Citizens Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.650%, 03/07/17	1,700
1,800	New York State Local Government Assistance Corp., Series SG-100, Rev., NATL, LIQ: Societe Generale, 0.780%, 03/07/17	1,800
4,800	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series 2016-XF2279, Rev., VRDO, LIQ: Citibank NA, 0.670%, 03/07/17 (e)	4,800
3,250	New York State, Housing Finance Agency, 42 & 10 Housing, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.610%, 03/07/17	3,250
4,870	Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project, Series 2007, Rev., VRDO, LOC: HSBC Bank USA NA, 0.700%, 03/07/17	4,870

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
3,700	Onondaga County Trust Cultural Resources, Syracuse University Project, Series 2010A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.620%, 03/07/17	3,700
2,610	Putnam County Industrial Development Authority, Civic Facilities, United Cerebral Palsy of Putnam and Southern Dutchess Project, Series A, Rev., VRDO, LOC: TD Bank NA, 0.640%, 03/07/17	2,610
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Series 2009, Rev., VRDO, LOC: Bank of America NA, 0.700%, 03/07/17	5,000
	Tender Option Bond Trust Receipts/CTFS,
8,760	Series 2015-XF2107, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.670%, 03/07/17 (e)	8,760
11,625	Series 2015-XM0072, Rev., VRDO, LIQ: Bank of America NA, 0.690%, 03/07/17 (e)	11,625
6,265	Series 2015-ZF0264, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.680%, 03/07/17 (e)	6,265
3,170	Series 2015-ZF0271, Rev., VRDO, LIQ: Royal Bank of Canada, 0.670%, 03/07/17 (e)	3,170
3,500	Series 2016-XF2344, Rev., VRDO, LIQ: Citibank NA, 0.670%, 03/07/17 (e)	3,500
2,000	Series 2016-ZF0269, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.740%, 03/07/17 (e)	2,000
2,385	Series 2016-ZF0275, Rev., VRDO, LIQ: TD Bank NA, 0.690%, 03/07/17 (e)	2,385
1,460	Series 2016-ZF0381, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.680%, 03/07/17	1,460
23,000	Series 2016-ZF0464, Rev., VRDO, LIQ: Royal Bank of Canada, 0.710%, 03/07/17 (e)	23,000
4,635	Series 2016-ZF0505, Rev., VRDO, LIQ: Royal Bank of Canada, 0.670%, 03/07/17 (e)	4,635
1,930	Series 2016-ZF0507, Rev., VRDO, LIQ: Royal Bank of Canada, 0.670%, 03/07/17	1,930
2,500	Series 2016-ZM0138, Rev., VRDO, LIQ: Royal Bank of Canada, 0.670%, 03/07/17 (e)	2,500
3,500	Series 2016-ZM0139, Rev., VRDO, LIQ: Royal Bank of Canada, 0.670%, 03/07/17 (e)	3,500
1,500	Series 2017-XF0536, Rev., VRDO, LIQ: Royal Bank of Canada, 0.670%, 03/07/17	1,500
2,800	Series 2017-XG0112, Rev., VRDO, LIQ: Barclays Bank plc, 0.670%, 03/07/17 (e)	2,800

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	New York — continued
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
1,000	Series B, Rev., VRDO, LOC: State Street Bank & Trust, 0.620%, 03/07/17	1,000
4,395	Series B, Subseries B-1, Rev., VRDO, LOC: PNC Bank NA, 0.650%, 03/07/17	4,395

	Total Weekly Demand Notes (Cost $376,375)	376,375

SHARES
Variable Rate Demand Preferred Shares — 8.8%
	Nuveen New York AMT-Free Quality Municipal Income Fund
4,200	Series 2, LIQ: Citibank NA, 0.720%, 03/07/17 # (e)	4,200
17,700	Series 3, LIQ: Citibank NA, 0.720%, 03/07/17 # (e)	17,700

SHARES	SECURITY DESCRIPTION	VALUE($)

20,000	Nuveen New York Quality Municipal Income Fund, Series 1, LIQ: Toronto-Dominion Bank, 0.780%, 03/07/17 # (e)	20,000

	Total Variable Rate Demand Preferred Shares (Cost $41,900)	41,900

	Total Investments — 99.9% (Cost $471,995)*	471,995
	Other Assets in Excess of Liabilities — 0.1%	339

	NET ASSETS — 100.0%	$472,334

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

J.P. Morgan Money Market Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

AMT	— Alternative Minimum Tax
CONS	— Consolidated Bonds
COP	— Certificate of Participation
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.
Rev.	— Revenue
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 28, 2017.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	11

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2017

(Amounts in thousands, except per share amounts)

	California Municipal Money Market Fund	New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$327,258	$471,995
Cash	21	5
Receivables:
Investment securities sold	120	165
Interest from non-affiliates	235	419
Due from adviser	1	—

Total Assets	327,635	472,584

LIABILITIES:
Payables:
Distributions	4	5
Accrued liabilities:
Investment advisory fees	—	7
Administration fees	4	10
Distribution fees	30	35
Shareholder servicing fees	78	118
Custodian and accounting fees	13	11
Audit fees	29	29
Printing and mailing cost	18	18
Other	11	17

Total Liabilities	187	250

Net Assets	$327,448	$472,334

NET ASSETS:
Paid-in-Capital	$327,464	$472,381
Accumulated undistributed (distributions in excess of) net investment income	(25)	(44)
Accumulated net realized gains (losses)	9	(3)

Total Net Assets	$327,448	$472,334

Net Assets:
Eagle Class	$13,205	$6,859
E*Trade	—	—
Morgan	7,314	303,713
Premier	139,487	102,091
Reserve	20	2,607
Service	167,422	57,064

Total	$327,448	$472,334

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Eagle Class	13,202	6,860
E*Trade	—	—
Morgan	7,312	303,728
Premier	139,449	102,096
Reserve	20	2,607
Service	167,378	57,066

Net Asset Value, offering and redemption price per share (all classes)	$1.00	$1.00

Cost of investments in non-affiliates	$327,258	$471,995

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2017

(Amounts in thousands)

	California Municipal Money Market Fund		New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,364		$3,826

EXPENSES:
Investment advisory fees	801		619
Administration fees	704		543
Distribution fees:
Eagle Class (a)	17		8
E*Trade (b)	3,445		1,291
Morgan	191		399
Reserve (c)	—	(d)	159
Service	1,126		402
Shareholder servicing fees:
Eagle Class (a)	20		9
E*Trade (b)	1,723		646
Morgan	668		1,397
Premier (e)	126		77
Reserve (c)	—	(d)	191
Service	563		201
Custodian and accounting fees	75		69
Interest expense to affiliates	1		—	(d)
Professional fees	70		67
Trustees’ and Chief Compliance Officer’s fees	26		24
Printing and mailing costs	82		57
Registration and filing fees	106		82
Transfer agency fees (See Note 2.F.)	27		53
Other	18		15

Total expenses	9,789		6,309

Less fees waived	(5,666)		(2,797)
Less expense reimbursements	(1)		—	(d)

Net expenses	4,122		3,512

Net investment income (loss)	242		314

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	42		24

Change in net assets resulting from operations	$284		$338

(a)	Commencement of offering of class of shares effective July 1, 2016.
(b)	E*Trade Shares had no assets from the close of business on September 21, 2016.
(c)	Commencement of offering of class of shares effective March 9, 2016 for California Municipal Money Market Fund.
(d)	Amount rounds to less than 500.
(e)	Commencement of offering of class of shares effective March 9, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	13

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Municipal Money Market Fund		New York Municipal Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$242	$157	$314	$105
Net realized gain (loss)	42	234	24	—

Change in net assets resulting from operations	284	391	338	105

DISTRIBUTIONS TO SHAREHOLDERS:
Eagle Class (a)
From net investment income	(2)	—	(1)	—
From net realized gains	(4)	—	— (b)	—
E*Trade (c)
From net investment income	(57)	(107)	(22)	(38)
From net realized gains	—	(139)	—	(11)
Morgan
From net investment income	(69)	(33)	(188)	(48)
From net realized gains	(5)	(39)	(17)	(14)
Premier (d)
From net investment income	(88)	—	(55)	—
From net realized gains	(39)	—	(4)	—
Reserve (e)
From net investment income	— (b)	—	(6)	(13)
From net realized gains	— (b)	—	— (b)	(4)
Service
From net investment income	(19)	(17)	(7)	(6)
From net realized gains	(44)	(25)	(4)	(2)

Total distributions to shareholders	(327)	(360)	(304)	(136)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,270,777)	36,330	(631,436)	(36,133)

NET ASSETS:
Change in net assets	(1,270,820)	36,361	(631,402)	(36,164)
Beginning of period	1,598,268	1,561,907	1,103,736	1,139,900

End of period	$327,448	$1,598,268	$472,334	$1,103,736

Accumulated undistributed (distributions in excess of) net investment income	$(25)	$(21)	$(44)	$(79)

(a)	Commencement of offering of class of shares effective July 1, 2016.
(b)	Amount rounds to less than 500.
(c)	E*Trade Shares had no assets from the close of business on September 21, 2016.
(d)	Commencement of offering of class of shares effective March 9, 2016.
(e)	Commencement of offering of class of shares effective March 9, 2016 for California Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	California Municipal Money Market Fund		New York Municipal Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Eagle Class (a)
Proceeds from shares issued	$18,347	$—	$13,169	$—
Distributions reinvested	6	—	1	—
Cost of shares redeemed	(5,145)	—	(6,311)	—

Change in net assets resulting from Eagle capital transactions	$13,208	$—	$6,859	$—

E*Trade (b)
Proceeds from shares issued	$215,537	$362,030	$127,609	$211,806
Distributions reinvested	54	246	20	49
Cost of shares redeemed	(1,276,975)	(395,694)	(523,502)	(211,934)

Change in net assets resulting from E*Trade capital transactions	$(1,061,384)	$(33,418)	$(395,873)	$(79)

Morgan
Proceeds from shares issued	$858,741	$1,524,787	$676,852	$1,213,577
Distributions reinvested	55	58	183	52
Cost of shares redeemed	(1,158,746)	(1,536,060)	(864,465)	(1,265,372)

Change in net assets resulting from Morgan capital transactions	$(299,950)	$(11,215)	$(187,430)	$(51,743)

Premier (c)
Proceeds from shares issued	$341,232	$—	$175,144	$—
Distributions reinvested	111	—	52	—
Cost of shares redeemed	(201,822)	—	(73,104)	—

Change in net assets resulting from Premier capital transactions	$139,521	$—	$102,092	$—

Reserve (d)
Proceeds from shares issued	$20	$—	$1,780,772	$3,862,841
Distributions reinvested	— (e)	—	6	14
Cost of shares redeemed	—	—	(1,915,935)	(3,860,926)

Change in net assets resulting from Reserve capital transactions	$20	$—	$(135,157)	$1,929

Service
Proceeds from shares issued	$173,220	$254,718	$66,530	$89,565
Distributions reinvested	63	42	10	8
Cost of shares redeemed	(235,475)	(173,797)	(88,467)	(75,813)

Change in net assets resulting from Service capital transactions	$(62,192)	$80,963	$(21,927)	$13,760

Total change in net assets resulting from capital transactions	$(1,270,777)	$36,330	$(631,436)	$(36,133)

(a)	Commencement of offering of class of shares effective July 1, 2016.
(b)	E*Trade Shares had no assets from the close of business on September 21, 2016.
(c)	Commencement of offering of class of shares effective March 9, 2016.
(d)	Commencement of offering of class of shares effective March 9, 2016 for California Municipal Money Market Fund.
(e)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	15

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Municipal Money Market Fund		New York Municipal Money Market Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Eagle Class (a)
Issued	18,340	—	13,169	—
Reinvested	6	—	1	—
Redeemed	(5,144)	—	(6,310)	—

Change in Eagle Shares	13,202	—	6,860	—

E*Trade (b)
Issued	215,662	362,030	127,620	211,806
Reinvested	54	246	20	49
Redeemed	(1,276,856)	(395,694)	(523,501)	(211,934)

Change in E*Trade Shares	(1,061,140)	(33,418)	(395,861)	(79)

Morgan
Issued	858,597	1,524,787	676,823	1,213,577
Reinvested	55	58	183	52
Redeemed	(1,158,656)	(1,536,060)	(864,446)	(1,265,372)

Change in Morgan Shares	(300,004)	(11,215)	(187,440)	(51,743)

Premier (c)
Issued	341,156	—	175,143	—
Reinvested	111	—	52	—
Redeemed	(201,818)	—	(73,099)	—

Change in Premier Shares	139,449	—	102,096	—

Reserve (d)
Issued	20	—	1,780,761	3,862,841
Reinvested	— (e)	—	6	14
Redeemed	—	—	(1,915,932)	(3,860,926)

Change in Reserve Shares	20	—	(135,165)	1,929

Service
Issued	173,102	254,718	66,528	89,565
Reinvested	63	42	10	8
Redeemed	(235,469)	(173,797)	(88,465)	(75,813)

Change in Service Shares	(62,304)	80,963	(21,927)	13,760

(a)	Commencement of offering of class of shares effective July 1, 2016.
(b)	E*Trade Shares had no assets from the close of business on September 21, 2016.
(c)	Commencement of offering of class of shares effective March 9, 2016.
(d)	Commencement of offering of class of shares effective March 9, 2016 for California Municipal Money Market Fund.
(e)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	17

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
California Municipal Money Market Fund
Eagle Class
July 1, 2016 (d) through February 28, 2017	$1.00	$—	(e)(f)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)

E*Trade (g)
For the Period Ended September 21, 2016	1.00	—	(e)(f)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(e)(f)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Year Ended February 28, 2017	1.00	—	(e)(f)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)(f)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
March 9, 2016 (d) through February 28, 2017	1.00	—	(e)(f)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
March 9, 2016 (d) through February 28, 2017	1.00	—	(e)(f)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Year Ended February 28, 2017	1.00	—	(e)(f)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)(f)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Commencement of offering of class of shares.
(e)	Amount rounds to less than $0.005.
(f)	Calculated based upon average shares outstanding.
(g)	E*Trade Shares had no assets from the close of business on September 21, 2016.
(h)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.05%		$13,205	0.65%	0.03%		0.80%

1.00	0.01		—	0.38	0.01		1.07
1.00	0.02		1,061,361	0.06	0.01		1.07
1.00	0.02		1,094,756	0.08	0.01		1.07
1.00	0.03		1,031,764	0.12	0.01		1.07
1.00	0.01		925,909	0.22	0.01		1.07

1.00	0.08		7,314	0.41	0.04		0.64
1.00	0.02		307,260	0.06	0.01		0.62
1.00	0.02		318,472	0.08	0.01		0.62
1.00	0.02		413,810	0.12	0.01		0.62
1.00	0.00	(h)	398,310	0.23	0.00	(h)	0.62

1.00	0.15		139,487	0.45	0.21		0.57

1.00	0.05		20	0.51	0.03		0.88

1.00	0.04		167,422	0.50	0.01		1.11
1.00	0.02		229,647	0.05	0.01		1.07
1.00	0.02		148,679	0.07	0.01		1.07
1.00	0.02		113,770	0.12	0.01		1.07
1.00	0.00	(h)	93,653	0.23	0.00	(h)	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	19

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
New York Municipal Money Market Fund
Eagle Class
July 1, 2016 (d) through February 28, 2017	$1.00	$—	(e)(f)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)

E*Trade (g)
For the Period Ended September 21, 2016	1.00	—	(e)(f)	—		—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(e)(f)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Year Ended February 28, 2017	1.00	—	(e)(f)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)(f)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
March 9, 2016 (d) through February 28, 2017	1.00	—	(e)(f)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Year Ended February 28, 2017	1.00	—	(e)(f)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)(f)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Year Ended February 28, 2017	1.00	—	(e)(f)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(e)(f)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Commencement of offering of class of shares.
(e)	Amount rounds to less than $0.005.
(f)	Calculated based upon average shares outstanding.
(g)	E*Trade Shares had no assets from the close of business on September 21, 2016.
(h)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%	$6,859	0.67%	0.03%		0.78%

1.00	0.01	—	0.40	0.01		1.08
1.00	0.01	395,863	0.08	0.01		1.08
1.00	0.01	395,938	0.10	0.01		1.08
1.00	0.02	373,501	0.14	0.01		1.08
1.00	0.02	370,470	0.24	0.01		1.07

1.00	0.06	303,713	0.47	0.06		0.66
1.00	0.01	491,120	0.08	0.01		0.63
1.00	0.01	542,897	0.10	0.01		0.63
1.00	0.02	623,670	0.14	0.01		0.63
1.00	0.01	611,340	0.25	0.00	(h)	0.62

1.00	0.13	102,091	0.46	0.22		0.53

1.00	0.02	2,607	0.39	0.01		0.73
1.00	0.01	137,761	0.08	0.01		0.73
1.00	0.01	135,833	0.10	0.01		0.73
1.00	0.02	233,242	0.15	0.01		0.73
1.00	0.01	353,286	0.25	0.00	(h)	0.72

1.00	0.02	57,064	0.53	0.01		1.10
1.00	0.01	78,992	0.08	0.01		1.08
1.00	0.01	65,232	0.10	0.01		1.08
1.00	0.02	58,857	0.14	0.01		1.08
1.00	0.01	61,281	0.25	0.00	(h)	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 2 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
California Municipal Money Market Fund	Eagle Class^, E*Trade^^, Morgan, Premier^^^, Reserve^^^ and Service	Diversified
New York Municipal Money Market Fund	Eagle Class^, E*Trade^^, Morgan, Premier^^^, Reserve and Service	Diversified

^	Commenced operations on July 1, 2016.
^^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^^	Commenced operations on March 9, 2016.

The investment objective of California Municipal Money Market Fund is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

The investment objective of New York Municipal Money Market Fund is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Funds’ administrator. Effective April 1, 2016, JPMFM merged into JPMIM and JPMIM became the Funds’ Administrator under the Administration Agreement.

The California Municipal Money Market Fund and New York Municipal Fund seek to qualify as Retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price. These Funds have adopted policies and procedures that allow the Board of Trustees (the “Board”) to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board, which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

22	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of February 28, 2017, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

California Municipal Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$327,258	$—	$327,258

New York Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$471,995	$—	$471,995

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the year ended February 28, 2017.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of February 28, 2017, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions that meet the credit guidelines of the Adviser. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. When Issued Securities and Forward Commitments — The Funds purchased when issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued, delayed delivery, or forward commitment basis is not accrued until the settlement date.

As of February 28, 2017, the Funds did not have outstanding TBA commitments or when issued securities.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

F. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Funds for the year ended February 28, 2017 are as follows (amounts in thousands):

	Eagle Class		E*Trade	Morgan	Premier		Reserve		Service	Total
California Municipal Money Market Fund
Transfer agency fees	$—	(a)	$13	$8	$2		$—	(a)	$4	$27
New York Municipal Money Market Fund
Transfer agency fees	—	(a)	5	44	—	(a)	3		1	53

(a)	Amount rounds to less than 500.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2017, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated Undistributed/ (Distributions in excess of) Net Investment Income		Accumulated Net Realized Gains (Losses)
California Municipal Money Market Fund	$—	$(11)		$11
New York Municipal Money Market Fund	—	—	(a)	—	(a)

(a)	Amount rounds to less than 500.

The reclassifications for the Funds relate primarily to redesignation of distributions.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and generally paid monthly at an annual rate of 0.08% of each Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the year ended February 28, 2017, the effective annual rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

24	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Eagle Class, E*Trade, Morgan, Reserve and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Eagle Class	E*Trade	Morgan	Reserve	Service
California Municipal Money Market Fund	0.25%	0.60%	0.10%	0.25%	0.60%
New York Municipal Money Market Fund	0.25	0.60	0.10	0.25	0.60

JPMDS waived Distribution fees as outlined in Note 3.F.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Eagle Class	E*Trade	Morgan	Premier	Reserve	Service
California Municipal Money Market Fund	0.30%	0.30%	0.35%	0.30%	0.30%	0.30%
New York Municipal Money Market Fund	0.30	0.30	0.35	0.30	0.30	0.30

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived shareholder servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Eagle Class	E*Trade	Morgan	Premier	Reserve	Service
California Municipal Money Market Fund	0.70%	1.00%	0.59%	0.45%	0.70%	1.05%
New York Municipal Money Market Fund	0.70	1.00	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the year ended February 28, 2017 and are in place until at least June 30, 2017. In addition, the Funds’ service providers have voluntarily waived fees for the year ended February 28, 2017. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the year ended February 28, 2017, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration Fee	Shareholder Servicing	Total	Contractual Reimbursements
California Municipal Money Market Fund	$233	$155	$325	$713	$1
New York Municipal Money Market Fund	193	129	194	516	—	(a)

	Voluntary Waivers
	Investment Advisory	Administration Fee	Distribution	Shareholder Servicing	Total
California Municipal Money Market Fund	$37	$25	$4,357	$534	$4,953
New York Municipal Money Market Fund	19	12	1,898	352	2,281

(a)	Amount rounds to less than 500.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Funds may use related party broker-dealers. For the year ended February 28, 2017, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended February 28, 2017, the Funds below engaged in such transactions in the following amounts (amounts in thousands):

	Purchases	Sales	Realised Gain (Loss)
California Municipal Money Market Fund	$93,031	$174,038	$—
New York Municipal Money Market Fund	32,091	78,376	—

4. Federal Income Tax Matters

The tax character of distributions paid during the year ended February 28, 2017 was as follows (amounts in thousands):

	Ordinary Income*		Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
California Municipal Money Market Fund	$—	(a)	$92	$235	$327
New York Municipal Money Market Fund	14		16	274	304

(a)	Amount rounds to less than 500.
*	Short-term gains are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 29, 2016 was as follows (amounts in thousands):

	Ordinary Income*	Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
California Municipal Money Market Fund	$48	$166	$146	$360
New York Municipal Money Market Fund	39	—	97	136

*	Short-term gains are treated as ordinary income for income tax purposes.

As of February 28, 2017, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Tax Exempt Income	Unrealized Appreciation (Depreciation)
California Municipal Money Market Fund	$—	$11	$16	$—
New York Municipal Money Market Fund	—	—	50	—

The cumulative timing differences primarily consist of trustee deferred compensation.

At February 28, 2017, the Funds did not have any net capital loss carryforwards.

26	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

5. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the year ended February 28, 2017.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2017, the Funds had omnibus and/or individual accounts which represented the following percentage of each Fund’s net assets:

	Number of Affiliated Omnibus Accounts	% of the Fund	Number of Non-Affiliated Omnibus Accounts	% of the Fund	Number of Individual Accounts	% of the Fund
California Municipal Money Market Fund	2	35.7%	1	51.1%	—	—%
New York Municipal Money Market Fund	3	50.3	1	12.1	1	12.3

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the States of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The Funds invest in Preferred Securities. These securities are typically issued by corporations, generally in the form of interest bearing notes with preferred security characteristics and may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

7. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. At this time, management is currently assessing the anticipated impact of the Regulation S-X amendments on the Funds’ financial statements and related disclosures.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund (each a separate series of JPMorgan Trust I) (hereafter collectively referred to as the “Funds”) as of February 28, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of February 28, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 26, 2017

28	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	153	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	153	Trustee, Museum of Jewish Heritage (2011-present); Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington (1950); Trustee of Trust since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	152	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	153	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	153	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	153	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	153	None

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	153	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	153	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	29

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	153	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	153	None

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	153	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (153 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

30	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014)

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)*	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Fitzgerald has been with JPMorgan Chase since 2005.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986) Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2017; Vice President, JPMorgan Funds Management, Inc. from August 2012 to January 2016; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	31

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2016, and continued to hold your shares at the end of the reporting period, February 28, 2017.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
California Municipal Money Market Fund
Eagle Class
Actual	$1,000.00	$1,000.40	$3.22	0.65%
Hypothetical	1,000.00	1,021.57	3.26	0.65
Morgan
Actual	1,000.00	1,000.80	2.88	0.58
Hypothetical	1,000.00	1,021.92	2.91	0.58
Premier
Actual	1,000.00	1,001.40	2.23	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Reserve
Actual	1,000.00	1,000.50	3.17	0.64
Hypothetical	1,000.00	1,021.62	3.21	0.64
Service
Actual	1,000.00	1,000.30	3.32	0.67
Hypothetical	1,000.00	1,021.47	3.36	0.67

New York Municipal Money Market Fund
Eagle Class
Actual	1,000.00	1,000.20	3.32	0.67
Hypothetical	1,000.00	1,021.47	3.36	0.67
Morgan
Actual	1,000.00	1,000.50	2.88	0.58
Hypothetical	1,000.00	1,021.92	2.91	0.58
Premier
Actual	1,000.00	1,001.20	2.28	0.46
Hypothetical	1,000.00	1,022.51	2.31	0.46
Reserve
Actual	1,000.00	1,000.20	3.22	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65

32	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
New York Municipal Money Market Fund (continued)
Service
Actual	$1,000.00	$1,000.10	$3.42	0.69%
Hypothetical	1,000.00	1,021.37	3.46	0.69

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2017	J.P. MORGAN MONEY MARKET FUNDS	33

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2017. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2017. The information necessary to complete your income tax returns for the calendar year ending December 31, 2017 will be provided under separate cover.

Long Term Capital Gain

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2017 (amounts in thousands):

Long-Term Capital Gain Distribution
California Municipal Money Market Fund	$92
New York Municipal Money Market Fund	16

Tax-Exempt Income

Each fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 28, 2017 (amounts in thousands):

Exempt Distributions Paid
California Municipal Money Market Fund	$235
New York Municipal Money Market Fund	274

34	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2017

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. February 2017.	AN-MMKTST-217

Annual Report

J.P. Morgan Tax Free Funds

February 28, 2017

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 22, 2017 (Unaudited)

Dear Shareholders,

For most of the past twelve months, the U.S. economy was one of the few bright spots among developed nations as most of Europe and Japan struggled with low or negative economic growth. However, by the end of February 2017 there emerged clear signals that the world’s 20 largest economies were moving in a more synchronized fashion that could lead to an accelerating global economy.

“While the global economy appeared to grow more synchronized during the twelve months ended February 28, 2017, there also emerged political uncertainties in the U.S. and Europe.”

Indeed, the World Bank has estimated that global economic growth in 2017 will rise by 2.7% compared with 2.3% in 2016 and economists generally expect each of the world’s 20 largest economies will see an increase in gross domestic product in 2017.

In the 19-nation euro zone, manufacturing activity rose in February 2017 for the sixth consecutive month and reached levels not seen in nearly six years. Economic confidence surveys have been the strongest since 2011. While unemployment across the euro zone remained nearly twice that of the U.S., the jobless rate fell faster than expected in early 2017 to its lowest level since 2009. Importantly, euro zone inflation reached the European Central Bank’s target of 2.0% in February 2017, which provided further evidence that the risk of a painful deflationary spiral had receded.

Meanwhile, Chinese factory activity was stronger than economists expected in February 2017 and more broadly, Chinese economic stimulus measures initiated in 2016 appeared to bolster trade throughout Asia. In Japan, corporate profits were estimated at record highs even in the face of a stronger yen. South Korean exports grew in February 2017 for the fourth consecutive month. Economic data from Australia and India showed signs of stronger growth.

To a certain extent, the healthier global economy was supported by a rebound in global oil prices, which reached 15-month highs in October 2016. Prices for other commodities also rose during 2016, helping growth in those emerging market nations reliant on natural resource exports.

In the U.S., the pace of economic expansion was sufficient to persuade the Federal Reserve Bank to raise interest rates in December 2016 and again in March 2017. Meanwhile, leading stock market indexes hit record highs in late 2016 and early 2017 amid strength in corporate profits and the broader U.S. economy. Investor expectations that the Republican Party’s newly-won control of the U.S. presidency along with its majorities in both houses of the U.S. Congress would bolster economic growth while lowering certain taxes further supported U.S. financial assets.

While the global economy appeared to grow more synchronized during the twelve months ended February 28, 2017, there also emerged political uncertainties in the U.S. and Europe. In the U.K., a populist drive to exit the European Union won a surprise victory in mid-2016. While global financial markets generally rebounded from the sharp sell-off that followed the June 23rd referendum, the ultimate impact of the so-called Brexit remained uncertain and was seen as a drag on the U.K. economy. In November, Donald Trump, who campaigned on a platform that included tighter restrictions on immigration and protective trade policies, won the U.S. presidency. While voters in the Netherlands declined to give the anti-immigrant Party for Freedom a majority in the lower house of Parliament, populist parties were vying for power in France, Germany and elsewhere.

Each of these parties and their leaders — both in the U.S. and elsewhere — share broad policy goals that prioritize restricting immigration and shunning supranational trade agreements. Given that immigration and free trade are key drivers of economic growth in advanced, post-industrial nations, it remains to be seen how much electoral support these shared agendas would earn.

In the face of all this, U.S. and foreign financial markets generally rewarded investors with positive returns for the twelve months through February 28, 2017. Over time, we believe financial markets will continue to reward those investors who maintain patience and discipline in the context of a properly diversified portfolio.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	1

J.P. Morgan Tax Free Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

U.S. financial markets generally provided positive returns for the twelve month reporting period amid continued growth in the U.S. economy and rising domestic interest rates. While U.S. equity outperformed most other asset classes, commodities and corporate bonds also had positive returns. At the end of June 2016, the U.K.’s vote to exit from the European Union led to a global sell-off in financial markets. However, U.S. markets rebounded within a month.

Commodities prices stabilized during the reporting period and global oil prices reached 15-month highs in October. Oil prices were further bolstered by the Organization of Petroleum Exporting Countries’ decision to curb production.

Following the November 8, 2016, elections, the Republican Party assumed control of the presidency and retained its majority in both houses of the U.S. Congress. In the following months, key U.S. equity benchmarks reached multiple record closing highs. While U.S. Treasury bonds underperformed other bond market sectors, corporate bonds and high-yield bonds (also known as “junk bonds”) posted positive returns as investors sought higher yields on fixed-income assets.

However, investor expectation of changes to tax rates for corporate and municipal bonds hurt returns on municipal bonds. The rally in U.S. equity markets also drew investment away from the municipal bond market. For the twelve months ended February 28, 2017, the Bloomberg Barclays Municipal Bond Index returned 0.25%.

2	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares (formerly Institutional Class))*[1]	(0.86)%
Bloomberg Barclays LB California 1–17 Year Municipal Bond Index	(0.21)%

Net Assets as of 2/28/2017 (In Thousands)	$315,739
Duration as of 2/28/2017	5.1 years

INVESTMENT OBJECTIVE**

The JPMorgan California Tax Free Bond Fund (the “Fund”) seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund underperformed the Bloomberg Barclays LB California 1-17 Year Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s longer duration and overweight position in revenue bonds was a leading detractor from performance, particularly the Fund’s overweight positions in hospital, water & sewer and special tax revenue bonds. Additionally, the Fund’s longer relative duration in bonds rated AA detracted from relative performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

The Fund’s overweight position in short-duration pre-refunded debt was a leading contributor to relative performance. The Fund’s underweight position in state general obligations bonds also helped relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. However, Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the California municipal bond market.

CREDIT QUALITY ALLOCATIONS***
AAA	15.7%
AA	76.3
A	5.0
BBB	1.2
NR	1.8

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 14.7% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.
[1]	On April 3, 2017, the Fund’s Institutional Class Shares were renamed to Class I Shares.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	3

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 10, 2001
With Sales Charge*		(4.63)%	1.33%	3.21%
Without Sales Charge		(0.95)	2.11	3.60
CLASS C SHARES	February 19, 2005
With CDSC**		(2.46)	1.60	3.08
Without CDSC		(1.46)	1.60	3.08
CLASS I (FORMERLY INSTITUTIONAL CLASS SHARES)	December 23, 1996	(0.86)	2.21	3.70
SELECT CLASS SHARES	April 21, 1997	(0.90)	2.17	3.65

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/07 to 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $3,000,000 invested in Class I Shares of the JPMorgan California Tax Free Bond Fund, the Bloomberg Barclays LB California 1-17 Year Municipal Bond Index and the Lipper California Intermediate Municipal Debt Funds Index from February 28, 2007 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays LB California 1-17 Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper California Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The

Bloomberg Barclays LB California 1-17 Year Municipal Bond Index represents the performance of California municipal bonds with maturities from 1 to 17 years. The Lipper California Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*[1]	(0.55)%
Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	0.02%

Net Assets as of 2/28/2017 (In Thousands)	$4,082,242
Duration as of 2/28/2017	4.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund underperformed the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s underweight positions in bonds rated A and BBB detracted from performance. The Fund’s underweight positions in industrial development revenue/pollution control revenue bonds and hospital bonds also detracted from relative performance, as did the Fund’s longer duration profile in education and special tax bonds. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

Relative to the Benchmark, the Fund’s transition to a shorter duration profile in November 2016 in anticipation of rising interest rates helped relative performance. The Fund’s underweight exposure to the five-year portion of the yield curve also contributed to relative performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s overweight position in the pre-refunded bonds also helped relative performance during the reporting period.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk. For liquidity, and to enhance the Fund’s overall credit quality, the Fund maintained its overweight position versus the Benchmark in pre-refunded bonds.

CREDIT QUALITY ALLOCATIONS***
AAA	31.9%
AA	56.9
A	9.0
BBB	1.1
NR	1.1

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 13.1% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.
[1]	Effective April 3, 2017, the Fund’s Select Class Shares were no longer offered.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	5

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 31, 2003
With Sales Charge*		(4.50)%	0.84%	2.71%
Without Sales Charge		(0.78)	1.61	3.11
CLASS C SHARES	December 31, 2003
With CDSC**		(2.39)	0.94	2.43
Without CDSC		(1.39)	0.94	2.43
CLASS I (FORMERLY INSTITUTIONAL CLASS SHARES)	September 10, 2001	(0.59)	1.86	3.37
SELECT CLASS SHARES	January 1, 1997	(0.55)	1.79	3.28

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/07 to 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Intermediate Tax Free Bond Fund, the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index from February 28, 2007 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. 1-15 Year Blend

(1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*[1]	(0.58)%
Bloomberg Barclays New York Competitive Intermediate (1–17 Year) Maturities Index	0.06%

Net Assets as of 2/28/2017 (In Thousands)	$417,364
Duration as of 2/28/2017	4.5 years

INVESTMENT OBJECTIVE**

The JPMorgan New York Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund underperformed the Bloomberg Barclays New York Competitive Intermediate (1-17 year) Maturities Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s underweight position and longer duration in revenue bonds, particularly water & sewer and transportation bonds, detracted from performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer maturity will experience a larger increase or decrease in price as interest rates fall or rise, respectively, compared with bonds with shorter maturity. The Fund’s underweight position in bonds rated single A also detracted from relative performance.

The Fund’s shorter duration and underweight position in general obligation bonds, particularly local general obligation bonds, made a positive contribution to relative performance. The Fund’s overweight position in pre-refunded bonds and bonds rated AA also helped relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. However, Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the New York state municipal bond market.

CREDIT QUALITY ALLOCATIONS***
AAA	58.1%
AA	30.8
A	7.2
NR	3.9

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 11.5% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.
[1]	Effective April 3, 2017, the Fund’s Select Class Shares were no longer offered.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	7

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 16, 2001
With Sales Charge*		(4.49)%	0.81%	2.84%
Without Sales Charge		(0.72)	1.57	3.22
CLASS C SHARES	January 31, 2003
With CDSC**		(2.21)	0.89	2.53
Without CDSC		(1.21)	0.89	2.53
CLASS I (FORMERLY INSTITUTIONAL CLASS SHARES)	September 10, 2001	(0.50)	1.82	3.50
SELECT CLASS SHARES	January 1, 1997	(0.58)	1.68	3.32

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/07 to 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan New York Tax Free Bond Fund, the Bloomberg Barclays New York Competitive Intermediate (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index from February 28, 2007 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays New York Competitive Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The

Bloomberg Barclays New York Competitive Intermediate (1–17 Year) Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — 97.5% (t)
	California — 96.9%
	Certificate of Participation/Lease — 1.0%
1,250	City & County of San Francisco, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,345
1,500	County of Monterey, 2009 Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,657

		3,002

	Education — 6.0%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,073
	California Educational Facilities Authority, Stanford University,
1,500	Series T-5, Rev., 5.000%, 03/15/23	1,781
1,500	Series U-2, Rev., 5.000%, 10/01/32	1,857
1,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/23	1,202
2,000	California State Public Works Board, California State University, Series A, Rev., NATL-RE, FGIC, 5.250%, 10/01/17	2,054
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,104
2,000	Regents of the University of California, Series L, Rev., 5.000%, 05/15/29	2,352
	University of California,
1,000	Series AB, Rev., 5.000%, 05/15/26	1,135
1,500	Series AM, Rev., 5.000%, 05/15/28	1,754
2,500	Series AR, Rev., 5.000%, 05/15/33	2,911
1,500	Series AR, Rev., 5.000%, 05/15/34	1,739

		18,962

	General Obligation — 26.6%
1,250	Counties of Santa Barbara, San Luis Obispo & Ventura, Allan Hancock Joint Community College District, GO, 5.000%, 08/01/30	1,453
1,000	Counties of Sonoma, Mendocino & Marin, Sonoma County Junior College District, GO, 5.000%, 08/01/27	1,168
1,210	County of Contra Costa, Mount Diablo Unified School District, Election of 2010, Series E, GO, 5.000%, 08/01/26	1,393
1,500	County of Contra Costa, West Contra Costa Unified School District, Election of 2002, Series D, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,494
1,500	County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation, GO, Zero Coupon, 08/01/23	1,296

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
1,000	County of Los Angeles, Glendale Community College District, Election of 2002, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	995
3,205	County of Los Angeles, Mount San Antonio Community College District, Election of 2008, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/30	1,750
	County of Napa, Napa Valley Community College District, Election 2002,
1,185	Series C, GO, NATL-RE, Zero Coupon, 08/01/21	971
315	Series C, GO, NATL-RE, Zero Coupon, 08/01/21	258
2,000	County of Napa, Napa Valley Unified School District, Election of 2006, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/27	1,407
1,000	County of Riverside, Murrieta Valley Unified School District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 09/01/24	813
1,000	County of Sacramento, San Juan Unified School District, Election of 2002, GO, 5.000%, 08/01/29	1,155
1,000	County of San Diego, Carlsbad Unified School District, Election of 2006, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	987
1,500	County of San Diego, Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	1,146
1,800	County of San Mateo, South San Francisco Unified School District, Capital Appreciation, Series C, GO, Zero Coupon, 09/01/28	1,210
1,700	County of Santa Clara, Campbell Union High School District, GO, 5.000%, 08/01/27	2,014
1,000	County of Santa Clara, Cupertino Union School District, Series A, GO, 5.000%, 08/01/27	1,176
1,915	County of Santa Clara, Evergreen Elementary School District, Election of 2006, Capital Appreciation, Series B, GO, AGC, Zero Coupon, 08/01/24	1,573
1,000	County of Santa Clara, Foothill-De Anza Community College District, GO, 5.000%, 08/01/21	1,160
	County of Santa Clara, Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	1,344
1,015	GO, Zero Coupon, 08/01/25	806
1,500	GO, Zero Coupon, 08/01/26	1,144

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	9

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	General Obligation — continued
	County of Santa Clara, San Jose Unified School District,
1,610	GO, 5.000%, 08/01/24	1,846
1,750	GO, 5.000%, 08/01/28	2,032
900	Series C, GO, 5.000%, 08/01/30	1,046
1,560	Series C, GO, 5.000%, 08/01/31	1,801
2,000	East Side Union High School District, Series B, GO, NATL-RE, 5.250%, 02/01/26	2,434
1,500	Los Angeles Community College District, Series A, GO, 5.000%, 08/01/31	1,748
1,000	Los Angeles Unified School District, Election of 2004, Series I, GO, 5.000%, 07/01/25	1,087
	Menlo Park City School District, Crossover Capital Appreciation,
500	GO, Zero Coupon, 07/01/31	296
880	GO, Zero Coupon, 07/01/32	494
1,500	Palomar Pomerado Health, Election of 2004, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,472
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,470
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	3,086
2,000	San Francisco Bay Area Rapid Transit District, Election of 2004, Series D, GO, 5.000%, 08/01/32	2,346
2,500	San Francisco City & County, Earthquake Safety & Emergency, Series D, GO, 3.000%, 06/15/25	2,609
2,000	San Mateo County Community College District, Series A, GO, NATL-RE, Zero Coupon, 09/01/29	1,319
1,005	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, 5.000%, 09/01/30	1,159
	State of California,
1,000	GO, 5.000%, 09/01/19	1,004
1,350	GO, NATL-RE, 5.000%, 11/01/19	1,391
1,000	GO, 5.000%, 09/01/21	1,155
3,500	GO, 5.000%, 11/01/21	3,604
295	GO, 5.000%, 08/01/22	296
2,000	GO, 5.000%, 04/01/24	2,094
1,575	GO, 5.250%, 09/01/27	1,811
90	GO, NATL-RE-IBC, 6.250%, 10/01/19	90
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17 (p)	1,660
2,000	State of California, School Facilities, GO, 4.000%, 09/01/32	2,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	State of California, Various Purpose,
2,000	GO, 5.000%, 09/01/26	2,416
2,000	GO, 5.000%, 12/01/29	2,321
1,000	GO, 5.000%, 09/01/30	1,131
1,500	GO, 5.000%, 08/01/31	1,727
3,000	GO, 5.000%, 10/01/32	3,455
2,310	GO, 5.250%, 10/01/22	2,556
1,000	GO, 5.500%, 04/01/23	1,093

		83,862

	Hospital — 7.4%
1,000	ABAG Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., 5.000%, 08/01/31	1,129
1,500	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., 5.000%, 03/01/26	1,714
	California Health Facilities Financing Authority, Cedars-Sinai Medical Center,
1,000	Rev., 5.000%, 08/15/18	1,058
250	Rev., 5.000%, 11/15/30	292
400	Rev., 5.000%, 11/15/32	462
2,000	Series A, Rev., 5.000%, 08/15/33	2,313
	California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford,
580	Series A, Rev., 5.000%, 08/15/27	673
850	Series A, Rev., 5.000%, 08/15/28	982
1,655	Series A, Rev., 5.000%, 08/15/30	1,921
	California Health Facilities Financing Authority, Providence St. Joseph Health,
1,250	Series A, Rev., 4.000%, 10/01/24	1,415
1,400	Series A, Rev., 4.000%, 10/01/34	1,429
1,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., 5.000%, 07/01/28	1,146
	California Health Facilities Financing Authority, Sutter Health,
1,500	Series A, Rev., 5.000%, 11/15/31	1,711
1,150	Series A, Rev., 5.000%, 11/15/32	1,303
1,000	Series A, Rev., 5.500%, 08/15/18	1,067
3,000	Series C, Rev., VAR, 1.000%, 08/15/19	2,973
1,000	Series D, Rev., 5.000%, 08/15/25	1,134
515	California Statewide Communities Development Authority, Sutter Health, Series A, Rev., 5.000%, 08/15/19	564

		23,286

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Housing — 0.2%
530	City of San Bernardino, Single Family Mortgage, GNMA Mortgage-Backed Securities, Series A, Rev., GNMA COLL, 7.500%, 05/01/23 (p)	630

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
1,500	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-1, Rev., AMT, 3.000%, 11/01/25	1,503

	Other Revenue — 7.5%
1,000	Anaheim Public Financing Authority, Anaheim Public Improvements Project, Capital Appreciation, Series C, Rev., AGM, Zero Coupon, 09/01/19	958
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Refunding, Kern County Tobacco Funding Corporation, Rev., 5.000%, 06/01/20	1,097
1,000	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series A, Rev., 5.000%, 10/01/28	1,184
1,000	California State Public Works Board, Department of General Services, Series F, Rev., 5.000%, 05/01/30	1,150
1,000	California State Public Works Board, Judicial Council of California, New Stockton Courthouse, Series B, Rev., 5.000%, 10/01/20	1,129
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., VAR, 5.000%, 05/01/17	1,008
	City of Chula Vista, Municipal Financing Authority,
1,485	Rev., 4.000%, 05/01/23	1,658
1,435	Rev., 4.000%, 05/01/24	1,600
1,500	Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park & Open Space, Series A, Rev., NATL-RE, 5.000%, 10/01/19	1,651
	Midpeninsula Regional Open Space District, 2004 Project Lease,
500	Rev., 5.000%, 09/01/30	590
270	Rev., 5.000%, 09/01/31	318
2,370	San Diego Regional Building Authority, County Operations Center, Series A, Rev., 5.000%, 10/15/33	2,722
715	San Marcos Public Facilities Authority, Rev., Zero Coupon, 01/01/19 (p)	701

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
2,190	San Mateo County Joint Powers Financing Authority, Capital Projects Program, Series A, Rev., 5.250%, 07/15/21	2,413
2,000	San Mateo County Joint Powers Financing Authority, Youth Services Campus, Series A, Rev., 5.000%, 07/15/31	2,381
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Series A, Rev., NATL-RE, 6.250%, 07/01/24 (p)	914
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Unrefunded Balance, Series A, Rev., NATL-RE, 6.250%, 07/01/24	916
1,000	Ventura County Public Financing Authority, Series A, Rev., 5.000%, 11/01/29	1,142

		23,532

	Prerefunded — 13.0%
1,535	Anaheim Public Financing Authority, Anaheim Electric Systems Distribution Facilities, Series A, Rev., 5.000%, 04/01/19 (p)	1,663
1,500	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.000%, 04/01/19 (p)	1,623
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18 (p)	1,627
	California State Department of Water Resources, Central Valley Project, Water System,
1,675	Series AF, Rev., 5.000%, 12/01/18 (p)	1,796
1,355	Series AG, Rev., 5.000%, 12/01/19 (p)	1,500
1,500	California State Public Works Board, Department of Developmental Services, Porterville Developmental Center Housing Expansion & Recreation Complex, Series C, Rev., 6.000%, 04/01/19 (p)	1,655
1,500	California State Public Works Board, University of California, UC Irvine Medical Center Replacement Hospital, Series A, Rev., 5.000%, 03/01/18 (p)	1,563
20	City of Los Angeles, Department of Water & Power, Power System, Series B, Rev., 5.250%, 07/01/19 (p)	22
1,000	County of Los Angeles, Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/19 (p)	1,095
1,500	County of Los Angeles, Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/19 (p)	1,656

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	11

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Prerefunded — continued
3,000	County of Monterey, Monterey Peninsula Community College District, Election of 2008, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 02/01/18 (p)	2,291
200	County of Sacramento, Airport System, Series A, Rev., AGM, 5.000%, 07/01/18 (p)	211
1,000	County of San Diego, San Diego Community College District, Election of 2006, Series B, GO, 5.000%, 08/01/21 (p)	1,157
1,500	County of Santa Clara, San Jose-Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/18 (p)	1,594
1,565	County of Tulare, Sierra View Local Health Care District, Rev., 5.100%, 07/01/17 (p)	1,589
5,040	Irvine Ranch Water District, COP, 5.000%, 03/01/20 (p)	5,614
1,000	Los Angeles Unified School District, Election of 2004, Series H, GO, AGM, 5.000%, 07/01/17 (p)	1,015
1,115	Mendocino & Lake Counties, Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/17 (p)	1,136
	San Diego Public Facilities Financing Authority, Sewer Waste Water System,
1,000	Series A, Rev., 5.000%, 08/01/18 (p)	1,059
1,500	Series A, Rev., 5.000%, 05/15/19 (p)	1,632
2,000	Series B, Rev., 5.000%, 08/01/19 (p)	2,191
385	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series, Series D, Rev., 5.000%, 05/03/21 (p)	443
2,380	San Francisco City & County Public Utilities Commission, Water, Sub Series A, Rev., 5.000%, 05/01/20 (p)	2,666
1,030	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, 5.000%, 09/01/23 (p)	1,234
1,000	State of California, Department of Water Resources, Power Supply, Series H, Rev., 5.000%, 05/01/18 (p)	1,049
2,000	University of California, Series Q, Rev., 5.250%, 05/15/17 (p)	2,040

		41,121

	Special Tax — 0.4%
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, Rev., NATL-RE, FGIC, 5.250%, 08/15/18	1,315

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 15.7%
2,000	Alameda Corridor Transportation Authority, Tax-Exempt Second Subordinate Lien, Series B, Rev., AGM, 5.000%, 10/01/35	2,241
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
1,175	Series F-1, Rev., 5.000%, 04/01/27	1,363
1,855	Series F-1, Rev., 5.000%, 04/01/29	2,147
	City of Long Beach Harbor,
1,000	Series A, Rev., AMT, 5.000%, 05/15/23	1,169
1,000	Series A, Rev., 5.000%, 05/15/25	1,117
250	Series B, Rev., 5.000%, 05/15/24	300
1,750	Series B, Rev., 5.000%, 05/15/26	1,967
225	Series B, Rev., 5.000%, 05/15/27	263
2,500	Series C, Rev., 5.000%, 11/15/18	2,675
	City of Los Angeles, Department of Airports, Los Angeles International Airport,
2,000	Series A, Rev., 5.000%, 05/15/26	2,233
1,000	Series A, Rev., 5.000%, 05/15/27	1,115
1,250	Series C, Rev., 5.000%, 05/15/31	1,446
	City of Los Angeles, Harbor Department,
1,000	Series A, Rev., AMT, 5.000%, 08/01/21	1,147
1,500	Series A, Rev., AMT, 5.000%, 08/01/24	1,775
1,500	Series A, Rev., AMT, 5.000%, 08/01/31	1,697
1,000	Series B, Rev., 5.000%, 08/01/25	1,146
2,000	Contra Costa County Transportation Authority, Sales Tax, Series A, Rev., 5.000%, 03/01/32	2,334
	County of Los Angeles, Metropolitan Transportation Authority,
1,500	Series A, Rev., 5.000%, 07/01/20	1,690
2,000	Series A, Rev., 5.250%, 07/01/23	2,251
1,300	County of Sacramento, Airport System, Series A, Rev., AGM, 5.000%, 07/01/22	1,367
1,795	Foothill Eastern Transportation Corridor Agency, Senior Lien, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	1,449
2,000	Los Angeles Department of Airports, Senior Bonds, Los Angeles International Airport, Series A, Rev., AMT, 5.000%, 05/15/29	2,250
2,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 03/01/29	2,276
1,000	San Diego County Regional Airport Authority, Senior Airport, Series B, Rev., AMT, 5.000%, 07/01/28	1,124
1,500	San Francisco Bay Area Rapid Transit District, Sales Tax, Rev., 5.000%, 07/01/27	1,661

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Transportation — continued
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,
1,000	Series 32F, Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,051
1,500	Series 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,577
2,000	Series A, Rev., AMT, 5.000%, 05/01/29	2,255
1,200	Series B, Rev., 5.000%, 05/01/18	1,258
1,500	Series C-1, Rev., AGM, 5.000%, 05/01/17	1,512
1,615	Series D, Rev., 5.000%, 05/01/26	1,848

		49,704

	Utility — 7.5%
2,860	City of Burbank, Water & Power Electric, Series A, Rev., 5.000%, 06/01/22	3,170
	City of Los Angeles, Department of Water & Power, Power System,
1,500	Series B, Rev., 5.000%, 07/01/23	1,637
1,500	Series B, Rev., 5.250%, 07/01/23	1,646
1,480	Series B, Rev., 5.250%, 07/01/24	1,622
1,500	Series C, Rev., 5.000%, 07/01/27	1,770
1,000	City of Los Angeles, Department of Water & Power, Water System, Series A, Rev., 5.000%, 07/01/33	1,163
1,500	Counties of Alameda & Contra Costa, East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,673
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,644
1,600	Santa Clara Valley Water District and Water Utilities System, Series A, Rev., 5.000%, 06/01/30	1,896
1,000	Southern California Public Power Authority, Apex Power Project, Series A, Rev., 5.000%, 07/01/30	1,161
500	Southern California Public Power Authority, Canyon Power Project, Series A, Rev., 5.000%, 07/01/25	575
2,135	Southern California Public Power Authority, Gas Project, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,259
3,000	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.000%, 05/01/22	3,523

		23,739

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 11.1%
2,000	California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/23	2,397
2,600	California State Department of Water Resources, Central Valley Project Water System, Series AW, Rev., 5.000%, 12/01/32	3,108
	California State Department of Water Resources, Central Valley Project, Water System,
1,625	Series AF, Rev., 5.000%, 12/01/24	1,738
1,700	Series AF, Rev., 5.000%, 12/01/25	1,818
145	Series AG, Rev., 5.000%, 12/01/24	160
2,000	City of Bakersfield, Wastewater, Series A, Rev., 5.000%, 09/15/31	2,326
1,500	City of Los Angeles, Wastewater System, Series B, Rev., 5.000%, 06/01/33	1,729
1,500	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	1,254
1,185	County of Marin, Marin Water District Financing Authority, Sub Lien, Series A, Rev., 5.000%, 07/01/28	1,362
790	County of San Mateo, Silicon Valley Clean Water, Rev., 5.000%, 02/01/30	906
3,000	Eastern Municipal Water District Financing Authority, Water & Wastewater, Series B, Rev., 5.000%, 07/01/33	3,496
	Metropolitan Water District of Southern California, Water,
1,500	Series A, Rev., 5.000%, 10/01/29	1,731
1,000	Series D, Rev., 5.000%, 07/01/20	1,091
2,000	Series F, Rev., 5.000%, 07/01/28	2,326
3,660	Santa Margarita/Dana Point Authority, Water District Improvement, Series A, GO, 5.000%, 08/01/19	4,008
	Southern California Water Replenishment District Financing Authority, Replenishment Assessment,
1,050	Rev., 5.000%, 08/01/30	1,234
1,420	Rev., 5.000%, 08/01/31	1,662
2,410	Rev., 5.000%, 08/01/32	2,806

		35,152

	Total California	305,808

	Kentucky — 0.3%
	Other Revenue — 0.3%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,066

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	13

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Pennsylvania — 0.3%
	Hospital — 0.3%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,021

	Total Municipal Bonds (Cost $297,445)	307,895

SHARES
Short-Term Investment — 2.6%
	Investment Company — 2.6%
8,193	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.450% (b) (l) (Cost $8,193)	8,193

	Total Investments — 100.1% (Cost $305,638)	316,088
	Liabilities in Excess of Other Assets — (0.1)%	(349)

	NET ASSETS — 100.0%	$315,739

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Daily Demand Notes — 0.9%
	Mississippi — 0.4%
	Industrial Development Revenue/Pollution Control Revenue — 0.4%
18,000	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project, Series D, Rev., VRDO, 0.520%, 03/01/17	18,000

	New York — 0.5%
	General Obligation — 0.4%
14,600	City of New York, Fiscal Year 2015, Subseries F-7, GO, VRDO, LOC: Royal Bank of Canada, 0.520%, 03/01/17	14,600

	Water & Sewer — 0.1%
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2017, Series BB-2, Rev., VRDO, 0.500%, 03/01/17	5,000

	Total New York	19,600

	Total Daily Demand Notes (Cost $37,600)	37,600

Municipal Bonds — 90.5% (t)
	Alabama — 0.9%
	Education — 0.2%
	Alabama Public School & College Authority, Capital Improvement,
2,000	Series A, Rev., 5.000%, 02/01/23	2,355
2,000	Series A, Rev., 5.000%, 02/01/24	2,378
2,000	Series A, Rev., 5.000%, 02/01/25	2,357

		7,090

	Other Revenue — 0.6%
	Montgomery County Public Building Authority, Warrants, Facilities Project,
1,735	Rev., 5.000%, 03/01/26	2,024
3,590	Rev., 5.000%, 03/01/27	4,162
3,910	Rev., 5.000%, 03/01/29	4,478
14,410	Uab Medicine Financing Authority, Series B, Rev., 4.000%, 09/01/41	14,489

		25,153

	Prerefunded — 0.1%
120	City of Daleville, Rev., AGC, 4.125%, 10/01/17 (p)	122
1,790	City of Huntsville, Capital Improvement & Refunding Warrants, Series A, GO, 5.000%, 09/01/18 (p)	1,899
2,000	City of Huntsville, School Capital Improvement Warrants, Series B, GO, 5.000%, 09/01/18 (p)	2,122

		4,143

	Total Alabama	36,386

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Alaska — 0.7%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	9,979

	Other Revenue — 0.0% (g)
140	Alaska Municipal Bond Bank Authority, Rev., 5.250%, 09/01/23	148

	Prerefunded — 0.4%
	Alaska Municipal Bond Bank Authority,
860	Rev., 5.250%, 09/01/18 (p)	916
1,000	Rev., 5.375%, 09/01/18 (p)	1,067
1,000	Rev., 5.500%, 09/01/18 (p)	1,069
12,275	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 5.500%, 09/01/19 (p)	13,597

		16,649

	Total Alaska	26,776

	Arizona — 2.3%
	Certificate of Participation/Lease — 0.6%
15,000	Arizona School Facilities Board, COP, 5.750%, 09/01/18	16,042
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,029
2,000	COP, NATL-RE, 5.000%, 07/01/18	2,027
2,000	State of Arizona, Series A, COP, AGM, 5.250%, 10/01/23	2,187

		22,285

	Education — 0.1%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	2,841
1,000	University of Arizona, Board of Regents, Series A, Rev., 5.000%, 06/01/30	1,131

		3,972

	General Obligation — 0.2%
4,000	City of Chandler, GO, 5.000%, 07/01/23	4,757
905	Maricopa County Dysart Unified School District No. 89, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,014
1,000	Maricopa County Phoenix Union High School District No. 210, GO, AGM, 5.250%, 07/01/19	1,096
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,217

		9,084

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	15

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Hospital — 0.0% (g)
1,000	Yavapai County IDA, Hospital, Yavapai Regional Medical Center, Series A, Rev., 5.250%, 08/01/33	1,088

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,000	Yavapai County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	1,010

	Other Revenue — 0.1%
	Scottsdale Municipal Property Corp., Excise Tax,
500	Rev., 5.000%, 07/01/17	508
1,570	Rev., 5.000%, 07/01/26	1,908

		2,416

	Prerefunded — 0.7%
7,500	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/18 (p)	7,765
1,000	Arizona School Facilities Board, COP, 5.250%, 09/01/18 (p)	1,065
2,000	Arizona Transportation Board, Highway, Series A, Rev., 5.000%, 07/01/18 (p)	2,111
	Arizona Water Infrastructure Finance Authority, Water Quality,
3,025	Series A, Rev., 5.000%, 10/01/18 (p)	3,220
3,935	Series A, Rev., 5.000%, 10/01/19 (p)	4,321
	County of Pima, Sewer System,
1,000	Series B, Rev., 5.000%, 07/01/21 (p)	1,149
770	Series C, Rev., 5.000%, 07/01/21 (p)	885
2,000	Phoenix Civic Improvement Corp., Water System, Junior Lien, Series A, Rev., 5.000%, 07/01/19 (p)	2,182
6,600	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 01/01/18 (p)	6,833

		29,531

	Transportation — 0.2%
	Phoenix Civic Improvement Corp., Airport, Junior Lien,
1,000	Series A, Rev., 5.000%, 07/01/23	1,116
2,000	Series A, Rev., 5.000%, 07/01/27	2,228
1,000	Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund, Rev., 5.250%, 07/01/25	1,194
1,670	Tucson Airport Authority, Inc., Airport, Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,676

		6,214

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — 0.2%
2,500	Arizona Power Authority, Power Resource, Hoover Uprating Project, Series A, Rev., 5.250%, 10/01/17	2,566
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,358
	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System,
500	Series A, Rev., 5.000%, 01/01/21	537
1,000	Series A, Rev., 5.000%, 12/01/28	1,151

		7,612

	Water & Sewer — 0.2%
1,000	City of Glendale, Water & Sewer, Senior Lien, Rev., 5.000%, 07/01/28	1,145
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,664
1,875	Rev., 5.250%, 07/01/23	2,263
1,380	County of Pima, Sewer System, Series C, Rev., 5.000%, 07/01/22	1,572
2,000	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien, Rev., 5.500%, 07/01/20	2,125

		8,769

	Total Arizona	91,981

	California — 18.8%
	Certificate of Participation/Lease — 0.3%
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	8,226
1,250	Deserts Sands, Unified School District, COP, 5.000%, 03/01/22	1,445
1,250	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/30	1,414

		11,085

	Education — 2.0%
	California Educational Facilities Authority, Claremont McKenna College,
3,000	Series A, Rev., 4.000%, 01/01/33	3,139
1,000	Series A, Rev., 5.000%, 01/01/28	1,198
880	Series A, Rev., 5.000%, 01/01/29	1,044
1,185	Series A, Rev., 5.000%, 01/01/30	1,397
2,450	Series A, Rev., 5.000%, 01/01/31	2,863
2,000	Series A, Rev., 5.000%, 01/01/32	2,324

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Education — continued
775	California Educational Facilities Authority, Pepperdine University, Rev., 5.000%, 09/01/24	901
	California State University, Systemwide,
3,500	Series A, Rev., 3.000%, 11/01/33	3,338
2,000	Series A, Rev., 4.000%, 11/01/35	2,092
3,225	Series A, Rev., 5.000%, 11/01/24	3,902
2,375	Series A, Rev., 5.000%, 11/01/29	2,823
7,285	Series A, Rev., 5.000%, 11/01/30	8,585
4,880	Series A, Rev., 5.000%, 11/01/31	5,756
4,000	Series A, Rev., 5.000%, 11/01/32	4,690
	Regents of the University of California, Limited Project,
2,000	Series I, Rev., 5.000%, 05/15/23	2,373
4,500	Series I, Rev., 5.000%, 05/15/24	5,379
	Simi Valley School Financing Authority, Unified School District,
1,170	Rev., AGM, 5.000%, 08/01/19	1,214
1,870	Rev., AGM, 5.000%, 08/01/20	1,940
	University of California,
4,500	Series AF, Rev., 5.000%, 05/15/25	5,300
2,000	Series AR, Rev., 5.000%, 05/15/31	2,355
4,000	Series AR, Rev., 5.000%, 05/15/32	4,682
2,500	Series AR, Rev., 5.000%, 05/15/33	2,911
1,500	Series AR, Rev., 5.000%, 05/15/34	1,738
1,455	Series AR, Rev., 5.000%, 05/15/35	1,680
8,500	University of California, Limited Project, Series G, Rev., 5.000%, 05/15/29	9,789

		83,413

	General Obligation — 7.9%
5,450	Counties of Fresno, Madera, Tulare & Kings, State Center Community College District, GO, 5.250%, 08/01/28	6,330
2,750	Counties of Los Angeles & Orange, Rowland Unified School District, 2012 Election, Series A, GO, 5.250%, 08/01/43	3,131
	Counties of Santa Clara & Santa Cruz, West Valley-Mission Community College District, Unrefunded Balance,
455	GO, AGM, 5.000%, 08/01/23	456
910	GO, AGM, 5.000%, 08/01/25	912
1,390	County of Orange, Garden Grove Unified School District, 2010 Election, Series C, GO, 5.000%, 08/01/30	1,597
1,400	County of Riverside, Murrieta Valley Unified School District, GO, AGM, 5.000%, 09/01/25	1,657

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	County of Sacramento, San Juan Unified School District, Election of 2002,
1,670	GO, 5.000%, 08/01/27	1,950
3,540	GO, 5.000%, 08/01/30	4,067
4,000	GO, 5.000%, 08/01/31	4,567
2,000	County of San Diego, Carlsbad Unified School District, Election of 2006, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	1,973
19,585	County of San Diego, Grossmont-Cuyamaca Community College District, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	14,633
5,975	County of Santa Clara, Election of 2008, Series B, GO, 5.000%, 08/01/25	6,950
	County of Santa Clara, Mountain View-Los Altos Union High School District, Election of 2010,
2,000	Series C, GO, Zero Coupon, 08/01/23	1,728
1,000	Series C, GO, Zero Coupon, 08/01/27	729
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	1,117
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	3,098
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	4,041
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	4,727
	Los Angeles Community College District,
2,300	Series A, GO, 4.000%, 08/01/33	2,422
9,000	Series A, GO, 5.000%, 08/01/30	10,555
15,000	Series A, GO, 5.000%, 08/01/31	17,482
10,430	Los Angeles Community College District, Election of 2008, Series G, GO, 4.000%, 08/01/39	10,775
	Los Angeles Unified School District,
11,670	Series C, GO, 5.000%, 07/01/24	14,080
36,915	Series C, GO, 5.000%, 07/01/25	44,247
5,505	Series C, GO, 5.000%, 07/01/26	6,561
3,000	Series C, GO, 5.000%, 07/01/27	3,567
6,120	Los Angeles Unified School District, Election of 2004, Series I, GO, 5.250%, 07/01/23	6,694
	Los Angeles Unified School District, Election of 2008,
2,100	Series A, GO, 5.000%, 07/01/28	2,402
1,545	Series A, GO, 5.000%, 07/01/29	1,766
1,365	Series A, GO, 5.000%, 07/01/31	1,550

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	17

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	General Obligation — continued
	Menlo Park City School District, Crossover Capital Appreciation,
1,000	GO, Zero Coupon, 07/01/33	536
725	GO, Zero Coupon, 07/01/35	353
1,150	GO, Zero Coupon, 07/01/36	531
1,950	GO, Zero Coupon, 07/01/37	858
1,250	GO, Zero Coupon, 07/01/41	454
	Riverside County, California, Desert Sands Unified School District,
3,750	GO, 5.000%, 08/01/25	4,557
1,750	GO, 5.000%, 08/01/26	2,115
4,890	San Diego Community College District, GO, 5.000%, 08/01/24	5,705
465	San Diego Unified School District, Election of 2012, Series F, GO, 4.000%, 07/01/33	490
3,000	San Francisco Bay Area Rapid Transit District, Election of 2004, Series D, GO, 5.000%, 08/01/30	3,554
1,000	Santa Barbara Community College District, Santa Barbara County, Series C, GO, 4.000%, 08/01/40	1,028
	State of California, Various Purpose,
1,280	GO, 4.000%, 09/01/33	1,337
14,100	GO, 5.000%, 04/01/17	14,158
12,120	GO, 5.000%, 03/01/25	14,446
2,000	GO, 5.000%, 09/01/27	2,278
100	GO, 5.000%, 10/01/29	104
24,000	GO, 5.000%, 08/01/30	27,781
4,000	GO, 5.000%, 09/01/30	4,522
3,500	GO, 5.000%, 09/01/31	3,951
5	GO, 5.125%, 04/01/23	5
6,790	GO, 5.500%, 04/01/18	7,139
6,800	GO, 5.500%, 04/01/21	7,440
15,000	GO, 5.625%, 04/01/26	16,411
6,685	GO, 6.500%, 04/01/33	7,442
1,565	GO, AMBAC, 5.000%, 02/01/27	1,892
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	7,798

		322,649

	Hospital — 0.6%
6,250	California Health Facilities Financing Authority, Cedars-Sinal Medical Center, Rev., 5.000%, 11/15/27	7,417
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/26	1,713

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — continued
	California Health Facilities Financing Authority, Sutter Health,
1,450	Series A, Rev., 3.250%, 11/15/36	1,359
650	Series A, Rev., 5.000%, 11/15/26	769
1,000	Series A, Rev., 5.000%, 11/15/29	1,155
500	Series A, Rev., 5.000%, 11/15/30	573
5,000	Series A, Rev., 5.000%, 11/15/33	5,639
2,000	Series D, Rev., 5.000%, 08/15/25	2,268
	California Municipal Finance Authority, Community Medical Centers,
1,250	Series A, Rev., 5.000%, 02/01/28	1,443
1,400	Series A, Rev., 5.000%, 02/01/29	1,599
1,500	Series A, Rev., 5.000%, 02/01/30	1,702

		25,637

	Other Revenue — 2.5%
	California Infrastructure & Economic Development Bank, Refunding Academy Motion Picture Arts & Sciences,
1,630	Series A, Rev., 5.000%, 11/01/24	1,949
1,000	Series A, Rev., 5.000%, 11/01/26	1,186
	California State Public Works Board, Department of Forestry & Fire Protection, Various Forestry Projects,
2,785	Series C, Rev., AGM, 5.000%, 04/01/22	2,795
2,105	Series C, Rev., AGM, 5.000%, 04/01/24	2,112
	California State Public Works Board, Department of General Services,
2,500	Series F, Rev., 5.000%, 05/01/22	2,907
3,000	Series F, Rev., 5.000%, 05/01/23	3,524
5,395	Series F, Rev., 5.000%, 05/01/24	6,390
6,445	Series F, Rev., 5.000%, 05/01/25	7,679
3,100	Series F, Rev., 5.000%, 05/01/26	3,656
5,000	Series F, Rev., 5.000%, 05/01/27	5,860
	California State Public Works Board, Department of Justice, Various Replacement Laboratory Projects,
1,285	Series D, Rev., AGM, 5.000%, 04/01/21	1,290
1,415	Series D, Rev., AGM, 5.000%, 04/01/23	1,420
1,560	Series D, Rev., AGM, 5.000%, 04/01/25	1,565
	Contra Costa County Transportation Authority, Sales Tax,
1,195	Series A, Rev., 4.000%, 03/01/26	1,331
2,000	Series A, Rev., 5.000%, 03/01/24	2,401
1,250	Series A, Rev., 5.000%, 03/01/25	1,513
5,000	County of Los Angeles, Huntington Park Redevelopment Agency, Merged Redevelopment Project, Rev., Zero Coupon, 01/01/19 (p)	4,901

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — continued
	Golden State Tobacco Securitization Corp., Tobacco Settlement,
1,500	Series A, Rev., 5.000%, 06/01/19	1,630
1,250	Series A, Rev., 5.000%, 06/01/20	1,396
1,000	Series A, Rev., 5.000%, 06/01/21	1,143
4,000	Series A, Rev., 5.000%, 06/01/32	4,491
10,855	Series A, Rev., 5.000%, 06/01/33	12,146
10,000	Series A, Rev., 5.000%, 06/01/34	11,158
	San Francisco Bay Area Rapid Transit District, Sales Tax,
355	Series A, Rev., 5.000%, 07/01/24	429
510	Series A, Rev., 5.000%, 07/01/25	622
475	Series A, Rev., 5.000%, 07/01/26	572
1,250	Series A, Rev., 5.000%, 07/01/32	1,422
	San Marcos Public Facilities Authority,
1,000	Rev., Zero Coupon, 01/01/19 (p)	980
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,768
8,400	Santa Clara County Financing Authority, Multiple Facilities Projects, Series P, Rev., 5.000%, 05/15/29	9,875

		101,111

	Prerefunded — 1.6%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/18 (p)	2,132
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/18 (p)	2,169
2,485	Series C, Rev., 6.500%, 10/01/18 (p)	2,705
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	2,139
13,405	California State Public Works Board, California State University, Various University Projects,
	Series H, Rev., 5.000%, 09/01/23 (p)	16,122
	San Diego Public Facilities Financing Authority, Sewer Waste Water System,
11,865	Series A, Rev., 5.000%, 05/15/19 (p)	12,907
1,000	Series B, Rev., 5.500%, 05/15/19 (p)	1,099
210	Simi Valley School Financing Authority, Unified School District, Rev., AGM, 5.000%, 08/01/17 (p)	218
25,000	University of California, Series O, Rev., 5.750%, 05/15/19 (p)	27,588

		67,079

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.4%
	City of Los Angeles, Harbor Department,
475	Series A, Rev., 5.000%, 08/01/22	560
425	Series A, Rev., 5.000%, 08/01/23	508
450	Series A, Rev., 5.000%, 08/01/24	544
1,770	County of Los Angeles, Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.000%, 07/01/26	2,137
5,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.000%, 07/01/30	6,036
4,525	Riverside County Transportation Commission, Limited Tax, Series A, Rev., 5.250%, 06/01/33	5,243

		15,028

	Utility — 1.9%
	City of Los Angeles, Department of Water & Power, Power System,
1,250	Series A, Rev., 5.000%, 07/01/28	1,490
2,055	Series A, Rev., 5.000%, 07/01/31	2,447
2,550	Series A, Rev., 5.000%, 07/01/32	3,018
5,000	Series A, Rev., 5.000%, 07/01/33	5,884
10,715	Series A, Rev., 5.000%, 07/01/34	12,549
3,400	Series B, Rev., 5.000%, 07/01/31	3,911
3,075	Series B, Rev., 5.000%, 07/01/32	3,520
1,250	Series D, Rev., 5.000%, 07/01/28	1,469
2,710	Series D, Rev., 5.000%, 07/01/30	3,156
2,500	Series D, Rev., 5.000%, 07/01/31	2,901
390	Series D, Rev., 5.000%, 07/01/33	448
4,750	Series D, Rev., 5.000%, 07/01/34	5,439
250	Series D, Rev., 5.000%, 07/01/35	285
	City of Los Angeles, Department of Water & Power, Water System,
1,350	Series A, Rev., 5.000%, 07/01/31	1,587
2,560	Series A, Rev., 5.000%, 07/01/32	2,992
1,360	Series A, Rev., 5.000%, 07/01/33	1,581
1,250	Series A, Rev., 5.000%, 07/01/34	1,447
1,125	Series A, Rev., 5.000%, 07/01/35	1,298
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,804
9,545	Series A, Rev., 5.250%, 11/15/22	10,825
1,290	Sacramento Municipal Utility District Financing Authority, Cosumnes Project, Rev., 5.000%, 07/01/28	1,525
5,650	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.000%, 05/01/22	6,635

		77,211

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	19

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Water & Sewer — 1.6%
300	City of Bakersfield, Wastewater, Series A, Rev., 5.000%, 09/15/23	358
	City of Los Angeles, Wastewater System,
12,500	Series A, Rev., 5.000%, 06/01/26	14,636
2,000	Series C, Rev., 5.000%, 06/01/26	2,323
5,000	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	4,180
	City of Vallejo, Water,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	3,019
3,160	Rev., NATL-RE, 5.000%, 05/01/23	3,169
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,330
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,502
	Orange County Water District,
1,235	Series A, Rev., 5.000%, 08/15/32	1,476
650	Series A, Rev., 5.000%, 08/15/34	768
	San Diego County Water Authority,
13,095	Series A, Rev., 5.000%, 05/01/29	15,208
10,000	Series A, Rev., 5.000%, 05/01/30	11,574

		63,543

	Total California	766,756

	Colorado — 2.2%
	Certificate of Participation/Lease — 0.1%
	Adams County, Colorado Refunding & Improvement,
1,100	COP, 5.000%, 12/01/31	1,263
500	COP, 5.000%, 12/01/34	561

		1,824

	General Obligation — 1.2%
25	Arapahoe County Water & Wastewater Public Improvement District, GO, 4.000%, 12/01/17	26
6,845	City & County of Denver, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	7,522
	Dawson Ridge Metropolitan District No.1,
10,000	Series A, GO, Zero Coupon, 10/01/22 (p)	8,958
2,000	Series B, GO, Zero Coupon, 10/01/22 (p)	1,792
	Jefferson County School District No. R-1,
18,325	GO, 5.000%, 12/15/20	20,820
9,500	GO, 5.000%, 12/15/22	11,181

		50,299

	Hospital — 0.1%
4,500	Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.500%, 01/01/35	5,137

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.0% (g)
100	City of Grand Junction, Rev., 5.000%, 03/01/17	100

	Prerefunded — 0.8%
23,470	Counties of Adams & Arapahoe, Joint School District No. 281, GO, 6.250%, 12/01/18 (p)	25,648
5,000	State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program, COP, 5.250%, 11/01/18 (p)	5,357
	University of Colorado, Enterprise System,
1,980	Series A, Rev., 5.500%, 06/01/19 (p)	2,174
750	Series A, Rev., 5.750%, 06/01/19 (p)	828

		34,007

	Total Colorado	91,367

	Connecticut — 0.8%
	Education — 0.1%
4,165	Connecticut State Health & Educational Facility Authority, Connecticut State University System Issue, Series N, Rev., 5.000%, 11/01/25	4,903
1,030	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Series A, Rev., 5.250%, 11/15/22	1,155

		6,058

	General Obligation — 0.4%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	7,310
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	6,711
200	The Metropolitan District, Hartford County, Series A, GO, 5.000%, 08/01/19	217

		14,238

	Housing — 0.1%
	Connecticut Housing Finance Authority,
1,260	Series SNH-7, Rev., AGM, 5.000%, 06/15/17	1,276
1,320	Series SNH-7, Rev., AGM, 5.000%, 06/15/18	1,336

		2,612

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 5.000%, 08/15/24	118
350	Series A, Rev., 5.000%, 08/15/25	412
150	Series A, Rev., 5.000%, 08/15/26	176
250	Series A, Rev., 5.000%, 08/15/27	292

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — continued
300	Series A, Rev., 5.000%, 08/15/29	346
100	Series A, Rev., 5.500%, 08/15/23	123

		1,467

	Transportation — 0.2%
5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure, Series A, Rev., 5.000%, 08/01/26	5,849
2,000	State of Connecticut, Transportation Infrastructure Purposes, Series A, Rev., 5.000%, 09/01/30	2,305

		8,154

	Total Connecticut	32,529

	Delaware — 0.4%
	General Obligation — 0.3%
	State of Delaware,
351	GO, 5.000%, 07/01/22	393
350	GO, 5.000%, 07/01/23	392
4,000	Series B, GO, 5.000%, 07/01/22	4,704
3,710	Series B, GO, 5.000%, 07/01/23	4,427
1,000	Series C, GO, 5.000%, 10/01/25	1,224

		11,140

	Prerefunded — 0.1%
3,299	State of Delaware, GO, 5.000%, 07/01/20 (p)	3,709

	Total Delaware	14,849

	District of Columbia — 0.3%
	General Obligation — 0.2%
	District of Columbia,
1,800	Series D, GO, 5.000%, 06/01/28	2,168
4,000	Series D, GO, 5.000%, 06/01/30	4,758

		6,926

	Other Revenue — 0.1%
5,000	District of Columbia, Income Tax Secured, Series A, Rev., 5.000%, 12/01/22	5,561

	Water & Sewer — 0.0% (g)
1,475	District of Columbia, Water & Sewer Authority, Public Utility, Subordinate Lien, Series A, Rev., 5.000%, 10/01/29	1,738

	Total District of Columbia	14,225

	Florida — 2.0%
	General Obligation — 1.1%
2,095	County of Miami-Dade, Series DD, GO, AMBAC, 7.750%, 10/01/18	2,313

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	County of Miami-Dade, Building Better Communities Program,
2,835	Series A, GO, 5.000%, 07/01/33	3,274
5,355	Series A, GO, 5.000%, 07/01/34	6,156
	Florida State Board of Education, Public Education Capital Outlay,
4,500	Series A, GO, 5.000%, 06/01/23	5,058
1,250	Series A, GO, 5.000%, 06/01/25	1,404
14,600	Series D, GO, 5.000%, 06/01/24	16,625
4,515	Series E, GO, 5.000%, 06/01/19	4,918
4,740	Series E, GO, 5.000%, 06/01/20	5,320

		45,068

	Hospital — 0.1%
	Brevard County Health Facilities Authority, Health First, Inc. Project,
1,000	Rev., 5.000%, 04/01/22	1,134
1,250	Rev., 5.000%, 04/01/24	1,432
25	City of Tampa, Baycare Health System, Rev., 5.000%, 11/15/17	26

		2,592

	Housing — 0.0% (g)
805	Florida Housing Finance Corp., Homeowner Mortgage, Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	838
445	Florida Housing Finance Corp., Homeowner Mortgage, Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	463

		1,301

	Other Revenue — 0.5%
2,000	County of Palm Beach, Rev., 5.000%, 05/01/38	2,289
	County of Tallahassee, City of Leon, Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,600
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,271
	Palm Beach County, Public Improvement,
3,955	Rev., 5.000%, 05/01/23	4,682
2,000	Rev., 5.000%, 05/01/24	2,390
4,905	Rev., 5.000%, 05/01/25	5,907

		19,139

	Prerefunded — 0.1%
3,700	County of Miami-Dade, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/17 (p)	3,798

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	21

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Utility — 0.2%
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.000%, 10/01/20	5,617
1,395	JEA Electric System, Series A, Rev., 5.000%, 10/01/23	1,647

		7,264

	Water & Sewer — 0.0% (g)
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	573

	Total Florida	79,735

	Georgia — 3.0%
	Education — 0.1%
2,000	Private Colleges & Universities Authority, Emory University, Series A, Rev., 5.000%, 10/01/43	2,255

	General Obligation — 0.3%
	Barrow County School District,
2,190	GO, 5.000%, 02/01/25	2,458
1,755	GO, 5.000%, 02/01/26	1,968
6,880	State of Georgia, Series E, GO, 5.000%, 12/01/25	8,436

		12,862

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Co. Plant Scherer Project, Rev., VAR, 1.700%, 06/21/17	4,008

	Prerefunded — 0.4%
555	Barrow County School District, GO, 5.000%, 02/01/21 (p)	632
5,000	Gwinnett County School District, GO, 5.000%, 02/01/18 (p)	5,194
10,000	State of Georgia, Series B, GO, 5.000%, 01/01/19 (p)	10,734

		16,560

	Transportation — 0.5%
9,500	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/20	10,486
	Georgia State Road & Tollway Authority, Federal Highway,
2,465	Series A, Rev., GAN, AGM, 5.000%, 06/01/19	2,585
5,000	Series A, Rev., GAN, AGM, 5.000%, 06/01/20	5,242

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
695	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	724

		19,037

	Utility — 0.1%
	Camden County Public Service Authority, City of St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,126
1,960	Rev., 5.000%, 12/01/22	2,196
1,000	Rev., 5.000%, 12/01/23	1,119
1,475	Main Street Natural Gas, Inc., Gas Project, Series A, Rev., 5.500%, 09/15/21	1,664

		6,105

	Water & Sewer — 1.5%
	City of Atlanta, Water & Wastewater,
2,110	Rev., 5.000%, 11/01/29	2,466
4,250	Rev., 5.000%, 11/01/30	4,943
	City of Columbus, Georgia Water and Sewerage,
280	Rev., 5.000%, 05/01/31	330
350	Rev., 5.000%, 05/01/34	405
350	Rev., 5.000%, 05/01/35	404
2,000	Series A, Rev., 5.000%, 05/01/22	2,337
445	Series A, Rev., 5.000%, 05/01/27	520
595	Series A, Rev., 5.000%, 05/01/28	690
	County of Cobb, Water & Sewerage Improvement,
6,155	Rev., 5.000%, 07/01/20	6,710
6,565	Rev., 5.000%, 07/01/21	7,126
	County of DeKalb, Water & Sewerage,
4,800	Series B, Rev., 5.250%, 10/01/22	5,697
8,660	Series B, Rev., 5.250%, 10/01/23	10,423
5,500	Series B, Rev., 5.250%, 10/01/26	6,808
7,000	County of Fulton, Water & Sewerage, Rev., 5.000%, 01/01/22	7,892
5,000	County of Henry, Water & Sewerage Authority, Rev., BHAC-CR, FSA-CR, NATL-RE, 5.250%, 02/01/28	6,138

		62,889

	Total Georgia	123,716

	Hawaii — 0.8%
	General Obligation — 0.4%
	City & County of Honolulu,
8,695	Series B, GO, 5.000%, 10/01/27	10,363
3,000	Series C, GO, 5.000%, 10/01/25	3,626
3,000	Series C, GO, 5.000%, 10/01/27	3,575

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	General Obligation — continued
100	State of Hawaii, Series DR, GO, 5.000%, 06/01/17	101

		17,665

	Prerefunded — 0.2%
115	City & County of Honolulu, Series A, GO, AGM, 5.000%, 07/01/17 (p)	116
1,000	State of Hawaii, Series DK, GO, 5.000%, 05/01/18 (p)	1,049
	State of Hawaii, Highway,
5,120	Rev., 5.250%, 01/01/19 (p)	5,518
2,450	Rev., 6.000%, 01/01/19 (p)	2,674

		9,357

	Transportation — 0.2%
	State of Hawaii, Highway,
5,915	Rev., 5.000%, 01/01/20	6,331
520	Rev., 5.250%, 01/01/18	540

		6,871

	Total Hawaii	33,893

	Idaho — 0.5%
	Prerefunded — 0.3%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18 (p)	13,047

	Transportation — 0.2%
	Idaho Housing & Finance Association, Federal Highway Trust,
2,550	Series A, Rev., GRAN, 5.000%, 07/15/25	3,007
4,800	Series A, Rev., GRAN, 5.000%, 07/15/26	5,680

		8,687

	Total Idaho	21,734

	Illinois — 1.8%
	Education — 0.1%
1,750	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/29	1,968

	General Obligation — 0.9%
6,345	Chicago Board of Education, School Reform, Dedicated Tax Revenues, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	6,213
7,500	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/20	7,527
1,400	Counties of Kane & Cook, City of Elgin, GO, 4.000%, 12/15/21	1,516

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
5,000	County of Cook, School District No. 122, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21 (p)	4,597
1,000	County of Cook, Township High School District No. 205, GO, AGC, 5.500%, 12/01/19	1,071
	County of Dupage, Courthouse Project,
250	GO, 5.000%, 01/01/26	299
525	GO, 5.000%, 01/01/27	620
255	GO, 5.000%, 01/01/28	299
730	GO, 5.000%, 01/01/29	849
25	County of Kane, GO, NATL-RE, 5.250%, 01/01/18	26
25	Greater Chicago Metropolitan Water Reclamation District, Capital Improvement, Series B, GO, 5.000%, 12/01/17	26
	Kane, Cook & DuPage Counties School District No. 46, Elgin,
1,500	Series D, GO, 5.000%, 01/01/27	1,684
1,700	Series D, GO, 5.000%, 01/01/34	1,850
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,849
	Will County, Community Unit School District No. 365-U,
2,700	GO, 3.000%, 07/01/36	2,316
1,000	GO, 4.000%, 01/01/30	1,040
500	GO, 4.000%, 01/01/31	519
1,500	GO, 4.000%, 01/01/32	1,544
1,000	GO, 4.000%, 01/01/33	1,026
1,000	GO, 4.000%, 01/01/34	1,021
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
900	GO, 5.750%, 06/01/25	949
830	GO, 5.750%, 06/01/27	875
620	GO, 5.750%, 06/01/28	651

		38,367

	Hospital — 0.1%
	Illinois Finance Authority, Rush University Medical Center Obligated Group,
1,000	Series A, Rev., 5.000%, 11/15/21	1,144
2,000	Series A, Rev., 5.000%, 11/15/23	2,329
1,000	Series A, Rev., 5.000%, 11/15/24	1,168

		4,641

	Other Revenue — 0.1%
	City of Chicago, Motor Fuel Tax,
75	Rev., 5.000%, 01/01/20	79
200	Rev., 5.000%, 01/01/21	213
110	Rev., 5.000%, 01/01/22	117

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	23

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — continued
1,650	City of Chicago, Pilsen Redevelopment Project, Series A, Rev., 5.000%, 06/01/22	1,830
250	State of Illinois, Rev., 4.000%, 06/15/17	252

		2,491

	Prerefunded — 0.0% (g)
1,175	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College, GO, 5.750%, 06/01/18 (p)	1,247

	Transportation — 0.1%
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/22	3,491

	Utility — 0.3%
	City of Springfield, Senior Lien Electric,
3,500	Rev., AGM, 3.500%, 03/01/30	3,501
4,500	Rev., 5.000%, 03/01/27	5,160
4,000	Rev., 5.000%, 03/01/28	4,553

		13,214

	Water & Sewer — 0.2%
	City of Chicago, Second Lien Wastewater Transmission,
1,210	Rev., 5.000%, 01/01/20	1,308
700	Rev., 5.000%, 01/01/22	777
	City of Chicago, Second Lien Water, Project,
1,500	Rev., 5.000%, 11/01/21	1,672
600	Rev., 5.000%, 11/01/22	675
1,000	Rev., 5.000%, 11/01/27	1,118
500	Rev., 5.000%, 11/01/30	551

		6,101

	Total Illinois	71,520

	Indiana — 1.1%
	Education — 0.1%
	Indiana University,
2,000	Series A, Rev., 5.000%, 06/01/28	2,315
1,000	Series A, Rev., 5.000%, 06/01/32	1,128
	Plainfield Community High School Building Corp.,
285	Rev., 5.000%, 01/15/22	329
750	Rev., 5.000%, 07/15/23	884
1,255	Rev., 5.000%, 07/15/24	1,494

		6,150

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.9%
	Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project,
1,150	Rev., 5.000%, 08/01/24	1,357
500	Rev., 5.000%, 02/01/25	586
	Indiana Finance Authority, State Revolving Fund Program,
2,300	Series A, Rev., 5.000%, 02/01/23	2,676
5,205	Series A, Rev., 5.000%, 02/01/30	5,826
18,805	Series C, Rev., 5.000%, 02/01/21	20,885
3,000	Series C, Rev., 5.000%, 02/01/30	3,402
775	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	830

		35,562

	Utility — 0.1%
	Indianapolis Local Public Improvement Bond Bank, Stormwater Project,
725	Series D, Rev., 5.000%, 01/01/21	824
1,245	Series D, Rev., 5.000%, 01/01/24	1,433

		2,257

	Water & Sewer — 0.0% (g)
	City of Evansville, Waterworks District,
325	Series B, Rev., 5.000%, 01/01/22	369
375	Series B, Rev., 5.000%, 01/01/23	425
1,000	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	1,132

		1,926

	Total Indiana	45,895

	Iowa — 0.7%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	7,184
1,095	Davenport Iowa Corp., GO, 4.000%, 06/01/21	1,186

		8,370

	Other Revenue — 0.5%
	Iowa Finance Authority, State Revolving Fund,
5,420	Rev., 5.000%, 08/01/26	6,201
12,905	Rev., 5.000%, 08/01/29	14,746
500	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.500%, 02/15/20	561

		21,508

	Total Iowa	29,878

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Kansas — 1.6%
	General Obligation — 0.1%
1,000	City of Lenexa, Series B, GO, 5.000%, 09/01/25	1,214
650	County of Shawnee, Unified School District No. 345, Seaman, Series A, GO, 5.000%, 09/01/24	759

		1,973

	Other Revenue — 0.1%
3,450	Public Building Commission of Johnson County, Kansas Lease Purchase, Series B, Rev., 5.000%, 09/01/25	4,212

	Transportation — 1.4%
	Kansas State Department Transportation Highway,
9,500	Series A, Rev., 5.000%, 09/01/17	9,710
2,500	Series A, Rev., 5.000%, 09/01/18	2,655
7,000	Series A, Rev., 5.000%, 09/01/19	7,686
7,000	Series A, Rev., 5.000%, 09/01/20	7,907
10,000	Series B, Rev., 5.000%, 09/01/30	11,768
4,625	Series B, Rev., 5.000%, 09/01/35	5,334
5,750	Series C, Rev., 5.000%, 09/01/24	6,692
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,247
3,800	Series A, Rev., 5.000%, 09/01/22	4,231

		58,230

	Total Kansas	64,415

	Kentucky — 0.7%
	Education — 0.2%
6,110	Oldham County, Kentucky School District Finance Corp., School Building, Rev., 5.000%, 06/01/27	7,244

	Other Revenue — 0.1%
1,000	Jefferson County Capital Projects Corp., Series A, Rev., AGM, 4.250%, 06/01/22	1,008
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,600
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., NATL-RE, 5.000%, 08/01/21	1,133
1,175	Rev., NATL-RE, 5.000%, 08/01/22	1,347
	Kentucky State Property & Buildings Commission, Unrefunded Balance, Project No. 87,
10	Rev., NATL-RE, 5.000%, 03/01/19	10
30	Rev., NATL-RE, 5.000%, 03/01/20	30

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
115	Kentucky State Property & Buildings Commission, Unrefunded Balance, Project No. 90, Rev., 5.375%, 11/01/23	123

		5,251

	Prerefunded — 0.3%
	Kentucky Asset/Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/17 (p)	1,538
1,000	Series B, Rev., 5.000%, 10/01/17 (p)	1,025
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/17 (p)	2,967
2,330	Kentucky State Property & Buildings Commission, Project No. 87, Rev., NATL-RE, 5.000%, 03/01/17 (p)	2,331
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.000%, 11/01/18 (p)	1,601
885	Kentucky State Property & Buildings Commission, Project No. 90, Rev., 5.375%, 11/01/18 (p)	951
1,500	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System, Series A, Rev., AGC, 5.000%, 05/15/18 (p)	1,575

		11,988

	Transportation — 0.1%
5,145	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects, Series A, Rev., 5.000%, 07/01/27	5,804

	Total Kentucky	30,287

	Louisiana — 1.4%
	General Obligation — 0.1%
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17	1,649
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,033
1,000	State of Louisiana, St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,041

		3,723

	Housing — 0.4%
153	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	157

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	25

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Housing — continued
490	Louisiana Housing Finance Agency, Single Family Mortgage, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	516
18,150	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/20 (p)	17,388

		18,061

	Other Revenue — 0.7%
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	17,318
	Parish of East Baton Rouge, Road & Street Improvement Sales Tax,
4,270	Rev., AGC, 5.000%, 08/01/20	4,640
2,125	Rev., AGC, 5.000%, 08/01/21	2,308
3,490	Rev., AGC, 5.250%, 08/01/19	3,825

		28,091

	Prerefunded — 0.2%
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/17 (p)	1,789
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport System PFC Project, Series B, Rev., AMT, AGM, 5.625%, 01/01/19 (p)	1,378
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/17 (p)	1,011
2,000	Parish of East Baton Rouge, Road & Street Improvement Sales Tax, Rev., AGC, 5.000%, 08/01/19 (p)	2,186

		6,364

	Utility — 0.0% (g)
1,400	City of Alexandria, Utilities, Series A, Rev., 5.000%, 05/01/43	1,549

	Total Louisiana	57,788

	Maryland — 0.8%
	Education — 0.2%
	State of Maryland, Health & Higher Educational Facilities Authority, Lifebridge Health Issue,
1,000	Rev., 4.000%, 07/01/35	1,013
1,000	Rev., 4.000%, 07/01/36	1,010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,178

		7,201

	General Obligation — 0.3%
2,400	Baltimore County, Consolidated Public Improvement, GO, 5.000%, 08/01/26	2,905
4,490	County of Montgomery, Series B, GO, 5.000%, 12/01/23	5,379
5,000	State of Maryland, State & Local Facilities Loan of 2010, First Series, Series B, GO, 5.000%, 03/01/21	5,543

		13,827

	Transportation — 0.3%
10,000	Maryland State Transportation Authority, Rev., GRAN, 5.000%, 03/01/18	10,037

	Total Maryland	31,065

	Massachusetts — 4.8%
	Education — 0.2%
	Massachusetts Health & Educational Facilities Authority, Institute Of Technology,
4,070	Series M, Rev., 5.250%, 07/01/25	5,043
2,100	Series M, Rev., 5.250%, 07/01/29	2,655

		7,698

	General Obligation — 2.9%
1,000	Commonwealth of Massachusetts, Series A, GO, 5.000%, 03/01/32	1,139
10,000	Commonwealth of Massachusetts, Consolidated Loan of 2004, Series B, GO, 5.250%, 08/01/23	12,056
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.000%, 11/01/25	6,067
	Commonwealth of Massachusetts, Consolidated Loan of 2014,
2,500	Series C, GO, 5.000%, 07/01/23	2,922
5,000	Series C, GO, 5.000%, 08/01/25	6,049
10,000	Series F, GO, 5.000%, 11/01/26	11,696
32,950	Series F, GO, 5.000%, 11/01/27	38,480
14,460	Commonwealth of Massachusetts, Consolidated Loan of 2016, Series J, GO, 4.000%, 12/01/39	14,860
	Massachusetts State Construction,
2,250	Series A, GO, 5.000%, 03/01/31	2,575
9,460	Series D, GO, 4.000%, 09/01/29	10,240
11,450	Series D, GO, 5.000%, 09/01/26	13,732

		119,816

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — 0.4%
	Massachusetts School Building Authority, Sales Tax,
10,000	Series B, Rev., 5.000%, 08/15/28	11,548
2,000	Series C, Rev., 5.000%, 08/15/26	2,390
1,020	Massachusetts State Development Finance Agency, Series B, Rev., 5.000%, 09/01/26	1,080

		15,018

	Prerefunded — 0.4%
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.000%, 08/01/18 (p)	1,059
11,890	Commonwealth of Massachusetts, Consolidated Loan of 2011, Series D, GO, 5.000%, 10/01/21 (p)	13,772
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17 (p)	2,328
480	Massachusetts State Development Finance Agency, Series B, Rev., 5.000%, 09/01/18 (p)	510

		17,669

	Transportation — 0.8%
	Massachusetts Bay Transportation Authority,
1,925	Series A, Rev., 5.000%, 07/01/21	2,224
1,255	Series A, Rev., 5.000%, 07/01/31	1,532
2,250	Series A, Rev., 5.250%, 07/01/25	2,758
10,530	Series A, Rev., 5.250%, 07/01/27	13,030
5,000	Series A, Rev., 5.250%, 07/01/29	6,209
5,000	Series A-1, Rev., 5.250%, 07/01/33	6,282
1,500	Massachusetts Port Authority, Series B, Rev., 5.000%, 07/01/21	1,727

		33,762

	Water & Sewer — 0.1%
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,803

	Total Massachusetts	197,766

	Michigan — 1.9%
	Education — 0.4%
	Regents of the University of Michigan,
5,000	Rev., 4.000%, 04/01/34	5,265
4,170	Rev., 4.000%, 04/01/35	4,374
3,375	Rev., 5.000%, 04/01/31	3,976
2,190	Rev., 5.000%, 04/01/33	2,552

		16,167

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 0.4%
1,005	City of Troy, Limited Tax, GO, 5.250%, 11/01/29	1,146
4,900	Counties of Oakland & Livingston, Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/23	5,496
2,000	County of Washtenaw, Ann Arbor Public School District, GO, Q-SBLF, 5.000%, 05/01/21	2,282
1,000	County of Washtenaw, Ypsilanti School District, GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,047
1,305	Grand Rapids Community College, GO, 5.000%, 05/01/23	1,477
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.250%, 05/01/25	1,413
4,300	State of Michigan, Series A, GO, 5.000%, 12/01/28	5,022

		17,883

	Hospital — 0.1%
1,000	Michigan Finance Authority, Trinity Health Group, Rev., 5.000%, 12/01/31	1,130
1,500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1, Rev., VAR, 2.000%, 05/30/18	1,515

		2,645

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Limited Obligation, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,408

	Other Revenue — 0.0% (g)
1,000	Michigan Finance Authority, Unemployment Obligation Assessment, Series B, Rev., 5.000%, 07/01/21	1,056

	Prerefunded — 0.3%
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/20 (p)	5,653
1,500	Michigan Strategic Fund, House of Representatives Facilities, Limited Obligation, Series A, Rev., AGC, 5.250%, 10/15/18 (p)	1,605
3,915	Regents of the University of Michigan, Series A, Rev., 5.000%, 04/01/19 (p)	4,235
1,445	State of Michigan, Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/18 (p)	1,525

		13,018

	Transportation — 0.2%
2,000	Michigan State Comprehensive Transportation, Rev., AGM, 5.250%, 05/15/21	2,318

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	27

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Transportation — continued
	State of Michigan, Trunk Line Fund,
1,150	Rev., 5.000%, 11/15/25	1,308
610	Rev., 5.000%, 11/15/26	692
1,035	Rev., 5.000%, 11/15/27	1,172
2,185	Rev., 5.000%, 11/15/30	2,454

		7,944

	Utility — 0.1%
	Lansing Board of Water & Light, Utility Systems,
1,000	Series A, Rev., 5.000%, 07/01/26	1,129
1,000	Series A, Rev., 5.500%, 07/01/41	1,135

		2,264

	Water & Sewer — 0.4%
	City of Grand Rapids, Sanitary Sewer System,
1,670	Rev., 5.000%, 01/01/23	1,957
1,000	Rev., 5.000%, 01/01/25	1,160
400	Rev., 5.000%, 01/01/27	476
325	Rev., 5.000%, 01/01/28	383
350	Rev., 5.000%, 01/01/29	409
370	Rev., 5.000%, 01/01/30	430
750	Rev., 5.000%, 01/01/32	863
1,400	Rev., 5.000%, 01/01/33	1,602
1,000	Rev., 5.000%, 01/01/34	1,139
5,070	Series A, Rev., BHAC-CR, AGM-CR FGIC, 5.500%, 01/01/22	5,684

		14,103

	Total Michigan	76,488

	Minnesota — 0.7%
	General Obligation — 0.7%
	Circle Pines Independent School District No. 12,
650	Series A, GO, Zero Coupon, 02/01/22	591
800	Series A, GO, Zero Coupon, 02/01/23	705
1,170	City of Marshall, Series B, GO, 5.000%, 02/01/23	1,378
1,060	Independent School District No. 720, Shakopee Public Schools, Minnesota, Series A, GO, 5.000%, 02/01/23	1,244
2,380	State of Minnesota, Independent School District No. 885, Wright County, Series A, GO, 4.000%, 02/01/18	2,450
	State of Minnesota, Various Purpose,
280	Series A, GO, 5.000%, 08/01/19	306
10,000	Series F, GO, 5.000%, 08/01/20	11,267
10,000	Series H, GO, 5.000%, 11/01/19	11,029

		28,970

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — 0.0% (g)
1,000	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VAR, 4.000%, 11/15/18	1,049

	Total Minnesota	30,019

	Missouri — 2.6%
	General Obligation — 0.0% (g)
620	City of Kansas, Improvement & Refunding, Series A, GO, 5.000%, 02/01/23	700

	Housing — 0.0% (g)
270	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/27	285

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,
3,645	Series B, Rev., 5.000%, 07/01/22	4,108
660	Series B, Rev., 5.000%, 07/01/24	744
175	Series B, Rev., 5.000%, 07/01/29	195
65	Series B, Rev., 5.000%, 07/01/30	72
10	Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series A, Rev., 5.000%, 01/01/20 (p)	11

		5,130

	Prerefunded — 0.3%
2,935	Missouri Highways & Transportation Commission, Second Lien, Rev., 5.250%, 05/01/17 (p)	2,959
8,795	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program, Series B, Rev., 5.000%, 01/01/21 (p)	10,000

		12,959

	Transportation — 1.4%
4,065	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/20	4,408
25,750	Missouri Highways & Transportation Commission, First Lien, Series A, Rev., 5.000%, 05/01/26	31,574
16,815	Missouri Highways & Transportation Commission, Senior Lien, Series C, Rev., 5.000%, 02/01/22	19,589

		55,571

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Utility — 0.4%
	Missouri Joint Municipal Electric Utility Commission Power Project, Prairie State Project,
6,395	Series A, Rev., 4.000%, 12/01/32	6,661
7,450	Series A, Rev., 4.000%, 12/01/33	7,689

		14,350

	Water & Sewer — 0.4%
3,140	City of Kansas, Sanitary Sewer System, Series A, Rev., 5.000%, 01/01/26	3,520
	Metropolitan St. Louis Sewer District Wastewater System Improvement,
530	Series B, Rev., 5.000%, 05/01/31	620
1,900	Series B, Rev., 5.000%, 05/01/32	2,211
3,430	Series B, Rev., 5.000%, 05/01/33	3,975
2,000	Series B, Rev., 5.000%, 05/01/34	2,309
2,125	Series B, Rev., 5.000%, 05/01/35	2,444

		15,079

	Total Missouri	104,074

	Montana — 0.1%
	Prerefunded — 0.1%
3,100	State of Montana, Department of Transportation, Highway 93 Advance Construction Project, Rev., GAN, 5.000%, 06/01/18 (p)	3,260

	Nebraska — 0.1%
	Water & Sewer — 0.1%
1,820	City of Omaha, Sewer Revenue, Rev., 5.000%, 11/15/31	2,096

	Nevada — 0.5%
	General Obligation — 0.5%
705	Clark County School District, Series A, GO, 5.500%, 06/15/17	715
15,000	County of Clark, Series B, GO, 5.000%, 11/01/27	18,076

		18,791

	Water & Sewer — 0.0% (g)
1,550	Truckee Meadows Water Authority, Rev., 5.000%, 07/01/31	1,805

	Total Nevada	20,596

	New Jersey — 3.3%
	Education — 0.4%
9,500	New Jersey EDA, School Facilities Construction, Series XX, Rev., 5.000%, 06/15/21	10,108

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
5,000	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	5,079

		15,187

	General Obligation — 0.0% (g)
100	The Board of Education of the Township of Franklin, County of Somerset, GO, 5.000%, 08/15/17	102

	Prerefunded — 0.2%
5,800	State of New Jersey, Equipment Lease Purchase, Series A, COP, 5.000%, 06/15/18 (p)	6,110

	Transportation — 2.6%
	New Jersey Transportation Trust Fund Authority,
2,500	Series A-1, Rev., 5.000%, 06/15/28	2,675
43,400	Series A-2, Rev., 5.000%, 06/15/22	44,933
39,430	Series A-2, Rev., 5.000%, 06/15/23	40,725
7,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Series A-1, Rev., 5.000%, 06/15/27	7,540
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36	5,016
	New Jersey Transportation Trust Fund Authority, Transportation System,
500	Series A, Rev., 5.000%, 06/15/42	501
5,000	Series B, Rev., AMBAC, 5.250%, 12/15/22	5,440

		106,830

	Water & Sewer — 0.1%
	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation,
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,500
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,571
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,764

		4,835

	Total New Jersey	133,064

	New Mexico — 0.6%
	Housing — 0.1%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
190	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	197
550	Series C-2, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	577
710	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	748

		1,522

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	29

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — 0.2%
1,010	County of Bernalillo, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,230
	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund,
1,775	Series B, Rev., 5.000%, 06/01/20	1,860
1,645	Series B, Rev., 5.000%, 06/01/21	1,723
1,890	Series B, Rev., 5.000%, 06/01/26	1,976
2,050	Series B, Rev., 5.000%, 06/01/28	2,139

		8,928

	Transportation — 0.3%
10,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/20	11,230
1,500	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,693

		12,923

	Total New Mexico	23,373

	New York — 17.9%
	Education — 0.6%
	New York State Dormitory Authority,
750	Series B, Rev., 5.000%, 10/01/28	908
665	Series B, Rev., 5.000%, 10/01/29	800
500	Series B, Rev., 5.000%, 10/01/31	598
7,825	New York State Dormitory Authority, City University System, Consolidated Fifth General Resolution, Series B, Rev., 5.000%, 07/01/18	8,259
2,000	New York State Dormitory Authority, School Districts Financing Program, Series B, Rev., 5.000%, 10/01/24	2,298
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	1,832
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,676
550	New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/30	620
	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities,
2,000	Series A, Rev., 5.000%, 05/15/25	2,314
2,000	Series A, Rev., 5.000%, 05/15/28	2,305

		22,610

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 0.5%
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.000%, 08/01/23	5,481
9,520	City of New York, Fiscal Year 2014, Series G, GO, 5.000%, 08/01/25	11,171
3,665	City of New York, Unrefunded Balance, Series F, GO, 6.000%, 01/15/21	3,756
100	Counties of Monroe, Orleans & Genesee, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	106

		20,514

	Other Revenue — 6.3%
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	10,042
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	7,026
2,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,157
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2011, Subseries S-1A, Rev., 5.000%, 07/15/19	3,275
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
1,230	Series B, Rev., 5.000%, 02/01/24	1,399
3,835	Series B, Rev., 5.000%, 02/01/26	4,342
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010,
5,000	Series B, Rev., 5.000%, 11/01/21	5,520
7,020	Series B, Rev., 5.000%, 11/01/22	7,750
3,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series E, Subseries E-1, Rev., 5.000%, 02/01/25	3,478
25	New York City, Trust for Cultural Resources, Juilliard School, Series B, Rev., VAR, 1.350%, 08/01/17	25
10,625	New York Convention Center Development Corp., Subordinated Lien Hotel Unit fee, Series B, Rev., AGM-CR, Zero Coupon, 11/15/52	2,181
	New York Convention Center Development Corp., Capital Appreciation Subordinated Lien, Hotel Unit fee Secured,
1,000	Series B, Rev., Zero Coupon, 11/15/25	767
1,500	Series B, Rev., Zero Coupon, 11/15/26	1,102
1,500	Series B, Rev., Zero Coupon, 11/15/27	1,057
2,000	Series B, Rev., Zero Coupon, 11/15/28	1,349

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — continued
2,500	Series B, Rev., Zero Coupon, 11/15/29	1,616
3,650	Series B, Rev., Zero Coupon, 11/15/30	2,250
2,085	Series B, Rev., Zero Coupon, 11/15/31	1,227
2,000	Series B, Rev., Zero Coupon, 11/15/32	1,120
2,000	Series B, Rev., Zero Coupon, 11/15/33	1,048
	New York Convention Center Development Corp., Hotel Unit fee Secured,
4,610	Rev., 5.000%, 11/15/24	5,433
2,250	Rev., 5.000%, 11/15/25	2,667
	New York Local Government Assistance Corp., Senior Lien,
1,000	Series A, Rev., 5.000%, 04/01/20	1,047
10,000	Series B-C/D, Rev., 5.500%, 04/01/19	10,930
4,050	Series C, Rev., 5.000%, 04/01/17	4,067
5,920	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	6,429
25	New York State Dormitory Authority, Master Boces Program, Genesee Valley Issue, Rev., AGC, 5.000%, 08/15/17 (p)	26
	New York State Dormitory Authority, State Sales Tax,
12,400	Series A, Rev., 5.000%, 03/15/25	14,834
5,500	Series A, Rev., 5.000%, 03/15/30	6,366
5,000	Series A, Rev., 5.000%, 03/15/31	5,754
20,210	Series A, Rev., 5.000%, 03/15/32	23,133
14,815	Series B, Rev., 5.000%, 03/15/27	17,834
8,000	Series B, Rev., 5.000%, 03/15/30	9,427
6,675	Series B, Rev., 5.000%, 03/15/31	7,818
10,000	Series B, Rev., 5.000%, 03/15/33	11,612
18,300	Series B, Rev., 5.000%, 03/15/34	21,190
13,080	Series B, Rev., 5.000%, 03/15/39	14,965
	New York State Urban Development Corp., Service Contract,
5,000	Series B, Rev., 5.250%, 01/01/25	5,281
7,820	Series D, Rev., 5.500%, 01/01/19	8,456
	Sales Tax Asset Receivable Corp.,
2,500	Series A, Rev., 5.000%, 10/15/26	2,992
3,785	Series A, Rev., 5.000%, 10/15/29	4,454
12,500	Series A, Rev., 5.000%, 10/15/31	14,621
255	State of New York, Tobacco Settlement Financing Corp., Series B, Rev., 5.000%, 06/01/21	256

		258,323

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.5%
100	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 4.750%, 05/01/17 (p)	101
5,000	New York State Dormitory Authority, State Personal Income Tax, Education, Series A, Rev., 5.000%, 03/15/18 (p)	5,220
7,425	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 10/01/17 (p)	7,615
3,740	Triborough Bridge & Tunnel Authority, Series A-2, Rev., 5.000%, 11/15/18 (p)	4,002
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	5,167

		22,105

	Special Tax — 4.6%
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
20,000	Series A, Rev., 5.000%, 02/15/27	23,500
7,000	Series A, Rev., 5.000%, 03/15/27	8,266
10,000	Series A, Rev., 5.000%, 02/15/28	11,674
20,000	Series A, Rev., 5.000%, 12/15/28	23,131
5,000	Series A, Rev., 5.000%, 02/15/29	5,812
4,900	Series A, Rev., 5.000%, 12/15/29	5,658
3,000	Series A, Rev., 5.000%, 02/15/43	3,315
9,000	Series B, Rev., 5.000%, 03/15/24	10,381
20,000	Series C, Rev., 5.000%, 03/15/33	22,906
	New York State Dormitory Authority, State Personal Income Tax, Unrefunded Balance,
1,425	Series A, Rev., 5.250%, 02/15/27	1,536
1,255	Series D, Rev., 5.000%, 03/15/17	1,258
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,093
	New York State Thruway Authority, State Personal Income Tax, Transportation,
2,050	Series A, Rev., 5.000%, 03/15/17	2,054
11,025	Series A, Rev., 5.000%, 03/15/26	12,402
17,000	Series A, Rev., 5.250%, 03/15/19	18,460
	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,034
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,614
2,250	Series A-1, Rev., 5.000%, 12/15/23	2,422
2,340	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 03/15/31	2,619

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Special Tax — continued
17,770	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Series A-2, Rev., NATL-RE, 5.500%, 03/15/21	20,712

		186,847

	Transportation — 3.0%
	Metropolitan Transportation Authority,
12,630	Series A, Rev., 5.500%, 07/01/17	12,842
3,000	Subseries C-1, Rev., 5.000%, 11/15/35	3,398
6,000	Subseries C-1, Rev., 5.250%, 11/15/29	7,103
18,855	MTA Hudson Rail Yards Trust Obligations, Series A, Rev., 5.000%, 11/15/46	20,188
5,000	Port Authority of New York & New Jersey, Consolidated, 148th Series, Rev., AGM, 5.000%, 08/15/29	5,101
3,000	Port Authority of New York & New Jersey, Consolidated, 172nd Series, Rev., 5.000%, 10/01/22	3,435
	Port Authority of New York & New Jersey, Consolidated, 190th Series,
3,105	Rev., 5.000%, 05/01/31	3,439
5,000	Rev., 5.000%, 05/01/33	5,519
13,500	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	16,262
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,730	Series A, Rev., 5.000%, 01/01/26	29,582
6,260	Series A-2, Rev., 5.000%, 11/15/28	6,673
2,500	Series B, Rev., 5.000%, 11/15/30	2,903
8,860	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Capital Appreciation, Series B, Rev., Zero Coupon, 11/15/32	5,144

		121,589

	Utility — 0.7%
	Utility Debt Securitization Authority,
15,250	Rev., 5.000%, 12/15/36	17,605
1,500	Series TE, Rev., 5.000%, 12/15/29	1,757
3,500	Series TE, Rev., 5.000%, 12/15/32	4,067
4,250	Series TE, Rev., 5.000%, 12/15/41	4,859

		28,288

	Water & Sewer — 1.7%
16,555	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	18,551

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
1,275	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series DD, Rev., 5.000%, 06/15/27	1,468
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series DD, Rev., 5.000%, 06/15/22	4,677
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	5,829
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects—Second Resolution,
10,000	Series A, Rev., 4.000%, 06/15/28	10,858
5,635	Series A, Rev., 5.000%, 06/15/25	6,852
4,345	Series B, Rev., 5.000%, 06/15/27	4,958
7,280	Series D, Rev., 5.000%, 06/15/25	8,448
5,325	Series D, Rev., 5.000%, 06/15/27	6,162
1,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing Program, Series B, Rev., 5.500%, 04/15/35 (p)	1,336

		69,139

	Total New York	729,415

	North Carolina — 1.3%
	General Obligation — 0.6%
2,000	County of Union, Series A, GO, 5.000%, 03/01/21	2,288
22,100	State of North Carolina, Series A, GO, 5.000%, 03/01/17	22,108

		24,396

	Other Revenue — 0.4%
	City of Raleigh,
495	Rev., 5.000%, 02/01/24	589
735	Rev., 5.000%, 02/01/27	881
775	Rev., 5.000%, 02/01/29	915
400	City of Wilmington, Series A, Rev., 5.000%, 06/01/28	462
1,880	County of Chatham, Rev., 5.000%, 11/01/26	2,227
540	County of Onslow, Public Facilities Company Ltd., Rev., 4.000%, 10/01/32	573
	County of Wake, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	Rev., 5.000%, 06/01/18	5,421
3,500	Rev., 5.000%, 06/01/19	3,810

		14,878

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Prerefunded — 0.3%
3,000	Mecklenburg County Public Facilities Corp., Rev., 5.000%, 03/01/19 (p)	3,236
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/18 (p)	5,186
815	North Carolina Medical Care Commission, Health System, Unrefunded Balance, Rev., 5.000%, 10/01/17 (p)	835
5,000	State of North Carolina, Limited Annual Appropriation, Capital Improvement, Series A, Rev., 5.000%, 05/01/19 (p)	5,420

		14,677

	Total North Carolina	53,951

	Ohio — 1.0%
	General Obligation — 0.0% (g)
500	City of Dublin, Various Purpose, GO, 5.000%, 12/01/25	613
100	Columbus City School District, School Facilities Construction & Improvement, GO, 5.000%, 12/01/18	107

		720

	Hospital — 0.1%
	County of Hamilton, Hospital Facilities, UC Health,
750	Rev., 5.000%, 02/01/19	800
750	Rev., 5.000%, 02/01/20	821
	County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group,
1,200	Series A, Rev., 5.000%, 07/01/28	1,335
750	Series A, Rev., 5.750%, 07/01/28	870
1,400	Series A, Rev., 5.750%, 07/01/33	1,594

		5,420

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
	Ohio State Water Development Authority, Water Pollution Control Loan Fund,
3,360	Rev., 5.000%, 12/01/24	4,065
1,050	Series A, Rev., 5.000%, 06/01/22	1,234
2,815	Series A, Rev., 5.000%, 12/01/22	3,341
4,135	Series A, Rev., 5.000%, 06/01/26	5,034

		13,674

	Other Revenue — 0.3%
	County of Cuyahoga, Sports Facilties Improvement Project,
835	Rev., 5.000%, 12/01/24	973
500	Rev., 5.000%, 12/01/25	577

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
1,000	Rev., 5.000%, 12/01/26	1,152
500	Rev., 5.000%, 12/01/27	574
115	Franklin County Convention Facilities Authority, Unrefunded Balance, Rev., RAN, 5.000%, 12/01/21	118
	State of Ohio, Building Authority, State Facilities, Adult Correctional Building Fund Projects,
2,510	Series B, Rev., 5.000%, 10/01/23	2,761
2,000	Series B, Rev., 5.000%, 10/01/24	2,198
1,495	State of Ohio, Capital Facilities Lease, Adult Correctional Building Fund Projects, Series B, Rev., 5.000%, 10/01/29	1,714

		10,067

	Prerefunded — 0.0% (g)
885	Franklin County Convention Facilities Authority, Rev., RAN, 5.000%, 12/01/17 (p)	913
820	Ohio Higher Educational Facility, Rev., 5.000%, 11/01/17 (p)	844

		1,757

	Transportation — 0.1%
2,000	State of Ohio, Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,209

	Water & Sewer — 0.2%
4,210	County of Hamilton, Sewer System Improvement, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.000%, 12/01/21	4,748
2,030	County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.000%, 12/01/29	2,360
	Northeast Ohio Regional Sewer District, Wastewater Improvement,
45	Rev., 4.000%, 11/15/49	45
1,500	Rev., 5.000%, 11/15/26	1,778

		8,931

	Total Ohio	42,778

	Oklahoma — 0.5%
	Education — 0.2%
1,110	Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project, Rev., 5.000%, 09/01/21	1,254
7,345	Tulsa County Industrial Authority, Educational Facilities Lease, Jenks Public Schools Project, Rev., 5.500%, 09/01/17	7,521

		8,775

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	33

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Housing — 0.0% (g)
65	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	67

	Transportation — 0.3%
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
4,000	Series A, Rev., 5.000%, 01/01/23	4,511
5,000	Series A, Rev., 5.000%, 01/01/25	5,631
2,000	Series A, Rev., 5.000%, 01/01/38	2,259

		12,401

	Total Oklahoma	21,243

	Oregon — 0.4%
	General Obligation — 0.0% (g)
1,125	State of Oregon, Beaverton School District 48J, Counties of Washington & Multnomah, GO, 5.000%, 06/15/21	1,296

	Prerefunded — 0.2%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/18 (p)	2,680
3,885	Oregon State Department of Administrative Services, Series A, COP, 5.000%, 05/01/19 (p)	4,211

		6,891

	Water & Sewer — 0.2%
5,350	City of Portland, Sewer System, First Lien, Series A, Rev., 5.000%, 06/01/26	6,387

	Total Oregon	14,574

	Pennsylvania — 0.5%
	Education — 0.1%
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19 (p)	5,483

	General Obligation — 0.1%
	County of Bucks,
500	GO, 5.000%, 05/01/24	598
150	GO, 5.000%, 05/01/25	181
310	GO, 5.000%, 05/01/26	378
325	GO, 5.000%, 05/01/27	392
3,120	Octorara Area School District, Series B, GO, AGM, 4.000%, 06/01/20	3,310

		4,859

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.3%
	County of Allegheny, West Mifflin Area School District,
4,065	GO, AGM, 5.000%, 10/01/18 (p)	4,328
2,000	GO, AGM, 5.375%, 10/01/18 (p)	2,142
500	GO, AGM, 5.500%, 10/01/18 (p)	536
1,000	County of York, Red Lion Area School District, GO, AGM, 5.000%, 05/01/18 (p)	1,049
3,465	State Public School Building Authority, Delaware County Community College Project, Rev., AGM, 5.000%, 04/01/18 (p)	3,621

		11,676

	Total Pennsylvania	22,018

	Puerto Rico — 0.3%
	Other Revenue — 0.3%
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	12,687

	Rhode Island — 0.1%
	General Obligation — 0.0% (g)
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/25	1,172

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,750	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Pooled Loan, Series A, Rev., 5.000%, 10/01/23	2,042

	Total Rhode Island	3,214

	South Carolina — 1.2%
	Education — 0.1%
	Berkeley County School District, Special Obligation,
1,000	Rev., 5.000%, 12/01/22	1,144
1,505	Rev., 5.000%, 12/01/23	1,734

		2,878

	General Obligation — 0.6%
665	Darlington County School District, GO, SCSDE, 5.000%, 03/01/17	665
1,250	Horry County School District, Series A, GO, SCSDE, 5.000%, 03/01/23	1,481
250	School District No. 1 of Spartanburg County, Series D, GO, SCSDE, 4.000%, 03/01/17	250
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19	10,891
	York County School District No. 1,
3,620	GO, SCSDE, 5.000%, 03/01/20	4,028

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	General Obligation — continued
3,790	GO, SCSDE, 5.000%, 03/01/21	4,330
4,260	GO, SCSDE, 5.000%, 03/01/22	4,956

		26,601

	Housing — 0.0% (g)
315	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA COLL, 5.000%, 01/01/28	332

	Prerefunded — 0.3%
10,415	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/19 (p)	11,294

	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, 6.750%, 01/01/20	9,278

	Total South Carolina	50,383

	Tennessee — 0.5%
	General Obligation — 0.5%
4,000	City of Memphis, General Improvement, Series D, GO, 5.000%, 07/01/23	4,453
7,330	County of Montgomery, GO, 5.000%, 04/01/22	8,543
5,500	Metropolitan Government of Nashville & Davidson, Public Improvement, Series C, GO, 5.000%, 07/01/30	6,426

		19,422

	Utility — 0.0% (g)
640	City of Lawrenceburg, Electric System, Rev., NATL-RE, 6.625%, 07/01/18	663

	Water & Sewer — 0.0% (g)
	The City Of Clarksville, Tennessee Water , Sewer & Gas,
500	Rev., 5.000%, 02/01/24	592
500	Rev., 5.000%, 02/01/25	597
565	Rev., 5.000%, 02/01/26	682

		1,871

	Total Tennessee	21,956

	Texas — 5.7%
	Education — 0.4%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,282
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,394
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center,
550	Rev., 5.000%, 09/01/19	597
750	Rev., 5.000%, 09/01/20	834

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
2,015	Texas A&M University, Permanent University Fund, Series A, Rev., 5.250%, 07/01/28	2,442
2,030	University of Texas System, Board of Regents, Financing System, Green Bonds, Series B, Rev., 5.000%, 08/15/26	2,478

		14,027

	General Obligation — 2.0%
6,000	City of Dallas, GO, 5.000%, 02/15/23	6,827
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	4,889
	City of Houston, Public Improvement,
2,700	Series A, GO, 5.000%, 03/01/28	3,116
2,600	Series A, GO, 5.000%, 03/01/29	2,985
2,765	City of Lubbock, GO, 5.000%, 02/15/26	3,239
	City of Plano,
2,210	GO, 5.000%, 09/01/28 (w)	2,670
2,055	GO, 5.000%, 09/01/29 (w)	2,467
4,290	Counties of Collin & Denton, City of Frisco, Improvement, GO, 5.000%, 02/15/23	4,848
5,140	Counties of Harris & Fort Bend, Houston Community College System, Limited Tax, GO, 5.000%, 02/15/25	5,771
8,120	Counties of Travis, Williamson & Hays, City of Austin, Public Improvement, GO, 5.000%, 09/01/22	9,553
2,250	County of Collin, Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,490
5,000	County of Harris, Road, Series A, GO, 5.000%, 10/01/22	5,640
	State of Texas, Mobility Fund & Refunding Bonds,
3,500	Series A, GO, 5.000%, 10/01/22	4,124
11,250	Series A, GO, 5.000%, 10/01/25	13,487
	State of Texas, Public Finance Authority,
4,000	Series A, GO, 5.000%, 10/01/17	4,104
3,475	Series A, GO, 5.000%, 10/01/18	3,705

		79,915

	Prerefunded — 1.1%
2,080	City of Beaumont, GO, 5.000%, 03/01/20 (p)	2,314
1,520	City of Houston, Combined Utility System, First Lien, Series A, Rev., AGM, 5.000%, 11/15/17 (p)	1,566
2,000	County of Fort Bend, GO, 5.000%, 03/01/18 (p)	2,083

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	35

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Prerefunded — continued
1,700	County of Tarrant, Eagle Mountain—Saginaw Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 5.000%, 08/15/17 (p)	1,734
6,195	Dallas Area Rapid Transit, Senior Lien, Rev., 5.000%, 12/01/18 (p)	6,636
5,000	Series A, Rev., 5.000%, 06/01/19 (p)	5,439
4,000	Lewisville Independent School District, School Building, GO, 5.000%, 02/15/19 (p)	4,306
335	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/18 (p)	355
2,195	Longview Independent School District, School Building, Unrefunded Balance, GO, PSF-GTD, 5.000%, 08/15/18 (p)	2,327
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/18 (p)	2,409
35	North Texas Tollway Authority System, Second Tier, Series F, Rev., 5.750%, 01/01/18 (p)	37
2,000	State of Texas, Public Finance Authority, Series A, GO, 5.000%, 10/01/19 (p)	2,198
14,000	University of Texas, Series A, Rev., 5.250%, 08/15/18 (p)	14,892

		46,296

	Transportation — 1.4%
	Dallas Area Rapid Transit, Senior Lien,
6,825	Series A, Rev., 5.000%, 12/01/17	7,047
8,950	Series A, Rev., 5.000%, 12/01/18	9,584
3,000	Series A, Rev., 5.000%, 12/01/28	3,544
1,500	Series A, Rev., 5.000%, 12/01/29	1,760
2,500	Series A, Rev., 5.000%, 12/01/30	2,927
4,250	Series A, Rev., 5.000%, 12/01/36	4,847
	Dallas-Fort Worth International Airport,
4,000	Series B, Rev., 5.000%, 11/01/35	4,424
7,000	Series E, Rev., AMT, 5.000%, 11/01/30	7,352
5,000	Series F, Rev., 5.000%, 11/01/24	5,857
3,000	North Texas Tollway Authority System, First Tier, Series A, Rev., 5.000%, 01/01/27	3,447
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,145
3,000	Series A, Rev., 5.500%, 09/01/41	3,424
3,000	Series A, Rev., 6.000%, 09/01/41	3,515

		58,873

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — 0.4%
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,283
	City of Houston, Combined Utility System, First Lien,
240	Series A, Rev., AGM, 5.000%, 11/15/19	247
240	Series A, Rev., AGM, 5.000%, 11/15/20	247
6,000	City of San Antonio, Electric & Gas System, Rev., 5.000%, 02/01/26	7,249
	City of Victoria, Utility System,
300	Rev., 5.000%, 12/01/27	345
305	Rev., 5.000%, 12/01/28	349
360	Rev., 5.000%, 12/01/29	409
270	Rev., 5.000%, 12/01/30	306
430	Rev., 5.000%, 12/01/31	486
540	Rev., 5.000%, 12/01/32	608
500	Rev., 5.000%, 12/01/34	558
3,800	Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project, Series A, Rev., 5.000%, 05/15/28	4,180

		16,267

	Water & Sewer — 0.4%
2,695	City of Austin, Water & Wastewater System, Rev., 5.000%, 11/15/21	3,123
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,419
	Coastal Water Authority, City of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,540
5,115	Rev., 5.000%, 12/15/25	5,714
1,765	County of El Paso, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	1,953

		17,749

	Total Texas	233,127

	Utah — 0.6%
	Education — 0.1%
	University of Utah,
500	Series A, Rev., 5.000%, 08/01/24	598
935	Series A, Rev., 5.000%, 08/01/25	1,128
1,300	Series A, Rev., 5.000%, 08/01/26	1,553
2,500	Series A, Rev., 5.000%, 08/01/27	2,973

		6,252

	General Obligation — 0.2%
1,590	Board of Education of Sevier County School District, GO, 5.000%, 06/01/24	1,876

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	General Obligation — continued
	Central Utah Water Conservancy District, Limited Tax,
1,000	Series B, GO, 5.250%, 04/01/22	1,144
3,950	Series C, GO, 5.000%, 04/01/20	4,400

		7,420

	Prerefunded — 0.2%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/19 (p)	10,254

	Water & Sewer — 0.1%
2,000	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/29	2,281

	Total Utah	26,207

	Virginia — 1.6%
	Education — 0.2%
5,045	Virginia College Building Authority, Educational Facilities, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	5,995

	General Obligation — 0.5%
5,000	City of Hampton, Public Improvement, Series B, GO, 5.000%, 09/01/26	6,131
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,128
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	10,906
3,575	County of Chesterfield, Public Improvement, Series A, GO, 5.000%, 01/01/18	3,703

		21,868

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
2,000	Chesterfield County EDA, Pollution Control, Virginia Electric & Power Co. Project, Series A, Rev., 5.000%, 05/01/23	2,160
	Virginia Beach Development Authority, Public Facility,
1,925	Series A, Rev., 5.000%, 03/01/25	2,325
5,110	Series B, Rev., 5.000%, 07/15/24	6,138
2,635	Series B, Rev., 5.000%, 07/15/25	3,197

		13,820

	Prerefunded — 0.1%
3,080	County of Fairfax, Sewer, Rev., 5.000%, 07/15/19 (p)	3,363

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.2%
	Northern Virginia Transportation Authority,
500	Rev., 5.000%, 06/01/23	593
400	Rev., 5.000%, 06/01/24	479
2,035	Rev., 5.000%, 06/01/33	2,311
2,285	Rev., 5.000%, 06/01/34	2,586

		5,969

	Water & Sewer — 0.3%
3,500	Fairfax County Water Authority, Water, Subseries B, Rev., 5.250%, 04/01/25	4,297
7,390	Virginia Resources Authority, Clean Water State Revolving Fund, Rev., 5.500%, 10/01/22	8,914

		13,211

	Total Virginia	64,226

	Washington — 2.2%
	General Obligation — 0.7%
1,050	City of Seattle, Limited Tax, Improvement & Refunding, GO, 5.000%, 09/01/21	1,218
5,000	State of Washington, Motor Vehicle Fuel Tax, Series R-2015H, GO, 5.000%, 07/01/30	5,769
	State of Washington, Various Purpose,
1,250	Series B & AT-7, GO, 6.400%, 06/01/17	1,269
7,010	Series R-2011A, GO, 5.000%, 01/01/22	7,959
7,260	Series R-2011B, GO, 5.000%, 07/01/23	8,130
4,465	Series R-2015A, GO, 4.000%, 07/01/26	4,913

		29,258

	Hospital — 0.1%
	Washington Health Care Facilities Authority, Providence Health & Services,
2,000	Series B, Rev., VAR, 4.000%, 10/01/21	2,197
2,500	Series B, Rev., VAR, 5.000%, 10/01/21	2,856

		5,053

	Prerefunded — 0.6%
975	City of Seattle, Municipal Light & Power, Series B, Rev., 5.000%, 02/01/20 (p)	1,082
1,300	County of King, Sewer, Rev., AGM, 5.000%, 07/01/17 (p)	1,319
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/19 (p)	10,941
5,015	Series C, GO, 5.000%, 02/01/19 (p)	5,398
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/18 (p)	3,667

		22,407

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	37

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Transportation — 0.1%
	Port of Seattle, Intermediate Lien,
4,000	Series B, Rev., 5.000%, 03/01/32	4,537
1,000	Series B, Rev., 5.000%, 03/01/34	1,125

		5,662

	Utility — 0.6%
4,025	City of Seattle, Municipal Light & Power, Unrefunded Balance, Series B, Rev., 5.000%, 02/01/24	4,450
21,835	County of Chelan, Public Utility District No.1, Hydro-Electric System, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	19,269

		23,719

	Water & Sewer — 0.1%
	County of King, Sewer,
1,825	Series A, Rev., 5.000%, 01/01/22	2,118
1,150	Series A, Rev., 5.000%, 01/01/23	1,355

		3,473

	Total Washington	89,572

	West Virginia — 0.2%
	Education — 0.2%
	West Virginia School Building Authority, Capital Improvement,
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,030
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,030
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	999
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	988

		6,047

	General Obligation — 0.0% (g)
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	1,929

	Water & Sewer — 0.0% (g)
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,425

	Total West Virginia	9,401

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wisconsin — 1.1%
	Education — 0.1%
3,750	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement, Series D, Rev., 5.950%, 05/01/19	3,856

	General Obligation — 0.2%
5,000	State of Wisconsin, Series 4, GO, 5.000%, 05/01/27	5,950

	Prerefunded — 0.8%
16,050	State of Wisconsin, Series A, GO, 5.000%, 05/01/21 (p)	18,371
13,190	Series A, GO, 5.250%, 05/01/21 (p)	15,230

		33,601

	Total Wisconsin	43,407

	Total Municipal Bonds (Cost $3,549,486)	3,693,690

Quarterly Demand Note — 0.2%
	Pennsylvania — 0.2%
	Hospital — 0.2%
5,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., VAR, 1.487%, 06/01/17 (Cost $5,000)	4,928

Weekly Demand Notes — 2.7%
	California — 0.9%
	Education — 0.7%
29,800	University of California, Series AL-1, Rev., VRDO, 0.600%, 03/01/17	29,800

	Special Tax — 0.2%
8,950	Irvine Unified School District, Community Facilities District No. 09-1, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.610%, 03/01/17	8,950

	Total California	38,750

	Florida — 1.4%
	Hospital — 1.0%
29,000	Highlands County, Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group, Series I-1, Rev., VRDO, 0.610%, 03/01/17	29,000
11,250	Sarasota County Public Hospital District, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.600%, 03/01/17	11,250

		40,250

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	Other Revenue — 0.4%
16,235	Palm Beach County, Raymond F Kravis Center Project, Rev., VRDO, LOC: Northern Trust Co., 0.600%, 03/01/17	16,235

	Total Florida	56,485

	Illinois — 0.4%
	Hospital — 0.4%
17,000	Illinois Finance Authority, Advocate Health Care, Subseries C3A, Rev., VRDO, 0.620%, 03/01/17	17,000

	Total Weekly Demand Notes (Cost $112,235)	112,235

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 4.7%
	Investment Company — 4.7%
192,151	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.450% (b) (l) (Cost $192,151)	192,151

	Total Investments — 99.0% (Cost $3,896,472)	4,040,604
	Other Assets in Excess of Liabilities — 1.0%	41,638

	NET ASSETS — 100.0%	$4,082,242

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(1,053)	10 Year U.S. Treasury Note	06/21/17	USD	$(131,181)	$(259)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	39

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.2% (t)
	New Jersey — 0.6%
	Other Revenue — 0.6%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	1,095
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,394

	Total New Jersey	2,489

	New York — 97.1%
	Education — 5.0%
2,000	Erie County Industrial Development Agency, School District Project, Series A, Rev., 5.000%, 05/01/23	2,309
2,160	New York State Dormitory Authority, Consolidated City University System, Series A, Rev., NATL-RE-IBC, Bank of New York, 6.000%, 07/01/20	2,416
	New York State Dormitory Authority, New York University,
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,545
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,032
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,199
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,536
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	1,919
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,821
135	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/24	147
330	New York State Dormitory Authority, School Districts, Building Finance Program, Series F, Rev., NATL-RE, 6.500%, 10/01/20	359
1,050	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,183
1,155	Syracuse City Industrial Development Agency, School District Project, Series A, Rev., AGM, 5.000%, 05/01/21	1,206

		20,672

	General Obligation — 13.5%
	Burnt Hills-Ballston Lake Central School District,
50	GO, NATL-RE, FGIC, 5.500%, 07/15/17	50
60	GO, NATL-RE, FGIC, 5.500%, 07/15/18	60
1,000	City of Buffalo, New York, Series B, GO, 5.000%, 11/15/22	1,166
	City of New York, Fiscal Year 2008,
3,970	Series A-1, GO, 5.000%, 08/01/18	4,041
3,000	Series L, Subseries L-1, GO, 5.000%, 04/01/22	3,136

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	City of New York, Fiscal Year 2009,
3,000	Series B, Subseries B-1, GO, 5.250%, 09/01/24	3,191
2,000	Series B, Subseries B-1, GO, 5.250%, 09/01/25	2,126
2,000	Subseries H-1, GO, 5.125%, 03/01/24	2,167
1,000	Subseries J-1, GO, 5.000%, 05/15/24	1,089
7,600	City of New York, Fiscal Year 2012, Series A-1, GO, 5.000%, 08/01/28	8,667
2,000	City of New York, Fiscal Year 2014, Subseries D-1, GO, 5.000%, 08/01/28	2,311
685	Counties of Monroe, Orleans & Genesee, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/17	695
3,050	County of Onondaga, Series A, GO, 5.000%, 03/01/24	3,293
2,000	County of Suffolk, Town of Brookhaven, GO, 5.000%, 05/01/27	2,382
2,380	Dutchess County, Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,585
	Monroe County, Greece Central School District,
880	Series B, GO, 4.500%, 12/15/21	1,004
765	Series B, GO, 5.000%, 12/15/22	903
500	Series B, GO, 5.000%, 12/15/23	582
1,000	Monroe County, Public Improvement Refunding, Series A, GO, NATL-RE-IBC, 6.000%, 03/01/18	1,050
920	Nassau County, Series C, GO, AGM, 5.000%, 07/01/22	971
	Nassau County, General Improvement,
1,000	Series A, GO, 5.000%, 01/01/25	1,179
4,220	Series C, GO, AGC, 5.000%, 10/01/24	4,641
1,350	Nassau County, Mineola Village, GO, 5.000%, 08/15/23	1,495
80	Nassau County, Unrefunded Balance, Series C, GO, AGM, 5.000%, 07/01/22	84
60	Nassau County, Unrefunded Balance, General Improvement, Series C, GO, AGC, 5.000%, 10/01/24	66
	Orange County, Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,063
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,086
5,000	State of New York, Series A, GO, 5.000%, 02/15/27	5,376

		56,459

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 3.9%
	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center,
1,000	Rev., NATL-RE, 5.500%, 07/01/23	1,188
370	Rev., NATL-RE, 5.750%, 07/01/19	408
4,875	Series A2, Rev., 5.000%, 07/01/26	5,130
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series A-1, Rev., 5.375%, 02/15/21	1,082
3,000	New York State Dormitory Authority, Montefiore Medical Center, Rev., FHA, 5.000%, 08/01/20	3,097
2,000	New York State Dormitory Authority, Mt. Sinai Hospital Obligated Group, Series A, Rev., 5.000%, 07/01/26	2,175
3,000	New York State Dormitory Authority, Municipal Health Facilities Improvement Program, Series 2, Subseries 2-2, Rev., 5.000%, 01/15/21	3,106

		16,186

	Housing — 0.3%
1,335	New York Mortgage Agency, Homeowner Mortgage, Series 197, Rev., 3.500%, 10/01/44	1,407

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
4,290	New York City Industrial Development Agency, New York Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	4,633

	Other Revenue — 24.9%
65	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., 5.000%, 11/15/20	71
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007, Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,011
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,604
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,005
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,607
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,220
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.000%, 07/15/28	3,533
5,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2007, Series C, Subseries C-1, Rev., 5.000%, 11/01/19	5,148

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
3,250	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series D, Rev., 5.000%, 11/01/25	3,619
1,400	New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate, Series I, Subseries I-2, Rev., 5.000%, 11/01/26	1,558
2,500	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Multi-Modal, Series B, Rev., 5.000%, 02/01/27	2,835
	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate,
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/26	1,153
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/27	1,153
	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured,
225	Rev., 5.250%, 11/01/19	246
335	Series B, Rev., 5.000%, 11/01/18	338
1,465	Series B, Rev., 5.000%, 11/01/20	1,476
1,545	Subseries A-1, Rev., 5.000%, 05/01/26	1,673
	New York Convention Center Development Corporation, Capital Appreciation Subordinated Lien, Hotel Unit fee Secured,
2,090	Series B, Rev., Zero Coupon, 11/15/31	1,230
2,000	Series B, Rev., Zero Coupon, 11/15/33	1,048
2,000	New York Convention Center Development Corporation, Hotel Unit fee Secured, Rev., 5.000%, 11/15/30	2,322
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,012
2,500	Series A, Rev., 5.000%, 04/01/20	2,618
205	New York State Dormitory Authority, Series A, Rev., NATL-IBC, 5.000%, 07/01/20	206
5,000	New York State Dormitory Authority, Court Facilities, Series A, Rev., AMBAC, 5.500%, 05/15/26	6,147
	New York State Dormitory Authority, State Sales Tax,
2,500	Series A, Rev., 5.000%, 03/15/29	2,910
2,000	Series A, Rev., 5.000%, 03/15/31	2,361
3,100	Series A, Rev., 5.000%, 03/15/31	3,568
2,000	Series A, Rev., 5.000%, 03/15/32	2,289
2,500	Series B, Rev., 5.000%, 03/15/32	2,917
2,500	Series B, Rev., 5.000%, 03/15/33	2,903

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	41

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
2,550	New York State Environmental Facilities Corp., Master Financing Program, Series C, Rev., 5.000%, 10/15/27	2,820
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., 5.250%, 01/01/23	2,113
3,000	Series B, Rev., 5.250%, 01/01/25	3,169
7,000	Series C, Rev., 5.000%, 01/01/25	7,370
1,500	Series D, Rev., 5.375%, 01/01/21	1,616
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
5,000	Series A, Rev., 5.000%, 10/15/29	5,883
2,500	Series A, Rev., 5.000%, 10/15/30	2,934
	United Nations Development Corp., Senior Lien,
2,000	Series A, Rev., 5.000%, 07/01/22	2,163
1,000	Series A, Rev., 5.000%, 07/01/23	1,080
	Westchester Tobacco Asset Securitization Corp.,
1,775	Series B, Rev., 5.000%, 06/01/33	1,941
2,000	Series B, Rev., 5.000%, 06/01/34	2,175

		104,045

	Prerefunded — 9.7%
30	City of New York, Fiscal Year 2008, Series A-1, GO, 5.000%, 08/01/17 (p)	31
2,000	Long Island Power Authority, Electric System, Series B, Rev., 5.625%, 04/01/19 (p)	2,190
	Metropolitan Transportation Authority, Dedicated Tax Fund,
1,000	Series A, Rev., 5.100%, 11/15/18 (p)	1,072
1,000	Series A, Rev., 5.125%, 11/15/18 (p)	1,072
3,000	Series B, Rev., 5.250%, 11/15/19 (p)	3,333
1,615	Metropolitan Transportation Authority, Transportation, Series C, Rev., 6.250%, 11/15/18 (p)	1,762
935	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., 5.000%, 05/15/19 (p)	1,016
335	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2007, Series B, Rev., 5.000%, 05/01/17 (p)	338
865	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/19 (p)	951
15	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.250%, 02/15/19 (p)	16
3,100	New York State Dormitory Authority, State Personal Income Tax, Education, Series C, Rev., 5.000%, 03/15/18 (p)	3,236

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — continued
990	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.000%, 12/15/18 (p)	1,063
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
1,500	Series A, Rev., 5.000%, 04/01/18 (p)	1,568
5,000	Series B, Rev., 5.000%, 10/01/17 (p)	5,128
5,695	Series B, Rev., 5.000%, 10/01/18 (p)	6,063
3,495	New York State Urban Development Corp., State Personal Income Tax, Series A-1, Rev., 5.000%, 12/15/17 (p)	3,614
	Triborough Bridge & Tunnel Authority,
565	Series A-2, Rev., 5.000%, 11/15/18 (p)	604
3,985	Series C, Rev., 5.000%, 11/15/18 (p)	4,265
3,085	Subseries D, Rev., 5.000%, 11/15/18 (p)	3,302

		40,624

	Special Tax — 10.0%
	New York State Dormitory Authority, State Personal Income Tax,
3,985	Series A, Rev., 5.250%, 02/15/23	4,305
2,000	Series B, Rev., 5.000%, 03/15/20	2,165
1,715	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series E, Rev., 5.000%, 02/15/29	1,951
10	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.000%, 12/15/22	11
	New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing,
1,295	Series A, Rev., 5.000%, 03/15/25	1,394
2,890	Series A, Rev., 5.000%, 03/15/26	3,111
2,705	Series A, Rev., 5.000%, 03/15/27	2,910
	New York State Thruway Authority, State Personal Income Tax, Transportation,
2,000	Series A, Rev., 5.000%, 03/15/28	2,247
3,700	Series A, Rev., 5.250%, 03/15/19	4,018
	New York State Urban Development Corp., State Personal Income Tax,
2,500	Series A, Rev., 5.000%, 03/15/27	2,941
3,000	Series A, Rev., 5.000%, 03/15/31	3,455
2,500	Series A, Rev., 5.000%, 03/15/32	2,897
	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment,
2,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	2,423

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax — continued
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	6,178
1,505	New York State Urban Development Corp., Unrefunded Balance, State Personal Income Tax, Series A-1, Rev., 5.000%, 12/15/24	1,553

		41,559

	Transportation — 16.9%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
4,000	Series A, Rev., Zero Coupon, 11/15/30	2,526
1,020	Series A, Rev., 5.250%, 11/15/34	1,212
	Metropolitan Transportation Authority, Transportation,
2,000	Series A-1, Rev., 4.000%, 11/15/33	2,083
2,000	Series A-1, Rev., 5.000%, 11/15/32	2,294
2,000	Series B, Rev., 5.000%, 11/15/31	2,303
385	Series C, Rev., 6.250%, 11/15/23	419
1,500	Subseries C-1, Rev., 5.250%, 11/15/30	1,778
2,000	Subseries D-1, Rev., 5.000%, 11/15/31	2,320
	New York State Thruway Authority,
2,000	Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,072
1,000	Series K, Rev., 5.000%, 01/01/28	1,154
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
6,000	Series A, Rev., 5.000%, 04/01/26	6,639
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,257
2,000	New York State Thruway Authority, Junior Indebtedness, Series 2016A, Rev., 5.000%, 01/01/34	2,249
2,000	New York State Thruway Authority, Local Highway & Bridge Service Contract, Rev., 5.000%, 04/01/19	2,165
2,000	Port Authority of New York & New Jersey, Consolidated 147, Series 147, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	2,011
4,000	Port Authority of New York & New Jersey, Consolidated 151, Series 151, Rev., 5.250%, 09/15/23	4,173
5,000	Port Authority of New York & New Jersey, Consolidated 152, Series 152, Rev., 5.000%, 11/01/22	5,228
2,020	Port Authority of New York & New Jersey, Consolidated 184, Series 184, Rev., 5.000%, 09/01/30	2,362
	Port Authority of New York & New Jersey, Consolidated 185,
1,000	Series 185, Rev., AMT, 5.000%, 09/01/28	1,140
2,000	Series 185, Rev., AMT, 5.000%, 09/01/30	2,261

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
2,000	Port Authority of New York & New Jersey, Consolidated 186, Series 186, Rev., AMT, 5.000%, 10/15/27	2,295
	Triborough Bridge & Tunnel Authority,
935	Series A-2, Rev., 5.000%, 11/15/23	998
1,010	Series C, Rev., 5.000%, 11/15/21	1,078
1,455	Series C, Rev., 5.000%, 11/15/23	1,552
1,915	Subseries D, Rev., 5.000%, 11/15/23	2,049
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
1,000	Series A, Rev., 5.000%, 11/15/31	1,177
2,000	Series A, Rev., 5.000%, 11/15/33	2,327
2,500	Series B, Rev., 5.000%, 11/15/29	3,000
2,000	Series B, Rev., 5.000%, 11/15/30	2,389
1,100	Series B, Rev., 5.000%, 11/15/31	1,306
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Capital Appreciation,
2,000	Series 2013A, Subseries A, Rev., Zero Coupon, 11/15/30	1,238
3,000	Subseries A, Rev., Zero Coupon, 11/15/32	1,694

		70,749

	Utility — 4.7%
5,000	Long Island Power Authority, Electric System, Series A, Rev., AGM, Zero Coupon, 06/01/21	4,613
2,500	New York State Power Authority, Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,576
	Utility Debt Securitization Authority,
2,500	Rev., 5.000%, 12/15/32	2,933
3,000	Series A, Rev., 5.000%, 12/15/33	3,534
4,000	Series A, Rev., 5.000%, 12/15/34	4,702
1,000	Series TE, Rev., 5.000%, 12/15/30	1,168

		19,526

	Water & Sewer — 7.1%
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/25	1,119
6,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series HH, Rev., 5.000%, 06/15/26	7,524
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series EE, Rev., 5.000%, 06/15/28	4,580

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	43

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
2,000	Series DD, Rev., 5.000%, 06/15/29	2,340
2,000	Series EE, Rev., 5.000%, 06/15/28	2,354
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects—Second Resolution,
1,500	Series A, Rev., 5.000%, 06/15/27	1,795
2,000	Series A, Rev., 5.000%, 06/15/32	2,367
2,000	Series A, Rev., 5.000%, 06/15/33	2,330
4,175	Series B, Rev., 5.500%, 10/15/25 (p)	5,218

		29,627

	Total New York	405,487

	Puerto Rico — 0.5%
	Transportation — 0.5%
1,920	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	2,037

	Total Municipal Bonds (Cost $392,211)	410,013

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.5%
	Investment Company — 0.5%
2,024	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.450% (b) (l) (Cost $2,024)	2,024

	Total Investments — 98.7% (Cost $394,235)	412,037
	Other Assets in Excess of Liabilities — 1.3%	5,327

	NET ASSETS — 100.0%	$417,364

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

J.P.Morgan Tax Free Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CHESLA	— Connecticut Higher Education Supplemental Loan Authority
CIFG	— Insured by CDC IXIS Financial Guaranty
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GAN	— Grant Anticipation Notes
GNMA	— Government National Mortgage Association
GO	— General Obligation
GRAN	— Grant Revenue Anticipation Notes
GTD	— Guaranteed
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
LOC	— Letter of Credit

MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Note
RE	— Reinsured
Rev.	— Revenue
SCSDE	— South Carolina School District Enhancement
TCRS	— Transferable Custodial Receipts
USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2017.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 28, 2017.

(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	— Amount rounds to less than 0.05%.
(l)	— The rate shown is the current yield as of February 28, 2017.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	45

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2017

(Amounts in thousands, except per share amounts)

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$307,895	$3,848,453	$410,013
Investments in affiliates, at value	8,193	192,151	2,024

Total investment securities, at value	316,088	4,040,604	412,037
Deposits at broker for futures contracts	—	1,640	—
Receivables:
Investment securities sold	—	421	—
Fund shares sold	321	6,377	563
Interest from non-affiliates	3,293	43,542	5,231
Dividends from affiliates	3	78	1
Variation margin on futures contracts	—	540	—

Total Assets	319,705	4,093,202	417,832

LIABILITIES:
Payables:
Due to custodian	—	527	—
Investment securities purchased	3,524	—	—
Investment securities purchased — delayed delivery	—	5,080	—
Fund shares redeemed	257	3,776	182
Accrued liabilities:
Investment advisory fees	46	699	76
Administration fees	7	111	13
Distribution fees	55	72	90
Shareholder servicing fees	12	324	32
Custodian and accounting fees	14	53	15
Trustees’ and Chief Compliance Officer’s fees	—	5	—
Audit fees	32	33	34
Other	19	280	26

Total Liabilities	3,966	10,960	468

Net Assets	$315,739	$4,082,242	$417,364

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$307,333	$3,949,629	$401,298
Accumulated undistributed (distributions in excess of) net investment income	11	109	(3)
Accumulated net realized gains (losses)	(2,055)	(11,369)	(1,733)
Net unrealized appreciation (depreciation)	10,450	143,873	17,802

Total Net Assets	$315,739	$4,082,242	$417,364

Net Assets:
Class A	$78,688	$176,590	$148,293
Class C	69,042	63,357	107,094
Class I (formerly Institutional Class)	141,018	3,559,628	118,856
Select Class	26,991	282,667	43,121

Total	$315,739	$4,082,242	$417,364

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	7,300	16,139	21,678
Class C	6,457	5,932	15,663
Class I (formerly Institutional Class)	13,363	330,998	17,294
Select Class	2,504	26,226	6,274

Net Asset Value (a):
Class A — Redemption price per share	$10.78	$10.94	$6.84
Class C — Offering price per share (b)	10.69	10.68	6.84
Class I (formerly Institutional Class) — Offering and redemption price per share	10.55	10.75	6.87
Select Class — Offering and redemption price per share	10.78	10.78	6.87
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.20	$11.37	$7.11

Cost of investments in non-affiliates	$297,445	$3,704,321	$392,211
Cost of investments in affiliates	8,193	192,151	2,024

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	47

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2017

(Amounts in thousands)

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$10,197	$131,077	$16,326
Interest income from affiliates	1	3	1
Dividend income from affiliates	53	544	19

Total investment income	10,251	131,624	16,346

EXPENSES:
Investment advisory fees	1,020	13,551	1,386
Administration fees	279	3,702	379
Distribution fees:
Class A	214	555	419
Class C	515	521	854
Shareholder servicing fees:
Class A	214	555	419
Class C	172	174	285
Class I (formerly Institutional Class)	146	3,904	136
Select Class	100	803	111
Custodian and accounting fees	114	340	111
Professional fees	58	97	62
Interest expense to non-affiliates	—	— (a)	—
Trustees’ and Chief Compliance Officer’s fees	24	37	24
Printing and mailing costs	14	165	20
Registration and filing fees	20	233	23
Transfer agency fees (See Note 2.E.)	10	54	21
Sub-transfer agency fees (See Note 2.E.)	41	432	69
Other	10	67	11

Total expenses	2,951	25,190	4,330

Less fees waived	(677)	(2,906)	(554)
Less expense reimbursements	(95)	—	—

Net expenses	2,179	22,284	3,776

Net investment income (loss)	8,072	109,340	12,570

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(2,052)	(2,330)	(1,671)
Futures	—	1,046	—

Net realized gain (loss)	(2,052)	(1,284)	(1,671)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(10,996)	(127,454)	(15,303)
Futures	—	(259)	—

Change in net unrealized appreciation/depreciation	(10,996)	(127,713)	(15,303)

Net realized/unrealized gains (losses)	(13,048)	(128,997)	(16,974)

Change in net assets resulting from operations	$(4,976)	$(19,657)	$(4,404)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,072	$7,677	$109,340	$109,598
Net realized gain (loss)	(2,052)	172	(1,284)	4,013
Distributions of capital gains received from investment company affiliates	—	1	—	28
Change in net unrealized appreciation/depreciation	(10,996)	548	(127,713)	15,675

Change in net assets resulting from operations	(4,976)	8,398	(19,657)	129,314

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,059)	(2,253)	(4,717)	(5,807)
From net realized gains	— (a)	(85)	(571)	(395)
Class B (b)
From net investment income	—	—	—	(4)
Class C
From net investment income	(1,332)	(1,250)	(1,111)	(1,273)
From net realized gains	— (a)	(59)	(205)	(119)
Class I (formerly Institutional Class)
From net investment income	(3,750)	(3,463)	(96,459)	(96,174)
From net realized gains	(1)	(137)	(10,947)	(6,612)
Select Class
From net investment income	(976)	(915)	(7,746)	(8,830)
From net realized gains	— (a)	(36)	(911)	(562)

Total distributions to shareholders	(8,118)	(8,198)	(122,667)	(119,776)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	25,111	22,173	(497,907)	798,658

NET ASSETS:
Change in net assets	12,017	22,373	(640,231)	808,196
Beginning of period	303,722	281,349	4,722,473	3,914,277

End of period	$315,739	$303,722	$4,082,242	$4,722,473

Accumulated undistributed (distributions in excess of) net investment income	$11	$56	$109	$806

(a)	Amount rounds to less than 500.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,570	$13,065
Net realized gain (loss)	(1,671)	1,606
Distributions of capital gains received from investment company affiliates	—	— (a)
Change in net unrealized appreciation/depreciation	(15,303)	(3,702)

Change in net assets resulting from operations	(4,404)	10,969

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(4,725)	(5,107)
From net realized gains	(277)	(1,602)
Class B (b)
From net investment income	—	(4)
Class C
From net investment income	(2,507)	(2,314)
From net realized gains	(197)	(976)
Class I (formerly Institutional Class)
From net investment income	(4,107)	(4,447)
From net realized gains	(235)	(1,351)
Select Class
From net investment income	(1,314)	(1,521)
From net realized gains	(72)	(460)

Total distributions to shareholders	(13,434)	(17,782)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(16,444)	(20,973)

NET ASSETS:
Change in net assets	(34,282)	(27,786)
Beginning of period	451,646	479,432

End of period	$417,364	$451,646

Accumulated undistributed (distributions in excess of) net investment income	$(3)	$81

(a)	Amount rounds to less than 500.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$27,050	$15,571	$59,971	$63,648
Distributions reinvested	2,037	2,298	5,019	5,434
Cost of shares redeemed	(27,322)	(18,262)	(120,042)	(74,567)
Conversion from Class B Shares	—	—	—	736

Change in net assets resulting from Class A capital transactions	$1,765	$(393)	$(55,052)	$(4,749)

Class B (a)
Proceeds from shares issued	$—	$—	$—	$— (b)
Distributions reinvested	—	—	—	4
Cost of shares redeemed	—	—	—	(199)
Conversion to Class A Shares	—	—	—	(736)

Change in net assets resulting from Class B capital transactions	$—	$—	$—	$(931)

Class C
Proceeds from shares issued	$31,661	$11,790	$15,498	$9,312
Distributions reinvested	1,185	1,122	1,173	1,234
Cost of shares redeemed	(18,403)	(9,342)	(19,604)	(16,739)

Change in net assets resulting from Class C capital transactions	$14,443	$3,570	$(2,933)	$(6,193)

Class I (formerly Institutional Class)
Proceeds from shares issued	$65,318	$55,976	$1,323,528	$1,705,088
Distributions reinvested	1,823	2,079	23,543	28,748
Cost of shares redeemed	(53,294)	(43,673)	(1,749,115)	(909,751)

Change in net assets resulting from Class I capital transactions	$13,847	$14,382	$(402,044)	$824,085

Select Class
Proceeds from shares issued	$25,500	$11,598	$63,271	$74,239
Distributions reinvested	475	440	4,329	5,034
Cost of shares redeemed	(30,919)	(7,424)	(105,478)	(92,827)

Change in net assets resulting from Select Class capital transactions	$(4,944)	$4,614	$(37,878)	$(13,554)

Total change in net assets resulting from capital transactions	$25,111	$22,173	$(497,907)	$798,658

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	51

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class A
Issued	2,445	1,407	5,333	5,678
Reinvested	185	208	449	486
Redeemed	(2,507)	(1,656)	(10,687)	(6,662)
Conversion from Class B Shares	—	—	—	66

Change in Class A Shares	123	(41)	(4,905)	(432)

Class B (a)
Issued	—	—	—	— (b)
Reinvested	—	—	—	— (b)
Redeemed	—	—	—	(18)
Conversion to Class A Shares	—	—	—	(67)

Change in Class B Shares	—	—	—	(85)

Class C
Issued	2,867	1,071	1,401	849
Reinvested	109	103	108	113
Redeemed	(1,705)	(854)	(1,801)	(1,530)

Change in Class C Shares	1,271	320	(292)	(568)

Class I (formerly Institutional Class)
Issued	6,049	5,150	120,266	154,369
Reinvested	169	192	2,139	2,610
Redeemed	(5,015)	(4,027)	(158,871)	(82,452)

Change in Class I Shares	1,203	1,315	(36,466)	74,527

Select Class
Issued	2,293	1,051	5,721	6,710
Reinvested	43	40	394	456
Redeemed	(2,838)	(671)	(9,616)	(8,415)

Change in Select Class Shares	(502)	420	(3,501)	(1,249)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

	New York Tax Free Bond Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$44,488	$29,625
Distributions reinvested	4,860	6,459
Cost of shares redeemed	(64,634)	(41,747)
Conversion from Class B Shares	—	600

Change in net assets resulting from Class A capital transactions	$(15,286)	$(5,063)

Class B (a)
Distributions reinvested	—	4
Cost of shares redeemed	—	(150)
Conversion to Class A Shares	—	(600)

Change in net assets resulting from Class B capital transactions	$—	$(746)

Class C
Proceeds from shares issued	$37,760	$20,871
Distributions reinvested	2,607	3,136
Cost of shares redeemed	(30,791)	(23,097)

Change in net assets resulting from Class C capital transactions	$9,576	$910

Class I (formerly Institutional Class)
Proceeds from shares issued	$47,061	$31,710
Distributions reinvested	2,870	3,628
Cost of shares redeemed	(59,336)	(45,476)

Change in net assets resulting from Class I capital transactions	$(9,405)	$(10,138)

Select Class
Proceeds from shares issued	$9,517	$6,974
Distributions reinvested	630	929
Cost of shares redeemed	(11,476)	(13,839)

Change in net assets resulting from Select Class capital transactions	$(1,329)	$(5,936)

Total change in net assets resulting from capital transactions	$(16,444)	$(20,973)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	53

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class A
Issued	6,298	4,168
Reinvested	695	911
Redeemed	(9,247)	(5,876)
Conversion from Class B Shares	—	85

Change in Class A Shares	(2,254)	(712)

Class B (a)
Reinvested	—	1
Redeemed	—	(22)
Conversion to Class A Shares	—	(84)

Change in Class B Shares	—	(105)

Class C
Issued	5,332	2,936
Reinvested	373	442
Redeemed	(4,438)	(3,251)

Change in Class C Shares	1,267	127

Class I (formerly Institutional Class)
Issued	6,670	4,438
Reinvested	408	509
Redeemed	(8,538)	(6,365)

Change in Class I Shares	(1,460)	(1,418)

Select Class
Issued	1,357	977
Reinvested	90	130
Redeemed	(1,637)	(1,938)

Change in Select Class Shares	(190)	(831)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	55

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
California Tax Free Bond Fund
Class A
Year Ended February 28, 2017	$11.15	$0.27	$(0.37)	$(0.10)	$(0.27)	$— (e)	$(0.27)
Year Ended February 29, 2016	11.14	0.31	0.02	0.33	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2015	11.01	0.32	0.14	0.46	(0.31)	(0.02)	(0.33)
Year Ended February 28, 2014	11.37	0.33	(0.26)	0.07	(0.33)	(0.10)	(0.43)
Year Ended February 28, 2013	11.27	0.29	0.10	0.39	(0.28)	(0.01)	(0.29)

Class C
Year Ended February 28, 2017	11.06	0.21	(0.37)	(0.16)	(0.21)	— (e)	(0.21)
Year Ended February 29, 2016	11.05	0.25	0.03	0.28	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2015	10.93	0.26	0.14	0.40	(0.26)	(0.02)	(0.28)
Year Ended February 28, 2014	11.29	0.27	(0.25)	0.02	(0.28)	(0.10)	(0.38)
Year Ended February 28, 2013	11.19	0.23	0.11	0.34	(0.23)	(0.01)	(0.24)

Class I (formerly Institutional Class)
Year Ended February 28, 2017	10.92	0.27	(0.36)	(0.09)	(0.28)	— (e)	(0.28)
Year Ended February 29, 2016	10.92	0.31	0.03	0.34	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2015	10.80	0.33	0.14	0.47	(0.33)	(0.02)	(0.35)
Year Ended February 28, 2014	11.17	0.33	(0.26)	0.07	(0.34)	(0.10)	(0.44)
Year Ended February 28, 2013	11.07	0.30	0.10	0.40	(0.29)	(0.01)	(0.30)

Select Class
Year Ended February 28, 2017	11.15	0.27	(0.37)	(0.10)	(0.27)	— (e)	(0.27)
Year Ended February 29, 2016	11.13	0.31	0.04	0.35	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2015	11.01	0.33	0.13	0.46	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2014	11.37	0.33	(0.25)	0.08	(0.34)	(0.10)	(0.44)
Year Ended February 28, 2013	11.27	0.29	0.11	0.40	(0.29)	(0.01)	(0.30)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(e)	Amount rounds to less than 0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$10.78	(0.95)%	$78,688	0.59%	2.42%	0.97%	14%
11.15	3.08	80,036	0.60	2.79	0.94	8
11.14	4.22	80,396	0.60	2.88	0.96	4
11.01	0.74	81,386	0.59	2.98	0.96	7
11.37	3.55	108,158	0.58	2.57	0.95	21

10.69	(1.46)	69,042	1.09	1.92	1.47	14
11.06	2.58	57,360	1.10	2.28	1.46	8
11.05	3.67	53,763	1.10	2.38	1.46	4
10.93	0.24	51,468	1.09	2.47	1.46	7
11.29	3.05	81,461	1.08	2.07	1.45	21

10.55	(0.86)	141,018	0.49	2.52	0.56	14
10.92	3.16	132,816	0.50	2.88	0.54	8
10.92	4.33	118,395	0.50	2.98	0.55	4
10.80	0.78	90,732	0.49	3.08	0.56	7
11.17	3.72	83,122	0.48	2.68	0.56	21

10.78	(0.90)	26,991	0.52	2.47	0.73	14
11.15	3.23	33,510	0.55	2.83	0.72	8
11.13	4.22	28,795	0.55	2.93	0.71	4
11.01	0.79	27,032	0.54	3.02	0.71	7
11.37	3.58	68,124	0.53	2.58	0.70	21

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	57

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Intermediate Tax Free Bond Fund
Class A
Year Ended February 28, 2017	$11.30	$0.24	$(0.33)	$(0.09)	$(0.24)	$(0.03)	$(0.27)
Year Ended February 29, 2016	11.28	0.28	0.04	0.32	(0.28)	(0.02)	(0.30)
Year Ended February 28, 2015	11.21	0.29	0.09	0.38	(0.29)	(0.02)	(0.31)
Year Ended February 28, 2014	11.50	0.29	(0.27)	0.02	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2013	11.53	0.29	(0.01)	0.28	(0.28)	(0.03)	(0.31)

Class C
Year Ended February 28, 2017	11.04	0.17	(0.32)	(0.15)	(0.18)	(0.03)	(0.21)
Year Ended February 29, 2016	11.02	0.20	0.04	0.24	(0.20)	(0.02)	(0.22)
Year Ended February 28, 2015	10.96	0.21	0.09	0.30	(0.22)	(0.02)	(0.24)
Year Ended February 28, 2014	11.25	0.21	(0.27)	(0.06)	(0.22)	(0.01)	(0.23)
Year Ended February 28, 2013	11.29	0.21	(0.01)	0.20	(0.21)	(0.03)	(0.24)

Class I (formerly Institutional Class)
Year Ended February 28, 2017	11.12	0.27	(0.34)	(0.07)	(0.27)	(0.03)	(0.30)
Year Ended February 29, 2016	11.10	0.30	0.05	0.35	(0.31)	(0.02)	(0.33)
Year Ended February 28, 2015	11.03	0.32	0.09	0.41	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2014	11.32	0.32	(0.28)	0.04	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2013	11.36	0.32	(0.02)	0.30	(0.31)	(0.03)	(0.34)

Select Class
Year Ended February 28, 2017	11.14	0.26	(0.32)	(0.06)	(0.27)	(0.03)	(0.30)
Year Ended February 29, 2016	11.12	0.29	0.05	0.34	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2015	11.05	0.31	0.09	0.40	(0.31)	(0.02)	(0.33)
Year Ended February 28, 2014	11.33	0.30	(0.27)	0.03	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2013	11.37	0.31	(0.02)	0.29	(0.30)	(0.03)	(0.33)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$10.94	(0.78)%	$176,590	0.74%	2.16%	0.92%	21%
11.30	2.88	237,863	0.75	2.48	0.93	15
11.28	3.39	242,267	0.75	2.61	0.93	21
11.21	0.21	176,538	0.74	2.59	0.91	13
11.50	2.42	272,644	0.74	2.54	0.91	14

10.68	(1.39)	63,357	1.36	1.55	1.43	21
11.04	2.21	68,725	1.43	1.80	1.43	15
11.02	2.69	74,873	1.42	1.94	1.42	21
10.96	(0.46)	67,154	1.40	1.92	1.41	13
11.25	1.73	128,409	1.40	1.87	1.41	14

10.75	(0.59)	3,559,628	0.46	2.45	0.51	21
11.12	3.20	4,084,711	0.50	2.72	0.51	15
11.10	3.71	3,251,675	0.50	2.86	0.52	21
11.03	0.45	3,035,148	0.49	2.91	0.52	13
11.32	2.62	1,175,767	0.49	2.78	0.51	14

10.78	(0.55)	282,667	0.52	2.39	0.66	21
11.14	3.08	331,174	0.59	2.64	0.66	15
11.12	3.61	344,518	0.59	2.77	0.67	21
11.05	0.35	323,419	0.58	2.71	0.66	13
11.33	2.53	3,895,704	0.58	2.69	0.66	14

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	59

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
New York Tax Free Bond Fund
Class A
Year Ended February 28, 2017	$7.10	$0.20	$(0.25)	$(0.05)	$(0.20)	$(0.01)	$(0.21)
Year Ended February 29, 2016	7.20	0.21	(0.02)	0.19	(0.22)	(0.07)	(0.29)
Year Ended February 28, 2015	7.27	0.22	(0.01)	0.21	(0.23)	(0.05)	(0.28)
Year Ended February 28, 2014	7.55	0.23	(0.20)	0.03	(0.23)	(0.08)	(0.31)
Year Ended February 28, 2013	7.56	0.21	(0.01)	0.20	(0.21)	—	(0.21)

Class C
Year Ended February 28, 2017	7.09	0.15	(0.24)	(0.09)	(0.15)	(0.01)	(0.16)
Year Ended February 29, 2016	7.20	0.16	(0.03)	0.13	(0.17)	(0.07)	(0.24)
Year Ended February 28, 2015	7.27	0.17	(0.01)	0.16	(0.18)	(0.05)	(0.23)
Year Ended February 28, 2014	7.55	0.17	(0.19)	(0.02)	(0.18)	(0.08)	(0.26)
Year Ended February 28, 2013	7.56	0.16	(0.01)	0.15	(0.16)	—	(0.16)

Class I (formerly Institutional Class)
Year Ended February 28, 2017	7.13	0.21	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)
Year Ended February 29, 2016	7.23	0.23	(0.02)	0.21	(0.24)	(0.07)	(0.31)
Year Ended February 28, 2015	7.30	0.24	(0.01)	0.23	(0.25)	(0.05)	(0.30)
Year Ended February 28, 2014	7.58	0.25	(0.20)	0.05	(0.25)	(0.08)	(0.33)
Year Ended February 28, 2013	7.59	0.23	(0.01)	0.22	(0.23)	—	(0.23)

Select Class
Year Ended February 28, 2017	7.13	0.21	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)
Year Ended February 29, 2016	7.23	0.22	(0.02)	0.20	(0.23)	(0.07)	(0.30)
Year Ended February 28, 2015	7.30	0.23	(0.02)	0.21	(0.23)	(0.05)	(0.28)
Year Ended February 28, 2014	7.58	0.23	(0.19)	0.04	(0.24)	(0.08)	(0.32)
Year Ended February 28, 2013	7.59	0.22	(0.02)	0.20	(0.21)	—	(0.21)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$6.84	(0.72)%	$148,293	0.75%	2.78%	0.95%	16%
7.10	2.67	169,816	0.75	2.95	0.94	11
7.20	2.93	177,407	0.75	3.09	0.94	12
7.27	0.42	185,794	0.75	3.07	0.94	2
7.55	2.61	261,565	0.74	2.79	0.93	7

6.84	(1.21)	107,094	1.38	2.15	1.46	16
7.09	1.81	102,109	1.45	2.26	1.45	11
7.20	2.20	102,672	1.44	2.40	1.44	12
7.27	(0.27)	110,690	1.44	2.38	1.44	2
7.55	1.96	175,902	1.42	2.10	1.43	7

6.87	(0.50)	118,856	0.50	3.03	0.55	16
7.13	2.93	133,646	0.50	3.21	0.54	11
7.23	3.17	145,832	0.50	3.34	0.54	12
7.30	0.67	148,468	0.50	3.37	0.54	2
7.58	2.88	74,702	0.49	3.04	0.53	7

6.87	(0.58)	43,121	0.60	2.93	0.71	16
7.13	2.78	46,075	0.65	3.06	0.70	11
7.23	3.01	52,763	0.65	3.19	0.69	12
7.30	0.50	49,915	0.64	3.16	0.69	2
7.58	2.71	180,147	0.66	2.85	0.68	7

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 3 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
California Tax Free Bond Fund	Class A, Class C, Class I* and Select Class*	Diversified
Intermediate Tax Free Bond Fund	Class A, Class C, Class I* and Select Class*	Diversified
New York Tax Free Bond Fund	Class A, Class C, Class I* and Select Class*	Diversified

*	On April 3, 2017, the Funds’ Select Class Shares were converted into Institutional Class Shares, and the Institutional Class Shares were then renamed Class I Shares. Additionally, on April 3, 2017 the Select Class Shares were no longer offered.

The investment objective of the California Tax Free Bond Fund is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.

The investment objective of the Intermediate Tax Free Bond Fund is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations.

The investment objective of the New York Tax Free Bond Fund is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Select Class and Institutional Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

On June 19, 2015, all remaining Class B Shares converted to Class A Shares of the same Fund. Prior to June 19, 2015, Class B Shares automatically converted to Class A Shares after eight years and provided for a CDSC.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Funds’ administrator. Effective April 1, 2016, JPMFM merged into JPMIM and JPMIM became the Funds’ Administrator under the Administration Agreement.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated

62	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

California Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,193	$307,895	$—	$316,088

Intermediate Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Daily Demand Notes
Mississippi
Industrial Development Revenue/Pollution Control Revenue	$—	$18,000	$—	$18,000

New York
General Obligation	—	14,600	—	14,600
Water & Sewer	—	5,000	—	5,000

Total New York	—	19,600	—	19,600

Total Daily Demand Notes	—	37,600	—	37,600

Municipal Bonds
Alabama
Education	—	7,090	—	7,090
Other Revenue	—	25,153	—	25,153
Prerefunded	—	4,143	—	4,143

Total Alabama	—	36,386	—	36,386

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Alaska
Industrial Development Revenue/Pollution Control Revenue	$—	$9,979	$—	$9,979
Other Revenue	—	148	—	148
Prerefunded	—	16,649	—	16,649

Total Alaska	—	26,776	—	26,776

Arizona
Certificate of Participation/Lease	—	22,285	—	22,285
Education	—	3,972	—	3,972
General Obligation	—	9,084	—	9,084
Hospital	—	1,088	—	1,088
Industrial Development Revenue/Pollution Control Revenue	—	1,010	—	1,010
Other Revenue	—	2,416	—	2,416
Prerefunded	—	29,531	—	29,531
Transportation	—	6,214	—	6,214
Utility	—	7,612	—	7,612
Water & Sewer	—	8,769	—	8,769

Total Arizona	—	91,981	—	91,981

California
Certificate of Participation/Lease	—	11,085	—	11,085
Education	—	83,413	—	83,413
General Obligation	—	322,649	—	322,649
Hospital	—	25,637	—	25,637
Other Revenue	—	101,111	—	101,111
Prerefunded	—	67,079	—	67,079
Transportation	—	15,028	—	15,028
Utility	—	77,211	—	77,211
Water & Sewer	—	63,543	—	63,543

Total California	—	766,756	—	766,756

Colorado
Certificate of Participation/Lease	—	1,824	—	1,824
General Obligation	—	50,299	—	50,299
Hospital	—	5,137	—	5,137
Other Revenue	—	100	—	100
Prerefunded	—	34,007	—	34,007

Total Colorado	—	91,367	—	91,367

Connecticut
Education	—	6,058	—	6,058
General Obligation	—	14,238	—	14,238
Housing	—	2,612	—	2,612
Industrial Development Revenue/Pollution Control Revenue	—	1,467	—	1,467
Transportation	—	8,154	—	8,154

Total Connecticut	—	32,529	—	32,529

Delaware
General Obligation	—	11,140	—	11,140
Prerefunded	—	3,709	—	3,709

Total Delaware	—	14,849	—	14,849

64	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
District of Columbia
General Obligation	$—	$6,926	$—	$6,926
Other Revenue	—	5,561	—	5,561
Water & Sewer	—	1,738	—	1,738

Total District of Columbia	—	14,225	—	14,225

Florida
General Obligation	—	45,068	—	45,068
Hospital	—	2,592	—	2,592
Housing	—	1,301	—	1,301
Other Revenue	—	19,139	—	19,139
Prerefunded	—	3,798	—	3,798
Utility	—	7,264	—	7,264
Water & Sewer	—	573	—	573

Total Florida	—	79,735	—	79,735

Georgia
Education	—	2,255	—	2,255
General Obligation	—	12,862	—	12,862
Industrial Development Revenue/Pollution Control Revenue	—	4,008	—	4,008
Prerefunded	—	16,560	—	16,560
Transportation	—	19,037	—	19,037
Utility	—	6,105	—	6,105
Water & Sewer	—	62,889	—	62,889

Total Georgia	—	123,716	—	123,716

Hawaii
General Obligation	—	17,665	—	17,665
Prerefunded	—	9,357	—	9,357
Transportation	—	6,871	—	6,871

Total Hawaii	—	33,893	—	33,893

Idaho
Prerefunded	—	13,047	—	13,047
Transportation	—	8,687	—	8,687

Total Idaho	—	21,734	—	21,734

Illinois
Education	—	1,968	—	1,968
General Obligation	—	38,367	—	38,367
Hospital	—	4,641	—	4,641
Other Revenue	—	2,491	—	2,491
Prerefunded	—	1,247	—	1,247
Transportation	—	3,491	—	3,491
Utility	—	13,214	—	13,214
Water & Sewer	—	6,101	—	6,101

Total Illinois	—	71,520	—	71,520

Indiana
Education	—	6,150	—	6,150
Other Revenue	—	35,562	—	35,562
Utility	—	2,257	—	2,257
Water & Sewer	—	1,926	—	1,926

Total Indiana	—	45,895	—	45,895

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Iowa
General Obligation	$—	$8,370	$—	$8,370
Other Revenue	—	21,508	—	21,508

Total Iowa	—	29,878	—	29,878

Kansas
General Obligation	—	1,973	—	1,973
Other Revenue	—	4,212	—	4,212
Transportation	—	58,230	—	58,230

Total Kansas	—	64,415	—	64,415

Kentucky
Education	—	7,244	—	7,244
Other Revenue	—	5,251	—	5,251
Prerefunded	—	11,988	—	11,988
Transportation	—	5,804	—	5,804

Total Kentucky	—	30,287	—	30,287

Louisiana
General Obligation	—	3,723	—	3,723
Housing	—	18,061	—	18,061
Other Revenue	—	28,091	—	28,091
Prerefunded	—	6,364	—	6,364
Utility	—	1,549	—	1,549

Total Louisiana	—	57,788	—	57,788

Maryland
Education	—	7,201	—	7,201
General Obligation	—	13,827	—	13,827
Transportation	—	10,037	—	10,037

Total Maryland	—	31,065	—	31,065

Massachusetts
Education	—	7,698	—	7,698
General Obligation	—	119,816	—	119,816
Other Revenue	—	15,018	—	15,018
Prerefunded	—	17,669	—	17,669
Transportation	—	33,762	—	33,762
Water & Sewer	—	3,803	—	3,803

Total Massachusetts	—	197,766	—	197,766

Michigan
Education	—	16,167	—	16,167
General Obligation	—	17,883	—	17,883
Hospital	—	2,645	—	2,645
Industrial Development Revenue/Pollution Control Revenue	—	1,408	—	1,408
Other Revenue	—	1,056	—	1,056
Prerefunded	—	13,018	—	13,018
Transportation	—	7,944	—	7,944
Utility	—	2,264	—	2,264
Water & Sewer	—	14,103	—	14,103

Total Michigan	—	76,488	—	76,488

66	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Minnesota
General Obligation	$—	$28,970	$—	$28,970
Hospital	—	1,049	—	1,049

Total Minnesota	—	30,019	—	30,019

Missouri
General Obligation	—	700	—	700
Housing	—	285	—	285
Industrial Development Revenue/Pollution Control Revenue	—	5,130	—	5,130
Prerefunded	—	12,959	—	12,959
Transportation	—	55,571	—	55,571
Utility	—	14,350	—	14,350
Water & Sewer	—	15,079	—	15,079

Total Missouri	—	104,074	—	104,074

Montana
Prerefunded	—	3,260	—	3,260

Nebraska
Water & Sewer	—	2,096	—	2,096

Nevada
General Obligation	—	18,791	—	18,791
Water & Sewer	—	1,805	—	1,805

Total Nevada	—	20,596	—	20,596

New Jersey
Education	—	15,187	—	15,187
General Obligation	—	102	—	102
Prerefunded	—	6,110	—	6,110
Transportation	—	106,830	—	106,830
Water & Sewer	—	4,835	—	4,835

Total New Jersey	—	133,064	—	133,064

New Mexico
Housing	—	1,522	—	1,522
Other Revenue	—	8,928	—	8,928
Transportation	—	12,923	—	12,923

Total New Mexico	—	23,373	—	23,373

New York
Education	—	22,610	—	22,610
General Obligation	—	20,514	—	20,514
Other Revenue	—	258,323	—	258,323
Prerefunded	—	22,105	—	22,105
Special Tax	—	186,847	—	186,847
Transportation	—	121,589	—	121,589
Utility	—	28,288	—	28,288
Water & Sewer	—	69,139	—	69,139

Total New York	—	729,415	—	729,415

North Carolina
General Obligation	—	24,396	—	24,396
Other Revenue	—	14,878	—	14,878
Prerefunded	—	14,677	—	14,677

Total North Carolina	—	53,951	—	53,951

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ohio
General Obligation	$—	$720	$—	$720
Hospital	—	5,420	—	5,420
Industrial Development Revenue/Pollution Control Revenue	—	13,674	—	13,674
Other Revenue	—	10,067	—	10,067
Prerefunded	—	1,757	—	1,757
Transportation	—	2,209	—	2,209
Water & Sewer	—	8,931	—	8,931

Total Ohio	—	42,778	—	42,778

Oklahoma
Education	—	8,775	—	8,775
Housing	—	67	—	67
Transportation	—	12,401	—	12,401

Total Oklahoma	—	21,243	—	21,243

Oregon
General Obligation	—	1,296	—	1,296
Prerefunded	—	6,891	—	6,891
Water & Sewer	—	6,387	—	6,387

Total Oregon	—	14,574	—	14,574

Pennsylvania
Education	—	5,483	—	5,483
General Obligation	—	4,859	—	4,859
Prerefunded	—	11,676	—	11,676

Total Pennsylvania	—	22,018	—	22,018

Puerto Rico
Other Revenue	—	12,687	—	12,687

Rhode Island
General Obligation	—	1,172	—	1,172
Industrial Development Revenue/Pollution Control Revenue	—	2,042	—	2,042

Total Rhode Island	—	3,214	—	3,214

South Carolina
Education	—	2,878	—	2,878
General Obligation	—	26,601	—	26,601
Housing	—	332	—	332
Prerefunded	—	11,294	—	11,294
Utility	—	9,278	—	9,278

Total South Carolina	—	50,383	—	50,383

Tennessee
General Obligation	—	19,422	—	19,422
Utility	—	663	—	663
Water & Sewer	—	1,871	—	1,871

Total Tennessee	—	21,956	—	21,956

68	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Texas
Education	$—	$14,027	$—	$14,027
General Obligation	—	79,915	—	79,915
Prerefunded	—	46,296	—	46,296
Transportation	—	58,873	—	58,873
Utility	—	16,267	—	16,267
Water & Sewer	—	17,749	—	17,749

Total Texas	—	233,127	—	233,127

Utah
Education	—	6,252	—	6,252
General Obligation	—	7,420	—	7,420
Prerefunded	—	10,254	—	10,254
Water & Sewer	—	2,281	—	2,281

Total Utah	—	26,207	—	26,207

Virginia
Education	—	5,995	—	5,995
General Obligation	—	21,868	—	21,868
Industrial Development Revenue/Pollution Control Revenue	—	13,820	—	13,820
Prerefunded	—	3,363	—	3,363
Transportation	—	5,969	—	5,969
Water & Sewer	—	13,211	—	13,211

Total Virginia	—	64,226	—	64,226

Washington
General Obligation	—	29,258	—	29,258
Hospital	—	5,053	—	5,053
Prerefunded	—	22,407	—	22,407
Transportation	—	5,662	—	5,662
Utility	—	23,719	—	23,719
Water & Sewer	—	3,473	—	3,473

Total Washington	—	89,572	—	89,572

West Virginia
Education	—	6,047	—	6,047
General Obligation	—	1,929	—	1,929
Water & Sewer	—	1,425	—	1,425

Total West Virginia	—	9,401	—	9,401

Wisconsin
Education	—	—	3,856	3,856
General Obligation	—	5,950	—	5,950
Prerefunded	—	33,601	—	33,601

Total Wisconsin	—	39,551	3,856	43,407

Total Municipal Bonds		3,689,834	3,856	3,693,690

Quarterly Demand Notes
Pennsylvania
Hospital	—	4,928	—	4,928
Weekly Demand Notes
California
Education	—	29,800	—	29,800
Special Tax	—	8,950	—	8,950

Total California	—	38,750	—	38,750

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Florida
Hospital	$—	$40,250	$—	$40,250
Other Revenue	—	16,235	—	16,235

Total Florida	—	56,485	—	56,485

Illinois
Hospital	—	17,000	—	17,000

Total Weekly Demand Notes	—	112,235	—	112,235

Short-Term Investment
Investment Company	192,151	—	—	192,151

Total Investments in Securities	$192,151	$3,844,597	$3,856	$4,040,604

Depreciation in Other Financial Instruments
Futures Contracts	$(259)	$—	$—	$(259)

New York Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,024	$410,013	$—	$412,037

(a)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the year ended February 28, 2017.

B. When Issued, Delayed Delivery Securities and Forward Commitments — California Tax Free Bond Fund and Intermediate Tax Free Bond Fund purchased when issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued, delayed delivery, or forward commitment basis is not accrued until the settlement date.

California Tax Free Bond Fund and Intermediate Tax Free Bond Fund had when issued securities or delayed delivery securities outstanding as of February 28, 2017, which are shown as Receivable for Investment securities sold — delayed delivery securities and Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2017 are detailed in the SOIs.

C. Futures Contracts — Intermediate Tax Free Bond Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

70	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the year ended February 28, 2017 (amounts in thousands):

	Intermediate Tax Free Bond Fund
Futures Contracts — Interest Rate:
Average Notional Balance Short	$134,603	(a)
Ending Notional Balance Short	131,181

(a)	For the period November 1, 2016 through February 28, 2017.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when a fund first learns of the dividend.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees and sub-transfer agency fees are class-specific expenses. The amount of the transfer agency fees and sub-transfer agency fees charged to each class of the Funds for the year ended February 28, 2017 are as follows (amounts in thousands):

	Class A	Class C	Class I	Select Class	Total
California Tax Free Bond Fund
Transfer agency fees	$4	$4	$1	$1	$10
Sub-transfer agency fees	9	13	8	11	41
Intermediate Tax Free Bond Fund
Transfer agency fees	12	2	32	8	54
Sub-transfer agency fees	33	20	343	36	432
New York Tax Free Bond Fund
Transfer agency fees	14	3	1	3	21
Sub-transfer agency fees	21	22	18	8	69

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2017, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

The following amounts were reclassified within the capital accounts:

	Paid-in-Capital	Accumulated undistributed distributions in excess of) net investment income	Accumulated net realized gains (losses)
California Tax Free Bond Fund	$—	$— (a)	$—	(a)
Intermediate Tax Free Bond Fund	—	(4)	4
New York Tax Free Bond Fund	—	(1)	1

(a)	Amount rounds to less than 500.

The reclassifications for the Funds relate primarily to redesignation of distributions.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund’s respective average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2017, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Class I Shares (formerly Institutional Class) and Select Class Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C
California Tax Free Bond Fund	0.25%	0.75%
Intermediate Tax Free Bond Fund	0.25	0.75
New York Tax Free Bond Fund	0.25	0.75

JPMDS waived Distribution Fees as outlined in Note 3.F.

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2017, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$20	$—	(a)
Intermediate Tax Free Bond Fund	20	—	(a)
New York Tax Free Bond Fund	24	—	(a)

(a)	Amount rounds to less than 500.

72	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Select Class
California Tax Free Bond Fund	0.25%	0.25%	0.10%	0.25%
Intermediate Tax Free Bond Fund	0.25	0.25	0.10	0.25
New York Tax Free Bond Fund	0.25	0.25	0.10	0.25

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived shareholder servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Select Class
California Tax Free Bond Fund	0.60%	1.10%	0.50%	0.50%
Intermediate Tax Free Bond Fund	0.75	1.25	0.40	0.40
New York Tax Free Bond Fund	0.75	1.25	0.50	0.50

The expense limitation agreements were in effect for the year ended February 28, 2017. The contractual limitations percentages in the table above are in place until October 31, 2018.

Prior to November 1, 2016, the contractual expense limitations for the Funds were as shown in the table below:

	Class A	Class C	Class I	Select Class
California Tax Free Bond Fund	0.60%	1.10%	0.50%	0.55%
Intermediate Tax Free Bond Fund	0.75	1.43	0.50	0.59
New York Tax Free Bond Fund	0.75	1.50	0.50	0.65

For the year ended February 28, 2017, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
California Tax Free Bond Fund	$121	$81	$440	$642	$95
Intermediate Tax Free Bond Fund	1,009	672	835	2,516	—
New York Tax Free Bond Fund	52	34	457	543	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). Effective July 1, 2016, the Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund. Prior to July 1, 2016, a portion of the waiver was voluntary.

The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2017 were as follows (amounts in thousands):

California Tax Free Bond Fund	$35
Intermediate Tax Free Bond Fund	390
New York Tax Free Bond Fund	11

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2017, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2017, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2017, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$81,470	$43,028
Intermediate Tax Free Bond Fund	895,033	1,199,606
New York Tax Free Bond Fund	70,231	85,640

During the year ended February 28, 2017, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2017 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$305,638	$12,887	$2,437	$10,450
Intermediate Tax Free Bond Fund	3,896,472	155,947	11,815	144,132
New York Tax Free Bond Fund	394,235	19,075	1,273	17,802

The tax character of distributions paid during the year ended February 28, 2017 was as follows:

	Total Distributions Paid From:
	Ordinary Income*	Tax Exempt Income	Net Long-Term Capital Gains	Total Distributions Paid
California Tax Free Bond Fund	$27	$8,090	$1	$8,118
Intermediate Tax Free Bond Fund	5,904	108,882	7,881	122,667
New York Tax Free Bond Fund	117	12,592	725	13,434

*	Short-term gains are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 29, 2016 was as follows (amounts in thousands):

	Ordinary Income*	Tax Exempt Income	Net Long-Term Capital Gains	Total Distributions Paid
California Tax Free Bond Fund	$24	$7,859	$315	$8,198
Intermediate Tax Free Bond Fund	3,210	110,641	5,925	119,776
New York Tax Free Bond Fund	25	13,383	4,374	17,782

*	Short-term gains are treated as ordinary income for income tax purposes.

74	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

As of February 28, 2017, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Tax Exempt Income	Tax Basis Capital Loss Carryover	Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$25	$(117)	$10,450
Intermediate Tax Free Bond Fund	259	—	144,132
New York Tax Free Bond Fund	35	—	17,802

For the Funds, the cumulative timing differences primarily consist of post-October capital loss deferrals, mark to market of futures contracts.

As of February 28, 2017, the following Fund had the following net capital loss carryforwards:

	Capital Loss Carryforward Character
	Short-Term	Long Term
California Tax Free Bond Fund	$117	$—	(a)

(a)	Amount rounds to less than 500.

Net capital losses and other late year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended February 28, 2017, the following Funds deferred to March 1, 2017 net capital losses and other late year loss of:

	Net Capital Loss
	Short-Term	Long-Term
California Tax Free Bond Fund	$1,933	$3
Intermediate Tax Free Bond Fund	9,960	1,668
New York Tax Free Bond Fund	2,028	(297)

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (“JPM II”) and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the year ended February 28, 2017.

In addition, effective August 16, 2016, the Trust along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the Fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. The initial term of the Credit Facility is 364 days, unless extended.

The Funds did not utilize the Credit Facility during the year ended February 28, 2017.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2017, the Funds had affiliated omnibus accounts and/or non-affiliated omnibus accounts which collectively represented the following percentage of each Fund’s net assets:

	Number of Affiliated Omnibus accounts	% of the Fund	Number of Non-Affiliated Omnibus Accounts	% of the Fund
California Tax Free Bond Fund	5	53.0%	1	11.4%
Intermediate Tax Free Bond Fund	2	74.4	—	—
New York Tax Free Bond Fund	5	67.8	—	—

Significant shareholder transactions by these shareholders may impact the Fund’s performance.

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the States of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. At this time, management is currently assessing the anticipated impact of the Regulation S-X amendments on the Funds’ financial statements and related disclosures.

9. Subsequent Event

Effective April 3, 2017, the Funds ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMDS from the Shareholder Servicing Fee which has been renamed as the Service Fee.

76	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan California Tax Free Bond Fund, JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan California Tax Free Bond Fund, JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund (each a separate series of JPMorgan Trust I) (hereafter collectively referred to as the “Funds”) as of February 28, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of February 28, 2017 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 26, 2017

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	77

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	153	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	153	Trustee, Museum of Jewish Heritage (2011-present) Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington (1950); Trustee of Trust since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	152	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	153	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	153	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	153	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	153	None

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	153	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	153	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

78	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	153	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	153	None

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	153	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (153 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	79

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014)

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)*	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Fitzgerald has been with JPMorgan Chase since 2005.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986) Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2017; Vice President, JPMorgan Funds Management, Inc. from August 2012 to January 2016; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

80	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2016, and continued to hold your shares at the end of the reporting period, February 28, 2017.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
California Tax Free Bond Fund
Class A
Actual	$1,000.00	$970.90	$2.88	0.59%
Hypothetical	1,000.00	1,021.87	2.96	0.59
Class C
Actual	1,000.00	969.00	5.32	1.09
Hypothetical	1,000.00	1,019.39	5.46	1.09
Class I (formerly Institutional Class)
Actual	1,000.00	971.70	2.40	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
Select Class
Actual	1,000.00	972.10	2.49	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51

Intermediate Tax Free Bond Fund
Class A
Actual	1,000.00	972.30	3.62	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class C
Actual	1,000.00	969.90	6.40	1.31
Hypothetical	1,000.00	1,018.30	6.56	1.31
Class I (formerly Institutional Class)
Actual	1,000.00	973.60	2.10	0.43
Hypothetical	1,000.00	1,022.66	2.16	0.43
Select Class
Actual	1,000.00	974.40	2.25	0.46
Hypothetical	1,000.00	1,022.51	2.31	0.46

FEBRUARY 28, 2017	J.P. MORGAN TAX FREE FUNDS	81

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
New York Tax Free Bond Fund
Class A
Actual	$1,000.00	$976.30	$3.68	0.75%
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class C
Actual	1,000.00	973.50	6.46	1.32
Hypothetical	1,000.00	1,018.25	6.61	1.32
Class I (formerly Institutional Class)
Actual	1,000.00	977.40	2.45	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
Select Class
Actual	1,000.00	976.00	2.69	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

82	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2017. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2017. The information necessary to complete your income tax returns for the calendar year ending December 31, 2017 will be provided under separate cover.

Long Term Capital Gain

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2017 (amounts in thousands):

Long Term Capital Gain
California Tax Free Bond Fund	$1
Intermediate Tax Free Bond Fund	7,881
New York Tax Free Bond Fund	725
Tax-Exempt Income

Each fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended February 28, 2017 (amounts in thousands):

Exempt Distributions Paid
California Tax Free Bond Fund	$8,090
Intermediate Tax Free Bond Fund	108,882
New York Tax Free Bond Fund	12,592

83	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2017

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. February 2017.	AN-TF-217

Annual Report

J.P. Morgan Income Funds

February 28, 2017

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Short Duration High Yield Fund

JPMorgan Treasury & Agency Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 22, 2017 (Unaudited)

Dear Shareholders,

For most of the past twelve months, the U.S. economy was one of the few bright spots among developed nations as most of Europe and Japan struggled with low or negative economic growth. However, by the end of February 2017 there emerged clear signals that the world’s 20 largest economies were moving in a more synchronized fashion that could lead to an accelerating global economy.

“While the global economy appeared to grow more synchronized during the twelve months ended February 28, 2017, there also emerged political uncertainties in the U.S. and Europe.”

Indeed, the World Bank has estimated that global economic growth in 2017 will rise by 2.7% compared with 2.3% in 2016 and economists generally expect each of the world’s 20 largest economies will see an increase in gross domestic product in 2017.

In the 19-nation euro zone, manufacturing activity rose in February 2017 for the sixth consecutive month and reached levels not seen in nearly six years. Economic confidence surveys have been the strongest since 2011. While unemployment across the euro zone remained nearly twice that of the U.S., the jobless rate fell faster than expected in early 2017 to its lowest level since 2009. Importantly, euro zone inflation reached the European Central Bank’s target of 2.0% in February 2017, which provided further evidence that the risk of a painful deflationary spiral had receded.

Meanwhile, Chinese factory activity was stronger than economists expected in February 2017 and more broadly, Chinese economic stimulus measures initiated in 2016 appeared to bolster trade throughout Asia. In Japan, corporate profits were estimated at record highs even in the face of a stronger yen. South Korean exports grew in February 2017 for the fourth consecutive month. Economic data from Australia and India showed signs of stronger growth.

To a certain extent, the healthier global economy was supported by a rebound in global oil prices, which reached 15-month highs in October 2016. Prices for other commodities also rose during 2016, helping growth in those emerging market nations reliant on natural resource exports.

In the U.S., the pace of economic expansion was sufficient to persuade the Federal Reserve Bank to raise interest rates in December 2016 and again in March 2017. Meanwhile, leading stock market indexes hit record highs in late 2016 and early 2017 amid strength in corporate profits and the broader U.S. economy. Investor expectations that the Republican Party’s newly-won control of the U.S. presidency along with its majorities in both houses of the U.S. Congress would bolster economic growth while lowering certain taxes further supported U.S. financial assets.

While the global economy appeared to grow more synchronized during the twelve months ended February 28, 2017, there also emerged political uncertainties in the U.S. and Europe. In the U.K., a populist drive to exit the European Union won a surprise victory in mid-2016. While global financial markets generally rebounded from the sharp sell-off that followed the June 23rd referendum, the ultimate impact of the so-called Brexit remained uncertain and was seen as a drag on the U.K. economy. In November, Donald Trump, who campaigned on a platform that included tighter restrictions on immigration and protective trade policies, won the U.S. presidency. While voters in the Netherlands declined to give the anti-immigrant Party for Freedom a majority in the lower house of Parliament, populist parties were vying for power in France, Germany and elsewhere.

Each of these parties and their leaders — both in the U.S. and elsewhere — share broad policy goals that prioritize restricting immigration and shunning supranational trade agreements. Given that immigration and free trade are key drivers of economic growth in advanced, post-industrial nations, it remains to be seen how much electoral support these shared agendas would earn.

In the face of all this, U.S. and foreign financial markets generally rewarded investors with positive returns for the twelve months through February 28, 2017. Over time, we believe financial markets will continue to reward those investors who maintain patience and discipline in the context of a properly diversified portfolio.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

U.S. financial markets generally provided positive returns for the twelve month reporting period amid continued growth in the U.S. economy and rising domestic interest rates. While U.S. equity outperformed most other asset classes, commodities and corporate bonds also had positive returns. At the end of June 2016, the U.K.’s vote to exit from the European Union led to a global sell-off in financial markets. However, U.S. markets rebounded within a month.

Commodities prices stabilized during the reporting period and global oil prices reached 15-month highs in October. Oil prices were further bolstered by the Organization of Petroleum Exporting Countries’ decision to curb production.

In the November 8, 2016 elections, the Republican Party won control of the presidency and retained its majority in both houses of the U.S. Congress. In the following months, key U.S. equity benchmarks reached multiple record high closings. While U.S. Treasury bonds underperformed other bond market sectors, corporate bonds and high yield bonds (also known as “junk bonds”) posted positive returns as investors sought higher yields on fixed-income assets. For the twelve months ended February 28, 2017, the Bloomberg Barclays U.S. Aggregate Index returned 1.42% and the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index returned 21.83%.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Core Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	1.18%
Bloomberg Barclays U.S. Aggregate Index (formerly Barclays U.S. Aggregate Index)	1.42%

Net Assets as of 2/28/2017 (In Thousands)	$27,540,800
Duration as of 2/28/2017	5.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s underweight position in the corporate credit sector was a leading detractor from performance. Within the Fund’s allocation to mortgage-backed securities, security selection in pass-through mortgages also detracted from relative performance. Relative to the Benchmark, the Fund’s longer duration profile in U.S. Treasury and U.S. agency bonds detracted from performance as interest rates rose in the latter part of the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

The Fund’s security selection in asset-backed securities, commercial mortgaged-backed securities and mortgage-backed securities was a leading contributor to performance relative to the Benchmark. The Fund’s underweight position in U.S. Treasury securities and the Fund’s overall shorter duration profile relative to the Benchmark also contributed to performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At February 28, 2017, the Fund had underweight positions in U.S. Treasury bonds and corporate bonds and had an overweight position in mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities relative to the Benchmark.

PORTFOLIO COMPOSITION***
Corporate Bonds	25.7%
U.S. Treasury Obligations	23.8
Mortgage-Backed Securities	16.1
Collateralized Mortgage Obligations	13.2
Asset-Backed Securities	11.4
Commercial Mortgage-Backed Securities	3.8
U.S. Government Agency Securities	2.6
Foreign Government Securities	1.0
Others (each less than 1.0%)	0.5
Short-Term Investment	1.9

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	3

JPMorgan Core Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 1, 1992
With Sales Charge*		(2.90)%	1.24%	3.96%
Without Sales Charge		0.91	2.01	4.37
CLASS C SHARES	March 22, 1999
With CDSC**		(0.60)	1.38	3.69
Without CDSC		0.40	1.38	3.69
CLASS R2 SHARES	November 3, 2008	0.75	1.78	4.10
CLASS R3 SHARES	September 9, 2016	0.75	1.90	4.25
CLASS R4 SHARES	September 9, 2016	1.05	2.16	4.51
CLASS R5 SHARES	May 15, 2006	1.30	2.33	4.67
CLASS R6 SHARES	February 22, 2005	1.40	2.42	4.74
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	June 1, 1991	1.18	2.20	4.54

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/07 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2, Class R3 and Class R4 Shares prior to their inception are based on the performance of Class I Shares, the original class offered. With respect to Class R2, Class R3 and Class R4 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Bond Fund, the Bloomberg Barclays U.S. Aggregate Index and the Lipper Core Bond Funds Index from February 28, 2007 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	3.74%
Bloomberg Barclays U.S. Aggregate Index (formerly Barclays U.S. Aggregate Index)	1.42%

Net Assets as of 2/28/2017 (In Thousands)	$8,435,129
Duration as of 2/28/2017	5.3 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s allocation to high yield bonds (also known as “junk bonds”), which outperformed investment grade debt securities during the twelve month reporting period, was a leading contributor to relative performance. The Benchmark did not hold high yield bonds. The Fund’s security selection in asset-backed securities, commercial mortgage-backed securities and mortgages, and its underweight position in U.S. Treasury bonds also contributed to relative performance.

The Fund’s underweight position in investment grade corporate debt securities was a leading detractor from relative performance. The Fund’s cash position via money market funds, which was less than 2% of assets under management at the end of the reporting period and was used to maintain adequate liquidity for Fund operations, also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The managers employ a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

PORTFOLIO COMPOSITION***
Corporate Bonds	28.5%
U.S. Treasury Obligations	21.9
Mortgage-Backed Securities	15.2
Asset-Backed Securities	14.5
Collateralized Mortgage Obligations	7.9
Commercial Mortgage-Backed Securities	5.8
Foreign Government Securities	1.5
Others (each less than 1.0%)	1.7
Short-Term Investment	3.0

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	5

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge*		(0.57)%	2.33%	4.52%
Without Sales Charge		3.34	3.13	4.92
CLASS C SHARES	May 30, 2000
With CDSC**		1.64	2.43	4.26
Without CDSC		2.64	2.43	4.26
CLASS L SHARES (FORMERLY INSTITUTIONAL CLASS SHARES)	June 19, 2009	3.46	3.37	5.18
CLASS R2 SHARES	November 3, 2008	2.91	2.69	4.52
CLASS R3 SHARES	September 9, 2016	3.27	2.97	4.80
CLASS R4 SHARES	September 9, 2016	3.41	3.20	5.05
CLASS R5 SHARES	September 9, 2016	3.72	3.27	5.08
CLASS R6 SHARES	February 22, 2005	3.68	3.47	5.31
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	March 5, 1993	3.74	3.27	5.08

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/07 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 15, 2007, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class L, Class R2, Class R3, Class R4 and Class R5 Shares prior to their inception are based on the performance of Class I Shares, the original class offered. With respect to Class R2, Class R3, Class R4 and Class R5 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class L and Class I Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Plus Bond Fund, the Bloomberg Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index from February 28, 2007 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Plus Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Plus Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Government Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	(0.38)%
Bloomberg Barclays U.S. Government Bond Index (formerly Barclays U.S. Government Bond Index)	(1.15)%

Net Assets as of 2/28/2017 (In Thousands)	$1,359,940
Duration as of 2/28/2017	5.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. Government Bond Index (the “Benchmark”). During the reporting period, U.S. government bonds generally underperformed other sectors of the bond market.

Relative to the Benchmark, the Fund’s shorter duration profile was a leading contributor to performance as U.S interest rates rose during the latter part of the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The Fund’s out-of-Benchmark positions in mortgage bonds and U.S. Treasury Inflation Protected Securities also contributed to performance relative to the Benchmark.

Within the Fund’s allocation to U.S. agency debentures, the Fund’s longer duration profile detracted from performance relative to the Benchmark. During the latter part of the reporting period, bonds in the shorter end of the yield curve generally outperformed other portions of the curve and the Fund’s underweight position in the short end of the yield curve detracted from relative performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers aimed to keep the duration of the Fund in a range of 5.00 to 5.50 years. The Fund’s portfolio managers focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	36.0%
U.S. Treasury Obligations	25.4
U.S. Government Agency Securities	19.3
Mortgage-Backed Securities	9.4
Commercial Mortgage-Backed Securities	1.7
Foreign Government Security	0.5
Short-Term Investment	7.7

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	7

JPMorgan Government Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge*		(4.28)%	0.58%	3.63%
Without Sales Charge		(0.57)	1.35	4.03
CLASS C SHARES	March 22, 1999
With CDSC**		(2.36)	0.61	3.27
Without CDSC		(1.36)	0.61	3.27
CLASS R2 SHARES	November 3, 2008	(0.82)	1.11	3.76
CLASS R3 SHARES	September 9, 2016	(0.76)	1.25	3.91
CLASS R4 SHARES	September 9, 2016	(0.54)	1.50	4.17
CLASS R6 SHARES	August 1, 2016	(0.32)	1.64	4.30
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	February 8, 1993	(0.38)	1.63	4.29

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/07 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2, Class R3, Class R4 and Class R6 Shares prior to their inception are based on the performance of Class I Shares, the original class offered. Prior performance of Class R2, Class R3, Class R4 and Class R6 Shares have been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Government Bond Fund, the Bloomberg Barclays U.S. Government Bond Index and the Lipper General U.S. Government Funds Index from February 28, 2007 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper General U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. The Lipper General U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan High Yield Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	18.40%
Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index (formerly Barclays U.S. Corporate High Yield — 2% Issuer Capped Index)	21.83%

Net Assets as of 2/28/2017 (In Thousands)	$13,262,047
Duration as of 2/28/2017	6.1 years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Corporate High Yield – 2% Issuer Capped Index (the “Benchmark”). During the reporting period, high yield bonds (also known as “junk bonds”) generally outperformed other sectors of the bond market.

Relative to the Benchmark, the Fund’s underweight position in the energy sector and its overweight position and security selection in the consumer non-cyclical sector were leading detractors from performance. The Fund’s underweight position in bonds rated B and CCC detracted from relative performance as securities of lower credit quality outperformed the market during the reporting period.

Relative to the Benchmark, the Fund’s security selection in the finance sector, which includes banks, insurers and asset managers, and its overweight position in the utilities sector, which was not held in the Benchmark, helped performance. The Fund’s underweight position in bonds rated AAA and AA also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers sought to take specific, targeted credit risk based on the portfolio managers’ analysis of favorable risk/reward opportunities, while continuing to build a core of improving below investment grade investments. The portfolio managers moved the portfolio into higher quality below investment grade debt securities. In the energy sector, the managers continued to seek value in higher quality below investment grade debt securities of companies with strong balance sheets.

PORTFOLIO COMPOSITION***
Corporate Bonds	90.7%
Loan Assignments	5.0
Others (each less than 1.0%)	0.9
Short-Term Investments	3.4

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	9

JPMorgan High Yield Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 13, 1998
With Sales Charge*		13.60%	4.94%	5.92%
Without Sales Charge		18.04	5.76	6.33
CLASS C SHARES	March 22, 1999
With CDSC**		16.53	5.19	5.70
Without CDSC		17.53	5.19	5.70
CLASS R2 SHARES	November 3, 2008	17.74	5.44	6.02
CLASS R5 SHARES	May 15, 2006	18.40	6.03	6.63
CLASS R6 SHARES	February 22, 2005	18.49	6.10	6.68
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	November 13, 1998	18.40	5.98	6.58

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/07 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2 Shares prior to its inception are based on the performance of Class I Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan High Yield Fund, the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index and the Lipper High Yield Bond Index from February 28, 2007 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

Reporting Period Return:
Fund (Class I Shares)[1]*	3.83%
Bloomberg Barclays 1-10 Year U.S. TIPS Index (formerly Barclays 1-10 Year U.S. TIPS Index)	2.85%
Bloomberg Barclays U.S. Intermediate Aggregate Index (formerly Barclays U.S. Intermediate Aggregate Index)	0.89%
Inflation Managed Bond Composite Benchmark[2]	4.27%

Net Assets as of 2/28/2017 (In Thousands)	$1,447,223
Duration as of 2/28/2017	3.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Inflation Managed Bond Fund (the “Fund”) seeks to maximize inflation protected total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund’s Class I Shares outperformed the Bloomberg Barclays 1-10 Year U.S. TIPS (Treasury Inflation Protected Securities) Index (the “Index”) and the Bloomberg Barclays U.S. Intermediate Aggregate Index but underperformed the Inflation Managed Bond Composite Benchmark (the “Composite Benchmark”). Amid investor expectations for rising inflation, the Fund’s inflation hedge, which included CPI-U swaps and TIPS, contributed to both absolute performance and performance relative to the Index.

Relative to the Composite Benchmark, the Fund’s longer duration profile in U.S. agency bonds detracted from performance as U.S. interest rates rose during the latter part of the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The Fund’s allocation to U.S. agency mortgage bonds, which were not held in the Composite Benchmark, also detracted from relative performance.

Relative to the Composite Benchmark, the Fund’s allocations to asset-backed securities, commercial mortgage-backed securities and non-agency mortgages — none of which were held in the Composite Benchmark — also contributed to relative performance. During the latter part of the reporting period, corporate bonds outperformed U.S. Treasury bonds and the Fund’s underweight position in Treasury bonds also helped performance relative to the Composite Benchmark.

HOW WAS THE FUND POSITIONED?

Among the Fund’s fixed income holdings, the Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

The Fund’s portfolio managers sought to protect the portfolio from inflation risk across maturities. Therefore, the yield curve positioning of the underlying core bonds is used as the general basis for the Fund’s inflation swap positioning. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Fund’s portfolio managers manage the duration of the inflation protection versus the duration of the underlying bonds to protect the portfolio from both actual realized inflation as well as the loss of value that results from an increase in inflation expectations. The inflation protection was actively managed using CPU-I swaps and TIPS. Generally, the swaps were structured so that a counterparty agrees to pay the cumulative percentage change in the U.S. Consumer Price Index for All Urban Consumers over the duration of the swap. In turn, the Fund pays a compounded fixed rate. U.S. Treasury TIPS adjust the principal of the underlying bond so that it increases with inflation as measured by the U.S. Consumer Price Index, and decreases with deflation. At maturity, a TIPS investor is paid either the adjusted or the original principal, whichever is greater.

During the first half of the reporting period, the portfolio managers reduced the Fund’s overall inflation exposure but increased the level of inflation exposure over the final four months of the reporting period.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	11

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

PORTFOLIO COMPOSITION***
Corporate Bonds	31.3%
U.S. Treasury Obligations	21.9
Collateralized Mortgage Obligations	14.5
U.S. Government Agency Securities	12.3
Mortgage-Backed Securities	8.4
Asset-Backed Securities	5.1
Commercial Mortgage-Backed Securities	3.8
Foreign Government Securities	0.3
Short-Term Investments	2.4

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
[2]

The Fund’s composite benchmark is determined by adding the performance return of the Bloomberg Barclays Intermediate Government/Credit Index and 80% of the Bloomberg Barclays Inflation Swap 5 Year Zero Coupon Index.

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	March 31, 2010
With Sales Charge*		(0.30)%	(0.08)%	1.65%
Without Sales Charge		3.63	0.69	2.21
CLASS C SHARES	March 31, 2010
With CDSC**		2.05	0.04	1.55
Without CDSC		3.05	0.04	1.55
CLASS R5 SHARES	March 31, 2010	3.95	0.92	2.43
CLASS R6 SHARES	November 30, 2010	4.05	0.98	2.48
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	March 31, 2010	3.83	0.84	2.36

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/10 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Inflation Managed Bond Fund, the Bloomberg Barclays 1–10 Year U.S. TIPS Index, the Bloomberg Barclays U.S. Intermediate Aggregate Index, the Inflation Managed Bond Composite Benchmark and the Lipper Inflation-Protected Bond Funds Index from March 31, 2010 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–10 Year U.S. TIPS Index and the Bloomberg Barclays U.S. Intermediate Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper Inflation-Protected Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Bloomberg Barclays U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The Inflation Managed Bond Composite Benchmark is determined by adding the Bloomberg Barclays Intermediate Government/Credit Index and 80% of the Bloomberg Barclays Inflation Swap 5 Year Zero Coupon Index. The Lipper Inflation-Protected Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	13

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	1.47%
Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index (formerly Barclays 1–3 Year U.S. Government/Credit Bond Index)	1.02%

Net Assets as of 2/28/2017 (In Thousands)	$1,186,641
Duration as of 2/28/2017	1.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Limited Duration Bond Fund (the “Fund”) seeks a high level of current income consistent with low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund’s Class I Shares outperformed the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).

The Fund’s allocations to mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities, none of which were held in the Benchmark, were leading contributors to performance relative to the Benchmark. The Fund held no U.S. Treasury bonds or U.S. agency debentures during the reporting period, which also contributed to relative performance. During the latter portion of the reporting period, interest rates rose and the Fund’s overall shorter duration profile relative to the Benchmark helped performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

During the latter part of the reporting period, corporate credit generally outperformed other sectors of the bond market and the Fund’s underweight position in corporate credit detracted from relative performance. The Fund’s cash position via money market funds, which was used to maintain adequate liquidity for Fund operations, detracted slightly from relative performance.

HOW WAS THE FUND POSITIONED?

During the twelve month period, the Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. During the reporting period, the Fund’s portfolio managers used a money market fund to maintain a degree of liquidity for the Fund. During the reporting period, the Fund’s overall duration increased to 1.7 years at February 28, 2017, from 0.98 years at February 29, 2016.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	53.8%
Asset-Backed Securities	17.6
Corporate Bonds	12.8
Mortgage-Backed Securities	3.8
Commercial Mortgage-Backed Securities	2.6
Municipal Bond	0.1
Short-Term Investment	9.3

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 10, 1993
With Sales Charge*		(1.15)%	1.51%	2.08%
Without Sales Charge		1.13	1.98	2.30
CLASS C SHARES	November 1, 2001
With CDSC**		(0.37)	1.45	1.80
Without CDSC		0.63	1.45	1.80
CLASS R6 SHARES	February 22, 2005	1.58	2.42	2.77
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	February 2, 1993	1.47	2.23	2.56

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/07 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Limited Duration Bond Fund, the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short-Intermediate Investment Grade Debt Funds Index from February 28, 2007 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or sales charges associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate Investment Grade Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short-Intermediate Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	15

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	1.06%
Bloomberg Barclays U.S. MBS Index (formerly Barclays U.S. MBS Index)	0.44%

Net Assets as of 2/28/2017 (In Thousands)	$2,364,801
Duration as of 2/28/2017	4.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. MBS Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overall security selection helped performance. The Fund’s out-of-Benchmark allocations to non-agency mortgage bonds and asset-backed securities also contributed to relative performance.

The Fund’s security selection in U.S. agency mortgage pass-throughs was a leading detractor from relative performance. To maintain liquidity, the Fund made a small allocation to U.S. Treasury bonds, which detracted from relative performance. The Fund’s allocation to cash via a money market fund, which was used to maintain adequate liquidity for Fund operations, also hurt relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Mortgage-Backed Securities	42.3%
Collateralized Mortgage Obligations	33.5
Asset-Backed Securities	14.2
Commercial Mortgage-Backed Securities	7.9
Others (each less than 1.0%)	0.3
Short-Term Investment	1.8

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	August 18, 2000
With Sales Charge*		(2.97)%	1.45%	4.40%
Without Sales Charge		0.78	2.24	4.79
CLASS C SHARES	July 2, 2012
With CDSC**		(0.78)	1.74	4.28
Without CDSC		0.22	1.74	4.28
CLASS R6 SHARES	February 22, 2005	1.13	2.64	5.21
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	August 18, 2000	1.06	2.50	5.06

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/07 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class C Shares prior to its inception are based on the performance of Class I Shares, the original class offered. Prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mortgage-Backed Securities Fund, the Bloomberg Barclays U.S. MBS Index and the Lipper U.S. Mortgage Funds Index from February 28, 2007 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper U.S. Mortgage Funds

Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. The Lipper U.S. Mortgage Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	17

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	0.90%
Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index (formerly Barclays 1–3 Year U.S. Government/Credit Bond Index)	1.02%

Net Assets as of 2/28/2017 (In Thousands)	$6,055,485
Duration as of 2/28/2017	1.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund’s Class I Shares underperformed the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).

The Fund’s out-of-Benchmark allocation to bonds in the 3-5 year portion of the yield curve — mostly corporate and U.S. Treasury bonds — detracted from performance relative to the Benchmark. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s cash position via a money market fund, which was used to maintain adequate liquidity for Fund operations, detracted slightly from relative performance.

The Fund’s out-of-Benchmark allocations to non-agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities were leading contributors to performance relative to the Benchmark. The Fund’s security selection in corporate bonds and its underweight position in U.S. Treasury bonds and U.S. agency bonds also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct what they believed to be a portfolio of undervalued fixed income securities. The Fund had an underweight position in corporate bonds and U.S. agency bonds and an overweight position in mortgage-backed and asset-backed securities, which were not held in the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	48.1%
Corporate Bonds	23.5
Asset-Backed Securities	8.5
U.S. Government Agency Securities	7.7
Collateralized Mortgage Obligations	6.1
Mortgage-Backed Securities	4.0
Commercial Mortgage-Backed Securities	1.0
Short-Term Investment	1.1

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge*		(1.72)%	0.02%	1.75%
Without Sales Charge		0.55	0.47	1.98
CLASS C SHARES	November 1, 2001
With CDSC**		(0.95)	(0.02)	1.47
Without CDSC		0.05	(0.02)	1.47
CLASS R6 SHARES	February 22, 2005	1.15	0.98	2.50
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	September 4, 1990	0.90	0.72	2.24

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/07 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration Bond Fund, the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index from February 28, 2007 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	19

JPMorgan Short Duration High Yield Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	13.34%
Bloomberg Barclays U.S. Aggregate Index (formerly Barclays U.S. Aggregate Index)	1.42%

BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index	22.10%
Net Assets as of 2/28/2017 (In Thousands)	$165,381
Duration as of 2/28/2017	3.3 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration High Yield Fund (the “Fund”) seeks current income with a secondary objective of capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. Aggregate Index and underperformed the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index (the “Benchmark”). During the reporting period, high yield bonds (also known as “junk bonds”) generally outperformed other sectors of the bond market. The Fund’s allocation to high yield bonds made a positive contribution to performance relative to the Bloomberg Barclays U.S. Aggregate Index.

Relative to the Benchmark, the Fund’s underweight position in the energy sector and its security selection in the basic industries sector were leading detractors from performance. The Fund’s underweight position and security selection in bonds rated B and CCC also detracted from relative performance as lower rated bonds generally outperformed higher rated bonds during the reporting period.

The Fund’s underweight position in the banking sector and its overweight position in unrated bonds, which were not held in the Benchmark made a positive contribution to relative performance.

HOW WAS THE FUND POSITIONED?

Relative to the Benchmark, the Fund was overweight in securities rated BBB and BB and was underweight in securities rated B, CCC and lower. The portfolio managers remained cautious about companies that they believed had elevated credit risk.

PORTFOLIO COMPOSITION***
Corporate Bonds	82.8%
Loan Assignments	13.8
Others (each less than 1.0%)	2.3
Short-Term Investment	1.1

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Short Duration High Yield Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
With Sales Charge*		10.58%	2.07%	2.56%
Without Sales Charge		13.07	2.85	3.14
CLASS C SHARES	March 1, 2013
With CDSC**		11.55	2.31	2.60
Without CDSC		12.55	2.31	2.60
CLASS R6 SHARES	March 1, 2013	13.51	3.20	3.51
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	March 1, 2013	13.34	3.07	3.36

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration High Yield Fund, the Bloomberg Barclays U.S. Aggregate Index, the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index and the Lipper High Yield Bond Index from March 1, 2013 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index contains all securities in the BofA Merrill Lynch U.S. Cash Pay High Yield Index with a remaining term to final maturity less than 5 years but caps issuer exposure at 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	21

JPMorgan Treasury & Agency Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	(0.04)%
Bloomberg Barclays 1–5 Year U.S. Treasury Index (formerly Barclays 1–5 Year U.S. Treasury Index)	0.01%

Net Assets as of 2/28/2017 (In Thousands)	$90,570
Duration as of 2/28/2017	2.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Treasury & Agency Fund (the “Fund”) seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund’s Class I Shares underperformed the Bloomberg Barclays 1-5 Year U.S. Treasury Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s cash position via a money market fund, which was used to maintain adequate liquidity for Fund operations, was a leading detractor from performance. The Fund’s out-of-Benchmark allocation to U.S. agency bonds, which outperformed U.S. Treasury bonds during the reporting period, made a positive contribution to relative performance. The Fund’s overall shorter duration profile also helped relative performance as interest rates rose in the latter part of the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	84.7%
U.S. Government Agency Securities	13.7
Short-Term Investment	1.6

[1]	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Treasury & Agency Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	January 20, 1997
With Sales Charge*		(2.54)%	(0.32)%	1.52%
Without Sales Charge		(0.27)	0.12	1.75
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	January 20, 1997	(0.04)	0.38	2.02

*	Sales Charge for Class A Shares is 2.25%.

TEN YEAR PERFORMANCE (2/28/07 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Treasury & Agency Fund, the Bloomberg Barclays 1–5 Year U.S. Treasury Index, the Bloomberg Barclays 1–3 Year U.S. Treasury Index and the Lipper Short U.S. Treasury Funds Average from February 28, 2007 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–5 Year U.S. Treasury Index and the Bloomberg Barclays 1–3 Year U.S. Treasury Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Short U.S. Treasury Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays 1–5 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to five years. The Bloomberg Barclays 1–3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to three years. Investors cannot invest directly in an index. The Lipper Short U.S. Treasury Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	23

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 11.3%
4,699	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 4.830%, 06/25/35	4,789
	Academic Loan Funding Trust,
3,300	Series 2012-1A, Class A1, VAR, 1.578%, 12/27/22 (e)	3,293
3,679	Series 2013-1A, Class A, VAR, 1.571%, 12/26/44 (e)	3,652
2,965	Air Canada Pass-Through Trust, (Canada), Series 2013-1, Class A, 4.125%, 05/15/25 (e)	3,054
22,866	Ajax Mortgage Loan Trust, Series 2016-2, Class A, SUB, 4.125%, 10/25/56 (e)	22,774
	Ally Auto Receivables Trust,
735	Series 2013-2, Class A4, 1.240%, 11/15/18	735
2,837	Series 2016-1, Class A2A, 1.200%, 08/15/18	2,837
	American Airlines Pass-Through Trust,
830	Series 2011-1, Class A, 5.250%, 01/31/21	884
2,936	Series 2013-2, Class A, 4.950%, 01/15/23	3,134
1,887	Series 2016-2, Class A, 3.650%, 06/15/28	1,877
18,429	Series 2016-3, Class AA, 3.000%, 10/15/28	17,715
5,250	Series 2017-1, Class AA, 3.650%, 02/15/29	5,316
	American Credit Acceptance Receivables Trust,
137	Series 2014-3, Class B, 2.430%, 06/10/20 (e)	137
1,449	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	1,449
8,997	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	9,227
5,000	Series 2016-2, Class C, 6.090%, 05/12/22 (e)	5,221
6,239	Series 2016-3, Class A, 1.700%, 11/12/20 (e)	6,232
7,301	Series 2016-4, Class C, 2.910%, 02/13/23 (e)	7,309
17,165	Series 2016-1A, Class B, 4.240%, 06/13/22 (e)	17,472
8,350	Series 2017-1, Class B, 2.390%, 02/16/21 (e)	8,349
12,907	Series 2017-1, Class C, 2.880%, 03/13/23 (e)	12,906
	American Homes 4 Rent,
4,000	Series 2014-SFR1, Class C, VAR, 2.522%, 06/17/31 (e)	4,006
17,643	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	17,936

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

7,420	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	7,875
	American Homes 4 Rent Trust,
12,009	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	12,474
2,400	Series 2014-SFR2, Class B, 4.290%, 10/17/36 (e)	2,484
8,100	Series 2014-SFR2, Class D, 5.149%, 10/17/36 (e)	8,629
7,300	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	8,013
9,622	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	9,929
3,750	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	3,900
16,970	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	18,911
1,415	Series 2015-SFR2, Class E, 6.070%, 10/17/45 (e)	1,552
	AmeriCredit Automobile Receivables Trust,
6,357	Series 2016-1, Class A3, 1.810%, 10/08/20	6,369
13,347	Series 2016-2, Class A2A, 1.420%, 10/08/19	13,352
3,582	Series 2016-2, Class A3, 1.600%, 11/09/20	3,577
5,937	Series 2016-3, Class A3, 1.460%, 05/10/21	5,917
29	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 4.957%, 01/25/34	31
74,650	Anchor Assets IX LLC, Series 2016-1, Class A, 5.125%, 02/15/20 (e)	74,650
16,437	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	16,569
	Axis Equipment Finance Receivables III LLC,
6,349	Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	6,349
1,200	Series 2015-1A, Class C, 3.410%, 04/20/20 (e)	1,176
1,200	Series 2015-1A, Class D, 4.050%, 05/20/20 (e)	1,150
12,493	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.210%, 11/20/21 (e)	12,429
	B2R Mortgage Trust,
8,997	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	8,905

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
19,264	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	19,413
9,300	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	9,294
8,889	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	8,737
	BCC Funding Corp. X,
10,986	Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	10,966
2,717	Series 2015-1, Class D, 4.544%, 12/21/20 (e)	2,727
369	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 1.148%, 04/25/36	360
1,850	Blue Elephant Loan Trust, Series 2015-1, Class B, 5.560%, 12/15/22 (e)	1,846
3,060	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	3,029
5,757	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.250%, 07/17/23	5,782
41,517	Camillo Issuer LLC, Series 2016-SFR, Class 1A1, 5.000%, 12/05/23	41,517
	Capital Auto Receivables Asset Trust,
18,072	Series 2016-1, Class A3, 1.730%, 04/20/20	18,065
3,720	Series 2016-2, Class A2A, 1.320%, 01/20/19	3,719
	CarFinance Capital Auto Trust,
135	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	136
1,731	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	1,740
5,003	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	4,993
4,114	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	4,117
9,044	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.923%, 10/15/21 (e)	4,341
	CarMax Auto Owner Trust,
5,672	Series 2013-2, Class A4, 0.840%, 11/15/18	5,663
51	Series 2013-4, Class A3, 0.800%, 07/16/18	51
2,612	Series 2013-4, Class A4, 1.280%, 05/15/19	2,611
2,806	Series 2014-2, Class A3, 0.980%, 01/15/19	2,805

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

10,000	Carnow Auto Receivables Trust, Series 2016-1A, Class C, 5.110%, 02/15/21 (e)	10,043
	Chase Funding Trust,
1,614	Series 2003-4, Class 1A5, SUB, 5.321%, 05/25/33	1,657
2,491	Series 2003-6, Class 1A5, SUB, 5.124%, 11/25/34	2,580
4,246	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	4,338
28,332	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	28,365
	Citi Held For Asset Issuance,
11,258	Series 2015-PM1, Class B, 2.930%, 12/15/21 (e)	11,250
14,262	Series 2016-MF1, Class A, 4.480%, 08/15/22 (e)	14,406
16,032	Series 2016-PM1, Class A, 4.650%, 04/15/25 (e)	16,253
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,251
211	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	209
362	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 1.531%, 12/25/33	355
20,014	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.544%, 06/15/48 (e)	19,646
23,167	Colony American Homes, Series 2014-2A, Class A, VAR, 1.722%, 07/17/31 (e)	23,169
330	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	330
	Continental Airlines Pass-Through Trust,
261	Series 1999-2, Class A-1, 7.256%, 03/15/20	280
2,943	Series 2007-1, Class A, 5.983%, 04/19/22	3,281
	CPS Auto Receivables Trust,
1,631	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	1,623
888	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	888
6,350	Series 2014-B, Class C, 3.230%, 05/15/20 (e)	6,343
1,780	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	1,780

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
4,347	Series 2014-C, Class C, 3.770%, 08/17/20 (e)	4,361
4,249	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	4,249
4,000	Series 2014-D, Class C, 4.350%, 11/16/20 (e)	4,086
4,988	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	4,988
2,900	Series 2015-A, Class C, 4.000%, 02/16/21 (e)	2,915
17,274	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	17,277
16,500	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	16,549
5,849	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	5,893
9,608	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	9,644
5,922	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	5,936
2,456	Series 2016-B, Class B, 3.180%, 09/15/20 (e)	2,482
7,840	Series 2016-C, Class C, 3.270%, 06/15/22 (e)	7,845
	CPS Auto Trust,
1,449	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	1,449
847	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	846
16,065	Series 2017-A, Class A, 1.680%, 08/17/20 (e)	16,055
5,383	Series 2017-A, Class C, 3.310%, 12/15/22 (e)	5,428
3,060	Series 2017-A, Class D, 4.610%, 12/15/22 (e)	3,151
	Credit Acceptance Auto Loan Trust,
17,727	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	17,819
2,605	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	2,639
13,659	Series 2017-1A, Class A, 2.560%, 10/15/25 (e)	13,658
5,989	Series 2017-1A, Class B, 3.040%, 12/15/25 (e)	5,988
5,018	Series 2017-1A, Class C, 3.480%, 02/17/26 (e)	5,018
5,627	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	6,504

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	CWABS, Inc. Asset-Backed Certificates,
253	Series 2003-5, Class MF1, VAR, 5.325%, 01/25/34	253
10	Series 2004-1, Class 3A, VAR, 1.338%, 04/25/34	8
553	Series 2004-1, Class M1, VAR, 1.528%, 03/25/34	535
85	Series 2004-1, Class M2, VAR, 1.603%, 03/25/34	79
243	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.678%, 10/25/34	234
	Delta Air Lines Pass-Through Trust,
1,823	Series 2010-2, Class A, 4.950%, 05/23/19	1,905
710	Series 2011-1, Class A, 5.300%, 04/15/19	749
2,407	Series 2012-1, Class A, 4.750%, 05/07/20	2,522
	Drive Auto Receivables Trust,
12,065	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	12,280
1,956	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	1,957
14,251	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	14,436
6,588	Series 2015-CA, Class D, 4.200%, 09/15/21 (e)	6,717
2,640	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	2,709
13,085	Series 2016-AA, Class B, 3.170%, 05/15/20 (e)	13,160
16,810	Series 2016-AA, Class C, 3.910%, 05/17/21 (e)	17,127
3,182	Series 2016-BA, Class B, 2.560%, 06/15/20 (e)	3,198
23,204	Series 2016-CA, Class D, 4.180%, 03/15/24 (e)	23,626
	DT Auto Owner Trust,
12,166	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	12,284
5,682	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	5,685
5,904	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	5,906
5,808	Series 2016-2A, Class C, 3.670%, 01/18/22 (e)	5,893
7,434	Series 2016-4A, Class B, 2.020%, 08/17/20 (e)	7,411
12,831	Series 2016-4A, Class D, 3.770%, 10/17/22 (e)	12,863
17,503	Series 2017-1A, Class C, 2.700%, 11/15/22 (e)	17,499

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
6,265	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.630%, 02/22/22 (e)	6,235
2,631	Entergy Arkansas, Inc., 3.500%, 04/01/26	2,698
	Exeter Automobile Receivables Trust,
2,595	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	2,615
4,794	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	4,809
1,711	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	1,711
9,000	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	9,051
4,501	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	4,500
6,928	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	6,934
9,902	Series 2016-2A, Class A, 2.210%, 07/15/20 (e)	9,924
7,800	Series 2016-2A, Class B, 3.640%, 02/15/22 (e)	7,904
8,037	Series 2016-3A, Class B, 2.840%, 08/16/21 (e)	8,033
5,500	Series 2016-3A, Class C, 4.220%, 06/15/22 (e)	5,623
1,460	Federal Express Corp. Pass-Through Trust, Series 981A, 6.720%, 01/15/22	1,621
941	Fifth Third Auto Trust, Series 2014-3, Class A3, 0.960%, 03/15/19	940
	First Investors Auto Owner Trust,
3,338	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	3,340
2,916	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	2,917
2,933	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	3,006
11,603	Series 2016-1A, Class A1, 1.920%, 05/15/20 (e)	11,625
6,528	Series 2017-1A, Class A2, 2.200%, 03/15/22 (e)	6,527
7,127	Series 2017-1A, Class C, 2.950%, 04/17/23 (e)	7,127
	FirstKey Lending Trust,
29,072	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	28,925
11,055	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	10,999
	Flagship Credit Auto Trust,
187	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	187

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

2,220	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	2,222
3,501	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	3,499
7,359	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	7,418
3,958	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	3,996
7,459	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	7,457
12,896	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	12,930
5,299	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	5,379
5,163	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	5,325
19,654	Series 2016-1, Class A, 2.770%, 12/15/20 (e)	19,800
3,150	Series 2016-2, Class B, 3.840%, 09/15/22 (e)	3,210
21,080	Series 2016-2, Class C, 6.220%, 09/15/22 (e)	22,649
7,756	Ford Credit Auto Owner Trust, Series 2016-B, Class A3, 1.330%, 10/15/20	7,720
772	Freedom Trust, Series 2012-2, Class A24, VAR, 6.000%, 10/26/42 (e)	775
15,928	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	15,947
378	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	318
1,084	GLC II Trust, Series 2014-A, Class B, 6.000%, 12/18/20 (e)	1,062
	GLC Trust,
3,123	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	3,082
260	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	255
	GLS Auto Receivables Trust,
12,199	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	12,206
9,473	Series 2015-1A, Class B, 4.430%, 12/15/20 (e)	9,619
21,903	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	21,941
10,500	Series 2016-1A, Class C, 6.900%, 10/15/21 (e)	10,871
	GM Financial Automobile Leasing Trust,
9,438	Series 2015-1, Class A3, 1.530%, 09/20/18	9,448

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
4,191	Series 2015-1, Class A4, 1.730%, 06/20/19	4,199
2,904	GMAT Trust, Series 2013-1A, Class A, SUB, 6.967%, 11/25/43 (e)	2,911
	GO Financial Auto Securitization Trust,
6,385	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	6,358
4,503	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	4,507
6,857	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	6,814
	Green Tree Agency Advance Funding Trust I,
8,846	Series 2016-T1, Class AT1, 2.380%, 10/15/48 (e)	8,783
12,823	Series 2016-T1, Class BT1, 3.122%, 10/15/48 (e)	12,730
	GTP Acquisition Partners I LLC,
10,038	2.350%, 06/15/20 (e)	9,953
11,667	3.482%, 06/16/25 (e)	11,646
13,452	HERO Funding Trust, Series 2016-3A, Class A1, 3.080%, 09/20/42 (e)	13,259
18,475	Hero Residual Funding, (Cayman Islands), Series 2016-1R, Class A1, 4.500%, 09/21/42 (e)	18,292
6,000	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.660%, 12/27/28 (e)	5,999
564	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.978%, 03/25/36	523
1,334	Honda Auto Receivables Owner Trust, Series 2014-2, Class A3, 0.770%, 03/19/18	1,333
	HSBC Home Equity Loan Trust USA,
98	Series 2007-1, Class AS, VAR, 0.981%, 03/20/36	98
1,803	Series 2007-3, Class APT, VAR, 1.981%, 11/20/36	1,800
	Hyundai Auto Receivables Trust,
2,292	Series 2014-B, Class A3, 0.900%, 12/17/18	2,290
8,662	Series 2015-B, Class A3, 1.120%, 11/15/19	8,647
6,560	Series 2016-A, Class A3, 1.560%, 09/15/20	6,556
7,926	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.772%, 06/17/31 (e)	7,926
10,270	Kabbage Funding Resecuritization Trust, Series 2014-1RT, Class A22, VAR, 3.525%, 03/08/18 (e)	10,270

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	KGS-Alpha SBA COOF Trust,
65,462	Series 2012-2, Class A, IO, VAR, 0.829%, 08/25/38 (e)	1,357
16,431	Series 2012-3, Class A, IO, VAR, 1.357%, 09/25/26 (e)	289
92,928	Series 2012-4, Class A, IO, VAR, 1.061%, 09/25/37 (e)	2,845
48,531	Series 2013-2, Class A, IO, VAR, 1.630%, 03/25/39 (e)	2,004
	LendingClub Issuance Trust,
8,468	Series 2016-NP1, Class A, 3.750%, 06/15/22 (e)	8,504
9,853	Series 2016-NP2, Class A, 3.000%, 01/17/23 (e)	9,870
20,739	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	21,227
	Long Beach Mortgage Loan Trust,
3,147	Series 2004-1, Class M1, VAR, 1.528%, 02/25/34	3,045
460	Series 2004-3, Class M1, VAR, 1.633%, 07/25/34	445
380	Series 2006-WL2, Class 2A3, VAR, 0.978%, 01/25/36	376
	LV Tower 52 Issuer,
48,000	Series 2013-1, Class A, 5.750%, 02/15/23 (e)	47,299
17,190	Series 2013-1, Class M, 7.750%, 02/15/23 (e)	16,755
	Mariner Finance Issuance Trust,
18,601	Series 2017-AA, Class A, 3.620%, 02/20/29 (e)	18,658
7,750	Series 2017-AA, Class B, 4.740%, 02/20/29 (e)	7,748
6,500	Series 2017-AA, Class C, 6.730%, 02/20/29 (e)	6,555
19,313	Marlette Funding Trust, Series 2016-1A, Class A, 3.060%, 01/17/23 (e)	19,362
3,200	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	3,199
7,751	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	8,082
	Mid-State Capital Trust,
3,602	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	3,682
6,483	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	6,847
18,287	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.190%, 11/25/22 (e)	18,439

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Nationstar HECM Loan Trust,
538	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	539
5,281	Series 2016-1A, Class A, 2.981%, 02/25/26 (e)	5,273
8,828	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	8,783
4,846	Series 2016-2A, Class A, 2.239%, 06/25/26 (e)	4,882
6,655	Series 2016-3A, Class A, 2.013%, 08/25/26 (e)	6,699
2,378	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.178%, 11/25/33	2,404
15,120	New Residential Advance Receivables Trust Advance, Series 2016-T2, Class AT2, 2.575%, 10/15/49 (e)	14,954
	NRPL Trust,
12,985	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	12,895
12,500	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	12,455
32,316	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	32,329
7,000	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	6,826
9,747	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.751%, 06/15/49 (e)	9,730
	Ocwen Master Advance Receivables Trust,
20,536	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	20,523
3,921	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	3,942
3,894	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	3,893
14,999	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	15,051
9,662	Series 2016-T1, Class AT1, 2.521%, 08/17/48 (e)	9,601
4,384	Series 2016-T1, Class DT1, 4.246%, 08/17/48 (e)	4,333
	OnDeck Asset Securitization Trust II LLC,
14,247	Series 2016-1A, Class A, 4.210%, 05/17/20 (e)	14,229
7,826	Series 2016-1A, Class B, 7.630%, 05/17/20 (e)	7,887
	OneMain Direct Auto Receivables Trust,
14,685	Series 2016-1A, Class A, 2.040%, 01/15/21 (e)	14,691

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

11,557	Series 2016-1A, Class C, 4.580%, 09/15/21 (e)	11,794
	OneMain Financial Issuance Trust,
8,356	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	8,358
3,571	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	3,580
20,267	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	20,280
11,466	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	11,450
28,767	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	29,022
10,800	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	10,816
56,051	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	56,009
11,620	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	11,477
21,450	Series 2016-1A, Class A, 3.660%, 02/20/29 (e)	21,789
12,500	Series 2016-1A, Class C, 6.000%, 02/20/29 (e)	12,794
5,675	Series 2016-2A, Class B, 5.940%, 03/20/28 (e)	5,954
30,435	Series 2016-2A, Class C, SUB, 5.670%, 03/20/28 (e)	30,663
	Oportun Funding II LLC,
29,486	Series 2016-A, Class A, 4.700%, 03/08/21 (e)	30,017
11,354	Series 2016-A, Class B, 6.410%, 03/08/21 (e)	11,581
	Oportun Funding III LLC,
24,511	Series 2016-B, Class A, 3.690%, 07/08/21 (e)	24,594
2,677	Series 2016-B, Class B, 5.160%, 07/08/21 (e)	2,668
1,540	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	1,529
	Progreso Receivables Funding IV LLC,
13,022	Series 2015-B, Class A, 3.000%, 07/28/20 (e)	13,022
6,046	Series 2015-B, Class B, 5.000%, 07/28/20 (e)	6,076
	Progress Residential Trust,
26,526	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	26,423
7,295	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	7,245

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
16,110	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	16,023
8,917	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	8,896
32,570	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	32,737
3,041	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	3,125
4,000	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	4,176
	Purchasing Power Funding LLC,
28,000	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	28,280
6,966	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	7,035
22,980	Series 2016-A, VAR, 5.506%, 02/27/19	22,980
	RAMP Trust,
561	Series 2004-RS11, Class M1, VAR, 1.708%, 11/25/34	561
2,574	Series 2006-RZ1, Class A3, VAR, 1.078%, 03/25/36	2,570
	RASC Trust,
39	Series 2002-KS4, Class AIIB, VAR, 1.278%, 07/25/32	36
44	Series 2003-KS5, Class AIIB, VAR, 1.358%, 07/25/33	40
53	Series 2003-KS9, Class A2B, VAR, 1.418%, 11/25/33	44
3,000	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.685%, 10/25/47 (e)	3,002
97	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	45
59,395	Rice Park Financing Trust, Series 2016-A, Class A, SUB, 4.625%, 10/31/41 (e)	59,246
	Santander Drive Auto Receivables Trust,
1,064	Series 2015-3, Class A3, 1.490%, 06/17/19	1,065
1,695	Series 2015-4, Class A3, 1.580%, 09/16/19	1,696
2,848	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	2,846
2,290	Series 2016-1, Class A2A, 1.410%, 07/15/19	2,291
8,849	Series 2016-1, Class A3, 1.620%, 03/16/20	8,857
778	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	785

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

643	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.451%, 01/25/36	490
3,144	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.850%, 01/18/22 (e)	3,163
2,160	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	2,164
15,127	SoFi Consumer Loan Program LLC, Series 2016-2A, Class A, 3.090%, 10/27/25 (e)	15,116
25,570	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 04/25/29 (e)	25,690
	Springleaf Funding Trust,
38,406	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	38,729
8,805	Series 2015-AA, Class B, 3.620%, 11/15/24 (e)	8,782
16,735	Series 2016-AA, Class B, 3.800%, 11/15/29 (e)	16,677
19,015	Sprint Spectrum Co. LLC, 3.360%, 09/20/21 (e)	19,063
12,705	Spruce ABS Trust, Series 2016-E1, Class A, 4.320%, 06/15/28 (e)	12,525
1,619	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T3, Class CT3, 3.910%, 07/15/47 (e)	1,628
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
500	Series 2002-AL1, Class A2, 3.450%, 02/25/32	498
1,047	Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,038
1,648	Series 2004-6XS, Class A5A, SUB, 6.030%, 03/25/34	1,655
1,318	Series 2004-6XS, Class A5B, SUB, 6.050%, 03/25/34	1,340
5,952	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	5,950
3,481	Tidewater Auto Receivables Trust, Series 2014-AA, Class C, 2.560%, 08/15/19 (e)	3,491
23,536	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.720%, 10/15/18 (e)	23,506
30,385	Tricolor Auto Securitization Trust, Series 2017-1, Class A, 5.090%, 07/15/19 (e)	30,385

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Tricon American Homes Trust,
5,647	Series 2015-SFR1, Class A, VAR, 2.022%, 05/17/32 (e)	5,656
14,468	Series 2016-SFR1, Class A, 2.589%, 11/17/33 (e)	14,121
	Union Pacific Railroad Co. Pass-Through Trust,
3,380	2.695%, 05/12/27	3,237
145	Series 03-1, 4.698%, 01/02/24	154
6,874	United Airlines Pass-Through Trust, Series 2016-1, Class A, 3.450%, 07/07/28	6,772
	United Auto Credit Securitization Trust,
2,793	Series 2016-1, Class B, 2.730%, 05/15/18 (e)	2,797
6,000	Series 2016-1, Class C, 3.550%, 08/15/19 (e)	6,038
	US Residential Opportunity Fund III Trust,
15,366	Series 2016-1III, Class A, SUB, 3.475%, 07/27/36 (e)	15,293
19,630	Series 2016-2III, Class A, SUB, 3.475%, 08/27/36 (e)	19,520
11,210	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	11,220
2,394	Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 01/20/21 (e)	2,375
3,155	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	3,149
37,065	VOLT L LLC, Series 2016-NP10, Class A1, SUB, 3.500%, 09/25/46 (e)	36,882
15,899	VOLT LIII LLC, Series 2016-NP13, Class A1, SUB, 3.875%, 12/26/46 (e)	15,948
18,083	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.500%, 02/25/47 (e)	18,083
2,934	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	2,938
	VOLT XIX LLC,
4,031	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	4,039
2,600	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	2,571
10,748	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	10,814
6,019	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	6,047
15,327	VOLT XLVI LLC, Series 2016-NPL6, Class A1, SUB, 3.844%, 06/25/46 (e)	15,369
9,889	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	9,886

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	VOLT XXII LLC,
6,692	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	6,708
6,160	Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	6,024
10,070	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	10,088
37,678	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	37,673
	VOLT XXVI LLC,
10,584	Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	10,578
9,201	Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	9,078
19,114	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	19,095
	VOLT XXX LLC,
9,772	Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	9,805
9,984	Series 2015-NPL1, Class A2, SUB, 4.750%, 10/25/57 (e)	9,974
9,382	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	9,390
10,201	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	10,220
22,773	VOLT XXXIV LLC, Series 2015-NPL7, Class A1, SUB, 3.250%, 02/25/55 (e)	22,743
30,542	VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	30,410
9,214	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	9,228
	Westgate Resorts LLC,
1,401	Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	1,399
2,539	Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	2,515
	Westlake Automobile Receivables Trust,
13,794	Series 2016-2A, Class A2, 1.570%, 06/17/19 (e)	13,803
4,000	Series 2016-3A, Class D, 3.580%, 01/18/22 (e)	3,990
	World Omni Auto Receivables Trust,
37	Series 2013-B, Class A3, 0.830%, 08/15/18	38
1,398	Series 2013-B, Class A4, 1.320%, 01/15/20	1,398

	Total Asset-Backed Securities (Cost $3,120,258)	3,128,534

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 13.2%
18,677	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	18,669
9,103	Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	9,086
	Alternative Loan Trust,
111	Series 2002-12, Class PO, PO, 11/25/32	84
8,082	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	8,035
2,306	Series 2005-1CB, Class 1A6, IF, IO, 6.322%, 03/25/35	440
7,538	Series 2005-20CB, Class 3A8, IF, IO, 3.972%, 07/25/35	1,005
7,434	Series 2005-22T1, Class A2, IF, IO, 4.292%, 06/25/35	1,012
3,170	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	3,056
103	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	81
25,263	Series 2005-37T1, Class A2, IF, IO, 4.272%, 09/25/35	3,559
3,304	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,055
13,058	Series 2005-54CB, Class 1A2, IF, IO, 4.072%, 11/25/35	1,445
42	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	43
1,353	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,283
2,481	Series 2005-J1, Class 1A4, IF, IO, 4.322%, 02/25/35	112
234	American General Mortgage Loan Trust, Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	241
	Angel Oak Mortgage Trust LLC,
5,703	Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	5,728
4,533	Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	4,536
	ASG Resecuritization Trust,
152	Series 2009-1, Class A60, VAR, 2.608%, 06/26/37 (e)	151
5,665	Series 2009-3, Class A65, VAR, 2.493%, 03/26/37 (e)	5,649
1,387	Series 2010-2, Class A60, VAR, 2.468%, 01/28/37 (e)	1,383
3,846	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	3,167
3,069	Series 2011-1, Class 3A50, VAR, 3.332%, 11/28/35 (e)	3,042

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Banc of America Alternative Loan Trust,
2,959	Series 2003-11, Class 1A1, 6.000%, 01/25/34	3,030
2,216	Series 2003-11, Class 2A1, 6.000%, 01/25/34	2,273
341	Series 2003-11, Class PO, PO, 01/25/34	269
719	Series 2004-1, Class 1A1, 6.000%, 02/25/34	763
200	Series 2004-1, Class 5A1, 5.500%, 02/25/19	200
71	Series 2004-6, Class 15PO, PO, 07/25/19	67
436	Series 2004-8, Class 3A1, 5.500%, 09/25/19	428
539	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	503
1,570	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	372
	Banc of America Funding Trust,
367	Series 2004-1, Class PO, PO, 03/25/34	292
527	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	545
854	Series 2004-C, Class 1A1, VAR, 3.194%, 12/20/34	840
449	Series 2005-6, Class 2A7, 5.500%, 10/25/35	431
337	Series 2005-7, Class 30PO, PO, 11/25/35	258
131	Series 2005-8, Class 30PO, PO, 01/25/36	97
813	Series 2005-E, Class 4A1, VAR, 3.113%, 03/20/35	817
241	Series 2006-1, Class XPO, PO, 01/25/36	186
1,112	Series 2010-R11A, Class 1A6, VAR, 4.959%, 08/26/35 (e)	1,112
	Banc of America Mortgage Trust,
205	Series 2003-C, Class 3A1, VAR, 3.181%, 04/25/33	207
1,374	Series 2003-E, Class 2A2, VAR, 3.277%, 06/25/33	1,372
1	Series 2004-1, Class APO, PO, 02/25/34	1
276	Series 2004-3, Class 15IO, IO, VAR, 0.235%, 04/25/19	1
35	Series 2004-4, Class APO, PO, 05/25/34	29
545	Series 2004-5, Class 2A2, 5.500%, 06/25/34	552
78	Series 2004-5, Class 4A1, 4.750%, 06/25/19	78
217	Series 2004-9, Class 3A1, 6.500%, 09/25/32	225
2	Series 2004-9, Class 3PO, PO, 09/25/32	2
721	Series 2004-J, Class 3A1, VAR, 3.658%, 11/25/34	711

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
390	Series 2005-1, Class 2A1, 5.000%, 02/25/20	395
	BCAP LLC Trust,
1,297	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	1,328
132	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	131
566	Series 2009-RR14, Class 3A2, VAR, 2.932%, 08/26/35 (e)	566
83	Series 2010-RR5, Class 2A5, VAR, 5.402%, 04/26/37 (e)	82
269	Series 2010-RR7, Class 1A5, VAR, 3.193%, 04/26/35 (e)	268
9,810	Series 2010-RR7, Class 2A1, VAR, 2.734%, 07/26/45 (e)	9,762
1,566	Series 2010-RR8, Class 3A4, VAR, 3.095%, 05/26/35 (e)	1,558
303	Series 2010-RR12, Class 2A5, VAR, 3.266%, 01/26/36 (e)	301
200	Series 2010-RR12, Class 4A5, VAR, 3.230%, 10/26/36 (e)	200
346	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	346
3,239	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	3,253
68	Series 2011-RR5, Class 11A3, VAR, 0.906%, 05/28/36 (e)	68
1,070	Series 2012-RR1, Class 5A1, VAR, 9.874%, 07/26/37 (e)	1,094
2,326	Series 2012-RR3, Class 2A5, VAR, 2.469%, 05/26/37 (e)	2,326
775	Series 2012-RR4, Class 8A3, VAR, 1.011%, 06/26/47 (e)	770
2,255	Series 2012-RR10, Class 1A1, VAR, 1.008%, 02/26/37 (e)	2,208
1,666	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 1.278%, 03/25/35	1,635
	Bear Stearns ARM Trust,
1,355	Series 2003-2, Class A5, VAR, 2.996%, 11/25/07 (e)	1,365
187	Series 2003-7, Class 3A, VAR, 2.938%, 10/25/33	183
819	Series 2004-2, Class 14A, VAR, 3.434%, 05/25/34	814
4,319	Series 2005-5, Class A1, VAR, 2.580%, 08/25/35	4,376
3,775	Series 2006-1, Class A1, VAR, 2.910%, 02/25/36	3,757
219	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/33	199

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

78	Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/34	65
	Chase Mortgage Finance Trust,
774	Series 2007-A1, Class 1A3, VAR, 3.249%, 02/25/37	768
1,571	Series 2007-A1, Class 2A1, VAR, 3.101%, 02/25/37	1,573
219	Series 2007-A1, Class 7A1, VAR, 3.128%, 02/25/37	220
1,009	Series 2007-A1, Class 9A1, VAR, 3.268%, 02/25/37	1,002
593	Series 2007-A2, Class 1A1, VAR, 3.112%, 07/25/37	589
953	Series 2007-A2, Class 2A1, VAR, 3.193%, 07/25/37	951
	CHL Mortgage Pass-Through Trust,
152	Series 2002-18, Class PO, PO, 11/25/32	132
392	Series 2004-3, Class A26, 5.500%, 04/25/34	393
266	Series 2004-3, Class A4, 5.750%, 04/25/34	265
1,902	Series 2004-5, Class 1A4, 5.500%, 06/25/34	1,964
124	Series 2004-7, Class 2A1, VAR, 2.978%, 06/25/34	122
435	Series 2004-8, Class 2A1, 4.500%, 06/25/19	441
208	Series 2004-HYB1, Class 2A, VAR, 3.248%, 05/20/34	198
1,053	Series 2004-HYB3, Class 2A, VAR, 2.796%, 06/20/34	1,004
647	Series 2004-HYB6, Class A3, VAR, 3.094%, 11/20/34	624
53	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	53
323	Series 2005-14, Class A2, 5.500%, 07/25/35	308
160	Series 2005-16, Class A23, 5.500%, 09/25/35	150
2,527	Series 2005-22, Class 2A1, VAR, 3.167%, 11/25/35	2,151
	Citicorp Mortgage Securities Trust,
89	Series 2006-1, Class 2A1, 5.000%, 02/25/21	91
752	Series 2006-4, Class 1A2, 6.000%, 08/25/36	754
	Citigroup Global Markets Mortgage Securities VII, Inc.,
1,705	Series 2003-HYB1, Class A, VAR, 3.240%, 09/25/33	1,698

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	33

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
9	Series 2003-UP2, Class PO1, PO, 12/25/18	8
	Citigroup Mortgage Loan Trust,
3,260	Series 2008-AR4, Class 1A1A, VAR, 3.567%, 11/25/38 (e)	3,259
900	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	907
535	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	544
4,010	Series 2009-10, Class 1A1, VAR, 2.782%, 09/25/33 (e)	4,051
2,006	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	2,052
1,583	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	1,593
301	Series 2010-3, Class 4A1, VAR, 2.910%, 02/25/36 (e)	300
51	Series 2010-7, Class 10A1, VAR, 3.102%, 02/25/35 (e)	50
1,164	Series 2010-10, Class 2A1, VAR, 3.049%, 02/25/36 (e)	1,172
4,040	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58 (e)	3,914
	Citigroup Mortgage Loan Trust, Inc.,
416	Series 2003-1, Class 2A5, 5.250%, 10/25/33	421
73	Series 2003-1, Class 2A6, PO, 10/25/33	66
65	Series 2003-1, Class PO2, PO, 10/25/33	53
78	Series 2003-1, Class PO3, PO, 09/25/33	70
71	Series 2003-UP3, Class A3, 7.000%, 09/25/33	71
157	Series 2003-UST1, Class A1, 5.500%, 12/25/18	157
34	Series 2003-UST1, Class PO1, PO, 12/25/18	34
11	Series 2003-UST1, Class PO3, PO, 12/25/18	11
470	Series 2004-UST1, Class A6, VAR, 2.873%, 08/25/34	454
309	Series 2005-1, Class 2A1A, VAR, 3.086%, 02/25/35	225
1,443	Series 2005-2, Class 2A11, 5.500%, 05/25/35	1,475
900	Series 2005-5, Class 1A2, VAR, 3.892%, 08/25/35	631
8,628	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 12/25/47 (d)	926
	Credit Suisse First Boston Mortgage Securities Corp.,
7	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	8

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

1,051	Series 2003-1, Class DB1, VAR, 6.732%, 02/25/33	1,068
956	Series 2003-21, Class 1A4, 5.250%, 09/25/33	980
607	Series 2003-23, Class 1P, PO, 10/25/33	501
101	Series 2003-23, Class 2A5, 5.000%, 10/25/18	101
17	Series 2003-25, Class 2A1, 4.500%, 10/25/18	16
1,347	Series 2003-27, Class 5A3, 5.250%, 11/25/33	1,366
558	Series 2003-27, Class 5A4, 5.250%, 11/25/33	565
494	Series 2003-AR15, Class 3A1, VAR, 3.263%, 06/25/33	491
829	Series 2004-4, Class 2A4, 5.500%, 09/25/34	864
450	Series 2004-5, Class 3A1, 5.250%, 08/25/19	455
8	Series 2004-5, Class 5P, PO, 08/25/19	8
1,423	Series 2004-8, Class 1A4, 5.500%, 12/25/34	1,484
209	Series 2005-9, Class AP, PO, 10/25/35	152
2,989	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	112
149	Series 2005-10, Class AP, PO, 11/25/35	93
588	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	591
	CSMC,
19,293	Series 2010-11R, Class A6, VAR, 1.781%, 06/28/47 (e)	19,176
1,723	Series 2010-17R, Class 1A1, VAR, 3.050%, 06/26/36 (e)	1,739
1,702	Series 2011-16R, Class 7A3, VAR, 3.048%, 12/27/36 (e)	1,706
332	Series 2011-6R, Class 3A1, VAR, 3.522%, 07/28/36 (e)	331
823	Series 2012-2R, Class 2A1, VAR, 2.873%, 03/27/47 (e)	822
586	Series 2012-3R, Class 1A1, VAR, 2.774%, 07/27/37 (e)	587
248	CVS Pass-Through Trust, 8.353%, 07/10/31 (e)	322
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
475	Series 2005-1, Class 2A1, VAR, 5.872%, 02/25/20	479
627	Series 2005-3, Class 1A1, VAR, 5.604%, 06/25/20	626

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
10		Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	10
		FHLMC — GNMA,
137		Series 8, Class ZA, 7.000%, 03/25/23	149
92		Series 24, Class ZE, 6.250%, 11/25/23	100
664		Series 29, Class L, 7.500%, 04/25/24	740
		FHLMC Reference REMIC,
4,513		Series R006, Class ZA, 6.000%, 04/15/36	5,159
6,335		Series R007, Class ZA, 6.000%, 05/15/36	7,119
		FHLMC REMIC,
2		Series 22, Class C, 9.500%, 04/15/20	2
4		Series 23, Class F, 9.600%, 04/15/20	5
1		Series 46, Class B, 7.800%, 09/15/20	1
1		Series 47, Class F, 10.000%, 06/15/20	1
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
4		Series 99, Class Z, 9.500%, 01/15/21	4
15		Series 114, Class H, 6.950%, 01/15/21	16
—	(h)	Series 204, Class E, HB, IF, 1,735.366%, 05/15/23	1
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
3		Series 1065, Class J, 9.000%, 04/15/21	4
1		Series 1079, Class S, HB, IF, 31.382%, 05/15/21	1
2		Series 1084, Class F, VAR, 1.720%, 05/15/21	2
2		Series 1084, Class S, HB, IF, 41.760%, 05/15/21	2
4		Series 1116, Class I, 5.500%, 08/15/21	5
22		Series 1144, Class KB, 8.500%, 09/15/21	24
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,104.543%, 01/15/22	2
9		Series 1206, Class IA, 7.000%, 03/15/22	10
13		Series 1250, Class J, 7.000%, 05/15/22	14
40		Series 1343, Class LA, 8.000%, 08/15/22	45
16		Series 1343, Class LB, 7.500%, 08/15/22	18
28		Series 1370, Class JA, VAR, 1.920%, 09/15/22	29
27		Series 1455, Class WB, IF, 4.290%, 12/15/22	28
262		Series 1466, Class PZ, 7.500%, 02/15/23	291
4		Series 1470, Class F, VAR, 1.599%, 02/15/23	4
44		Series 1491, Class I, 7.500%, 04/15/23	49

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

142	Series 1498, Class I, VAR, 1.920%, 04/15/23	145
216	Series 1502, Class PX, 7.000%, 04/15/23	238
23	Series 1505, Class Q, 7.000%, 05/15/23	25
100	Series 1518, Class G, IF, 8.362%, 05/15/23	113
19	Series 1541, Class M, HB, IF, 25.120%, 07/15/23	27
91	Series 1541, Class O, VAR, 1.780%, 07/15/23	90
5	Series 1570, Class F, VAR, 2.099%, 08/15/23	6
186	Series 1573, Class PZ, 7.000%, 09/15/23	205
102	Series 1591, Class PV, 6.250%, 10/15/23	111
46	Series 1602, Class SA, HB, IF, 20.248%, 10/15/23	64
617	Series 1608, Class L, 6.500%, 09/15/23	694
242	Series 1642, Class PJ, 6.000%, 11/15/23	262
90	Series 1658, Class GZ, 7.000%, 01/15/24	100
14	Series 1671, Class L, 7.000%, 02/15/24	17
19	Series 1671, Class QC, IF, 10.000%, 02/15/24	26
11	Series 1686, Class SH, IF, 17.505%, 02/15/24	14
81	Series 1695, Class EB, 7.000%, 03/15/24	90
16	Series 1699, Class FC, VAR, 1.370%, 03/15/24	16
107	Series 1700, Class GA, PO, 02/15/24	103
426	Series 1706, Class K, 7.000%, 03/15/24	471
8	Series 1709, Class FA, VAR, 1.580%, 03/15/24	7
296	Series 1720, Class PL, 7.500%, 04/15/24	329
280	Series 1737, Class L, 6.000%, 06/15/24	318
60	Series 1745, Class D, 7.500%, 08/15/24	68
225	Series 1798, Class F, 5.000%, 05/15/23	239
4	Series 1807, Class G, 9.000%, 10/15/20	4
42	Series 1829, Class ZB, 6.500%, 03/15/26	45
282	Series 1863, Class Z, 6.500%, 07/15/26	318
52	Series 1865, Class D, PO, 02/15/24	46
40	Series 1890, Class H, 7.500%, 09/15/26	46
117	Series 1899, Class ZE, 8.000%, 09/15/26	136
265	Series 1927, Class PH, 7.500%, 01/15/27	305
202	Series 1927, Class ZA, 6.500%, 01/15/27	227
7	Series 1935, Class FL, VAR, 1.470%, 02/15/27	8
96	Series 1963, Class Z, 7.500%, 01/15/27	111
11	Series 1970, Class PG, 7.250%, 07/15/27	13
239	Series 1981, Class Z, 6.000%, 05/15/27	262

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	35

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
148	Series 1983, Class Z, 6.500%, 12/15/23	160
97	Series 1987, Class PE, 7.500%, 09/15/27	113
139	Series 2019, Class Z, 6.500%, 12/15/27	156
457	Series 2033, Class J, 5.600%, 06/15/23	488
53	Series 2033, Class SN, HB, IF, 28.740%, 03/15/24	22
157	Series 2038, Class PN, IO, 7.000%, 03/15/28	31
491	Series 2040, Class PE, 7.500%, 03/15/28	569
167	Series 2054, Class PV, 7.500%, 05/15/28	193
9	Series 2056, Class TD, 6.500%, 05/15/18	9
248	Series 2063, Class PG, 6.500%, 06/15/28	281
30	Series 2064, Class TE, 7.000%, 06/15/28	35
102	Series 2070, Class C, 6.000%, 07/15/28	112
493	Series 2075, Class PH, 6.500%, 08/15/28	539
527	Series 2075, Class PM, 6.250%, 08/15/28	579
95	Series 2086, Class GB, 6.000%, 09/15/28	107
191	Series 2089, Class PJ, IO, 7.000%, 10/15/28	22
446	Series 2095, Class PE, 6.000%, 11/15/28	507
849	Series 2106, Class ZD, 6.000%, 12/15/28	931
1,160	Series 2110, Class PG, 6.000%, 01/15/29	1,324
249	Series 2125, Class JZ, 6.000%, 02/15/29	276
1,294	Series 2126, Class CB, 6.250%, 02/15/29	1,442
33	Series 2132, Class SB, HB, IF, 27.170%, 03/15/29	55
9	Series 2134, Class PI, IO, 6.500%, 03/15/19	—	(h)
18	Series 2141, Class IO, IO, 7.000%, 04/15/29	2
81	Series 2163, Class PC, IO, 7.500%, 06/15/29	10
1,024	Series 2169, Class TB, 7.000%, 06/15/29	1,170
507	Series 2172, Class QC, 7.000%, 07/15/29	585
277	Series 2176, Class OJ, 7.000%, 08/15/29	318
1	Series 2196, Class TL, 7.500%, 11/15/29	2
234	Series 2201, Class C, 8.000%, 11/15/29	270
12	Series 2204, Class GB, VAR, 8.000%, 12/20/29	12
523	Series 2208, Class PG, 7.000%, 01/15/30	606
144	Series 2209, Class TC, 8.000%, 01/15/30	171
495	Series 2210, Class Z, 8.000%, 01/15/30	590
89	Series 2224, Class CB, 8.000%, 03/15/30	105
136	Series 2230, Class Z, 8.000%, 04/15/30	162
102	Series 2234, Class PZ, 7.500%, 05/15/30	121
101	Series 2247, Class Z, 7.500%, 08/15/30	119
271	Series 2256, Class MC, 7.250%, 09/15/30	318

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

338	Series 2259, Class ZM, 7.000%, 10/15/30	392
7	Series 2261, Class ZY, 7.500%, 10/15/30	8
30	Series 2262, Class Z, 7.500%, 10/15/30	36
347	Series 2271, Class PC, 7.250%, 12/15/30	403
282	Series 2283, Class K, 6.500%, 12/15/23	308
184	Series 2296, Class PD, 7.000%, 03/15/31	212
62	Series 2306, Class K, PO, 05/15/24	59
149	Series 2306, Class SE, IF, IO, 8.170%, 05/15/24	28
106	Series 2313, Class LA, 6.500%, 05/15/31	122
203	Series 2325, Class PM, 7.000%, 06/15/31	235
399	Series 2332, Class ZH, 7.000%, 07/15/31	462
96	Series 2333, Class HC, 6.000%, 07/15/31	108
2,366	Series 2344, Class ZD, 6.500%, 08/15/31	2,753
240	Series 2344, Class ZJ, 6.500%, 08/15/31	268
190	Series 2345, Class NE, 6.500%, 08/15/31	215
34	Series 2347, Class VP, 6.500%, 03/15/20	35
224	Series 2351, Class PZ, 6.500%, 08/15/31	254
416	Series 2359, Class ZB, 8.500%, 06/15/31	484
215	Series 2367, Class ME, 6.500%, 10/15/31	243
201	Series 2388, Class FB, VAR, 1.370%, 01/15/29	205
242	Series 2399, Class OH, 6.500%, 01/15/32	268
380	Series 2399, Class TH, 6.500%, 01/15/32	418
457	Series 2410, Class NG, 6.500%, 02/15/32	510
260	Series 2410, Class OE, 6.375%, 02/15/32	287
489	Series 2410, Class QS, IF, 17.498%, 02/15/32	738
191	Series 2410, Class QX, IF, IO, 7.880%, 02/15/32	48
520	Series 2412, Class SP, IF, 14.560%, 02/15/32	661
1,247	Series 2418, Class FO, VAR, 1.670%, 02/15/32	1,275
416	Series 2420, Class XK, 6.500%, 02/15/32	459
376	Series 2423, Class MC, 7.000%, 03/15/32	439
473	Series 2423, Class MT, 7.000%, 03/15/32	549
528	Series 2423, Class TB, 6.500%, 03/15/32	593
1	Series 2425, Class OB, 6.000%, 03/15/17	1
610	Series 2430, Class WF, 6.500%, 03/15/32	695
828	Series 2434, Class TC, 7.000%, 04/15/32	953
1,395	Series 2434, Class ZA, 6.500%, 04/15/32	1,579
902	Series 2435, Class CJ, 6.500%, 04/15/32	1,040
290	Series 2436, Class MC, 7.000%, 04/15/32	330
148	Series 2441, Class GF, 6.500%, 04/15/32	171
381	Series 2444, Class ES, IF, IO, 7.180%, 03/15/32	94

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
363	Series 2450, Class GZ, 7.000%, 05/15/32	425
249	Series 2450, Class SW, IF, IO, 7.230%, 03/15/32	55
513	Series 2455, Class GK, 6.500%, 05/15/32	579
422	Series 2458, Class ZM, 6.500%, 06/15/32	471
317	Series 2466, Class DH, 6.500%, 06/15/32	358
541	Series 2466, Class PH, 6.500%, 06/15/32	614
448	Series 2474, Class NR, 6.500%, 07/15/32	506
939	Series 2475, Class S, IF, IO, 7.230%, 02/15/32	225
648	Series 2484, Class LZ, 6.500%, 07/15/32	742
2	Series 2488, Class WS, IF, 15.026%, 08/15/17	2
719	Series 2500, Class MC, 6.000%, 09/15/32	815
16	Series 2508, Class AQ, 5.500%, 10/15/17	16
768	Series 2512, Class PG, 5.500%, 10/15/22	836
250	Series 2535, Class BK, 5.500%, 12/15/22	266
81	Series 2537, Class TE, 5.500%, 12/15/17	82
42	Series 2543, Class LX, 5.000%, 12/15/17	42
1,124	Series 2543, Class YX, 6.000%, 12/15/32	1,248
624	Series 2544, Class HC, 6.000%, 12/15/32	713
26	Series 2549, Class ZG, 5.000%, 01/15/18	26
773	Series 2552, Class ME, 6.000%, 01/15/33	886
570	Series 2567, Class QD, 6.000%, 02/15/33	650
642	Series 2571, Class FY, VAR, 1.520%, 12/15/32	648
78	Series 2571, Class SK, HB, IF, 31.179%, 09/15/23	125
379	Series 2571, Class SY, IF, 16.752%, 12/15/32	508
2,739	Series 2575, Class ME, 6.000%, 02/15/33	2,966
1,270	Series 2586, Class HD, 5.500%, 03/15/23	1,403
315	Series 2586, Class WI, IO, 6.500%, 03/15/33	60
1,273	Series 2595, Class HC, 5.500%, 04/15/23	1,415
482	Series 2596, Class QG, 6.000%, 03/15/33	521
58	Series 2611, Class UH, 4.500%, 05/15/18	59
88	Series 2626, Class NS, IF, IO, 5.780%, 06/15/23	2
1,039	Series 2631, Class SA, IF, 13.438%, 06/15/33	1,356
510	Series 2636, Class Z, 4.500%, 06/15/18	517
86	Series 2637, Class SA, IF, IO, 5.330%, 06/15/18	2
111	Series 2638, Class DS, IF, 7.830%, 07/15/23	121
4	Series 2642, Class SL, IF, 6.410%, 07/15/33	5

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

27	Series 2650, Class PO, PO, 12/15/32	27
295	Series 2650, Class SO, PO, 12/15/32	288
512	Series 2651, Class VZ, 4.500%, 07/15/18	519
8,854	Series 2653, Class PZ, 5.000%, 07/15/33	9,866
321	Series 2671, Class S, IF, 13.347%, 09/15/33	413
281	Series 2692, Class SC, IF, 11.747%, 07/15/33	344
2,890	Series 2709, Class PG, 5.000%, 11/15/23	3,087
714	Series 2710, Class HB, 5.500%, 11/15/23	777
295	Series 2720, Class PC, 5.000%, 12/15/23	317
2,410	Series 2722, Class PF, VAR, 1.370%, 12/15/33	2,425
8,877	Series 2733, Class SB, IF, 7.317%, 10/15/33	9,765
150	Series 2744, Class PE, 5.500%, 02/15/34	157
132	Series 2744, Class TU, 5.500%, 05/15/32	133
234	Series 2748, Class KO, PO, 10/15/23	230
283	Series 2758, Class AO, PO, 03/15/19	278
159	Series 2780, Class SY, IF, 14.806%, 11/15/33	216
2,359	Series 2802, Class OH, 6.000%, 05/15/34	2,539
81	Series 2835, Class QO, PO, 12/15/32	72
10	Series 2840, Class JO, PO, 06/15/23	9
841	Series 2903, Class Z, 5.000%, 12/15/24	907
626	Series 2929, Class MS, HB, IF, 24.772%, 02/15/35	884
1,526	Series 2934, Class EC, PO, 02/15/20	1,481
455	Series 2934, Class HI, IO, 5.000%, 02/15/20	23
262	Series 2934, Class KI, IO, 5.000%, 02/15/20	12
91	Series 2945, Class SA, IF, 10.908%, 03/15/20	95
239	Series 2967, Class S, HB, IF, 29.590%, 04/15/25	337
9,187	Series 2968, Class EH, 6.000%, 04/15/35	10,570
151	Series 2968, Class MD, 5.500%, 12/15/33	152
844	Series 2981, Class FA, VAR, 1.170%, 05/15/35	843
954	Series 2988, Class AF, VAR, 1.070%, 06/15/35	948
13	Series 2989, Class PO, PO, 06/15/23	13
476	Series 2990, Class GO, PO, 02/15/35	433
884	Series 2990, Class SL, HB, IF, 21.670%, 06/15/34	1,160
62	Series 2990, Class WP, IF, 15.041%, 06/15/35	73

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	37

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
81	Series 3014, Class OD, PO, 08/15/35	74
146	Series 3022, Class SX, IF, 14.950%, 08/15/25	176
399	Series 3029, Class SO, PO, 09/15/35	366
277	Series 3051, Class DP, HB, IF, 24.640%, 10/15/25	389
459	Series 3064, Class SG, IF, 17.433%, 11/15/35	648
9	Series 3068, Class AO, PO, 01/15/35	9
829	Series 3077, Class TO, PO, 04/15/35	739
848	Series 3085, Class WF, VAR, 1.570%, 08/15/35	867
1,951	Series 3101, Class UZ, 6.000%, 01/15/36	2,232
146	Series 3102, Class HS, HB, IF, 21.743%, 01/15/36	217
1,599	Series 3117, Class AO, PO, 02/15/36	1,476
389	Series 3117, Class EO, PO, 02/15/36	342
534	Series 3117, Class OG, PO, 02/15/36	493
336	Series 3117, Class OK, PO, 02/15/36	283
980	Series 3122, Class OH, PO, 03/15/36	905
933	Series 3122, Class OP, PO, 03/15/36	862
19	Series 3122, Class ZB, 6.000%, 03/15/36	22
107	Series 3134, Class PO, PO, 03/15/36	96
1,231	Series 3137, Class XP, 6.000%, 04/15/36	1,407
563	Series 3138, Class PO, PO, 04/15/36	491
1,851	Series 3147, Class PO, PO, 04/15/36	1,707
125	Series 3149, Class SO, PO, 05/15/36	101
469	Series 3151, Class PO, PO, 05/15/36	435
761	Series 3153, Class EO, PO, 05/15/36	655
276	Series 3164, Class MG, 6.000%, 06/15/36	308
1,746	Series 3171, Class MO, PO, 06/15/36	1,614
335	Series 3179, Class OA, PO, 07/15/36	299
1,580	Series 3181, Class AZ, 6.500%, 07/15/36	1,794
172	Series 3194, Class SA, IF, IO, 6.330%, 07/15/36	22
1,146	Series 3195, Class PD, 6.500%, 07/15/36	1,286
2,415	Series 3200, Class AY, 5.500%, 08/15/36	2,679
527	Series 3200, Class PO, PO, 08/15/36	473
7,620	Series 3202, Class HI, IF, IO, 5.880%, 08/15/36	1,317
300	Series 3213, Class OA, PO, 09/15/36	277
219	Series 3218, Class AO, PO, 09/15/36	184
115	Series 3218, Class BE, 6.000%, 09/15/35	115
1,034	Series 3219, Class DI, IO, 6.000%, 04/15/36	210
588	Series 3225, Class EO, PO, 10/15/36	528
648	Series 3232, Class ST, IF, IO, 5.930%, 10/15/36	107

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

154	Series 3233, Class OP, PO, 05/15/36	140
808	Series 3253, Class PO, PO, 12/15/21	796
285	Series 3256, Class PO, PO, 12/15/36	254
529	Series 3260, Class CS, IF, IO, 5.370%, 01/15/37	84
290	Series 3261, Class OA, PO, 01/15/37	266
1,117	Series 3274, Class B, 6.000%, 02/15/37	1,210
118	Series 3274, Class JO, PO, 02/15/37	106
622	Series 3275, Class FL, VAR, 1.210%, 02/15/37	623
3,769	Series 3284, Class CB, 5.000%, 03/15/22	3,910
214	Series 3286, Class PO, PO, 03/15/37	198
762	Series 3290, Class SB, IF, IO, 5.680%, 03/15/37	112
882	Series 3302, Class UT, 6.000%, 04/15/37	1,008
626	Series 3305, Class MG, IF, 2.990%, 07/15/34	653
1,864	Series 3315, Class HZ, 6.000%, 05/15/37	1,944
631	Series 3316, Class PO, PO, 05/15/37	581
36	Series 3318, Class AO, PO, 05/15/37	34
133	Series 3326, Class JO, PO, 06/15/37	121
567	Series 3329, Class JD, 6.000%, 06/15/36	579
320	Series 3331, Class PO, PO, 06/15/37	292
740	Series 3344, Class SL, IF, IO, 5.830%, 07/15/37	115
434	Series 3365, Class PO, PO, 09/15/37	400
236	Series 3371, Class FA, VAR, 1.370%, 09/15/37	238
380	Series 3373, Class TO, PO, 04/15/37	349
2,313	Series 3383, Class SA, IF, IO, 5.680%, 11/15/37	311
3,555	Series 3387, Class SA, IF, IO, 5.650%, 11/15/37	505
1,456	Series 3393, Class JO, PO, 09/15/32	1,301
4,367	Series 3404, Class SC, IF, IO, 5.230%, 01/15/38	529
186	Series 3422, Class SE, IF, 15.525%, 02/15/38	229
4,198	Series 3423, Class PB, 5.500%, 03/15/38	4,686
1,851	Series 3424, Class PI, IF, IO, 6.030%, 04/15/38	237
259	Series 3443, Class SY, IF, 9.000%, 03/15/37	300
1,031	Series 3453, Class B, 5.500%, 05/15/38	1,110
1,928	Series 3455, Class SE, IF, IO, 5.430%, 06/15/38	255
265	Series 3461, Class LZ, 6.000%, 06/15/38	297
5,174	Series 3461, Class Z, 6.000%, 06/15/38	5,726

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
3,423	Series 3481, Class SJ, IF, IO, 5.080%, 08/15/38	267
2,666	Series 3501, Class CB, 5.500%, 01/15/39	3,001
784	Series 3510, Class OD, PO, 02/15/37	713
1,351	Series 3511, Class SA, IF, IO, 5.230%, 02/15/39	212
311	Series 3523, Class SD, IF, 17.545%, 06/15/36	430
1,670	Series 3531, Class SA, IF, IO, 5.530%, 05/15/39	162
927	Series 3531, Class SM, IF, IO, 5.330%, 05/15/39	83
1,377	Series 3546, Class A, VAR, 2.608%, 02/15/39	1,412
906	Series 3549, Class FA, VAR, 1.970%, 07/15/39	923
1,046	Series 3607, Class AO, PO, 04/15/36	949
1,916	Series 3607, Class BO, PO, 04/15/36	1,739
2,605	Series 3607, Class OP, PO, 07/15/37	2,268
3,288	Series 3607, Class PO, PO, 05/15/37	2,922
1,536	Series 3607, Class TO, PO, 10/15/39	1,304
1,705	Series 3608, Class SC, IF, IO, 5.480%, 12/15/39	243
1,646	Series 3611, Class PO, PO, 07/15/34	1,502
1,794	Series 3614, Class QB, 4.000%, 12/15/24	1,931
1,523	Series 3621, Class BO, PO, 01/15/40	1,374
4,125	Series 3632, Class BS, IF, 14.933%, 02/15/40	5,333
862	Series 3645, Class KZ, 5.500%, 08/15/36	925
6,098	Series 3654, Class DC, 5.000%, 04/15/30	6,901
2,435	Series 3659, Class VE, 5.000%, 03/15/26	2,578
9,381	Series 3680, Class MA, 4.500%, 07/15/39	9,955
6,278	Series 3684, Class CY, 4.500%, 06/15/25	6,840
974	Series 3688, Class CU, VAR, 6.771%, 11/15/21	1,014
10,554	Series 3688, Class GT, VAR, 7.282%, 11/15/46	12,348
22,624	Series 3704, Class CT, 7.000%, 12/15/36	26,403
9,109	Series 3704, Class DT, 7.500%, 11/15/36	10,695
7,554	Series 3704, Class ET, 7.500%, 12/15/36	9,056
4,167	Series 3710, Class FL, VAR, 1.270%, 05/15/36	4,189
7,366	Series 3740, Class SB, IF, IO, 5.230%, 10/15/40	1,255
5,997	Series 3740, Class SC, IF, IO, 5.230%, 10/15/40	876
6,095	Series 3747, Class HI, IO, 4.500%, 07/15/37	299

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

5,385	Series 3759, Class HI, IO, 4.000%, 08/15/37	302
3,123	Series 3760, Class GI, IO, 4.000%, 10/15/37	126
1,932	Series 3760, Class NI, IO, 4.000%, 10/15/37	65
3,081	Series 3779, Class IH, IO, 4.000%, 11/15/34	103
6,000	Series 3793, Class AB, 3.500%, 01/15/26	6,292
4,547	Series 3795, Class EI, IO, 5.000%, 10/15/39	714
2,234	Series 3800, Class AI, IO, 4.000%, 11/15/29	185
1,294	Series 3801, Class GB, 4.500%, 11/15/40	1,310
19,448	Series 3802, Class LS, IF, IO, 1.859%, 01/15/40	1,160
9,794	Series 3819, Class ZQ, 6.000%, 04/15/36	11,016
3,853	Series 3852, Class QN, IF, 5.500%, 05/15/41	4,018
10,917	Series 3852, Class TP, IF, 5.500%, 05/15/41	11,834
9,823	Series 3860, Class PZ, 5.000%, 05/15/41	11,505
1,426	Series 3895, Class WA, VAR, 5.707%, 10/15/38	1,601
3,824	Series 3920, Class LP, 5.000%, 01/15/34	4,171
9,226	Series 3957, Class B, 4.000%, 11/15/41	9,712
2,513	Series 3966, Class BF, VAR, 1.270%, 10/15/40	2,527
4,552	Series 3966, Class NA, 4.000%, 12/15/41	4,837
7,401	Series 3998, Class GF, VAR, 1.220%, 05/15/36	7,430
10,166	Series 4012, Class FN, VAR, 1.270%, 03/15/42	10,207
4,499	Series 4032, Class TO, PO, 07/15/37	4,094
10,249	Series 4048, Class FB, VAR, 1.170%, 10/15/41	10,222
17,033	Series 4048, Class FJ, VAR, 1.180%, 07/15/37	16,743
2,063	Series 4073, Class MF, VAR, 1.220%, 08/15/39	2,066
5,032	Series 4077, Class FB, VAR, 1.270%, 07/15/42	5,050
7,120	Series 4087, Class FA, VAR, 1.220%, 05/15/39	7,092
5,940	Series 4095, Class FB, VAR, 1.170%, 04/15/39	5,987
1,794	Series 4217, Class KY, 3.000%, 06/15/43	1,723
7,075	Series 4219, Class JA, 3.500%, 08/15/39	7,359
4,297	Series 4238, Class WY, 3.000%, 08/15/33	4,303

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
5,322	Series 4257, Class DZ, 2.500%, 10/15/43	4,469
20,894	Series 4374, Class NC, SUB, 2.750%, 02/15/46	21,644
	FHLMC STRIPS,
1	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
845	Series 197, Class PO, PO, 04/01/28	722
1,829	Series 233, Class 11, IO, 5.000%, 09/15/35	323
1,538	Series 233, Class 12, IO, 5.000%, 09/15/35	280
2,876	Series 233, Class 13, IO, 5.000%, 09/15/35	540
5,404	Series 239, Class S30, IF, IO, 6.930%, 08/15/36	1,003
493	Series 243, Class 16, IO, 4.500%, 11/15/20	18
340	Series 243, Class 17, IO, 4.500%, 12/15/20	14
54,857	Series 262, Class 35, 3.500%, 07/15/42	55,830
26,843	Series 264, Class F1, VAR, 1.320%, 07/15/42	26,896
10,987	Series 270, Class F1, VAR, 1.270%, 08/15/42	10,978
5,935	Series 299, Class 300, 3.000%, 01/15/43	5,950
11,197	Series 310, Class PO, PO, 09/15/43	8,719
	FHLMC Structured Pass-Through Securities Certificates,
646	Series T-41, Class 3A, VAR, 5.765%, 07/25/32	708
2,651	Series T-42, Class A5, 7.500%, 02/25/42	3,094
1,921	Series T-48, Class 1A, VAR, 5.225%, 07/25/33	2,205
424	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	512
2,605	Series T-54, Class 2A, 6.500%, 02/25/43	3,067
863	Series T-54, Class 3A, 7.000%, 02/25/43	1,039
6,154	Series T-56, Class A5, 5.231%, 05/25/43	6,950
635	Series T-57, Class 1A3, 7.500%, 07/25/43	765
248	Series T-57, Class 1AP, PO, 07/25/43	217
3,559	Series T-58, Class 4A, 7.500%, 09/25/43	4,453
292	Series T-58, Class APO, PO, 09/25/43	244
3,557	Series T-59, Class 1A2, 7.000%, 10/25/43	4,273
328	Series T-59, Class 1AP, PO, 10/25/43	264
6,064	Series T-62, Class 1A1, VAR, 1.796%, 10/25/44	6,122
16,111	Series T-76, Class 2A, VAR, 1.706%, 10/25/37	16,380

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	FHLMC, Multifamily Structured Pass-Through Certificates,
70,000	Series K037, Class A2, 3.490%, 01/25/24	73,816
20,914	Series K038, Class A2, 3.389%, 03/25/24	21,935
23,597	Series K052, Class A2, 3.151%, 11/25/25	24,161
6,102	Series KJ02, Class A2, 2.597%, 09/25/20	6,189
21,382	Series KJ09, Class A2, 2.838%, 09/25/22	21,765
36,100	Series KPLB, Class A, 2.770%, 05/25/25	35,566
14,000	Series KS01, Class A2, 2.522%, 01/25/23	13,958
41,500	Series KSMC, Class A2, 2.615%, 01/25/23	41,841
	First Horizon Alternative Mortgage Securities Trust,
1,231	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,045
10,258	Series 2007-FA4, Class 1A2, IF, IO, 4.872%, 08/25/37	1,933
	First Horizon Mortgage Pass-Through Trust,
518	Series 2004-AR2, Class 2A1, VAR, 3.095%, 05/25/34	513
276	Series 2004-AR7, Class 2A2, VAR, 2.944%, 02/25/35	275
1,650	Series 2005-AR1, Class 2A2, VAR, 3.061%, 04/25/35	1,648
	FNMA Grantor Trust,
996	Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	1,119
1,411	Series 2001-T3, Class A1, 7.500%, 11/25/40	1,659
1,457	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,757
404	Series 2004-T1, Class 1A2, 6.500%, 01/25/44	466
2,987	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	3,512
1,811	Series 2004-T2, Class 2A, VAR, 3.782%, 07/25/43	1,923
4,355	Series 2004-T3, Class 1A2, 6.500%, 02/25/44	5,032
1,730	Series 2004-T3, Class 1A3, 7.000%, 02/25/44	2,029
397	Series 2004-T3, Class PT1, VAR, 9.210%, 01/25/44	473
	FNMA REMIC,
1	Series 1988-7, Class Z, 9.250%, 04/25/18	1
11	Series 1989-70, Class G, 8.000%, 10/25/19	11
5	Series 1989-78, Class H, 9.400%, 11/25/19	6
7	Series 1989-83, Class H, 8.500%, 11/25/19	7

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
4		Series 1989-89, Class H, 9.000%, 11/25/19	4
4		Series 1990-1, Class D, 8.800%, 01/25/20	4
2		Series 1990-7, Class B, 8.500%, 01/25/20	2
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
3		Series 1990-63, Class H, 9.500%, 06/25/20	3
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
23		Series 1990-102, Class J, 6.500%, 08/25/20	24
12		Series 1990-120, Class H, 9.000%, 10/25/20	13
2		Series 1990-134, Class SC, HB, IF, 20.432%, 11/25/20	2
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
4		Series 1991-24, Class Z, 5.000%, 03/25/21	4
3		Series 1991-42, Class S, IF, 16.313%, 05/25/21	3
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
162		Series 1992-117, Class MA, 8.000%, 07/25/22	180
26		Series 1992-136, Class PK, 6.000%, 08/25/22	28
17		Series 1992-143, Class MA, 5.500%, 09/25/22	18
194		Series 1992-150, Class M, 8.000%, 09/25/22	216
61		Series 1992-163, Class M, 7.750%, 09/25/22	68
89		Series 1992-188, Class PZ, 7.500%, 10/25/22	99
40		Series 1993-21, Class KA, 7.700%, 03/25/23	44
96		Series 1993-25, Class J, 7.500%, 03/25/23	106
16		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	21
247		Series 1993-37, Class PX, 7.000%, 03/25/23	270
86		Series 1993-54, Class Z, 7.000%, 04/25/23	93

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

958	Series 1993-56, Class PZ, 7.000%, 05/25/23	1,054
41	Series 1993-62, Class SA, IF, 19.136%, 04/25/23	55
468	Series 1993-99, Class Z, 7.000%, 07/25/23	516
23	Series 1993-122, Class M, 6.500%, 07/25/23	25
489	Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	530
761	Series 1993-141, Class Z, 7.000%, 08/25/23	837
22	Series 1993-165, Class SD, IF, 13.586%, 09/25/23	27
28	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	32
40	Series 1993-178, Class PK, 6.500%, 09/25/23	44
19	Series 1993-179, Class SB, HB, IF, 27.129%, 10/25/23	29
13	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	16
614	Series 1993-183, Class KA, 6.500%, 10/25/23	690
266	Series 1993-189, Class PL, 6.500%, 10/25/23	291
36	Series 1993-205, Class H, PO, 09/25/23	34
60	Series 1993-225, Class UB, 6.500%, 12/25/23	66
18	Series 1993-230, Class FA, VAR, 1.378%, 12/25/23	18
49	Series 1993-247, Class FE, VAR, 1.778%, 12/25/23	50
60	Series 1993-247, Class SA, HB, IF, 28.359%, 12/25/23	90
23	Series 1993-247, Class SU, IF, 12.351%, 12/25/23	28
4	Series 1994-9, Class E, PO, 11/25/23	4
200	Series 1994-37, Class L, 6.500%, 03/25/24	220
1,097	Series 1994-40, Class Z, 6.500%, 03/25/24	1,205
1,605	Series 1994-62, Class PK, 7.000%, 04/25/24	1,762
734	Series 1994-63, Class PK, 7.000%, 04/25/24	816
41	Series 1995-2, Class Z, 8.500%, 01/25/25	47
229	Series 1995-19, Class Z, 6.500%, 11/25/23	257

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	41

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
382	Series 1996-14, Class SE, IF, IO, 8.270%, 08/25/23	69
405	Series 1996-48, Class Z, 7.000%, 11/25/26	452
33	Series 1996-59, Class J, 6.500%, 08/25/22	36
72	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	2
225	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	7
68	Series 1997-27, Class J, 7.500%, 04/18/27	79
99	Series 1997-29, Class J, 7.500%, 04/20/27	115
243	Series 1997-32, Class PG, 6.500%, 04/25/27	273
416	Series 1997-39, Class PD, 7.500%, 05/20/27	483
21	Series 1997-42, Class ZC, 6.500%, 07/18/27	24
405	Series 1997-61, Class ZC, 7.000%, 02/25/23	447
104	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	12
15	Series 1998-4, Class C, PO, 04/25/23	14
147	Series 1998-36, Class ZB, 6.000%, 07/18/28	166
73	Series 1998-43, Class SA, IF, IO, 17.003%, 04/25/23	25
125	Series 1998-66, Class SB, IF, IO, 7.372%, 12/25/28	18
79	Series 1999-17, Class C, 6.350%, 04/25/29	88
297	Series 1999-18, Class Z, 5.500%, 04/18/29	327
20	Series 1999-38, Class SK, IF, IO, 7.272%, 08/25/23	2
36	Series 1999-52, Class NS, HB, IF, 21.201%, 10/25/23	51
115	Series 1999-62, Class PB, 7.500%, 12/18/29	133
656	Series 2000-2, Class ZE, 7.500%, 02/25/30	761
232	Series 2000-20, Class SA, IF, IO, 8.322%, 07/25/30	48
29	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	7
141	Series 2001-4, Class PC, 7.000%, 03/25/21	150
89	Series 2001-7, Class PF, 7.000%, 03/25/31	104

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)

234		Series 2001-30, Class PM, 7.000%, 07/25/31	272
414		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	95
424		Series 2001-36, Class DE, 7.000%, 08/25/31	486
594		Series 2001-44, Class MY, 7.000%, 09/25/31	691
110		Series 2001-44, Class PD, 7.000%, 09/25/31	127
95		Series 2001-44, Class PU, 7.000%, 09/25/31	110
866		Series 2001-48, Class Z, 6.500%, 09/25/21	941
99		Series 2001-49, Class Z, 6.500%, 09/25/31	112
77		Series 2001-52, Class KB, 6.500%, 10/25/31	84
736		Series 2001-60, Class PX, 6.000%, 11/25/31	837
316		Series 2001-60, Class QS, HB, IF, 21.776%, 09/25/31	529
759		Series 2001-61, Class Z, 7.000%, 11/25/31	885
26		Series 2001-72, Class SX, IF, 15.653%, 12/25/31	36
32		Series 2001-81, Class LO, PO, 01/25/32	29
308		Series 2002-1, Class G, 7.000%, 07/25/23	338
139		Series 2002-1, Class HC, 6.500%, 02/25/22	151
106		Series 2002-1, Class SA, HB, IF, 22.658%, 02/25/32	173
49		Series 2002-1, Class UD, HB, IF, 21.776%, 12/25/23	69
869		Series 2002-5, Class PK, 6.000%, 02/25/22	951
816		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	44
12		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	15
1,934		Series 2002-15, Class ZA, 6.000%, 04/25/32	2,200
—	(h)	Series 2002-19, Class PE, 6.000%, 04/25/17	—	(h)
24		Series 2002-21, Class LO, PO, 04/25/32	22
360		Series 2002-21, Class PE, 6.500%, 04/25/32	406
2		Series 2002-24, Class AJ, 6.000%, 04/25/17	2

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
727		Series 2002-28, Class PK, 6.500%, 05/25/32	802
5		Series 2002-31, Class S, IF, 17.452%, 05/25/17	5
287		Series 2002-37, Class Z, 6.500%, 06/25/32	326
—	(h)	Series 2002-38, Class QE, 6.000%, 06/25/17	—	(h)
819		Series 2002-48, Class GH, 6.500%, 08/25/32	937
1,081		Series 2002-54, Class PG, 6.000%, 09/25/22	1,188
3		Series 2002-57, Class AE, 5.500%, 09/25/17	3
13		Series 2002-63, Class KC, 5.000%, 10/25/17	13
187		Series 2002-71, Class AP, 5.000%, 11/25/32	200
130		Series 2002-77, Class S, IF, 13.056%, 12/25/32	157
1,874		Series 2002-78, Class Z, 5.500%, 12/25/32	1,993
420		Series 2002-83, Class CS, 6.881%, 08/25/23	459
693		Series 2002-90, Class A1, 6.500%, 06/25/42	807
268		Series 2003-9, Class NZ, 6.500%, 02/25/33	306
362		Series 2003-14, Class TI, IO, 5.000%, 03/25/33	53
1,869		Series 2003-17, Class EQ, 5.500%, 03/25/23	2,026
2,916		Series 2003-22, Class UD, 4.000%, 04/25/33	3,066
3,452		Series 2003-23, Class EQ, 5.500%, 04/25/23	3,754
71		Series 2003-32, Class KC, 5.000%, 05/25/18	72
1,255		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	324
528		Series 2003-34, Class AX, 6.000%, 05/25/33	604
2,023		Series 2003-34, Class ED, 6.000%, 05/25/33	2,205
466		Series 2003-34, Class GB, 6.000%, 03/25/33	477
1,075		Series 2003-34, Class GE, 6.000%, 05/25/33	1,209
95		Series 2003-35, Class EA, PO, 05/25/33	84

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

133	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	33
823	Series 2003-39, Class LW, 5.500%, 05/25/23	876
150	Series 2003-42, Class GB, 4.000%, 05/25/33	158
823	Series 2003-47, Class PE, 5.750%, 06/25/33	928
193	Series 2003-52, Class SX, HB, IF, 20.615%, 10/25/31	270
313	Series 2003-64, Class SX, IF, 11.800%, 07/25/33	384
934	Series 2003-71, Class DS, IF, 6.427%, 08/25/33	947
3,243	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	612
1,449	Series 2003-73, Class HC, 5.500%, 08/25/33	1,621
81	Series 2003-74, Class SH, IF, 8.769%, 08/25/33	96
84	Series 2003-80, Class SY, IF, IO, 6.872%, 06/25/23	1
380	Series 2003-81, Class HC, 4.750%, 09/25/18	389
86	Series 2003-82, Class VB, 5.500%, 08/25/33	86
620	Series 2003-83, Class PG, 5.000%, 06/25/23	637
233	Series 2003-91, Class SD, IF, 11.203%, 09/25/33	276
10,591	Series 2003-105, Class AZ, 5.500%, 10/25/33	11,806
1,647	Series 2003-116, Class SB, IF, IO, 6.822%, 11/25/33	327
8,312	Series 2003-122, Class ZJ, 6.000%, 12/25/33	9,645
346	Series 2003-130, Class CS, IF, 12.543%, 12/25/33	385
88	Series 2003-130, Class SX, IF, 10.352%, 01/25/34	104
193	Series 2003-131, Class SK, IF, 14.643%, 01/25/34	235
90	Series 2003-132, Class OA, PO, 08/25/33	84
1,060	Series 2004-4, Class QI, IF, IO, 6.322%, 06/25/33	91
789	Series 2004-4, Class QM, IF, 12.643%, 06/25/33	891
468	Series 2004-10, Class SC, HB, IF, 25.487%, 02/25/34	538

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	43

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,733	Series 2004-17, Class H, 5.500%, 04/25/34	3,019
98	Series 2004-21, Class AE, 4.000%, 04/25/19	100
888	Series 2004-25, Class SA, IF, 17.385%, 04/25/34	1,225
1,477	Series 2004-28, Class PF, VAR, 1.178%, 03/25/34	1,477
3,319	Series 2004-36, Class FA, VAR, 1.178%, 05/25/34	3,317
313	Series 2004-36, Class PC, 5.500%, 02/25/34	325
1,419	Series 2004-36, Class SA, IF, 17.385%, 05/25/34	2,069
247	Series 2004-36, Class SN, IF, 12.643%, 07/25/33	268
1,610	Series 2004-46, Class EP, PO, 03/25/34	1,472
314	Series 2004-46, Class QB, HB, IF, 20.887%, 05/25/34	476
236	Series 2004-46, Class SK, IF, 14.360%, 05/25/34	289
5,771	Series 2004-50, Class VZ, 5.500%, 07/25/34	6,326
214	Series 2004-51, Class SY, IF, 12.683%, 07/25/34	275
204	Series 2004-53, Class NC, 5.500%, 07/25/24	218
159	Series 2004-59, Class BG, PO, 12/25/32	143
3,759	Series 2004-61, Class FH, VAR, 1.578%, 11/25/32	3,852
91	Series 2004-61, Class SH, HB, IF, 20.876%, 11/25/32	124
246	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	287
1,872	Series 2004-65, Class EY, 5.500%, 08/25/24	2,040
217	Series 2004-74, Class SW, IF, 13.939%, 11/25/31	299
577	Series 2004-79, Class S, IF, 17.660%, 08/25/32	643
254	Series 2004-79, Class SP, IF, 17.660%, 11/25/34	303
108	Series 2004-81, Class AC, 4.000%, 11/25/19	109
2,983	Series 2004-81, Class JG, 5.000%, 11/25/24	3,215
1,829	Series 2004-87, Class F, VAR, 1.528%, 01/25/34	1,869
1,549	Series 2005-25, Class PF, VAR, 1.128%, 04/25/35	1,545

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

136	Series 2005-42, Class PS, IF, 15.054%, 05/25/35	164
14	Series 2005-52, Class PA, 6.500%, 06/25/35	15
1,115	Series 2005-56, Class S, IF, IO, 5.932%, 07/25/35	196
505	Series 2005-56, Class TP, IF, 15.815%, 08/25/33	635
136	Series 2005-57, Class CD, HB, IF, 22.206%, 01/25/35	164
6	Series 2005-57, Class DC, IF, 19.245%, 12/25/34	6
477	Series 2005-59, Class SU, HB, IF, 21.608%, 06/25/35	687
397	Series 2005-66, Class SG, IF, 15.429%, 07/25/35	538
1,723	Series 2005-67, Class EY, 5.500%, 08/25/25	1,895
1,584	Series 2005-68, Class PG, 5.500%, 08/25/35	1,757
448	Series 2005-68, Class UC, 5.000%, 06/25/35	466
735	Series 2005-72, Class SB, IF, 14.929%, 08/25/35	949
570	Series 2005-73, Class PS, IF, 14.754%, 08/25/35	740
9,032	Series 2005-73, Class ZB, 5.500%, 08/25/35	9,340
418	Series 2005-74, Class CP, HB, IF, 21.896%, 05/25/35	559
1,821	Series 2005-74, Class CS, IF, 17.880%, 05/25/35	2,396
1,252	Series 2005-74, Class SK, IF, 17.990%, 05/25/35	1,651
185	Series 2005-75, Class SV, HB, IF, 21.087%, 09/25/35	267
1,573	Series 2005-84, Class XM, 5.750%, 10/25/35	1,746
663	Series 2005-90, Class ES, IF, 14.929%, 10/25/35	832
245	Series 2005-90, Class PO, PO, 09/25/35	231
1,065	Series 2005-93, Class MF, VAR, 1.028%, 08/25/34	1,064
3,209	Series 2005-106, Class US, HB, IF, 21.713%, 11/25/35	4,821
311	Series 2005-109, Class PC, 6.000%, 12/25/35	344
5,075	Series 2005-110, Class GL, 5.500%, 12/25/35	5,761
1,219	Series 2005-121, Class DX, 5.500%, 01/25/26	1,310

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
3,615	Series 2006-8, Class JZ, 5.500%, 03/25/36	4,060
9,039	Series 2006-8, Class WN, IF, IO, 5.922%, 03/25/36	1,806
2,465	Series 2006-8, Class WQ, PO, 03/25/36	2,160
213	Series 2006-11, Class PS, HB, IF, 21.713%, 03/25/36	312
3,443	Series 2006-12, Class BZ, 5.500%, 03/25/36	3,862
150	Series 2006-15, Class OT, PO, 01/25/36	146
1,207	Series 2006-16, Class HZ, 5.500%, 03/25/36	1,288
280	Series 2006-16, Class OA, PO, 03/25/36	251
848	Series 2006-22, Class AO, PO, 04/25/36	753
1,575	Series 2006-23, Class FK, VAR, 1.028%, 04/25/36	1,561
411	Series 2006-23, Class KO, PO, 04/25/36	376
923	Series 2006-27, Class OH, PO, 04/25/36	852
276	Series 2006-33, Class LS, HB, IF, 26.648%, 05/25/36	465
581	Series 2006-39, Class WC, 5.500%, 01/25/36	631
678	Series 2006-43, Class DO, PO, 06/25/36	626
227	Series 2006-43, Class PO, PO, 06/25/36	207
472	Series 2006-44, Class GO, PO, 06/25/36	427
1,240	Series 2006-44, Class P, PO, 12/25/33	1,127
534	Series 2006-46, Class FW, VAR, 1.178%, 06/25/36	534
86	Series 2006-46, Class SW, HB, IF, 21.345%, 06/25/36	114
828	Series 2006-46, Class UC, 5.500%, 12/25/35	887
1,554	Series 2006-50, Class JO, PO, 06/25/36	1,421
1,995	Series 2006-50, Class PS, PO, 06/25/36	1,809
1,981	Series 2006-53, Class US, IF, IO, 5.802%, 06/25/36	309
4,427	Series 2006-56, Class FC, VAR, 1.068%, 07/25/36	4,408
144	Series 2006-58, Class AP, PO, 07/25/36	132
468	Series 2006-58, Class FL, VAR, 1.238%, 07/25/36	464
782	Series 2006-58, Class IG, IF, IO, 5.742%, 07/25/36	143
290	Series 2006-58, Class PO, PO, 07/25/36	265
184	Series 2006-59, Class QO, PO, 01/25/33	181
259	Series 2006-60, Class AK, HB, IF, 25.687%, 07/25/36	446
941	Series 2006-60, Class DO, PO, 04/25/35	915

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

208	Series 2006-62, Class PS, HB, IF, 35.230%, 07/25/36	374
3,113	Series 2006-63, Class ZH, 6.500%, 07/25/36	3,622
540	Series 2006-65, Class QO, PO, 07/25/36	476
6,473	Series 2006-71, Class ZL, 6.000%, 07/25/36	7,263
979	Series 2006-72, Class GO, PO, 08/25/36	889
193	Series 2006-72, Class TO, PO, 08/25/36	178
2,307	Series 2006-77, Class PC, 6.500%, 08/25/36	2,614
474	Series 2006-78, Class BZ, 6.500%, 08/25/36	530
1,701	Series 2006-79, Class DF, VAR, 1.128%, 08/25/36	1,696
403	Series 2006-79, Class DO, PO, 08/25/36	364
525	Series 2006-79, Class OP, PO, 08/25/36	485
322	Series 2006-85, Class MZ, 6.500%, 09/25/36	359
532	Series 2006-86, Class OB, PO, 09/25/36	488
529	Series 2006-90, Class AO, PO, 09/25/36	485
239	Series 2006-94, Class GK, HB, IF, 29.358%, 10/25/26	369
335	Series 2006-95, Class SG, HB, IF, 23.087%, 10/25/36	486
142	Series 2006-109, Class PO, PO, 11/25/36	127
853	Series 2006-110, Class PO, PO, 11/25/36	777
370	Series 2006-111, Class EO, PO, 11/25/36	330
419	Series 2006-113, Class PO, PO, 07/25/36	405
100	Series 2006-115, Class ES, HB, IF, 23.447%, 12/25/36	151
447	Series 2006-115, Class OK, PO, 12/25/36	395
2,210	Series 2006-117, Class GS, IF, IO, 5.872%, 12/25/36	338
1,251	Series 2006-118, Class A1, VAR, 0.838%, 12/25/36	1,229
4,875	Series 2006-118, Class A2, VAR, 0.838%, 12/25/36	4,771
179	Series 2006-119, Class PO, PO, 12/25/36	163
669	Series 2006-128, Class BP, 5.500%, 01/25/37	710
425	Series 2006-128, Class PO, PO, 01/25/37	378
1,377	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	225
73	Series 2007-1, Class SD, HB, IF, 34.330%, 02/25/37	167
810	Series 2007-7, Class SG, IF, IO, 5.722%, 08/25/36	225

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	45

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,634	Series 2007-10, Class FD, VAR, 1.028%, 02/25/37	1,628
3,546	Series 2007-14, Class ES, IF, IO, 5.662%, 03/25/37	597
386	Series 2007-14, Class OP, PO, 03/25/37	347
344	Series 2007-15, Class NO, PO, 03/25/22	333
1,148	Series 2007-16, Class FC, VAR, 1.528%, 03/25/37	1,164
1,352	Series 2007-18, Class MZ, 6.000%, 03/25/37	1,471
161	Series 2007-22, Class SC, IF, IO, 5.302%, 03/25/37	21
1,264	Series 2007-28, Class EO, PO, 04/25/37	1,164
749	Series 2007-29, Class SG, HB, IF, 20.072%, 04/25/37	1,074
1,255	Series 2007-35, Class SI, IF, IO, 5.322%, 04/25/37	115
249	Series 2007-42, Class AO, PO, 05/25/37	230
3,528	Series 2007-42, Class B, 6.000%, 05/25/37	3,925
695	Series 2007-43, Class FL, VAR, 1.078%, 05/25/37	692
2,750	Series 2007-53, Class SH, IF, IO, 5.322%, 06/25/37	433
4,292	Series 2007-54, Class FA, VAR, 1.178%, 06/25/37	4,289
921	Series 2007-54, Class WI, IF, IO, 5.322%, 06/25/37	143
9,353	Series 2007-60, Class AX, IF, IO, 6.372%, 07/25/37	1,864
530	Series 2007-62, Class SE, IF, 14.554%, 07/25/37	669
803	Series 2007-64, Class FB, VAR, 1.148%, 07/25/37	805
2,830	Series 2007-65, Class KI, IF, IO, 5.842%, 07/25/37	392
899	Series 2007-67, Class PO, PO, 07/25/37	820
2,189	Series 2007-70, Class Z, 5.500%, 07/25/37	2,454
5,590	Series 2007-72, Class EK, IF, IO, 5.622%, 07/25/37	916
1,138	Series 2007-76, Class AZ, 5.500%, 08/25/37	1,227
1,415	Series 2007-76, Class ZG, 6.000%, 08/25/37	1,557
989	Series 2007-77, Class FG, VAR, 1.278%, 03/25/37	992
337	Series 2007-78, Class CB, 6.000%, 08/25/37	375

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

1,651	Series 2007-78, Class PE, 6.000%, 08/25/37	1,826
771	Series 2007-79, Class SB, HB, IF, 21.163%, 08/25/37	1,107
1,993	Series 2007-81, Class GE, 6.000%, 08/25/37	2,156
204	Series 2007-85, Class SL, IF, 14.204%, 09/25/37	263
2,843	Series 2007-88, Class VI, IF, IO, 5.762%, 09/25/37	488
3,138	Series 2007-91, Class ES, IF, IO, 5.682%, 10/25/37	381
426	Series 2007-92, Class YA, 6.500%, 06/25/37	473
710	Series 2007-92, Class YS, IF, IO, 5.002%, 06/25/37	78
502	Series 2007-97, Class FC, VAR, 1.278%, 07/25/37	504
2,088	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	263
328	Series 2007-98, Class FB, VAR, 1.228%, 06/25/37	340
2,958	Series 2007-100, Class SM, IF, IO, 5.672%, 10/25/37	500
9,488	Series 2007-101, Class A2, VAR, 1.028%, 06/27/36	9,247
1,090	Series 2007-106, Class A7, VAR, 6.179%, 10/25/37	1,210
157	Series 2007-108, Class SA, IF, IO, 5.582%, 12/25/37	17
3,772	Series 2007-109, Class AI, IF, IO, 5.622%, 12/25/37	520
2,556	Series 2007-112, Class MJ, 6.500%, 12/25/37	2,936
2,928	Series 2007-112, Class SA, IF, IO, 5.672%, 12/25/37	533
1,405	Series 2007-114, Class A6, VAR, 0.978%, 10/27/37	1,404
7,923	Series 2007-116, Class HI, IO, VAR, 1.545%, 01/25/38	454
3,268	Series 2008-1, Class BI, IF, IO, 5.132%, 02/25/38	488
5,555	Series 2008-4, Class SD, IF, IO, 5.222%, 02/25/38	896
779	Series 2008-10, Class XI, IF, IO, 5.452%, 03/25/38	102
865	Series 2008-16, Class IS, IF, IO, 5.422%, 03/25/38	123
688	Series 2008-18, Class FA, VAR, 1.678%, 03/25/38	700

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
350	Series 2008-18, Class SP, IF, 12.443%, 03/25/38	418
1,361	Series 2008-20, Class SA, IF, IO, 6.212%, 03/25/38	231
1,152	Series 2008-27, Class SN, IF, IO, 6.122%, 04/25/38	173
431	Series 2008-28, Class QS, IF, 18.365%, 04/25/38	575
769	Series 2008-32, Class SA, IF, IO, 6.072%, 04/25/38	99
314	Series 2008-42, Class AO, PO, 09/25/36	294
31	Series 2008-44, Class PO, PO, 05/25/38	29
3,294	Series 2008-46, Class HI, IO, VAR, 1.844%, 06/25/38	202
567	Series 2008-47, Class SI, IF, IO, 5.722%, 06/25/23	42
792	Series 2008-53, Class CI, IF, IO, 6.422%, 07/25/38	124
3,708	Series 2008-55, Class S, IF, IO, 6.822%, 07/25/28	560
683	Series 2008-56, Class AC, 5.000%, 07/25/38	739
762	Series 2008-60, Class JC, 5.000%, 07/25/38	833
1,362	Series 2008-61, Class BH, 4.500%, 07/25/23	1,448
338	Series 2008-76, Class GF, VAR, 1.428%, 09/25/23	338
2,864	Series 2008-80, Class SA, IF, IO, 5.072%, 09/25/38	368
1,526	Series 2008-81, Class SB, IF, IO, 5.072%, 09/25/38	214
141	Series 2009-4, Class BD, 4.500%, 02/25/39	148
1,966	Series 2009-6, Class GS, IF, IO, 5.772%, 02/25/39	386
787	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	44
3,302	Series 2009-11, Class NB, 5.000%, 03/25/29	3,573
467	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	15
1,440	Series 2009-17, Class QS, IF, IO, 5.872%, 03/25/39	224
301	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	14
2,525	Series 2009-19, Class PW, 4.500%, 10/25/36	2,712
83	Series 2009-47, Class MT, 7.000%, 07/25/39	91

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

1,284	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	221
4,833	Series 2009-59, Class HB, 5.000%, 08/25/39	5,323
5,679	Series 2009-60, Class HT, 6.000%, 08/25/39	6,415
101	Series 2009-63, Class P, 5.000%, 03/25/37	109
3,692	Series 2009-65, Class MT, 5.000%, 09/25/39	3,959
2,398	Series 2009-69, Class WA, VAR, 6.033%, 09/25/39	2,733
1,316	Series 2009-70, Class CO, PO, 01/25/37	1,140
1,208	Series 2009-84, Class WS, IF, IO, 5.122%, 10/25/39	150
2,964	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	527
7,897	Series 2009-86, Class OT, PO, 10/25/37	6,995
1,252	Series 2009-99, Class SC, IF, IO, 5.402%, 12/25/39	166
3,690	Series 2009-99, Class WA, VAR, 6.300%, 12/25/39	4,189
5,727	Series 2009-103, Class MB, VAR, 2.994%, 12/25/39	6,104
2,206	Series 2009-112, Class ST, IF, IO, 5.472%, 01/25/40	353
704	Series 2009-113, Class AO, PO, 01/25/40	639
952	Series 2010-1, Class WA, VAR, 6.196%, 02/25/40	1,090
1,492	Series 2010-14, Class FJ, VAR, 1.378%, 03/25/40	1,511
3,072	Series 2010-16, Class WA, VAR, 6.443%, 03/25/40	3,550
2,804	Series 2010-16, Class WB, VAR, 6.230%, 03/25/40	3,208
1,954	Series 2010-35, Class SB, IF, IO, 5.642%, 04/25/40	243
2,080	Series 2010-35, Class SJ, IF, 15.072%, 04/25/40	2,871
348	Series 2010-39, Class OT, PO, 10/25/35	316
1,293	Series 2010-40, Class FJ, VAR, 1.378%, 04/25/40	1,302
1,063	Series 2010-42, Class S, IF, IO, 5.622%, 05/25/40	165
1,321	Series 2010-43, Class FD, VAR, 1.378%, 05/25/40	1,333
334	Series 2010-45, Class BD, 4.500%, 11/25/38	342
4,635	Series 2010-49, Class SC, IF, 11.103%, 03/25/40	5,494

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	47

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
8,753	Series 2010-58, Class MB, 5.500%, 06/25/40	9,369
1,150	Series 2010-63, Class AP, PO, 06/25/40	1,010
11,084	Series 2010-64, Class DM, 5.000%, 06/25/40	12,064
5,489	Series 2010-71, Class HJ, 5.500%, 07/25/40	6,139
1,794	Series 2010-102, Class PN, 5.000%, 09/25/40	2,022
1,410	Series 2010-103, Class SB, IF, IO, 5.322%, 11/25/49	186
4,292	Series 2010-111, Class AE, 5.500%, 04/25/38	4,371
17,488	Series 2010-111, Class AM, 5.500%, 10/25/40	19,751
10,896	Series 2010-125, Class SA, IF, IO, 3.662%, 11/25/40	907
9,268	Series 2010-147, Class SA, IF, IO, 5.752%, 01/25/41	1,948
1,888	Series 2010-148, Class MA, 4.000%, 02/25/39	1,932
1,739	Series 2011-2, Class WA, VAR, 5.816%, 02/25/51	1,898
351	Series 2011-17, Class EF, VAR, 1.078%, 07/25/25	351
4,125	Series 2011-19, Class ZY, 6.500%, 07/25/36	4,757
834	Series 2011-22, Class MA, 6.500%, 04/25/38	900
19,953	Series 2011-30, Class LS, IO, VAR, 1.794%, 04/25/41	1,325
9,416	Series 2011-31, Class DB, 3.500%, 04/25/31	9,910
5,368	Series 2011-39, Class ZA, 6.000%, 11/25/32	6,069
4,025	Series 2011-47, Class ZA, 5.500%, 07/25/38	4,404
631	Series 2011-58, Class WA, VAR, 5.450%, 07/25/51	696
3,176	Series 2011-75, Class FA, VAR, 1.328%, 08/25/41	3,213
2,874	Series 2011-101, Class FM, VAR, 1.328%, 01/25/41	2,886
1,416	Series 2011-111, Class DF, VAR, 1.178%, 12/25/38	1,420
17,373	Series 2011-118, Class LB, 7.000%, 11/25/41	20,388
22,908	Series 2011-118, Class MT, 7.000%, 11/25/41	26,883

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)

19,447		Series 2011-118, Class NT, 7.000%, 11/25/41	22,891
1,013		Series 2011-149, Class EF, VAR, 1.278%, 07/25/41	1,015
3,628		Series 2011-149, Class MF, VAR, 1.278%, 11/25/41	3,626
3,334		Series 2012-14, Class FB, VAR, 1.228%, 08/25/37	3,346
34,673		Series 2012-47, Class HF, VAR, 1.178%, 05/25/27	34,647
5,303		Series 2012-87, Class KF, VAR, 1.228%, 09/25/37	5,334
3,916		Series 2012-89, Class FD, VAR, 1.228%, 04/25/39	3,942
10,018		Series 2012-97, Class FB, VAR, 1.278%, 09/25/42	9,862
4,444		Series 2012-99, Class FA, VAR, 1.228%, 09/25/42	4,445
2,694		Series 2012-101, Class FC, VAR, 1.278%, 09/25/42	2,686
8,794		Series 2012-108, Class F, VAR, 1.278%, 10/25/42	8,732
5,411		Series 2013-4, Class AJ, 3.500%, 02/25/43	5,594
6,000		Series 2013-81, Class TA, 3.000%, 02/25/43	5,775
15,610		Series 2013-92, Class PO, PO, 09/25/43	12,231
7,887		Series 2013-100, Class WB, 3.000%, 10/25/33	7,753
11,997		Series 2013-101, Class DO, PO, 10/25/43	9,583
25,753		Series 2013-128, Class PO, PO, 12/25/43	20,621
10,922		Series 2013-135, Class PO, PO, 01/25/44	9,035
3		Series G-14, Class L, 8.500%, 06/25/21	4
—	(h)	Series G-17, Class S, HB, VAR, 1,000.898%, 06/25/21	1
15		Series G-18, Class Z, 8.750%, 06/25/21	16
8		Series G-28, Class S, IF, 14.322%, 09/25/21	9
28		Series G-35, Class M, 8.750%, 10/25/21	30
4		Series G-51, Class SA, HB, IF, 23.616%, 12/25/21	5
—	(h)	Series G92-27, Class SQ, HB, IF, 1,067.830%, 05/25/22	3
143		Series G92-35, Class E, 7.500%, 07/25/22	158
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	1
13		Series G92-42, Class Z, 7.000%, 07/25/22	14
13		Series G92-44, Class ZQ, 8.000%, 07/25/22	13

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2		Series G92-45, Class Z, 6.000%, 08/25/22	2
13		Series G92-52, Class FD, VAR, 0.799%, 09/25/22	13
127		Series G92-54, Class ZQ, 7.500%, 09/25/22	136
11		Series G92-59, Class F, VAR, 1.299%, 10/25/22	11
27		Series G92-61, Class Z, 7.000%, 10/25/22	30
20		Series G92-62, Class B, PO, 10/25/22	19
94		Series G93-1, Class KA, 7.900%, 01/25/23	106
38		Series G93-5, Class Z, 6.500%, 02/25/23	41
28		Series G93-14, Class J, 6.500%, 03/25/23	31
65		Series G93-17, Class SI, IF, 6.000%, 04/25/23	72
57		Series G93-27, Class FD, VAR, 1.658%, 08/25/23	58
14		Series G93-37, Class H, PO, 09/25/23	13
67		Series G95-1, Class C, 8.800%, 01/25/25	78
		FNMA REMIC Trust,
1,270		Series 2003-W1, Class 1A1, VAR, 5.567%, 12/25/42	1,388
334		Series 2003-W1, Class 2A, VAR, 6.187%, 12/25/42	374
192		Series 2003-W4, Class 2A, VAR, 6.191%, 10/25/42	227
6,098		Series 2004-W10, Class A6, 5.750%, 08/25/34	6,883
1,064		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,213
1,788		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	2,055
1,699		Series 2006-W3, Class 2A, 6.000%, 09/25/46	1,929
530		Series 2007-W3, Class 1A3, 6.750%, 04/25/37	607
453		Series 2007-W5, Class PO, PO, 06/25/37	406
343		Series 2007-W7, Class 1A4, HB, IF, 34.510%, 07/25/37	494
240		Series 2007-W10, Class 2A, VAR, 6.355%, 08/25/47	267
8,609		Series 2009-W1, Class A, 6.000%, 12/25/49	9,743
		FNMA STRIPS,
—	(h)	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
—	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
12		Series 218, Class 2, IO, 7.500%, 04/25/23	2
10		Series 265, Class 2, 9.000%, 03/25/24	11
930		Series 300, Class 1, PO, 09/25/24	864
133		Series 329, Class 1, PO, 01/25/33	118

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

118	Series 339, Class 18, IO, 4.500%, 07/25/18	3
168	Series 339, Class 21, IO, 4.500%, 08/25/18	3
68	Series 339, Class 28, IO, 5.500%, 08/25/18	1
172	Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	33
694	Series 365, Class 8, IO, 5.500%, 05/25/36	153
38	Series 368, Class 3, IO, 4.500%, 11/25/20	1
461	Series 374, Class 5, IO, 5.500%, 08/25/36	106
479	Series 383, Class 33, IO, 6.000%, 01/25/38	93
191	Series 393, Class 6, IO, 5.500%, 04/25/37	35
24,408	Series 411, Class F1, VAR, 1.328%, 08/25/42	24,435
8,977	Series 412, Class F2, VAR, 1.278%, 08/25/42	8,959
	FNMA Trust,
1,188	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	1,379
686	Series 2003-W2, Class 2A9, 5.900%, 07/25/42	765
4,526	Series 2003-W6, Class 2A4, 5.204%, 09/25/42	5,095
1,939	Series 2003-W6, Class 3A, 6.500%, 09/25/42	2,235
2,390	Series 2003-W8, Class 2A, 7.000%, 10/25/42	2,803
436	Series 2003-W8, Class 3F1, VAR, 1.178%, 05/25/42	430
3,104	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	3,640
706	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	825
698	Series 2004-W8, Class 3A, 7.500%, 06/25/44	821
1,949	Series 2004-W15, Class 2AF, VAR, 1.028%, 08/25/44	1,934
15,749	Series 2005-W3, Class 2AF, VAR, 0.998%, 03/25/45	15,284
870	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	987
7,456	Series 2006-W2, Class 1AF1, VAR, 0.998%, 02/25/46	7,450
2,205	Series 2006-W2, Class 2A, VAR, 2.658%, 11/25/45	2,349
14,239	FNMA, Whole Loan, Series 2007-W1, Class 1AF1, VAR, 1.038%, 11/25/46	14,265

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	FREMF Mortgage Trust,
5,000	Series 2015-K47, Class B, VAR, 3.601%, 06/25/48 (e)	4,902
8,451	Series 2016-K56, Class B, VAR, 3.936%, 06/25/49 (e)	8,072
11,070	Series 2016-K722, Class B, VAR, 3.835%, 07/25/49 (e)	11,215
	GMACM Mortgage Loan Trust,
3,543	Series 2003-AR1, Class A4, VAR, 3.625%, 10/19/33	3,502
2,572	Series 2003-AR2, Class 2A4, VAR, 3.660%, 12/19/33	2,537
100	Series 2003-J8, Class A, 5.250%, 12/25/33	101
1,429	Series 2004-J5, Class A7, 6.500%, 01/25/35	1,475
2,187	Series 2005-AR3, Class 3A4, VAR, 3.404%, 06/19/35	2,152
	GNMA,
1,427	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,558
1,343	Series 1999-4, Class ZB, 6.000%, 02/20/29	1,498
137	Series 1999-30, Class S, IF, IO, 7.830%, 08/16/29	29
147	Series 2000-9, Class Z, 8.000%, 06/20/30	173
1,604	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,874
1,448	Series 2000-21, Class Z, 9.000%, 03/16/30	1,685
232	Series 2000-31, Class Z, 9.000%, 10/20/30	277
144	Series 2000-35, Class ZA, 9.000%, 11/20/30	174
13	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	2
64	Series 2001-6, Class SD, IF, IO, 7.780%, 03/16/31	19
690	Series 2001-22, Class PS, IF, 19.000%, 03/17/31	1,064
182	Series 2001-35, Class SA, IF, IO, 7.480%, 08/16/31	53
166	Series 2001-36, Class S, IF, IO, 7.280%, 08/16/31	49
682	Series 2002-24, Class AG, IF, IO, 7.180%, 04/16/32	129
62	Series 2002-24, Class SB, IF, 10.770%, 04/16/32	75
78	Series 2002-31, Class S, IF, IO, 7.930%, 01/16/31	18

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

1,323	Series 2002-31, Class SE, IF, IO, 6.730%, 04/16/30	205
661	Series 2002-40, Class UK, 6.500%, 06/20/32	765
23	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	28
2,525	Series 2002-45, Class QE, 6.500%, 06/20/32	2,886
766	Series 2002-47, Class PG, 6.500%, 07/16/32	884
266	Series 2002-47, Class PY, 6.000%, 07/20/32	295
1,277	Series 2002-47, Class ZA, 6.500%, 07/20/32	1,485
875	Series 2002-52, Class GH, 6.500%, 07/20/32	1,023
55	Series 2002-70, Class PS, IF, IO, 6.919%, 08/20/32	1
1,265	Series 2002-75, Class PB, 6.000%, 11/20/32	1,442
659	Series 2003-11, Class SK, IF, IO, 6.930%, 02/16/33	103
298	Series 2003-12, Class SP, IF, IO, 6.919%, 02/20/33	71
105	Series 2003-24, Class PO, PO, 03/16/33	95
2,973	Series 2003-25, Class PZ, 5.500%, 04/20/33	3,360
2,583	Series 2003-40, Class TJ, 6.500%, 03/20/33	2,922
1,004	Series 2003-46, Class MG, 6.500%, 05/20/33	1,153
758	Series 2003-46, Class TC, 6.500%, 03/20/33	853
511	Series 2003-52, Class AP, PO, 06/16/33	429
1,370	Series 2003-58, Class BE, 6.500%, 01/20/33	1,550
1,711	Series 2003-75, Class ZX, 6.000%, 09/16/33	1,939
83	Series 2003-90, Class PO, PO, 10/20/33	74
1,164	Series 2003-97, Class SA, IF, IO, 5.780%, 11/16/33	162
1,020	Series 2003-112, Class SA, IF, IO, 5.780%, 12/16/33	186
186	Series 2003-114, Class SH, IF, 13.292%, 11/17/32	219
496	Series 2004-28, Class S, IF, 17.545%, 04/16/34	709
930	Series 2004-46, Class PO, PO, 06/20/34	849
3,355	Series 2004-49, Class Z, 6.000%, 06/20/34	3,789

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
422	Series 2004-71, Class SB, HB, IF, 25.631%, 09/20/34	671
422	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	461
491	Series 2004-73, Class AE, IF, 13.267%, 08/17/34	571
3,404	Series 2004-73, Class JL, IF, IO, 5.780%, 09/16/34	572
96	Series 2004-83, Class AP, IF, 12.593%, 10/16/34	112
128	Series 2004-87, Class SB, IF, 6.782%, 03/17/33	133
335	Series 2004-89, Class LS, HB, IF, 21.560%, 10/16/34	484
5,295	Series 2004-90, Class SI, IF, IO, 5.319%, 10/20/34	722
2,685	Series 2004-96, Class SC, IF, IO, 5.299%, 11/20/34	375
3,703	Series 2005-3, Class SK, IF, IO, 5.969%, 01/20/35	572
103	Series 2005-7, Class JM, IF, 15.026%, 05/18/34	124
736	Series 2005-35, Class FL, VAR, 1.131%, 03/20/32	736
143	Series 2005-44, Class SP, IF, 10.639%, 10/20/34	156
387	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	83
27	Series 2005-65, Class SA, HB, IF, 19.775%, 08/20/35	33
191	Series 2005-66, Class SP, IF, 18.267%, 08/16/35	267
1,637	Series 2005-68, Class DP, IF, 14.578%, 06/17/35	2,027
7,680	Series 2005-68, Class KI, IF, IO, 5.519%, 09/20/35	1,260
2,493	Series 2005-72, Class AZ, 5.500%, 09/20/35	2,749
445	Series 2005-82, Class PO, PO, 10/20/35	389
721	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	138
623	Series 2006-16, Class OP, PO, 03/20/36	570
556	Series 2006-20, Class QA, 5.750%, 02/20/36	597
871	Series 2006-22, Class AO, PO, 05/20/36	796
3,535	Series 2006-33, Class Z, 6.500%, 07/20/36	4,133
125	Series 2006-34, Class PO, PO, 07/20/36	113
133	Series 2006-38, Class SW, IF, IO, 5.719%, 06/20/36	13

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

4,724	Series 2006-38, Class ZK, 6.500%, 08/20/36	5,473
2,191	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,411
1,140	Series 2006-59, Class SD, IF, IO, 5.919%, 10/20/36	165
1,868	Series 2006-65, Class SA, IF, IO, 6.019%, 11/20/36	346
1,892	Series 2007-9, Class CI, IF, IO, 5.419%, 03/20/37	305
3,012	Series 2007-17, Class JI, IF, IO, 6.040%, 04/16/37	547
1,168	Series 2007-17, Class JO, PO, 04/16/37	994
1,150	Series 2007-19, Class SD, IF, IO, 5.419%, 04/20/37	167
705	Series 2007-25, Class FN, VAR, 1.070%, 05/16/37	702
2,315	Series 2007-26, Class SC, IF, IO, 5.419%, 05/20/37	431
2,057	Series 2007-27, Class SD, IF, IO, 5.419%, 05/20/37	324
187	Series 2007-28, Class BO, PO, 05/20/37	161
3,104	Series 2007-35, Class PO, PO, 06/16/37	2,864
433	Series 2007-36, Class HO, PO, 06/16/37	393
1,855	Series 2007-36, Class SE, IF, IO, 5.700%, 06/16/37	320
1,834	Series 2007-36, Class SJ, IF, IO, 5.469%, 06/20/37	242
1,817	Series 2007-40, Class SD, IF, IO, 5.969%, 07/20/37	290
2,667	Series 2007-40, Class SN, IF, IO, 5.899%, 07/20/37	440
2,570	Series 2007-45, Class QA, IF, IO, 5.859%, 07/20/37	418
665	Series 2007-50, Class AI, IF, IO, 5.994%, 08/20/37	119
1,673	Series 2007-53, Class ES, IF, IO, 5.769%, 09/20/37	270
468	Series 2007-53, Class SW, IF, 17.863%, 09/20/37	628
2,483	Series 2007-57, Class PO, PO, 03/20/37	2,251
2,239	Series 2007-67, Class SI, IF, IO, 5.729%, 11/20/37	346
504	Series 2007-71, Class SB, IF, IO, 5.919%, 07/20/36	18
1,764	Series 2007-72, Class US, IF, IO, 5.769%, 11/20/37	291
2,001	Series 2007-73, Class MI, IF, IO, 5.219%, 11/20/37	331

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	51

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,841	Series 2007-74, Class SL, IF, IO, 5.770%, 11/16/37	268
3,847	Series 2007-76, Class SB, IF, IO, 5.719%, 11/20/37	638
2,807	Series 2007-79, Class SY, IF, IO, 5.769%, 12/20/37	475
133	Series 2008-1, Class PO, PO, 01/20/38	114
221	Series 2008-7, Class SK, IF, 17.608%, 11/20/37	317
312	Series 2008-7, Class SP, IF, 11.839%, 10/20/37	393
437	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	77
428	Series 2008-20, Class PO, PO, 09/20/37	397
470	Series 2008-29, Class PO, PO, 02/17/33	446
3,032	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	391
1,072	Series 2008-33, Class XS, IF, IO, 6.930%, 04/16/38	204
4,529	Series 2008-36, Class AY, 5.000%, 04/16/23	4,658
2,771	Series 2008-36, Class SH, IF, IO, 5.519%, 04/20/38	406
8,660	Series 2008-40, Class SA, IF, IO, 5.630%, 05/16/38	1,472
61	Series 2008-43, Class NA, 5.500%, 11/20/37	62
1,390	Series 2008-50, Class KB, 6.000%, 06/20/38	1,564
687	Series 2008-55, Class SA, IF, IO, 5.419%, 06/20/38	107
2,478	Series 2008-60, Class CS, IF, IO, 5.369%, 07/20/38	390
136	Series 2008-60, Class PO, PO, 01/20/38	134
2,747	Series 2008-69, Class QD, 5.750%, 07/20/38	2,936
893	Series 2008-71, Class SC, IF, IO, 5.219%, 08/20/38	133
2,904	Series 2008-76, Class US, IF, IO, 5.119%, 09/20/38	375
1,936	Series 2008-79, Class CS, IF, 6.019%, 06/20/35	2,123
5,990	Series 2008-81, Class S, IF, IO, 5.419%, 09/20/38	847
3,030	Series 2008-93, Class AS, IF, IO, 4.919%, 12/20/38	400
5,415	Series 2008-95, Class DS, IF, IO, 6.519%, 12/20/38	910
1,708	Series 2008-96, Class SL, IF, IO, 5.219%, 12/20/38	225

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

1,341	Series 2009-6, Class SA, IF, IO, 5.330%, 02/16/39	181
1,484	Series 2009-6, Class SH, IF, IO, 5.259%, 02/20/39	205
2,517	Series 2009-10, Class SA, IF, IO, 5.169%, 02/20/39	324
532	Series 2009-10, Class SL, IF, IO, 5.730%, 03/16/34	15
2,102	Series 2009-11, Class SC, IF, IO, 5.380%, 02/16/39	248
782	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	186
1,709	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	441
4,606	Series 2009-22, Class SA, IF, IO, 5.489%, 04/20/39	590
1,026	Series 2009-24, Class DS, IF, IO, 5.519%, 03/20/39	63
1,267	Series 2009-25, Class SE, IF, IO, 6.819%, 09/20/38	236
2,606	Series 2009-31, Class TS, IF, IO, 5.519%, 03/20/39	279
558	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	104
740	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	152
770	Series 2009-35, Class SN, IF, IO, 5.630%, 12/16/38	37
12,165	Series 2009-35, Class ZB, 5.500%, 05/16/39	14,065
3,453	Series 2009-42, Class SC, IF, IO, 5.299%, 06/20/39	493
2,383	Series 2009-43, Class SA, IF, IO, 5.169%, 06/20/39	380
4,075	Series 2009-64, Class SN, IF, IO, 5.330%, 07/16/39	488
804	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	95
3,680	Series 2009-72, Class SM, IF, IO, 5.480%, 08/16/39	594
2,753	Series 2009-75, Class MN, 5.500%, 09/20/39	3,337
3,657	Series 2009-79, Class OK, PO, 11/16/37	3,335
5,798	Series 2009-81, Class SB, IF, IO, 5.309%, 09/20/39	818
4,462	Series 2009-102, Class SM, IF, IO, 5.630%, 06/16/39	311
2,099	Series 2009-104, Class AB, 7.000%, 08/16/39	2,363

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
4,834	Series 2009-106, Class AS, IF, IO, 5.630%, 11/16/39	729
17,108	Series 2009-106, Class ST, IF, IO, 5.219%, 02/20/38	2,800
2,573	Series 2009-121, Class VA, 5.500%, 11/20/20	2,663
1,154	Series 2010-14, Class AO, PO, 12/20/32	1,096
702	Series 2010-14, Class BO, PO, 11/20/35	612
2,274	Series 2010-14, Class CO, PO, 08/20/35	2,040
2,110	Series 2010-14, Class QP, 6.000%, 12/20/39	2,177
1,970	Series 2010-41, Class WA, VAR, 5.821%, 10/20/33	2,220
989	Series 2010-103, Class WA, VAR, 5.724%, 08/20/34	1,105
1,322	Series 2010-129, Class AW, VAR, 6.105%, 04/20/37	1,473
6,478	Series 2010-130, Class CP, 7.000%, 10/16/40	7,500
8,636	Series 2010-157, Class OP, PO, 12/20/40	7,101
23,843	Series 2010-H17, Class XQ, VAR, 5.240%, 07/20/60	24,845
654	Series 2011-22, Class WA, VAR, 5.939%, 02/20/37	725
5,156	Series 2011-43, Class ZQ, 5.500%, 01/16/33	5,763
4,313	Series 2011-75, Class SM, IF, IO, 5.819%, 05/20/41	846
2,287	Series 2011-97, Class WA, VAR, 6.105%, 11/20/38	2,565
3,209	Series 2011-137, Class WA, VAR, 5.543%, 07/20/40	3,585
1,500	Series 2011-157, Class UY, 3.000%, 12/20/41	1,461
7,960	Series 2011-163, Class WA, VAR, 5.861%, 12/20/38	9,005
2,503	Series 2011-H05, Class FB, VAR, 1.272%, 12/20/60	2,494
3,168	Series 2011-H06, Class FA, VAR, 1.222%, 02/20/61	3,152
3,441	Series 2011-H19, Class FA, VAR, 1.117%, 08/20/61	3,425
3,808	Series 2012-59, Class WA, VAR, 5.574%, 08/20/38	4,327
4,597	Series 2012-141, Class WA, VAR, 4.529%, 11/16/41	4,985
3,442	Series 2012-141, Class WB, VAR, 3.954%, 09/16/42	3,648
5,036	Series 2012-141, Class WC, VAR, 3.716%, 01/20/42	5,235

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

10,846	Series 2012-H08, Class FB, VAR, 1.372%, 03/20/62	10,843
7,591	Series 2012-H08, Class FS, VAR, 1.472%, 04/20/62	7,621
63,581	Series 2012-H10, Class FA, VAR, 1.331%, 12/20/61	63,463
3,739	Series 2012-H15, Class FA, VAR, 1.222%, 05/20/62	3,741
2,436	Series 2012-H18, Class NA, VAR, 1.292%, 08/20/62	2,430
20,958	Series 2012-H21, Class CF, VAR, 1.472%, 05/20/61	20,975
24,804	Series 2012-H22, Class FD, VAR, 1.242%, 01/20/61	24,834
3,983	Series 2012-H24, Class FA, VAR, 1.222%, 03/20/60	3,984
7,273	Series 2012-H24, Class FD, VAR, 1.362%, 09/20/62	7,288
4,087	Series 2012-H24, Class FE, VAR, 1.372%, 10/20/62	4,071
11,153	Series 2012-H24, Class FG, VAR, 1.202%, 04/20/60	11,159
12,325	Series 2012-H26, Class JA, VAR, 1.322%, 10/20/61	12,341
16,119	Series 2012-H26, Class MA, VAR, 1.322%, 07/20/62	16,144
7,086	Series 2012-H27, Class FB, VAR, 1.272%, 10/20/62	7,096
27,479	Series 2012-H28, Class FA, VAR, 1.352%, 09/20/62	27,463
27,325	Series 2012-H29, Class FA, VAR, 1.287%, 10/20/62	27,243
2,647	Series 2012-H30, Class JA, VAR, 1.252%, 01/20/60	2,647
3,349	Series 2012-H30, Class PA, VAR, 1.222%, 11/20/59	3,349
25,005	Series 2012-H31, Class FD, VAR, 1.112%, 12/20/62	24,777
4,825	Series 2013-26, Class AK, VAR, 4.656%, 09/20/41	5,201
2,509	Series 2013-54, Class WA, VAR, 4.727%, 11/20/42	2,724
1,799	Series 2013-75, Class WA, VAR, 5.214%, 06/20/40	1,972
2,743	Series 2013-91, Class WA, VAR, 4.489%, 04/20/43	2,897
3,874	Series 2013-147, Class BE, 4.000%, 12/20/39	4,057
26,463	Series 2013-H01, Class FA, 1.650%, 01/20/63	26,320

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	53

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
11,739	Series 2013-H01, Class JA, VAR, 1.092%, 01/20/63	11,617
8,270	Series 2013-H01, Class TA, VAR, 1.272%, 01/20/63	8,276
905	Series 2013-H02, Class HF, VAR, 1.072%, 11/20/62	904
1,492	Series 2013-H03, Class FA, VAR, 1.072%, 08/20/60	1,491
35,596	Series 2013-H04, Class BA, 1.650%, 02/20/63	35,236
2,537	Series 2013-H04, Class SA, VAR, 1.192%, 02/20/63	2,515
3,349	Series 2013-H07, Class GA, VAR, 1.242%, 03/20/63	3,333
10,253	Series 2013-H07, Class HA, VAR, 1.182%, 03/20/63	10,179
8,841	Series 2013-H07, Class JA, 1.750%, 03/20/63	8,788
4,496	Series 2013-H07, Class MA, VAR, 1.322%, 04/20/62	4,502
14,388	Series 2013-H08, Class FC, VAR, 1.222%, 02/20/63	14,308
11,369	Series 2013-H09, Class HA, 1.650%, 04/20/63	11,218
3,136	Series 2013-H14, Class FC, VAR, 1.242%, 06/20/63	3,121
2,923	Series 2013-H14, Class FG, VAR, 1.242%, 05/20/63	2,909
7,094	Series 2014-6, Class W, VAR, 5.475%, 01/20/39	7,785
5,727	Series 2014-41, Class W, VAR, 4.618%, 10/20/42	6,141
5,030	Series 2014-188, Class W, VAR, 4.657%, 10/20/41	5,453
20,622	Series 2014-H01, Class FD, VAR, 1.422%, 01/20/64	20,655
14,487	Series 2014-H05, Class FA, VAR, 1.462%, 02/20/64	14,545
4,993	Series 2014-H06, Class HB, VAR, 1.422%, 03/20/64	5,000
14,799	Series 2014-H09, Class TA, VAR, 1.372%, 04/20/64	14,795
22,372	Series 2014-H10, Class TA, VAR, 1.372%, 04/20/64	22,369
24,926	Series 2014-H11, Class VA, VAR, 1.272%, 06/20/64	24,800
23,687	Series 2014-H15, Class FA, VAR, 1.272%, 07/20/64	23,569
17,885	Series 2014-H17, Class FC, VAR, 1.272%, 07/20/64	17,796

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

21,605	Series 2014-H19, Class FE, VAR, 1.242%, 09/20/64	21,471
9,548	Series 2014-H20, Class LF, VAR, 1.372%, 10/20/64	9,442
5,644	Series 2015-91, Class W, VAR, 5.242%, 05/20/40	6,232
7,339	Series 2015-137, Class WA, VAR, 5.476%, 01/20/38	8,207
12,419	Series 2015-H02, Class FB, VAR, 1.272%, 12/20/64	12,367
11,462	Series 2015-H03, Class FA, VAR, 1.272%, 12/20/64	11,420
38,351	Series 2015-H05, Class FC, VAR, 1.252%, 02/20/65	38,121
24,414	Series 2015-H06, Class FA, VAR, 1.252%, 02/20/65	24,293
17,613	Series 2015-H07, Class ES, VAR, 1.240%, 02/20/65	17,524
56,106	Series 2015-H08, Class FC, VAR, 1.127%, 03/20/65	55,774
44,958	Series 2015-H10, Class FC, VAR, 1.252%, 04/20/65	44,680
27,327	Series 2015-H12, Class FA, VAR, 1.252%, 05/20/65	27,166
12,359	Series 2015-H15, Class FD, VAR, 1.212%, 06/20/65	12,258
18,815	Series 2015-H15, Class FJ, VAR, 1.212%, 06/20/65	18,664
24,460	Series 2015-H16, Class FG, VAR, 1.212%, 07/20/65	24,273
29,444	Series 2015-H16, Class FL, VAR, 1.212%, 07/20/65	29,199
20,467	Series 2015-H18, Class FA, VAR, 1.222%, 06/20/65	20,337
20,990	Series 2015-H20, Class FA, VAR, 1.242%, 08/20/65	20,850
18,978	Series 2015-H23, Class FB, VAR, 1.292%, 09/20/65	18,872
5,994	Series 2015-H26, Class FG, VAR, 1.292%, 10/20/65	5,969
12,836	Series 2015-H32, Class FH, VAR, 1.432%, 12/20/65	12,875
59,624	Series 2016-H07, Class FA, VAR, 1.522%, 03/20/66	60,083
15,044	Series 2016-H07, Class FB, VAR, 1.522%, 03/20/66	15,160
27,843	Series 2016-H11, Class FD, VAR, 1.630%, 05/20/66	27,924
19,108	Series 2016-H26, Class FC, VAR, 1.772%, 12/20/66	19,306

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	GSMPS Mortgage Loan Trust,
631	Series 2004-4, Class 1AF, VAR, 1.178%, 06/25/34 (e)	563
1,157	Series 2005-RP2, Class 1AF, VAR, 1.128%, 03/25/35 (e)	1,023
7,077	Series 2005-RP3, Class 1AF, VAR, 1.128%, 09/25/35 (e)	6,070
5,217	Series 2005-RP3, Class 1AS, IO, VAR, 3.896%, 09/25/35 (e)	523
	GSR Mortgage Loan Trust,
408	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	424
128	Series 2003-6F, Class A2, VAR, 1.178%, 09/25/32	121
1,034	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,058
1,179	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,213
690	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	735
380	Series 2005-5F, Class 8A3, VAR, 1.278%, 06/25/35	361
1,982	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	2,100
136	Series 2005-AR6, Class 3A1, VAR, 3.121%, 09/25/35	135
932	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	870
4,161	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	3,604
3,175	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	3,159
5,854	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	5,810
1,208	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 1.378%, 05/25/35	1,159
	Impac Secured Assets CMN Owner Trust,
836	Series 2003-2, Class A1, 5.500%, 08/25/33	861
28	Series 2004-3, Class 1A4, VAR, 1.578%, 11/25/34	28
	Impac Secured Assets Trust,
4,434	Series 2006-1, Class 2A1, VAR, 1.128%, 05/25/36	4,004
3,448	Series 2006-2, Class 2A1, VAR, 1.128%, 08/25/36	3,404
	JP Morgan Mortgage Trust,
663	Series 2004-A3, Class 4A1, VAR, 3.211%, 07/25/34	681

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

754	Series 2004-A4, Class 1A1, VAR, 3.285%, 09/25/34	770
234	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	240
1,764	Series 2005-A1, Class 3A4, VAR, 3.280%, 02/25/35	1,802
9,801	Series 2006-A2, Class 4A1, VAR, 3.180%, 08/25/34	9,844
5,517	Series 2006-A2, Class 5A3, VAR, 3.118%, 11/25/33	5,607
1,378	Series 2006-A3, Class 6A1, VAR, 3.192%, 08/25/34	1,383
1,182	Series 2007-A1, Class 5A1, VAR, 3.421%, 07/25/35	1,186
473	Series 2007-A1, Class 5A2, VAR, 3.421%, 07/25/35	480
10	JP Morgan Resecuritization Trust, Series 2009-6, Class 4A1, VAR, 3.134%, 09/26/36 (e)	10
40,773	KGS-Alpha SBA COOF Trust, Series 2014-1, Class A, IO, VAR, 1.385%, 10/25/32 (e)	1,468
	Lehman Mortgage Trust,
751	Series 2006-2, Class 1A1, VAR, 5.872%, 04/25/36	663
531	Series 2007-6, Class 1A8, 6.000%, 07/25/37	472
3,614	Series 2008-2, Class 1A6, 6.000%, 03/25/38	2,553
	MASTR Adjustable Rate Mortgages Trust,
805	Series 2004-3, Class 4A2, VAR, 2.803%, 04/25/34	751
2,560	Series 2004-13, Class 2A1, VAR, 3.073%, 04/21/34	2,627
443	Series 2004-15, Class 3A1, VAR, 3.872%, 12/25/34	418
	MASTR Alternative Loan Trust,
849	Series 2003-9, Class 2A1, 6.000%, 12/25/33	878
249	Series 2003-9, Class 8A1, 6.000%, 01/25/34	257
674	Series 2004-3, Class 2A1, 6.250%, 04/25/34	702
2,237	Series 2004-3, Class 3A1, 6.000%, 04/25/34	2,344
356	Series 2004-6, Class 30PO, PO, 07/25/34	260
226	Series 2004-6, Class 7A1, 6.000%, 07/25/34	219
315	Series 2004-7, Class 30PO, PO, 08/25/34	248
324	Series 2004-8, Class 6A1, 5.500%, 09/25/19	329

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	55

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
95	Series 2004-10, Class 1A1, 4.500%, 09/25/19	95
553	Series 2005-6, Class 3A1, 5.500%, 11/25/20	539
	MASTR Asset Securitization Trust,
18	Series 2003-2, Class 1A1, 5.000%, 03/25/18	18
10	Series 2003-2, Class 2A1, 4.500%, 03/25/18	10
33	Series 2003-2, Class 2A10, 4.500%, 03/25/18	33
48	Series 2003-8, Class 1A1, 5.500%, 09/25/33	49
46	Series 2003-9, Class 15PO, PO, 10/25/18	44
103	Series 2003-9, Class 2A7, 5.500%, 10/25/33	103
29	Series 2003-11, Class 3A1, 4.500%, 12/25/18	29
52	Series 2003-12, Class 30PO, PO, 12/25/33	47
218	Series 2003-12, Class 6A1, 5.000%, 12/25/33	219
37	Series 2004-1, Class 30PO, PO, 02/25/34	29
1,475	Series 2004-4, Class 1A6, 5.250%, 12/26/33	1,526
7	Series 2004-4, Class 3A1, 4.500%, 04/25/19	7
27	Series 2004-6, Class 15PO, PO, 07/25/19	26
98	Series 2004-8, Class 1A1, 4.750%, 08/25/19	99
20	Series 2004-8, Class PO, PO, 08/25/19	19
169	Series 2004-9, Class 5A1, 5.250%, 09/25/19	171
704	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	726
	MASTR Reperforming Loan Trust,
9,630	Series 2005-2, Class 1A1F, VAR, 1.128%, 05/25/35 (e)	8,007
1,190	Series 2006-2, Class 1A1, VAR, 4.484%, 05/25/36 (e)	1,098
488	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	369
	Merrill Lynch Mortgage Investors Trust,
678	Series 2003-A5, Class 2A6, VAR, 3.102%, 08/25/33	683
1,353	Series 2003-E, Class A1, VAR, 1.398%, 10/25/28	1,300
2,989	Series 2003-F, Class A1, VAR, 1.418%, 10/25/28	2,927
1,402	Series 2004-1, Class 2A1, VAR, 2.962%, 12/25/34	1,407

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)

585		Series 2004-A, Class A1, VAR, 1.238%, 04/25/29	562
1,234		Series 2004-A4, Class A2, VAR, 2.862%, 08/25/34	1,258
1,223		Series 2004-C, Class A2, VAR, 1.916%, 07/25/29	1,168
2,193		Series 2005-A2, Class A1, VAR, 2.979%, 02/25/35	2,152
2,218		Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.758%, 06/25/37	2,160
3		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	3
		Morgan Stanley Mortgage Loan Trust,
2,695		Series 2004-3, Class 4A, VAR, 5.668%, 04/25/34	2,818
615		Series 2004-9, Class 4A, VAR, 4.854%, 10/25/19	603
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 4,404.340%, 04/20/21	—	(h)
943		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.418%, 02/25/35	910
		MRFC Mortgage Pass-Through Trust,
3,253		Series 2000-TBC2, Class A1, VAR, 1.250%, 06/15/30	3,094
688		Series 2000-TBC3, Class A1, VAR, 1.210%, 12/15/30	657
666		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	654
		NCUA Guaranteed Notes Trust,
15,013		Series 2010-R3, Class 1A, VAR, 1.336%, 12/08/20	15,045
2,258		Series 2010-R3, Class 3A, 2.400%, 12/08/20	2,257
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
301		Series 2003-A1, Class A1, 5.500%, 05/25/33	306
195		Series 2003-A1, Class A2, 6.000%, 05/25/33	198
69		Series 2003-A1, Class A5, 7.000%, 04/25/33	71
2		Series 2003-A1, Class A7, 5.000%, 04/25/18	1
3		PaineWebber CMO Trust, Series P, Class 4, 8.500%, 08/01/19	4
1,118		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,168

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
463	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 3.225%, 05/25/35	449
	RALI Trust,
34	Series 2002-QS8, Class A5, 6.250%, 06/25/17	34
20	Series 2002-QS16, Class A3, IF, 14.995%, 10/25/17	21
63	Series 2003-QS3, Class A2, IF, 14.788%, 02/25/18	65
224	Series 2003-QS9, Class A3, IF, IO, 6.772%, 05/25/18	7
148	Series 2003-QS12, Class A2A, IF, IO, 6.822%, 06/25/18	3
45	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	—	(h)
386	Series 2003-QS14, Class A1, 5.000%, 07/25/18	387
118	Series 2003-QS18, Class A1, 5.000%, 09/25/18	119
6,726	Series 2004-QS7, Class A4, 5.500%, 05/25/34	6,830
1,503	Series 2005-QA6, Class A32, VAR, 4.099%, 05/25/35	1,218
217	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	189
	RBSSP Resecuritization Trust,
3,223	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	3,407
795	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	823
5	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	5
3,410	Series 2009-12, Class 1A1, VAR, 5.809%, 11/25/33 (e)	3,521
590	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	594
669	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	668
87	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	74
	Residential Asset Securitization Trust,
177	Series 2003-A8, Class A5, 4.250%, 10/25/18	178
11	Series 2003-A14, Class A1, 4.750%, 02/25/19	11
8,614	Series 2005-A2, Class A4, IF, IO, 4.272%, 03/25/35	975

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

839	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	773
	RFMSI Trust,
25	Series 2003-S14, Class A4, PO, 07/25/18	24
72	Series 2003-S16, Class A3, 5.000%, 09/25/18	72
151	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	152
134	Series 2004-S6, Class 2A6, PO, 06/25/34	104
674	Series 2005-SA4, Class 1A1, VAR, 3.165%, 09/25/35	558
	Sequoia Mortgage Trust,
1,434	Series 2004-8, Class A1, VAR, 1.481%, 09/20/34	1,366
2,123	Series 2004-8, Class A2, VAR, 2.104%, 09/20/34	2,046
644	Series 2004-10, Class A1A, VAR, 1.401%, 11/20/34	605
1,961	Series 2004-11, Class A1, VAR, 1.381%, 12/20/34	1,922
1,512	Series 2004-12, Class A3, VAR, 1.640%, 01/20/35	1,390
	Springleaf Mortgage Loan Trust,
6,257	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	6,244
7,808	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	7,827
299	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	299
10,968	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	10,963
	Structured Asset Mortgage Investments II Trust,
1,857	Series 2004-AR5, Class 1A1, VAR, 1.441%, 10/19/34	1,776
6,322	Series 2005-AR5, Class A3, VAR, 1.031%, 07/19/35	6,130
	Structured Asset Securities Corp.,
2,128	Series 2003-37A, Class 2A, VAR, 2.916%, 12/25/33	2,118
2,209	Series 2004-4XS, Class 1A5, SUB, 5.595%, 02/25/34	2,267
896	Series 2005-RF3, Class 1A, VAR, 1.128%, 06/25/35 (e)	757
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
189	Series 2003-29, Class 1A1, 4.750%, 09/25/18	190
229	Series 2003-30, Class 1A1, 5.500%, 10/25/33	239

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,500	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	2,549
672	Series 2003-34A, Class 3A3, VAR, 3.127%, 11/25/33	662
4,729	Series 2004-5H, Class A4, 5.540%, 12/25/33	4,850
	Thornburg Mortgage Securities Trust,
4,483	Series 2003-4, Class A1, VAR, 1.418%, 09/25/43	4,314
3,187	Series 2004-4, Class 3A, VAR, 2.665%, 12/25/44	3,166
	Vendee Mortgage Trust,
3,695	Series 1993-1, Class ZB, 7.250%, 02/15/23	4,076
930	Series 1994-1, Class 1, VAR, 5.500%, 02/15/24	996
2,787	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	3,062
1,418	Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,602
640	Series 1996-2, Class 1Z, 6.750%, 06/15/26	719
1,952	Series 1997-1, Class 2Z, 7.500%, 02/15/27	2,237
1,280	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,492
	WaMu Mortgage Pass-Through Certificates,
299	Series 2003-S4, Class 2A10, IF, 15.322%, 06/25/33	350
37	Series 2003-S10, Class A2, 5.000%, 10/25/18	37
667	Series 2004-RS2, Class A4, 5.000%, 11/25/33	677
	WaMu Mortgage Pass-Through Certificates Trust,
1,121	Series 2003-AR7, Class A7, VAR, 2.677%, 08/25/33	1,125
6,389	Series 2003-AR9, Class 1A6, VAR, 2.782%, 09/25/33	6,447
1,176	Series 2003-AR9, Class 2A, VAR, 2.846%, 09/25/33	1,154
3,273	Series 2003-AR11, Class A6, VAR, 2.846%, 10/25/33	3,300
1,047	Series 2003-S1, Class A5, 5.500%, 04/25/33	1,073
183	Series 2003-S8, Class A5, 4.500%, 09/25/18	183
64	Series 2003-S8, Class A6, 4.500%, 09/25/18	64

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

4,200	Series 2003-S9, Class A8, 5.250%, 10/25/33	4,366
95	Series 2003-S9, Class P, PO, 10/25/33	81
92	Series 2003-S13, Class 23A1, VAR, 1.328%, 12/25/18	91
1,631	Series 2004-AR3, Class A1, VAR, 2.821%, 06/25/34	1,649
2,095	Series 2004-AR3, Class A2, VAR, 2.821%, 06/25/34	2,119
330	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	332
385	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	389
3,837	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	3,971
713	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	732
891	Series 2006-AR8, Class 1A2, VAR, 2.835%, 08/25/46	780
157	Series 2006-AR10, Class 2P, VAR, 2.920%, 09/25/36	135
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
1,361	Series 2005-1, Class 1A1, 5.500%, 03/25/35	1,340
147	Series 2005-1, Class CP, PO, 03/25/35	109
9,512	Series 2005-2, Class 1A4, IF, IO, 4.272%, 04/25/35	1,290
2,482	Series 2005-2, Class 2A3, IF, IO, 4.222%, 04/25/35	313
3,294	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,034
3,162	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	635
652	Series 2005-6, Class 2A4, 5.500%, 08/25/35	599
259	Series 2006-1, Class 3A2, 5.750%, 02/25/36	242
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
26	Series 2003-MS5, Class 1A4, VAR, 1.278%, 03/25/18	26
14	Series 2003-MS7, Class P, PO, 03/25/33	12
	Wells Fargo Alternative Loan Trust,
98	Series 2003-1, Class APO, PO, 09/25/33	88
340	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	302
	Wells Fargo Mortgage-Backed Securities Trust,
2,323	Series 2003-K, Class 1A1, VAR, 2.901%, 11/25/33	2,332

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
89	Series 2003-K, Class 1A2, VAR, 2.901%, 11/25/33	90
354	Series 2003-L, Class 2A1, VAR, 2.934%, 11/25/33	347
493	Series 2004-4, Class A9, 5.500%, 05/25/34	503
850	Series 2004-B, Class A1, VAR, 3.024%, 02/25/34	847
1,731	Series 2004-EE, Class 2A1, VAR, 3.048%, 12/25/34	1,748
1,178	Series 2004-EE, Class 2A2, VAR, 3.048%, 12/25/34	1,202
2,074	Series 2004-EE, Class 3A1, VAR, 3.244%, 12/25/34	2,143
677	Series 2004-EE, Class 3A2, VAR, 3.244%, 12/25/34	699
3,116	Series 2004-I, Class 1A1, VAR, 3.154%, 07/25/34	3,163
8,414	Series 2004-P, Class 2A1, VAR, 2.995%, 09/25/34	8,681
3,514	Series 2004-S, Class A1, VAR, 3.044%, 09/25/34	3,579
1,122	Series 2004-V, Class 1A1, VAR, 3.102%, 10/25/34	1,131
1,439	Series 2004-V, Class 1A2, VAR, 3.102%, 10/25/34	1,476
853	Series 2005-14, Class 1A1, 5.500%, 12/25/35	884
126	Series 2005-14, Class 2APO, PO, 12/25/35	105
14,833	Series 2005-AR3, Class 1A1, VAR, 3.090%, 03/25/35	15,159
1,685	Series 2005-AR8, Class 2A1, VAR, 3.150%, 06/25/35	1,719
363	Series 2007-7, Class A7, 6.000%, 06/25/37	355
2,185	Series 2007-11, Class A14, 6.000%, 08/25/37	2,157

	Total Collateralized Mortgage Obligations (Cost $3,560,400)	3,627,072

Commercial Mortgage-Backed Securities — 3.8%
	A10 Securitization LLC,
6,040	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	6,022
4,310	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	4,334
2,625	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	2,611

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	A10 Term Asset Financing LLC,
2,940	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	2,932
2,000	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	1,988
2,442	Series 2013-2, Class C, 5.120%, 11/15/27 (e)	2,439
4,225	Series 2014-1, Class B, 3.870%, 04/15/33 (e)	4,197
	BAMLL Commercial Mortgage Securities Trust,
7,026	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	7,120
7,700	Series 2014-520M, Class C, VAR, 4.214%, 08/15/46 (e)	7,273
	BAMLL Re-REMIC Trust,
16,252	Series 2014-FRR5, Class A714, PO, 01/27/47 (e)	13,295
9,562	Series 2016-FR13, Class A, VAR, 1.730%, 08/27/45 (e)	7,854
21,129	Series 2016-FR16, Class A, VAR, 1.008%, 05/27/21 (e)	18,336
	Banc of America Commercial Mortgage Trust,
14,646	Series 2006-5, Class XC, IO, VAR, 0.736%, 09/10/47 (e)	18
6,671	Series 2007-5, Class A4, 5.492%, 02/10/51	6,723
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
173	Series 2005-1, Class AJ, VAR, 5.404%, 11/10/42	173
930	Series 2005-3, Class AM, 4.727%, 07/10/43	930
41,249	Series 2005-5, Class XC, IO, VAR, 0.043%, 10/10/45 (e)	6
	BB-UBS Trust,
23,898	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	24,274
4,949	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,881
	Bear Stearns Commercial Mortgage Securities Trust,
23,616	Series 2006-PW14, Class X1, IO, VAR, 0.499%, 12/11/38 (e)	38
186,716	Series 2007-T26, Class X1, IO, VAR, 0.048%, 01/12/45 (e)	125
20,850	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.326%, 12/11/49 (e)	4
29,218	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, VAR, 0.556%, 10/15/48 (e)	361

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
3,455	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	3,466
11,267	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class IO, IO, VAR, 0.819%, 08/15/48	123
	Commercial Mortgage Trust,
1,147	Series 2006-GG7, Class AM, VAR, 5.774%, 07/10/38	1,147
26,100	Series 2012-CR2, Class XA, IO, VAR, 1.724%, 08/15/45	1,887
4,484	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	4,872
6,150	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	6,234
13,800	Series 2014-CR19, Class A5, 3.796%, 08/10/47	14,434
7,748	Series 2014-PAT, Class A, VAR, 1.571%, 08/13/27 (e)	7,750
10,196	Series 2014-TWC, Class A, VAR, 1.621%, 02/13/32 (e)	10,212
2,850	Series 2014-TWC, Class B, VAR, 2.376%, 02/13/32 (e)	2,854
9,250	Series 2015-CR24, Class A5, 3.696%, 08/10/48	9,590
17,593	Series 2015-CR25, Class A4, 3.759%, 08/10/48	18,333
16,788	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 3.010%, 06/25/40 (e)	1,897
58,998	Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AX, IO, VAR, 0.070%, 01/15/49 (e)	—	(h)
16,830	CSMC OA LLC, Series 2014-USA, Class D, 4.373%, 09/15/37 (e)	15,782
23,694	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.139%, 07/10/44 (e)	849
4,000	DBWF Mortgage Trust, Series 2015-LCM, Class A2, VAR, 3.421%, 06/10/34 (e)	3,967
5,790	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	5,828
	FNMA — ACES,
15,226	Series 2010-M1, Class A2, 4.450%, 09/25/19	16,052
6,290	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	6,645
5,182	Series 2010-M7, Class A2, 3.655%, 11/25/20	5,373
8,914	Series 2011-M1, Class A3, 3.763%, 06/25/21	9,385
7,488	Series 2011-M2, Class A2, 3.645%, 04/25/21	7,767

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

52,463	Series 2011-M2, Class A3, 3.764%, 04/25/21	55,113
28,877	Series 2011-M4, Class A2, 3.726%, 06/25/21	30,568
6,139	Series 2011-M8, Class A2, 2.922%, 08/25/21	6,270
6,457	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	6,467
4,274	Series 2012-M11, Class FA, VAR, 1.280%, 08/25/19	4,260
11,791	Series 2013-M7, Class A2, 2.280%, 12/27/22	11,689
11,658	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	11,528
4,118	Series 2013-M13, Class A2, VAR, 2.623%, 04/25/23	4,094
16,876	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	17,548
24,000	Series 2014-M3, Class A2, VAR, 3.471%, 01/25/24	25,002
3,280	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	3,383
25,000	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	25,284
11,740	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	11,833
12,039	Series 2015-M1, Class A2, 2.532%, 09/25/24	11,823
12,409	Series 2015-M2, Class A3, VAR, 3.046%, 12/25/24	12,544
30,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	29,814
7,298	Series 2015-M7, Class A2, 2.590%, 12/25/24	7,187
10,000	Series 2015-M8, Class A2, VAR, 2.900%, 01/25/25	10,059
57,555	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	57,791
64,822	Series 2016-M1, Class A2, VAR, 2.939%, 01/25/26	64,991
	FORT CRE LLC,
9,370	Series 2016-1A, Class B, VAR, 3.529%, 05/21/36 (e)	9,492
14,100	Series 2016-1A, Class C, VAR, 4.029%, 05/21/36 (e)	14,215
	GNMA,
13,369	Series 2014-168, Class VA, VAR, 3.379%, 01/16/37	13,777
13,929	Series 2014-168, Class VB, VAR, 3.451%, 06/16/47	14,421

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
10,834	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	10,987
	GS Mortgage Securities Corp. Trust,
67,725	Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	1,787
4,384	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	4,398
	GS Mortgage Securities Trust,
16,522	Series 2006-GG8, Class X, IO, VAR, 0.754%, 11/10/39 (e)	1
1,600	Series 2011-GC5, Class D, VAR, 5.399%, 08/10/44 (e)	1,598
	JP Morgan Chase Commercial Mortgage Securities Trust,
71,489	Series 2005-CB11, Class X1, IO, VAR, 0.031%, 08/12/37 (e)	51
33,584	Series 2005-LDP5, Class X1, IO, VAR, 0.000%, 12/15/44 (e)	—	(h)
58,067	Series 2006-CB15, Class X1, IO, VAR, 0.270%, 06/12/43	84
1,643	Series 2006-LDP9, Class A3SF, VAR, 0.925%, 05/15/47	1,632
3,587	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,542
992	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,009
215,820	Series 2007-LD12, Class X, IO, VAR, 0.094%, 02/15/51	27
	JPMCC Re-REMIC Trust,
2,900	Series 2014-FRR1, Class BK10, VAR, 2.865%, 11/27/49 (e)	2,688
14,000	Series 2015-FRR2, Class AK36, VAR, 2.326%, 12/27/46 (e)	11,104
	KGS-Alpha SBA COOF Trust,
41,881	Series 2012-6, Class A, IO, VAR, 0.584%, 05/25/39 (e)	678
14,872	Series 2014-2, Class A, IO, VAR, 2.762%, 04/25/40 (e)	1,583
19,117	Series 2015-2, Class A, IO, VAR, 2.956%, 07/25/41 (e)	2,057
8,924	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	9,272
29,533	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class XW, IO, VAR, 0.499%, 02/15/40	17
	ML-CFC Commercial Mortgage Trust,
19,681	Series 2006-4, Class XC, IO, VAR, 0.696%, 12/12/49 (e)	1

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

4,192	Series 2007-9, Class A4, 5.700%, 09/12/49	4,246
18,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	18,785
	Morgan Stanley Capital I Trust,
22,301	Series 2006-IQ12, Class X1, IO, VAR, 0.470%, 12/15/43 (e)	1
61,719	Series 2007-HQ11, Class X, IO, VAR, 0.268%, 02/12/44 (e)	77
61,619	Series 2007-HQ13, Class X1, IO, VAR, 0.469%, 12/15/44 (e)	79
58,584	Series 2007-IQ13, Class X, IO, VAR, 0.498%, 03/15/44 (e)	73
4,898	Series 2011-C3, Class A3, 4.054%, 07/15/49	5,102
6,336	Series 2012-C4, Class A3, 2.991%, 03/15/45	6,474
	Morgan Stanley Re-REMIC Trust,
5,478	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	5,451
4,622	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	4,617
10,268	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	9,538
	PFP Ltd., (Cayman Islands),
8,084	Series 2015-2, Class A, VAR, 2.220%, 07/14/34 (e)	8,079
7,564	Series 2015-2, Class C, VAR, 4.020%, 07/14/34 (e)	7,457
4,646	Series 2015-2, Class D, VAR, 4.770%, 07/14/34 (e)	4,538
	RAIT Trust,
5,893	Series 2014-FL3, Class AS, VAR, 2.570%, 12/15/31 (e)	5,870
4,676	Series 2014-FL3, Class B, VAR, 3.420%, 12/15/31 (e)	4,667
3,613	Series 2015-FL4, Class A, VAR, 2.120%, 12/15/31 (e)	3,624
9,668	Series 2015-FL4, Class AS, VAR, 2.520%, 12/15/31 (e)	9,757
12,154	Series 2015-FL5, Class B, VAR, 4.670%, 01/15/31 (e)	12,183
4,450	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	4,416
	Resource Capital Corp. Ltd., (Cayman Islands),
2,804	Series 2015-CRE4, Class A, VAR, 2.172%, 08/15/32 (e)	2,789

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	61

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
6,908	Series 2015-CRE4, Class B, VAR, 3.772%, 08/15/32 (e)	6,701
695	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	695
8,260	Series RR Trust, Series 2014-1, Class B, PO, 05/25/47 (e)	5,377
14,688	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.089%, 05/10/45 (e)	1,283
15,527	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	15,880
	UBS-Barclays Commercial Mortgage Trust,
9,327	Series 2012-C2, Class A4, 3.525%, 05/10/63	9,780
61,954	Series 2012-C2, Class XA, IO, VAR, 1.624%, 05/10/63 (e)	2,967
2,357	Series 2013-C6, Class A4, 3.244%, 04/10/46	2,419
	VNDO Mortgage Trust,
11,148	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	11,334
30,750	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	32,319
40,646	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class XC, IO, VAR, 0.086%, 03/15/45 (e)	–	(h)
	Wells Fargo Commercial Mortgage Trust,
13,452	Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	13,623
8,751	Series 2015-C30, Class A4, 3.664%, 09/15/58	9,067
8,000	Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class AK20, PO, 05/27/45 (e)	5,938
	WFRBS Commercial Mortgage Trust,
9,206	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	9,855
9,327	Series 2012-C6, Class A4, 3.440%, 04/15/45	9,722
2,500	Series 2013-C11, Class D, VAR, 4.207%, 03/15/45 (e)	2,292

	Total Commercial Mortgage-Backed Securities (Cost $1,027,625)	1,039,125

Corporate Bonds — 25.7%
	Consumer Discretionary — 1.5%
	Automobiles — 0.2%
5,568	BMW US Capital LLC, (Germany), 2.250%, 09/15/23 (e)	5,353

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Automobiles — continued
	Daimler Finance North America LLC, (Germany),
3,758	1.875%, 01/11/18 (e)	3,766
1,250	2.000%, 07/06/21 (e)	1,218
2,089	2.250%, 03/02/20 (e)	2,088
1,692	2.375%, 08/01/18 (e)	1,705
1,200	3.300%, 05/19/25 (e)	1,205
470	8.500%, 01/18/31	716
11,046	Ford Motor Co., 7.450%, 07/16/31	14,004
	General Motors Co.,
2,200	4.875%, 10/02/23	2,359
7,452	6.600%, 04/01/36	8,754
	Hyundai Capital America,
2,560	2.000%, 07/01/19 (e)	2,538
3,299	2.400%, 10/30/18 (e)	3,311
7,600	3.000%, 03/18/21 (e)	7,627
904	Kia Motors Corp., (South Korea), 2.625%, 04/21/21 (e)	897
	Nissan Motor Acceptance Corp., (Japan),
6,316	1.800%, 03/15/18 (e)	6,321
3,520	1.900%, 09/14/21 (e)	3,401

		65,263

	Hotels, Restaurants & Leisure — 0.1%
6,540	McDonald’s Corp., 4.700%, 12/09/35	6,946
4,590	Starbucks Corp., 2.700%, 06/15/22	4,665

		11,611

	Internet & Direct Marketing Retail — 0.1%
	Amazon.com, Inc.,
8,688	3.800%, 12/05/24	9,209
8,677	4.800%, 12/05/34	9,800

		19,009

	Media — 0.9%
	21st Century Fox America, Inc.,
2,337	6.150%, 02/15/41	2,814
2,242	6.200%, 12/15/34	2,674
2,690	6.650%, 11/15/37	3,370
1,345	6.900%, 08/15/39	1,726
1,762	7.250%, 05/18/18	1,876
3,946	7.300%, 04/30/28	5,051
2,690	7.625%, 11/30/28	3,545
942	8.875%, 04/26/23	1,229
1,525	9.500%, 07/15/24	2,031

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	CBS Corp.,
5,275	3.700%, 08/15/24	5,355
4,293	4.000%, 01/15/26	4,396
2,679	4.600%, 01/15/45	2,657
673	4.850%, 07/01/42	681
2,004	4.900%, 08/15/44	2,061
583	5.900%, 10/15/40	672
	Charter Communications Operating LLC,
11,182	4.464%, 07/23/22	11,748
4,374	6.384%, 10/23/35	5,000
4,708	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	6,325
897	Comcast Cable Communications LLC, 8.875%, 05/01/17	908
1,614	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,146
	Comcast Corp.,
2,773	3.375%, 08/15/25	2,789
3,361	4.200%, 08/15/34	3,450
10,484	4.250%, 01/15/33	10,830
2,690	6.450%, 03/15/37	3,458
17,907	6.500%, 11/15/35	23,047
	Cox Communications, Inc.,
3,027	3.250%, 12/15/22 (e)	2,968
3,046	3.350%, 09/15/26 (e)	2,946
5,600	4.800%, 02/01/35 (e)	5,295
1,166	8.375%, 03/01/39 (e)	1,457
2,627	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	3,090
	Discovery Communications LLC,
6,532	4.375%, 06/15/21	6,893
5,069	4.950%, 05/15/42	4,652
	Grupo Televisa SAB, (Mexico),
1,494	4.625%, 01/30/26	1,528
1,332	6.125%, 01/31/46	1,409
3,018	Historic TW, Inc., 9.150%, 02/01/23	3,894
	NBCUniversal Media LLC,
6,080	4.375%, 04/01/21	6,559
4,575	5.950%, 04/01/41	5,600
3,233	6.400%, 04/30/40	4,167
1,654	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	1,671
	Time Warner Cable LLC,
1,928	4.125%, 02/15/21	2,004
3,350	5.500%, 09/01/41	3,464
873	5.850%, 05/01/17	879

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Media — continued
4,125	5.875%, 11/15/40	4,474
2,327	6.550%, 05/01/37	2,689
4,080	6.750%, 07/01/18	4,331
1,794	6.750%, 06/15/39	2,133
2,197	7.300%, 07/01/38	2,748
1,601	8.750%, 02/14/19	1,798
2,030	Time Warner Cos., Inc., 7.570%, 02/01/24	2,506
7,641	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	10,270
	Time Warner, Inc.,
7,000	3.550%, 06/01/24	6,986
10,400	3.600%, 07/15/25	10,293
5,085	4.750%, 03/29/21	5,459
1,573	5.375%, 10/15/41	1,665
2,802	6.200%, 03/15/40	3,249
1,474	6.250%, 03/29/41	1,726
	Viacom, Inc.,
1,440	2.750%, 12/15/19	1,450
2,489	3.125%, 06/15/22	2,451
599	3.250%, 03/15/23	587
5,046	3.875%, 04/01/24	5,026
6,243	4.375%, 03/15/43	5,481
1,813	4.500%, 02/27/42	1,586
1,559	4.850%, 12/15/34	1,519
3,978	6.875%, 04/30/36	4,427
	Walt Disney Co. (The),
3,829	1.850%, 07/30/26	3,464
1,190	3.000%, 07/30/46	1,018

		255,651

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
3,662	2.875%, 02/15/23	3,453
5,011	4.375%, 09/01/23	4,940
2,181	4.500%, 12/15/34	1,958
877	5.125%, 01/15/42	803
2,743	6.375%, 03/15/37	2,754
1,186	6.700%, 07/15/34	1,196
925	6.900%, 04/01/29	975
1,166	7.450%, 07/15/17	1,192
3,458	Nordstrom, Inc., 4.000%, 10/15/21	3,593
2,565	Target Corp., 2.500%, 04/15/26	2,418

		23,282

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	63

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — 0.1%
	Home Depot, Inc. (The),
2,345	2.125%, 09/15/26	2,181
7,447	2.625%, 06/01/22	7,520
2,897	3.000%, 04/01/26	2,900
1,673	3.500%, 09/15/56	1,495
5,037	4.200%, 04/01/43	5,240
	Lowe’s Cos., Inc.,
1,820	3.375%, 09/15/25	1,864
3,901	4.650%, 04/15/42	4,240
2,067	5.125%, 11/15/41	2,380
2,150	6.875%, 02/15/28	2,831
3,139	Series B, 7.110%, 05/15/37	4,324

		34,975

	Total Consumer Discretionary	409,791

	Consumer Staples — 1.3%
	Beverages — 0.5%
	Anheuser-Busch Cos. LLC, (Belgium),
897	5.500%, 01/15/18	928
986	5.750%, 04/01/36	1,191
	Anheuser-Busch InBev Finance, Inc., (Belgium),
1,151	1.900%, 02/01/19	1,154
26,883	3.300%, 02/01/23	27,445
12,594	3.650%, 02/01/26	12,778
7,000	3.700%, 02/01/24	7,228
10,350	4.700%, 02/01/36	11,136
8,194	4.900%, 02/01/46	9,002
	Anheuser-Busch InBev Worldwide, Inc., (Belgium),
7,179	3.750%, 01/15/22	7,560
1,369	6.375%, 01/15/40	1,755
4,687	Brown-Forman Corp., 4.500%, 07/15/45	4,987
5,032	Coca-Cola Femsa SAB de CV, (Mexico), 3.875%, 11/26/23	5,177
1,335	Constellation Brands, Inc., 4.250%, 05/01/23	1,401
	Diageo Capital plc, (United Kingdom),
3,524	1.500%, 05/11/17	3,527
2,493	4.828%, 07/15/20	2,702
4,484	Diageo Investment Corp., (United Kingdom), 8.000%, 09/15/22	5,608
2,601	Heineken NV, (Netherlands), 1.400%, 10/01/17 (e)	2,600
4,417	Molson Coors Brewing Co., 3.000%, 07/15/26	4,212

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Beverages — continued
	PepsiCo, Inc.,
10,210	1.250%, 08/13/17	10,214
5,025	3.100%, 07/17/22	5,164
6,150	3.450%, 10/06/46	5,661
3,615	4.450%, 04/14/46	3,919

		135,349

	Food & Staples Retailing — 0.4%
	CK Hutchison International 16 Ltd., (Hong Kong),
4,160	1.875%, 10/03/21 (e)	4,003
6,500	2.750%, 10/03/26 (e)	6,174
7,510	Costco Wholesale Corp., 2.250%, 02/15/22	7,452
	CVS Health Corp.,
15,135	2.125%, 06/01/21	14,849
7,492	2.875%, 06/01/26	7,185
5,196	4.000%, 12/05/23	5,454
2,155	5.300%, 12/05/43	2,448
	Kroger Co. (The),
2,093	4.000%, 02/01/24	2,192
829	5.400%, 07/15/40	922
1,794	6.150%, 01/15/20	1,985
12,466	6.900%, 04/15/38	16,440
11,049	7.500%, 04/01/31	15,022
1,861	Sysco Corp., 3.750%, 10/01/25	1,896
3,435	Walgreen Co., 4.400%, 09/15/42	3,374
	Walgreens Boots Alliance, Inc.,
15,024	3.100%, 06/01/23	15,028
4,311	3.800%, 11/18/24	4,401
2,517	4.500%, 11/18/34	2,556
2,700	4.800%, 11/18/44	2,796
	Wal-Mart Stores, Inc.,
1,076	5.000%, 10/25/40	1,240
942	6.200%, 04/15/38	1,244
628	7.550%, 02/15/30	910

		117,571

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
2,551	3.250%, 08/15/26	2,466
1,281	3.500%, 11/24/20	1,304
6,959	8.500%, 06/15/19	7,929
543	Bunge NA Finance LP, 5.900%, 04/01/17	545
	Cargill, Inc.,
6,950	3.300%, 03/01/22 (e)	7,162
2,443	4.307%, 05/14/21 (e)	2,606

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — continued
1,390	6.000%, 11/27/17 (e)	1,436
2,556	7.350%, 03/06/19 (e)	2,836
6,900	Danone SA, (France), 2.589%, 11/02/23 (e)	6,691
	Kellogg Co.,
2,278	1.750%, 05/17/17	2,281
2,036	3.250%, 05/21/18	2,076
	Kraft Heinz Foods Co.,
6,663	3.500%, 06/06/22	6,811
4,392	5.000%, 06/04/42	4,505
1,215	5.375%, 02/10/20	1,318
4,612	6.125%, 08/23/18	4,896
2,690	6.500%, 02/09/40	3,289
13,399	6.875%, 01/26/39	16,923
	Mead Johnson Nutrition Co.,
2,074	3.000%, 11/15/20	2,116
993	4.125%, 11/15/25	1,048
955	4.600%, 06/01/44	992
1,984	Smithfield Foods, Inc., 4.250%, 02/01/27 (e)	2,027
	Tyson Foods, Inc.,
4,951	3.950%, 08/15/24	5,067
7,255	4.875%, 08/15/34	7,501

		93,825

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,220	2.400%, 03/01/22	1,218
2,842	3.050%, 08/15/25	2,857
448	7.500%, 11/01/18	489
1,041	Procter & Gamble — ESOP, Series A, 9.360%, 01/01/21	1,208

		5,772

	Total Consumer Staples	352,517

	Energy — 2.7%
	Energy Equipment & Services — 0.1%
	Halliburton Co.,
2,882	3.500%, 08/01/23	2,956
3,583	4.850%, 11/15/35	3,844
673	6.150%, 09/15/19	743
4,529	7.450%, 09/15/39	6,178
2,242	7.600%, 08/15/96 (e)	2,901
	Nabors Industries, Inc.,
1,065	4.625%, 09/15/21	1,084
1,205	5.000%, 09/15/20	1,258
1,411	National Oilwell Varco, Inc., 1.350%, 12/01/17	1,406

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Energy Equipment & Services — continued
2,931	Schlumberger Investment SA, 3.300%, 09/14/21 (e)	3,024

		23,394

	Oil, Gas & Consumable Fuels — 2.6%
2,381	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	2,894
1,794	Anadarko Finance Co., Series B, 7.500%, 05/01/31	2,303
1,480	Anadarko Holding Co., 7.150%, 05/15/28	1,766
3,226	Anadarko Petroleum Corp., 8.700%, 03/15/19	3,649
2,933	ANR Pipeline Co., 9.625%, 11/01/21	3,782
	Apache Corp.,
853	3.250%, 04/15/22	862
3,611	4.750%, 04/15/43	3,718
2,850	6.000%, 01/15/37	3,311
2,242	6.900%, 09/15/18	2,411
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,713
	Boardwalk Pipelines LP,
3,705	3.375%, 02/01/23	3,652
2,493	4.450%, 07/15/27	2,556
6,221	4.950%, 12/15/24	6,556
2,057	5.950%, 06/01/26	2,330
	BP Capital Markets plc, (United Kingdom),
1,987	1.375%, 11/06/17	1,989
5,991	1.846%, 05/05/17	5,998
5,200	2.237%, 05/10/19	5,239
3,779	2.750%, 05/10/23	3,723
3,258	3.017%, 01/16/27	3,142
3,479	3.119%, 05/04/26	3,401
13,920	3.224%, 04/14/24	13,906
2,273	3.245%, 05/06/22	2,325
4,509	3.506%, 03/17/25	4,564
7,330	3.588%, 04/14/27	7,384
7,135	3.814%, 02/10/24	7,404
	Buckeye Partners LP,
2,100	2.650%, 11/15/18	2,115
1,427	3.950%, 12/01/26	1,417
2,000	4.350%, 10/15/24	2,060
2,500	4.875%, 02/01/21	2,660
7,805	5.850%, 11/15/43	8,350
462	Burlington Resources Finance Co., 7.400%, 12/01/31	618
1,794	Burlington Resources, Inc., 8.200%, 03/15/25	2,350

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Canadian Natural Resources Ltd., (Canada),
3,463	3.900%, 02/01/25	3,519
671	5.850%, 02/01/35	748
359	5.900%, 02/01/18	373
4,152	6.250%, 03/15/38	4,868
1,300	6.450%, 06/30/33	1,503
1,794	6.750%, 02/01/39	2,158
359	7.200%, 01/15/32	436
	Cenovus Energy, Inc., (Canada),
1,599	3.000%, 08/15/22	1,564
2,695	4.450%, 09/15/42	2,412
5,616	6.750%, 11/15/39	6,348
	Chevron Corp.,
2,725	2.355%, 12/05/22	2,668
11,130	2.566%, 05/16/23	11,007
5,912	2.895%, 03/03/24	5,912
4,574	4.950%, 03/03/19	4,868
11,698	CNOOC Finance 2015 Australia Pty. Ltd., (China), 2.625%, 05/05/20	11,691
11,233	CNOOC Nexen Finance 2014 ULC, (China), 4.250%, 04/30/24	11,743
471	Conoco Funding Co., 7.250%, 10/15/31	624
1,300	ConocoPhillips, 6.500%, 02/01/39	1,637
	ConocoPhillips Co.,
9,861	3.350%, 11/15/24	9,895
6,328	4.200%, 03/15/21	6,724
	Devon Energy Corp.,
5,180	3.250%, 05/15/22	5,198
2,807	4.750%, 05/15/42	2,765
	Ecopetrol SA, (Colombia),
3,333	4.125%, 01/16/25	3,217
5,409	5.375%, 06/26/26	5,565
2,575	5.875%, 09/18/23	2,794
3,980	Enbridge, Inc., (Canada), 5.500%, 12/01/46	4,311
	Encana Corp., (Canada),
2,090	6.500%, 05/15/19	2,265
1,027	6.500%, 08/15/34	1,175
	Energy Transfer Partners LP,
3,584	3.600%, 02/01/23	3,562
6,594	4.050%, 03/15/25	6,625
3,400	4.200%, 04/15/27	3,415
3,141	5.300%, 04/15/47	3,141
2,284	6.050%, 06/01/41	2,457
2,519	6.500%, 02/01/42	2,845
2,695	7.500%, 07/01/38	3,285

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
4,843	Eni SpA, (Italy), Series EX2, 5.700%, 10/01/40 (e)	4,983
	EnLink Midstream Partners LP,
1,145	2.700%, 04/01/19	1,150
5,421	4.150%, 06/01/25	5,417
3,250	5.050%, 04/01/45	3,100
	Enterprise Products Operating LLC,
3,040	3.700%, 02/15/26	3,078
2,600	3.750%, 02/15/25	2,645
2,687	3.900%, 02/15/24	2,785
2,705	3.950%, 02/15/27	2,787
1,251	4.850%, 03/15/44	1,297
1,189	4.950%, 10/15/54	1,239
1,758	5.100%, 02/15/45	1,886
1,259	5.950%, 02/01/41	1,469
900	7.550%, 04/15/38	1,199
515	Series H, 6.650%, 10/15/34	635
1,924	Series J, 5.750%, 03/01/35	2,181
	EOG Resources, Inc.,
2,164	2.625%, 03/15/23	2,108
4,753	4.100%, 02/01/21	5,017
4,120	5.100%, 01/15/36	4,538
1,614	6.875%, 10/01/18	1,733
	Exxon Mobil Corp.,
3,874	2.397%, 03/06/22	3,879
3,126	2.726%, 03/01/23	3,132
2,398	3.043%, 03/01/26	2,392
2,726	4.114%, 03/01/46	2,847
	Gulf South Pipeline Co. LP,
4,598	4.000%, 06/15/22	4,717
920	6.300%, 08/15/17 (e)	939
8,000	Hess Corp., 6.000%, 01/15/40	8,462
1,036	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,127
	Kerr-McGee Corp.,
1,103	6.950%, 07/01/24	1,320
11,707	7.875%, 09/15/31	15,282
	Magellan Midstream Partners LP,
2,338	3.200%, 03/15/25	2,281
2,987	4.200%, 12/01/42	2,767
7,133	5.150%, 10/15/43	7,680
1,794	6.550%, 07/15/19	1,970
	Marathon Oil Corp.,
6,517	2.800%, 11/01/22	6,324
2,528	5.900%, 03/15/18	2,631
2,511	6.000%, 10/01/17	2,567

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
3,980	Marathon Petroleum Corp., 3.625%, 09/15/24	3,955
	MPLX LP,
6,360	4.875%, 12/01/24	6,790
2,341	5.200%, 03/01/47	2,391
	Noble Energy, Inc.,
2,200	5.050%, 11/15/44	2,290
5,216	5.625%, 05/01/21	5,391
2,610	6.000%, 03/01/41	2,995
	Occidental Petroleum Corp.,
3,457	3.400%, 04/15/26	3,474
6,636	3.500%, 06/15/25	6,764
	ONEOK Partners LP,
3,960	3.200%, 09/15/18	4,036
1,164	3.375%, 10/01/22	1,167
13,625	4.900%, 03/15/25	14,587
2,576	5.000%, 09/15/23	2,796
1,825	6.650%, 10/01/36	2,130
3,000	8.625%, 03/01/19	3,364
	Petro-Canada, (Canada),
2,286	6.050%, 05/15/18	2,401
3,677	6.800%, 05/15/38	4,818
	Petroleos Mexicanos, (Mexico),
4,433	4.250%, 01/15/25	4,211
6,403	4.500%, 01/23/26	6,034
9,775	4.625%, 09/21/23	9,794
2,165	4.875%, 01/18/24	2,173
1,565	5.500%, 06/27/44	1,337
4,042	5.625%, 01/23/46	3,481
4,385	6.375%, 02/04/21	4,762
4,650	6.375%, 01/23/45	4,391
10,944	6.500%, 03/13/27 (e)	11,590
4,700	6.625%, 06/15/35	4,735
12,012	6.750%, 09/21/47	11,832
3,644	6.875%, 08/04/26	3,980
	Phillips 66,
2,099	2.950%, 05/01/17	2,105
1,181	4.300%, 04/01/22	1,265
	Phillips 66 Partners LP,
1,453	3.550%, 10/01/26	1,410
3,078	4.900%, 10/01/46	3,030
	Plains All American Pipeline LP,
1,938	2.600%, 12/15/19	1,943
7,000	3.600%, 11/01/24	6,834

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
16,535	4.650%, 10/15/25	17,236
9,221	4.900%, 02/15/45	8,802
	Schlumberger Holdings Corp.,
6,120	3.625%, 12/21/22 (e)	6,361
740	4.000%, 12/21/25 (e)	779
4,132	Sinopec Group Overseas Development 2013 Ltd., (China), 4.375%, 10/17/23 (e)	4,390
	Spectra Energy Capital LLC,
6,334	3.300%, 03/15/23	6,249
2,197	5.650%, 03/01/20	2,348
2,233	7.500%, 09/15/38	2,780
4,475	8.000%, 10/01/19	5,072
	Spectra Energy Partners LP,
2,658	2.950%, 09/25/18	2,693
4,750	3.500%, 03/15/25	4,682
1,866	4.500%, 03/15/45	1,801
1,801	5.950%, 09/25/43	2,079
	Statoil ASA, (Norway),
2,646	1.150%, 05/15/18	2,636
1,917	1.200%, 01/17/18	1,913
2,430	2.450%, 01/17/23	2,386
5,765	2.650%, 01/15/24	5,680
3,320	3.150%, 01/23/22	3,404
3,461	3.250%, 11/10/24	3,520
1,673	4.250%, 11/23/41	1,724
3,318	5.250%, 04/15/19	3,547
	Suncor Energy, Inc., (Canada),
11,584	5.950%, 12/01/34	13,863
1,704	6.100%, 06/01/18	1,796
	Sunoco Logistics Partners Operations LP,
4,366	3.900%, 07/15/26	4,314
1,814	4.250%, 04/01/24	1,850
5,160	4.400%, 04/01/21	5,467
600	4.650%, 02/15/22	639
1,840	5.300%, 04/01/44	1,858
6,969	5.350%, 05/15/45	7,098
5,495	6.100%, 02/15/42	5,924
6,209	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	6,052
	Tosco Corp.,
3,408	7.800%, 01/01/27	4,422
3,139	8.125%, 02/15/30	4,364
5,675	Total Capital Canada Ltd., (France), 2.750%, 07/15/23	5,653

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	67

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Total Capital International SA, (France),
5,044	1.550%, 06/28/17	5,051
1,256	2.700%, 01/25/23	1,252
5,000	2.750%, 06/19/21	5,086
1,989	3.750%, 04/10/24	2,082
	TransCanada PipeLines Ltd., (Canada),
4,155	4.875%, 01/15/26	4,667
6,345	6.200%, 10/15/37	8,041
1,704	6.500%, 08/15/18	1,819
2,377	7.125%, 01/15/19	2,589
1,883	7.250%, 08/15/38	2,613
1,545	Valero Energy Corp., 7.500%, 04/15/32	1,968
	Western Gas Partners LP,
3,421	4.650%, 07/01/26	3,578
607	5.375%, 06/01/21	659
1,855	5.450%, 04/01/44	1,967
2,982	Williams Partners LP, 4.875%, 05/15/23	3,086

		735,126

	Total Energy	758,520

	Financials — 10.1%
	Banks — 4.5%
	ABN AMRO Bank NV, (Netherlands),
9,759	1.800%, 06/04/18 (e)	9,732
3,394	2.500%, 10/30/18 (e)	3,425
7,879	4.750%, 07/28/25 (e)	8,070
	ANZ New Zealand Int’l Ltd., (New Zealand),
5,200	2.600%, 09/23/19 (e)	5,242
3,016	2.850%, 08/06/20 (e)	3,056
	Australia & New Zealand Banking Group Ltd., (Australia),
5,560	1.450%, 05/15/18	5,548
1,834	4.400%, 05/19/26 (e)	1,887
2,571	4.875%, 01/12/21 (e)	2,787
	Bank of America Corp.,
14,852	2.000%, 01/11/18	14,921
12,693	3.300%, 01/11/23	12,777
7,598	3.500%, 04/19/26	7,537
24,248	3.875%, 08/01/25	24,783
3,403	4.000%, 04/01/24	3,543
12,373	4.000%, 01/22/25	12,495
530	4.100%, 07/24/23	555
1,890	4.125%, 01/22/24	1,978
5,998	4.200%, 08/26/24	6,190
6,055	4.250%, 10/22/26	6,171

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
5,041	4.450%, 03/03/26	5,228
11,565	5.000%, 05/13/21	12,581
15,875	5.625%, 07/01/20	17,491
7,155	5.650%, 05/01/18	7,467
2,959	5.700%, 01/24/22	3,324
4,155	5.750%, 12/01/17	4,285
19,000	6.400%, 08/28/17	19,468
11,523	6.875%, 04/25/18	12,182
3,140	7.625%, 06/01/19	3,518
10,870	Series L, 2.250%, 04/21/20	10,872
2,530	Series L, 2.650%, 04/01/19	2,563
8,782	Series L, 3.950%, 04/21/25	8,814
	Bank of Montreal, (Canada),
5,996	1.400%, 09/11/17	6,000
6,305	2.375%, 01/25/19	6,373
7,632	2.550%, 11/06/22	7,578
	Bank of Nova Scotia (The), (Canada),
7,533	1.450%, 04/25/18	7,528
13,000	1.700%, 06/11/18	13,011
4,470	1.875%, 09/20/21 (e)	4,360
1,977	Banque Federative du Credit Mutuel SA, (France), 2.000%, 04/12/19 (e)	1,968
	Barclays Bank plc, (United Kingdom),
2,392	2.250%, 05/10/17 (e)	2,396
3,318	6.050%, 12/04/17 (e)	3,419
	Barclays plc, (United Kingdom),
8,888	3.200%, 08/10/21	8,945
15,214	3.650%, 03/16/25	14,840
2,993	4.375%, 01/12/26	3,048
2,605	5.250%, 08/17/45	2,781
	BB&T Corp.,
3,334	1.600%, 08/15/17	3,338
2,200	2.050%, 05/10/21	2,173
6,000	2.625%, 06/29/20	6,080
2,466	5.250%, 11/01/19	2,667
1,480	6.850%, 04/30/19	1,628
	BNP Paribas SA, (France),
3,000	4.375%, 09/28/25 (e)	2,980
4,000	4.375%, 05/12/26 (e)	3,957
	BNZ International Funding Ltd., (New Zealand),
4,300	2.100%, 09/14/21 (e)	4,181
3,708	2.350%, 03/04/19 (e)	3,726

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Canadian Imperial Bank of Commerce, (Canada),
2,740	1.600%, 09/06/19	2,714
12,882	2.250%, 07/21/20 (e)	12,909
22,474	Capital One Bank USA NA, 3.375%, 02/15/23	22,585
	Capital One NA,
5,909	2.350%, 08/17/18	5,948
4,190	2.400%, 09/05/19	4,213
	Citigroup, Inc.,
7,450	1.700%, 04/27/18	7,448
5,000	1.750%, 05/01/18	5,001
5,915	1.800%, 02/05/18	5,932
7,940	2.050%, 12/07/18	7,961
7,289	2.150%, 07/30/18	7,323
2,309	2.350%, 08/02/21	2,275
5,000	2.400%, 02/18/20	5,015
8,395	2.700%, 03/30/21	8,405
6,100	3.400%, 05/01/26	5,966
12,625	3.700%, 01/12/26	12,666
3,077	3.875%, 03/26/25	3,064
1,491	4.125%, 07/25/28	1,478
6,200	4.300%, 11/20/26	6,310
7,400	4.400%, 06/10/25	7,600
2,622	4.650%, 07/30/45	2,770
6,570	4.750%, 05/18/46	6,608
698	5.300%, 05/06/44	757
4,296	5.500%, 09/13/25	4,732
1,842	5.875%, 01/30/42	2,235
3,363	6.625%, 01/15/28	4,045
1,424	8.125%, 07/15/39	2,127
1,590	Citizens Financial Group, Inc., 2.375%, 07/28/21	1,569
1,250	Comerica Bank, 5.200%, 08/22/17	1,271
	Comerica, Inc.,
2,140	2.125%, 05/23/19	2,139
1,148	3.800%, 07/22/26	1,147
	Commonwealth Bank of Australia, (Australia),
4,035	2.000%, 09/06/21 (e)	3,927
7,264	2.250%, 03/16/17 (e)	7,267
4,920	4.500%, 12/09/25 (e)	5,114
	Cooperatieve Rabobank UA, (Netherlands),
5,500	2.500%, 01/19/21	5,498
11,498	3.875%, 02/08/22	12,145
7,438	4.375%, 08/04/25	7,587
3,139	5.800%, 09/30/10[1] (e)	3,605

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	Credit Agricole SA, (France),
6,616	4.125%, 01/10/27 (e)	6,545
12,320	4.375%, 03/17/25 (e)	12,198
	Credit Suisse Group Funding Guernsey Ltd., (Switzerland),
1,764	2.750%, 03/26/20	1,759
2,429	3.750%, 03/26/25	2,392
2,746	3.800%, 09/15/22	2,775
8,035	3.800%, 06/09/23	8,043
5,016	4.550%, 04/17/26	5,190
3,089	4.875%, 05/15/45	3,170
	Danske Bank A/S, (Denmark),
4,287	2.000%, 09/08/21 (e)	4,176
4,254	2.700%, 03/02/22 (e)	4,245
	Discover Bank,
2,185	3.100%, 06/04/20	2,224
6,500	3.200%, 08/09/21	6,580
7,685	4.200%, 08/08/23	8,067
7,022	Fifth Third Bancorp, 2.875%, 07/27/20	7,140
	Fifth Third Bank,
6,100	2.375%, 04/25/19	6,165
2,846	2.875%, 10/01/21	2,885
	HSBC Bank plc, (United Kingdom),
8,206	1.500%, 05/15/18 (e)	8,180
5,346	4.125%, 08/12/20 (e)	5,618
8,968	4.750%, 01/19/21 (e)	9,608
	HSBC Holdings plc, (United Kingdom),
8,335	2.650%, 01/05/22	8,215
16,403	3.600%, 05/25/23	16,696
12,977	4.000%, 03/30/22	13,568
2,932	4.250%, 08/18/25	2,977
3,162	4.375%, 11/23/26	3,197
6,457	6.100%, 01/14/42	8,125
	Huntington Bancshares, Inc.,
10,169	2.300%, 01/14/22	9,911
2,357	3.150%, 03/14/21	2,399
	Huntington National Bank (The),
709	2.000%, 06/30/18	710
6,583	2.875%, 08/20/20	6,680
	Industrial & Commercial Bank of China Ltd., (China),
4,225	2.351%, 11/13/17	4,233
6,900	2.452%, 10/20/21	6,760
4,225	KeyBank NA, 3.180%, 05/22/22	4,270

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	69

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	KeyCorp,
2,136	2.900%, 09/15/20	2,174
2,200	5.100%, 03/24/21	2,408
	Lloyds Banking Group plc, (United Kingdom),
6,788	3.000%, 01/11/22	6,776
9,304	3.750%, 01/11/27	9,229
4,700	4.582%, 12/10/25	4,786
4,036	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	4,190
	Mitsubishi UFJ Financial Group, Inc., (Japan),
3,463	2.527%, 09/13/23	3,352
6,006	2.950%, 03/01/21	6,063
2,713	2.998%, 02/22/22	2,732
	Mizuho Bank Ltd., (Japan),
3,021	1.800%, 03/26/18 (e)	3,024
3,167	2.650%, 09/25/19 (e)	3,194
	Mizuho Financial Group, Inc., (Japan),
4,462	2.632%, 04/12/21 (e)	4,431
1,449	2.953%, 02/28/22	1,449
3,242	MUFG Americas Holdings Corp., 2.250%, 02/10/20	3,239
17,936	National Australia Bank Ltd., (Australia), 2.000%, 06/20/17 (e)	17,977
3,587	National City Bank, 5.800%, 06/07/17	3,628
	Nordea Bank AB, (Sweden),
2,242	1.625%, 05/15/18 (e)	2,237
13,766	3.125%, 03/20/17 (e)	13,780
6,408	4.250%, 09/21/22 (e)	6,643
	PNC Bank NA,
2,855	1.950%, 03/04/19	2,862
2,000	6.875%, 04/01/18	2,108
	PNC Financial Services Group, Inc. (The),
1,500	3.900%, 04/29/24	1,556
5,904	4.375%, 08/11/20	6,303
5,112	5.125%, 02/08/20	5,533
1,839	6.700%, 06/10/19	2,032
5,000	SUB, 2.854%, 11/09/22	4,981
6,594	Regions Financial Corp., 3.200%, 02/08/21	6,719
	Royal Bank of Canada, (Canada),
8,000	1.875%, 02/05/20	7,931
10,700	2.000%, 10/01/18	10,762
3,885	2.000%, 12/10/18	3,903
1,345	2.200%, 07/27/18	1,356
6,315	Series CB8, 1.200%, 09/19/17	6,314
6,150	Royal Bank of Scotland Group plc, (United Kingdom), 3.875%, 09/12/23	6,068

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
6,200	Santander Issuances SAU, (Spain), 5.179%, 11/19/25	6,360
	Santander UK Group Holdings plc, (United Kingdom),
6,200	2.875%, 08/05/21	6,137
3,011	3.125%, 01/08/21	3,031
6,414	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	6,468
2,594	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	2,593
	Societe Generale SA, (France),
6,000	2.500%, 04/08/21 (e)	5,924
5,280	4.000%, 01/12/27 (e)	5,142
2,197	SouthTrust Bank, 7.690%, 05/15/25	2,747
10,603	SpareBank 1 Boligkreditt A/S, (Norway), 1.750%, 11/15/19 (e)	10,498
5,938	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	5,915
	Standard Chartered plc, (United Kingdom),
8,631	4.050%, 04/12/26 (e)	8,727
5,291	5.200%, 01/26/24 (e)	5,594
	Sumitomo Mitsui Financial Group, Inc., (Japan),
4,262	2.058%, 07/14/21	4,151
3,620	2.442%, 10/19/21	3,569
6,102	2.632%, 07/14/26	5,685
8,755	2.846%, 01/11/22	8,755
2,517	3.010%, 10/19/26	2,411
505	SunTrust Bank, 7.250%, 03/15/18	532
	SunTrust Banks, Inc.,
3,062	2.700%, 01/27/22	3,061
2,637	2.900%, 03/03/21	2,671
897	6.000%, 09/11/17	918
	Toronto-Dominion Bank (The), (Canada),
12,555	1.500%, 03/13/17 (e)	12,556
4,828	1.750%, 07/23/18	4,843
1,487	1.800%, 07/13/21	1,450
1,501	1.950%, 01/22/19	1,509
1,501	2.125%, 04/07/21	1,485
4,063	2.250%, 11/05/19	4,099
5,021	VAR, 3.625%, 09/15/31	4,946
	US Bancorp,
5,036	1.650%, 05/15/17	5,039
3,289	3.000%, 03/15/22	3,357
3,191	4.125%, 05/24/21	3,421
1,256	7.500%, 06/01/26	1,621
9,800	Series V, 2.375%, 07/22/26	9,187

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
6,833	US Bank NA, 2.800%, 01/27/25	6,742
	Wachovia Corp.,
2,735	5.750%, 06/15/17	2,771
29,966	5.750%, 02/01/18	31,123
	Wells Fargo & Co.,
10,156	2.600%, 07/22/20	10,277
6,811	3.000%, 02/19/25	6,666
3,843	3.000%, 04/22/26	3,712
10,110	3.069%, 01/24/23	10,150
10,308	3.300%, 09/09/24	10,352
8,071	3.500%, 03/08/22	8,367
5,921	4.100%, 06/03/26	6,058
2,925	4.300%, 07/22/27	3,045
7,623	4.600%, 04/01/21	8,222
6,442	4.650%, 11/04/44	6,602
2,755	5.606%, 01/15/44	3,229
8,237	5.625%, 12/11/17	8,499
7,300	Series N, 2.150%, 01/30/20	7,310
13,622	Wells Fargo Bank NA, 6.000%, 11/15/17	14,051
	Westpac Banking Corp., (Australia),
6,405	2.000%, 03/03/20 (e)	6,376
5,830	2.800%, 01/11/22	5,874
3,810	3.350%, 03/08/27	3,808
9,606	4.875%, 11/19/19	10,295
2,045	VAR, 4.322%, 11/23/31	2,065

		1,255,260

	Capital Markets — 2.3%
	Ameriprise Financial, Inc.,
8,146	2.875%, 09/15/26	7,845
5,650	4.000%, 10/15/23	5,989
	Bank of New York Mellon Corp. (The),
2,020	2.050%, 05/03/21	1,988
4,310	2.200%, 03/04/19	4,342
3,110	2.200%, 08/16/23	2,975
8,088	2.600%, 08/17/20	8,191
1,043	2.800%, 05/04/26	1,012
3,800	3.250%, 09/11/24	3,852
3,089	3.550%, 09/23/21	3,224
3,363	4.600%, 01/15/20	3,604
3,335	Series 0012, 3.650%, 02/04/24	3,486
1,667	Series G, 2.200%, 05/15/19	1,683
	BlackRock, Inc.,
4,287	3.375%, 06/01/22	4,474
3,515	3.500%, 03/18/24	3,684

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
4,145	4.250%, 05/24/21	4,459
4,190	Series 2, 5.000%, 12/10/19	4,557
	Blackstone Holdings Finance Co. LLC,
3,107	4.450%, 07/15/45 (e)	2,972
12,555	5.875%, 03/15/21 (e)	14,071
2,690	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	2,866
	Charles Schwab Corp. (The),
5,710	3.200%, 03/02/27	5,696
1,435	3.225%, 09/01/22	1,473
	CME Group, Inc.,
9,865	3.000%, 09/15/22	10,103
5,537	3.000%, 03/15/25	5,560
1,004	5.300%, 09/15/43	1,206
	Credit Suisse AG, (Switzerland),
2,955	1.750%, 01/29/18	2,959
3,733	2.300%, 05/28/19	3,756
1,626	3.000%, 10/29/21	1,643
2,700	3.625%, 09/09/24	2,743
8,007	Credit Suisse Group AG, (Switzerland), 3.574%, 01/09/23 (e)	7,983
	Deutsche Bank AG, (Germany),
4,299	1.875%, 02/13/18	4,298
3,849	2.950%, 08/20/20	3,841
6,151	3.375%, 05/12/21	6,184
7,819	6.000%, 09/01/17	7,983
2,242	FMR LLC, 6.450%, 11/15/39 (e)	2,844
	Goldman Sachs Group, Inc. (The),
5,530	2.350%, 11/15/21	5,413
6,428	2.600%, 04/23/20	6,470
4,682	2.625%, 01/31/19	4,739
2,045	2.625%, 04/25/21	2,045
2,975	2.750%, 09/15/20	3,000
5,930	2.875%, 02/25/21	5,992
4,008	3.500%, 01/23/25	4,015
7,665	3.500%, 11/16/26	7,528
2,287	3.625%, 01/22/23	2,345
2,971	3.750%, 05/22/25	3,014
6,898	3.850%, 07/08/24	7,093
14,127	3.850%, 01/26/27	14,272
12,326	4.000%, 03/03/24	12,827
10,573	4.250%, 10/21/25	10,839
3,501	5.250%, 07/27/21	3,850
14,150	5.375%, 03/15/20	15,352
6,753	5.750%, 01/24/22	7,606

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	71

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
11,181	5.950%, 01/18/18	11,604
1,435	6.750%, 10/01/37	1,798
29,379	7.500%, 02/15/19	32,464
13,156	Series D, 6.000%, 06/15/20	14,604
	ING Bank NV, (Netherlands),
6,000	1.650%, 08/15/19 (e)	5,921
9,890	2.000%, 11/26/18 (e)	9,888
	Intercontinental Exchange, Inc.,
2,108	2.500%, 10/15/18	2,137
5,021	4.000%, 10/15/23	5,359
	Invesco Finance plc,
2,510	3.750%, 01/15/26	2,575
3,914	4.000%, 01/30/24	4,111
	Jefferies Group LLC,
1,184	4.850%, 01/15/27	1,214
2,466	5.125%, 04/13/18	2,550
5,022	6.450%, 06/08/27	5,633
8,295	6.875%, 04/15/21	9,474
6,482	Legg Mason, Inc., 4.750%, 03/15/26	6,835
	Macquarie Bank Ltd., (Australia),
19,160	1.600%, 10/27/17 (e)	19,173
7,499	2.600%, 06/24/19 (e)	7,570
6,300	2.850%, 07/29/20 (e)	6,343
6,300	4.000%, 07/29/25 (e)	6,537
	Macquarie Group Ltd., (Australia),
4,125	6.000%, 01/14/20 (e)	4,487
9,649	6.250%, 01/14/21 (e)	10,765
	Morgan Stanley,
7,500	2.500%, 04/21/21	7,470
4,100	2.650%, 01/27/20	4,145
13,243	2.800%, 06/16/20	13,409
2,254	3.125%, 07/27/26	2,170
5,370	3.625%, 01/20/27	5,350
7,335	3.700%, 10/23/24	7,492
6,405	3.875%, 01/27/26	6,534
19,814	4.000%, 07/23/25	20,514
9,880	4.100%, 05/22/23	10,244
1,640	4.350%, 09/08/26	1,688
9,322	5.000%, 11/24/25	10,052
3,130	5.500%, 07/24/20	3,432
4,701	5.500%, 07/28/21	5,225
12,752	5.625%, 09/23/19	13,814
6,509	5.750%, 01/25/21	7,254
960	5.950%, 12/28/17	994
8,631	6.625%, 04/01/18	9,075
7,533	7.300%, 05/13/19	8,362

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
2,610	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	2,913
	State Street Corp.,
3,191	3.100%, 05/15/23	3,223
17,629	3.550%, 08/18/25	18,177
5,771	3.700%, 11/20/23	6,041
2,279	TD Ameritrade Holding Corp., 2.950%, 04/01/22	2,308
	Thomson Reuters Corp.,
3,119	3.850%, 09/29/24	3,198
8,115	3.950%, 09/30/21	8,435
2,716	4.500%, 05/23/43	2,607
1,928	4.700%, 10/15/19	2,043

		627,157

	Consumer Finance — 1.0%
4,394	American Express Centurion Bank, 6.000%, 09/13/17	4,502
2,466	American Express Co., 7.000%, 03/19/18	2,604
	American Express Credit Corp.,
7,553	1.800%, 07/31/18	7,570
7,225	1.875%, 11/05/18	7,250
10,951	2.250%, 05/05/21	10,868
7,590	2.375%, 05/26/20	7,622
	American Honda Finance Corp.,
3,055	2.125%, 10/10/18	3,081
598	2.250%, 08/15/19	604
1,185	2.300%, 09/09/26	1,111
5,285	2.900%, 02/16/24	5,298
1,335	7.625%, 10/01/18 (e)	1,458
	Capital One Financial Corp.,
6,093	3.200%, 02/05/25	5,989
5,797	3.750%, 04/24/24	5,954
7,424	3.750%, 07/28/26	7,265
7,925	4.200%, 10/29/25	8,057
	Caterpillar Financial Services Corp.,
3,879	1.931%, 10/01/21 (e)	3,775
3,353	2.250%, 12/01/19	3,381
5,040	2.400%, 08/09/26	4,775
3,873	2.850%, 06/01/22	3,906
538	7.150%, 02/15/19	593
	Ford Motor Credit Co. LLC,
5,190	1.684%, 09/08/17	5,197
2,690	2.145%, 01/09/18	2,701
6,244	2.240%, 06/15/18	6,272
2,196	2.375%, 03/12/19	2,205

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
10,210	3.000%, 06/12/17	10,257
3,709	3.096%, 05/04/23	3,646
6,991	3.336%, 03/18/21	7,115
9,679	3.810%, 01/09/24	9,761
7,923	4.134%, 08/04/25	8,022
8,535	4.375%, 08/06/23	8,941
	General Motors Financial Co., Inc.,
3,163	3.100%, 01/15/19	3,220
7,227	3.200%, 07/13/20	7,366
5,107	3.200%, 07/06/21	5,160
6,990	3.450%, 01/14/22	7,088
8,201	3.700%, 05/09/23	8,275
2,200	4.000%, 01/15/25	2,217
10,273	4.000%, 10/06/26	10,225
5,275	4.300%, 07/13/25	5,373
4,447	4.350%, 01/17/27	4,527
276	HSBC Finance Corp., 7.350%, 11/27/32	348
	HSBC USA, Inc.,
6,681	1.625%, 01/16/18	6,687
7,174	2.350%, 03/05/20	7,170
	John Deere Capital Corp.,
4,869	1.200%, 10/10/17	4,869
1,073	1.700%, 01/15/20	1,065
2,915	2.450%, 09/11/20	2,944
3,237	2.800%, 01/27/23	3,248
6,356	2.800%, 03/06/23	6,378
2,234	3.150%, 10/15/21	2,308
	PACCAR Financial Corp.,
2,175	1.300%, 05/10/19	2,157
4,103	1.400%, 05/18/18	4,103
3,536	1.600%, 03/15/17	3,537
14,832	Synchrony Financial, 3.700%, 08/04/26	14,553
	Toyota Motor Credit Corp.,
3,498	1.375%, 01/10/18	3,501
5,109	1.450%, 01/12/18	5,115
4,484	1.750%, 05/22/17	4,491
2,179	1.900%, 04/08/21	2,141

		287,846

	Diversified Financial Services — 1.0%
3,849	AerCap Ireland Capital DAC, (Netherlands), 3.500%, 05/26/22	3,910
6,654	Bank of America NA, 5.300%, 03/15/17	6,663
	Berkshire Hathaway, Inc.,
2,326	3.000%, 02/11/23	2,372

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — continued
18,815	3.400%, 01/31/22	19,852
5,254	3.750%, 08/15/21	5,573
	GE Capital International Funding Co. Unlimited Co.,
44,099	2.342%, 11/15/20	44,454
4,726	3.373%, 11/15/25	4,870
22,478	4.418%, 11/15/35	24,063
	National Rural Utilities Cooperative Finance Corp.,
2,585	2.950%, 02/07/24	2,599
1,933	10.375%, 11/01/18	2,206
	Nationwide Building Society, (United Kingdom),
2,635	2.450%, 07/27/21 (e)	2,603
7,480	4.000%, 09/14/26 (e)	7,204
	Private Export Funding Corp.,
10,700	Series EE, 2.800%, 05/15/22	10,989
12,505	Series KK, 3.550%, 01/15/24	13,359
8,428	Series Z, 4.375%, 03/15/19	8,913
9,040	Protective Life Global Funding, 1.999%, 09/14/21 (e)	8,769
	Shell International Finance BV, (Netherlands),
4,381	1.125%, 08/21/17	4,378
8,042	2.125%, 05/11/20	8,064
19,688	2.875%, 05/10/26	19,152
19,323	4.000%, 05/10/46	18,860
7,389	4.125%, 05/11/35	7,610
2,690	4.300%, 09/22/19	2,849
7,695	4.375%, 03/25/20	8,219
5,381	6.375%, 12/15/38	7,061
	Siemens Financieringsmaatschappij NV, (Germany),
6,000	2.350%, 10/15/26 (e)	5,629
4,371	2.900%, 05/27/22 (e)	4,429
6,050	3.300%, 09/15/46 (e)	5,395
3,421	4.400%, 05/27/45 (e)	3,661
	UBS Group Funding Jersey Ltd., (Switzerland),
7,735	2.650%, 02/01/22 (e)	7,562
2,500	4.125%, 09/24/25 (e)	2,548
6,471	4.125%, 04/15/26 (e)	6,581
4,230	Voya Financial, Inc., 3.650%, 06/15/26	4,174

		284,571

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	73

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — 1.2%
8,295	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	10,762
3,650	Allstate Corp. (The), 3.150%, 06/15/23	3,730
	American International Group, Inc.,
2,671	3.750%, 07/10/25	2,690
3,407	3.875%, 01/15/35	3,185
5,758	4.125%, 02/15/24	5,983
7,065	4.700%, 07/10/35	7,275
1,496	Aon Corp., 6.250%, 09/30/40	1,807
3,083	Aon plc, 3.875%, 12/15/25	3,165
	Arch Capital Finance LLC,
459	4.011%, 12/15/26	473
2,660	5.031%, 12/15/46	2,846
	Berkshire Hathaway Finance Corp.,
870	1.300%, 05/15/18	870
2,795	4.300%, 05/15/43	2,942
13,241	4.400%, 05/15/42	14,037
10,493	5.400%, 05/15/18	10,972
1,166	5.750%, 01/15/40	1,466
1,013	Chubb Corp. (The), 5.750%, 05/15/18	1,064
	Chubb INA Holdings, Inc.,
2,420	2.300%, 11/03/20	2,430
3,418	2.875%, 11/03/22	3,455
	CNA Financial Corp.,
2,633	3.950%, 05/15/24	2,713
1,921	4.500%, 03/01/26	2,033
9,929	Dai-ichi Life Insurance Co. Ltd. (The), (Japan), VAR, 4.000%, 07/24/26 (e) (x) (y)	9,671
1,663	Guardian Life Insurance Co. of America (The), 4.850%, 01/24/77 (e)	1,673
	Jackson National Life Global Funding,
3,581	1.875%, 10/15/18 (e)	3,589
4,774	3.050%, 04/29/26 (e)	4,647
2,690	4.700%, 06/01/18 (e)	2,784
	Liberty Mutual Group, Inc.,
3,049	4.950%, 05/01/22 (e)	3,317
6,000	6.500%, 03/15/35 (e)	7,328
	Liberty Mutual Insurance Co.,
620	7.875%, 10/15/26 (e)	790
700	8.500%, 05/15/25 (e)	895
	Lincoln National Corp.,
1,925	4.000%, 09/01/23	2,003
3,761	4.200%, 03/15/22	3,983
111	6.150%, 04/07/36	131
11,200	Manulife Financial Corp., (Canada), VAR, 4.061%, 02/24/32	11,243

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
	Marsh & McLennan Cos., Inc.,
5,001	2.350%, 03/06/20	5,017
1,539	2.750%, 01/30/22	1,546
1,991	3.300%, 03/14/23	2,030
	Massachusetts Mutual Life Insurance Co.,
1,767	5.375%, 12/01/41 (e)	2,047
1,070	8.875%, 06/01/39 (e)	1,672
	MassMutual Global Funding II,
14,348	2.100%, 08/02/18 (e)	14,456
3,346	2.500%, 10/17/22 (e)	3,277
	MetLife, Inc.,
2,027	4.050%, 03/01/45	1,978
2,000	4.875%, 11/13/43	2,191
200	6.375%, 06/15/34	256
731	Series A, 6.817%, 08/15/18	784
	Metropolitan Life Global Funding I,
12,099	1.500%, 01/10/18 (e)	12,110
18,348	2.300%, 04/10/19 (e)	18,516
12,858	3.875%, 04/11/22 (e)	13,567
11,147	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	17,355
	New York Life Global Funding,
1,806	1.950%, 02/11/20 (e)	1,798
29,382	2.150%, 06/18/19 (e)	29,571
3,587	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	3,613
7,504	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	11,629
1,343	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,343
794	Principal Financial Group, Inc., 3.125%, 05/15/23	795
1,200	Principal Life Global Funding II, 2.375%, 11/21/21 (e)	1,187
7,544	Progressive Corp. (The), 2.450%, 01/15/27	7,103
7,284	Prudential Financial, Inc., Series B, 5.750%, 07/15/33	8,598
10,349	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	13,592
	Reliance Standard Life Global Funding II,
660	2.500%, 01/15/20 (e)	660
2,597	3.050%, 01/20/21 (e)	2,615
3,653	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44 (e)	4,008
960	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,007

		320,273

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Thrifts & Mortgage Finance — 0.1%
	BPCE SA, (France),
5,650	1.625%, 01/26/18	5,643
4,230	3.375%, 12/02/26	4,174
6,100	4.625%, 07/11/24 (e)	6,030
5,500	5.700%, 10/22/23 (e)	5,813

		21,660

	Total Financials	2,796,767

	Health Care — 1.5%
	Biotechnology — 0.6%
	AbbVie, Inc.,
7,526	2.000%, 11/06/18	7,563
15,957	2.900%, 11/06/22	15,861
5,328	3.200%, 11/06/22	5,373
4,776	3.600%, 05/14/25	4,755
2,129	4.300%, 05/14/36	2,078
21,614	4.500%, 05/14/35	21,672
	Amgen, Inc.,
1,066	2.125%, 05/01/20	1,065
6,278	3.625%, 05/15/22	6,502
3,005	3.625%, 05/22/24	3,096
1,000	4.400%, 05/01/45	982
20,892	4.663%, 06/15/51	21,094
4,336	4.950%, 10/01/41	4,605
1,771	5.700%, 02/01/19	1,902
	Baxalta, Inc.,
3,356	3.600%, 06/23/22	3,409
1,096	5.250%, 06/23/45	1,192
	Biogen, Inc.,
5,466	3.625%, 09/15/22	5,653
1,383	5.200%, 09/15/45	1,509
	Celgene Corp.,
5,762	2.875%, 08/15/20	5,849
8,865	3.250%, 08/15/22	8,978
6,875	3.625%, 05/15/24	6,933
4,195	5.700%, 10/15/40	4,662
	Gilead Sciences, Inc.,
4,844	2.500%, 09/01/23	4,695
3,850	3.650%, 03/01/26	3,911
3,770	3.700%, 04/01/24	3,878
1,725	4.000%, 09/01/36	1,663
4,758	4.600%, 09/01/35	4,932

		153,812

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Health Care Equipment & Supplies — 0.1%
5,609	Abbott Laboratories, 3.400%, 11/30/23	5,634
	Becton Dickinson and Co.,
898	2.675%, 12/15/19	912
710	3.734%, 12/15/24	734
2,500	Danaher Corp., 2.400%, 09/15/20	2,524
2,330	Liberty Property LP, 3.250%, 10/01/26	2,249
	Medtronic, Inc.,
2,676	3.125%, 03/15/22	2,737
2,530	3.150%, 03/15/22	2,601
6,075	4.375%, 03/15/35	6,459
	Stryker Corp.,
904	3.500%, 03/15/26	921
910	4.100%, 04/01/43	879

		25,650

	Health Care Providers & Services — 0.4%
	Aetna, Inc.,
3,654	2.800%, 06/15/23	3,633
2,752	4.250%, 06/15/36	2,785
1,777	4.500%, 05/15/42	1,852
2,959	6.750%, 12/15/37	3,962
	Anthem, Inc.,
2,511	2.300%, 07/15/18	2,527
4,210	3.125%, 05/15/22	4,227
2,354	3.300%, 01/15/23	2,373
3,477	4.625%, 05/15/42	3,578
3,394	4.650%, 01/15/43	3,525
4,149	4.650%, 08/15/44	4,309
	Cardinal Health, Inc.,
3,693	2.400%, 11/15/19	3,725
4,500	3.750%, 09/15/25	4,673
	Express Scripts Holding Co.,
3,693	3.000%, 07/15/23	3,586
6,120	3.500%, 06/15/24	5,998
1,904	4.800%, 07/15/46	1,855
3,409	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	3,426
2,975	Mayo Clinic, 4.128%, 11/15/52	3,007
3,335	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	3,338
2,942	Providence St Joseph Health Obligated Group, Series H, 2.746%, 10/01/26	2,800
1,684	Quest Diagnostics, Inc., 3.450%, 06/01/26	1,670
4,275	Texas Health Resources, 4.330%, 11/15/55	4,360
	UnitedHealth Group, Inc.,
3,636	1.700%, 02/15/19	3,641

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	75

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
1,615	2.750%, 02/15/23	1,610
2,690	2.875%, 03/15/23	2,717
4,726	3.100%, 03/15/26	4,717
4,532	3.350%, 07/15/22	4,706
5,955	3.375%, 11/15/21	6,185
6,229	4.625%, 07/15/35	6,893
4,888	6.625%, 11/15/37	6,563

		108,241

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
3,564	2.950%, 09/19/26	3,420
2,501	3.000%, 04/15/23	2,471
2,995	3.150%, 01/15/23	3,001
1,946	4.150%, 02/01/24	2,054

		10,946

	Pharmaceuticals — 0.4%
	Actavis Funding SCS,
3,041	3.850%, 06/15/24	3,094
19,717	4.550%, 03/15/35	19,863
	Allergan, Inc.,
3,954	2.800%, 03/15/23	3,836
3,111	3.375%, 09/15/20	3,189
2,991	Bayer US Finance LLC, (Germany), 2.375%, 10/08/19 (e)	3,007
5,743	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	6,217
2,780	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	2,818
1,883	GlaxoSmithKline Capital, Inc., (United Kingdom), 6.375%, 05/15/38	2,492
	Johnson & Johnson,
1,823	3.550%, 03/01/36	1,834
1,948	4.375%, 12/05/33	2,153
	Merck & Co., Inc.,
933	1.300%, 05/18/18	933
6,011	2.350%, 02/10/22	6,009
1,835	2.400%, 09/15/22	1,823
4,572	2.800%, 05/18/23	4,617
2,100	3.700%, 02/10/45	2,032
	Mylan NV,
4,153	3.950%, 06/15/26	4,056
2,870	5.250%, 06/15/46	2,872
	Mylan, Inc.,
7,886	3.125%, 01/15/23 (e)	7,635
2,300	5.400%, 11/29/43	2,343

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — continued
3,294	Novartis Capital Corp., (Switzerland), 3.400%, 05/06/24	3,404
9,150	Pfizer, Inc., 3.000%, 12/15/26	9,069
4,909	Shire Acquisitions Investments Ireland DAC, 2.875%, 09/23/23	4,750
6,266	Teva Pharmaceutical Finance Co. LLC, (Israel), 6.150%, 02/01/36	7,073
	Teva Pharmaceutical Finance Netherlands III BV, (Israel),
2,321	2.200%, 07/21/21	2,235
6,637	2.800%, 07/21/23	6,289
844	4.100%, 10/01/46	729
708	Wyeth LLC, 6.450%, 02/01/24	864
	Zoetis, Inc.,
1,869	1.875%, 02/01/18	1,874
1,115	4.700%, 02/01/43	1,135

		118,245

	Total Health Care	416,894

	Industrials — 1.8%
	Aerospace & Defense — 0.3%
3,267	Airbus Group Finance BV, (France), 2.700%, 04/17/23 (e)	3,236
	BAE Systems Holdings, Inc., (United Kingdom),
9,772	3.800%, 10/07/24 (e)	10,106
2,107	6.375%, 06/01/19 (e)	2,305
4,778	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	5,486
	Boeing Co. (The),
448	4.875%, 02/15/20	488
1,076	7.950%, 08/15/24	1,421
1,866	L3 Technologies, Inc., 3.850%, 12/15/26	1,897
	Lockheed Martin Corp.,
937	3.100%, 01/15/23	947
4,010	4.070%, 12/15/42	3,993
897	4.250%, 11/15/19	953
10,790	4.500%, 05/15/36	11,592
1,569	4.850%, 09/15/41	1,734
1,753	Series B, 6.150%, 09/01/36	2,229
5,364	Northrop Grumman Corp., 3.200%, 02/01/27	5,337
1,794	Northrop Grumman Systems Corp., 7.750%, 02/15/31	2,565
8,650	Precision Castparts Corp., 3.250%, 06/15/25	8,724
2,180	Raytheon Co., 3.150%, 12/15/24	2,224
4,050	Textron, Inc., 3.650%, 03/15/27	4,040

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Aerospace & Defense — continued
	United Technologies Corp.,
1,777	1.800%, 06/01/17	1,780
4,552	3.100%, 06/01/22	4,681
4,246	4.150%, 05/15/45	4,336
6,022	4.500%, 06/01/42	6,487
701	6.700%, 08/01/28	917

		87,478

	Air Freight & Logistics — 0.0% (g)
	FedEx Corp.,
2,678	3.250%, 04/01/26	2,673
2,465	3.900%, 02/01/35	2,391
	United Parcel Service of America, Inc.,
2,107	8.375%, 04/01/20	2,494
717	SUB, 8.375%, 04/01/30	1,024
1,621	United Parcel Service, Inc., 2.450%, 10/01/22	1,625

		10,207

	Airlines — 0.0% (g)
1,616	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.000%, 10/29/24	1,672

	Building Products — 0.1%
	Johnson Controls International plc,
4,124	3.750%, 12/01/21	4,281
2,991	4.250%, 03/01/21	3,169
1,540	5.125%, 09/14/45	1,727
6,278	5.250%, 12/01/41	6,757
3,676	SUB, 4.950%, 07/02/64	3,835

		19,769

	Commercial Services & Supplies — 0.1%
1,525	Pitney Bowes, Inc., 5.600%, 03/15/18	1,578
8,351	President & Fellows of Harvard College, 3.300%, 07/15/56	7,669
	Republic Services, Inc.,
2,099	2.900%, 07/01/26	2,029
4,309	3.550%, 06/01/22	4,487
	Waste Management, Inc.,
3,635	2.400%, 05/15/23	3,564
1,062	3.900%, 03/01/35	1,066
1,690	4.750%, 06/30/20	1,825

		22,218

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc., (Switzerland),
1,504	1.625%, 05/08/17	1,505

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Construction & Engineering — continued
2,092	2.875%, 05/08/22	2,115
928	4.375%, 05/08/42	989
4,910	Fluor Corp., 3.375%, 09/15/21	5,054

		9,663

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,418	1.500%, 11/02/17	1,419
1,247	4.000%, 11/02/32	1,268
2,377	5.600%, 05/15/18	2,486
1,794	7.625%, 04/01/24	2,160

		7,333

	Industrial Conglomerates — 0.4%
	General Electric Co.,
2,854	1.600%, 11/20/17	2,860
1,318	2.100%, 12/11/19	1,327
6,863	2.300%, 04/27/17	6,883
1,523	2.700%, 10/09/22	1,541
1,718	3.100%, 01/09/23	1,772
4,815	3.150%, 09/07/22	4,977
5,886	3.375%, 03/11/24	6,120
3,698	4.375%, 09/16/20	3,987
4,892	4.650%, 10/17/21	5,403
459	5.300%, 02/11/21	510
5,046	5.500%, 01/08/20	5,557
6,636	5.625%, 09/15/17	6,797
20,649	5.625%, 05/01/18	21,672
720	5.875%, 01/14/38	924
1,361	6.000%, 08/07/19	1,501
2,373	Series A, 6.750%, 03/15/32	3,232
3,907	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 3.250%, 11/08/22 (e)	3,983
2,860	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	3,057
7,508	Koninklijke Philips NV, (Netherlands), 3.750%, 03/15/22	7,824
	Pentair Finance SA, (United Kingdom),
6,588	2.900%, 09/15/18	6,669
3,000	4.650%, 09/15/25	3,125
	Roper Technologies, Inc.,
1,261	3.000%, 12/15/20	1,285
2,344	3.800%, 12/15/26	2,369

		103,375

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Machinery — 0.1%
	Caterpillar, Inc.,
1,676	1.500%, 06/26/17	1,678
1,913	2.600%, 06/26/22	1,910
	Deere & Co.,
5,382	2.600%, 06/08/22	5,401
2,386	3.900%, 06/09/42	2,442
15,246	Illinois Tool Works, Inc., 3.900%, 09/01/42	15,604
695	Ingersoll-Rand Co., 6.391%, 11/15/27	817
	Parker-Hannifin Corp.,
2,527	4.100%, 03/01/47 (e)	2,557
3,759	4.450%, 11/21/44	4,032
695	5.500%, 05/15/18	728
	Xylem, Inc.,
1,420	3.250%, 11/01/26	1,404
1,912	4.375%, 11/01/46	1,923

		38,496

	Professional Services — 0.0% (g)
2,538	Equifax, Inc., 2.300%, 06/01/21	2,502

	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
1,794	3.000%, 03/15/23	1,823
3,821	3.050%, 03/15/22	3,913
1,865	3.450%, 09/15/21	1,943
1,272	3.600%, 09/01/20	1,330
2,365	3.750%, 04/01/24	2,500
4,018	4.375%, 09/01/42	4,186
3,010	4.400%, 03/15/42	3,158
3,150	4.700%, 09/01/45	3,490
3,380	5.150%, 09/01/43	3,933
9,266	5.400%, 06/01/41	11,092
1,502	5.750%, 03/15/18	1,566
3,244	5.750%, 05/01/40	4,000
538	6.700%, 08/01/28	701
1,166	7.290%, 06/01/36	1,643
	Canadian Pacific Railway Co., (Canada),
4,200	4.500%, 01/15/22	4,516
10,026	6.125%, 09/15/15[2]	12,118
1,345	7.125%, 10/15/31	1,823
	CSX Corp.,
3,200	3.400%, 08/01/24	3,256
2,659	3.950%, 05/01/50	2,456
1,781	4.250%, 06/01/21	1,896
1,516	4.750%, 05/30/42	1,621
3,498	5.500%, 04/15/41	4,082
3,587	7.900%, 05/01/17	3,626

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — continued
	ERAC USA Finance LLC,
3,010	2.600%, 12/01/21 (e)	2,971
3,474	4.500%, 08/16/21 (e)	3,705
2,388	5.250%, 10/01/20 (e)	2,588
3,104	5.625%, 03/15/42 (e)	3,504
359	6.375%, 10/15/17 (e)	369
4,417	6.700%, 06/01/34 (e)	5,429
425	7.000%, 10/15/37 (e)	549
	Norfolk Southern Corp.,
2,558	2.903%, 02/15/23	2,545
4,957	3.250%, 12/01/21	5,094
2,888	3.950%, 10/01/42	2,836
51	5.590%, 05/17/25	58
3,049	6.000%, 03/15/05[3]	3,601
9,412	6.000%, 05/23/11[4]	11,274
121	7.700%, 05/15/17	123
	Penske Truck Leasing Co. LP,
3,744	2.875%, 07/17/18 (e)	3,793
5,795	3.375%, 02/01/22 (e)	5,899
	Ryder System, Inc.,
1,432	2.500%, 03/01/17	1,432
1,435	2.500%, 03/01/18	1,447
4,930	2.500%, 05/11/20	4,948
3,451	2.875%, 09/01/20	3,494
	Union Pacific Corp.,
1,297	2.950%, 01/15/23	1,314
1,230	3.646%, 02/15/24	1,298
1,010	3.799%, 10/01/51	971
3,935	4.163%, 07/15/22	4,248
1,435	4.300%, 06/15/42	1,514

		155,676

	Trading Companies & Distributors — 0.2%
	Air Lease Corp.,
9,395	2.125%, 01/15/20	9,293
6,266	3.000%, 09/15/23	6,164
4,000	3.875%, 04/01/21	4,150
	International Lease Finance Corp.,
3,367	5.875%, 08/15/22	3,795
11,894	8.625%, 01/15/22	14,726
	WW Grainger, Inc.,
2,178	3.750%, 05/15/46	2,089
4,364	4.600%, 06/15/45	4,774

		44,991

	Total Industrials	503,380

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Information Technology — 1.7%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
3,488	2.600%, 02/28/23	3,482
1,479	2.900%, 03/04/21	1,519
1,822	2.950%, 02/28/26	1,819
6,539	3.000%, 06/15/22	6,695
4,500	3.625%, 03/04/24	4,744
4,179	5.500%, 01/15/40	5,171
4,475	5.900%, 02/15/39	5,763
	Harris Corp.,
7,570	3.832%, 04/27/25	7,780
1,918	4.854%, 04/27/35	2,071

		39,044

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
1,712	3.000%, 03/01/18	1,732
1,595	4.500%, 03/01/23	1,652
4,157	6.000%, 04/01/20	4,522
2,421	6.875%, 06/01/18	2,557
11,025	7.500%, 01/15/27	13,283

		23,746

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
9,053	2.600%, 07/15/22	8,847
4,006	3.450%, 08/01/24	3,995
1,851	4.000%, 07/15/42	1,599

		14,441

	IT Services — 0.2%
2,170	HP Enterprise Services LLC, 7.450%, 10/15/29	2,629
	International Business Machines Corp.,
4,972	1.800%, 05/17/19	4,996
23,206	2.250%, 02/19/21	23,349
683	4.000%, 06/20/42	686
592	6.220%, 08/01/27	744
7,578	7.625%, 10/15/18	8,308
2,620	Total System Services, Inc., 3.750%, 06/01/23	2,642

		43,354

	Semiconductors & Semiconductor Equipment — 0.2%
	Analog Devices, Inc.,
2,317	3.125%, 12/05/23	2,316
1,642	4.500%, 12/05/36	1,648

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Semiconductors & Semiconductor Equipment — continued
	Broadcom Corp.,
14,519	3.625%, 01/15/24 (e)	14,635
13,459	3.875%, 01/15/27 (e)	13,553
	Intel Corp.,
2,105	3.100%, 07/29/22	2,171
2,274	3.300%, 10/01/21	2,378
4,598	3.700%, 07/29/25	4,839
8,173	4.000%, 12/15/32	8,566
3,089	4.900%, 07/29/45	3,521
7,430	National Semiconductor Corp., 6.600%, 06/15/17	7,547
3,769	Texas Instruments, Inc., 1.650%, 08/03/19	3,761

		64,935

	Software — 0.6%
3,121	Intuit, Inc., 5.750%, 03/15/17	3,126
	Microsoft Corp.,
3,037	2.125%, 11/15/22	2,975
4,650	2.375%, 02/12/22	4,663
3,808	2.375%, 05/01/23	3,756
14,251	2.875%, 02/06/24	14,343
7,198	3.300%, 02/06/27	7,339
3,459	3.500%, 02/12/35	3,340
7,202	3.625%, 12/15/23	7,589
3,620	4.000%, 02/12/55	3,442
10,421	4.100%, 02/06/37	10,804
3,974	4.200%, 11/03/35	4,194
1,089	4.500%, 10/01/40	1,175
9,023	4.500%, 02/06/57	9,372
4,348	4.750%, 11/03/55	4,701
	Oracle Corp.,
7,023	2.400%, 09/15/23	6,866
4,115	2.500%, 05/15/22	4,116
14,625	2.950%, 05/15/25	14,478
11,695	3.850%, 07/15/36	11,629
4,170	3.900%, 05/15/35	4,173
10,219	4.300%, 07/08/34	10,799
14,500	4.375%, 05/15/55	14,524
4,753	5.000%, 07/08/19	5,118
3,049	5.750%, 04/15/18	3,198
2,300	6.125%, 07/08/39	2,926

		158,646

	Technology Hardware, Storage & Peripherals — 0.5%
	Apple, Inc.,
12,381	2.150%, 02/09/22	12,234

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	79

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — continued
15,286	2.400%, 05/03/23	15,042
5,261	2.450%, 08/04/26	4,987
13,459	2.850%, 05/06/21	13,794
7,028	3.000%, 02/09/24	7,104
12,828	3.200%, 05/13/25	12,961
798	3.250%, 02/23/26	810
2,179	3.350%, 02/09/27	2,211
4,375	3.450%, 02/09/45	3,928
3,512	3.850%, 08/04/46	3,381
4,257	4.500%, 02/23/36	4,627
6,866	VAR, 1.285%, 05/03/18	6,886
1,704	Dell, Inc., 7.100%, 04/15/28	1,798
	Diamond 1 Finance Corp.,
4,134	4.420%, 06/15/21 (e)	4,338
6,612	5.450%, 06/15/23 (e)	7,143
5,662	6.020%, 06/15/26 (e)	6,243
	HP, Inc.,
3,233	4.300%, 06/01/21	3,415
2,541	4.375%, 09/15/21	2,703
2,837	4.650%, 12/09/21	3,038
6,352	6.000%, 09/15/41	6,548
	Xerox Corp.,
1,759	2.950%, 03/15/17	1,760
2,370	5.625%, 12/15/19	2,551

		127,502

	Total Information Technology	471,668

	Materials — 0.8%
	Chemicals — 0.5%
	Agrium, Inc., (Canada),
3,196	3.375%, 03/15/25	3,147
6,522	4.125%, 03/15/35	6,207
4,962	5.250%, 01/15/45	5,420
4,179	Air Liquide Finance SA, (France), 2.250%, 09/27/23 (e)	4,017
	CF Industries, Inc.,
8,301	4.500%, 12/01/26 (e)	8,503
9,510	7.125%, 05/01/20	10,425
4,530	Chevron Phillips Chemical Co. LLC, 3.400%, 12/01/26 (e)	4,555
	Dow Chemical Co. (The),
7,954	3.000%, 11/15/22	8,061
5,750	3.500%, 10/01/24	5,867
4,058	4.125%, 11/15/21	4,317
1,727	5.250%, 11/15/41	1,943

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
1,206	7.375%, 11/01/29	1,623
875	8.550%, 05/15/19	998
	Ecolab, Inc.,
3,672	1.450%, 12/08/17	3,669
3,636	3.250%, 01/14/23	3,703
897	5.500%, 12/08/41	1,075
	EI du Pont de Nemours & Co.,
1,396	4.900%, 01/15/41	1,527
1,345	5.600%, 12/15/36	1,578
2,459	Monsanto Co., 4.700%, 07/15/64	2,368
	Mosaic Co. (The),
9,054	4.250%, 11/15/23	9,412
449	4.875%, 11/15/41	422
5,054	5.450%, 11/15/33	5,271
5,233	5.625%, 11/15/43	5,494
	Potash Corp. of Saskatchewan, Inc., (Canada),
2,326	3.000%, 04/01/25	2,220
269	3.250%, 12/01/17	272
3,408	6.500%, 05/15/19	3,703
	PPG Industries, Inc.,
1,026	5.500%, 11/15/40	1,225
1,883	9.000%, 05/01/21	2,357
2,612	Praxair, Inc., 2.650%, 02/05/25	2,570
	Union Carbide Corp.,
5,426	7.500%, 06/01/25	6,539
5,919	7.750%, 10/01/96	7,648

		126,136

	Construction Materials — 0.0% (g)
	CRH America, Inc., (Ireland),
2,811	3.875%, 05/18/25 (e)	2,891
6,052	5.125%, 05/18/45 (e)	6,732

		9,623

	Containers & Packaging — 0.1%
	International Paper Co.,
6,472	3.000%, 02/15/27	6,125
1,670	5.000%, 09/15/35	1,795
3,945	7.300%, 11/15/39	5,166
2,650	8.700%, 06/15/38	3,845

		16,931

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
6,613	3.850%, 09/30/23	7,147
1,600	5.000%, 09/30/43	1,843

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
1,435	5.400%, 03/29/17	1,439
2,466	6.500%, 04/01/19	2,721
	Freeport-McMoRan, Inc.,
8,701	2.150%, 03/01/17	8,701
7,646	5.400%, 11/14/34	6,709
	Nucor Corp.,
3,284	4.000%, 08/01/23	3,479
4,465	6.400%, 12/01/37	5,751
1,767	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	2,071
711	Rio Tinto Finance USA Ltd., (United Kingdom), 9.000%, 05/01/19	816
1,199	TCI Communications, Inc., 7.125%, 02/15/28	1,578
5,579	Vale Canada Ltd., (Brazil), 7.200%, 09/15/32	5,956
	Vale Overseas Ltd., (Brazil),
4,336	6.250%, 08/10/26	4,758
5,930	6.875%, 11/21/36	6,449

		59,418

	Total Materials	212,108

	Real Estate — 0.8%
	Equity Real Estate Investment Trusts (REITs) — 0.8%
	American Tower Corp.,
4,378	3.375%, 10/15/26	4,185
5,919	3.500%, 01/31/23	5,957
4,305	5.000%, 02/15/24	4,655
260	5.900%, 11/01/21	292
	American Tower Trust I,
3,439	1.551%, 03/15/18 (e)	3,431
6,220	3.070%, 03/15/23 (e)	6,216
	AvalonBay Communities, Inc.,
8,971	2.850%, 03/15/23	8,856
1,074	3.900%, 10/15/46	1,029
	Boston Properties LP,
3,702	2.750%, 10/01/26	3,440
3,155	3.125%, 09/01/23	3,145
3,157	3.650%, 02/01/26	3,166
4,550	Brixmor Operating Partnership LP, 3.850%, 02/01/25	4,555
	Crown Castle International Corp.,
2,066	4.000%, 03/01/27	2,075
11,203	4.875%, 04/15/22	12,105
2,900	5.250%, 01/15/23	3,175
1,814	Duke Realty LP, 3.250%, 06/30/26	1,770

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Equity Real Estate Investment Trusts (REITs) — continued
	Equity Commonwealth,
6,287	5.875%, 09/15/20	6,749
3,489	6.650%, 01/15/18	3,550
	ERP Operating LP,
3,210	2.850%, 11/01/26	3,039
7,000	3.000%, 04/15/23	6,948
2,255	4.625%, 12/15/21	2,445
7,843	GAIF Bond Issuer Pty. Ltd., (Australia), 3.400%, 09/30/26 (e)	7,600
	HCP, Inc.,
2,651	3.400%, 02/01/25	2,588
14,719	3.875%, 08/15/24	14,914
1,349	4.200%, 03/01/24	1,397
	Hospitality Properties Trust,
2,681	4.500%, 06/15/23	2,765
4,087	4.950%, 02/15/27	4,173
	National Retail Properties, Inc.,
5,527	3.600%, 12/15/26	5,482
5,043	4.000%, 11/15/25	5,166
	Prologis LP,
2,653	3.750%, 11/01/25	2,738
2,987	4.250%, 08/15/23	3,189
5,243	Realty Income Corp., 3.000%, 01/15/27	4,985
4,610	Scentre Group Trust 1, (Australia), 3.500%, 02/12/25 (e)	4,607
	Simon Property Group LP,
8,221	2.150%, 09/15/17	8,245
3,410	3.375%, 10/01/24	3,478
2,090	3.750%, 02/01/24	2,177
3,838	4.125%, 12/01/21	4,090
3,138	4.375%, 03/01/21	3,358
3,081	UDR, Inc., 2.950%, 09/01/26	2,895
	Ventas Realty LP,
1,650	3.125%, 06/15/23	1,625
1,929	3.500%, 02/01/25	1,895
2,382	3.750%, 05/01/24	2,411
2,746	4.125%, 01/15/26	2,803
11,595	VEREIT Operating Partnership LP, 4.600%, 02/06/24	11,892
	Welltower, Inc.,
650	3.750%, 03/15/23	668
7,824	4.000%, 06/01/25	8,032
4,002	4.500%, 01/15/24	4,241

	Total Real Estate	208,197

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	81

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.3%
	AT&T, Inc.,
16,862	3.000%, 06/30/22	16,744
7,297	3.400%, 05/15/25	7,054
26,452	3.600%, 02/17/23	26,692
9,257	3.800%, 03/15/22	9,546
2,086	3.875%, 08/15/21	2,163
2,245	3.950%, 01/15/25	2,259
9,748	4.300%, 12/15/42	8,722
4,439	4.350%, 06/15/45	3,920
2,235	4.550%, 03/09/49	2,019
5,022	4.600%, 02/15/21	5,338
3,777	4.750%, 05/15/46	3,529
3,500	5.250%, 03/01/37	3,607
12,806	5.350%, 09/01/40	13,067
4,722	5.500%, 02/01/18	4,884
11,179	6.000%, 08/15/40	12,292
1,015	6.150%, 09/15/34	1,132
6,457	6.300%, 01/15/38	7,344
2,861	6.375%, 03/01/41	3,259
1,091	6.500%, 09/01/37	1,272
15,000	BellSouth LLC, 6.550%, 06/15/34	16,792
	British Telecommunications plc, (United Kingdom),
2,203	2.350%, 02/14/19	2,218
2,511	5.950%, 01/15/18	2,602
879	9.125%, 12/15/30	1,316
4,036	Centel Capital Corp., 9.000%, 10/15/19	4,609
	Deutsche Telekom International Finance BV, (Germany),
2,291	2.250%, 03/06/17 (e)	2,291
1,100	2.820%, 01/19/22 (e)	1,097
4,080	3.600%, 01/19/27 (e)	4,073
2,087	4.875%, 03/06/42 (e)	2,257
1,816	6.000%, 07/08/19	1,978
5,201	8.750%, 06/15/30	7,669
2,063	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	2,064
6,382	Orange SA, (France), SUB, 9.000%, 03/01/31	9,554
7,308	Qwest Corp., 6.750%, 12/01/21	8,079
	Telefonica Emisiones SAU, (Spain),
1,916	3.192%, 04/27/18	1,942
150	4.570%, 04/27/23	159
4,358	5.134%, 04/27/20	4,674
2,025	5.462%, 02/16/21	2,221

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
	Verizon Communications, Inc.,
10,870	2.625%, 08/15/26	9,962
1,831	2.946%, 03/15/22 (e)	1,829
4,647	3.450%, 03/15/21	4,795
6,192	3.500%, 11/01/21	6,376
15,346	3.500%, 11/01/24	15,379
11,683	4.150%, 03/15/24	12,161
3,373	4.272%, 01/15/36	3,187
18,198	4.400%, 11/01/34	17,478
4,647	4.500%, 09/15/20	4,956
3,993	4.522%, 09/15/48	3,656
5,210	4.672%, 03/15/55	4,761
18,808	4.812%, 03/15/39 (e)	18,621
28,901	4.862%, 08/21/46	28,339
3,895	5.012%, 08/21/54	3,769
2,890	5.050%, 03/15/34	2,972

		348,679

	Wireless Telecommunication Services — 0.1%
	America Movil SAB de CV, (Mexico),
3,250	3.125%, 07/16/22	3,237
2,457	6.125%, 03/30/40	2,868
	Rogers Communications, Inc., (Canada),
8,302	4.100%, 10/01/23	8,775
2,242	8.750%, 05/01/32	3,077
	Vodafone Group plc, (United Kingdom),
10,583	1.500%, 02/19/18	10,571
3,676	1.625%, 03/20/17	3,677
675	2.950%, 02/19/23	663

		32,868

	Total Telecommunication Services	381,547

	Utilities — 2.1%
	Electric Utilities — 1.4%
	Alabama Power Co.,
1,644	3.750%, 03/01/45	1,591
769	6.000%, 03/01/39	974
1,904	6.125%, 05/15/38	2,401
2,134	American Electric Power Co., Inc., Series E, 1.650%, 12/15/17	2,138
3,740	Appalachian Power Co., Series P, 6.700%, 08/15/37	4,888
	Arizona Public Service Co.,
748	2.200%, 01/15/20	751
1,923	4.500%, 04/01/42	2,056
3,036	5.050%, 09/01/41	3,459

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	Baltimore Gas & Electric Co.,
4,419	2.800%, 08/15/22	4,435
3,755	3.500%, 08/15/46	3,499
	Cleveland Electric Illuminating Co. (The),
840	5.950%, 12/15/36	948
3,094	Series D, 7.880%, 11/01/17	3,216
4,791	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	4,989
3,615	Commonwealth Edison Co., 3.650%, 06/15/46	3,450
830	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	869
1,687	DTE Electric Co., 2.650%, 06/15/22	1,689
	Duke Energy Carolinas LLC,
1,228	4.250%, 12/15/41	1,284
1,786	4.300%, 06/15/20	1,911
1,256	5.100%, 04/15/18	1,307
1,397	6.000%, 01/15/38	1,773
	Duke Energy Corp.,
1,382	2.650%, 09/01/26	1,298
2,660	3.550%, 09/15/21	2,762
	Duke Energy Florida LLC,
1,009	5.650%, 06/15/18	1,062
628	6.400%, 06/15/38	846
	Duke Energy Indiana LLC,
3,462	3.750%, 07/15/20	3,636
4,500	3.750%, 05/15/46	4,332
2,780	6.350%, 08/15/38	3,695
3,297	Duke Energy Ohio, Inc., 3.700%, 06/15/46	3,139
	Duke Energy Progress LLC,
2,911	2.800%, 05/15/22	2,959
3,230	3.000%, 09/15/21	3,315
2,985	3.250%, 08/15/25	3,030
1,616	3.700%, 10/15/46	1,559
1,886	4.100%, 05/15/42	1,930
1,569	4.100%, 03/15/43	1,606
2,258	4.150%, 12/01/44	2,329
1,794	5.300%, 01/15/19	1,912
	Electricite de France SA, (France),
3,961	2.150%, 01/22/19 (e)	3,972
6,600	6.000%, 01/22/14[5] (e)	6,670
	Enel Finance International NV, (Italy),
5,408	5.125%, 10/07/19 (e)	5,777
897	6.000%, 10/07/39 (e)	1,033
2,469	Entergy Corp., 2.950%, 09/01/26	2,354

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
	Entergy Louisiana LLC,
4,979	2.400%, 10/01/26	4,696
4,606	3.050%, 06/01/31	4,389
1,551	3.250%, 04/01/28	1,546
3,688	Entergy Mississippi, Inc., 2.850%, 06/01/28	3,532
1,177	Exelon Corp., 3.400%, 04/15/26	1,167
	Florida Power & Light Co.,
493	5.625%, 04/01/34	602
897	5.950%, 02/01/38	1,164
	Fortis, Inc., (Canada),
445	2.100%, 10/04/21 (e)	432
20,000	3.055%, 10/04/26 (e)	18,857
359	Georgia Power Co., 5.950%, 02/01/39	441
4,351	Great Plains Energy, Inc., 4.850%, 06/01/21	4,644
	Hydro-Quebec, (Canada),
1,614	9.400%, 02/01/21	2,004
7,174	Series HY, 8.400%, 01/15/22	8,926
2,642	Series IO, 8.050%, 07/07/24	3,474
	Indiana Michigan Power Co.,
973	7.000%, 03/15/19	1,068
8,609	Series J, 3.200%, 03/15/23	8,705
269	Jersey Central Power & Light Co., 7.350%, 02/01/19	294
3,936	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	4,210
	Kansas City Power & Light Co.,
3,255	3.150%, 03/15/23	3,263
8,968	5.300%, 10/01/41	9,644
2,759	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	2,795
4,957	Massachusetts Electric Co., 4.004%, 08/15/46 (e)	4,848
	MidAmerican Energy Co.,
464	3.100%, 05/01/27	465
1,050	3.950%, 08/01/47	1,058
628	5.300%, 03/15/18	653
	Nevada Power Co.,
329	5.375%, 09/15/40	379
3,354	5.450%, 05/15/41	3,975
2,018	6.500%, 08/01/18	2,153
1,637	7.125%, 03/15/19	1,815
700	Series N, 6.650%, 04/01/36	938
	NextEra Energy Capital Holdings, Inc.,
2,651	2.400%, 09/15/19	2,669
1,076	6.000%, 03/01/19	1,158

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	83

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	Niagara Mohawk Power Corp.,
3,051	3.508%, 10/01/24 (e)	3,131
1,457	4.881%, 08/15/19 (e)	1,556
2,242	Northern States Power Co., 6.250%, 06/01/36	2,915
780	Ohio Edison Co., 6.875%, 07/15/36	1,015
	Ohio Power Co.,
1,390	6.050%, 05/01/18	1,457
560	Series M, 5.375%, 10/01/21	625
	Oncor Electric Delivery Co. LLC,
5,515	6.800%, 09/01/18	5,914
1,076	7.000%, 09/01/22	1,309
	Pacific Gas & Electric Co.,
5,047	2.450%, 08/15/22	4,976
3,349	2.950%, 03/01/26	3,291
1,265	3.250%, 09/15/21	1,298
1,794	3.250%, 06/15/23	1,835
5,781	3.500%, 06/15/25	5,923
1,681	4.450%, 04/15/42	1,785
6,511	4.500%, 12/15/41	6,905
650	4.600%, 06/15/43	699
1,776	5.625%, 11/30/17	1,831
399	6.050%, 03/01/34	505
673	8.250%, 10/15/18	741
	PacifiCorp,
897	2.950%, 02/01/22	916
2,765	3.600%, 04/01/24	2,881
224	5.500%, 01/15/19	240
2,556	5.650%, 07/15/18	2,694
	PECO Energy Co.,
5,022	2.375%, 09/15/22	4,980
807	5.350%, 03/01/18	838
807	Pennsylvania Electric Co., 6.050%, 09/01/17	823
3,507	Pepco Holdings LLC, 7.450%, 08/15/32	4,459
1,184	Potomac Electric Power Co., 6.500%, 11/15/37	1,584
1,543	PPL Electric Utilities Corp., 2.500%, 09/01/22	1,517
	Progress Energy, Inc.,
3,380	3.150%, 04/01/22	3,422
3,388	4.400%, 01/15/21	3,608
2,600	7.000%, 10/30/31	3,446
1,327	7.750%, 03/01/31	1,849
	Public Service Co. of Colorado,
1,821	2.250%, 09/15/22	1,795

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
1,040	3.200%, 11/15/20	1,075
1,175	3.550%, 06/15/46	1,094
247	5.800%, 08/01/18	261
	Public Service Co. of Oklahoma,
1,761	4.400%, 02/01/21	1,876
1,242	5.150%, 12/01/19	1,342
3,901	Series G, 6.625%, 11/15/37	5,041
	Public Service Electric & Gas Co.,
6,334	3.000%, 05/15/25	6,368
1,021	5.375%, 11/01/39	1,213
740	Series I, 1.800%, 06/01/19	741
	Southern California Edison Co.,
1,753	1.845%, 02/01/22	1,726
886	3.875%, 06/01/21	940
3,408	3.900%, 12/01/41	3,391
1,256	5.500%, 08/15/18	1,329
895	6.000%, 01/15/34	1,125
2,197	6.050%, 03/15/39	2,876
578	Series 08-A, 5.950%, 02/01/38	737
2,854	Series C, 3.500%, 10/01/23	2,982
	Southwestern Public Service Co.,
2,700	4.500%, 08/15/41	2,931
3,049	Series G, 8.750%, 12/01/18	3,404
2,095	State Grid Overseas Investment 2013 Ltd., (China), 1.750%, 05/22/18 (e)	2,088
2,482	Three Gorges Finance I Cayman Islands Ltd., (China), 3.150%, 06/02/26 (e)	2,429
5,800	Toledo Edison Co. (The), 6.150%, 05/15/37	7,096
	Virginia Electric & Power Co.,
696	2.950%, 01/15/22	711
1,280	3.450%, 02/15/24	1,316
4,842	5.400%, 04/30/18	5,051
2,100	Series A, 6.000%, 05/15/37	2,633
234	Wisconsin Electric Power Co., 2.950%, 09/15/21	240
	Xcel Energy, Inc.,
3,656	3.300%, 06/01/25	3,673
539	4.700%, 05/15/20	573
829	4.800%, 09/15/41	887
6,254	6.500%, 07/01/36	7,973

		370,693

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
1,750	4.125%, 10/15/44	1,769
7,215	4.150%, 01/15/43	7,363
619	8.500%, 03/15/19	699

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Gas Utilities — continued
2,201	Boston Gas Co., 4.487%, 02/15/42 (e)	2,319
1,372	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	1,449
2,214	Dominion Gas Holdings LLC, 2.800%, 11/15/20	2,244
4,242	KeySpan Gas East Corp., 2.742%, 08/15/26 (e)	4,083
4,862	Korea Gas Corp., (South Korea), 1.875%, 07/18/21 (e)	4,710
3,595	Southwest Gas Corp., 3.800%, 09/29/46	3,405

		28,041

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
2,100	2.950%, 01/15/20	2,128
756	4.000%, 10/01/20	786
5,375	4.250%, 06/15/22	5,629
1,665	5.750%, 10/01/41	1,614
1,985	6.250%, 10/01/39	2,038
	PSEG Power LLC,
2,879	4.150%, 09/15/21	3,032
2,456	4.300%, 11/15/23	2,586
1,125	8.625%, 04/15/31	1,395
	Southern Power Co.,
3,108	4.150%, 12/01/25	3,243
7,079	5.150%, 09/15/41	7,300
3,222	Tri-State Generation & Transmission Association, Inc., 4.250%, 06/01/46	3,131

		32,882

	Multi-Utilities — 0.5%
1,457	Berkshire Hathaway Energy Co., 5.750%, 04/01/18	1,523
	CMS Energy Corp.,
2,426	2.950%, 02/15/27	2,314
3,458	3.000%, 05/15/26	3,325
1,250	3.450%, 08/15/27	1,246
4,360	3.875%, 03/01/24	4,535
2,760	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,390
	Consumers Energy Co.,
1,343	2.850%, 05/15/22	1,361
2,150	3.250%, 08/15/46	1,945
1,256	5.650%, 04/15/20	1,386
1,478	Delmarva Power & Light Co., 4.000%, 06/01/42	1,470

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — continued
	Dominion Resources, Inc.,
1,076	7.000%, 06/15/38	1,395
3,973	Series B, 2.750%, 01/15/22	3,966
1,840	Series C, 4.900%, 08/01/41	1,970
1,927	Series D, 2.850%, 08/15/26	1,822
5,067	Series F, 5.250%, 08/01/33	5,541
	DTE Energy Co.,
2,000	6.375%, 04/15/33	2,474
6,150	Series B, 3.300%, 06/15/22	6,261
1,400	Series F, 3.850%, 12/01/23	1,449
2,326	New York State Electric & Gas Corp., 3.250%, 12/01/26 (e)	2,318
	NiSource Finance Corp.,
2,457	3.850%, 02/15/23	2,533
6,726	5.800%, 02/01/42	7,957
4,380	6.250%, 12/15/40	5,425
	San Diego Gas & Electric Co.,
2,690	3.950%, 11/15/41	2,712
1,852	6.000%, 06/01/26	2,243
973	Series FFF, 6.125%, 09/15/37	1,271
	Sempra Energy,
3,139	2.875%, 10/01/22	3,124
3,827	3.550%, 06/15/24	3,934
2,348	4.050%, 12/01/23	2,462
1,345	6.000%, 10/15/39	1,652
2,063	6.150%, 06/15/18	2,180
7,309	9.800%, 02/15/19	8,402
	Southern Co. Gas Capital Corp.,
1,889	2.450%, 10/01/23	1,815
1,690	3.250%, 06/15/26	1,655
4,609	3.500%, 09/15/21	4,730
2,136	3.950%, 10/01/46	2,015
1,392	4.400%, 06/01/43	1,398
10,518	5.875%, 03/15/41	12,587
7,009	WEC Energy Group, Inc., 3.550%, 06/15/25	7,161

		124,947

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
5,248	3.400%, 03/01/25	5,399
2,241	4.000%, 12/01/46	2,284
3,354	6.593%, 10/15/37	4,538

		12,221

	Total Utilities	568,784

	Total Corporate Bonds (Cost $6,937,848)	7,080,173

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	85

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — 1.1%
	Israel Government AID Bond, (Israel),
3,000	Zero Coupon, 11/01/19	2,847
3,587	Zero Coupon, 11/01/23	2,996
21,968	Zero Coupon, 11/01/24	17,852
7,240	5.500%, 12/04/23	8,625
7,330	5.500%, 04/26/24	8,745
6,771	5.500%, 09/18/33	8,887
5,000	Series 1, Zero Coupon, 11/01/24	4,067
42,746	Series 2, Zero Coupon, 11/01/24	34,774
5,200	Series 6-Z, Zero Coupon, 08/15/22	4,518
3,305	Series 8-Z, Zero Coupon, 08/15/24	2,714
23,876	Series 8-Z, Zero Coupon, 08/15/25	18,747
17,300	Series 8-Z, Zero Coupon, 08/15/26	12,928
18,575	Series 9-Z, Zero Coupon, 05/15/24	15,398
2,517	Series 9-Z, Zero Coupon, 11/15/24	2,045
14,763	Series 9-Z, Zero Coupon, 05/15/25	11,554
14,275	Series 9-Z, Zero Coupon, 11/15/25	11,148
6,000	Series 11-Z, Zero Coupon, 11/15/25	4,686
2,242	Series 11-Z, Zero Coupon, 11/15/26	1,649
11,427	Province of Ontario, (Canada), 1.650%, 09/27/19	11,369
502	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	670
	Republic of Colombia, (Colombia),
6,987	4.000%, 02/26/24	7,171
3,811	4.500%, 01/28/26	4,017
3,979	5.000%, 06/15/45	3,951
941	5.625%, 02/26/44	1,017
1,400	7.375%, 09/18/37	1,772
	Republic of Panama, (Panama),
2,796	3.750%, 03/16/25	2,862
2,371	4.000%, 09/22/24	2,475
737	Republic of Peru, (Peru), 5.625%, 11/18/50	869
	Republic of Poland, (Poland),
1,797	3.250%, 04/06/26	1,779
6,568	4.000%, 01/22/24	6,896
	Republic of South Africa, (South Africa),
8,616	5.375%, 07/24/44	8,831
3,502	5.875%, 09/16/25	3,849
	United Mexican States, (Mexico),
11,021	3.500%, 01/21/21	11,338
7,166	3.600%, 01/30/25	7,109
7,316	4.000%, 10/02/23	7,499
7,300	4.125%, 01/21/26	7,473
4,228	4.350%, 01/15/47	3,778
2,862	4.600%, 01/23/46	2,672

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

3,906	4.750%, 03/08/44	3,720
12,227	5.550%, 01/21/45	12,899
5,118	5.750%, 10/12/10[1]	4,947

	Total Foreign Government Securities (Cost $291,472)	293,143

Mortgage-Backed Securities — 16.1%
	FHLMC,
38	ARM, 2.625%, 07/01/26	39
7	ARM, 2.651%, 07/01/19	7
3,764	ARM, 2.709%, 08/01/36	3,940
503	ARM, 2.724%, 04/01/37	529
780	ARM, 2.731%, 08/01/36	817
71	ARM, 2.737%, 01/01/27	75
35	ARM, 2.747%, 04/01/30	37
898	ARM, 2.761%, 05/01/36	953
1,150	ARM, 2.762%, 05/01/37	1,199
2,439	ARM, 2.770%, 10/01/36	2,547
459	ARM, 2.772%, 07/01/36	487
2,317	ARM, 2.787%, 11/01/36	2,458
1,833	ARM, 2.794%, 02/01/36 - 11/01/36	1,951
1,338	ARM, 2.816%, 05/01/36	1,419
228	ARM, 2.822%, 08/01/35	241
566	ARM, 2.830%, 07/01/36	589
709	ARM, 2.845%, 10/01/36	754
1,386	ARM, 2.855%, 12/01/33 - 10/01/36	1,465
1,934	ARM, 2.859%, 05/01/33	2,042
229	ARM, 2.875%, 08/01/36	237
56	ARM, 2.887%, 09/01/32	59
595	ARM, 2.894%, 04/01/34	632
417	ARM, 2.910%, 10/01/36	432
144	ARM, 2.915%, 01/01/37	151
1,337	ARM, 2.937%, 09/01/34	1,418
1,936	ARM, 2.938%, 01/01/35	2,038
668	ARM, 2.944%, 01/01/35	704
1,462	ARM, 2.946%, 10/01/36	1,532
625	ARM, 3.000%, 07/01/36	653
3,445	ARM, 3.016%, 12/01/36	3,634
1,371	ARM, 3.022%, 09/01/36	1,445
3,865	ARM, 3.033%, 12/01/36	4,068
3,543	ARM, 3.040%, 03/01/37	3,709
749	ARM, 3.044%, 10/01/36	793
686	ARM, 3.062%, 11/01/36	730
3,857	ARM, 3.089%, 06/01/36	4,122
454	ARM, 3.104%, 11/01/37	482
1,088	ARM, 3.112%, 05/01/38	1,152
489	ARM, 3.117%, 07/01/37	516

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
152	ARM, 3.137%, 02/01/37	161
2,003	ARM, 3.139%, 09/01/36 - 11/01/36	2,131
1,259	ARM, 3.140%, 11/01/36	1,327
807	ARM, 3.149%, 06/01/37	852
282	ARM, 3.187%, 02/01/36	299
84	ARM, 3.189%, 04/01/37	87
1,195	ARM, 3.200%, 04/01/37	1,266
1,384	ARM, 3.208%, 12/01/36 - 05/01/37	1,461
559	ARM, 3.210%, 05/01/37	596
657	ARM, 3.212%, 12/01/35	695
1,437	ARM, 3.218%, 03/01/36	1,535
1,268	ARM, 3.222%, 06/01/36	1,354
937	ARM, 3.259%, 02/01/37	990
2,257	ARM, 3.263%, 02/01/37	2,397
2,659	ARM, 3.303%, 05/01/37	2,841
1,830	ARM, 3.322%, 05/01/37	1,953
431	ARM, 3.370%, 05/01/37	456
1,473	ARM, 3.401%, 04/01/38	1,567
299	ARM, 3.438%, 05/01/36	318
321	ARM, 3.447%, 02/01/37	345
135	ARM, 3.458%, 02/01/37	144
691	ARM, 3.498%, 10/01/36	734
980	ARM, 3.520%, 07/01/40	1,018
622	ARM, 3.549%, 03/01/37	654
782	ARM, 3.586%, 01/01/37	835
1,656	ARM, 3.635%, 12/01/36	1,769
135	ARM, 3.736%, 12/01/36	146
347	ARM, 3.777%, 03/01/37	369
1,215	ARM, 3.847%, 03/01/36	1,284
	FHLMC Gold Pools, 15 Year, Single Family,
10	4.000%, 06/01/18	11
162	4.500%, 08/01/18 - 10/01/18	166
451	5.000%, 10/01/17 - 12/01/18	461
743	5.500%, 06/01/17 - 02/01/24	766
512	6.000%, 04/01/17 - 03/01/22	525
81	6.500%, 11/01/17 - 03/01/22	84
	FHLMC Gold Pools, 20 Year, Single Family,
10,073	3.500%, 01/01/32 - 03/01/32	10,494
71	6.000%, 12/01/22	81
471	6.500%, 01/01/28	538
	FHLMC Gold Pools, 30 Year, Single Family,
32,975	3.000%, 08/01/43	32,999
26,174	4.500%, 05/01/41	28,183
27,453	5.000%, 01/01/34 - 08/01/40	30,199
4,747	5.500%, 01/01/33 - 03/01/40	5,309
809	6.000%, 10/01/29 - 12/01/36	931

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

4,994	6.500%, 08/01/29 - 03/01/38	5,717
1,382	7.000%, 04/01/26 - 02/01/37	1,586
1,679	7.500%, 08/01/25 - 09/01/38	2,012
14	8.000%, 07/01/20 - 11/01/24	15
40	8.500%, 07/01/28	48
	FHLMC Gold Pools, FHA/VA,
5,505	7.500%, 01/01/32 - 12/01/36	6,379
1,315	10.000%, 10/01/30	1,424
	FHLMC Gold Pools, Other,
69,063	3.500%, 02/01/33 - 06/01/43	71,350
122,203	4.000%, 06/01/42 - 01/01/46	129,753
37,046	4.500%, 01/01/46	40,575
648	5.500%, 04/01/18	660
1,220	6.000%, 02/01/33 - 11/01/36	1,339
12,152	6.500%, 12/01/35 - 06/01/37	13,616
9	7.000%, 07/01/29	10
212	10.000%, 03/17/26	216
	FNMA,
2	ARM, 1.986%, 01/01/19	2
3	ARM, 2.358%, 03/01/19	3
450	ARM, 2.381%, 09/01/33	466
345	ARM, 2.391%, 08/01/34	356
58	ARM, 2.414%, 09/01/27	61
2,394	ARM, 2.459%, 09/01/36	2,486
140	ARM, 2.527%, 11/01/34	147
396	ARM, 2.540%, 05/01/35	419
1,279	ARM, 2.541%, 01/01/36	1,343
1,063	ARM, 2.600%, 07/01/37	1,106
1,043	ARM, 2.607%, 02/01/37	1,086
60	ARM, 2.614%, 07/01/34	63
781	ARM, 2.616%, 11/01/37	824
213	ARM, 2.622%, 02/01/35	222
519	ARM, 2.628%, 07/01/35	550
464	ARM, 2.630%, 08/01/36	491
84	ARM, 2.635%, 08/01/35	88
793	ARM, 2.694%, 01/01/37	826
598	ARM, 2.713%, 09/01/36	626
402	ARM, 2.713%, 09/01/37	424
75	ARM, 2.716%, 07/01/37	78
231	ARM, 2.737%, 10/01/34	246
3,230	ARM, 2.745%, 01/01/35	3,362
58	ARM, 2.787%, 09/01/34	61
2,296	ARM, 2.796%, 11/01/37	2,413
617	ARM, 2.818%, 04/01/35	652
4,174	ARM, 2.837%, 12/01/37	4,437
385	ARM, 2.839%, 08/01/33	406

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	87

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
83	ARM, 2.845%, 05/01/35	87
287	ARM, 2.855%, 09/01/35	301
610	ARM, 2.857%, 01/01/36	645
760	ARM, 2.862%, 09/01/36	803
1	ARM, 2.875%, 08/01/19	1
2,511	ARM, 2.880%, 04/01/37	2,664
333	ARM, 2.894%, 06/01/36	351
282	ARM, 2.904%, 08/01/34	296
30	ARM, 2.905%, 01/01/34	30
494	ARM, 2.905%, 03/01/35	519
492	ARM, 2.906%, 10/01/34	522
600	ARM, 2.908%, 06/01/34	636
563	ARM, 2.946%, 08/01/36	576
304	ARM, 2.963%, 05/01/36	323
2,734	ARM, 2.968%, 07/01/37	2,921
419	ARM, 2.980%, 11/01/33	444
1,740	ARM, 3.006%, 08/01/36	1,838
921	ARM, 3.020%, 07/01/36	979
776	ARM, 3.031%, 10/01/35	826
95	ARM, 3.033%, 09/01/37	98
1,734	ARM, 3.044%, 09/01/36	1,843
1,092	ARM, 3.056%, 09/01/37	1,159
1,139	ARM, 3.070%, 10/01/36	1,208
2,147	ARM, 3.074%, 06/01/36	2,287
265	ARM, 3.094%, 11/01/34	282
193	ARM, 3.101%, 09/01/33	207
978	ARM, 3.114%, 07/01/37	1,038
191	ARM, 3.125%, 08/01/36	199
519	ARM, 3.174%, 06/01/36	552
692	ARM, 3.195%, 09/01/36	730
138	ARM, 3.201%, 01/01/35	146
1,325	ARM, 3.204%, 02/01/37	1,396
165	ARM, 3.236%, 01/01/34	175
127	ARM, 3.248%, 09/01/37	130
2,308	ARM, 3.349%, 12/01/36	2,455
1,886	ARM, 3.363%, 10/01/36	2,008
692	ARM, 3.366%, 10/01/36	735
466	ARM, 3.370%, 11/01/36	492
273	ARM, 3.410%, 01/01/38	284
803	ARM, 3.435%, 12/01/36	851
441	ARM, 3.469%, 01/01/37	469
2,482	ARM, 3.605%, 08/01/37	2,645
577	ARM, 3.617%, 11/01/36	617
4,883	ARM, 3.686%, 03/01/36	5,195
304	ARM, 3.693%, 02/01/36	323
33	ARM, 3.875%, 01/01/36	33

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)

36		ARM, 3.903%, 03/01/29	38
203		ARM, 5.902%, 09/01/37	212
		FNMA, 15 Year, Single Family,
126		3.500%, 04/01/19	131
1,116		4.500%, 05/01/18 - 12/01/19	1,145
2,851		5.000%, 04/01/18 - 08/01/24	2,963
2,438		5.500%, 02/01/18 - 07/01/20	2,502
7,011		6.000%, 08/01/17 - 07/01/24	7,526
1,133		6.500%, 03/01/17 - 02/01/24	1,218
5		7.000%, 03/01/17 - 11/01/17	5
		FNMA, 20 Year, Single Family,
12,375		3.500%, 07/01/32 - 08/01/32	12,907
25,420		4.000%, 01/01/35	27,228
835		5.500%, 07/01/25	929
5,328		6.000%, 07/01/26 - 09/01/29	6,027
1,573		6.500%, 05/01/22 - 08/01/26	1,767
		FNMA, 30 Year, FHA/VA,
136		6.000%, 09/01/33	151
186		6.500%, 03/01/29	215
15		7.000%, 02/01/33	16
41		8.000%, 06/01/28	46
13		8.500%, 02/01/30	13
—	(h)	9.000%, 05/01/18	—	(h)
4		9.500%, 12/01/18	4
		FNMA, 30 Year, Single Family,
29,071		3.000%, 06/01/43	29,057
128,249		3.500%, 05/01/44 - 01/01/46	132,615
19,404		4.000%, 12/01/33 - 06/01/42	20,639
17,568		4.500%, 11/01/33 - 09/01/43	18,948
22,058		5.000%, 06/01/33 - 08/01/40	24,334
14,461		5.500%, 11/01/32 - 12/01/39	16,252
11,848		6.000%, 12/01/28 - 11/01/38	13,554
22,803		6.500%, 11/01/29 - 10/01/38	25,903
11,890		7.000%, 01/01/24 - 01/01/39	14,016
8,172		7.500%, 11/01/22 - 04/01/39	9,773
648		8.000%, 03/01/21 - 01/01/38	759
14		8.500%, 07/01/24 - 05/01/25	16
10		9.500%, 07/01/28	11
5		10.000%, 02/01/24	5
		FNMA, Other,
37,430		ARM, 1.122%, 01/01/23	37,303
10,000		ARM, 1.142%, 12/01/24	10,034
9,865		ARM, 1.152%, 02/01/23	9,901
6,654		ARM, 1.162%, 01/01/23	6,697
15,000		ARM, 1.202%, 07/01/24	14,959
7,050		ARM, 1.232%, 11/01/23	7,065

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
3,854	ARM, 1.242%, 08/01/22	3,855
8,088	ARM, 1.572%, 03/01/22	8,132
80	ARM, 3.000%, 08/01/34	85
6,886	1.470%, 12/01/19	6,790
8,968	1.690%, 12/01/19	8,888
11,111	1.940%, 07/01/19	11,119
13,452	2.000%, 12/01/20	13,393
80,712	2.010%, 06/01/20	80,636
2,083	2.030%, 08/01/19	2,102
4,217	2.150%, 01/01/23	4,160
8,166	2.190%, 05/01/19	8,219
6,205	2.200%, 07/01/19	6,245
5,598	2.240%, 12/01/22	5,550
8,881	2.280%, 12/01/22	8,819
3,288	2.320%, 12/01/22	3,273
14,837	2.330%, 01/01/23	14,766
32,312	2.340%, 12/01/22 - 01/01/23	32,183
27,095	2.370%, 07/01/19 - 01/01/23	27,255
7,481	2.380%, 11/01/22	7,470
14,738	2.390%, 10/01/22 - 12/01/22	14,723
9,611	2.395%, 01/01/22	9,622
49,761	2.400%, 12/01/22 - 05/01/26	49,319
5,179	2.410%, 11/01/22	5,169
17,935	2.420%, 12/01/22 - 06/01/23	17,879
15,662	2.440%, 11/01/22 - 01/01/23	15,650
43,398	2.450%, 06/01/19 - 02/01/23	43,493
25,000	2.460%, 10/01/26	24,061
7,769	2.470%, 09/01/22 - 11/01/22	7,781
28,902	2.490%, 03/01/23 - 05/01/26	28,233
22,555	2.500%, 04/01/23 - 10/01/31	21,801
8,251	2.510%, 01/01/23	8,228
37,103	2.520%, 10/01/22 - 05/01/23	37,105
2,690	2.540%, 05/01/23	2,693
14,307	2.550%, 11/01/22	14,379
5,214	2.570%, 10/01/22	5,246
7,740	2.590%, 06/01/28	7,478
13,978	2.600%, 06/01/22 - 01/01/23	14,105
18,671	2.610%, 07/01/22 - 06/01/26	18,485
5,201	2.620%, 10/01/17	5,208
22,410	2.630%, 09/01/21 - 06/01/25	22,522
5,802	2.635%, 10/01/22	5,856
24,499	2.640%, 04/01/23 - 06/01/26	24,115
8,968	2.650%, 08/01/22	9,056
17,722	2.660%, 12/01/22	18,026
31,621	2.670%, 07/01/22 - 07/01/31	30,955
14,900	2.680%, 05/01/25 - 06/01/27	14,706

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

8,635	2.690%, 07/01/22	8,764
23,781	2.700%, 04/01/22 - 04/01/25	23,973
5,246	2.705%, 04/01/23	5,323
10,000	2.730%, 07/01/28	9,716
8,185	2.750%, 03/01/22	8,332
13,945	2.760%, 06/01/22	14,205
17,647	2.766%, 06/01/23	17,881
22,420	2.770%, 05/01/22 - 06/01/23	22,794
4,281	2.780%, 06/01/27	4,232
8,000	2.790%, 05/01/27	7,898
14,893	2.810%, 05/01/27 - 08/01/31	14,630
9,372	2.820%, 07/01/22	9,569
39,974	2.830%, 05/01/27 - 06/01/27	39,552
44,356	2.840%, 01/01/25 - 04/01/26	44,592
19,287	2.860%, 05/01/22 - 01/01/25	19,642
8,500	2.890%, 05/01/27	8,473
16,313	2.900%, 12/01/24 - 06/01/31	16,176
6,000	2.910%, 03/01/27	5,987
56,820	2.920%, 12/01/24 - 05/01/30	56,550
34,069	2.940%, 05/01/22 - 05/01/30	34,035
23,545	2.960%, 01/01/25 - 06/01/30	23,526
44,236	2.970%, 01/01/22 - 06/01/30	44,743
19,730	2.980%, 07/01/22	20,290
17,429	2.990%, 02/01/22 - 01/01/25	17,731
51,006	3.000%, 06/01/27 - 02/01/43	50,879
9,668	3.020%, 05/01/22 - 06/01/25	9,911
56,581	3.030%, 12/01/21 - 04/01/30	56,722
10,762	3.040%, 12/01/18	10,984
13,128	3.050%, 04/01/22 - 01/01/25	13,488
7,497	3.060%, 02/01/22	7,737
27,980	3.080%, 03/01/22 - 04/01/30	28,266
11,396	3.090%, 01/01/22	11,767
37,935	3.100%, 05/01/22 - 05/01/30	38,227
25,303	3.110%, 12/01/24	25,891
49,328	3.120%, 01/01/22 - 06/01/35	49,192
47,234	3.130%, 04/01/30 - 06/01/30	46,771
45,463	3.140%, 02/01/22 - 12/01/26	46,665
9,435	3.150%, 07/01/30	9,421
13,200	3.170%, 08/01/25 - 02/01/30	13,338
18,644	3.180%, 01/01/26 - 06/01/30	18,908
17,000	3.190%, 12/01/26	17,337
7,165	3.200%, 01/01/22	7,429
23,090	3.210%, 03/01/22 - 03/01/31	23,452
13,995	3.220%, 12/01/26 - 04/01/30	14,127
4,987	3.230%, 11/01/20	5,165
20,000	3.240%, 12/01/26	20,461

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	89

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
18,080	3.250%, 09/01/26 - 07/01/27	18,527
7,980	3.260%, 12/01/26	8,186
6,706	3.270%, 11/01/20	6,964
61,272	3.290%, 10/01/20 - 11/01/26	63,053
15,564	3.300%, 12/01/26 - 07/01/30	15,817
3,295	3.310%, 12/01/21	3,431
8,500	3.320%, 05/01/24	8,828
10,000	3.330%, 09/01/27	10,299
16,000	3.340%, 02/01/27	16,513
11,727	3.350%, 09/01/30	11,934
7,025	3.360%, 10/01/20	7,311
7,834	3.370%, 09/01/30	7,986
12,018	3.380%, 01/01/18 - 12/01/23	12,212
2,981	3.400%, 10/01/21	3,118
16,515	3.430%, 09/01/20 - 11/01/21	17,251
12,677	3.440%, 12/01/21 - 10/01/26	13,205
32,221	3.450%, 01/01/24 - 04/01/35	33,424
7,495	3.480%, 12/01/20	7,827
200,893	3.500%, 10/01/20 - 01/01/44	206,944
9,000	3.510%, 08/01/23	9,433
5,371	3.520%, 01/01/18	5,414
8,609	3.540%, 10/01/20	9,003
7,330	3.543%, 12/01/20	7,659
13,000	3.550%, 02/01/30	13,508
3,612	3.563%, 01/01/21	3,792
19,003	3.570%, 11/01/34	19,492
22,726	3.590%, 10/01/20 - 08/01/23	23,873
1,621	3.600%, 09/01/20	1,701
9,162	3.610%, 11/01/34	9,396
9,450	3.630%, 01/01/18 - 10/01/35	9,708
4,894	3.640%, 01/01/25	5,152
42,150	3.670%, 07/01/23	44,716
3,202	3.700%, 12/01/20	3,364
14,710	3.735%, 06/01/18	14,938
9,713	3.740%, 07/01/20 - 07/01/23	10,260
3,840	3.760%, 12/01/35	3,964
27,400	3.765%, 12/01/25	29,098
34,279	3.770%, 01/01/21 - 09/01/21	36,276
4,882	3.800%, 03/01/18	4,944
21,109	3.830%, 12/01/20 - 12/01/21	22,404
21,995	3.850%, 09/01/20 - 09/01/21	23,281
8,178	3.860%, 07/01/21	8,681
10,067	3.870%, 01/01/21	10,649
14,684	3.881%, 09/01/21	15,590
30,723	3.890%, 08/01/20 - 09/01/21	32,604
5,931	3.915%, 10/01/20	6,264

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

5,611	3.920%, 09/01/21	5,977
15,977	3.930%, 07/01/20 - 01/01/21	16,874
8,968	3.940%, 07/01/21	9,565
7,174	3.950%, 07/01/20	7,585
8,378	3.960%, 08/01/20	8,869
5,404	3.970%, 06/01/21	5,754
4,549	3.990%, 07/01/21	4,849
139,712	4.000%, 04/01/20 - 03/01/46	148,130
6,009	4.020%, 06/01/21	6,424
5,695	4.050%, 01/01/21 - 08/01/21	6,074
8,598	4.060%, 07/01/21	9,197
26,689	4.066%, 07/01/20	28,262
15,350	4.070%, 10/01/21	16,463
5,813	4.100%, 06/01/21	6,219
14,293	4.130%, 11/01/19 - 08/01/21	15,171
14,644	4.160%, 03/01/21	15,644
16,224	4.180%, 12/01/19 - 09/01/23	17,500
4,670	4.190%, 06/01/21	5,010
17,583	4.240%, 11/01/19 - 06/01/21	18,836
15,784	4.250%, 04/01/21	16,974
27,419	4.260%, 12/01/19 - 07/01/21	29,355
6,185	4.264%, 06/01/21	6,604
15,783	4.281%, 01/01/20	16,663
6,047	4.283%, 01/01/21	6,448
4,744	4.295%, 06/01/21	5,107
6,582	4.300%, 08/01/20 - 04/01/21	6,805
7,721	4.313%, 07/01/21	8,311
10,418	4.330%, 02/01/21 - 04/01/21	11,201
16,142	4.340%, 06/01/21	17,455
12,600	4.350%, 04/01/20	13,392
12,944	4.360%, 05/01/21	13,959
9,725	4.369%, 02/01/20	10,308
14,149	4.381%, 04/01/20	15,028
6,515	4.390%, 05/01/21	7,029
55,153	4.399%, 02/01/20	58,700
2,511	4.400%, 02/01/20	2,668
3,612	4.450%, 01/01/21	3,888
8,071	4.480%, 06/01/21	8,767
96,412	4.500%, 08/01/21 - 03/01/44	105,234
13,775	4.503%, 12/01/19	14,576
5,210	4.540%, 01/01/20 - 07/01/26	5,650
8,892	4.552%, 08/01/26	9,816
10,789	4.640%, 01/01/21	11,677
9,879	4.662%, 12/01/26	10,979
9,085	4.762%, 08/01/26	10,087
5,782	4.766%, 08/01/26	6,422

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
1,495		5.000%, 04/01/31 - 12/01/32	1,663
1,430		5.500%, 03/01/17 - 06/01/39	1,531
4,610		5.855%, 10/01/17	4,697
1,882		6.000%, 02/01/36 - 11/01/48	2,066
1,648		6.500%, 04/01/36 - 05/01/37	1,836
982		7.000%, 02/01/36 - 04/01/37	1,115
145		8.000%, 11/01/37	162
17		10.500%, 04/15/19	17
		GNMA I, 15 Year, Single Family,
2		6.000%, 10/15/17	2
4		6.500%, 06/15/17	3
		GNMA I, 30 Year, Single Family,
3,545		5.500%, 04/15/33 - 09/15/34	3,999
100		6.000%, 11/15/28	114
2,332		6.500%, 01/15/24 - 12/15/35	2,716
4,646		7.000%, 08/15/23 - 04/15/37	5,446
529		7.500%, 11/15/22 - 10/15/37	603
15		8.000%, 07/15/22 - 08/15/28	15
—	(h)	8.500%, 06/15/17 - 11/15/17	—	(h)
10		9.000%, 02/15/20 - 11/15/24	12
362		9.500%, 09/15/18 - 12/15/25	390
		GNMA II, 30 Year, Single Family,
3,288		3.750%, 07/20/45	3,454
8,410		4.250%, 12/20/44	9,122
2,037		5.500%, 09/20/39	2,319
10,519		6.000%, 03/20/28 - 08/20/39	12,038
939		6.500%, 07/20/29	1,081
400		7.000%, 08/20/38	458
78		7.500%, 02/20/28 - 09/20/28	92
152		8.000%, 12/20/25 - 09/20/28	175
74		8.500%, 03/20/25 - 05/20/25	82
		GNMA II, Other,
3,039		3.750%, 09/20/38 - 01/20/39	3,214
4,584		4.465%, 05/20/63	4,837
66		6.000%, 11/20/38	71

		Total Mortgage-Backed Securities (Cost $4,397,651)	4,427,950

Municipal Bonds — 0.3% (t)
		California — 0.0% (g)
3,060		Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	4,008
2,400		State of California, Various Purpose, GO, 7.300%, 10/01/39	3,397

			7,405

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	New York — 0.2%
2,240	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	2,798
	Port Authority of New York & New Jersey, Consolidated,
10,965	Series 164, Rev., 5.647%, 11/01/40	13,539
3,780	Series 165, Rev., 5.647%, 11/01/40	4,668
17,925	Series 174, Rev., 4.458%, 10/01/62	18,682

		39,687

	Ohio — 0.1%
11,725	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	16,313
	Ohio State University, General Receipts,
1,000	Rev., 5.590%, 12/01/14[5]	1,078
3,478	Series A, Rev., 4.048%, 12/01/56	3,458
9,576	Series A, Rev., 4.800%, 06/01/11[4]	9,497

		30,346

	Total Municipal Bonds (Cost $68,361)	77,438

Supranational — 0.1%
23,640	African Development Bank, 8.800%, 09/01/19 (Cost $26,885)	27,346

U.S. Government Agency Securities — 2.5%
2,986	FFCB, 5.125%, 11/15/18	3,181
9,865	FHLB, 5.500%, 07/15/36	13,167
	Financing Corp. STRIPS,
59,680	1.290%, 05/11/18 (n)	58,756
3,506	1.610%, 11/30/17 (n)	3,482
1,795	2.152%, 03/07/19 (n)	1,743
1,688	2.216%, 04/06/18 (n)	1,669
	FNMA
23,765	4.160%, 06/01/17 (n)	23,726
	FNMA STRIPS,
8,071	3.777%, 05/15/30 (n)	5,209
11,944	Government Trust Certificate, Series 1-Z, 2.503%, 04/01/19 (n)	11,522
	Resolution Funding Corp. STRIPS,
47,400	1.566%, 01/15/21 (n)	43,988
166,149	1.618%, 10/15/19 (n)	159,406
225,211	1.891%, 07/15/20 (n)	212,180
50,759	1.925%, 10/15/20 (n)	47,318
11,275	2.184%, 10/15/25 (n)	9,023
30,700	2.817%, 01/15/30 (n)	20,240

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	91

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
12,675	2.853%, 01/15/26 (n)	9,866
18,250	3.003%, 04/15/30 (n)	12,067
	Tennessee Valley Authority,
4,129	4.250%, 09/15/65	4,381
2,632	4.625%, 09/15/60	3,016
14,269	5.250%, 09/15/39	18,046
493	5.500%, 06/15/38	638
7,668	5.880%, 04/01/36	10,322
	Tennessee Valley Authority STRIPS,
3,711	2.163%, 12/15/17 (n)	3,678
3,500	3.308%, 12/15/28 (n)	2,299
17,495	3.668%, 11/01/25 (n)	13,374
2,242	4.356%, 06/15/35 (n)	1,150
10,762	4.473%, 05/01/19 (n)	10,352
3,119	4.783%, 07/15/28 (n)	2,112

	Total U.S. Government Agency Securities (Cost $706,244)	705,911

U.S. Treasury Obligations — 23.8%
	U.S. Treasury Bond,
25,000	2.875%, 05/15/43	24,559
50,000	2.875%, 08/15/45	48,994
26,500	3.500%, 02/15/39	29,391
38,050	4.250%, 05/15/39	46,839
73,390	4.375%, 02/15/38	92,417
76,320	4.375%, 11/15/39	95,504
134,780	4.375%, 05/15/40	168,686
7,861	4.500%, 05/15/38	10,058
71,284	4.500%, 08/15/39	90,709
31,370	4.750%, 02/15/37	41,282
583	5.250%, 11/15/28	748
50,000	5.500%, 08/15/28	65,186
29,475	8.000%, 11/15/21	37,586
14,932	8.125%, 05/15/21	18,746
17,000	8.750%, 05/15/20	20,808
54,785	8.750%, 08/15/20	67,884
	U.S. Treasury Inflation Indexed Bond,
2,100	2.375%, 01/15/25	3,125
3,587	2.500%, 01/15/29	4,976
9,066	3.625%, 04/15/28	18,138
	U.S. Treasury Inflation Indexed Note,
10,000	0.125%, 04/15/19	10,504
22,231	0.125%, 01/15/22	23,978
2,584	1.375%, 01/15/20	3,054
	U.S. Treasury Note,
7,600	0.750%, 02/15/19	7,528

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

69,175	0.875%, 10/15/17	69,213
10,788	1.000%, 11/30/19	10,662
16,770	1.250%, 10/31/18	16,795
79,091	1.250%, 11/30/18	79,190
18,500	1.250%, 02/29/20	18,363
16,278	1.375%, 12/31/18	16,326
13,000	1.375%, 02/28/19	13,036
10,000	1.375%, 05/31/20	9,934
11,860	1.500%, 05/31/19	11,911
8,000	1.625%, 07/31/19	8,050
5,000	1.750%, 10/31/20	5,012
2,500	2.000%, 11/30/20	2,527
15,000	2.000%, 02/28/21	15,144
10,000	2.125%, 08/31/20	10,165
1,794	2.250%, 11/30/17	1,813
23,317	2.625%, 01/31/18	23,666
90,991	2.625%, 08/15/20	94,026
34,504	2.625%, 11/15/20	35,662
12,681	2.750%, 12/31/17	12,875
52,451	2.875%, 03/31/18	53,512
52,041	3.125%, 04/30/17	52,269
103,518	3.125%, 05/15/19	107,578
25,000	3.125%, 05/15/21	26,338
47,007	3.500%, 02/15/18	48,149
17,039	3.625%, 02/15/21	18,273
11,647	4.250%, 11/15/17	11,929
	U.S. Treasury STRIPS,
72,700	1.820%, 11/15/19 (n)	69,863
123,537	1.917%, 05/15/21 (n)	114,166
52,512	1.970%, 02/15/20 (n)	50,152
10,990	1.975%, 08/15/25 (n)	8,926
212,665	2.133%, 02/15/21 (n)	197,857
113,900	2.166%, 11/15/23 (n)	97,896
63,421	2.248%, 05/15/25 (n)	51,955
106,435	2.360%, 08/15/23 (n)	92,190
59,076	2.408%, 02/15/24 (n)	50,398
149,456	2.451%, 05/15/22 (n)	133,953
105,800	2.558%, 08/15/22 (n)	94,221
204,956	2.644%, 02/15/22 (n)	185,302
171,800	2.691%, 11/15/22 (n)	151,993
108,421	2.760%, 08/15/21 (n)	99,441
248,580	2.768%, 05/15/23 (n)	216,772
51,591	2.827%, 08/15/24 (n)	43,308
54,049	2.885%, 05/15/28 (n)	40,310
121,891	2.921%, 02/15/34 (n)	74,960
97,800	2.937%, 08/15/32 (n)	63,278

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
71,937	2.971%, 08/15/18 (n)	70,777
142,532	2.977%, 08/15/28 (n)	105,443
172,788	3.051%, 11/15/32 (n)	110,857
216,602	3.065%, 08/15/20 (n)	204,337
229,322	3.104%, 02/15/23 (n)	201,500
14,870	3.136%, 05/15/29 (n)	10,737
103,866	3.174%, 02/15/32 (n)	68,319
78,371	3.187%, 11/15/21 (n)	71,415
17,278	3.216%, 05/15/24 (n)	14,623
221,297	3.294%, 05/15/32 (n)	144,527
7,608	3.343%, 08/15/26 (n)	5,981
16,680	3.358%, 05/15/35 (n)	9,827
93,350	3.382%, 05/15/31 (n)	63,079
133,709	3.386%, 11/15/33 (n)	82,918
59,956	3.413%, 11/15/29 (n)	42,594
14,106	3.419%, 05/15/18 (n)	13,931
94,041	3.441%, 11/15/26 (n)	73,436
143,105	3.441%, 05/15/33 (n)	90,194
21,613	3.464%, 11/15/34 (n)	12,935
36,300	3.470%, 02/15/33 (n)	23,073
347,451	3.472%, 05/15/20 (n)	329,778
38,512	3.477%, 08/15/29 (n)	27,588
135,684	3.536%, 02/15/27 (n)	105,365
81,052	3.566%, 02/15/29 (n)	58,932
84,028	3.585%, 11/15/27 (n)	63,743
98,421	3.626%, 11/15/31 (n)	65,336
70,188	3.650%, 08/15/31 (n)	46,948
122,874	3.720%, 05/15/19 (n)	119,250
25,155	3.749%, 08/15/34 (n)	15,203
28,525	3.799%, 05/15/34 (n)	17,345
25,906	3.824%, 02/15/35 (n)	15,376
89,733	3.989%, 08/15/30 (n)	62,189
57,436	4.052%, 11/15/30 (n)	39,460
72,252	4.105%, 02/15/31 (n)	49,314
127,498	4.152%, 08/15/19 (n)	123,109
46,760	4.168%, 11/15/28 (n)	34,358

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

33,200	4.218%, 11/15/24 (n)	27,642
31,792	4.344%, 02/15/18 (n)	31,495
67,515	4.488%, 02/15/28 (n)	50,806
75,636	4.540%, 05/15/30 (n)	52,828
6,700	4.557%, 02/15/26 (n)	5,353
24,999	4.612%, 05/15/26 (n)	19,811
45,886	4.684%, 08/15/27 (n)	35,048
24,963	4.866%, 08/15/33 (n)	15,599
82,771	5.078%, 11/15/17 (n)	82,267
1,525	5.296%, 08/15/35 (n)	890
111,213	5.339%, 02/15/30 (n)	78,366
6,601	5.535%, 02/15/25 (n)	5,457
7,309	6.327%, 05/15/27 (n)	5,625
1,054	6.426%, 05/15/36 (n)	599

	Total U.S. Treasury Obligations (Cost $6,370,609)	6,545,642

Loan Assignments — 0.1%
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
34,222	Lila Mexican Holdings LLC, Tranche B, VAR, 3.770%, 08/11/22 (Cost $33,249)	33,633

SHARES
Short-Term Investment — 1.9%
	Investment Company — 1.9%
529,582	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.850% (b) (l) (Cost $529,698)	529,794

	Total Investments — 99.9% (Cost $27,070,300)	27,515,761
	Other Assets in Excess of Liabilities — 0.1%	25,039

	NET ASSETS — 100.0%	$27,540,800

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	93

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — 14.6%
317	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.578%, 12/27/22 (e)	316
	Accredited Mortgage Loan Trust,
62	Series 2006-1, Class A3, VAR, 0.958%, 04/25/36	62
149	Series 2006-2, Class A3, VAR, 0.928%, 09/25/36	148
	Air Canada Pass-Through Trust, (Canada),
854	Series 2013-1, Class A, 4.125%, 05/15/25 (e)	880
1,114	Series 2015-1, Class A, 3.600%, 03/15/27 (e)	1,103
1,161	Ajax Mortgage Loan Trust, Series 2016-2, Class A, SUB, 4.125%, 10/25/56 (e)	1,157
	Ally Auto Receivables Trust,
6,000	Series 2015-2, Class D, 3.010%, 03/15/22 (e)	6,065
5,700	Series 2016-1, Class D, 2.840%, 09/15/22	5,766
	American Airlines Pass-Through Trust,
1,055	Series 2016-2, Class A, 3.650%, 06/15/28	1,050
807	Series 2017-1, Class AA, 3.650%, 02/15/29	817
	American Credit Acceptance Receivables Trust,
5,000	Series 2013-2, Class D, 5.920%, 08/17/20 (e)	5,077
10,000	Series 2016-2, Class C, 6.090%, 05/12/22 (e)	10,442
6,975	Series 2016-3, Class C, 4.260%, 08/12/22 (e)	7,111
6,956	Series 2016-4, Class C, 2.910%, 02/13/23 (e)	6,964
23,121	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.930%, 09/15/22	23,169
1,250	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	1,327
	American Homes 4 Rent Trust,
5,000	Series 2014-SFR3, Class D, 5.040%, 12/17/36 (e)	5,273
17,745	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	19,774
2,250	Series 2015-SFR2, Class D, 5.036%, 10/17/45 (e)	2,386
18,630	Series 2015-SFR2, Class E, 6.070%, 10/17/45 (e)	20,428
	AmeriCredit Automobile Receivables Trust,
1,692	Series 2015-1, Class A3, 1.260%, 11/08/19	1,692
3,802	Series 2015-2, Class A3, 1.270%, 01/08/20	3,800
5,317	Series 2016-3, Class B, 1.800%, 10/08/21	5,262

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
206	Series 2003-5, Class A6, SUB, 4.180%, 04/25/33	208
32	Series 2003-13, Class AF6, SUB, 4.957%, 01/25/34	33
	AMSR Trust,
3,007	Series 2016-SFR1, Class E, VAR, 3.922%, 11/17/33 (e)	3,033
3,007	Series 2016-SFR1, Class F, VAR, 4.672%, 11/17/33 (e)	3,039
	Anchor Assets IX LLC,
15,300	Series 2016-1, Class A, 5.125%, 02/15/20 (e)	15,300
10,250	Series 2016-1, Class B, 6.250%, 02/15/20 (e)	10,250
3,669	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	3,698
	B2R Mortgage Trust,
3,534	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	3,498
4,456	Series 2016-1, Class A, 2.567%, 06/15/49 (e)	4,378
2	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 07/25/28	2
4,444	BCC Funding XIII LLC, Series 2016-1, Class A2, 2.200%, 12/20/21 (e)	4,418
	Bear Stearns Asset-Backed Securities Trust,
308	Series 2003-SD2, Class 2A, VAR, 3.211%, 06/25/43	289
360	Series 2006-SD1, Class A, VAR, 1.148%, 04/25/36	351
	Blue Elephant Loan Trust,
195	Series 2015-1, Class A, 3.120%, 12/15/22 (e)	195
1,850	Series 2015-1, Class B, 5.560%, 12/15/22 (e)	1,846
154	Burlington Northern and Santa Fe Railway Co. Pass-Through Trust, Series 00-2, Class TR, 7.908%, 01/15/20	163
513	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	508
1,895	California Republic Auto Receivables Trust, Series 2016-2, Class A3, 1.560%, 07/15/20	1,890
8,269	CAM Mortgage LLC, Series 2015-1, Class M, VAR, 4.750%, 07/15/64 (e)	8,202
5,964	CAM Mortgage Trust, Series 2016-2, Class A1, SUB, 3.250%, 06/15/57 (e)	5,922
9,960	Camillo Issuer LLC, Series 2016-SFR, Class 1A1, 5.000%, 12/05/23	9,960

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — continued
1,576	Capital Auto Receivables Asset Trust, Series 2015-1, Class A2, 1.420%, 06/20/18	1,576
	CarFinance Capital Auto Trust,
151	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	151
2,500	Series 2014-1A, Class C, 3.450%, 04/15/20 (e)	2,540
3,193	Series 2014-2A, Class B, 2.640%, 11/16/20 (e)	3,203
2,750	Series 2014-2A, Class C, 3.240%, 11/16/20 (e)	2,757
4,000	Series 2014-2A, Class D, 4.280%, 11/16/20 (e)	4,020
3,900	Series 2015-1A, Class C, 3.580%, 06/15/21 (e)	3,914
5,400	Series 2015-1A, Class D, 4.660%, 06/15/21 (e)	5,434
1,070	Series 2015-1A, Class E, 5.490%, 01/18/22 (e)	1,087
1,833	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.923%, 10/15/21 (e)	880
	CarMax Auto Owner Trust,
3,011	Series 2017-1, Class C, 2.840%, 10/17/22	3,015
4,929	Series 2017-1, Class D, 3.430%, 07/17/23	4,934
7,240	Carnow Auto Receivables Trust, Series 2016-1A, Class C, 5.110%, 02/15/21 (e)	7,271
	Centex Home Equity Loan Trust,
106	Series 2001-B, Class A6, 6.360%, 07/25/32	108
177	Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	178
131	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	133
3,000	Citi Held For Asset Issuance, Series 2016-PM1, Class B, 7.670%, 04/15/25 (e)	3,167
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,806
165	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	163
	Colony American Finance Ltd., (Cayman Islands),
3,281	Series 2016-1, Class A, 2.544%, 06/15/48 (e)	3,221
10,012	Series 2016-2, Class A, 2.554%, 11/15/48 (e)	9,763
5,000	Conix Mortgage Asset Trust, Series 2013-1, Class M1, VAR, 5.069%, 12/25/47 (d) (e)	285
2,597	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	2,600

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Continental Airlines Pass-Through Trust,
322	Series 2003-ERJ1, 7.875%, 07/02/18	334
252	Series 2004-ERJ1, 9.558%, 09/01/19	270
465	Series 2006-ERJ1, 9.318%, 11/01/19 (e)	497
	CPS Auto Receivables Trust,
162	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	161
2,099	Series 2016-B, Class B, 3.180%, 09/15/20 (e)	2,121
12,600	Series 2016-C, Class C, 3.270%, 06/15/22 (e)	12,607
	CPS Auto Trust,
182	Series 2012-C, Class B, 2.280%, 12/16/19 (e)	183
114	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	114
4,391	Series 2017-A, Class A, 1.680%, 08/17/20 (e)	4,388
1,470	Series 2017-A, Class C, 3.310%, 12/15/22 (e)	1,482
840	Series 2017-A, Class D, 4.610%, 12/15/22 (e)	865
	Credit Acceptance Auto Loan Trust,
6,048	Series 2016-3A, Class C, 3.600%, 04/15/25 (e)	6,092
3,973	Series 2017-1A, Class A, 2.560%, 10/15/25 (e)	3,973
1,742	Series 2017-1A, Class B, 3.040%, 12/15/25 (e)	1,741
1,460	Series 2017-1A, Class C, 3.480%, 02/17/26 (e)	1,460
66	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	71
115	CWABS Asset-Backed Certificates Trust, Series 2004-13, Class MV8, VAR, 3.321%, 01/25/35	6
	CWABS, Inc. Asset-Backed Certificates,
297	Series 2004-1, Class 3A, VAR, 1.338%, 04/25/34	254
282	Series 2004-1, Class M1, VAR, 1.528%, 03/25/34	273
43	Series 2004-1, Class M2, VAR, 1.603%, 03/25/34	40
689	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.678%, 10/25/34	662
	Delta Air Lines Pass-Through Trust,
205	Series 2012-1, Class A, 4.750%, 05/07/20	215
237	Series 2012-1, Class B, 6.875%, 05/07/19 (e)	252

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	95

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — continued
	Drive Auto Receivables Trust,
2,943	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	2,995
5,900	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	6,054
5,829	Series 2016-CA, Class D, 4.180%, 03/15/24 (e)	5,935
1,428	Series 2017-AA, Class B, 2.510%, 01/15/21 (e)	1,430
2,471	Series 2017-AA, Class C, 2.980%, 01/18/22 (e)	2,489
3,217	Series 2017-AA, Class D, 4.160%, 05/15/24 (e)	3,281
	DT Auto Owner Trust,
5,727	Series 2015-1A, Class D, 4.260%, 02/15/22 (e)	5,795
5,000	Series 2016-1A, Class D, 4.660%, 12/15/22 (e)	5,162
974	Series 2016-2A, Class C, 3.670%, 01/18/22 (e)	988
10,965	Series 2016-3A, Class B, 2.650%, 07/15/20 (e)	11,004
6,000	Series 2016-3A, Class C, 3.150%, 03/15/22 (e)	6,048
1,713	Series 2016-4A, Class B, 2.020%, 08/17/20 (e)	1,708
2,962	Series 2016-4A, Class D, 3.770%, 10/17/22 (e)	2,970
3,551	Series 2017-1A, Class D, 3.550%, 11/15/22 (e)	3,550
8,500	Series 2017-1A, Class E, 5.790%, 02/15/24 (e)	8,498
315	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	317
	Exeter Automobile Receivables Trust,
1,125	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	1,134
4,941	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	4,957
2,150	Series 2015-2A, Class D, 5.790%, 05/16/22 (e)	2,158
6,884	Series 2015-3A, Class C, 4.830%, 08/16/21 (e)	7,115
445	Series 2016-1A, Class C, 5.520%, 10/15/21 (e)	464
4,013	Series 2016-3A, Class A, 1.840%, 11/16/20 (e)	4,008
3,480	Series 2016-3A, Class B, 2.840%, 08/16/21 (e)	3,478
4,565	Series 2017-1A, Class B, 3.000%, 12/15/21 (e)	4,588
1,885	Series 2017-1A, Class C, 3.950%, 12/15/22 (e)	1,895

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	First Investors Auto Owner Trust,
1,938	Series 2013-1A, Class C, 2.020%, 01/15/19 (e)	1,939
5,000	Series 2016-2A, Class B, 2.210%, 07/15/22 (e)	4,951
5,000	Series 2016-2A, Class C, 2.530%, 07/15/22 (e)	4,936
3,500	Series 2016-2A, Class D, 3.350%, 11/15/22 (e)	3,484
7,691	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	7,652
	Flagship Credit Auto Trust,
2,764	Series 2013-1, Class C, 3.590%, 03/15/19 (e)	2,776
4,000	Series 2014-1, Class C, 3.340%, 04/15/20 (e)	4,010
4,460	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	4,496
4,337	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	4,378
6,000	Series 2016-2, Class C, 6.220%, 09/15/22 (e)	6,447
4,183	Series 2017-1, Class B, 2.830%, 03/15/23 (e)	4,182
2,704	Series 2017-1, Class C, 3.220%, 05/15/23 (e)	2,704
1,313	Series 2017-1, Class D, 4.230%, 05/15/23 (e)	1,343
3,500	Series 2017-1, Class E, 6.460%, 12/15/23 (e)	3,560
1,929	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.280%, 09/15/19	1,928
8,155	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	8,165
570	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	611
2,634	GLC II Trust, Series 2014-A, Class B, 6.000%, 12/18/20 (e)	2,581
	GLC Trust,
867	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	856
434	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	425
6,000	GLS Auto Receivables Trust, Series 2016-1A, Class C, 6.900%, 10/15/21 (e)	6,212
	GMAT Trust,
385	Series 2013-1A, Class A, SUB, 6.967%, 11/25/43 (e)	386
5,000	Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	4,771

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — continued
	GO Financial Auto Securitization Trust,
9,400	Series 2015-1, Class C, 5.760%, 03/15/21 (e)	9,358
2,932	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	2,936
4,250	Golden Bear LLC, Series 2016-R, Class R, 5.650%, 09/20/47 (e)	4,247
1,974	Goodgreen Trust, Series 2016-1A, Class B, 5.240%, 10/15/52 (e)	1,965
	Green Tree Agency Advance Funding Trust I,
2,965	Series 2016-T1, Class BT1, 3.122%, 10/15/48 (e)	2,943
3,842	Series 2016-T1, Class DT1, 4.058%, 10/15/48 (e)	3,815
11,122	HERO Funding II, (Cayman Islands), Series 2016-4B, Class B, 4.990%, 09/20/47 (e)	11,205
3,526	HERO Funding Trust, Series 2016-3A, Class A1, 3.080%, 09/20/42 (e)	3,475
10,000	Hero Residual Funding, (Cayman Islands), Series 2016-1R, Class A1, 4.500%, 09/21/42 (e)	9,901
94	Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.260%, 07/25/28	94
3,398	Honda Auto Receivables Owner Trust, Series 2015-1, Class A3, 1.050%, 10/15/18	3,395
164	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.981%, 11/20/36	164
1,455	Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 04/15/19	1,453
5,000	Kabbage Funding Resecuritization Trust, Series 2014-1RT, Class A22, VAR, 3.525%, 03/08/18 (e)	5,000
	KGS-Alpha SBA COOF Trust,
18,091	Series 2012-2, Class A, IO, VAR, 0.829%, 08/25/38 (e)	375
19,694	Series 2012-4, Class A, IO, VAR, 1.061%, 09/25/37 (e)	603
14,345	Series 2013-2, Class A, IO, VAR, 1.630%, 03/25/39 (e)	592
	LendingClub Issuance Trust,
1,935	Series 2016-NP1, Class A, 3.750%, 06/15/22 (e)	1,943
4,251	Series 2016-NP2, Class A, 3.000%, 01/17/23 (e)	4,258
	Lendmark Funding Trust,
7,500	Series 2016-2A, Class A, 3.260%, 04/21/25 (e)	7,480
5,625	Series 2016-2A, Class B, 4.660%, 04/21/25 (e)	5,529

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Long Beach Mortgage Loan Trust,
78	Series 2004-1, Class M3, VAR, 1.828%, 02/25/34	75
2	Series 2004-5, Class M6, VAR, 3.278%, 09/25/34	1
	LV Tower 52 Issuer,
16,000	Series 2013-1, Class A, 5.750%, 02/15/23 (e)	15,766
18,380	Series 2013-1, Class M, 7.750%, 02/15/23 (e)	17,915
5,412	Mariner Finance Issuance Trust, Series 2017-AA, Class A, 3.620%, 02/20/29 (e)	5,429
	Marlette Funding Trust,
4,148	Series 2016-1A, Class A, 3.060%, 01/17/23 (e)	4,158
6,741	Series 2016-1A, Class B, 4.780%, 01/17/23 (e)	6,812
	Mid-State Capital Corp. Trust,
158	Series 2005-1, Class A, 5.745%, 01/15/40	169
3,743	Series 2005-1, Class M1, 6.106%, 01/15/40	4,025
1,783	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	1,900
2,163	Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,255
864	Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	914
379	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 3.028%, 03/25/33	358
23,510	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.190%, 11/25/22 (e)	23,706
	Nationstar HECM Loan Trust,
2,355	Series 2016-2A, Class A, 2.239%, 06/25/26 (e)	2,373
6,299	Series 2016-2A, Class M1, 3.598%, 06/25/26 (e)	6,409
9,502	Series 2016-3A, Class M1, 3.147%, 08/25/26 (e)	9,453
	New Century Home Equity Loan Trust,
663	Series 2003-5, Class AI6, SUB, 5.178%, 11/25/33	670
610	Series 2005-1, Class M1, VAR, 1.453%, 03/25/35	576
10,000	New Residential Advance Receivables Trust Advance, Series 2016-T2, Class AT2, 2.575%, 10/15/49 (e)	9,891
86	Northwest Airlines Pass-Through Trust, Series 2007-1, Class A, 7.027%, 11/01/19	96

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	97

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — continued
1,032	NRG REMA LLC, Series B, 9.237%, 07/02/17	867
	NRPL Trust,
9,126	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	9,130
3,278	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	3,197
2,635	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class CT1, 3.836%, 06/15/49 (e)	2,590
	Ocwen Master Advance Receivables Trust,
1,338	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	1,337
9,984	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	10,019
6,725	Series 2016-T2, Class DT2, 4.446%, 08/16/49 (e)	6,630
	OnDeck Asset Securitization Trust II LLC,
1,130	Series 2016-1A, Class A, 4.210%, 05/17/20 (e)	1,129
1,823	Series 2016-1A, Class B, 7.630%, 05/17/20 (e)	1,837
	OneMain Direct Auto Receivables Trust,
5,183	Series 2016-1A, Class A, 2.040%, 01/15/21 (e)	5,185
10,000	Series 2016-1A, Class C, 4.580%, 09/15/21 (e)	10,205
	OneMain Financial Issuance Trust,
2,644	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	2,645
4,502	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	4,514
219	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	219
3,944	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,956
5,267	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	5,317
7,020	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	7,082
7,435	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	7,474
6,120	Series 2015-2A, Class C, 4.320%, 07/18/25 (e)	6,101
4,970	Series 2016-1A, Class A, 3.660%, 02/20/29 (e)	5,048
4,000	Series 2016-1A, Class B, 4.570%, 02/20/29 (e)	4,037
7,400	Series 2016-1A, Class C, 6.000%, 02/20/29 (e)	7,574
6,535	Series 2016-2A, Class C, SUB, 5.670%, 03/20/28 (e)	6,584

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oportun Funding II LLC,
4,738	Series 2016-A, Class A, 4.700%, 03/08/21 (e)	4,823
1,622	Series 2016-A, Class B, 6.410%, 03/08/21 (e)	1,655
	Oportun Funding III LLC,
4,000	Series 2016-B, Class A, 3.690%, 07/08/21 (e)	4,014
2,394	Series 2016-B, Class B, 5.160%, 07/08/21 (e)	2,386
2,171	Oportun Funding IV LLC, Series 2016-C, Class B, 4.850%, 11/08/21 (e)	2,153
182	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	181
4,452	Prestige Auto Receivables Trust, Series 2016-2A, Class D, 3.910%, 11/15/22 (e)	4,436
	Progress Residential Trust,
10,751	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	10,709
5,000	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	4,981
3,602	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	3,594
3,154	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	3,241
5,580	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	5,826
2,012	Series 2016-SFR1, Class C, VAR, 3.272%, 09/17/33 (e)	2,038
6,147	Series 2016-SFR1, Class E, VAR, 4.622%, 09/17/33 (e)	6,261
	Purchasing Power Funding LLC,
9,400	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	9,494
1,046	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	1,056
10,250	Series 2016-A, VAR, 5.506%, 02/27/19	10,250
5,927	RCO Trust, Series 2016-SFR1, Class M1, VAR, 4.500%, 11/25/51 (e)	5,897
16,009	Rice Park Financing Trust, Series 2016-A, Class A, SUB, 4.625%, 10/31/41 (e)	15,969
	Santander Drive Auto Receivables Trust,
9,699	Series 2017-1, Class B, 2.100%, 06/15/21	9,698
7,916	Series 2017-1, Class C, 2.580%, 05/16/22	7,916
10,148	Series 2017-1, Class D, 3.170%, 04/17/23	10,146
233	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.451%, 01/25/36	178

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — continued
2,274	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.850%, 01/18/22 (e)	2,288
1,700	SNAAC Auto Receivables Trust, Series 2014-1A, Class E, 4.580%, 04/15/21 (e)	1,692
3,253	SoFi Consumer Loan Program LLC, Series 2016-2A, Class A, 3.090%, 10/27/25 (e)	3,250
1,344	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.858%, 06/25/37	893
	Springleaf Funding Trust,
5,808	Series 2015-AA, Class C, 5.040%, 11/15/24 (e)	5,849
5,800	Series 2015-AA, Class D, 6.310%, 11/15/24 (e)	5,853
14,000	Series 2016-AA, Class C, 4.720%, 11/15/29 (e)	13,905
888	Sprint Spectrum Co. LLC, 3.360%, 09/20/21 (e)	890
9,290	Spruce ABS Trust, Series 2016-E1, Class B, 6.900%, 06/15/28 (e)	9,265
6	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, VAR, 0.868%, 06/25/37	6
1,255	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	1,254
4,678	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	4,706
4,195	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class B, VAR, 3.020%, 10/15/21 (e)	4,194
	Tricolor Auto Securitization Trust,
8,855	Series 2017-1, Class A, 5.090%, 07/15/19 (e)	8,855
10,190	Series 2017-1, Class B, 9.600%, 09/15/19 (e)	10,190
3,083	Tricon American Homes Trust, Series 2016-SFR1, Class C, 3.487%, 11/17/33 (e)	3,020
	UAL Pass-Through Trust,
1,116	Series 2007-1A, 6.636%, 07/02/22	1,195
381	Series B, 7.336%, 07/02/19	401
3,220	Union Pacific Railroad Co. Pass-Through Trust, 2.695%, 05/12/27	3,084
337	Unipac IX LLC, 13.000%, 12/31/20	321
	United Airlines Pass-Through Trust,
175	Series 2013-1, Class A, 4.300%, 08/15/25	185
348	Series 2016-1, Class A, 3.450%, 07/07/28	343
336	Series 2016-1, Class AA, 3.100%, 07/07/28	331

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	United Auto Credit Securitization Trust,
6,000	Series 2016-1, Class D, 4.680%, 07/15/20 (e)	6,096
3,750	Series 2016-1, Class E, 7.100%, 05/16/22 (e)	3,835
3,000	Series 2016-2, Class E, 5.500%, 01/10/23 (e)	3,012
875	US Airways Pass-Through Trust, Series 2013-1, Class B, 5.375%, 11/15/21	903
	US Residential Opportunity Fund III Trust,
3,300	Series 2016-1III, Class A, SUB, 3.475%, 07/27/36 (e)	3,284
12,715	Series 2016-2III, Class A, SUB, 3.475%, 08/27/36 (e)	12,644
4,202	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	4,206
7,543	Verizon Owner Trust, Series 2016-2A, Class A, 1.680%, 05/20/21 (e)	7,502
28,709	VOLT L LLC, Series 2016-NP10, Class A1, SUB, 3.500%, 09/25/46 (e)	28,567
11,536	VOLT LI LLC, Series 2016-NP11, Class A1, SUB, 3.500%, 10/25/46 (e)	11,475
20,286	VOLT LII LLC, Series 2016-NP12, Class A1, SUB, 3.625%, 11/26/46 (e)	20,220
7,732	VOLT LIII LLC, Series 2016-NP13, Class A1, SUB, 3.875%, 12/26/46 (e)	7,756
	VOLT LIV LLC,
5,260	Series 2017-NPL1, Class A1, SUB, 3.500%, 02/25/47 (e)	5,260
6,000	Series 2017-NPL1, Class A2, SUB, 5.875%, 02/25/47 (e)	5,932
989	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	991
6,255	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	6,294
1,905	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	1,913
9,983	VOLT XLVI LLC, Series 2016-NPL6, Class A1, SUB, 3.844%, 06/25/46 (e)	10,010
5,397	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	5,395
4,508	VOLT XLVIII LLC, Series 2016-NPL8, Class A1, SUB, 3.500%, 07/25/46 (e)	4,494
17,745	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	17,355
3,286	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	3,292
4,941	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	4,941

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	99

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — continued
10,294	VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)	10,167
3,616	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	3,628
1,564	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	1,565
6,325	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	6,337
18,596	VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	18,516
	Westgate Resorts LLC,
1,209	Series 2014-1A, Class C, 5.500%, 12/20/26 (e)	1,208
3,367	Series 2015-1A, Class B, 3.500%, 05/20/27 (e)	3,342
	Westlake Automobile Receivables Trust,
2,321	Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,332
3,260	Series 2016-1A, Class E, 6.520%, 06/15/22 (e)	3,361
3,937	Series 2016-2A, Class C, 2.830%, 05/17/21 (e)	3,952

	Total Asset-Backed Securities (Cost $1,235,017)	1,233,349

Collateralized Mortgage Obligations — 8.0%
2,793	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	2,792
99	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 1.231%, 09/25/35	98
	Alternative Loan Trust,
77	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	79
877	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	903
432	Series 2005-23CB, Class A2, 5.500%, 07/25/35	405
2,179	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	2,015
747	Series 2005-86CB, Class A11, 5.500%, 02/25/36	645
46	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	45
211	Series 2006-26CB, Class A9, 6.500%, 09/25/36	176
104	American General Mortgage Loan Trust, Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	107

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Angel Oak Mortgage Trust LLC,
3,319		Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	3,334
800		Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	800
		Banc of America Alternative Loan Trust,
223		Series 2003-11, Class 2A1, 6.000%, 01/25/34	229
433		Series 2004-1, Class 1A1, 6.000%, 02/25/34	460
105		Series 2004-6, Class 4A1, 5.000%, 07/25/19	106
		Banc of America Funding Trust,
1,500		Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,415
97		Series 2005-7, Class 30PO, PO, 11/25/35	74
513		Series 2005-E, Class 4A1, VAR, 3.113%, 03/20/35	516
		Banc of America Mortgage Trust,
65		Series 2004-2, Class 2A4, 5.500%, 03/25/34	63
80		Series 2004-5, Class 3A3, 5.000%, 06/25/19	81
22		Series 2004-5, Class 4A1, 4.750%, 06/25/19	22
—	(h)	Series 2004-11, Class 15PO, PO, 01/25/20	—	(h)
238		Series 2004-F, Class 1A1, VAR, 3.172%, 07/25/34	242
241		Series 2005-1, Class 1A17, 5.500%, 02/25/35	223
107		Series 2005-1, Class 2A1, 5.000%, 02/25/20	108
18		Series 2005-1, Class 15PO, PO, 02/25/20	17
18		Series 2005-10, Class 15PO, PO, 11/25/20	17
18		Series 2005-11, Class 15PO, PO, 12/25/20	17
		BCAP LLC Trust,
58		Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	60
397		Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	398
139		Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.938%, 10/25/33	136
3		Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.285%, 03/25/31	3
1,808		Chase Mortgage Finance Trust, Series 2007-A2, Class 2A1, VAR, 3.193%, 07/25/37	1,805
		CHL Mortgage Pass-Through Trust,
240		Series 2004-3, Class A25, 5.750%, 04/25/34	233

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
333	Series 2004-5, Class 2A9, 5.250%, 05/25/34	334
130	Series 2004-8, Class 2A1, 4.500%, 06/25/19	132
84	Series 2004-J1, Class 2A1, 4.750%, 01/25/19	84
482	Series 2004-J7, Class 2A2, 4.500%, 08/25/19	486
552	Series 2005-22, Class 2A1, VAR, 3.167%, 11/25/35	469
44	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	45
1,280	Citigroup Mortgage Loan Trust, Series 2009-3, Class 5A2, 6.000%, 02/25/37 (e)	1,338
	Citigroup Mortgage Loan Trust, Inc.,
3	Series 2003-UST1, Class PO3, PO, 12/25/18	3
135	Series 2004-HYB4, Class AA, VAR, 1.108%, 12/25/34	119
215	Series 2004-UST1, Class A3, VAR, 2.927%, 08/25/34	216
	Credit Suisse First Boston Mortgage Securities Corp.,
58	Series 2003-29, Class 8A1, 6.000%, 11/25/18	59
561	Series 2004-4, Class 5A4, IF, IO, 6.772%, 08/25/34	28
286	Series 2005-1, Class 1A16, 5.500%, 02/25/35	289
42	Series 2005-7, Class 5A1, 4.750%, 08/25/20	42
473	Series 2005-10, Class 6A13, 5.500%, 11/25/35	388
274	Series 2005-10, Class 10A4, 6.000%, 11/25/35	150
46	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	46
1,300	CSMC, Series 2010-11R, Class A6, VAR, 1.781%, 06/28/47 (e)	1,292
	CVS Pass-Through Trust,
418	5.773%, 01/10/33 (e)	474
331	8.353%, 07/10/31 (e)	429
58	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	43
269	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	270
	FHLMC — GNMA,
64	Series 23, Class KZ, 6.500%, 11/25/23	70
432	Series 24, Class J, 6.250%, 11/25/23	470
73	Series 31, Class Z, 8.000%, 04/25/24	81

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		FHLMC REMIC,
3		Series 38, Class D, 9.500%, 05/15/20	3
1		Series 81, Class A, 8.125%, 11/15/20	1
3		Series 84, Class F, 9.200%, 10/15/20	3
2		Series 109, Class I, 9.100%, 01/15/21	2
—	(h)	Series 198, Class Z, 8.500%, 09/15/22	—	(h)
42		Series 1316, Class Z, 8.000%, 06/15/22	46
13		Series 1343, Class LB, 7.500%, 08/15/22	14
—	(h)	Series 1351, Class TF, HB, 1,010.000%, 08/15/22	5
27		Series 1456, Class Z, 7.500%, 01/15/23	30
187		Series 1543, Class VN, 7.000%, 07/15/23	206
174		Series 1577, Class PV, 6.500%, 09/15/23	190
319		Series 1608, Class L, 6.500%, 09/15/23	358
315		Series 1611, Class Z, 6.500%, 11/15/23	346
267		Series 1628, Class LZ, 6.500%, 12/15/23	290
123		Series 1630, Class PK, 6.000%, 11/15/23	134
356		Series 1671, Class I, 7.000%, 02/15/24	382
16		Series 1671, Class QC, IF, 10.000%, 02/15/24	22
26		Series 1695, Class G, HB, IF, 28.740%, 03/15/24	41
17		Series 1710, Class GB, HB, IF, 43.301%, 04/15/24	30
67		Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	15
36		Series 2022, Class PE, 6.500%, 01/15/28	40
256		Series 2033, Class K, 6.050%, 08/15/23	278
199		Series 2036, Class PG, 6.500%, 01/15/28	221
36		Series 2089, Class PJ, IO, 7.000%, 10/15/28	4
614		Series 2091, Class PG, 6.000%, 11/15/28	664
138		Series 2116, Class ZA, 6.000%, 01/15/29	153
38		Series 2148, Class ZA, 6.000%, 04/15/29	42
119		Series 2201, Class C, 8.000%, 11/15/29	137
26		Series 2261, Class ZY, 7.500%, 10/15/30	30
234		Series 2293, Class ZA, 6.000%, 03/15/31	268
33		Series 2310, Class Z, 6.000%, 04/15/31	38
16		Series 2313, Class LA, 6.500%, 05/15/31	18
116		Series 2325, Class JO, PO, 06/15/31	106
347		Series 2330, Class PE, 6.500%, 06/15/31	379
300		Series 2410, Class QB, 6.250%, 02/15/32	352
1,063		Series 2427, Class GE, 6.000%, 03/15/32	1,213
877		Series 2430, Class WF, 6.500%, 03/15/32	999
177		Series 2466, Class DH, 6.500%, 06/15/32	200
590		Series 2530, Class SK, IF, IO, 7.330%, 06/15/29	122

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
60	Series 2534, Class SI, IF, 19.058%, 02/15/32	92
459	Series 2543, Class YX, 6.000%, 12/15/32	510
307	Series 2557, Class HL, 5.300%, 01/15/33	336
546	Series 2586, Class IO, IO, 6.500%, 03/15/33	61
143	Series 2594, Class IV, IO, 7.000%, 03/15/32	18
341	Series 2610, Class UI, IO, 6.500%, 05/15/33	60
172	Series 2636, Class Z, 4.500%, 06/15/18	174
34	Series 2643, Class SA, HB, IF, 40.495%, 03/15/32	67
7	Series 2650, Class PO, PO, 12/15/32	7
16	Series 2650, Class SO, PO, 12/15/32	16
190	Series 2656, Class AC, 6.000%, 08/15/33	212
146	Series 2656, Class PE, 4.500%, 07/15/18	148
523	Series 2699, Class W, 5.500%, 11/15/33	562
664	Series 2733, Class SB, IF, 7.317%, 10/15/33	731
226	Series 2756, Class NA, 5.000%, 02/15/24	242
64	Series 2764, Class S, IF, 11.825%, 07/15/33	77
456	Series 2845, Class QH, 5.000%, 08/15/34	498
360	Series 2864, Class NS, IF, IO, 6.330%, 09/15/34	25
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,657
44	Series 2980, Class QB, 6.500%, 05/15/35	51
400	Series 2989, Class TG, 5.000%, 06/15/25	429
74	Series 2990, Class SL, HB, IF, 21.670%, 06/15/34	97
614	Series 2994, Class SC, IF, IO, 4.830%, 02/15/33	14
194	Series 2995, Class FT, VAR, 1.020%, 05/15/29	193
711	Series 3005, Class ED, 5.000%, 07/15/25	764
26	Series 3005, Class PV, IF, 11.519%, 10/15/33	31
403	Series 3031, Class BN, IF, 18.826%, 08/15/35	676
50	Series 3059, Class B, 5.000%, 02/15/35	51
50	Series 3064, Class OG, 5.500%, 06/15/34	51
2	Series 3068, Class AO, PO, 01/15/35	2
217	Series 3117, Class EO, PO, 02/15/36	190
74	Series 3134, Class PO, PO, 03/15/36	66
83	Series 3138, Class PO, PO, 04/15/36	72
408	Series 3152, Class MO, PO, 03/15/36	358
486	Series 3184, Class YO, PO, 03/15/36	441

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

1,996	Series 3187, Class Z, 5.000%, 07/15/36	2,192
502	Series 3201, Class IN, IF, IO, 5.480%, 08/15/36	64
1,593	Series 3202, Class HI, IF, IO, 5.880%, 08/15/36	275
304	Series 3274, Class B, 6.000%, 02/15/37	329
140	Series 3292, Class DO, PO, 03/15/37	130
575	Series 3305, Class IW, IF, IO, 5.680%, 04/15/37	84
41	Series 3306, Class TB, IF, 3.520%, 04/15/37	43
36	Series 3306, Class TC, IF, 2.980%, 04/15/37	37
89	Series 3331, Class PO, PO, 06/15/37	81
163	Series 3383, Class OP, PO, 11/15/37	151
2,886	Series 3409, Class DB, 6.000%, 01/15/38	3,168
207	Series 3531, Class SM, IF, IO, 5.330%, 05/15/39	18
47	Series 3542, Class TN, IF, 6.000%, 07/15/36	54
209	Series 3546, Class A, VAR, 2.608%, 02/15/39	215
322	Series 3572, Class JS, IF, IO, 6.030%, 09/15/39	47
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,219
1,083	Series 3609, Class SA, IF, IO, 5.570%, 12/15/39	183
478	Series 3610, Class CA, 4.500%, 12/15/39	517
123	Series 3611, Class PO, PO, 07/15/34	112
1,202	Series 3648, Class CY, 4.500%, 03/15/30	1,293
273	Series 3653, Class HJ, 5.000%, 04/15/40	298
4,547	Series 3677, Class PB, 4.500%, 05/15/40	4,862
499	Series 3737, Class DG, 5.000%, 10/15/30	542
363	Series 3747, Class HI, IO, 4.500%, 07/15/37	18
490	Series 3827, Class BD, 4.000%, 08/15/39	507
592	Series 3852, Class TP, IF, 5.500%, 05/15/41	641
404	Series 3855, Class AM, 6.500%, 11/15/36	454
312	Series 3890, Class ET, 5.500%, 11/15/23	335
3,092	Series 4030, Class IL, IO, 3.500%, 04/15/27	348
4,000	Series 4060, Class TB, 2.500%, 06/15/27	3,835
7,595	Series 4146, Class KI, IO, 3.000%, 12/15/32	998
7,307	Series 4374, Class NC, SUB, 2.750%, 02/15/46	7,569
	FHLMC STRIPS,
233	Series 186, Class PO, PO, 08/01/27	215
6,864	Series 262, Class 35, 3.500%, 07/15/42	6,985

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
2,607	Series 279, Class 35, 3.500%, 09/15/42	2,671
8,120	Series 323, Class 300, 3.000%, 01/15/44	8,146
6,636	Series 334, Class 300, 3.000%, 08/15/44	6,663
589	FHLMC Structured Pass-Through Securities Certificates, Series T-76, Class 2A, VAR, 1.706%, 10/25/37	599
	FHLMC, Multifamily Structured Pass-Through Certificates,
15,000	Series K037, Class A2, 3.490%, 01/25/24	15,818
3,429	Series K038, Class A2, 3.389%, 03/25/24	3,596
13,500	Series K048, Class A2, VAR, 3.284%, 06/25/25	13,989
3,791	Series K052, Class A2, 3.151%, 11/25/25	3,882
10,012	Series K061, Class AM, 3.439%, 11/25/26	10,347
8,843	Series K152, Class A2, 3.080%, 01/25/31	8,713
25,000	Series KJ06, Class A, 2.272%, 01/25/23	24,412
20,000	Series KJ07, Class A2, 2.312%, 12/25/22	19,635
5,555	Series KJ08, Class A2, 2.356%, 08/25/22	5,543
5,121	Series KJ09, Class A2, 2.838%, 09/25/22	5,213
10,080	Series KS06, Class A2, 2.720%, 07/25/26	9,879
21,600	Series KS07, Class A2, 2.735%, 09/25/25	21,246
509	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, VAR, 2.988%, 09/25/34	496
	First Horizon Mortgage Pass-Through Trust,
386	Series 2004-AR6, Class 2A1, VAR, 3.020%, 12/25/34	386
154	Series 2004-AR7, Class 2A2, VAR, 2.944%, 02/25/35	154
	FNMA Grantor Trust,
24,139	Series 2001-T12, Class IO, IO, VAR, 0.517%, 08/25/41	496
539	Series 2002-T4, Class A2, 7.000%, 12/25/41	623
963	Series 2002-T4, Class A4, 9.500%, 12/25/41	1,137
48,263	Series 2002-T4, Class IO, IO, VAR, 0.404%, 12/25/41	373
794	Series 2002-T16, Class A2, 7.000%, 07/25/42	958
653	Series 2002-T19, Class A1, 6.500%, 07/25/42	750
454	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	515
321	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	376
378	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	445
6,519	Series 2004-T3, Class 1IO4, IO, VAR, 0.574%, 02/25/44	69

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		FNMA REMIC,
—	(h)	Series 1988-13, Class C, 9.300%, 05/25/18	1
11		Series 1989-72, Class E, 9.350%, 10/25/19	12
1		Series 1989-98, Class H, 11.500%, 12/25/19	1
2		Series 1990-1, Class D, 8.800%, 01/25/20	2
1		Series 1990-110, Class H, 8.750%, 09/25/20	1
1		Series 1990-117, Class E, 8.950%, 10/25/20	1
21		Series 1991-141, Class PZ, 8.000%, 10/25/21	23
9		Series 1992-31, Class M, 7.750%, 03/25/22	10
10		Series 1992-79, Class Z, 9.000%, 06/25/22	11
9		Series 1992-101, Class J, 7.500%, 06/25/22	10
117		Series 1992-200, Class SK, HB, IF, 24.303%, 11/25/22	165
9		Series 1993-23, Class PZ, 7.500%, 03/25/23	10
67		Series 1993-56, Class PZ, 7.000%, 05/25/23	74
37		Series 1993-60, Class Z, 7.000%, 05/25/23	41
71		Series 1993-79, Class PL, 7.000%, 06/25/23	77
127		Series 1993-141, Class Z, 7.000%, 08/25/23	140
59		Series 1993-149, Class M, 7.000%, 08/25/23	66
141		Series 1993-160, Class ZA, 6.500%, 09/25/23	151
23		Series 1993-165, Class SA, IF, 17.866%, 09/25/23	30
2		Series 1993-205, Class H, PO, 09/25/23	2
20		Series 1993-247, Class SM, HB, IF, 28.181%, 12/25/23	27
24		Series 1993-255, Class E, 7.100%, 12/25/23	26
210		Series 1994-29, Class Z, 6.500%, 02/25/24	232
33		Series 1994-65, Class PK, PO, 04/25/24	31
137		Series 1995-4, Class Z, 7.500%, 10/25/22	150
444		Series 1995-19, Class Z, 6.500%, 11/25/23	499
39		Series 1997-11, Class E, 7.000%, 03/18/27	44
169		Series 1997-20, Class D, 7.000%, 03/17/27	189
18		Series 1997-27, Class J, 7.500%, 04/18/27	20
367		Series 1997-37, Class SM, IF, IO, 7.222%, 12/25/22	35

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
260		Series 1997-42, Class EG, 8.000%, 07/18/27	302
198		Series 1997-63, Class ZA, 6.500%, 09/18/27	222
199		Series 1998-66, Class FB, VAR, 1.128%, 12/25/28	200
404		Series 1999-47, Class JZ, 8.000%, 09/18/29	474
171		Series 2000-8, Class Z, 7.500%, 02/20/30	203
118		Series 2001-4, Class PC, 7.000%, 03/25/21	125
187		Series 2001-14, Class Z, 6.000%, 05/25/31	204
246		Series 2001-16, Class Z, 6.000%, 05/25/31	281
205		Series 2001-36, Class ST, IF, IO, 7.722%, 11/25/30	46
548		Series 2001-72, Class SB, IF, IO, 6.722%, 12/25/31	110
1,057		Series 2001-81, Class HE, 6.500%, 01/25/32	1,212
86		Series 2002-19, Class SC, IF, 12.824%, 03/17/32	112
—	(h)	Series 2002-55, Class QE, 5.500%, 09/25/17	—	(h)
1,191		Series 2002-56, Class PE, 6.000%, 09/25/32	1,361
12		Series 2002-63, Class KC, 5.000%, 10/25/17	12
5		Series 2002-73, Class AN, 5.000%, 11/25/17	5
795		Series 2002-86, Class PG, 6.000%, 12/25/32	907
52		Series 2003-14, Class EH, IF, IO, 6.822%, 03/25/18	2
459		Series 2003-17, Class EQ, 5.500%, 03/25/23	497
48		Series 2003-18, Class GT, 5.000%, 03/25/18	49
566		Series 2003-22, Class Z, 6.000%, 04/25/33	621
2,619		Series 2003-25, Class KP, 5.000%, 04/25/33	2,877
676		Series 2003-47, Class PE, 5.750%, 06/25/33	762
59		Series 2003-64, Class KS, IF, 8.640%, 07/25/18	60
47		Series 2003-64, Class SX, IF, 11.800%, 07/25/33	57
13		Series 2003-91, Class SD, IF, 11.203%, 09/25/33	15
223		Series 2004-72, Class F, VAR, 1.278%, 09/25/34	223

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

3,000	Series 2005-19, Class PB, 5.500%, 03/25/35	3,489
26	Series 2005-42, Class PS, IF, 15.054%, 05/25/35	31
24	Series 2005-51, Class MO, PO, 06/25/35	23
1,329	Series 2005-53, Class CS, IF, IO, 5.922%, 06/25/35	151
150	Series 2005-65, Class KO, PO, 08/25/35	129
717	Series 2005-72, Class WS, IF, IO, 5.972%, 08/25/35	99
292	Series 2005-84, Class XM, 5.750%, 10/25/35	324
120	Series 2005-90, Class ES, IF, 14.929%, 10/25/35	151
494	Series 2005-97, Class B, 5.500%, 11/25/35	506
120	Series 2005-106, Class US, HB, IF, 21.713%, 11/25/35	180
500	Series 2006-9, Class KZ, 6.000%, 03/25/36	565
482	Series 2006-20, Class IB, IF, IO, 5.812%, 04/25/36	74
263	Series 2006-22, Class AO, PO, 04/25/36	233
1,490	Series 2006-27, Class OB, PO, 04/25/36	1,262
146	Series 2006-27, Class OH, PO, 04/25/36	135
57	Series 2006-59, Class QO, PO, 01/25/33	56
43	Series 2006-61, Class AP, 6.000%, 08/25/35	43
613	Series 2006-77, Class PC, 6.500%, 08/25/36	694
258	Series 2006-110, Class PO, PO, 11/25/36	235
216	Series 2006-128, Class PO, PO, 01/25/37	192
189	Series 2007-10, Class Z, 6.000%, 02/25/37	208
215	Series 2007-22, Class SC, IF, IO, 5.302%, 03/25/37	28
7,755	Series 2007-54, Class IB, IF, IO, 5.632%, 06/25/37	1,426
87	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	13
254	Series 2007-71, Class GZ, 6.000%, 07/25/47	279
3,825	Series 2007-109, Class YI, IF, IO, 5.672%, 12/25/37	499
1,500	Series 2008-62, Class SM, IF, IO, 5.422%, 07/25/38	194
1,630	Series 2008-91, Class SI, IF, IO, 5.222%, 03/25/38	188
226	Series 2008-93, Class AM, 5.500%, 06/25/37	239
30	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	–	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
114	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	5
305	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	13
693	Series 2009-29, Class LA, VAR, 1.409%, 05/25/39	640
561	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	97
1,641	Series 2009-89, Class A1, 5.410%, 05/25/35	1,695
948	Series 2009-112, Class ST, IF, IO, 5.472%, 01/25/40	152
623	Series 2009-112, Class SW, IF, IO, 5.472%, 01/25/40	97
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,545
1,256	Series 2010-35, Class SB, IF, IO, 5.642%, 04/25/40	156
148	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	5
454	Series 2010-49, Class SC, IF, 11.103%, 03/25/40	538
1,516	Series 2010-70, Class SA, IF, IO, 6.000%, 04/25/38	266
129	Series 2010-111, Class AE, 5.500%, 04/25/38	131
3,121	Series 2010-129, Class PZ, 4.500%, 11/25/40	3,145
486	Series 2011-19, Class ZY, 6.500%, 07/25/36	560
614	Series 2011-22, Class MA, 6.500%, 04/25/38	662
11,439	Series 2011-126, Class KB, 4.000%, 12/25/41	12,175
4,314	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	511
8,816	Series 2012-148, Class IE, IO, 3.000%, 01/25/33	1,286
13,823	Series 2013-13, Class IK, IO, 2.500%, 03/25/28	1,145
25,257	Series 2016-33, Class JA, 3.000%, 07/25/45	25,854
18,816	Series 2016-38, Class NA, 3.000%, 01/25/46	19,227
9	Series G-29, Class O, 8.500%, 09/25/21	10
3	Series G92-30, Class Z, 7.000%, 06/25/22	3
12	Series G92-62, Class B, PO, 10/25/22	11
	FNMA REMIC Trust,
364	Series 2001-W3, Class A, VAR, 6.460%, 09/25/41	399

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

9,700	Series 2002-W7, Class IO1, IO, VAR, 0.925%, 06/25/29	283
4,980	Series 2002-W10, Class IO, IO, VAR, 0.930%, 08/25/42	149
151	Series 2003-W4, Class 2A, VAR, 6.191%, 10/25/42	179
211	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	215
20,144	Series 2004-W11, Class 1IO1, IO, VAR, 0.362%, 05/25/44	269
	FNMA STRIPS,
1,058	Series 203, Class 2, IO, 8.000%, 02/25/23	215
176	Series 266, Class 2, IO, 7.500%, 08/25/24	29
1,188	Series 313, Class 1, PO, 06/25/31	987
104	Series 348, Class 30, IO, 5.500%, 12/25/18	3
95	Series 348, Class 31, IO, VAR, 5.500%, 12/25/18	3
130	Series 356, Class 42, IO, 5.500%, 12/25/19	6
305	Series 380, Class S36, IF, IO, 7.122%, 07/25/37	62
183	Series 383, Class 68, IO, 6.500%, 09/25/37	38
268	Series 383, Class 69, IO, VAR, 6.500%, 10/25/37	56
99	Series 383, Class 86, IO, VAR, 7.000%, 09/25/37	24
	FNMA Trust,
19	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	20
245	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	270
355	Series 2004-W2, Class 1A, 6.000%, 02/25/44	402
106	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	124
262	Series 2004-W8, Class 3A, 7.500%, 06/25/44	308
586	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	677
418	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	474
	FREMF Mortgage Trust,
4,156	Series 2013-K25, Class C, VAR, 3.619%, 11/25/45 (e)	4,070
4,750	Series 2014-K38, Class C, VAR, 4.635%, 06/25/47 (e)	4,686
7,000	Series 2014-K39, Class C, VAR, 4.156%, 08/25/47 (e)	6,626
11,160	Series 2014-K40, Class C, VAR, 4.072%, 11/25/47 (e)	10,384

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	105

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
8,920	Series 2015-K45, Class B, VAR, 3.591%, 04/25/48 (e)	8,695
3,545	Series 2015-K46, Class C, VAR, 3.695%, 04/25/48 (e)	3,015
16,085	Series 2015-K48, Class B, VAR, 3.636%, 08/25/48 (e)	15,711
2,750	Series 2015-K51, Class B, VAR, 3.953%, 10/25/48 (e)	2,733
4,000	Series 2015-K718, Class C, VAR, 3.547%, 02/25/22 (e)	3,708
11,227	Series 2015-K720, Class B, VAR, 3.389%, 07/25/22 (e)	11,166
11,500	Series 2015-K720, Class C, VAR, 3.389%, 07/25/22 (e)	10,389
2,585	Series 2015-K721, Class B, VAR, 3.565%, 11/25/47 (e)	2,591
10,000	Series 2016-K55, Class B, VAR, 4.160%, 04/25/49 (e)	10,014
2,049	Series 2016-K56, Class B, VAR, 3.936%, 06/25/49 (e)	1,957
4,714	Series 2016-K59, Class B, VAR, 3.575%, 11/25/49 (e)	4,374
8,010	Series 2016-K722, Class B, VAR, 3.835%, 07/25/49 (e)	8,115
	GMACM Mortgage Loan Trust,
126	Series 2003-J10, Class A1, 4.750%, 01/25/19	126
134	Series 2004-J5, Class A7, 6.500%, 01/25/35	138
256	Series 2005-AR3, Class 3A4, VAR, 3.404%, 06/19/35	252
	GNMA,
69	Series 1997-7, Class ZA, 9.000%, 05/16/27	81
137	Series 2000-9, Class Z, 8.000%, 06/20/30	161
1,169	Series 2002-4, Class TD, 7.000%, 01/20/32	1,343
683	Series 2002-13, Class QA, IF, IO, 7.280%, 02/16/32	136
20	Series 2002-47, Class HM, 6.000%, 07/16/32	22
1,932	Series 2002-68, Class SC, IF, IO, 4.930%, 10/16/32	274
982	Series 2002-84, Class PH, 6.000%, 11/16/32	1,105
1,006	Series 2003-18, Class PG, 5.500%, 03/20/33	1,122
110	Series 2003-52, Class SB, IF, 10.202%, 06/16/33	132
1,778	Series 2003-101, Class SK, IF, IO, 5.790%, 10/17/33	313

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

239	Series 2004-2, Class SA, IF, 17.673%, 01/16/34	382
3,765	Series 2004-19, Class KE, 5.000%, 03/16/34	4,141
19	Series 2004-73, Class AE, IF, 13.267%, 08/17/34	22
947	Series 2004-86, Class SP, IF, IO, 5.319%, 09/20/34	121
708	Series 2004-90, Class SI, IF, IO, 5.319%, 10/20/34	97
1,533	Series 2004-105, Class SN, IF, IO, 5.319%, 12/20/34	190
116	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	25
1,025	Series 2006-23, Class S, IF, IO, 5.719%, 01/20/36	57
1,208	Series 2006-26, Class S, IF, IO, 5.719%, 06/20/36	244
345	Series 2006-33, Class PK, 6.000%, 07/20/36	395
1,763	Series 2007-7, Class EI, IF, IO, 5.419%, 02/20/37	306
904	Series 2007-9, Class CI, IF, IO, 5.419%, 03/20/37	145
1,309	Series 2007-16, Class KU, IF, IO, 5.869%, 04/20/37	208
121	Series 2007-17, Class JO, PO, 04/16/37	103
1,071	Series 2007-22, Class PK, 5.500%, 04/20/37	1,213
1,728	Series 2007-24, Class SA, IF, IO, 5.729%, 05/20/37	315
405	Series 2007-26, Class SC, IF, IO, 5.419%, 05/20/37	75
350	Series 2007-67, Class SI, IF, IO, 5.729%, 11/20/37	54
73	Series 2008-29, Class PO, PO, 02/17/33	69
226	Series 2008-34, Class OC, PO, 06/20/37	181
631	Series 2008-40, Class PS, IF, IO, 5.730%, 05/16/38	90
1,277	Series 2008-40, Class SA, IF, IO, 5.630%, 05/16/38	217
24	Series 2008-43, Class NA, 5.500%, 11/20/37	25
1,657	Series 2008-49, Class PH, 5.250%, 06/20/38	1,825
2,573	Series 2008-50, Class SA, IF, IO, 5.449%, 06/20/38	364
1,772	Series 2008-55, Class PL, 5.500%, 06/20/38	1,954

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
796	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	166
1,647	Series 2009-16, Class SJ, IF, IO, 6.019%, 05/20/37	267
717	Series 2009-72, Class SM, IF, IO, 5.480%, 08/16/39	116
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	71
875	Series 2009-77, Class CS, IF, IO, 6.230%, 06/16/38	77
297	Series 2009-79, Class OK, PO, 11/16/37	271
242	Series 2009-81, Class A, 5.750%, 09/20/36	270
733	Series 2009-106, Class XL, IF, IO, 5.969%, 06/20/37	82
707	Series 2010-4, Class SB, IF, IO, 5.730%, 08/16/39	49
64	Series 2010-14, Class QP, 6.000%, 12/20/39	66
456	Series 2010-31, Class SK, IF, IO, 5.319%, 11/20/34	61
166	Series 2010-61, Class PC, 4.500%, 02/20/37	166
704	Series 2010-157, Class OP, PO, 12/20/40	579
9,232	Series 2012-H11, Class FA, VAR, 1.472%, 02/20/62	9,260
2,341	Series 2012-H18, Class FA, VAR, 1.322%, 08/20/62	2,337
4,527	Series 2013-H04, Class BA, 1.650%, 02/20/63	4,481
7,520	Series 2013-H20, Class FB, VAR, 1.772%, 08/20/63	7,619
9,317	Series 2013-H23, Class FA, VAR, 2.072%, 09/20/63	9,537
3,526	Series 2014-60, Class W, VAR, 4.321%, 02/20/29	3,691
1,983	Series 2015-157, Class GA, 3.000%, 01/20/45	2,021
8,621	Series 2015-H02, Class HA, 2.500%, 01/20/65	8,471
10,927	Series 2015-H04, Class FL, VAR, 1.242%, 02/20/65	10,864
8,920	Series 2015-H23, Class FB, VAR, 1.292%, 09/20/65	8,870
7,641	Series 2015-H32, Class FH, VAR, 1.432%, 12/20/65	7,664
12,920	Series 2016-H16, Class FD, VAR, 1.615%, 06/20/66	12,946
7,933	Series 2016-H17, Class FC, VAR, 1.602%, 08/20/66	7,936

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

19,989	Series 2016-H23, Class F, VAR, 1.522%, 10/20/66	19,907
19,837	Series 2016-H26, Class FC, VAR, 1.772%, 12/20/66	20,043
	GSR Mortgage Loan Trust,
173	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	176
239	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	246
215	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	229
143	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	146
44	Series 2005-5F, Class 8A1, VAR, 1.278%, 06/25/35	41
25	Series 2005-5F, Class 8A3, VAR, 1.278%, 06/25/35	24
216	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	207
1,626	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	1,614
	Impac CMB Trust,
735	Series 2004-10, Class 3A1, VAR, 1.478%, 03/25/35	665
455	Series 2004-10, Class 3A2, VAR, 1.578%, 03/25/35	396
11	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	12
	JP Morgan Mortgage Trust,
469	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	469
680	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	682
279	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	277
452	Series 2006-A2, Class 4A1, VAR, 3.180%, 08/25/34	454
335	Series 2006-A2, Class 5A3, VAR, 3.118%, 11/25/33	340
132	Series 2007-A1, Class 5A2, VAR, 3.421%, 07/25/35	134
13,674	Laramar CF, 03/25/27 (w)	13,712
106	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 3.073%, 04/21/34	109
	MASTR Alternative Loan Trust,
59	Series 2003-7, Class 4A3, 8.000%, 11/25/18	60

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
89	Series 2003-8, Class 3A1, 5.500%, 12/25/33	92
71	Series 2003-9, Class 5A1, 4.500%, 12/25/18	72
637	Series 2004-6, Class 6A1, 6.500%, 07/25/34	636
503	Series 2004-6, Class 7A1, 6.000%, 07/25/34	488
46	Series 2004-7, Class 3A1, 6.500%, 08/25/34	48
67	Series 2004-7, Class 30PO, PO, 08/25/34	53
108	Series 2004-8, Class 6A1, 5.500%, 09/25/19	110
148	Series 2004-10, Class 1A1, 4.500%, 09/25/19	149
55	Series 2004-11, Class 8A3, 5.500%, 10/25/19	55
11	Series 2005-1, Class 5A1, 5.500%, 01/25/20	11
	MASTR Asset Securitization Trust,
22	Series 2003-6, Class 8A1, 5.500%, 07/25/33	22
83	Series 2003-10, Class 3A1, 5.500%, 11/25/33	85
21	Series 2003-11, Class 3A1, 4.500%, 12/25/18	21
9	Series 2003-11, Class 10A1, 5.000%, 12/25/18	9
54	Series 2004-6, Class 3A1, 5.250%, 07/25/19	54
29	Series 2004-6, Class 4A1, 5.000%, 07/25/19	29
7	Series 2004-6, Class 15PO, PO, 07/25/19	7
11	Series 2004-8, Class PO, PO, 08/25/19	11
18	Series 2004-10, Class 1A1, 4.500%, 10/25/19	18
293	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	302
61	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	46
	Merrill Lynch Mortgage Investors Trust,
311	Series 2004-C, Class A2, VAR, 1.916%, 07/25/29	298
224	Series 2004-D, Class A3, VAR, 2.946%, 09/25/29	223
	Morgan Stanley Mortgage Loan Trust,
481	Series 2004-3, Class 4A, VAR, 5.668%, 04/25/34	503
220	Series 2004-7AR, Class 2A6, VAR, 3.207%, 09/25/34	224

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	MortgageIT Trust,
2,740	Series 2004-2, Class A1, VAR, 1.518%, 12/25/34	2,683
186	Series 2005-1, Class 1A1, VAR, 1.418%, 02/25/35	180
183	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	180
118	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	117
2,422	Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-2, Class AI3, VAR, 1.411%, 04/25/35	2,402
315	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	318
227	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	237
	RALI Trust,
75	Series 2003-QS14, Class A1, 5.000%, 07/25/18	75
174	Series 2004-QS3, Class CB, 5.000%, 03/25/19	174
2,711	Series 2005-QS5, Class A4, 5.750%, 04/25/35	2,539
	Residential Asset Securitization Trust,
115	Series 2003-A8, Class A1, 3.750%, 10/25/18	116
158	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	132
	RFMSI Trust,
188	Series 2005-SA4, Class 1A1, VAR, 3.165%, 09/25/35	156
1,500	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	1,398
43	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	43
805	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 2.104%, 09/20/34	776
	Springleaf Mortgage Loan Trust,
2,084	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	2,089
5,050	Series 2013-2A, Class M2, VAR, 4.480%, 12/25/65 (e)	5,060
376	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A, VAR, 3.061%, 10/25/34	379
	Structured Asset Securities Corp.,
1,475	Series 2003-37A, Class 1A, VAR, 3.345%, 12/25/33	1,465
193	Series 2003-37A, Class 2A, VAR, 2.916%, 12/25/33	192

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
2,245	Series 2003-26A, Class 3A5, VAR, 3.139%, 09/25/33	2,202
250	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	255
118	Series 2004-7, Class 2A1, VAR, 5.500%, 05/25/24	120
	Vendee Mortgage Trust,
515	Series 1996-2, Class 1Z, 6.750%, 06/15/26	578
1,325	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,545
190	Series 1999-1, Class 2Z, 6.500%, 01/15/29	212
1	WaMu Mortgage Pass-Through Certificates, Series 2003-S4, Class 3A, 5.500%, 06/25/33	1
	WaMu Mortgage Pass-Through Certificates Trust,
14	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	14
323	Series 2003-AR8, Class A, VAR, 2.684%, 08/25/33	327
211	Series 2003-AR9, Class 1A6, VAR, 2.782%, 09/25/33	213
724	Series 2004-AR11, Class A, VAR, 2.839%, 10/25/34	727
91	Series 2004-AR3, Class A1, VAR, 2.821%, 06/25/34	92
840	Series 2004-AR3, Class A2, VAR, 2.821%, 06/25/34	849
90	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	91
96	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	99
771	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	798
95	Series 2005-AR2, Class 2A21, VAR, 1.101%, 01/25/45	91
872	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	803
475	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	517
	Wells Fargo Mortgage-Backed Securities Trust,
347	Series 2003-D, Class A1, VAR, 3.016%, 02/25/33	343
157	Series 2003-M, Class A1, VAR, 3.000%, 12/25/33	158
113	Series 2004-B, Class A1, VAR, 3.024%, 02/25/34	113

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

109	Series 2004-DD, Class 2A8, VAR, 3.104%, 01/25/35	104
126	Series 2004-EE, Class 3A1, VAR, 3.244%, 12/25/34	130
173	Series 2004-EE, Class 3A2, VAR, 3.244%, 12/25/34	179
380	Series 2004-K, Class 1A2, VAR, 3.109%, 07/25/34	381
43	Series 2004-Q, Class 1A3, VAR, 3.004%, 09/25/34	43
118	Series 2004-Q, Class 2A2, VAR, 3.011%, 09/25/34	117
606	Series 2004-U, Class A1, VAR, 3.186%, 10/25/34	605
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	2,182
564	Series 2005-AR16, Class 2A1, VAR, 3.183%, 02/25/34	574
2,773	Series 2005-AR3, Class 1A1, VAR, 3.090%, 03/25/35	2,834

	Total Collateralized Mortgage Obligations (Cost $670,541)	671,790

Commercial Mortgage-Backed Securities — 5.8%
	A10 Securitization LLC,
7,664	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	7,706
3,000	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	2,984
	A10 Term Asset Financing LLC,
1,000	Series 2013-2, Class D, 6.230%, 11/15/27 (e)	1,003
5,800	Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	5,775
2,342	Series 2014-1, Class C, 4.570%, 04/15/33 (e)	2,325
8,297	Access PT Funding Trust, 7.000%, 02/15/23	8,297
	BAMLL Commercial Mortgage Securities Trust,
2,985	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	3,025
8,400	Series 2016-FR14, Class A, VAR, 3.125%, 02/27/48 (e)	7,872
	BAMLL Re-REMIC Trust,
12,000	Series 2014-FRR8, Class A, VAR, 2.237%, 11/26/47 (e)	9,197
17,245	Series 2015-FR11, Class A705, VAR, 1.857%, 09/27/44 (e)	16,711
16,500	Series 2016-FR13, Class A, VAR, 1.730%, 08/27/45 (e)	13,552
5,750	Series 2016-FR16, Class A, VAR, 1.008%, 05/27/21 (e)	4,990

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	109

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Commercial Mortgage-Backed Securities — continued
3,057	Banc of America Commercial Mortgage Trust, Series 2007-2, Class AM, VAR, 5.696%, 04/10/49	3,059
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
67	Series 2005-1, Class AJ, VAR, 5.404%, 11/10/42	67
98	Series 2005-3, Class AM, 4.727%, 07/10/43	98
9,400	BBCCRE Trust, Series 2015-GTP, Class A, 3.966%, 08/10/33 (e)	9,659
	BB-UBS Trust,
12,692	Series 2012-SHOW, Class E, VAR, 4.026%, 11/05/36 (e)	12,321
972	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	959
21,000	BCRR Trust, Series 2014-FRR1, Class A716, PO, 08/26/47 (e)	16,939
	Bear Stearns Commercial Mortgage Securities Trust,
4,000	Series 2007-PW16, Class AM, VAR, 5.699%, 06/11/40	4,027
5,700	Series 2007-PW17, Class AMFL, VAR, 1.461%, 06/11/50 (e)	5,633
5,000	BWAY Mortgage Trust, Series 2013-1515, Class F, VAR, 3.927%, 03/10/33 (e)	4,824
15,192	Capmark Mortgage Securities, Inc., Series 1998-C2, Class X, IO, VAR, 1.098%, 05/15/35	164
8,304	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.326%, 12/11/49 (e)	2
5,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, VAR, 5.754%, 12/15/47 (e)	5,238
	Commercial Mortgage Trust,
3,157	Series 2006-GG7, Class AM, VAR, 5.774%, 07/10/38	3,157
22,845	Series 2012-CR2, Class XA, IO, VAR, 1.724%, 08/15/45	1,651
7,000	Series 2013-CR9, Class D, VAR, 4.256%, 07/10/45 (e)	6,232
6,100	Series 2013-WWP, Class A2, 3.424%, 03/10/31 (e)	6,311
8,032	Series 2015-CR24, Class A5, 3.696%, 08/10/48	8,327
6,856	Series 2015-CR25, Class A4, 3.759%, 08/10/48	7,144
12,670	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 3.010%, 06/25/40 (e)	1,432

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

34,989	Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AX, IO, VAR, 0.070%, 01/15/49 (e)	–	(h)
62	Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C2, Class F, VAR, 6.750%, 11/15/30 (e)	62
12,304	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 08/15/48	12,787
15,200	CSMC OA LLC, Series 2014-USA, Class D, 4.373%, 09/15/37 (e)	14,254
12,149	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.139%, 07/10/44 (e)	435
69,766	FHLMC, Multifamily Structured Pass-Through Certificates, Series K708, Class X1, IO, VAR, 1.461%, 01/25/19	1,643
	FNMA — ACES,
2,188	Series 2011-M2, Class A2, 3.645%, 04/25/21	2,269
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,778
631	Series 2011-M8, Class A2, 2.922%, 08/25/21	644
3,259	Series 2013-M7, Class A2, 2.280%, 12/27/22	3,231
8,935	Series 2014-M3, Class A2, VAR, 3.471%, 01/25/24	9,308
14,450	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	14,614
8,909	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	8,980
12,965	Series 2015-M1, Class A2, 2.532%, 09/25/24	12,733
20,522	Series 2015-M2, Class A3, VAR, 3.046%, 12/25/24	20,745
10,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	9,938
21,180	Series 2015-M5, Class A1, VAR, 2.869%, 03/25/25	21,324
12,398	Series 2015-M7, Class A2, 2.590%, 12/25/24	12,210
11,700	Series 2015-M8, Class A2, VAR, 2.900%, 01/25/25	11,770
8,528	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	8,563
1,808	Series 2015-M13, Class A2, VAR, 2.711%, 06/25/25	1,798
9,100	Series 2016-M6, Class A2, 2.488%, 05/25/26	8,767

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Commercial Mortgage-Backed Securities — continued
10,328	Series 2016-M7, Class A2, 2.499%, 09/25/26	9,833
10,660	Series 2017-M1, Class A2, VAR, 2.416%, 10/25/26	10,189
17,000	FORT CRE LLC, Series 2016-1A, Class D, VAR, 6.629%, 05/21/36 (e)	17,175
20,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	528
5,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, VAR, 5.399%, 08/10/44 (e)	4,993
	JP Morgan Chase Commercial Mortgage Securities Trust,
25,567	Series 2005-CB11, Class X1, IO, VAR, 0.031%, 08/12/37 (e)	18
16,159	Series 2005-LDP5, Class X1, IO, VAR, 0.000%, 12/15/44 (e)	—	(h)
12,950	Series 2006-CB15, Class X1, IO, VAR, 0.270%, 06/12/43	19
1,450	Series 2006-LDP8, Class X, IO, VAR, 0.421%, 05/15/45	—	(h)
2,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	1,975
7,460	Series 2010-C2, Class XA, IO, VAR, 1.609%, 11/15/43 (e)	283
	JPMCC Re-REMIC Trust,
6,400	Series 2014-FRR1, Class A707, 4.347%, 01/27/47 (e)	6,304
10,922	Series 2014-FRR1, Class B702, 4.234%, 04/27/44 (e)	10,684
5,000	Series 2015-FRR2, Class AK36, VAR, 2.326%, 12/27/46 (e)	3,966
7,000	Series 2015-FRR2, Class AK39, VAR, 3.007%, 08/27/47 (e)	5,422
2,551	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	2,597
	ML-CFC Commercial Mortgage Trust,
5,937	Series 2006-4, Class XC, IO, VAR, 0.696%, 12/12/49 (e)	—	(h)
8,398	Series 2007-9, Class A4, 5.700%, 09/12/49	8,505
	Morgan Stanley Capital I Trust,
14,525	Series 2007-HQ11, Class X, IO, VAR, 0.268%, 02/12/44 (e)	18
625	Series 2011-C3, Class A3, 4.054%, 07/15/49	651
	Morgan Stanley Re-REMIC Trust,
1,055	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	1,050
129	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	129
1,500	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,393

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

3,451	PFP Ltd., (Cayman Islands), Series 2015-2, Class D, VAR, 4.770%, 07/14/34 (e)	3,371
	RAIT Trust,
4,904	Series 2014-FL3, Class B, VAR, 3.420%, 12/15/31 (e)	4,895
1,885	Series 2015-FL5, Class B, VAR, 4.670%, 01/15/31 (e)	1,889
	UBS Commercial Mortgage Trust,
9,459	Series 2012-C1, Class D, VAR, 5.546%, 05/10/45 (e)	9,422
7,673	Series 2012-C1, Class XA, IO, VAR, 2.089%, 05/10/45 (e)	670
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,241
	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,636
16,213	Series 2012-C2, Class XA, IO, VAR, 1.624%, 05/10/63 (e)	776
5,291	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	5,379
25,014	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class XC, IO, VAR, 0.296%, 12/15/43 (e)	4
7,598	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 09/15/58	7,872
	WFRBS Commercial Mortgage Trust,
2,500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,676
6,640	Series 2013-C11, Class D, VAR, 4.207%, 03/15/45 (e)	6,088

	Total Commercial Mortgage-Backed Securities (Cost $495,661)	491,185

Convertible Bond — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
799	Nebraska Book Holdings, Inc., 2.000%, (PIK), 04/01/26 (e) (v) (Cost $125)	80

Corporate Bonds — 28.8%
	Consumer Discretionary — 3.1%
	Auto Components — 0.2%
1,709	Allison Transmission, Inc., 5.000%, 10/01/24 (e)	1,739
	American Axle & Manufacturing, Inc.,
300	6.250%, 03/15/21	309
1,731	6.625%, 10/15/22	1,791
	Goodyear Tire & Rubber Co. (The),
2,243	5.000%, 05/31/26	2,288
2,512	5.125%, 11/15/23	2,607

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	111

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Auto Components — continued
	Icahn Enterprises LP,
2,025	4.875%, 03/15/19	2,058
302	6.250%, 02/01/22 (e)	312
302	6.750%, 02/01/24 (e)	314
350	IHO Verwaltungs GmbH, (Germany), 4.500%, (cash), 09/15/23 (e) (v)	348
2,085	Tenneco, Inc., 5.375%, 12/15/24	2,179
2,535	ZF North America Capital, Inc., (Germany), 4.750%, 04/29/25 (e)	2,611

		16,556

	Automobiles — 0.3%
1,750	BMW US Capital LLC, (Germany), 1.850%, 09/15/21 (e)	1,703
	Daimler Finance North America LLC, (Germany),
1,000	2.700%, 08/03/20 (e)	1,008
1,500	2.875%, 03/10/21 (e)	1,515
500	3.300%, 05/19/25 (e)	502
195	8.500%, 01/18/31	297
	Fiat Chrysler Automobiles NV, (United Kingdom),
1,470	4.500%, 04/15/20	1,518
708	5.250%, 04/15/23	733
	Ford Motor Co.,
523	4.346%, 12/08/26	537
3,500	6.625%, 10/01/28	4,173
1,250	7.450%, 07/16/31	1,585
	General Motors Co.,
595	6.600%, 04/01/36	699
2,500	7.700%, 04/15/16 (d)	—	(h)
	Jaguar Land Rover Automotive plc, (United Kingdom),
657	4.250%, 11/15/19 (e)	673
974	5.625%, 02/01/23 (e)	1,020
	Nissan Motor Acceptance Corp., (Japan),
538	2.125%, 03/03/20 (e)	535
10,705	2.800%, 01/13/22 (e)	10,733

		27,231

	Distributors — 0.0% (g)
1,300	LKQ Corp., 4.750%, 05/15/23	1,302
1,070	Performance Food Group, Inc., 5.500%, 06/01/24 (e)	1,110

		2,412

	Diversified Consumer Services — 0.1%
	Service Corp. International,
1,605	5.375%, 05/15/24	1,700
963	7.625%, 10/01/18	1,040

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Consumer Services — continued
2,300	8.000%, 11/15/21	2,691

		5,431

	Hotels, Restaurants & Leisure — 0.6%
196	CCM Merger, Inc., 9.125%, 05/01/19 (e)	202
548	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	230
3,545	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	3,518
	GLP Capital LP,
50	4.375%, 04/15/21	52
4,455	5.375%, 11/01/23	4,778
3,120	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (e)	3,086
615	Hilton Grand Vacations Borrower LLC, 6.125%, 12/01/24 (e)	649
430	Hilton Worldwide Finance LLC, 5.625%, 10/15/21	443
	International Game Technology plc,
2,845	6.250%, 02/15/22 (e)	3,073
2,370	6.500%, 02/15/25 (e)	2,589
3,600	McDonald’s Corp., 2.750%, 12/09/20	3,664
	MGM Resorts International,
754	4.625%, 09/01/26	737
4,995	6.000%, 03/15/23	5,444
4,005	6.625%, 12/15/21	4,471
565	Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	633
	Sabre GLBL, Inc.,
1,050	5.250%, 11/15/23 (e)	1,066
408	5.375%, 04/15/23 (e)	415
	Scientific Games International, Inc.,
1,465	7.000%, 01/01/22 (e)	1,557
165	7.000%, 01/01/22 (e)	175
1,960	Seminole Hard Rock Entertainment, Inc., 5.875%, 05/15/21 (e)	2,009
	Six Flags Entertainment Corp.,
1,325	4.875%, 07/31/24 (e)	1,338
875	5.250%, 01/15/21 (e)	901
895	Speedway Motorsports, Inc., 5.125%, 02/01/23	906
1,573	Starbucks Corp., 2.700%, 06/15/22	1,599
2,410	Wynn Las Vegas LLC, 5.500%, 03/01/25 (e)	2,446
889	Yum! Brands, Inc., 3.875%, 11/01/23	871

		46,852

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Household Durables — 0.1%
	CalAtlantic Group, Inc.,
800	5.875%, 11/15/24	858
300	6.250%, 12/15/21	330
790	8.375%, 01/15/21	922
	Lennar Corp.,
210	4.500%, 06/15/19	217
286	4.500%, 11/15/19	296
500	4.750%, 11/15/22	514
1,805	4.750%, 05/30/25	1,827
708	M/I Homes, Inc., 6.750%, 01/15/21	743
307	Mattamy Group Corp., (Canada), 6.875%, 12/15/23 (e)	321
2,052	PulteGroup, Inc., 5.500%, 03/01/26	2,129
851	Tempur Sealy International, Inc., 5.500%, 06/15/26	833
	Toll Brothers Finance Corp.,
420	4.375%, 04/15/23	426
370	4.875%, 11/15/25	376
130	5.625%, 01/15/24	138
524	5.875%, 02/15/22	574

		10,504

	Internet & Direct Marketing Retail — 0.0% (g)
	Amazon.com, Inc.,
500	3.300%, 12/05/21	521
1,523	4.800%, 12/05/34	1,720
1,000	QVC, Inc., 4.450%, 02/15/25	986

		3,227

	Media — 1.3%
	21st Century Fox America, Inc.,
500	6.550%, 03/15/33	615
600	6.750%, 01/09/38	718
800	7.750%, 01/20/24	983
200	7.850%, 03/01/39	275
147	8.875%, 04/26/23	192
	Altice US Finance I Corp.,
3,975	5.375%, 07/15/23 (e)	4,144
1,172	5.500%, 05/15/26 (e)	1,212
1,710	AMC Networks, Inc., 5.000%, 04/01/24	1,726
1,178	CBS Corp., 3.700%, 08/15/24	1,196
	Charter Communications Operating LLC,
1,992	4.464%, 07/23/22	2,093
10,242	4.908%, 07/23/25	10,805
865	Cinemark USA, Inc., 4.875%, 06/01/23	887

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	322
	Comcast Corp.,
1,290	1.625%, 01/15/22	1,238
4,200	2.350%, 01/15/27	3,857
3,000	3.375%, 08/15/25	3,017
5,000	3.400%, 07/15/46	4,337
2,819	4.200%, 08/15/34	2,894
2,405	4.600%, 08/15/45	2,501
240	6.300%, 11/15/17	248
435	6.500%, 11/15/35	560
177	6.550%, 07/01/39	231
	CSC Holdings LLC,
1,372	5.500%, 04/15/27 (e)	1,411
2,090	6.750%, 11/15/21	2,299
946	Discovery Communications LLC, 4.950%, 05/15/42	868
	DISH DBS Corp.,
2,362	5.875%, 07/15/22	2,532
750	5.875%, 11/15/24	800
9,609	6.750%, 06/01/21	10,546
966	7.750%, 07/01/26	1,135
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,290
	iHeartCommunications, Inc.,
890	9.000%, 12/15/19	778
950	9.000%, 03/01/21	769
	Lamar Media Corp.,
1,250	5.000%, 05/01/23	1,291
840	5.375%, 01/15/24	876
510	5.750%, 02/01/26	548
470	Liberty Interactive LLC, 8.250%, 02/01/30	503
1,735	Live Nation Entertainment, Inc., 4.875%, 11/01/24 (e)	1,735
785	Mediacom Broadband LLC, 6.375%, 04/01/23	824
810	NBCUniversal Media LLC, 5.950%, 04/01/41	991
	Nielsen Finance LLC,
655	4.500%, 10/01/20	668
2,352	5.000%, 04/15/22 (e)	2,417
265	Quebecor, Inc., (Canada), 9.750%, 01/15/16 (d)	—
450	Sinclair Television Group, Inc., 5.625%, 08/01/24 (e)	463
	Sirius XM Radio, Inc.,
4,010	4.625%, 05/15/23 (e)	4,100
1,270	5.250%, 08/15/22 (e)	1,322
900	5.375%, 04/15/25 (e)	921

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Media — continued
	TEGNA, Inc.,
1,184	5.125%, 07/15/20	1,227
1,435	5.500%, 09/15/24 (e)	1,471
1,875	6.375%, 10/15/23	1,997
335	Time Warner Cable LLC, 7.300%, 07/01/38	419
660	Time Warner Cos., Inc., 7.570%, 02/01/24	815
1,860	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	2,500
	Time Warner, Inc.,
3,430	3.550%, 06/01/24	3,423
182	5.375%, 10/15/41	193
	Unitymedia Hessen GmbH & Co. KG, (Germany),
755	5.000%, 01/15/25 (e)	776
900	5.500%, 01/15/23 (e)	940
	Univision Communications, Inc.,
2,215	5.125%, 05/15/23 (e)	2,215
2,215	5.125%, 02/15/25 (e)	2,185
70	Viacom, Inc., 4.375%, 03/15/43	62
	Videotron Ltd., (Canada),
3,247	5.375%, 06/15/24 (e)	3,462
	Walt Disney Co. (The),
389	1.850%, 07/30/26	352
500	Series B, 5.875%, 12/15/17	518
755	Series B, 7.000%, 03/01/32	1,036
	WMG Acquisition Corp.,
1,500	5.000%, 08/01/23 (e)	1,534
675	5.625%, 04/15/22 (e)	702
250	Ziggo Secured Finance BV, (Netherlands), 5.500%, 01/15/27 (e)	253

		109,218

	Multiline Retail — 0.1%
4,782	Dollar Tree, Inc., 5.750%, 03/01/23	5,057
1,000	JC Penney Corp., Inc., 5.875%, 07/01/23 (e)	1,002
475	Macy’s Retail Holdings, Inc., 6.900%, 04/01/29	500
1,495	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	938

		7,497

	Specialty Retail — 0.4%
2,000	Caleres, Inc., 6.250%, 08/15/23	2,095
2,455	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	1,129
500	CST Brands, Inc., 5.000%, 05/01/23	519
410	Group 1 Automotive, Inc., 5.250%, 12/15/23 (e)	421

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — continued
	Home Depot, Inc. (The),
444	2.125%, 09/15/26	413
734	2.625%, 06/01/22	741
2,751	3.000%, 04/01/26	2,754
2,800	3.500%, 09/15/56	2,502
	L Brands, Inc.,
2,750	5.625%, 10/15/23	2,877
650	6.750%, 07/01/36	625
1,575	6.875%, 11/01/35	1,514
500	8.500%, 06/15/19	558
	Lowe’s Cos., Inc.,
665	3.125%, 09/15/24	673
1,262	3.375%, 09/15/25	1,293
5,000	3.700%, 04/15/46	4,747
116	5.125%, 11/15/41	134
951	Series B, 7.110%, 05/15/37	1,310
	Penske Automotive Group, Inc.,
1,686	5.500%, 05/15/26	1,675
832	5.750%, 10/01/22	863
435	Radio Systems Corp., 8.375%, 11/01/19 (e)	453
	Sally Holdings LLC,
500	5.500%, 11/01/23	507
967	5.625%, 12/01/25	984

		28,787

	Textiles, Apparel & Luxury Goods — 0.0% (g)
	Hanesbrands, Inc.,
274	4.625%, 05/15/24 (e)	272
774	4.875%, 05/15/26 (e)	766
470	Levi Strauss & Co., 5.000%, 05/01/25	480

		1,518

	Total Consumer Discretionary	259,233

	Consumer Staples — 1.6%
	Beverages — 0.5%
	Anheuser-Busch Cos. LLC, (Belgium),
325	5.500%, 01/15/18	337
550	5.750%, 04/01/36	664
280	7.550%, 10/01/30	384
	Anheuser-Busch InBev Finance, Inc., (Belgium),
50	1.900%, 02/01/19	50
2,551	3.300%, 02/01/23	2,604
9,750	3.650%, 02/01/26	9,892
1,225	3.700%, 02/01/24	1,265
3,990	4.700%, 02/01/36	4,293
5,415	4.900%, 02/01/46	5,950

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Beverages — continued
2,360	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 5.375%, 01/15/20	2,577
1,000	Coca-Cola Co. (The), 2.250%, 09/01/26	942
200	Constellation Brands, Inc., 4.250%, 05/01/23	210
	Diageo Investment Corp., (United Kingdom),
1,000	7.450%, 04/15/35	1,408
365	8.000%, 09/15/22	456
507	Dr Pepper Snapple Group, Inc., 2.550%, 09/15/26	475
677	Heineken NV, (Netherlands), 1.400%, 10/01/17 (e)	677
	PepsiCo, Inc.,
2,500	2.150%, 10/14/20	2,514
850	2.375%, 10/06/26	809
572	3.100%, 07/17/22	588
1,845	3.500%, 07/17/25	1,920
730	4.450%, 04/14/46	791

		38,806

	Food & Staples Retailing — 0.3%
775	Albertsons Cos. LLC, 6.625%, 06/15/24 (e)	820
	CVS Health Corp.,
2,460	2.800%, 07/20/20	2,500
1,659	4.000%, 12/05/23	1,742
2,040	Ingles Markets, Inc., 5.750%, 06/15/23	2,106
	Kroger Co. (The),
215	6.400%, 08/15/17	220
1,162	7.500%, 04/01/31	1,580
900	Series B, 7.700%, 06/01/29	1,207
	New Albertsons, Inc.,
3,350	8.000%, 05/01/31	3,325
430	8.700%, 05/01/30	442
3,120	SUPERVALU, Inc., 7.750%, 11/15/22	3,081
	Sysco Corp.,
1,575	2.500%, 07/15/21	1,572
1,517	2.600%, 06/12/22	1,501
	Walgreens Boots Alliance, Inc.,
527	3.100%, 06/01/23	527
497	3.450%, 06/01/26	489
1,200	3.800%, 11/18/24	1,225
	Wal-Mart Stores, Inc.,
300	2.550%, 04/11/23	300
160	5.000%, 10/25/40	184
1,000	6.200%, 04/15/38	1,320
260	7.550%, 02/15/30	377

		24,518

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — 0.4%
1,650	Archer-Daniels-Midland Co., Class C, 2.500%, 08/11/26	1,568
3,096	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	3,084
	Bunge Ltd. Finance Corp.,
675	3.250%, 08/15/26	653
305	3.500%, 11/24/20	310
655	8.500%, 06/15/19	746
148	Bunge NA Finance LP, 5.900%, 04/01/17	149
	Cargill, Inc.,
350	1.900%, 03/01/17 (e)	350
800	3.300%, 03/01/22 (e)	824
470	4.760%, 11/23/45 (e)	510
200	6.000%, 11/27/17 (e)	207
1,000	7.350%, 03/06/19 (e)	1,110
	Conagra Brands, Inc.,
135	3.250%, 09/15/22	136
180	6.625%, 08/15/39	200
300	Darling Ingredients, Inc., 5.375%, 01/15/22	312
	JBS USA LUX SA, (Brazil),
793	5.750%, 06/15/25 (e)	817
1,868	5.875%, 07/15/24 (e)	1,952
3,492	7.250%, 06/01/21 (e)	3,597
816	7.250%, 06/01/21 (e)	840
1,430	8.250%, 02/01/20 (e)	1,466
	Kraft Heinz Foods Co.,
429	3.500%, 06/06/22	438
6,960	4.375%, 06/01/46	6,581
601	5.000%, 07/15/35	633
488	5.000%, 06/04/42	501
946	5.200%, 07/15/45	999
599	6.125%, 08/23/18	636
200	6.500%, 02/09/40	244
417	6.750%, 03/15/32	509
575	6.875%, 01/26/39	726
	Lamb Weston Holdings, Inc.,
1,274	4.625%, 11/01/24 (e)	1,296
1,279	4.875%, 11/01/26 (e)	1,299
497	Mead Johnson Nutrition Co., 4.125%, 11/15/25	524
270	Smithfield Foods, Inc., 4.250%, 02/01/27 (e)	276
	Tyson Foods, Inc.,
700	3.950%, 08/15/24	716
700	5.150%, 08/15/44	743

		34,952

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	115

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Household Products — 0.1%
600	Kimberly-Clark Corp., 2.400%, 06/01/23	589
417	Procter & Gamble — Esop, Series A, 9.360%, 01/01/21	483
4,179	Spectrum Brands, Inc., 5.750%, 07/15/25	4,449

		5,521

	Personal Products — 0.0% (g)
841	Revlon Consumer Products Corp., 5.750%, 02/15/21	847

	Tobacco — 0.3%
	Altria Group, Inc.,
7,500	2.625%, 01/14/20	7,606
9,585	3.875%, 09/16/46	9,045
5,000	Philip Morris International, Inc., 4.125%, 03/04/43	4,896
5,235	Reynolds American, Inc., 4.450%, 06/12/25	5,535

		27,082

	Total Consumer Staples	131,726

	Energy — 4.0%
	Energy Equipment & Services — 0.3%
280	Archrock Partners LP, 6.000%, 10/01/22	279
303	Baker Hughes, Inc., 5.125%, 09/15/40	339
1,468	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	1,318
	Ensco plc,
825	5.200%, 03/15/25	730
838	8.000%, 01/31/24 (e)	859
	Halliburton Co.,
680	4.850%, 11/15/35	730
250	7.450%, 09/15/39	341
275	7.600%, 08/15/96 (e)	356
700	8.750%, 02/15/21	852
819	Nabors Industries, Inc., 5.500%, 01/15/23 (e)	845
	Noble Holding International Ltd., (United Kingdom),
365	7.750%, 01/15/24	355
1,418	8.200%, 04/01/45	1,361
971	Parker Drilling Co., 6.750%, 07/15/22	898
	Precision Drilling Corp., (Canada),
1,113	5.250%, 11/15/24	1,102
378	6.500%, 12/15/21	388
734	6.625%, 11/15/20	750
1,249	Rowan Cos., Inc., 7.375%, 06/15/25	1,296
	Schlumberger Investment SA,
640	2.400%, 08/01/22 (e)	629
219	3.300%, 09/14/21 (e)	226
1,210	3.650%, 12/01/23	1,265

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Energy Equipment & Services — continued
1,557	Sea Trucks Group Ltd., (Nigeria), Reg. S, 9.000%, 03/26/18 (d) (e)	584
1,254	Transocean Proteus Ltd., 6.250%, 12/01/24 (e)	1,293
2,994	Transocean, Inc., 9.000%, 07/15/23 (e)	3,234
582	Unit Corp., 6.625%, 05/15/21	581
	Weatherford International Ltd.,
372	4.500%, 04/15/22	356
2,910	6.750%, 09/15/40	2,648
978	7.750%, 06/15/21	1,055
199	8.250%, 06/15/23	216

		24,886

	Oil, Gas & Consumable Fuels — 3.7%
175	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	213
278	Anadarko Holding Co., 7.150%, 05/15/28	332
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	387
100	7.950%, 06/15/39	131
225	8.700%, 03/15/19	255
250	ANR Pipeline Co., 9.625%, 11/01/21	322
	Antero Resources Corp.,
3,325	5.125%, 12/01/22	3,341
2,837	5.375%, 11/01/21	2,901
	Apache Corp.,
400	6.000%, 01/15/37	465
775	6.900%, 09/15/18	833
	Boardwalk Pipelines LP,
6,788	4.450%, 07/15/27	6,959
242	4.950%, 12/15/24	255
	BP Capital Markets plc, (United Kingdom),
206	1.375%, 11/06/17	206
589	1.375%, 05/10/18	588
1,545	2.750%, 05/10/23	1,522
325	3.017%, 01/16/27	313
1,120	3.224%, 04/14/24	1,119
385	3.245%, 05/06/22	394
1,800	3.535%, 11/04/24	1,827
1,000	3.588%, 04/14/27	1,007
7,815	3.723%, 11/28/28	7,915
612	3.814%, 02/10/24	635
515	4.750%, 03/10/19	544
210	Burlington Resources Finance Co., 7.400%, 12/01/31	281
815	Burlington Resources, Inc., 8.200%, 03/15/25	1,068

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
3,054	California Resources Corp., 8.000%, 12/15/22 (e)	2,596
	Canadian Natural Resources Ltd., (Canada),
1,035	3.900%, 02/01/25	1,052
1,000	5.850%, 02/01/35	1,115
330	6.250%, 03/15/38	387
	Cenovus Energy, Inc., (Canada),
982	3.000%, 08/15/22	960
294	4.450%, 09/15/42	263
5,171	6.750%, 11/15/39	5,845
	Cheniere Corpus Christi Holdings LLC,
198	5.875%, 03/31/25 (e)	210
715	7.000%, 06/30/24 (e)	800
1,076	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	1,138
	Chevron Corp.,
540	2.355%, 12/05/22	529
7,000	2.411%, 03/03/22	6,979
1,750	2.419%, 11/17/20	1,766
2,500	2.566%, 05/16/23	2,472
645	2.895%, 03/03/24	645
1,550	2.954%, 05/16/26	1,530
1,979	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	2,038
1,243	CNOOC Finance 2015 USA LLC, (China), 3.500%, 05/05/25	1,234
1,026	CNOOC Nexen Finance 2014 ULC, (China), 4.250%, 04/30/24	1,073
215	Conoco Funding Co., 7.250%, 10/15/31	285
	ConocoPhillips,
750	6.500%, 02/01/39	945
410	7.000%, 03/30/29	512
1,775	ConocoPhillips Co., 4.200%, 03/15/21	1,886
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	386
8,132	Continental Resources, Inc., 5.000%, 09/15/22	8,295
	DCP Midstream Operating LP,
3,830	3.875%, 03/15/23	3,696
3,370	4.750%, 09/30/21 (e)	3,479
227	4.950%, 04/01/22	235
236	Devon Energy Corp., 3.250%, 05/15/22	237
	Ecopetrol SA, (Colombia),
469	5.375%, 06/26/26	483
4,390	5.875%, 09/18/23	4,763
3,963	5.875%, 05/28/45	3,566
125	Enbridge, Inc., (Canada), 5.500%, 12/01/46	135

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Encana Corp., (Canada),
150	6.500%, 05/15/19	163
148	6.625%, 08/15/37	170
	Energy Transfer Equity LP,
495	5.500%, 06/01/27	524
3,030	5.875%, 01/15/24	3,257
1,680	7.500%, 10/15/20	1,888
	Energy Transfer Partners LP,
1,080	2.500%, 06/15/18	1,088
321	4.200%, 04/15/27	322
566	5.300%, 04/15/47	566
1,000	6.050%, 06/01/41	1,076
300	7.500%, 07/01/38	366
1,210	Eni SpA, (Italy), Series EX2, 5.700%, 10/01/40 (e)	1,245
	EnLink Midstream Partners LP,
841	2.700%, 04/01/19	845
922	4.150%, 06/01/25	921
	Enterprise Products Operating LLC,
1,252	3.350%, 03/15/23	1,270
1,026	3.700%, 02/15/26	1,039
6,559	3.750%, 02/15/25	6,672
330	4.950%, 10/15/54	344
333	5.950%, 02/01/41	388
375	6.450%, 09/01/40	461
800	Series J, 5.750%, 03/01/35	907
	EOG Resources, Inc.,
472	2.625%, 03/15/23	460
1,700	4.100%, 02/01/21	1,794
200	6.875%, 10/01/18	215
	EP Energy LLC,
1,522	8.000%, 11/29/24 (e)	1,613
358	9.375%, 05/01/20	350
	Exxon Mobil Corp.,
1,737	2.397%, 03/06/22	1,739
1,403	2.726%, 03/01/23	1,405
936	3.043%, 03/01/26	934
1,045	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	1,072
600	Hess Corp., 6.000%, 01/15/40	635
	Hilcorp Energy I LP,
3,378	5.000%, 12/01/24 (e)	3,234
1,500	5.750%, 10/01/25 (e)	1,489
781	Holly Energy Partners LP, 6.000%, 08/01/24 (e)	820

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	KazMunayGas National Co. JSC, (Kazakhstan),
200	Reg. S, 4.400%, 04/30/23	199
300	Reg. S, 6.375%, 04/09/21	329
5,005	Reg. S, 7.000%, 05/05/20	5,516
800	Kerr-McGee Corp., 7.875%, 09/15/31	1,044
	Marathon Oil Corp.,
1,976	2.800%, 11/01/22	1,918
410	6.000%, 10/01/17	419
500	6.800%, 03/15/32	573
101	MEG Energy Corp., (Canada), 7.000%, 03/31/24 (e)	91
	MPLX LP,
7,150	4.125%, 03/01/27	7,196
859	4.875%, 12/01/24	917
323	5.200%, 03/01/47	330
1,000	Murphy Oil USA, Inc., 6.000%, 08/15/23	1,049
	Newfield Exploration Co.,
575	5.625%, 07/01/24	615
1,500	5.750%, 01/30/22	1,602
825	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	858
	Noble Energy, Inc.,
583	3.900%, 11/15/24	596
286	5.050%, 11/15/44	298
1,500	5.250%, 11/15/43	1,581
	NuStar Logistics LP,
1,614	4.800%, 09/01/20	1,663
1,046	6.750%, 02/01/21	1,140
	Occidental Petroleum Corp.,
504	2.700%, 02/15/23	499
2,300	3.400%, 04/15/26	2,312
	ONEOK Partners LP,
2,000	4.900%, 03/15/25	2,141
1,465	6.650%, 10/01/36	1,710
	ONEOK, Inc.,
1,321	4.250%, 02/01/22	1,361
3,050	7.500%, 09/01/23	3,633
8,004	Pacific Exploration and Production Corp., (Colombia), 10.000%, (cash), 11/02/21 (v)	8,994
533	PBF Holding Co. LLC, 7.000%, 11/15/23	536
	Penn Virginia Corp.,
2,000	7.250%, 04/15/19 (d)	45
1,000	8.500%, 05/01/20 (d)	22
	Pertamina Persero PT, (Indonesia),
200	Reg. S, 6.000%, 05/03/42	210
3,800	Reg. S, 6.450%, 05/30/44	4,196
200	Reg. S, 6.500%, 05/27/41	221

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
230	Petrobras Argentina SA, (Argentina), 7.375%, 07/21/23 (e)	237
	Petrobras Global Finance BV, (Brazil),
1,920	6.125%, 01/17/22	1,973
34	6.750%, 01/27/41	31
5,550	8.375%, 05/23/21	6,195
	Petro-Canada, (Canada),
1,215	6.800%, 05/15/38	1,592
335	7.875%, 06/15/26	436
	Petroleos de Venezuela SA, (Venezuela),
970	Reg. S, 5.375%, 04/12/27	356
868	Reg. S, 6.000%, 11/15/26	324
430	Reg. S, 8.500%, 10/27/20	347
324	Reg. S, 9.000%, 11/17/21	184
60	Reg. S, 9.750%, 05/17/35	30
380	Reg. S, 12.750%, 02/17/22	257
	Petroleos Mexicanos, (Mexico),
1,103	4.500%, 01/23/26	1,039
333	4.625%, 09/21/23	334
4,442	5.375%, 03/13/22 (e)	4,635
340	5.500%, 01/21/21	358
1,812	5.625%, 01/23/46	1,561
1,180	6.375%, 02/04/21	1,281
400	6.375%, 01/23/45	378
5,218	6.500%, 03/13/27 (e)	5,526
315	6.625%, 06/15/35	317
634	6.750%, 09/21/47	624
10,471	VAR, 4.606%, 03/11/22 (e)	11,005
150	Petroleum Co. of Trinidad & Tobago Ltd., (Trinidad and Tobago), Reg. S, 9.750%, 08/14/19	161
1,000	Phillips 66, 4.650%, 11/15/34	1,037
330	Phillips 66 Partners LP, 4.900%, 10/01/46	325
	Plains All American Pipeline LP,
519	2.600%, 12/15/19	520
3,740	4.650%, 10/15/25	3,899
	QEP Resources, Inc.,
2,196	5.250%, 05/01/23	2,163
2,136	5.375%, 10/01/22	2,147
1,219	6.875%, 03/01/21	1,289
	Range Resources Corp.,
391	5.000%, 03/15/23 (e)	379
200	5.750%, 06/01/21 (e)	206
3,740	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	3,927

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	SM Energy Co.,
589	5.000%, 01/15/24	552
752	5.625%, 06/01/25	711
427	6.500%, 11/15/21	437
3	6.500%, 01/01/23	3
340	Southern Star Central Corp., 5.125%, 07/15/22 (e)	346
	Spectra Energy Capital LLC,
145	7.500%, 09/15/38	181
1,500	8.000%, 10/01/19	1,700
1,140	Spectra Energy Partners LP, 4.500%, 03/15/45	1,101
	Statoil ASA, (Norway),
263	2.450%, 01/17/23	258
2,179	2.650%, 01/15/24	2,147
790	3.150%, 01/23/22	810
585	7.150%, 11/15/25	751
26	Stone Energy Corp., 7.500%, 11/15/22 (d)	18
2,000	Suncor Energy, Inc., (Canada), 3.600%, 12/01/24	2,045
	Sunoco Logistics Partners Operations LP,
464	4.250%, 04/01/24	474
1,146	4.400%, 04/01/21	1,214
2,000	5.350%, 05/15/45	2,037
	Sunoco LP,
947	5.500%, 08/01/20	954
664	6.250%, 04/15/21	674
920	6.375%, 04/01/23	932
425	Tallgrass Energy Partners LP, 5.500%, 09/15/24 (e)	429
	Targa Resources Partners LP,
1,921	4.250%, 11/15/23	1,906
1,875	5.125%, 02/01/25 (e)	1,950
2,485	5.250%, 05/01/23	2,566
140	5.375%, 02/01/27 (e)	147
300	6.375%, 08/01/22	310
	Tesoro Corp.,
1,392	4.750%, 12/15/23 (e)	1,441
164	5.125%, 04/01/24	171
1,022	5.375%, 10/01/22	1,063
	Tesoro Logistics LP,
1,015	5.250%, 01/15/25	1,069
129	5.500%, 10/15/19	137
1,712	5.875%, 10/01/20	1,765
1,680	6.125%, 10/15/21	1,753
1,637	6.250%, 10/15/22	1,752
435	6.375%, 05/01/24	473

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Tosco Corp.,
500	7.800%, 01/01/27	649
640	8.125%, 02/15/30	890
	Total Capital International SA, (France),
3,165	2.750%, 06/19/21	3,220
10,000	3.700%, 01/15/24	10,445
	TransCanada PipeLines Ltd., (Canada),
256	1.875%, 01/12/18	257
285	2.500%, 08/01/22	281
340	3.750%, 10/16/23	354
1,000	6.200%, 10/15/37	1,267
606	7.250%, 08/15/38	841
500	Valero Energy Corp., 7.500%, 04/15/32	637
446	Western Gas Partners LP, 5.375%, 06/01/21	484
1,730	Whiting Petroleum Corp., 5.000%, 03/15/19	1,745
	Williams Cos., Inc. (The),
2,245	3.700%, 01/15/23	2,200
1,035	5.750%, 06/24/44	1,045
918	7.750%, 06/15/31	1,086
132	Series A, 7.500%, 01/15/31	155
500	Williams Partners LP, 4.875%, 05/15/23	517
	WPX Energy, Inc.,
655	5.250%, 09/15/24	639
1,846	6.000%, 01/15/22	1,890
	YPF SA, (Argentina),
160	8.500%, 03/23/21 (e)	176
2,550	Reg. S, 8.500%, 03/23/21	2,802
471	Reg. S, 8.750%, 04/04/24	516

		309,880

	Total Energy	334,766

	Financials — 7.6%
	Banks — 3.1%
1,301	ABN AMRO Bank NV, (Netherlands), 4.750%, 07/28/25 (e)	1,332
1,200	ANZ New Zealand Int’l Ltd., (New Zealand), 2.875%, 01/25/22 (e)	1,199
	Banco Nacional de Comercio Exterior SNC, (Mexico),
200	4.375%, 10/14/25 (e)	201
200	VAR, 3.800%, 08/11/26 (e)	194
	Bank of America Corp.,
1,825	2.000%, 01/11/18	1,833
143	3.300%, 01/11/23	144
3,150	3.500%, 04/19/26	3,125
960	4.000%, 04/01/24	1,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Banks — continued
5,277	4.000%, 01/22/25	5,329
2,400	4.200%, 08/26/24	2,477
473	4.250%, 10/22/26	482
1,294	4.450%, 03/03/26	1,342
1,540	5.000%, 05/13/21	1,675
1,275	5.625%, 07/01/20	1,405
695	5.650%, 05/01/18	725
500	6.400%, 08/28/17	512
1,710	6.875%, 04/25/18	1,808
2,097	Series AA, VAR, 6.100%, 03/17/25 (x) (y)	2,237
1,500	Series F, 6.975%, 03/07/37	1,831
2,515	Series L, 2.250%, 04/21/20	2,516
1,326	Series L, 3.950%, 04/21/25	1,331
200	Bank of Ceylon, (Sri Lanka), 6.875%, 05/03/17 (e)	201
	Bank of Montreal, (Canada),
623	1.400%, 09/11/17	624
653	1.500%, 07/18/19	647
2,000	1.750%, 06/15/21 (e)	1,950
655	2.375%, 01/25/19	662
	Bank of Nova Scotia (The), (Canada),
880	1.450%, 04/25/18	879
1,000	1.650%, 06/14/19	994
1,725	1.850%, 04/14/20	1,709
500	1.875%, 09/20/21 (e)	488
	Barclays Bank plc, (United Kingdom),
200	2.250%, 05/10/17 (e)	200
980	6.050%, 12/04/17 (e)	1,010
2,508	7.625%, 11/21/22	2,694
	Barclays plc, (United Kingdom),
1,405	3.650%, 03/16/25	1,371
478	5.250%, 08/17/45	510
	BB&T Corp.,
783	1.600%, 08/15/17	784
1,500	2.625%, 06/29/20	1,520
500	5.250%, 11/01/19	541
150	6.850%, 04/30/19	165
	BNZ International Funding Ltd., (New Zealand),
1,000	2.100%, 09/14/21 (e)	972
1,000	2.900%, 02/21/22 (e)	1,002
650	Caixa Economica Federal, (Brazil), Reg. S, 4.500%, 10/03/18	664
3,319	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	3,326
1,400	Capital One Bank USA NA, 3.375%, 02/15/23	1,407

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
2,500	Capital One NA, 1.500%, 03/22/18	2,495
	CIT Group, Inc.,
4,105	5.000%, 08/15/22	4,351
5,458	5.375%, 05/15/20	5,840
1,295	5.500%, 02/15/19 (e)	1,364
1,397	6.625%, 04/01/18 (e)	1,463
	Citigroup, Inc.,
1,394	1.800%, 02/05/18	1,398
1,500	2.900%, 12/08/21	1,505
970	3.700%, 01/12/26	973
2,500	4.300%, 11/20/26	2,544
5,000	4.600%, 03/09/26	5,193
838	6.625%, 01/15/28	1,008
645	6.875%, 06/01/25	770
1,115	7.000%, 12/01/25	1,332
6,755	VAR, 3.887%, 01/10/28	6,820
581	VAR, 5.950%, 01/30/23 (x) (y)	611
813	Series M, VAR, 6.300%, 05/15/24 (x) (y)	859
2,062	Series O, VAR, 5.875%, 03/27/20 (x) (y)	2,129
430	Series P, VAR, 5.950%, 05/15/25 (x) (y)	448
1,545	Series Q, VAR, 5.950%, 08/15/20 (x) (y)	1,615
	Cooperatieve Rabobank UA, (Netherlands),
2,000	2.500%, 01/19/21	1,999
NOK 16,500	3.500%, 04/18/17	1,974
1,045	3.875%, 02/08/22	1,104
	Credit Agricole SA, (France),
6,500	2.375%, 07/01/21 (e)	6,368
1,241	VAR, 8.125%, 12/23/25 (e) (x) (y)	1,326
250	Credit Suisse Group Funding Guernsey Ltd., (Switzerland), 2.750%, 03/26/20	249
	Danske Bank A/S, (Denmark),
7,000	2.000%, 09/08/21 (e)	6,818
619	2.700%, 03/02/22 (e)	618
625	Fifth Third Bancorp, 2.875%, 07/27/20	635
234	Fifth Third Bank, 3.850%, 03/15/26	237
	HSBC Bank plc, (United Kingdom),
474	1.500%, 05/15/18 (e)	473
927	4.125%, 08/12/20 (e)	974
650	4.750%, 01/19/21 (e)	696
395	HSBC Bank USA NA, 4.875%, 08/24/20	422
	HSBC Holdings plc, (United Kingdom),
2,913	2.650%, 01/05/22	2,871
15,869	3.400%, 03/08/21	16,257
6,645	3.600%, 05/25/23	6,763
506	3.900%, 05/25/26	513

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Banks — continued
1,371	4.000%, 03/30/22	1,433
733	4.250%, 08/18/25	744
1,069	4.300%, 03/08/26	1,120
1,265	VAR, 6.375%, 03/30/25 (x) (y)	1,297
	Huntington Bancshares, Inc.,
1,084	2.300%, 01/14/22	1,057
846	3.150%, 03/14/21	861
1,155	Huntington National Bank (The), 2.875%, 08/20/20	1,172
400	Industrial & Commercial Bank of China Ltd., (China), 2.452%, 10/20/21	392
1,621	KeyBank NA, 3.180%, 05/22/22	1,638
605	KeyCorp, 2.900%, 09/15/20	616
EUR 1,450	Lloyds Banking Group plc, (United Kingdom), Reg. S, VAR, 6.375%, 06/27/20 (x) (y)	1,630
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,298
200	MFB Magyar Fejlesztesi Bank Zrt., (Hungary), Reg. S, 6.250%, 10/21/20	220
	Mitsubishi UFJ Financial Group, Inc., (Japan),
423	2.527%, 09/13/23	409
413	2.998%, 02/22/22	416
1,750	Mizuho Bank Ltd., (Japan), 1.700%, 09/25/17 (e)	1,752
	National Australia Bank Ltd., (Australia),
875	2.000%, 06/20/17 (e)	877
448	2.500%, 07/12/26	420
200	National Savings Bank, (Sri Lanka), Reg. S, 8.875%, 09/18/18	214
886	Nordea Bank AB, (Sweden), 4.250%, 09/21/22 (e)	918
655	PNC Bank NA, 2.150%, 04/29/21	649
1,057	PNC Financial Services Group, Inc. (The), 4.375%, 08/11/20	1,128
	Royal Bank of Canada, (Canada),
1,380	1.500%, 07/29/19	1,368
2,960	1.875%, 02/05/20	2,934
743	2.000%, 10/01/18	747
620	2.000%, 12/10/18	623
1,419	Series CB8, 1.200%, 09/19/17	1,419
	Royal Bank of Scotland Group plc, (United Kingdom),
4,840	6.100%, 06/10/23	5,138
10,795	6.125%, 12/15/22	11,476
200	Russian Agricultural Bank OJSC Via RSHB Capital SA, (Russia), Reg. S, 7.750%, 05/29/18	212

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
1,697	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	1,711
200	Sberbank of Russia, (Russia), Reg. S, 6.125%, 02/07/22	220
897	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	897
	Societe Generale SA, (France),
800	4.000%, 01/12/27 (e)	779
855	VAR, 7.375%, 09/13/21 (e) (x) (y)	866
1,545	SpareBank 1 Boligkreditt A/S, (Norway), 1.750%, 11/15/19 (e)	1,530
2,600	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	2,590
1,200	Sumitomo Mitsui Financial Group, Inc., (Japan), 2.846%, 01/11/22	1,200
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,831
	Toronto-Dominion Bank (The), (Canada),
570	1.500%, 03/13/17 (e)	570
2,852	1.750%, 07/23/18	2,861
712	1.950%, 01/22/19	716
453	2.250%, 11/05/19	457
372	VAR, 3.625%, 09/15/31	366
200	Ukreximbank Via Biz Finance plc, (Ukraine), Reg. S, 9.750%, 01/22/25	196
	US Bancorp,
2,000	7.500%, 06/01/26	2,581
1,700	Series V, 2.375%, 07/22/26	1,594
2,225	US Bank NA, 1.350%, 01/26/18	2,224
	Vnesheconombank, (Russia),
200	Reg. S, 4.224%, 11/21/18	205
500	Reg. S, 5.942%, 11/21/23	536
3,600	Reg. S, 6.025%, 07/05/22	3,879
	Wachovia Corp.,
1,555	5.750%, 02/01/18	1,615
515	SUB, 7.574%, 08/01/26	652
	Wells Fargo & Co.,
1,607	2.550%, 12/07/20	1,615
613	2.600%, 07/22/20	620
3,475	3.000%, 04/22/26	3,356
10,235	3.000%, 10/23/26	9,833
3,200	3.069%, 01/24/23	3,213
7,565	3.300%, 09/09/24	7,597
403	4.100%, 06/03/26	412
173	4.300%, 07/22/27	180
6,372	4.750%, 12/07/46	6,643
853	5.606%, 01/15/44	1,000
1,665	5.625%, 12/11/17	1,718

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	121

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Banks — continued
750	Wells Fargo Bank NA, 6.000%, 11/15/17	774
	Westpac Banking Corp., (Australia),
356	1.600%, 08/19/19	352
1,281	2.000%, 03/03/20 (e)	1,275
1,000	3.350%, 03/08/27	1,000
942	4.875%, 11/19/19	1,010

		265,885

	Capital Markets — 1.5%
508	Ameriprise Financial, Inc., 2.875%, 09/15/26	489
	Bank of New York Mellon Corp. (The),
510	2.200%, 03/04/19	514
940	2.450%, 11/27/20	945
1,291	2.600%, 08/17/20	1,307
1,930	2.600%, 02/07/22	1,928
530	4.600%, 01/15/20	568
	BlackRock, Inc.,
381	3.375%, 06/01/22	398
315	3.500%, 03/18/24	330
485	4.250%, 05/24/21	522
493	Series 2, 5.000%, 12/10/19	536
	Blackstone Holdings Finance Co. LLC,
159	4.450%, 07/15/45 (e)	152
1,000	5.875%, 03/15/21 (e)	1,121
750	Charles Schwab Corp. (The), 3.225%, 09/01/22	770
950	CME Group, Inc., 3.000%, 09/15/22	973
	Credit Suisse AG, (Switzerland),
889	1.750%, 01/29/18	890
775	3.000%, 10/29/21	783
13,621	3.625%, 09/09/24	13,837
	Deutsche Bank AG, (Germany),
347	2.950%, 08/20/20	346
1,603	3.375%, 05/12/21	1,612
	E*TRADE Financial Corp.,
1,483	4.625%, 09/15/23	1,535
1,360	5.375%, 11/15/22	1,441
	Goldman Sachs Group, Inc. (The),
400	2.300%, 12/13/19	401
1,997	2.600%, 04/23/20	2,010
704	2.625%, 01/31/19	713
1,792	2.750%, 09/15/20	1,807
950	2.875%, 02/25/21	960
666	3.500%, 01/23/25	667
5,000	3.500%, 11/16/26	4,910

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Capital Markets — continued
3,565	3.850%, 07/08/24	3,666
664	3.850%, 01/26/27	671
1,224	4.000%, 03/03/24	1,274
364	4.250%, 10/21/25	373
692	5.250%, 07/27/21	761
1,104	5.375%, 03/15/20	1,198
2,165	5.750%, 01/24/22	2,439
1,430	5.950%, 01/18/18	1,484
965	6.750%, 10/01/37	1,209
205	7.500%, 02/15/19	226
102	Series D, 6.000%, 06/15/20	113
1,500	Series L, VAR, 5.700%, 05/10/19 (x) (y)	1,545
3,308	Series M, VAR, 5.375%, 05/10/20 (x) (y)	3,399
215	Series O, VAR, 5.300%, 11/10/26 (x) (y)	217
761	ING Bank NV, (Netherlands), 2.000%, 11/26/18 (e)	761
565	Intercontinental Exchange, Inc., 2.500%, 10/15/18	573
	Invesco Finance plc,
390	3.750%, 01/15/26	400
1,162	4.000%, 01/30/24	1,221
	Jefferies Group LLC,
950	6.250%, 01/15/36	991
140	6.450%, 06/08/27	157
880	6.875%, 04/15/21	1,005
	Legg Mason, Inc.,
222	4.750%, 03/15/26	234
275	5.625%, 01/15/44	283
	Lehman Brothers Holdings, Inc.,
235	3.600%, 03/13/09 (d)	15
1,000	5.750%, 05/17/49 (d)	65
295	8.500%, 02/01/16 (d)	19
995	Macquarie Bank Ltd., (Australia), 1.600%, 10/27/17 (e)	996
639	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	713
	Morgan Stanley,
1,932	2.650%, 01/27/20	1,953
5,285	3.125%, 07/27/26	5,087
7,115	3.625%, 01/20/27	7,088
3,467	3.700%, 10/23/24	3,541
1,368	3.875%, 01/27/26	1,396
660	4.000%, 07/23/25	683
5,117	4.300%, 01/27/45	5,155
750	4.875%, 11/01/22	808

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Capital Markets — continued
1,617	5.000%, 11/24/25	1,744
113	5.500%, 07/24/20	124
2,779	5.500%, 07/28/21	3,089
310	5.625%, 09/23/19	336
1,050	5.750%, 01/25/21	1,170
320	5.950%, 12/28/17	331
1,250	6.625%, 04/01/18	1,314
1,000	Series F, 3.875%, 04/29/24	1,034
	MSCI, Inc.,
965	5.250%, 11/15/24 (e)	1,018
2,000	5.750%, 08/15/25 (e)	2,130
193	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	215
740	Northern Trust Co. (The), 6.500%, 08/15/18	789
	State Street Corp.,
700	2.650%, 05/19/26	673
459	3.100%, 05/15/23	464
996	3.300%, 12/16/24	1,016
1,364	3.550%, 08/18/25	1,406
935	3.700%, 11/20/23	979
953	TD Ameritrade Holding Corp., 2.950%, 04/01/22	965
	Thomson Reuters Corp.,
1,960	3.950%, 09/30/21	2,037
280	4.700%, 10/15/19	297
200	6.500%, 07/15/18	212
10,000	UBS AG, (Switzerland), 2.375%, 08/14/19	10,066

		125,593

	Consumer Finance — 1.2%
10,000	AerCap Ireland Capital DAC, (Netherlands), 3.950%, 02/01/22	10,336
	Ally Financial, Inc.,
839	3.600%, 05/21/18	854
5,895	4.125%, 03/30/20	6,094
7,111	4.625%, 05/19/22	7,395
580	4.750%, 09/10/18	600
1,500	6.250%, 12/01/17	1,551
4,000	8.000%, 11/01/31	4,920
276	American Express Co., 3.625%, 12/05/24	281
	American Express Credit Corp.,
1,448	2.125%, 03/18/19	1,457
1,001	2.250%, 08/15/19	1,009
405	2.250%, 05/05/21	402
999	2.375%, 05/26/20	1,003
1,452	Series F, 2.600%, 09/14/20	1,468

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Finance — continued
	American Honda Finance Corp.,
1,130	1.500%, 03/13/18	1,131
453	1.600%, 02/16/18 (e)	454
320	2.300%, 09/09/26	300
500	2.900%, 02/16/24	501
835	7.625%, 10/01/18 (e)	912
	Capital One Financial Corp.,
200	3.200%, 02/05/25	197
333	3.750%, 04/24/24	342
840	3.750%, 07/28/26	822
1,356	4.200%, 10/29/25	1,378
	Caterpillar Financial Services Corp.,
2,000	1.700%, 08/09/21	1,945
850	1.931%, 10/01/21 (e)	827
1,242	2.100%, 06/09/19	1,252
581	2.850%, 06/01/22	586
866	FirstCash, Inc., 6.750%, 04/01/21	909
	Ford Motor Credit Co. LLC,
1,592	2.145%, 01/09/18	1,598
476	2.551%, 10/05/18	480
687	3.219%, 01/09/22	691
17,229	3.810%, 01/09/24	17,375
	General Motors Financial Co., Inc.,
2,000	3.450%, 01/14/22	2,028
171	3.700%, 05/09/23	172
616	4.000%, 10/06/26	613
1,000	4.300%, 07/13/25	1,019
7,978	4.350%, 01/17/27	8,122
400	HSBC Finance Corp., 7.350%, 11/27/32	504
2,340	HSBC USA, Inc., 1.625%, 01/16/18	2,342
	John Deere Capital Corp.,
483	1.350%, 01/16/18	483
418	1.550%, 12/15/17	419
630	1.600%, 07/13/18	631
290	1.700%, 01/15/20	288
870	2.050%, 03/10/20	869
610	2.450%, 09/11/20	616
1,000	2.650%, 06/10/26	971
150	2.800%, 03/06/23	150
559	3.350%, 06/12/24	574
515	5.350%, 04/03/18	537
5,660	Navient Corp., 8.450%, 06/15/18	6,049
555	PACCAR Financial Corp., 1.600%, 03/15/17	555
834	Synchrony Financial, 3.700%, 08/04/26	819

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	123

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Consumer Finance — continued
	Toyota Motor Credit Corp.,
2,580	1.450%, 01/12/18	2,583
400	1.550%, 10/18/19	397
720	2.600%, 01/11/22	724

		100,535

	Diversified Financial Services — 0.9%
6,767	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	6,378
390	AerCap Ireland Capital DAC, (Netherlands), 3.500%, 05/26/22	396
900	AIG Global Funding, 1.900%, 10/06/21 (e)	870
	Berkshire Hathaway, Inc.,
1,221	2.750%, 03/15/23	1,225
475	3.000%, 02/11/23	484
1,500	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	1,354
200	Fondo MIVIVIENDA SA, (Peru), Reg. S, 3.500%, 01/31/23	199
	GE Capital International Funding Co. Unlimited Co.,
2,126	2.342%, 11/15/20	2,143
5,562	3.373%, 11/15/25	5,731
8,495	4.418%, 11/15/35	9,094
99	Intelsat Connect Finance SA, (Luxembourg), 12.500%, 04/01/22 (e)	87
	National Rural Utilities Cooperative Finance Corp.,
350	2.950%, 02/07/24	352
2,675	3.050%, 02/15/22	2,735
170	10.375%, 11/01/18	194
	Nationwide Building Society, (United Kingdom),
8,095	2.450%, 07/27/21 (e)	7,997
300	4.000%, 09/14/26 (e)	289
790	Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21 (e)	821
	Shell International Finance BV, (Netherlands),
425	1.125%, 08/21/17	425
2,545	2.125%, 05/11/20	2,552
1,098	2.500%, 09/12/26	1,033
4,045	2.875%, 05/10/26	3,935
4,258	3.750%, 09/12/46	3,995
4,355	4.000%, 05/10/46	4,250
2,500	4.300%, 09/22/19	2,648
	Siemens Financieringsmaatschappij NV, (Germany),
2,150	2.000%, 09/15/23 (e)	2,043
9,900	2.350%, 10/15/26 (e)	9,289

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Financial Services — continued
756	2.900%, 05/27/22 (e)	766
300	6.125%, 08/17/26 (e)	368
1,815	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	1,869

		73,522

	Insurance — 0.8%
651	Allstate Corp. (The), 3.150%, 06/15/23	665
	American International Group, Inc.,
1,500	2.300%, 07/16/19	1,508
2,041	3.875%, 01/15/35	1,908
1,200	4.700%, 07/10/35	1,235
3,750	4.800%, 07/10/45	3,841
240	Aon Corp., 6.250%, 09/30/40	290
	Arch Capital Finance LLC,
386	4.011%, 12/15/26	398
918	5.031%, 12/15/46	982
	Berkshire Hathaway Finance Corp.,
1,000	5.400%, 05/15/18	1,046
500	5.750%, 01/15/40	629
315	Chubb Corp. (The), 5.750%, 05/15/18	331
2,067	Chubb INA Holdings, Inc., 2.875%, 11/03/22	2,090
	CNA Financial Corp.,
373	3.950%, 05/15/24	384
271	4.500%, 03/01/26	287
	CNO Financial Group, Inc.,
1,156	4.500%, 05/30/20	1,199
1,255	5.250%, 05/30/25	1,293
771	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	777
271	Guardian Life Insurance Co. of America (The), 4.850%, 01/24/77 (e)	273
	Jackson National Life Global Funding,
1,775	1.875%, 10/15/18 (e)	1,779
400	2.200%, 01/30/20 (e)	399
575	3.250%, 01/30/24 (e)	579
	Liberty Mutual Group, Inc.,
1,000	6.500%, 03/15/35 (e)	1,221
375	6.500%, 05/01/42 (e)	468
920	7.800%, 03/15/37 (e)	1,063
1,100	Lincoln National Corp., 3.350%, 03/09/25	1,094
2,684	Manulife Financial Corp., (Canada), 4.150%, 03/04/26	2,836
	Marsh & McLennan Cos., Inc.,
1,271	2.350%, 03/06/20	1,275
433	2.750%, 01/30/22	435

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Insurance — continued
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	176
2,085	MassMutual Global Funding II, 2.500%, 10/17/22 (e)	2,042
	MetLife, Inc.,
1,592	3.600%, 11/13/25	1,633
869	4.050%, 03/01/45	848
700	6.375%, 06/15/34	896
	Metropolitan Life Global Funding I,
924	1.500%, 01/10/18 (e)	925
400	2.300%, 04/10/19 (e)	403
1,820	3.000%, 01/10/23 (e)	1,832
649	3.875%, 04/11/22 (e)	685
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	1,972
1,200	9.375%, 08/15/39 (e)	1,868
	New York Life Global Funding,
1,600	1.700%, 09/14/21 (e)	1,547
968	1.950%, 02/11/20 (e)	964
2,039	2.150%, 06/18/19 (e)	2,052
3,500	2.350%, 07/14/26 (e)	3,293
303	New York Life Insurance Co., 6.750%, 11/15/39 (e)	410
400	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	403
1,605	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	2,487
	Pricoa Global Funding I,
1,489	1.600%, 05/29/18 (e)	1,489
1,337	2.200%, 06/03/21 (e)	1,317
	Principal Life Global Funding II,
744	2.250%, 10/15/18 (e)	750
586	3.000%, 04/18/26 (e)	573
	Prudential Financial, Inc.,
205	5.375%, 06/21/20	224
1,200	Series B, 5.750%, 07/15/33	1,417
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	197
500	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44 (e)	549
1,475	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,548
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	921

		63,706

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Thrifts & Mortgage Finance — 0.1%
	BPCE SA, (France),
2,145	1.625%, 01/26/18	2,142
250	3.375%, 12/02/26	247
4,224	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	4,161
2,299	Radian Group, Inc., 7.000%, 03/15/21	2,563

		9,113

	Total Financials	638,354

	Health Care — 1.9%
	Biotechnology — 0.4%
	AbbVie, Inc.,
1,523	2.000%, 11/06/18	1,531
205	2.300%, 05/14/21	202
653	3.200%, 11/06/22	659
600	3.200%, 05/14/26	577
500	3.600%, 05/14/25	498
158	4.300%, 05/14/36	154
1,630	4.450%, 05/14/46	1,575
4,432	4.500%, 05/14/35	4,444
	Amgen, Inc.,
640	3.625%, 05/15/22	663
1,700	3.625%, 05/22/24	1,751
558	4.563%, 06/15/48	558
1,914	4.663%, 06/15/51	1,932
150	5.700%, 02/01/19	161
1,333	Baxalta, Inc., 3.600%, 06/23/22	1,354
700	Biogen, Inc., 2.900%, 09/15/20	714
	Celgene Corp.,
1,456	3.625%, 05/15/24	1,468
1,400	5.700%, 10/15/40	1,556
	Gilead Sciences, Inc.,
1,121	2.500%, 09/01/23	1,086
1,700	3.250%, 09/01/22	1,739
1,546	3.650%, 03/01/26	1,570
1,106	3.700%, 04/01/24	1,138
4,850	4.150%, 03/01/47	4,660

		29,990

	Health Care Equipment & Supplies — 0.2%
	Becton Dickinson and Co.,
2,071	2.675%, 12/15/19	2,102
163	3.734%, 12/15/24	169
400	6.000%, 05/15/39	476
1,600	Covidien International Finance SA, 4.200%, 06/15/20	1,700
2,195	Danaher Corp., 3.350%, 09/15/25	2,269

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	125

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
1,947	Hologic, Inc., 5.250%, 07/15/22 (e)	2,030
	Mallinckrodt International Finance SA,
240	3.500%, 04/15/18	241
228	4.750%, 04/15/23	203
1,039	5.625%, 10/15/23 (e)	997
	Medtronic, Inc.,
1,000	3.500%, 03/15/25	1,027
2,001	4.375%, 03/15/35	2,128
217	4.625%, 03/15/45	236
350	Stryker Corp., 4.625%, 03/15/46	367
	Teleflex, Inc.,
659	4.875%, 06/01/26	664
1,755	5.250%, 06/15/24	1,812

		16,421

	Health Care Providers & Services — 0.7%
	Aetna, Inc.,
546	2.800%, 06/15/23	543
245	4.250%, 06/15/36	248
224	4.500%, 05/15/42	233
820	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	834
	Anthem, Inc.,
577	3.125%, 05/15/22	579
1,505	3.300%, 01/15/23	1,518
687	Ascension Health, 3.945%, 11/15/46	681
815	Cardinal Health, Inc., 2.400%, 11/15/19	822
	Centene Corp.,
1,884	4.750%, 05/15/22	1,952
1,430	4.750%, 01/15/25	1,471
2,675	5.625%, 02/15/21	2,816
1,960	6.125%, 02/15/24	2,127
342	Community Health Systems, Inc., 5.125%, 08/15/18	344
970	DaVita, Inc., 5.000%, 05/01/25	976
	Express Scripts Holding Co.,
198	3.000%, 07/15/23	192
1,250	3.500%, 06/15/24	1,225
1,000	4.500%, 02/25/26	1,039
	Fresenius Medical Care US Finance II, Inc., (Germany),
660	4.125%, 10/15/20 (e)	676
690	4.750%, 10/15/24 (e)	709
346	5.625%, 07/31/19 (e)	369
1,314	5.875%, 01/31/22 (e)	1,434
1,250	6.500%, 09/15/18 (e)	1,322

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — continued
	Fresenius Medical Care US Finance, Inc., (Germany),
750	5.750%, 02/15/21 (e)	817
1,000	6.875%, 07/15/17	1,017
	HCA, Inc.,
947	3.750%, 03/15/19	971
1,050	4.250%, 10/15/19	1,092
1,420	4.500%, 02/15/27	1,417
1,176	4.750%, 05/01/23	1,233
2,050	5.000%, 03/15/24	2,160
950	5.250%, 04/15/25	1,014
725	5.250%, 06/15/26	767
1,352	5.375%, 02/01/25	1,415
2,557	5.875%, 03/15/22	2,822
2,810	6.500%, 02/15/20	3,083
2,309	IASIS Healthcare LLC, 8.375%, 05/15/19	2,257
400	Kaiser Foundation Hospitals, 3.500%, 04/01/22	414
1,265	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	1,271
	LifePoint Health, Inc.,
319	5.375%, 05/01/24 (e)	321
1,216	5.500%, 12/01/21	1,266
	Memorial Sloan-Kettering Cancer Center,
225	4.125%, 07/01/52	221
785	4.200%, 07/01/55	786
363	Providence St Joseph Health Obligated Group, Series H, 2.746%, 10/01/26	345
174	Quest Diagnostics, Inc., 3.450%, 06/01/26	173
	Tenet Healthcare Corp.,
2,103	4.375%, 10/01/21	2,119
2,617	4.500%, 04/01/21	2,650
210	4.750%, 06/01/20	214
1,962	6.000%, 10/01/20	2,080
1,050	6.250%, 11/01/18	1,111
500	VAR, 4.463%, 06/15/20	506
1,075	Texas Health Resources, 4.330%, 11/15/55	1,096
	UnitedHealth Group, Inc.,
2,500	2.875%, 12/15/21	2,542
125	3.350%, 07/15/22	130
806	3.375%, 11/15/21	837
98	4.625%, 07/15/35	109
1,390	6.000%, 02/15/18	1,450

		61,816

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Health Care Technology — 0.0% (g)
	Quintiles IMS, Inc.,
980	4.875%, 05/15/23 (e)	1,008
2,485	5.000%, 10/15/26 (e)	2,522

		3,530

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
834	2.950%, 09/19/26	800
628	3.150%, 01/15/23	630

		1,430

	Pharmaceuticals — 0.6%
	Actavis Funding SCS,
542	3.850%, 06/15/24	551
8,052	4.550%, 03/15/35	8,112
500	Allergan, Inc., 2.800%, 03/15/23	485
1,100	Bayer US Finance LLC, (Germany), 2.375%, 10/08/19 (e)	1,106
	Concordia International Corp., (Canada),
1,870	7.000%, 04/15/23 (e)	729
1,893	9.000%, 04/01/22 (e)	1,666
	GlaxoSmithKline Capital, Inc., (United Kingdom),
400	5.375%, 04/15/34	472
920	6.375%, 05/15/38	1,218
2,000	Johnson & Johnson, 2.450%, 03/01/26	1,924
	Merck & Co., Inc.,
1,953	2.350%, 02/10/22	1,952
562	2.800%, 05/18/23	568
	Mylan NV,
1,000	3.150%, 06/15/21	1,000
1,000	5.250%, 06/15/46	1,001
2,705	Novartis Capital Corp., (Switzerland), 3.400%, 05/06/24	2,796
1,500	Pfizer, Inc., 2.750%, 06/03/26	1,464
745	Pharmacia LLC, 6.600%, 12/01/28	968
450	Roche Holdings, Inc., (Switzerland), 2.250%, 09/30/19 (e)	454
1,057	Shire Acquisitions Investments Ireland DAC, 2.875%, 09/23/23	1,023
16,573	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 3.150%, 10/01/26	15,259
	Valeant Pharmaceuticals International, Inc.,
35	5.500%, 03/01/23 (e)	28
2,443	5.875%, 05/15/23 (e)	1,965
535	6.375%, 10/15/20 (e)	487
1,495	6.750%, 08/15/21 (e)	1,349
3,515	7.250%, 07/15/22 (e)	3,164

		49,741

	Total Health Care	162,928

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Industrials — 2.1%
	Aerospace & Defense — 0.4%
589	Airbus Group Finance BV, (France), 2.700%, 04/17/23 (e)	583
	Arconic, Inc.,
2,820	5.125%, 10/01/24	2,912
1,581	5.400%, 04/15/21	1,693
940	5.720%, 02/23/19	997
3,364	5.870%, 02/23/22	3,650
639	6.150%, 08/15/20	700
2,265	6.750%, 01/15/28	2,491
	BAE Systems Holdings, Inc., (United Kingdom),
1,350	3.800%, 10/07/24 (e)	1,396
145	6.375%, 06/01/19 (e)	159
400	Boeing Co. (The), 6.125%, 02/15/33	516
2,038	Bombardier, Inc., (Canada), 8.750%, 12/01/21 (e)	2,257
308	General Dynamics Corp., 1.875%, 08/15/23	294
2,745	L3 Technologies, Inc., 3.850%, 12/15/26	2,791
	Lockheed Martin Corp.,
600	3.800%, 03/01/45	573
1,311	4.070%, 12/15/42	1,305
155	Series B, 6.150%, 09/01/36	197
1,000	Orbital ATK, Inc., 5.500%, 10/01/23	1,040
3,035	Precision Castparts Corp., 3.250%, 06/15/25	3,061
	Raytheon Co.,
280	3.150%, 12/15/24	286
730	4.875%, 10/15/40	837
570	Textron, Inc., 3.650%, 03/15/27	568
689	TransDigm, Inc., 6.500%, 05/15/25 (e)	705
700	Triumph Group, Inc., 4.875%, 04/01/21	667
2,471	United Technologies Corp., 4.500%, 06/01/42	2,662

		32,340

	Air Freight & Logistics — 0.0% (g)
669	FedEx Corp., 3.900%, 02/01/35	649
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	336
534	United Parcel Service, Inc., 2.450%, 10/01/22	535

		1,520

	Airlines — 0.0% (g)
1,375	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	1,426
875	United Continental Holdings, Inc., 5.000%, 02/01/24	872

		2,298

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	127

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Building Products — 0.2%
	Johnson Controls International plc,
453	3.900%, 02/14/26	470
1,390	5.700%, 03/01/41	1,608
323	SUB, 3.625%, 07/02/24	331
1,180	SUB, 4.950%, 07/02/64	1,231
	Masco Corp.,
904	4.450%, 04/01/25	943
2,982	5.950%, 03/15/22	3,353
95	7.125%, 03/15/20	108
800	Masonite International Corp., Class C, 5.625%, 03/15/23 (e)	826
	Standard Industries, Inc.,
1,800	5.000%, 02/15/27 (e)	1,836
382	5.125%, 02/15/21 (e)	398
1,965	5.375%, 11/15/24 (e)	2,020
639	5.500%, 02/15/23 (e)	665
2,205	6.000%, 10/15/25 (e)	2,343

		16,132

	Commercial Services & Supplies — 0.3%
1,283	ACCO Brands Corp., 5.250%, 12/15/24 (e)	1,299
	ADT Corp. (The),
1,750	3.500%, 07/15/22	1,660
6,563	4.125%, 06/15/23	6,317
350	5.250%, 03/15/20	371
1,257	Aramark Services, Inc., 5.125%, 01/15/24	1,317
1,200	Brambles USA, Inc., (Australia), 5.350%, 04/01/20 (e)	1,290
	Covanta Holding Corp.,
750	5.875%, 03/01/24	761
1,500	6.375%, 10/01/22	1,547
5,494	ILFC E-Capital Trust I, VAR, 4.670%, 12/21/65 (e)	5,164
600	ILFC E-Capital Trust II, VAR, 4.920%, 12/21/65 (e)	560
	Park Aerospace Holdings Ltd., (Ireland),
782	5.250%, 08/15/22 (e)	815
811	5.500%, 02/15/24 (e)	848
429	President & Fellows of Harvard College, 3.300%, 07/15/56	394
	Quebecor World Capital Corp.,
1,145	6.125%, 01/15/16 (d)	—	(h)
1,160	6.500%, 08/01/27 (d)	—	(h)
	Republic Services, Inc.,
245	2.900%, 07/01/26	237
348	3.550%, 06/01/22	362
190	4.750%, 05/15/23	210

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Services & Supplies — continued
	Waste Management, Inc.,
248	2.400%, 05/15/23	243
936	3.125%, 03/01/25	944
535	3.500%, 05/15/24	554
294	3.900%, 03/01/35	295
792	West Corp., 4.750%, 07/15/21 (e)	812

		26,000

	Construction & Engineering — 0.2%
	ABB Finance USA, Inc., (Switzerland),
75	1.625%, 05/08/17	75
303	2.875%, 05/08/22	306
326	4.375%, 05/08/42	348
	AECOM,
5,263	5.125%, 03/15/27 (e)	5,348
1,875	5.875%, 10/15/24	2,048
360	Fluor Corp., 3.375%, 09/15/21	371
3,465	MasTec, Inc., 4.875%, 03/15/23	3,465
1,216	Tutor Perini Corp., 7.625%, 11/01/18	1,222

		13,183

	Electrical Equipment — 0.1%
	Eaton Corp.,
900	2.750%, 11/02/22	903
550	5.600%, 05/15/18	575
425	Emerson Electric Co., 5.250%, 11/15/39	496
2,547	EnerSys, 5.000%, 04/30/23 (e)	2,591
	Sensata Technologies BV,
1,000	4.875%, 10/15/23 (e)	1,021
554	5.000%, 10/01/25 (e)	562
170	5.625%, 11/01/24 (e)	180

		6,328

	Industrial Conglomerates — 0.2%
200	CITIC Ltd., (China), Reg. S, 6.800%, 01/17/23	236
	General Electric Co.,
436	1.600%, 11/20/17	437
629	2.200%, 01/09/20	637
4,671	2.300%, 04/27/17	4,684
251	2.700%, 10/09/22	254
215	3.150%, 09/07/22	222
250	3.375%, 03/11/24	260
85	5.300%, 02/11/21	94
94	5.500%, 01/08/20	104
1,110	5.875%, 01/14/38	1,424
JPY 100,000	Series 15BR, 2.215%, 11/20/20	950
315	Series A, 6.750%, 03/15/32	429

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Industrial Conglomerates — continued
	Hutchison Whampoa International 12 II Ltd., (Hong Kong),
437	2.000%, 11/08/17 (e)	437
257	3.250%, 11/08/22 (e)	262
2,037	Pentair Finance SA, (United Kingdom), 2.900%, 09/15/18	2,062
134	Roper Technologies, Inc., 3.800%, 12/15/26	136

		12,628

	Machinery — 0.1%
813	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	829
1,000	Bluewater Holding BV, (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	730
1,515	Briggs & Stratton Corp., 6.875%, 12/15/20	1,659
	Caterpillar, Inc.,
198	2.600%, 06/26/22	198
680	3.803%, 08/15/42	665
2,104	Illinois Tool Works, Inc., 3.900%, 09/01/42	2,153
135	Ingersoll-Rand Co., 7.200%, 06/01/25	152
	Oshkosh Corp.,
1,400	5.375%, 03/01/22	1,458
220	5.375%, 03/01/25	228
	Parker-Hannifin Corp.,
438	3.300%, 11/21/24	446
440	6.250%, 05/15/38	567
1,749	Terex Corp., 5.625%, 02/01/25 (e)	1,795

		10,880

	Marine — 0.0% (g)
2,365	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.500%, 11/02/20 (e)	2,247
1,138	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	228

		2,475

	Professional Services — 0.0% (g)
244	FTI Consulting, Inc., 6.000%, 11/15/22	254
	IHS Markit Ltd.,
1,408	4.750%, 02/15/25 (e)	1,451
2,110	5.000%, 11/01/22 (e)	2,218

		3,923

	Road & Rail — 0.4%
	Ashtead Capital, Inc., (United Kingdom),
4,890	5.625%, 10/01/24 (e)	5,183
1,058	6.500%, 07/15/22 (e)	1,107

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Road & Rail — continued
	Burlington Northern Santa Fe LLC,
162	3.000%, 03/15/23	165
2,500	3.050%, 09/01/22	2,563
510	4.375%, 09/01/42	531
1,630	4.700%, 09/01/45	1,806
220	5.650%, 05/01/17	222
750	6.150%, 05/01/37	970
1,150	6.700%, 08/01/28	1,497
100	7.082%, 05/13/29	133
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,240
	Canadian Pacific Railway Co., (Canada),
1,680	4.500%, 01/15/22	1,806
1,456	6.125%, 09/15/15[2]	1,760
165	7.250%, 05/15/19	184
280	9.450%, 08/01/21	351
	CSX Corp.,
875	2.600%, 11/01/26	821
284	3.950%, 05/01/50	262
	ERAC USA Finance LLC,
470	2.700%, 11/01/23 (e)	451
200	3.300%, 10/15/22 (e)	202
250	6.375%, 10/15/17 (e)	257
800	6.700%, 06/01/34 (e)	983
291	7.000%, 10/15/37 (e)	376
460	JB Hunt Transport Services, Inc., 3.850%, 03/15/24	473
400	Kazakhstan Temir Zholy Finance BV, (Kazakhstan), Reg. S, 6.950%, 07/10/42	425
	Norfolk Southern Corp.,
462	2.903%, 02/15/23	460
1,415	3.250%, 12/01/21	1,454
506	6.000%, 05/23/11[4]	606
1,767	Penske Truck Leasing Co. LP, 3.375%, 02/01/22 (e)	1,799
	Ryder System, Inc.,
500	2.450%, 11/15/18	505
325	2.450%, 09/03/19	327
840	2.650%, 03/02/20	849
200	Transnet SOC Ltd., (South Africa), Reg. S, 4.000%, 07/26/22	197
	Union Pacific Corp.,
225	2.250%, 02/15/19	228
341	4.163%, 07/15/22	368
283	4.300%, 06/15/42	298

		30,859

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	129

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Trading Companies & Distributors — 0.2%
2,025	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	1,883
	Air Lease Corp.,
445	2.125%, 01/15/20	440
242	3.000%, 09/15/23	238
	Aircastle Ltd.,
1,196	5.000%, 04/01/23	1,260
1,647	5.125%, 03/15/21	1,758
475	5.500%, 02/15/22	513
213	6.250%, 12/01/19	232
1,885	7.625%, 04/15/20	2,137
1,000	Aviation Capital Group Corp., 2.875%, 01/20/22 (e)	995
200	Fly Leasing Ltd., (Ireland), 6.750%, 12/15/20	210
1,000	International Lease Finance Corp., 8.625%, 01/15/22	1,238
	United Rentals North America, Inc.,
2,178	4.625%, 07/15/23	2,236
305	5.500%, 07/15/25	322
240	5.500%, 05/15/27	245
1,220	5.750%, 11/15/24	1,293
1,040	5.875%, 09/15/26	1,093
1,500	6.125%, 06/15/23	1,575
680	WESCO Distribution, Inc., 5.375%, 06/15/24	700
	WW Grainger, Inc.,
436	3.750%, 05/15/46	418
791	4.600%, 06/15/45	866

		19,652

	Total Industrials	178,218

	Information Technology — 2.4%
	Communications Equipment — 0.4%
3,170	Alcatel-Lucent USA, Inc., (France), 6.450%, 03/15/29	3,503
	Avaya, Inc.,
9,230	7.000%, 04/01/19 (d) (e)	7,373
2,390	10.500%, 03/01/21 (d) (e)	657
	Cisco Systems, Inc.,
1,780	1.850%, 09/20/21	1,746
6,500	2.200%, 02/28/21	6,508
149	2.900%, 03/04/21	153
3,751	3.000%, 06/15/22	3,841
500	5.500%, 01/15/40	618
375	5.900%, 02/15/39	483
	CommScope, Inc.,
602	4.375%, 06/15/20 (e)	618
1,000	5.500%, 06/15/24 (e)	1,047

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Communications Equipment — continued
1,868	Goodman Networks, Inc., 12.125%, 07/01/18	747
1,178	Harris Corp., 4.854%, 04/27/35	1,272
	Nokia OYJ, (Finland),
783	5.375%, 05/15/19	828
1,448	6.625%, 05/15/39	1,546
930	Plantronics, Inc., 5.500%, 05/31/23 (e)	947

		31,887

	Electronic Equipment, Instruments & Components — 0.1%
1,380	Anixter, Inc., 5.500%, 03/01/23	1,445
	Arrow Electronics, Inc.,
653	4.000%, 04/01/25	657
250	6.000%, 04/01/20	272
100	7.500%, 01/15/27	121
	CDW LLC,
1,000	5.000%, 09/01/23	1,030
2,550	5.000%, 09/01/25	2,587
1,000	5.500%, 12/01/24	1,050
292	6.000%, 08/15/22	309

		7,471

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
2,491	2.600%, 07/15/22	2,434
1,742	3.450%, 08/01/24	1,737
	Match Group, Inc.,
280	6.375%, 06/01/24	302
500	6.750%, 12/15/22	528

		5,001

	IT Services — 0.1%
450	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	448
491	Black Knight InfoServ LLC, 5.750%, 04/15/23	513
	First Data Corp.,
2,584	5.000%, 01/15/24 (e)	2,639
396	5.375%, 08/15/23 (e)	412
	International Business Machines Corp.,
720	4.000%, 06/20/42	723
770	5.875%, 11/29/32	976
650	7.000%, 10/30/25	835
1,350	Visa, Inc., 2.800%, 12/14/22	1,367

		7,913

	Semiconductors & Semiconductor Equipment — 0.4%
	Analog Devices, Inc.,
366	3.125%, 12/05/23	366
5,010	3.500%, 12/05/26	4,999
283	4.500%, 12/05/36	284

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
	Broadcom Corp.,
2,108	3.625%, 01/15/24 (e)	2,125
8,498	3.875%, 01/15/27 (e)	8,557
	Intel Corp.,
825	2.600%, 05/19/26	799
565	2.700%, 12/15/22	572
605	3.100%, 07/29/22	624
634	3.300%, 10/01/21	663
326	3.700%, 07/29/25	343
	Micron Technology, Inc.,
2,285	5.250%, 08/01/23 (e)	2,305
626	5.250%, 01/15/24 (e)	634
909	5.500%, 02/01/25	939
583	5.625%, 01/15/26 (e)	599
126	5.875%, 02/15/22	131
946	7.500%, 09/15/23 (e)	1,055
	NXP BV, (Netherlands),
1,298	4.125%, 06/15/20 (e)	1,350
2,386	4.125%, 06/01/21 (e)	2,475
1,485	4.625%, 06/15/22 (e)	1,578
500	5.750%, 02/15/21 (e)	515
500	5.750%, 03/15/23 (e)	527
1,307	Qorvo, Inc., 6.750%, 12/01/23	1,425
1,578	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	1,700
462	Texas Instruments, Inc., 1.650%, 08/03/19	461
2,074	Versum Materials, Inc., 5.500%, 09/30/24 (e)	2,170

		37,196

	Software — 0.7%
655	Intuit, Inc., 5.750%, 03/15/17	656
	Microsoft Corp.,
519	2.125%, 11/15/22	508
25	2.375%, 02/12/22	25
11	2.375%, 05/01/23	11
5,265	2.650%, 11/03/22	5,309
500	2.875%, 02/06/24	503
14,901	3.300%, 02/06/27	15,192
2,000	3.450%, 08/08/36	1,917
545	3.625%, 12/15/23	574
870	4.100%, 02/06/37	902
2,575	4.450%, 11/03/45	2,740
595	4.500%, 10/01/40	642
762	4.500%, 02/06/57	791

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Software — continued
	Open Text Corp., (Canada),
287	5.625%, 01/15/23 (e)	301
2,606	5.875%, 06/01/26 (e)	2,736
	Oracle Corp.,
495	2.400%, 09/15/23	484
787	2.500%, 05/15/22	787
1,821	2.500%, 10/15/22	1,815
1,500	3.900%, 05/15/35	1,501
9,500	4.000%, 07/15/46	9,276
4,818	4.300%, 07/08/34	5,091
5,215	4.375%, 05/15/55	5,224
241	5.375%, 07/15/40	284
2,056	Symantec Corp., 5.000%, 04/15/25 (e)	2,110

		59,379

	Technology Hardware, Storage & Peripherals — 0.7%
	Apple, Inc.,
2,348	2.150%, 02/09/22	2,320
1,648	2.400%, 05/03/23	1,622
1,000	2.500%, 02/09/25	967
2,580	2.700%, 05/13/22	2,606
1,270	2.850%, 05/06/21	1,302
1,757	3.000%, 02/09/24	1,776
372	3.250%, 02/23/26	377
9,173	3.350%, 02/09/27	9,307
7,945	3.850%, 08/04/46	7,647
1,123	4.500%, 02/23/36	1,221
	Diamond 1 Finance Corp.,
5	3.480%, 06/01/19 (e)	5
411	4.420%, 06/15/21 (e)	431
2,119	5.450%, 06/15/23 (e)	2,289
2,721	5.875%, 06/15/21 (e)	2,879
5,489	6.020%, 06/15/26 (e)	6,052
2,246	7.125%, 06/15/24 (e)	2,482
531	Diebold Nixdorf, Inc., 8.500%, 04/15/24	583
	EMC Corp.,
2,190	2.650%, 06/01/20	2,134
3,910	3.375%, 06/01/23	3,738
	HP, Inc.,
524	4.300%, 06/01/21	553
290	4.375%, 09/15/21	309
141	6.000%, 09/15/41	145
	NCR Corp.,
343	5.000%, 07/15/22	351
522	6.375%, 12/15/23	558

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	131

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — continued
	Western Digital Corp.,
1,680	7.375%, 04/01/23 (e)	1,838
3,918	10.500%, 04/01/24	4,579

		58,071

	Total Information Technology	206,918

	Materials — 1.8%
	Chemicals — 0.5%
	Agrium, Inc., (Canada),
511	4.125%, 03/15/35	487
1,875	5.250%, 01/15/45	2,048
	Air Liquide Finance SA, (France),
1,325	1.750%, 09/27/21 (e)	1,288
7,795	2.250%, 09/27/23 (e)	7,493
	Blue Cube Spinco, Inc.,
1,843	9.750%, 10/15/23	2,198
4,184	10.000%, 10/15/25	5,083
	CF Industries, Inc.,
623	3.400%, 12/01/21 (e)	625
1,140	3.450%, 06/01/23	1,059
897	4.500%, 12/01/26 (e)	919
1,136	5.150%, 03/15/34	1,076
293	5.375%, 03/15/44	260
	Dow Chemical Co. (The),
121	3.000%, 11/15/22	122
121	4.125%, 11/15/21	129
	Ecolab, Inc.,
363	1.450%, 12/08/17	363
892	2.250%, 01/12/20	893
1,027	3.250%, 01/14/23	1,046
	EI du Pont de Nemours & Co.,
851	4.900%, 01/15/41	931
625	6.500%, 01/15/28	773
179	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	203
587	Hexion, Inc., 6.625%, 04/15/20	546
328	Koppers, Inc., 6.000%, 02/15/25 (e)	341
705	Monsanto Co., 4.700%, 07/15/64	679
	Mosaic Co. (The),
783	4.250%, 11/15/23	814
429	4.875%, 11/15/41	403
364	5.450%, 11/15/33	380
100	5.625%, 11/15/43	105
	NOVA Chemicals Corp., (Canada),
372	5.000%, 05/01/25 (e)	377
1,255	5.250%, 08/01/23 (e)	1,289

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Chemicals — continued
240	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	247
4,100	OCP SA, (Morocco), Reg. S, 5.625%, 04/25/24	4,331
3,288	PolyOne Corp., 5.250%, 03/15/23	3,387
685	Praxair, Inc., 2.650%, 02/05/25	674
	Scotts Miracle-Gro Co. (The),
417	5.250%, 12/15/26 (e)	426
375	6.000%, 10/15/23	399
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,686
584	Valvoline, Inc., 5.500%, 07/15/24 (e)	616
	WR Grace & Co.-Conn,
300	5.125%, 10/01/21 (e)	316
100	5.625%, 10/01/24 (e)	106

		44,118

	Construction Materials — 0.1%
	Cemex SAB de CV, (Mexico),
1,260	5.700%, 01/11/25 (e)	1,295
555	6.125%, 05/05/25 (e)	580
5,950	7.250%, 01/15/21 (e)	6,389
1,249	CRH America, Inc., (Ireland), 5.125%, 05/18/45 (e)	1,389
	US Concrete, Inc.,
770	6.375%, 06/01/24	814
55	6.375%, 06/01/24 (e)	58

		10,525

	Containers & Packaging — 0.3%
2,200	Ardagh Packaging Finance plc, (Ireland), 4.250%, 09/15/22 (e)	2,233
	Ball Corp.,
1,550	4.000%, 11/15/23	1,548
900	4.375%, 12/15/20	945
1,150	5.000%, 03/15/22	1,218
1,690	5.250%, 07/01/25	1,793
1,050	Cascades, Inc., (Canada), 5.500%, 07/15/22 (e)	1,066
421	Constar International, Inc., 11.000%, 12/31/17 (d)	2
	Crown Americas LLC,
1,850	4.250%, 09/30/26 (e)	1,783
966	4.500%, 01/15/23	991
	Graphic Packaging International, Inc.,
576	4.750%, 04/15/21	606
975	4.875%, 11/15/22	1,016
	International Paper Co.,
1,071	3.000%, 02/15/27	1,014
1,269	8.700%, 06/15/38	1,841

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Containers & Packaging — continued
	Sealed Air Corp.,
515	4.875%, 12/01/22 (e)	532
2,365	5.125%, 12/01/24 (e)	2,472
1,250	5.250%, 04/01/23 (e)	1,313
800	5.500%, 09/15/25 (e)	854
275	6.500%, 12/01/20 (e)	309
826	Silgan Holdings, Inc., 5.500%, 02/01/22	853

		22,389

	Metals & Mining — 0.8%
1,999	Alcoa Nederland Holding BV, 6.750%, 09/30/24 (e)	2,174
	Anglo American Capital plc, (United Kingdom),
1,160	4.125%, 04/15/21 (e)	1,195
2,965	4.450%, 09/27/20 (e)	3,104
3,164	4.875%, 05/14/25 (e)	3,283
	ArcelorMittal, (Luxembourg),
2,140	6.125%, 06/01/25	2,405
1,420	6.250%, 08/05/20	1,552
8,380	7.000%, 02/25/22	9,532
426	8.000%, 10/15/39	496
	BHP Billiton Finance USA Ltd., (Australia),
1,000	5.000%, 09/30/43	1,152
575	5.400%, 03/29/17	577
120	6.500%, 04/01/19	132
1,642	BlueScope Steel Finance Ltd., (Australia), 6.500%, 05/15/21 (e)	1,749
200	Cia Minera Milpo SAA, (Peru), Reg. S, 4.625%, 03/28/23	202
1,289	Commercial Metals Co., 4.875%, 05/15/23	1,318
950	Corp. Nacional del Cobre de Chile, (Chile), Reg. S, 4.500%, 09/16/25	1,006
	Freeport-McMoRan, Inc.,
1,010	2.150%, 03/01/17	1,010
2,045	3.100%, 03/15/20	2,003
1,030	3.550%, 03/01/22	955
5,970	3.875%, 03/15/23	5,492
3,310	4.000%, 11/14/21	3,178
1,130	4.550%, 11/14/24	1,057
4,900	5.450%, 03/15/43	4,190
100	Glencore Finance Canada Ltd., (Switzerland), 6.900%, 11/15/37 (e)	119
1,236	Kaiser Aluminum Corp., 5.875%, 05/15/24	1,298
	Nucor Corp.,
1,000	4.000%, 08/01/23	1,059
1,910	6.400%, 12/01/37	2,460

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — continued
660	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	774
199	Rio Tinto Finance USA Ltd., (United Kingdom), 9.000%, 05/01/19	228
	Steel Dynamics, Inc.,
690	5.000%, 12/15/26 (e)	712
1,422	5.125%, 10/01/21	1,467
420	5.250%, 04/15/23	437
870	5.500%, 10/01/24	922
795	6.375%, 08/15/22	831
	Teck Resources Ltd., (Canada),
415	3.000%, 03/01/19	425
1,001	3.750%, 02/01/23	976
1,085	8.000%, 06/01/21 (e)	1,206
1,279	8.500%, 06/01/24 (e)	1,493
390	United States Steel Corp., 8.375%, 07/01/21 (e)	439
700	Vale Canada Ltd., (Brazil), 7.200%, 09/15/32	747
	Vale Overseas Ltd., (Brazil),
1,076	6.250%, 08/10/26	1,181
1,400	6.875%, 11/21/36	1,522

		66,058

	Paper & Forest Products — 0.1%
	Clearwater Paper Corp.,
1,145	4.500%, 02/01/23	1,122
750	5.375%, 02/01/25 (e)	748
3,863	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	3,419

		5,289

	Total Materials	148,379

	Real Estate — 0.5%
	Equity Real Estate Investment Trusts (REITs) — 0.5%
	American Tower Corp.,
2,730	3.375%, 10/15/26	2,610
1,300	4.000%, 06/01/25	1,312
	American Tower Trust I,
723	1.551%, 03/15/18 (e)	721
200	3.070%, 03/15/23 (e)	200
	AvalonBay Communities, Inc.,
385	2.900%, 10/15/26	370
94	3.900%, 10/15/46	90
	Boston Properties LP,
1,278	3.650%, 02/01/26	1,282
1,302	3.800%, 02/01/24	1,342
800	5.625%, 11/15/20	884

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	133

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
1,584	Communications Sales & Leasing, Inc., 6.000%, 04/15/23 (e)	1,663
	Crown Castle International Corp.,
380	4.000%, 03/01/27	382
761	5.250%, 01/15/23	833
	Duke Realty LP,
180	3.250%, 06/30/26	176
1,519	3.875%, 10/15/22	1,587
1,100	DuPont Fabros Technology LP, 5.625%, 06/15/23	1,145
	Equinix, Inc.,
1,000	4.875%, 04/01/20	1,025
208	5.375%, 01/01/22	219
3,395	5.750%, 01/01/25	3,599
1,013	5.875%, 01/15/26	1,082
	Equity Commonwealth,
1,865	5.875%, 09/15/20	2,002
300	6.650%, 01/15/18	305
735	ERP Operating LP, 2.850%, 11/01/26	696
1,064	HCP, Inc., 3.875%, 08/15/24	1,078
	Hospitality Properties Trust,
313	4.500%, 06/15/23	323
530	4.950%, 02/15/27	541
3,500	Iron Mountain, Inc., 5.750%, 08/15/24	3,592
948	National Retail Properties, Inc., 3.600%, 12/15/26	940
	Prologis LP,
1,236	3.750%, 11/01/25	1,276
350	4.250%, 08/15/23	373
2,018	Realty Income Corp., 3.875%, 07/15/24	2,085
	Simon Property Group LP,
2,328	2.500%, 07/15/21	2,332
492	4.375%, 03/01/21	527
415	6.750%, 02/01/40	557
	Ventas Realty LP,
448	3.500%, 02/01/25	440
588	3.750%, 05/01/24	595
304	4.125%, 01/15/26	311
	VEREIT Operating Partnership LP,
345	4.125%, 06/01/21	352
800	4.600%, 02/06/24	821
76	4.875%, 06/01/26	80
282	Weyerhaeuser Co., 7.375%, 03/15/32	372

		40,120

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Real Estate Management & Development — 0.0% (g)
420	Kennedy-Wilson, Inc., 5.875%, 04/01/24	441
200	Shimao Property Holdings Ltd., (Hong Kong), Reg. S, 8.375%, 02/10/22	224

		665

	Total Real Estate	40,785

	Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 1.9%
1,160	Altice Financing SA, (Luxembourg), 7.500%, 05/15/26 (e)	1,246
	AT&T, Inc.,
996	3.000%, 06/30/22	989
1,260	3.600%, 02/17/23	1,271
530	3.800%, 03/15/22	547
2,000	3.800%, 03/01/24	2,020
225	3.875%, 08/15/21	233
2,202	3.950%, 01/15/25	2,215
13,000	4.125%, 02/17/26	13,198
1,543	4.300%, 12/15/42	1,381
466	4.350%, 06/15/45	412
407	4.750%, 05/15/46	380
4,200	4.800%, 06/15/44	3,964
2,000	5.250%, 03/01/37	2,061
1,030	5.350%, 09/01/40	1,051
4,715	5.450%, 03/01/47	4,849
610	5.500%, 02/01/18	631
580	6.000%, 08/15/40	638
1,500	6.300%, 01/15/38	1,706
600	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	744
2,025	BellSouth LLC, 6.875%, 10/15/31	2,378
	CCO Holdings LLC,
1,000	5.125%, 05/01/23 (e)	1,037
1,590	5.125%, 05/01/27 (e)	1,652
576	5.250%, 03/15/21	592
696	5.375%, 05/01/25 (e)	729
1,860	5.500%, 05/01/26 (e)	1,974
167	5.750%, 09/01/23	175
6,455	5.750%, 02/15/26 (e)	6,907
6,200	5.875%, 04/01/24 (e)	6,649
592	5.875%, 05/01/27 (e)	636
1,075	Consolidated Communications, Inc., 6.500%, 10/01/22	1,072
	Deutsche Telekom International Finance BV, (Germany),
100	6.750%, 08/20/18	107
1,000	8.750%, 06/15/30	1,475

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Diversified Telecommunication Services — continued
19,054	Embarq Corp., 7.995%, 06/01/36	19,117
	Frontier Communications Corp.,
1,895	6.250%, 09/15/21	1,810
2,795	8.500%, 04/15/20	2,966
1,840	9.000%, 08/15/31	1,633
8,033	9.250%, 07/01/21	8,475
3,469	10.500%, 09/15/22	3,612
6,527	11.000%, 09/15/25	6,559
1,000	GTE Corp., 6.940%, 04/15/28	1,255
1,837	Hughes Satellite Systems Corp., 5.250%, 08/01/26 (e)	1,867
	Intelsat Jackson Holdings SA, (Luxembourg),
5,000	7.250%, 04/01/19	4,787
2,922	7.250%, 10/15/20	2,703
4,200	8.000%, 02/15/24 (e)	4,547
	Level 3 Financing, Inc.,
5,197	5.250%, 03/15/26 (e)	5,262
1,162	5.375%, 01/15/24	1,194
2,444	5.625%, 02/01/23	2,523
763	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	763
1,190	Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,128
765	Qwest Corp., 7.250%, 09/15/25	832
400	Sprint Capital Corp., 8.750%, 03/15/32	480
190	Telecom Italia Capital SA, (Italy), 7.721%, 06/04/38	210
	Telefonica Emisiones SAU, (Spain),
82	5.134%, 04/27/20	88
138	5.462%, 02/16/21	151
2,225	UPCB Finance IV Ltd., (Netherlands), 5.375%, 01/15/25 (e)	2,275
	Verizon Communications, Inc.,
776	2.625%, 08/15/26	711
934	3.450%, 03/15/21	964
590	3.500%, 11/01/24	591
1,300	3.850%, 11/01/42	1,102
2,102	4.150%, 03/15/24	2,188
482	4.400%, 11/01/34	463
934	4.500%, 09/15/20	996
646	4.522%, 09/15/48	592
2,071	4.672%, 03/15/55	1,892
1,288	4.812%, 03/15/39 (e)	1,275
6,516	4.862%, 08/21/46	6,389
2,970	5.012%, 04/15/49 (e)	2,915
257	5.012%, 08/21/54	249

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
	Virgin Media Finance plc, (United Kingdom),
350	5.750%, 01/15/25 (e)	359
1,600	6.375%, 04/15/23 (e)	1,680
395	Virgin Media Secured Finance plc, (United Kingdom), 5.250%, 01/15/26 (e)	399
1,287	Wind Acquisition Finance SA, (Italy), 4.750%, 07/15/20 (e)	1,308
2,000	Zayo Group LLC, 6.000%, 04/01/23	2,115

		165,344

	Wireless Telecommunication Services — 0.4%
	America Movil SAB de CV, (Mexico),
1,266	3.125%, 07/16/22	1,261
300	6.125%, 03/30/40	350
	Crown Castle Towers LLC,
1,110	3.663%, 05/15/25 (e)	1,109
1,220	6.113%, 01/15/20 (e)	1,330
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	257
3,329	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	3,441
	Sprint Communications, Inc.,
2,225	7.000%, 03/01/20 (e)	2,431
2,160	7.000%, 08/15/20	2,330
1,669	9.000%, 11/15/18 (e)	1,828
	Sprint Corp.,
110	7.125%, 06/15/24	119
88	7.250%, 09/15/21	96
189	7.875%, 09/15/23	210
	T-Mobile USA, Inc.,
277	5.250%, 09/01/18	280
806	6.000%, 03/01/23	852
418	6.000%, 04/15/24	446
867	6.125%, 01/15/22	919
5,676	6.250%, 04/01/21	5,875
1,460	6.375%, 03/01/25	1,569
188	6.464%, 04/28/19	189
906	6.500%, 01/15/24	974
1,262	6.500%, 01/15/26	1,387
1,294	6.625%, 04/01/23	1,374
265	6.633%, 04/28/21	276
1,803	6.731%, 04/28/22	1,875
159	6.836%, 04/28/23	170
	Vodafone Group plc, (United Kingdom),
587	1.500%, 02/19/18	587
573	1.625%, 03/20/17	573

		32,108

	Total Telecommunication Services	197,452

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	135

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Utilities — 1.5%
	Electric Utilities — 0.6%
	Alabama Power Co.,
234	3.750%, 03/01/45	226
1,250	5.500%, 03/15/41	1,501
891	6.125%, 05/15/38	1,124
589	Arizona Public Service Co., 2.200%, 01/15/20	591
1,016	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,020
	DTE Electric Co.,
340	3.900%, 06/01/21	359
381	3.950%, 06/15/42	381
	Duke Energy Carolinas LLC,
3,005	4.300%, 06/15/20	3,216
200	5.250%, 01/15/18	206
1,100	6.050%, 04/15/38	1,417
361	Duke Energy Corp., 2.650%, 09/01/26	339
115	Duke Energy Florida LLC, 5.650%, 06/15/18	121
280	Duke Energy Indiana LLC, 3.750%, 07/15/20	294
	Duke Energy Progress LLC,
607	2.800%, 05/15/22	617
200	3.250%, 08/15/25	203
305	4.100%, 05/15/42	312
90	5.300%, 01/15/19	96
500	6.300%, 04/01/38	649
526	Electricite de France SA, (France), 2.150%, 01/22/19 (e)	527
1,200	Enel Finance International NV, (Italy), 5.125%, 10/07/19 (e)	1,282
782	Entergy Corp., 2.950%, 09/01/26	746
3,000	Entergy Louisiana LLC, 3.050%, 06/01/31	2,859
	Eskom Holdings SOC Ltd., (South Africa),
200	Reg. S, 6.750%, 08/06/23	207
300	Reg. S, 7.125%, 02/11/25	310
1,355	Exelon Corp., 4.450%, 04/15/46	1,355
140	Georgia Power Co., 5.950%, 02/01/39	172
200	Hrvatska Elektroprivreda, (Croatia), Reg. S, 5.875%, 10/23/22	212
	Hydro-Quebec, (Canada),
1,028	9.400%, 02/01/21	1,276
1,000	Series HK, 9.375%, 04/15/30	1,557
842	Series HY, 8.400%, 01/15/22	1,048
449	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	481
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,212

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — continued
	MidAmerican Energy Co.,
657	3.100%, 05/01/27	658
1,046	3.500%, 10/15/24	1,086
197	3.950%, 08/01/47	199
860	5.300%, 03/15/18	894
	Nevada Power Co.,
446	5.375%, 09/15/40	514
600	7.125%, 03/15/19	665
398	NextEra Energy Capital Holdings, Inc., 2.400%, 09/15/19	401
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	320
	Northern States Power Co.,
173	5.350%, 11/01/39	208
765	6.250%, 06/01/36	995
	Pacific Gas & Electric Co.,
1,000	3.250%, 06/15/23	1,023
898	3.500%, 06/15/25	920
214	3.750%, 08/15/42	205
267	4.500%, 12/15/41	283
1,010	5.625%, 11/30/17	1,041
	PacifiCorp,
700	2.950%, 02/01/22	715
880	5.750%, 04/01/37	1,091
250	Series F, 7.240%, 08/16/23	303
	PECO Energy Co.,
880	2.375%, 09/15/22	873
1,880	5.350%, 03/01/18	1,952
1,000	Pepco Holdings LLC, 7.450%, 08/15/32	1,271
200	Perusahaan Listrik Negara PT, (Indonesia), Reg. S, 5.500%, 11/22/21	217
360	Potomac Electric Power Co., 6.500%, 11/15/37	482
929	PPL Electric Utilities Corp., 2.500%, 09/01/22	914
	Public Service Co. of Colorado,
312	2.250%, 09/15/22	307
198	3.200%, 11/15/20	205
35	6.500%, 08/01/38	47
202	Public Service Co. of New Hampshire, 3.500%, 11/01/23	207
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	95
1,100	Series G, 6.625%, 11/15/37	1,421
	Public Service Electric & Gas Co.,
989	2.250%, 09/15/26	923
416	5.375%, 11/01/39	494
155	Series I, 1.800%, 06/01/19	155

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Electric Utilities — continued
	Southern California Edison Co.,
613	1.845%, 02/01/22	603
450	Series 06-E, 5.550%, 01/15/37	546
285	Series 08-A, 5.950%, 02/01/38	363
860	Southern Co. (The), 4.250%, 07/01/36	866
842	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	805
6,233	Texas Competitive Electric Holdings Co. LLC, 8.500%, 05/01/20 (d)	20
120	Union Electric Co., 8.450%, 03/15/39	190
	Virginia Electric & Power Co.,
900	2.750%, 03/15/23	896
490	3.450%, 02/15/24	504
235	6.350%, 11/30/37	306
670	8.875%, 11/15/38	1,095
73	Wisconsin Electric Power Co., 2.950%, 09/15/21	75
	Xcel Energy, Inc.,
985	3.300%, 06/01/25	990
36	4.800%, 09/15/41	38

		54,297

	Gas Utilities — 0.3%
	AmeriGas Partners LP,
506	5.500%, 05/20/25	513
1,830	5.625%, 05/20/24	1,894
771	5.750%, 05/20/27	775
1,475	5.875%, 08/20/26	1,523
582	Atmos Energy Corp., 4.150%, 01/15/43	594
369	Boston Gas Co., 4.487%, 02/15/42 (e)	389
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	703
470	Dominion Gas Holdings LLC, 2.800%, 11/15/20	476
793	KeySpan Gas East Corp., 2.742%, 08/15/26 (e)	763
	Sabine Pass Liquefaction LLC,
7,675	5.625%, 04/15/23	8,441
1,641	5.625%, 03/01/25	1,801
1,250	5.750%, 05/15/24	1,384
830	5.875%, 06/30/26 (e)	929
1,100	Southern California Gas Co., Series TT, 2.600%, 06/15/26	1,067

		21,252

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Independent Power & Renewable Electricity Producers — 0.4%
	AES Corp.,
240	4.875%, 05/15/23	238
275	5.500%, 03/15/24	281
615	5.500%, 04/15/25	623
3,000	6.000%, 05/15/26	3,090
3,500	7.375%, 07/01/21	3,946
486	VAR, 3.931%, 06/01/19	486
	Calpine Corp.,
4,950	5.250%, 06/01/26 (e)	5,024
2,066	5.875%, 01/15/24 (e)	2,180
1,000	6.000%, 01/15/22 (e)	1,049
	Exelon Generation Co. LLC,
960	2.950%, 01/15/20	973
200	6.250%, 10/01/39	205
3,760	GenOn Energy, Inc., 9.875%, 10/15/20	2,763
	NRG Energy, Inc.,
425	6.250%, 05/01/24	425
2,000	6.625%, 03/15/23	2,025
1,173	6.625%, 01/15/27 (e)	1,153
530	7.250%, 05/15/26	545
	NRG Yield Operating LLC,
3,740	5.000%, 09/15/26 (e)	3,665
555	5.375%, 08/15/24	569
750	Pattern Energy Group, Inc., 5.875%, 02/01/24 (e)	770
1,121	PSEG Power LLC, 4.150%, 09/15/21	1,180
491	Southern Power Co., 1.850%, 12/01/17	492
	TerraForm Power Operating LLC,
354	SUB, 6.375%, 02/01/23 (e)	366
188	SUB, 6.625%, 06/15/25 (e)	198

		32,246

	Multi-Utilities — 0.2%
	Berkshire Hathaway Energy Co.,
1,037	3.500%, 02/01/25	1,064
1,384	6.125%, 04/01/36	1,745
	CMS Energy Corp.,
900	3.450%, 08/15/27	897
1,000	3.875%, 03/01/24	1,040
	Consolidated Edison Co. of New York, Inc.,
400	Series 06-E, 5.700%, 12/01/36	479
300	Series 09-C, 5.500%, 12/01/39	360
	Consumers Energy Co.,
491	4.350%, 08/31/64	500
925	6.700%, 09/15/19	1,031

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	137

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Multi-Utilities — continued
	Dominion Resources, Inc.,
400	7.000%, 06/15/38	518
794	Series B, 2.750%, 01/15/22	793
803	Series C, 2.000%, 08/15/21	783
46	Series C, 4.900%, 08/01/41	49
785	Series F, 5.250%, 08/01/33	858
434	DTE Energy Co., 2.400%, 12/01/19	437
	NiSource Finance Corp.,
380	5.450%, 09/15/20	417
1,721	6.250%, 12/15/40	2,132
585	6.400%, 03/15/18	613
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	273
685	6.000%, 06/01/26	830
500	6.000%, 06/01/39	644
	Sempra Energy,
406	3.550%, 06/15/24	417
255	6.150%, 06/15/18	270
589	9.800%, 02/15/19	677
493	Southern Co. Gas Capital Corp., 3.250%, 06/15/26	483

		17,310

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
622	3.400%, 03/01/25	640
680	3.850%, 03/01/24	719

		1,359

	Total Utilities	126,464

	Total Corporate Bonds (Cost $2,378,011)	2,425,223

Foreign Government Securities — 1.5%
	Arab Republic of Egypt, (Egypt),
1,800	6.125%, 01/31/22 (e)	1,867
1,700	8.500%, 01/31/47 (e)	1,843
	Brazil Notas do Tesouro Nacional, (Brazil),
BRL 1,860	Series B, 6.000%, 08/15/22	1,817
BRL 2,920	Series F, 10.000%, 01/01/23	930
200	Corp. Financiera de Desarrollo SA, (Peru), Reg. S, 4.750%, 07/15/25	212
	Federative Republic of Brazil, (Brazil),
200	4.875%, 01/22/21	209
732	6.000%, 04/07/26	792
4,350	8.250%, 01/20/34	5,318

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Government of Bermuda, (Bermuda),
4,100	Reg. S, 3.717%, 01/25/27	3,937
400	3.717%, 01/25/27 (e)	384
	Government of Dominican Republic, (Dominican Republic),
500	Reg. S, 5.500%, 01/27/25	509
5,750	Reg. S, 6.875%, 01/29/26	6,311
2,373	Reg. S, 7.450%, 04/30/44	2,592
1,300	Reg. S, 7.500%, 05/06/21	1,430
2,000	Israel Government AID Bond, (Israel), 5.500%, 09/18/33	2,625
1,250	Province of Manitoba, (Canada), 2.125%, 06/22/26	1,167
655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	777
	Province of Quebec, (Canada),
300	Series A, 6.350%, 01/30/26	373
2,220	Series NN, 7.125%, 02/09/24	2,778
	Provincia de Buenos Aires, (Argentina),
663	7.875%, 06/15/27 (e)	661
200	Reg. S, 9.375%, 09/14/18	216
4,050	Reg. S, 9.950%, 06/09/21	4,587
	Provincia de Cordoba, (Argentina),
150	Reg. S, 7.125%, 06/10/21	155
690	7.450%, 09/01/24 (e)	693
AUD 1,400	Queensland Treasury Corp., (Australia), Reg. S, Series 18, 6.000%, 02/21/18	1,117
	Republic of Angola, (Angola),
156	Reg. S, 7.000%, 08/16/19	160
1,440	Reg. S, 9.500%, 11/12/25	1,455
	Republic of Argentina, (Argentina),
580	SUB, 2.500%, 12/31/38	365
950	Reg. S, 6.250%, 04/22/19	1,004
1,100	6.875%, 01/26/27 (e)	1,100
500	7.500%, 04/22/26 (e)	524
1,038	8.280%, 12/31/33	1,102
1,200	Republic of Armenia, (Armenia), Reg. S, 7.150%, 03/26/25	1,255
440	Republic of Azerbaijan, (Azerbaijan), Reg. S, 4.750%, 03/18/24	447
550	Republic of Belarus, (Belarus), Reg. S, 8.950%, 01/26/18	567
81	Republic of Belize, (Belize), Reg. S, SUB, 5.000%, 02/20/38	35
	Republic of Colombia, (Colombia),
900	4.000%, 02/26/24	924
200	4.500%, 01/28/26	211
599	5.000%, 06/15/45	595
2,910	7.375%, 09/18/37	3,684

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — continued
240	8.125%, 05/21/24	303
370	10.375%, 01/28/33	543
	Republic of Costa Rica, (Costa Rica),
200	Reg. S, 4.250%, 01/26/23	192
359	Reg. S, 7.000%, 04/04/44	353
3,600	Reg. S, 7.158%, 03/12/45	3,582
300	Republic of Croatia, (Croatia), Reg. S, 6.625%, 07/14/20	329
	Republic of Ecuador, (Ecuador),
1,950	Reg. S, 7.950%, 06/20/24	1,950
900	9.650%, 12/13/26 (e)	977
400	10.500%, 03/24/20 (e)	439
400	Reg. S, 10.750%, 03/28/22	446
	Republic of El Salvador, (El Salvador),
310	Reg. S, 5.875%, 01/30/25	276
120	Reg. S, 6.375%, 01/18/27	107
2,015	Reg. S, 7.625%, 02/01/41	1,829
639	Reg. S, 7.650%, 06/15/35	587
230	Reg. S, 7.750%, 01/24/23	231
190	Reg. S, 8.250%, 04/10/32	186
381	Republic of Ghana, (Ghana), Reg. S, 10.750%, 10/14/30	447
294	Republic of Honduras, (Honduras), 6.250%, 01/19/27 (e)	297
	Republic of Hungary, (Hungary),
600	5.375%, 02/21/23	660
670	5.375%, 03/25/24	744
3,490	5.750%, 11/22/23	3,943
	Republic of Indonesia, (Indonesia),
400	Reg. S, 4.125%, 01/15/25	410
200	Reg. S, 5.875%, 01/15/24	227
230	Reg. S, 5.950%, 01/08/46	270
500	Reg. S, 6.625%, 02/17/37	616
400	Reg. S, 6.750%, 01/15/44	514
200	Republic of Instituto Costarricense de Electricidad, (Costa Rica), Reg. S, 6.375%, 05/15/43	169
	Republic of Kazakhstan, (Kazakhstan),
200	Reg. S, 3.875%, 10/14/24	201
300	Reg. S, 4.875%, 10/14/44	289
200	Reg. S, 5.125%, 07/21/25	216
200	Reg. S, 6.500%, 07/21/45	234
	Republic of Lebanon, (Lebanon),
932	Reg. S, 5.450%, 11/28/19	941
4,180	6.375%, 03/09/20	4,311
450	6.600%, 11/27/26	449
440	Reg. S, 6.650%, 02/26/30	435

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

635	Reg. S, 8.250%, 04/12/21	698
250	9.000%, 03/20/17	251
2,324	Republic of Nigeria, (Nigeria), 7.875%, 02/16/32 (e)	2,446
	Republic of Pakistan, (Pakistan),
1,608	Reg. S, 7.250%, 04/15/19	1,716
200	Reg. S, 8.250%, 04/15/24	223
	Republic of Panama, (Panama),
600	3.875%, 03/17/28	608
400	4.000%, 09/22/24	417
430	6.700%, 01/26/36	542
420	8.875%, 09/30/27	590
226	9.375%, 04/01/29	328
	Republic of Paraguay, (Paraguay),
400	Reg. S, 4.625%, 01/25/23	412
1,000	Reg. S, 5.000%, 04/15/26	1,020
400	Reg. S, 6.100%, 08/11/44	414
55	Republic of Peru, (Peru),
	5.625%, 11/18/50	65
2,300	Republic of Serbia, (Serbia), Reg. S, 7.250%, 09/28/21	2,608
	Republic of South Africa, (South Africa),
2,600	4.300%, 10/12/28	2,501
200	4.665%, 01/17/24	206
400	5.375%, 07/24/44	410
500	5.500%, 03/09/20	536
400	5.875%, 09/16/25	440
ZAR 13,700	Series R207, 7.250%, 01/15/20	1,030
	Republic of Sri Lanka, (Sri Lanka),
400	Reg. S, 5.875%, 07/25/22	416
3,750	Reg. S, 6.250%, 10/04/20	3,984
200	Reg. S, 6.250%, 07/27/21	213
	Republic of Turkey, (Turkey),
1,300	4.875%, 04/16/43	1,085
560	5.750%, 03/22/24	576
285	6.000%, 01/14/41	275
1,800	6.625%, 02/17/45	1,879
245	7.375%, 02/05/25	275
	Republic of Ukraine, (Ukraine),
5,400	Reg. S, 7.750%, 09/01/19	5,427
200	Reg. S, 7.750%, 09/01/20	198
400	Reg. S, 7.750%, 09/01/21	392
100	Reg. S, 7.750%, 09/01/22	97
380	7.750%, 09/01/22 (e)	367
100	Reg. S, 7.750%, 09/01/24	94
300	Reg. S, 7.750%, 09/01/25	280

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	139

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — continued
	Republic of Uruguay, (Uruguay),
600	4.375%, 10/27/27	619
330	5.100%, 06/18/50	311
379	7.625%, 03/21/36	484
	Republic of Venezuela, (Venezuela),
120	Reg. S, 7.000%, 12/01/18	87
350	Reg. S, 7.000%, 03/31/38	155
80	Reg. S, 7.650%, 04/21/25	38
340	Reg. S, 7.750%, 10/13/19	221
120	Reg. S, 8.250%, 10/13/24	58
87	Reg. S, 9.000%, 05/07/23	45
190	9.250%, 09/15/27	100
190	Reg. S, 9.250%, 05/07/28	92
206	9.375%, 01/13/34	100
150	Reg. S, 11.750%, 10/21/26	87
200	Reg. S, 11.950%, 08/05/31	116
300	Reg. S, 12.750%, 08/23/22	204
1,925	Republic of Zambia, (Zambia), Reg. S, 8.970%, 07/30/27	2,021
AUD 1,500	South Australian Government Financing Authority, (Australia), Series 17, 5.750%, 09/20/17	1,175
500	State of Qatar, (Qatar), Reg. S, 4.625%, 06/02/46	511
400	State Oil Co. of the Azerbaijan Republic, (Azerbaijan), Reg. S, 6.950%, 03/18/30	429
	United Mexican States, (Mexico),
1,585	3.600%, 01/30/25	1,572
350	4.000%, 10/02/23	359
1,050	5.550%, 01/21/45	1,108
MXN 18,500	Series M, 6.500%, 06/09/22	895

	Total Foreign Government Securities (Cost $127,161)	128,237

Mortgage-Backed Securities — 15.3%
	FHLMC,
54	ARM, 2.728%, 05/01/37	57
140	ARM, 2.861%, 10/01/36	146
28	ARM, 2.875%, 08/01/36	29
366	ARM, 3.075%, 10/01/37	391
114	ARM, 3.218%, 03/01/36	122
181	ARM, 3.847%, 03/01/36	191
	FHLMC Gold Pools, 15 Year, Single Family,
1,705	4.000%, 02/01/26	1,798
60	4.500%, 10/01/18	61
4	5.000%, 05/01/18	5
985	5.500%, 01/01/21 - 12/01/24	1,045
47	6.000%, 11/01/21	50

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	FHLMC Gold Pools, 20 Year, Single Family,
5,287	4.000%, 01/01/32	5,632
1,155	6.000%, 02/01/28	1,307
205	7.000%, 01/01/27	227
	FHLMC Gold Pools, 30 Year, Single Family,
13,825	3.000%, 12/01/42 - 02/01/43	13,811
57,478	3.500%, 12/01/45 - 09/01/46	58,962
13,172	4.000%, 09/01/33 - 09/01/46	13,872
22,377	4.500%, 02/01/41 - 02/01/42	24,271
48,982	5.000%, 02/01/34 - 07/01/35	54,117
2,770	5.500%, 12/01/38	3,077
19	6.000%, 02/01/29	21
315	6.500%, 01/01/24 - 11/01/36	359
323	7.000%, 09/01/24 - 10/01/36	362
14	7.500%, 10/01/19 - 02/01/27	15
53	8.000%, 08/01/27	62
	FHLMC Gold Pools, FHA/VA,
938	7.500%, 01/01/32 - 12/01/36	1,088
88	10.000%, 10/01/30	95
	FHLMC Gold Pools, Other,
18,120	3.500%, 09/01/32 - 07/01/46	18,734
10,276	4.000%, 06/01/42 - 01/01/46	10,914
19,620	4.500%, 09/01/42 - 02/01/44	21,433
4,884	5.000%, 09/01/43	5,478
	FNMA,
67	ARM, 2.538%, 04/01/37	70
91	ARM, 2.600%, 07/01/37	95
138	ARM, 2.845%, 05/01/35	144
235	ARM, 2.881%, 03/01/37	247
149	ARM, 2.933%, 07/01/37	157
269	ARM, 3.073%, 04/01/37	284
123	ARM, 3.236%, 01/01/34	130
20	ARM, 3.500%, 10/01/33	21
	FNMA, 15 Year, Single Family,
53	4.000%, 07/01/18	54
452	5.000%, 05/01/18 - 07/01/25	481
6	5.500%, 08/01/17	6
62	6.000%, 08/01/22	67
90	5.000%, 06/01/18 - 11/01/18	92
89	6.000%, 09/01/19 - 12/01/21	94
	FNMA, 20 Year, Single Family,
72	6.500%, 11/01/18	81
444	3.500%, 12/01/30	459
	FNMA, 30 Year, Single Family,
49,000	TBA, 4.000%, 03/25/47 (w)	51,487
13,760	3.000%, 01/01/43 - 02/01/43	13,723
8,463	3.000%, 06/01/43 (w)	8,449

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Mortgage-Backed Securities — continued
15,541	3.500%, 08/01/43 (w)	16,079
35,722	3.500%, 05/01/46 - 10/01/46	36,674
67,912	4.000%, 06/01/42 - 09/01/45	71,946
11,488	4.500%, 12/01/39 - 09/01/40	12,389
16,495	5.000%, 10/01/39 - 02/01/41	18,113
447	5.500%, 12/01/28 - 09/01/34	501
2,141	6.000%, 03/01/34 - 08/01/37	2,451
328	6.500%, 04/01/28 - 10/01/38	370
486	7.000%, 03/01/28 - 04/01/37	573
136	7.500%, 10/01/26 - 11/01/38	166
2,297	8.000%, 08/01/22 - 12/01/36	2,762
18	8.500%, 10/01/25 - 12/01/25	19
2	9.000%, 01/01/19 - 04/01/25	2
	FNMA, Other,
3,661	ARM, 1.122%, 01/01/23	3,649
6,500	2.200%, 10/01/26	6,155
3,970	2.230%, 04/01/24	3,890
14,355	2.440%, 02/01/23 - 10/01/28	13,962
10,050	2.480%, 02/01/25	9,892
3,895	2.510%, 01/01/23	3,905
6,171	2.530%, 07/01/26	6,023
14,080	2.610%, 11/01/28	13,416
5,931	2.620%, 05/01/26	5,831
18,777	2.640%, 06/01/25	18,469
18,325	2.730%, 04/01/25	18,279
4,412	2.766%, 06/01/23	4,470
7,000	2.780%, 04/01/26	6,925
4,000	2.810%, 05/01/26	3,965
9,696	2.870%, 08/01/31	9,487
11,707	2.880%, 07/01/27	11,609
6,186	2.900%, 12/01/24 - 05/01/29	6,138
10,000	2.920%, 01/01/25	10,114
4,253	2.930%, 01/01/25	4,302
31,595	2.965%, 12/01/24	32,016
7,000	2.970%, 04/01/28	6,994
2,422	3.000%, 12/01/26	2,437
2,027	3.010%, 06/01/31	1,995
11,233	3.050%, 09/01/24	11,484
29,120	3.070%, 02/01/25	29,729
9,028	3.089%, 12/01/24	9,246
8,720	3.130%, 02/01/26	8,865
4,258	3.340%, 11/01/30	4,326
17,750	3.370%, 01/01/29	18,239
5,182	3.450%, 01/01/24	5,412
81,962	3.500%, 05/01/32 - 07/01/46	84,746
15,000	3.510%, 08/01/23	15,722

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

4,895	3.640%, 12/01/23	5,183
1,515	3.660%, 12/01/21	1,598
5,300	3.760%, 03/01/24	5,644
68,321	4.000%, 07/01/43 - 05/01/46	72,615
1,960	4.180%, 12/01/19	2,064
3,566	4.260%, 12/01/19	3,762
5,894	4.340%, 06/01/21	6,355
10,957	4.500%, 01/01/20 - 11/01/43	11,956
20	5.000%, 12/01/32	20
16	5.500%, 09/01/17	16
3,714	2.410%, 01/01/23	3,704
10,000	2.490%, 05/01/26	9,693
12,340	2.500%, 10/01/31	11,438
4,225	2.600%, 09/01/28	4,047
10,122	2.610%, 06/01/26	9,873
3,900	2.650%, 03/01/23	3,916
15,076	2.690%, 12/01/28	14,467
10,620	2.730%, 07/01/28	10,318
1,406	2.750%, 03/01/22	1,431
18,640	2.810%, 04/01/25	18,649
5,890	2.840%, 01/01/25	5,933
5,000	2.950%, 11/01/25	5,019
4,110	2.970%, 12/01/24	4,166
3,657	2.990%, 05/01/31	3,577
5,000	3.030%, 06/01/31	4,910
16,836	3.170%, 01/01/29	16,871
9,190	3.235%, 02/01/32	9,193
8,606	3.350%, 01/01/29	8,785
1,714	3.370%, 11/01/20	1,783
1,680	3.380%, 01/01/18	1,692
74,767	3.500%, 10/01/42 - 06/01/46	76,902
1,491	3.590%, 10/01/20	1,564
1,243	3.735%, 06/01/18	1,262
1,000	3.770%, 09/01/21	1,059
11,433	4.000%, 06/01/42 - 07/01/42	12,118
1,265	4.060%, 07/01/21	1,353
2,259	4.369%, 02/01/20	2,395
3,000	4.399%, 02/01/20	3,193
5,449	4.500%, 12/01/43	5,950
1,851	4.640%, 01/01/21	2,003
3	5.500%, 09/01/17	3
34	6.500%, 04/01/36 - 07/01/36	36
146	GNMA I, 15 Year, Single Family, 6.500%, 10/15/23	156
	GNMA I, 30 Year, Single Family,
21,566	4.000%, 07/15/46 - 08/15/46	23,062

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	141

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Mortgage-Backed Securities — continued
3,115	4.500%, 05/15/46	3,414
5,907	6.000%, 08/15/36	6,841
149	6.500%, 02/15/28 - 10/15/29	171
54	7.000%, 02/15/24 - 11/15/27	58
48	7.250%, 09/15/21 - 01/15/28	49
30	7.500%, 10/15/22 - 02/15/27	31
1	7.750%, 02/15/27	1
1	8.500%, 11/15/25	1
20	9.000%, 01/15/22 - 11/15/24	21
1	10.000%, 11/15/20	1
	GNMA II, 30 Year, Single Family,
5,768	3.500%, 06/20/46 - 07/20/46	6,008
6,352	3.750%, 06/20/46 - 07/20/46	6,680
1,722	4.000%, 06/20/46	1,834
2,878	6.000%, 11/20/32 - 09/20/38	3,309
641	6.500%, 02/20/29 - 10/20/39	723
2,143	7.000%, 06/20/32 - 01/20/39	2,469
228	7.500%, 08/20/25 - 05/20/32	260
492	8.000%, 08/20/26 - 09/20/31	575

	Total Mortgage-Backed Securities (Cost $1,303,576)	1,289,790

Municipal Bonds — 0.5% (t)
	California — 0.1%
200	Alameda County Joint Powers Authority, Multiple Capital Projects, Series A, Rev., 7.046%, 12/01/44	281
1,000	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	1,310
1,980	State of California, Various Purpose, GO, 7.350%, 11/01/39	2,819
774	University of California, Series AD, Rev., 4.858%, 05/15/12[3]	772

		5,182

	District of Columbia — 0.0% (g)
345	District of Columbia Water & Sewer Authority, Public Utility, Senior Lien, Series A, Rev., 4.814%, 10/01/14[5]	354

	Illinois — 0.0% (g)
725	Chicago Transit Authority, Sales & Transfer Tax Receipts-Retiree Health, Series B, Rev., 6.899%, 12/01/40	916

	Massachusetts — 0.1%
5,560	Commonwealth of Massachusetts, Series H, GO, 5.000%, 12/01/26	6,803

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	New York — 0.2%
8,940	New York State Dormitory Authority, Rev., 5.000%, 03/15/30	10,624
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
560	Series H, Rev., 5.289%, 03/15/33	663
1,165	Series H, Rev., 5.389%, 03/15/40	1,426
1,450	Port Authority of New York & New Jersey, Consolidated 164, Rev., 5.647%, 11/01/40	1,791
155	Port Authority of New York & New Jersey, Consolidated 165, Rev., 5.647%, 11/01/40	191
740	Port Authority of New York & New Jersey, Consolidated 174, Rev., 4.458%, 11/01/40	771

		15,466

	Ohio — 0.0% (g)
1,040	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,447
1,563	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11[4]	1,550

		2,997

	Virginia — 0.1%
7,570	Virginia Commonwealth Transportation Board, Rev., 5.000%, 09/15/29	9,004

	Total Municipal Bonds (Cost $39,161)	40,722

Supranational — 0.0% (g)
1,000	African Development Bank, 8.800%, 09/01/19	1,157
NZD 1,500	International Finance Corp., 3.500%, 09/05/17	1,087

	Total Supranational (Cost $2,352)	2,244

U.S. Government Agency Securities — 0.4%
	Financing Corp. STRIPS,
3,100	1.415, 11/30/17 (n)	3,079
1,000	1.568, 05/11/18 (n)	984
	FNMA,
7,360	4.178, 06/01/17 (n)	7,348
1,500	5.625%, 07/15/37	2,029
385	6.250%, 05/15/29	517
1,275	7.250%, 05/15/30	823
212	New Valley Generation II, 5.572%, 05/01/20	226
354	New Valley Generation V, 4.929%, 01/15/21	378
	Resolution Funding Corp. STRIPS,
1,850	1.377, 01/15/21 (n)	1,717
2,770	1.831, 10/15/20 (n)	2,582

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

U.S. Government Agency Securities — continued
440	2.185, 10/15/25 (n)	352
12,080	2.376, 07/15/20 (n)	11,381
495	2.853, 01/15/26 (n)	386
	Tennessee Valley Authority,
902	4.625%, 09/15/60	1,034
2,103	5.250%, 09/15/39	2,660
1,610	5.880%, 04/01/36	2,167
500	Tennessee Valley Authority STRIPS, 6.741, 11/01/25 (n)	382

	Total U.S. Government Agency Securities (Cost $36,924)	38,045

U.S. Treasury Obligations — 22.1%
	U.S. Treasury Bond,
39,408	2.500%, 02/15/45	35,764
50,000	2.875%, 08/15/45	48,994
19,000	3.000%, 05/15/42	19,160
64,035	3.000%, 11/15/44	64,332
42,260	3.000%, 05/15/45	42,437
43,175	3.000%, 11/15/45	43,357
85	3.500%, 02/15/39	94
9,250	3.625%, 08/15/43	10,401
62,672	3.750%, 11/15/43	72,024
8,674	4.375%, 05/15/40	10,856
37,318	4.375%, 05/15/41	46,838
3,890	4.500%, 05/15/38	4,977
2,500	5.250%, 02/15/29	3,218
32,500	5.500%, 08/15/28	42,371
2,625	7.875%, 02/15/21	3,238
7,920	8.000%, 11/15/21	10,099
13,600	8.125%, 05/15/21	17,074
10,000	8.125%, 08/15/21	12,680
5,000	8.500%, 02/15/20	6,015
6,000	8.750%, 08/15/20	7,435
1,000	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28	2,001
	U.S. Treasury Note,
75	0.500%, 03/31/17	75
10,300	0.875%, 07/31/19 (k)	10,184
109,100	1.000%, 12/15/17	109,228
119,000	1.000%, 03/15/18	119,032
64,000	1.000%, 05/31/18	63,985
30,000	1.125%, 05/31/19	29,872
85,296	1.375%, 06/30/18	85,656
2,000	1.375%, 01/31/20	1,994
27,565	1.500%, 08/31/18	27,727
30,644	1.500%, 12/31/18	30,809
4,750	1.500%, 05/31/19	4,771

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

164,545	1.500%, 05/31/20	164,102
22,879	1.625%, 12/31/19 (k)	22,980
45,000	1.625%, 11/30/20	44,865
5,390	1.875%, 09/30/17	5,425
2,350	1.875%, 10/31/17	2,367
21,769	2.000%, 11/15/26	21,058
2,000	2.125%, 08/15/21	2,023
11,000	2.250%, 11/30/17	11,115
209,142	2.625%, 11/15/20	216,160
4,115	2.875%, 03/31/18	4,198
3,954	3.125%, 05/15/19	4,109
1,250	3.250%, 03/31/17	1,253
25,192	3.500%, 05/15/20	26,707
8,000	4.250%, 11/15/17	8,193
	U.S. Treasury STRIPS,
25	1.546, 02/15/20 (n)	24
30	1.693, 08/15/20 (n)	28
48,829	1.840, 08/15/28 (n)	36,123
15	2.030, 08/15/23 (n)	13
67,000	2.086, 05/15/29 (n)	48,376
6,495	2.265, 02/15/21 (n)	6,043
16,318	2.280, 05/15/32 (n)	10,657
7,390	2.285, 05/15/22 (n)	6,623
7,251	2.316, 05/15/20 (n)	6,882
15,000	2.372, 05/15/21 (n)	13,862
640	2.612, 02/15/22 (n)	579
60,000	2.712, 08/15/40 (n)	29,173
225	2.794, 02/15/23 (n)	198
60,162	3.049, 05/15/33 (n)	37,918
11,239	3.216, 08/15/17 (n)	11,203
24,375	3.218, 08/15/41 (n)	11,387
48,800	3.218, 11/15/41 (n)	22,661
55,512	3.243, 11/15/38 (n)	28,855
130	3.298, 08/15/19 (n)	125
14,565	3.628, 11/15/17 (n)	14,476
14,610	3.720, 11/15/21 (n)	13,313
5,000	3.831, 08/15/22 (n)	4,453
5,000	3.969, 11/15/22 (n)	4,424
42,000	4.535, 11/15/33 (n)	26,046
1,606	4.614, 08/15/18 (n)	1,580
4,000	4.627, 02/15/18 (n)	3,963
2,615	5.283, 02/15/28 (n)	1,968

	Total U.S. Treasury Obligations (Cost $1,878,530)	1,862,206

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	143

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE

Common Stocks — 0.2%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
—	(h)	New Cotai LLC, Class B (a) (e)	27

		Specialty Retail — 0.0% (g)
40		Nebraska Book Holdings, Inc. (a)	1

		Total Consumer Discretionary	28

		Energy — 0.1%
		Oil, Gas & Consumable Fuels — 0.1%
200		Pacific Exploration and Production Corp., (Colombia) (a)	7,764
41		Penn Virginia Corp. (a)	1,998

		Total Energy	9,762

		Financials — 0.0% (g)
		Insurance — 0.0% (g)
1,551		ACC Claims Holdings LLC (a)	16

		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
9		Constar International, Inc., Class A (a)	—	(h)

		Telecommunication Services — 0.0% (g)
		Wireless Telecommunication Services — 0.0% (g)
68		NII Holdings, Inc. (a)	136

		Utilities — 0.1%
		Electric Utilities — 0.1%
201		Vistra Energy Corp.	3,240

		Independent Power & Renewable Electricity Producers — 0.0% (g)
4		Dynegy, Inc. (a)	32

		Total Utilities	3,272

		Total Common Stocks (Cost $12,813)	13,214

Convertible Preferred Stock — 0.0% (g)
		Consumer Discretionary — 0.0% (g)
		Automobiles — 0.0% (g)
120		General Motors Co., 5.250%, 03/06/32 (Cost $—)	—	(h)

Preferred Stocks — 0.0% (g)
		Consumer Discretionary — 0.0% (g)
		Automobiles — 0.0% (g)
385		General Motors Co., 6.250%, 07/15/33	—	(h)
21		7.250%, 04/15/41	—	(h)
42		7.250%, 02/15/52	—	(h)
55		7.375%, 05/15/48	—	(h)
1		7.375%, 10/01/51	—
1		Motors Liquidation Co., 7.250%, 07/15/41	—

		Total Consumer Discretionary	—	(h)

SHARES	SECURITY DESCRIPTION	VALUE

	Financials — 0.0% (g)
	Insurance — 0.0% (g)
11	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	336
2	XLIT Ltd., (Ireland), Series D, VAR, 4.143%, 04/17/17 ($1,000 par value) @	2,085

	Total Financials	2,421

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
1	Constar International, Inc., Class A	—
	Total Preferred Stocks (Cost $2,464)	2,421

PRINCIPAL AMOUNT
Loan Assignments — 0.5%
	Consumer Discretionary — 0.3%
	Hotels, Restaurants & Leisure — 0.2%
190	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.500%, 12/09/20	192
12,305	Lila Mexican Holdings LLC, Tranche B, VAR, 3.770%, 08/11/22	12,092

		12,284

	Media — 0.0% (g)
749	iHeartCommunications, Inc., Term Loan D, VAR, 7.531%, 01/30/19	650
596	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.281%, 07/30/19	516
687	MTL Publishing LLC, Term B-4 Loan, VAR, 3.527%, 08/22/22	690
169	Tribune Media Co., Term Loan B, VAR, 3.781%, 12/27/20	169
2,993	Vertis, Inc., 1st Lien Term Loan, VAR, 12.000%, 12/21/17 (d)	—	(h)

		2,025

	Specialty Retail — 0.1%
1,368	Harbor Freight Tools USA, Inc., 1st Lien Term Loan, VAR, 3.778%, 08/11/23	1,369
10,423	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21 ^	5,947
545	PetSmart, Inc., Term Loan B, VAR, 4.000%, 03/11/22	536

		7,852

	Total Consumer Discretionary	22,161

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Assignments — continued
	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
735	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, VAR, 8.500%, 01/27/25	734
1,181	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	1,185
651	SUPERVALU, Inc., Term Loan B, VAR, 5.500%, 03/21/19	656

		2,575

	Food Products — 0.0% (g)
549	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.549%, 11/01/18	550

	Total Consumer Staples	3,125

	Energy — 0.1%
	Energy Equipment & Services — 0.1%
5,499	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20 ^	4,807

	Oil, Gas & Consumable Fuels — 0.0% (g)
381	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	387
3,292	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23	3,340
873	MEG Energy Corp., 1st Lien Term B Loan, (Canada), VAR, 4.540%, 12/31/23 ^	877

		4,604

	Total Energy	9,411

	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
1,118	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	1,106

	Health Care — 0.0% (g)
	Health Care Equipment & Supplies — 0.0% (g)
400	Halyard Health, Inc., Term Loan, VAR, 3.531%, 11/01/21	403

	Health Care Providers & Services — 0.0% (g)
218	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, VAR, 3.781%, 02/16/23	220

	Pharmaceuticals — 0.0% (g)
1,003	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21 ^	818

	Total Health Care	1,441

	Industrials — 0.0% (g)
	Air Freight & Logistics — 0.0% (g)
859	XPO Logistics, Inc., Term loan, VAR, 4.250%, 10/31/21	865

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Information Technology — 0.0% (g)
	Communications Equipment — 0.0% (g)
112	Avaya, Inc., DIP Term Loan, VAR, 4.983%, 01/19/18 (d)	115
510	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 5.537%, 10/26/17 ^	404
375	Avaya, Inc., Term Loan B-6, VAR, 6.532%, 03/31/18 (d)	299

		818

	IT Services — 0.0% (g)
1,059	First Data Corp., Term Loan, VAR, 3.779%, 07/08/22	1,066

	Semiconductors & Semiconductor Equipment — 0.0% (g)
394	Microsemi Corp., Closing Date Term B Loan, VAR, 3.031%, 01/15/23	397
392	ON Semiconductor Corp., 1st Lien Term Loan B, VAR, 4.031%, 03/31/23	396

		793

	Total Information Technology	2,677

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
750	Berry Plastics Corp., Term Loan I, VAR, 3.281%, 10/01/22	755
200	Berry Plastics Corp., Term Loan L, VAR, 3.022%, 01/06/21	201

	Total Materials	956

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
484	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	488
556	Consolidated Communications, Inc., Term Loan B-2, VAR, 4.000%, 10/05/23 ^	559

	Total Telecommunication Services	1,047

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
217	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.304%, 06/30/17	217
927	Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 3.531%, 08/04/23	931
211	Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 3.531%, 08/04/23	212

	Total Utilities	1,360

	Total Loan Assignments (Cost $46,334)	44,149

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	145

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE

Rights — 0.0% (g)
	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
103	Vistra Energy Corp., expiring 12/31/49 (a) (Cost $—)	124

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Options Purchased: — 0.0% (g)
10	10 Year U.S. Treasury Note, Expiring 04/21/17 at $122.00, American Style (a) (Cost $8,146)	1,875

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
9	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)
4	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—

	Total Warrants (Cost $—(h))	—	(h)

SHARES	SECURITY DESCRIPTION	VALUE

Short-Term Investment — 3.0%
	Investment Company — 3.0%
252,061	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.850% (b) (l) (Cost $252,061)	252,161

	Total Investments — 100.7% (Cost $8,488,877)	8,496,815
	Liabilities in Excess of Other Assets — (0.7)%	(61,686)

	NET ASSETS — 100.0%	$8,435,129

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
20	U.S. Treasury Long Bond	06/21/17	USD	3,033	32
14	Ultra Long Term U.S. Treasury Bond	06/21/17	USD	2,265	28
628	2 Year U.S. Treasury Note	06/30/17	USD	135,903	87

	Short Futures Outstanding
(1,090)	10 Year U.S. Treasury Note	06/21/17	USD	(135,790)	(603)
(1,004)	10 Year U.S. Treasury Ultra Note	06/21/17	USD	(134,473)	(884)
(84)	U.S. Ultra Bond	06/21/17	USD	(13,590)	(165)
(1,027)	5 Year U.S. Treasury Note	06/30/17	USD	(120,881)	(302)

					(1,807)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,378	EUR	Goldman Sachs International	03/09/17	1,487	1,460	(27)
124	EUR	Australia and New Zealand Banking Group Limited	03/31/17	133	132	(1)
				1,620	1,592	(28)

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,100	AUD	State Street Corp.	03/09/17	2,303	2,377	(74)
1,544	EUR	Goldman Sachs International	03/09/17	1,667	1,636	31
1,378	EUR	State Street Corp.	03/09/17	1,491	1,460	31
124	EUR	Goldman Sachs International	03/31/17	130	132	(2)
104,000	JPY	State Street Corp.	03/09/17	916	926	(10)
13,167	ZAR	Morgan Stanley	03/09/17	949	1,003	(54)
				7,456	7,534	(78)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2017 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
CDX.EM.25-V1	1.000% quarterly	06/20/21	2.201	50,000	2,270	(3,573)
CDX.NA.HY.26-V2	5.000% quarterly	06/20/21	2.842	16,100	(1,482)	623

					788	(2,950)

[1]

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]

Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Centrally Cleared Interest Rate Swaps
RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT		VALUE
6 months LIBOR semi-annually	0.287% semi-annually	02/14/27	JPY	23,663,000	970
0.881% semi-annually	6 months LIBOR semi-annually	02/14/47	JPY	8,452,000	(1,097)

					(127)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	147

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 36.0%
	FHLMC REMIC,
26	Series 1343, Class LA, 8.000%, 08/15/22	29
176	Series 1367, Class K, 5.500%, 09/15/22	186
31	Series 1591, Class E, 10.000%, 10/15/23	32
269	Series 1633, Class Z, 6.500%, 12/15/23	291
210	Series 1694, Class PK, 6.500%, 03/15/24	229
1,602	Series 1785, Class A, 6.000%, 10/15/23	1,732
93	Series 1999, Class PU, 7.000%, 10/15/27	104
187	Series 2031, Class PG, 7.000%, 02/15/28	215
528	Series 2035, Class PC, 6.950%, 03/15/28	595
344	Series 2064, Class PD, 6.500%, 06/15/28	387
293	Series 2095, Class PE, 6.000%, 11/15/28	334
138	Series 2152, Class BD, 6.500%, 05/15/29	155
690	Series 2162, Class TH, 6.000%, 06/15/29	789
408	Series 2367, Class ME, 6.500%, 10/15/31	460
466	Series 2480, Class EJ, 6.000%, 08/15/32	515
254	Series 2562, Class PG, 5.000%, 01/15/18	256
3,972	Series 2611, Class QZ, 5.000%, 05/15/33	4,362
183	Series 2647, Class A, 3.250%, 04/15/32	187
169	Series 2651, Class VZ, 4.500%, 07/15/18	171
432	Series 2656, Class BG, 5.000%, 10/15/32	436
507	Series 2688, Class DG, 4.500%, 10/15/23	537
860	Series 2773, Class TB, 4.000%, 04/15/19	884
1,240	Series 2841, Class AT, 4.000%, 08/15/19	1,268
728	Series 2882, Class QD, 4.500%, 07/15/34	769
3,895	Series 2915, Class MU, 5.000%, 01/15/35	4,197
782	Series 2927, Class GA, 5.500%, 10/15/34	834
1,200	Series 2931, Class QD, 4.500%, 02/15/20	1,234
522	Series 3085, Class VS, HB, IF, 25.640%, 12/15/35	860
1,796	Series 3181, Class OP, PO, 07/15/36	1,592
1,826	Series 3188, Class GE, 6.000%, 07/15/26	2,071
5,756	Series 3325, Class JL, 5.500%, 06/15/37	6,401
4,019	Series 3341, Class PE, 6.000%, 07/15/37	4,459
992	Series 3413, Class B, 5.500%, 04/15/37	1,093
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,427
4,000	Series 3737, Class DG, 5.000%, 10/15/30	4,339
6,437	Series 3798, Class AY, 3.500%, 01/15/26	6,739
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,174
6,351	Series 3926, Class MW, 4.500%, 09/15/26	6,899
3,970	Series 3927, Class PC, 4.500%, 09/15/41	4,494
15,652	Series 3981, Class PA, 3.000%, 04/15/31	15,750
13,574	Series 4002, Class MV, 4.000%, 01/15/30	13,984
12,066	Series 4039, Class SA, IF, IO, 5.730%, 05/15/42	2,276
12,000	Series 4047, Class PB, 3.500%, 01/15/41	12,528

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,000	Series 4050, Class VE, 4.000%, 01/15/29	5,348
4,651	Series 4066, Class VB, 3.500%, 01/15/29	4,883
2,965	Series 4181, Class VA, 3.000%, 05/15/26	3,028
20,090	Series 4186, Class JE, 2.000%, 03/15/33	19,618
12,738	Series 4188, Class JG, 2.000%, 04/15/33	12,465
9,685	Series 4206, Class DA, 2.000%, 05/15/33	9,530
1,450	Series 4314, Class DY, 3.500%, 03/15/29	1,497
2,624	Series 4336, Class YB, 3.000%, 05/15/29	2,659
5,962	Series 4365, Class HZ, 3.000%, 01/15/40	5,597
10,000	Series 4458, Class BW, 3.000%, 04/15/35	9,762
5,051	Series 4594, Class GN, 2.500%, 02/15/45	5,077
	FHLMC STRIPS,
27	Series 155, Class IO, IO, 7.000%, 11/01/23	4
15,921	Series 264, Class 30, 3.000%, 07/15/42	15,722
9,347	Series 267, Class 30, 3.000%, 08/15/42	9,229
	FHLMC Structured Pass-Through Securities Certificates,
1,464	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	1,702
1,677	Series T-54, Class 2A, 6.500%, 02/25/43	1,974
762	Series T-56, Class APO, PO, 05/25/43	689
	FHLMC, Multifamily Structured Pass-Through Certificates,
6,026	Series K046, Class A2, 3.205%, 03/25/25	6,215
6,500	Series K048, Class A2, VAR, 3.284%, 06/25/25	6,736
3,519	Series K049, Class A2, 3.010%, 07/25/25	3,573
6,716	Series K052, Class A2, 3.151%, 11/25/25	6,876
555	FNMA Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	640
	FNMA REMIC,
3	Series 1988-16, Class B, 9.500%, 06/25/18	3
83	Series 1993-110, Class H, 6.500%, 05/25/23	92
64	Series 1993-146, Class E, PO, 05/25/23	61
1,072	Series 1993-155, Class PJ, 7.000%, 09/25/23	1,192
12	Series 1993-205, Class H, PO, 09/25/23	12
17	Series 1993-217, Class H, PO, 08/25/23	16
14	Series 1993-228, Class G, PO, 09/25/23	13
359	Series 1994-37, Class L, 6.500%, 03/25/24	393
1,338	Series 1994-51, Class PV, 6.000%, 03/25/24	1,449
667	Series 1998-58, Class PC, 6.500%, 10/25/28	735
229	Series 2000-8, Class Z, 7.500%, 02/20/30	270
361	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	83

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
121	Series 2002-73, Class OE, 5.000%, 11/25/17	122
478	Series 2002-92, Class FB, VAR, 1.428%, 04/25/30	487
3,186	Series 2003-21, Class PZ, 4.500%, 03/25/33	3,361
131	Series 2003-67, Class SA, HB, IF, 40.441%, 10/25/31	205
2,103	Series 2003-128, Class DY, 4.500%, 01/25/24	2,227
873	Series 2004-46, Class QD, HB, IF, 20.887%, 03/25/34	1,161
1,319	Series 2004-54, Class FL, VAR, 1.178%, 07/25/34	1,320
1,020	Series 2004-60, Class PA, 5.500%, 04/25/34	1,052
5,883	Series 2005-22, Class EH, 5.000%, 04/25/35	6,282
992	Series 2005-58, Class EP, 5.500%, 07/25/35	1,075
900	Series 2005-62, Class DX, 5.000%, 05/25/34	920
1,258	Series 2005-83, Class LA, 5.500%, 10/25/35	1,391
4,881	Series 2005-116, Class PC, 6.000%, 01/25/36	5,439
3,625	Series 2006-3, Class SB, IF, IO, 5.922%, 07/25/35	473
6,075	Series 2006-51, Class FP, VAR, 1.128%, 03/25/36	6,067
79	Series 2006-81, Class FA, VAR, 1.128%, 09/25/36	79
793	Series 2006-110, Class PO, PO, 11/25/36	723
2,582	Series 2007-76, Class PE, 6.000%, 08/25/37	2,846
656	Series 2009-89, Class A1, 5.410%, 05/25/35	678
46	Series 2010-4, Class SL, IF, 9.836%, 02/25/40	53
1,098	Series 2010-11, Class CB, 4.500%, 02/25/40	1,166
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,557
4,478	Series 2010-68, Class EP, 4.500%, 12/25/39	4,738
5,000	Series 2010-117, Class DY, 4.500%, 10/25/25	5,392
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	4,467

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

11,500	Series 2011-145, Class PB, 3.500%, 01/25/32	11,951
10,094	Series 2012-47, Class QE, 4.000%, 05/25/38	10,690
5,566	Series 2012-50, Class HY, 4.000%, 05/25/42	5,778
6,365	Series 2012-60, Class EP, 3.000%, 04/25/42	6,405
16,837	Series 2012-63, Class VA, 4.000%, 08/25/23	17,668
1,400	Series 2012-141, Class PB, 2.500%, 12/25/42	1,278
5,300	Series 2013-106, Class PY, 3.000%, 10/25/33	5,333
3,699	Series 2013-130, Class GY, 3.500%, 01/25/34	3,845
6,000	Series 2015-11, Class AQ, 3.000%, 03/25/35	5,806
4,000	Series 2015-28, Class GB, 3.500%, 05/25/35	4,097
4,653	Series 2015-41, Class AY, 3.000%, 06/25/35	4,543
11,897	Series 2015-48, Class DE, 3.000%, 10/25/44	11,850
4,491	Series 2016-28, Class DW, 3.500%, 05/25/36	4,630
18,554	Series 2016-38, Class NA, 3.000%, 01/25/46	18,959
15,445	Series 2016-45, Class PC, 3.000%, 09/25/45	15,732
8	Series G92-35, Class EB, 7.500%, 07/25/22	8
2	Series G92-44, Class ZQ, 8.000%, 07/25/22	3
	FNMA REMIC Trust,
144	Series 1999-W4, Class A9, 6.250%, 02/25/29	157
1,620	Series 2002-W7, Class A4, 6.000%, 06/25/29	1,846
695	Series 2003-W1, Class 1A1, VAR, 5.567%, 12/25/42	760
369	Series 2003-W1, Class 2A, VAR, 6.187%, 12/25/42	414
2,250	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	2,586
1,430	Series 2009-W1, Class A, 6.000%, 12/25/49	1,618
	FNMA STRIPS,
1,580	Series 278, Class 1, VAR, 1.759%, 08/25/25	1,609
495	Series 278, Class 3, VAR, 1.802%, 11/25/23	499
132	Series 343, Class 23, IO, 4.000%, 10/25/18	3

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	149

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		GNMA,
3,285		Series 2004-27, Class PD, 5.500%, 04/20/34	3,647
771		Series 2008-15, Class NB, 4.500%, 02/20/38	822
4,235		Series 2008-40, Class SA, IF, IO, 5.630%, 05/16/38	720
15,160		Series 2009-42, Class TX, 4.500%, 06/20/39	16,279
4,088		Series 2009-69, Class WM, 5.500%, 08/20/39	4,513
13,490		Series 2011-29, Class Z, 5.000%, 05/20/40	15,368

		Total Collateralized Mortgage Obligations (Cost $485,283)	489,115

Commercial Mortgage-Backed Securities — 1.7%
		FNMA — ACES,
4,464		Series 2015-M13, Class A2, VAR, 2.711%, 06/25/25	4,439
19,357		Series 2016-M1, Class A2, VAR, 2.939%, 01/25/26	19,408

		Total Commercial Mortgage-Backed Securities (Cost $24,192)	23,847

Foreign Government Security — 0.5%
7,527		Israel Government AID Bond, (Israel), Zero Coupon, 09/15/19 (Cost $7,081)	7,176

Mortgage-Backed Securities — 9.4%
		FHLMC,
3		ARM, 1.845%, 07/01/30	2
3		ARM, 1.853%, 02/01/19	3
16		ARM, 2.076%, 08/01/18	16
3		ARM, 2.155%, 03/01/18	3
9		ARM, 2.500%, 06/01/18	9
23		ARM, 2.523%, 01/01/21	23
6		ARM, 2.674%, 11/01/18	6
97		ARM, 2.737%, 01/01/27	102
14		ARM, 2.747%, 04/01/30	15
962		ARM, 3.058%, 03/01/37	1,021
—	(h)	ARM, 3.123%, 01/01/20	—	(h)
199		FHLMC Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	214
		FHLMC Gold Pools, 30 Year, Single Family,
919		4.500%, 10/01/40	990
268		5.500%, 11/01/33	298
74		6.000%, 02/01/32	84
312		6.500%, 01/01/24 - 06/01/29	354
718		7.000%, 08/01/25 - 09/01/29	814

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

34	7.500%, 09/01/24 - 08/01/25	37
20	8.000%, 11/01/24	22
79	8.500%, 05/01/24 - 07/01/28	91
1	9.000%, 01/01/21 - 11/01/21	1
	FNMA,
4,886	ARM, 1.562%, 12/01/25	4,902
69	ARM, 1.853%, 11/01/27 - 11/01/40	73
22	ARM, 1.897%, 06/01/29	23
6	ARM, 1.982%, 06/01/20	6
2	ARM, 2.000%, 06/01/17 - 09/01/17	3
4	ARM, 2.519%, 07/01/17	4
10	ARM, 2.654%, 08/01/19	10
4	ARM, 2.875%, 01/01/29	4
1	ARM, 3.662%, 09/01/27	1
2	ARM, 6.000%, 12/01/18	2
4	ARM, 6.013%, 04/01/19	4
	FNMA, 15 Year, Single Family,
2,241	4.000%, 04/01/19 - 09/01/25	2,349
439	4.500%, 03/01/19	450
77	5.500%, 03/01/18	77
289	FNMA, 20 Year, Single Family, 5.000%, 11/01/23	317
	FNMA, 30 Year, Single Family,
7,154	3.000%, 03/01/43 - 09/01/46	7,131
16,925	3.500%, 05/01/42 - 09/01/46	17,438
14,416	4.000%, 06/01/43 - 11/01/43	15,285
347	4.500%, 03/01/38	373
1,384	5.000%, 11/01/33	1,550
8,720	5.500%, 02/01/29 - 05/01/36	9,942
1,291	6.000%, 07/01/36	1,511
316	6.500%, 06/01/26 - 04/01/32	365
3,067	7.000%, 02/01/24 - 03/01/35	3,649
23	7.500%, 03/01/30	24
1	10.000%, 09/01/17 - 07/01/20	1
	FNMA, Other,
6,994	2.632%, 12/01/26	6,883
6,500	2.810%, 04/01/25	6,503
6,468	2.972%, 05/01/26	6,551
5,932	2.974%, 06/01/27	5,791
6,500	3.100%, 01/01/26	6,598
7,295	3.117%, 01/01/22	7,557
8,852	3.259%, 01/01/22	9,197
3,000	3.300%, 11/01/26	3,083
4,335	3.765%, 12/01/25	4,604
51	6.000%, 09/01/28	58

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
154	GNMA II, 30 Year, Single Family, 8.000%, 11/20/26 - 11/20/27	180
	GNMA, 30 Year, Single Family,
334	6.500%, 06/15/23 - 02/15/24	381
141	7.000%, 12/15/22 - 06/15/28	148
240	7.500%, 02/15/22 - 02/15/28	258
94	8.000%, 07/15/22 - 08/15/26	101
174	9.000%, 08/15/21 - 11/15/24	191
1	9.500%, 08/15/17 - 08/15/18	—	(h)

	Total Mortgage-Backed Securities (Cost $126,211)	127,683

U.S. Government Agency Securities — 19.3%
	FFCB,
10,000	5.750%, 05/11/26	12,251
12,824	5.750%, 12/07/28	16,411
	FNMA,
30,000	Zero Coupon, 10/09/19	28,577
10,000	4.489%, 05/15/30 (n)	6,453
10,000	6.250%, 05/15/29 (n)	13,432
	FNMA STRIPS,
8,000	2.389%, 10/08/27 (n)	5,840
9,200	14.015%, 05/29/26 (n)	6,967
15,000	Resolution Funding Corp., 15.786%, 04/15/28	10,619
	Resolution Funding Corp. STRIPS,
18,300	1.984%, 10/15/20 (n)	17,059
57,000	2.181%, 07/15/20 (n)	53,702
5,000	2.331%, 01/15/21 (n)	4,640
60,673	3.485%, 10/15/19 (n)	58,211
15,700	4.941%, 01/15/30 (n)	10,351
5,000	15.250%, 04/15/30 (n)	3,306
14,740	Tennessee Valley Authority STRIPS, 5.311%, 12/15/17 (n)	14,610

	Total U.S. Government Agency Securities (Cost $243,069)	262,429

U.S. Treasury Obligations — 25.4%
	U.S. Treasury Bond,
31,000	3.000%, 05/15/45	31,130
20,000	5.250%, 11/15/28	25,658

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,500	7.125%, 02/15/23	3,212
3,935	7.250%, 08/15/22	5,002
3,635	8.000%, 11/15/21	4,635
3,190	8.875%, 08/15/17	3,310
1,020	9.000%, 11/15/18	1,157
72,500	U.S. Treasury Coupon STRIPS 05/15/20	68,812
27,500	U.S. Treasury Inflation Indexed Bond, 1.375%, 02/15/44	31,892
	U.S. Treasury Note,
25,000	0.625%, 05/31/17	25,007
35,000	1.625%, 02/15/26	32,919
35,000	1.875%, 09/30/17	35,230
20,000	2.000%, 08/15/25	19,487
30,000	2.625%, 11/15/20	31,007
25,000	4.250%, 11/15/17	25,604
1,020	4.750%, 08/15/17	1,039

	Total U.S. Treasury Obligations (Cost $340,639)	345,101

SHARES
Short-Term Investment — 7.7%
	Investment Company — 7.7%
104,347	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.450% (b) (Cost $104,347)	104,347

	Total Investments — 100.0% (Cost $1,330,822)	1,359,698
	Other Assets in Excess of Liabilities — 0.0% (g)	242

	NET ASSETS — 100.0%	$1,359,940

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	151

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.1%
1,583	Continental Airlines Pass-Through Trust, Series 2006-ERJ1, 9.318%, 11/01/19 (e)	1,694
231	CWABS Asset-Backed Certificates Trust, Series 2004-13, Class MV8, VAR, 3.321%, 01/25/35	11
3,182	Delta Air Lines Pass-Through Trust, Series 2007-1, Class B, 8.021%, 08/10/22	3,596
3	Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 3.278%, 09/25/34	2
3,885	Sprint Spectrum Co. LLC, 3.360%, 09/20/21 (e)	3,895
2,022	UAL Pass-Through Trust, Series 2007-1A, 6.636%, 07/02/22	2,164
1,572	Unipac IX LLC, 13.000%, 12/31/20	1,497
6,516	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/21	6,728

	Total Asset-Backed Securities (Cost $19,015)	19,587

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
2,608	Liberty Interactive LLC, 3.750%, 02/15/30	1,558

	Specialty Retail — 0.0% (g)
2,601	Nebraska Book Holdings, Inc., 2.000% (PIK), 04/01/26 (e) (v)	260

	Total Convertible Bonds (Cost $1,919)	1,818

Corporate Bonds — 88.6%
	Consumer Discretionary — 16.1%
	Auto Components — 1.5%
	American Axle & Manufacturing, Inc.,
4,300	6.250%, 03/15/21	4,424
6,350	6.625%, 10/15/22	6,572
8,269	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	8,372
	Goodyear Tire & Rubber Co. (The),
30,860	5.000%, 05/31/26	31,477
19,210	5.125%, 11/15/23	19,940
	Icahn Enterprises LP,
11,537	5.875%, 02/01/22	11,768
4,725	6.000%, 08/01/20	4,914
4,579	6.250%, 02/01/22 (e)	4,728
4,579	6.750%, 02/01/24 (e)	4,756
	IHO Verwaltungs GmbH, (Germany),
6,420	4.125% (cash), 09/15/21 (e) (v)	6,486
6,525	4.500% (cash), 09/15/23 (e) (v)	6,493
5,495	4.750% (cash), 09/15/26 (e) (v)	5,426

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Auto Components — continued
3,849	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,037
27,405	MPG Holdco I, Inc., 7.375%, 10/15/22	29,608
8,929	Tenneco, Inc., 5.375%, 12/15/24	9,331
	ZF North America Capital, Inc., (Germany),
19,699	4.500%, 04/29/22 (e)	20,438
16,441	4.750%, 04/29/25 (e)	16,934

		195,704

	Automobiles — 0.4%
	Fiat Chrysler Automobiles NV, (United Kingdom),
14,652	4.500%, 04/15/20	15,128
16,146	5.250%, 04/15/23	16,731
	General Motors Co.,
9,300	7.400%, 09/01/25 (d)	—	(h)
25,800	7.700%, 04/15/16 (d)	—	(h)
	Jaguar Land Rover Automotive plc, (United Kingdom),
17,753	4.250%, 11/15/19 (e)	18,170
7,400	5.625%, 02/01/23 (e)	7,752
	Motors Liquidation Co.,
6,000	7.375%, 05/23/48 (d)	—	(h)
3,415	7.750%, 03/15/36 (d)	—	(h)
12,550	8.100%, 06/15/24 (d)	—	(h)
20,000	8.250%, 07/15/23 (d)	—	(h)
34,006	8.375%, 07/15/33 (d)	—	(h)
10,255	VAR, 6.750%, 05/01/28 (d)	—	(h)

		57,781

	Distributors — 0.3%
	Global Partners LP,
7,245	6.250%, 07/15/22	7,100
6,000	7.000%, 06/15/23	5,970
12,930	LKQ Corp., 4.750%, 05/15/23	12,951
10,535	Performance Food Group, Inc., 5.500%, 06/01/24 (e)	10,930

		36,951

	Diversified Consumer Services — 0.2%
	Service Corp. International,
9,825	5.375%, 05/15/24	10,409
10,170	8.000%, 11/15/21	11,899

		22,308

	Hotels, Restaurants & Leisure — 3.7%
	1011778 BC ULC, (Canada),
2,702	4.625%, 01/15/22 (e)	2,780
32,165	6.000%, 04/01/22 (e)	33,541

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
	Boyd Gaming Corp.,
2,035	6.375%, 04/01/26	2,200
12,393	6.875%, 05/15/23	13,385
3,355	CCM Merger, Inc., 9.125%, 05/01/19 (e)	3,460
20,268	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	8,512
12,937	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	12,840
5,505	Eldorado Resorts, Inc., 7.000%, 08/01/23	5,849
18,345	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	18,505
7,215	Gateway Casinos & Entertainment Ltd., (Canada), 8.250%, 03/01/24 (e)	7,332
	GLP Capital LP,
23,380	5.375%, 11/01/23	25,075
9,245	5.375%, 04/15/26	9,673
10,620	Golden Nugget, Inc., 8.500%, 12/01/21 (e)	11,337
14,030	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (e)	13,876
7,322	Hilton Grand Vacations Borrower LLC, 6.125%, 12/01/24 (e)	7,725
	International Game Technology plc,
7,985	6.250%, 02/15/22 (e)	8,624
28,915	6.500%, 02/15/25 (e)	31,589
13,430	Jack Ohio Finance LLC, 6.750%, 11/15/21 (e)	13,934
	KFC Holding Co.,
11,010	5.000%, 06/01/24 (e)	11,303
10,010	5.250%, 06/01/26 (e)	10,348
10,397	Landry’s, Inc., 6.750%, 10/15/24 (e)	10,813
	MGM Resorts International,
13,083	4.625%, 09/01/26	12,789
32,430	6.000%, 03/15/23	35,349
22,000	6.625%, 12/15/21	24,557
3,000	6.750%, 10/01/20	3,307
9,615	7.750%, 03/15/22	11,225
21,796	NCL Corp. Ltd., 4.750%, 12/15/21 (e)	22,259
8,908	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	9,064
	Scientific Games International, Inc.,
12,000	7.000%, 01/01/22 (e)	12,750
24,350	10.000%, 12/01/22	25,841
25,187	Seminole Hard Rock Entertainment, Inc., 5.875%, 05/15/21 (e)	25,817
15,024	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	16,376
9,000	Six Flags Entertainment Corp., 4.875%, 07/31/24 (e)	9,090

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Hotels, Restaurants & Leisure — continued
3,000	Speedway Motorsports, Inc., 5.125%, 02/01/23	3,037
	Wynn Las Vegas LLC,
1,465	5.375%, 03/15/22	1,505
15,710	5.500%, 03/01/25 (e)	15,946

		491,613

	Household Durables — 0.7%
8,025	American Greetings Corp., 7.875%, 02/15/25 (e)	8,416
	CalAtlantic Group, Inc.,
6,285	5.375%, 10/01/22	6,599
18,840	5.875%, 11/15/24	20,206
14,782	M/I Homes, Inc., 6.750%, 01/15/21	15,521
	Mattamy Group Corp., (Canada),
12,695	6.500%, 11/15/20 (e)	13,044
3,169	6.875%, 12/15/23 (e)	3,312
	Tempur Sealy International, Inc.,
1,798	5.500%, 06/15/26	1,760
14,420	5.625%, 10/15/23	14,564
9,265	Toll Brothers Finance Corp., 5.625%, 01/15/24	9,844

		93,266

	Internet & Direct Marketing Retail — 0.1%
	Netflix, Inc.,
4,716	4.375%, 11/15/26 (e)	4,675
7,800	5.500%, 02/15/22	8,326
4,795	5.750%, 03/01/24	5,143

		18,144

	Media — 7.3%
	Altice Luxembourg SA, (Luxembourg),
5,572	7.625%, 02/15/25 (e)	5,948
24,863	7.750%, 05/15/22 (e)	26,448
	Altice US Finance I Corp.,
38,525	5.375%, 07/15/23 (e)	40,162
21,433	5.500%, 05/15/26 (e)	22,157
	AMC Entertainment Holdings, Inc.,
3,860	5.875%, 02/15/22	4,038
3,800	5.875%, 11/15/26 (e)	3,887
	AMC Networks, Inc.,
4,630	4.750%, 12/15/22	4,676
26,375	5.000%, 04/01/24	26,623
	Cablevision Systems Corp.,
32,935	8.000%, 04/15/20	36,393
3,068	8.625%, 09/15/17	3,164

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	153

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
4,761	Cinemark USA, Inc., 5.125%, 12/15/22	4,904
	Clear Channel Worldwide Holdings, Inc.,
12,665	Series A, 6.500%, 11/15/22	12,792
2,650	Series A, 7.625%, 03/15/20	2,603
29,700	Series B, 6.500%, 11/15/22	30,758
20,551	Series B, 7.625%, 03/15/20	20,705
	CSC Holdings LLC,
17,643	5.500%, 04/15/27 (e)	18,150
24,135	6.750%, 11/15/21	26,549
9,601	8.625%, 02/15/19	10,615
	DISH DBS Corp.,
5,625	5.875%, 07/15/22	6,029
4,128	5.875%, 11/15/24	4,407
91,746	6.750%, 06/01/21	100,691
10,756	7.750%, 07/01/26	12,638
12,947	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24 (e)	14,209
	Gray Television, Inc.,
12,865	5.125%, 10/15/24 (e)	12,704
7,730	5.875%, 07/15/26 (e)	7,839
10,817	iHeartCommunications, Inc., 9.000%, 12/15/19	9,453
	Lamar Media Corp.,
6,325	5.000%, 05/01/23	6,530
1,425	5.375%, 01/15/24	1,486
8,075	5.750%, 02/01/26	8,681
9,255	Liberty Interactive LLC, 8.250%, 02/01/30	9,903
12,704	LIN Television Corp., 5.875%, 11/15/22	13,180
21,970	Live Nation Entertainment, Inc., 4.875%, 11/01/24 (e)	21,970
14,858	Mediacom Broadband LLC, 6.375%, 04/01/23	15,601
	Nexstar Broadcasting, Inc.,
8,845	5.625%, 08/01/24 (e)	9,044
3,895	6.125%, 02/15/22 (e)	4,075
37,585	Nielsen Finance LLC, 5.000%, 04/15/22 (e)	38,619
	Outfront Media Capital LLC,
8,651	5.625%, 02/15/24	9,084
15,319	5.875%, 03/15/25	16,104
5,436	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	5,796
3,825	Quebecor, Inc., (Canada), 9.750%, 01/15/16 (d)	—	(h)
	Regal Entertainment Group,
17,300	5.750%, 03/15/22	18,100
4,975	5.750%, 02/01/25	5,124

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Media — continued
	Sinclair Television Group, Inc.,
12,500	5.125%, 02/15/27 (e)	12,032
1,900	5.375%, 04/01/21	1,957
9,226	5.625%, 08/01/24 (e)	9,491
	Sirius XM Radio, Inc.,
16,599	4.625%, 05/15/23 (e)	16,972
20,665	5.375%, 04/15/25 (e)	21,137
6,198	5.750%, 08/01/21 (e)	6,457
	TEGNA, Inc.,
11,365	5.500%, 09/15/24 (e)	11,649
18,885	6.375%, 10/15/23	20,113
23,607	Unitymedia GmbH, (Germany), 6.125%, 01/15/25 (e)	24,964
18,540	Unitymedia Hessen GmbH & Co. KG, (Germany), 5.500%, 01/15/23 (e)	19,374
	Univision Communications, Inc.,
19,025	5.125%, 05/15/23 (e)	19,025
29,615	5.125%, 02/15/25 (e)	29,208
16,497	6.750%, 09/15/22 (e)	17,322
20,789	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	22,166
	WMG Acquisition Corp.,
7,014	4.875%, 11/01/24 (e)	7,102
5,651	5.000%, 08/01/23 (e)	5,778
17,129	5.625%, 04/15/22 (e)	17,814
19,439	6.750%, 04/15/22 (e)	20,461
6,395	Ziggo Bond Finance BV, (Netherlands), 5.875%, 01/15/25 (e)	6,499
25,050	Ziggo Secured Finance BV, (Netherlands), 5.500%, 01/15/27 (e)	25,363

		966,723

	Multiline Retail — 0.4%
29,000	Dollar Tree, Inc., 5.750%, 03/01/23	30,667
16,490	JC Penney Corp., Inc., 5.875%, 07/01/23 (e)	16,521
17,300	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	10,856

		58,044

	Specialty Retail — 1.3%
6,857	Caleres, Inc., 6.250%, 08/15/23	7,183
	Claire’s Stores, Inc.,
11,275	6.125%, 03/15/20 (e)	4,750
32,700	9.000%, 03/15/19 (e)	15,042
5,000	Group 1 Automotive, Inc., 5.250%, 12/15/23 (e)	5,137
11,080	Guitar Center, Inc., 6.500%, 04/15/19 (e)	9,889

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — continued
4,156	Jo-Ann Stores LLC, 8.125%, 03/15/19 (e)	4,151
	L Brands, Inc.,
15,800	5.625%, 10/15/23	16,527
10,900	6.750%, 07/01/36	10,478
5,030	6.875%, 11/01/35	4,835
14,050	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	14,401
33,709	Penske Automotive Group, Inc., 5.500%, 05/15/26	33,480
21,650	PetSmart, Inc., 7.125%, 03/15/23 (e)	21,244
5,060	Radio Systems Corp., 8.375%, 11/01/19 (e)	5,269
	Sally Holdings LLC,
9,950	5.500%, 11/01/23	10,099
7,650	5.625%, 12/01/25	7,784

		170,269

	Textiles, Apparel & Luxury Goods — 0.2%
	Hanesbrands, Inc.,
4,877	4.625%, 05/15/24 (e)	4,835
4,877	4.875%, 05/15/26 (e)	4,828
9,600	Levi Strauss & Co., 5.000%, 05/01/25	9,804

		19,467

	Total Consumer Discretionary	2,130,270

	Consumer Staples — 4.3%
	Beverages — 0.1%
8,820	Cott Beverages, Inc., (Canada), 6.750%, 01/01/20	9,118

	Food & Staples Retailing — 1.9%
	Albertsons Cos. LLC,
25,429	5.750%, 03/15/25 (e)	25,477
36,949	6.625%, 06/15/24 (e)	39,073
12,320	Ingles Markets, Inc., 5.750%, 06/15/23	12,720
	New Albertsons, Inc.,
11,882	7.450%, 08/01/29	11,674
1,500	7.750%, 06/15/26	1,496
14,069	8.000%, 05/01/31	13,964
8,944	8.700%, 05/01/30	9,190
3,978	Series C, 6.625%, 06/01/28	3,610
	Rite Aid Corp.,
36,766	6.125%, 04/01/23 (e)	38,959
8,000	6.750%, 06/15/21	8,340
442	Safeway, Inc., 5.000%, 08/15/19	451
	SUPERVALU, Inc.,
24,672	6.750%, 06/01/21	24,610
58,255	7.750%, 11/15/22	57,527

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — continued
5,675	Tops Holding LLC, 8.000%, 06/15/22 (e)	4,682
8,315	US Foods, Inc., 5.875%, 06/15/24 (e)	8,731

		260,504

	Food Products — 1.4%
19,378	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	19,305
23,679	Dean Foods Co., 6.500%, 03/15/23 (e)	24,685
	JBS USA LUX SA, (Brazil),
5,670	5.750%, 06/15/25 (e)	5,840
29,785	5.875%, 07/15/24 (e)	31,125
38,681	7.250%, 06/01/21 (e)	39,841
13,448	7.250%, 06/01/21 (e)	13,852
7,184	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	7,382
	Post Holdings, Inc.,
21,974	5.000%, 08/15/26 (e)	21,164
10,811	5.500%, 03/01/25 (e)	11,027
9,826	5.750%, 03/01/27 (e)	9,943
2,000	8.000%, 07/15/25 (e)	2,255

		186,419

	Household Products — 0.4%
9,945	Central Garden & Pet Co., 6.125%, 11/15/23	10,616
12,772	Kronos Acquisition Holdings, Inc., (Canada), 9.000%, 08/15/23 (e)	13,043
	Spectrum Brands, Inc.,
20,311	5.750%, 07/15/25	21,623
9,304	6.125%, 12/15/24	9,901

		55,183

	Personal Products — 0.5%
30,644	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	32,368
5,825	Prestige Brands, Inc., 6.375%, 03/01/24 (e)	6,174
	Revlon Consumer Products Corp.,
10,083	5.750%, 02/15/21	10,159
15,060	6.250%, 08/01/24	15,474

		64,175

	Total Consumer Staples	575,399

	Energy — 12.4%
	Energy Equipment & Services — 3.2%
7,325	Archrock Partners LP, 6.000%, 10/01/22	7,307
8,400	CSI Compressco LP, 7.250%, 08/15/22	8,106
	Ensco plc,
2,298	4.500%, 10/01/24	1,976
4,798	5.200%, 03/15/25	4,246

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	155

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
2,310	8.000%, 01/31/24 (e)	2,368
10,297	Nabors Industries, Inc., 5.500%, 01/15/23 (e)	10,625
	Noble Holding International Ltd., (United Kingdom),
967	5.250%, 03/15/42	643
6,316	6.200%, 08/01/40	4,958
8,007	7.750%, 01/15/24	7,787
19,543	Parker Drilling Co., 6.750%, 07/15/22	18,077
	Precision Drilling Corp., (Canada),
9,422	5.250%, 11/15/24	9,328
3,000	6.500%, 12/15/21	3,082
24,040	Rowan Cos., Inc., 7.375%, 06/15/25	24,942
16,769	Sea Trucks Group Ltd., (Nigeria), Reg. S, 9.000%, 03/26/18 (d) (e)	6,288
26,545	SESI LLC, 7.125%, 12/15/21	27,275
8,049	Summit Midstream Holdings LLC, 5.500%, 08/15/22	8,150
18,923	Transocean Proteus Ltd., 6.250%, 12/01/24 (e)	19,514
	Transocean, Inc.,
8,846	5.550%, 10/15/22	8,221
44,500	6.800%, 03/15/38	35,823
3,214	7.500%, 04/15/31	2,885
63,235	9.000%, 07/15/23 (e)	68,294
7,571	9.100%, 12/15/41	7,476
11,999	Trinidad Drilling Ltd., (Canada), 6.625%, 02/15/25 (e)	12,359
22,617	Unit Corp., 6.625%, 05/15/21	22,560
1,532	Weatherford International LLC, 6.800%, 06/15/37	1,444
	Weatherford International Ltd.,
5,412	4.500%, 04/15/22	5,175
5,260	5.950%, 04/15/42	4,405
11,246	6.500%, 08/01/36	10,374
3,222	6.750%, 09/15/40	2,932
14,330	7.000%, 03/15/38	13,506
2,702	7.750%, 06/15/21	2,915
7,938	8.250%, 06/15/23	8,613
40,300	9.875%, 02/15/24 (e)	46,547
5,780	Western Refining Logistics LP, 7.500%, 02/15/23	6,271

		424,472

	Oil, Gas & Consumable Fuels — 9.2%
	Antero Resources Corp.,
7,110	5.000%, 03/01/25 (e)	6,897

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
47,000	5.125%, 12/01/22	47,235
19,226	5.375%, 11/01/21	19,658
	Baytex Energy Corp., (Canada),
1,254	5.125%, 06/01/21 (e)	1,141
4,694	5.625%, 06/01/24 (e)	4,295
6,025	Blue Racer Midstream LLC, 6.125%, 11/15/22 (e)	6,130
74,885	California Resources Corp., 8.000%, 12/15/22 (e)	63,652
12,959	Callon Petroleum Co., 6.125%, 10/01/24 (e)	13,510
13,601	Cenovus Energy, Inc., (Canada), 6.750%, 11/15/39	15,373
	Cheniere Corpus Christi Holdings LLC,
703	5.875%, 03/31/25 (e)	744
14,050	7.000%, 06/30/24 (e)	15,736
	Chesapeake Energy Corp.,
17,442	4.875%, 04/15/22	15,628
5,308	5.750%, 03/15/23	4,844
13,836	6.125%, 02/15/21	13,386
15,000	8.000%, 01/15/25 (e)	14,906
19,889	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	21,555
16,327	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	16,817
8,470	CONSOL Energy, Inc., 5.875%, 04/15/22	8,258
	Continental Resources, Inc.,
10,882	3.800%, 06/01/24	10,079
9,123	4.500%, 04/15/23	8,935
45,000	5.000%, 09/15/22	45,900
	Crestwood Midstream Partners LP,
1,175	6.000%, 12/15/20	1,209
9,092	6.125%, 03/01/22	9,399
8,085	6.250%, 04/01/23	8,388
	DCP Midstream Operating LP,
17,498	3.875%, 03/15/23	16,886
12,355	4.750%, 09/30/21 (e)	12,756
3,930	4.950%, 04/01/22	4,067
1,092	5.350%, 03/15/20 (e)	1,144
11,176	6.750%, 09/15/37 (e)	11,847
8,630	Diamondback Energy, Inc., 4.750%, 11/01/24 (e)	8,652
	Energy Transfer Equity LP,
1,320	5.500%, 06/01/27	1,398
34,016	5.875%, 01/15/24	36,567
1,000	7.500%, 10/15/20	1,124
8,048	EnLink Midstream Partners LP, 7.125%, 06/01/22	8,399

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	EP Energy LLC,
4,887	6.375%, 06/15/23	4,068
10,802	7.750%, 09/01/22	9,398
41,253	8.000%, 02/15/25 (e)	40,222
44,611	9.375%, 05/01/20	43,607
	Genesis Energy LP,
11,830	5.625%, 06/15/24	11,800
665	5.750%, 02/15/21	675
7,230	6.000%, 05/15/23	7,320
6,175	6.750%, 08/01/22	6,438
	Hilcorp Energy I LP,
13,966	5.000%, 12/01/24 (e)	13,372
18,000	5.750%, 10/01/25 (e)	17,865
12,496	Holly Energy Partners LP, 6.000%, 08/01/24 (e)	13,121
6,230	Martin Midstream Partners LP, 7.250%, 02/15/21	6,331
	MEG Energy Corp., (Canada),
23,194	6.375%, 01/30/23 (e)	20,585
33,132	6.500%, 03/15/21 (e)	33,877
21,948	6.500%, 01/15/25 (e)	21,454
11,252	7.000%, 03/31/24 (e)	10,127
6,844	Newfield Exploration Co., 5.750%, 01/30/22	7,306
	NGL Energy Partners LP,
1,794	5.125%, 07/15/19	1,799
12,333	6.125%, 03/01/25 (e)	12,302
7,048	6.875%, 10/15/21	7,255
6,155	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	6,401
	NuStar Logistics LP,
1,031	4.750%, 02/01/22	1,039
6,925	4.800%, 09/01/20	7,133
4,245	6.750%, 02/01/21	4,627
	Oasis Petroleum, Inc.,
12,336	6.500%, 11/01/21	12,552
6,322	6.875%, 03/15/22	6,448
	ONEOK, Inc.,
11,358	4.250%, 02/01/22	11,699
2,122	7.500%, 09/01/23	2,528
8,995	PBF Holding Co. LLC, 7.000%, 11/15/23	9,040
	Penn Virginia Corp.,
1,500	7.250%, 04/15/19 (d)	34
14,125	8.500%, 05/01/20 (d)	318
	QEP Resources, Inc.,
4,111	5.250%, 05/01/23	4,049
19,600	5.375%, 10/01/22	19,698
6,072	6.875%, 03/01/21	6,421

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Range Resources Corp.,
11,165	4.875%, 05/15/25	10,579
10,388	5.000%, 03/15/23 (e)	10,063
10,082	Rice Energy, Inc., 7.250%, 05/01/23	10,586
4,276	Rockies Express Pipeline LLC, 5.625%, 04/15/20 (e)	4,511
	RSP Permian, Inc.,
5,997	5.250%, 01/15/25 (e)	6,147
17,626	6.625%, 10/01/22	18,639
	SM Energy Co.,
23,700	5.000%, 01/15/24	22,219
8,833	5.625%, 06/01/25	8,358
1,599	6.500%, 01/01/23	1,603
5,708	Stone Energy Corp., 7.500%, 11/15/22 (d)	3,996
	Sunoco LP,
2,505	5.500%, 08/01/20	2,524
15,678	6.250%, 04/15/21	15,913
13,285	6.375%, 04/01/23	13,451
12,790	Tallgrass Energy Partners LP, 5.500%, 09/15/24 (e)	12,918
	Targa Resources Partners LP,
11,407	4.250%, 11/15/23	11,321
17,697	5.125%, 02/01/25 (e)	18,405
10,000	5.250%, 05/01/23	10,325
5,550	5.375%, 02/01/27 (e)	5,814
	Tesoro Corp.,
10,803	4.750%, 12/15/23 (e)	11,181
4,513	5.125%, 04/01/24	4,716
	Tesoro Logistics LP,
11,120	5.250%, 01/15/25	11,718
12,805	5.875%, 10/01/20	13,199
6,685	6.125%, 10/15/21	6,977
8,000	6.250%, 10/15/22	8,560
7,660	6.375%, 05/01/24	8,327
2,470	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (d)	1,853
7,920	W&T Offshore, Inc., 8.500%, 06/15/19	6,019
5,254	Western Refining, Inc., 6.250%, 04/01/21	5,431
	Whiting Petroleum Corp.,
31,662	5.000%, 03/15/19	31,939
9,425	5.750%, 03/15/21	9,378
	Williams Cos., Inc. (The),
12,645	3.700%, 01/15/23	12,392
1,280	4.550%, 06/24/24	1,299
9,960	5.750%, 06/24/44	10,060
6,533	7.750%, 06/15/31	7,725

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	157

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
939	Series A, 7.500%, 01/15/31	1,105
21,551	WPX Energy, Inc., 6.000%, 01/15/22	22,063

		1,218,738

	Total Energy	1,643,210

	Financials — 5.0%
	Banks — 2.1%
25,788	Bank of America Corp., Series AA, VAR, 6.100%, 03/17/25 (x) (y)	27,513
22,680	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18 (x) (y)	24,069
	CIT Group, Inc.,
41,941	5.000%, 08/15/22	44,457
9,326	5.375%, 05/15/20	9,979
	Citigroup, Inc.,
18,720	Series R, VAR, 6.125%, 11/15/20 (x) (y)	19,797
7,910	Series T, VAR, 6.250%, 08/15/26 (x) (y)	8,611
	Credit Agricole SA, (France),
1,545	VAR, 6.625%, 09/23/19 (e) (x) (y)	1,526
15,770	VAR, 8.125%, 12/23/25 (e) (x) (y)	16,856
	Royal Bank of Scotland Group plc, (United Kingdom),
45,680	6.100%, 06/10/23	48,489
46,019	6.125%, 12/15/22	48,922
5,292	VAR, 7.500%, 08/10/20 (x) (y)	5,271
4,790	VAR, 8.625%, 08/15/21 (x) (y)	5,061
12,985	Societe Generale SA, (France), VAR, 7.375%, 09/13/21 (e) (x) (y)	13,147

		273,698

	Capital Markets — 0.2%
10,000	Goldman Sachs Group, Inc. (The), Series M, VAR, 5.375%, 05/10/20 (x) (y)	10,275
9,292	MSCI, Inc., 5.250%, 11/15/24 (e)	9,803

		20,078

	Consumer Finance — 1.3%
	Ally Financial, Inc.,
8,901	3.250%, 02/13/18	9,017
18,355	3.250%, 11/05/18	18,676
7,206	3.600%, 05/21/18	7,332
8,000	4.125%, 03/30/20	8,270
38,854	4.125%, 02/13/22	39,728
38,247	4.625%, 05/19/22	39,777
11,345	4.625%, 03/30/25	11,600
20,994	8.000%, 11/01/31	25,823

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
	Springleaf Finance Corp.,
5,917	7.750%, 10/01/21	6,323
10,793	8.250%, 12/15/20	11,859

		178,405

	Diversified Financial Services — 0.7%
29,139	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	27,464
22,746	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	20,528
7,730	Plaza Drive, 6.700%, 09/01/20	7,653
4,698	Intelsat Connect Finance SA, (Luxembourg), 12.500%, 04/01/22 (e)	4,122
	Nationstar Mortgage LLC,
16,249	6.500%, 07/01/21	16,614
6,635	6.500%, 06/01/22	6,685
7,757	7.875%, 10/01/20	8,087
5,120	Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21 (e)	5,323

		96,476

	Insurance — 0.4%
20,270	CNO Financial Group, Inc., 5.250%, 05/30/25	20,878
4,762	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	4,798
11,527	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	13,314
11,400	NFP Corp., 9.000%, 07/15/21 (e)	12,053

		51,043

	Thrifts & Mortgage Finance — 0.3%
26,329	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	25,934
13,737	Radian Group, Inc., 7.000%, 03/15/21	15,317

		41,251

	Total Financials	660,951

	Health Care — 8.4%
	Health Care Equipment & Supplies — 0.9%
	Alere, Inc.,
5,366	6.375%, 07/01/23 (e)	5,446
17,428	6.500%, 06/15/20	17,515
250	7.250%, 07/01/18	253
17,430	Hologic, Inc., 5.250%, 07/15/22 (e)	18,171
	Mallinckrodt International Finance SA,
1,067	3.500%, 04/15/18	1,070
2,784	4.750%, 04/15/23	2,478
9,330	5.500%, 04/15/25 (e)	8,677
24,661	5.625%, 10/15/23 (e)	23,674
10,414	5.750%, 08/01/22 (e)	10,206

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
8,564	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	8,757
	Teleflex, Inc.,
5,000	4.875%, 06/01/26	5,037
9,785	5.250%, 06/15/24	10,103

		111,387

	Health Care Providers & Services — 5.3%
	Acadia Healthcare Co., Inc.,
17,455	5.625%, 02/15/23	18,153
8,830	6.500%, 03/01/24	9,382
8,100	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	8,242
	Centene Corp.,
10,306	4.750%, 05/15/22	10,680
16,330	4.750%, 01/15/25	16,799
10,589	5.625%, 02/15/21	11,145
13,415	6.125%, 02/15/24	14,555
	Community Health Systems, Inc.,
2,061	5.125%, 08/15/18	2,074
6,811	5.125%, 08/01/21	6,692
12,837	6.875%, 02/01/22	11,280
13,871	7.125%, 07/15/20	13,039
	DaVita, Inc.,
18,915	5.000%, 05/01/25	19,032
17,138	5.125%, 07/15/24	17,492
8,500	5.750%, 08/15/22	8,861
	Envision Healthcare Corp.,
13,898	5.125%, 07/01/22 (e)	14,228
21,317	5.625%, 07/15/22	22,196
	Fresenius Medical Care US Finance II, Inc., (Germany),
4,205	4.125%, 10/15/20 (e)	4,310
6,455	4.750%, 10/15/24 (e)	6,631
4,281	5.625%, 07/31/19 (e)	4,570
10,276	5.875%, 01/31/22 (e)	11,214
2,075	6.500%, 09/15/18 (e)	2,194
10,235	Fresenius Medical Care US Finance, Inc., (Germany), 5.750%, 02/15/21 (e)	11,143
11,585	HCA Holdings, Inc., 6.250%, 02/15/21	12,613
	HCA, Inc.,
11,028	3.750%, 03/15/19	11,304
9,680	4.250%, 10/15/19	10,067
12,385	4.500%, 02/15/27	12,354
11,871	5.000%, 03/15/24	12,509
16,185	5.250%, 04/15/25	17,277
12,340	5.250%, 06/15/26	13,050

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — continued
41,340	5.375%, 02/01/25	43,252
10,440	5.875%, 03/15/22	11,523
19,145	5.875%, 02/15/26	20,514
11,356	6.500%, 02/15/20	12,461
21,198	7.500%, 02/15/22	24,457
31,155	Series 1, 5.875%, 05/01/23	33,881
37,416	IASIS Healthcare LLC, 8.375%, 05/15/19	36,574
7,529	LifePoint Health, Inc., 5.500%, 12/01/21	7,835
39,314	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	42,361
21,500	Team Health Holdings, Inc., 6.375%, 02/01/25 (e)	21,339
	Tenet Healthcare Corp.,
16,318	4.375%, 10/01/21	16,440
17,561	4.500%, 04/01/21	17,780
5,725	4.750%, 06/01/20	5,839
8,164	5.500%, 03/01/19	8,259
19,145	6.000%, 10/01/20	20,294
5,204	6.250%, 11/01/18	5,510
6,208	6.750%, 02/01/20	6,317
13,840	6.750%, 06/15/23	13,719
5,160	7.500%, 01/01/22 (e)	5,586
12,807	8.000%, 08/01/20	13,095
4,949	8.125%, 04/01/22	5,196

		705,318

	Health Care Technology — 0.5%
	Change Healthcare Holdings, Inc.,
20,170	6.000%, 02/15/21 (e)	21,481
11,853	11.000%, 12/31/19	12,179
	Quintiles IMS, Inc.,
14,095	4.875%, 05/15/23 (e)	14,500
13,185	5.000%, 10/15/26 (e)	13,383

		61,543

	Pharmaceuticals — 1.7%
14,025	Celtic Pharma Phinco BV, VAR, 17.000%, 06/15/12 (d)	1
	Concordia International Corp., (Canada),
38,285	7.000%, 04/15/23 (e)	14,931
4,916	9.000%, 04/01/22 (e)	4,326
9,500	9.500%, 10/21/22 (e)	4,133
	Endo Finance LLC,
5,000	5.375%, 01/15/23 (e)	4,425
11,763	5.750%, 01/15/22 (e)	10,910
7,185	7.250%, 01/15/22 (e)	6,956

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	159

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
	Endo Ltd.,
20,050	6.000%, 07/15/23 (e)	18,446
8,650	6.000%, 02/01/25 (e)	7,731
	Valeant Pharmaceuticals International, Inc.,
24,825	5.375%, 03/15/20 (e)	22,249
3,444	5.500%, 03/01/23 (e)	2,777
44,612	5.875%, 05/15/23 (e)	35,885
22,995	6.375%, 10/15/20 (e)	20,925
13,500	6.750%, 08/15/18 (e)	13,298
14,248	6.750%, 08/15/21 (e)	12,859
23,718	7.000%, 10/01/20 (e)	22,117
20,212	7.250%, 07/15/22 (e)	18,191
11,237	7.500%, 07/15/21 (e)	10,317

		230,477

	Total Health Care	1,108,725

	Industrials — 10.7%
	Aerospace & Defense — 1.8%
	Arconic, Inc.,
18,585	5.125%, 10/01/24	19,189
4,866	5.400%, 04/15/21	5,212
6,943	5.870%, 02/23/22	7,532
8,641	5.900%, 02/01/27	9,257
7,034	5.950%, 02/01/37	7,201
10,575	6.150%, 08/15/20	11,580
15,659	6.750%, 01/15/28	17,225
	Bombardier, Inc., (Canada),
6,425	4.750%, 04/15/19 (e)	6,594
13,043	6.000%, 10/15/22 (e)	13,043
18,005	6.125%, 01/15/23 (e)	18,005
4,762	7.500%, 03/15/25 (e)	4,935
30,460	8.750%, 12/01/21 (e)	33,734
	Orbital ATK, Inc.,
3,485	5.250%, 10/01/21	3,598
7,230	5.500%, 10/01/23	7,519
	TransDigm, Inc.,
6,940	5.500%, 10/15/20	7,070
19,136	6.000%, 07/15/22	19,686
8,435	6.375%, 06/15/26 (e)	8,520
26,582	6.500%, 07/15/24	27,446
10,318	6.500%, 05/15/25 (e)	10,563

		237,909

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Air Freight & Logistics — 0.2%
	XPO Logistics, Inc.,
5,555	6.125%, 09/01/23 (e)	5,833
17,435	6.500%, 06/15/22 (e)	18,307

		24,140

	Airlines — 0.2%
12,300	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	12,761
13,355	United Continental Holdings, Inc., 5.000%, 02/01/24	13,305

		26,066

	Building Products — 1.0%
7,179	Airxcel, Inc., 8.500%, 02/15/22 (e)	7,394
12,365	Masonite International Corp., 5.625%, 03/15/23 (e)	12,767
11,589	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	12,603
	Standard Industries, Inc.,
13,145	5.000%, 02/15/27 (e)	13,408
14,175	5.375%, 11/15/24 (e)	14,570
6,250	5.500%, 02/15/23 (e)	6,500
27,160	6.000%, 10/15/25 (e)	28,858
37,127	Summit Materials LLC, 6.125%, 07/15/23	38,612

		134,712

	Chemicals — 0.1%
18,333	Unifrax I LLC, 7.500%, 02/15/19 (e)	18,287

	Commercial Services & Supplies — 2.5%
7,598	ACCO Brands Corp., 5.250%, 12/15/24 (e)	7,693
59,749	ADT Corp. (The), 4.125%, 06/15/23	57,508
7,630	Covanta Holding Corp., 5.875%, 03/01/24	7,744
26,774	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	25,636
	Harland Clarke Holdings Corp.,
5,000	6.875%, 03/01/20 (e)	5,050
9,000	8.375%, 08/15/22 (e)	9,298
35,289	ILFC E-Capital Trust I, VAR, 4.670%, 12/21/65 (e)	33,172
32,786	ILFC E-Capital Trust II, VAR, 4.920%, 12/21/65 (e)	30,573
15,250	Jaguar Holding Co. II, 6.375%, 08/01/23 (e)	16,413
	Park Aerospace Holdings Ltd., (Ireland),
8,607	5.250%, 08/15/22 (e)	8,973
9,051	5.500%, 02/15/24 (e)	9,460
69,690	Prime Security Services Borrower LLC, 9.250%, 05/15/23 (e)	76,398

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Commercial Services & Supplies — continued
8,000	Quad/Graphics, Inc., 7.000%, 05/01/22	7,980
	Quebecor World Capital Corp.,
6,815	0.000%, 03/15/16 (d)	—	(h)
8,325	6.125%, 01/15/16 (d)	—	(h)
865	Quebecor World Capital ULC, 6.125%, 01/15/16 (d)	—	(h)
	West Corp.,
11,172	4.750%, 07/15/21 (e)	11,451
21,728	5.375%, 07/15/22 (e)	20,870

		328,219

	Construction & Engineering — 0.9%
	AECOM,
30,000	5.125%, 03/15/27 (e)	30,485
44,500	5.875%, 10/15/24	48,616
28,597	MasTec, Inc., 4.875%, 03/15/23	28,597
11,857	Tutor Perini Corp., 7.625%, 11/01/18	11,916

		119,614

	Electrical Equipment — 1.1%
17,890	EnerSys, 5.000%, 04/30/23 (e)	18,203
13,010	International Wire Group, Inc., 10.750%, 08/01/21 (e)	12,620
	Novelis Corp.,
20,780	5.875%, 09/30/26 (e)	21,377
17,545	6.250%, 08/15/24 (e)	18,598
	Sensata Technologies BV,
11,128	4.875%, 10/15/23 (e)	11,364
3,520	5.000%, 10/01/25 (e)	3,573
2,101	5.625%, 11/01/24 (e)	2,217
59,222	Vertiv Group Corp., 9.250%, 10/15/24 (e)	63,589

		151,541

	Machinery — 1.0%
12,887	ATS Automation Tooling Systems, Inc., (Canada), 6.500%, 06/15/23 (e)	13,467
18,736	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	19,111
31,500	Bluewater Holding BV, (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	22,995
2,055	Gates Global LLC, 6.000%, 07/15/22 (e)	2,070
31,836	Navistar International Corp., 8.250%, 11/01/21	32,154
	Oshkosh Corp.,
3,850	5.375%, 03/01/22	4,009
5,796	5.375%, 03/01/25	6,006

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Machinery — continued
26,574	Terex Corp., 5.625%, 02/01/25 (e)	27,272

		127,084

	Marine — 0.2%
25,641	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.500%, 11/02/20 (e)	24,359
26,212	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	5,243

		29,602

	Professional Services — 0.0% (g)
4,420	IHS Markit Ltd., 4.750%, 02/15/25 (e)	4,555

	Road & Rail — 0.3%
	Ashtead Capital, Inc., (United Kingdom),
16,049	5.625%, 10/01/24 (e)	17,012
14,610	6.500%, 07/15/22 (e)	15,281

		32,293

	Trading Companies & Distributors — 1.4%
23,225	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	21,599
	Aircastle Ltd.,
8,902	5.125%, 03/15/21	9,503
12,115	5.500%, 02/15/22	13,069
11,184	H&E Equipment Services, Inc., 7.000%, 09/01/22	11,771
22,124	HD Supply, Inc., 5.750%, 04/15/24 (e)	23,396
	United Rentals North America, Inc.,
5,035	4.625%, 07/15/23	5,168
12,450	5.500%, 07/15/25	13,135
3,660	5.500%, 05/15/27	3,741
25,125	5.750%, 11/15/24	26,633
19,090	5.875%, 09/15/26	20,068
8,488	6.125%, 06/15/23	8,912
10,890	Univar USA, Inc., 6.750%, 07/15/23 (e)	11,408
13,240	WESCO Distribution, Inc., 5.375%, 06/15/24	13,637

		182,040

	Total Industrials	1,416,062

	Information Technology — 5.5%
	Communications Equipment — 0.8%
21,877	Alcatel-Lucent USA, Inc., (France), 6.450%, 03/15/29	24,174
	Avaya, Inc.,
11,661	7.000%, 04/01/19 (d) (e)	9,314
12,463	10.500%, 03/01/21 (d) (e)	3,427
10,787	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	11,542

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	161

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Communications Equipment — continued
	CommScope, Inc.,
2,513	4.375%, 06/15/20 (e)	2,579
10,830	5.000%, 06/15/21 (e)	11,155
11,781	5.500%, 06/15/24 (e)	12,340
14,524	Goodman Networks, Inc., 12.125%, 07/01/18	5,810
	Nokia OYJ, (Finland),
6,517	5.375%, 05/15/19	6,892
6,936	6.625%, 05/15/39	7,404
7,150	Plantronics, Inc., 5.500%, 05/31/23 (e)	7,279

		101,916

	Electronic Equipment, Instruments & Components — 0.2%
5,030	Belden, Inc., 5.250%, 07/15/24 (e)	5,049
	CDW LLC,
8,492	5.000%, 09/01/23	8,747
8,001	5.500%, 12/01/24	8,401
2,695	6.000%, 08/15/22	2,853

		25,050

	Internet Software & Services — 0.3%
19,555	Genesys Telecommunications Laboratories, Inc., 10.000%, 11/30/24 (e)	21,266
4,800	Match Group, Inc., 6.375%, 06/01/24	5,184
7,401	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	7,799
2,933	VeriSign, Inc., 5.250%, 04/01/25	3,054
7,398	Zayo Group LLC, 5.750%, 01/15/27 (e)	7,822

		45,125

	IT Services — 0.8%
	Alliance Data Systems Corp.,
9,550	5.375%, 08/01/22 (e)	9,502
5,475	5.875%, 11/01/21 (e)	5,667
	First Data Corp.,
25,600	5.000%, 01/15/24 (e)	26,143
6,105	5.375%, 08/15/23 (e)	6,349
25,071	5.750%, 01/15/24 (e)	25,980
32,612	7.000%, 12/01/23 (e)	35,058

		108,699

	Semiconductors & Semiconductor Equipment — 1.1%
6,897	Advanced Micro Devices, Inc., 7.000%, 07/01/24	7,365
	Micron Technology, Inc.,
22,696	5.250%, 08/01/23 (e)	22,895
4,815	5.250%, 01/15/24 (e)	4,875

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Semiconductors & Semiconductor Equipment — continued
9,338	5.500%, 02/01/25	9,641
5,558	5.625%, 01/15/26 (e)	5,711
1,775	5.875%, 02/15/22	1,853
5,206	7.500%, 09/15/23 (e)	5,805
6,534	Microsemi Corp., 9.125%, 04/15/23 (e)	7,530
	NXP BV, (Netherlands),
10,909	4.125%, 06/15/20 (e)	11,347
20,027	4.125%, 06/01/21 (e)	20,773
11,426	4.625%, 06/15/22 (e)	12,140
2,430	5.750%, 02/15/21 (e)	2,501
1,795	5.750%, 03/15/23 (e)	1,894
12,030	Qorvo, Inc., 6.750%, 12/01/23	13,113
6,367	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	6,860
13,030	Versum Materials, Inc., 5.500%, 09/30/24 (e)	13,633

		147,936

	Software — 1.1%
19,474	Camelot Finance SA, 7.875%, 10/15/24 (e)	20,740
5,663	CURO Financial Technologies Corp., 12.000%, 03/01/22 (e)	5,812
12,091	Infor Software Parent LLC, 7.125% (cash), 05/01/21 (e) (v)	12,423
	Infor US, Inc.,
12,295	5.750%, 08/15/20 (e)	12,756
17,462	6.500%, 05/15/22	18,160
6,609	Informatica LLC, 7.125%, 07/15/23 (e)	6,411
4,533	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	4,638
	Open Text Corp., (Canada),
7,385	5.625%, 01/15/23 (e)	7,745
13,634	5.875%, 06/01/26 (e)	14,316
15,995	Solera LLC, 10.500%, 03/01/24 (e)	18,234
4,630	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23	4,896
15,341	Symantec Corp., 5.000%, 04/15/25 (e)	15,746

		141,877

	Technology Hardware, Storage & Peripherals — 1.2%
	Diamond 1 Finance Corp.,
135	3.480%, 06/01/19 (e)	138
6,868	4.420%, 06/15/21 (e)	7,207
20,333	5.450%, 06/15/23 (e)	21,966
20,028	5.875%, 06/15/21 (e)	21,188
20,333	6.020%, 06/15/26 (e)	22,420
15,375	7.125%, 06/15/24 (e)	16,988

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — continued
25,065	Diebold Nixdorf, Inc., 8.500%, 04/15/24	27,509
	EMC Corp.,
13,424	2.650%, 06/01/20	13,083
1,000	3.375%, 06/01/23	956
3,142	NCR Corp., 5.000%, 07/15/22	3,217
	Western Digital Corp.,
10,942	7.375%, 04/01/23 (e)	11,967
15,432	10.500%, 04/01/24	18,036

		164,675

	Total Information Technology	735,278

	Materials — 10.1%
	Chemicals — 2.8%
5,000	Ashland LLC, 6.875%, 05/15/43	5,350
	Blue Cube Spinco, Inc.,
27,175	9.750%, 10/15/23	32,406
44,810	10.000%, 10/15/25	54,444
	CF Industries, Inc.,
5,473	4.500%, 12/01/26 (e)	5,606
18,572	5.150%, 03/15/34	17,597
3,470	5.375%, 03/15/44	3,080
60,166	CVR Partners LP, 9.250%, 06/15/23 (e)	64,378
15,349	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	17,418
58,075	Hexion, Inc., 6.625%, 04/15/20	54,010
7,048	Koppers, Inc., 6.000%, 02/15/25 (e)	7,330
9,310	Momentive Performance Materials USA, Inc., 8.875%, 10/15/20 (d)	—	(h)
12,595	Momentive Performance Materials, Inc., 3.880%, 10/24/21	12,343
10,435	NOVA Chemicals Corp., (Canada), 5.250%, 08/01/23 (e)	10,722
6,050	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	6,231
38,473	PolyOne Corp., 5.250%, 03/15/23	39,627
19,566	Rain CII Carbon LLC, 8.000%, 12/01/18 (e)	19,541
	Scotts Miracle-Gro Co. (The),
3,720	5.250%, 12/15/26 (e)	3,799
10,280	6.000%, 10/15/23	10,955
5,690	Valvoline, Inc., 5.500%, 07/15/24 (e)	6,003

		370,840

	Construction Materials — 1.3%
	Cemex Finance LLC, (Mexico),
3,329	6.000%, 04/01/24 (e)	3,433
14,100	9.375%, 10/12/22 (e)	15,299

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Construction Materials — continued
	Cemex SAB de CV, (Mexico),
40,437	5.700%, 01/11/25 (e)	41,549
49,385	6.125%, 05/05/25 (e)	51,647
37,003	7.750%, 04/16/26 (e)	41,395
	US Concrete, Inc.,
12,321	6.375%, 06/01/24	13,029
505	6.375%, 06/01/24 (e)	534

		166,886

	Containers & Packaging — 1.5%
12,000	Ardagh Packaging Finance plc, (Ireland), 4.625%, 05/15/23 (e)	12,212
	Ball Corp.,
2,991	4.000%, 11/15/23	2,987
5,000	5.000%, 03/15/22	5,294
11,740	5.250%, 07/01/25	12,459
	Berry Plastics Corp.,
20,950	5.125%, 07/15/23	21,579
7,000	5.500%, 05/15/22	7,297
	Cascades, Inc., (Canada),
5,740	5.500%, 07/15/22 (e)	5,826
7,655	5.750%, 07/15/23 (e)	7,808
2,707	Constar International, Inc., 11.000%, 12/31/17 (d)	13
13,985	Crown Americas LLC, 4.250%, 09/30/26 (e)	13,478
4,046	Flex Acquisition Co., Inc., 6.875%, 01/15/25 (e)	4,137
	Graphic Packaging International, Inc.,
7,745	4.750%, 04/15/21	8,152
3,230	4.875%, 11/15/22	3,367
	Owens-Brockway Glass Container, Inc.,
5,890	5.000%, 01/15/22 (e)	6,126
10,403	5.375%, 01/15/25 (e)	10,728
4,350	5.875%, 08/15/23 (e)	4,671
1,802	6.375%, 08/15/25 (e)	1,956
	Reynolds Group Issuer, Inc., (New Zealand),
10,695	5.125%, 07/15/23 (e)	11,083
7,385	5.750%, 10/15/20	7,607
6,222	6.875%, 02/15/21	6,393
	Sealed Air Corp.,
5,000	4.875%, 12/01/22 (e)	5,169
27,767	5.125%, 12/01/24 (e)	29,017
10,344	5.250%, 04/01/23 (e)	10,861

		198,220

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	163

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — 4.3%
17,305	AK Steel Corp., 7.500%, 07/15/23	18,906
11,567	Alcoa Nederland Holding BV, 6.750%, 09/30/24 (e)	12,579
	Aleris International, Inc.,
1,203	7.875%, 11/01/20	1,191
10,740	9.500%, 04/01/21 (e)	11,490
	Anglo American Capital plc, (United Kingdom),
16,100	4.125%, 04/15/21 (e)	16,586
10,922	4.125%, 09/27/22 (e)	11,113
5,023	4.450%, 09/27/20 (e)	5,259
25,315	4.875%, 05/14/25 (e)	26,265
	ArcelorMittal, (Luxembourg),
19,067	6.125%, 06/01/25	21,426
71,338	7.000%, 02/25/22	81,147
2,900	7.750%, 03/01/41	3,291
5,270	8.000%, 10/15/39	6,140
3,280	10.850%, 06/01/19	3,846
8,908	Coeur Mining, Inc., 7.875%, 02/01/21	9,198
19,218	Commercial Metals Co., 4.875%, 05/15/23	19,650
11,364	Constellium NV, (Netherlands), 6.625%, 03/01/25 (e)	11,307
	Freeport-McMoRan, Inc.,
23,610	3.100%, 03/15/20	23,131
17,745	3.550%, 03/01/22	16,457
45,745	3.875%, 03/15/23	42,085
5,129	4.000%, 11/14/21	4,924
1,776	5.400%, 11/14/34	1,558
30,704	5.450%, 03/15/43	26,252
18,956	Hecla Mining Co., 6.875%, 05/01/21	19,572
5,125	HudBay Minerals, Inc., (Canada), 7.250%, 01/15/23 (e)	5,471
6,185	Kaiser Aluminum Corp., 5.875%, 05/15/24	6,494
	Lundin Mining Corp., (Canada),
12,045	7.500%, 11/01/20 (e)	12,798
12,235	7.875%, 11/01/22 (e)	13,397
	New Gold, Inc., (Canada),
7,191	6.250%, 11/15/22 (e)	7,263
5,001	7.000%, 04/15/20 (e)	5,088
3,763	Peabody Securities Finance Corp., 6.000%, 03/31/22 (e)	3,838
	Steel Dynamics, Inc.,
6,100	5.000%, 12/15/26 (e)	6,298
2,465	5.125%, 10/01/21	2,542
7,600	5.250%, 04/15/23	7,915
12,330	5.500%, 10/01/24	13,070
8,892	6.375%, 08/15/22	9,292

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — continued
	Teck Resources Ltd., (Canada),
12,910	3.000%, 03/01/19	13,222
9,070	4.750%, 01/15/22	9,422
8,060	5.400%, 02/01/43	7,677
14,925	6.000%, 08/15/40	14,962
18,479	6.125%, 10/01/35	19,126
1,920	8.000%, 06/01/21 (e)	2,134
7,421	8.500%, 06/01/24 (e)	8,664
10,885	United States Steel Corp., 8.375%, 07/01/21 (e)	12,246

		574,292

	Paper & Forest Products — 0.2%
	Clearwater Paper Corp.,
6,395	4.500%, 02/01/23	6,267
6,719	5.375%, 02/01/25 (e)	6,702
17,460	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	15,452
6,530	NWH Escrow Corp., 7.500%, 08/01/21 (e)	5,714

		34,135

	Total Materials	1,344,373

	Real Estate — 0.8%
	Equity Real Estate Investment Trusts (REITs) — 0.8%
12,561	Communications Sales & Leasing, Inc., 6.000%, 04/15/23 (e)	13,189
11,555	DuPont Fabros Technology LP, 5.875%, 09/15/21	12,046
	Equinix, Inc.,
2,065	4.875%, 04/01/20	2,117
7,608	5.375%, 01/01/22	8,036
18,333	5.375%, 04/01/23	19,020
4,294	5.750%, 01/01/25	4,552
10,601	5.875%, 01/15/26	11,323
	Iron Mountain, Inc.,
18,544	5.750%, 08/15/24	19,031
10,396	6.000%, 10/01/20 (e)	10,919
6,980	MGM Growth Properties Operating Partnership LP, 5.625%, 05/01/24 (e)	7,381

	Total Real Estate	107,614

	Telecommunication Services — 11.7%
	Diversified Telecommunication Services — 8.1%
	Altice Financing SA, (Luxembourg),
10,515	6.500%, 01/15/22 (e)	10,975
18,292	6.625%, 02/15/23 (e)	19,252
22,385	7.500%, 05/15/26 (e)	24,036

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	CCO Holdings LLC,
10,205	5.125%, 05/01/27 (e)	10,600
19,193	5.500%, 05/01/26 (e)	20,369
43,560	5.750%, 02/15/26 (e)	46,609
82,023	5.875%, 04/01/24 (e)	87,970
8,696	Cincinnati Bell, Inc., 7.000%, 07/15/24 (e)	9,196
10,226	Consolidated Communications, Inc., 6.500%, 10/01/22	10,200
157,817	Embarq Corp., 7.995%, 06/01/36	158,335
	Frontier Communications Corp.,
40,235	6.250%, 09/15/21	38,424
36,831	8.500%, 04/15/20	39,087
37,639	9.250%, 07/01/21	39,709
23,241	10.500%, 09/15/22	24,200
42,097	11.000%, 09/15/25	42,308
	Hughes Satellite Systems Corp.,
25,148	5.250%, 08/01/26 (e)	25,557
7,496	6.625%, 08/01/26 (e)	7,800
	Intelsat Jackson Holdings SA, (Luxembourg),
18,782	5.500%, 08/01/23	15,566
10,020	7.250%, 04/01/19	9,594
16,942	7.250%, 10/15/20	15,671
17,400	7.500%, 04/01/21	15,921
36,545	8.000%, 02/15/24 (e)	39,560
	Level 3 Financing, Inc.,
8,658	5.125%, 05/01/23	8,831
6,514	5.250%, 03/15/26 (e)	6,595
3,655	5.375%, 01/15/24	3,756
29,377	5.375%, 05/01/25	30,332
15,676	5.625%, 02/01/23	16,185
	Qwest Capital Funding, Inc.,
7,892	6.875%, 07/15/28	7,507
7,023	7.750%, 02/15/31	6,654
5,575	Qwest Corp., 7.250%, 09/15/25	6,062
	SBA Communications Corp.,
13,205	4.875%, 07/15/22	13,485
3,580	4.875%, 09/01/24 (e)	3,562
	SFR Group SA, (France),
50,605	6.000%, 05/15/22 (e)	52,503
11,702	6.250%, 05/15/24 (e)	11,877
19,702	7.375%, 05/01/26 (e)	20,416
	Sprint Capital Corp.,
5,540	6.875%, 11/15/28	5,928
18,285	6.900%, 05/01/19	19,479
36,103	8.750%, 03/15/32	43,324

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
20,477	UPCB Finance IV Ltd., (Netherlands), 5.375%, 01/15/25 (e)	20,938
	Virgin Media Finance plc, (United Kingdom),
9,250	5.250%, 02/15/22	8,649
18,422	6.375%, 04/15/23 (e)	19,343
5,175	Virgin Media Secured Finance plc, (United Kingdom), 5.250%, 01/15/26 (e)	5,233
1,284	Wind Acquisition Finance SA, (Italy), 7.375%, 04/23/21 (e)	1,337
	Windstream Services LLC,
6,638	7.500%, 06/01/22	6,572
6,606	7.500%, 04/01/23	6,341
	Zayo Group LLC,
19,230	6.000%, 04/01/23	20,336
10,000	6.375%, 05/15/25	10,775

		1,066,959

	Wireless Telecommunication Services — 3.6%
22,219	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	22,969
	Sprint Communications, Inc.,
26,985	7.000%, 03/01/20 (e)	29,481
22,520	7.000%, 08/15/20	24,293
1,805	8.375%, 08/15/17	1,855
37,611	9.000%, 11/15/18 (e)	41,184
4,305	9.250%, 04/15/22	5,306
5,758	11.500%, 11/15/21	7,248
	Sprint Corp.,
35,996	7.125%, 06/15/24	38,865
17,249	7.250%, 09/15/21	18,801
47,130	7.625%, 02/15/25	52,550
35,854	7.875%, 09/15/23	39,888
	T-Mobile USA, Inc.,
2,836	5.250%, 09/01/18	2,868
7,620	6.000%, 03/01/23	8,058
25,275	6.000%, 04/15/24	26,981
14,660	6.125%, 01/15/22	15,532
12,564	6.250%, 04/01/21	13,004
16,845	6.375%, 03/01/25	18,108
5,562	6.500%, 01/15/24	5,976
11,207	6.500%, 01/15/26	12,314
31,650	6.625%, 04/01/23	33,612
15,458	6.633%, 04/28/21	16,079
25,018	6.731%, 04/28/22	26,019
17,390	6.836%, 04/28/23	18,564

		479,555

	Total Telecommunication Services	1,546,514

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	165

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Utilities — 3.6%
	Electric Utilities — 0.2%
28,488	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	31,906
	Texas Competitive Electric Holdings Co. LLC,
153,570	8.500%, 05/01/20 (d)	492
15,375	11.500%, 10/01/20 (d)	49

		32,447

	Gas Utilities — 1.0%
	AmeriGas Partners LP,
9,132	5.500%, 05/20/25	9,258
7,632	5.625%, 05/20/24	7,899
7,858	5.750%, 05/20/27	7,897
5,356	5.875%, 08/20/26	5,530
6,514	Ferrellgas LP, 6.750%, 06/15/23	6,318
6,578	PBF Logistics LP, 6.875%, 05/15/23	6,693
	Rose Rock Midstream LP,
6,565	5.625%, 07/15/22	6,450
6,417	5.625%, 11/15/23	6,257
	Sabine Pass Liquefaction LLC,
35,254	5.625%, 03/01/25	38,691
9,090	5.750%, 05/15/24	10,064
14,402	5.875%, 06/30/26 (e)	16,129
12,275	Summit Midstream Holdings LLC, 5.750%, 04/15/25	12,459

		133,645

	Independent Power & Renewable Electricity Producers — 2.4%
	AES Corp.,
3,000	4.875%, 05/15/23	2,979
10,165	5.500%, 04/15/25	10,292
4,000	6.000%, 05/15/26	4,120
	Calpine Corp.,
20,308	5.250%, 06/01/26 (e)	20,613
10,700	5.500%, 02/01/24	10,593
9,821	5.750%, 01/15/25	9,718
18,000	5.875%, 01/15/24 (e)	18,990
	Dynegy, Inc.,
31,544	5.875%, 06/01/23	28,547
6,000	7.375%, 11/01/22	5,895
11,750	7.625%, 11/01/24	11,162
19,770	8.000%, 01/15/25 (e)	18,782
37,214	GenOn Energy, Inc., 9.875%, 10/15/20	27,352
	NRG Energy, Inc.,
14,220	6.250%, 05/01/24	14,220

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE($)

		Independent Power & Renewable Electricity Producers — continued
10,000		6.625%, 03/15/23	10,125
29,946		6.625%, 01/15/27 (e)	29,422
		NRG Yield Operating LLC,
16,850		5.000%, 09/15/26 (e)	16,513
15,000		5.375%, 08/15/24	15,375
12,114		Pattern Energy Group, Inc., 5.875%, 02/01/24 (e)	12,432
		Talen Energy Supply LLC,
7,603		4.625%, 07/15/19 (e)	7,394
10,579		6.500%, 06/01/25	8,675
		TerraForm Power Operating LLC,
15,357		SUB, 6.375%, 02/01/23 (e)	15,895
12,640		SUB, 6.625%, 06/15/25 (e)	13,272

			312,366

		Total Utilities	478,458

		Total Corporate Bonds (Cost $11,449,650)	11,746,854

SHARES
Common Stocks — 0.5%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
—	(h)	New Cotai LLC, Class B (a) (e)	975

		Specialty Retail — 0.0% (g)
116		Nebraska Book Holdings, Inc. (a)	3

		Total Consumer Discretionary	978

		Energy — 0.1%
		Oil, Gas & Consumable Fuels — 0.1%
214		Penn Virginia Corp. (a)	10,426

		Total Energy	10,426

		Financials — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
9,055		Adelphia Recovery Trust (a)	—	(h)

		Insurance — 0.0% (g)
7,076		ACC Claims Holdings LLC (a)	71

		Total Financials	71

		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
58		Constar International, Inc., Class A (a)	—	(h)

		Telecommunication Services — 0.0% (g)
		Wireless Telecommunication Services — 0.0% (g)
1,491		NII Holdings, Inc. (a)	2,982

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Utilities — 0.4%
	Electric Utilities — 0.4%
2,797	Vistra Energy Corp.	45,197

	Independent Power & Renewable Electricity Producers — 0.0% (g)
100	Dynegy, Inc. (a)	804

	Total Utilities	46,001

	Total Common Stocks (Cost $78,309)	60,458

Convertible Preferred Stock — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
973	General Motors Co., 5.250%, 03/06/32 (Cost $—)	—	(h)

Preferred Stocks — 0.3%
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
	General Motors Co.,
50	0.684%, 06/01/49	—	(h)
953	6.250%, 07/15/33	—	(h)
548	7.250%, 02/15/52	—	(h)
246	7.250%, 04/15/41	—	(h)
404	7.375%, 05/15/48	—	(h)
47	7.375%, 10/01/51	—	(h)
284	Motors Liquidation Co. 0.000%, 07/15/41	—	(h)

		—	(h)

	Media — 0.0% (g)
1	Spanish Broadcasting System, Inc., Series B, 10.750%, 04/19/17 ($1,000 par value) @	506

	Total Consumer Discretionary	506

	Financials — 0.3%
	Consumer Finance — 0.1%
260	GMAC Capital Trust I, Series 2, VAR, 6.824%, 02/15/40 ($25 par value)	6,687

	Insurance — 0.2%
107	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	3,258
34	XLIT Ltd., (Ireland), Series D, VAR, 4.143%, 04/17/17 ($1,000 par value) @	29,098

		32,356

	Total Financials	39,043

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
6	Constar International, Inc., Class A (a)	—	(h)

	Total Preferred Stocks (Cost $38,297)	39,549

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — 4.8%
	Consumer Discretionary — 1.3%
	Automobiles — 0.0% (g)
6,351	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.280%, 12/31/18	6,357

	Hotels, Restaurants & Leisure — 0.3%
12,653	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.779%, 09/01/22	12,779
10,893	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.500%, 12/09/20 ^	10,975
6,917	Landry’s, Inc., 1st Lien Term Loan, VAR, 4.029%, 09/22/23	6,988
4,618	Scientific Games Corp., Initial Term Loan, VAR, 4.845%, 10/18/20	4,689

		35,431

	Leisure Products — 0.4%
14,900	Delta 2 Sarl, 2nd Lien Facility, VAR, 8.068%, 07/29/22	14,921
17,670	Delta 2 Sarl, USD Facility B-3, VAR, 5.068%, 07/30/21	17,712
19,898	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19 ^	19,135

		51,768

	Media — 0.4%
37,355	iHeartCommunications, Inc., Term Loan D, VAR, 7.531%, 01/30/19	32,414
20,104	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.281%, 07/30/19	17,390
3,130	MTL Publishing LLC, Term B-4 Loan, VAR, 3.527%, 08/22/22	3,143
1,975	Tribune Media Co., Term Loan B, VAR, 3.781%, 12/27/20	1,975

		54,922

	Specialty Retail — 0.2%
38,397	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21 ^	21,908

	Total Consumer Discretionary	170,386

	Consumer Staples — 0.3%
	Food & Staples Retailing — 0.2%
32,345	Moran Foods LLC, Term Loan B, VAR, 7.000%, 11/29/23	32,062

	Food Products — 0.0% (g)
3,619	Hearthside Group Holdings LLC, 1st Lien Term Loan B, VAR, 4.000%, 06/21/21	3,637

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	167

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Personal Products — 0.1%
8,218	Revlon Consumer Products Corp., Term Loan B, VAR, 4.281%, 09/07/23	8,262

	Total Consumer Staples	43,961

	Energy — 1.3%
	Energy Equipment & Services — 0.1%
8,003	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20 ^	6,996

	Oil, Gas & Consumable Fuels — 1.2%
2,709	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	2,709
20,272	California Resources Corp., 1st Lien Second Out Term Loan, VAR, 11.375%, 08/05/21	22,840
34,771	Chesapeake Energy Corp., 1st Lien Last Out, VAR, 8.553%, 08/23/21 ^	37,552
56,598	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23	57,423
26,357	MEG Energy Corp., 1st Lien Term B Loan, (Canada), VAR, 4.540%, 12/31/23 ^	26,499
6,381	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 (d)	6,454
5,657	Sabine Oil & Gas Corp., Term Loan, VAR, 12.000%, 12/31/18 (d) ^	156
11,384	Western Refining, Inc., 1st Lien Term Loan B, VAR, 5.500%, 06/23/23	11,426

		165,059

	Total Energy	172,055

	Financials — 0.3%
	Capital Markets — 0.2%
26,177	Lightstone Group LLC, Term Loan B, VAR, 6.539%, 12/31/23	26,548
2,493	Lightstone Group LLC, Term Loan C, VAR, 6.539%, 12/31/23	2,528

		29,076

	Consumer Finance — 0.1%
14,519	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	14,365

	Total Financials	43,441

	Health Care — 0.1%
	Pharmaceuticals — 0.1%
19,284	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	15,726

	Industrials — 0.3%
	Air Freight & Logistics — 0.1%
7,685	XPO Logistics, Inc., Term loan, VAR, 4.250%, 10/31/21	7,747

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electrical Equipment — 0.1%
10,772	Cortes NP Acquisition Corp., 1st Lien Term Loan B, VAR, 6.030%, 11/30/23	10,848

	Machinery — 0.1%
16,525	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), VAR, 4.000%, 03/11/22	16,701

	Marine — 0.0% (g)
2,576	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.563%, 07/25/21	2,383

	Total Industrials	37,679

	Information Technology — 0.7%
	Communications Equipment — 0.2%
4,200	Avaya, Inc., DIP Term Loan, VAR, 4.983%, 01/19/18 (d)	4,333
6,145	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 5.537%, 10/26/17 ^	4,871
8,660	Avaya, Inc., Term Loan B-6, VAR, 6.532%, 03/31/18 (d)	6,897
18,385	Avaya, Inc., Term Loan B-7, VAR, 6.282%, 05/29/20 (d)	14,676

		30,777

	Internet Software & Services — 0.1%
5,045	Genesys Telecommunications Laboratories, Inc., Term Loan B, VAR, 5.025%, 12/01/23	5,103

	IT Services — 0.2%
	First Data Corp., Term Loan,
22,467	VAR, 3.779%, 03/24/21	22,660
4,138	VAR, 3.779%, 07/08/22	4,165

		26,825

	Semiconductors & Semiconductor Equipment — 0.1%
11,031	Microsemi Corp., Closing Date Term B Loan, VAR, 3.031%, 01/15/23	11,106
6,236	ON Semiconductor Corp., 1st Lien Term Loan B, VAR, 4.031%, 03/31/23	6,290

		17,396

	Software — 0.0% (g)
4,514	Infor US, Inc., Tranche B-6 Term Loan, VAR, 3.750%, 02/01/22	4,517

	Technology Hardware, Storage & Peripherals — 0.1%
7,551	Dell Software Group, Term Loan, VAR, 7.000%, 09/15/22	7,678

	Total Information Technology	92,296

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Materials — 0.1%
	Containers & Packaging — 0.1%
934	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.009%, 12/17/19	937
4,203	Berry Plastics Corp., Term Loan K, VAR, 3.022%, 02/08/20	4,222
7,352	Viskase Corp., Inc., Initial Term Loan, VAR, 4.377%, 01/30/21	7,095

	Total Materials	12,254

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
3,661	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	3,690
8,451	Consolidated Communications, Inc., Term Loan B-2, VAR, 4.000%, 10/05/23 ^	8,499

		12,189

	Wireless Telecommunication Services — 0.0% (g)
4,993	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.039%, 04/23/19	4,549
3,411	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	3,082

		7,631

	Total Telecommunication Services	19,820

	Utilities — 0.3%
	Electric Utilities — 0.3%
27,641	Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 3.531%, 08/04/23	27,765
6,304	Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 3.531%, 08/04/23	6,333
	Total Utilities	34,098

	Total Loan Assignments (Cost $652,097)	641,716

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
2,797	Vistra Energy Corp., expiring 12/31/49 (a) (Cost $—)	3,356

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
112	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1) (a)	—	(h)
52	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1) (a)	—	(h)

	Total Warrants (Cost $2)	—	(h)

PRINCIPAL AMOUNT($)
Short-Term Investments— 3.3%
	U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bill,
4,200	0.449%, 03/23/17 (k) (n)	4,199
7,490	0.623%, 06/22/17 (k) (n)	7,477

	Total U.S. Treasury Obligations (Cost $11,674)	11,676

SHARES
	Investment Company — 3.2%
425,612	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.450% (b) (l) (Cost $425,612)	425,612

	Total Short-Term Investments (Cost $437,286)	437,288

	Total Investments — 97.6% (Cost $12,676,575)	12,950,626
	Other Assets in Excess of Liabilities — 2.4%	311,421

	NET ASSETS — 100.0%	$13,262,047

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	169

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

Centrally Cleared Credit Default Swaps — Sell Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2017 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
CDX.NA.HY.27-V2	5.000% quarterly	12/20/21	3.161%	235,000	$20,235	$(12,249)

[1]

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]

Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 5.2%
378	Air Canada Pass-Through Trust, (Canada), Series 2013-1, Class A, 4.125%, 05/15/25 (e)	389
	Ally Auto Receivables Trust,
458	Series 2015-1, Class A3, 1.390%, 09/16/19	458
509	Series 2016-1, Class A3, 1.470%, 04/15/20	509
800	Series 2016-2, Class A3, 1.350%, 05/15/20	798
	American Airlines Pass-Through Trust,
60	Series 2011-1, Class A, 5.250%, 01/31/21	64
786	Series 2013-2, Class A, 4.950%, 01/15/23	839
126	Series 2016-2, Class A, 3.650%, 06/15/28	125
282	Series 2017-1, Class AA, 3.650%, 02/15/29	285
	American Express Credit Account Master Trust,
1,847	Series 2014-2, Class A, 1.260%, 01/15/20	1,848
619	Series 2014-3, Class A, 1.490%, 04/15/20	620
600	Series 2017-1, Class A, 1.930%, 09/15/22	601
206	AmeriCredit Automobile Receivables, Series 2015-4, Class A3, 1.700%, 07/08/20	206
	AmeriCredit Automobile Receivables Trust,
428	Series 2016-2, Class A3, 1.600%, 11/09/20	427
117	Series 2017-1, Class A3, 1.870%, 08/18/21	117
1,250	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.210%, 11/20/21 (e)	1,244
584	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	578
	BMW Vehicle Lease Trust,
1,500	Series 2015-2, Class A3, 1.400%, 09/20/18	1,501
290	Series 2016-2, Class A3, 1.430%, 09/20/19	289
193	BMW Vehicle Owner Trust, Series 2014-A, Class A3, 0.970%, 11/26/18	192
463	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.250%, 07/17/23	465
	Capital Auto Receivables Asset Trust,
1,600	Series 2015-1, Class A3, 1.610%, 06/20/19	1,603
617	Series 2015-2, Class A3, 1.730%, 09/20/19	618
231	CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	232
	CarMax Auto Owner Trust,
9	Series 2013-4, Class A3, 0.800%, 07/16/18	9
689	Series 2014-2, Class A3, 0.980%, 01/15/19	688
509	Series 2015-2, Class A3, 1.370%, 03/16/20	509
337	Series 2016-1, Class A3, 1.610%, 11/16/20	336
711	Series 2016-2, Class A3, 1.520%, 02/16/21	709
540	Series 2016-4, Class A3, 1.400%, 08/15/21	536
1,454	Series 2017-1, Class A3, 1.980%, 11/15/21	1,460
883	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	884

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Citibank Credit Card Issuance Trust,
3,200	Series 2014-A8, Class A8, 1.730%, 04/09/20	3,211
1,120	Series 2016-A1, Class A1, 1.750%, 11/19/21	1,118
	CNH Equipment Trust,
98	Series 2013-D, Class A3, 0.770%, 10/15/18	98
124	Series 2014-A, Class A3, 0.840%, 05/15/19	124
506	Series 2014-B, Class A3, 0.910%, 05/15/19	506
20	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	20
302	Continental Airlines Pass-Through Trust, Series 2007-1, Class A, 5.983%, 04/19/22	337
	CPS Auto Receivables Trust,
69	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	69
203	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	203
293	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	293
735	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	735
340	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	341
978	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 03/15/22 (e)	979
6	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	6
	Delta Air Lines Pass-Through Trust,
27	Series 2010-2, Class A, 4.950%, 05/23/19	28
54	Series 2011-1, Class A, 5.300%, 04/15/19	57
366	Series 2012-1, Class A, 4.750%, 05/07/20	383
1,500	Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.450%, 03/15/21	1,497
413	DT Auto Owner Trust, Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	413
	Exeter Automobile Receivables Trust,
76	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	76
459	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	460
318	Fifth Third Auto Trust, Series 2015-1, Class A3, 1.420%, 03/16/20	318
1,272	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	1,265
	Flagship Credit Auto Trust,
277	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	277

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	171

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
319	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	319
501	Series 2016-2, Class A1, 2.280%, 05/15/20 (e)	502
	Ford Credit Auto Owner Trust,
314	Series 2014-B, Class A3, 0.900%, 10/15/18	313
564	Series 2014-C, Class A3, 1.060%, 05/15/19	564
499	Series 2015-A, Class A3, 1.280%, 09/15/19	499
564	Series 2015-B, Class A3, 1.160%, 11/15/19	563
585	Series 2015-C, Class A3, 1.410%, 02/15/20	585
373	Series 2016-B, Class A3, 1.330%, 10/15/20	371
755	Series 2017-A, Class A3, 1.670%, 06/15/21	755
1,274	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	1,276
191	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	188
	GLS Auto Receivables Trust,
530	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	531
732	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	733
	GM Financial Automobile Leasing Trust,
904	Series 2015-1, Class A3, 1.530%, 09/20/18	905
974	Series 2015-3, Class A3, 1.690%, 03/20/19	975
248	Series 2016-2, Class A3, 1.620%, 09/20/19	248
572	GMAT Trust, Series 2013-1A, Class A, SUB, 6.967%, 11/25/43 (e)	573
231	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class AT1, 2.380%, 10/15/48 (e)	229
	Harley-Davidson Motorcycle Trust,
1,498	Series 2015-1, Class A3, 1.410%, 06/15/20	1,498
716	Series 2015-2, Class A3, 1.300%, 03/16/20	716
	Honda Auto Receivables Owner Trust,
483	Series 2015-1, Class A3, 1.050%, 10/15/18	482
389	Series 2016-1, Class A3, 1.220%, 12/18/19	388
392	Series 2016-3, Class A3, 1.160%, 05/18/20	390
	Hyundai Auto Receivables Trust,
71	Series 2014-A, Class A3, 0.790%, 07/16/18	71
476	Series 2014-B, Class A3, 0.900%, 12/17/18	476
436	Series 2015-A, Class A3, 1.050%, 04/15/19	436
343	Series 2015-C, Class A3, 1.460%, 02/18/20	343
	John Deere Owner Trust,
590	Series 2014-B, Class A3, 1.070%, 11/15/18	589
384	Series 2015-B, Class A3, 1.440%, 10/15/19	384
1,199	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	1,227

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

392	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A3, 1.260%, 02/16/21	389
237	Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013%, 08/25/26 (e)	238
771	Nissan Auto Lease Trust, Series 2015-A, Class A3, 1.400%, 06/15/18	772
	Nissan Auto Receivables Owner Trust,
96	Series 2013-C, Class A3, 0.670%, 08/15/18	96
184	Series 2014-A, Class A3, 0.720%, 08/15/18	184
309	Series 2014-B, Class A3, 1.110%, 05/15/19	309
823	Series 2015-C, Class A3, 1.370%, 05/15/20	821
305	Series 2016-B, Class A3, 1.320%, 01/15/21	303
	OneMain Financial Issuance Trust,
341	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	341
795	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	795
1,295	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	1,307
1,750	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	1,749
73	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	72
1,100	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	1,111
98	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 1.078%, 03/25/36	98
145	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	146
486	SoFi Consumer Loan Program LLC, Series 2016-2A, Class A, 3.090%, 10/27/25 (e)	486
391	Sprint Spectrum Co. LLC, 3.360%, 09/20/21 (e)	392
	Toyota Auto Receivables Owner Trust,
48	Series 2014-A, Class A3, 0.670%, 12/15/17	48
212	Series 2014-C, Class A3, 0.930%, 07/16/18	212
600	Series 2016-A, Class A3, 1.250%, 03/16/20	598
348	Series 2016-B, Class A3, 1.300%, 04/15/20	347
670	Series 2016-D, Class A3, 1.230%, 10/15/20	665
877	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.720%, 10/15/18 (e)	876
488	Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	488
87	Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A3, 0.700%, 04/20/18	87
614	VOLT L LLC, Series 2016-NP10, Class A1, SUB, 3.500%, 09/25/46 (e)	611

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
940	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.500%, 02/25/47 (e)	940
143	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	143
882	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	887
324	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	324
233	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	233
464	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	465
1,235	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	1,235
794	VOLT XXVI LLC, Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	793
836	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	835
528	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	529
423	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	423
1,020	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	1,022
709	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	710
465	VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	463
159	Westgate Resorts LLC, Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	157
956	Westlake Automobile Receivables Trust, Series 2016-1A, Class A2A, 1.820%, 01/15/19 (e)	957
	World Omni Auto Receivables Trust,
363	Series 2015-A, Class A3, 1.340%, 05/15/20	364
1,286	Series 2015-B, Class A3, 1.490%, 12/15/20	1,285
1,093	World Omni Automobile Lease Securitization Trust, Series 2015-A, Class A3, 1.540%, 10/15/18	1,094

	Total Asset-Backed Securities (Cost $75,316)	75,482

Collateralized Mortgage Obligations — 14.8%
533	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, VAR, 1.418%, 07/25/34	525
14	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	14
	Citigroup Mortgage Loan Trust, Inc.,
31	Series 2003-1, Class 3A4, 5.250%, 09/25/33	31
69	Series 2004-HYB4, Class WA, VAR, 3.456%, 12/25/34	69

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

42		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	43
		FHLMC REMIC,
25		Series 1578, Class K, 6.900%, 09/15/23	27
216		Series 2110, Class PG, 6.000%, 01/15/29	246
—	(h)	Series 2427, Class LW, 6.000%, 03/15/17	—	(h)
34		Series 2436, Class MC, 7.000%, 04/15/32	38
41		Series 2441, Class GF, 6.500%, 04/15/32	48
245		Series 2505, Class D, 5.500%, 09/15/32	267
872		Series 2525, Class AM, 4.500%, 04/15/32	940
125		Series 2544, Class KE, 5.500%, 12/15/32	140
303		Series 2557, Class HL, 5.300%, 01/15/33	332
4		Series 2558, Class BD, 5.000%, 01/15/18	4
21		Series 2564, Class NK, 5.000%, 02/15/18	22
94		Series 2575, Class PE, 5.500%, 02/15/33	106
388		Series 2586, Class WG, 4.000%, 03/15/33	410
2		Series 2594, Class JB, 4.500%, 04/15/18	2
15		Series 2595, Class HJ, 5.000%, 03/15/23	15
327		Series 2596, Class QD, 4.000%, 03/15/33	344
81		Series 2611, Class KH, 5.000%, 05/15/18	82
368		Series 2621, Class QH, 5.000%, 05/15/33	395
497		Series 2624, Class QH, 5.000%, 06/15/33	548
1,249		Series 2626, Class JC, 5.000%, 06/15/23	1,324
472		Series 2632, Class AB, 4.500%, 06/15/18	480
21		Series 2648, Class BK, 5.000%, 07/15/33	22
38		Series 2649, Class PJ, 3.500%, 06/15/33	39
11		Series 2649, Class QH, 4.500%, 07/15/18	11
227		Series 2649, Class WB, 3.500%, 07/15/23	233
784		Series 2673, Class PE, 5.500%, 09/15/33	865
947		Series 2685, Class DT, 5.000%, 10/15/23	1,027
218		Series 2687, Class JH, 5.000%, 10/15/23	232
623		Series 2696, Class DG, 5.500%, 10/15/33	689
69		Series 2699, Class TC, 4.000%, 11/15/18	70
1,421		Series 2701, Class AC, 5.000%, 11/15/23	1,517
284		Series 2725, Class TA, 4.500%, 12/15/33	314
673		Series 2733, Class ME, 5.000%, 01/15/34	737
11		Series 2744, Class TU, 5.500%, 05/15/32	11
1		Series 2750, Class JB, 4.500%, 02/15/19	1
168		Series 2752, Class JB, 4.500%, 02/15/19	172
150		Series 2760, Class KT, 4.500%, 09/15/32	157
227		Series 2764, Class UE, 5.000%, 10/15/32	231
263		Series 2768, Class PK, 5.000%, 03/15/34	288
84		Series 2773, Class OC, 5.000%, 04/15/19	86

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	173

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
25	Series 2804, Class AM, 5.000%, 03/15/34	25
70	Series 2828, Class JE, 4.500%, 07/15/19	72
14	Series 2843, Class BC, 5.000%, 08/15/19	14
135	Series 2864, Class NB, 5.500%, 07/15/33	139
133	Series 2875, Class HB, 4.000%, 10/15/19	136
379	Series 2899, Class HB, 4.000%, 12/15/19	387
76	Series 2910, Class BE, 4.500%, 12/15/19	77
102	Series 2920, Class KT, 4.500%, 01/15/20	105
102	Series 2929, Class KG, 4.500%, 02/15/20	104
507	Series 2934, Class KG, 5.000%, 02/15/35	553
14	Series 2950, Class JA, 4.500%, 03/15/20	15
1,485	Series 2960, Class JH, 5.500%, 04/15/35	1,637
18	Series 2968, Class MD, 5.500%, 12/15/33	18
90	Series 2981, Class BC, 4.500%, 05/15/20	92
49	Series 2988, Class TY, 5.500%, 06/15/25	55
1,191	Series 2989, Class TG, 5.000%, 06/15/25	1,278
12	Series 2993, Class PM, 4.500%, 05/15/35	12
15	Series 3017, Class MK, 5.000%, 12/15/34	16
32	Series 3036, Class TE, 5.500%, 12/15/34	33
37	Series 3077, Class TO, PO, 04/15/35	33
102	Series 3082, Class PW, 5.500%, 12/15/35	116
2,327	Series 3084, Class BH, 5.500%, 12/15/35	2,616
130	Series 3087, Class KX, 5.500%, 12/15/25	141
2,206	Series 3098, Class KG, 5.500%, 01/15/36	2,433
1,825	Series 3102, Class CE, 5.500%, 01/15/26	1,952
52	Series 3121, Class JD, 5.500%, 03/15/26	58
175	Series 3123, Class HT, 5.000%, 03/15/26	189
95	Series 3136, Class CO, PO, 04/15/36	89
76	Series 3145, Class AJ, 5.500%, 04/15/36	85
700	Series 3150, Class EQ, 5.000%, 05/15/26	751
138	Series 3200, Class PO, PO, 08/15/36	124
76	Series 3270, Class AT, 5.500%, 01/15/37	86
15	Series 3272, Class PA, 6.000%, 02/15/37	17
1,596	Series 3294, Class DB, 4.500%, 03/15/22	1,642
92	Series 3337, Class MD, 5.500%, 06/15/27	102
117	Series 3348, Class HT, 6.000%, 07/15/37	134
235	Series 3349, Class HE, 5.500%, 07/15/36	240
32	Series 3372, Class BD, 4.500%, 10/15/22	33
571	Series 3501, Class A, 4.500%, 01/15/39	600
20	Series 3508, Class PK, 4.000%, 02/15/39	20
37	Series 3513, Class A, 4.500%, 02/15/39	39
652	Series 3521, Class B, 4.000%, 04/15/24	690
107	Series 3544, Class BC, 4.000%, 06/15/24	112
4,901	Series 3546, Class NB, 4.000%, 06/15/24	5,161
2,183	Series 3562, Class JC, 4.000%, 08/15/24	2,297

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,484	Series 3563, Class BD, 4.000%, 08/15/24	1,541
55	Series 3563, Class LB, 4.000%, 08/15/29	58
265	Series 3571, Class MY, 4.000%, 09/15/24	281
1,543	Series 3575, Class EB, 4.000%, 09/15/24	1,632
2,401	Series 3577, Class B, 4.000%, 09/15/24	2,489
379	Series 3578, Class KB, 4.000%, 09/15/24	397
197	Series 3605, Class NB, 5.500%, 06/15/37	200
247	Series 3647, Class GA, 5.000%, 11/15/28	252
3	Series 3652, Class A, 4.500%, 11/15/24	3
271	Series 3653, Class B, 4.500%, 04/15/30	294
1,833	Series 3653, Class HJ, 5.000%, 04/15/40	1,999
118	Series 3659, Class BD, 5.000%, 01/15/37	122
530	Series 3659, Class VG, 5.000%, 09/15/34	577
2,435	Series 3677, Class KB, 4.500%, 05/15/40	2,615
1,952	Series 3677, Class PB, 4.500%, 05/15/40	2,088
85	Series 3688, Class GT, VAR, 7.282%, 11/15/46	100
260	Series 3715, Class PC, 4.500%, 08/15/40	278
719	Series 3740, Class BP, 4.500%, 04/15/38	747
121	Series 3747, Class HI, IO, 4.500%, 07/15/37	6
674	Series 3747, Class PA, 4.000%, 04/15/38	697
88	Series 3755, Class ML, 5.500%, 06/15/29	92
1,746	Series 3787, Class AY, 3.500%, 01/15/26	1,828
1,275	Series 3794, Class LB, 3.500%, 01/15/26	1,332
308	Series 3797, Class PA, 4.500%, 08/15/39	316
1,661	Series 3816, Class HA, 3.500%, 11/15/25	1,739
1,383	Series 3819, Class ZQ, 6.000%, 04/15/36	1,556
500	Series 3824, Class EY, 3.500%, 03/15/31	530
1,199	Series 3827, Class BM, 5.500%, 08/15/39	1,279
225	Series 3828, Class PU, 4.500%, 03/15/41	236
828	Series 3852, Class TP, IF, 5.500%, 05/15/41	897
2,800	Series 3874, Class DW, 3.500%, 06/15/21	2,909
1,594	Series 3885, Class AC, 4.000%, 06/15/26	1,660
821	Series 3898, Class KH, 3.500%, 06/15/26	862
914	Series 3904, Class EC, 2.000%, 08/15/40	905
1,600	Series 3911, Class B, 3.500%, 08/15/26	1,680
483	Series 3955, Class HB, 3.000%, 12/15/40	496
2,500	Series 3956, Class EB, 3.250%, 11/15/41	2,567
2,500	Series 3959, Class PB, 3.000%, 11/15/26	2,515
1,650	Series 3963, Class JB, 4.500%, 11/15/41	1,819
206	Series 4026, Class MQ, 4.000%, 04/15/42	219
557	Series 4085, Class FB, VAR, 1.170%, 01/15/39	560
2,958	Series 4219, Class JA, 3.500%, 08/15/39	3,077

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
3,650		Series 4238, Class UY, 3.000%, 08/15/33	3,672
2,474		Series 4337, Class VJ, 3.500%, 06/15/27	2,607
3,177		Series 4616, Class HP, 3.000%, 09/15/46	3,193
1,716		FHLMC STRIPS, Series 262, Class 35, 3.500%, 07/15/42	1,746
		FHLMC, Multifamily Structured Pass-Through Certificates,
2,045		Series K029, Class A2, VAR, 3.320%, 02/25/23	2,143
4,000		Series K037, Class A2, 3.490%, 01/25/24	4,218
1,000		Series K038, Class A2, 3.389%, 03/25/24	1,049
2,503		Series K046, Class A2, 3.205%, 03/25/25	2,581
2,000		Series K048, Class A2, VAR, 3.284%, 06/25/25	2,072
469		Series K049, Class A2, 3.010%, 07/25/25	476
2,000		Series K060, Class A2, 3.300%, 10/25/26	2,063
1,124		Series KF12, Class A, VAR, 1.478%, 09/25/22	1,123
327		Series KJ02, Class A2, 2.597%, 09/25/20	332
556		Series KJ08, Class A2, 2.356%, 08/25/22	555
1,732		Series KJ11, Class A2, 2.932%, 01/25/23	1,773
1,750		Series KPLB, Class A, 2.770%, 05/25/25	1,724
5,000		Series KSMC, Class A2, 2.615%, 01/25/23	5,041
		FNMA REMIC,
302		Series 1997-57, Class PN, 5.000%, 09/18/27	326
123		Series 2001-63, Class TC, 6.000%, 12/25/31	138
310		Series 2001-81, Class HE, 6.500%, 01/25/32	356
—	(h)	Series 2002-24, Class AJ, 6.000%, 04/25/17	—	(h)
195		Series 2002-75, Class GB, 5.500%, 11/25/32	206
107		Series 2002-85, Class PE, 5.500%, 12/25/32	117
110		Series 2003-5, Class EQ, 5.500%, 02/25/23	119
65		Series 2003-21, Class OU, 5.500%, 03/25/33	73
83		Series 2003-23, Class CH, 5.000%, 04/25/33	90
800		Series 2003-26, Class EB, 3.500%, 04/25/33	815
106		Series 2003-41, Class BK, 5.000%, 05/25/18	108
127		Series 2003-48, Class TC, 5.000%, 06/25/23	134

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

110	Series 2003-55, Class HY, 5.000%, 06/25/23	118
229	Series 2003-63, Class YB, 5.000%, 07/25/33	249
414	Series 2003-69, Class N, 5.000%, 07/25/33	445
432	Series 2003-80, Class QG, 5.000%, 08/25/33	480
59	Series 2003-84, Class GE, 4.500%, 09/25/18	61
284	Series 2003-85, Class QD, 5.500%, 09/25/33	312
14	Series 2003-87, Class TJ, 4.500%, 09/25/18	14
80	Series 2003-94, Class CE, 5.000%, 10/25/33	85
322	Series 2003-129, Class ME, 5.000%, 08/25/23	325
82	Series 2003-134, Class MH, 5.000%, 06/25/33	84
491	Series 2004-44, Class KT, 6.000%, 06/25/24	540
162	Series 2004-53, Class NC, 5.500%, 07/25/24	174
338	Series 2004-70, Class EB, 5.000%, 10/25/24	363
8	Series 2004-81, Class HA, 4.250%, 10/25/24	8
482	Series 2005-5, Class CK, 5.000%, 01/25/35	510
1,083	Series 2005-29, Class WC, 4.750%, 04/25/35	1,169
69	Series 2005-33, Class QD, 5.000%, 01/25/34	69
294	Series 2005-48, Class TD, 5.500%, 06/25/35	337
696	Series 2005-53, Class MJ, 5.500%, 06/25/35	770
90	Series 2005-58, Class EP, 5.500%, 07/25/35	98
84	Series 2005-62, Class CP, 4.750%, 07/25/35	87
250	Series 2005-68, Class BE, 5.250%, 08/25/35	288
321	Series 2005-68, Class PG, 5.500%, 08/25/35	356
60	Series 2005-86, Class AX, 5.500%, 10/25/35	61
931	Series 2005-102, Class PG, 5.000%, 11/25/35	1,014
764	Series 2005-110, Class GL, 5.500%, 12/25/35	867

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	175

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
24	Series 2005-110, Class MB, 5.500%, 09/25/35	25
374	Series 2006-22, Class CE, 4.500%, 08/25/23	392
13	Series 2006-41, Class MC, 5.500%, 07/25/35	13
119	Series 2006-49, Class PA, 6.000%, 06/25/36	135
734	Series 2006-114, Class HE, 5.500%, 12/25/36	813
62	Series 2007-33, Class HE, 5.500%, 04/25/37	69
20	Series 2007-65, Class KI, IF, IO, 5.842%, 07/25/37	3
486	Series 2007-71, Class GB, 6.000%, 07/25/37	552
244	Series 2007-71, Class KP, 5.500%, 07/25/37	267
116	Series 2007-113, Class DB, 4.500%, 12/25/22	119
139	Series 2008-65, Class CD, 4.500%, 08/25/23	144
889	Series 2008-70, Class BY, 4.000%, 08/25/23	917
43	Series 2008-72, Class BX, 5.500%, 08/25/38	47
18	Series 2008-74, Class B, 5.500%, 09/25/38	21
704	Series 2009-19, Class PW, 4.500%, 10/25/36	756
27	Series 2009-37, Class KI, IF, IO, 5.222%, 06/25/39	3
201	Series 2009-39, Class LB, 4.500%, 06/25/29	216
817	Series 2009-62, Class HJ, 6.000%, 05/25/39	899
118	Series 2009-71, Class MB, 4.500%, 09/25/24	125
31	Series 2009-78, Class J, 5.000%, 09/25/19	31
29	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	5
85	Series 2009-86, Class OT, PO, 10/25/37	76
1,963	Series 2009-92, Class AD, 6.000%, 11/25/39	2,180
56	Series 2009-96, Class CB, 4.000%, 11/25/49	59
302	Series 2009-96, Class DB, 4.000%, 11/25/29	320
222	Series 2009-112, Class ST, IF, IO, 5.472%, 01/25/40	36

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

120	Series 2010-9, Class MD, 5.000%, 02/25/38	128
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,222
500	Series 2010-28, Class DE, 5.000%, 04/25/30	544
109	Series 2010-35, Class SB, IF, IO, 5.642%, 04/25/40	14
2,725	Series 2010-37, Class CY, 5.000%, 04/25/40	2,976
670	Series 2010-41, Class DC, 4.500%, 05/25/25	706
1,844	Series 2010-49, Class KB, 4.000%, 05/25/25	1,910
109	Series 2010-54, Class EA, 4.500%, 06/25/40	117
16	Series 2010-56, Class BD, 5.000%, 12/25/38	16
20	Series 2010-64, Class DM, 5.000%, 06/25/40	22
367	Series 2010-71, Class HJ, 5.500%, 07/25/40	411
4,000	Series 2010-103, Class GB, 4.000%, 09/25/20	4,142
63	Series 2010-111, Class AE, 5.500%, 04/25/38	64
4,850	Series 2010-123, Class BP, 4.500%, 11/25/40	5,256
733	Series 2010-135, Class HE, 3.000%, 01/25/21	743
428	Series 2011-22, Class MA, 6.500%, 04/25/38	462
1,197	Series 2011-39, Class ZA, 6.000%, 11/25/32	1,353
1,006	Series 2011-41, Class KL, 4.000%, 05/25/41	1,048
500	Series 2011-50, Class LP, 4.000%, 06/25/41	525
961	Series 2011-61, Class V, 4.500%, 08/25/22	965
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,119
1,000	Series 2012-14, Class DE, 3.500%, 03/25/42	1,000
443	Series 2012-103, Class DA, 3.500%, 10/25/41	452
1,162	Series 2012-137, Class CF, VAR, 1.078%, 08/25/41	1,158
1,614	Series 2013-83, Class CA, 3.500%, 10/25/37	1,674

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,250	Series 2013-104, Class CY, 5.000%, 10/25/43	2,533
	FNMA STRIPS,
44	Series 293, Class 1, PO, 12/25/24	41
87	Series 314, Class 1, PO, 07/25/31	77
	FREMF Mortgage Trust,
1,500	Series 2015-K44, Class B, VAR, 3.684%, 01/25/48 (e)	1,485
735	Series 2016-K722, Class B, VAR, 3.835%, 07/25/49 (e)	745
228	GMACM Mortgage Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	235
	GNMA,
55	Series 2002-44, Class JC, 6.000%, 07/20/32	62
516	Series 2002-79, Class KL, 5.500%, 11/20/32	570
140	Series 2003-10, Class KJ, 5.500%, 02/20/33	158
521	Series 2003-29, Class PD, 5.500%, 04/16/33	582
318	Series 2003-33, Class NE, 5.500%, 04/16/33	349
185	Series 2003-65, Class AP, 5.500%, 08/20/33	205
741	Series 2003-77, Class TK, 5.000%, 09/16/33	814
1,665	Series 2004-16, Class GC, 5.500%, 02/20/34	1,869
43	Series 2004-54, Class BG, 5.500%, 07/20/34	48
899	Series 2004-93, Class PD, 5.000%, 11/16/34	1,002
934	Series 2004-101, Class BE, 5.000%, 11/20/34	1,016
450	Series 2005-11, Class PL, 5.000%, 02/20/35	490
1,777	Series 2005-26, Class XY, 5.500%, 03/20/35	1,985
467	Series 2005-33, Class AY, 5.500%, 04/16/35	530
155	Series 2005-49, Class B, 5.500%, 06/20/35	172
384	Series 2005-51, Class DC, 5.000%, 07/20/35	419
60	Series 2005-56, Class BD, 5.000%, 07/20/35	65
40	Series 2006-7, Class ND, 5.500%, 08/20/35	45
423	Series 2007-37, Class LB, 5.500%, 06/16/37	480

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

336	Series 2007-79, Class BL, 5.750%, 08/20/37	376
450	Series 2008-7, Class PQ, 5.000%, 02/20/38	500
990	Series 2008-9, Class PW, 5.250%, 02/20/38	1,095
245	Series 2008-23, Class YA, 5.250%, 03/20/38	269
898	Series 2008-33, Class PB, 5.500%, 04/20/38	995
292	Series 2008-34, Class PG, 5.250%, 04/20/38	323
248	Series 2008-35, Class NF, 5.000%, 04/20/38	272
189	Series 2008-38, Class BE, 5.000%, 07/16/36	194
1,007	Series 2008-38, Class BG, 5.000%, 05/16/38	1,114
324	Series 2008-43, Class NB, 5.500%, 05/20/38	361
762	Series 2008-56, Class PX, 5.500%, 06/20/38	844
754	Series 2008-58, Class PD, 5.500%, 08/16/37	791
1,247	Series 2008-58, Class PE, 5.500%, 07/16/38	1,424
6	Series 2008-62, Class SA, IF, IO, 5.369%, 07/20/38	1
174	Series 2008-76, Class US, IF, IO, 5.119%, 09/20/38	22
168	Series 2008-95, Class DS, IF, IO, 6.519%, 12/20/38	28
272	Series 2009-14, Class AG, 4.500%, 03/20/39	292
35	Series 2009-15, Class NA, 5.000%, 12/20/38	36
40	Series 2009-61, Class AP, 4.000%, 08/20/39	42
412	Series 2009-72, Class SM, IF, IO, 5.480%, 08/16/39	67
296	Series 2009-106, Class ST, IF, IO, 5.219%, 02/20/38	48
175	Series 2010-7, Class EA, 5.000%, 06/16/38	189
39	Series 2010-14, Class QP, 6.000%, 12/20/39	40
385	Series 2010-130, Class BD, 4.000%, 12/20/39	403
342	Series 2010-157, Class OP, PO, 12/20/40	282
1,913	Series 2011-97, Class WA, VAR, 6.105%, 11/20/38	2,146

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	177

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,947	Series 2014-H11, Class VA, VAR, 1.272%, 06/20/64	1,938
2,875	Series 2015-H20, Class FA, VAR, 1.242%, 08/20/65	2,856
1,974	Series 2015-H26, Class FG, VAR, 1.292%, 10/20/65	1,966
231	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	238
	JP Morgan Mortgage Trust,
731	Series 2006-A2, Class 5A3, VAR, 3.118%, 11/25/33	743
145	Series 2007-A1, Class 5A5, VAR, 3.421%, 07/25/35	145
190	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 3.073%, 04/21/34	195
9	MASTR Alternative Loan Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	9
155	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.500%, 12/25/33	158
	Merrill Lynch Mortgage Investors Trust,
278	Series 2003-F, Class A1, VAR, 1.418%, 10/25/28	273
325	Series 2004-B, Class A1, VAR, 1.278%, 05/25/29	317
72	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.668%, 04/25/34	75
57	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	58
7	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	7
12	RALI Trust, Series 2004-QS3, Class CB, 5.000%, 03/25/19	12
635	Sequoia Mortgage Trust, Series 2004-11, Class A1, VAR, 1.381%, 12/20/34	622
359	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	359
264	Structured Asset Mortgage Investments II Trust, Series 2003-AR4, Class A1, VAR, 1.481%, 01/19/34	255
443	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.665%, 12/25/44	440
1,138	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	1,252
	WaMu Mortgage Pass-Through Certificates Trust,
252	Series 2003-AR11, Class A6, VAR, 2.846%, 10/25/33	254
3	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	3

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

829	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.995%, 09/25/34	855

	Total Collateralized Mortgage Obligations (Cost $211,606)	213,277

Commercial Mortgage-Backed Securities — 3.9%
1,276	A10 Term Asset Financing LLC, Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	1,271
20	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	19
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	1,422
42	DBRR Trust, Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	42
	FNMA — ACES,
1,669	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,731
1,856	Series 2011-M4, Class A1, 2.548%, 06/25/21	1,879
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,862
3,953	Series 2013-M13, Class A2, VAR, 2.623%, 04/25/23	3,930
3,500	Series 2014-M1, Class A2, VAR, 3.247%, 07/25/23	3,623
3,108	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	3,231
3,100	Series 2014-M3, Class A2, VAR, 3.471%, 01/25/24	3,229
4,756	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	4,906
1,800	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	1,820
1,973	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	1,989
4,631	Series 2015-M1, Class A2, 2.532%, 09/25/24	4,548
4,500	Series 2015-M3, Class A2, 2.723%, 10/25/24	4,472
1,400	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	1,406
800	Series 2016-M6, Class A2, 2.488%, 05/25/26	771
1,344	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	1,348
1,796	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.696%, 12/12/49 (e)	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
2,200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,296
	Morgan Stanley Capital I Trust,
9,264	Series 2007-HQ11, Class X, IO, VAR, 0.268%, 02/12/44 (e)	12
516	Series 2011-C3, Class A3, 4.054%, 07/15/49	537
98	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	98
1,268	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 2.220%, 07/14/34 (e)	1,267
249	RAIT Trust, Series 2015-FL4, Class A, VAR, 2.120%, 12/15/31 (e)	250
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	886
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,091
1,486	Series 2013-C6, Class A4, 3.244%, 04/10/46	1,525
2,750	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,890
1,800	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440%, 04/15/45	1,876

	Total Commercial Mortgage-Backed Securities (Cost $55,487)	56,227

Corporate Bonds — 31.8%
	Consumer Discretionary — 2.1%
	Automobiles — 0.3%
250	BMW US Capital LLC, (Germany), 1.850%, 09/15/21 (e)	243
	Daimler Finance North America LLC, (Germany),
2,100	2.250%, 07/31/19 (e)	2,102
153	2.250%, 03/02/20 (e)	153
1,166	Nissan Motor Acceptance Corp., (Japan), 1.800%, 03/15/18 (e)	1,167

		3,665

	Hotels, Restaurants & Leisure — 0.1%
1,250	McDonald’s Corp., 3.375%, 05/26/25	1,269
326	Starbucks Corp., 2.700%, 06/15/22	331

		1,600

	Internet & Direct Marketing Retail — 0.1%
	Amazon.com, Inc.,
1,217	3.800%, 12/05/24	1,290
150	4.800%, 12/05/34	169

		1,459

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — 1.1%
	21st Century Fox America, Inc.,
30	7.250%, 05/18/18	32
600	7.430%, 10/01/26	755
200	7.700%, 10/30/25	257
1,019	CBS Corp., 3.700%, 08/15/24	1,034
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	456
422	Discovery Communications LLC, 4.375%, 06/15/21	445
285	Grupo Televisa SAB, (Mexico), 4.625%, 01/30/26	292
1,715	Historic TW, Inc., 9.150%, 02/01/23	2,213
400	NBC Universal Enterprise, Inc., 1.974%, 04/15/19 (e)	401
2,000	NBC Universal Media LLC, 2.875%, 01/15/23	1,995
	Time Warner Cable LLC,
50	4.125%, 02/15/21	52
3,425	8.750%, 02/14/19	3,847
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	672
	Time Warner, Inc.,
400	3.400%, 06/15/22	406
200	3.550%, 06/01/24	200
	Viacom, Inc.,
700	3.125%, 06/15/22	689
189	3.250%, 03/15/23	185
1,411	3.875%, 04/01/24	1,406
806	Walt Disney Co. (The), 1.100%, 12/01/17	806

		16,143

	Multiline Retail — 0.2%
	Macy’s Retail Holdings, Inc.,
160	3.625%, 06/01/24	154
26	4.500%, 12/15/34	23
14	6.700%, 07/15/34	14
1,240	6.900%, 04/01/29	1,307
175	Nordstrom, Inc., 4.000%, 10/15/21	182
868	Target Corp., 3.500%, 07/01/24	901

		2,581

	Specialty Retail — 0.3%
1,020	Advance Auto Parts, Inc., 4.500%, 01/15/22	1,078
	Home Depot, Inc. (The),
531	2.000%, 06/15/19	535
450	2.700%, 04/01/23	455
986	3.750%, 02/15/24	1,048

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	179

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — continued
	Lowe’s Cos., Inc.,
1,004	3.125%, 09/15/24	1,016
238	3.375%, 09/15/25	244
300	O’Reilly Automotive, Inc., 3.550%, 03/15/26	299

		4,675

	Total Consumer Discretionary	30,123

	Consumer Staples — 2.2%
	Beverages — 0.6%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
1,384	3.300%, 02/01/23	1,413
2,000	3.700%, 02/01/24	2,065
1,450	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 3.750%, 01/15/22	1,527
893	Coca-Cola Co. (The), 1.150%, 04/01/18	892
1,000	Diageo Investment Corp., (United Kingdom), 2.875%, 05/11/22	1,020
	PepsiCo, Inc.,
1,257	1.250%, 08/13/17	1,258
200	2.375%, 10/06/26	190

		8,365

	Food & Staples Retailing — 0.7%
1,094	Costco Wholesale Corp., 2.250%, 02/15/22	1,086
	CVS Health Corp.,
1,100	2.750%, 12/01/22	1,089
1,357	4.000%, 12/05/23	1,424
	Kroger Co. (The),
92	5.400%, 07/15/40	102
700	6.150%, 01/15/20	775
1,000	6.400%, 08/15/17	1,022
208	Sysco Corp., 3.750%, 10/01/25	212
1,692	Walgreens Boots Alliance, Inc., 3.100%, 06/01/23	1,692
	Wal-Mart Stores, Inc.,
1,650	2.550%, 04/11/23	1,649
200	3.300%, 04/22/24	208
930	3.625%, 07/08/20	983

		10,242

	Food Products — 0.8%
	Bunge Ltd. Finance Corp.,
31	3.500%, 11/24/20	32
1,192	8.500%, 06/15/19	1,358
	Cargill, Inc.,
900	3.300%, 03/01/22 (e)	928
400	6.000%, 11/27/17 (e)	413

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — continued
1,000	7.350%, 03/06/19 (e)	1,109
	General Mills, Inc.,
2,075	3.150%, 12/15/21	2,127
100	5.650%, 02/15/19	107
	Kellogg Co.,
513	3.250%, 05/21/18	523
1,606	4.000%, 12/15/20	1,698
	Kraft Heinz Foods Co.,
1,419	3.500%, 06/06/22	1,451
310	5.375%, 02/10/20	336
425	6.875%, 01/26/39	537
89	Mead Johnson Nutrition Co., 4.125%, 11/15/25	94
112	Smithfield Foods, Inc., 4.250%, 02/01/27 (e)	114
171	Tyson Foods, Inc., 2.650%, 08/15/19	173

		11,000

	Household Products — 0.1%
	Kimberly-Clark Corp.,
200	2.400%, 03/01/22	200
1,800	2.400%, 06/01/23	1,766

		1,966

	Total Consumer Staples	31,573

	Energy — 3.2%
	Energy Equipment & Services — 0.2%
	Halliburton Co.,
350	3.500%, 08/01/23	359
550	6.150%, 09/15/19	607
750	8.750%, 02/15/21	913
800	Nabors Industries, Inc., 4.625%, 09/15/21	814
	Schlumberger Investment SA,
233	3.300%, 09/14/21 (e)	240
737	3.650%, 12/01/23	771

		3,704

	Oil, Gas & Consumable Fuels — 3.0%
1,025	Anadarko Petroleum Corp., 8.700%, 03/15/19	1,159
400	Apache Corp., 6.900%, 09/15/18	430
	BP Capital Markets plc, (United Kingdom),
1,000	2.241%, 09/26/18	1,008
317	2.750%, 05/10/23	312
1,000	3.224%, 04/14/24	999
712	3.245%, 05/06/22	728
	Buckeye Partners LP,
500	3.950%, 12/01/26	497
300	4.150%, 07/01/23	307

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
900	Burlington Resources, Inc., 8.200%, 03/15/25	1,179
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	807
500	5.900%, 02/01/18	519
1,200	Cenovus Energy, Inc., (Canada), 3.800%, 09/15/23	1,193
	Chevron Corp.,
1,000	2.355%, 12/05/22	979
285	3.191%, 06/24/23	292
833	CNOOC Nexen Finance 2014 ULC, (China), 4.250%, 04/30/24	871
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	483
725	Devon Energy Corp., 3.250%, 05/15/22	727
	Ecopetrol SA, (Colombia),
467	4.125%, 01/16/25	451
773	5.375%, 06/26/26	795
	Energy Transfer Partners LP,
837	3.600%, 02/01/23	832
182	4.050%, 03/15/25	183
	EnLink Midstream Partners LP,
281	2.700%, 04/01/19	282
633	4.150%, 06/01/25	633
	Enterprise Products Operating LLC,
225	3.350%, 03/15/23	228
651	3.700%, 02/15/26	659
150	3.750%, 02/15/25	153
263	3.900%, 02/15/24	273
596	3.950%, 02/15/27	614
	EOG Resources, Inc.,
240	2.625%, 03/15/23	234
600	4.150%, 01/15/26	631
2,200	Exxon Mobil Corp., 2.709%, 03/06/25	2,158
1,294	Magellan Midstream Partners LP, 4.250%, 02/01/21	1,372
400	Marathon Oil Corp., 2.800%, 11/01/22	388
964	Marathon Petroleum Corp., 3.625%, 09/15/24	958
118	Noble Energy, Inc., 5.625%, 05/01/21	122
	Occidental Petroleum Corp.,
441	2.700%, 02/15/23	437
727	3.500%, 06/15/25	741
1,800	ONEOK Partners LP, 4.900%, 03/15/25	1,927
	Petroleos Mexicanos, (Mexico),
731	4.500%, 01/23/26	689
270	4.875%, 01/18/24	271
466	6.375%, 02/04/21	506

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
173	Phillips 66, 4.300%, 04/01/22	185
	Plains All American Pipeline LP,
705	2.600%, 12/15/19	707
875	3.850%, 10/15/23	883
	Spectra Energy Capital LLC,
503	3.300%, 03/15/23	496
50	6.200%, 04/15/18	52
710	8.000%, 10/01/19	805
	Statoil ASA, (Norway),
1,200	1.150%, 05/15/18	1,195
1,179	2.650%, 01/15/24	1,162
	Suncor Energy, Inc., (Canada),
350	3.600%, 12/01/24	358
1,000	5.950%, 12/01/34	1,196
200	6.100%, 06/01/18	211
	Sunoco Logistics Partners Operations LP,
506	4.250%, 04/01/24	516
700	5.500%, 02/15/20	758
1,153	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	1,124
821	Total Capital Canada Ltd., (France), 2.750%, 07/15/23	818
	Total Capital International SA, (France),
138	1.550%, 06/28/17	138
200	2.700%, 01/25/23	200
1,003	3.750%, 04/10/24	1,050
	TransCanada PipeLines Ltd., (Canada),
455	2.500%, 08/01/22	449
2,345	3.750%, 10/16/23	2,443
300	7.125%, 01/15/19	327

		43,100

	Total Energy	46,804

	Financials — 10.5%
	Banks — 4.3%
1,629	ABN AMRO Bank NV, (Netherlands), 2.500%, 10/30/18 (e)	1,644
	Bank of America Corp.,
427	2.000%, 01/11/18	429
53	3.300%, 01/11/23	53
1,154	4.000%, 01/22/25	1,165
737	4.125%, 01/22/24	771
556	4.450%, 03/03/26	577
780	5.000%, 05/13/21	849
865	5.625%, 07/01/20	953

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	181

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
585	5.650%, 05/01/18	611
600	6.400%, 08/28/17	615
2,000	6.875%, 04/25/18	2,114
2,600	7.625%, 06/01/19	2,913
	Bank of Montreal, (Canada),
567	1.400%, 09/11/17	567
1,153	2.375%, 01/25/19	1,166
100	2.550%, 11/06/22	99
	Bank of Nova Scotia (The), (Canada),
2,000	1.450%, 04/25/18	1,999
630	2.800%, 07/21/21	638
1,255	Barclays plc, (United Kingdom), 3.650%, 03/16/25	1,224
	BB&T Corp.,
166	2.450%, 01/15/20	168
500	2.625%, 06/29/20	507
3,360	Capital One Bank USA NA, 3.375%, 02/15/23	3,377
	Citigroup, Inc.,
1,000	1.550%, 08/14/17	1,001
845	1.800%, 02/05/18	847
2,000	2.050%, 12/07/18	2,005
650	3.400%, 05/01/26	636
778	Commonwealth Bank of Australia, (Australia), 4.500%, 12/09/25 (e)	809
903	Cooperatieve Rabobank UA, (Netherlands), 3.875%, 02/08/22	954
447	Discover Bank, 4.200%, 08/08/23	469
470	Fifth Third Bancorp, 2.875%, 07/27/20	478
	Fifth Third Bank,
250	2.375%, 04/25/19	252
425	2.875%, 10/01/21	431
	HSBC Bank plc, (United Kingdom),
523	1.500%, 05/15/18 (e)	521
1,100	4.750%, 01/19/21 (e)	1,179
	HSBC Holdings plc, (United Kingdom),
1,100	4.000%, 03/30/22	1,150
800	4.250%, 03/14/24	814
251	4.300%, 03/08/26	263
352	Huntington Bancshares, Inc., 3.150%, 03/14/21	358
	KeyCorp,
42	2.900%, 09/15/20	43
1,657	5.100%, 03/24/21	1,813
669	Lloyds Banking Group plc, (United Kingdom), 3.750%, 01/11/27	664

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
1,000	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,038
221	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.998%, 02/22/22	222
909	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	917
580	Mizuho Financial Group, Inc., (Japan), 2.953%, 02/28/22	580
100	National City Corp., 6.875%, 05/15/19	110
591	Nordea Bank AB, (Sweden), 4.250%, 09/21/22 (e)	613
356	PNC Bank NA, 1.950%, 03/04/19	357
	PNC Financial Services Group, Inc. (The),
362	4.375%, 08/11/20	387
50	5.125%, 02/08/20	54
363	6.700%, 06/10/19	401
402	Regions Financial Corp., 3.200%, 02/08/21	410
	Royal Bank of Canada, (Canada),
1,193	2.000%, 10/01/18	1,200
600	2.200%, 07/27/18	604
1,302	Series CB8, 1.200%, 09/19/17	1,302
250	Santander UK Group Holdings plc, (United Kingdom), 3.125%, 01/08/21	252
799	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	806
442	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	440
1,800	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,903
1,500	SunTrust Bank, 2.750%, 05/01/23	1,473
	Toronto-Dominion Bank (The), (Canada),
400	1.500%, 03/13/17 (e)	400
1,041	1.750%, 07/23/18	1,044
	US Bancorp,
307	1.650%, 05/15/17	307
500	2.200%, 04/25/19	505
215	2.950%, 07/15/22	217
732	4.125%, 05/24/21	785
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,013
3,895	5.750%, 02/01/18	4,045
	Wells Fargo & Co.,
428	2.550%, 12/07/20	430
368	3.000%, 02/19/25	360
1,000	3.500%, 03/08/22	1,037
1,000	Wells Fargo Bank NA, 6.000%, 11/15/17	1,031

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
506	Westpac Banking Corp., (Australia), 2.000%, 03/03/20 (e)	504

		61,873

	Capital Markets — 2.9%
2,150	Ameriprise Financial, Inc., 4.000%, 10/15/23	2,279
	Bank of New York Mellon Corp. (The),
92	2.600%, 08/17/20	93
1,440	4.150%, 02/01/21	1,530
155	4.600%, 01/15/20	166
200	BlackRock, Inc., 6.250%, 09/15/17	205
470	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	507
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	533
	Charles Schwab Corp. (The),
250	3.200%, 03/02/27	249
40	3.225%, 09/01/22	41
1,666	CME Group, Inc., 3.000%, 09/15/22	1,706
	Credit Suisse AG, (Switzerland),
833	1.750%, 01/29/18	835
520	3.625%, 09/09/24	528
	Deutsche Bank AG, (Germany),
610	1.875%, 02/13/18	610
350	6.000%, 09/01/17	357
	Goldman Sachs Group, Inc. (The),
500	3.625%, 01/22/23	513
1,000	3.850%, 01/26/27	1,010
92	4.250%, 10/21/25	94
196	5.250%, 07/27/21	216
900	5.375%, 03/15/20	976
5,150	7.500%, 02/15/19	5,691
1,195	Series D, 6.000%, 06/15/20	1,327
1,502	Intercontinental Exchange, Inc., 4.000%, 10/15/23	1,603
436	Invesco Finance plc, 3.750%, 01/15/26	447
1,850	Jefferies Group LLC, 6.875%, 04/15/21	2,113
334	Legg Mason, Inc., 4.750%, 03/15/26	352
	Macquarie Bank Ltd., (Australia),
810	1.600%, 10/27/17 (e)	810
481	2.600%, 06/24/19 (e)	486
800	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	893
	Morgan Stanley,
600	2.650%, 01/27/20	607
1,081	3.875%, 01/27/26	1,103

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
880	4.350%, 09/08/26	905
622	5.000%, 11/24/25	671
154	5.500%, 07/24/20	169
2,500	5.625%, 09/23/19	2,708
687	5.750%, 01/25/21	766
1,000	6.625%, 04/01/18	1,051
1,700	7.300%, 05/13/19	1,887
	State Street Corp.,
1,724	3.100%, 05/15/23	1,741
1,154	3.700%, 11/20/23	1,208
219	TD Ameritrade Holding Corp., 2.950%, 04/01/22	222
	Thomson Reuters Corp.,
1,700	3.950%, 09/30/21	1,767
800	4.300%, 11/23/23	843

		41,818

	Consumer Finance — 1.2%
400	American Express Centurion Bank, 6.000%, 09/13/17	410
	American Express Co.,
200	6.150%, 08/28/17	205
1,820	7.000%, 03/19/18	1,922
	American Honda Finance Corp.,
250	2.250%, 08/15/19	253
1,450	7.625%, 10/01/18 (e)	1,583
	Caterpillar Financial Services Corp.,
176	2.250%, 12/01/19	178
510	2.750%, 08/20/21	514
900	2.850%, 06/01/22	908
675	7.150%, 02/15/19	744
	Ford Motor Credit Co. LLC,
484	1.724%, 12/06/17	484
792	2.375%, 03/12/19	795
627	3.000%, 06/12/17	630
200	3.810%, 01/09/24	202
	General Motors Financial Co., Inc.,
522	3.100%, 01/15/19	531
615	3.700%, 05/09/23	621
280	4.000%, 10/06/26	279
962	4.350%, 01/17/27	979
	John Deere Capital Corp.,
753	1.600%, 07/13/18	754
65	1.700%, 01/15/20	65
650	3.150%, 10/15/21	671

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	183

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
	PACCAR Financial Corp.,
591	1.600%, 03/15/17	591
1,400	2.200%, 09/15/19	1,411
	Toyota Motor Credit Corp.,
429	1.375%, 01/10/18	429
1,700	2.125%, 07/18/19	1,713
800	2.625%, 01/10/23	798

		17,670

	Diversified Financial Services — 0.7%
7,238	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	7,296
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	742
	Shell International Finance BV, (Netherlands),
788	2.875%, 05/10/26	767
150	3.400%, 08/12/23	154
1,555	4.300%, 09/22/19	1,647
40	4.375%, 03/25/20	43

		10,649

	Insurance — 1.4%
651	Allstate Corp. (The), 3.150%, 06/15/23	665
818	American International Group, Inc., 4.125%, 02/15/24	850
	Berkshire Hathaway Finance Corp.,
323	1.300%, 05/15/18	323
2,160	5.400%, 05/15/18	2,259
61	Chubb Corp. (The), 5.750%, 05/15/18	64
1,900	Chubb INA Holdings, Inc., 2.700%, 03/13/23	1,891
	CNA Financial Corp.,
499	3.950%, 05/15/24	514
364	4.500%, 03/01/26	385
1,135	Jackson National Life Global Funding, 3.050%, 04/29/26 (e)	1,105
	Liberty Mutual Group, Inc.,
950	4.250%, 06/15/23 (e)	998
900	4.950%, 05/01/22 (e)	979
864	Lincoln National Corp., 4.200%, 03/15/22	915
1,000	Manulife Financial Corp., (Canada), 4.150%, 03/04/26	1,057
824	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	827
1,216	MassMutual Global Funding II, 2.350%, 04/09/19 (e)	1,229
	Metropolitan Life Global Funding I,
710	1.500%, 01/10/18 (e)	711
1,600	3.000%, 01/10/23 (e)	1,610

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
426	3.875%, 04/11/22 (e)	449
	New York Life Global Funding,
323	1.950%, 02/11/20 (e)	321
1,024	2.150%, 06/18/19 (e)	1,031
471	Principal Financial Group, Inc., 3.125%, 05/15/23	472
650	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	854
	Reliance Standard Life Global Funding II,
650	2.500%, 01/15/20 (e)	650
373	3.050%, 01/20/21 (e)	376

		20,535

	Total Financials	152,545

	Health Care — 1.9%
	Biotechnology — 0.5%
	AbbVie, Inc.,
302	2.850%, 05/14/23	296
1,304	2.900%, 11/06/22	1,296
	Amgen, Inc.,
1,100	3.625%, 05/15/22	1,139
1,350	4.100%, 06/15/21	1,429
117	Baxalta, Inc., 3.600%, 06/23/22	119
612	Biogen, Inc., 3.625%, 09/15/22	633
	Celgene Corp.,
1,000	3.250%, 08/15/22	1,013
700	3.950%, 10/15/20	735
	Gilead Sciences, Inc.,
57	2.500%, 09/01/23	55
300	2.550%, 09/01/20	303
31	3.700%, 04/01/24	32

		7,050

	Health Care Equipment & Supplies — 0.3%
484	Abbott Laboratories, 3.400%, 11/30/23	486
215	Becton Dickinson and Co., 2.675%, 12/15/19	219
150	Liberty Property LP, 4.400%, 02/15/24	159
2,400	Medtronic, Inc., 3.500%, 03/15/25	2,466
300	Stryker Corp., 4.625%, 03/15/46	315

		3,645

	Health Care Providers & Services — 0.3%
381	Aetna, Inc., 1.750%, 05/15/17	381
700	Anthem, Inc., 3.300%, 01/15/23	706
131	Cardinal Health, Inc., 3.750%, 09/15/25	136
400	Express Scripts Holding Co., 3.500%, 06/15/24	392

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
150	McKesson Corp., 2.700%, 12/15/22	147
	UnitedHealth Group, Inc.,
365	2.750%, 02/15/23	364
145	2.875%, 03/15/22	147
1,500	2.875%, 03/15/23	1,515
187	3.375%, 11/15/21	194
255	4.700%, 02/15/21	277

		4,259

	Life Sciences Tools & Services — 0.0% (g)
441	Thermo Fisher Scientific, Inc., 3.150%, 01/15/23	442

	Pharmaceuticals — 0.8%
316	Actavis Funding SCS, 3.450%, 03/15/22	323
250	Allergan, Inc., 2.800%, 03/15/23	242
1,210	Bristol-Myers Squibb Co., 2.000%, 08/01/22	1,175
555	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	601
1,875	GlaxoSmithKline Capital, Inc., (United Kingdom), 2.800%, 03/18/23	1,883
1,657	Johnson & Johnson, 2.050%, 03/01/23	1,614
	Merck & Co., Inc.,
1,400	1.300%, 05/18/18	1,399
215	2.350%, 02/10/22	215
1,800	Mylan, Inc., 3.125%, 01/15/23 (e)	1,743
1,153	Novartis Capital Corp., (Switzerland), 3.400%, 05/06/24	1,192
498	Teva Pharmaceutical Finance Co. BV, (Israel), Series 2, 3.650%, 11/10/21	505
800	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 2.800%, 07/21/23	758
174	Zoetis, Inc., 1.875%, 02/01/18	174

		11,824

	Total Health Care	27,220

	Industrials — 3.2%
	Aerospace & Defense — 0.6%
864	BAE Systems Holdings, Inc., (United Kingdom), 3.800%, 10/07/24 (e)	893
	Boeing Co. (The),
540	4.875%, 02/15/20	588
750	7.950%, 08/15/24	991
2,000	General Dynamics Corp., 2.250%, 11/15/22	1,976
	Lockheed Martin Corp.,
380	3.350%, 09/15/21	393
850	4.250%, 11/15/19	903

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — continued
325	Northrop Grumman Corp., 5.050%, 08/01/19	349
	Precision Castparts Corp.,
1,500	2.500%, 01/15/23	1,483
800	3.250%, 06/15/25	807
476	Raytheon Co., 3.150%, 12/15/24	486
500	United Technologies Corp., 1.950%, 11/01/21	491

		9,360

	Air Freight & Logistics — 0.3%
796	FedEx Corp., 3.200%, 02/01/25	799
	United Parcel Service, Inc.,
1,457	2.450%, 10/01/22	1,461
1,600	3.125%, 01/15/21	1,659
425	5.125%, 04/01/19	455

		4,374

	Airlines — 0.0% (g)
252	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.000%, 10/29/24	260

	Building Products — 0.1%
	Johnson Controls International plc,
1,135	4.250%, 03/01/21	1,203
40	5.000%, 03/30/20	43
138	SUB, 3.625%, 07/02/24	141

		1,387

	Commercial Services & Supplies — 0.2%
	Republic Services, Inc.,
417	3.550%, 06/01/22	434
1,200	5.500%, 09/15/19	1,302
	Waste Management, Inc.,
862	2.900%, 09/15/22	878
242	4.600%, 03/01/21	262
150	4.750%, 06/30/20	162

		3,038

	Construction & Engineering — 0.1%
350	ABB Finance USA, Inc., (Switzerland), 2.875%, 05/08/22	354
526	Fluor Corp., 3.375%, 09/15/21	541

		895

	Electrical Equipment — 0.0% (g)
272	Eaton Corp., 1.500%, 11/02/17	272

	Industrial Conglomerates — 0.5%
	General Electric Co.,
636	1.600%, 11/20/17	637

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	185

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrial Conglomerates — continued
200	2.100%, 12/11/19	201
125	4.375%, 09/16/20	135
1,919	4.650%, 10/17/21	2,119
95	5.300%, 02/11/21	106
529	5.500%, 01/08/20	583
80	5.625%, 09/15/17	82
70	5.875%, 01/14/38	90
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,298
490	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 3.250%, 11/08/22 (e)	500
1,200	Koninklijke Philips NV, (Netherlands), 3.750%, 03/15/22	1,250
	Roper Technologies, Inc.,
208	3.000%, 12/15/20	212
74	3.800%, 12/15/26	75

		7,288

	Machinery — 0.2%
30	Caterpillar, Inc., 7.900%, 12/15/18	33
	Deere & Co.,
298	2.600%, 06/08/22	299
700	4.375%, 10/16/19	744
1,400	Illinois Tool Works, Inc., 3.500%, 03/01/24	1,462
228	Parker-Hannifin Corp., 3.300%, 11/21/24	232
111	Xylem, Inc., 3.250%, 11/01/26	110

		2,880

	Professional Services — 0.1%
	Equifax, Inc.,
544	2.300%, 06/01/21	536
200	3.250%, 06/01/26	195

		731

	Road & Rail — 1.1%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	130
2,000	4.100%, 06/01/21	2,132
	Canadian Pacific Railway Co., (Canada),
1,146	4.500%, 01/15/22	1,232
600	7.250%, 05/15/19	668
	ERAC USA Finance LLC,
120	2.800%, 11/01/18 (e)	121
1,500	3.300%, 10/15/22 (e)	1,516
650	3.850%, 11/15/24 (e)	665
315	4.500%, 08/16/21 (e)	336

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — continued
	Norfolk Southern Corp.,
812	2.903%, 02/15/23	808
250	3.000%, 04/01/22	254
829	3.250%, 12/01/21	852
750	3.850%, 01/15/24	786
300	5.750%, 04/01/18	313
263	Penske Truck Leasing Co. LP, 2.500%, 06/15/19 (e)	264
	Ryder System, Inc.,
555	2.450%, 09/03/19	559
145	2.500%, 03/01/17	145
145	2.500%, 03/01/18	146
535	3.500%, 06/01/17	538
	Union Pacific Corp.,
850	3.250%, 01/15/25	865
1,200	3.750%, 03/15/24	1,267
1,931	4.163%, 07/15/22	2,085

		15,682

	Total Industrials	46,167

	Information Technology — 1.7%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
90	2.450%, 06/15/20	92
181	2.900%, 03/04/21	186
90	4.450%, 01/15/20	96
975	4.950%, 02/15/19	1,038

		1,412

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
155	6.000%, 04/01/20	169
1,350	7.500%, 01/15/27	1,626

		1,795

	Internet Software & Services — 0.2%
2,673	eBay, Inc., 2.600%, 07/15/22	2,612

	IT Services — 0.1%
	International Business Machines Corp.,
252	1.800%, 05/17/19	253
1,150	2.250%, 02/19/21	1,157
40	8.375%, 11/01/19	47
329	Total System Services, Inc., 3.750%, 06/01/23	332

		1,789

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — 0.3%
122	Analog Devices, Inc., 3.125%, 12/05/23	122
1,054	Broadcom Corp., 3.625%, 01/15/24 (e)	1,062
	Intel Corp.,
987	2.700%, 12/15/22	999
728	3.100%, 07/29/22	751
773	3.300%, 10/01/21	809
790	Texas Instruments, Inc., 2.750%, 03/12/21	805

		4,548

	Software — 0.5%
942	Intuit, Inc., 5.750%, 03/15/17	943
	Microsoft Corp.,
181	2.375%, 05/01/23	179
1,508	2.875%, 02/06/24	1,518
1,500	4.200%, 06/01/19	1,589
	Oracle Corp.,
540	1.900%, 09/15/21	530
1,285	2.500%, 10/15/22	1,281
720	5.750%, 04/15/18	755
50	6.500%, 04/15/38	66

		6,861

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
818	2.150%, 02/09/22	808
1,006	2.850%, 05/06/21	1,031
1,054	3.000%, 02/09/24	1,066
1,154	3.200%, 05/13/25	1,166
567	HP, Inc., 4.375%, 09/15/21	603
864	Xerox Corp., 5.625%, 12/15/19	930

		5,604

	Total Information Technology	24,621

	Materials — 0.8%
	Chemicals — 0.7%
168	Agrium, Inc., (Canada), 3.375%, 03/15/25	165
484	CF Industries, Inc., 3.400%, 12/01/21 (e)	485
	Dow Chemical Co. (The),
594	3.000%, 11/15/22	602
800	3.500%, 10/01/24	816
52	4.125%, 11/15/21	55
17	8.550%, 05/15/19	20
	Ecolab, Inc.,
279	1.450%, 12/08/17	279
167	2.250%, 01/12/20	167
330	3.250%, 01/14/23	336

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
2,243	Mosaic Co. (The), 4.250%, 11/15/23	2,332
	Potash Corp. of Saskatchewan, Inc., (Canada),
100	3.625%, 03/15/24	100
1,050	6.500%, 05/15/19	1,141
550	PPG Industries, Inc., 3.600%, 11/15/20	576
1,250	Praxair, Inc., 2.200%, 08/15/22	1,216
315	Rohm & Haas Co., 7.850%, 07/15/29	439
400	Union Carbide Corp., 7.500%, 06/01/25	482

		9,211

	Construction Materials — 0.0% (g)
250	CRH America, Inc., (Ireland), 3.875%, 05/18/25 (e)	257

	Containers & Packaging — 0.0% (g)
350	International Paper Co., 3.800%, 01/15/26	357

	Metals & Mining — 0.1%
382	BHP Billiton Finance USA Ltd., (Australia), 2.050%, 09/30/18	386
	Freeport-McMoRan, Inc.,
352	2.150%, 03/01/17	352
400	3.550%, 03/01/22	371
	Nucor Corp.,
305	4.000%, 08/01/23	323
172	5.850%, 06/01/18	180
306	Vale Overseas Ltd., (Brazil), 6.250%, 08/10/26	336

		1,948

	Total Materials	11,773

	Real Estate — 1.0%
	Equity Real Estate Investment Trusts (REITs) — 1.0%
360	American Tower Corp., 3.500%, 01/31/23	362
909	Boston Properties LP, 3.800%, 02/01/24	937
600	Crown Castle International Corp., 4.450%, 02/15/26	624
672	Duke Realty LP, 4.375%, 06/15/22	718
600	Equity Commonwealth, 6.650%, 01/15/18	611
1,047	ERP Operating LP, 4.625%, 12/15/21	1,135
2,098	HCP, Inc., 3.875%, 08/15/24	2,126
177	Hospitality Properties Trust, 4.950%, 02/15/27	181
247	National Retail Properties, Inc., 3.600%, 12/15/26	245
	Prologis LP,
127	3.750%, 11/01/25	131
782	4.250%, 08/15/23	835

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	187

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
	Realty Income Corp.,
600	3.250%, 10/15/22	610
400	3.875%, 07/15/24	413
400	Scentre Group Trust 1, (Australia), 3.500%, 02/12/25 (e)	400
1,200	Simon Property Group LP, 4.375%, 03/01/21	1,284
106	UDR, Inc., 2.950%, 09/01/26	100
	Ventas Realty LP,
90	3.500%, 02/01/25	88
470	3.750%, 05/01/24	476
158	4.125%, 01/15/26	161
	Welltower, Inc.,
600	3.750%, 03/15/23	616
2,007	4.500%, 01/15/24	2,127

	Total Real Estate	14,180

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
475	3.000%, 06/30/22	472
1,100	3.400%, 05/15/25	1,063
1,232	3.800%, 03/15/22	1,271
1,000	3.800%, 03/01/24	1,010
775	3.875%, 08/15/21	804
360	4.450%, 04/01/24	377
2,800	5.500%, 02/01/18	2,896
350	British Telecommunications plc, (United Kingdom), 2.350%, 02/14/19	352
900	Deutsche Telekom International Finance BV, (Germany), 6.750%, 08/20/18	964
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	267
50	Orange SA, (France), SUB, 9.000%, 03/01/31	75
	Telefonica Emisiones SAU, (Spain),
420	3.192%, 04/27/18	426
409	5.134%, 04/27/20	438
114	5.462%, 02/16/21	125
	Verizon Communications, Inc.,
840	2.946%, 03/15/22 (e)	839
528	3.450%, 03/15/21	545
886	4.150%, 03/15/24	922
529	4.500%, 09/15/20	564
1,118	4.812%, 03/15/39 (e)	1,107
400	5.050%, 03/15/34	412

		14,929

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — 0.2%
379	America Movil SAB de CV, (Mexico), 3.125%, 07/16/22	377
608	Rogers Communications, Inc., (Canada), 3.625%, 12/15/25	618
1,400	Vodafone Group plc, (United Kingdom), 2.950%, 02/19/23	1,375

		2,370

	Total Telecommunication Services	17,299

	Utilities — 4.0%
	Electric Utilities — 3.1%
800	Appalachian Power Co., 4.600%, 03/30/21	859
372	Arizona Public Service Co., 3.350%, 06/15/24	380
1,595	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,601
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	247
	DTE Electric Co.,
197	2.650%, 06/15/22	197
1,000	3.375%, 03/01/25	1,025
1,500	3.650%, 03/15/24	1,589
200	3.900%, 06/01/21	211
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,327
50	6.450%, 10/15/32	65
233	Duke Energy Corp., 3.550%, 09/15/21	242
160	Duke Energy Indiana LLC, 3.750%, 07/15/20	168
461	Duke Energy Progress LLC, 2.800%, 05/15/22	469
720	Electricite de France SA, (France), 2.150%, 01/22/19 (e)	722
400	Enel Finance International NV, (Italy), 5.125%, 10/07/19 (e)	427
765	Entergy Arkansas, Inc., 3.050%, 06/01/23	769
65	Entergy Corp., 2.950%, 09/01/26	62
269	Entergy Mississippi, Inc., 2.850%, 06/01/28	258
550	Fortis, Inc., (Canada), 3.055%, 10/04/26 (e)	519
3,700	Georgia Power Co., 4.250%, 12/01/19	3,918
1,663	Great Plains Energy, Inc., 4.850%, 06/01/21	1,775
1,000	Hydro-Quebec, (Canada), Series HY, 8.400%, 01/15/22	1,244
	Indiana Michigan Power Co.,
25	7.000%, 03/15/19	28
100	Series J, 3.200%, 03/15/23	101
200	Kentucky Utilities Co., 3.300%, 10/01/25	203
94	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	95

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	Nevada Power Co.,
1,000	6.500%, 08/01/18	1,067
1,000	7.125%, 03/15/19	1,108
	NextEra Energy Capital Holdings, Inc.,
518	2.400%, 09/15/19	522
1,539	2.700%, 09/15/19	1,563
200	6.000%, 03/01/19	215
938	Niagara Mohawk Power Corp., 3.508%, 10/01/24 (e)	962
300	NSTAR Electric Co., 2.375%, 10/15/22	295
1,200	Ohio Power Co., Series M, 5.375%, 10/01/21	1,341
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	365
	Pacific Gas & Electric Co.,
794	2.450%, 08/15/22	783
424	3.250%, 09/15/21	435
1,500	3.250%, 06/15/23	1,534
400	3.400%, 08/15/24	410
350	3.850%, 11/15/23	369
50	6.050%, 03/01/34	63
200	PacifiCorp, 5.650%, 07/15/18	211
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,530
752	PPL Capital Funding, Inc., 4.200%, 06/15/22	794
224	PPL Electric Utilities Corp., 2.500%, 09/01/22	220
560	Progress Energy, Inc., 4.400%, 01/15/21	596
74	Public Service Co. of Colorado, 3.200%, 11/15/20	77
283	Public Service Co. of New Hampshire, 3.500%, 11/01/23	290
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	234
1,100	Public Service Electric & Gas Co., 2.000%, 08/15/19	1,103
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,016
650	5.500%, 08/15/18	688
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,007
1,500	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	1,674
	Virginia Electric & Power Co.,
1,600	2.750%, 03/15/23	1,593
1,099	2.950%, 01/15/22	1,123
	Wisconsin Electric Power Co.,
1,000	1.700%, 06/15/18	1,002
545	2.950%, 09/15/21	559

		44,250

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Gas Utilities — 0.2%
1,365	Atmos Energy Corp., 8.500%, 03/15/19	1,541
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	891

		2,432

	Independent Power & Renewable Electricity Producers — 0.1%
180	Exelon Generation Co. LLC, 4.250%, 06/15/22	189
	PSEG Power LLC,
1,290	4.150%, 09/15/21	1,358
221	4.300%, 11/15/23	233

		1,780

	Multi-Utilities — 0.5%
170	CMS Energy Corp., 2.950%, 02/15/27	162
	Consumers Energy Co.,
137	2.850%, 05/15/22	139
1,060	5.650%, 04/15/20	1,169
350	Dominion Resources, Inc., Series B, 2.750%, 09/15/22	346
784	DTE Energy Co., Series F, 3.850%, 12/01/23	811
	NiSource Finance Corp.,
300	3.850%, 02/15/23	309
500	5.450%, 09/15/20	548
940	6.125%, 03/01/22	1,083
100	6.800%, 01/15/19	109
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	7
	Sempra Energy,
192	4.050%, 12/01/23	201
1,400	9.800%, 02/15/19	1,610
	Southern Co. Gas Capital Corp.,
939	3.500%, 09/15/21	964
550	5.250%, 08/15/19	586

		8,044

	Water Utilities — 0.1%
	American Water Capital Corp.,
364	3.400%, 03/01/25	375
1,400	3.850%, 03/01/24	1,480

		1,855

	Total Utilities	58,361

	Total Corporate Bonds (Cost $452,192)	460,666

Foreign Government Securities — 0.4%
300	Republic of Colombia, (Colombia), 7.375%, 09/18/37	380

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	189

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — continued
	Republic of Panama, (Panama),
460	3.750%, 03/16/25	471
347	4.000%, 09/22/24	362
	Republic of Poland, (Poland),
800	3.250%, 04/06/26	792
467	4.000%, 01/22/24	490
	United Mexican States, (Mexico),
568	3.500%, 01/21/21	584
1,076	3.600%, 01/30/25	1,068
694	4.000%, 10/02/23	711
332	4.125%, 01/21/26	340

	Total Foreign Government Securities (Cost $5,102)	5,198

Mortgage-Backed Securities — 8.5%
28	FHLMC Gold Pools, 15 Year, Single Family, 5.500%, 02/01/24	30
139	FHLMC Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	154
	FHLMC Gold Pools, 30 Year, Single Family,
1,632	4.500%, 05/01/41	1,757
258	5.000%, 10/01/33	288
3	6.000%, 12/01/36	3
1,742	FHLMC Gold Pools, Other, 3.500%, 06/01/42	1,796
	FNMA, 15 Year, Single Family,
21	6.000%, 10/01/19 - 01/01/24	22
1,376	FNMA, 20 Year, Single Family, 3.500%, 08/01/32	1,435
	FNMA, 30 Year, Single Family,
1,103	5.000%, 08/01/40	1,218
689	6.000%, 12/01/32 - 04/01/35	789
927	6.500%, 10/01/36 - 10/01/38	1,049
580	7.000%, 04/01/37 - 11/01/38	676
	FNMA, Other,
2,471	ARM, 1.122%, 01/01/23	2,463
3,000	1.400%, 07/01/17	2,997
2,366	1.735%, 05/01/20	2,342
1,906	1.940%, 07/01/19	1,908
4,800	2.010%, 06/01/20	4,796
919	2.190%, 12/01/22	909
2,515	2.340%, 12/01/22	2,505
3,801	2.350%, 05/01/23 - 08/01/28	3,689
1,541	2.395%, 01/01/22	1,542
4,793	2.400%, 12/01/22 - 07/01/23	4,767
3,714	2.410%, 01/01/23	3,704
1,700	2.460%, 10/01/26	1,636
850	2.490%, 05/01/26	824

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,000	2.520%, 05/01/23	2,997
2,045	2.530%, 03/01/23	2,052
2,400	2.570%, 08/01/28	2,298
1,000	2.590%, 11/01/21	1,010
860	2.610%, 06/01/26	839
1,310	2.630%, 09/01/21	1,325
3,176	2.640%, 06/01/26	3,103
2,000	2.650%, 08/01/22	2,020
2,000	2.670%, 07/01/22	2,017
2,040	2.680%, 05/01/25	2,027
2,475	2.705%, 04/01/23	2,511
2,200	2.810%, 04/01/25	2,201
1,095	2.900%, 06/01/22	1,122
1,462	3.020%, 06/01/25	1,488
3,669	3.030%, 12/01/21 - 04/01/27	3,720
1,904	3.050%, 10/01/20	1,954
2,500	3.100%, 09/01/25	2,540
1,333	3.110%, 10/01/21	1,379
1,469	3.370%, 11/01/20	1,528
5,000	3.380%, 01/01/18 - 12/01/23	5,088
1,258	3.450%, 11/01/23	1,313
983	3.480%, 12/01/20	1,027
5,634	3.500%, 05/01/43 - 06/01/43	5,795
1,656	3.590%, 10/01/20	1,738
1,150	3.690%, 11/01/23	1,222
4,101	3.735%, 06/01/18	4,164
3,400	3.770%, 09/01/21	3,601
1,964	3.817%, 05/01/22	2,077
1,186	3.860%, 07/01/21	1,258
3,059	4.000%, 07/01/42	3,242
1,000	4.040%, 10/01/20	1,062
1,717	4.250%, 10/01/28	1,866
992	4.260%, 07/01/21	1,069
3,226	4.295%, 06/01/21	3,473
1,838	4.330%, 04/01/21	1,977
723	4.369%, 02/01/20	766
926	4.640%, 01/01/21	1,002
274	GNMA II, 30 Year, Single Family, 6.000%, 09/20/38	311

	Total Mortgage-Backed Securities (Cost $123,037)	123,481

U.S. Government Agency Securities — 12.5%
16,450	FHLB, 1.125%, 06/21/19	16,355
	FHLMC,
20,000	1.250%, 10/02/19	19,882
16,000	2.375%, 01/13/22	16,294

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	FNMA,
8,333	1.250%, 08/17/21	8,091
14,000	1.875%, 09/24/26	13,027
12,500	2.000%, 01/05/22	12,502
1,335	2.125%, 04/24/26	1,272
91,000	2.625%, 09/06/24	92,531
735	Tennessee Valley Authority, 1.750%, 10/15/18	741

	Total U.S. Government Agency Securities (Cost $179,908)	180,695

U.S. Treasury Obligations — 22.2%
	U.S. Treasury Inflation Indexed Bond,
32,000	2.375%, 01/15/25	47,620
17,250	3.625%, 04/15/28	34,512
	U.S. Treasury Inflation Indexed Note,
26,705	0.125%, 04/15/17	28,547
65,000	0.125%, 04/15/19	68,273
25,000	0.125%, 04/15/21	25,810
36,000	0.125%, 01/15/22	38,830
18,000	0.125%, 07/15/26	17,812

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,000	0.250%, 01/15/25	2,033
9,100	1.375%, 01/15/20	10,755
40,000	1.625%, 01/15/18	47,374

	Total U.S. Treasury Obligations (Cost $319,670)	321,566

SHARES
Short-Term Investments— 2.4%
	Investment Companies— 2.4%
30,774	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.850% (b) (l) †	30,776
3,910	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.450% (b) (l) †	3,910

	Total Short-Term Investments (Cost $34,686)	34,686

	Total Investments — 101.7% (Cost $1,457,004)	1,471,278
	Liabilities in Excess of Other Assets — (1.7)%	(24,055)

	NET ASSETS — 100.0%	$1,447,223

Percentages indicated are based on net assets.

Inflation-Linked Swaps (Amounts in thousands)
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/2019	$3,000	$(227)
Barclays Bank plc	1.823% at termination	CPI-U at termination	11/08/2021	25,000	506
Barclays Bank plc	2.439% at termination	CPI-U at termination	05/15/2024	5,000	(299)
Barclays Bank plc	2.705% at termination	CPI-U at termination	09/02/2044	9,000	(1,513)
Barclays Bank plc	2.700% at termination	CPI-U at termination	09/03/2044	4,000	(665)
BNP Paribas	2.530% at termination	CPI-U at termination	02/22/2018	53,000	(3,029)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/2018	22,000	(669)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/2018	11,000	(337)
BNP Paribas	2.098% at termination	CPI-U at termination	09/09/2018	10,000	(303)
BNP Paribas	2.248% at termination	CPI-U at termination	01/15/2019	20,000	(859)
BNP Paribas	2.190% at termination	CPI-U at termination	09/03/2019	11,000	(368)
BNP Paribas	2.265% at termination	CPI-U at termination	02/06/2024	25,000	(113)
Citibank NA	1.478% at termination	CPI-U at termination	04/02/2017	4,000	37
Citibank NA	2.190% at termination	CPI-U at termination	09/02/2019	20,000	(670)
Citibank NA	1.592% at termination	CPI-U at termination	06/24/2021	15,000	491
Citibank NA	1.865% at termination	CPI-U at termination	10/24/2021	25,000	455
Citibank NA	2.458% at termination	CPI-U at termination	05/21/2024	13,000	(809)
Citibank NA	2.492% at termination	CPI-U at termination	08/27/2024	40,000	(2,663)
Citibank NA	2.477% at termination	CPI-U at termination	09/02/2024	3,000	(195)
Citibank NA	2.623% at termination	CPI-U at termination	10/07/2024	10,000	(210)
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/2017	25,000	(1,099)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/2018	34,000	(1,353)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	191

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Credit Suisse International	2.315% at termination	CPI-U at termination	07/15/2020	$50,000	$(2,263)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/2018	23,000	(1,274)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	03/06/2018	49,000	(2,692)
Deutsche Bank AG, New York	2.140% at termination	CPI-U at termination	09/10/2019	41,000	(1,250)
Deutsche Bank AG, New York	1.565% at termination	CPI-U at termination	01/30/2020	35,000	416
Deutsche Bank AG, New York	1.748% at termination	CPI-U at termination	04/02/2020	32,000	519
Deutsche Bank AG, New York	1.525% at termination	CPI-U at termination	10/13/2020	18,000	423
Deutsche Bank AG, New York	1.823% at termination	CPI-U at termination	11/08/2021	25,000	507
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/2024	10,000	(632)
Deutsche Bank AG, New York	2.415% at termination	CPI-U at termination	12/15/2024	42,000	(449)
Deutsche Bank AG, New York	1.978% at termination	CPI-U at termination	04/02/2025	37,000	601
Deutsche Bank AG, New York	2.000% at termination	CPI-U at termination	10/13/2045	3,000	255
Goldman Sachs International	2.211% at termination	CPI-U at termination	08/29/2019	27,000	(938)
Goldman Sachs International	2.185% at termination	CPI-U at termination	09/02/2019	26,000	(864)
Goldman Sachs International	2.194% at termination	CPI-U at termination	09/02/2019	29,000	(979)
Goldman Sachs International	2.100% at termination	CPI-U at termination	09/12/2019	41,000	(1,160)
Morgan Stanley Capital Services	2.195% at termination	CPI-U at termination	04/22/2018	28,000	(1,155)
Morgan Stanley Capital Services	2.145% at termination	CPI-U at termination	11/22/2018	24,000	(761)
Morgan Stanley Capital Services	1.442% at termination	CPI-U at termination	09/17/2020	93,000	2,441
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/2024	15,000	(980)
Morgan Stanley Capital Services	2.673% at termination	CPI-U at termination	09/12/2044	2,000	(312)
Royal Bank of Scotland	2.475% at termination	CPI-U at termination	03/17/2024	2,000	(127)
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/2044	5,000	(890)

					$(25,456)

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 17.6%
1,372	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	1,393
2,564	American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 01/15/20	2,565
259	Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 2.053%, 08/25/33	252
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 1.358%, 07/25/32	86
540	Series 2002-BC6, Class M1, VAR, 1.903%, 08/25/32	503
2,404	Series 2002-BC9, Class M1, VAR, 2.428%, 12/25/32	2,280
	AMRESCO Residential Securities Corp. Mortgage Loan Trust,
389	Series 1998-1, Class M1A, VAR, 1.208%, 01/25/28	379
508	Series 1998-3, Class M1A, VAR, 1.408%, 09/25/28	488
2,267	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	2,286
318	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 3.395%, 12/15/33	315
1,130	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	1,130
	B2R Mortgage Trust,
1,022	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,012
2,445	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	2,463
7,000	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	6,995
1,955	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	1,952
2,294	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 2.023%, 01/25/35	2,152
887	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, VAR, 1.678%, 12/25/33	848
1,432	BMW Vehicle Lease Trust, Series 2015-1, Class A3, 1.240%, 12/20/17	1,432
170	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.878%, 05/25/37	168
4,034	Cabela’s Credit Card Master Note Trust, Series 2016-1, Class A1, 1.780%, 06/15/22	4,024

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California Republic Auto Receivables Trust,
81	Series 2013-1, Class A2, 1.410%, 09/17/18 (e)	81
4,473	Series 2015-2, Class A3, 1.310%, 08/15/19	4,470
5,000	Series 2015-3, Class A3, 1.620%, 11/15/19	5,004
800	Capital Auto Receivables Asset Trust, Series 2015-1, Class A2, 1.420%, 06/20/18	800
1,397	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.923%, 10/15/21 (e)	670
	CarMax Auto Owner Trust,
3,391	Series 2015-2, Class A3, 1.370%, 03/16/20	3,389
5,000	Series 2015-4, Class A3, 1.560%, 11/16/20	4,999
304	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, VAR, 1.628%, 01/25/32	260
3,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	3,004
3,818	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.544%, 06/15/48 (e)	3,748
37	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	37
	Countrywide Asset-Backed Certificates,
82	Series 2002-1, Class A, VAR, 1.338%, 08/25/32	71
124	Series 2002-BC1, Class A, VAR, 1.438%, 04/25/32	85
113	Series 2003-BC2, Class 2A1, VAR, 1.378%, 06/25/33	100
754	Series 2003-BC5, Class M1, VAR, 1.828%, 09/25/33	691
246	Series 2004-2, Class M4, VAR, 2.278%, 03/25/34	232
116	Series 2004-S1, Class M2, SUB, 5.584%, 02/25/35	115
203	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, VAR, 0.990%, 04/15/30	198
	CPS Auto Receivables Trust,
651	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	651
880	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	880
1,473	Series 2016-B, Class B, 3.180%, 09/15/20 (e)	1,489
	CWHEQ Revolving Home Equity Loan Trust,
321	Series 2005-E, Class 2A, VAR, 0.990%, 11/15/35	286

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	193

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,372	Series 2005-M, Class A1, VAR, 1.010%, 02/15/36	1,212
10,280	Discover Card Execution Note Trust, Series 2014-A1, Class A1, VAR, 1.200%, 07/15/21	10,323
1,200	DT Auto Owner Trust, Series 2016-2A, Class B, 2.920%, 05/15/20 (e)	1,208
	Exeter Automobile Receivables Trust,
594	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	594
1,436	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	1,437
2,754	Series 2016-2A, Class A, 2.210%, 07/15/20 (e)	2,760
	First Franklin Mortgage Loan Trust,
98	Series 2002-FF1, Class M1, VAR, 1.828%, 04/25/32	85
578	Series 2002-FF4, Class M1, VAR, 2.353%, 02/25/33	416
299	Series 2003-FFH1, Class M2, VAR, 3.403%, 09/25/33	239
502	Series 2004-FF8, Class M4, VAR, 2.376%, 10/25/34	130
868	First Investors Auto Owner Trust, Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	868
687	First NLC Trust, Series 2005-2, Class M1, VAR, 1.258%, 09/25/35	674
2,224	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	2,213
1,580	Flagship Credit Auto Trust, Series 2016-2, Class A1, 2.280%, 05/15/20 (e)	1,584
	Ford Credit Auto Owner Trust,
784	Series 2014-B, Class A3, 0.900%, 10/15/18	783
2,256	Series 2015-B, Class A3, 1.160%, 11/15/19	2,254
1,400	Series 2016-B, Class A3, 1.330%, 10/15/20	1,394
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 1.506%, 07/25/35	3,261
347	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	342
6,244	GM Financial Automobile Leasing Trust, Series 2015-2, Class A3, 1.680%, 12/20/18	6,254
1,526	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class AT1, 2.380%, 10/15/48 (e)	1,515
120	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.950%, 09/15/30	107
3,582	Harley-Davidson Motorcycle Trust, Series 2015-2, Class A3, 1.300%, 03/16/20	3,581

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

18		Home Equity Loan Trust, Series 2003-HS1, Class AII, VAR, 1.068%, 12/25/32	17
		Home Loan Trust,
—	(h)	Series 2001-HI2, Class AI7, SUB, 7.440%, 04/25/26	—	(h)
65		Series 2001-HI4, Class A7, SUB, 7.240%, 10/25/26	65
1,455		Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 04/15/19	1,454
1,769		Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.772%, 06/17/31 (e)	1,769
93		Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, VAR, 1.411%, 12/25/24	86
3,710		Leaf Receivables Funding 10 LLC, Series 2015-1, Class A3, 1.490%, 03/15/18 (e)	3,706
12		Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	3
176		Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.828%, 02/25/34	169
		Morgan Stanley ABS Capital I, Inc. Trust,
1,101		Series 2003-NC6, Class M1, VAR, 1.978%, 06/25/33	1,079
7,500		Series 2005-WMC4, Class M5, VAR, 1.753%, 04/25/35	7,113
271		New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 1.578%, 11/25/33	216
3,334		Nissan Auto Lease Trust, Series 2015-B, Class A3, 1.540%, 04/16/18	3,337
2,101		OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.040%, 01/15/21 (e)	2,102
		OneMain Financial Issuance Trust,
1,469		Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	1,469
2,877		Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	2,903
3,500		Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	3,497
		Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
467		Series 2004-WHQ2, Class M2, VAR, 1.723%, 02/25/35	467
681		Series 2005-WHQ3, Class M2, VAR, 1.453%, 06/25/35	680
182		PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	181

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Progress Residential Trust,
3,261	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	3,248
5,504	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	5,532
215	RAMP Trust, Series 2003-RS2, Class AII, VAR, 1.458%, 03/25/33	196
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.510%, 06/25/33	403
	SoFi Consumer Loan Program LLC,
2,327	Series 2016-1, Class A, 3.260%, 08/25/25 (e)	2,332
1,813	Series 2016-3, Class A, 3.050%, 12/26/25 (e)	1,811
1,720	Series 2017-1, Class A, 3.280%, 01/26/26 (e)	1,727
	SoFi Professional Loan Program LLC,
490	Series 2014-B, Class A1, VAR, 2.021%, 08/25/32 (e)	497
1,156	Series 2015-A, Class A1, VAR, 1.971%, 03/25/33 (e)	1,171
2,121	Series 2015-B, Class A1, VAR, 1.828%, 04/25/35 (e)	2,144
1,560	Series 2015-C, Class A1, VAR, 1.828%, 08/27/35 (e)	1,573
2,466	Series 2016-B, Class A1, VAR, 1.978%, 06/25/33 (e)	2,503
1,286	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 04/25/29 (e)	1,292
120	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 1.478%, 04/25/33	117
	TCF Auto Receivables Owner Trust,
5,193	Series 2015-1A, Class A3, 1.490%, 12/16/19 (e)	5,193
639	Series 2015-2A, Class A2, 1.640%, 01/15/19 (e)	639
	Tricon American Homes Trust,
1,338	Series 2015-SFR1, Class A, VAR, 2.022%, 05/17/32 (e)	1,340
4,445	Series 2016-SFR1, Class A, 2.589%, 11/17/33 (e)	4,338
3,751	US Residential Opportunity Fund III Trust, Series 2016-2III, Class A, SUB, 3.475%, 08/27/36 (e)	3,730
2,789	VOLT L LLC, Series 2016-NP10, Class A1, SUB, 3.500%, 09/25/46 (e)	2,775
1,833	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.500%, 02/25/47 (e)	1,833

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

286	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	287
358	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	359
2,150	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	2,163
1,889	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	1,888
873	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	875
1,060	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	1,062
4,324	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	4,323
3,680	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	3,631
1,912	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	1,910
1,172	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	1,176
782	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	783
2,550	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	2,555
1,863	VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	1,855
3,662	Westgate Resorts LLC, Series 2016-1A, Class A, 3.500%, 12/20/28 (e)	3,649

	Total Asset-Backed Securities (Cost $211,038)	208,440

Collateralized Mortgage Obligations — 53.8%
	Alternative Loan Trust,
598	Series 2004-33, Class 3A3, VAR, 3.161%, 12/25/34	546
15	Series 2004-J4, Class 1A6, SUB, 5.400%, 06/25/34	15
268	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	263
	Banc of America Funding Trust,
298	Series 2005-E, Class 5A1, VAR, 3.188%, 05/20/35	296
478	Series 2006-1, Class 2A1, 5.500%, 01/25/36	455
	Banc of America Mortgage Trust,
606	Series 2004-D, Class 2A2, VAR, 3.245%, 05/25/34	607
417	Series 2005-A, Class 3A1, VAR, 3.620%, 02/25/35	411

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	195

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
442		Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, VAR, 1.783%, 11/25/34	115
		CHL Mortgage Pass-Through Trust,
262		Series 2003-21, Class A1, VAR, 3.243%, 05/25/33	261
60		Series 2004-HYB8, Class 1A1, VAR, 1.477%, 01/20/35	55
287		Series 2005-1, Class 1A2, VAR, 1.478%, 03/25/35	37
3		Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	3
		Credit Suisse First Boston Mortgage Securities Corp.,
926		Series 2003-AR24, Class 2A4, VAR, 3.221%, 10/25/33	910
843		Series 2004-5, Class 4A1, 6.000%, 09/25/34	858
116		Series 2005-5, Class 1A1, 5.000%, 07/25/20	115
331		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.872%, 02/25/20	334
131		FHLMC — GNMA, Series 1, Class S, IF, IO, 8.183%, 10/25/22	13
		FHLMC REMIC,
2		Series 1071, Class F, VAR, 1.720%, 04/15/21	2
9		Series 1343, Class LA, 8.000%, 08/15/22	10
8		Series 1370, Class JA, VAR, 1.920%, 09/15/22	8
7		Series 1379, Class W, VAR, 2.220%, 10/15/22	7
2		Series 1508, Class KA, VAR, 1.199%, 05/15/23	2
125		Series 1689, Class M, PO, 03/15/24	119
63		Series 1771, Class PK, 8.000%, 02/15/25	72
110		Series 1974, Class ZA, 7.000%, 07/15/27	125
19		Series 1981, Class Z, 6.000%, 05/15/27	21
66		Series 2033, Class PR, PO, 03/15/24	63
10		Series 2261, Class ZY, 7.500%, 10/15/30	12
—	(h)	Series 2289, Class NA, VAR, 10.266%, 05/15/20	—	(h)
34		Series 2338, Class FN, VAR, 1.270%, 08/15/28	34
67		Series 2416, Class SA, IF, 14.110%, 02/15/32	91
61		Series 2416, Class SH, IF, 14.456%, 02/17/32	78

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

13	Series 2477, Class FZ, VAR, 1.320%, 06/15/31	13
358	Series 3085, Class VS, HB, IF, 25.640%, 12/15/35	589
460	Series 3300, Class FA, VAR, 1.070%, 08/15/35	458
1,333	Series 3737, Class DG, 5.000%, 10/15/30	1,446
1,765	Series 3832, Class PL, 5.000%, 08/15/39	1,848
1,098	Series 3841, Class JF, VAR, 1.170%, 10/15/38	1,103
5,147	Series 3860, Class FP, VAR, 1.170%, 06/15/40	5,164
1,715	Series 3952, Class MA, 3.000%, 11/15/21	1,730
7,495	Series 4074, Class FE, VAR, 1.170%, 07/15/42	7,467
7,135	Series 4111, Class FA, VAR, 1.120%, 08/15/39	7,135
4,356	Series 4120, Class KI, IO, 3.000%, 10/15/32	441
13,453	Series 4150, Class F, VAR, 1.140%, 01/15/43	13,379
15,392	Series 4150, Class GE, 2.000%, 01/15/33	15,149
9,812	Series 4161, Class YF, VAR, 1.140%, 02/15/43	9,759
5,165	Series 4206, Class DA, 2.000%, 05/15/33	5,083
10,521	Series 4281, Class FB, VAR, 1.320%, 12/15/43	10,487
15,986	Series 4350, Class AF, VAR, 1.130%, 12/15/37	15,835
12,661	Series 4350, Class FK, VAR, 1.130%, 06/15/38	12,612
1,876	Series 4350, Class KF, VAR, 1.130%, 01/15/39	1,854
12,740	Series 4363, Class FA, VAR, 1.150%, 09/15/41	12,655
10,039	Series 4413, Class WF, VAR, 1.130%, 10/15/41	9,977
13,486	Series 4448, Class TF, VAR, 1.100%, 05/15/40	13,396
35,733	Series 4457, Class KF, VAR, 1.130%, 10/15/40	35,654
12,836	Series 4480, Class FM, VAR, 1.130%, 06/15/40	12,848
9,871	Series 4515, Class FA, VAR, 1.150%, 08/15/38	9,785
7,351	Series 4559, Class AF, VAR, 1.271%, 03/15/42	7,359
5,051	Series 4594, Class GN, 2.500%, 02/15/45	5,077
13,691	Series 4606, Class FL, VAR, 1.270%, 12/15/44	13,721

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
20,393		FHLMC STRIPS, Series 328, Class S4, IF, IO, 2.025%, 02/15/38	1,414
		FHLMC Structured Agency Credit Risk Debt Notes,
2,834		Series 2013-DN1, Class M1, VAR, 4.178%, 07/25/23	2,875
7,063		Series 2015-DNA3, Class M2, VAR, 3.628%, 04/25/28	7,312
		FHLMC Structured Pass-Through Securities Certificates,
68		Series T-51, Class 1APO, PO, 09/25/42	59
2,558		Series T-54, Class 4A, VAR, 3.280%, 02/25/43	2,623
258		First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	248
645		First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, VAR, 3.020%, 12/25/34	645
67		First Republic Bank Mortgage Pass-Through Certificates Trust, Series 2000-FRB1, Class B1, VAR, 1.278%, 06/25/30	54
360		First Republic Mortgage Loan Trust, Series 2000-FRB2, Class A1, VAR, 1.270%, 11/15/30	327
		FNMA Grantor Trust,
382		Series 2001-T8, Class A1, 7.500%, 07/25/41	446
1,197		Series 2002-T6, Class A4, VAR, 3.687%, 03/25/41	1,247
		FNMA REMIC,
2		Series 1988-15, Class B, VAR, 1.328%, 06/25/18	2
1		Series 1989-77, Class J, 8.750%, 11/25/19	1
—	(h)	Series 1989-89, Class H, 9.000%, 11/25/19	—	(h)
17		Series 1990-64, Class Z, 10.000%, 06/25/20	18
29		Series 1990-145, Class A, VAR, 1.557%, 12/25/20	29
42		Series 1991-142, Class PL, 8.000%, 10/25/21	46
39		Series 1991-156, Class F, VAR, 2.078%, 11/25/21	40
—	(h)	Series 1992-91, Class SQ, HB, IF, 8,731.670%, 05/25/22	6
70		Series 1992-112, Class GB, 7.000%, 07/25/22	77
2		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	—	(h)
32		Series 1992-200, Class FK, VAR, 1.899%, 11/25/22	32

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

35	Series 1993-27, Class S, IF, 8.584%, 02/25/23	39
71	Series 1993-110, Class H, 6.500%, 05/25/23	79
8	Series 1993-119, Class H, 6.500%, 07/25/23	9
69	Series 1993-146, Class E, PO, 05/25/23	66
32	Series 1993-165, Class FH, VAR, 1.928%, 09/25/23	33
160	Series 1993-179, Class FM, VAR, 1.849%, 10/25/23	164
32	Series 1997-74, Class E, 7.500%, 10/20/27	37
284	Series 2001-9, Class F, VAR, 1.022%, 02/17/31	285
78	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	18
34	Series 2002-77, Class FY, VAR, 1.178%, 12/25/17	34
113	Series 2003-17, Class FN, VAR, 1.078%, 03/25/18	113
26	Series 2003-21, Class FK, VAR, 1.178%, 03/25/33	26
700	Series 2004-17, Class BF, VAR, 1.128%, 01/25/34	698
1,036	Series 2006-3, Class SB, IF, IO, 5.922%, 07/25/35	135
808	Series 2006-16, Class HZ, 5.500%, 03/25/36	862
2,217	Series 2006-124, Class FC, VAR, 1.128%, 01/25/37	2,209
3,406	Series 2012-38, Class PA, 2.000%, 09/25/41	3,338
5,735	Series 2012-93, Class ME, 2.500%, 01/25/42	5,781
3,865	Series 2012-114, Class VE, 3.500%, 10/25/25	4,009
12,695	Series 2012-119, Class FB, VAR, 1.128%, 11/25/42	12,615
2,545	Series 2013-6, Class FL, VAR, 1.178%, 02/25/43	2,545
4,883	Series 2013-15, Class DC, 2.000%, 03/25/33	4,784
5,153	Series 2013-23, Class KJ, 2.250%, 05/25/42	5,088
4,252	Series 2013-26, Class AV, 3.500%, 04/25/26	4,396
3,068	Series 2013-43, Class YH, 2.500%, 05/25/33	3,085
10,886	Series 2013-54, Class HF, VAR, 0.978%, 10/25/41	10,830

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	197

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
651	Series 2014-49, Class AF, VAR, 1.100%, 08/25/44	647
7,906	Series 2014-66, Class WF, VAR, 1.130%, 10/25/54	7,883
16,679	Series 2015-42, Class BF, VAR, 1.081%, 06/25/45	16,603
14,722	Series 2015-91, Class AF, VAR, 1.150%, 12/25/45	14,631
20,784	Series 2016-25, Class LA, 3.000%, 07/25/45	21,217
23,607	Series 2016-30, Class PA, 3.000%, 04/25/45	24,125
7,485	Series 2016-33, Class JA, 3.000%, 07/25/45	7,662
1	Series G92-44, Class ZQ, 8.000%, 07/25/22	1
449	Series G94-9, Class PJ, 6.500%, 08/17/24	511
	FNMA REMIC Trust,
264	Series 2003-W1, Class 2A, VAR, 6.187%, 12/25/42	296
1,115	Series 2003-W4, Class 5A, VAR, 3.525%, 10/25/42	1,158
1,649	Series 2003-W15, Class 3A, VAR, 4.162%, 12/25/42	1,823
749	Series 2009-W1, Class A, 6.000%, 12/25/49	847
	FNMA STRIPS,
130	Series 343, Class 23, IO, 4.000%, 10/25/18	3
193	Series 343, Class 27, IO, 4.500%, 01/25/19	5
480	FNMA Trust, Series 2004-W2, Class 4A, VAR, 3.021%, 02/25/44	493
	FNMA, Connecticut Avenue Securities,
1,446	Series 2013-C01, Class M1, VAR, 2.778%, 10/25/23	1,459
1,507	Series 2014-C01, Class M1, VAR, 2.378%, 01/25/24	1,520
4,402	Series 2014-C02, Class 1M1, VAR, 1.728%, 05/25/24	4,416
1,007	Series 2014-C03, Class 1M1, VAR, 1.978%, 07/25/24	1,010
3,979	Series 2017-C01, Class 1M1, VAR, 2.078%, 07/25/29 (e)	3,994
	GNMA,
10	Series 2000-35, Class F, VAR, 1.320%, 12/16/25	10
179	Series 2002-31, Class FC, VAR, 1.028%, 09/26/21	178
3,936	Series 2010-166, Class GP, 3.000%, 04/20/39	4,034
6,170	Series 2012-61, Class FM, VAR, 1.170%, 05/16/42	6,173

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,222	Series 2012-H21, Class FA, VAR, 1.272%, 07/20/62	3,209
16,795	Series 2013-H16, Class FA, VAR, 1.312%, 07/20/63	16,756
17,586	Series 2014-H07, Class FC, VAR, 1.372%, 05/20/64	17,584
5,597	Series 2014-H11, Class JA, VAR, 1.272%, 06/20/64	5,571
14,929	Series 2014-H17, Class FM, VAR, 1.252%, 08/20/64	14,842
8,542	Series 2015-H03, Class FD, VAR, 1.412%, 01/20/65	8,467
16,538	Series 2015-H04, Class FL, VAR, 1.242%, 02/20/65	16,443
9,109	Series 2015-H12, Class FA, VAR, 1.252%, 05/20/65	9,055
19,250	Series 2015-H12, Class FJ, VAR, 1.202%, 05/20/65	19,128
21,735	Series 2015-H14, Class FB, VAR, 1.202%, 05/20/65	21,591
16,210	Series 2015-H19, Class FN, VAR, 1.212%, 07/20/65	16,075
19,594	Series 2015-H23, Class TA, VAR, 1.242%, 09/20/65	19,449
787	GSAA Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	817
422	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	428
	Impac CMB Trust,
16	Series 2004-3, Class 3A, VAR, 1.418%, 03/25/34	15
259	Series 2004-6, Class 1A2, VAR, 1.558%, 10/25/34	248
1,246	Series 2005-5, Class A1, VAR, 1.418%, 08/25/35	1,099
934	IndyMac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 3.479%, 03/25/37	892
134	JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 2.633%, 10/25/33	131
	MASTR Adjustable Rate Mortgages Trust,
216	Series 2003-5, Class 5A1, VAR, 2.750%, 10/25/33	217
341	Series 2004-13, Class 2A1, VAR, 3.073%, 04/21/34	350
1,122	Series 2004-13, Class 3A7B, VAR, 2.810%, 11/21/34	1,137
111	MASTR Seasoned Securitization Trust, Series 2003-1, Class 3A2, VAR, 1.178%, 02/25/33	101

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
359	Series 2001-TBC1, Class B1, VAR, 1.650%, 11/15/31	307
91	Series 2002-TBC1, Class B1, VAR, 1.770%, 09/15/30	78
46	Series 2002-TBC1, Class B2, VAR, 2.170%, 09/15/30	39
	Merrill Lynch Mortgage Investors Trust,
385	Series 2004-1, Class 2A3, VAR, 2.962%, 12/25/34	358
542	Series 2004-D, Class A1, VAR, 1.438%, 09/25/29	538
6	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	6
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
260	Series 2003-HYB1, Class A4, VAR, 2.516%, 03/25/33	237
139	Series 2003-HYB1, Class B1, VAR, 2.516%, 03/25/33	103
	Morgan Stanley Mortgage Loan Trust,
2,404	Series 2004-3, Class 4A, VAR, 5.668%, 04/25/34	2,514
309	Series 2004-5AR, Class 3A3, VAR, 3.058%, 07/25/34	284
1,741	Series 2004-5AR, Class 3A5, VAR, 3.058%, 07/25/34	1,731
809	Series 2004-11AR, Class 1A2A, VAR, 1.088%, 01/25/35	758
175	MRFC Mortgage Pass-Through Trust, Series 2002-TBC2, Class B1, VAR, 1.620%, 08/15/32	144
1,267	NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class AF, VAR, 1.228%, 02/25/35 (e)	1,035
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
431	Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	440
30	Series 2004-AR1, Class 5A1, VAR, 1.538%, 08/25/34	28
666	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.617%, 10/25/32	688
119	RALI Trust, Series 2003-QS16, Class A1, 5.000%, 08/25/18	119
	RFMSI Trust,
2,752	Series 2005-SA2, Class 2A2, VAR, 3.378%, 06/25/35	2,588
731	Series 2006-SA4, Class 2A1, VAR, 4.391%, 11/25/36	641

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Sequoia Mortgage Trust,
59	Series 11, Class A, VAR, 1.681%, 12/20/32	57
155	Series 2003-3, Class A2, VAR, 2.020%, 07/20/33	147
1,500	Series 2004-11, Class A2, VAR, 1.915%, 12/20/34	1,436
1,268	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	1,266
127	Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, VAR, 1.481%, 03/19/34	122
951	Structured Asset Mortgage Investments Trust, Series 2002-AR2, Class A3, VAR, 1.531%, 07/19/32	747
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
2,328	Series 2003-24A, Class 2A, VAR, 3.416%, 07/25/33	2,223
1,554	Series 2003-29, Class 3A1, VAR, 4.884%, 09/25/33	1,543
743	Series 2003-40A, Class 4A, VAR, 3.235%, 01/25/34	720
3,673	Thornburg Mortgage Securities Trust, Series 2004-4, Class 5A, VAR, 2.864%, 12/25/44	3,498
	WaMu Mortgage Pass-Through Certificates Trust,
1,302	Series 2004-AR3, Class A1, VAR, 2.821%, 06/25/34	1,316
667	Series 2004-AR11, Class A, VAR, 2.839%, 10/25/34	671
	Wells Fargo Mortgage-Backed Securities Trust,
321	Series 2003-K, Class 1A2, VAR, 2.901%, 11/25/33	323
405	Series 2005-AR16, Class 3A2, VAR, 3.155%, 03/25/35	408
93	Series 2006-17, Class A1, 5.500%, 11/25/21	95
116	Series 2007-3, Class 3A1, 5.500%, 04/25/22	118

	Total Collateralized Mortgage Obligations (Cost $641,541)	638,371

Commercial Mortgage-Backed Securities — 2.6%
	A10 Securitization LLC,
854	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	852
2,371	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	2,384

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	199

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
5,281	A10 Term Asset Financing LLC, Series 2016-1, Class A1, 2.420%, 03/15/35 (e)	5,255
2,900	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, VAR, 1.820%, 09/15/26 (e)	2,903
	Bayview Commercial Asset Trust,
330	Series 2004-3, Class A2, VAR, 1.198%, 01/25/35 (e)	318
1,134	Series 2005-2A, Class A2, VAR, 1.128%, 08/25/35 (e)	1,000
227	Series 2005-2A, Class M1, VAR, 1.208%, 08/25/35 (e)	194
1,118	Series 2007-3, Class A2, VAR, 1.068%, 07/25/37 (e)	919
2,671	BBCMS Trust, Series 2015-VFM, Class A1, 2.466%, 03/10/36 (e)	2,601
6,000	BHMS Mortgage Trust, Series 2014-ATLS, Class BFL, VAR, 2.727%, 07/05/33 (e)	5,905
	Commercial Mortgage Trust,
2,667	Series 2014-BBG, Class A, VAR, 1.570%, 03/15/29 (e)	2,671
1,319	Series 2014-PAT, Class A, VAR, 1.571%, 08/13/27 (e)	1,319
3,774	Series 2014-TWC, Class A, VAR, 1.621%, 02/13/32 (e)	3,780
139	GS Mortgage Securities Trust, Series 2013-GC16, Class A1, 1.264%, 11/10/46	139
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	1,181

	Total Commercial Mortgage-Backed Securities (Cost $31,959)	31,421

Corporate Bonds — 12.8%
	Consumer Discretionary — 0.8%
	Automobiles — 0.5%
	Nissan Motor Acceptance Corp., (Japan),
3,000	VAR, 1.477%, 09/13/19 (e)	3,004
2,824	VAR, 1.492%, 03/03/17 (e)	2,824

		5,828

	Media — 0.3%
4,000	Walt Disney Co. (The), VAR, 1.364%, 05/30/19	4,013

	Total Consumer Discretionary	9,841

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
607	Walgreens Boots Alliance, Inc., 1.750%, 11/17/17	609

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy — 1.7%
	Oil, Gas & Consumable Fuels — 1.7%
3,000	BP Capital Markets plc, (United Kingdom), VAR, 1.627%, 09/26/18	3,019
1,810	Buckeye Partners LP, 4.875%, 02/01/21	1,926
2,882	CNOOC Finance 2015 Australia Pty. Ltd., (China), 2.625%, 05/05/20	2,880
4,963	ConocoPhillips Co., 1.500%, 05/15/18	4,952
1,525	ONEOK Partners LP, 3.200%, 09/15/18	1,554
1,628	Plains All American Pipeline LP, 2.600%, 12/15/19	1,632
684	Spectra Energy Partners LP, 2.950%, 09/25/18	693
3,000	Statoil ASA, (Norway), VAR, 1.498%, 11/08/18	3,022
822	TransCanada PipeLines Ltd., (Canada), 1.875%, 01/12/18	823

	Total Energy	20,501

	Financials — 8.2%
	Banks — 3.8%
	Bank of America Corp.,
1,346	1.700%, 08/25/17	1,348
2,000	Series L, 2.600%, 01/15/19	2,025
5,000	Bank of Montreal, (Canada), 1.350%, 08/28/18	4,975
3,169	Barclays plc, (United Kingdom), 2.875%, 06/08/20	3,178
3,000	BB&T Corp., VAR, 1.694%, 02/01/19	3,022
923	BNP Paribas SA, (France), 2.700%, 08/20/18	935
	Citigroup, Inc.,
3,000	VAR, 1.800%, 01/10/20	3,014
4,000	VAR, 2.021%, 12/08/21	4,041
964	Discover Bank, 2.600%, 11/13/18	974
3,000	Mitsubishi UFJ Financial Group, Inc., (Japan), VAR, 2.017%, 09/13/21	3,027
	Mizuho Financial Group, Inc., (Japan),
4,000	VAR, 1.994%, 02/28/22	4,006
3,000	VAR, 2.097%, 09/13/21	3,023
3,000	Royal Bank of Canada, (Canada), VAR, 1.422%, 01/10/19	3,001
3,000	Sumitomo Mitsui Financial Group, Inc., (Japan), VAR, 1.988%, 01/11/22	3,002
967	SunTrust Banks, Inc., 2.350%, 11/01/18	975
4,000	US Bank NA, VAR, 1.363%, 01/24/20	4,005

		44,551

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — 0.7%
	Goldman Sachs Group, Inc. (The),
1,000	2.625%, 04/25/21	1,000
3,000	VAR, 2.139%, 11/15/18	3,036
	Morgan Stanley,
1,482	2.500%, 01/24/19	1,496
2,925	2.500%, 04/21/21	2,913

		8,445

	Consumer Finance — 2.8%
3,000	American Express Credit Corp., VAR, 1.543%, 03/18/19	3,010
3,000	American Honda Finance Corp., VAR, 1.561%, 09/09/21	3,036
3,000	Caterpillar Financial Services Corp., VAR, 1.528%, 01/10/20	3,022
	Ford Motor Credit Co. LLC,
3,000	VAR, 2.009%, 01/09/20	3,027
4,000	Series 1, VAR, 1.783%, 03/12/19	4,021
4,000	General Motors Financial Co., Inc., VAR, 2.573%, 01/14/22	4,104
4,000	HSBC USA, Inc., VAR, 1.877%, 09/24/18	4,014
	Toyota Motor Credit Corp.,
5,000	VAR, 1.237%, 05/16/17	5,003
4,000	VAR, 1.699%, 01/11/22	4,024

		33,261

	Diversified Financial Services — 0.3%
4,000	Shell International Finance BV, (Netherlands), VAR, 1.484%, 05/11/20	4,014

	Insurance — 0.6%
880	Chubb INA Holdings, Inc., 2.300%, 11/03/20	883
1,982	Jackson National Life Global Funding, 1.875%, 10/15/18 (e)	1,987
	New York Life Global Funding,
2,485	1.125%, 03/01/17 (e)	2,485
1,234	2.000%, 04/13/21 (e)	1,216

		6,571

	Total Financials	96,842

	Health Care — 0.5%
	Health Care Equipment & Supplies — 0.5%
5,000	Abbott Laboratories, 2.350%, 11/22/19	5,026
857	Medtronic, Inc., 1.500%, 03/15/18	858

	Total Health Care	5,884

	Industrials — 0.2%
	Road & Rail — 0.2%
2,210	Ryder System, Inc., 2.500%, 05/11/20	2,218

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Information Technology — 0.8%
	Semiconductors & Semiconductor Equipment — 0.4%
2,064	Broadcom Corp., 2.375%, 01/15/20 (e)	2,065
2,753	Texas Instruments, Inc., 1.750%, 05/01/20	2,732

		4,797

	Software — 0.3%
3,000	Oracle Corp., VAR, 1.602%, 01/15/19	3,027

	Technology Hardware, Storage & Peripherals — 0.1%
1,793	Apple, Inc., VAR, 1.285%, 05/03/18	1,798

	Total Information Technology	9,622

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
1,314	AT&T, Inc., 2.450%, 06/30/20	1,316

	Utilities — 0.4%
	Electric Utilities — 0.1%
1,081	Duke Energy Corp., VAR, 1.378%, 04/03/17	1,082
828	Southern California Edison Co., Series 14-B, 1.125%, 05/01/17	828

		1,910

	Gas Utilities — 0.2%
2,100	Korea Gas Corp., (South Korea), 2.250%, 07/25/17 (e)	2,104

	Independent Power & Renewable Electricity Producers — 0.1%
870	Exelon Generation Co. LLC, 2.950%, 01/15/20	881

	Total Utilities	4,895

	Total Corporate Bonds (Cost $150,941)	151,728

Mortgage-Backed Securities — 3.8%
	FHLMC,
10	ARM, 1.845%, 12/01/21	10
10	ARM, 2.625%, 06/01/26	10
10	ARM, 2.651%, 07/01/19	11
207	ARM, 2.670%, 01/01/23	217
1	ARM, 2.719%, 05/01/18	1
42	ARM, 2.737%, 01/01/27	44
30	ARM, 2.747%, 04/01/30	31
16	ARM, 2.761%, 10/01/29	17
33	ARM, 2.780%, 07/01/28	34
194	ARM, 2.784%, 07/01/30	203
33	ARM, 2.792%, 12/01/26	34
95	ARM, 2.799%, 12/01/27	99
6	ARM, 2.804%, 06/01/22	7
145	ARM, 2.832%, 08/01/27	151

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	201

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
253	ARM, 2.834%, 04/01/32	263
8	ARM, 2.851%, 12/01/29	8
178	ARM, 2.865%, 12/01/26	184
35	ARM, 2.875%, 02/01/23	36
20	ARM, 2.905%, 11/01/27	20
62	ARM, 2.907%, 01/01/23	63
20	ARM, 2.922%, 01/01/30	21
12	ARM, 3.085%, 04/01/24	12
8	ARM, 3.433%, 06/01/25	9
1	FHLMC Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	1
	FHLMC Gold Pools, 30 Year, Single Family,
3	7.500%, 05/01/28	4
17	8.500%, 07/01/28	20
10	9.000%, 02/01/25	11
5,746	FHLMC Gold Pools, Other, 3.000%, 08/01/28	5,943
	FNMA,
1	ARM, 2.228%, 06/01/18	1
6	ARM, 2.330%, 04/01/21	6
8	ARM, 2.334%, 12/01/20	8
21	ARM, 2.363%, 11/01/18	21
5	ARM, 2.513%, 05/01/18	5
8	ARM, 2.520%, 07/01/20	8
30	ARM, 2.525%, 05/01/30	30
404	ARM, 2.585%, 05/01/33	431
13	ARM, 2.624%, 04/01/24	13
15	ARM, 2.696%, 01/01/31	16
3	ARM, 2.700%, 11/01/21	3
5	ARM, 2.732%, 05/01/29	5
47	ARM, 2.772%, 12/01/28	48
140	ARM, 2.827%, 09/01/33	150
12	ARM, 2.846%, 03/01/38	13
18	ARM, 2.849%, 06/01/26	18
8	ARM, 2.855%, 07/01/25	8
137	ARM, 2.930%, 02/01/34	144
286	ARM, 2.944%, 01/01/25	301
79	ARM, 2.961%, 08/01/26	83
45	ARM, 3.040%, 09/01/19 - 03/01/29	45
41	ARM, 3.083%, 11/01/30	41
13	ARM, 3.375%, 11/01/23	13
11	ARM, 3.486%, 07/01/27	12
12	ARM, 6.000%, 01/01/20	12
2,580	FNMA, 15 Year, Single Family, 4.000%, 02/01/25	2,710
	FNMA, 20 Year, Single Family,
8,860	3.000%, 02/01/33 - 07/01/33	9,040
2,085	5.000%, 10/01/23	2,287

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	FNMA, 30 Year, FHA/VA,
16	7.000%, 03/01/27	16
12	8.000%, 11/01/27	12
14	8.500%, 10/01/24	15
	FNMA, 30 Year, Single Family,
9,750	4.000%, 02/01/45	10,378
2,478	5.000%, 12/01/39	2,775
954	5.500%, 08/01/40	1,063
648	6.000%, 04/01/39	748
86	7.500%, 06/01/23 - 10/01/30	90
	FNMA, Other,
5,596	ARM, 1.562%, 12/01/25	5,614
55	12.000%, 11/01/30	60
1,541	GNMA I, 15 Year, Single Family, 4.500%, 10/15/24	1,643
	GNMA I, 30 Year, Single Family,
15	7.000%, 06/15/24	15
12	8.000%, 10/15/27	13
6	9.000%, 11/15/24	7
40	9.500%, 07/15/25	44
	GNMA II, 30 Year, Single Family,
18	7.250%, 08/20/22	18
29	7.400%, 02/20/22 - 03/20/22	29
7	7.500%, 10/20/23	7
12	7.850%, 12/20/21	12
37	8.000%, 07/20/25 - 08/20/26	44

	Total Mortgage-Backed Securities (Cost $44,982)	45,539

Municipal Bond — 0.1% (t)
	California — 0.1%
870	University of California, Series Y-1, Rev., VAR, 1.280%, 07/01/17 (Cost $870)	870

SHARES
Short-Term Investment — 9.3%
	Investment Company — 9.3%
110,237	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.850% (b) (l) (Cost $110,273)	110,281

	Total Investments — 100.0% (Cost $1,191,604)	1,186,650
	Liabilities in Excess of Other Assets — 0.0% (g)	(9)

	NET ASSETS — 100.0%	$1,186,641

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 14.2%
	ABFC Trust,
776	Series 2005-AQ1, Class A4, SUB, 4.830%, 06/25/35	791
268	Series 2005-WF1, Class A2C, VAR, 1.398%, 12/25/34	268
38	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.958%, 04/25/36	38
3,449	Ajax Mortgage Loan Trust, Series 2016-2, Class A, SUB, 4.125%, 10/25/56 (e)	3,435
	American Homes 4 Rent,
2,200	Series 2014-SFR1, Class D, VAR, 2.872%, 06/17/31 (e)	2,205
1,933	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	1,965
4,390	Series 2015-SFR1, Class D, 4.407%, 04/17/52 (e)	4,467
3,030	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	3,216
	American Homes 4 Rent Trust,
3,300	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	3,428
4,085	Series 2014-SFR2, Class D, 5.149%, 10/17/36 (e)	4,352
1,500	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	1,647
8,097	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	8,355
5,850	Series 2014-SFR3, Class B, 4.201%, 12/17/36 (e)	6,020
1,570	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	1,633
2,650	Series 2014-SFR3, Class D, 5.040%, 12/17/36 (e)	2,795
3,172	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	3,535
1,955	Series 2015-SFR2, Class A, 3.732%, 10/17/45 (e)	2,021
3,100	Series 2015-SFR2, Class D, 5.036%, 10/17/45 (e)	3,287
3,600	Series 2015-SFR2, Class E, 6.070%, 10/17/45 (e)	3,947
	AMSR Trust,
6,652	Series 2016-SFR1, Class D, VAR, 3.172%, 11/17/33 (e)	6,652
4,270	Series 2016-SFR1, Class E, VAR, 3.922%, 11/17/33 (e)	4,307
4,271	Series 2016-SFR1, Class F, VAR, 4.672%, 11/17/33 (e)	4,316

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Anchor Assets IX LLC,
8,650	Series 2016-1, Class A, 5.125%, 02/15/20 (e)	8,650
5,475	Series 2016-1, Class B, 6.250%, 02/15/20 (e)	5,475
2,640	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	2,662
	B2R Mortgage Trust,
5,290	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	5,236
3,912	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	3,942
2,971	Series 2016-1, Class A, 2.567%, 06/15/49 (e)	2,919
2,000	Series 2016-1, Class B, 3.870%, 06/15/49 (e)	2,002
2,192	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	2,154
103	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 1.148%, 04/25/36	100
821	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	813
2,236	CAM Mortgage Trust, Series 2016-2, Class A1, SUB, 3.250%, 06/15/57 (e)	2,221
4,017	Camillo Issuer LLC, Series 2016-SFR, Class 1A1, 5.000%, 12/05/23	4,017
	Chase Funding Trust,
1,557	Series 2002-3, Class 1A5, SUB, 5.907%, 06/25/32	1,527
686	Series 2003-4, Class 1A5, SUB, 5.321%, 05/25/33	704
554	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	566
47	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	47
	Citigroup Mortgage Loan Trust, Inc.,
72	Series 2003-HE3, Class A, VAR, 1.531%, 12/25/33	70
342	Series 2004-HE1, Class A, VAR, 1.108%, 09/25/33 (e)	337
	Colony American Finance Ltd., (Cayman Islands),
1,803	Series 2016-1, Class A, 2.544%, 06/15/48 (e)	1,770
2,159	Series 2016-2, Class A, 2.554%, 11/15/48 (e)	2,106

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	203

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	FirstKey Lending Trust,
5,558	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	5,529
1,442	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	1,435
132	FNMA REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	142
1,274	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	1,276
	Green Tree Agency Advance Funding Trust I,
4,460	Series 2015-T2, Class CT2, 4.178%, 10/15/48 (e)	4,426
1,554	Series 2016-T1, Class DT1, 4.058%, 10/15/48 (e)	1,543
	HERO Funding II, (Cayman Islands),
4,000	Series 2016-3B, Class B, 5.240%, 09/20/42 (e)	4,003
4,000	Series 2016-4B, Class B, 4.990%, 09/20/47 (e)	4,030
	HERO Funding Trust,
3,681	Series 2016-2A, Class A, 3.750%, 09/20/41 (e)	3,733
2,351	Series 2016-3A, Class A1, 3.080%, 09/20/42 (e)	2,317
2,195	Hero Residual Funding, (Cayman Islands), Series 2016-1R, Class A1, 4.500%, 09/21/42 (e)	2,173
146	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.978%, 03/25/36	136
	HSBC Home Equity Loan Trust USA,
73	Series 2007-1, Class AS, VAR, 0.981%, 03/20/36	72
287	Series 2007-3, Class APT, VAR, 1.981%, 11/20/36	287
	KGS-Alpha SBA COOF Trust,
3,812	Series 2012-3, Class A, IO, VAR, 1.357%, 09/25/26 (e)	67
19,694	Series 2012-4, Class A, IO, VAR, 1.061%, 09/25/37 (e)	603
	Long Beach Mortgage Loan Trust,
1,379	Series 2004-1, Class M1, VAR, 1.528%, 02/25/34	1,334
151	Series 2006-WL2, Class 2A3, VAR, 0.978%, 01/25/36	149
	LV Tower 52 Issuer,
4,400	Series 2013-1, Class A, 5.750%, 02/15/23 (e)	4,336
1,480	Series 2013-1, Class M, 7.750%, 02/15/23 (e)	1,442

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

99,651	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class IO, IO, 0.300%, 03/25/32	1,072
2,161	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,253
	Mid-State Capital Trust,
1,004	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,026
1,548	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	1,635
	Nationstar HECM Loan Trust,
437	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	437
1,964	Series 2015-2A, Class M1, 4.115%, 11/25/25 (e)	1,947
841	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	837
558	Series 2016-2A, Class A, 2.239%, 06/25/26 (e)	562
4,701	Series 2016-2A, Class M1, 3.598%, 06/25/26 (e)	4,783
1,608	Series 2016-3A, Class A, 2.013%, 08/25/26 (e)	1,619
498	Series 2016-3A, Class M1, 3.147%, 08/25/26 (e)	495
464	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.178%, 11/25/33	469
6,106	New Residential Advance Receivables Trust Advance, Series 2016-T2, Class DT2, 4.005%, 10/15/49 (e)	6,041
	NRPL Trust,
1,346	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	1,336
1,000	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	997
3,539	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	3,541
1,000	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	975
2,095	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class BT1, 3.294%, 06/15/49 (e)	2,057
	Ocwen Master Advance Receivables Trust,
3,668	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	3,666
609	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	609
1,250	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	1,254

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
3,600	Series 2016-T1, Class AT1, 2.521%, 08/17/48 (e)	3,578
1,522	Series 2016-T2, Class BT2, 3.265%, 08/16/49 (e)	1,519
3,025	Series 2016-T2, Class DT2, 4.446%, 08/16/49 (e)	2,982
	Progress Residential Trust,
7,232	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	7,204
1,761	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	1,749
3,745	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	3,724
6,000	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	5,977
2,070	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	2,065
5,864	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	5,894
2,000	Series 2015-SFR3, Class C, 4.327%, 11/12/32 (e)	2,045
2,093	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	2,151
4,350	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	4,542
1,488	Series 2016-SFR1, Class C, VAR, 3.272%, 09/17/33 (e)	1,507
4,098	Series 2016-SFR1, Class E, VAR, 4.622%, 09/17/33 (e)	4,174
	RAMP Trust,
7	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	8
272	Series 2004-RS11, Class M1, VAR, 1.708%, 11/25/34	272
436	Series 2006-RZ1, Class A3, VAR, 1.078%, 03/25/36	435
3,928	RCO Trust, Series 2016-SFR1, Class M1, VAR, 4.500%, 11/25/51 (e)	3,908
485	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	227
5,792	Rice Park Financing Trust, Series 2016-A, Class A, SUB, 4.625%, 10/31/41 (e)	5,778
217	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	219
93	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.451%, 01/25/36	71

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes,
2,138	Series 2015-T3, Class DT3, 4.430%, 07/15/47 (e)	2,151
3,159	Series 2016-T1, Class DT1, 3.880%, 11/16/48 (e)	3,148
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
332	Series 2002-AL1, Class A2, 3.450%, 02/25/32	331
778	Series 2002-AL1, Class A3, 3.450%, 02/25/32	771
563	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	563
1,247	Tricon American Homes Trust, Series 2016-SFR1, Class C, 3.487%, 11/17/33 (e)	1,221
	US Residential Opportunity Fund III Trust,
1,417	Series 2016-1III, Class A, SUB, 3.475%, 07/27/36 (e)	1,411
7,935	Series 2016-2III, Class A, SUB, 3.475%, 08/27/36 (e)	7,890
934	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	935
206	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	206
5,570	VOLT L LLC, Series 2016-NP10, Class A1, SUB, 3.500%, 09/25/46 (e)	5,543
5,768	VOLT LI LLC, Series 2016-NP11, Class A1, SUB, 3.500%, 10/25/46 (e)	5,738
2,449	VOLT LIII LLC, Series 2016-NP13, Class A1, SUB, 3.875%, 12/26/46 (e)	2,457
1,559	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.500%, 02/25/47 (e)	1,559
193	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	193
	VOLT XIX LLC,
358	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	359
400	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	396
1,101	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	1,108
1,143	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	1,148
4,956	VOLT XLVI LLC, Series 2016-NPL6, Class A1, SUB, 3.844%, 06/25/46 (e)	4,970
1,168	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	1,168
2,939	VOLT XLVIII LLC, Series 2016-NPL8, Class A1, SUB, 3.500%, 07/25/46 (e)	2,930

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	205

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	VOLT XXII LLC,
436	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	438
582	Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	569
795	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	796
4,324	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	4,323
921	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	909
1,434	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	1,432
977	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	980
782	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	783
1,377	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	1,380
4,420	VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	4,401
886	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	888
2,019	VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	2,028
	Westgate Resorts LLC,
181	Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	180
3,193	Series 2015-2A, Class A, 3.200%, 07/20/28 (e)	3,175
3,464	Series 2015-2A, Class B, 4.000%, 07/20/28 (e)	3,457
6,138	Series 2016-1A, Class B, 4.500%, 12/20/28 (e)	6,136

	Total Asset-Backed Securities (Cost $332,932)	334,742

Collateralized Mortgage Obligations — 33.4%
1,839	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	1,838
876	Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	874
2,000	Alexander, 03/25/32 (w)	2,001
	Alternative Loan Trust,
413	Series 2002-11, Class M, 6.500%, 10/25/32	410
1,304	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,296
18	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	19

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

735	Series 2005-1CB, Class 1A6, IF, IO, 6.322%, 03/25/35	140
3,820	Series 2005-20CB, Class 3A8, IF, IO, 3.972%, 07/25/35	509
2,838	Series 2005-22T1, Class A2, IF, IO, 4.292%, 06/25/35	386
125	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	99
5,185	Series 2005-37T1, Class A2, IF, IO, 4.272%, 09/25/35	730
4,854	Series 2005-54CB, Class 1A2, IF, IO, 4.072%, 11/25/35	537
24	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	24
814	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	753
534	Series 2005-57CB, Class 3A2, IF, IO, 4.322%, 12/25/35	68
405	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	384
465	Series 2005-86CB, Class A11, 5.500%, 02/25/36	402
931	Series 2005-J1, Class 1A4, IF, IO, 4.322%, 02/25/35	42
14,417	Series 2006-7CB, Class 1A2, IF, IO, 4.522%, 05/25/36	2,732
546	Series 2006-26CB, Class A9, 6.500%, 09/25/36	455
104	American General Mortgage Loan Trust, Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	107
	Angel Oak Mortgage Trust LLC,
685	Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	687
1,333	Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	1,334
	ASG Resecuritization Trust,
31	Series 2009-1, Class A60, VAR, 2.608%, 06/26/37 (e)	31
688	Series 2009-3, Class A65, VAR, 2.493%, 03/26/37 (e)	686
773	Series 2010-2, Class A60, VAR, 2.468%, 01/28/37 (e)	771
472	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	388
909	Series 2011-1, Class 3A50, VAR, 3.332%, 11/28/35 (e)	901
	Banc of America Alternative Loan Trust,
276	Series 2003-11, Class 2A1, 6.000%, 01/25/34	283

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
162	Series 2003-11, Class PO, PO, 01/25/34	128
339	Series 2004-1, Class 1A1, 6.000%, 02/25/34	360
31	Series 2004-1, Class 5A1, 5.500%, 02/25/19	31
1,495	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	310
1,316	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	264
	Banc of America Funding Trust,
109	Series 2004-1, Class PO, PO, 03/25/34	87
327	Series 2004-3, Class 1A1, 5.500%, 10/25/34	335
385	Series 2004-C, Class 1A1, VAR, 3.194%, 12/20/34	378
409	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	74
67	Series 2005-4, Class 30PO, PO, 08/25/35	56
290	Series 2005-6, Class 2A7, 5.500%, 10/25/35	278
32	Series 2005-7, Class 30PO, PO, 11/25/35	25
143	Series 2005-8, Class 30PO, PO, 01/25/36	105
809	Series 2005-E, Class 4A1, VAR, 3.113%, 03/20/35	814
242	Series 2010-R11A, Class 1A6, VAR, 4.959%, 08/26/35 (e)	242
	Banc of America Mortgage Trust,
502	Series 2003-A, Class 4A1, VAR, 3.622%, 02/25/33	500
154	Series 2003-C, Class 3A1, VAR, 3.181%, 04/25/33	156
707	Series 2003-E, Class 2A2, VAR, 3.277%, 06/25/33	706
493	Series 2003-J, Class 3A2, VAR, 3.248%, 11/25/33	493
191	Series 2004-3, Class 15IO, IO, VAR, 0.235%, 04/25/19	—	(h)
47	Series 2004-4, Class APO, PO, 05/25/34	39
2,192	Series 2004-5, Class 15IO, IO, VAR, 0.225%, 06/25/19	3
19	Series 2004-9, Class 3A1, 6.500%, 09/25/32	19
388	Series 2004-C, Class 2A2, VAR, 3.215%, 04/25/34	387
383	Series 2004-J, Class 3A1, VAR, 3.658%, 11/25/34	379
	BCAP LLC Trust,
268	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	275

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

17	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	17
183	Series 2009-RR14, Class 3A2, VAR, 2.932%, 08/26/35 (e)	182
25	Series 2010-RR5, Class 2A5, VAR, 5.402%, 04/26/37 (e)	25
75	Series 2010-RR7, Class 1A5, VAR, 3.193%, 04/26/35 (e)	75
2,612	Series 2010-RR7, Class 2A1, VAR, 2.734%, 07/26/45 (e)	2,599
262	Series 2010-RR8, Class 3A4, VAR, 3.095%, 05/26/35 (e)	261
109	Series 2010-RR12, Class 2A5, VAR, 3.266%, 01/26/36 (e)	109
38	Series 2010-RR12, Class 4A5, VAR, 3.230%, 10/26/36 (e)	38
96	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	96
476	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	478
11	Series 2011-RR5, Class 11A3, VAR, 0.906%, 05/28/36 (e)	11
268	Series 2012-RR1, Class 5A1, VAR, 9.874%, 07/26/37 (e)	274
430	Series 2012-RR3, Class 2A5, VAR, 2.469%, 05/26/37 (e)	430
170	Series 2012-RR4, Class 8A3, VAR, 1.011%, 06/26/47 (e)	169
1,761	Series 2012-RR10, Class 1A1, VAR, 1.008%, 02/26/37 (e)	1,725
265	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 1.278%, 03/25/35	260
	Bear Stearns ARM Trust,
235	Series 2003-4, Class 3A1, VAR, 3.134%, 07/25/33	235
158	Series 2003-7, Class 3A, VAR, 2.938%, 10/25/33	156
422	Series 2004-1, Class 12A1, VAR, 3.463%, 04/25/34	420
183	Series 2004-2, Class 14A, VAR, 3.434%, 05/25/34	181
747	Series 2005-5, Class A1, VAR, 2.580%, 08/25/35	756
1,153	Series 2006-1, Class A1, VAR, 2.910%, 02/25/36	1,148
515	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	530
65	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/33	59

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	207

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Chase Mortgage Finance Trust,
2,331	Series 2007-A1, Class 1A3, VAR, 3.249%, 02/25/37	2,313
205	Series 2007-A1, Class 2A1, VAR, 3.101%, 02/25/37	205
237	Series 2007-A1, Class 7A1, VAR, 3.128%, 02/25/37	238
654	Series 2007-A1, Class 9A1, VAR, 3.268%, 02/25/37	650
531	Series 2007-A2, Class 2A1, VAR, 3.193%, 07/25/37	531
	CHL Mortgage Pass-Through Trust,
247	Series 2004-3, Class A26, 5.500%, 04/25/34	248
46	Series 2004-3, Class PO, PO, 04/25/34	41
742	Series 2004-5, Class 1A4, 5.500%, 06/25/34	767
95	Series 2004-7, Class 2A1, VAR, 2.978%, 06/25/34	93
420	Series 2004-13, Class 1A4, 5.500%, 08/25/34	431
130	Series 2004-HYB1, Class 2A, VAR, 3.248%, 05/20/34	124
614	Series 2004-HYB3, Class 2A, VAR, 2.796%, 06/20/34	586
401	Series 2004-HYB6, Class A3, VAR, 3.094%, 11/20/34	386
46	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	47
208	Series 2005-16, Class A23, 5.500%, 09/25/35	195
1,103	Series 2005-22, Class 2A1, VAR, 3.167%, 11/25/35	939
2,898	Series 2007-4, Class 1A52, IF, IO, 4.622%, 05/25/37	475
59	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-6, Class APO, PO, 09/25/35	51
	Citigroup Global Markets Mortgage Securities VII, Inc.,
386	Series 2003-HYB1, Class A, VAR, 3.240%, 09/25/33	385
4	Series 2003-UP2, Class PO1, PO, 12/25/18	3
	Citigroup Mortgage Loan Trust,
584	Series 2008-AR4, Class 1A1A, VAR, 3.567%, 11/25/38 (e)	584
347	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	352
649	Series 2009-10, Class 1A1, VAR, 2.782%, 09/25/33 (e)	655

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

419	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	429
387	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	390
10	Series 2010-7, Class 10A1, VAR, 3.102%, 02/25/35 (e)	10
720	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58 (e)	698
	Citigroup Mortgage Loan Trust, Inc.,
100	Series 2003-1, Class 2A5, 5.250%, 10/25/33	102
68	Series 2003-1, Class PO3, PO, 09/25/33	61
11	Series 2003-1, Class WA2, 6.500%, 06/25/31	11
8	Series 2003-1, Class WPO2, PO, 06/25/31	7
18	Series 2003-UP3, Class A3, 7.000%, 09/25/33	19
45	Series 2003-UST1, Class A1, 5.500%, 12/25/18	45
8	Series 2003-UST1, Class PO1, PO, 12/25/18	8
2	Series 2003-UST1, Class PO3, PO, 12/25/18	2
241	Series 2004-UST1, Class A3, VAR, 2.927%, 08/25/34	242
182	Series 2004-UST1, Class A6, VAR, 2.873%, 08/25/34	176
203	Series 2005-1, Class 2A1A, VAR, 3.086%, 02/25/35	148
483	Series 2005-2, Class 2A11, 5.500%, 05/25/35	493
608	Series 2005-5, Class 1A2, VAR, 3.892%, 08/25/35	427
1,618	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 12/25/47 (d)	174
	Credit Suisse First Boston Mortgage Securities Corp.,
762	Series 2003-1, Class DB1, VAR, 6.732%, 02/25/33	775
245	Series 2003-21, Class 1A4, 5.250%, 09/25/33	251
835	Series 2003-27, Class 5A3, 5.250%, 11/25/33	846
422	Series 2003-27, Class 5A4, 5.250%, 11/25/33	427
438	Series 2003-29, Class 1A1, 6.500%, 12/25/33	463
298	Series 2003-29, Class 5A1, 7.000%, 12/25/33	316
550	Series 2003-AR15, Class 3A1, VAR, 3.263%, 06/25/33	548

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
370		Series 2004-4, Class 2A4, 5.500%, 09/25/34	385
176		Series 2004-5, Class 3A1, 5.250%, 08/25/19	178
453		Series 2004-8, Class 1A4, 5.500%, 12/25/34	473
1,094		Series 2004-AR2, Class 2A1, VAR, 3.427%, 03/25/34	1,110
1,295		Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	259
1,000		Series 2005-9, Class DX, IO, 5.500%, 10/25/35	37
182		Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	183
		CSMC,
4,728		Series 2010-11R, Class A6, VAR, 1.781%, 06/28/47 (e)	4,700
79		Series 2011-6R, Class 3A1, VAR, 3.522%, 07/28/36 (e)	79
368		Series 2011-16R, Class 7A3, VAR, 3.048%, 12/27/36 (e)	368
264		Series 2012-2R, Class 2A1, VAR, 2.873%, 03/27/47 (e)	264
163		Series 2012-3R, Class 1A1, VAR, 2.774%, 07/27/37 (e)	163
199		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.872%, 02/25/20	200
		FHLMC REMIC,
1		Series 22, Class C, 9.500%, 04/15/20	1
3		Series 23, Class F, 9.600%, 04/15/20	3
1		Series 30, Class D, 9.500%, 02/15/20	1
1		Series 47, Class F, 10.000%, 06/15/20	1
2		Series 77, Class H, 8.500%, 09/15/20	2
—	(h)	Series 81, Class A, 8.125%, 11/15/20	—	(h)
1		Series 84, Class F, 9.200%, 10/15/20	1
1		Series 99, Class Z, 9.500%, 01/15/21	1
—	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
—	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	—	(h)
—	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	—	(h)
—	(h)	Series 204, Class E, HB, IF, 1,735.366%, 05/15/23	1
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
1		Series 1065, Class J, 9.000%, 04/15/21	1

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

1		Series 1079, Class S, HB, IF, 31.382%, 05/15/21	2
—	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	—	(h)
1		Series 1084, Class F, VAR, 1.720%, 05/15/21	1
1		Series 1084, Class S, HB, IF, 41.760%, 05/15/21	1
2		Series 1133, Class H, 7.000%, 09/15/21	2
6		Series 1144, Class KB, 8.500%, 09/15/21	7
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,104.543%, 01/15/22	1
13		Series 1343, Class LA, 8.000%, 08/15/22	15
7		Series 1343, Class LB, 7.500%, 08/15/22	7
20		Series 1374, Class Z, 7.000%, 10/15/22	21
6		Series 1395, Class G, 6.000%, 10/15/22	6
49		Series 1401, Class J, 7.000%, 10/15/22	54
84		Series 1466, Class PZ, 7.500%, 02/15/23	94
2		Series 1470, Class F, VAR, 1.599%, 02/15/23	2
2		Series 1505, Class QB, IF, 18.970%, 05/15/23	3
23		Series 1518, Class G, IF, 8.362%, 05/15/23	26
13		Series 1526, Class L, 6.500%, 06/15/23	15
25		Series 1541, Class O, VAR, 1.780%, 07/15/23	25
237		Series 1552, Class IA, IF, 16.727%, 08/15/23	317
6		Series 1570, Class F, VAR, 2.099%, 08/15/23	7
16		Series 1570, Class SA, HB, IF, 24.300%, 08/15/23	23
65		Series 1578, Class K, 6.900%, 09/15/23	71
7		Series 1578, Class V, IO, 7.000%, 09/15/23	1
131		Series 1591, Class PV, 6.250%, 10/15/23	143
15		Series 1602, Class SA, HB, IF, 20.248%, 10/15/23	21
168		Series 1628, Class LZ, 6.500%, 12/15/23	182
170		Series 1638, Class H, 6.500%, 12/15/23	185
114		Series 1644, Class K, 6.750%, 12/15/23	124
202		Series 1658, Class GZ, 7.000%, 01/15/24	222
6		Series 1671, Class QC, IF, 10.000%, 02/15/24	8
96		Series 1677, Class Z, 7.500%, 07/15/23	108
5		Series 1686, Class SH, IF, 17.505%, 02/15/24	6

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	209

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
84	Series 1695, Class EB, 7.000%, 03/15/24	92
11	Series 1699, Class FC, VAR, 1.370%, 03/15/24	11
21	Series 1745, Class D, 7.500%, 08/15/24	24
302	Series 1760, Class ZD, VAR, 1.930%, 02/15/24	302
34	Series 1798, Class F, 5.000%, 05/15/23	37
2	Series 1807, Class G, 9.000%, 10/15/20	2
275	Series 1813, Class I, PO, 11/15/23	261
1,062	Series 1813, Class J, IF, IO, 5.250%, 11/15/23	102
54	Series 1829, Class ZB, 6.500%, 03/15/26	58
101	Series 1863, Class Z, 6.500%, 07/15/26	113
6	Series 1865, Class D, PO, 02/15/24	5
45	Series 1899, Class ZE, 8.000%, 09/15/26	52
40	Series 1963, Class Z, 7.500%, 01/15/27	46
14	Series 1985, Class PR, IO, 8.000%, 07/15/27	2
17	Series 1987, Class PE, 7.500%, 09/15/27	20
127	Series 2033, Class J, 5.600%, 06/15/23	136
7	Series 2033, Class SN, HB, IF, 28.740%, 03/15/24	3
10	Series 2038, Class PN, IO, 7.000%, 03/15/28	2
95	Series 2040, Class PE, 7.500%, 03/15/28	110
9	Series 2042, Class T, 7.000%, 03/15/28	11
33	Series 2060, Class Z, 6.500%, 05/15/28	38
76	Series 2061, Class DC, IO, 6.500%, 06/15/28	9
7,249	Series 2065, Class PX, IO, 0.750%, 08/17/27	148
204	Series 2075, Class PH, 6.500%, 08/15/28	223
33	Series 2086, Class GB, 6.000%, 09/15/28	37
15	Series 2089, Class PJ, IO, 7.000%, 10/15/28	2
138	Series 2110, Class PG, 6.000%, 01/15/29	158
189	Series 2111, Class SB, IF, IO, 6.730%, 01/15/29	30
50	Series 2125, Class JZ, 6.000%, 02/15/29	56
120	Series 2130, Class QS, 6.000%, 03/15/29	133
22	Series 2132, Class SB, HB, IF, 27.170%, 03/15/29	36
32	Series 2132, Class ZL, 6.500%, 03/15/29	36
5	Series 2141, Class IO, IO, 7.000%, 04/15/29	1
15	Series 2163, Class PC, IO, 7.500%, 06/15/29	2
31	Series 2178, Class PB, 7.000%, 08/15/29	35

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

49		Series 2201, Class C, 8.000%, 11/15/29	57
4		Series 2204, Class GB, VAR, 8.000%, 12/20/29	4
184		Series 2209, Class TC, 8.000%, 01/15/30	219
101		Series 2210, Class Z, 8.000%, 01/15/30	121
25		Series 2224, Class CB, 8.000%, 03/15/30	29
21		Series 2247, Class Z, 7.500%, 08/15/30	25
184		Series 2254, Class Z, 9.000%, 09/15/30	226
103		Series 2256, Class MC, 7.250%, 09/15/30	121
116		Series 2259, Class ZM, 7.000%, 10/15/30	135
137		Series 2271, Class PC, 7.250%, 12/15/30	159
55		Series 2283, Class K, 6.500%, 12/15/23	60
40		Series 2296, Class PD, 7.000%, 03/15/31	46
660		Series 2303, Class ZD, 7.000%, 04/15/31	768
297		Series 2303, Class ZN, 8.500%, 04/15/29	343
16		Series 2306, Class K, PO, 05/15/24	16
41		Series 2306, Class SE, IF, IO, 8.170%, 05/15/24	8
275		Series 2344, Class ZD, 6.500%, 08/15/31	321
28		Series 2344, Class ZJ, 6.500%, 08/15/31	32
19		Series 2345, Class NE, 6.500%, 08/15/31	22
25		Series 2347, Class VP, 6.500%, 03/15/20	26
102		Series 2359, Class ZB, 8.500%, 06/15/31	119
421		Series 2367, Class ZK, 6.000%, 10/15/31	475
8		Series 2368, Class AS, IF, 18.928%, 10/15/31	11
22		Series 2372, Class F, VAR, 1.270%, 10/15/31	22
22		Series 2383, Class FD, VAR, 1.270%, 11/15/31	22
35		Series 2388, Class UZ, 8.500%, 06/15/31	41
335		Series 2399, Class TH, 6.500%, 01/15/32	368
68		Series 2410, Class OE, 6.375%, 02/15/32	75
70		Series 2410, Class QS, IF, 17.498%, 02/15/32	106
53		Series 2410, Class QX, IF, IO, 7.880%, 02/15/32	13
84		Series 2423, Class MC, 7.000%, 03/15/32	98
103		Series 2423, Class MT, 7.000%, 03/15/32	119
—	(h)	Series 2425, Class OB, 6.000%, 03/15/17	—	(h)
1,089		Series 2431, Class F, VAR, 1.270%, 03/15/32	1,094
160		Series 2433, Class SA, IF, 18.928%, 02/15/32	239
110		Series 2434, Class TC, 7.000%, 04/15/32	126
174		Series 2436, Class MC, 7.000%, 04/15/32	198
61		Series 2444, Class ES, IF, IO, 7.180%, 03/15/32	15

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
73	Series 2450, Class GZ, 7.000%, 05/15/32	85
69	Series 2450, Class SW, IF, IO, 7.230%, 03/15/32	15
124	Series 2462, Class NB, 6.500%, 06/15/22	133
243	Series 2464, Class FE, VAR, 1.770%, 03/15/32	250
20	Series 2470, Class SL, IF, 9.000%, 01/15/27	21
755	Series 2494, Class SX, IF, IO, 6.230%, 02/15/32	127
239	Series 2513, Class ZC, 5.500%, 10/15/32	270
148	Series 2517, Class Z, 5.500%, 10/15/32	157
62	Series 2535, Class BK, 5.500%, 12/15/22	66
11	Series 2549, Class ZG, 5.000%, 01/15/18	12
1,342	Series 2552, Class FP, VAR, 1.770%, 01/15/33	1,374
875	Series 2557, Class HL, 5.300%, 01/15/33	958
40	Series 2571, Class SK, HB, IF, 31.179%, 09/15/23	64
253	Series 2586, Class WI, IO, 6.500%, 03/15/33	48
52	Series 2611, Class SQ, IF, 11.460%, 05/15/33	62
40	Series 2611, Class UH, 4.500%, 05/15/18	41
55	Series 2626, Class NS, IF, IO, 5.780%, 06/15/23	2
42	Series 2631, Class SA, IF, 13.438%, 06/15/33	55
58	Series 2637, Class SA, IF, IO, 5.330%, 06/15/18	1
154	Series 2641, Class WI, IO, 5.000%, 01/15/33	4
45	Series 2650, Class PO, PO, 12/15/32	45
177	Series 2650, Class SO, PO, 12/15/32	173
77	Series 2671, Class S, IF, 13.347%, 09/15/33	99
118	Series 2692, Class SC, IF, 11.747%, 07/15/33	144
47	Series 2694, Class BA, 4.000%, 06/15/31	49
304	Series 2720, Class PC, 5.000%, 12/15/23	327
1,731	Series 2722, Class PF, VAR, 1.370%, 12/15/33	1,742
247	Series 2725, Class SC, IF, 7.905%, 11/15/33	259
48	Series 2744, Class TU, 5.500%, 05/15/32	48
88	Series 2756, Class NA, 5.000%, 02/15/24	94
247	Series 2802, Class ZY, 6.000%, 05/15/34	267
90	Series 2835, Class QO, PO, 12/15/32	80
22	Series 2877, Class KO, PO, 03/15/19	21

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

362	Series 2934, Class EC, PO, 02/15/20	351
377	Series 2934, Class HI, IO, 5.000%, 02/15/20	19
205	Series 2934, Class KI, IO, 5.000%, 02/15/20	10
51	Series 2945, Class SA, IF, 10.908%, 03/15/20	53
9,150	Series 2949, Class YZ, 5.500%, 03/15/35	10,071
104	Series 2967, Class JI, IO, 5.000%, 04/15/20	6
63	Series 2967, Class S, HB, IF, 29.590%, 04/15/25	89
8	Series 2989, Class PO, PO, 06/15/23	8
123	Series 2990, Class SL, HB, IF, 21.670%, 06/15/34	162
10	Series 2990, Class WP, IF, 15.041%, 06/15/35	12
307	Series 2994, Class FC, VAR, 1.170%, 02/15/33	307
115	Series 3022, Class SX, IF, 14.950%, 08/15/25	138
1,384	Series 3035, Class Z, 5.850%, 09/15/35	1,457
172	Series 3068, Class QB, 4.500%, 06/15/20	175
308	Series 3077, Class TO, PO, 04/15/35	275
223	Series 3117, Class EO, PO, 02/15/36	196
345	Series 3117, Class OG, PO, 02/15/36	319
225	Series 3117, Class OK, PO, 02/15/36	189
59	Series 3122, Class OH, PO, 03/15/36	54
21	Series 3122, Class ZB, 6.000%, 03/15/36	25
37	Series 3134, Class PO, PO, 03/15/36	33
1,373	Series 3137, Class XP, 6.000%, 04/15/36	1,569
151	Series 3138, Class PO, PO, 04/15/36	131
439	Series 3143, Class BC, 5.500%, 02/15/36	484
61	Series 3149, Class SO, PO, 05/15/36	49
327	Series 3151, Class PO, PO, 05/15/36	303
408	Series 3152, Class MO, PO, 03/15/36	358
206	Series 3153, Class EO, PO, 05/15/36	177
248	Series 3171, Class MO, PO, 06/15/36	229
151	Series 3179, Class OA, PO, 07/15/36	135
107	Series 3194, Class SA, IF, IO, 6.330%, 07/15/36	14
277	Series 3200, Class PO, PO, 08/15/36	248
370	Series 3210, Class PO, PO, 05/15/36	353
214	Series 3219, Class DI, IO, 6.000%, 04/15/36	44
228	Series 3232, Class ST, IF, IO, 5.930%, 10/15/36	38
441	Series 3237, Class AO, PO, 11/15/36	405
80	Series 3253, Class PO, PO, 12/15/21	79

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	211

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
201	Series 3260, Class CS, IF, IO, 5.370%, 01/15/37	32
68	Series 3262, Class SG, IF, IO, 5.630%, 01/15/37	8
82	Series 3274, Class JO, PO, 02/15/37	74
132	Series 3274, Class MO, PO, 02/15/37	119
69	Series 3275, Class FL, VAR, 1.210%, 02/15/37	69
1,973	Series 3282, Class YD, 5.500%, 02/15/22	2,099
50	Series 3288, Class GS, IF, 2.260%, 03/15/37	50
458	Series 3290, Class SB, IF, IO, 5.680%, 03/15/37	67
127	Series 3305, Class MB, IF, 3.250%, 07/15/34	134
77	Series 3316, Class JO, PO, 05/15/37	70
2,495	Series 3318, Class BT, IF, 7.000%, 05/15/34	2,709
1,620	Series 3322, Class NS, IF, 7.000%, 05/15/37	1,742
88	Series 3371, Class FA, VAR, 1.370%, 09/15/37	88
276	Series 3373, Class TO, PO, 04/15/37	254
324	Series 3385, Class SN, IF, IO, 5.230%, 11/15/37	36
374	Series 3387, Class SA, IF, IO, 5.650%, 11/15/37	53
271	Series 3393, Class JO, PO, 09/15/32	242
536	Series 3404, Class SC, IF, IO, 5.230%, 01/15/38	65
2,084	Series 3422, Class AI, SUB, 0.250%, 01/15/38	22
97	Series 3422, Class LI, IO, 5.000%, 02/15/23	3
185	Series 3451, Class SA, IF, IO, 5.280%, 05/15/38	28
260	Series 3461, Class LZ, 6.000%, 06/15/38	291
795	Series 3481, Class SJ, IF, IO, 5.080%, 08/15/38	62
142	Series 3511, Class IO, IO, 5.000%, 12/15/21	7
184	Series 3511, Class SA, IF, IO, 5.230%, 02/15/39	29
573	Series 3531, Class SA, IF, IO, 5.530%, 05/15/39	55
966	Series 3537, Class MI, IO, 5.000%, 06/15/38	153
140	Series 3546, Class A, VAR, 2.608%, 02/15/39	143
187	Series 3549, Class FA, VAR, 1.970%, 07/15/39	191

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

840	Series 3572, Class JS, IF, IO, 6.030%, 09/15/39	122
314	Series 3604, Class PO, PO, 05/15/36	287
324	Series 3607, Class AO, PO, 04/15/36	294
324	Series 3607, Class BO, PO, 04/15/36	294
756	Series 3607, Class PO, PO, 05/15/37	672
377	Series 3611, Class PO, PO, 07/15/34	344
1,700	Series 3614, Class QB, 4.000%, 12/15/24	1,830
385	Series 3621, Class BO, PO, 01/15/40	347
512	Series 3621, Class PO, PO, 01/15/40	459
507	Series 3623, Class LO, PO, 01/15/40	455
1,343	Series 3632, Class BS, IF, 14.933%, 02/15/40	1,736
5,900	Series 3659, Class VG, 5.000%, 09/15/34	6,423
261	Series 3688, Class CU, VAR, 6.771%, 11/15/21	271
1,549	Series 3688, Class NI, IO, 5.000%, 04/15/32	89
1,947	Series 3704, Class DT, 7.500%, 11/15/36	2,286
1,395	Series 3704, Class ET, 7.500%, 12/15/36	1,672
2,579	Series 3714, Class IP, IO, 5.000%, 08/15/40	420
68	Series 3739, Class LI, IO, 4.000%, 03/15/34	—	(h)
1,441	Series 3740, Class SC, IF, IO, 5.230%, 10/15/40	210
2,373	Series 3747, Class CY, 4.500%, 10/15/40	2,642
1,500	Series 3747, Class PY, 4.000%, 10/15/40	1,604
3,168	Series 3753, Class PO, PO, 11/15/40	2,593
1,115	Series 3759, Class HI, IO, 4.000%, 08/15/37	63
597	Series 3760, Class GI, IO, 4.000%, 10/15/37	24
1,500	Series 3770, Class PY, 5.000%, 12/15/40	1,716
382	Series 3789, Class EZ, 4.000%, 11/15/40	378
1,585	Series 3795, Class EI, IO, 5.000%, 10/15/39	249
262	Series 3852, Class QN, IF, 5.500%, 05/15/41	273
487	Series 3852, Class TP, IF, 5.500%, 05/15/41	528
2,665	Series 3860, Class PZ, 5.000%, 05/15/41	3,121
449	Series 3895, Class WA, VAR, 5.707%, 10/15/38	504
2,001	Series 3966, Class BF, VAR, 1.270%, 10/15/40	2,012
3,230	Series 3966, Class NA, 4.000%, 12/15/41	3,432
1,887	Series 3998, Class GF, VAR, 1.220%, 05/15/36	1,894
1,000	Series 4015, Class MY, 3.500%, 03/15/42	1,018

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
3,377		Series 4048, Class FJ, VAR, 1.180%, 07/15/37	3,319
497		Series 4126, Class JB, 2.500%, 11/15/42	462
1,000		Series 4177, Class MQ, 2.500%, 03/15/43	916
2,689		Series 4280, Class EO, PO, 12/15/43	2,256
2,806		Series 4281, Class OB, PO, 12/15/43	2,285
4,106		Series 4580, Class PT, VAR, 7.098%, 08/15/39	4,665
		FHLMC STRIPS,
—	(h)	Series 1, Class B, IO, 8.000%, 10/15/18	—
—	(h)	Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
3		Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
959		Series 191, Class IO, IO, 8.000%, 01/01/28	230
377		Series 197, Class PO, PO, 04/01/28	322
476		Series 233, Class 11, IO, 5.000%, 09/15/35	84
274		Series 233, Class 12, IO, 5.000%, 09/15/35	50
641		Series 233, Class 13, IO, 5.000%, 09/15/35	120
908		Series 239, Class S30, IF, IO, 6.930%, 08/15/36	169
129		Series 243, Class 16, IO, 4.500%, 11/15/20	5
228		Series 243, Class 17, IO, 4.500%, 12/15/20	10
23,679		Series 262, Class 35, 3.500%, 07/15/42	24,099
1,323		Series 299, Class 300, 3.000%, 01/15/43	1,327
2,865		Series 310, Class PO, PO, 09/15/43	2,231
		FHLMC Structured Pass-Through Securities Certificates,
256		Series T-41, Class 3A, VAR, 5.765%, 07/25/32	280
918		Series T-42, Class A5, 7.500%, 02/25/42	1,072
57		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	66
68		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	82
1,547		Series T-54, Class 2A, 6.500%, 02/25/43	1,822
735		Series T-54, Class 3A, 7.000%, 02/25/43	885
1,372		Series T-56, Class A5, 5.231%, 05/25/43	1,550
125		Series T-58, Class APO, PO, 09/25/43	104
122		Series T-59, Class 1AP, PO, 10/25/43	98
1,713		Series T-62, Class 1A1, VAR, 1.796%, 10/25/44	1,729
3,593		Series T-76, Class 2A, VAR, 1.706%, 10/25/37	3,653
		FHLMC, Multifamily Structured Pass-Through Certificates,
2,557		Series K029, Class A2, VAR, 3.320%, 02/25/23	2,679
4,000		Series K037, Class A2, 3.490%, 01/25/24	4,218

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

857		Series K038, Class A2, 3.389%, 03/25/24	899
4,086		Series KF12, Class A, VAR, 1.478%, 09/25/22	4,084
545		Series KJ02, Class A2, 2.597%, 09/25/20	553
4,358		Series KJ07, Class A2, 2.312%, 12/25/22	4,278
2,381		Series KJ08, Class A2, 2.356%, 08/25/22	2,376
2,069		Series KJ09, Class A2, 2.838%, 09/25/22	2,106
5,000		Series KPLB, Class A, 2.770%, 05/25/25	4,926
2,000		Series KS01, Class A2, 2.522%, 01/25/23	1,994
		First Horizon Alternative Mortgage Securities Trust,
674		Series 2004-AA4, Class A1, VAR, 2.848%, 10/25/34	662
376		Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	319
5,447		Series 2007-FA4, Class 1A2, IF, IO, 4.872%, 08/25/37	1,027
		First Horizon Mortgage Pass-Through Trust,
158		Series 2004-AR2, Class 2A1, VAR, 3.095%, 05/25/34	156
264		Series 2004-AR7, Class 2A2, VAR, 2.944%, 02/25/35	263
430		Series 2005-AR1, Class 2A2, VAR, 3.061%, 04/25/35	430
		FNMA Grantor Trust,
565		Series 2001-T7, Class A1, 7.500%, 02/25/41	662
24		Series 2001-T10, Class PO, PO, 12/25/41	22
442		Series 2001-T12, Class A2, 7.500%, 08/25/41	522
243		Series 2002-T4, Class A2, 7.000%, 12/25/41	280
600		Series 2002-T4, Class A3, 7.500%, 12/25/41	677
195		Series 2002-T16, Class A2, 7.000%, 07/25/42	235
386		Series 2002-T19, Class A2, 7.000%, 07/25/42	439
473		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	537
358		Series 2004-T3, Class PT1, VAR, 9.210%, 01/25/44	426
		FNMA REMIC,
5		Series 1988-7, Class Z, 9.250%, 04/25/18	5
—	(h)	Series 1988-11, Class D, PO, 05/25/18	—	(h)
18		Series 1988-21, Class G, 9.500%, 08/25/18	18
2		Series 1989-27, Class Y, 6.900%, 06/25/19	2
2		Series 1989-70, Class G, 8.000%, 10/25/19	2
1		Series 1989-78, Class H, 9.400%, 11/25/19	1

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	213

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
11		Series 1990-102, Class J, 6.500%, 08/25/20	12
1		Series 1990-134, Class SC, HB, IF, 20.432%, 11/25/20	1
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
21		Series 1991-44, Class G, 8.500%, 05/25/21	23
—	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	—	(h)
3		Series 1992-101, Class J, 7.500%, 06/25/22	3
69		Series 1993-25, Class J, 7.500%, 03/25/23	77
32		Series 1993-27, Class S, IF, 8.584%, 02/25/23	37
13		Series 1993-31, Class K, 7.500%, 03/25/23	14
136		Series 1993-54, Class Z, 7.000%, 04/25/23	148
7		Series 1993-62, Class SA, IF, 19.136%, 04/25/23	10
7		Series 1993-97, Class FA, VAR, 2.028%, 05/25/23	7
1		Series 1993-108, Class D, PO, 02/25/23	1
18		Series 1993-162, Class F, VAR, 1.728%, 08/25/23	18
3		Series 1993-165, Class SD, IF, 13.586%, 09/25/23	4
29		Series 1993-179, Class SB, HB, IF, 27.129%, 10/25/23	43
6		Series 1993-228, Class G, PO, 09/25/23	5
5		Series 1993-230, Class FA, VAR, 1.378%, 12/25/23	5
394		Series 1994-26, Class J, PO, 01/25/24	374
41		Series 1994-37, Class L, 6.500%, 03/25/24	45
14		Series 1995-2, Class Z, 8.500%, 01/25/25	17
91		Series 1996-14, Class SE, IF, IO, 8.270%, 08/25/23	17
4		Series 1996-59, Class J, 6.500%, 08/25/22	4
23		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	1
10		Series 1997-24, Class Z, 8.000%, 04/18/27	12
9		Series 1997-27, Class J, 7.500%, 04/18/27	11
227		Series 1997-46, Class Z, 7.500%, 06/17/27	255
8		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	1

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

532		Series 1998-30, Class ZA, 6.500%, 05/20/28	593
83		Series 1998-36, Class ZB, 6.000%, 07/18/28	94
57		Series 1998-43, Class SA, IF, IO, 17.003%, 04/25/23	19
29		Series 1999-57, Class Z, 7.500%, 12/25/19	31
60		Series 1999-62, Class PB, 7.500%, 12/18/29	69
177		Series 2000-18, Class EC, PO, 10/25/23	168
9		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	2
452		Series 2001-4, Class ZA, 6.500%, 03/25/31	524
47		Series 2001-7, Class PF, 7.000%, 03/25/31	55
56		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	13
82		Series 2001-36, Class DE, 7.000%, 08/25/31	94
210		Series 2001-38, Class FB, VAR, 1.278%, 08/25/31	211
36		Series 2001-44, Class PD, 7.000%, 09/25/31	42
78		Series 2001-44, Class PU, 7.000%, 09/25/31	91
113		Series 2001-49, Class LZ, 8.500%, 07/25/31	130
426		Series 2001-53, Class FX, VAR, 1.128%, 10/25/31	426
224		Series 2001-61, Class Z, 7.000%, 11/25/31	261
27		Series 2001-72, Class SX, IF, 15.653%, 12/25/31	37
23		Series 2002-1, Class SA, HB, IF, 22.658%, 02/25/32	38
41		Series 2002-1, Class UD, HB, IF, 21.776%, 12/25/23	57
154		Series 2002-7, Class FD, VAR, 1.478%, 04/25/29	157
315		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	17
17		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	22
—	(h)	Series 2002-19, Class PE, 6.000%, 04/25/17	—	(h)
395		Series 2002-30, Class Z, 6.000%, 05/25/32	451
25		Series 2002-37, Class Z, 6.500%, 06/25/32	29
830		Series 2002-50, Class ZA, 6.000%, 05/25/31	893
520		Series 2002-60, Class FA, VAR, 1.528%, 02/25/31	530

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
520	Series 2002-60, Class FB, VAR, 1.528%, 02/25/31	530
16	Series 2002-62, Class ZE, 5.500%, 11/25/17	16
9	Series 2002-63, Class KC, 5.000%, 10/25/17	9
5	Series 2002-63, Class LB, 5.500%, 10/25/17	5
63	Series 2002-77, Class S, IF, 13.056%, 12/25/32	75
1,011	Series 2003-2, Class F, VAR, 1.528%, 02/25/33	1,031
326	Series 2003-7, Class A1, 6.500%, 12/25/42	372
618	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	90
740	Series 2003-22, Class UD, 4.000%, 04/25/33	779
178	Series 2003-26, Class XS, IF, IO, 6.272%, 03/25/23	8
890	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	230
41	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	10
1,097	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	258
23	Series 2003-52, Class SX, HB, IF, 20.615%, 10/25/31	33
425	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	80
27	Series 2003-74, Class SH, IF, 8.769%, 08/25/33	32
32	Series 2003-80, Class SY, IF, IO, 6.872%, 06/25/23	—	(h)
391	Series 2003-86, Class ZA, 5.500%, 09/25/33	435
65	Series 2003-91, Class SD, IF, 11.203%, 09/25/33	77
2,460	Series 2003-105, Class AZ, 5.500%, 10/25/33	2,742
2	Series 2003-106, Class PO, PO, 08/25/17	2
476	Series 2003-116, Class SB, IF, IO, 6.822%, 11/25/33	94
2,517	Series 2003-122, Class ZJ, 6.000%, 12/25/33	2,920
44	Series 2003-130, Class SX, IF, 10.352%, 01/25/34	52
65	Series 2003-131, Class SK, IF, 14.643%, 01/25/34	79
58	Series 2003-132, Class OA, PO, 08/25/33	54

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

121	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	14
398	Series 2004-4, Class QI, IF, IO, 6.322%, 06/25/33	34
99	Series 2004-4, Class QM, IF, 12.643%, 06/25/33	112
152	Series 2004-10, Class SC, HB, IF, 25.487%, 02/25/34	175
610	Series 2004-17, Class H, 5.500%, 04/25/34	673
234	Series 2004-25, Class SA, IF, 17.385%, 04/25/34	323
815	Series 2004-28, Class PF, VAR, 1.178%, 03/25/34	816
298	Series 2004-36, Class SA, IF, 17.385%, 05/25/34	434
48	Series 2004-36, Class SN, IF, 12.643%, 07/25/33	52
326	Series 2004-46, Class EP, PO, 03/25/34	298
146	Series 2004-46, Class QB, HB, IF, 20.887%, 05/25/34	221
101	Series 2004-46, Class SK, IF, 14.360%, 05/25/34	124
3,217	Series 2004-50, Class VZ, 5.500%, 07/25/34	3,527
40	Series 2004-51, Class SY, IF, 12.683%, 07/25/34	52
252	Series 2004-53, Class NC, 5.500%, 07/25/24	270
133	Series 2004-59, Class BG, PO, 12/25/32	120
2,187	Series 2004-61, Class FH, VAR, 1.578%, 11/25/32	2,241
87	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	102
350	Series 2004-87, Class F, VAR, 1.528%, 01/25/34	357
948	Series 2005-7, Class LO, PO, 02/25/35	860
174	Series 2005-13, Class FL, VAR, 1.178%, 03/25/35	174
142	Series 2005-15, Class MO, PO, 03/25/35	132
15,500	Series 2005-19, Class PB, 5.500%, 03/25/35	18,026
17	Series 2005-52, Class PA, 6.500%, 06/25/35	18
622	Series 2005-56, Class S, IF, IO, 5.932%, 07/25/35	109
192	Series 2005-66, Class SG, IF, 15.429%, 07/25/35	260
696	Series 2005-66, Class SV, IF, IO, 5.972%, 07/25/35	102

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	215

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
279	Series 2005-67, Class HG, 5.500%, 01/25/35	292
605	Series 2005-68, Class PG, 5.500%, 08/25/35	671
159	Series 2005-73, Class PS, IF, 14.754%, 08/25/35	206
524	Series 2005-74, Class SK, IF, 17.990%, 05/25/35	691
400	Series 2005-84, Class XM, 5.750%, 10/25/35	444
120	Series 2005-90, Class AO, PO, 10/25/35	113
616	Series 2005-90, Class ES, IF, 14.929%, 10/25/35	773
342	Series 2005-90, Class PO, PO, 09/25/35	323
455	Series 2005-103, Class SC, IF, 9.815%, 07/25/35	532
399	Series 2005-106, Class US, HB, IF, 21.713%, 11/25/35	599
2,994	Series 2006-8, Class WN, IF, IO, 5.922%, 03/25/36	598
816	Series 2006-8, Class WQ, PO, 03/25/36	716
49	Series 2006-15, Class OT, PO, 01/25/36	48
404	Series 2006-16, Class HZ, 5.500%, 03/25/36	431
172	Series 2006-23, Class KO, PO, 04/25/36	157
423	Series 2006-27, Class OH, PO, 04/25/36	391
361	Series 2006-44, Class GO, PO, 06/25/36	326
884	Series 2006-44, Class P, PO, 12/25/33	803
198	Series 2006-50, Class JO, PO, 06/25/36	181
300	Series 2006-50, Class PS, PO, 06/25/36	272
559	Series 2006-53, Class US, IF, IO, 5.802%, 06/25/36	87
1,064	Series 2006-56, Class FT, VAR, 1.528%, 07/25/36	1,166
122	Series 2006-58, Class AP, PO, 07/25/36	112
369	Series 2006-58, Class PO, PO, 07/25/36	337
117	Series 2006-59, Class QO, PO, 01/25/33	115
157	Series 2006-60, Class DO, PO, 04/25/35	153
496	Series 2006-63, Class ZH, 6.500%, 07/25/36	577
145	Series 2006-65, Class QO, PO, 07/25/36	128
260	Series 2006-72, Class GO, PO, 08/25/36	236
131	Series 2006-72, Class HO, PO, 08/25/26	122
172	Series 2006-72, Class TO, PO, 08/25/36	159
1,678	Series 2006-77, Class PC, 6.500%, 08/25/36	1,901
351	Series 2006-78, Class BZ, 6.500%, 08/25/36	392

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

239	Series 2006-79, Class DO, PO, 08/25/36	216
297	Series 2006-86, Class OB, PO, 09/25/36	272
295	Series 2006-90, Class AO, PO, 09/25/36	270
1,536	Series 2006-94, Class GI, IF, IO, 5.872%, 10/25/26	207
64	Series 2006-94, Class GK, HB, IF, 29.358%, 10/25/26	99
1,721	Series 2006-105, Class ME, 5.500%, 11/25/36	1,902
182	Series 2006-110, Class PO, PO, 11/25/36	166
99	Series 2006-111, Class EO, PO, 11/25/36	88
200	Series 2006-113, Class PO, PO, 07/25/36	193
356	Series 2006-115, Class OK, PO, 12/25/36	315
455	Series 2006-117, Class GS, IF, IO, 5.872%, 12/25/36	70
251	Series 2006-118, Class A2, VAR, 0.838%, 12/25/36	246
100	Series 2006-119, Class PO, PO, 12/25/36	91
643	Series 2006-120, Class IO, IO, 6.500%, 12/25/36	135
409	Series 2006-120, Class PF, VAR, 1.028%, 12/25/36	407
636	Series 2006-126, Class AO, PO, 01/25/37	584
597	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	97
33	Series 2007-1, Class SD, HB, IF, 34.330%, 02/25/37	75
254	Series 2007-7, Class SG, IF, IO, 5.722%, 08/25/36	71
941	Series 2007-14, Class ES, IF, IO, 5.662%, 03/25/37	159
215	Series 2007-14, Class OP, PO, 03/25/37	193
92	Series 2007-15, Class NO, PO, 03/25/22	89
166	Series 2007-16, Class FC, VAR, 1.528%, 03/25/37	169
971	Series 2007-18, Class MZ, 6.000%, 03/25/37	1,056
179	Series 2007-22, Class SC, IF, IO, 5.302%, 03/25/37	23
77	Series 2007-39, Class EF, VAR, 1.028%, 05/25/37	76
2,609	Series 2007-46, Class ZK, 5.500%, 05/25/37	2,703
335	Series 2007-54, Class FA, VAR, 1.178%, 06/25/37	335
1,027	Series 2007-54, Class WI, IF, IO, 5.322%, 06/25/37	160
660	Series 2007-60, Class AX, IF, IO, 6.372%, 07/25/37	132

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
358	Series 2007-64, Class FB, VAR, 1.148%, 07/25/37	359
574	Series 2007-65, Class KI, IF, IO, 5.842%, 07/25/37	79
1,852	Series 2007-72, Class EK, IF, IO, 5.622%, 07/25/37	303
1,052	Series 2007-76, Class ZG, 6.000%, 08/25/37	1,158
282	Series 2007-78, Class CB, 6.000%, 08/25/37	314
64	Series 2007-79, Class SB, HB, IF, 21.163%, 08/25/37	92
282	Series 2007-88, Class VI, IF, IO, 5.762%, 09/25/37	48
954	Series 2007-91, Class ES, IF, IO, 5.682%, 10/25/37	116
910	Series 2007-100, Class SM, IF, IO, 5.672%, 10/25/37	154
839	Series 2007-101, Class A2, VAR, 1.028%, 06/27/36	818
169	Series 2007-106, Class A7, VAR, 6.179%, 10/25/37	187
1,703	Series 2007-112, Class SA, IF, IO, 5.672%, 12/25/37	310
285	Series 2007-114, Class A6, VAR, 0.978%, 10/27/37	285
2,275	Series 2007-116, Class HI, IO, VAR, 1.545%, 01/25/38	130
715	Series 2008-1, Class BI, IF, IO, 5.132%, 02/25/38	107
240	Series 2008-10, Class XI, IF, IO, 5.452%, 03/25/38	31
1,164	Series 2008-12, Class CO, PO, 03/25/38	1,021
367	Series 2008-16, Class IS, IF, IO, 5.422%, 03/25/38	52
126	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	3
516	Series 2008-20, Class SA, IF, IO, 6.212%, 03/25/38	88
178	Series 2008-27, Class SN, IF, IO, 6.122%, 04/25/38	27
114	Series 2008-32, Class SA, IF, IO, 6.072%, 04/25/38	15
35	Series 2008-44, Class PO, PO, 05/25/38	32
372	Series 2008-47, Class SI, IF, IO, 5.722%, 06/25/23	28
269	Series 2008-53, Class CI, IF, IO, 6.422%, 07/25/38	42
111	Series 2008-76, Class GF, VAR, 1.428%, 09/25/23	111

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

71	Series 2008-80, Class GP, 6.250%, 09/25/38	79
526	Series 2008-80, Class SA, IF, IO, 5.072%, 09/25/38	67
251	Series 2008-81, Class SB, IF, IO, 5.072%, 09/25/38	35
81	Series 2009-4, Class BD, 4.500%, 02/25/39	85
258	Series 2009-6, Class GS, IF, IO, 5.772%, 02/25/39	51
384	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	21
190	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	6
535	Series 2009-17, Class QS, IF, IO, 5.872%, 03/25/39	83
1,760	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	319
92	Series 2009-47, Class MT, 7.000%, 07/25/39	101
656	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	113
408	Series 2009-62, Class HJ, 6.000%, 05/25/39	450
68	Series 2009-63, Class P, 5.000%, 03/25/37	73
232	Series 2009-69, Class PO, PO, 09/25/39	212
70	Series 2009-79, Class UA, 7.000%, 03/25/38	79
341	Series 2009-84, Class WS, IF, IO, 5.122%, 10/25/39	42
423	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	75
992	Series 2009-86, Class OT, PO, 10/25/37	878
491	Series 2009-92, Class AD, 6.000%, 11/25/39	545
216	Series 2009-99, Class SC, IF, IO, 5.402%, 12/25/39	29
716	Series 2009-99, Class WA, VAR, 6.300%, 12/25/39	812
2,709	Series 2009-103, Class MB, VAR, 2.994%, 12/25/39	2,888
556	Series 2009-112, Class ST, IF, IO, 5.472%, 01/25/40	89
406	Series 2009-113, Class FB, VAR, 1.328%, 01/25/40	408
1,911	Series 2010-1, Class WA, VAR, 6.196%, 02/25/40	2,187
1,394	Series 2010-16, Class WA, VAR, 6.443%, 03/25/40	1,612
2,714	Series 2010-16, Class WB, VAR, 6.230%, 03/25/40	3,105

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	217

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
490	Series 2010-23, Class KS, IF, IO, 6.322%, 02/25/40	62
567	Series 2010-35, Class SB, IF, IO, 5.642%, 04/25/40	70
298	Series 2010-39, Class OT, PO, 10/25/35	271
541	Series 2010-40, Class FJ, VAR, 1.378%, 04/25/40	545
219	Series 2010-42, Class S, IF, IO, 5.622%, 05/25/40	34
884	Series 2010-43, Class FD, VAR, 1.378%, 05/25/40	892
802	Series 2010-49, Class SC, IF, 11.103%, 03/25/40	951
604	Series 2010-61, Class WA, VAR, 5.949%, 06/25/40	683
2,372	Series 2010-68, Class SA, IF, IO, 4.222%, 07/25/40	263
1,085	Series 2010-103, Class ME, 4.000%, 09/25/40	1,129
1,495	Series 2010-103, Class SB, IF, IO, 5.322%, 11/25/49	198
2,000	Series 2010-111, Class AM, 5.500%, 10/25/40	2,259
194	Series 2010-123, Class FL, VAR, 1.208%, 11/25/40	194
2,432	Series 2010-125, Class SA, IF, IO, 3.662%, 11/25/40	202
2,721	Series 2010-130, Class CY, 4.500%, 11/25/40	3,009
4,134	Series 2010-147, Class SA, IF, IO, 5.752%, 01/25/41	869
377	Series 2010-148, Class MA, 4.000%, 02/25/39	386
382	Series 2011-2, Class WA, VAR, 5.816%, 02/25/51	417
1,674	Series 2011-20, Class MW, 5.000%, 03/25/41	1,902
4,587	Series 2011-21, Class CV, 4.500%, 09/25/26	4,724
2,410	Series 2011-30, Class LS, IO, VAR, 1.794%, 04/25/41	160
2,394	Series 2011-39, Class ZA, 6.000%, 11/25/32	2,707
535	Series 2011-43, Class WA, VAR, 5.807%, 05/25/51	600
1,346	Series 2011-47, Class ZA, 5.500%, 07/25/38	1,473
738	Series 2011-56, Class VA, 5.000%, 09/25/40	742

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

1,361		Series 2011-58, Class WA, VAR, 5.450%, 07/25/51	1,501
362		Series 2011-75, Class FA, VAR, 1.328%, 08/25/41	366
2,023		Series 2011-118, Class LB, 7.000%, 11/25/41	2,374
3,574		Series 2011-118, Class MT, 7.000%, 11/25/41	4,194
3,470		Series 2011-118, Class NT, 7.000%, 11/25/41	4,084
1,426		Series 2012-21, Class WA, VAR, 5.626%, 03/25/52	1,583
1,733		Series 2012-58, Class FA, VAR, 1.278%, 03/25/39	1,738
2,563		Series 2012-99, Class BY, 2.500%, 09/25/42	2,276
636		Series 2013-2, Class LZ, 3.000%, 02/25/43	593
5,363		Series 2013-4, Class AJ, 3.500%, 02/25/43	5,545
3,094		Series 2013-92, Class PO, PO, 09/25/43	2,425
3,075		Series 2013-101, Class DO, PO, 10/25/43	2,456
5,635		Series 2013-135, Class PO, PO, 01/25/44	4,661
928		Series 2014-44, Class B, 2.500%, 08/25/34	886
1,677		Series 2015-85, Class HD, 3.000%, 11/25/45	1,596
4,228		Series 2015-91, Class AC, VAR, 7.500%, 12/25/36	4,813
22		Series G92-7, Class JQ, 8.500%, 01/25/22	24
2		Series G92-12, Class B, 7.700%, 02/25/22	2
4		Series G92-14, Class Z, 7.000%, 02/25/22	4
—	(h)	Series G92-27, Class SQ, HB, IF, 1,067.830%, 05/25/22	1
6		Series G92-42, Class Z, 7.000%, 07/25/22	7
5		Series G92-44, Class ZQ, 8.000%, 07/25/22	6
23		Series G92-54, Class ZQ, 7.500%, 09/25/22	25
59		Series G92-61, Class Z, 7.000%, 10/25/22	65
6		Series G92-62, Class B, PO, 10/25/22	6
40		Series G93-1, Class KA, 7.900%, 01/25/23	44
27		Series G93-17, Class SI, IF, 6.000%, 04/25/23	30
230		Series G94-7, Class PJ, 7.500%, 05/17/24	256
47		Series G97-2, Class ZA, 8.500%, 02/17/27	55
		FNMA REMIC Trust,
768		Series 2001-W3, Class A, VAR, 6.460%, 09/25/41	841
3,509		Series 2002-W10, Class IO, IO, VAR, 0.930%, 08/25/42	105
302		Series 2003-W1, Class 1A1, VAR, 5.567%, 12/25/42	331

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
191		Series 2003-W1, Class 2A, VAR, 6.187%, 12/25/42	214
45		Series 2003-W4, Class 2A, VAR, 6.191%, 10/25/42	53
1,315		Series 2004-W4, Class A7, 5.500%, 06/25/34	1,419
712		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	812
276		Series 2006-W3, Class 1AF1, VAR, 1.018%, 10/25/46	275
327		Series 2006-W3, Class 2A, 6.000%, 09/25/46	371
510		Series 2007-W2, Class 1A1, VAR, 1.098%, 03/25/37	510
278		Series 2007-W3, Class 1A3, 6.750%, 04/25/37	318
41		Series 2007-W7, Class 1A4, HB, IF, 34.510%, 07/25/37	59
2,042		Series 2009-W1, Class A, 6.000%, 12/25/49	2,312
		FNMA STRIPS,
—	(h)	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
—	(h)	Series 59, Class 2, IO, 9.500%, 07/25/17	—	(h)
146		Series 213, Class 2, IO, 8.000%, 03/25/23	27
199		Series 218, Class 2, IO, 7.500%, 04/25/23	33
5		Series 265, Class 2, 9.000%, 03/25/24	6
10		Series 285, Class 1, PO, 02/25/27	10
388		Series 293, Class 1, PO, 12/25/24	361
201		Series 300, Class 1, PO, 09/25/24	186
257		Series 331, Class 13, IO, 7.000%, 11/25/32	56
96		Series 339, Class 18, IO, 4.500%, 07/25/18	2
98		Series 339, Class 21, IO, 4.500%, 08/25/18	2
65		Series 339, Class 28, IO, 5.500%, 08/25/18	1
128		Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	24
214		Series 345, Class 24, IO, VAR, 5.000%, 08/25/22	6
286		Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	59
359		Series 356, Class 3, IO, 5.000%, 01/25/35	67
383		Series 356, Class 39, IO, 5.000%, 01/25/20	17
476		Series 365, Class 8, IO, 5.500%, 05/25/36	105
42		Series 368, Class 3, IO, 4.500%, 11/25/20	2
2,839		Series 373, Class 1, PO, 07/25/36	2,527
171		Series 374, Class 5, IO, 5.500%, 08/25/36	39
419		Series 383, Class 32, IO, 6.000%, 01/25/38	88
78		Series 393, Class 6, IO, 5.500%, 04/25/37	14

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	FNMA Trust,
327	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	380
296	Series 2003-W8, Class 2A, 7.000%, 10/25/42	347
292	Series 2003-W8, Class 3F1, VAR, 1.178%, 05/25/42	288
433	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	507
380	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	444
759	Series 2005-W3, Class 2AF, VAR, 0.998%, 03/25/45	737
291	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	330
1,897	Series 2005-W4, Class 3A, VAR, 2.722%, 06/25/45	2,027
416	Series 2006-W2, Class 1AF1, VAR, 0.998%, 02/25/46	415
	FREMF Mortgage Trust,
1,143	Series 2013-K28, Class C, VAR, 3.494%, 06/25/46 (e)	1,082
3,099	Series 2014-K39, Class C, VAR, 4.156%, 08/25/47 (e)	2,933
2,125	Series 2014-K40, Class C, VAR, 4.072%, 11/25/47 (e)	1,977
2,510	Series 2015-K44, Class B, VAR, 3.684%, 01/25/48 (e)	2,485
3,075	Series 2015-K45, Class B, VAR, 3.591%, 04/25/48 (e)	2,997
3,000	Series 2015-K46, Class C, VAR, 3.695%, 04/25/48 (e)	2,551
5,545	Series 2015-K48, Class B, VAR, 3.636%, 08/25/48 (e)	5,416
2,100	Series 2015-K50, Class B, VAR, 3.779%, 10/25/48 (e)	2,077
6,000	Series 2015-K720, Class B, VAR, 3.389%, 07/25/22 (e)	5,968
1,902	Series 2016-K59, Class B, VAR, 3.575%, 11/25/49 (e)	1,765
3,563	Series 2016-K60, Class B, VAR, 3.537%, 12/25/49 (e)	3,281
5,250	Series 2016-K722, Class B, VAR, 3.835%, 07/25/49 (e)	5,319
	GMACM Mortgage Loan Trust,
282	Series 2003-AR1, Class A4, VAR, 3.625%, 10/19/33	279
919	Series 2003-AR2, Class 2A4, VAR, 3.660%, 12/19/33	907
37	Series 2003-J8, Class A, 5.250%, 12/25/33	38

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	219

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
797	Series 2004-J5, Class A7, 6.500%, 01/25/35	822
1,670	Series 2005-AR3, Class 3A4, VAR, 3.404%, 06/19/35	1,643
	GNMA,
430	Series 1994-7, Class PQ, 6.500%, 10/16/24	469
152	Series 1999-4, Class ZB, 6.000%, 02/20/29	170
76	Series 2000-9, Class Z, 8.000%, 06/20/30	89
362	Series 2000-9, Class ZJ, 8.500%, 02/16/30	423
326	Series 2000-21, Class Z, 9.000%, 03/16/30	380
25	Series 2000-36, Class HC, 7.330%, 11/20/30	28
8	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	1
522	Series 2001-21, Class PE, 6.500%, 05/16/31	594
96	Series 2001-31, Class SJ, HB, IF, 25.268%, 02/20/31	162
80	Series 2001-35, Class SA, IF, IO, 7.480%, 08/16/31	23
86	Series 2001-36, Class S, IF, IO, 7.280%, 08/16/31	25
329	Series 2002-4, Class TD, 7.000%, 01/20/32	378
288	Series 2002-24, Class AG, IF, IO, 7.180%, 04/16/32	54
77	Series 2002-24, Class SB, IF, 10.770%, 04/16/32	93
257	Series 2002-24, Class Z, 8.500%, 04/16/32	306
474	Series 2002-31, Class SE, IF, IO, 6.730%, 04/16/30	73
18	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	21
170	Series 2002-40, Class UK, 6.500%, 06/20/32	196
56	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	72
96	Series 2002-45, Class QE, 6.500%, 06/20/32	110
119	Series 2002-47, Class PG, 6.500%, 07/16/32	138
11	Series 2002-70, Class PS, IF, IO, 6.919%, 08/20/32	—	(h)
544	Series 2003-11, Class SK, IF, IO, 6.930%, 02/16/33	85
14	Series 2003-24, Class PO, PO, 03/16/33	13
468	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	91
28	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

37	Series 2003-90, Class PO, PO, 10/20/33	33
526	Series 2003-112, Class SA, IF, IO, 5.780%, 12/16/33	96
131	Series 2004-28, Class S, IF, 17.545%, 04/16/34	187
181	Series 2004-46, Class AO, PO, 06/20/34	165
47	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	51
90	Series 2004-73, Class AE, IF, 13.267%, 08/17/34	105
1,709	Series 2004-73, Class JL, IF, IO, 5.780%, 09/16/34	287
579	Series 2004-90, Class SI, IF, IO, 5.319%, 10/20/34	79
122	Series 2005-24, Class ST, IF, 7.500%, 01/17/34	125
305	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	11
103	Series 2005-35, Class FL, VAR, 1.131%, 03/20/32	103
1,852	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	349
221	Series 2005-68, Class DP, IF, 14.578%, 06/17/35	274
1,125	Series 2005-68, Class KI, IF, IO, 5.519%, 09/20/35	185
1,390	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,532
464	Series 2005-85, Class IO, IO, 5.500%, 11/16/35	111
198	Series 2006-16, Class OP, PO, 03/20/36	181
135	Series 2006-22, Class AO, PO, 05/20/36	124
119	Series 2006-34, Class PO, PO, 07/20/36	107
396	Series 2006-38, Class SW, IF, IO, 5.719%, 06/20/36	38
169	Series 2006-59, Class SD, IF, IO, 5.919%, 10/20/36	25
1,104	Series 2007-17, Class JI, IF, IO, 6.040%, 04/16/37	201
152	Series 2007-17, Class JO, PO, 04/16/37	129
98	Series 2007-25, Class FN, VAR, 1.070%, 05/16/37	98
568	Series 2007-26, Class SC, IF, IO, 5.419%, 05/20/37	106
28	Series 2007-28, Class BO, PO, 05/20/37	24
558	Series 2007-31, Class AO, PO, 05/16/37	516
34	Series 2007-36, Class HO, PO, 06/16/37	31
690	Series 2007-36, Class SE, IF, IO, 5.700%, 06/16/37	119

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
807	Series 2007-36, Class SG, IF, IO, 5.689%, 06/20/37	158
579	Series 2007-40, Class SD, IF, IO, 5.969%, 07/20/37	93
573	Series 2007-42, Class SB, IF, IO, 5.969%, 07/20/37	96
229	Series 2007-45, Class QA, IF, IO, 5.859%, 07/20/37	37
390	Series 2007-50, Class AI, IF, IO, 5.994%, 08/20/37	70
78	Series 2007-53, Class SW, IF, 17.863%, 09/20/37	105
598	Series 2007-57, Class PO, PO, 03/20/37	542
197	Series 2007-71, Class SB, IF, IO, 5.919%, 07/20/36	7
1,369	Series 2007-74, Class SL, IF, IO, 5.770%, 11/16/37	199
438	Series 2007-76, Class SA, IF, IO, 5.749%, 11/20/37	74
652	Series 2007-79, Class SY, IF, IO, 5.769%, 12/20/37	110
84	Series 2008-1, Class PO, PO, 01/20/38	73
325	Series 2008-2, Class MS, IF, IO, 6.390%, 01/16/38	70
247	Series 2008-10, Class S, IF, IO, 5.049%, 02/20/38	39
1,047	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	221
155	Series 2008-20, Class PO, PO, 09/20/37	144
160	Series 2008-29, Class PO, PO, 02/17/33	152
510	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	66
239	Series 2008-33, Class XS, IF, IO, 6.930%, 04/16/38	45
1,262	Series 2008-36, Class AY, 5.000%, 04/16/23	1,298
562	Series 2008-36, Class SH, IF, IO, 5.519%, 04/20/38	82
2,033	Series 2008-40, Class SA, IF, IO, 5.630%, 05/16/38	346
284	Series 2008-55, Class SA, IF, IO, 5.419%, 06/20/38	44
65	Series 2008-60, Class PO, PO, 01/20/38	64
1,693	Series 2008-62, Class SA, IF, IO, 5.369%, 07/20/38	262
110	Series 2008-71, Class SC, IF, IO, 5.219%, 08/20/38	16
430	Series 2008-93, Class AS, IF, IO, 4.919%, 12/20/38	57

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,118	Series 2008-95, Class DS, IF, IO, 6.519%, 12/20/38	188
317	Series 2008-96, Class SL, IF, IO, 5.219%, 12/20/38	42
356	Series 2009-6, Class SA, IF, IO, 5.330%, 02/16/39	48
645	Series 2009-10, Class SA, IF, IO, 5.169%, 02/20/39	83
296	Series 2009-10, Class SL, IF, IO, 5.730%, 03/16/34	8
2,010	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	419
392	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	94
454	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	117
218	Series 2009-24, Class DS, IF, IO, 5.519%, 03/20/39	13
274	Series 2009-25, Class SE, IF, IO, 6.819%, 09/20/38	51
156	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	29
348	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	72
810	Series 2009-42, Class SC, IF, IO, 5.299%, 06/20/39	116
414	Series 2009-43, Class SA, IF, IO, 5.169%, 06/20/39	66
2,515	Series 2009-54, Class JZ, 5.500%, 07/20/39	2,813
745	Series 2009-64, Class SN, IF, IO, 5.330%, 07/16/39	89
156	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	19
617	Series 2009-67, Class SA, IF, IO, 5.280%, 08/16/39	87
1,085	Series 2009-72, Class SM, IF, IO, 5.480%, 08/16/39	175
396	Series 2009-79, Class OK, PO, 11/16/37	361
995	Series 2009-102, Class SM, IF, IO, 5.630%, 06/16/39	69
1,003	Series 2009-104, Class AB, 7.000%, 08/16/39	1,129
1,225	Series 2009-106, Class AS, IF, IO, 5.630%, 11/16/39	185
1,479	Series 2009-106, Class ST, IF, IO, 5.219%, 02/20/38	242
1,279	Series 2009-121, Class VA, 5.500%, 11/20/20	1,324
129	Series 2010-14, Class AO, PO, 12/20/32	122

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	221

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
213	Series 2010-14, Class BO, PO, 11/20/35	185
1,409	Series 2010-14, Class CO, PO, 08/20/35	1,263
392	Series 2010-14, Class QP, 6.000%, 12/20/39	405
1,689	Series 2010-41, Class WA, VAR, 5.821%, 10/20/33	1,905
827	Series 2010-103, Class WA, VAR, 5.724%, 08/20/34	924
885	Series 2010-129, Class AW, VAR, 6.105%, 04/20/37	986
803	Series 2010-130, Class CP, 7.000%, 10/16/40	929
2,354	Series 2010-157, Class OP, PO, 12/20/40	1,936
2,187	Series 2011-22, Class WA, VAR, 5.939%, 02/20/37	2,424
2,678	Series 2011-97, Class WA, VAR, 6.105%, 11/20/38	3,004
3,578	Series 2011-137, Class WA, VAR, 5.543%, 07/20/40	3,998
2,692	Series 2011-163, Class WA, VAR, 5.861%, 12/20/38	3,046
4,782	Series 2012-24, Class WA, VAR, 5.573%, 07/20/41	5,416
5,321	Series 2012-52, Class WA, VAR, 6.152%, 04/20/38	6,104
1,256	Series 2012-59, Class WA, VAR, 5.574%, 08/20/38	1,427
7,220	Series 2012-138, Class PT, VAR, 3.957%, 11/16/42	7,640
6,990	Series 2012-141, Class WA, VAR, 4.529%, 11/16/41	7,580
7,128	Series 2012-141, Class WB, VAR, 3.954%, 09/16/42	7,555
4,493	Series 2012-141, Class WC, VAR, 3.716%, 01/20/42	4,670
2,085	Series 2012-H15, Class FA, VAR, 1.222%, 05/20/62	2,086
2,561	Series 2012-H24, Class FG, VAR, 1.202%, 04/20/60	2,563
1,018	Series 2012-H30, Class JA, VAR, 1.252%, 01/20/60	1,018
747	Series 2012-H30, Class PA, VAR, 1.222%, 11/20/59	747
7,966	Series 2012-H31, Class FD, VAR, 1.112%, 12/20/62	7,894
2,690	Series 2013-26, Class AK, VAR, 4.656%, 09/20/41	2,900
3,357	Series 2013-54, Class WA, VAR, 4.727%, 11/20/42	3,645

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,070	Series 2013-75, Class WA, VAR, 5.214%, 06/20/40	1,173
10,284	Series 2013-H01, Class FA, 1.650%, 01/20/63	10,228
4,620	Series 2013-H01, Class JA, VAR, 1.092%, 01/20/63	4,572
4,138	Series 2013-H01, Class TA, VAR, 1.272%, 01/20/63	4,141
336	Series 2013-H02, Class HF, VAR, 1.072%, 11/20/62	336
1,109	Series 2013-H03, Class FA, VAR, 1.072%, 08/20/60	1,108
3,111	Series 2013-H04, Class SA, VAR, 1.192%, 02/20/63	3,085
1,208	Series 2013-H05, Class FB, VAR, 1.172%, 02/20/62	1,207
2,240	Series 2013-H07, Class GA, VAR, 1.242%, 03/20/63	2,230
5,717	Series 2013-H07, Class HA, VAR, 1.182%, 03/20/63	5,676
12,098	Series 2013-H07, Class JA, 1.750%, 03/20/63	12,026
3,468	Series 2013-H07, Class MA, VAR, 1.322%, 04/20/62	3,474
2,069	Series 2013-H08, Class BF, VAR, 1.172%, 03/20/63	2,053
4,375	Series 2013-H08, Class FC, VAR, 1.222%, 02/20/63	4,350
5,433	Series 2013-H09, Class HA, 1.650%, 04/20/63	5,360
2,683	Series 2014-188, Class W, VAR, 4.657%, 10/20/41	2,909
1,070	Series 2014-H17, Class FC, VAR, 1.272%, 07/20/64	1,065
1,882	Series 2015-91, Class W, VAR, 5.242%, 05/20/40	2,077
741	Series 2015-137, Class WA, VAR, 5.476%, 01/20/38	829
6,642	Series 2015-H23, Class FB, VAR, 1.292%, 09/20/65	6,605
5,921	Series 2015-H26, Class FG, VAR, 1.292%, 10/20/65	5,896
11,571	Series 2015-H29, Class FL, VAR, 1.372%, 11/20/65	11,569
4,637	Series 2015-H32, Class FH, VAR, 1.432%, 12/20/65	4,651
11,969	Series 2016-90, Class LI, IO, 4.000%, 07/20/46	2,265
5,212	Series 2016-H07, Class FA, VAR, 1.522%, 03/20/66	5,252

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
9,599	Series 2016-H07, Class FQ, VAR, 1.472%, 03/20/66	9,647
2,510	Series 2016-H11, Class FD, VAR, 1.630%, 05/20/66	2,518
9,214	Series 2016-H13, Class FD, VAR, 1.320%, 05/20/66	9,186
6,586	Series 2016-H13, Class FT, VAR, 1.361%, 05/20/66	6,582
8,744	Series 2016-H16, Class FC, VAR, 1.615%, 07/20/66	8,761
5,949	Series 2016-H17, Class FC, VAR, 1.602%, 08/20/66	5,952
1,865	Series 2016-H26, Class FC, VAR, 1.772%, 12/20/66	1,884
	GSMPS Mortgage Loan Trust,
393	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	411
187	Series 2004-4, Class 1AF, VAR, 1.178%, 06/25/34 (e)	167
372	Series 2005-RP2, Class 1AF, VAR, 1.128%, 03/25/35 (e)	329
2,232	Series 2005-RP3, Class 1AF, VAR, 1.128%, 09/25/35 (e)	1,914
1,015	Series 2005-RP3, Class 1AS, IO, VAR, 3.896%, 09/25/35 (e)	102
2,169	Series 2006-RP2, Class 1AS2, IF, IO, 5.275%, 04/25/36 (e)	233
	GSR Mortgage Loan Trust,
36	Series 2003-6F, Class A2, VAR, 1.178%, 09/25/32	34
459	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	468
104	Series 2003-13, Class 1A1, VAR, 2.869%, 10/25/33	105
46	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	53
630	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	648
774	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	790
361	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	370
106	Series 2005-5F, Class 8A3, VAR, 1.278%, 06/25/35	101
1,205	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	1,276
169	Series 2006-1F, Class 1AP, PO, 02/25/36	128
3,248	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	2,813

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

844		Series 2007-1F, Class 2A4, 5.500%, 01/25/37	840
1,951		Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	1,937
135		Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 1.558%, 04/25/35	119
574		Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.440%, 01/25/32	577
502		Impac Secured Assets Trust, Series 2006-2, Class 2A1, VAR, 1.128%, 08/25/36	496
182		IndyMac INDX Mortgage Loan Trust, Series 2006-AR3, Class 2A1A, VAR, 3.156%, 03/25/36	152
		JP Morgan Mortgage Trust,
318		Series 2004-A3, Class 4A1, VAR, 3.211%, 07/25/34	327
183		Series 2004-A4, Class 1A1, VAR, 3.285%, 09/25/34	187
50		Series 2004-S1, Class 1A7, 5.000%, 09/25/34	51
521		Series 2005-A1, Class 3A4, VAR, 3.280%, 02/25/35	532
765		Series 2006-A2, Class 4A1, VAR, 3.180%, 08/25/34	769
615		Series 2006-A2, Class 5A2, VAR, 3.118%, 11/25/33	623
1,112		Series 2006-A2, Class 5A3, VAR, 3.118%, 11/25/33	1,130
269		Series 2006-A3, Class 6A1, VAR, 3.192%, 08/25/34	270
330		Series 2007-A1, Class 5A2, VAR, 3.421%, 07/25/35	335
47		Series 2014-1, Class 1A11, VAR, 4.000%, 01/25/44 (e)	48
—	(h)	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	—	(h)
4,100		Laramar CF0, 3/25/27 (w)	4,112
		Lehman Mortgage Trust,
419		Series 2006-2, Class 1A1, VAR, 5.872%, 04/25/36	369
237		Series 2007-6, Class 1A8, 6.000%, 07/25/37	211
604		Series 2008-2, Class 1A6, 6.000%, 03/25/38	427
		MASTR Adjustable Rate Mortgages Trust,
138		Series 2004-3, Class 4A2, VAR, 2.803%, 04/25/34	129
30		Series 2004-4, Class 2A1, VAR, 2.741%, 05/25/34	27

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	223

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
205	Series 2004-13, Class 2A1, VAR, 3.073%, 04/21/34	211
1,045	Series 2004-13, Class 3A7, VAR, 3.047%, 11/21/34	1,068
205	Series 2004-15, Class 3A1, VAR, 3.872%, 12/25/34	193
	MASTR Alternative Loan Trust,
256	Series 2003-4, Class 2A1, 6.250%, 06/25/33	266
138	Series 2003-8, Class 3A1, 5.500%, 12/25/33	143
83	Series 2003-8, Class 5A1, 5.000%, 11/25/18	84
90	Series 2003-9, Class 8A1, 6.000%, 01/25/34	93
84	Series 2004-1, Class 30PO, PO, 02/25/34	71
334	Series 2004-3, Class 2A1, 6.250%, 04/25/34	348
165	Series 2004-3, Class 30PO, PO, 04/25/34	131
150	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	33
226	Series 2004-5, Class 30PO, PO, 06/25/34	197
88	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	16
102	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	19
861	Series 2004-6, Class 7A1, 6.000%, 07/25/34	836
70	Series 2004-7, Class 30PO, PO, 08/25/34	55
305	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	62
69	Series 2004-10, Class 1A1, 4.500%, 09/25/19	69
1,620	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	394
	MASTR Asset Securitization Trust,
16	Series 2003-2, Class 1A1, 5.000%, 03/25/18	16
6	Series 2003-2, Class 2A1, 4.500%, 03/25/18	6
175	Series 2003-3, Class 3A18, 5.500%, 04/25/33	175
7	Series 2003-4, Class 3A2, 5.000%, 05/25/18	7
85	Series 2003-4, Class 5A1, 5.500%, 05/25/33	87
43	Series 2003-8, Class 1A1, 5.500%, 09/25/33	44
24	Series 2003-9, Class 15PO, PO, 10/25/18	23

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

3		Series 2003-10, Class 15PO, PO, 11/25/18	2
3		Series 2003-11, Class 15PO, PO, 12/25/18	3
122		Series 2003-12, Class 6A1, 5.000%, 12/25/33	122
19		Series 2004-1, Class 30PO, PO, 02/25/34	15
25		Series 2004-3, Class PO, PO, 03/25/34	23
20		Series 2004-4, Class 3A1, 4.500%, 04/25/19	20
16		Series 2004-8, Class 1A1, 4.750%, 08/25/19	16
17		Series 2004-8, Class PO, PO, 08/25/19	17
19		Series 2004-9, Class 5A1, 5.250%, 09/25/19	19
352		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	363
2,013		MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 1.128%, 05/25/35 (e)	1,674
272		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	206
		Merrill Lynch Mortgage Investors Trust,
245		Series 2003-A, Class 2A2, VAR, 2.182%, 03/25/28	229
124		Series 2003-A4, Class 2A, VAR, 3.172%, 07/25/33	120
378		Series 2003-A5, Class 2A6, VAR, 3.102%, 08/25/33	381
905		Series 2003-E, Class A1, VAR, 1.398%, 10/25/28	869
1,547		Series 2003-F, Class A1, VAR, 1.418%, 10/25/28	1,515
489		Series 2004-1, Class 2A1, VAR, 2.962%, 12/25/34	490
550		Series 2004-A4, Class A2, VAR, 2.862%, 08/25/34	561
574		Series 2004-D, Class A2, VAR, 2.082%, 09/25/29	552
309		Series 2004-E, Class A2A, VAR, 1.948%, 11/25/29	299
53		Series 2005-A1, Class 3A, VAR, 3.373%, 12/25/34	52
2		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	2
601		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.668%, 04/25/34	628
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 4,404.340%, 04/20/21	—	(h)
		MortgageIT Trust,
346		Series 2005-1, Class 1A1, VAR, 1.418%, 02/25/35	334

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
155	Series 2005-5, Class A1, VAR, 1.038%, 12/25/35	144
411	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	404
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
84	Series 2003-A1, Class A1, 5.500%, 05/25/33	85
39	Series 2003-A1, Class A2, 6.000%, 05/25/33	40
23	Series 2003-A1, Class A5, 7.000%, 04/25/33	24
2	Series 2003-A1, Class A7, 5.000%, 04/25/18	2
	Prime Mortgage Trust,
20	Series 2004-1, Class 2A3, 5.250%, 08/25/34	20
499	Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	521
199	Series 2005-4, Class 2PO, PO, 10/25/35	80
310	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 3.225%, 05/25/35	300
	RALI Trust,
3	Series 2002-QS16, Class A3, IF, 14.995%, 10/25/17	3
14	Series 2003-QS3, Class A2, IF, 14.788%, 02/25/18	14
44	Series 2003-QS9, Class A3, IF, IO, 6.772%, 05/25/18	1
60	Series 2003-QS12, Class A2A, IF, IO, 6.822%, 06/25/18	1
26	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	—	(h)
113	Series 2003-QS14, Class A1, 5.000%, 07/25/18	113
81	Series 2003-QS18, Class A1, 5.000%, 09/25/18	82
611	Series 2004-QA4, Class NB3, VAR, 4.429%, 09/25/34	608
179	Series 2004-QA6, Class NB2, VAR, 3.657%, 12/26/34	150
983	Series 2004-QS7, Class A4, 5.500%, 05/25/34	999
1,117	Series 2005-QA6, Class A32, VAR, 4.099%, 05/25/35	906
166	Series 2005-QA10, Class A31, VAR, 4.060%, 09/25/35	140

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

307		Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	267
		RBSSP Resecuritization Trust,
628		Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	664
148		Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	153
1		Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	1
408		Series 2009-12, Class 1A1, VAR, 5.809%, 11/25/33 (e)	421
73		Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	73
2,081		Series 2012-6, Class 2A1, VAR, 0.916%, 10/26/36 (e)	2,061
		Residential Asset Securitization Trust,
2		Series 2002-A13, Class A4, 5.250%, 12/25/17	2
208		Series 2003-A5, Class A1, 5.500%, 06/25/33	210
12		Series 2003-A14, Class A1, 4.750%, 02/25/19	12
536		Series 2004-IP2, Class 1A1, VAR, 3.160%, 12/25/34	539
3,202		Series 2005-A2, Class A4, IF, IO, 4.272%, 03/25/35	363
1,402		Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	314
495		Series 2006-A4, Class 2A5, 6.000%, 05/25/36	456
317		Series 2006-A6, Class 2A13, 6.000%, 07/25/36	265
		RFMSI Trust,
14		Series 2003-S14, Class A4, PO, 07/25/18	14
40		Series 2003-S16, Class A3, 5.000%, 09/25/18	40
56		Series 2003-S20, Class 2A1, 4.750%, 12/25/18	57
128		Series 2004-S6, Class 2A6, PO, 06/25/34	99
322		Series 2005-SA4, Class 1A1, VAR, 3.165%, 09/25/35	267
—	(h)	RFSC Trust, Series 2002-RM1, Class API, PO, 12/25/17	—	(h)
		Sequoia Mortgage Trust,
616		Series 2003-1, Class 1A, VAR, 1.541%, 04/20/33	582
960		Series 2004-8, Class A1, VAR, 1.481%, 09/20/34	914
947		Series 2004-8, Class A2, VAR, 2.104%, 09/20/34	913

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	225

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,279	Series 2004-9, Class A1, VAR, 1.461%, 10/20/34	2,163
790	Series 2004-10, Class A1A, VAR, 1.401%, 11/20/34	743
	Springleaf Mortgage Loan Trust,
1,015	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	1,013
1,493	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,497
	Structured Asset Mortgage Investments II Trust,
1,096	Series 2004-AR5, Class 1A1, VAR, 1.441%, 10/19/34	1,048
1,729	Series 2005-AR5, Class A3, VAR, 1.031%, 07/19/35	1,677
1,435	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 2.916%, 12/25/33	1,429
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
434	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	443
190	Series 2003-33H, Class 1APO, PO, 10/25/33	170
420	Series 2003-34A, Class 3A3, VAR, 3.127%, 11/25/33	413
994	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,020
	Thornburg Mortgage Securities Trust,
81	Series 2003-4, Class A1, VAR, 1.418%, 09/25/43	78
82	Series 2004-1, Class II2A, VAR, 2.136%, 03/25/44	80
	Vendee Mortgage Trust,
2,219	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	2,438
362	Series 1996-1, Class 1Z, 6.750%, 02/15/26	409
196	Series 1996-2, Class 1Z, 6.750%, 06/15/26	220
395	Series 1997-1, Class 2Z, 7.500%, 02/15/27	453
286	Series 1998-1, Class 2E, 7.000%, 03/15/28	333
	WaMu Mortgage Pass-Through Certificates Trust,
6	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	6
469	Series 2003-AR7, Class A7, VAR, 2.677%, 08/25/33	470
409	Series 2003-AR8, Class A, VAR, 2.684%, 08/25/33	414
1,418	Series 2003-AR9, Class 1A6, VAR, 2.782%, 09/25/33	1,430
335	Series 2003-AR9, Class 2A, VAR, 2.846%, 09/25/33	328

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

923	Series 2003-AR11, Class A6, VAR, 2.846%, 10/25/33	930
409	Series 2003-S1, Class A5, 5.500%, 04/25/33	419
116	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	120
13	Series 2003-S7, Class A1, 4.500%, 08/25/18	13
50	Series 2003-S8, Class A6, 4.500%, 09/25/18	50
1,004	Series 2003-S9, Class A8, 5.250%, 10/25/33	1,043
32	Series 2003-S9, Class P, PO, 10/25/33	28
91	Series 2004-AR3, Class A1, VAR, 2.821%, 06/25/34	92
616	Series 2004-AR3, Class A2, VAR, 2.821%, 06/25/34	623
213	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	215
62	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	63
114	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	118
1,510	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,563
120	Series 2006-AR10, Class 2P, VAR, 2.920%, 09/25/36	103
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
114	Series 2005-1, Class 1A1, 5.500%, 03/25/35	112
5,396	Series 2005-2, Class 1A4, IF, IO, 4.272%, 04/25/35	732
684	Series 2005-4, Class CB7, 5.500%, 06/25/35	630
67	Series 2005-4, Class DP, PO, 06/25/20	62
598	Series 2005-6, Class 2A4, 5.500%, 08/25/35	549
7,152	Series 2005-11, Class A4, IF, IO, 4.172%, 01/25/36	938
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
384	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	415
17	Series 2004-RA4, Class 1P, PO, 04/25/19	16
	Wells Fargo Mortgage-Backed Securities Trust,
840	Series 2003-G, Class A1, VAR, 2.897%, 06/25/33	844
165	Series 2003-K, Class 1A1, VAR, 2.901%, 11/25/33	166

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
45	Series 2003-K, Class 1A2, VAR, 2.901%, 11/25/33	46
102	Series 2004-B, Class A1, VAR, 3.024%, 02/25/34	101
525	Series 2004-EE, Class 2A1, VAR, 3.048%, 12/25/34	530
66	Series 2004-EE, Class 2A2, VAR, 3.048%, 12/25/34	67
334	Series 2004-EE, Class 3A1, VAR, 3.244%, 12/25/34	345
905	Series 2004-I, Class 1A1, VAR, 3.154%, 07/25/34	919
1,765	Series 2004-P, Class 2A1, VAR, 2.995%, 09/25/34	1,820
62	Series 2004-Q, Class 1A3, VAR, 3.004%, 09/25/34	62
1,634	Series 2004-S, Class A1, VAR, 3.044%, 09/25/34	1,665
1,406	Series 2004-U, Class A1, VAR, 3.186%, 10/25/34	1,403
360	Series 2004-V, Class 1A1, VAR, 3.102%, 10/25/34	363
73	Series 2005-9, Class 1APO, PO, 10/25/35	66
387	Series 2005-AR8, Class 2A1, VAR, 3.150%, 06/25/35	395
256	Series 2005-AR16, Class 2A1, VAR, 3.183%, 02/25/34	260
576	Series 2007-7, Class A7, 6.000%, 06/25/37	564
406	Series 2007-11, Class A14, 6.000%, 08/25/37	401

	Total Collateralized Mortgage Obligations (Cost $771,089)	790,184

Commercial Mortgage-Backed Securities — 7.9%
	A10 Securitization LLC,
444	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	443
431	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	433
375	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	373
2,100	Series 2015-1, Class C, 4.450%, 04/15/34 (e)	2,049
184	A10 Term Asset Financing LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	183
3,655	Access PT Funding Trust, 7.000%, 02/15/23	3,655
	BAMLL Commercial Mortgage Securities Trust,
1,120	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	1,135
1,000	Series 2014-520M, Class A, VAR, 4.185%, 08/15/46 (e)	1,069

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,500	Series 2014-520M, Class C, VAR, 4.214%, 08/15/46 (e)	2,361
5,185	Series 2016-FR14, Class A, VAR, 3.125%, 02/27/48 (e)	4,859
	BAMLL Re-REMIC Trust,
1,500	Series 2014-FRR5, Class A714, PO, 01/27/47 (e)	1,227
4,000	Series 2014-FRR5, Class AK30, PO, 06/27/45 (e)	2,720
3,585	Series 2014-FRR8, Class A, VAR, 2.237%, 11/26/47 (e)	2,748
2,795	Series 2015-FR11, Class A705, VAR, 1.857%, 09/27/44 (e)	2,708
6,365	Series 2016-FR13, Class A, VAR, 1.730%, 08/27/45 (e)	5,228
1,985	Series 2016-FR16, Class A, VAR, 1.008%, 05/27/21 (e)	1,723
78	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	78
	BB-UBS Trust,
4,100	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,164
3,575	Series 2012-SHOW, Class E, VAR, 4.026%, 11/05/36 (e)	3,471
966	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	953
2,110	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AMFL, VAR, 1.461%, 06/11/50 (e)	2,085
1,728	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	1,733
	Commercial Mortgage Trust,
299	Series 2006-GG7, Class AM, VAR, 5.774%, 07/10/38	298
5,266	Series 2012-CR2, Class XA, IO, VAR, 1.724%, 08/15/45	380
1,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	1,630
140,365	Series 2013-CR9, Class XB, IO, VAR, 0.219%, 07/10/45 (e)	1,856
1,247	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	1,264
1,500	Series 2014-CR19, Class A5, 3.796%, 08/10/47	1,569
2,500	Series 2014-TWC, Class A, VAR, 1.621%, 02/13/32 (e)	2,504
1,542	Series 2015-CR24, Class A5, 3.696%, 08/10/48	1,598
1,562	Series 2015-CR25, Class A4, 3.759%, 08/10/48	1,628

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	227

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
1,745	DBWF Mortgage Trust, Series 2015-LCM, Class A1, 2.998%, 06/10/34 (e)	1,753
	FNMA — ACES,
3,159	Series 2010-M1, Class A2, 4.450%, 09/25/19	3,330
9,480	Series 2011-M2, Class A3, 3.764%, 04/25/21	9,959
5,000	Series 2011-M4, Class A2, 3.726%, 06/25/21	5,293
4,000	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	3,955
2,500	Series 2014-M3, Class A2, VAR, 3.471%, 01/25/24	2,604
1,640	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	1,692
2,000	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	2,023
2,386	Series 2015-M2, Class A3, VAR, 3.046%, 12/25/24	2,412
3,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	2,981
1,230	Series 2015-M7, Class A2, 2.590%, 12/25/24	1,211
7,777	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	7,809
3,091	Series 2015-M13, Class A2, VAR, 2.711%, 06/25/25	3,074
5,000	Series 2016-M2, Class AV2, 2.152%, 01/25/23	4,905
4,500	Series 2016-M6, Class A2, 2.488%, 05/25/26	4,336
7,200	FORT CRE LLC, Series 2016-1A, Class D, VAR, 6.629%, 05/21/36 (e)	7,274
	GNMA,
1,835	Series 2014-168, Class VA, VAR, 3.379%, 01/16/37	1,892
1,835	Series 2014-168, Class VB, VAR, 3.451%, 06/16/47	1,899
2,626	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	2,663
	GS Mortgage Securities Corp. Trust,
20,000	Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	528
2,444	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	2,451
3,040	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, VAR, 0.754%, 11/10/39 (e)	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	JP Morgan Chase Commercial Mortgage Securities Trust,
14,892	Series 2006-CB15, Class X1, IO, VAR, 0.270%, 06/12/43	22
600	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	592
737	Series 2007-C1, Class A4, 5.716%, 02/15/51	750
	JPMCC Re-REMIC Trust,
6,900	Series 2014-FRR1, Class A707, 4.347%, 01/27/47 (e)	6,797
1,500	Series 2014-FRR1, Class BK10, VAR, 2.865%, 11/27/49 (e)	1,390
3,500	Series 2015-FRR2, Class AK36, VAR, 2.326%, 12/27/46 (e)	2,776
	KGS-Alpha SBA COOF Trust,
13,530	Series 2012-6, Class A, IO, VAR, 0.584%, 05/25/39 (e)	219
3,823	Series 2015-2, Class A, IO, VAR, 2.956%, 07/25/41 (e)	411
2,686	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	2,791
9,074	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class XCL, IO, VAR, 0.248%, 02/15/41 (e)	1
699	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 09/12/49	707
1,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	1,044
	Morgan Stanley Capital I Trust,
141	Series 2007-T27, Class A4, VAR, 5.645%, 06/11/42	142
1,085	Series 2011-C3, Class A3, 4.054%, 07/15/49	1,130
1,325	Series 2012-C4, Class A3, 2.991%, 03/15/45	1,353
	Morgan Stanley Re-REMIC Trust,
2,036	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	2,026
1,075	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	1,074
3,410	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	3,167
	PFP Ltd., (Cayman Islands),
558	Series 2015-2, Class A, VAR, 2.220%, 07/14/34 (e)	557
704	Series 2015-2, Class C, VAR, 4.020%, 07/14/34 (e)	694
487	Series 2015-2, Class D, VAR, 4.770%, 07/14/34 (e)	476

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
2,475	RAIT Trust, Series 2015-FL5, Class B, VAR, 4.670%, 01/15/31 (e)	2,481
2,123	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	2,107
981	Resource Capital Corp. Ltd., (Cayman Islands), Series 2015-CRE4, Class B, VAR, 3.772%, 08/15/32 (e)	952
87	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	87
6,551	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.089%, 05/10/45 (e)	572
3,015	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	3,084
	UBS-Barclays Commercial Mortgage Trust,
1,300	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,363
14,096	Series 2012-C2, Class XA, IO, VAR, 1.624%, 05/10/63 (e)	675
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	880
	VNDO Mortgage Trust,
2,991	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	3,041
2,500	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,628
6,276	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class XC, IO, VAR, 0.086%, 03/15/45 (e)	—	(h)
	Wells Fargo Commercial Mortgage Trust,
3,000	Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	3,038
1,458	Series 2015-C30, Class A4, 3.664%, 09/15/58	1,511
	WFRBS Commercial Mortgage Trust,
1,250	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,338
1,200	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,251
750	Series 2013-C11, Class D, VAR, 4.207%, 03/15/45 (e)	688

	Total Commercial Mortgage-Backed Securities (Cost $184,319)	185,984

Mortgage-Backed Securities — 42.3%
	FHLMC,
145	ARM, 2.731%, 08/01/36	152
128	ARM, 2.762%, 05/01/37	134
126	ARM, 2.770%, 10/01/36	132

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

369	ARM, 2.787%, 11/01/36	391
134	ARM, 2.816%, 05/01/36	142
67	ARM, 2.825%, 03/01/35	70
98	ARM, 2.855%, 12/01/33	103
136	ARM, 2.894%, 04/01/34	145
13	ARM, 2.922%, 01/01/30	13
68	ARM, 2.925%, 10/01/37	73
154	ARM, 2.938%, 01/01/35	162
272	ARM, 2.946%, 10/01/36	285
133	ARM, 3.022%, 09/01/36	140
486	ARM, 3.040%, 03/01/37	509
96	ARM, 3.050%, 09/01/37	102
153	ARM, 3.062%, 11/01/36	163
331	ARM, 3.089%, 06/01/36	354
144	ARM, 3.112%, 05/01/38	152
42	ARM, 3.137%, 02/01/37	45
137	ARM, 3.139%, 11/01/36	145
211	ARM, 3.140%, 11/01/36	222
89	ARM, 3.157%, 07/01/37	95
137	ARM, 3.212%, 12/01/35	145
133	ARM, 3.262%, 03/01/36	140
194	ARM, 3.401%, 04/01/38	206
77	ARM, 3.447%, 02/01/37	83
226	ARM, 3.458%, 02/01/37	241
371	ARM, 3.498%, 10/01/36	394
4	ARM, 3.565%, 10/01/36	4
99	ARM, 3.635%, 12/01/36	106
162	ARM, 3.847%, 03/01/36	171
	FHLMC Gold Pools, 15 Year, Single Family,
11	4.500%, 10/01/18	11
22	5.000%, 12/01/18	23
286	5.500%, 06/01/17 - 12/01/22	304
99	6.000%, 06/01/17 - 03/01/22	101
54	6.500%, 05/01/17 - 03/01/22	57
1	7.000%, 03/01/17 - 07/01/17	—	(h)
	FHLMC Gold Pools, 20 Year, Single Family,
1,511	4.000%, 02/01/32	1,606
880	5.500%, 05/01/27 - 03/01/28	976
231	6.000%, 12/01/22 - 02/01/24	261
361	6.500%, 01/01/28	412
	FHLMC Gold Pools, 30 Year, Single Family,
18,345	3.500%, 12/01/45 - 08/01/46	18,820
115	4.000%, 10/01/33	121
10,644	4.500%, 05/01/41 - 10/01/41	11,471
9,486	5.000%, 11/01/35 - 06/01/44	10,419
1,918	5.500%, 01/01/33 - 03/01/40	2,163

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	229

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
326		6.000%, 11/01/28 - 12/01/33	375
1,833		6.500%, 05/01/24 - 03/01/38	2,106
698		7.000%, 07/01/29 - 10/01/36	804
42		7.500%, 09/01/38	50
17		8.500%, 08/01/30	18
		FHLMC Gold Pools, FHA/VA,
637		7.500%, 01/01/32 - 12/01/36	739
177		10.000%, 10/01/30	191
		FHLMC Gold Pools, Other,
23,377		3.500%, 10/01/32 - 06/01/43	24,204
17,729		4.000%, 09/01/32 - 01/01/46	18,791
3,340		4.500%, 01/01/46	3,659
140		5.500%, 02/01/18 - 11/01/35	145
1,471		6.000%, 02/01/33 - 04/01/36	1,624
2,325		6.500%, 11/01/36 - 10/17/38	2,617
15		10.500%, 07/20/21	15
		FHLMC, 30 Year, Single Family,
—	(h)	7.500%, 03/01/17 - 05/01/17	—	(h)
		FNMA,
1		ARM, 2.358%, 03/01/19	1
363		ARM, 2.391%, 08/01/34	375
8		ARM, 2.414%, 09/01/27	8
460		ARM, 2.540%, 04/01/34 - 05/01/35	486
100		ARM, 2.541%, 01/01/36	105
131		ARM, 2.598%, 10/01/34	138
119		ARM, 2.622%, 02/01/35	124
158		ARM, 2.634%, 01/01/33	164
56		ARM, 2.652%, 11/01/33	59
176		ARM, 2.663%, 07/01/33	182
171		ARM, 2.685%, 02/01/35	179
162		ARM, 2.689%, 08/01/34	171
333		ARM, 2.713%, 09/01/36	349
189		ARM, 2.729%, 07/01/33	200
1,388		ARM, 2.745%, 01/01/35	1,445
129		ARM, 2.787%, 09/01/34	137
205		ARM, 2.796%, 11/01/37	215
256		ARM, 2.818%, 04/01/35	271
206		ARM, 2.828%, 10/01/34	218
180		ARM, 2.835%, 05/01/34	189
375		ARM, 2.837%, 12/01/37	398
80		ARM, 2.845%, 05/01/35	84
99		ARM, 2.855%, 09/01/35	103
52		ARM, 2.856%, 05/01/35	56
113		ARM, 2.857%, 06/01/34	119
517		ARM, 2.885%, 04/01/35	547
274		ARM, 2.906%, 10/01/34	291

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

254	ARM, 2.930%, 10/01/34	266
109	ARM, 2.950%, 06/01/35	114
346	ARM, 2.968%, 07/01/37	370
140	ARM, 2.975%, 10/01/34	146
234	ARM, 2.980%, 11/01/33	248
178	ARM, 3.006%, 08/01/36	189
206	ARM, 3.020%, 07/01/36	219
218	ARM, 3.070%, 10/01/36	231
319	ARM, 3.074%, 06/01/36	340
136	ARM, 3.089%, 02/01/34	144
148	ARM, 3.101%, 09/01/33	158
91	ARM, 3.114%, 07/01/37	96
84	ARM, 3.236%, 01/01/34	89
192	ARM, 3.349%, 12/01/36	204
76	ARM, 3.366%, 10/01/36	81
104	ARM, 3.370%, 11/01/36	110
30	ARM, 3.410%, 01/01/38	31
96	ARM, 3.435%, 12/01/36	101
2,057	ARM, 3.686%, 03/01/36	2,189
18	ARM, 3.903%, 03/01/29	20
	FNMA, 15 Year, Single Family,
57	4.500%, 03/01/19	58
425	5.000%, 06/01/18 - 08/01/24	444
436	5.500%, 11/01/18 - 11/01/23	454
181	6.000%, 08/01/17 - 08/01/21	187
331	6.500%, 03/01/17 - 02/01/24	355
33	7.000%, 05/01/17 - 08/01/21	35
	FNMA, 20 Year, Single Family,
5,865	3.500%, 12/01/30 - 08/01/32	6,098
3,132	4.000%, 01/01/35	3,355
211	6.000%, 09/01/29	239
549	6.500%, 05/01/22 - 12/01/27	617
9	7.500%, 09/01/21	9
	FNMA, 30 Year, FHA/VA,
45	6.000%, 09/01/33	50
2,133	6.500%, 02/01/29 - 08/01/39	2,462
89	7.000%, 10/01/28 - 02/01/33	101
33	8.000%, 06/01/28	37
7	8.500%, 03/01/30 - 06/01/30	8
67	9.000%, 05/01/18 - 06/01/31	73
3	10.000%, 07/01/19	3
2	10.500%, 11/01/18	2
4	11.000%, 04/01/19	4
	FNMA, 30 Year, Single Family,
11,854	3.000%, 07/01/43 - 08/01/43	11,848
15,140	3.500%, 03/01/43 - 09/01/46	15,581

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
23,060	4.000%, 08/01/33 - 04/01/46	24,419
639	4.500%, 05/01/29 - 09/01/34	688
772	5.000%, 06/01/33 - 09/01/35	859
2,289	5.500%, 11/01/32 - 05/01/40	2,616
2,509	6.000%, 12/01/28 - 11/01/38	2,887
1,779	6.500%, 11/01/29 - 09/01/38	2,015
5,683	7.000%, 04/01/20 - 02/01/39	6,653
1,903	7.500%, 08/01/36 - 04/01/39	2,309
498	8.000%, 03/01/27 - 10/01/36	590
73	8.500%, 12/01/27 - 02/01/30	81
4	9.500%, 07/01/28	4
3	10.000%, 02/01/24	3
	FNMA, Other,
7,329	ARM, 1.562%, 12/01/25	7,353
3,607	ARM, 1.572%, 03/01/22	3,627
75	ARM, 3.000%, 08/01/34	79
457	1.660%, 11/01/17	457
2,000	1.690%, 12/01/19	1,982
1,864	1.750%, 06/01/20	1,846
2,830	2.000%, 12/01/20	2,818
4,008	2.150%, 01/01/23	3,954
1,622	2.240%, 12/01/22	1,608
7,902	2.340%, 12/01/22 - 01/01/23	7,871
11,857	2.370%, 11/01/22 - 12/01/22	11,827
1,854	2.380%, 11/01/22	1,851
696	2.395%, 01/01/22	697
6,000	2.400%, 12/01/22 - 02/01/23	5,976
5,544	2.410%, 11/01/22	5,533
3,230	2.420%, 12/01/22	3,224
5,727	2.460%, 02/01/23	5,699
2,874	2.470%, 09/01/22 - 11/01/22	2,878
4,810	2.510%, 10/01/22 - 06/01/23	4,823
7,498	2.520%, 10/01/22	7,526
11,188	2.530%, 10/01/22 - 12/01/22	11,231
2,000	2.550%, 10/01/28	1,913
2,500	2.590%, 11/01/21	2,525
8,969	2.600%, 06/01/22 - 09/01/28	8,854
2,600	2.630%, 09/01/21 - 11/01/21	2,631
4,386	2.640%, 04/01/23 - 08/01/28	4,297
10,320	2.650%, 08/01/22 - 03/01/23	10,409
2,000	2.660%, 12/01/22	2,037
12,195	2.670%, 07/01/22 - 12/01/28	12,183
9,653	2.690%, 07/01/22 - 12/01/28	9,575
5,000	2.700%, 04/01/25	4,987
10,000	2.710%, 11/01/28	9,704
6,352	2.750%, 03/01/22 - 07/01/22	6,466

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

7,000	2.760%, 06/01/22	7,130
11,384	2.790%, 06/01/22 - 06/01/27	11,579
1,730	2.810%, 05/01/27	1,714
9,250	2.830%, 07/01/22 - 05/01/27	9,321
1,670	2.840%, 01/01/25	1,682
7,815	2.860%, 05/01/22 - 08/01/22	7,995
1,300	2.870%, 09/01/27	1,294
1,510	2.890%, 01/01/25	1,521
3,941	2.900%, 09/01/22 - 12/01/24	4,023
3,000	2.920%, 05/01/30	2,864
3,666	2.940%, 05/01/22	3,762
6,500	2.950%, 12/01/24 - 11/01/25	6,543
2,007	2.960%, 06/01/30	1,984
4,165	2.970%, 12/01/24 - 06/01/30	4,111
4,920	2.980%, 03/01/22 - 06/01/22	5,052
8,619	2.990%, 02/01/22 - 05/01/31	8,638
8,311	3.000%, 05/01/22 - 08/01/43	8,361
6,083	3.020%, 05/01/22 - 06/01/25	6,248
21,099	3.030%, 12/01/21 - 06/01/31	21,317
2,000	3.040%, 12/01/24	2,037
4,769	3.080%, 05/01/22 - 06/01/27	4,874
7,170	3.090%, 01/01/22	7,413
4,326	3.100%, 05/01/22 - 09/01/25	4,429
4,000	3.110%, 12/01/24	4,093
11,487	3.120%, 01/01/22 - 06/01/35	11,700
8,820	3.130%, 01/01/22 - 06/01/30	8,821
11,159	3.140%, 02/01/22 - 12/01/26	11,512
6,060	3.170%, 01/01/29	6,072
5,204	3.200%, 02/01/22 - 06/01/30	5,343
2,456	3.230%, 11/01/20	2,544
10,115	3.235%, 10/01/26 - 02/01/32	10,169
4,809	3.240%, 01/01/22	4,993
1,898	3.270%, 11/01/20	1,971
9,980	3.280%, 10/01/20 - 11/01/30	10,135
6,888	3.290%, 10/01/20 - 08/01/26	7,098
1,005	3.300%, 07/01/30	1,014
2,459	3.320%, 08/01/30	2,483
2,970	3.350%, 01/01/29	3,032
3,615	3.360%, 10/01/20	3,763
4,995	3.370%, 11/01/20 - 09/01/30	5,164
1,500	3.380%, 12/01/23	1,563
695	3.382%, 10/01/20	724
4,135	3.390%, 12/01/29 - 09/01/30	4,220
7,770	3.430%, 09/01/20 - 11/01/21	8,112
2,288	3.460%, 04/01/27	2,363
2,458	3.480%, 12/01/20	2,567

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	231

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
8,471	3.490%, 09/01/23 - 01/01/32	8,843
47,980	3.500%, 02/01/33 - 06/01/46	49,407
2,500	3.540%, 10/01/20	2,614
4,087	3.543%, 12/01/20	4,270
2,000	3.550%, 02/01/30	2,078
1,520	3.570%, 11/01/34	1,559
3,715	3.590%, 12/01/20 - 08/01/23	3,906
2,710	3.600%, 09/01/20	2,845
2,411	3.610%, 11/01/34	2,473
1,940	3.630%, 10/01/29	2,029
6,100	3.670%, 07/01/23	6,471
2,336	3.740%, 07/01/20 - 07/01/23	2,464
5,000	3.765%, 12/01/25	5,310
6,606	3.770%, 01/01/21 - 08/01/21	6,987
6,200	3.830%, 12/01/21	6,602
1,784	3.840%, 09/01/20	1,881
2,280	3.860%, 07/01/21	2,420
2,954	3.870%, 01/01/21	3,125
4,969	3.890%, 09/01/21	5,289
3,405	3.930%, 07/01/20 - 01/01/21	3,602
4,000	3.940%, 07/01/21	4,266
16,074	3.950%, 07/01/20 - 07/01/21	17,095
2,803	3.960%, 08/01/20	2,967
5,540	3.970%, 06/01/21 - 07/01/21	5,902
2,174	3.990%, 07/01/21	2,317
26,851	4.000%, 11/01/33 - 09/01/42	28,434
3,000	4.020%, 06/01/21	3,207
1,600	4.040%, 10/01/20	1,699
3,130	4.050%, 08/01/21	3,348
7,934	4.060%, 07/01/21	8,487
7,440	4.066%, 07/01/20	7,878
2,187	4.070%, 10/01/21	2,346
10,515	4.080%, 11/01/26	11,338
1,812	4.120%, 04/01/20	1,916
8,089	4.160%, 03/01/21 - 07/01/21	8,665
4,274	4.240%, 06/01/21	4,594
2,000	4.250%, 04/01/21	2,151
21,999	4.281%, 01/01/20	23,226
749	4.283%, 01/01/21	799
3,914	4.290%, 06/01/20	4,164
1,423	4.295%, 06/01/21	1,532
1,420	4.300%, 04/01/21	1,527
7,326	4.310%, 06/01/21	7,892
2,312	4.320%, 06/01/21	2,492
2,614	4.330%, 02/01/21 - 07/01/21	2,815
9,000	4.340%, 06/01/21	9,732

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

5,651		4.350%, 04/01/20 - 02/01/21	6,029
2,651		4.381%, 04/01/20	2,816
6,624		4.399%, 02/01/20	7,050
5,800		4.400%, 02/01/20	6,163
5,838		4.480%, 02/01/21 - 06/01/21	6,328
134		4.500%, 08/01/33	139
3,167		4.552%, 08/01/26	3,497
4,628		4.640%, 01/01/21	5,008
2,763		4.762%, 08/01/26	3,068
3,580		4.970%, 02/01/31	4,013
1,162		5.000%, 04/01/22 - 01/01/36	1,289
874		5.500%, 03/01/17 - 04/01/38	949
941		6.000%, 02/01/36 - 11/01/39	1,034
213		6.500%, 10/01/35 - 06/01/36	234
989		7.000%, 12/01/36 - 10/01/46	1,108
1		10.070%, 06/15/21	1
1		11.000%, 08/20/20	1
		GNMA I, 15 Year, Single Family,
32		6.000%, 06/15/18	32
2		7.500%, 11/15/17	2
		GNMA I, 30 Year, Single Family,
3,935		4.000%, 08/15/46	4,192
52		6.375%, 08/15/26	59
1,470		6.500%, 08/15/22 - 04/15/33	1,674
804		7.000%, 08/15/23 - 03/15/37	908
49		7.500%, 11/15/22 - 01/15/33	51
—	(h)	8.000%, 09/15/22	—	(h)
108		9.500%, 10/15/24	116
—	(h)	11.000%, 01/15/21	—	(h)
—	(h)	GNMA II, 15 Year, Single Family, 6.000%, 04/20/17	—	(h)
		GNMA II, 30 Year, Single Family,
3,499		3.750%, 08/20/46	3,680
1,906		4.000%, 03/20/46	2,025
2,607		4.250%, 12/20/44	2,828
413		5.500%, 09/20/39	470
1,901		6.000%, 08/20/39	2,207
1,429		6.500%, 10/20/33 - 01/20/39	1,602
11		7.500%, 02/20/28 - 09/20/28	13
18		8.000%, 06/20/26 - 10/20/27	22
11		8.500%, 03/20/25 - 05/20/25	12
		GNMA II, Other,
1,716		3.750%, 12/20/32	1,793
2,849		4.458%, 05/20/63	3,008
2,045		4.465%, 05/20/63	2,157

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
3,008	4.493%, 04/20/63	3,177
92	6.000%, 11/20/38	100

	Total Mortgage-Backed Securities (Cost $988,555)	1,000,014

U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bond,
200	4.375%, 02/15/38	252
200	4.500%, 05/15/38	256
	U.S. Treasury STRIPS,
750	3.135%, 02/15/33 (n)	477
500	3.410%, 08/15/30 (n)	346
800	3.438%, 02/15/30 (n)	564
800	3.505%, 08/15/31 (n)	535
650	6.117%, 11/15/30 (n)	447
500	6.342%, 02/15/29 (n)	363

	Total U.S. Treasury Obligations (Cost $2,947)	3,240

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — 0.2%
	Consumer Discretionary — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
4,038	Lila Mexican Holdings LLC, Tranche B, VAR, 3.770%, 08/11/22 (Cost $3,924)	3,968

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
43,369	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.850% (b) (l) (Cost $43,387)	43,387

	Total Investments — 99.9% (Cost $2,327,153)	2,361,519
	Other Assets in Excess of Liabilities — 0.1%	3,282

	NET ASSETS — 100.0%	$2,364,801

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	233

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 8.5%
2,216	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.578%, 12/27/22 (e)	2,211
314	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.958%, 04/25/36	313
1,015	Ally Auto Receivables Trust, Series 2016-1, Class A2A, 1.200%, 08/15/18	1,015
3,025	Ally Master Owner Trust, Series 2014-3, Class A, 1.330%, 03/15/19	3,025
	American Credit Acceptance Receivables Trust,
256	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	256
1,102	Series 2015-3, Class A, 1.950%, 09/12/19 (e)	1,103
2,420	Series 2016-3, Class A, 1.700%, 11/12/20 (e)	2,418
2,446	Series 2016-1A, Class A, 2.370%, 05/12/20 (e)	2,449
5,491	Series 2017-1, Class A, 1.720%, 06/15/20 (e)	5,491
	AmeriCredit Automobile Receivables,
3,446	Series 2015-4, Class A3, 1.700%, 07/08/20	3,452
1,917	Series 2016-1, Class A3, 1.810%, 10/08/20	1,921
	AmeriCredit Automobile Receivables Trust,
8	Series 2014-1, Class A3, 0.900%, 02/08/19	8
809	Series 2014-2, Class A3, 0.940%, 02/08/19	808
1,597	Series 2017-1, Class A3, 1.870%, 08/18/21	1,596
38	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.903%, 08/25/32	35
4,293	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	4,293
	Bear Stearns Asset-Backed Securities Trust,
294	Series 2003-SD2, Class 2A, VAR, 3.211%, 06/25/43	277
252	Series 2006-SD1, Class A, VAR, 1.148%, 04/25/36	245
1,026	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,016
	Capital Auto Receivables Asset Trust,
1,059	Series 2014-3, Class A3, 1.480%, 11/20/18	1,059
4,500	Series 2015-3, Class A2, 1.720%, 01/22/19	4,509
5,128	Series 2015-4, Class A2, 1.620%, 03/20/19	5,134
3,483	Series 2016-1, Class A3, 1.730%, 04/20/20	3,482
2,000	Capital One Multi-Asset Execution Trust, Series 2015-A7, Class A7, 1.450%, 08/16/21	1,996

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	CarFinance Capital Auto Trust,
1,192	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	1,199
3,769	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	3,761
2,211	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	2,213
	CarMax Auto Owner Trust,
21	Series 2013-4, Class A3, 0.800%, 07/16/18	21
516	Series 2014-3, Class A3, 1.160%, 06/17/19	516
1,929	Series 2014-4, Class A3, 1.250%, 11/15/19	1,928
5,756	Series 2015-1, Class A3, 1.380%, 11/15/19	5,755
3,543	Series 2016-1, Class A3, 1.610%, 11/16/20	3,536
1,912	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	1,925
	Chrysler Capital Auto Receivables Trust,
4,889	Series 2015-BA, Class A3, 1.910%, 03/16/20 (e)	4,904
17,654	Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	17,675
3,500	Series 2016-AA, Class A4, 1.960%, 01/18/22 (e)	3,508
900	CIT Equipment Collateral, Series 2014-VT1, Class A3, 1.500%, 10/21/19 (e)	900
2,625	Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 09/20/19	2,688
	CNH Equipment Trust,
327	Series 2014-A, Class A3, 0.840%, 05/15/19	327
5,330	Series 2014-A, Class A4, 1.500%, 05/15/20	5,330
1,010	Series 2016-B, Class A3, 1.630%, 08/15/21	1,005
6,990	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.544%, 06/15/48 (e)	6,861
152	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	152
	CPS Auto Receivables Trust,
331	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	330
367	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	367
1,671	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	1,671
1,687	Series 2015-C, Class A, 1.770%, 06/17/19 (e)	1,687
4,242	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	4,253

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	CPS Auto Trust,
477	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	477
712	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	712
	Credit Acceptance Auto Loan Trust,
9,247	Series 2015-1A, Class A, 2.000%, 07/15/22 (e)	9,260
2,462	Series 2017-1A, Class A, 2.560%, 10/15/25 (e)	2,462
73	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	78
402	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.678%, 10/25/34	387
10,012	Drive Auto Receivables Trust, Series 2015-DA, Class B, 2.590%, 12/16/19 (e)	10,037
	DT Auto Owner Trust,
424	Series 2015-3A, Class A, 1.660%, 03/15/19 (e)	424
3,653	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	3,655
2,904	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	2,905
3,751	Series 2016-3A, Class A, 1.750%, 11/15/19 (e)	3,754
3,640	Series 2017-1A, Class A, 1.560%, 06/15/20 (e)	3,640
	Exeter Automobile Receivables Trust,
3,200	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	3,200
1,948	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	1,948
3,520	Series 2016-1A, Class A, 2.350%, 07/15/20 (e)	3,529
5	FHLMC Structured Pass-Through Securities Certificates, Series T-20, Class A6, SUB, 6.930%, 09/25/29	5
	Fifth Third Auto Trust,
2,210	Series 2014-2, Class A4, 1.380%, 12/15/20	2,211
5,113	Series 2015-1, Class A3, 1.420%, 03/16/20	5,114
	First Investors Auto Owner Trust,
1,736	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	1,736
2,857	Series 2016-2A, Class A1, 1.530%, 11/16/20 (e)	2,854
1,105	Series 2017-1A, Class A2, 2.200%, 03/15/22 (e)	1,105

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,720	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	5,691
	Flagship Credit Auto Trust,
67	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	67
1,723	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	1,722
3,314	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	3,313
2,899	Series 2017-1, Class A, 1.930%, 12/15/21 (e)	2,900
	Ford Credit Auto Owner Trust,
1,247	Series 2015-A, Class A3, 1.280%, 09/15/19	1,247
2,004	Series 2016-B, Class A3, 1.330%, 10/15/20	1,995
5,862	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	5,869
	GLS Auto Receivables Trust,
2,652	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	2,653
13,422	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	13,446
4,134	GM Financial Automobile Leasing Trust, Series 2015-1, Class A3, 1.530%, 09/20/18	4,138
1,311	GMAT Trust, Series 2013-1A, Class A, SUB, 6.967%, 11/25/43 (e)	1,314
1,631	GO Financial Auto Securitization Trust, Series 2015-2, Class A, 3.270%, 11/15/18 (e)	1,633
2,232	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class AT1, 2.380%, 10/15/48 (e)	2,216
5,397	Honda Auto Receivables Owner Trust, Series 2016-1, Class A3, 1.220%, 12/18/19	5,378
1,366	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.981%, 11/20/36	1,364
	Hyundai Auto Lease Securitization Trust,
4,102	Series 2015-B, Class A3, 1.400%, 11/15/18 (e)	4,105
4,000	Series 2016-A, Class A3, 1.600%, 07/15/19 (e)	4,005
	Hyundai Auto Receivables Trust,
1,450	Series 2015-B, Class A3, 1.120%, 11/15/19	1,448
3,416	Series 2015-B, Class A4, 1.480%, 06/15/21	3,404
1,007	John Deere Owner Trust, Series 2014-B, Class A3, 1.070%, 11/15/18	1,006
25,000	LV Tower 52 Issuer, Series 2013-1, Class A, 5.750%, 02/15/23 (e)	24,635
4,442	Mariner Finance Issuance Trust, Series 2017-AA, Class A, 3.620%, 02/20/29 (e)	4,456

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	235

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,699	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A3, 1.260%, 02/16/21	1,688
373	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 3.028%, 03/25/33	353
17	MSCC Heloc Trust, Series 2007-1, Class A, VAR, 0.856%, 12/25/31	17
5,042	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.190%, 11/25/22 (e)	5,084
769	Nationstar HECM Loan Trust, Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	769
3,810	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 1.116%, 12/07/20	3,805
	Nissan Auto Receivables Owner Trust,
1,870	Series 2015-B, Class A3, 1.340%, 03/16/20	1,867
3,130	Series 2016-B, Class A3, 1.320%, 01/15/21	3,111
5,628	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.751%, 06/15/49 (e)	5,618
5,501	Ocwen Master Advance Receivables Trust, Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	5,497
2,977	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.040%, 01/15/21 (e)	2,978
	OneMain Financial Issuance Trust,
1,546	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	1,546
5,474	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	5,477
11,832	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	11,937
16,951	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	16,938
19,336	Oportun Funding II LLC, Series 2016-A, Class A, 4.700%, 03/08/21 (e)	19,684
728	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	723
10,568	Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	10,527
8,000	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	8,080
9	RASC Trust, Series 2001-KS1, Class AI6, 6.349%, 03/25/32	9
2,234	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.685%, 10/25/47 (e)	2,235
	Santander Drive Auto Receivables Trust,
2,165	Series 2016-1, Class A2A, 1.410%, 07/15/19	2,166
2,362	Series 2016-2, Class A3, 1.560%, 05/15/20	2,362

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,886	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.850%, 01/18/22 (e)	1,898
1,389	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	1,391
10,120	Springleaf Funding Trust, Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	10,205
1,689	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	1,689
5,462	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.720%, 10/15/18 (e)	5,455
6,350	Tricon American Homes Trust, Series 2016-SFR1, Class A, 2.589%, 11/17/33 (e)	6,197
7,025	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	7,032
1,236	Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 01/20/21 (e)	1,226
4,461	Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	4,461
5,688	VOLT L LLC, Series 2016-NP10, Class A1, SUB, 3.500%, 09/25/46 (e)	5,660
716	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	717
4,084	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	4,110
2,095	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	2,105
5,978	VOLT XLVI LLC, Series 2016-NPL6, Class A1, SUB, 3.844%, 06/25/46 (e)	5,994
2,720	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	2,727
5,300	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	5,309
8,647	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	8,646
8,601	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	8,593
3,518	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	3,529
2,893	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	2,896
9,732	VOLT XXXIV LLC, Series 2015-NPL7, Class A1, SUB, 3.250%, 02/25/55 (e)	9,719
4,038	VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	4,056
7,078	VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	7,047
3,544	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	3,549

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Westlake Automobile Receivables Trust,
4,344	Series 2016-1A, Class A2A, 1.820%, 01/15/19 (e)	4,349
2,312	Series 2016-2A, Class A2, 1.570%, 06/17/19 (e)	2,314
3,527	World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A3, 1.450%, 08/15/19	3,509

	Total Asset-Backed Securities (Cost $514,463)	514,976

Collateralized Mortgage Obligations — 6.1%
45	Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	46
	Banc of America Mortgage Trust,
224	Series 2004-4, Class 4A1, 4.750%, 05/25/19	228
421	Series 2004-5, Class 4A1, 4.750%, 06/25/19	420
959	Series 2005-1, Class 2A1, 5.000%, 02/25/20	972
	BCAP LLC Trust,
148	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	148
5,174	Series 2013-RR4, Class A4A2, 2.000%, 02/13/51 (e)	5,156
139	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.938%, 10/25/33	136
	CHL Mortgage Pass-Through Trust,
84	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	84
79	Series 2004-8, Class 2A1, 4.500%, 06/25/19	80
172	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	176
1,334	Citigroup Mortgage Loan Trust, Series 2008-AR4, Class 1A1A, VAR, 3.567%, 11/25/38 (e)	1,334
	Citigroup Mortgage Loan Trust, Inc.,
74	Series 2003-UP3, Class A1, 7.000%, 09/25/33	74
1,257	Series 2004-UST1, Class A6, VAR, 2.873%, 08/25/34	1,213
	Credit Suisse First Boston Mortgage Securities Corp.,
40	Series 2003-17, Class 2A6, 3.500%, 07/25/18	39
139	Series 2003-23, Class 8A1, 5.000%, 09/25/18	140

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

363		Series 2004-8, Class 6A1, 4.500%, 12/25/19	361
604		CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, VAR, 5.407%, 12/25/14	437
		FHLMC—GNMA,
394		Series 31, Class Z, 8.000%, 04/25/24	438
81		Series 56, Class Z, 7.500%, 09/20/26	93
		FHLMC REMIC,
—	(h)	Series 2, Class Z, 9.300%, 03/15/19	—	(h)
1		Series 12, Class A, 9.250%, 11/15/19	1
3		Series 17, Class I, 9.900%, 10/15/19	4
6		Series 23, Class F, 9.600%, 04/15/20	7
4		Series 26, Class F, 9.500%, 02/15/20	4
1		Series 81, Class A, 8.125%, 11/15/20	1
5		Series 85, Class C, 8.600%, 01/15/21	5
3		Series 99, Class Z, 9.500%, 01/15/21	3
1		Series 159, Class H, 4.500%, 09/15/21	1
2		Series 189, Class D, 6.500%, 10/15/21	2
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
1		Series 1053, Class G, 7.000%, 03/15/21	1
3		Series 1056, Class KZ, 6.500%, 03/15/21	3
1		Series 1074, Class H, 8.500%, 05/15/21	1
3		Series 1082, Class C, 9.000%, 05/15/21	4
2		Series 1087, Class I, 8.500%, 06/15/21	3
9		Series 1125, Class Z, 8.250%, 08/15/21	10
7		Series 1142, Class IA, 7.000%, 10/15/21	8
1		Series 1169, Class G, 7.000%, 11/15/21	1
13		Series 1343, Class LA, 8.000%, 08/15/22	14
2		Series 1424, Class F, VAR, 1.149%, 11/15/22	2
65		Series 1480, Class LZ, 7.500%, 03/15/23	72
160		Series 1560, Class Z, 7.000%, 08/15/23	177
58		Series 1754, Class Z, 8.500%, 09/15/24	67
142		Series 1779, Class Z, 8.500%, 04/15/25	166
2		Series 1807, Class G, 9.000%, 10/15/20	2
252		Series 1888, Class Z, 7.000%, 08/15/26	283
281		Series 2418, Class MF, 6.000%, 02/15/22	310
—	(h)	Series 2425, Class JH, 6.000%, 03/15/17	—	(h)
8		Series 2453, Class BD, 6.000%, 05/15/17	8
7		Series 2496, Class BK, 5.500%, 09/15/17	7
9		Series 2503, Class TG, 5.500%, 09/15/17	9
14		Series 2508, Class AQ, 5.500%, 10/15/17	14
50		Series 2513, Class DB, 5.000%, 10/15/17	51
183		Series 2542, Class ES, 5.000%, 12/15/17	185
197		Series 2546, Class C, 5.000%, 12/15/17	198

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	237

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
919	Series 2638, Class JG, 5.000%, 02/15/33	955
3,153	Series 2682, Class JG, 4.500%, 10/15/23	3,343
759	Series 2707, Class PE, 5.000%, 11/15/18	771
4,107	Series 2750, Class DE, 4.500%, 02/15/19	4,209
487	Series 2761, Class CB, 4.000%, 03/15/19	497
2,301	Series 2843, Class BC, 5.000%, 08/15/19	2,353
860	Series 2864, Class NB, 5.500%, 07/15/33	882
821	Series 2976, Class HZ, 4.500%, 05/15/35	868
2,395	Series 2988, Class TY, 5.500%, 06/15/25	2,644
3,858	Series 2989, Class MU, IF, IO, 6.230%, 07/15/34	711
4,765	Series 2989, Class TG, 5.000%, 06/15/25	5,113
398	Series 2995, Class FT, VAR, 1.020%, 05/15/29	396
791	Series 3002, Class BN, 5.000%, 07/15/35	859
2,623	Series 3005, Class ED, 5.000%, 07/15/25	2,818
51	Series 3005, Class PV, IF, 11.519%, 10/15/33	59
959	Series 3305, Class IW, IF, IO, 5.680%, 04/15/37	139
18,865	Series 3420, Class EI, IO, SUB, 1.120%, 08/15/37	824
1,663	Series 3429, Class S, IF, IO, 6.050%, 03/15/38	254
1,994	Series 3546, Class A, VAR, 2.608%, 02/15/39	2,044
206	Series 3564, Class JA, 4.000%, 01/15/18	208
1,931	Series 3572, Class JS, IF, IO, 6.030%, 09/15/39	281
6,230	Series 3609, Class SA, IF, IO, 5.570%, 12/15/39	1,054
6,922	Series 3747, Class HI, IO, 4.500%, 07/15/37	339
2,652	Series 3784, Class S, IF, IO, 5.830%, 07/15/23	271
6,787	Series 3855, Class AM, 6.500%, 11/15/36	7,628
4,098	Series 3977, Class AB, 3.000%, 09/15/29	4,188
3,825	Series 4088, Class LE, 4.000%, 10/15/40	3,913
13,865	Series 4141, Class BI, IO, 2.500%, 12/15/27	1,165
21,462	Series 4229, Class MA, 3.500%, 05/15/41	22,364
13,514	Series 4305, Class A, 3.500%, 06/15/48	14,177
8,662	Series 4305, Class KA, 3.000%, 03/15/38	8,825
19,425	Series 4374, Class NC, SUB, 2.750%, 02/15/46	20,122
366	First Horizon Mortgage Pass-Through Trust, Series 2004-7, Class 2A1, 4.750%, 12/25/19	366

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		FNMA REMIC,
1		Series 1988-7, Class Z, 9.250%, 04/25/18	1
1		Series 1988-13, Class C, 9.300%, 05/25/18	1
1		Series 1988-15, Class A, 9.000%, 06/25/18	1
—	(h)	Series 1988-16, Class B, 9.500%, 06/25/18	—	(h)
1		Series 1989-2, Class D, 8.800%, 01/25/19	1
5		Series 1989-27, Class Y, 6.900%, 06/25/19	5
1		Series 1989-54, Class E, 8.400%, 08/25/19	1
1		Series 1989-66, Class J, 7.000%, 09/25/19	1
1		Series 1989-70, Class G, 8.000%, 10/25/19	1
11		Series 1989-72, Class E, 9.350%, 10/25/19	12
2		Series 1989-89, Class H, 9.000%, 11/25/19	2
1		Series 1989-96, Class H, 9.000%, 12/25/19	1
2		Series 1990-7, Class B, 8.500%, 01/25/20	2
1		Series 1990-12, Class G, 4.500%, 02/25/20	2
5		Series 1990-19, Class G, 9.750%, 02/25/20	5
5		Series 1990-58, Class J, 7.000%, 05/25/20	6
8		Series 1990-61, Class H, 7.000%, 06/25/20	9
4		Series 1990-106, Class J, 8.500%, 09/25/20	5
2		Series 1990-109, Class J, 7.000%, 09/25/20	2
2		Series 1990-111, Class Z, 8.750%, 09/25/20	3
2		Series 1990-117, Class E, 8.950%, 10/25/20	2
2		Series 1990-123, Class G, 7.000%, 10/25/20	2
3		Series 1990-132, Class Z, 7.000%, 11/25/20	3
54		Series 1990-137, Class X, 9.000%, 12/25/20	58
1		Series 1991-53, Class J, 7.000%, 05/25/21	1
2		Series 1991-130, Class C, 9.000%, 09/25/21	3
—	(h)	Series 1992-96, Class B, PO, 05/25/22	—	(h)
545		Series 1992-131, Class KB, 8.000%, 08/25/22	607
480		Series 1992-185, Class L, 8.000%, 10/25/22	535
2		Series 1993-165, Class SN, IF, 11.471%, 09/25/23	2
14		Series 1993-235, Class G, PO, 09/25/23	13
1,010		Series 1994-15, Class ZK, 5.500%, 02/25/24	1,079
1,082		Series 1994-43, Class PK, 6.350%, 02/25/24	1,147
671		Series 1999-6, Class PB, 6.000%, 03/25/19	714

SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
6,295		Series 2001-81, Class HE, 6.500%, 01/25/32	7,215
—	(h)	Series 2002-58, Class HC, 5.500%, 09/25/17	—	(h)
8		Series 2002-59, Class UC, 5.500%, 09/25/17	8
12		Series 2002-63, Class KC, 5.000%, 10/25/17	12
5,634		Series 2002-64, Class PG, 5.500%, 10/25/32	6,238
88		Series 2003-16, Class LJ, 5.000%, 03/25/18	90
863		Series 2003-24, Class PD, 5.000%, 04/25/18	874
513		Series 2003-42, Class CI, IO, 6.500%, 05/25/33	58
729		Series 2003-49, Class IO, IO, 6.500%, 06/25/33	144
269		Series 2003-57, Class IB, IO, 5.000%, 06/25/18	6
261		Series 2003-92, Class HP, 4.500%, 09/25/18	265
207		Series 2003-129, Class ME, 5.000%, 08/25/23	209
874		Series 2004-60, Class PA, 5.500%, 04/25/34	901
447		Series 2004-72, Class F, VAR, 1.278%, 09/25/34	446
62		Series 2004-101, Class AR, 5.500%, 01/25/35	67
2,615		Series 2005-19, Class PA, 5.500%, 07/25/34	2,755
1,279		Series 2005-38, Class FK, VAR, 1.078%, 05/25/35	1,274
83		Series 2005-84, Class MB, 5.750%, 10/25/35	91
3,438		Series 2006-4, Class PB, 6.000%, 09/25/35	3,737
355		Series 2006-58, Class ST, IF, IO, 6.372%, 07/25/36	68
102		Series 2007-16, Class FC, VAR, 1.528%, 03/25/37	104
233		Series 2007-22, Class SC, IF, IO, 5.302%, 03/25/37	30
3,904		Series 2007-33, Class MS, IF, IO, 5.812%, 04/25/37	470
559		Series 2007-54, Class FA, VAR, 1.178%, 06/25/37	559
2,622		Series 2007-85, Class SH, IF, IO, 5.722%, 09/25/37	332

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

707	Series 2007-106, Class A7, VAR, 6.179%, 10/25/37	785
398	Series 2008-18, Class SE, IF, IO, 5.492%, 03/25/38	58
255	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	27
1,006	Series 2008-93, Class AM, 5.500%, 06/25/37	1,060
586	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	5
2,715	Series 2009-15, Class AC, 5.500%, 03/25/29	3,022
3,057	Series 2009-29, Class LA, VAR, 1.409%, 05/25/39	2,823
1,458	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,605
2,525	Series 2009-70, Class IN, IO, 4.500%, 08/25/19	61
8,492	Series 2009-112, Class SW, IF, IO, 5.472%, 01/25/40	1,318
806	Series 2010-58, Class MA, 5.500%, 12/25/38	836
1,695	Series 2010-60, Class IO, IO, 4.000%, 06/25/20	83
4,062	Series 2010-64, Class DM, 5.000%, 06/25/40	4,422
1,830	Series 2010-111, Class AE, 5.500%, 04/25/38	1,864
8,958	Series 2010-126, Class LI, IO, 4.000%, 11/25/40	652
743	Series 2011-36, Class PA, 4.000%, 02/25/39	753
2,935	Series 2011-42, Class DE, 3.250%, 11/25/28	2,955
27,610	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	3,272
5,945	Series 2013-1, Class BA, 3.000%, 02/25/40	6,020
9,657	Series 2013-9, Class CB, 5.500%, 04/25/42	10,741
3,475	Series 2013-55, Class BA, 3.000%, 06/25/37	3,573
14,951	Series 2013-83, Class CA, 3.500%, 10/25/37	15,511
10,525	Series 2013-90, Class DK, 3.500%, 12/25/31	11,003
11,569	Series 2013-92, Class A, 3.500%, 12/25/38	11,987
3,529	Series 2013-96, Class CA, 4.000%, 04/25/41	3,707
10,698	Series 2013-96, Class YA, 3.500%, 09/25/38	11,109

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	239

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
15,213		Series 2014-23, Class PA, 3.500%, 08/25/36	15,767
6,928		Series 2016-2, Class GA, 3.000%, 02/25/46	7,063
3		Series G-11, Class Z, 8.500%, 05/25/21	3
118		Series G92-19, Class M, 8.500%, 04/25/22	128
8		Series G92-35, Class E, 7.500%, 07/25/22	9
262		Series G92-35, Class EA, 8.000%, 07/25/22	287
3		Series G92-40, Class ZC, 7.000%, 07/25/22	3
1		Series G92-44, Class ZQ, 8.000%, 07/25/22	1
7		Series G92-54, Class ZQ, 7.500%, 09/25/22	7
1,396		Series G92-64, Class J, 8.000%, 11/25/22	1,543
612		Series G92-66, Class K, 8.000%, 12/25/22	674
506		Series G94-6, Class PJ, 8.000%, 05/17/24	564
—	(h)	FNMA REMIC Trust, Series 1995-W3, Class A, 9.000%, 04/25/25	—	(h)
		FNMA STRIPS,
—	(h)	Series 268, Class 2, IO, 9.000%, 02/25/23	—	(h)
971		Series 334, Class 9, IO, 6.000%, 03/25/33	210
396		Series 334, Class 13, IO, VAR, 6.000%, 03/25/33	75
435		Series 334, Class 17, IO, VAR, 6.500%, 02/25/33	89
69		Series 334, Class 24, IO, VAR, 5.000%, 02/25/18	1
643		Series 343, Class 21, IO, 4.000%, 09/25/18	14
226		Series 345, Class 22, IO, VAR, 4.500%, 05/25/20	6
201		Series 351, Class 28, IO, VAR, 5.000%, 04/25/19	7
310		Series 356, Class 16, IO, VAR, 5.500%, 06/25/35	61
292		Series 359, Class 16, IO, VAR, 5.500%, 10/25/35	54
419		Series 369, Class 19, IO, VAR, 6.000%, 10/25/36	67
241		Series 369, Class 26, IO, VAR, 6.500%, 10/25/36	52
575		Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	121
1,051		Series 394, Class C3, IO, 6.500%, 09/25/38	203
4,234		FNMA, Whole Loan, Series 2007-W1, Class 1AF1, VAR, 1.038%, 11/25/46	4,242
1,976		GMACM Mortgage Loan Trust, Series 2003-AR1, Class A4, VAR, 3.625%, 10/19/33	1,952
		GNMA,
575		Series 2004-39, Class IN, IO, 5.500%, 06/20/33	81

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,281	Series 2006-23, Class S, IF, IO, 5.719%, 01/20/36	240
11,481	Series 2006-26, Class S, IF, IO, 5.719%, 06/20/36	2,317
7,291	Series 2007-16, Class KU, IF, IO, 5.869%, 04/20/37	1,156
2,239	Series 2008-75, Class SP, IF, IO, 6.689%, 08/20/38	417
2,940	Series 2009-14, Class KS, IF, IO, 5.519%, 03/20/39	412
862	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	223
7,091	Series 2009-14, Class SA, IF, IO, 5.299%, 03/20/39	944
557	Series 2009-61, Class PD, 5.000%, 03/16/38	560
7,630	Series 2009-106, Class XL, IF, IO, 5.969%, 06/20/37	853
288	Series 2010-14, Class QP, 6.000%, 12/20/39	298
3,253	Series 2011-48, Class QA, 5.000%, 08/16/39	3,418
4,655	Series 2012-84, Class AB, 5.000%, 07/16/33	4,811
9,030	Series 2012-96, Class WP, 6.500%, 08/16/42	10,255
2,315	Series 2013-88, Class WA, VAR, 5.001%, 06/20/30	2,475
18,123	Series 2013-H05, Class FB, VAR, 1.172%, 02/20/62	18,112
3,252	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	3,228
9	Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 1.498%, 02/25/35	9
	JP Morgan Mortgage Trust,
1,643	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	1,634
2,324	Series 2006-A2, Class 4A1, VAR, 3.180%, 08/25/34	2,334
	MASTR Alternative Loan Trust,
36	Series 2004-8, Class 6A1, 5.500%, 09/25/19	37
580	Series 2004-8, Class 7A1, 5.000%, 09/25/19	585
	MASTR Asset Securitization Trust,
42	Series 2002-7, Class 1A1, 5.500%, 11/25/17	42

SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
95		Series 2003-2, Class 1A1, 5.000%, 03/25/18	95
87		Series 2003-11, Class 10A1, 5.000%, 12/25/18	88
336		Series 2004-6, Class 6A1, 4.500%, 07/25/19	336
—	(h)	ML Trust XLIV, Series 44, Class G, 9.000%, 08/20/20	—	(h)
24		Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	24
		NCUA Guaranteed Notes Trust,
9,833		Series 2010-R3, Class 1A, VAR, 1.336%, 12/08/20	9,855
2,887		Series 2010-R3, Class 3A, 2.400%, 12/08/20	2,886
1,758		Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR6, Class 4A1, VAR, 1.038%, 12/25/35	756
499		Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	500
1,751		Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	1,751
2		Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	2
552		WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, 4.500%, 10/25/18	553
		Wells Fargo Mortgage-Backed Securities Trust,
781		Series 2003-K, Class 1A1, VAR, 2.901%, 11/25/33	784
12		Series 2003-K, Class 1A2, VAR, 2.901%, 11/25/33	13
2,072		Series 2003-M, Class A1, VAR, 3.000%, 12/25/33	2,077
640		Series 2004-EE, Class 2A2, VAR, 3.048%, 12/25/34	653
1,018		Series 2004-EE, Class 3A2, VAR, 3.244%, 12/25/34	1,052
846		Series 2004-O, Class A1, VAR, 2.995%, 08/25/34	860

		Total Collateralized Mortgage Obligations (Cost $364,185)	367,200

Commercial Mortgage-Backed Securities — 1.1%
5,547		A10 Securitization LLC, Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	5,530
1,421		A10 Term Asset Financing LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	1,417
12,345		Commercial Mortgage Trust, Series 2014-TWC, Class A, VAR, 1.621%, 02/13/32 (e)	12,364

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

327	DBRR Trust, Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	326
	JP Morgan Chase Commercial Mortgage Securities Trust,
4,599	Series 2006-LDP9, Class AM, 5.372%, 05/15/47	4,599
3,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	2,962
3,314	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	3,374
13,925	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AMA, VAR, 5.853%, 09/12/49	14,132
	Morgan Stanley Re-REMIC Trust,
5,014	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	4,989
1,385	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	1,384
7,917	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 2.220%, 07/14/34 (e)	7,911
4,167	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VAR, 5.474%, 08/15/39	4,212

	Total Commercial Mortgage-Backed Securities (Cost $65,354)	63,200

Corporate Bonds — 23.5%
	Consumer Discretionary — 0.9%
	Automobiles — 0.4%
2,199	BMW US Capital LLC, (Germany), 1.500%, 04/11/19 (e)	2,188
	Daimler Finance North America LLC, (Germany),
4,597	1.875%, 01/11/18 (e)	4,607
2,175	2.000%, 08/03/18 (e)	2,179
1,750	2.250%, 09/03/19 (e)	1,754
5,000	2.250%, 03/02/20 (e)	4,997
	Hyundai Capital America,
859	2.000%, 07/01/19 (e)	852
2,335	2.400%, 10/30/18 (e)	2,343
5,280	Nissan Motor Acceptance Corp., (Japan), 2.350%, 03/04/19 (e)	5,309
2,050	Volkswagen Group of America Finance LLC, (Germany), 1.250%, 05/23/17 (e)	2,049

		26,278

	Hotels, Restaurants & Leisure — 0.0% (g)
830	McDonald’s Corp., 3.500%, 07/15/20	866

	Internet & Direct Marketing Retail — 0.1%
5,009	Amazon.com, Inc., 2.600%, 12/05/19	5,115

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	241

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — 0.4%
3,080	21st Century Fox America, Inc., 7.250%, 05/18/18	3,279
1,865	CBS Corp., 5.750%, 04/15/20	2,051
3,770	Charter Communications Operating LLC, 3.579%, 07/23/20	3,875
5,157	Grupo Televisa SAB, (Mexico), 6.000%, 05/15/18	5,392
800	Historic TW, Inc., 6.875%, 06/15/18	853
556	Sky plc, (United Kingdom), 2.625%, 09/16/19 (e)	559
675	Time Warner Cable LLC, 6.750%, 07/01/18	717
2,540	Time Warner, Inc., 4.875%, 03/15/20	2,724
1,133	Viacom, Inc., 2.200%, 04/01/19	1,132

		20,582

	Specialty Retail — 0.0% (g)
1,000	AutoZone, Inc., 2.500%, 04/15/21	995

	Total Consumer Discretionary	53,836

	Consumer Staples — 1.0%
	Beverages — 0.3%
2,816	Anheuser-Busch Cos. LLC, (Belgium), 5.000%, 03/01/19	2,986
8,049	Anheuser-Busch InBev Finance, Inc., (Belgium), 1.900%, 02/01/19	8,073
	Anheuser-Busch InBev Worldwide, Inc., (Belgium),
8,042	5.375%, 01/15/20	8,782
2,080	6.500%, 07/15/18	2,217

		22,058

	Food & Staples Retailing — 0.4%
2,100	Costco Wholesale Corp., 1.750%, 02/15/20	2,097
	CVS Health Corp.,
4,819	2.125%, 06/01/21	4,728
4,410	2.250%, 12/05/18	4,452
	Kroger Co. (The),
455	1.500%, 09/30/19	449
4,765	2.300%, 01/15/19	4,802
1,383	Sysco Corp., 2.600%, 10/01/20	1,397
2,974	Walgreen Co., 5.250%, 01/15/19	3,151
2,877	Walgreens Boots Alliance, Inc., 2.600%, 06/01/21	2,873
700	Wesfarmers Ltd., (Australia), 1.874%, 03/20/18 (e)	700

		24,649

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
774	3.500%, 11/24/20	788
685	8.500%, 06/15/19	780
	Cargill, Inc.,
275	6.000%, 11/27/17 (e)	284
2,000	7.350%, 03/06/19 (e)	2,219
1,200	Kellogg Co., 3.250%, 05/21/18	1,224
	Mead Johnson Nutrition Co.,
847	3.000%, 11/15/20	864
2,665	4.900%, 11/01/19	2,853
	Smithfield Foods, Inc.,
800	2.700%, 01/31/20 (e)	803
2,341	3.350%, 02/01/22 (e)	2,360
4,089	Tyson Foods, Inc., 2.650%, 08/15/19	4,141

		16,316

	Total Consumer Staples	63,023

	Energy — 2.6%
	Energy Equipment & Services — 0.4%
826	Baker Hughes, Inc., 3.200%, 08/15/21	847
	Halliburton Co.,
1,954	2.000%, 08/01/18	1,960
600	6.150%, 09/15/19	662
3,000	Nabors Industries, Inc., 6.150%, 02/15/18	3,128
8,008	Noble Holding International Ltd., (United Kingdom), 2.500%, 03/15/17	7,998
3,380	Schlumberger Holdings Corp., 2.350%, 12/21/18 (e)	3,407
4,980	Transocean, Inc., 4.250%, 10/15/17	5,010

		23,012

	Oil, Gas & Consumable Fuels — 2.2%
	Anadarko Petroleum Corp.,
1,195	6.950%, 06/15/19	1,323
1,600	8.700%, 03/15/19	1,810
9,050	Boardwalk Pipelines LP, 5.200%, 06/01/18	9,329
1,000	BP Capital Markets America, Inc., 4.200%, 06/15/18	1,030
	BP Capital Markets plc, (United Kingdom),
2,499	2.315%, 02/13/20	2,514
470	4.500%, 10/01/20	505
1,820	4.742%, 03/11/21	1,984
	Buckeye Partners LP,
4,350	2.650%, 11/15/18	4,381
3,420	6.050%, 01/15/18	3,541

SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Canadian Natural Resources Ltd., (Canada),
768	1.750%, 01/15/18	768
1,620	5.900%, 02/01/18	1,682
4,790	Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19	5,152
1,376	CNOOC Finance 2015 Australia Pty. Ltd., (China), 2.625%, 05/05/20	1,375
6,264	CNOOC Nexen Finance 2014 ULC, (China), 1.625%, 04/30/17	6,256
1,065	ConocoPhillips, 6.650%, 07/15/18	1,136
5,771	ConocoPhillips Co., 4.200%, 03/15/21	6,132
550	Encana Corp., (Canada), 3.900%, 11/15/21	564
4,830	Energy Transfer Partners LP, 6.700%, 07/01/18	5,116
3,875	EnLink Midstream Partners LP, 2.700%, 04/01/19	3,893
	Enterprise Products Operating LLC,
2,135	5.250%, 01/31/20	2,309
698	Series L, 6.300%, 09/15/17	716
6,000	Series N, 6.500%, 01/31/19	6,507
	EOG Resources, Inc.,
930	4.400%, 06/01/20	988
3,450	5.625%, 06/01/19	3,725
2,660	Husky Energy, Inc., (Canada), 7.250%, 12/15/19	3,013
1,000	Korea National Oil Corp., (South Korea), 3.125%, 04/03/17 (e)	1,001
1,775	Magellan Midstream Partners LP, 6.550%, 07/15/19	1,949
4,358	Marathon Oil Corp., 2.700%, 06/01/20	4,356
3,610	Noble Energy, Inc., 8.250%, 03/01/19	4,031
	ONEOK Partners LP,
5,000	3.200%, 09/15/18	5,096
446	8.625%, 03/01/19	500
2,560	Petroleos Mexicanos, (Mexico), 3.125%, 01/23/19	2,582
1,480	Pioneer Natural Resources Co., 6.875%, 05/01/18	1,565
	Plains All American Pipeline LP,
1,896	2.600%, 12/15/19	1,900
5,605	6.500%, 05/01/18	5,894
2,180	8.750%, 05/01/19	2,466
2,617	Spectra Energy Capital LLC, 6.200%, 04/15/18	2,736
2,819	Spectra Energy Partners LP, 2.950%, 09/25/18	2,856
	Statoil ASA, (Norway),
2,480	2.250%, 11/08/19	2,501

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
460	5.250%, 04/15/19	492
1,165	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	1,228
3,350	Sunoco Logistics Partners Operations LP, 5.500%, 02/15/20	3,626
3,990	Texas Eastern Transmission LP, 6.000%, 09/15/17 (e)	4,078
	TransCanada PipeLines Ltd., (Canada),
351	1.875%, 01/12/18	352
4,454	3.125%, 01/15/19	4,540
715	3.800%, 10/01/20	749
1,040	6.500%, 08/15/18	1,110
4,850	Western Gas Partners LP, 2.600%, 08/15/18	4,868

		136,225

	Total Energy	159,237

	Financials — 13.4%
	Banks — 6.7%
	ABN AMRO Bank NV, (Netherlands),
2,060	2.450%, 06/04/20 (e)	2,063
6,346	2.500%, 10/30/18 (e)	6,404
3,515	ANZ New Zealand Int’l Ltd., (New Zealand), 1.750%, 03/29/18 (e)	3,516
	Bank of America Corp.,
12,025	2.000%, 01/11/18	12,081
10,370	2.625%, 10/19/20	10,441
7,533	2.625%, 04/19/21	7,542
3,000	5.625%, 07/01/20	3,305
2,875	5.650%, 05/01/18	3,000
503	5.750%, 12/01/17	519
12,606	6.875%, 04/25/18	13,327
10,590	7.625%, 06/01/19	11,866
13,740	Series L, 2.250%, 04/21/20	13,743
10,295	Series L, 2.600%, 01/15/19	10,422
1,845	Series L, 2.650%, 04/01/19	1,869
5,250	Bank of America NA, 2.050%, 12/07/18	5,283
	Bank of Nova Scotia (The), (Canada),
6,293	2.050%, 06/05/19	6,318
3,814	2.450%, 03/22/21	3,814
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
5,840	1.700%, 03/05/18 (e)	5,841
400	2.150%, 09/14/18 (e)	401
1,800	2.300%, 03/10/19 (e)	1,803
2,031	Banque Federative du Credit Mutuel SA, (France), 2.500%, 10/29/18 (e)	2,047

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	243

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
5,670	Barclays plc, (United Kingdom), 2.750%, 11/08/19	5,714
	BB&T Corp.,
1,890	2.450%, 01/15/20	1,914
2,500	2.625%, 06/29/20	2,533
1,878	5.250%, 11/01/19	2,031
1,684	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	1,692
300	Branch Banking & Trust Co., 2.850%, 04/01/21	305
3,000	Capital One Bank USA NA, 2.150%, 11/21/18	3,009
	Capital One NA,
4,000	1.650%, 02/05/18	4,003
4,472	2.350%, 08/17/18	4,502
2,500	2.400%, 09/05/19	2,513
	Citigroup, Inc.,
10,745	1.700%, 04/27/18	10,742
8,873	1.750%, 05/01/18	8,875
16,290	2.400%, 02/18/20	16,340
4,545	2.500%, 09/26/18	4,589
2,500	2.700%, 03/30/21	2,503
2,279	Comerica Bank, 2.500%, 06/02/20	2,290
	Commonwealth Bank of Australia, (Australia),
2,000	1.375%, 09/06/18 (e)	1,992
1,450	2.250%, 03/13/19	1,459
2,050	2.300%, 03/12/20	2,054
5,073	Cooperatieve Rabobank UA, (Netherlands), 2.250%, 01/14/19	5,112
2,460	Credit Agricole SA, (France), 3.375%, 01/10/22 (e)	2,446
	Credit Suisse Group Funding Guernsey Ltd., (Switzerland),
774	2.750%, 03/26/20	772
5,211	3.450%, 04/16/21	5,291
4,400	Danske Bank A/S, (Denmark), 1.650%, 09/06/19 (e)	4,345
3,800	Discover Bank, 3.100%, 06/04/20	3,867
7,788	Fifth Third Bancorp, 2.875%, 07/27/20	7,919
2,890	Fifth Third Bank, 2.375%, 04/25/19	2,921
3,524	HSBC Bank plc, (United Kingdom), 1.500%, 05/15/18 (e)	3,513
4,520	HSBC Bank USA NA, 4.875%, 08/24/20	4,828
13,360	HSBC Holdings plc, (United Kingdom), 2.650%, 01/05/22	13,167
	Huntington Bancshares, Inc.,
3,390	2.600%, 08/02/18	3,418
803	3.150%, 03/14/21	817
1,815	7.000%, 12/15/20	2,088
5,106	Huntington National Bank (The), 2.000%, 06/30/18	5,115

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
3,218	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	3,224
7,369	KeyCorp, 2.900%, 09/15/20	7,501
	Manufacturers & Traders Trust Co.,
1,000	2.250%, 07/25/19	1,008
1,648	2.300%, 01/30/19	1,665
	Mizuho Bank Ltd., (Japan),
1,631	1.800%, 03/26/18 (e)	1,633
1,189	2.650%, 09/25/19 (e)	1,199
687	MUFG Americas Holdings Corp., 1.625%, 02/09/18	688
1,900	National Australia Bank Ltd., (Australia), 2.250%, 07/01/19 (e)	1,910
4,425	National City Corp., 6.875%, 05/15/19	4,874
	PNC Bank NA,
2,000	2.300%, 06/01/20	2,010
4,300	2.400%, 10/18/19	4,346
1,000	2.600%, 07/21/20	1,012
7,278	PNC Financial Services Group, Inc. (The), 5.125%, 02/08/20	7,877
	Royal Bank of Canada, (Canada),
5,960	1.625%, 04/15/19	5,931
1,635	2.000%, 12/10/18	1,642
7,905	2.200%, 07/27/18	7,968
500	2.350%, 10/30/20	502
1,469	Santander UK Group Holdings plc, (United Kingdom), 3.125%, 01/08/21	1,479
5,718	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	5,767
884	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	884
1,000	Societe Generale SA, (France), 3.250%, 01/12/22 (e)	986
	Sumitomo Mitsui Banking Corp., (Japan),
3,250	1.500%, 01/18/18	3,249
775	2.500%, 07/19/18	782
	SunTrust Banks, Inc.,
5,000	2.500%, 05/01/19	5,052
3,125	2.900%, 03/03/21	3,166
1,096	Toronto-Dominion Bank (The), (Canada), 2.125%, 04/07/21	1,084
4,000	US Bank NA, 1.400%, 04/26/19	3,969
7,367	Wachovia Corp., 5.750%, 02/01/18	7,652
	Wells Fargo & Co.,
8,550	2.550%, 12/07/20	8,592
12,332	2.600%, 07/22/20	12,478

SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
17,648	Series N, 2.150%, 01/30/20	17,673
	Westpac Banking Corp., (Australia),
1,202	2.250%, 01/17/19	1,209
4,000	2.600%, 11/23/20	4,024
3,106	4.875%, 11/19/19	3,329

		406,649

	Capital Markets — 3.6%
1,200	Ameritech Capital Funding Corp., 6.450%, 01/15/18	1,248
	Bank of New York Mellon Corp. (The),
3,450	2.050%, 05/03/21	3,396
5,040	2.500%, 04/15/21	5,052
1,100	4.600%, 01/15/20	1,179
	Credit Suisse AG, (Switzerland),
7,500	1.700%, 04/27/18	7,506
2,383	1.750%, 01/29/18	2,386
1,250	2.300%, 05/28/19	1,258
12,000	Deutsche Bank AG, (Germany), 1.875%, 02/13/18	11,998
	Goldman Sachs Group, Inc. (The),
3,740	2.600%, 04/23/20	3,764
4,812	2.625%, 01/31/19	4,871
5,810	2.625%, 04/25/21	5,809
3,785	2.750%, 09/15/20	3,818
27,314	5.375%, 03/15/20	29,634
18,799	7.500%, 02/15/19	20,773
2,375	Series D, 6.000%, 06/15/20	2,637
	ING Bank NV, (Netherlands),
1,676	2.300%, 03/22/19 (e)	1,683
3,772	2.450%, 03/16/20 (e)	3,778
2,210	Jefferies Group LLC, 5.125%, 04/13/18	2,285
7,574	Macquarie Bank Ltd., (Australia), 2.600%, 06/24/19 (e)	7,646
	Macquarie Group Ltd., (Australia),
3,080	3.000%, 12/03/18 (e)	3,126
3,817	4.875%, 08/10/17 (e)	3,869
446	7.625%, 08/13/19 (e)	499
	Morgan Stanley,
990	2.450%, 02/01/19	999
2,070	2.625%, 11/17/21	2,053
27,319	2.650%, 01/27/20	27,621
6,706	2.800%, 06/16/20	6,790
5,400	5.500%, 01/26/20	5,875
4,115	5.500%, 07/24/20	4,512
2,836	5.750%, 01/25/21	3,161

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
6,310	5.950%, 12/28/17	6,531
5,026	6.625%, 04/01/18	5,285
4,861	7.300%, 05/13/19	5,396
2,070	Northern Trust Co. (The), 6.500%, 08/15/18	2,209
1,991	State Street Corp., 1.950%, 05/19/21	1,957
500	TD Ameritrade Holding Corp., 5.600%, 12/01/19	546
	UBS AG, (Switzerland),
8,864	1.800%, 03/26/18	8,880
1,500	2.350%, 03/26/20	1,502
8,000	2.375%, 08/14/19	8,053

		219,585

	Consumer Finance — 1.8%
	AerCap Ireland Capital DAC, (Netherlands),
1,662	4.500%, 05/15/21	1,759
1,105	4.625%, 10/30/20	1,179
	American Express Co.,
1,610	6.150%, 08/28/17	1,646
5,015	7.000%, 03/19/18	5,296
1,395	8.125%, 05/20/19	1,578
	American Express Credit Corp.,
1,787	2.250%, 08/15/19	1,801
5,279	2.250%, 05/05/21	5,239
1,783	2.375%, 05/26/20	1,791
2,001	Series F, 2.600%, 09/14/20	2,023
	American Honda Finance Corp.,
1,419	2.450%, 09/24/20	1,435
4,100	Series A, 2.150%, 03/13/20	4,101
	Capital One Financial Corp.,
613	2.450%, 04/24/19	618
4,340	4.750%, 07/15/21	4,700
	Caterpillar Financial Services Corp.,
1,952	1.931%, 10/01/21 (e)	1,899
2,165	2.100%, 06/09/19	2,183
760	7.150%, 02/15/19	838
	Ford Motor Credit Co. LLC,
1,573	1.684%, 09/08/17	1,575
7,211	2.375%, 01/16/18	7,254
6,146	2.375%, 03/12/19	6,173
2,338	2.459%, 03/27/20	2,328
1,322	2.551%, 10/05/18	1,333
5,620	2.597%, 11/04/19	5,679
1,818	3.336%, 03/18/21	1,850
500	5.000%, 05/15/18	519

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	245

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
2,170	8.125%, 01/15/20	2,505
	General Motors Financial Co., Inc.,
7,066	2.400%, 05/09/19	7,115
3,504	3.200%, 07/13/20	3,571
2,804	3.200%, 07/06/21	2,833
11,821	4.200%, 03/01/21	12,388
4,525	HSBC USA, Inc., 2.350%, 03/05/20	4,523
1,260	John Deere Capital Corp., 1.700%, 01/15/20	1,250
	Toyota Motor Credit Corp.,
3,394	1.900%, 04/08/21	3,335
4,753	2.100%, 01/17/19	4,799

		107,116

	Diversified Financial Services — 0.4%
8,919	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	8,991
1,115	National Rural Utilities Cooperative Finance Corp., 2.350%, 06/15/20	1,114
1,269	Nationwide Building Society, (United Kingdom), 2.450%, 07/27/21 (e)	1,254
2,344	Protective Life Global Funding, 1.555%, 09/13/19 (e)	2,308
	Shell International Finance BV, (Netherlands),
3,785	1.375%, 05/10/19	3,755
1,682	2.125%, 05/11/20	1,686
	UBS Group Funding Jersey Ltd., (Switzerland),
2,530	2.950%, 09/24/20 (e)	2,545
1,371	3.000%, 04/15/21 (e)	1,374

		23,027

	Insurance — 0.8%
5,768	American International Group, Inc., 3.300%, 03/01/21	5,912
2,045	Aon Corp., 5.000%, 09/30/20	2,214
1,000	Chubb Corp. (The), 5.750%, 05/15/18	1,050
783	Chubb INA Holdings, Inc., 2.300%, 11/03/20	786
2,000	CNA Financial Corp., 5.875%, 08/15/20	2,226
	Jackson National Life Global Funding,
1,695	1.875%, 10/15/18 (e)	1,699
2,910	2.250%, 04/29/21 (e)	2,873
4,500	2.300%, 04/16/19 (e)	4,525
	Lincoln National Corp.,
470	6.250%, 02/15/20	519
1,227	8.750%, 07/01/19	1,409
3,000	Marsh & McLennan Cos., Inc., 2.350%, 09/10/19	3,028

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
2,272	MassMutual Global Funding II, 2.000%, 04/15/21 (e)	2,221
6,781	Metropolitan Life Global Funding I, 2.300%, 04/10/19 (e)	6,843
7,291	New York Life Global Funding, 2.150%, 06/18/19 (e)	7,338
	Pricoa Global Funding I,
704	2.200%, 06/03/21 (e)	694
4,417	2.550%, 11/24/20 (e)	4,439
2,040	Principal Life Global Funding II, 1.500%, 04/18/19 (e)	2,016
1,388	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	1,398

		51,190

	Thrifts & Mortgage Finance — 0.1%
5,000	BPCE SA, (France), 1.625%, 01/26/18	4,994

	Total Financials	812,561

	Health Care — 1.6%
	Biotechnology — 0.5%
	AbbVie, Inc.,
3,617	2.000%, 11/06/18	3,635
927	2.300%, 05/14/21	915
14,065	2.500%, 05/14/20	14,136
4,000	Amgen, Inc., 2.200%, 05/22/19	4,036
870	Baxalta, Inc., 2.875%, 06/23/20	881
1,672	Biogen, Inc., 2.900%, 09/15/20	1,705
2,170	Celgene Corp., 2.875%, 08/15/20	2,203
	Gilead Sciences, Inc.,
2,073	2.050%, 04/01/19	2,082
1,490	2.550%, 09/01/20	1,505

		31,098

	Health Care Equipment & Supplies — 0.3%
	Becton Dickinson and Co.,
1,203	2.675%, 12/15/19	1,221
3,257	4.900%, 04/15/18	3,371
3,100	Edwards Lifesciences Corp., 2.875%, 10/15/18	3,149
2,915	Medtronic, Inc., 2.500%, 03/15/20	2,958
3,500	Stryker Corp., 2.000%, 03/08/19	3,514
1,750	Zimmer Biomet Holdings, Inc., 2.700%, 04/01/20	1,761

		15,974

	Health Care Providers & Services — 0.4%
2,640	Aetna, Inc., 2.200%, 03/15/19	2,660
2,670	Anthem, Inc., 2.250%, 08/15/19	2,682

SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
4,779	Cardinal Health, Inc., 2.400%, 11/15/19	4,820
	Laboratory Corp. of America Holdings,
2,618	2.500%, 11/01/18	2,644
3,250	2.625%, 02/01/20	3,265
	McKesson Corp.,
1,790	1.400%, 03/15/18	1,786
2,688	2.284%, 03/15/19	2,704
3,014	Medco Health Solutions, Inc., 4.125%, 09/15/20	3,161
2,258	UnitedHealth Group, Inc., 2.700%, 07/15/20	2,308

		26,030

	Life Sciences Tools & Services — 0.1%
	Thermo Fisher Scientific, Inc.,
2,250	2.400%, 02/01/19	2,272
2,930	4.700%, 05/01/20	3,121

		5,393

	Pharmaceuticals — 0.3%
	Actavis Funding SCS,
680	2.450%, 06/15/19	684
3,798	3.450%, 03/15/22	3,880
1,650	Actavis, Inc., 6.125%, 08/15/19	1,801
3,482	Allergan, Inc., 3.375%, 09/15/20	3,569
2,600	Bayer US Finance LLC, (Germany), 2.375%, 10/08/19 (e)	2,614
2,400	Mylan NV, 3.150%, 06/15/21	2,401
531	Zoetis, Inc., 3.450%, 11/13/20	547

		15,496

	Total Health Care	93,991

	Industrials — 0.9%
	Aerospace & Defense — 0.2%
2,903	BAE Systems Holdings, Inc., (United Kingdom), 6.375%, 06/01/19 (e)	3,176
1,415	Lockheed Martin Corp., 2.500%, 11/23/20	1,429
5,665	Precision Castparts Corp., 2.250%, 06/15/20	5,698
655	Textron, Inc., 5.600%, 12/01/17	674

		10,977

	Air Freight & Logistics — 0.0% (g)
1,570	FedEx Corp., 2.300%, 02/01/20	1,584

	Building Products — 0.0% (g)
1,015	Johnson Controls International plc, 5.000%, 03/30/20	1,092

	Commercial Services & Supplies — 0.1%
2,605	Waste Management, Inc., 4.750%, 06/30/20	2,814

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Conglomerates — 0.1%
	General Electric Co.,
2,716	5.500%, 01/08/20	2,991
2,172	5.550%, 05/04/20	2,416
544	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 2.000%, 11/08/17 (e)	545
830	Roper Technologies, Inc., 3.000%, 12/15/20	846

		6,798

	Machinery — 0.1%
2,494	Illinois Tool Works, Inc., 1.950%, 03/01/19	2,516
1,290	Stanley Black & Decker, Inc., 2.451%, 11/17/18	1,304

		3,820

	Professional Services — 0.0% (g)
1,507	Equifax, Inc., 2.300%, 06/01/21	1,485

	Road & Rail — 0.3%
465	Burlington Northern Santa Fe LLC, 8.125%, 04/15/20	543
	Canadian Pacific Railway Co., (Canada),
2,900	6.500%, 05/15/18	3,057
1,720	7.250%, 05/15/19	1,913
1,500	Norfolk Southern Corp., 5.900%, 06/15/19	1,631
	Penske Truck Leasing Co. LP,
927	2.500%, 06/15/19 (e)	931
3,594	3.375%, 03/15/18 (e)	3,655
800	3.375%, 02/01/22 (e)	814
	Ryder System, Inc.,
1,865	2.450%, 09/03/19	1,877
1,320	2.500%, 05/11/20	1,325
1,910	2.800%, 03/01/22	1,915

		17,661

	Trading Companies & Distributors — 0.1%
	Air Lease Corp.,
3,303	2.125%, 01/15/18	3,314
2,038	2.125%, 01/15/20	2,016
2,700	Aviation Capital Group Corp., 2.875%, 01/20/22 (e)	2,685

		8,015

	Total Industrials	54,246

	Information Technology — 0.2%
	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
1,382	3.000%, 03/01/18	1,398

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	247

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — continued
464	6.875%, 06/01/18	490

		1,888

	IT Services — 0.1%
	Total System Services, Inc.,
1,350	2.375%, 06/01/18	1,357
2,080	3.800%, 04/01/21	2,152

		3,509

	Semiconductors & Semiconductor Equipment — 0.1%
3,935	Broadcom Corp., 2.375%, 01/15/20 (e)	3,937

	Software — 0.0% (g)
3,250	Oracle Corp., 1.900%, 09/15/21	3,190

	Total Information Technology	12,524

	Materials — 0.3%
	Chemicals — 0.3%
1,540	Agrium, Inc., (Canada), 6.750%, 01/15/19	1,659
2,648	Air Liquide Finance SA, (France), 1.375%, 09/27/19 (e)	2,612
4,340	CF Industries, Inc., 6.875%, 05/01/18	4,554
805	Dow Chemical Co. (The), 8.550%, 05/15/19	918
5,482	PPG Industries, Inc., 2.300%, 11/15/19	5,548

		15,291

	Metals & Mining — 0.0% (g)
	Nucor Corp.,
1,500	5.750%, 12/01/17	1,547
1,260	5.850%, 06/01/18	1,322

		2,869

	Total Materials	18,160

	Real Estate — 0.5%
	Equity Real Estate Investment Trusts (REITs) — 0.5%
2,267	Boston Properties LP, 4.125%, 05/15/21	2,396
6,091	Crown Castle International Corp., 2.250%, 09/01/21	5,925
1,000	DDR Corp., 3.500%, 01/15/21	1,015
1,000	ERP Operating LP, 2.375%, 07/01/19	1,008
	HCP, Inc.,
5,410	2.625%, 02/01/20	5,439
400	5.375%, 02/01/21	437
1,775	National Retail Properties, Inc., 5.500%, 07/15/21	1,963
3,739	Simon Property Group LP, 2.200%, 02/01/19	3,770
1,569	Ventas Realty LP, 2.000%, 02/15/18	1,574
1,208	VEREIT Operating Partnership LP, 4.125%, 06/01/21	1,234

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Equity Real Estate Investment Trusts (REITs) — continued
	Welltower, Inc.,
735	2.250%, 03/15/18	738
1,870	6.125%, 04/15/20	2,073

	Total Real Estate	27,572

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
4,754	2.800%, 02/17/21	4,765
17,375	3.875%, 08/15/21	18,020
1,900	5.000%, 03/01/21	2,052
4,484	5.500%, 02/01/18	4,638
1,134	5.800%, 02/15/19	1,218
1,992	British Telecommunications plc, (United Kingdom), 2.350%, 02/14/19	2,006
3,580	Deutsche Telekom International Finance BV, (Germany), 6.750%, 08/20/18	3,833
1,391	Orange SA, (France), 2.750%, 02/06/19	1,408
3,516	Telefonica Emisiones SAU, (Spain), 3.192%, 04/27/18	3,565
	Verizon Communications, Inc.,
14,000	1.750%, 08/15/21	13,415
2,915	3.450%, 03/15/21	3,008
2,915	4.500%, 09/15/20	3,109
2,440	6.100%, 04/15/18	2,562

		63,599

	Wireless Telecommunication Services — 0.0% (g)
2,000	America Movil SAB de CV, (Mexico), 5.000%, 03/30/20	2,138

	Total Telecommunication Services	65,737

	Utilities — 1.0%
	Electric Utilities — 0.6%
	Arizona Public Service Co.,
1,000	2.200%, 01/15/20	1,003
400	8.750%, 03/01/19	454
500	Atlantic City Electric Co., 7.750%, 11/15/18	548
4,610	Cleveland Electric Illuminating Co. (The), 8.875%, 11/15/18	5,129
880	Commonwealth Edison Co., 4.000%, 08/01/20	926
708	Duke Energy Indiana LLC, 3.750%, 07/15/20	744
965	Entergy Gulf States Louisiana LLC, 6.000%, 05/01/18	1,011
735	Entergy Louisiana LLC, 6.500%, 09/01/18	784
530	Kentucky Utilities Co., 3.250%, 11/01/20	548

SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	NextEra Energy Capital Holdings, Inc.,
224	2.700%, 09/15/19	227
250	6.000%, 03/01/19	269
631	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	674
985	Ohio Power Co., 6.050%, 05/01/18	1,032
1,579	Pacific Gas & Electric Co., 8.250%, 10/15/18	1,738
455	PPL Capital Funding, Inc., 1.900%, 06/01/18	455
	Progress Energy, Inc.,
6,135	4.400%, 01/15/21	6,533
865	4.875%, 12/01/19	924
1,246	Public Service Co. of New Mexico, 7.950%, 05/15/18	1,337
510	Public Service Co. of Oklahoma, 5.150%, 12/01/19	551
1,187	Southern California Edison Co., 1.845%, 02/01/22	1,169
2,610	Southern Co. (The), 2.750%, 06/15/20	2,636
	Southwestern Electric Power Co.,
765	6.450%, 01/15/19	826
1,045	Series F, 5.875%, 03/01/18	1,087
577	State Grid Overseas Investment 2013 Ltd., (China), 1.750%, 05/22/18 (e)	575
2,620	Xcel Energy, Inc., 2.400%, 03/15/21	2,616

		33,796

	Gas Utilities — 0.1%
314	Atmos Energy Corp., 8.500%, 03/15/19	354
1,400	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	1,479
	Dominion Gas Holdings LLC,
210	2.500%, 12/15/19	212
7,023	2.800%, 11/15/20	7,118

		9,163

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
1,798	2.950%, 01/15/20	1,822
260	5.200%, 10/01/19	278
	Southern Power Co.,
2,684	1.850%, 12/01/17	2,690
495	Series 15A, 1.500%, 06/01/18	494

		5,284

	Multi-Utilities — 0.2%
1,015	Berkshire Hathaway Energy Co., 2.400%, 02/01/20	1,025

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — continued
	CMS Energy Corp.,
675	6.250%, 02/01/20	747
330	8.750%, 06/15/19	377
1,100	Dominion Resources, Inc., 6.400%, 06/15/18	1,161
4,750	NiSource Finance Corp., 6.800%, 01/15/19	5,159
	Sempra Energy,
820	6.150%, 06/15/18	867
1,300	9.800%, 02/15/19	1,494
475	TECO Finance, Inc., 5.150%, 03/15/20	508

		11,338

	Total Utilities	59,581

	Total Corporate Bonds (Cost $1,417,455)	1,420,468

Mortgage-Backed Securities — 4.0%
	FHLMC,
331	ARM, 2.183%, 08/01/37	350
1,559	ARM, 2.616%, 03/01/37	1,628
1,014	ARM, 2.675%, 04/01/37	1,072
39	ARM, 2.737%, 01/01/27	41
260	ARM, 2.760%, 06/01/36	275
647	ARM, 2.761%, 03/01/37	681
1,602	ARM, 2.762%, 05/01/37	1,670
50	ARM, 2.799%, 12/01/27	53
114	ARM, 2.825%, 03/01/35	119
1,080	ARM, 2.855%, 08/01/36	1,149
1,953	ARM, 2.861%, 10/01/36	2,046
890	ARM, 2.930%, 12/01/36	940
880	ARM, 3.065%, 08/01/36	924
120	ARM, 3.071%, 07/01/36	127
621	ARM, 3.075%, 10/01/37	662
552	ARM, 3.104%, 11/01/37	587
149	ARM, 3.137%, 02/01/37	157
642	ARM, 3.140%, 11/01/36	676
1,090	ARM, 3.145%, 08/01/37	1,167
336	ARM, 3.208%, 12/01/36	355
1,218	ARM, 3.218%, 03/01/36	1,301
7,199	ARM, 3.230%, 06/01/37	7,680
646	ARM, 3.240%, 12/01/36	680
1,712	ARM, 3.280%, 01/01/37	1,814
153	ARM, 3.294%, 04/01/37	162
3,073	ARM, 3.322%, 03/01/35	3,261
1,497	ARM, 3.364%, 01/01/38	1,597
1,937	ARM, 3.372%, 10/01/35	2,055
1,642	ARM, 3.401%, 04/01/38	1,748
857	ARM, 3.445%, 03/01/37	918

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	249

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
678		ARM, 3.447%, 02/01/37	729
—	(h)	ARM, 3.518%, 12/01/17	—	(h)
258		ARM, 3.535%, 08/01/37	269
1,888		ARM, 3.847%, 03/01/36	1,994
2		ARM, 5.751%, 01/01/27	2
		FHLMC Gold Pools, 15 Year, Single Family,
16,029		4.000%, 07/01/18 - 06/01/26	16,869
92		4.500%, 10/01/18	94
2,177		5.000%, 03/01/18 - 01/01/21	2,224
8,978		5.500%, 08/01/19 - 01/01/24	9,556
1,376		6.000%, 08/01/17 - 12/01/23	1,429
108		6.500%, 04/01/17 - 08/01/21	108
1		7.000%, 03/01/17	1
		FHLMC Gold Pools, 20 Year, Single Family,
502		6.000%, 01/01/19 - 10/01/24	567
11		6.500%, 08/01/18 - 05/01/21	12
2		7.500%, 07/01/17 - 07/01/18	2
		FHLMC Gold Pools, 30 Year, Single Family,
15,164		5.500%, 03/01/34 - 07/01/37	17,069
218		6.000%, 07/01/32	249
299		7.000%, 08/01/38	343
		FHLMC Gold Pools, FHA/VA,
6,785		7.500%, 12/01/36	7,853
1,049		10.000%, 10/01/30	1,136
		FHLMC, 30 Year, Single Family,
—	(h)	8.000%, 04/01/17 - 05/01/19	—	(h)
1		8.250%, 08/01/17	1
		FNMA,
5		ARM, 1.986%, 01/01/19	5
43		ARM, 2.013%, 08/01/37	44
7		ARM, 2.111%, 07/01/27	7
1,889		ARM, 2.119%, 08/01/37	1,946
3		ARM, 2.358%, 03/01/19	3
845		ARM, 2.421%, 04/01/37	876
254		ARM, 2.498%, 10/01/36	268
59		ARM, 2.588%, 04/01/36	61
1,714		ARM, 2.600%, 07/01/37	1,782
1,005		ARM, 2.607%, 02/01/37	1,047
1,573		ARM, 2.616%, 11/01/37	1,660
679		ARM, 2.630%, 08/01/36	719
38		ARM, 2.651%, 07/01/37	41
1,653		ARM, 2.694%, 06/01/27 - 01/01/37	1,721
9		ARM, 2.728%, 05/01/25	9
117		ARM, 2.745%, 01/01/35	122
413		ARM, 2.818%, 07/01/36	438
3		ARM, 2.841%, 08/01/36	3

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,250	ARM, 2.846%, 03/01/37	2,398
391	ARM, 2.868%, 09/01/34	411
1	ARM, 2.875%, 08/01/19	1
706	ARM, 2.905%, 10/01/36	747
362	ARM, 2.932%, 05/01/36	379
250	ARM, 2.933%, 07/01/37	263
568	ARM, 2.956%, 12/01/35	597
179	ARM, 2.990%, 08/01/36	190
810	ARM, 3.006%, 08/01/36	856
1,315	ARM, 3.008%, 11/01/37	1,389
2,197	ARM, 3.050%, 12/01/36	2,319
456	ARM, 3.073%, 04/01/37	481
275	ARM, 3.080%, 03/01/47	284
21	ARM, 3.090%, 06/01/36	22
7	ARM, 3.098%, 10/01/25	7
67	ARM, 3.148%, 12/01/36	71
560	ARM, 3.165%, 08/01/36	594
210	ARM, 3.167%, 01/01/37	222
1,254	ARM, 3.200%, 11/01/37	1,336
182	ARM, 3.271%, 12/01/36	193
830	ARM, 3.360%, 12/01/37	880
1,829	ARM, 3.505%, 03/01/36	1,952
344	ARM, 3.540%, 12/01/36	366
2,872	ARM, 3.616%, 03/01/36	3,055
2,326	ARM, 3.661%, 03/01/36	2,473
1,889	ARM, 3.664%, 10/01/35	2,026
492	ARM, 3.930%, 04/01/38	499
	FNMA, 15 Year, Single Family,
199	4.000%, 08/01/18 - 01/01/19	204
653	4.500%, 05/01/18 - 05/01/19	671
895	5.000%, 12/01/17 - 07/01/20	918
16,553	5.500%, 01/01/18 - 07/01/25	17,632
5,625	6.000%, 11/01/17 - 07/01/24	6,013
1,071	6.500%, 05/01/17 - 03/01/23	1,149
11	7.000%, 05/01/17 - 01/01/18	12
	FNMA, 20 Year, Single Family,
556	5.500%, 05/01/27	618
10	6.000%, 03/01/18 - 07/01/19	11
1,379	6.500%, 04/01/18 - 03/01/25	1,550
282	7.000%, 08/01/20 - 08/01/21	294
	FNMA, 30 Year, FHA/VA,
130	5.500%, 08/01/34	143
11	8.500%, 03/01/27	11
	FNMA, 30 Year, Single Family,
14,843	5.000%, 10/01/39	16,468
20,718	5.500%, 12/01/32 - 04/01/37	23,405

SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
12,925	6.000%, 04/01/35 - 01/01/38	14,796
7,848	6.500%, 03/01/26 - 10/01/38	8,883
3,376	7.000%, 04/01/37 - 08/01/37	3,981
59	8.000%, 12/01/30	65
3	8.500%, 09/01/21	3
23	9.000%, 02/01/31	23
13	9.500%, 07/01/28	14
3	10.000%, 02/01/24	3
	FNMA, Other,
6	4.000%, 07/01/17	6
62	4.500%, 12/01/19	63
24	5.500%, 09/01/17	24
14	6.000%, 09/01/17	14
785	GNMA I, 15 Year, Single Family, 6.500%, 10/15/23	840
	GNMA I, 30 Year, Single Family,
3,590	6.500%, 09/15/38	4,303
8	8.500%, 04/15/25	9
7	9.000%, 09/15/24 - 10/15/26	8
107	9.500%, 07/15/20 - 12/15/25	116
	GNMA II,
36	ARM, 2.000%, 03/20/22 - 01/20/28	37
39	ARM, 2.125%, 05/20/17 - 09/20/22	40
56	ARM, 2.250%, 11/20/25	58
4	ARM, 2.500%, 12/20/17 - 05/20/21	4
6	ARM, 3.000%, 04/20/18 - 05/20/20	6
1	ARM, 3.500%, 10/20/17 - 12/20/17	—	(h)
2	ARM, 4.000%, 08/20/18	2
	GNMA II, 30 Year, Single Family,
2,822	6.000%, 09/20/38	3,206
6,631	7.000%, 08/20/38 - 09/20/38	7,625
10	7.500%, 09/20/28	11
22	8.000%, 09/20/26 - 12/20/27	26
27	8.500%, 03/20/25 - 04/20/25	30

	Total Mortgage-Backed Securities (Cost $239,085)	244,460

U.S. Government Agency Securities — 7.7%
8,500	FFCB, 1.000%, 09/25/17	8,512
	FHLB,
7,500	0.875%, 06/29/18	7,479
28,365	0.875%, 08/05/19	27,972
23,950	1.000%, 09/26/19	23,675
30,855	1.250%, 06/08/18	30,912
35,345	1.750%, 12/14/18	35,644
12,925	2.000%, 09/14/18	13,089
20,000	5.000%, 11/17/17	20,588

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	FHLMC,
25,650	0.750%, 04/09/18	25,571
19,310	0.875%, 10/12/18	19,214
10,000	0.875%, 07/19/19	9,880
32,050	1.000%, 03/08/17	32,053
30,000	1.500%, 01/17/20	29,917
20,000	4.875%, 06/13/18	20,966
	FNMA,
18,325	1.125%, 04/27/17	18,341
19,105	1.125%, 07/20/18	19,113
12,500	1.250%, 08/17/21	12,137
33,500	1.375%, 10/07/21	32,668
10,355	1.528%, 10/09/19 (n)	9,864
21,155	5.375%, 06/12/17	21,433
50,000	Resolution Funding Corp. STRIPS, 1.463%, 10/15/19 (n)	47,970

	Total U.S. Government Agency Securities (Cost $469,397)	466,998

U.S. Treasury Obligations — 48.0%
	U.S. Treasury Notes,
50,000	0.625%, 09/30/17	49,957
130,000	0.625%, 11/30/17	129,797
100,000	0.625%, 04/30/18	99,543
100,000	0.750%, 10/31/17	99,969
200,000	0.750%, 12/31/17	199,781
30,000	0.750%, 10/31/18	29,797
70,000	0.875%, 07/15/18	69,817
70,000	0.875%, 10/15/18	69,707
50,000	0.875%, 07/31/19	49,437
100,000	1.000%, 05/31/18	99,977
40,000	1.000%, 09/15/18	39,927
130,000	1.125%, 06/15/18	130,162
95,000	1.250%, 10/31/18	95,141
60,550	1.250%, 11/30/18	60,626
105,000	1.250%, 01/31/19	105,057
45,000	1.250%, 01/31/20	44,703
20,000	1.375%, 07/31/18	20,086
105,400	1.375%, 09/30/18	105,808
110,000	1.375%, 02/28/19	110,305
20,270	1.375%, 02/29/20	20,187
35,000	1.375%, 08/31/20	34,683
50,000	1.375%, 09/30/20	49,484
50,000	1.375%, 01/31/21	49,293
115,000	1.500%, 12/31/18	115,620
80,690	1.500%, 01/31/19	81,100
75,440	1.500%, 02/28/19	75,811

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	251

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
227,010	1.500%, 05/31/19	227,994
20,000	1.500%, 11/30/19	20,027
100,490	1.625%, 03/31/19	101,220
105,650	1.625%, 04/30/19	106,405
65,000	1.625%, 06/30/19	65,427
100,000	1.625%, 07/31/19	100,625
35,210	2.000%, 11/30/20	35,587
60,200	2.625%, 01/31/18	61,101
20,000	2.625%, 04/30/18	20,373
40,000	2.750%, 02/28/18	40,706
15,000	2.750%, 02/15/19	15,437
75,000	2.875%, 03/31/18	76,518

	Total U.S. Treasury Obligations (Cost $2,912,506)	2,907,195

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.0%
	Investment Company — 1.0%
63,327	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.450% (b)(l) (Cost $63,327)	63,327

	Total Investments — 99.9% (Cost $6,045,772)	6,047,824
	Other Assets in Excess of Liabilities — 0.1%	7,661

	NET ASSETS — 100.0%	$6,055,485

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.9%
750	Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.125%, 04/29/18	782
	Continental Airlines Pass-Through Trust,
231	Series 2003-ERJ1, 7.875%, 07/02/18	239
6	Series 2006-ERJ1, 9.318%, 11/01/19 (e)	7
414	Sprint Spectrum Co. LLC, 3.360%, 09/20/21 (e)	415

	Total Asset-Backed Securities (Cost $1,438)	1,443

Corporate Bonds — 81.9%
	Consumer Discretionary — 14.5%
	Auto Components — 0.6%
230	American Axle & Manufacturing, Inc., 6.250%, 03/15/21	237
515	Icahn Enterprises LP, 4.875%, 03/15/19	523
255	IHO Verwaltungs GmbH, (Germany), 4.125%, (cash),09/15/21 (e) (v)	258

		1,018

	Automobiles — 0.5%
643	Fiat Chrysler Automobiles NV, (United Kingdom), 4.500%, 04/15/20	664
200	Jaguar Land Rover Automotive plc, (United Kingdom), 4.250%, 11/15/19 (e)	205

		869

	Hotels, Restaurants & Leisure — 5.8%
236	CCM Merger, Inc., 9.125%, 05/01/19 (e)	243
585	Choice Hotels International, Inc., 5.700%, 08/28/20	636
300	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	298
	GLP Capital LP,
465	4.375%, 11/01/18	478
40	4.375%, 04/15/21	42
1,415	4.875%, 11/01/20	1,485
1,035	International Game Technology, 7.500%, 06/15/19	1,141
815	International Game Technology plc, 5.625%, 02/15/20 (e)	862
	MGM Resorts International,
1,040	5.250%, 03/31/20	1,094
200	6.625%, 12/15/21	223
475	8.625%, 02/01/19	525
699	NCL Corp. Ltd., 4.750%, 12/15/21 (e)	714
156	Ruby Tuesday, Inc., 7.625%, 05/15/20	151
780	Scientific Games International, Inc., 7.000%, 01/01/22 (e)	830

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hotels, Restaurants & Leisure — continued
66	Seminole Hard Rock Entertainment, Inc., 5.875%, 05/15/21 (e)	68
314	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	342
	Yum! Brands, Inc.,
225	3.750%, 11/01/21	229
155	3.875%, 11/01/20	159

		9,520

	Household Durables — 1.3%
	CalAtlantic Group, Inc.,
415	8.375%, 05/15/18	444
235	8.375%, 01/15/21	274
1,192	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	1,225
250	PulteGroup, Inc., 4.250%, 03/01/21	256

		2,199

	Media — 6.3%
	Cablevision Systems Corp.,
385	7.750%, 04/15/18	404
525	8.000%, 04/15/20	580
146	8.625%, 09/15/17	151
175	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20	176
1,140	CSC Holdings LLC, 8.625%, 02/15/19	1,260
	DISH DBS Corp.,
905	4.250%, 04/01/18	923
650	4.625%, 07/15/17	656
1,479	7.875%, 09/01/19	1,648
871	NAI Entertainment Holdings, 5.000%, 08/01/18 (e)	879
750	Nielsen Finance LLC, 4.500%, 10/01/20	765
2,375	Sirius XM Radio, Inc., 4.250%, 05/15/20 (e)	2,405
500	TEGNA, Inc., 5.125%, 10/15/19	513

		10,360

	Total Consumer Discretionary	23,966

	Consumer Staples — 6.0%
	Beverages — 0.2%
250	Cott Beverages, Inc., (Canada), 6.750%, 01/01/20	258
125	DS Services of America, Inc., (Canada), 10.000%, 09/01/21 (e)	136

		394

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	253

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — 3.5%
	Safeway, Inc.,
502	3.950%, 08/15/20	481
2,740	5.000%, 08/15/19	2,794
	SUPERVALU, Inc.,
1,600	6.750%, 06/01/21	1,596
800	7.750%, 11/15/22	790

		5,661

	Food Products — 1.5%
1,947	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	1,940
444	JBS USA LUX SA, (Brazil), 8.250%, 02/01/20 (e)	455
125	Post Holdings, Inc., 6.750%, 12/01/21 (e)	134

		2,529

	Personal Products — 0.8%
457	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	483
795	Revlon Consumer Products Corp., 5.750%, 02/15/21	801

		1,284

	Total Consumer Staples	9,868

	Energy — 12.7%
	Energy Equipment & Services — 1.6%
158	Precision Drilling Corp., (Canada), 6.500%, 12/15/21	162
	SESI LLC,
562	6.375%, 05/01/19	564
393	7.125%, 12/15/21	404
	Transocean, Inc.,
392	6.000%, 03/15/18	402
233	8.125%, 12/15/21	245
	Weatherford International Ltd.,
415	5.125%, 09/15/20	416
391	7.750%, 06/15/21	422

		2,615

	Oil, Gas & Consumable Fuels — 11.1%
	Antero Resources Corp.,
1,215	5.125%, 12/01/22	1,220
987	5.375%, 11/01/21	1,009
362	California Resources Corp., 8.000%, 12/15/22 (e)	308
	Chesapeake Energy Corp.,
400	6.125%, 02/15/21	387

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
270	6.625%, 08/15/20	269
55	8.000%, 12/15/22 (e)	58
79	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	81
551	Continental Resources, Inc., 5.000%, 09/15/22	562
400	Crestwood Midstream Partners LP, 6.000%, 12/15/20	412
	DCP Midstream Operating LP,
1,640	2.500%, 12/01/17	1,640
150	5.350%, 03/15/20 (e)	157
1,070	Enable Midstream Partners LP, 2.400%, 05/15/19	1,062
316	Encana Corp., (Canada), 3.900%, 11/15/21	324
415	Energy Transfer Equity LP, 7.500%, 10/15/20	466
415	EnLink Midstream Partners LP, 2.700%, 04/01/19	417
1,051	EP Energy LLC, 9.375%, 05/01/20	1,027
306	Newfield Exploration Co., 5.750%, 01/30/22	327
525	NGL Energy Partners LP, 5.125%, 07/15/19	526
800	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	832
	Oasis Petroleum, Inc.,
314	6.500%, 11/01/21	319
232	6.875%, 03/15/22	237
185	ONEOK Partners LP, 3.200%, 09/15/18	189
	QEP Resources, Inc.,
366	6.800%, 04/01/18	377
162	6.800%, 03/01/20	170
298	6.875%, 03/01/21	315
800	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	840
227	RSP Permian, Inc., 6.625%, 10/01/22	240
158	SM Energy Co., 6.500%, 11/15/21	162
	Sunoco LP,
1,000	5.500%, 08/01/20	1,008
211	6.250%, 04/15/21	214
800	Targa Resources Partners LP, 4.125%, 11/15/19	814
1,000	Tesoro Logistics LP, 5.500%, 10/15/19	1,060
1,193	Whiting Petroleum Corp., 5.000%, 03/15/19	1,203
140	Williams Cos., Inc. (The), 7.875%, 09/01/21	162

		18,394

	Total Energy	21,009

	Financials — 4.8%
	Banks — 2.0%
545	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18 (x) (y)	578

SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,966	CIT Group, Inc., 3.875%, 02/19/19	2,012
575	Citigroup, Inc., Series Q, VAR, 5.950%, 08/15/20 (x) (y)	601

		3,191

	Capital Markets — 0.1%
204	Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19 (x) (y)	210

	Consumer Finance — 1.7%
	Ally Financial, Inc.,
556	3.250%, 11/05/18	566
270	3.500%, 01/27/19	275
1,700	4.750%, 09/10/18	1,756
	Springleaf Finance Corp.,
26	7.750%, 10/01/21	28
119	8.250%, 12/15/20	131

		2,756

	Diversified Financial Services — 0.5%
300	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	271
505	Nationstar Mortgage LLC, 6.500%, 08/01/18	512

		783

	Insurance — 0.1%
235	CNO Financial Group, Inc., 4.500%, 05/30/20	244

	Thrifts & Mortgage Finance — 0.4%
675	Radian Group, Inc., 5.500%, 06/01/19	709

	Total Financials	7,893

	Health Care — 6.4%
	Health Care Equipment & Supplies — 0.4%
700	Mallinckrodt International Finance SA, 3.500%, 04/15/18	702

	Health Care Providers & Services — 4.2%
450	Centene Corp., 5.625%, 02/15/21	474
	Community Health Systems, Inc.,
191	5.125%, 08/15/18	192
375	7.125%, 07/15/20	353
580	Fresenius Medical Care US Finance, Inc., (Germany), 5.750%, 02/15/21 (e)	631
325	HCA Holdings, Inc., 6.250%, 02/15/21	354
	HCA, Inc.,
521	3.750%, 03/15/19	534
620	4.250%, 10/15/19	645
700	6.500%, 02/15/20	768
825	IASIS Healthcare LLC, 8.375%, 05/15/19	806

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — continued
	Tenet Healthcare Corp.,
658	5.000%, 03/01/19	658
350	6.250%, 11/01/18	371
70	7.500%, 01/01/22 (e)	76
965	VAR, 4.463%, 06/15/20	976

		6,838

	Health Care Technology — 0.9%
1,445	Change Healthcare Holdings, Inc., 11.000%, 12/31/19	1,485

	Pharmaceuticals — 0.9%
	Valeant Pharmaceuticals International, Inc.,
355	5.375%, 03/15/20 (e)	318
635	6.375%, 10/15/20 (e)	578
330	6.750%, 08/15/18 (e)	325
330	7.000%, 10/01/20 (e)	280

		1,501

	Total Health Care	10,526

	Industrials — 8.8%
	Aerospace & Defense — 1.7%
1,510	Arconic, Inc., 5.720%, 02/23/19	1,602
	Bombardier, Inc., (Canada),
554	4.750%, 04/15/19 (e)	569
450	8.750%, 12/01/21 (e)	498

		2,669

	Airlines — 0.6%
536	Allegiant Travel Co., 5.500%, 07/15/19	553
359	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	372
77	United Continental Holdings, Inc., 6.000%, 12/01/20	82

		1,007

	Building Products — 0.4%
90	Airxcel, Inc., 8.500%, 02/15/22 (e)	93
541	Unifrax I LLC, 7.500%, 02/15/19 (e)	539

		632

	Commercial Services & Supplies — 3.3%
1,470	ADT Corp. (The), 6.250%, 10/15/21	1,604
1,024	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	980
1,770	ILFC E-Capital Trust I, VAR, 4.670%, 12/21/65 (e)	1,664
289	Park Aerospace Holdings Ltd., (Ireland), 5.250%, 08/15/22 (e)	301

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	255

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Commercial Services & Supplies — continued
787	West Corp., 4.750%, 07/15/21 (e)	807

		5,356

	Construction & Engineering — 0.9%
460	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	459
1,033	Tutor Perini Corp., 7.625%, 11/01/18	1,038

		1,497

	Electrical Equipment — 0.1%
165	International Wire Group, Inc., 10.750%, 08/01/21 (e)	160

	Machinery — 0.8%
595	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	607
300	Bluewater Holding BV, (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	219
561	Navistar International Corp., 8.250%, 11/01/21	567

		1,393

	Marine — 0.1%
256	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.500%, 11/02/20 (e)	243

	Trading Companies & Distributors — 0.9%
445	Aircastle Ltd., 6.250%, 12/01/19	485
375	H&E Equipment Services, Inc., 7.000%, 09/01/22	395
625	WESCO Distribution, Inc., 5.375%, 12/15/21	647

		1,527

	Total Industrials	14,484

	Information Technology — 6.6%
	Electronic Equipment, Instruments & Components — 0.4%
550	Anixter, Inc., 5.625%, 05/01/19	580

	Internet Software & Services — 0.2%
297	InterActiveCorp., 4.875%, 11/30/18	301

	IT Services — 1.4%
2,240	Alliance Data Systems Corp., 5.875%, 11/01/21 (e)	2,318

	Semiconductors & Semiconductor Equipment — 0.6%
1,000	NXP BV, (Netherlands), 4.125%, 06/15/20 (e)	1,040

	Software — 1.3%
105	CURO Financial Technologies Corp., 12.000%, 03/01/22 (e)	108
800	Infor Software Parent LLC, 7.125%, (cash),05/01/21 (e) (v)	822
750	Infor US, Inc., 5.750%, 08/15/20 (e)	778

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — continued
354	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	362

		2,070

	Technology Hardware, Storage & Peripherals — 2.7%
	Diamond 1 Finance Corp.,
489	4.420%, 06/15/21 (e)	513
260	5.875%, 06/15/21 (e)	275
3,560	EMC Corp., 2.650%, 06/01/20	3,471
400	NCR Corp., 4.625%, 02/15/21	409

		4,668

	Total Information Technology	10,977

	Materials — 8.6%
	Chemicals — 1.5%
	CF Industries, Inc.,
119	3.400%, 12/01/21 (e)	119
730	7.125%, 05/01/20	801
805	Hexion, Inc., 6.625%, 04/15/20	749
380	Momentive Performance Materials, Inc., 3.880%, 10/24/21	372
425	Rain CII Carbon LLC, 8.000%, 12/01/18 (e)	424

		2,465

	Construction Materials — 1.2%
	Cemex SAB de CV, (Mexico),
350	6.500%, 12/10/19 (e)	371
1,430	7.250%, 01/15/21 (e)	1,535

		1,906

	Containers & Packaging — 2.0%
1,000	Ardagh Packaging Finance plc, (Ireland), 4.250%, 09/15/22 (e)	1,014
300	Ball Corp., 4.375%, 12/15/20	315
375	Graphic Packaging International, Inc., 4.750%, 04/15/21	395
550	Owens-Illinois, Inc., 7.800%, 05/15/18	583
520	Reynolds Group Issuer, Inc., (New Zealand), VAR, 4.523%, 07/15/21 (e)	534
400	Sealed Air Corp., 6.500%, 12/01/20 (e)	450

		3,291

	Metals & Mining — 3.8%
395	AK Steel Corp., 7.625%, 05/15/20	403
	Anglo American Capital plc, (United Kingdom),
745	3.625%, 05/14/20 (e)	757
905	4.450%, 09/27/20 (e)	947

SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
500	ArcelorMittal, (Luxembourg), 5.125%, 06/01/20	528
380	BlueScope Steel Finance Ltd., (Australia), 6.500%, 05/15/21 (e)	405
	Freeport-McMoRan, Inc.,
1,105	2.375%, 03/15/18	1,099
500	6.500%, 11/15/20 (e)	514
390	Lundin Mining Corp., (Canada), 7.500%, 11/01/20 (e)	414
430	New Gold, Inc., (Canada), 7.000%, 04/15/20 (e)	438
46	Peabody Securities Finance Corp., 6.000%, 03/31/22 (e)	47
410	Steel Dynamics, Inc., 5.125%, 10/01/21	423
310	United States Steel Corp., 8.375%, 07/01/21 (e)	349

		6,324

	Paper & Forest Products — 0.1%
270	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	239

	Total Materials	14,225

	Real Estate — 1.5%
	Equity Real Estate Investment Trusts (REITs) — 1.5%
800	Equinix, Inc., 5.375%, 01/01/22	845
	Iron Mountain, Inc.,
1,000	4.375%, 06/01/21 (e)	1,028
543	6.000%, 10/01/20 (e)	570
104	VEREIT Operating Partnership LP, 4.125%, 06/01/21	106

	Total Real Estate	2,549

	Telecommunication Services — 7.7%
	Diversified Telecommunication Services — 3.3%
500	Altice Financing SA, (Luxembourg), 6.500%, 01/15/22 (e)	522
610	CenturyLink, Inc., Series R, 5.150%, 06/15/17	615
	Frontier Communications Corp.,
600	7.125%, 03/15/19	638
845	8.125%, 10/01/18	904
1,600	8.500%, 04/15/20	1,697
613	Intelsat Jackson Holdings SA, (Luxembourg), 7.250%, 04/01/19	587
440	Sprint Capital Corp., 6.900%, 05/01/19	469

		5,432

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Wireless Telecommunication Services — 4.4%
750		SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	775
		Sprint Communications, Inc.,
750		7.000%, 08/15/20	809
2,200		9.000%, 11/15/18 (e)	2,409
		T-Mobile USA, Inc.,
1,250		6.125%, 01/15/22	1,324
525		6.250%, 04/01/21	543
1,375		6.542%, 04/28/20	1,414

			7,274

		Total Telecommunication Services	12,706

		Utilities — 4.3%
		Electric Utilities — 0.0% (g)
		Texas Competitive Electric Holdings Co. LLC,
2,925		8.500%, 05/01/20 (d)	9

		Independent Power & Renewable Electricity Producers — 4.3%
		AES Corp.,
850		7.375%, 07/01/21	958
965		VAR, 3.931%, 06/01/19	966
1,400		Calpine Corp., 6.000%, 01/15/22 (e)	1,468
1,500		Dynegy, Inc., 6.750%, 11/01/19	1,545
1,000		GenOn Energy, Inc., 9.875%, 10/15/20	735
388		NRG Energy, Inc., 7.875%, 05/15/21	403
1,033		Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	1,005

			7,080

		Total Utilities	7,089

		Total Corporate Bonds (Cost $134,208)	135,292

SHARES
Common Stocks — 0.5%
		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
—	(h)	Southcross Holdco Equity (a)	32

		Utilities — 0.5%
		Electric Utilities — 0.5%
48		Vistra Energy Corp.	781

		Total Common Stocks (Cost $828)	813

Preferred Stocks — 0.9%
		Financials — 0.9%
		Consumer Finance — 0.4%
23		GMAC Capital Trust I, Series 2, VAR, 6.824%, 02/15/40 ($25 par value)	602

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	257

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — continued
	Insurance — 0.5%
1	XLIT Ltd., (Ireland), Series D, VAR, 4.143%, 04/17/17 ($1,000 par value) @	878

	Total Preferred Stocks (Cost $1,493)	1,480

PRINCIPAL AMOUNT($)
Loan Assignments — 13.6%
	Consumer Discretionary — 4.9%
	Auto Components — 0.2%
395	Key Safety Systems, Inc., Initial Term Loan, VAR, 5.540%, 08/29/21	399

	Hotels, Restaurants & Leisure — 0.9%
743	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	745
592	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.500%, 12/09/20	596
95	Landry’s, Inc., 1st Lien Term Loan, VAR, 4.029%, 09/22/23	96

		1,437

	Internet & Direct Marketing Retail — 0.6%
1,276	Lands’ End, Inc., Initial Term B Loan, VAR, 4.250%, 04/04/21	947

	Leisure Products — 0.5%
760	Delta 2 Sarl, USD Facility B-3, VAR, 5.068%, 07/30/21	762

	Media — 2.4%
304	Charter Communications Operating LLC, 1st Lien Term Loan I, VAR, 3.030%, 01/15/24	306
720	iHeartCommunications, Inc., Term Loan D, VAR, 7.531%, 01/30/19	625
142	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.281%, 07/30/19	123
826	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	829
1,394	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	1,398
678	Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan,VAR, 4.250%, 08/18/23	683

		3,964

	Specialty Retail — 0.3%
505	PetSmart, Inc., Term Loan B, VAR, 4.000%, 03/11/22	497

	Total Consumer Discretionary	8,006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Staples — 3.0%
	Food & Staples Retailing — 1.0%
825	Moran Foods LLC, Term Loan B, VAR, 7.000%, 11/29/23	818
644	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	646
162	SUPERVALU, Inc., Term Loan B, VAR, 5.500%, 03/21/19	163

		1,627

	Food Products — 2.0%
2,750	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.549%, 11/01/18	2,758
606	Hearthside Group Holdings LLC, 1st Lien Term Loan B, VAR, 4.000%, 06/21/21	609

		3,367

	Total Consumer Staples	4,994

	Energy — 1.8%
	Energy Equipment & Services — 0.2%
97	Drillships Ocean Ventures, Inc., Tranche B-1 Term Loan, VAR, 6.063%, 03/31/21	79
291	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	254

		333

	Oil, Gas & Consumable Fuels — 1.6%
96	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	96
117	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	118
403	CITGO Petroleum Corp., Term B Loan, VAR, 4.500%, 07/29/21	405
875	Energy Transfer Equity LP, Term Loan, VAR, 3.529%, 02/02/24	877
797	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 (d)	806
201	Sabine Oil & Gas Corp., Term Loan, VAR, 12.000%, 12/31/18 (d) ^	6
84	Southcross Holdings Borrower LP, Tranche B Term Loan, VAR, 3.500%, 04/13/23	70
298	Western Refining, Inc., 1st Lien Term Loan B, VAR, 5.500%, 06/23/23	299

		2,677

	Total Energy	3,010

	Health Care — 1.2%
	Health Care Providers & Services — 0.8%
139	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, VAR, 3.781%, 02/16/23	140

SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Health Care Providers & Services — continued
476	CHG Healthcare Services, Inc., Term Loan B, VAR, 4.750%, 06/07/23	482
203	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 5.000%, 06/07/23	206
506	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	506

		1,334

	Pharmaceuticals — 0.4%
397	Endo Pharmaceutical, 2015 Incremental Term B Loan, VAR, 3.813%, 09/26/22	399
328	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.530%, 04/01/22	330

		729

	Total Health Care	2,063

	Industrials — 0.9%
	Airlines — 0.2%
384	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.273%, 10/18/18	386

	Commercial Services & Supplies — 0.3%
395	University Support Services LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/06/22	400

	Industrial Conglomerates — 0.2%
284	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	272

	Marine — 0.2%
412	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.563%, 07/25/21	381

	Total Industrials	1,439

	Materials — 0.8%
	Chemicals — 0.8%
757	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.498%, 02/01/20	766
497	Gemini HDPE LLC, Advance, VAR, 4.039%, 08/06/21	503

	Total Materials	1,269

	Real Estate — 0.3%
	Equity Real Estate Investment Trusts (REITs) — 0.3%
536	MGM Growth Properties, Term Loan B, VAR, 3.281%, 04/25/23	540

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
144	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	145

	Utilities — 0.6%
	Electric Utilities — 0.6%
512	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.304%, 06/30/17	513
454	Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 3.531%, 08/04/23	456
103	Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 3.531%, 08/04/23	104

	Total Utilities	1,073

	Total Loan Assignments (Cost $23,096)	22,539

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
48	Vistra Energy Corp., expiring 12/31/49 (a) (Cost $—)	58

SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
1,864	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.450% (b) (l) (Cost $1,864)	1,864

	Total Investments — 98.9% (Cost $162,927)	163,489
	Other Assets in Excess of Liabilities — 1.1%	1,892

	NET ASSETS — 100.0%	$165,381

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	259

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 13.6%
4,000	Financing Corp. STRIPS, 1.415%, 11/30/17 (n)	3,972
5,663	New Valley Generation I, 7.299%, 03/15/19	5,966
2,236	New Valley Generation II, 5.572%, 05/01/20	2,381

	Total U.S. Government Agency Securities (Cost $12,280)	12,319

U.S. Treasury Obligations — 84.3%
	U.S. Treasury Note,
8,500	0.625%, 04/30/18	8,461
9,000	0.750%, 10/31/17	8,997
675	0.875%, 07/31/19	668
1,325	1.000%, 06/30/19	1,315
2,000	1.000%, 08/31/19	1,982
3,000	1.125%, 03/31/20	2,964
9,000	1.250%, 10/31/18	9,013
4,000	1.250%, 02/29/20	3,970
3,000	1.375%, 08/31/20	2,973
8,000	1.500%, 10/31/19	8,015
8,000	1.750%, 10/31/18	8,079
4,500	2.000%, 02/28/21	4,543
5,000	2.125%, 08/31/20	5,083
2,000	2.125%, 01/31/21	2,029
7,000	2.625%, 11/15/20	7,235
1,000	3.125%, 05/15/21	1,054

	Total U.S. Treasury Obligations (Cost $76,675)	76,381

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.6%
	Investment Company — 1.6%
1,456	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.430% (b) (l) (Cost $1,456)	1,456

	Total Investments — 99.5% (Cost $90,411)	90,156
	Other Assets in Excess of Liabilities — 0.5%	414

	NET ASSETS — 100.0%	$90,570

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

J.P. Morgan Income Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

ACE	— Adjusted Current Earnings
ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2017.
AUD	— Australian Dollar
BRL	— Brazilian Real
CMBS	— Commercial Mortgage-Backed Security
CMO	— Collateralized Mortgage Obligation
CSMC	— Credit Suisse Mortgage Trust
DIP	— Debtor-in-possession
ESOP	— Employee Stock Ownership Program
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2017. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
MLP	— Master Limited Partnership
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2017.
TBA	— To Be Announced
USD	— United States Dollar
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2017.
ZAR	— South African Rand

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(k)	— All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of February 28, 2017.
(n)	— The rate shown is the effective yield as of February 28, 2017.
(r)	— Rates shown are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2017.

(y)	— Preferred Security.
@

—  The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of February 28, 2017.

^	— All or a portion of the security is unsettled as of February 28, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

	Fund	Value
	Inflation Managed Bond Fund	$25,832

[1]	— Security matures in 2110.
[2]	— Security matures in 2115.
[3]	— Security matures in 2105.
[4]	— Security matures in 2111.
[5]	— Security matures in 2114.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	261

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2017

(Amounts in thousands, except per share amounts)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$26,985,967	$8,244,654	$1,255,351
Investments in affiliates, at value	529,794	252,161	104,347

Total investment securities, at value	27,515,761	8,496,815	1,359,698
Foreign currency, at value	—	250	—
Deposits at broker for futures contracts	—	675	—
Receivables:
Due from custodian	—	4,343	—
Investment securities sold	12,583	12,909	7
Investment securities sold — delayed delivery securities	—	48,216	—
Fund shares sold	50,831	27,759	3,886
Interest and dividends from non-affiliates	114,099	50,263	4,063
Dividends from affiliates	352	204	27
Tax reclaims	—	41	—
Variation margin on centrally cleared swaps	—	149	—
Unrealized appreciation on forward foreign currency exchange contracts	—	62	—
Unrealized appreciation on unfunded commitments	—	3	—

Total Assets	27,693,626	8,641,689	1,367,681

LIABILITIES:
Payables:
Due to custodian	4,625	835	1
Distributions	20	—	—
Investment securities purchased	78,336	57,998	—
Investment securities purchased — delayed delivery securities	—	137,883	—
Fund shares redeemed	57,660	6,317	6,776
Variation margin on futures contracts	—	36	—
Unrealized depreciation on forward foreign currency exchange contracts	—	168	—
Accrued liabilities:
Investment advisory fees	5,420	1,468	106
Administration fees	1,192	389	42
Distribution fees	1,074	378	163
Shareholder servicing fees	924	34	13
Custodian and accounting fees	186	82	19
Collateral management fees	—	7	—
Trustees’ and Chief Compliance Officer’s fees	—	13	—
Audit fees	53	61	37
Sub-transfer agency fees	1,936	406	443
Other	1,400	485	141

Total Liabilities	152,826	206,560	7,741

Net Assets	$27,540,800	$8,435,129	$1,359,940

SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
NET ASSETS:
Paid-in-Capital	$27,081,539	$8,440,001	$1,331,047
Accumulated undistributed (distributions in excess of) net investment income	5,399	2,665	196
Accumulated net realized gains (losses)	8,401	(11,279)	(179)
Net unrealized appreciation (depreciation)	445,461	3,742	28,876

Total Net Assets	$27,540,800	$8,435,129	$1,359,940

Net Assets:
Class A	$2,567,827	$1,074,610	$527,069
Class C	914,004	276,380	67,251
Class L (formerly Institutional Class)	—	1,309,781	—
Class R2	112,325	34,380	57,838
Class R3	439	20	499
Class R4	20	20	33
Class R5	437,365	20	—
Class R6	11,462,704	4,548,970	66,335
Class I (formerly Select Class)	12,046,116	1,190,948	640,915

Total	$27,540,800	$8,435,129	$1,359,940

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	222,259	130,778	50,027
Class C	78,621	33,452	6,403
Class L (formerly Institutional Class)	—	159,256	—
Class R2	9,736	4,185	5,495
Class R3	38	2	48
Class R4	2	2	3
Class R5	37,934	2	—
Class R6	991,739	553,346	6,301
Class I (formerly Select Class)	1,043,374	144,951	60,870

Net Asset Value (a):
Class A — Redemption price per share	$11.55	$8.22	$10.54
Class C — Offering price per share (b)	11.63	8.26	10.50
Class L (formerly Institutional Class) — Offering and redemption price per share	—	8.22	—
Class R2 — Offering and redemption price per share	11.54	8.21	10.53
Class R3 — Offering and redemption price per share	11.53	8.21	10.53
Class R4 — Offering and redemption price per share	11.54	8.21	10.53
Class R5 — Offering and redemption price per share	11.53	8.22	—
Class R6 — Offering and redemption price per share	11.56	8.22	10.53
Class I (formerly Select Class) — Offering and redemption price per share	11.55	8.22	10.53
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share	—	—	—
[net asset value per share/(100% — maximum sales charge)]	$12.00	$8.54	$10.95

Cost of investments in non-affiliates	$26,540,602	$8,236,816	$1,226,475
Cost of investments in affiliates	529,698	252,061	104,347
Cost of foreign currency	—	248	—
Premiums paid on swaps	—	3,573	—
Premiums received on swaps	—	623	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	263

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands, except per share amounts)

	High Yield Fund	Inflation Managed Bond Fund		Limited Duration Bond Fund
ASSETS:
Investments in non-affiliates, at value	$12,525,014	$1,436,592		$1,076,369
Investments in affiliates, at value	425,612	8,854		110,281
Investments in affiliates — restricted, at value	—	25,832		—

Total investment securities, at value	12,950,626	1,471,278		1,186,650
Cash	1,621	—	(a)	—	(a)
Receivables:
Investment securities sold	125,457	14		29
Fund shares sold	79,622	660		1,357
Interest and dividends from non-affiliates	196,922	8,024		1,764
Dividends from affiliates	130	7		62
Tax reclaims	750	—		—
Variation margin on centrally cleared swaps	57	—		—
Unrealized appreciation on unfunded commitments	124	—		—
Outstanding swap contracts, at value	—	6,651		—

Total Assets	13,355,309	1,486,634		1,189,862

LIABILITIES:
Payables:
Investment securities purchased	60,553	1,491		1,833
Fund shares redeemed	24,125	4,706		951
Outstanding swap contracts, at value	—	32,107		—
Accrued liabilities:
Investment advisory fees	5,109	387		138
Administration fees	385	91		25
Distribution fees	313	8		53
Shareholder servicing fees	66	55		60
Custodian and accounting fees	62	32		25
Collateral management fees	5	7		—
Trustees’ and Chief Compliance Officer’s fees	12	2		—
Audit fees	76	49		39
Sub-transfer agency fees	1,303	50		42
Other	1,253	426		55

Total Liabilities	93,262	39,411		3,221

Net Assets	$13,262,047	$1,447,223		$1,186,641

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
NET ASSETS:
Paid-in-Capital	$13,380,849	$1,484,086	$1,220,749
Accumulated undistributed (distributions in excess of) net investment income	947	1,358	(253)
Accumulated net realized gains (losses)	(401,910)	(27,039)	(28,901)
Net unrealized appreciation (depreciation)	282,161	(11,182)	(4,954)

Total Net Assets	$13,262,047	$1,447,223	$1,186,641

Net Assets:
Class A	$977,249	$26,932	$149,919
Class C	211,878	5,807	41,003
Class R2	8,591	—	—
Class R5	70,096	711	—
Class R6	5,558,568	855,276	757,219
Class I (formerly Select Class)	6,435,665	558,497	238,500

Total	$13,262,047	$1,447,223	$1,186,641

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	131,314	2,604	15,009
Class C	28,423	564	4,150
Class R2	1,156	—	—
Class R5	9,357	68	—
Class R6	742,958	82,589	75,707
Class I (formerly Select Class)	860,235	54,014	23,881

Net Asset Value (a):
Class A — Redemption price per share	$7.44	$10.34	$9.99
Class C — Offering price per share (b)	7.45	10.29	9.88
Class R2 — Offering and redemption price per share	7.43	—	—
Class R5 — Offering and redemption price per share	7.49	10.39	—
Class R6 — Offering and redemption price per share	7.48	10.36	10.00
Class I (formerly Select Class) — Offering and redemption price per share	7.48	10.34	9.99
Class A maximum sales charge	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$7.73	$10.74	$10.22

Cost of investments in non-affiliates	$12,250,963	$1,422,318	$1,081,331
Cost of investments in affiliates	425,612	8,854	110,273
Cost of investments in affiliates — restricted	—	25,832	—
Premiums paid on swaps	12,249	—	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	265

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands, except per share amounts)

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration High Yield Fund	Treasury & Agency Fund
ASSETS:
Investments in non-affiliates, at value	$2,318,132	$5,984,497	$161,625	$88,700
Investments in affiliates, at value	43,387	63,327	1,864	1,456

Total investment securities, at value	2,361,519	6,047,824	163,489	90,156
Cash	—	—	42	—	(a)
Receivables:
Investment securities sold	1,548	28,463	2,002	—
Fund shares sold	10,879	12,049	524	84
Interest and dividends from non-affiliates	6,627	25,673	2,135	481
Dividends from affiliates	11	11	1	—	(a)
Tax reclaims	—	—	17	—
Due from adviser	—	—	—	—	(a)
Other assets	1	—	—	—

Total Assets	2,380,585	6,114,020	168,210	90,721

LIABILITIES:
Payables:
Due to custodian	1,138	70	—	—
Investment securities purchased	4,318	49,057	2,679	—
Investment securities purchased — delayed delivery securities	6,113	—	—	—
Fund shares redeemed	3,398	6,168	25	76
Accrued liabilities:
Investment advisory fees	374	924	34	—
Administration fees	—	220	—	—
Distribution fees	38	155	1	4
Shareholder servicing fees	88	500	14	11
Custodian and accounting fees	57	91	8	5
Trustees’ and Chief Compliance Officer’s fees	2	16	—	—
Audit fees	41	46	56	37
Sub-transfer agency fees	92	45	1	5
Other	125	1,243	11	13

Total Liabilities	15,784	58,535	2,829	151

Net Assets	$2,364,801	$6,055,485	$165,381	$90,570

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration High Yield Fund	Treasury & Agency Fund
NET ASSETS:
Paid-in-Capital	$2,332,905	$6,057,406	$179,425	$90,823
Accumulated undistributed (distributions in excess of) net investment income	778	127	76	(2)
Accumulated net realized gains (losses)	(3,248)	(4,100)	(14,682)	4
Net unrealized appreciation (depreciation)	34,366	2,052	562	(255)

Total Net Assets	$2,364,801	$6,055,485	$165,381	$90,570

Net Assets:
Class A	$142,557	$535,288	$4,246	$20,123
Class C	18,062	89,565	1,283	—
Class R6	1,182,534	2,563,439	34,516	—
Class I (formerly Select Class)	1,021,648	2,867,193	125,336	70,447

Total	$2,364,801	$6,055,485	$165,381	$90,570

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	12,447	49,500	443	2,155
Class C	1,620	8,230	134	—
Class R6	105,826	236,770	3,601	—
Class I (formerly Select Class)	91,401	264,775	13,078	7,546

Net Asset Value (a):
Class A — Redemption price per share	$11.45	$10.81	$9.59	$9.34
Class C — Offering price per share (b)	11.15	10.88	9.57	—
Class R6 — Offering and redemption price per share	11.17	10.83	9.58	—
Class I (formerly Select Class) — Offering and redemption price per share	11.18	10.83	9.58	9.34
Class A maximum sales charge	3.75%	2.25%	2.25%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.90	$11.06	$9.81	$9.55

Cost of investments in non-affiliates	$2,283,766	$5,982,445	$161,063	$88,955
Cost of investments in affiliates	43,387	63,327	1,864	1,456

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	267

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2017

(Amounts in thousands)

	Core Bond Fund	Core Plus Bond Fund		Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$855,301	$208,043		$37,856
Interest income from affiliates	32	20		2
Dividend income from non-affiliates	—	524		—
Dividend income from affiliates	4,061	2,074		202
Foreign taxes withheld	—	4		—

Total investment income	859,394	210,665		38,060

EXPENSES:
Investment advisory fees	86,923	19,796		4,055
Administration fees	23,743	5,404		1,107
Distribution fees:
Class A	7,518	2,579		1,387
Class C	7,494	2,148		556
Class R2	582	173		314
Class R3 (a)	— (b)	—	(b)	— (b)
Shareholder servicing fees:
Class A	7,518	2,579		1,387
Class C	2,498	716		185
Class L (formerly Institutional Class)	—	1,110		—
Class R2	291	87		157
Class R3 (a)	— (b)	—	(b)	— (b)
Class R4 (a)	— (b)	—	(b)	— (b)
Class R5 (c)	229	—	(b)	—
Class I (formerly Select Class)	30,156	1,741		1,551
Custodian and accounting fees	1,214	520		120
Interest expense to affiliates	—	—	(b)	—
Professional fees	623	315		85
Collateral management fees	—	41		—
Trustees’ and Chief Compliance Officer’s fees	85	47		27
Printing and mailing costs	2,827	525		108
Registration and filing fees	570	645		154
Transfer agency fees (See Note 2.I.)	533	140		164
Sub-transfer agency fees (See Note 2.I.)	10,735	2,373		2,210
Other	401	112		27

Total expenses	183,940	41,051		13,594

Less fees waived	(35,659)	(6,694)		(3,920)
Less earnings credits	(1)	—	(b)	—
Less expense reimbursements	(134)	(367)		(760)

Net expenses	148,146	33,990		8,914

Net investment income (loss)	711,248	176,675		29,146

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	96,242	6,119		4,207
Investments in affiliates	126	64		—
Futures	—	3,397		—
Foreign currency transactions	—	(520)		—
Swaps	—	(897)		—

Net realized gain (loss)	96,368	8,163		4,207

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(418,174)	5,670		(42,766)
Investments in affiliates	96	100		—
Futures	—	(1,547)		—
Foreign currency translations	—	31		—
Swaps	—	(2,489)		—
Unfunded commitments	7	3		—

Change in net unrealized appreciation/depreciation	(418,071)	1,768		(42,766)

Net realized/unrealized gains (losses)	(321,703)	9,931		(38,559)

Change in net assets resulting from operations	$389,545	$186,606		$(9,413)

(a)	Commencement of offering of class of shares effective September 9, 2016.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective September 9, 2016 for Core Plus Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$733,392	$36,078	$19,328
Interest income from affiliates	38	89	1
Dividend income from non-affiliates	9,564	—	—
Dividend income from affiliates	1,688	101	544

Total investment income	744,682	36,268	19,873

EXPENSES:
Investment advisory fees	73,831	5,074	3,140
Administration fees	9,569	1,188	1,029
Distribution fees:
Class A	2,358	73	445
Class C	1,600	33	351
Class R2	43	3	—
Shareholder servicing fees:
Class A	2,358	73	445
Class C	533	11	117
Class R2	22	2	—
Class R5	32	1	—
Class I (formerly Select Class)	14,870	1,513	692
Custodian and accounting fees	395	194	200
Professional fees	240	105	81
Collateral management fees	15	51	—
Trustees’ and Chief Compliance Officer’s fees	57	27	25
Printing and mailing costs	1,320	—	91
Registration and filing fees	468	109	65
Transfer agency fees (See Note 2.I.)	1,399	19	36
Sub-transfer agency fees (See Note 2.I.)	6,739	163	233
Other	134	33	25

Total expenses	115,983	8,672	6,975

Less fees waived	(26,153)	(923)	(2,221)
Less earnings credits	(2)	—	—
Less expense reimbursements	(953)	(66)	—

Net expenses	88,875	7,683	4,754

Net investment income (loss)	655,807	28,585	15,119

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(150,453)	4,760	(236)
Investments in affiliates	— (a)	8	32
Swaps	13,392	(22,164)	—

Net realized gain (loss)	(137,061)	(17,396)	(204)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,340,903	(8,896)	3,507
Investments in affiliates	—	— (a)	8
Swaps	7,986	56,234	—
Unfunded commitments	124	—	—

Change in net unrealized appreciation/depreciation	1,349,013	47,338	3,515

Net realized/unrealized gains (losses)	1,211,952	29,942	3,311

Change in net assets resulting from operations	$1,867,759	$58,527	$18,430

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	269

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund	Short Duration Bond Fund		Short Duration High Yield Fund	Treasury & Agency Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$83,638	$134,982		$8,225	$1,200
Interest income from affiliates	4	—	(a)	— (a)	—
Dividend income from non-affiliates	—	—		189	—
Dividend income from affiliates	735	143		22	4

Total investment income	84,377	135,125		8,436	1,204

EXPENSES:
Investment advisory fees	9,416	24,370		791	302
Administration fees	2,205	7,990		130	82
Distribution fees:
Class A	457	1,339		8	63
Class C	153	745		4	—
Shareholder servicing fees:
Class A	457	1,339		8	63
Class C	51	249		1	—
Class I (formerly Select Class)	2,882	15,435		304	188
Custodian and accounting fees	341	520		54	26
Interest expense to affiliates	1	—		—	—
Professional fees	146	174		107	65
Interest expense to non-affiliates	—	—		—	1
Trustees’ and Chief Compliance Officer’s fees	30	59		23	23
Printing and mailing costs	195	1,270		10	9
Registration and filing fees	113	197		71	29
Transfer agency fees (See Note 2.I.)	47	116		4	6
Sub-transfer agency fees (See Note 2.I.)	644	3,942		2	26
Other	47	176		9	5

Total expenses	17,185	57,921		1,526	888

Less fees waived	(8,129)	(9,603)		(546)	(373)
Less earnings credits	— (a)	—	(a)	—	—
Less expense reimbursements	—	—		— (a)	—

Net expenses	9,056	48,318		980	515

Net investment income (loss)	75,321	86,807		7,456	689

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(1,779)	3,002		(4,607)	59
Investments in affiliates	46	—		—	—

Net realized gain (loss)	(1,733)	3,002		(4,607)	59

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(45,915)	3,927		16,679	(913)
Investments in affiliates	— (a)	—		—	—
Unfunded commitments	— (a)	2		—	—

Change in net unrealized appreciation/depreciation	(45,915)	3,929		16,679	(913)

Net realized/unrealized gains (losses)	(47,648)	6,931		12,072	(854)

Change in net assets resulting from operations	$27,673	$93,738		$19,528	$(165)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$711,248	$674,007	$176,675	$130,807
Net realized gain (loss)	96,368	65,200	8,163	(17,927)
Change in net unrealized appreciation/depreciation	(418,071)	(230,536)	1,768	(96,909)

Change in net assets resulting from operations	389,545	508,671	186,606	15,971

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(66,935)	(77,176)	(25,129)	(20,653)
From net realized gains	(10,135)	(5,773)	—	(1,670)
Class B (a)
From net investment income	—	(58)	—	(6)
Class C
From net investment income	(15,568)	(14,251)	(5,032)	(5,609)
From net realized gains	(3,629)	(1,845)	—	(548)
Class L (formerly Institutional Class)
From net investment income	—	—	(29,844)	(21,960)
From net realized gains	—	—	—	(1,564)
Class R2
From net investment income	(2,334)	(2,105)	(702)	(678)
From net realized gains	(426)	(213)	—	(66)
Class R3 (b)
From net investment income	(1)	—	— (c)	—
From net realized gains	— (c)	—	—	—
Class R4 (b)
From net investment income	— (c)	—	— (c)	—
From net realized gains	— (c)	—	—	—
Class R5 (d)
From net investment income	(11,676)	(9,514)	— (c)	—
From net realized gains	(1,691)	(735)	—	—
Class R6
From net investment income	(323,776)	(283,647)	(95,297)	(47,065)
From net realized gains	(41,298)	(24,825)	—	(5,085)
Class I (formerly Select Class)
From net investment income	(293,299)	(295,000)	(19,468)	(36,145)
From net realized gains	(45,059)	(21,607)	—	(758)

Total distributions to shareholders	(815,827)	(736,749)	(175,472)	(141,807)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,547,472)	1,376,925	3,663,393	1,022,920

NET ASSETS:
Change in net assets	(1,973,754)	1,148,847	3,674,527	897,084
Beginning of period	29,514,554	28,365,707	4,760,602	3,863,518

End of period	$27,540,800	$29,514,554	$8,435,129	$4,760,602

Accumulated undistributed (distributions in excess of) net investment income	$5,399	$7,707	$2,665	$1,529

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Commencement of offering of class of shares effective September 9, 2016.
(c)	Amount rounds to less than 500.
(d)	Commencement of offering of class of shares effective September 9, 2016 for Core Plus Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	271

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$29,146	$28,463	$655,807	$558,430
Net realized gain (loss)	4,207	618	(137,061)	(218,886)
Change in net unrealized appreciation/depreciation	(42,766)	1,041	1,349,013	(1,242,298)

Change in net assets resulting from operations	(9,413)	30,122	1,867,759	(902,754)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(11,468)	(13,051)	(50,388)	(45,574)
From net realized gains	(1,856)	(8,104)	—	(492)
Class B (a)
From net investment income	—	(13)	—	(41)
Class C
From net investment income	(1,013)	(1,092)	(10,279)	(11,837)
From net realized gains	(256)	(968)	—	(126)
Class R2
From net investment income	(1,145)	(1,080)	(440)	(525)
From net realized gains	(202)	(757)	—	(6)
Class R3 (b)
From net investment income	(1)	—	—	—
From net realized gains	— (c)	—	—	—
Class R4 (b)
From net investment income	— (c)	—	—	—
From net realized gains	— (c)	—	—	—
Class R5
From net investment income	—	—	(3,620)	(3,813)
From net realized gains	—	—	—	(36)
Class R6 (d)
From net investment income	(974)	—	(256,840)	(161,050)
From net realized gains	(247)	—	—	(2,073)
Class I (formerly Select Class)
From net investment income	(14,607)	(14,519)	(334,379)	(337,926)
From net realized gains	(2,211)	(8,055)	—	(3,062)

Total distributions to shareholders	(33,980)	(47,639)	(655,946)	(566,561)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	96,551	49,839	2,761,563	483,159

NET ASSETS:
Change in net assets	53,158	32,322	3,973,376	(986,156)
Beginning of period	1,306,782	1,274,460	9,288,671	10,274,827

End of period	$1,359,940	$1,306,782	$13,262,047	$9,288,671

Accumulated undistributed (distributions in excess of) net investment income	$196	$258	$947	$5,287

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Commencement of offering of class of shares effective September 9, 2016 for Government Bond Fund.
(c)	Amount rounds to less than 500.
(d)	Commencement of offering of class of shares effective August 1, 2016 for Government Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$28,585	$25,755	$15,119	$11,408
Net realized gain (loss)	(17,396)	(6,288)	(204)	(165)
Change in net unrealized appreciation/depreciation	47,338	(32,951)	3,515	(6,628)

Change in net assets resulting from operations	58,527	(13,484)	18,430	4,615

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(469)	(751)	(1,617)	(1,452)
Class C
From net investment income	(45)	(30)	(196)	(97)
Class R2
From net investment income	(9)	(2)	—	—
Class R5
From net investment income	(34)	(196)	—	—
Class R6
From net investment income	(15,530)	(10,023)	(10,392)	(3,706)
Class I (formerly Select Class)
From net investment income	(11,002)	(15,877)	(3,176)	(6,303)

Total distributions to shareholders	(27,089)	(26,879)	(15,381)	(11,558)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(144,045)	(183,626)	(69,654)	322,424

NET ASSETS:
Change in net assets	(112,607)	(223,989)	(66,605)	315,481
Beginning of period	1,559,830	1,783,819	1,253,246	937,765

End of period	$1,447,223	$1,559,830	$1,186,641	$1,253,246

Accumulated undistributed (distributions in excess of) net investment income	$1,358	$(229)	$(253)	$(245)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	273

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$75,321	$74,201	$86,807	$100,522
Net realized gain (loss)	(1,733)	1,786	3,002	6,262
Change in net unrealized appreciation/depreciation	(45,915)	2,402	3,929	(41,779)

Change in net assets resulting from operations	27,673	78,389	93,738	65,005

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(4,421)	(4,236)	(3,349)	(2,421)
From net realized gains	(99)	(150)	(589)	(425)
Class B (a)
From net investment income	—	—	—	— (b)
Class C
From net investment income	(414)	(225)	(124)	(147)
From net realized gains	(12)	(9)	(101)	(87)
Class R6
From net investment income	(38,754)	(41,985)	(32,973)	(33,410)
From net realized gains	(764)	(1,179)	(2,937)	(2,444)
Class I (formerly Select Class)
From net investment income	(31,789)	(30,537)	(51,875)	(64,725)
From net realized gains	(708)	(880)	(3,715)	(5,599)

Total distributions to shareholders	(76,961)	(79,201)	(95,663)	(109,258)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(272,200)	101,972	(4,898,492)	(101,531)

NET ASSETS:
Change in net assets	(321,488)	101,160	(4,900,417)	(145,784)
Beginning of period	2,686,289	2,585,129	10,955,902	11,101,686

End of period	$2,364,801	$2,686,289	$6,055,485	$10,955,902

Accumulated undistributed (distributions in excess of) net investment income	$778	$838	$127	$1,645

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Short Duration High Yield Fund		Treasury & Agency Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,456	$9,551	$689	$695
Net realized gain (loss)	(4,607)	(6,895)	59	93
Change in net unrealized appreciation/depreciation	16,679	(12,081)	(913)	259

Change in net assets resulting from operations	19,528	(9,425)	(165)	1,047

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(145)	(134)	(117)	(134)
From net realized gains	—	—	(13)	(26)
Class C
From net investment income	(22)	(11)	—	—
Class R6
From net investment income	(1,586)	(2,816)	—	—
Class I (formerly Select Class)
From net investment income	(5,727)	(6,607)	(576)	(586)
From net realized gains	—	—	(43)	(84)

Total distributions to shareholders	(7,480)	(9,568)	(749)	(830)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(3,966)	(79,606)	(14,227)	(24,709)

NET ASSETS:
Change in net assets	8,082	(98,599)	(15,141)	(24,492)
Beginning of period	157,299	255,898	105,711	130,203

End of period	$165,381	$157,299	$90,570	$105,711

Accumulated undistributed (distributions in excess of) net investment income	$76	$101	$(2)	$2

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	275

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,067,787	$1,289,184	$639,491	$461,853
Distributions reinvested	73,203	77,471	24,306	21,470
Cost of shares redeemed	(1,604,704)	(3,307,992)	(429,790)	(224,501)
Conversion from Class B Shares	—	16,134	—	1,021

Change in net assets resulting from Class A capital transactions	$(463,714)	$(1,925,203)	$234,007	$259,843

Class B (a)
Proceeds from shares issued	$—	$35	$—	$12
Distributions reinvested	—	57	—	6
Cost of shares redeemed	—	(3,500)	—	(322)
Conversion to Class A Shares	—	(16,134)	—	(1,021)

Change in net assets resulting from Class B capital transactions	$—	$(19,542)	$—	$(1,325)

Class C
Proceeds from shares issued	$200,594	$153,635	$86,450	$82,689
Distributions reinvested	17,780	14,985	4,747	5,774
Cost of shares redeemed	(265,609)	(230,260)	(80,585)	(71,859)

Change in net assets resulting from Class C capital transactions	$(47,235)	$(61,640)	$10,612	$16,604

Class L (formerly Institutional Class)
Proceeds from shares issued	$—	$—	$1,157,719	$343,641
Distributions reinvested	—	—	28,625	22,760
Cost of shares redeemed	—	—	(677,177)	(161,023)

Change in net assets resulting from Class L (formerly Institutional Class) capital transactions	$—	$—	$509,167	$205,378

Class R2
Proceeds from shares issued	$34,734	$34,628	$16,268	$27,876
Distributions reinvested	2,516	2,138	390	471
Cost of shares redeemed	(36,454)	(40,726)	(17,248)	(12,096)

Change in net assets resulting from Class R2 capital transactions	$796	$(3,960)	$(590)	$16,251

Class R3 (b)
Proceeds from shares issued	$438	$—	$20	$—
Distributions reinvested	1	—	— (c)	—

Change in net assets resulting from Class R3 capital transactions	$439	$—	$20	$—

Class R4 (b)
Proceeds from shares issued	$20	$—	$20	$—
Distributions reinvested	— (c)	—	— (c)	—

Change in net assets resulting from Class R4 capital transactions	$20	$—	$20	$—

Class R5 (d)
Proceeds from shares issued	$144,937	$206,211	$20	$—
Distributions reinvested	10,336	7,651	— (c)	—
Cost of shares redeemed	(156,022)	(126,009)	—	—

Change in net assets resulting from Class R5 capital transactions	$(749)	$87,853	$20	$—

SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Core Bond Fund		Core Plus Bond Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$2,623,317	$6,249,156	$2,659,080	$1,783,621
Distributions reinvested	345,240	296,498	93,172	48,212
Cost of shares redeemed	(4,496,407)	(2,896,201)	(599,668)	(236,828)

Change in net assets resulting from Class R6 capital transactions	$(1,527,850)	$3,649,453	$2,152,584	$1,595,005

Class I (formerly Select Class)
Proceeds from shares issued	$4,830,464	$5,814,466	$980,467	$308,123
Distributions reinvested	266,061	267,721	16,739	35,211
Cost of shares redeemed	(4,605,704)	(6,432,223)	(239,653)	(1,412,170)

Change in net assets resulting from Class I capital transactions	$490,821	$(350,036)	$757,553	$(1,068,836)

Total change in net assets resulting from capital transactions	$(1,547,472)	$1,376,925	$3,663,393	$1,022,920

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Commencement of offering of class of shares effective September 9, 2016.
(c)	Amount rounds to less than 500.
(d)	Commencement of offering of class of shares effective September 9, 2016 for Core Plus Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	277

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class A
Issued	90,442	110,021	77,016	56,139
Reinvested	6,236	6,617	2,935	2,618
Redeemed	(135,927)	(281,776)	(51,788)	(27,302)
Conversion from Class B Shares	—	1,378	—	123

Change in Class A Shares	(39,249)	(163,760)	28,163	31,578

Class B (a)
Issued	—	3	—	1
Reinvested	—	5	—	1
Redeemed	—	(298)	—	(39)
Conversion to Class A Shares	—	(1,378)	—	(122)

Change in Class B Shares	—	(1,668)	—	(159)

Class C
Issued	16,809	13,038	10,353	10,016
Reinvested	1,509	1,274	570	700
Redeemed	(22,504)	(19,545)	(9,698)	(8,692)

Change in Class C Shares	(4,186)	(5,233)	1,225	2,024

Class L (formerly Institutional Class)
Issued	—	—	139,191	41,799
Reinvested	—	—	3,454	2,772
Redeemed	—	—	(82,023)	(19,545)

Change in Class L (formerly Institutional Class) Shares	—	—	60,622	25,026

Class R2
Issued	2,949	2,961	1,966	3,383
Reinvested	215	183	47	57
Redeemed	(3,102)	(3,480)	(2,079)	(1,466)

Change in Class R2 Shares	62	(336)	(66)	1,974

Class R3 (b)
Issued	38	—	2	—
Reinvested	— (c)	—	— (c)	—

Change in Class R3 Shares	38	—	2	—

Class R4 (b)
Issued	2	—	2	—
Reinvested	— (c)	—	— (c)	—

Change in Class R4 Shares	2	—	2	—

Class R5 (d)
Issued	12,291	17,692	2	—
Reinvested	883	655	— (c)	—
Redeemed	(13,340)	(10,781)	—	—

Change in Class R5 Shares	(166)	7,566	2	—

Class R6
Issued	224,169	533,969	321,357	217,064
Reinvested	29,390	25,344	11,254	5,900
Redeemed	(380,184)	(247,410)	(72,345)	(28,834)

Change in Class R6 Shares	(126,625)	311,903	260,266	194,130

SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Core Bond Fund		Core Plus Bond Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
SHARE TRANSACTIONS: (continued)
Class I (formerly Select Class)
Issued	410,399	495,668	118,908	37,482
Reinvested	22,703	22,898	2,027	4,271
Redeemed	(391,798)	(550,438)	(29,103)	(172,400)

Change in Class I Shares	41,304	(31,872)	91,832	(130,647)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Commencement of offering of class of shares effective September 9, 2016.
(c)	Amount rounds to less than 500.
(d)	Commencement of offering of class of shares effective September 9, 2016 for Core Plus Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	279

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$215,457	$275,090	$588,637	$672,055
Distributions reinvested	7,468	12,237	48,690	42,259
Cost of shares redeemed	(253,053)	(291,606)	(622,061)	(567,419)
Conversion from Class B Shares	—	2,720	—	3,096

Change in net assets resulting from Class A capital transactions	$(30,128)	$(1,559)	$15,266	$149,991

Class B (a)
Proceeds from shares issued	$—	$30	$—	$43
Distributions reinvested	—	11	—	38
Cost of shares redeemed	—	(671)	—	(1,333)
Conversion to Class A Shares	—	(2,720)	—	(3,096)

Change in net assets resulting from Class B capital transactions	$—	$(3,350)	$—	$(4,348)

Class C
Proceeds from shares issued	$23,500	$19,726	$38,494	$26,897
Distributions reinvested	1,092	1,634	9,567	10,999
Cost of shares redeemed	(28,375)	(24,327)	(57,169)	(84,351)

Change in net assets resulting from Class C capital transactions	$(3,783)	$(2,967)	$(9,108)	$(46,455)

Class R2
Proceeds from shares issued	$30,565	$28,842	$2,665	$3,650
Distributions reinvested	859	1,175	326	431
Cost of shares redeemed	(32,995)	(21,862)	(3,910)	(4,621)

Change in net assets resulting from Class R2 capital transactions	$(1,571)	$8,155	$(919)	$(540)

Class R3 (b)
Proceeds from shares issued	$497	$—	$—	$—
Distributions reinvested	1	—	—	—

Change in net assets resulting from Class R3 capital transactions	$498	$—	$—	$—

Class R4 (b)
Proceeds from shares issued	$33	$—	$—	$—
Distributions reinvested	— (c)	—	—	—

Change in net assets resulting from Class R4 capital transactions	$33	$—	$—	$—

Class R5
Proceeds from shares issued	$—	$—	$21,151	$19,127
Distributions reinvested	—	—	3,322	3,552
Cost of shares redeemed	—	—	(18,536)	(32,841)

Change in net assets resulting from Class R5 capital transactions	$—	$—	$5,937	$(10,162)

Class R6 (d)
Proceeds from shares issued	$85,832	$—	$1,952,004	$2,263,337
Distributions reinvested	1,221	—	243,295	149,887
Cost of shares redeemed	(17,870)	—	(795,906)	(276,392)

Change in net assets resulting from Class R6 capital transactions	$69,183	$—	$1,399,393	$2,136,832

SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Government Bond Fund		High Yield Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS: (continued)
Class I (formerly Select Class)
Proceeds from shares issued	$317,390	$207,849	$3,465,849	$2,078,892
Distributions reinvested	14,171	17,840	211,065	228,026
Cost of shares redeemed	(269,242)	(176,129)	(2,325,920)	(4,049,077)

Change in net assets resulting from Class I capital transactions	$62,319	$49,560	$1,350,994	$(1,742,159)

Total change in net assets resulting from capital transactions	$96,551	$49,839	$2,761,563	$483,159

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Commencement of offering of class of shares effective September 9, 2016 for Government Bond Fund.
(c)	Amount rounds to less than 500.
(d)	Commencement of offering of class of shares effective August 1, 2016 for Government Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	281

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class A
Issued	19,943	25,337	82,031	94,167
Reinvested	696	1,132	6,772	5,918
Redeemed	(23,486)	(26,828)	(86,713)	(79,106)
Conversion from Class B Shares	—	249	—	407

Change in Class A Shares	(2,847)	(110)	2,090	21,386

Class B (a)
Issued	—	3	—	6
Reinvested	—	1	—	5
Redeemed	—	(62)	—	(174)
Conversion to Class A Shares	—	(249)	—	(406)

Change in Class B Shares	—	(307)	—	(569)

Class C
Issued	2,170	1,820	5,378	3,719
Reinvested	102	152	1,329	1,526
Redeemed	(2,652)	(2,245)	(7,929)	(11,691)

Change in Class C Shares	(380)	(273)	(1,222)	(6,446)

Class R2
Issued	2,833	2,662	372	506
Reinvested	80	109	45	60
Redeemed	(3,060)	(2,015)	(545)	(652)

Change in Class R2 Shares	(147)	756	(128)	(86)

Class R3 (b)
Issued	48	—	—	—
Reinvested	— (c)	—	—	—

Change in Class R3 Shares	48	—	—	—

Class R4 (b)
Issued	3	—	—	—
Reinvested	— (c)	—	—	—

Change in Class R4 Shares	3	—	—	—

Class R5
Issued	—	—	2,920	2,616
Reinvested	—	—	459	490
Redeemed	—	—	(2,558)	(4,483)

Change in Class R5 Shares	—	—	821	(1,377)

Class R6 (d)
Issued	7,884	—	268,311	313,320
Reinvested	115	—	33,595	21,110
Redeemed	(1,698)	—	(110,556)	(39,034)

Change in Class R6 Shares	6,301	—	191,350	295,396

Class I (formerly Select Class)
Issued	29,446	19,141	480,661	288,780
Reinvested	1,321	1,650	29,143	31,426
Redeemed	(24,967)	(16,199)	(319,978)	(564,957)

Change in Class I Shares	5,800	4,592	189,826	(244,751)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Commencement of offering of class of shares effective September 9, 2016 for Government Bond Fund.
(c)	Amount rounds to less than 500.
(d)	Commencement of offering of class of shares effective August 1, 2016 for Government Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$17,023	$15,190	$42,442	$92,942
Distributions reinvested	467	751	1,544	1,391
Cost of shares redeemed	(42,549)	(22,673)	(92,904)	(99,104)
Conversion from Class B Shares	—	—	—	122

Change in net assets resulting from Class A capital transactions	$(25,059)	$(6,732)	$(48,918)	$(4,649)

Class B (a)
Proceeds from shares issued	$—	$—	$—	$4
Cost of shares redeemed	—	—	—	(86)
Conversion to Class A Shares	—	—	—	(122)

Change in net assets resulting from Class B capital transactions	$—	$—	$—	$(204)

Class C
Proceeds from shares issued	$3,759	$622	$6,670	$14,826
Distributions reinvested	45	30	187	92
Cost of shares redeemed	(1,611)	(1,485)	(16,885)	(17,520)

Change in net assets resulting from Class C capital transactions	$2,193	$(833)	$(10,028)	$(2,602)

Class R2
Proceeds from shares issued	$787	$358	$—	$—
Distributions reinvested	9	2	—	—
Cost of shares redeemed	(1,161)	(80)	—	—

Change in net assets resulting from Class R2 capital transactions	$(365)	$280	$—	$—

Class R5
Proceeds from shares issued	$415	$1,524	$—	$—
Distributions reinvested	34	196	—	—
Cost of shares redeemed	(11,749)	(2,211)	—	—

Change in net assets resulting from Class R5 capital transactions	$(11,300)	$(491)	$—	$—

Class R6
Proceeds from shares issued	$161,830	$424,960	$117,213	$734,862
Distributions reinvested	15,196	9,688	9,697	3,224
Cost of shares redeemed	(137,330)	(128,254)	(51,913)	(97,953)

Change in net assets resulting from Class R6 capital transactions	$39,696	$306,394	$74,997	$640,133

Class I (formerly Select Class)
Proceeds from shares issued	$153,879	$156,573	$104,903	$411,901
Distributions reinvested	4,597	9,612	2,154	5,449
Cost of shares redeemed	(307,686)	(648,429)	(192,762)	(727,604)

Change in net assets resulting from Class I capital transactions	$(149,210)	$(482,244)	$(85,705)	$(310,254)

Total change in net assets resulting from capital transactions	$(144,045)	$(183,626)	$(69,654)	$322,424

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	283

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class A
Issued	1,656	1,480	4,246	9,289
Reinvested	45	74	154	139
Redeemed	(4,137)	(2,217)	(9,291)	(9,915)
Conversion from Class B Shares	—	—	—	12

Change in Class A Shares	(2,436)	(663)	(4,891)	(475)

Class B (a)
Redeemed	—	—	—	(9)
Conversion to Class A Shares	—	—	—	(12)

Change in Class B Shares	—	—	—	(21)

Class C
Issued	367	61	674	1,499
Reinvested	4	3	19	9
Redeemed	(157)	(145)	(1,707)	(1,771)

Change in Class C Shares	214	(81)	(1,014)	(263)

Class R2
Issued	76	36	—	—
Reinvested	1	— (b)	—	—
Redeemed	(113)	(8)	—	—

Change in Class R2 Shares	(36)	28	—	—

Class R5
Issued	40	149	—	—
Reinvested	3	19	—	—
Redeemed	(1,139)	(217)	—	—

Change in Class R5 Shares	(1,096)	(49)	—	—

Class R6
Issued	15,706	41,783	11,728	73,445
Reinvested	1,474	950	969	323
Redeemed	(13,291)	(12,685)	(5,183)	(9,797)

Change in Class R6 Shares	3,889	30,048	7,514	63,971

Class I (formerly Select Class)
Issued	14,962	15,343	10,492	41,154
Reinvested	447	941	215	545
Redeemed	(29,885)	(63,764)	(19,281)	(72,883)

Change in Class I Shares	(14,476)	(47,480)	(8,574)	(31,184)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$78,482	$122,386	$220,863	$473,231
Distributions reinvested	4,274	4,295	3,864	2,760
Cost of shares redeemed	(146,503)	(56,848)	(216,984)	(172,446)
Conversion from Class B Shares	—	—	—	363

Change in net assets resulting from Class A capital transactions	$(63,747)	$69,833	$7,743	$303,908

Class B (a)
Proceeds from shares issued	$—	$—	$—	$35
Distributions reinvested	—	—	—	— (b)
Cost of shares redeemed	—	—	—	(151)
Conversion to Class A Shares	—	—	—	(363)

Change in net assets resulting from Class B capital transactions	$—	$—	$—	$(479)

Class C
Proceeds from shares issued	$8,567	$14,586	$16,534	$23,148
Distributions reinvested	370	217	215	226
Cost of shares redeemed	(9,763)	(3,258)	(37,966)	(36,175)

Change in net assets resulting from Class C capital transactions	$(826)	$11,545	$(21,217)	$(12,801)

Class R6
Proceeds from shares issued	$95,724	$177,261	$1,440,807	$2,124,251
Subscriptions in-kind (See Note 9)	—	—	44,995	—
Distributions reinvested	37,102	40,071	14,083	21,544
Cost of shares redeemed	(310,536)	(229,992)	(2,106,088)	(1,929,940)

Change in net assets resulting from Class R6 capital transactions	$(177,710)	$(12,660)	$(606,203)	$215,855

Class I (formerly Select Class)
Proceeds from shares issued	$535,331	$412,165	$2,097,279	$2,488,315
Distributions reinvested	24,385	21,595	39,733	44,385
Cost of shares redeemed	(589,633)	(400,506)	(6,415,827)	(3,140,714)

Change in net assets resulting from Class I capital transactions	$(29,917)	$33,254	$(4,278,815)	$(608,014)

Total change in net assets resulting from capital transactions	$(272,200)	$101,972	$(4,898,492)	$(101,531)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	285

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class A
Issued	6,735	10,533	20,372	43,602
Reinvested	369	370	356	254
Redeemed	(12,607)	(4,892)	(19,988)	(15,900)
Conversion from Class B Shares	—	—	—	33

Change in Class A Shares	(5,503)	6,011	740	27,989

Class B (a)
Issued	—	—	—	4
Reinvested	—	—	—	— (b)
Redeemed	—	—	—	(14)
Conversion to Class A Shares	—	—	—	(33)

Change in Class B Shares	—	—	—	(43)

Class C
Issued	755	1,288	1,513	2,122
Reinvested	33	19	20	21
Redeemed	(865)	(288)	(3,477)	(3,312)

Change in Class C Shares	(77)	1,019	(1,944)	(1,169)

Class R6
Issued	8,433	15,585	132,525	195,339
Subscriptions in-kind (See Note 9)	—	—	4,128	—
Reinvested	3,278	3,535	1,297	1,983
Redeemed	(27,560)	(20,216)	(193,738)	(177,528)

Change in Class R6 Shares	(15,849)	(1,096)	(55,788)	19,794

Class I (formerly Select Class)
Issued	47,186	36,302	192,745	228,970
Reinvested	2,155	1,905	3,655	4,084
Redeemed	(52,206)	(35,316)	(590,477)	(288,919)

Change in Class I Shares	(2,865)	2,891	(394,077)	(55,865)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Short Duration High Yield Fund		Treasury & Agency Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,898	$12,531	$5,793	$21,299
Distributions reinvested	145	134	128	155
Cost of shares redeemed	(596)	(11,651)	(20,229)	(13,558)
Conversion from Class B Shares	—	—	—	— (a)

Change in net assets resulting from Class A capital transactions	$1,447	$1,014	$(14,308)	$7,896

Class B (b)
Cost of shares redeemed	$—	$—	$—	$(36)
Conversion to Class A Shares	—	—	—	— (a)

Change in net assets resulting from Class B capital transactions	$—	$—	$—	$(36)

Class C
Proceeds from shares issued	$1,207	$260	$—	$—
Distributions reinvested	22	11	—	—
Cost of shares redeemed	(244)	(303)	—	—

Change in net assets resulting from Class C capital transactions	$985	$(32)	$—	$—

Class R6
Proceeds from shares issued	$6,319	$1,999	$—	$—
Distributions reinvested	1	1	—	—
Cost of shares redeemed	(20,000)	(31,670)	—	—

Change in net assets resulting from Class R6 capital transactions	$(13,680)	$(29,670)	$—	$—

Class I (formerly Select Class)
Proceeds from shares issued	$50,107	$37,758	$35,069	$13,981
Distributions reinvested	1,254	1,247	330	413
Cost of shares redeemed	(44,079)	(89,923)	(35,318)	(46,963)

Change in net assets resulting from Class I capital transactions	$7,282	$(50,918)	$81	$(32,569)

Total change in net assets resulting from capital transactions	$(3,966)	$(79,606)	$(14,227)	$(24,709)

(a)	Amount rounds to less than 500.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	287

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Duration High Yield Fund		Treasury & Agency Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class A
Issued	200	1,294	615	2,265
Reinvested	16	15	14	16
Redeemed	(63)	(1,220)	(2,147)	(1,439)
Conversion from Class B Shares	—	—	—	— (a)

Change in Class A Shares	153	89	(1,518)	842

Class B (b)
Redeemed	—	—	—	(4)
Conversion to Class A Shares	—	—	—	— (a)

Change in Class B Shares	—	—	—	(4)

Class C
Issued	128	28	—	—
Reinvested	2	1	—	—
Redeemed	(26)	(32)	—	—

Change in Class C Shares	104	(3)	—	—

Class R6
Issued	694	215	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	(2,225)	(3,298)	—	—

Change in Class R6 Shares	(1,531)	(3,083)	—	—

Class I (formerly Select Class)
Issued	5,376	3,987	3,720	1,485
Reinvested	134	133	35	44
Redeemed	(4,729)	(9,581)	(3,758)	(4,987)

Change in Class I Shares	781	(5,461)	(3)	(3,458)

(a)	Amount rounds to less than 500.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED FEBRUARY 28, 2017

(Amounts in thousands)

Mortgage-Backed Securities Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$27,673

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(673,133)
Proceeds from disposition of investment securities	721,689
Proceeds from short-term investments — affiliates, net	222,821
Change in unrealized (appreciation)/depreciation on investments	45,915
Net realized (gain)/loss on investments in non-affiliates	1,779
Net realized (gain)/loss on investments in affiliates	(46)
Net amortization (accretion) of income	5,970
Increase in interest and dividends receivable from non-affiliates	(181)
Decrease in dividends receivable from affiliates	60
Increase in other assets	(1)
Decrease in investment advisory fees payable	(66)
Decrease in distribution fees payable	(13)
Decrease in shareholder servicing fees payable	(34)
Decrease in custodian and accounting fees payable	(33)
Decrease in Trustees’ and Chief Compliance Officer’s fees payable	(2)
Decrease in audit fees payable	(5)
Decrease in sub-transfer agent fees payable	(9)
Increase in other accrued expenses payable	13
Decrease in unrealized appreciation on unfunded commitments	— (a)

Net cash provided (used) by operating activities	352,397

Cash flows provided (used) by financing activities:
Increase in due to custodian	1,138
Proceeds from shares issued	716,017
Payment for shares redeemed	(1,058,742)
Cash distributions paid to shareholders (net of reinvestments of $66,131)	(10,830)

Net cash provided (used) by financing activities	(352,417)

Net decrease in cash	(20)

Cash:
Beginning of period	20

End of period	$—

(a)	Amount rounds to less than 500.

Supplemental disclosure of cash flow information:

For the year ended February 28, 2017, the Fund paid $1 in interest expenses to affiliates.

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	289

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Fund
Class A
Year Ended February 28, 2017	$11.75	$0.26	$(0.16)	$0.10	$(0.26)	$(0.04)	$(0.30)
Year Ended February 29, 2016	11.84	0.25	(0.07)	0.18	(0.25)	(0.02)	(0.27)
Year Ended February 28, 2015	11.65	0.27	0.20	0.47	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2014	12.02	0.30	(0.32)	(0.02)	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2013	11.93	0.32	0.11	0.43	(0.32)	(0.02)	(0.34)
Class C
Year Ended February 28, 2017	11.82	0.19	(0.16)	0.03	(0.18)	(0.04)	(0.22)
Year Ended February 29, 2016	11.90	0.17	(0.06)	0.11	(0.17)	(0.02)	(0.19)
Year Ended February 28, 2015	11.71	0.19	0.21	0.40	(0.20)	(0.01)	(0.21)
Year Ended February 28, 2014	12.07	0.22	(0.31)	(0.09)	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2013	11.98	0.25	0.10	0.35	(0.24)	(0.02)	(0.26)
Class R2
Year Ended February 28, 2017	11.73	0.23	(0.14)	0.09	(0.24)	(0.04)	(0.28)
Year Ended February 29, 2016	11.82	0.22	(0.07)	0.15	(0.22)	(0.02)	(0.24)
Year Ended February 28, 2015	11.63	0.24	0.20	0.44	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2014	12.00	0.27	(0.32)	(0.05)	(0.26)	(0.06)	(0.32)
Year Ended February 28, 2013	11.91	0.29	0.11	0.40	(0.29)	(0.02)	(0.31)
Class R3
September 9, 2016 (g) through February 28, 2017	11.93	0.12	(0.35)	(0.23)	(0.13)	(0.04)	(0.17)
Class R4
September 9, 2016 (g) through February 28, 2017	11.93	0.13	(0.34)	(0.21)	(0.14)	(0.04)	(0.18)
Class R5
Year Ended February 28, 2017	11.72	0.30	(0.15)	0.15	(0.30)	(0.04)	(0.34)
Year Ended February 29, 2016	11.82	0.28	(0.07)	0.21	(0.29)	(0.02)	(0.31)
Year Ended February 28, 2015	11.63	0.30	0.21	0.51	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2014	12.00	0.33	(0.31)	0.02	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	11.91	0.36	0.10	0.46	(0.35)	(0.02)	(0.37)
Class R6
Year Ended February 28, 2017	11.75	0.31	(0.15)	0.16	(0.31)	(0.04)	(0.35)
Year Ended February 29, 2016	11.84	0.30	(0.07)	0.23	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2015	11.65	0.31	0.21	0.52	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2014	12.02	0.34	(0.32)	0.02	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	11.92	0.36	0.12	0.48	(0.36)	(0.02)	(0.38)
Class I (formerly Select Class)
Year Ended February 28, 2017	11.74	0.28	(0.14)	0.14	(0.29)	(0.04)	(0.33)
Year Ended February 29, 2016	11.83	0.27	(0.07)	0.20	(0.27)	(0.02)	(0.29)
Year Ended February 28, 2015	11.64	0.28	0.21	0.49	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2014	12.01	0.32	(0.32)	— (h)	(0.31)	(0.06)	(0.37)
Year Ended February 28, 2013	11.92	0.34	0.11	0.45	(0.34)	(0.02)	(0.36)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$11.55	0.91%	$2,567,827	0.74%	2.21%	0.98%	23%
11.75	1.57	3,071,916	0.74	2.11	0.98	22
11.84	4.16	5,034,237	0.74	2.27	0.96	15
11.65	(0.08)	5,237,738	0.75	2.52	0.97	15
12.02	3.56	6,347,063	0.74	2.68	0.97	15

11.63	0.31	914,004	1.39	1.57	1.46	23
11.82	0.98	978,417	1.39	1.47	1.45	22
11.90	3.45	1,047,962	1.39	1.62	1.46	15
11.71	(0.69)	1,216,032	1.40	1.84	1.47	15
12.07	2.91	2,549,712	1.39	2.03	1.47	15

11.54	0.75	112,325	0.99	1.97	1.36	23
11.73	1.32	113,488	0.99	1.87	1.34	22
11.82	3.90	118,352	0.99	2.01	1.24	15
11.63	(0.33)	110,094	1.00	2.28	1.23	15
12.00	3.32	112,812	0.99	2.40	1.22	15

11.53	(1.89)	439	0.86	2.15	0.93	23

11.54	(1.73)	20	0.64	2.35	0.70	23

11.53	1.30	437,365	0.44	2.52	0.53	23
11.72	1.83	446,658	0.44	2.42	0.52	22
11.82	4.49	360,868	0.44	2.56	0.52	15
11.63	0.21	325,239	0.45	2.84	0.53	15
12.00	3.87	286,302	0.44	2.96	0.52	15

11.56	1.40	11,462,704	0.34	2.61	0.40	23
11.75	2.00	13,142,391	0.34	2.52	0.41	22
11.84	4.53	9,552,192	0.38	2.62	0.44	15
11.65	0.24	6,635,284	0.40	2.90	0.48	15
12.02	3.98	5,132,037	0.39	3.01	0.47	15

11.55	1.18	12,046,116	0.55	2.42	0.71	23
11.74	1.77	11,761,684	0.57	2.29	0.71	22
11.83	4.32	12,232,357	0.57	2.43	0.71	15
11.64	0.08	9,526,541	0.58	2.68	0.72	15
12.01	3.73	14,911,091	0.57	2.84	0.72	15

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	291

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Plus Bond Fund
Class A
Year Ended February 28, 2017	$8.15	$0.20	$0.07	$0.27	$(0.20)	$—	$(0.20)
Year Ended February 29, 2016	8.40	0.24	(0.23)	0.01	(0.24)	(0.02)	(0.26)
Year Ended February 28, 2015	8.31	0.27	0.15	0.42	(0.27)	(0.06)	(0.33)
Year Ended February 28, 2014	8.49	0.30	(0.12)	0.18	(0.30)	(0.06)	(0.36)
Year Ended February 28, 2013	8.38	0.31	0.10	0.41	(0.30)	— (g)	(0.30)

Class C
Year Ended February 28, 2017	8.19	0.15	0.07	0.22	(0.15)	—	(0.15)
Year Ended February 29, 2016	8.44	0.18	(0.23)	(0.05)	(0.18)	(0.02)	(0.20)
Year Ended February 28, 2015	8.35	0.22	0.14	0.36	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2014	8.52	0.24	(0.11)	0.13	(0.24)	(0.06)	(0.30)
Year Ended February 28, 2013	8.42	0.26	0.09	0.35	(0.25)	— (g)	(0.25)

Class L (formerly Institutional Class)
Year Ended February 28, 2017	8.16	0.22	0.06	0.28	(0.22)	—	(0.22)
Year Ended February 29, 2016	8.40	0.26	(0.22)	0.04	(0.26)	(0.02)	(0.28)
Year Ended February 28, 2015	8.32	0.28	0.15	0.43	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2014	8.49	0.32	(0.11)	0.21	(0.32)	(0.06)	(0.38)
Year Ended February 28, 2013	8.39	0.33	0.10	0.43	(0.33)	— (g)	(0.33)

Class R2
Year Ended February 28, 2017	8.14	0.17	0.07	0.24	(0.17)	—	(0.17)
Year Ended February 29, 2016	8.39	0.20	(0.23)	(0.03)	(0.20)	(0.02)	(0.22)
Year Ended February 28, 2015	8.30	0.23	0.15	0.38	(0.23)	(0.06)	(0.29)
Year Ended February 28, 2014	8.48	0.26	(0.12)	0.14	(0.26)	(0.06)	(0.32)
Year Ended February 28, 2013	8.38	0.28	0.09	0.37	(0.27)	— (g)	(0.27)

Class R3
September 9, 2016 (h) through February 28, 2017	8.39	0.09	(0.18)	(0.09)	(0.09)	—	(0.09)

Class R4
September 9, 2016 (h) through February 28, 2017	8.39	0.10	(0.18)	(0.08)	(0.10)	—	(0.10)

Class R5
September 9, 2016 (h) through February 28, 2017	8.39	0.10	(0.16)	(0.06)	(0.11)	—	(0.11)

Class R6
Year Ended February 28, 2017	8.15	0.23	0.07	0.30	(0.23)	—	(0.23)
Year Ended February 29, 2016	8.40	0.26	(0.22)	0.04	(0.27)	(0.02)	(0.29)
Year Ended February 28, 2015	8.31	0.29	0.15	0.44	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2014	8.49	0.33	(0.12)	0.21	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	8.38	0.34	0.10	0.44	(0.33)	— (g)	(0.33)

Class I (formerly Select Class)
Year Ended February 28, 2017	8.14	0.23	0.07	0.30	(0.22)	—	(0.22)
Year Ended February 29, 2016	8.39	0.25	(0.23)	0.02	(0.25)	(0.02)	(0.27)
Year Ended February 28, 2015	8.30	0.28	0.14	0.42	(0.27)	(0.06)	(0.33)
Year Ended February 28, 2014	8.48	0.30	(0.11)	0.19	(0.31)	(0.06)	(0.37)
Year Ended February 28, 2013	8.38	0.32	0.09	0.41	(0.31)	— (g)	(0.31)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Amount rounds to less than $0.005.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$8.22	3.34%	$1,074,610	0.74%	2.44%	1.03%	59%
8.15	0.09	836,190	0.75	2.88	1.02	45
8.40	5.10	596,507	0.74	3.18	0.97	52
8.31	2.12	334,499	0.75	3.54	0.95	25
8.49	5.06	568,987	0.73	3.67	0.95	25

8.26	2.64	276,380	1.39	1.80	1.48	59
8.19	(0.60)	263,986	1.40	2.23	1.49	45
8.44	4.37	254,815	1.39	2.58	1.46	52
8.35	1.54	254,763	1.40	2.88	1.45	25
8.52	4.27	559,441	1.38	3.02	1.45	25

8.22	3.46	1,309,781	0.48	2.70	0.56	59
8.16	0.49	804,375	0.49	3.14	0.55	45
8.40	5.24	618,643	0.48	3.39	0.54	52
8.32	2.51	260,210	0.49	3.86	0.56	25
8.49	5.20	51,964	0.47	3.94	0.55	25

8.21	2.91	34,380	1.14	2.05	1.41	59
8.14	(0.34)	34,621	1.15	2.48	1.41	45
8.39	4.70	19,108	1.14	2.79	1.31	52
8.30	1.72	12,063	1.15	3.16	1.20	25
8.48	4.56	9,675	1.13	3.25	1.20	25

8.21	(1.07)	20	0.93	2.22	0.95	59

8.21	(0.95)	20	0.68	2.46	0.70	59

8.22	(0.75)	20	0.49	2.65	0.51	59

8.22	3.68	4,548,970	0.39	2.79	0.42	59
8.15	0.43	2,388,798	0.40	3.22	0.42	45
8.40	5.44	830,958	0.39	3.48	0.43	52
8.31	2.48	326,452	0.40	3.92	0.45	25
8.49	5.40	243,671	0.39	3.99	0.45	25

8.22	3.74	1,190,948	0.45	2.75	0.74	59
8.14	0.21	432,632	0.64	3.00	0.69	45
8.39	5.20	1,542,145	0.64	3.32	0.69	52
8.30	2.23	1,275,145	0.65	3.66	0.70	25
8.48	5.05	1,516,099	0.63	3.78	0.70	25

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	293

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Government Bond Fund
Class A
Year Ended February 28, 2017	$10.86	$0.22	(f)	$(0.28)	$(0.06)	$(0.22)	$(0.04)	$(0.26)
Year Ended February 29, 2016	11.02	0.23	(f)	— (g)	0.23	(0.24)	(0.15)	(0.39)
Year Ended February 28, 2015	11.03	0.27		0.19	0.46	(0.26)	(0.21)	(0.47)
Year Ended February 28, 2014	11.56	0.29		(0.47)	(0.18)	(0.30)	(0.05)	(0.35)
Year Ended February 28, 2013	11.55	0.30		0.01	0.31	(0.30)	—	(0.30)

Class C
Year Ended February 28, 2017	10.83	0.15	(f)	(0.29)	(0.14)	(0.15)	(0.04)	(0.19)
Year Ended February 29, 2016	10.98	0.15	(f)	0.01	0.16	(0.16)	(0.15)	(0.31)
Year Ended February 28, 2015	10.99	0.19		0.19	0.38	(0.18)	(0.21)	(0.39)
Year Ended February 28, 2014	11.52	0.20		(0.47)	(0.27)	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2013	11.51	0.22		— (g)	0.22	(0.21)	—	(0.21)

Class R2
Year Ended February 28, 2017	10.85	0.20	(f)	(0.28)	(0.08)	(0.20)	(0.04)	(0.24)
Year Ended February 29, 2016	11.01	0.20	(f)	0.01	0.21	(0.22)	(0.15)	(0.37)
Year Ended February 28, 2015	11.02	0.25		0.18	0.43	(0.23)	(0.21)	(0.44)
Year Ended February 28, 2014	11.55	0.26		(0.47)	(0.21)	(0.27)	(0.05)	(0.32)
Year Ended February 28, 2013	11.54	0.28		— (g)	0.28	(0.27)	—	(0.27)

Class R3
September 9, 2016 (h) through February 28, 2017	10.90	0.09	(f)	(0.32)	(0.23)	(0.10)	(0.04)	(0.14)

Class R4
September 9, 2016 (h) through February 28, 2017	10.90	0.10	(f)	(0.32)	(0.22)	(0.11)	(0.04)	(0.15)

Class R6
August 1, 2016 (h) through February 28, 2017	10.97	0.14	(f)	(0.40)	(0.26)	(0.14)	(0.04)	(0.18)

Class I (formerly Select Class)
Year Ended February 28, 2017	10.86	0.25	(f)	(0.29)	(0.04)	(0.25)	(0.04)	(0.29)
Year Ended February 29, 2016	11.02	0.26	(f)	— (g)	0.26	(0.27)	(0.15)	(0.42)
Year Ended February 28, 2015	11.03	0.31		0.18	0.49	(0.29)	(0.21)	(0.50)
Year Ended February 28, 2014	11.56	0.32		(0.48)	(0.16)	(0.32)	(0.05)	(0.37)
Year Ended February 28, 2013	11.54	0.33		0.02	0.35	(0.33)	—	(0.33)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than 0.005.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.54	(0.57)%	$527,069	0.74%	2.07%	1.13%	15%
10.86	2.16	574,262	0.75	2.13	1.13	15
11.02	4.23	583,764	0.75	2.47	1.09	18
11.03	(1.60)	681,612	0.74	2.55	1.05	5
11.56	2.67	777,517	0.74	2.61	1.01	12

10.50	(1.36)	67,251	1.43	1.38	1.49	15
10.83	1.49	73,435	1.48	1.40	1.52	15
10.98	3.47	77,471	1.48	1.74	1.57	18
10.99	(2.35)	86,180	1.47	1.80	1.54	5
11.52	1.94	186,164	1.47	1.89	1.51	12

10.53	(0.82)	57,838	0.99	1.82	1.42	15
10.85	1.92	61,217	1.00	1.88	1.41	15
11.01	3.95	53,792	1.00	2.21	1.37	18
11.02	(1.84)	50,214	0.99	2.31	1.30	5
11.55	2.44	49,501	0.99	2.34	1.26	12

10.53	(2.18)	499	0.83	1.89	0.93	15

10.53	(2.09)	33	0.64	2.01	0.72	15

10.53	(2.37)	66,335	0.34	2.33	0.43	15

10.53	(0.38)	640,915	0.47	2.34	0.83	15
10.86	2.46	597,868	0.48	2.40	0.81	15
11.02	4.51	556,051	0.48	2.74	0.82	18
11.03	(1.36)	685,750	0.47	2.82	0.80	5
11.56	3.02	859,946	0.47	2.88	0.76	12

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	295

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
High Yield Fund
Class A
Year Ended February 28, 2017	$6.65	$0.39	$0.79	$1.18	$(0.39)	$—	$(0.39)
Year Ended February 29, 2016	7.71	0.40	(1.06)	(0.66)	(0.40)	— (e)	(0.40)
Year Ended February 28, 2015	8.08	0.41	(0.19)	0.22	(0.42)	(0.17)	(0.59)
Year Ended February 28, 2014	8.17	0.47	0.12	0.59	(0.47)	(0.21)	(0.68)
Year Ended February 28, 2013	7.89	0.51	0.32	0.83	(0.50)	(0.05)	(0.55)

Class C
Year Ended February 28, 2017	6.66	0.35	0.79	1.14	(0.35)	—	(0.35)
Year Ended February 29, 2016	7.72	0.36	(1.06)	(0.70)	(0.36)	— (e)	(0.36)
Year Ended February 28, 2015	8.09	0.36	(0.19)	0.17	(0.37)	(0.17)	(0.54)
Year Ended February 28, 2014	8.18	0.43	0.12	0.55	(0.43)	(0.21)	(0.64)
Year Ended February 28, 2013	7.90	0.46	0.33	0.79	(0.46)	(0.05)	(0.51)

Class R2
Year Ended February 28, 2017	6.64	0.36	0.80	1.16	(0.37)	—	(0.37)
Year Ended February 29, 2016	7.70	0.38	(1.06)	(0.68)	(0.38)	— (e)	(0.38)
Year Ended February 28, 2015	8.06	0.38	(0.18)	0.20	(0.39)	(0.17)	(0.56)
Year Ended February 28, 2014	8.15	0.45	0.11	0.56	(0.44)	(0.21)	(0.65)
Year Ended February 28, 2013	7.88	0.49	0.31	0.80	(0.48)	(0.05)	(0.53)

Class R5
Year Ended February 28, 2017	6.69	0.41	0.80	1.21	(0.41)	—	(0.41)
Year Ended February 29, 2016	7.75	0.42	(1.06)	(0.64)	(0.42)	— (e)	(0.42)
Year Ended February 28, 2015	8.12	0.43	(0.19)	0.24	(0.44)	(0.17)	(0.61)
Year Ended February 28, 2014	8.21	0.50	0.11	0.61	(0.49)	(0.21)	(0.70)
Year Ended February 28, 2013	7.93	0.53	0.33	0.86	(0.53)	(0.05)	(0.58)

Class R6
Year Ended February 28, 2017	6.68	0.41	0.80	1.21	(0.41)	—	(0.41)
Year Ended February 29, 2016	7.74	0.42	(1.06)	(0.64)	(0.42)	— (e)	(0.42)
Year Ended February 28, 2015	8.11	0.43	(0.19)	0.24	(0.44)	(0.17)	(0.61)
Year Ended February 28, 2014	8.20	0.50	0.11	0.61	(0.49)	(0.21)	(0.70)
Year Ended February 28, 2013	7.91	0.53	0.34	0.87	(0.53)	(0.05)	(0.58)

Class I (formerly Select Class)
Year Ended February 28, 2017	6.68	0.40	0.80	1.20	(0.40)	—	(0.40)
Year Ended February 29, 2016	7.75	0.42	(1.07)	(0.65)	(0.42)	— (e)	(0.42)
Year Ended February 28, 2015	8.11	0.42	(0.18)	0.24	(0.43)	(0.17)	(0.60)
Year Ended February 28, 2014	8.20	0.49	0.12	0.61	(0.49)	(0.21)	(0.70)
Year Ended February 28, 2013	7.92	0.53	0.32	0.85	(0.52)	(0.05)	(0.57)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$7.44	18.04%	$977,249	0.99%	5.38%	1.32%	52%
6.65	(8.73)	859,215	1.00	5.52	1.37	52
7.71	2.86	831,346	0.99	5.14	1.35	52
8.08	7.57	1,066,865	1.04	5.84	1.32	54
8.17	10.98	964,864	1.12	6.32	1.33	65

7.45	17.38	211,878	1.52	4.84	1.81	52
6.66	(9.26)	197,406	1.55	4.92	1.85	52
7.72	2.27	278,495	1.58	4.55	1.84	52
8.09	7.00	315,026	1.59	5.29	1.81	54
8.18	10.33	348,508	1.68	5.75	1.84	65

7.43	17.74	8,591	1.29	5.08	1.79	52
6.64	(9.06)	8,533	1.30	5.19	1.82	52
7.70	2.62	10,544	1.33	4.80	1.68	52
8.06	7.24	11,019	1.34	5.54	1.56	54
8.15	10.58	16,384	1.36	6.06	1.59	65

7.49	18.40	70,096	0.72	5.64	0.86	52
6.69	(8.46)	57,112	0.75	5.73	0.88	52
7.75	3.06	76,869	0.78	5.36	0.90	52
8.12	7.82	103,378	0.79	6.09	0.86	54
8.21	11.26	102,404	0.82	6.59	0.89	65

7.48	18.49	5,558,568	0.65	5.71	0.73	52
6.68	(8.44)	3,685,406	0.70	5.91	0.76	52
7.74	3.10	1,983,909	0.73	5.41	0.80	52
8.11	7.86	2,202,757	0.74	6.13	0.81	54
8.20	11.42	1,746,074	0.77	6.66	0.84	65

7.48	18.40	6,435,665	0.77	5.58	1.10	52
6.68	(8.64)	4,480,999	0.80	5.66	1.12	52
7.75	3.16	7,089,261	0.83	5.30	1.09	52
8.11	7.76	7,329,642	0.84	6.04	1.06	54
8.20	11.18	8,127,147	0.87	6.57	1.08	65

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	297

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Inflation Managed Bond Fund
Class A
Year Ended February 28, 2017	$10.14	$0.18		$0.19	$0.37	$(0.17)	$—	$(0.17)
Year Ended February 29, 2016	10.37	0.13		(0.22)	(0.09)	(0.14)	—	(0.14)
Year Ended February 28, 2015	10.51	0.12	(e)	(0.14)	(0.02)	(0.12)	—	(0.12)
Year Ended February 28, 2014	10.81	0.12		(0.30)	(0.18)	(0.11)	(0.01)	(0.12)
Year Ended February 28, 2013	10.74	0.15		0.13	0.28	(0.16)	(0.05)	(0.21)

Class C
Year Ended February 28, 2017	10.09	0.11		0.20	0.31	(0.11)	—	(0.11)
Year Ended February 29, 2016	10.33	0.07		(0.23)	(0.16)	(0.08)	—	(0.08)
Year Ended February 28, 2015	10.48	0.05	(e)	(0.13)	(0.08)	(0.07)	—	(0.07)
Year Ended February 28, 2014	10.78	0.04		(0.29)	(0.25)	(0.04)	(0.01)	(0.05)
Year Ended February 28, 2013	10.73	0.08		0.12	0.20	(0.10)	(0.05)	(0.15)

Class R5
Year Ended February 28, 2017	10.18	0.20		0.20	0.40	(0.19)	—	(0.19)
Year Ended February 29, 2016	10.41	0.16		(0.23)	(0.07)	(0.16)	—	(0.16)
Year Ended February 28, 2015	10.55	0.14	(e)	(0.14)	— (f)	(0.14)	—	(0.14)
Year Ended February 28, 2014	10.85	0.11		(0.27)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.77	0.18		0.12	0.30	(0.17)	(0.05)	(0.22)

Class R6
Year Ended February 28, 2017	10.15	0.21		0.20	0.41	(0.20)	—	(0.20)
Year Ended February 29, 2016	10.38	0.16		(0.22)	(0.06)	(0.17)	—	(0.17)
Year Ended February 28, 2015	10.52	0.14	(e)	(0.13)	0.01	(0.15)	—	(0.15)
Year Ended February 28, 2014	10.82	0.14		(0.30)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.74	0.17		0.14	0.31	(0.18)	(0.05)	(0.23)

Class I (formerly Select Class)
Year Ended February 28, 2017	10.14	0.20		0.19	0.39	(0.19)	—	(0.19)
Year Ended February 29, 2016	10.37	0.16		(0.23)	(0.07)	(0.16)	—	(0.16)
Year Ended February 28, 2015	10.51	0.13	(e)	(0.13)	— (f)	(0.14)	—	(0.14)
Year Ended February 28, 2014	10.81	0.13		(0.29)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.74	0.17		0.12	0.29	(0.17)	(0.05)	(0.22)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(e)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$10.34	3.63%	$26,932	0.75%	1.76%		1.21%	41%
10.14	(0.85)	51,090	0.75	1.32		1.15	27
10.37	(0.18)	59,129	0.75	1.15	(e)	1.05	28
10.51	(1.66)	67,620	0.75	1.15		1.05	35
10.81	2.60	160,110	0.74	1.41		1.01	16

10.29	3.05	5,807	1.39	1.08		1.58	41
10.09	(1.53)	3,534	1.40	0.67		1.53	27
10.33	(0.82)	4,453	1.40	0.51	(e)	1.52	28
10.48	(2.27)	5,253	1.40	0.42		1.56	35
10.78	1.89	6,580	1.39	0.72		1.51	16

10.39	3.95	711	0.52	1.94		0.53	41
10.18	(0.64)	11,844	0.55	1.54		0.58	27
10.41	0.02	12,619	0.54	1.34	(e)	0.60	28
10.55	(1.44)	12,774	0.55	1.05		0.65	35
10.85	2.82	58	0.54	1.62		0.56	16

10.36	4.05	855,276	0.47	2.02		0.47	41
10.15	(0.56)	798,786	0.46	1.55		0.46	27
10.38	0.07	505,064	0.48	1.32	(e)	0.50	28
10.52	(1.41)	337,208	0.50	1.29		0.57	35
10.82	2.88	243,756	0.49	1.62		0.51	16

10.34	3.83	558,497	0.60	1.91		0.73	41
10.14	(0.70)	694,213	0.60	1.52		0.72	27
10.37	(0.04)	1,202,468	0.60	1.26	(e)	0.75	28
10.51	(1.47)	1,090,324	0.60	1.20		0.81	35
10.81	2.71	1,141,000	0.59	1.53		0.76	16

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	299

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period	Total return (excludes sales charge) (b)
Limited Duration Bond Fund
Class A
Year Ended February 28, 2017	$9.97	$0.09	$0.02	$0.11	$(0.09)	$9.99	1.13%
Year Ended February 29, 2016	10.02	0.07	(0.05)	0.02	(0.07)	9.97	0.19
Year Ended February 28, 2015	9.96	0.07	0.06	0.13	(0.07)	10.02	1.28
Year Ended February 28, 2014	9.84	0.06	0.14	0.20	(0.08)	9.96	2.01
Year Ended February 28, 2013	9.46	0.13	0.37	0.50	(0.12)	9.84	5.36

Class C
Year Ended February 28, 2017	9.86	0.04	0.02	0.06	(0.04)	9.88	0.63
Year Ended February 29, 2016	9.91	0.02	(0.05)	(0.03)	(0.02)	9.86	(0.31)
Year Ended February 28, 2015	9.86	0.02	0.05	0.07	(0.02)	9.91	0.72
Year Ended February 28, 2014	9.74	0.01	0.14	0.15	(0.03)	9.86	1.49
Year Ended February 28, 2013	9.37	0.08	0.37	0.45	(0.08)	9.74	4.80

Class R6
Year Ended February 28, 2017	9.98	0.13	0.03	0.16	(0.14)	10.00	1.58
Year Ended February 29, 2016	10.03	0.11	(0.04)	0.07	(0.12)	9.98	0.66
Year Ended February 28, 2015	9.98	0.12	0.04	0.16	(0.11)	10.03	1.63
Year Ended February 28, 2014	9.85	0.10	0.15	0.25	(0.12)	9.98	2.51
Year Ended February 28, 2013	9.47	0.17	0.38	0.55	(0.17)	9.85	5.80

Class I (formerly Select Class)
Year Ended February 28, 2017	9.96	0.11	0.04	0.15	(0.12)	9.99	1.47
Year Ended February 29, 2016	10.02	0.10	(0.06)	0.04	(0.10)	9.96	0.35
Year Ended February 28, 2015	9.96	0.10	0.05	0.15	(0.09)	10.02	1.55
Year Ended February 28, 2014	9.84	0.08	0.14	0.22	(0.10)	9.96	2.23
Year Ended February 28, 2013	9.46	0.16	0.37	0.53	(0.15)	9.84	5.61

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
	Ratios to average net assets
Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$149,919	0.68%	0.89%	0.95%	21%
198,338	0.68	0.70	0.95	23
204,080	0.68	0.74	0.93	24
185,550	0.67	0.60	0.93	23
63,879	0.67	1.37	0.95	24

41,003	1.18	0.39	1.44	21
50,910	1.18	0.20	1.44	23
53,773	1.18	0.24	1.42	24
57,659	1.17	0.10	1.42	23
63,760	1.17	0.87	1.45	24

757,219	0.23	1.35	0.37	21
680,614	0.23	1.14	0.37	23
42,352	0.23	1.21	0.39	24
18,305	0.22	1.05	0.42	23
8,301	0.22	1.79	0.45	24

238,500	0.43	1.14	0.65	21
323,384	0.43	0.95	0.63	23
637,355	0.43	1.00	0.65	24
548,277	0.42	0.85	0.67	23
377,532	0.42	1.61	0.70	24

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	301

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mortgage-Backed Securities Fund
Class A
Year Ended February 28, 2017	$11.66	$0.29	(f)	$(0.21)	$0.08	$(0.28)	$(0.01)	$(0.29)
Year Ended February 29, 2016	11.65	0.30	(f)	0.02	0.32	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2015	11.58	0.34		0.08	0.42	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2014	11.84	0.35		(0.30)	0.05	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2013	11.75	0.34		0.08	0.42	(0.33)	—	(0.33)

Class C
Year Ended February 28, 2017	11.36	0.23	(f)	(0.20)	0.03	(0.23)	(0.01)	(0.24)
Year Ended February 29, 2016	11.36	0.23	(f)	0.03	0.26	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2015	11.30	0.27		0.09	0.36	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2014	11.57	0.26		(0.27)	(0.01)	(0.25)	(0.01)	(0.26)
July 2, 2012 (g) through February 28, 2013	11.55	0.17		0.04	0.21	(0.19)	—	(0.19)

Class R6
Year Ended February 28, 2017	11.38	0.33	(f)	(0.20)	0.13	(0.33)	(0.01)	(0.34)
Year Ended February 29, 2016	11.39	0.34	(f)	0.01	0.35	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2015	11.32	0.38		0.09	0.47	(0.39)	(0.01)	(0.40)
Year Ended February 28, 2014	11.59	0.36		(0.27)	0.09	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2013	11.51	0.38		0.07	0.45	(0.37)	—	(0.37)

Class I (formerly Select Class)
Year Ended February 28, 2017	11.38	0.31	(f)	(0.19)	0.12	(0.31)	(0.01)	(0.32)
Year Ended February 29, 2016	11.39	0.32	(f)	0.01	0.33	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2015	11.32	0.35		0.10	0.45	(0.37)	(0.01)	(0.38)
Year Ended February 28, 2014	11.59	0.35		(0.28)	0.07	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2013	11.51	0.36		0.08	0.44	(0.36)	—	(0.36)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.45	0.69%	$142,557	0.64%	2.48%	1.05%	27%
11.66	2.82	209,213	0.64	2.56	0.99	16
11.65	3.69	139,104	0.65	2.85	1.02	7
11.58	0.45	149,964	0.65	2.66	0.99	9
11.84	3.57	294,739	0.64	2.88	0.98	19

11.15	0.22	18,062	1.14	2.00	1.54	27
11.36	2.31	19,275	1.14	2.06	1.51	16
11.36	3.21	7,704	1.15	2.36	1.52	7
11.30	(0.10)	6,322	1.15	2.22	1.50	9
11.57	1.81	6,592	1.14	2.08	1.49	19

11.17	1.13	1,182,534	0.24	2.89	0.46	27
11.38	3.14	1,384,768	0.24	2.98	0.46	16
11.39	4.20	1,397,901	0.25	3.25	0.49	7
11.32	0.81	1,604,557	0.25	3.12	0.50	9
11.59	3.97	1,864,649	0.24	3.29	0.48	19

11.18	1.06	1,021,648	0.39	2.74	0.76	27
11.38	2.97	1,073,033	0.39	2.83	0.72	16
11.39	4.05	1,040,420	0.40	3.10	0.75	7
11.32	0.63	1,043,527	0.40	2.89	0.74	9
11.59	3.83	2,242,411	0.39	3.09	0.73	19

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	303

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Bond Fund
Class A
Year Ended February 28, 2017	$10.83	$0.07	$(0.01)	$0.06	$(0.07)	$(0.01)	$(0.08)
Year Ended February 29, 2016	10.87	0.07	(0.03)	0.04	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2015	10.90	0.07	(0.02)	0.05	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2014	10.97	0.07	(0.06)	0.01	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2013	10.97	0.11	— (e)	0.11	(0.11)	— (e)	(0.11)

Class C
Year Ended February 28, 2017	10.90	0.01	(0.01)	— (e)	(0.01)	(0.01)	(0.02)
Year Ended February 29, 2016	10.94	0.01	(0.03)	(0.02)	(0.01)	(0.01)	(0.02)
Year Ended February 28, 2015	10.97	0.01	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)
Year Ended February 28, 2014	11.04	0.01	(0.05)	(0.04)	(0.02)	(0.01)	(0.03)
Year Ended February 28, 2013	11.04	0.05	— (e)	0.05	(0.05)	— (e)	(0.05)

Class R6
Year Ended February 28, 2017	10.84	0.12	— (e)	0.12	(0.12)	(0.01)	(0.13)
Year Ended February 29, 2016	10.89	0.12	(0.03)	0.09	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2015	10.91	0.12	(0.01)	0.11	(0.12)	(0.01)	(0.13)
Year Ended February 28, 2014	10.98	0.12	(0.05)	0.07	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.99	0.16	(0.01)	0.15	(0.16)	— (e)	(0.16)

Class I (formerly Select Class)
Year Ended February 28, 2017	10.84	0.09	0.01	0.10	(0.10)	(0.01)	(0.11)
Year Ended February 29, 2016	10.89	0.10	(0.04)	0.06	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2015	10.91	0.10	(0.02)	0.08	(0.09)	(0.01)	(0.10)
Year Ended February 28, 2014	10.98	0.10	(0.06)	0.04	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2013	10.99	0.13	(0.01)	0.12	(0.13)	— (e)	(0.13)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$10.81	0.55%	$535,288	0.80%	0.61%	0.90%	37%
10.83	0.35	528,045	0.80	0.63	0.92	45
10.87	0.38	225,852	0.80	0.63	0.92	41
10.90	0.11	240,174	0.80	0.63	0.89	38
10.97	0.99	281,110	0.80	0.97	0.86	33

10.88	0.05	89,565	1.30	0.10	1.42	37
10.90	(0.16)	110,872	1.30	0.13	1.41	45
10.94	(0.10)	124,100	1.30	0.13	1.40	41
10.97	(0.39)	154,636	1.30	0.14	1.39	38
11.04	0.50	237,782	1.30	0.48	1.36	33

10.83	1.15	2,563,439	0.30	1.10	0.36	37
10.84	0.77	3,171,892	0.30	1.13	0.35	45
10.89	0.98	2,969,476	0.30	1.12	0.38	41
10.91	0.60	2,819,549	0.30	1.14	0.39	38
10.98	1.40	4,077,991	0.30	1.46	0.36	33

10.83	0.90	2,867,193	0.55	0.83	0.66	37
10.84	0.50	7,145,093	0.55	0.88	0.66	45
10.89	0.72	7,781,780	0.55	0.88	0.65	41
10.91	0.36	7,800,036	0.55	0.88	0.64	38
10.98	1.13	7,712,342	0.55	1.22	0.61	33

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	305

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration High Yield Fund
Class A
Year Ended February 28, 2017	$8.87	$0.42	$0.72		$1.14	$(0.42)	$—	$(0.42)
Year Ended February 29, 2016	9.76	0.41	(0.89)		(0.48)	(0.41)	—	(0.41)
Year Ended February 28, 2015	10.05	0.41	(0.28)		0.13	(0.41)	(0.01)	(0.42)
March 1, 2013 (g) through February 28, 2014	10.00	0.41	(0.02	)(h)	0.39	(0.34)	—	(0.34)

Class C
Year Ended February 28, 2017	8.85	0.37	0.72		1.09	(0.37)	—	(0.37)
Year Ended February 29, 2016	9.75	0.36	(0.89)		(0.53)	(0.37)	—	(0.37)
Year Ended February 28, 2015	10.05	0.36	(0.28)		0.08	(0.37)	(0.01)	(0.38)
March 1, 2013 (g) through February 28, 2014	10.00	0.36	(0.02	)(h)	0.34	(0.29)	—	(0.29)

Class R6
Year Ended February 28, 2017	8.86	0.45	0.73		1.18	(0.46)	—	(0.46)
Year Ended February 29, 2016	9.77	0.44	(0.90)		(0.46)	(0.45)	—	(0.45)
Year Ended February 28, 2015	10.06	0.45	(0.28)		0.17	(0.45)	(0.01)	(0.46)
March 1, 2013 (g) through February 28, 2014	10.00	0.45	(0.01	)(h)	0.44	(0.38)	—	(0.38)

Class I (formerly Select Class)
Year Ended February 28, 2017	8.86	0.44	0.72		1.16	(0.44)	—	(0.44)
Year Ended February 29, 2016	9.76	0.43	(0.89)		(0.46)	(0.44)	—	(0.44)
Year Ended February 28, 2015	10.05	0.44	(0.28)		0.16	(0.44)	(0.01)	(0.45)
March 1, 2013 (g) through February 28, 2014	10.00	0.43	(0.01	)(h)	0.42	(0.37)	—	(0.37)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Commencement of operations.
(h)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)(f)

$9.59	13.07%	$4,246	0.89%		4.43%		1.33%		77%
8.87	(5.03)	2,570	0.90		4.34		1.25		42
9.76	1.31	1,965	0.89		4.15		1.21		73
10.05	4.02	1,415	0.89	(i)	4.13	(i)	1.45	(i)	66

9.57	12.55	1,283	1.39		3.93		1.91		77
8.85	(5.61)	264	1.40		3.82		1.88		42
9.75	0.80	324	1.39		3.63		1.73		73
10.05	3.48	55	1.39	(i)	3.62	(i)	2.15	(i)	66

9.58	13.51	34,516	0.49		4.83		0.75		77
8.86	(4.81)	45,491	0.50		4.65		0.69		42
9.77	1.72	80,234	0.49		4.53		0.70		73
10.06	4.47	41,712	0.48	(i)	4.49	(i)	0.78	(i)	66

9.58	13.34	125,336	0.64		4.68		1.01		77
8.86	(4.86)	108,974	0.65		4.55		0.94		42
9.76	1.54	173,375	0.64		4.40		0.95		73
10.05	4.24	201,219	0.63	(i)	4.36	(i)	1.15	(i)	66

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	307

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income	Net realized gain	Total distributions
Treasury & Agency Fund
Class A
Year Ended February 28, 2017	$9.42	$0.05	$(0.07)	$(0.02)		$(0.05)	$(0.01)	$(0.06)
Year Ended February 29, 2016	9.41	0.04	0.03	0.07		(0.05)	(0.01)	(0.06)
Year Ended February 28, 2015	9.49	0.06	(0.05)	0.01		(0.06)	(0.03)	(0.09)
Year Ended February 28, 2014	9.63	0.08	(0.10)	(0.02)		(0.09)	(0.03)	(0.12)
Year Ended February 28, 2013	9.74	0.09	(0.06)	0.03		(0.09)	(0.05)	(0.14)

Class I (formerly Select Class)
Year Ended February 28, 2017	9.42	0.07	(0.07)	—	(e)	(0.07)	(0.01)	(0.08)
Year Ended February 29, 2016	9.40	0.06	0.04	0.10		(0.07)	(0.01)	(0.08)
Year Ended February 28, 2015	9.48	0.08	(0.05)	0.03		(0.08)	(0.03)	(0.11)
Year Ended February 28, 2014	9.62	0.10	(0.10)	—	(e)	(0.11)	(0.03)	(0.14)
Year Ended February 28, 2013	9.73	0.11	(0.06)	0.05		(0.11)	(0.05)	(0.16)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$9.34	(0.27)%	$20,123	0.70%	0.49%	1.07%	23%
9.42	0.73	34,618	0.70	0.42	1.03	24
9.41	0.12	26,654	0.70	0.64	1.02	23
9.49	(0.20)	44,375	0.70	0.85	0.98	15
9.63	0.23	73,424	0.69	0.89	0.95	19

9.34	(0.04)	70,447	0.45	0.75	0.82	23
9.42	1.05	71,093	0.45	0.66	0.77	24
9.40	0.38	103,513	0.45	0.87	0.78	23
9.48	0.05	132,599	0.45	1.09	0.73	15
9.62	0.48	235,447	0.44	1.14	0.70	19

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	309

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 10 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Core Bond Fund	Class A, Class C, Class R2, Class R3*, Class R4*, Class R5, Class R6 and Class I ^	JPM II	Diversified
Core Plus Bond Fund	Class A, Class C, Class R2, Class R3*, Class R4*, Class R5*, Class R6, Class L** and Class I ^	JPM II	Diversified
Government Bond Fund	Class A, Class C, Class R2, Class R3*, Class R4*, Class R6*** and Class I ^	JPM II	Diversified
High Yield Fund	Class A, Class C, Class R2, Class R5, Class R6 and Class I ^	JPM II	Diversified
Inflation Managed Bond Fund	Class A, Class C, Class R2****, Class R5, Class R6 and Class I ^	JPM I	Diversified
Limited Duration Bond Fund	Class A, Class C, Class R6 and Class I ^	JPM II	Diversified
Mortgage-Backed Securities Fund	Class A, Class C, Class R6 and Class I^	JPM II	Diversified
Short Duration Bond Fund	Class A, Class C, Class R6 and Class I^	JPM II	Diversified
Short Duration High Yield Fund	Class A, Class C, Class R6 and Class I^	JPM I	Diversified
Treasury & Agency Fund	Class A and Class I ^	JPM II	Diversified

^	Effective April 3, 2017, Select Class was renamed Class I.
*	Commenced operations on September 9, 2016.
**	Effective December 1, 2016, Institutional Class was renamed Class L and is publicly offered on a limited basis.
***	Commenced operations on August 1, 2016.
****	Liquidated on December 9, 2016.

The investment objective of Core Bond Fund is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Core Plus Bond Fund is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

The investment objective of Government Bond Fund is to seek a high level of current income with liquidity and safety of principal.

The investment objective of High Yield Fund is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

The investment objective of Inflation Managed Bond Fund is to seek to maximize inflation protected total return.

The investment objective of Limited Duration Bond Fund is to seek a high level of current income consistent with low volatility of principal.

The investment objective of Mortgage-Backed Securities Fund is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

The investment objective of Short Duration Bond Fund is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

The investment objective of Short Duration High Yield Fund is to seek current income with a secondary objective of capital appreciation.

The investment objective of Treasury & Agency Fund is to seek a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R3, Class R4, Class R5, Class R6, Class L and Class I Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

On June 19, 2015, all remaining Class B Shares converted to Class A Shares of the same Fund. Prior to June 19, 2015, Class B Shares automatically converted to Class A Shares after eight years (except for Limited Duration Bond Fund, Short Duration Bond Fund and Treasury & Agency Fund whose Class B Shares converted to Class A Shares after six years) and provided for a CDSC.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Funds’ administrator. Effective April 1, 2016, JPMFM merged into JPMIM and JPMIM became the Funds’ Administrator under the Administration Agreement.

310	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund at February 28, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	311

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,095,898	$1,032,636		$3,128,534
Collateralized Mortgage Obligations	—	3,551,112	75,960		3,627,072
Commercial Mortgage-Backed Securities	—	966,865	72,260		1,039,125
Corporate Bonds
Consumer Discretionary	—	409,791	—		409,791
Consumer Staples	—	352,517	—		352,517
Energy	—	758,520	—		758,520
Financials	—	2,796,767	—		2,796,767
Health Care	—	416,894	—		416,894
Industrials	—	503,380	—		503,380
Information Technology	—	471,668	—		471,668
Materials	—	212,108	—		212,108
Real Estate	—	208,197	—		208,197
Telecommunication Services	—	381,547	—		381,547
Utilities	—	568,784	—		568,784

Total Corporate Bonds	—	7,080,173	—		7,080,173

Foreign Government Securities	—	293,143	—		293,143
Mortgage-Backed Securities	—	4,427,950	—		4,427,950
Municipal Bonds	—	77,438	—		77,438
Supranational	—	27,346	—		27,346
U.S. Government Agency Securities	—	705,911	—		705,911
U.S. Treasury Obligations	—	6,545,642	—		6,545,642
Loan Assignment
Consumer Discretionary	—	33,633	—		33,633
Short-Term Investment
Investment Company	529,794	—	—		529,794

Total Investments in Securities	$529,794	$25,805,111	$1,180,856		$27,515,761

Core Plus Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$28		$28
Energy	9,762	—	—		9,762
Financials	—	—	16		16
Materials	—	—	—	(a)	—	(a)
Telecommunication Services	136	—	—		136
Utilities	3,272	—	—		3,272

Total Common Stocks	13,170	—	44		13,214

312	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Consumer Discretionary	$—	$—	$—	(a)	$—	(a)
Financials	336	2,085	—		2,421
Materials	—	—	—	(b)	—	(b)

Total Preferred Stocks	336	2,085	—	(a)	2,421

Convertible Preferred Stock
Consumer Discretionary	—	—	—	(a)	—	(a)

Debt Securities
Asset-Backed Securities	—	700,624	532,725		1,233,349
Collateralized Mortgage Obligations	—	616,181	55,609		671,790
Commercial Mortgage-Backed Securities	—	426,276	64,909		491,185
Convertible Bonds
Consumer Discretionary	—	—	80		80
Corporate Bonds
Consumer Discretionary	—	259,003	230		259,233
Consumer Staples	—	131,726	—		131,726
Energy	—	334,118	648		334,766
Financials	—	638,354	—		638,354
Health Care	—	162,928	—		162,928
Industrials	—	177,990	228		178,218
Information Technology	—	206,918	—		206,918
Materials	—	148,377	2		148,379
Real Estate	—	40,785	—		40,785
Telecommunication Services	—	197,452	—		197,452
Utilities	—	126,444	20		126,464

Total Corporate Bonds	—	2,424,095	1,128		2,425,223

Foreign Government Securities	—	128,237	—		128,237
Mortgage-Backed Securities	—	1,289,790	—		1,289,790
Municipal Bonds	—	40,722	—		40,722
Supranational	—	2,244	—		2,244
U.S. Government Agency Securities	—	38,045	—		38,045
U.S. Treasury Obligations	—	1,862,206	—		1,862,206
Loan Assignments
Consumer Discretionary	—	22,161	—	(a)	22,161
Consumer Staples	—	3,125	—		3,125
Energy	—	9,411	—		9,411
Financials	—	1,106	—		1,106
Health Care	—	1,441	—		1,441
Industrials	—	865	—		865
Information Technology	—	2,677	—		2,677
Materials	—	956	—		956
Telecommunication Services	—	1,047	—		1,047
Utilities	—	1,360	—		1,360

Total Loan Assignments	—	44,149	—	(a)	44,149

Options Purchased
Put Options Purchased	1,875	—	—		1,875
Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Rights
Utilities	—	—	124		124
Short-Term Investment
Investment Company	252,161	—	—		252,161

Total Investments in Securities	$267,542	$7,574,654	$654,619		$8,496,815

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	313

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$62	$—		$62
Futures Contracts	147	—	—		147
Swaps	—	970	—		970

Total Appreciation in Other Financial Instruments	$147	$1,032	$—		$1,179

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(168)	$—		$(168)
Futures Contracts	(1,954)	—	—		(1,954)
Swaps	—	(3,259)	—		(3,259)

Total Depreciation in Other Financial Instruments	$(1,954)	$(3,427)	$—		$(5,381)

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (c)	$104,347	$1,255,351	$—		$1,359,698

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$978		$978
Energy	10,426	—	—		10,426
Financials	—	—	71		71
Materials	—	—	—	(a)	— (a)
Telecommunication Services	2,982	—	—		2,982
Utilities	46,001	—	—		46,001

Total Common Stocks	59,409	—	1,049		60,458

Preferred Stocks
Consumer Discretionary	506	—	—	(a)	506
Financials	9,945	29,098	—		39,043
Materials	—	—	—	(a)	— (a)

Total Preferred Stocks	10,451	29,098	—	(a)	39,549

Convertible Preferred Stock
Consumer Discretionary	—	—	—	(a)	— (a)

Debt Securities
Asset-Backed Securities	—	18,077	1,510		19,587
Convertible Bonds
Consumer Discretionary	—	1,558	260		1,818

314	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Corporate Bonds
Consumer Discretionary	$—	$2,121,758	$8,512		$2,130,270
Consumer Staples	—	575,399	—		575,399
Energy	—	1,620,298	22,912		1,643,210
Financials	—	653,298	7,653		660,951
Health Care	—	1,108,724	1		1,108,725
Industrials	—	1,410,819	5,243		1,416,062
Information Technology	—	735,278	—		735,278
Materials	—	1,344,360	13		1,344,373
Real Estate	—	107,614	—		107,614
Telecommunication Services	—	1,537,865	8,649		1,546,514
Utilities	—	477,917	541		478,458

Total Corporate Bonds	—	11,693,330	53,524		11,746,854

Loan Assignments
Consumer Discretionary	—	170,386	—		170,386
Consumer Staples	—	43,961	—		43,961
Energy	—	172,055	—		172,055
Financials	—	43,441	—		43,441
Health Care	—	15,726	—		15,726
Industrials	—	37,679	—		37,679
Information Technology	—	92,296	—		92,296
Materials	—	12,254	—		12,254
Telecommunication Services	—	19,820	—		19,820
Utilities	—	34,098	—		34,098

Total Loan Assignments	—	641,716	—		641,716

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Rights
Utilities	—	—	3,356		3,356
Short-Term Investments
Investment Company	425,612	—	—		425,612
U.S. Treasury Obligations	—	11,676	—		11,676

Total Investments in Securities	$495,472	$12,395,455	$59,699		$12,950,626

Appreciation in Other Financial Instruments
Swaps	—	7,986	—		7,986

Inflation Managed Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$64,229	$11,253		$75,482
Collateralized Mortgage Obligations	—	212,463	814		213,277
Commercial Mortgage-Backed Securities	—	56,227	—	(a)	56,227

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	315

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Inflation Managed Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Consumer Discretionary	$—	$30,123	$—	$30,123
Consumer Staples	—	31,573	—	31,573
Energy	—	46,804	—	46,804
Financials	—	152,545	—	152,545
Health Care	—	27,220	—	27,220
Industrials	—	46,167	—	46,167
Information Technology	—	24,621	—	24,621
Materials	—	11,773	—	11,773
Real Estate	—	14,180	—	14,180
Telecommunication Services	—	17,299	—	17,299
Utilities	—	58,361	—	58,361

Total Corporate Bonds	—	460,666	—	460,666

Foreign Government Securities	—	5,198	—	5,198
Mortgage-Backed Securities	—	123,481	—	123,481
U.S. Government Agency Securities	—	180,695	—	180,695
U.S. Treasury Obligations	—	321,566	—	321,566
Short-Term Investments
Investment Company	34,686	—	—	34,686

Total Investments in Securities	$34,686	$1,424,525	$12,067	$1,471,278

Appreciation in Other Financial Instruments
Swaps	$—	$6,651	$—	$6,651

Depreciation in Other Financial Instruments
Swaps	$—	$(32,107)	$—	$(32,107)

Limited Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$154,199	$54,241	$208,440
Collateralized Mortgage Obligations	—	627,701	10,670	638,371
Commercial Mortgage-Backed Securities	—	25,322	6,099	31,421
Corporate Bonds
Consumer Discretionary	—	9,841	—	9,841
Consumer Staples	—	609	—	609
Energy	—	20,501	—	20,501
Financials	—	96,842	—	96,842
Health Care	—	5,884	—	5,884
Industrials	—	2,218	—	2,218
Information Technology	—	9,622	—	9,622
Telecommunication Services	—	1,316	—	1,316
Utilities	—	4,895	—	4,895

Total Corporate Bonds	—	151,728	—	151,728

Mortgage-Backed Securities	—	45,539	—	45,539
Municipal Bonds	—	870	—	870
Short-Term Investment
Investment Company	110,281	—	—	110,281

Total Investments in Securities	$110,281	$1,005,359	$71,010	$1,186,650

316	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Mortgage-Backed Securities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$137,485	$197,257	$334,742
Collateralized Mortgage Obligations	—	740,282	49,902	790,184
Commercial Mortgage-Backed Securities	—	168,141	17,843	185,984
Mortgage-Backed Securities	—	1,000,014	—	1,000,014
U.S. Treasury Obligations	—	3,240	—	3,240
Loan Assignment
Consumer Discretionary	—	3,968	—	3,968
Short-Term Investment
Investment Company	43,387	—	—	43,387

Total Investments in Securities	$43,387	$2,053,130	$265,002	$2,361,519

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$391,524	$123,452	$514,976
Collateralized Mortgage Obligations	—	363,972	3,228	367,200
Commercial Mortgage-Backed Securities	—	63,200	—	63,200
Corporate Bonds
Consumer Discretionary	—	53,836	—	53,836
Consumer Staples	—	63,023	—	63,023
Energy	—	159,237	—	159,237
Financials	—	812,561	—	812,561
Health Care	—	93,991	—	93,991
Industrials	—	54,246	—	54,246
Information Technology	—	12,524	—	12,524
Materials	—	18,160	—	18,160
Real Estate	—	27,572	—	27,572
Telecommunication Services	—	65,737	—	65,737
Utilities	—	59,581	—	59,581

Total Corporate Bonds	—	1,420,468	—	1,420,468

Mortgage-Backed Securities	—	244,460	—	244,460
U.S. Government Agency Securities	—	466,998	—	466,998
U.S. Treasury Obligations	—	2,907,195	—	2,907,195
Short-Term Investment
Investment Company	63,327	—	—	63,327

Total Investments in Securities	$63,327	$5,857,817	$126,680	$6,047,824

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	317

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Short Duration High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,443	$—		$1,443
Corporate Bonds
Consumer Discretionary	—	23,966	—		23,966
Consumer Staples	—	9,868	—		9,868
Energy	—	21,009	—		21,009
Financials	—	7,893	—		7,893
Health Care	—	10,526	—		10,526
Industrials	—	14,484	—		14,484
Information Technology	—	10,977	—		10,977
Materials	—	14,225	—		14,225
Real Estate	—	2,549	—		2,549
Telecommunication Services	—	12,706	—		12,706
Utilities	—	7,080	9		7,089

Total Corporate Bonds	—	135,283	9		135,292

Common Stocks
Energy	—	—	32		32
Utilities	781	—	—		781

Total Common Stocks	781	—	32		813

Preferred Stocks
Financials	602	878	—		1,480
Loan Assignments
Consumer Discretionary	—	7,261	745		8,006
Consumer Staples	—	4,994	—		4,994
Energy	—	3,010	—		3,010
Health Care	—	2,063	—		2,063
Industrials	—	1,439	—		1,439
Materials	—	1,269	—		1,269
Real Estate	—	540	—		540
Telecommunication Services	—	145	—		145
Utilities	—	1,073	—		1,073

Total Loan Assignments	—	21,794	745		22,539

Rights
Utilities	—	—	58		58
Short-Term Investment
Investment Company	1,864	—	—		1,864

Total Investments in Securities	$3,247	$159,398	$844	*	$163,489

*	Level 3 securities are valued by brokers and pricing services. At February 28, 2017, the value of these securities was approximately $844,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

Treasury & Agency Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (c)	$1,456	$88,700	$—	$90,156

(a)	Amount rounds to less than 500.
(b)	Value is zero.
(c)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

318	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Transfers between fair value levels are valued utilizing values as of the beginning of the year.

There were no transfers between level 1 and level 2 during the year ended February 28, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of February 29, 2016	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017
Investments in Securities:
Asset-Backed Securities	$283,049	$372		$5,154	$(4,465)	$471,744	$(296,516)	$596,544	$(23,246)	$1,032,636
Collateralized Mortgage Obligations	70,478	—	(a)	(7,037)	(1,132)	47,300	(42,574)	10,114	(1,189)	75,960
Commercial Mortgage-Backed Securities	112,998	—		(606)	(11,625)	2,093	(20,451)	—	(10,149)	72,260
Loan Assignment — Financials	10,289	—		52	— (a)	995	(11,336)	—	—	—

	$476,814	$372		$(2,437)	$(17,222)	$522,132	$(370,877)	$606,658	$(34,584)	$1,180,856

Core Plus Bond Fund	Balance as of February 29, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017
Investments in Securities:
Asset-Backed Securities	$104,160		$168	$2,771	$(1,075)	$353,298		$(106,247)	$179,650	$—	$532,725
Collateralized Mortgage Obligations	12,664		— (a)	447	32	48,835		(9,320)	2,951	—	55,609
Commercial Mortgage-Backed Securities	68,984		33	2,193	(2,632)	12,939		(15,081)	—	(1,527)	64,909
Common Stocks — Consumer Discretionary	76		—	(48)	—	—		—	—	—	28
Common Stocks — Financials	165		44	(59)	—	528		(662)	—	—	16
Common Stocks — Materials	—	(a)	—	—	—	—		—	—	—	—	(a)
Convertible Bonds — Consumer Discretionary	—	(b)	(104)	59	—	125		— (a)	—	—	80
Convertible Bonds — Utilities	511		247	(245)	—	—		(513)	—	—	—
Convertible Preferred Stock — Consumer Discretionary	—	(a)	—	— (a)	—	—		—	—	—	—	(a)
Corporate Bonds — Consumer Discretionary	1,165		(539)	(129)	2	—	(a)	(611)	342	—	230
Corporate Bonds — Energy	—		(274)	808	(4)	38		(585)	665	—	648
Corporate Bonds — Industrials	596		—	12	—	—		—	—	(380)	228
Corporate Bonds — Materials	538		(85)	138	(2)	—		(587)	—	—	2
Corporate Bonds — Utilities	—		—	20	—	—		—	—	—	20
Loan Assignment — Consumer Discretionary	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Consumer Discretionary	—	(a)	—	— (a)	—	—		—	—	—	—	(a)
Preferred Stocks — Materials	—	(b)	—	—	—	—		—	—	—	—	(b)
Rights — Utilities	—		—	124	—	—		—	—	—	124
Warrants — Consumer Discretionary	—	(a)	—	—	—	—		—	—	—	—	(a)
Warrants — Energy	—	(a)	— (a)	— (a)	—	—		— (a)	—	—	—

	$188,859		$(510)	$6,091	$(3,679)	$415,763		$(133,606)	$183,608	$(1,907)	$654,619

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	319

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

High Yield Fund	Balance as of February 29, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017
Investments in Securities:
Asset-Backed Securities	$2,424		$—	$199	$(27)	$—	(a)	$(1,086)	$—	$—	$1,510
Common Stocks — Consumer Discretionary	1,355		—	(377)	—	—		—	—	—	978
Common Stocks — Financials	2,465		656	(878)	—	7,753		(9,925)	—	—	71
Common Stocks — Materials	—	(a)	—	—	—	—		—	—	—	—	(a)
Convertible Bonds — Consumer Discretionary	2,192		(3,195)	1,258	6	406		(407)	—	—	260
Convertible Bonds — Utilities	7,656		3,694	(3,668)	—	—		(7,682)	—	—	—
Convertible Preferred Stock — Consumer Discretionary	—	(a)	—	—	—	—		—	—	—	—	(a)
Corporate Bonds — Consumer Discretionary	12,627		(786)	(3,266)	1	1		(12,327)	12,262	—	8,512
Corporate Bonds — Energy	9,600		(3,435)	15,532	26	196		(3,108)	13,701	(9,600)	22,912
Corporate Bonds — Financials	8,426		—	(18)	17	—		(772)	—	—	7,653
Corporate Bonds — Health Care	1		—	—	—	—		—	—	—	1
Corporate Bonds — Industrials	25,565		(46)	307	—	—		(4,486)	—	(16,097)	5,243
Corporate Bonds — Materials	6,962		—	47	—	—		(358)	—	(6,638)	13
Corporate Bonds — Telecommunication Services	5,626		—	257	104	2,662		—	—	—	8,649
Corporate Bonds — Utilities	—		—	(28)	—	569		—	—	—	541
Loan Assignments — Industrials	1,384		(205)	174	1	—		(1,354)	—	—	—
Loan Assignments — Materials	9,121		—	926	(2)	—		(10,045)	—	—	—
Preferred Stocks — Consumer Discretionary	—	(a)	—	— (a)	—	—		—	—	—	—	(a)
Preferred Stocks — Materials	—	(a)	—	—	—	—		—	—	—	—	(a)
Rights — Utilities	—		—	3,356	—	—		—	—	—	3,356
Warrants — Consumer Discretionary	—	(a)	—	—	—	—		—	—	—	—	(a)
Warrants — Energy	—	(a)	— (a)	— (a)	—	—		— (a)	—	—	—

	$95,404		(3,317)	$13,821	$126	$11,587		$(51,550)	$25,963	$(32,335)	$59,699

320	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Inflation Managed Bond Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017
Investments in Securities:
Asset-Backed Securities	$3,402	$—	$141	$2	$1,150	$(6,458)	$13,016	$—	$11,253
Collateralized Mortgage Obligations	82	—	51	1	694	(14)	—	—	814
Commercial Mortgage—Backed Securities	559	—	1	(94)	—	—	—	(466)	—	(a)

	$4,043	$—	$193	$(91)	$1,844	$(6,472)	$13,016	$(466)	$12,067

Limited Duration Bond Fund	Balance as of February 29, 2016	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017
Investments in Securities:
Asset-Backed Securities	$41,425	$—	(a)	$1,164	$30	$4,940	$(23,794)	$30,476	$—	$54,241
Collateralized Mortgage Obligations	17,334	—		157	(6)	—	(9,328)	2,513	—	10,670
Commercial Mortgage—Backed Securities	6,074	—		76	—	—	(51)	—	—	6,099

	$64,833	$—	(a)	$1,397	$24	$4,940	$(33,173)	$32,989	$—	$71,010

Mortgage - Backed Securities Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017
Investments in Securities:
Asset-Backed Securities	$41,735	$33	$745	$(544)	$135,737	$(31,863)	$57,876	$(6,462)	$197,257
Collateralized Mortgage Obligations	34,249	—	(5,068)	(348)	30,655	(12,032)	3,541	(1,095)	49,902
Commercial Mortgage—Backed Securities	16,810	—	35	(827)	7,017	(2,239)	—	(2,953)	17,843
Loan Assignment — Financials	704	—	4	— (a)	68	(776)	—	—	—

Total	$93,498	$33	$(4,284)	$(1,719)	$173,477	$(46,910)	$61,417	$(10,510)	$265,002

Short Duration Bond Fund	Balance as of February 29, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017
Investments in Securities:
Asset-Backed Securities	$25,508		$—	$1,030	$37		$30,939		$(59,264)	$125,210	$(8)	$123,452
Collateralized Mortgage Obligations	—	(a)	—	52	1		—	(a)	(1,879)	5,054	—	3,228
Commercial Mortgage-Backed Securities	7,890		—	(11)	—	(a)	—		(4,820)	—	(3,059)	—
Loan Assignment — Financials	2,638		—	13	—	(a)	255		(2,906)	—	—	—

Total	$36,036		$—	$1,084	$38		$31,194		$(68,869)	$130,264	$(3,067)	$126,680

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	321

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Short Duration High Yield Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017
Investments in Securities
Corporate Bonds — Industrials	$525	$(16)	$24	$(8)	$—	$(525)	$—	$—	$—
Corporate Bonds — Materials	536	—	—	—	—	—	—	(536)	—
Corporate Bonds — Utilities	—	—	9	—	—	—	—	—	9
Common Stock — Energy	—	—	1	—	31	—	—	—	32
Loan Assignments — Consumer Discretionary	—	— (a)	50	(3)	—	(7)	705	—	745
Loan Assignments — Industrials	194	—	—	—	—	—	—	(194)	—
Loan Assignments — Materials	208	5	21	— (a)	—	(234)	—	—	—
Rights — Utilities	—	—	58	—	—	—	—	—	58

Total	$1,463	$(11)	$163	$(11)	$31	$(766)	$705	$(730)	$844

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.
(b)	Value is zero.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the year ended February 28, 2017 for Core Bond Fund, Core Plus Bond Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund.

There were no significant transfers between level 2 and level 3 during the year ended February 28, 2017 for High Yield Fund and Short Duration High Yield Fund.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2017, which were valued using significant unobservable inputs (level 3), were as follows (amounts in thousands):

Core Bond Fund	$(590)
Core Plus Bond Fund	6,817
High Yield Fund	15,334
Inflation Managed Bond Fund	207
Limited Duration Bond Fund	1,336
Mortgage-Backed Securities Fund	(4,233)
Short Duration Bond Fund	1,083
Short Duration High Yield Fund	119

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$627,643	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (10.31%)
			Constant Default Rate	0.00% - 30.00% (6.10%)
			Yield (Discount Rate of Cash Flows)	1.63% - 15.00% (3.75%)
	4,341	Pending Sale Amount	Expected Recovery	48.00% of par (48.00% of par)

Asset-Backed Securities	631,984

322	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Fair Value at February 28, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$67,980	Discounted Cash Flow	PSA Prepayment Model	302.00% (302.00%)
			Constant Prepayment Rate	0.00% - 37.14% (9.71%)
			Constant Default Rate	0.00% - 9.64% (1.52%)
			Yield (Discount Rate of Cash Flows)	0.61% - 199.00% (5.98%)

Collateralized Mortgage Obligations	67,980

	39,559	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (29.63%)
			Yield (Discount Rate of Cash Flows)	1.07% - 8.24% (4.92%)

Commercial Mortgage-Backed Securities	39,559

Total	$739,523

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2017, the value of these investments was approximately $441,333,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$16		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)
	—	(a)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Common Stock	16

	—	(a)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stock	—	(a)

	581		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.69% (6.69%)
	80		Comparable Transactions	Transaction Price	$10.00 ($10.00)
	2		Pending Distribution Amount	Expected Recovery	0.49 of par (0.49% of par)

Corporate Bond	663

	344,029		Discounted Cash Flow	Liquidity Discount	4.50% (4.50%)
				Implied Spread to Index	4.00% (4.00%)
				Constant Prepayment Rate	0.00% - 100.00% (12.60%)
				Constant Default Rate	0.00% - 50.00% (6.86%)
				Yield (Discount Rate of Cash Flows)	1.52% - 15.00% (4.29%)
	880		Pending Distribution Amount	Expected Recovery	48.00% of par (48.00% of par)

Asset-Backed Securities	344,909

	53,646		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.57% (1.75%)
				Constant Default Rate	0.00% - 7.99% (0.30%)
				Yield (Discount Rate of Cash Flows)	2.50% - 31.44% (4.31%)

Collateralized Mortgage Obligations	53,646

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	323

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

	Fair Value at February 28, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$51,899		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (11.11%)
				Yield (Discount Rate of Cash Flows)	1.73% - 7.32% (5.35%)

Collateralized Mortgage-Backed Securities	51,899

	—	(a)	Discounted Cash Flow	Projected Principal Writedown	100.00% (100.00%)

Loan Assignments	—	(a)

Total	$451,133

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2017, the value of these investments was approximately $203,486,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Amount rounds to less than 500.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such level 3 instruments.

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$71		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)
	—	(a)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Common Stock	71

	—	(a)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stock	—

	31,209		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.69% - 6.82% (6.73%)
	15		Pending Distribution Amount	Discount for potential outcome (b)	99.99% - 100.00% (99.99%)
				Expected Recovery	0.49% of par (0.49% of par)

Corporate Bond	31,224

	260		Comparable Transactions	Transaction Price	$10.00 ($10.00)

Convertible Bond	260

	1,499		Discounted Cash Flow	Liquidity Discount	4.50% (4.50%)
				Implied Spread to Index	4.00% (4.00%)
				Constant Prepayment Rate	8.00% (8.00%)
				Constant Default Rate	4.27% (4.27%)
				Yield (Discount Rate of Cash Flows)	9.09% (9.09%)

Asset-Backed Securities	1,499

Total	$33,054

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2017, the value of these investments was approximately $26,645,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Securities senior in the issuing entity capital structure result in this security being valued at Zero.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

324	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Inflation Managed Bond Fund

Quantitative Information about Level 3 Fair Value Measurements

(Amounts in thousands)

	Fair Value at February 28, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$11,253		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (9.71%)
				Constant Default Rate	0.00% - 30.00% (15.55%)
				Yield (Discount Rate of Cash Flows)	1.75% - 4.23% (3.50%)

Asset-Backed Securities	11,253

	814		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (0.68%)
				Constant Default Rate	0.00% - 0.25% (0.02%)
				Yield (Discount Rate of Cash Flows)	3.65% - 4.38% (3.71%)

Collateralized Mortgage Obligations	814

	—	(a)	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Yield (Discount Rate of Cash Flows)	4.80% (4.80%)

Commercial Mortgage-Backed Securities	—	(a)

Total	$12,067

(a)	Amount rounds to less than 500.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Limited Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$51,284	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (7.73%)
			Constant Default Rate	0.00% - 30.00% (9.59%)
			Yield (Discount Rate of Cash Flows)	1.68% - 12.46% (4.26%)
	670	Pending Sale Amount	Expected Recovery	48.00% of par (48.00% of par)

Asset-Backed Securities	51,954

	10,670	Discounted Cash Flow	PSA	302.00% (302.00%)
			Constant Prepayment Rate	0.50% - 14.62% (9.74%)
			Constant Default Rate	0.00% - 7.30% (0.09%)
			Yield (Discount Rate of Cash Flows)	1.40% - 7.56% (2.07%)

Collateralized Mortgage Obligations	10,670

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	325

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

	Fair Value at February 28, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$6,099	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 9.00% (0.29%)
			Constant Default Rate	0.00% - 3.00% (0.10%)
			Yield (Discount Rate of Cash Flows)	4.06% - 6.21% (4.13%)

Commercial Mortgage-Backed Securities	6,099

Total	$68,723

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2017, the value of these investments was approximately $2,287,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Mortgage-Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$124,225	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (7.87%)
			Constant Default Rate	0.00% - 30.00% (3.82%)
			Yield (Discount Rate of Cash Flows)	1.58%% - 7.02% (4.03%)

Asset-Backed Securities	124,225

	47,056	Discounted Cash Flow	PSA Prepayment Model	302.00% (302.00%)
			Constant Prepayment Rate	0.00% - 37.14% (4.06%)
			Constant Default Rate	0.00% - 14.25% (1.93%)
			Yield (Discount Rate of Cash Flows)	(12.79)% - 199.00% (5.70%)

Collateralized Mortgage Obligations	47,056

	5,513	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (29.14%)
			Yield (Discount Rate of Cash Flows)	1.08% - 7.32% (4.96%)

Commercial Mortgage-Backed Securities	5,513

Total	$176,794

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2017, the value of these investments was approximately $88,208,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

326	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Short Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$97,128		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (11.73%)
				Constant Default Rate	0.00% - 30.00% (12.49%)
				Yield (Discount Rate of Cash Flows)	1.58% - 7.80% (3.61%)

Asset-Backed Securities	97,128

	—	(a)	Discounted Cash Flow	PSA Prepayment Model	302.00% (302.00%)
				Yield (Discount Rate of Cash Flows)	2.96% (2.96%)

Collateralized Mortgage Obligations	—	(a)

Total	$97,128

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2017, the value of these investments was approximately $29,552,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Amount rounds to less than 500.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of February 28, 2017, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and Regulation S under the Securities Act.

C. When Issued, Delayed Delivery Securities and Forward Commitments — Core Plus Bond Fund and Mortgage-Backed Securities Fund purchased when issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued, delayed delivery, or forward commitment basis is not accrued until the settlement date.

Core Plus Bond Fund and Mortgage-Backed Securities Fund had delayed delivery securities outstanding as of February 28, 2017, which are shown as a Receivable for Investment securities purchased-delayed delivery securities and Payable for Investment securities purchased-delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2017 are detailed on the SOIs.

D. Loan Assignments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration High Yield Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the borrower on a loan, provided, however, the fund’s rights may be more limited than the lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	327

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

At February 28, 2017, Short Duration High Yield Fund had investments in Loan Assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:

Agent Bank	Percentage
Deutsche Bank AG	5.1%

E. Unfunded Commitments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund have entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At February 28, 2017, the following Funds had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the options of the borrower (amounts in thousands):

Core Plus Bond Fund

					Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Avaya, Inc.	DIP Term Loan	01/19/18	0.000%	8.500%	$79	$82	$112	$115	$191	$197

High Yield Fund

					Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Avaya, Inc.	DIP Term Loan	01/19/18	0.000%	8.500%	$2,935	$3,059	$4,200	$4,333	$7,135	$7,392

F. Derivatives — Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparties (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and

328	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes F(1) — F(4) below describe the various derivatives used by the Funds.

(1). Options — Core Plus Bond Fund may purchase and/or sell (“write”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Futures Contracts — Core Plus Bond Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures exposes the Fund to interest risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — Core Plus Bond Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of February 28, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	329

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

(4). Swaps — Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund engaged in various swap transactions, including interest rate and credit default swaps, to manage interest rate (e.g., duration, yield curve) and credit risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statement of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties, cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.G.). Otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.F.).

Inflation Managed Bond Fund’s swap contracts at net value and collateral posted by counterparty as of February 28, 2017 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Inflation Managed Bond Fund	Collateral Posted	Barclays Bank plc	$(2,198)	$1,880
		BNP Paribas	(5,678)	6,090
		Citibank, NA	(3,564)	3,221
		Credit Suisse International	(4,715)	5,020
		Deutsche Bank AG, New York	(3,576)	3,641
		Goldman Sachs International	(3,941)	3,910
		Morgan Stanley Capital Services	(767)	980
		Royal Bank of Scotland	(1,017)	1,090

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Core Plus Bond Fund and High Yield Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

330	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Interest Rate Swaps

Core Plus Bond Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Inflation-Linked Swaps

Inflation Managed Bond Fund used inflation-linked swaps to provide inflation protection within its portfolio. The use of swaps exposes the Fund to interest rate risk.

(5). Summary of Derivatives Information

The following table presents the value of derivatives held as of February 28, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Core Plus Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Options (a)	Futures Contracts (b)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$1,875	$147	$—	$970	$2,992
Foreign exchange contracts	Receivables	—	—	62	—	62
Credit contracts	Receivables	—	—	—	2,270	2,270

Total		$1,875	$147	$62	$3,240	$5,324

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$—	$(1,954)	$—	$(1,097)	$(3,051)
Foreign exchange contracts	Payables	—	—	(168)	—	(168)
Credit contracts	Payables	—	—	—	(1,482)	(1,482)

Total		$—	$(1,954)	$(168)	$(2,579)	$(4,701)

(a)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(b)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the value of derivatives held as of February 28, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

High Yield Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Centrally Cleared Swaps (a)
Credit contracts	Receivables	$20,235

(a)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect thecurrent day variation margin receivable/payable from/to brokers.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	331

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

The following table presents the value of derivatives held as of February 28, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Inflation Managed Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		OTC Swaps
Interest rate contracts	Receivables	$6,651

Gross Liabilities:
Interest rate contracts	Payables	$(32,107)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2017 (amounts in thousands):

Inflation Managed Bond Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received (b)	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$506	$(506)	$—	$—
Citibank NA	983	(983)	—	—
Deutsche Bank AG, New York	2,721	(2,721)	—	—
Morgan Stanley Capital Services	2,441	(2,441)	—	—

	$6,651	$(6,651)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted (b)	Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$2,704	$(506)	$(1,880)	$318
BNP Paribas	5,678	—	(5,678)	—
Citibank NA	4,547	(983)	(3,221)	343
Credit Suisse International	4,715	—	(4,715)	—
Deutsche Bank AG, New York	6,297	(2,721)	(3,576)	—
Goldman Sachs International	3,941	—	(3,910)	31
Morgan Stanley Capital Services	3,208	(2,441)	(767)	—
Royal Bank of Scotland	1,017	—	(1,017)	—

	$32,107	$(6,651)	$(24,764)	$692

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.F.(4). for actual swap collateral received or posted.

332	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2017, by primary underlying risk exposure (amounts in thousands):

Core Plus Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(4,383)	$3,397	$—	$(119)	$(1,105)
Foreign exchange contracts	—	—	(596)	—	(596)
Credit contracts	—	—	—	(778)	(778)

Total	$(4,383)	$3,397	$(596)	$(897)	$(2,479)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(6,271)	$(1,547)	$—	$16	$(7,802)
Foreign exchange contracts	—	—	27	—	27
Credit contracts	—	—	—	(2,505)	(2,505)

Total	$(6,271)	$(1,547)	$27	$(2,489)	$(10,280)

High Yield Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Credit contracts	$13,392

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Credit contracts	$7,986

Inflation Managed Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Interest rate contracts	$(22,164)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Interest rate contracts	$56,234

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts and swaps activity during the year ended February 28, 2017 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Core Plus Bond Fund	High Yield Fund	Inflation Managed Bond Fund
Futures Contracts:
Average Notional Balance Long	$206,414	$—	$—
Average Notional Balance Short	169,870	—	—
Ending Notional Balance Long	141,201	—	—
Ending Notional Balance Short	404,734	—	—

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	333

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

	Core Plus Bond Fund		High Yield Fund		Inflation Managed Bond Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$1,758		$—		$—
Average Settlement Value Sold	8,080		—		—
Ending Settlement Value Purchased	1,620		—		—
Ending Settlement Value Sold	7,456		—		—

Exchange-Traded Options:
Average Number of Contracts Purchased	2,746		—		—
Ending Number of Contracts Purchased	10,000		—		—

Credit Default Swaps:
Average Notional Balance — Buy Protection	76,277		—		—
Average Notional Balance — Sell Protection	40,454		183,750	(a)	—
Ending Notional Balance — Buy Protection	66,100		—		—
Ending Notional Balance — Sell Protection	—		235,000		—

Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance—Pays Fixed rate	6,172		—		1,054,923
Average Notional Balance—Receives Fixed rate	210,628	(b)	—		—
Ending Notional Balance—Pays Fixed Rate	75,233		—		1,044,000
Ending Notional Balance—Receives Fixed Rate	210,628		—		—

(a)	For the period March 1, 2016 through February 28, 2017.
(b)	For the period February 1, 2017 through February 28, 2017.

The Funds’ derivatives contracts held at February 28, 2017 are not accounted for as hedging instruments under GAAP.

G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Inflation Managed Bond Fund invests in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

334	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Transfer agency fees and sub-transfer agency fees are class-specific expenses. The amount of the transfer agency fees and sub-transfer agency fees charged to each class of the Funds for the year ended February 28, 2017 are as follows (amounts in thousands):

	Class A	Class C		Class L	Class R2		Class R3		Class R4		Class R5		Class R6		Class I	Total
Core Bond Fund
Transfer agency fees	$157	$40		n/a	$11		$—	(a)	$—	(a)	$7		$129		$189	$533
Sub-transfer agency fees	2,318	549		n/a	240		—		—		353		—		7,275	10,735

Core Plus Bond Fund
Transfer agency fees	63	13		$12	5		—	(a)	—	(a)	—	(a)	41		6	140
Sub-transfer agency fees	1,130	188		491	79		—		—		—		—		485	2,373

Government Bond Fund
Transfer agency fees	127	5		n/a	18		—	(a)	—	(a)	n/a		—	(a)	14	164
Sub-transfer agency fees	1,049	49		n/a	140		—		—		n/a		—		972	2,210

High Yield Fund
Transfer agency fees	123	14		n/a	9		n/a		n/a		4		39		1,210	1,399
Sub-transfer agency fees	686	155		n/a	18		n/a		n/a		46		—		5,834	6,739

Inflation Managed Bond Fund
Transfer agency fees	5	1		n/a	1		n/a		n/a		—	(a)	7		5	19
Sub-transfer agency fees	68	4		n/a	—	(a)	n/a		n/a		—		—		91	163

Limited Duration Bond Fund
Transfer agency fees	13	5		n/a	n/a		n/a		n/a		n/a		15		3	36
Sub-transfer agency fees	135	28		n/a	n/a		n/a		n/a		n/a		—		70	233

Mortgage-Backed Securities Fund
Transfer agency fees	20	1		n/a	n/a		n/a		n/a		n/a		13		13	47
Sub-transfer agency fees	142	15		n/a	n/a		n/a		n/a		n/a		—		487	644

Short Duration Bond Fund
Transfer agency fees	22	7		n/a	n/a		n/a		n/a		n/a		27		60	116
Sub-transfer agency fees	187	54		n/a	n/a		n/a		n/a		n/a		—		3,701	3,942

Short Duration High Yield Fund
Transfer agency fees	2	1		n/a	n/a		n/a		n/a		n/a		—	(a)	1	4
Sub-transfer agency fees	1	—	(a)	n/a	n/a		n/a		n/a		n/a		—		1	2

Treasury & Agency Fund
Transfer agency fees	4	n/a		n/a	n/a		n/a		n/a		n/a		n/a		2	6
Sub-transfer agency fees	5	n/a		n/a	n/a		n/a		n/a		n/a		n/a		21	26

(a)	Amount rounds to less than 500.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2017, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

L. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	335

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

The following amounts were reclassified within the capital accounts:

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Core Bond Fund	$—	$33	$(33)
Core Plus Bond Fund	—	(67)	67
Government Bond Fund	—	— (a)	—	(a)
High Yield Fund	—	(4,201)	4,201
Inflation Managed Bond Fund	—	91	(91)
Limited Duration Bond Fund	(42,664)	254	42,410
Mortgage-Backed Securities Fund	—	(3)	3
Short Duration Bond Fund	—	(4)	4
Short Duration High Yield Fund	—	(1)	1
Treasury & Agency Fund	—	— (a)	—	(a)

(a)	Amount rounds to less than 500.

The reclassifications for the Funds relate primarily to expiration of capital loss carryforwards, treasury inflation protected securities, foreign currency gains or losses, investments in perpetual bonds, debt modifications and redesignation of distributions.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.30%
Core Plus Bond Fund	0.30
Government Bond Fund	0.30
High Yield Fund	0.60	*
Inflation Managed Bond Fund	0.35
Limited Duration Bond Fund	0.25
Mortgage-Backed Securities Fund	0.35
Short Duration Bond Fund	0.25
Short Duration High Yield Fund	0.50
Treasury & Agency Fund	0.30

*	Prior to November 1, 2016, the annual rate was 0.65%.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2017, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ principal underwriter and promotes and arranges for the sale of each Fund’s shares. The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Class L, Class R4, Class R5, Class R6 and Class I Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%

336	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares (except for Class C Shares of Limited Duration Bond Fund and Short Duration Bond Fund purchased prior to September 3, 2013) and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2017, JPMDS retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
Core Bond Fund	$526	$5
Core Plus Bond Fund	459	1
Government Bond Fund	42	1
High Yield Fund	156	—	(a)
Inflation Managed Bond Fund	4	—	(a)
Limited Duration Bond Fund	7	—	(a)
Mortgage-Backed Securities Fund	42	1
Short Duration Bond Fund	46	2
Short Duration High Yield Fund	1	—
Treasury & Agency Fund	1	—

(a)	Amount rounds to less than 500.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. The Class R6 Shares do not charge a shareholder servicing fee. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R3	Class R4	Class R5	Class L	Class I
Core Bond Fund	0.25%	0.25%	0.25%	0.25%	0.25%	0.05%	n/a	0.25%
Core Plus Bond Fund	0.25	0.25	0.25	0.25	0.25	0.05	0.10%	0.25
Government Bond Fund	0.25	0.25	0.25	0.25	0.25	n/a	n/a	0.25
High Yield Fund	0.25	0.25	0.25	n/a	n/a	0.05	n/a	0.25
Inflation Managed Bond Fund	0.25	0.25	0.25	n/a	n/a	0.05	n/a	0.25
Limited Duration Bond Fund	0.25	0.25	n/a	n/a	n/a	n/a	n/a	0.25
Mortgage-Backed Securities Fund	0.25	0.25	n/a	n/a	n/a	n/a	n/a	0.25
Short Duration Bond Fund	0.25	0.25	n/a	n/a	n/a	n/a	n/a	0.25
Short Duration High Yield Fund	0.25	0.25	n/a	n/a	n/a	n/a	n/a	0.25
Treasury & Agency Fund	0.25	n/a	n/a	n/a	n/a	n/a	n/a	0.25

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for Core Plus Bond Fund and Inflation Managed Bond Fund. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R3	Class R4	Class R5	Class R6	Class L	Class I
Core Bond Fund*	0.75%	1.40%	1.00%	0.85%	0.60%	0.45%	0.35%	n/a	0.50%
Core Plus Bond Fund	0.75	1.40	1.15	0.90	0.65	0.50	0.40	0.49%	0.46
Government Bond Fund**	0.75	1.48	1.00	0.85	0.60	n/a	0.35	n/a	0.48

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	337

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

	Class A	Class C	Class R2	Class R3	Class R4	Class R5	Class R6	Class L	Class I
High Yield Fund***	1.00	1.50	1.30	n/a	n/a	0.70	0.60	n/a	0.75
Inflation Managed Bond Fund	0.75	1.40	1.00	n/a	n/a	0.55	0.50	n/a	0.60
Limited Duration Bond Fund	0.70	1.20	n/a	n/a	n/a	n/a	0.25	n/a	0.45
Mortgage-Backed Securities Fund	0.65	1.15	n/a	n/a	n/a	n/a	0.25	n/a	0.40
Short Duration Bond Fund	0.80	1.30	n/a	n/a	n/a	n/a	0.30	n/a	0.55
Short Duration High Yield Fund	0.90	1.40	n/a	n/a	n/a	n/a	0.50	n/a	0.65
Treasury & Agency Fund	0.70	n/a	n/a	n/a	n/a	n/a	n/a	n/a	0.45

*	Prior to November 1, 2016, the contractual expense limitation was 0.58% for Class I Shares. Effective July 1, 2017, the contractual expense limitation for Class R2 Shares will be 1.10%.
**	Effective July 1, 2017, the contractual expense limitation for Class R2 will be 1.10%.
***	Prior to November 1, 2016, the contractual expense limitations were 1.55%, 0.75%, 0.70% and 0.80% for Class C, Class R5, Class R6 and Class I Shares, respectively. Effective July 1, 2017, the contractual expense limitation for Class R2 Shares will be 1.35%.

Except as noted above, the expense limitation agreements were in effect for the year ended February 28, 2017 and are in place until at least June 30, 2017, except for Class B Shares which are no longer operating, Class R3 and Class R4 Shares of Core Bond Fund which are in place until at least August 31, 2017, Class A, Class C, Class R2, Class R5, Class R6 and Class I Shares of Core Bond Fund and all share classes of High Yield Fund which are in place until at least October 31, 2018, Class R3, Class R4 and Class R5 Shares of Core Plus Bond Fund which are in place until at least August 31, 2017, Class A, Class C, Class R2, Class R6, Class L and Class I Shares of Core Plus Bond Fund which are in place until at least January 5, 2018.

For the year ended February 28, 2017, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Core Bond Fund	$9,021	$6,008	$18,802	$33,831	$134
Core Plus Bond Fund	540	357	5,102	5,999	367
Government Bond Fund	462	307	3,095	3,864	760
High Yield Fund	5,134	3,417	16,810	25,361	953
Inflation Managed Bond Fund	—	—	890	890	66
Limited Duration Bond Fund	924	616	495	2,035	—
Mortgage-Backed Securities Fund	3,541	2,205	2,022	7,768	—
Short Duration Bond Fund	3,363	2,239	3,971	9,573	—
Short Duration High Yield Fund	277	129	129	535	—	(a)
Treasury & Agency Fund	280	83	9	372	—

(a)	Amount rounds to less than 500.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). For Core Plus Bond Fund, effective January 6, 2016, and for all other funds, effective July 1, 2016, the Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund. Prior to the above effective dates, a portion of the waiver was voluntary.

The amounts of waivers resulting from investments in these money market funds for the year ended February 28, 2017 were as follows (amounts in thousands):

Core Bond Fund	$1,828
Core Plus Bond Fund	695
Government Bond Fund	56
High Yield Fund	792
Inflation Managed Bond Fund	33
Limited Duration Bond Fund	186
Mortgage-Backed Securities Fund	361
Short Duration Bond Fund	30
Short Duration High Yield Fund	11
Treasury & Agency Fund	1

338	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

H. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board’s appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2017, Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration High Yield Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2017, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2017, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$5,382,766	$4,945,250	$946,217	$1,796,709
Core Plus Bond Fund	5,896,430	3,017,184	1,529,519	701,911
Government Bond Fund	131,383	121,095	92,897	71,111
High Yield Fund	8,370,493	5,769,019	—	—
Inflation Managed Bond Fund	216,376	386,996	374,475	300,280
Limited Duration Bond Fund	243,833	337,678	—	—
Mortgage-Backed Securities Fund	674,806	690,862	2,507	25,493
Short Duration Bond Fund	1,505,162	3,307,491	2,009,083	5,122,476
Short Duration High Yield Fund	117,329	118,306	—	—
Treasury & Agency Fund	—	2,310	22,805	34,794

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2017 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$27,070,500	$653,741	$208,480	$445,261
Core Plus Bond Fund	8,483,796	131,023	118,004	13,019
Government Bond Fund	1,330,822	43,570	14,694	28,876
High Yield Fund	12,689,293	532,034	270,701	261,333
Inflation Managed Bond Fund	1,457,097	25,390	11,209	14,181
Limited Duration Bond Fund	1,191,810	4,533	9,693	(5,160)
Mortgage-Backed Securities Fund	2,327,194	55,242	20,917	34,325
Short Duration Bond Fund	6,046,066	23,152	21,394	1,758
Short Duration High Yield Fund	162,939	2,391	1,841	550
Treasury & Agency Fund	90,412	205	461	(256)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to debt modifications, mark to market of options, treasury inflation protected securities and wash sale loss deferrals.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	339

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

The tax character of distributions paid during the year ended February 28, 2017 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Fund	$718,975	$96,852	$815,827
Core Plus Bond Fund	175,472	—	175,472
Government Bond Fund	29,209	4,771	33,980
High Yield Fund	655,946	—	655,946
Inflation Managed Bond Fund	27,089	—	27,089
Limited Duration Bond Fund	15,381	—	15,381
Mortgage-Backed Securities Fund	75,915	1,046	76,961
Short Duration Bond Fund	90,862	4,801	95,663
Short Duration High Yield Fund	7,480	—	7,480
Treasury & Agency Fund	728	21	749

*	Short-term gains are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 29, 2016 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Fund	$684,915	$51,834	$736,749
Core Plus Bond Fund	138,839	2,968	141,807
Government Bond Fund	29,770	17,869	47,639
High Yield Fund	560,773	5,788	566,561
Inflation Managed Bond Fund	26,879	—	26,879
Limited Duration Bond Fund	11,558	—	11,558
Mortgage-Backed Securities Fund	77,010	2,191	79,201
Short Duration Bond Fund	100,901	8,357	109,258
Short Duration High Yield Fund	9,568	—	9,568
Treasury & Agency Fund	720	110	830

*	Short-term gains are treated as ordinary income for income tax purposes.

As of February 28, 2017, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain	Tax Basis Capital Loss Carryover	Unrealized Appreciation (Depreciation)
Core Bond Fund	$5,901	$10,271	$—	$445,261
Core Plus Bond Fund	2,863	—	(9,775)	6,773
Government Bond Fund	248	—	—	28,876
High Yield Fund	5,032	—	(393,102)	269,443
Inflation Managed Bond Fund	1,475	—	(26,387)	(11,276)
Limited Duration Bond Fund	—	—	(28,585)	(5,160)
Mortgage-Backed Securities Fund	848	—	—	34,325
Short Duration Bond Fund	311	—	—	1,758
Short Duration High Yield Fund	83	—	(14,352)	550
Treasury & Agency Fund	12	6	—	(256)

For the Funds, the cumulative timing differences primarily consist of debt modifications, mark to market of options, post-October capital loss deferrals, trustee deferred compensation and wash sale loss deferrals.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

340	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

At February 28, 2017, Core Bond Fund, Government Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Treasury & Agency Fund did not have any net capital loss carryforwards.

At February 28, 2017, the Funds had the following pre-enactment net capital loss carryforwards, expiring during the years indicated, which are available to offset future realized gains (amounts in thousands):

	2018	2019	Total
Limited Duration Bond Fund	$10,532	$6,963	$17,495

As of February 28, 2017, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Core Plus Bond Fund	$—	$9,775
High Yield Fund	44,512	348,590
Inflation Managed Bond Fund	26,387	—
Limited Duration Bond Fund	34	11,056
Short Duration High Yield Fund	3,591	10,761

During the year ended February 28, 2017, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

Core Plus Bond Fund	$1,348
Inflation Managed Bond Fund	316

During the year ended February 28, 2017, the following Fund had expired capital loss carryforwards as follows (amounts in thousands):

Limited Duration Bond Fund	$42,572

Net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2017 the Funds deferred to March 1, 2017 the following specified ordinary losses and net capital losses of (amounts in thousands):

	Net Capital Losses
	Short-Term	Long-Term
Core Bond Fund	$1,669	$—
Core Plus Bond Fund	—	4,645
Government Bond Fund	1,386	(1,211)
Inflation Managed Bond Fund	743	(94)
Limited Duration Bond Fund	200	117
Mortgage-Backed Securities Fund	767	2,441
Short Duration Bond Fund	6,760	(2,953)
Short Duration High Yield Fund	(234)	547

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2017. Average borrowings from the Facility for, during, the year ended February 28, 2017, were as follows:

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Mortgage-Backed Securities Fund	$10,553	0.71%	4	$1

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	341

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

In addition, effective August 16, 2016, the Trusts along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. The initial term of the Credit Facility is 364 days, unless extended. The Funds did not utilize the Credit Facility during the year ended February 28, 2017.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2017, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of certain Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
JPMorgan Core Bond Fund	—%	20.3%
JPMorgan Core Plus Bond Fund	15.4	24.7
JPMorgan High Yield Fund	—	27.3
JPMorgan Inflation Managed Bond Fund	14.3	30.6
JPMorgan Limited Duration Bond Fund	48.2	—
As of February 28, 2017, the Funds had omnibus accounts which represented the following percentage of each Fund’s net assets:

	Number of Affiliated Omnibus Accounts	% of the Fund	Number of Non -affiliated Omnibus Accounts	% of the Fund
JPMorgan Core Plus Bond Fund	3	13.5%	—	—%
JPMorgan Government Bond Fund	—	—	4	25.9
JPMorgan High Yield Fund	—	—	—	—
Inflation Managed Bond Fund	1	23.2	—	—
JPMorgan Short Duration Bond Fund	2	36.8	3	21.4
JPMorgan Short Duration High Yield Fund	2	79.1	1	11.5
JPMorgan Treasury & Agency Fund	3	60.4	—	—

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Core Plus Bond Fund, High Yield Fund and Short Duration High Yield Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

A significant portion of the Funds’ (except High Yield Fund, Short Duration High Yield Fund and Treasury & Agency Fund) investments are comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

342	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

High Yield Fund and Short Duration High Yield Fund may invest up to 100% of the Funds’ total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality. Such securities may include so called “distressed debt”.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

Core Bond Fund, Core Plus Bond Fund, High Yield Fund and Short Duration High Yield Fund invest in preferred securities. These securities are typically issued by corporations, generally in the form of interest bearing notes with preferred security characteristics and may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. At this time, management is currently assessing the anticipated impact of the Regulation S-X amendments on the Funds’ financial statements and related disclosures.

9. Subscription in-Kind

During the year ended February 28, 2017, certain Short Duration Bond Fund Class R6 shareholders purchased shares of Short Duration Bond Fund. The portfolio securities were received primarily by means of a subscription in-kind exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below (amount in thousands):

May 9, 2016	Value	Type
Class R6	$44,995	Subscription in-kind

10. Subsequent Event

Effective April 3, 2017, the Funds ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMDS from the Shareholder Servicing Fee which has been renamed as the Service Fee.

During the period February 28, 2017 through April 23, 2017, Short Duration Bond Fund had net redemptions of approximately $1,690,770,000. This amount represented 28% of the Fund’s net assets as of February 28, 2017.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	343

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust II and the Shareholders of JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Inflation Managed Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Mortgage-Backed Securities Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Duration High Yield Fund and JPMorgan Treasury & Agency Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Mortgage-Backed Securities Fund, JPMorgan Short Duration Bond Fund and JPMorgan Treasury & Agency Fund (each a separate series of JPMorgan Trust II) and JPMorgan Inflation Managed Bond Fund and JPMorgan Short Duration High Yield Fund (each a separate series of JPMorgan Trust I) (hereafter collectively referred to as the “Funds”) as of February 28, 2017, the results of each of their operations and each of their cash flows (for JPMorgan Mortgage-Backed Securities Fund only) for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of February 28, 2017 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 26, 2017

344	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	153	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	153	Trustee, Museum of Jewish Heritage (2011-present); Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington (1950); Trustee of Trusts since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	152	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	153	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	153	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	153	None

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	153	None

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	153	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	153	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	345

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	153	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	153	None

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	153	None

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (153 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

346	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014)

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)*	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Fitzgerald has been with JPMorgan Chase since 2005.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986) Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2017; Vice President, JPMorgan Funds Management, Inc. from August 2012 to January 2016; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	347

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2016, and continued to hold your shares at the end of the reporting period, February 28, 2017.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period	Annualized Expense Ratio
Core Bond Fund
Class A
Actual*	$1,000.00	$977.90	$3.68	0.75%
Hypothetical*	1,000.00	1,021.08	3.76	0.75
Class C
Actual*	1,000.00	975.60	6.86	1.40
Hypothetical*	1,000.00	1,017.85	7.00	1.40
Class R2
Actual*	1,000.00	976.70	4.90	1.00
Hypothetical*	1,000.00	1,019.84	5.01	1.00
Class R3
Actual**	1,000.00	981.10	4.29	0.93
Hypothetical*	1,000.00	1,020.18	4.66	0.93
Class R4
Actual**	1,000.00	982.70	3.19	0.69
Hypothetical*	1,000.00	1,021.37	3.46	0.69
Class R5
Actual*	1,000.00	979.30	2.21	0.45
Hypothetical*	1,000.00	1,022.56	2.26	0.45
Class R6
Actual*	1,000.00	979.90	1.72	0.35
Hypothetical*	1,000.00	1,023.06	1.76	0.35
Class I (formerly Select Class)
Actual*	1,000.00	979.80	2.55	0.52
Hypothetical*	1,000.00	1,022.22	2.61	0.52

348	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period	Annualized Expense Ratio
Core Plus Bond Fund
Class A
Actual*	$1,000.00	$986.50	$3.64	0.74%
Hypothetical*	1,000.00	1,021.12	3.71	0.74
Class C
Actual*	1,000.00	983.50	6.84	1.39
Hypothetical*	1,000.00	1,017.90	6.95	1.39
Class L (formerly Institutional Class)
Actual*	1,000.00	987.90	2.37	0.48
Hypothetical*	1,000.00	1,022.41	2.41	0.48
Class R2
Actual*	1,000.00	984.70	5.61	1.14
Hypothetical*	1,000.00	1,019.14	5.71	1.14
Class R3
Actual**	1,000.00	989.30	4.38	0.93
Hypothetical*	1,000.00	1,020.18	4.66	0.93
Class R4
Actual**	1,000.00	990.50	3.21	0.68
Hypothetical*	1,000.00	1,021.42	3.41	0.68
Class R5
Actual**	1,000.00	992.50	2.31	0.49
Hypothetical*	1,000.00	1,022.36	2.46	0.49
Class R6
Actual*	1,000.00	988.40	1.92	0.39
Hypothetical*	1,000.00	1,022.86	1.96	0.39
Class I (formerly Select Class)
Actual*	1,000.00	989.10	2.22	0.45
Hypothetical*	1,000.00	1,022.56	2.26	0.45

Government Bond Fund
Class A
Actual*	1,000.00	976.80	3.63	0.74
Hypothetical*	1,000.00	1,021.12	3.71	0.74
Class C
Actual*	1,000.00	972.60	6.80	1.39
Hypothetical*	1,000.00	1,017.90	6.95	1.39
Class R2
Actual*	1,000.00	975.60	4.85	0.99
Hypothetical*	1,000.00	1,019.89	4.96	0.99
Class R3
Actual**	1,000.00	978.20	4.15	0.90
Hypothetical*	1,000.00	1,020.33	4.51	0.90
Class R4
Actual**	1,000.00	979.10	3.18	0.69
Hypothetical*	1,000.00	1,021.37	3.46	0.69
Class R6
Actual*	1,000.00	978.80	1.67	0.34
Hypothetical*	1,000.00	1,023.11	1.71	0.34
Class I (formerly Select Class)
Actual*	1,000.00	977.30	2.30	0.47
Hypothetical*	1,000.00	1,022.46	2.36	0.47

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	349

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period	Annualized Expense Ratio
High Yield Fund
Class A
Actual*	$1,000.00	$1,044.50	$5.02	0.99%
Hypothetical*	1,000.00	1,019.89	4.96	0.99
Class C
Actual*	1,000.00	1,041.90	7.64	1.51
Hypothetical*	1,000.00	1,017.31	7.55	1.51
Class R2
Actual*	1,000.00	1,043.40	6.54	1.29
Hypothetical*	1,000.00	1,018.40	6.46	1.29
Class R5
Actual*	1,000.00	1,045.90	3.60	0.71
Hypothetical*	1,000.00	1,021.27	3.56	0.71
Class R6
Actual*	1,000.00	1,046.40	3.15	0.62
Hypothetical*	1,000.00	1,021.72	3.11	0.62
Class I (formerly Select Class)
Actual*	1,000.00	1,045.80	3.86	0.76
Hypothetical*	1,000.00	1,021.03	3.81	0.76

Inflation Managed Bond Fund
Class A
Actual*	1,000.00	1,008.40	3.73	0.75
Hypothetical*	1,000.00	1,021.08	3.76	0.75
Class C
Actual*	1,000.00	1,005.60	6.91	1.39
Hypothetical*	1,000.00	1,017.90	6.95	1.39
Class R5
Actual*	1,000.00	1,010.40	2.59	0.52
Hypothetical*	1,000.00	1,022.22	2.61	0.52
Class R6
Actual*	1,000.00	1,009.80	2.34	0.47
Hypothetical*	1,000.00	1,022.46	2.36	0.47
Class I (formerly Select Class)
Actual*	1,000.00	1,009.30	2.99	0.60
Hypothetical*	1,000.00	1,021.82	3.01	0.60

Limited Duration Bond Fund
Class A
Actual*	1,000.00	1,001.70	3.37	0.68
Hypothetical*	1,000.00	1,021.42	3.41	0.68
Class C
Actual*	1,000.00	999.20	5.85	1.18
Hypothetical*	1,000.00	1,018.94	5.91	1.18
Class R6
Actual*	1,000.00	1,003.90	1.14	0.23
Hypothetical*	1,000.00	1,023.65	1.15	0.23
Class I (formerly Select Class)
Actual*	1,000.00	1,003.90	2.14	0.43
Hypothetical*	1,000.00	1,022.66	2.16	0.43

350	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period	Annualized Expense Ratio
Mortgage-Backed Securities Fund
Class A
Actual*	$1,000.00	$991.10	$3.16	0.64%
Hypothetical*	1,000.00	1,021.62	3.21	0.64
Class C
Actual*	1,000.00	989.30	5.62	1.14
Hypothetical*	1,000.00	1,019.14	5.71	1.14
Class R6
Actual*	1,000.00	992.90	1.19	0.24
Hypothetical*	1,000.00	1,023.60	1.20	0.24
Class I (formerly Select Class)
Actual*	1,000.00	993.00	1.93	0.39
Hypothetical*	1,000.00	1,022.86	1.96	0.39

Short Duration Bond Fund
Class A
Actual*	1,000.00	997.90	3.96	0.80
Hypothetical*	1,000.00	1,020.83	4.01	0.80
Class C
Actual*	1,000.00	995.60	6.43	1.30
Hypothetical*	1,000.00	1,018.35	6.51	1.30
Class R6
Actual*	1,000.00	1,001.30	1.49	0.30
Hypothetical*	1,000.00	1,023.31	1.51	0.30
Class I (formerly Select Class)
Actual*	1,000.00	999.10	2.73	0.55
Hypothetical*	1,000.00	1,022.07	2.76	0.55

Short Duration High Yield Fund
Class A
Actual*	1,000.00	1,041.20	4.50	0.89
Hypothetical*	1,000.00	1,020.38	4.46	0.89
Class C
Actual*	1,000.00	1,037.80	7.02	1.39
Hypothetical*	1,000.00	1,017.90	6.95	1.39
Class R6
Actual*	1,000.00	1,042.00	2.48	0.49
Hypothetical*	1,000.00	1,022.36	2.46	0.49
Class I (formerly Select Class)
Actual*	1,000.00	1,041.20	3.24	0.64
Hypothetical*	1,000.00	1,021.62	3.21	0.64

Treasury & Agency Fund
Class A
Actual*	1,000.00	993.40	3.46	0.70
Hypothetical*	1,000.00	1,021.32	3.51	0.70
Class I (formerly Select Class)
Actual*	1,000.00	994.80	2.23	0.45
Hypothetical*	1,000.00	1,022.56	2.26	0.45

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 170/365 (to reflect the actual period). Commencement of operations was September 12, 2016.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	351

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2017. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2017. The information necessary to complete your income tax returns for the calendar year ending December 31, 2017 will be provided under separate cover.

Long-Term Capital Gain

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2017 (amounts in thousands):

Long-Term Capital Gain Distribution
Core Bond Fund	$96,852
Government Bond Fund	4,771
Mortgage-Backed Securities Fund	1,046
Short Duration Bond Fund	4,801
Treasury & Agency Fund	21

Qualified Interest Income (QII) and Short-Term Capital Gain

Each Fund listed below paid the following amount, or the maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2017 (amounts in thousands):

	Qualified Interest Income	Short-Term Capital Gain
Core Bond Fund	$663,275	$5,374
Core Plus bond Fund	155,094	—
Government Bond Fund	28,770	—
High Yield Fund	524,622	—
Limited Duration Bond Fund	14,613	—
Short Duration Bond Fund	81,083	2,537
Treasury & Agency Fund	693	35

Treasury Income

Each Fund listed below had the following percentage, or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2017:

Income from U.S. Treasury Obligations
Core Bond Fund	22.38%
Core Plus bond Fund	13.92
Government Bond Fund	30.13
Inflation Managed Bond Fund	8.21
Mortgage-Backed Securities Fund	0.70
Short Duration Bond Fund	41.92
Treasury & Agency Fund	73.26

352	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. February 2017.	AN-INC2-217

Annual Report

J.P. Morgan Income Funds

February 28, 2017

JPMorgan Managed Income Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-766-7722 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 22, 2017 (Unaudited)

Dear Shareholders,

For most of the past twelve months, the U.S. economy was one of the few bright spots among developed nations as most of Europe and Japan struggled with low or negative economic growth. However, by the end of February 2017 there emerged clear signals that the world’s 20 largest economies were moving in a more synchronized fashion that could lead to an accelerating global economy.

“While the global economy appeared to grow more synchronized during the twelve months ended February 28, 2017, there also emerged political uncertainties in the U.S. and Europe.”

Indeed, the World Bank has estimated that global economic growth in 2017 will rise by 2.7% compared with 2.3% in 2016 and economists generally expect each of the world’s 20 largest economies will see an increase in gross domestic product in 2017.

In the 19-nation euro zone, manufacturing activity rose in February 2017 for the sixth consecutive month and reached levels not seen in nearly six years. Economic confidence surveys have been the strongest since 2011. While unemployment across the euro zone remained nearly twice that of the U.S., the jobless rate fell faster than expected in early 2017 to its lowest level since 2009. Importantly, euro zone inflation reached the European Central Bank’s target of 2.0% in February 2017, which provided further evidence that the risk of a painful deflationary spiral had receded.

Meanwhile, Chinese factory activity was stronger than economists expected in February 2017 and more broadly, Chinese economic stimulus measures initiated in 2016 appeared to bolster trade throughout Asia. In Japan, corporate profits were estimated at record highs even in the face of a stronger yen. South Korean exports grew in February 2017 for the fourth consecutive month. Economic data from Australia and India showed signs of stronger growth.

To a certain extent, the healthier global economy was supported by a rebound in global oil prices, which reached 15-month highs in October 2016. Prices for other commodities also rose during 2016, helping growth in those emerging market nations reliant on natural resource exports.

In the U.S., the pace of economic expansion was sufficient to persuade the Federal Reserve Bank to raise interest rates in

December 2016 and again in March 2017. Meanwhile, leading stock market indexes hit record highs in late 2016 and early 2017 amid strength in corporate profits and the broader U.S. economy. Investor expectations that the Republican Party’s newly-won control of the U.S. presidency along with its majorities in both houses of the U.S. Congress would bolster economic growth while lowering certain taxes further supported U.S. financial assets.

While the global economy appeared to grow more synchronized during the twelve months ended February 28, 2017, there also emerged political uncertainties in the U.S. and Europe. In the U.K., a populist drive to exit the European Union won a surprise victory in mid-2016. While global financial markets generally rebounded from the sharp sell-off that followed the June 23rd referendum, the ultimate impact of the so-called Brexit remained uncertain and was seen as a drag on the U.K. economy. In November, Donald Trump, who campaigned on a platform that included tighter restrictions on immigration and protective trade policies, won the U.S. presidency. While voters in the Netherlands declined to give the anti-immigrant Party for Freedom a majority in the lower house of Parliament, populist parties were vying for power in France, Germany and elsewhere.

Each of these parties and their leaders — both in the U.S. and elsewhere — share broad policy goals that prioritize restricting immigration and shunning supranational trade agreements. Given that immigration and free trade are key drivers of economic growth in advanced, post-industrial nations, it remains to be seen how much electoral support these shared agendas would earn.

In the face of all this, U.S. and foreign financial markets generally rewarded investors with positive returns for the twelve months through February 28, 2017. Over time, we believe financial markets will continue to reward those investors who maintain patience and discipline in the context of a properly diversified portfolio.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

DECEMBER 31, 2016	J.P. MORGAN FUNDS	1

JPMorgan Managed Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares (formerly Institutional Class Shares))*1	1.18%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.39%

Net Assets as of 2/28/2017 (In Thousands)	$8,129,551
Duration as of 2/28/2017	0.5 year

INVESTMENT OBJECTIVE**

The JPMorgan Managed Income Fund (the “Fund”) seeks current income while seeking to maintain a low volatility of principal.

HOW DID THE MARKET PERFORM?

U.S. financial markets generally provided positive returns for the twelve month reporting period amid continued growth in the U.S. economy and rising domestic interest rates. While U.S. equity outperformed most other asset classes, commodities and corporate bonds also had positive returns. At the end of June 2016, the U.K.’s vote to exit from the European Union led to a global sell-off in financial markets. However, U.S. markets rebounded within a month.

Commodities prices stabilized during the reporting period and global oil prices reached 15-month highs in October. Oil prices were further bolstered by the Organization of Petroleum Exporting Countries’ decision to curb production.

Following the November 8, 2016 elections, the Republican Party assumed control of the presidency and both houses of the U.S. Congress. In the following months, key U.S. equity benchmarks reached multiple record closing highs. While U.S. Treasury bonds underperformed other bond market sectors, corporate bonds and high-yield bonds (also known as “junk bonds”) posted positive returns as investors sought higher yields on fixed-income assets.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund’s Class L Shares outperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s investments in “spread sectors,” or fixed income asset classes that generate additional yield over U.S. Treasury bonds, including corporate bonds and asset-backed securities, were leading contributors to performance. Within the corporate bond asset class, the Fund had a significant allocation to the banking sector, which also helped relative performance.

The Fund’s investments in U.S. Treasury bond futures, which were used to hedge the Fund’s duration, detracted slightly from performance relative to the Benchmark. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund maintained exposure to floating rate notes and also held non-Treasury debt securities and asset-backed securities, which were not included in the Benchmark.

PORTFOLIO COMPOSITION BY ASSET CLASS***
Corporate Bonds	44.9%
Certificates of Deposit	22.2
Commercial Paper	10.3
Asset-Backed Securities	10.0
Investment Company	6.6
U.S. Treasury Obligations	3.2
Repurchase Agreements	2.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

[1]	Effective April 3, 2017, Institutional Class was renamed Class L.

An unaudited uncertified list of prior-day portfolio holdings of the Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding the Fund and information on holdings.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS L SHARES (FORMERLY INSTITUTIONAL CLASS SHARES)	September 30, 2010	1.18%	0.60%	0.57%
SELECT CLASS SHARES	September 30, 2010	1.02	0.51	0.47

LIFE OF FUND PERFORMANCE (9/30/10 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-766-7722.

The Fund commenced operations on September 30, 2010.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Managed Income Fund, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Ultra Short Obligation Funds Index from September 30, 2010 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The performance of the Lipper Ultra Short Obligation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Ultra Short Obligation Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	3

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 64.5%
	Asset-Backed Securities — 10.2%
	Ally Auto Receivables Trust,
4,926	Series 2016-1, Class A2A, 1.200%, 08/15/18	4,926
2,253	Series 2016-2, Class A2, 1.170%, 10/15/18	2,253
19,980	American Express Credit Account Master Trust, Series 2014-3, Class A, 1.490%, 04/15/20	20,007
	AmeriCredit Automobile Receivables Trust,
1,758	Series 2014-2, Class A3, 0.940%, 02/08/19	1,757
10,869	Series 2016-2, Class A2A, 1.420%, 10/08/19	10,873
25,440	Series 2016-4, Class A2A, 1.340%, 04/08/20	25,429
	BMW Vehicle Lease Trust,
7,016	Series 2015-2, Class A2A, 1.070%, 01/22/18	7,015
5,573	Series 2016-1, Class A2A, 1.170%, 01/22/18	5,573
35,399	Series 2016-2, Class A2, 1.230%, 01/22/19	35,374
27,058	BMW Vehicle Owner Trust, Series 2016-A, Class A2A, 0.990%, 05/25/19	27,010
162	California Republic Auto Receivables Trust, Series 2015-3, Class A2, 1.140%, 07/16/18	162
11,140	Capital Auto Receivables Asset Trust, Series 2016-2, Class A2A, 1.320%, 01/20/19	11,136
	Capital One Multi-Asset Execution Trust,
60,985	Series 2014-A5, Class A5, 1.480%, 07/15/20	61,061
25,000	Series 2015-A1, Class A1, 1.390%, 01/15/21	25,001
	CarMax Auto Owner Trust,
342	Series 2013-4, Class A3, 0.800%, 07/16/18	342
54,321	Series 2015-2, Class A3, 1.370%, 03/16/20	54,295
4,876	Series 2015-3, Class A2A, 1.100%, 11/15/18	4,875
8,141	Series 2015-4, Class A2A, 1.090%, 04/15/19	8,137
15,251	Series 2016-1, Class A2A, 1.300%, 04/15/19	15,250
38,442	Series 2016-3, Class A2, 1.170%, 08/15/19	38,410
42,966	Series 2016-4, Class A2, 1.210%, 11/15/19	42,877
19,100	Series 2017-1, Class A2, 1.540%, 02/18/20	19,111
12,925	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A2, 1.360%, 01/15/20 (e)	12,918
28,450	Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4, 1.230%, 04/24/19	28,456

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Asset-Backed Securities — continued
	CNH Equipment Trust,
229	Series 2014-A, Class A3, 0.840%, 05/15/19	229
27,689	Series 2016-C, Class A2, 1.260%, 02/18/20	27,636
18,711	Drive Auto Receivables Trust, Series 2017-AA, Class A2, 1.480%, 03/15/19 (e)	18,706
717	Fifth Third Auto Trust, Series 2014-2, Class A3, 0.890%, 11/15/18	716
5,938	Ford Credit Auto Lease Trust, Series 2015-B, Class A2A, 1.040%, 05/15/18	5,937
	Ford Credit Auto Owner Trust,
11,067	Series 2014-C, Class A3, 1.060%, 05/15/19	11,058
2,646	Series 2015-C, Class A2A, 0.950%, 08/15/18	2,645
16,442	Series 2016-B, Class A2A, 1.080%, 03/15/19	16,432
26,684	Series 2016-C, Class A2A, 1.040%, 09/15/19	26,616
	Honda Auto Receivables Owner Trust,
7,078	Series 2015-1, Class A3, 1.050%, 10/15/18	7,074
5,023	Series 2015-4, Class A2, 0.820%, 07/23/18	5,017
4,307	Series 2016-1, Class A2, 1.010%, 06/18/18	4,305
29,036	Series 2016-3, Class A2, 1.010%, 10/18/18	29,006
	Hyundai Auto Lease Securitization Trust,
6,604	Series 2016-B, Class A2A, 1.240%, 11/15/18 (e)	6,601
24,579	Series 2017-A, Class A2A, 1.560%, 07/15/19 (e)	24,567
	Hyundai Auto Receivables Trust,
18,089	Series 2014-B, Class A3, 0.900%, 12/17/18	18,078
4,065	Series 2015-C, Class A2A, 0.990%, 11/15/18	4,062
8,938	Series 2016-A, Class A2A, 1.210%, 06/17/19	8,931
19,945	John Deere Owner Trust, Series 2016-B, Class A2, 1.090%, 02/15/19	19,922
	Mercedes-Benz Auto Lease Trust,
5,491	Series 2015-B, Class A2A, 1.000%, 01/16/18	5,490
33,580	Series 2016-A, Class A2A, 1.340%, 07/16/18	33,588
14,393	Series 2016-B, Class A2, 1.150%, 01/15/19	14,378
10,647	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A2A, 1.110%, 03/15/19	10,640
	Nissan Auto Lease Trust,
2,617	Series 2015-B, Class A2A, 1.180%, 12/15/17	2,617
8,937	Series 2016-A, Class A2A, 1.220%, 08/15/18	8,934

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Asset-Backed Securities — continued
	Nissan Auto Receivables Owner Trust,
7,515	Series 2016-A, Class A2A, 1.060%, 02/15/19	7,507
7,641	Series 2016-C, Class A2A, 1.070%, 05/15/19	7,630
14,628	Santander Drive Auto Receivables Trust, Series 2016-3, Class A2, 1.340%, 11/15/19	14,618
	Toyota Auto Receivables Owner Trust,
6,716	Series 2015-B, Class A3, 1.270%, 05/15/19	6,716
4,135	Series 2016-C, Class A2A, 1.000%, 01/15/19	4,130
11,853	Volvo Financial Equipment LLC, Series 2017-1A, Class A2, 1.550%, 10/15/19 (e)	11,852

	Total Asset-Backed Securities (Cost $828,731)	827,886

	Certificates of Deposit — 5.6%
	Bank of Montreal, (Canada),
51,100	VAR, 1.370%, 06/18/18	51,087
39,850	VAR, 1.412%, 07/16/18	39,839
	Bank of Nova Scotia (The), (Canada),
38,870	VAR, 1.403%, 07/17/18	38,880
21,510	VAR, 1.434%, 02/28/19	21,502
26,740	VAR, 1.484%, 11/01/18	26,731
17,500	VAR, 1.504%, 11/30/18	17,494
55,500	Canadian Imperial Bank of Commerce, (Canada), VAR, 1.408%, 07/13/18	55,485
23,637	Credit Agricole Corporate & Investment Bank, (France), VAR, 1.582%, 07/13/18	23,631
21,410	DZ Bank AG, (Germany), VAR, 1.427%, 08/16/18	21,404
	Nordea Bank AB, (Sweden),
43,565	VAR, 1.467%, 01/25/19	43,549
25,000	VAR, 1.484%, 11/07/18	24,991
28,000	Royal Bank of Canada, (Canada), VAR, 1.696%, 03/22/18	28,049
	Svenska Handelsbanken AB, (Sweden),
22,050	VAR, 1.389%, 07/30/18	22,044
40,780	VAR, 1.439%, 02/12/19	40,764

	Total Certificates of Deposit (Cost $455,298)	455,450

	Corporate Bonds — 45.5%
	Consumer Discretionary — 3.4%
	Automobiles — 1.9%
	Daimler Finance North America LLC, (Germany),
1,475	1.375%, 08/01/17 (e)	1,476
7,400	1.650%, 03/02/18 (e)	7,400

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Automobiles — continued
1,794	1.650%, 05/18/18 (e)	1,791
13,938	1.875%, 01/11/18 (e)	13,967
1,700	2.000%, 08/03/18 (e)	1,703
22,831	VAR, 1.659%, 10/30/19 (e)	22,927
29,450	VAR, 1.745%, 08/03/17 (e)	29,524
	Hyundai Capital America,
20,254	2.125%, 10/02/17 (e)	20,286
21,435	4.000%, 06/08/17 (e)	21,566
	Nissan Motor Acceptance Corp., (Japan),
4,616	1.800%, 03/15/18 (e)	4,620
11,707	VAR, 1.602%, 01/13/20 (e)	11,713
17,962	VAR, 1.805%, 04/06/18 (e)	18,068

		155,041

	Distributors — 0.1%
8,500	Samsung Electronics America, Inc., (South Korea), 1.750%, 04/10/17 (e)	8,503

	Media — 1.0%
9,980	CBS Corp., 1.950%, 07/01/17	9,992
	Comcast Corp.,
21,981	5.700%, 05/15/18	23,106
22,512	5.875%, 02/15/18	23,475
26,335	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18 (e)	26,391

		82,964

	Multiline Retail — 0.4%
29,711	Dollar General Corp., 4.125%, 07/15/17	30,010

	Total Consumer Discretionary	276,518

	Consumer Staples — 1.4%
	Beverages — 0.7%
600	Anheuser-Busch InBev Finance, Inc., (Belgium), 1.250%, 01/17/18	600
	Anheuser-Busch InBev Worldwide, Inc., (Belgium),
15,000	1.375%, 07/15/17	15,007
5,000	2.200%, 08/01/18	5,038
37,995	Heineken NV, (Netherlands), 1.400%, 10/01/17 (e)	37,979

		58,624

	Food & Staples Retailing — 0.6%
11,187	CVS Health Corp., 1.900%, 07/20/18	11,236
	Walgreens Boots Alliance, Inc.,
16,020	1.750%, 11/17/17	16,065
8,544	1.750%, 05/30/18	8,559

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	5

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Food & Staples Retailing — continued
8,868	Wesfarmers Ltd., (Australia), 1.874%, 03/20/18 (e)	8,870

		44,730

	Food Products — 0.0% (g)
2,950	Cargill, Inc., 6.000%, 11/27/17 (e)	3,048

	Tobacco — 0.1%
6,133	BAT International Finance plc, (United Kingdom), 2.125%, 06/07/17 (e)	6,143

	Total Consumer Staples	112,545

	Energy — 1.1%
	Oil, Gas & Consumable Fuels — 1.1%
2,720	BP Capital Markets plc, (United Kingdom), VAR, 1.386%, 08/14/18	2,725
	Canadian Natural Resources Ltd., (Canada),
6,032	1.750%, 01/15/18	6,035
3,404	5.700%, 05/15/17	3,433
3,900	5.900%, 02/01/18	4,049
	Chevron Corp.,
15,655	1.686%, 02/28/19	15,655
810	VAR, 1.209%, 11/15/17	811
26,800	VAR, 1.537%, 05/16/18	26,937
24,697	Phillips 66, 2.950%, 05/01/17	24,767
1,856	Total Capital Canada Ltd., (France), 1.450%, 01/15/18	1,859

	Total Energy	86,271

	Financials — 33.3%
	Banks — 15.6%
	ABN AMRO Bank NV, (Netherlands),
8,225	1.800%, 06/04/18 (e)	8,202
56,100	VAR, 1.664%, 01/18/19 (e)	56,227
34,761	ANZ New Zealand Int’l Ltd., (New Zealand), 1.750%, 03/29/18 (e)	34,766
479	Bank of America Corp., 3.875%, 03/22/17	480
1,390	Bank of America NA, 1.750%, 06/05/18	1,394
7,143	Bank of Montreal, (Canada), VAR, 1.649%, 07/31/18	7,170
17,284	Bank of Nova Scotia (The), (Canada), VAR, 1.853%, 01/15/19	17,449
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
5,695	1.450%, 09/08/17 (e)	5,690
1,150	1.650%, 02/26/18 (e)	1,149
33,699	1.700%, 03/05/18 (e)	33,704

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	BB&T Corp.,
17,632	1.450%, 01/12/18	17,643
27,030	1.600%, 08/15/17	27,064
73,120	BNP Paribas SA, (France), 2.375%, 09/14/17	73,528
12,847	BNZ International Funding Ltd., (New Zealand), VAR, 1.752%, 02/21/20 (e)	12,901
	Branch Banking & Trust Co.,
7,328	1.000%, 04/03/17	7,328
13,478	1.350%, 10/01/17	13,485
1,300	VAR, 1.482%, 01/15/20	1,300
	Caisse Centrale Desjardins, (Canada),
22,813	1.550%, 09/12/17 (e)	22,832
16,600	VAR, 1.704%, 01/29/18 (e)	16,655
	Capital One Bank USA NA,
13,834	1.300%, 06/05/17	13,834
3,469	2.150%, 11/21/18	3,479
	Capital One NA,
11,874	1.500%, 09/05/17	11,882
385	1.500%, 03/22/18	384
17,380	1.650%, 02/05/18	17,391
5,000	VAR, 1.714%, 02/05/18	5,015
1,002	Citigroup, Inc., 1.700%, 04/27/18	1,002
	Commonwealth Bank of Australia, (Australia),
33,509	1.400%, 09/08/17	33,538
19,690	1.900%, 09/18/17	19,760
	Cooperatieve Rabobank UA, (Netherlands),
33,453	1.700%, 03/19/18	33,510
8,000	VAR, 1.369%, 04/28/17	8,007
	Credit Agricole SA, (France),
1,410	2.125%, 04/17/18 (e)	1,413
13,372	3.000%, 10/01/17 (e)	13,483
3,109	Fifth Third Bank, 1.450%, 02/28/18	3,110
30,300	Huntington National Bank (The), 1.375%, 04/24/17	30,308
	KeyBank NA,
39,697	1.650%, 02/01/18	39,783
550	1.700%, 06/01/18	551
	Lloyds Bank plc, (United Kingdom),
790	1.750%, 03/16/18	790
10,400	1.750%, 05/14/18	10,406
1,600	2.000%, 08/17/18	1,605
6,326	Manufacturers & Traders Trust Co., 1.400%, 07/25/17	6,331
28,924	Mitsubishi UFJ Trust & Banking Corp., (Japan), 1.600%, 10/16/17 (e)	28,937

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Banks — continued
	Mizuho Bank Ltd., (Japan),
4,500	1.550%, 10/17/17 (e)	4,501
2,150	1.700%, 09/25/17 (e)	2,152
2,840	1.850%, 03/21/18 (e)	2,839
	National Australia Bank Ltd., (Australia),
13,470	1.875%, 07/23/18	13,504
49,100	VAR, 1.271%, 04/17/19 (e)	49,078
	National Bank of Canada, (Canada),
6,750	1.450%, 11/07/17	6,752
39,550	VAR, 1.624%, 01/17/20	39,679
3,000	Nordea Bank AB, (Sweden), 1.625%, 05/15/18 (e)	2,994
	PNC Bank NA,
8,037	1.500%, 10/18/17	8,045
50,423	1.500%, 02/23/18	50,433
22,626	VAR, 1.351%, 12/07/18	22,697
1,550	VAR, 1.475%, 06/01/18	1,555
	Royal Bank of Canada, (Canada),
5,016	1.400%, 10/13/17	5,020
24,665	VAR, 1.579%, 07/30/18	24,777
14,332	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	14,327
20,025	Societe Generale SA, (France), 2.750%, 10/12/17	20,170
4,600	Standard Chartered plc, (United Kingdom), 1.500%, 09/08/17 (e)	4,587
	Sumitomo Mitsui Banking Corp., (Japan),
6,045	1.500%, 01/18/18	6,044
35,811	1.800%, 07/18/17	35,877
700	Sumitomo Mitsui Trust Bank Ltd., (Japan), 1.800%, 03/28/18 (e)	700
26,402	Svenska Handelsbanken AB, (Sweden), 1.625%, 03/21/18	26,416
	Swedbank AB, (Sweden),
250	1.600%, 03/02/18 (e)	250
5,912	1.750%, 03/12/18 (e)	5,913
19,042	2.125%, 09/29/17 (e)	19,130
	Toronto-Dominion Bank (The), (Canada),
14,326	2.625%, 09/10/18	14,540
23,000	VAR, 1.581%, 07/23/18	23,088
22,000	VAR, 1.881%, 01/22/19	22,226
	US Bank NA,
2,000	1.375%, 09/11/17	2,001
26,178	1.450%, 01/29/18	26,189
15,500	VAR, 1.153%, 09/11/17	15,510
15,000	VAR, 1.503%, 08/23/17	15,022
15,969	VAR, 1.619%, 01/29/18	16,024

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	Wachovia Corp.,
3,500	5.750%, 06/15/17	3,546
4,864	5.750%, 02/01/18	5,052
15,900	Wells Fargo & Co., 1.500%, 01/16/18	15,902
	Wells Fargo Bank NA,
2,740	1.650%, 01/22/18	2,744
16,947	VAR, 1.498%, 09/07/17	16,981
25,000	VAR, 1.554%, 11/28/18	25,094
45,816	VAR, 1.781%, 01/22/18	46,055
	Westpac Banking Corp., (Australia),
35	1.600%, 01/12/18	35
7,676	2.000%, 08/14/17	7,703

		1,268,638

	Capital Markets — 4.4%
5,615	Bank of New York Mellon Corp. (The), 1.350%, 03/06/18	5,611
	Credit Suisse AG, (Switzerland),
878	1.375%, 05/26/17	879
48,350	1.750%, 01/29/18	48,422
	Goldman Sachs Group, Inc. (The),
19,099	2.375%, 01/22/18	19,242
29,354	5.950%, 01/18/18	30,465
26,705	VAR, 1.757%, 12/13/19	26,868
4,000	Series 1, VAR, 2.239%, 04/30/18	4,042
14,600	Hutchison Whampoa International 14 Ltd., (Hong Kong), 1.625%, 10/31/17 (e)	14,581
	ING Bank NV, (Netherlands),
10,316	1.800%, 03/16/18 (e)	10,323
6,635	VAR, 1.520%, 03/16/18 (e)	6,644
	Macquarie Bank Ltd., (Australia),
17,086	1.600%, 10/27/17 (e)	17,097
6,134	1.650%, 03/24/17 (e)	6,137
14,757	Moody’s Corp., VAR, 1.418%, 09/04/18	14,773
	Morgan Stanley,
5,215	1.875%, 01/05/18	5,232
13,500	2.125%, 04/25/18	13,573
2,466	4.750%, 03/22/17	2,471
6,799	5.950%, 12/28/17	7,037
16,107	VAR, 1.842%, 02/14/20	16,167
1,695	State Street Corp., 1.350%, 05/15/18	1,693
	UBS AG, (Switzerland),
36,126	1.800%, 03/26/18	36,193
33,105	5.750%, 04/25/18	34,644
4,730	5.875%, 12/20/17	4,892
20,434	VAR, 1.615%, 06/01/17	20,452

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	7

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Capital Markets — continued
2,000	VAR, 1.697%, 03/26/18	2,009
10,081	USAA Capital Corp., VAR, 1.251%, 02/01/19 (e)	10,079

		359,526

	Consumer Finance — 4.9%
11,280	American Express Co., 7.000%, 03/19/18	11,912
24,589	American Express Credit Corp., VAR, 1.523%, 03/03/20	24,589
	American Honda Finance Corp.,
550	1.200%, 07/14/17	550
11,313	VAR, 1.332%, 11/19/18	11,354
15,493	VAR, 1.447%, 09/20/17	15,535
20,226	Capital One Financial Corp., 6.750%, 09/15/17	20,798
71,170	Caterpillar Financial Services Corp., VAR, 1.444%, 12/21/18	71,513
3,025	Ford Motor Credit Co. LLC, 6.625%, 08/15/17	3,093
	General Motors Financial Co., Inc.,
16,171	2.400%, 04/10/18	16,275
18,247	3.250%, 05/15/18	18,551
5,116	4.750%, 08/15/17	5,191
6,990	6.750%, 06/01/18	7,406
	HSBC USA, Inc.,
3,415	1.500%, 11/13/17	3,416
21,770	1.625%, 01/16/18	21,790
3,920	Hyundai Capital Services, Inc., (South Korea), 3.500%, 09/13/17 (e)	3,952
	John Deere Capital Corp.,
17,016	2.800%, 09/18/17	17,170
30,264	VAR, 1.275%, 10/15/18	30,346
	Nissan Motor Acceptance Corp., (Japan),
14,471	1.500%, 03/02/18 (e)	14,453
21,226	1.950%, 09/12/17 (e)	21,269
	Toyota Motor Credit Corp.,
3,951	1.250%, 10/05/17	3,954
18,398	1.375%, 01/10/18	18,413
56,300	VAR, 1.269%, 08/15/18	56,284
1,470	VAR, 1.338%, 01/12/18	1,472
130	VAR, 1.413%, 01/17/19	130

		399,416

	Diversified Financial Services — 1.7%
19,873	AIG Global Funding, 1.650%, 12/15/17 (e)	19,909
	Berkshire Hathaway, Inc.,
6,446	1.150%, 08/15/18	6,413
1,379	1.550%, 02/09/18	1,383

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — continued
9,000	Mizuho Securities USA, Inc., 1.490%, 03/24/17 (e)	8,999
20,600	NYSE Holdings LLC, 2.000%, 10/05/17	20,689
45,950	Protective Life Global Funding, VAR, 1.501%, 06/08/18 (e)	45,975
	Siemens Financieringsmaatschappij NV, (Germany),
9,776	1.450%, 05/25/18 (e)	9,774
22,177	VAR, 1.277%, 09/13/19 (e)	22,242

		135,384

	Insurance — 6.7%
	American International Group, Inc.,
4,587	5.450%, 05/18/17	4,623
39,505	5.850%, 01/16/18	40,942
	Berkshire Hathaway Finance Corp.,
28,500	VAR, 1.268%, 01/11/19	28,596
17,776	VAR, 1.498%, 03/07/18	17,880
14,796	VAR, 1.653%, 03/15/19	14,975
11,969	Chubb INA Holdings, Inc., 5.800%, 03/15/18	12,495
	Jackson National Life Global Funding,
37,000	VAR, 1.414%, 02/13/19 (e)	36,986
25,823	VAR, 1.603%, 10/13/17 (e)	25,886
	MetLife, Inc.,
13,330	1.756%, 12/15/17	13,352
10,384	1.903%, 12/15/17	10,412
	Metropolitan Life Global Funding I,
900	1.300%, 04/10/17 (e)	900
25,000	1.350%, 09/14/18 (e)	24,853
48,872	1.500%, 01/10/18 (e)	48,917
2,516	1.875%, 06/22/18 (e)	2,529
2,936	3.650%, 06/14/18 (e)	3,012
8,000	VAR, 1.299%, 09/14/18 (e)	8,023
26,535	VAR, 1.423%, 12/19/18 (e)	26,644
	New York Life Global Funding,
1,581	1.300%, 10/30/17 (e)	1,580
16,139	1.650%, 05/15/17 (e)	16,160
72,400	VAR, 1.203%, 07/06/18 (e)	72,495
7,272	VAR, 1.405%, 04/06/18 (e)	7,303
26,800	Pricoa Global Funding I, VAR, 1.497%, 06/27/18 (e)	26,857
	Principal Life Global Funding II,
310	1.500%, 09/11/17 (e)	310
96,500	VAR, 1.355%, 02/22/19 (e)	96,463
1,290	Travelers Cos., Inc. (The), 5.750%, 12/15/17	1,333

		543,526

	Total Financials	2,706,490

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Health Care — 1.9%
	Biotechnology — 0.5%
13,457	AbbVie, Inc., 1.800%, 05/14/18	13,487
6,050	Amgen, Inc., 2.125%, 05/15/17	6,061
4,464	Baxalta, Inc., 2.000%, 06/22/18	4,475
1,000	Biogen, Inc., 6.875%, 03/01/18	1,053
13,961	Celgene Corp., 1.900%, 08/15/17	13,986

		39,062

	Health Care Equipment & Supplies — 0.3%
3,653	Becton Dickinson and Co., 1.800%, 12/15/17	3,661
14,400	Covidien International Finance SA, 6.000%, 10/15/17	14,816
5,671	CR Bard, Inc., 1.375%, 01/15/18	5,667

		24,144

	Health Care Providers & Services — 0.4%
	Aetna, Inc.,
8,268	1.500%, 11/15/17	8,277
22,697	VAR, 1.601%, 12/08/17	22,788

		31,065

	Pharmaceuticals — 0.7%
11,989	Actavis, Inc., 1.875%, 10/01/17	12,017
11,491	AstraZeneca plc, (United Kingdom), 5.900%, 09/15/17	11,764
1,620	Merck & Co., Inc., VAR, 1.412%, 05/18/18	1,629
4,889	Roche Holdings, Inc., (Switzerland), VAR, 1.087%, 09/29/17 (e)	4,891
27,283	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 1.400%, 07/20/18	27,089

		57,390

	Total Health Care	151,661

	Industrials — 0.6%
	Aerospace & Defense — 0.1%
675	General Dynamics Corp., 1.000%, 11/15/17	674
7,600	Precision Castparts Corp., 1.250%, 01/15/18	7,599

		8,273

	Building Products — 0.2%
14,370	Johnson Controls International plc, 1.400%, 11/02/17	14,342

	Electrical Equipment — 0.0% (g)
1,576	Eaton Corp., 1.500%, 11/02/17	1,577

	Industrial Conglomerates — 0.1%
750	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 2.000%, 11/08/17 (e)	751

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Conglomerates — continued
	Pentair Finance SA, (United Kingdom),
8,574	1.875%, 09/15/17	8,577
3,000	2.900%, 09/15/18	3,037

		12,365

	Road & Rail — 0.2%
7,913	ERAC USA Finance LLC, 6.375%, 10/15/17 (e)	8,137
5,602	Ryder System, Inc., 3.500%, 06/01/17	5,632

		13,769

	Total Industrials	50,326

	Information Technology — 1.1%
	Communications Equipment — 0.4%
30,000	Cisco Systems, Inc., VAR, 1.652%, 02/21/18	30,178

	Internet Software & Services — 0.1%
5,867	eBay, Inc., 1.350%, 07/15/17	5,870

	IT Services — 0.2%
12,400	International Business Machines Corp., VAR, 1.224%, 02/06/18	12,426
3,800	Visa, Inc., 1.200%, 12/14/17	3,803

		16,229

	Semiconductors & Semiconductor Equipment — 0.0% (g)
1,988	TSMC Global Ltd., (Taiwan), 1.625%, 04/03/18 (e)	1,980

	Software — 0.0% (g)
	Oracle Corp.,
1,174	5.750%, 04/15/18	1,232
400	VAR, 1.209%, 07/07/17	400

		1,632

	Technology Hardware, Storage & Peripherals — 0.4%
36,017	Apple, Inc., VAR, 1.238%, 02/07/20	36,069

	Total Information Technology	91,958

	Materials — 0.1%
	Chemicals — 0.1%
4,089	Airgas, Inc., (France), 1.650%, 02/15/18	4,098
1,015	Ecolab, Inc., 1.450%, 12/08/17	1,014

		5,112

	Metals & Mining — 0.0% (g)
1,065	Nucor Corp., 5.750%, 12/01/17	1,098

	Total Materials	6,210

	Real Estate — 0.4%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
4,403	Realty Income Corp., 2.000%, 01/31/18	4,418
9,462	Simon Property Group LP, 1.500%, 02/01/18 (e)	9,457

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	9

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Equity Real Estate Investment Trusts (REITs) — continued
	Ventas Realty LP,
2,140	1.250%, 04/17/17	2,140
18,344	2.000%, 02/15/18	18,398
1,923	Welltower, Inc., 2.250%, 03/15/18	1,932

	Total Real Estate	36,345

	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.3%
	AT&T, Inc.,
6,469	1.750%, 01/15/18	6,486
2,500	5.500%, 02/01/18	2,586
19,085	5.600%, 05/15/18	19,963
10,715	VAR, 1.418%, 03/30/17	10,720
2,817	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	2,920
4,014	Deutsche Telekom International Finance BV, (Germany), 2.250%, 03/06/17 (e)	4,014
	Verizon Communications, Inc.,
23,600	5.500%, 02/15/18	24,518
11,100	VAR, 1.351%, 06/09/17	11,110
21,200	VAR, 2.709%, 09/14/18	21,706

		104,023

	Wireless Telecommunication Services — 0.3%
5,730	America Movil SAB de CV, (Mexico), 5.625%, 11/15/17	5,877
	Vodafone Group plc, (United Kingdom),
12,530	1.250%, 09/26/17	12,521
10,455	1.625%, 03/20/17	10,459

		28,857

	Total Telecommunication Services	132,880

	Utilities — 0.6%
	Electric Utilities — 0.3%
2,917	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	3,032
1,600	Commonwealth Edison Co., 5.800%, 03/15/18	1,670
1,650	Duke Energy Corp., 1.625%, 08/15/17	1,651
1,229	Duke Energy Florida LLC, Series A, 5.800%, 09/15/17	1,259
13,000	NextEra Energy Capital Holdings, Inc., 1.586%, 06/01/17	13,011
3,700	PECO Energy Co., 5.350%, 03/01/18	3,842
3,560	Virginia Electric & Power Co., 1.200%, 01/15/18	3,550

		28,015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Independent Power & Renewable Electricity Producers — 0.2%
14,115	Southern Power Co., 1.850%, 12/01/17	14,143

	Water Utilities — 0.1%
7,119	American Water Capital Corp., 6.085%, 10/15/17	7,324

	Total Utilities	49,482

	Total Corporate Bonds (Cost $3,697,529)	3,700,686

	U.S. Treasury Obligations — 3.2%
	U.S. Treasury Note,
98,000	0.750%, 10/31/17	97,969
57,100	0.750%, 04/30/18	56,926
110,000	0.750%, 10/31/18	109,257

	Total U.S. Treasury Obligations (Cost $264,485)	264,152

	Total Long-Term Investments (Cost $5,246,043)	5,248,174

Short-Term Investments — 36.9%
	Certificates of Deposit — 17.0%
	Bank of Montreal,
2,330	VAR, 1.314%, 02/06/18	2,332
12,872	VAR, 1.535%, 09/01/17	12,901
	Bank of Nova Scotia (The),
5,420	1.510%, 02/13/18	5,421
20,776	VAR, 1.333%, 12/19/17	20,813
14,220	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 1.700%, 01/24/18	14,236
53,900	Barclays Bank plc, (United Kingdom), VAR, 1.696%, 12/06/17	54,013
13,640	BNP Paribas SA, (France), 1.530%, 08/25/17	13,657
20,200	Canadian Imperial Bank of Commerce, (Canada), VAR, 1.455%, 10/06/17	20,248
	China Construction Bank Corp.,
22,750	1.550%, 03/16/17	22,756
59,500	1.600%, 03/16/17	59,518
	Cooperatieve Rabobank UA,
25,000	1.300%, 08/01/17	25,014
15,000	VAR, 1.514%, 08/11/17	15,031
59,700	Credit Agricole Corporate & Investment Bank, (France), VAR, 1.488%, 11/03/17	59,808
11,400	Credit Industriel et Commercial, (France), 1.250%, 06/15/17	11,406
	Credit Suisse AG,
27,030	1.680%, 08/25/17	27,052
900	VAR, 1.753%, 09/12/17	902
21,575	VAR, 1.792%, 11/21/17	21,614

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Certificates of Deposit — continued
41,850	DZ Bank AG, (Germany), 1.210%, 04/25/17	41,869
	HSBC Bank USA NA,
25,000	VAR, 1.474%, 05/12/17	25,031
35,000	VAR, 1.584%, 08/04/17	35,076
	Lloyds Bank plc,
19,600	VAR, 1.407%, 12/12/17	19,651
61,600	VAR, 1.444%, 12/20/17	61,760
30,000	Mitsubishi UFJ Trust & Banking Corp., 1.530%, 08/23/17	30,042
76,000	Mizuho Bank Ltd., (Japan), VAR, 1.657%, 12/08/17	76,184
	Natixis SA,
5,000	1.220%, 03/27/17	5,002
25,000	1.350%, 05/31/17	25,024
44,520	VAR, 1.524%, 11/01/17	44,572
5,000	VAR, 1.688%, 09/25/17	5,018
	Norinchukin Bank,
5,200	1.300%, 08/11/17	5,200
19,350	1.430%, 07/27/17	19,365
13,450	1.470%, 08/03/17	13,462
28,000	1.550%, 10/13/17	28,033
24,100	1.550%, 10/25/17	24,129
1,100	1.630%, 01/31/18	1,102
	Royal Bank of Canada,
35,540	1.310%, 10/19/17	35,540
31,100	1.500%, 01/04/18	31,123
	Societe Generale SA,
12,400	1.450%, 10/20/17	12,408
6,200	1.470%, 10/19/17	6,205
50,000	1.580%, 01/12/18	50,040
28,500	Standard Chartered Bank, (United Kingdom), 1.400%, 06/02/17	28,528
	Sumitomo Mitsui Banking Corp.,
12,925	1.450%, 07/19/17	12,941
47,000	1.500%, 10/12/17	47,075
4,550	1.600%, 09/12/17	4,559
	Sumitomo Mitsui Trust Bank Ltd.,
54,435	1.500%, 07/20/17	54,510
23,000	1.530%, 08/08/17	23,035
5,000	1.530%, 08/16/17	5,008
21,330	VAR, 1.537%, 10/27/17	21,359
	Svenska Handelsbanken AB,
21,176	VAR, 1.294%, 08/01/17	21,204
20,000	VAR, 1.428%, 12/07/17	20,052

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificates of Deposit — continued
	Toronto-Dominion Bank (The),
13,300	1.200%, 07/13/17	13,307
37,250	VAR, 1.305%, 02/02/18	37,296
10,050	UBS AG, (Switzerland), VAR, 1.647%, 09/20/17	10,078
	Wells Fargo Bank NA,
18,500	VAR, 1.387%, 11/16/17	18,528
16,100	VAR, 1.478%, 09/22/17	16,139
	Westpac Banking Corp.,
19,950	1.230%, 07/14/17	19,964
39,000	VAR, 1.298%, 12/22/17	39,057

	Total Certificates of Deposit (Cost $1,373,296)	1,375,198

	Commercial Paper — 10.4%
55,000	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 1.575%, 01/10/18 (n)	54,354
	ANZ New Zealand Int’l Ltd.,
16,750	1.766%, 01/09/18 (n)	16,503
28,000	1.906%, 01/05/18 (n)	27,593
1,000	Atmos Energy Corp., 1.106%, 04/17/17 (n)	999
62,500	Bank of China Ltd., (China), 1.304%, 03/06/17 (n)	62,493
12,350	Bank of Nova Scotia (The), (Canada), VAR, 1.333%, 02/05/18 (n)	12,365
6,250	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 1.364%, 07/14/17 (n)	6,222
	BP Capital Markets plc,
28,650	1.622%, 11/13/17 (n)	28,351
24,500	1.626%, 02/02/18 (n)	24,124
28,500	1.706%, 12/08/17 (n)	28,162
73,300	Commonwealth Bank of Australia, (Australia), VAR, 1.322%, 12/08/17 (n)	73,425
	Danske Corp.,
20,000	1.626%, 02/16/18 (n)	19,679
34,870	Series A, 1.451%, 08/24/17 (n)	34,628
	Dominion Resources, Inc.,
35,300	1.227%, 04/17/17 (n)	35,249
5,400	1.227%, 04/20/17 (n)	5,392
10,350	Electricite de France SA, (France), 1.511%, 07/06/17 (n)	10,299
	Ford Motor Credit Co. LLC,
17,150	1.677%, 11/06/17 (n)	16,928
16,000	1.916%, 01/19/18 (n)	15,716
7,575	HSBC USA, Inc., 1.302%, 07/28/17 (n)	7,539

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	11

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Commercial Paper — continued
	ICBCIL Finance Co. Ltd.,
8,700	1.405%, 03/03/17 (n)	8,699
7,300	1.556%, 03/15/17 (n)	7,296
12,000	ING US Funding LLC, 1.384%, 06/09/17 (n)	11,965
	National Australia Bank Ltd.,
15,000	1.266%, 11/09/17 (n)	14,866
40,000	VAR, 1.288%, 12/07/17 (n)	40,063
25,000	Ontario Teachers’ Finance Trust, (Canada), 1.217%, 06/08/17 (n)	24,919
	Private Export Funding Corp.,
34,000	VAR, 1.327%, 01/04/18 (n)	34,042
37,850	VAR, 1.360%, 01/19/18 (n)	37,891
13,000	VAR, 4.056%, 02/01/18 (n)	13,013
60,000	Reckitt Benckiser Treasury Services plc, (United Kingdom), 1.369%, 08/30/17 (n)	59,642
30,000	Standard Chartered Bank, (United Kingdom), 1.709%, 09/12/17 (n)	29,784
28,600	Vodafone Group plc, (United Kingdom), 1.626%, 09/13/17 (n)	28,359
	Westpac Banking Corp.,
4,000	1.368%, 09/29/17 (n)	3,971
15,000	1.389%, 08/04/17 (n)	14,929
36,500	1.409%, 10/04/17 (n)	36,225

	Total Commercial Paper (Cost $845,022)	845,685

	Repurchase Agreements — 2.8%
100,000	Citigroup Global Markets Holdings, Inc., 1.784%, dated 02/28/17, due 03/28/17, repurchase price $100,139, collateralized by Asset-Backed Securities, 1.126% — 1.547%, due 05/12/38 — 12/26/50, with the value of $108,000.	100,000
100,000	Merrill Lynch PFS, Inc., 1.360%, dated 02/28/17, due 04/17/17, repurchase price $100,181, collateralized by Corporate Bonds, 0.000% — 6.250%, due 06/01/24 — 02/28/57, with the value of $106,592.	100,000
30,000	Morgan Stanley & Co. LLC, 1.500%, dated 02/28/17, due 04/04/17, repurchase price $30,044, collateralized by Common Stocks, with the value of $32,400.	30,000

	Total Repurchase Agreements (Cost $230,000)	230,000

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Company — 6.7%
545,729	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.850% (b) (l) (Cost $545,886)	545,948

	Total Short-Term Investments (Cost $2,994,204)	2,996,831

	Total Investments — 101.4% (Cost $8,240,247)	8,245,005
	Liabilities in Excess of Other Assets — (1.4)%	(115,454)

	NET ASSETS — 100.0%	$8,129,551

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2017.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%
(l)	— The rate shown is the current yield as of February 28, 2017.
(n)	— The rate shown is the effective yield as of February 28, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2017

(Amounts in thousands, except per share amounts)

Managed Income Fund
ASSETS:
Investments in non-affiliates, at value	$7,469,057
Investments in affiliates, at value	545,948
Repurchase agreements, at value	230,000

Total investment securities, at value	8,245,005
Cash	3
Receivables:
Investment securities sold	77,213
Fund shares sold	40,622
Interest from non-affiliates	26,113
Dividends from affiliates	292

Total Assets	8,389,248

LIABILITIES:
Payables:
Distributions	6,790
Investment securities purchased	220,991
Fund shares redeemed	30,362
Accrued liabilities:
Investment advisory fees	538
Administration fees	281
Shareholder servicing fees	618
Custodian and accounting fees	30
Trustees’ and Chief Compliance Officer’s fees	12
Other	75

Total Liabilities	259,697

Net Assets	$8,129,551

NET ASSETS:
Paid-in-Capital	$8,123,044
Accumulated undistributed (distributions in excess of) net investment income	5
Accumulated net realized gains (losses)	1,744
Net unrealized appreciation (depreciation)	4,758

Total Net Assets	$8,129,551

Net Assets:
Class L (formerly Institutional Class)	$8,127,381
Select Class	2,170

Total	$8,129,551

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class L (formerly Institutional Class)	810,927
Select Class	216

Net Asset Value (a):
Class L (formerly Institutional Class) — Offering and redemption price per share	$10.02
Select Class — Offering and redemption price per share	10.02

Cost of investments in non-affiliates	$7,464,361
Cost of investments in affiliates	545,886
Cost of repurchase agreements	230,000

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	13

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2017

(Amounts in thousands)

Managed Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$76,200
Interest income from affiliates	2
Dividend income from affiliates	1,981

Total investment income	78,183

EXPENSES:
Investment advisory fees	9,634
Administration fees	5,262
Shareholder servicing fees:
Class L (formerly Institutional Class)	6,421
Select Class	5
Custodian and accounting fees	209
Professional fees	136
Trustees’ and Chief Compliance Officer’s fees	46
Printing and mailing costs	39
Registration and filing fees	387
Transfer agency fees (See Note 2.F.)	43
Other	113

Total expenses	22,295

Less fees waived	(6,850)
Less earnings credits	— (a)

Net expenses	15,445

Net investment income (loss)	62,738

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	3,923
Investments in affiliates	105
Futures	(235)

Net realized gain (loss)	3,793

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	8,718
Investments in affiliates	62

Change in net unrealized appreciation/depreciation	8,780

Net realized/unrealized gains (losses)	12,573

Change in net assets resulting from operations	$75,311

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Managed Income Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$62,738	$27,952
Net realized gain (loss)	3,793	(693)
Change in net unrealized appreciation/depreciation	8,780	(3,346)

Change in net assets resulting from operations	75,311	23,913

DISTRIBUTIONS TO SHAREHOLDERS:
Class L (formerly Institutional Class)
From net investment income	(62,727)	(27,783)
From net realized gains	(1,341)	(575)
Select Class
From net investment income	(18)	(6)
From net realized gains	— (a)	— (a)

Total distributions to shareholders	(64,086)	(28,364)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,221,473	50,688

NET ASSETS:
Change in net assets	2,232,698	46,237
Beginning of period	5,896,853	5,850,616

End of period	$8,129,551	$5,896,853

Accumulated undistributed (distributions in excess of) net investment income	$5	$41

CAPITAL TRANSACTIONS:
Class L (formerly Institutional Class)
Proceeds from shares issued	$8,568,457	$5,951,201
Distributions reinvested	5,137	3,118
Cost of shares redeemed	(6,353,235)	(5,902,458)

Change in net assets resulting from Class L capital transactions	$2,220,359	$51,861

Select Class
Proceeds from shares issued	$3,423	$4,963
Distributions reinvested	13	2
Cost of shares redeemed	(2,322)	(6,138)

Change in net assets resulting from Select Class capital transactions	$1,114	$(1,173)

Total change in net assets resulting from capital transactions	$2,221,473	$50,688

SHARE TRANSACTIONS:
Class L (formerly Institutional Class)
Issued	855,263	594,464
Reinvested	513	312
Redeemed	(634,147)	(589,577)

Change in Class L Shares	221,629	5,199

Select Class
Issued	342	497
Reinvested	1	— (a)
Redeemed	(232)	(614)

Change in Select Class Shares	111	(117)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	15

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Managed Income Fund
Class L (formerly Institutional Class)
Year Ended February 28, 2017	$10.00	$0.10	(d)	$0.02	$0.12	$(0.10)	$— (e)	$(0.10)
Year Ended February 29, 2016	10.01	0.05	(d)	(0.01)	0.04	(0.05)	— (e)	(0.05)
Year Ended February 28, 2015	10.02	0.03		— (e)	0.03	(0.03)	(0.01)	(0.04)
Year Ended February 28, 2014	10.02	0.04		0.01	0.05	(0.04)	(0.01)	(0.05)
Year Ended February 28, 2013	10.00	0.04		0.03	0.07	(0.04)	(0.01)	(0.05)

Select Class
Year Ended February 28, 2017	10.01	0.09	(d)	0.01	0.10	(0.09)	— (e)	(0.09)
Year Ended February 29, 2016	10.02	0.04	(d)	(0.01)	0.03	(0.04)	— (e)	(0.04)
Year Ended February 28, 2015	10.02	0.02		0.01	0.03	(0.02)	(0.01)	(0.03)
Year Ended February 28, 2014	10.02	0.03		0.01	0.04	(0.03)	(0.01)	(0.04)
Year Ended February 28, 2013	10.00	0.03		0.03	0.06	(0.03)	(0.01)	(0.04)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.02	1.18%	$8,127,381	0.24%	0.97%	0.35%	114%
10.00	0.40	5,895,800	0.24	0.49	0.35	106
10.01	0.30	5,848,386	0.25	0.31	0.35	112
10.02	0.43	3,355,666	0.25	0.36	0.35	143
10.02	0.70	2,117,044	0.25	0.42	0.35	124

10.02	1.02	2,170	0.30	0.92	0.52	114
10.01	0.30	1,053	0.34	0.39	0.58	106
10.02	0.30	2,230	0.35	0.20	0.50	112
10.02	0.33	3,503	0.35	0.27	0.50	143
10.02	0.60	119,316	0.35	0.33	0.50	124

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered*	Diversified/Non-Diversified
Managed Income Fund	Class L and Select Class	Diversified

The investment objective of the Fund is to seek current income while seeking to maintain a low volatility of principal.

*	On April 3, 2017, the Fund’s Select Class Shares were converted into Institutional Class Shares, and the Institutional Class Shares were then renamed Class L Shares. Additionally, on April 3, 2017 the Select Class Shares were no longer offered.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. No sales charges are assessed with respect to the Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Fund’s administrator. Effective April 1, 2016, JPMFM merged into JPMIM and JPMIM became the Fund’s Administrator under the Administration Agreement.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Certain short term investments may be valued using the amortized cost method, provided that it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value (“NAV”) per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$827,886	$—	$827,886
Certificates of Deposit	—	455,450	—	455,450
Corporate Bonds
Consumer Discretionary	—	276,518	—	276,518
Consumer Staples	—	112,545	—	112,545
Energy	—	86,271	—	86,271
Financials	—	2,706,490	—	2,706,490
Health Care	—	151,661	—	151,661
Industrials	—	50,326	—	50,326
Information Technology	—	91,958	—	91,958
Materials	—	6,210	—	6,210
Real Estate	—	36,345	—	36,345
Telecommunication Services	—	132,880	—	132,880
Utilities	—	49,482	—	49,482

Total Corporate Bonds	—	3,700,686	—	3,700,686

U.S. Treasury Obligations	—	264,152	—	264,152
Short-Term Investments
Certificates of Deposit	—	1,375,198	—	1,375,198
Commercial Paper	—	845,685	—	845,685
Investment Company	545,948	—	—	545,948
Repurchase Agreements	—	230,000	—	230,000

Total Investments in Securities	$545,948	$7,699,057	—	$8,245,005

There were no transfers between levels 1 and 2 during the year ended February 28, 2017.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of February 28, 2017, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

C. Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the year ended February 28, 2017 (amounts in thousands):

Futures Contracts:
Average Notional Balance Long	373,167	(a)
Ending Notional Balance Long	—

(a)	For the period from September 1, 2016 to September 30, 2016.

As of February 28, 2017, the Fund did not hold open future contracts.

D. Repurchase Agreements — The Fund may enter into repurchase agreement transactions that meet the credit guidelines of the Adviser. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.

The Fund’s repurchase agreements are not subject to master netting arrangements.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when the Fund first learns of the dividend.

F. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Fund for the year ended February 28, 2017 are as follows (amounts in thousands):

Class L	Select Class	Total
$42	$1	$43

G. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2017, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

H. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$—	$(29)	$29

The reclassifications for the Fund relates primarily to investments in contingent preferred debt.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.15% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2017, the effective rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMCB serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. JPMDS receives no compensation in its capacity as the Fund’s underwriter.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class L	Select Class
0.10%	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived shareholder servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amount paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, and/or its affiliates have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class L	Select Class
0.25%	0.25%

Prior to November 1, 2016, the contractual expense limitation for the Select Class was 0.40%.

Except as noted above, the expense limitation agreements were in effect for the year ended February 28, 2017. The contractual expense limitation percentages in the table above were in place until April 3, 2017 for Select Class and until at least October 31, 2018 for Class L. In addition, the Fund’s service providers voluntarily waived fees for the year ended February 28, 2017. However, the Fund’s service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the year ended February 28, 2017, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expect the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total
$3,741	$2,494	$2	$6,237

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and JPMDS, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of these waivers resulting from investments in these money market funds for the year ended February 28, 2017 was approximately $613,000.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2017, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Fund may use related party broker-dealers. For the year ended February 28, 2017, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2017, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Managed Income Fund	$4,657,588	$3,867,044	$618,511	$627,019

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2017 were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$8,240,219	$7,831	$(3,045)	$4,786

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in contingent preferred debt.

The tax character of distributions paid during the year ended February 28, 2017 was as follows (amounts in thousands):

Ordinary Income *	Net Long-Term Capital Gains	Total Distributions Paid
$64,086	$—	$64,086

*	Short-term gains are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 29, 2016 was as follows (amount in thousands):

Ordinary Income *	Net Long-Term Capital Gains	Total Distributions Paid
$28,013	$351	$28,364

*	Short-term gains are treated as ordinary income for income tax purposes.

As of February 28, 2017, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain	Unrealized Appreciation (Depreciation)
$8,427	$124	$4,786

The cumulative timing differences primarily consist of distribution payable.

During the year ended February 28, 2017, the Fund utilized capital loss carryforwards as follows (amounts in thousands):

Capital Loss Carryforwards Utilized
Long Term
$199

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the year ended February 28, 2017.

In addition, effective August 16, 2016, the Trust along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the Fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. The initial term of the Credit Facility is 364 days, unless extended. The Fund did not utilize the Credit Facility during the year ended February 28, 2017.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of February 28, 2017, the Fund had two affiliated omnibus accounts that collectively represented 92.3% of the Fund’s net assets.

Significant shareholder transactions by these shareholders may impact the Fund’s performance.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund is subject to the risk that should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems to be representative of its value, the value of the Fund’s net assets could be adversely affected.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. At this time, management is currently assessing the anticipated impact of the Regulation S-X amendments on the Fund’s financial statements and related disclosures.

9. Subsequent Event

Effective April 3, 2017, the Fund ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMDS from the Shareholder Servicing Fee which has been renamed as the Service Fee.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Managed Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Managed Income Fund (a separate series of JPMorgan Trust I) (the “Fund”) as of February 28, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of February 28, 2017 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 26, 2017

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	25

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	153	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	153	Trustee, Museum of Jewish Heritage (2011-present); Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington (1950); Trustee of Trust since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	152	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	153	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	153	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	153	None

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	153	None

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	153	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	153	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	153	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	153	None

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	153	None

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (153 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	27

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014)

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)*	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Fitzgerald has been with JPMorgan Chase since 2005.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986) Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2017; Vice President, JPMorgan Funds Management, Inc. from August 2012 to January 2016; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2016, and continued to hold your shares at the end of the reporting period, February 28, 2017.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Managed Income Fund
Class L (formerly Institutional Class)
Actual	$1,000.00	$1,005.40	$1.19	0.24%
Hypothetical	1,000.00	1,023.60	1.20	0.24
Select Class
Actual	1,000.00	1,005.30	1.34	0.27
Hypothetical	1,000.00	1,023.46	1.35	0.27

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	29

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2017. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2017. The information necessary to complete your income tax returns for the calendar year ending December 31, 2017 will be provided under separate cover.

Treasury Income

The Fund had 3.14%, or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2017.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾ Social Security number and account balances

◾ transaction history and account transactions

◾ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾ open an account or provide contact information

◾ give us your account information or pay us by check

◾ make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾ sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾ affiliates from using your information to market to you

◾ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-766-7722 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-766-7722 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-766-7722 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. February 2017.	AN-INC3-217

Annual Report

JPMorgan SmartAllocation Funds

February 28, 2017

JPMorgan SmartAllocation Income Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 22, 2017 (Unaudited)

Dear Shareholders,

For most of the past twelve months, the U.S. economy was one of the few bright spots among developed nations as most of Europe and Japan struggled with low or negative economic growth. However, by the end of February 2017 there emerged clear signals that the world’s 20 largest economies were moving in a more synchronized fashion that could lead to an accelerating global economy.

“While the global economy appeared to grow more synchronized during the twelve months ended February 28, 2017, there also emerged political uncertainties in the U.S. and Europe.”

Indeed, the World Bank has estimated that global economic growth in 2017 will rise by 2.7% compared with 2.3% in 2016 and economists generally expect each of the world’s 20 largest economies will see an increase in gross domestic product in 2017.

In the 19-nation euro zone, manufacturing activity rose in February 2017 for the sixth consecutive month and reached levels not seen in nearly six years. Economic confidence surveys have been the strongest since 2011. While unemployment across the euro zone remained nearly twice that of the U.S., the jobless rate fell faster than expected in early 2017 to its lowest level since 2009. Importantly, euro zone inflation reached the European Central Bank’s target of 2.0% in February 2017, which provided further evidence that the risk of a painful deflationary spiral had receded.

Meanwhile, Chinese factory activity was stronger than economists expected in February 2017 and more broadly, Chinese economic stimulus measures initiated in 2016 appeared to bolster trade throughout Asia. In Japan, corporate profits were estimated at record highs even in the face of a stronger yen. South Korean exports grew in February 2017 for the fourth consecutive month. Economic data from Australia and India showed signs of stronger growth.

To a certain extent, the healthier global economy was supported by a rebound in global oil prices, which reached 15-month highs in October 2016. Prices for other commodities also rose during 2016, helping growth in those emerging market nations reliant on natural resource exports.

In the U.S., the pace of economic expansion was sufficient to persuade the Federal Reserve Bank to raise interest rates in December 2016 and again in March 2017. Meanwhile, leading stock market indexes hit record highs in late 2016 and early 2017 amid strength in corporate profits and the broader U.S. economy. Investor expectations that the Republican Party’s newly-won control of the U.S. presidency along with its majorities in both houses of the U.S. Congress would bolster economic growth while lowering certain taxes further supported U.S. financial assets.

While the global economy appeared to grow more synchronized during the twelve months ended February 28, 2017, there also emerged political uncertainties in the U.S. and Europe. In the U.K., a populist drive to exit the European Union won a surprise victory in mid-2016. While global financial markets generally rebounded from the sharp sell-off that followed the June 23rd referendum, the ultimate impact of the so-called Brexit remained uncertain and was seen as a drag on the U.K. economy. In November, Donald Trump, who campaigned on a platform that included tighter restrictions on immigration and protective trade policies, won the U.S. presidency. While voters in the Netherlands declined to give the anti-immigrant Party for Freedom a majority in the lower house of Parliament, populist parties were vying for power in France, Germany and elsewhere.

Each of these parties and their leaders — both in the U.S. and elsewhere — share broad policy goals that prioritize restricting immigration and shunning supranational trade agreements. Given that immigration and free trade are key drivers of economic growth in advanced, post-industrial nations, it remains to be seen how much electoral support these shared agendas would earn.

In the face of all this, U.S. and foreign financial markets generally rewarded investors with positive returns for the twelve months through February 28, 2017. Over time, we believe financial markets will continue to reward those investors who maintain patience and discipline in the context of a properly diversified portfolio.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

FEBRUARY 28, 2017	JPMORGAN SMARTALLOCATION FUNDS	1

JPMorgan SmartAllocation Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares (formerly Select Class))*[1]	3.64%
Bloomberg Barclays U.S. Aggregate Index	1.42%

Net Assets as of 2/28/2017 (In Thousands)	$189,443

INVESTMENT OBJECTIVE**

The JPMorgan SmartAllocation Income Fund (the “Fund”) seeks to provide total return.

HOW DID THE MARKET PERFORM?

U.S. financial markets generally provided positive returns for the twelve month reporting period amid continued growth in the U.S. economy and rising domestic interest rates. While U.S. equity outperformed most other asset classes, commodities and corporate bonds also had positive returns. At the end of June 2016, the U.K.’s vote to exit from the European Union led to a global sell-off in financial markets. However, U.S. markets rebounded within a month.

Commodity prices stabilized during the reporting period and global oil prices reached 15-month highs in October. Oil prices were further bolstered by the Organization of Petroleum Exporting Countries’ decision to curb production.

Following the November 8, 2016 elections, the Republican Party assumed control of the presidency and both houses of the U.S. Congress. In the following months, key U.S. equity benchmarks reached multiple record closing highs. While U.S. Treasury bonds underperformed other bond market sectors, corporate bonds and high-yield bonds (also known as “junk bonds”) posted positive returns as investors sought higher yields on fixed-income assets.

For the twelve months ended February 28, 2017, the Bloomberg Barclays U.S. Aggregate Index returned 1.42% and the Bloomberg Barclays High Yield Corporate Index returned 21.83%.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Compared with the Barclays U.S. Aggregate Index (the “Benchmark”), the Fund had exposure to a broader range of fixed income asset classes during the twelve months ended February 28, 2017. The Fund invested in emerging market, investment grade, high yield, asset-backed and mortgage-backed debt securities.

Relative to the Benchmark, the Fund’s overweight allocation to high yield bonds (also known as “junk bonds”) was a leading contributor to performance. The Fund’s manager selection in both high yield bonds and emerging market debt also helped relative performance. The Fund’s underweight allocation to emerging markets debt, relative to the Fund’s strategic allocation targets, was a leading detractor from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund invested in underlying J.P. Morgan Funds, individual fixed income securities and an exchange traded fund to implement the portfolio managers’ asset allocation decisions. The Fund’s portfolio managers used a systematic screening and selection process to choose the underlying funds in their construction of the portfolio.

PORTFOLIO COMPOSITION***
Investment Companies	60.6%
Exchange Traded Fund	38.5
U.S. Treasury Obligation	0.3
Short-Term Investment	0.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.
[1]	Effective April 3, 2017, Select Class was renamed Class I Shares.

2	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2017

JPMorgan SmartAllocation Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	June 29, 2012
With Sales Charge*		(0.44)%	0.71%	1.32%
Without Sales Charge		3.46	2.00	2.14
CLASS C SHARES	June 29, 2012
With CDSC**		1.85	1.47	1.63
Without CDSC		2.85	1.47	1.63
CLASS R2 SHARES	June 29, 2012	3.14	1.75	1.89
CLASS R5 SHARES	June 29, 2012	3.86	2.43	2.60
CLASS R6 SHARES	June 29, 2012	3.91	2.50	2.66
CLASS I SHARES (formerly Select Class Shares)	June 29, 2012	3.64	2.24	2.40

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/29/12 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 29, 2012.

The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan SmartAllocation Income Fund, the Bloomberg Barclays U.S. Aggregate Index and the Lipper Global Income Funds Index from June 29, 2012 to February 28, 2017. The performance of the Lipper Global Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Global Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund.

The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Global Income Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on June 29, 2012 until May 14, 2013, the Fund did not experience any shareholder purchase and sale activity. If such activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2017	JPMORGAN SMARTALLOCATION FUNDS	3

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 38.4%
	Fixed Income — 38.4%
668,651	iShares Core U.S. Aggregate Bond Fund (Cost $73,662,029)	72,729,169

Investment Companies — 60.5% (b)
	Fixed Income — 60.5%
5,275,866	JPMorgan Core Bond Fund, Class R6 Shares	60,989,007
1,913,006	JPMorgan Corporate Bond Fund, Class R6 Shares	19,149,192
666,722	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	5,453,790
60,543	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	502,506
3,813,869	JPMorgan High Yield Fund, Class R6 Shares	28,527,744

	Total Investment Companies (Cost $114,254,532)	114,622,239

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligation — 0.3%
600,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $599,241)	599,110

SHARES
Short-Term Investment — 0.6%
	Investment Company — 0.6%
1,094,265	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.450% (b) (l) (Cost $1,094,265)	1,094,265

	Total Investments — 99.8% (Cost $189,610,067)	189,044,783
	Other Assets in Excess of Liabilities — 0.2%	397,925

	NET ASSETS — 100.0%	$189,442,708

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
40	10 Year Australian Government Bond	03/15/17	AUD	3,933,044	$15,084
29	10 Year U.S. Treasury Note	06/21/17	USD	3,612,766	13,233
	Short Futures Outstanding
(22)	Euro Bund	03/08/17	EUR	(3,870,094)	(93,997)
(25)	Long Gilt	06/28/17	GBP	(3,946,834)	(65,839)
(50)	5 Year U.S. Treasury Note	06/30/17	USD	(5,885,156)	(8,308)

					$(139,827)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(k)	— All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	— The rate shown is the current yield as of February 28, 2017.

SEE NOTES TO FINANCIAL STATEMENTS.

4	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2017	JPMORGAN SMARTALLOCATION FUNDS	5

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2017

SmartAllocation Income Fund
ASSETS:
Investments in non-affiliates, at value	$73,328,279
Investments in affiliates, at value	115,716,504

Total investment securities, at value	189,044,783
Cash	397
Receivables:
Fund shares sold	180,000
Interest from non-affiliates	361
Dividends from affiliates	332
Variation margin on futures contracts	275,520
Due from Adviser	8,648

Total Assets	189,510,041

LIABILITIES:
Payables:
Fund shares redeemed	2,883
Accrued liabilities:
Administration fees	5,387
Distribution fees	234
Shareholder servicing fees	148
Custodian and accounting fees	6,862
Audit fees	37,021
Registration fees	7,409
Printing & Postage fees	3,645
Other	3,744

Total Liabilities	67,333

Net Assets	$189,442,708

SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2017

SmartAllocation Income Fund
NET ASSETS:
Paid-in-Capital	$192,809,877
Accumulated undistributed (distributions in excess of) net investment income	685,867
Accumulated net realized gains (losses)	(3,341,307)
Net unrealized appreciation (depreciation)	(711,729)

Total Net Assets	$189,442,708

Net Assets:
Class A	$690,470
Class C	172,000
Class R2	20,308
Class R5	24,791
Class R6	188,313,055
Class I (formerly Select Class)	222,084

Total	$189,442,708

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	47,013
Class C	11,737
Class R2	1,384
Class R5	1,685
Class R6	12,794,570
Class I (formerly Select Class)	15,056

Net Asset Value (a):
Class A — Redemption price per share	$14.69
Class C — Offering price per share (b)	14.65
Class R2 — Offering and redemption price per share	14.68
Class R5 — Offering and redemption price per share	14.71
Class R6 — Offering and redemption price per share	14.72
Class I (formerly Select Class) — Offering and redemption price per share	14.75
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$15.26

Cost of investments in non-affiliates	$74,261,270
Cost of investments in affiliates	115,348,797

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN SMARTALLOCATION FUNDS	7

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2017

SmartAllocation Income Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$1,486,358
Dividend income from affiliates	3,090,512
Interest income from non-affiliates	672,508
Interest income from affiliates	2

Total investment income	5,249,380

EXPENSES:
Investment advisory fees	509,015
Administration fees	138,992
Distribution fees:
Class A	1,270
Class C	1,108
Class R2	101
Shareholder servicing fees:
Class A	1,270
Class C	369
Class R2	51
Class R5	11
Class I (formerly Select Class)	600
Custodian and accounting fees	47,721
Interest expense to non-affiliates	766
Professional fees	65,571
Trustees’ and Chief Compliance Officer’s fees	23,503
Printing and mailing costs	21,713
Registration and filing fees	73,772
Transfer agency fees (See Note 2.G)	3,300
Sub-transfer agency fees (See Note 2.G)	139
Other	8,989

Total expenses	898,261

Less fees waived	(491,079)
Less expense reimbursements	(1,292)

Net expenses	405,890

Net investment income (loss)	4,843,490

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(842,516)
Investments in affiliates	(1,567,883)
Futures	(472,511)
Foreign currency transactions	2,224

Net realized gain (loss)	(2,880,686)

Distributions of capital gains received from investment company affiliates	173,383

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(873,490)
Investments in affiliates	4,287,219
Futures	(139,827)
Foreign currency translations	(6,618)

Change in net unrealized appreciation/depreciation	3,267,284

Net realized/unrealized gains (losses)	559,981

Change in net assets resulting from operations	$5,403,471

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2017

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	SmartAllocation Income Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,843,490	$3,574,706
Net realized gain (loss)	(2,880,686)	(556,851)
Distributions of capital gains received from investment company non-affiliates	—	84,376
Distributions of capital gains received from investment company affiliates	173,383	48,499
Change in net unrealized appreciation/depreciation	3,267,284	(3,969,979)

Change in net assets resulting from operations	5,403,471	(819,249)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(11,573)	(9,017)
From net realized gains	—	(30)
Class C
From net investment income	(2,597)	(469)
From net realized gains	—	(2)
Class R2
From net investment income	(420)	(499)
From net realized gains	—	(1)
Class R5
From net investment income	(658)	(778)
From net realized gains	—	(2)
Class R6
From net investment income	(4,832,734)	(3,060,878)
From net realized gains	—	(12,106)
Class I (formerly Select Class)
From net investment income	(5,779)	(25,101)
From net realized gains	—	(12)

Total distributions to shareholders	(4,853,761)	(3,108,895)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	40,397,237	147,600,496

NET ASSETS:
Change in net assets	40,946,947	143,672,352
Beginning of period	148,495,761	4,823,409

End of period	$189,442,708	$148,495,761

Accumulated undistributed (distributions in excess of) net investment income	$685,867	$587,149

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN SMARTALLOCATION FUNDS	9

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	SmartAllocation Income Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$398,169	$426,068
Distributions reinvested	11,573	8,967
Cost of shares redeemed	(203,798)	(335,872)

Change in net assets resulting from Class A capital transactions	$205,944	$99,163

Class C
Proceeds from shares issued	$209,314	$86,200
Distributions reinvested	2,597	471
Cost of shares redeemed	(143,541)	(33,287)

Change in net assets resulting from Class C capital transactions	$68,370	$53,384

Class R2
Proceeds from shares issued	$—	$519
Distributions reinvested	420	500
Cost of shares redeemed	(113)	(34,084)

Change in net assets resulting from Class R2 capital transactions	$307	$(33,065)

Class R5
Proceeds from shares issued	$1,420	$948
Distributions reinvested	658	780
Cost of shares redeemed	(24)	(34,748)

Change in net assets resulting from Class R5 capital transactions	$2,054	$(33,020)

Class R6
Proceeds from shares issued	$44,808,844	$154,608,795
Distributions reinvested	4,832,734	3,072,984
Cost of shares redeemed	(9,607,198)	(6,109,117)

Change in net assets resulting from Class R6 capital transactions	$40,034,380	$151,572,662

Class I (formerly Select Class)
Proceeds from shares issued	$197,092	$41,051
Distributions reinvested	5,779	25,113
Cost of shares redeemed	(116,689)	(4,124,792)

Change in net assets resulting from Class I capital transactions	$86,182	$(4,058,628)

Total change in net assets resulting from capital transactions	$40,397,237	$147,600,496

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2017

	SmartAllocation Income Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class A
Issued	26,774	29,094
Reinvested	786	614
Redeemed	(13,673)	(22,823)

Change in Class A Shares	13,887	6,885

Class C
Issued	13,986	6,008
Reinvested	176	32
Redeemed	(9,790)	(2,231)

Change in Class C Shares	4,372	3,809

Class R2
Issued	—	36
Reinvested	28	34
Redeemed	(7)	(2,282)

Change in Class R2 Shares	21	(2,212)

Class R5
Issued	96	64
Reinvested	45	53
Redeemed	(2)	(2,319)

Change in Class R5 Shares	139	(2,202)

Class R6
Issued	2,968,410	10,346,725
Reinvested	326,754	211,559
Redeemed	(642,774)	(419,737)

Change in Class R6 Shares	2,652,390	10,138,547

Class I (formerly Select Class)
Issued	13,121	2,772
Reinvested	389	1,683
Redeemed	(7,881)	(275,611)

Change in Class I Shares	5,629	(271,156)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN SMARTALLOCATION FUNDS	11

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
	Investment Operations					Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Net asset value, end of period
SmartAllocation Income Fund
Class A
Year Ended February 28, 2017	$14.53	$0.35	(h)	$0.15	$0.50	$(0.34)	$—	$(0.34)	$14.69
Year Ended February 29, 2016	15.00	0.37	(h)(i)	(0.51)	(0.14)	(0.33)	— (j)	(0.33)	14.53
Year Ended February 28, 2015	14.92	0.41		0.11	0.52	(0.39)	(0.05)	(0.44)	15.00
Year Ended February 28, 2014	15.27	0.38		(0.29)	0.09	(0.40)	(0.04)	(0.44)	14.92
June 29, 2012(l) through February 28, 2013	15.00	0.26		0.24	0.50	(0.21)	(0.02)	(0.23)	15.27
Class C
Year Ended February 28, 2017	14.51	0.26	(h)	0.15	0.41	(0.27)	—	(0.27)	14.65
Year Ended February 29, 2016	14.95	0.32	(h)(i)	(0.53)	(0.21)	(0.23)	— (j)	(0.23)	14.51
Year Ended February 28, 2015	14.90	0.31		0.14	0.45	(0.35)	(0.05)	(0.40)	14.95
Year Ended February 28, 2014	15.25	0.31		(0.28)	0.03	(0.34)	(0.04)	(0.38)	14.90
June 29, 2012(l) through February 28, 2013	15.00	0.20		0.24	0.44	(0.17)	(0.02)	(0.19)	15.25
Class R2
Year Ended February 28, 2017	14.53	0.31	(h)	0.15	0.46	(0.31)	—	(0.31)	14.68
Year Ended February 29, 2016	14.97	0.34	(h)(i)	(0.51)	(0.17)	(0.27)	— (j)	(0.27)	14.53
Year Ended February 28, 2015	14.91	0.35		0.14	0.49	(0.38)	(0.05)	(0.43)	14.97
Year Ended February 28, 2014	15.26	0.34		(0.28)	0.06	(0.37)	(0.04)	(0.41)	14.91
June 29, 2012(l) through February 28, 2013	15.00	0.23		0.24	0.47	(0.19)	(0.02)	(0.21)	15.26
Class R5
Year Ended February 28, 2017	14.56	0.42	(h)	0.14	0.56	(0.41)	—	(0.41)	14.71
Year Ended February 29, 2016	15.03	0.44	(h)(i)	(0.52)	(0.08)	(0.39)	— (j)	(0.39)	14.56
Year Ended February 28, 2015	14.94	0.45		0.15	0.60	(0.46)	(0.05)	(0.51)	15.03
Year Ended February 28, 2014	15.28	0.45		(0.29)	0.16	(0.46)	(0.04)	(0.50)	14.94
June 29, 2012(l) through February 28, 2013	15.00	0.30		0.24	0.54	(0.24)	(0.02)	(0.26)	15.28
Class R6
Year Ended February 28, 2017	14.57	0.42	(h)	0.15	0.57	(0.42)	—	(0.42)	14.72
Year Ended February 29, 2016	15.03	0.44	(h)(i)	(0.50)	(0.06)	(0.40)	— (j)	(0.40)	14.57
Year Ended February 28, 2015	14.95	0.46		0.14	0.60	(0.47)	(0.05)	(0.52)	15.03
Year Ended February 28, 2014	15.28	0.46		(0.28)	0.18	(0.47)	(0.04)	(0.51)	14.95
June 29, 2012(l) through February 28, 2013	15.00	0.31		0.23	0.54	(0.24)	(0.02)	(0.26)	15.28
Class I (formerly Select Class)
Year Ended February 28, 2017	14.60	0.38	(h)	0.15	0.53	(0.38)	—	(0.38)	14.75
Year Ended February 29, 2016	15.01	0.44	(h)(i)	(0.54)	(0.10)	(0.31)	— (j)	(0.31)	14.60
Year Ended February 28, 2015	14.93	0.42		0.15	0.57	(0.44)	(0.05)	(0.49)	15.01
Year Ended February 28, 2014	15.27	0.42		(0.28)	0.14	(0.44)	(0.04)	(0.48)	14.93
June 29, 2012(l) through February 28, 2013	15.00	0.28		0.24	0.52	(0.23)	(0.02)	(0.25)	15.27

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Does not include expenses of Underlying Funds.
(g)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(h)	Calculated based upon average shares outstanding.
(i)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(j)	Amount rounds to less than $0.005.
(k)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended February 28, 2014 and for the period ended February 28, 2013.
(l)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2017

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge) (c)(d)	Net assets, end of period	Net expenses (e)(f)		Net investment income (loss) (b)		Expenses without waivers, reimbursements and earnings credits (f)		Portfolio turnover rate (c)(g)

3.46%	$690,470	0.73%		2.38%		1.24%		57%
(0.95)	481,438	0.73		2.53	(i)	1.72		16
3.55	393,698	0.70		2.54		5.03		28
0.71	71,196	0.68	(k)	2.58	(k)	5.67	(k)	29
3.31	51,642	0.69	(k)	2.54	(k)	5.77	(k)	12

2.85	172,000	1.23		1.78		1.70		57
(1.41)	106,852	1.23		2.18	(i)	3.64		16
3.03	53,181	1.19		2.10		5.39		28
0.28	51,597	1.18	(k)	2.06	(k)	6.30	(k)	29
2.92	51,472	1.19	(k)	2.03	(k)	6.26	(k)	12

3.14	20,308	0.98		2.09		2.42		57
(1.14)	19,797	0.97		2.31	(i)	3.83		16
3.30	53,536	0.94		2.35		5.12		28
0.49	51,811	0.93	(k)	2.31	(k)	6.05	(k)	29
3.11	51,557	0.94	(k)	2.28	(k)	6.01	(k)	12

3.86	24,791	0.28		2.80		1.53		57
(0.53)	22,514	0.27		3.01	(i)	3.03		16
4.10	56,316	0.24		3.05		4.42		28
1.16	52,417	0.23	(k)	3.01	(k)	5.35	(k)	29
3.61	51,796	0.24	(k)	2.98	(k)	5.31	(k)	12

3.91	188,313,055	0.24		2.85		0.52		57
(0.40)	147,727,561	0.23		2.98	(i)	0.53		16
4.07	54,610	0.19		3.10		4.37		28
1.26	52,458	0.18	(k)	3.06	(k)	5.30	(k)	29
3.63	51,811	0.20	(k)	3.02	(k)	5.26	(k)	12

3.64	222,084	0.49		2.57		0.94		57
(0.66)	137,599	0.45		2.93	(i)	3.59		16
3.86	4,212,068	0.44		2.85		4.61		28
0.98	3,921,489	0.43	(k)	2.81	(k)	5.55	(k)	29
3.44	3,879,559	0.44	(k)	2.78	(k)	5.51	(k)	12

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN SMARTALLOCATION FUNDS	13

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
SmartAllocation Income Fund	Class A, Class C, Class R2, Class R5, Class R6 and Class I*	Diversified

The investment objective of the Fund is to seek to provide total return.

*	Effective April 3, 2017, Select Class was renamed Class I Shares.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6 and Class I Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Fund’s administrator. Effective April 1, 2016, JPMFM merged into JPMIM and JPMIM became the Fund’s Administrator under the Administration Agreement.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

14	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2017

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at February 28, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
U.S. Treasury Obligations	$—	$599,110	$—	$599,110
Exchange Traded Fund	72,729,169	—	—	72,729,169
Investment Companies	114,622,239	—	—	114,622,239
Short-Term Investment
Investment Company	1,094,265	—	—	1,094,265

Total Investments in Securities	$188,445,673	$599,110	$—	$189,044,783

Appreciation in Other Financial Instruments
Futures Contracts	$28,317	$—	$—	$28,317

Depreciation in Other Financial Instruments
Futures Contracts	$(168,144)	$—	$—	$(168,144)

There were no transfers among any levels during the year ended February 28, 2017.

B. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/ depreciation on foreign currency translations on the Statement of Operations.

C. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund.

As of February 28, 2017, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A under the Securities Act.

FEBRUARY 28, 2017	JPMORGAN SMARTALLOCATION FUNDS	15

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

D. Futures Contracts — The Fund used interest rate futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the year ended February 28, 2017:

Futures Contracts — Interest Rate:
Average Notional Balance Long	$8,787,486	(a)
Average Notional Balance Short	11,623,124	(a)
Ending Notional Balance Long	7,545,810
Ending Notional Balance Short	13,702,084

(a)	For the period March 1, 2016 through February 28, 2017.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

E. Investment Transactions with Affiliates — The Fund invested in certain Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the realized gain (loss) amounts in the table below are distributions of realized capital gains, if any, received from the affiliated Underlying Funds.

		For the year ended February 28, 2017
Affiliate	Value at February 29, 2016	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Shares at February 28, 2017	Value at February 28, 2017
JPMorgan Core Bond Fund, Class R6 Shares	$—	$61,580,333	$943,774	$104,735	$393,568	5,275,866	$60,989,007
JPMorgan Corporate Bond Fund, Class R6 Shares	13,276,232	5,576,599	—	62,283	480,285	1,913,006	19,149,192
JPMorgan Emerging Markets Debt Fund, Class R6 Shares	3,989,547	9,890,334	8,228,116	(423,548)	345,925	666,722	5,453,790
JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	444,539	5,841	—	—	5,841	60,543	502,506
JPMorgan High Yield Fund, Class R6 Shares	23,551,170	10,780,861	8,500,446	(679,944)	1,401,900	3,813,869	28,527,744
JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares	20,198,286	4,262,053	23,980,556	(458,026)	454,058	—	—
JPMorgan Prime Money Market Fund, Institutional Class Shares	902,181	14,743,637	15,645,817	—	4,706	—	—
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares	—	52,704,966	51,610,701	—	4,229	1,094,265	1,094,265

Total	$62,361,955			$(1,394,500)	$3,090,512		$115,716,504

16	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2017

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

G. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

The Fund invests in Underlying Funds and ETFs and, as a result, bears a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of the affiliated Underlying Funds and ETFs are waived by the Fund as described in Note 3.F.

Transfer agency fees and sub-transfer agency fees are class-specific expenses. The amount of the transfer agency fees and sub-transfer agency fees charged to each class of the Fund for the year ended February 28, 2017 are as follows:

	Class A	Class C	Class R2	Class R5	Class R6	Class I	Total
Transfer agent fees	$1,114	$193	$235	$231	$1,192	$335	$3,300
Sub-transfer agent fees	—	70	—	—	—	69	139

H. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2017, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

I. Distributions to Shareholders — Distributions from net investment income are generally declared and paid at least quarterly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts:

Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$—	$108,989	$(108,989)

The reclassifications for the Fund relate primarily to foreign currency contracts gains or losses.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.30% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2017, the effective rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

FEBRUARY 28, 2017	JPMORGAN SMARTALLOCATION FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s principal underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. Class R5, Class R6 and Class I Shares do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to JPMDS, at annual rates of 0.25%, 0.75% and 0.50% of the average daily net assets of Class A, Class C and Class R2 Shares, respectively.

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2017, JPMDS retained the following amounts:

Front-End Sales Charge
$23

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. The Class R6 Shares do not charge a shareholder servicing fee. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Class I
0.25%	0.25%	0.25%	0.05%	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived shareholder servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Fund, Underlying Funds and ETFs (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses incurred by the Fund and any Underlying Fund and ETFs and acquired fund fees incurred by an Underlying Fund and ETFs) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Class R6	Class I
0.98%	1.48%	1.23%	0.53%	0.48%	0.73%

The expense limitation agreement was in effect for the year ended February 28, 2017 and is in place until at least June 30, 2017.

For the year ended February 28, 2017, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$459,525	$30,314	$1,240	$491,079	$1,292

The Underlying Funds may impose separate advisory and shareholder servicing fees. To avoid charging a shareholder servicing fee at an effective rate above 0.25% for Class A, Class C, Class R2 and Class I Shares and above 0.05% for Class R5 Shares, the JPMDS may waive shareholder servicing fees with respect to the Fund in an amount equal to the weighted average pro-rata amount of shareholder servicing fees charged by the affiliated Underlying Funds. This waiver may be in addition to any waivers required to meet the Fund’s contractual expense limitations, but will not exceed the Fund’s shareholder servicing fees.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

18	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2017

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2017, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the year ended February 28, 2017, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the year ended February 28, 2017, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$128,989,468	$79,054,279	$7,114,385	$17,523,696

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2017 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$189,820,890	$958,551	$(1,734,658)	$(776,107)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the year ended February 28, 2017 was as follows:

Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
$4,853,761	$—	$4,853,761
*	Short-term gains are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 29, 2016 was as follows:

Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
$3,096,817	$12,078	$3,108,895
*	Short-term gains are treated as ordinary income for income tax purposes.

As of February 28, 2017, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Current Distributable Ordinary Income	Tax Basis Capital Loss Carryover	Unrealized Appreciation (Depreciation)
$729,936	$(895,312)	$(767,640)

For the Portfolio, the cumulative timing differences primarily consist of post-October capital loss deferrals, wash sale loss deferrals and mark to market of futures contracts.

FEBRUARY 28, 2017	JPMORGAN SMARTALLOCATION FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

As of February 28, 2017, the Fund had net capital loss carryforwards as follows:

Capital Loss Carryforward Character
Short-Term	Long-Term
$480,744	$414,568

Net capital losses and specified ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended February 28, 2017, the Fund deferred to March 1, 2017 net capital losses of:

Net Capital Losses		Specified Ordinary Losses
Short-Term	Long-Term
$1,585,959	$804,126	$37,984

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the year ended February 28, 2017.

In addition, effective August 16, 2016, the Trust along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the Fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. The initial term of the Credit Facility is 364 days, unless extended. The Fund did not utilize the Credit Facility during the year ended February 28, 2017.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of February 28, 2017, the Fund had one affiliated individual account which represented 96.6% of the Fund’s net assets. Investment activities on behalf of this shareholder could impact the Fund.

Because of the Fund’s investments in Underlying Funds and ETFs, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, including collateralized mortgage obligations and stripped mortgage-backed securities, equity securities, including foreign and emerging markets securities and convertible securities. These securities are subject to risks specific to their structure, sector or market.

20	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2017

The Fund invests in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. At this time, management is currently assessing the anticipated impact of the Regulation S-X amendments on the Fund’s financial statements and related disclosures.

9. Subsequent Event

Effective April 3, 2017, the Fund ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMDS from the Shareholder Servicing Fee which has been renamed as the Service Fee.

FEBRUARY 28, 2017	JPMORGAN SMARTALLOCATION FUNDS	21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan SmartAllocation Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan SmartAllocation Income Fund (a separate series of JPMorgan Trust I) (the “Fund”) as of February 28, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of February 28, 2017 by correspondence with the transfer agent and custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 26, 2017

22	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2017

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	153	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	153	Trustee, Museum of Jewish Heritage (2011-present); Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington (1950); Trustee of Trust since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	152	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	153	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	153	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	153	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	153	None

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	153	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	153	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

FEBRUARY 28, 2017	JPMORGAN SMARTALLOCATION FUNDS	23

Trustees

(Unaudited) (continued)

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	153	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	153	None

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	153	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (153 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

24	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2017

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014)

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)*	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Fitzgerald has been with JPMorgan Chase since 2005.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986) Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2017; Vice President, JPMorgan Funds Management, Inc. from August 2012 to January 2016; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

FEBRUARY 28, 2017	JPMORGAN SMARTALLOCATION FUNDS	25

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2016, and continued to hold your shares at the end of the reporting period, February 28, 2017.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees, and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
SmartAllocation Income Fund
Class A
Actual	$1,000.00	$982.50	$3.54	0.72%
Hypothetical	1,000.00	1,021.22	3.61	0.72
Class C
Actual	1,000.00	979.80	5.99	1.22
Hypothetical	1,000.00	1,018.74	6.11	1.22
Class R2
Actual	1,000.00	981.10	4.76	0.97
Hypothetical	1,000.00	1,019.98	4.86	0.97
Class R5
Actual	1,000.00	984.60	1.33	0.27
Hypothetical	1,000.00	1,023.46	1.35	0.27
Class R6
Actual	1,000.00	984.80	1.08	0.22
Hypothetical	1,000.00	1,023.70	1.10	0.22
Class I (formerly Select Class)
Actual	1,000.00	983.50	2.36	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

26	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2017

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2017. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2017. The information necessary to complete your income tax returns for the calendar year ending December 31, 2017 will be provided under separate cover.

Treasury Income

The Fund had 4.10%, or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2017.

FEBRUARY 28, 2017	JPMORGAN SMARTALLOCATION FUNDS	27

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. February 2017.	AN-SAINC-217

Annual Report

J.P. Morgan Tax Aware Funds

February 28, 2017

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 22, 2017 (Unaudited)

Dear Shareholders,

For most of the past twelve months, the U.S. economy was one of the few bright spots among developed nations as most of Europe and Japan struggled with low or negative economic growth. However, by the end of February 2017 there emerged clear signals that the world’s 20 largest economies were moving in a more synchronized fashion that could lead to an accelerating global economy.

“While the global economy appeared to grow more synchronized during the twelve months ended February 28, 2017, there also emerged political uncertainties in the U.S. and Europe.”

Indeed, the World Bank has estimated that global economic growth in 2017 will rise by 2.7% compared with 2.3% in 2016 and economists generally expect each of the world’s 20 largest economies will see an increase in gross domestic product in 2017.

In the 19-nation euro zone, manufacturing activity rose in February 2017 for the sixth consecutive month and reached levels not seen in nearly six years. Economic confidence surveys have been the strongest since 2011. While unemployment across the euro zone remained nearly twice that of the U.S., the jobless rate fell faster than expected in early 2017 to its lowest level since 2009. Importantly, euro zone inflation reached the European Central Bank’s target of 2.0% in February 2017, which provided further evidence that the risk of a painful deflationary spiral had receded.

Meanwhile, Chinese factory activity was stronger than economists expected in February 2017 and more broadly, Chinese economic stimulus measures initiated in 2016 appeared to bolster trade throughout Asia. In Japan, corporate profits were estimated at record highs even in the face of a stronger yen. South Korean exports grew in February 2017 for the fourth consecutive month. Economic data from Australia and India showed signs of stronger growth.

To a certain extent, the healthier global economy was supported by a rebound in global oil prices, which reached 15-month highs in October 2016. Prices for other commodities also rose during 2016, helping growth in those emerging market nations reliant on natural resource exports.

In the U.S., the pace of economic expansion was sufficient to persuade the Federal Reserve Bank to raise interest rates in December 2016 and again in March 2017. Meanwhile, leading stock market indexes hit record highs in late 2016 and early 2017 amid strength in corporate profits and the broader U.S. economy. Investor expectations that the Republican Party’s newly-won control of the U.S. presidency along with its majorities in both houses of the U.S. Congress would bolster economic growth while lowering certain taxes further supported U.S. financial assets.

While the global economy appeared to grow more synchronized during the twelve months ended February 28, 2017, there also emerged political uncertainties in the U.S. and Europe. In the U.K., a populist drive to exit the European Union won a surprise victory in mid-2016. While global financial markets generally rebounded from the sharp sell-off that followed the June 23rd referendum, the ultimate impact of the so-called Brexit remained uncertain and was seen as a drag on the U.K. economy. In November, Donald Trump, who campaigned on a platform that included tighter restrictions on immigration and protective trade policies, won the U.S. presidency. While voters in the Netherlands declined to give the anti-immigrant Party for Freedom a majority in the lower house of Parliament, populist parties were vying for power in France, Germany and elsewhere.

Each of these parties and their leaders — both in the U.S. and elsewhere — share broad policy goals that prioritize restricting immigration and shunning supranational trade agreements. Given that immigration and free trade are key drivers of economic growth in advanced, post-industrial nations, it remains to be seen how much electoral support these shared agendas would earn.

In the face of all this, U.S. and foreign financial markets generally rewarded investors with positive returns for the twelve months through February 28, 2017. Over time, we believe financial markets will continue to reward those investors who maintain patience and discipline in the context of a properly diversified portfolio.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	1

J.P. Morgan Tax Aware Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

U.S. financial markets generally provided positive returns for the twelve month reporting period amid continued growth in the U.S. economy and rising domestic interest rates. While U.S. equity outperformed most other asset classes, commodities and corporate bonds also had positive returns. At the end of June 2016, the U.K.’s vote to exit from the European Union led to a global sell-off in financial markets. However, U.S. markets rebounded within a month.

Commodities prices stabilized during the reporting period and global oil prices reached 15-month highs in October. Oil prices were further bolstered by the Organization of Petroleum Exporting Countries’ decision to curb production.

Following the November 8, 2016, elections, the Republican Party assumed control of the presidency and retained its majority in both houses of the U.S. Congress. In the following months, key U.S. equity benchmarks reached multiple record closing highs. While U.S. Treasury bonds underperformed other bond market sectors, corporate bonds and high yield bonds (also known as “junk bonds”) posted positive returns as investors sought higher yields on fixed-income assets.

However, investor expectation of changes to tax rates for corporate and municipal bonds hurt returns on municipal bonds. The rally in U.S. equity markets also drew investment away from the municipal bond market. For the twelve months ended February 28, 2017, the Bloomberg Barclays Municipal Bond Index returned 0.25%.

2	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	1.17%
Bloomberg Barclays Municipal Bond Index (formerly Barclays Municipal Bond Index)	0.25%

Net Assets as of 2/28/2017 (In Thousands)	$100,005
Duration as of 2/28/2017	5.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Aware High Income Fund (the “Fund”) seeks to provide a high level of after-tax income from a portfolio of fixed income investments.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund’s Class I Shares outperformed the Bloomberg Barclays Municipal Bond Index (the “Benchmark”). During the reporting period, the municipal bond sector underperformed most other sectors of the bond market.

In the municipal bond sector, the Fund’s overweight allocation and security selection in the housing sector and its underweight position in state general obligation bonds were leading contributors to performance relative to the Benchmark. The Fund’s underweight position in bonds rated AA also contributed to relative performance. The Fund’s underweight position and security selection in local general obligation bonds and its security selection in the special tax sector were leading detractors from relative performance. The Fund’s underweight allocation to bonds rated A also detracted from relative performance.

In taxable leveraged loans, the Fund’s security selection in the manufacturing and transportation sectors, along with its underweight positions in the food/tobacco and consumer non-durables sectors, were leading contributors to performance relative to the Benchmark. The Fund’s security selection in the utility and aerospace sectors was a leading detractor from performance relative to the Benchmark. Additionally, the Fund’s underweight position in the metals/minerals sector and its overweight position in the retail sector detracted from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s assets were invested among various sectors, including both high-grade debt securities and leveraged loans. Sector allocations were determined by input from analyst teams organized by sector that assessed relative value and risk, among other factors.

The Fund’s portfolio managers allocated the majority of the Fund’s assets to municipal securities and invested the remainder of the Fund’s assets mostly in taxable leveraged loans.

PORTFOLIO COMPOSITION***
Municipal Bonds	84.2%
Loan Assignments	11.7
Others (each less than 1.0%)	0.0	(a)
Short-Term Investment	4.1

1	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.
(a)	Amount rounds to less than 0.05%

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	3

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017
		1 YEAR			5 YEAR			SINCE INCEPTION
	Inception Date of Class	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
CLASS A SHARES	September 17, 2007
With Sales Charge*		(2.74)%	(2.98)%	(0.69)%	1.77%	1.47%	1.67%	3.85%	3.49%	3.39%
Without Sales Charge		1.07	0.81	1.50	2.55	2.24	2.28	4.27	3.91	3.74
CLASS C SHARES	September 17, 2007
With CDSC**		(0.42)	(0.63)	0.49	2.04	1.79	1.83	3.74	3.44	3.27
Without CDSC		0.58	0.37	1.06	2.04	1.79	1.83	3.74	3.44	3.27
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	September 17, 2007	1.17	0.90	1.59	2.67	2.35	2.38	4.37	4.00	3.83

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

LIFE OF FUND PERFORMANCE (9/17/07 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 17, 2007.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Tax Aware High Income Fund, the Bloomberg Barclays Municipal Bond Index, the Bloomberg Barclays High Yield Municipal Bond Index and the Lipper General & Insured Municipal Debt Funds Index from September 17, 2007 to February 28, 2017. The performance of the Lipper General & Insured Municipal Debt Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays Municipal Bond Index and the Bloomberg Barclays High Yield Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper General & Insured Municipal Debt

Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Lipper General & Insured Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

JPMorgan Tax Aware Income Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1]*	1.89%
Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (formerly Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index)	0.02%

Net Assets as of 2/28/2017 (In Thousands)	$241,928
Duration as of 2/28/2017	2.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Aware Income Opportunities Fund (the “Fund”) seeks to provide total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to a benchmark during the reporting period. The Fund attempted to provide a positive total return in diverse market environments and accordingly, the Fund was not required to meet target benchmark weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to a benchmark, its return is compared to the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Index”).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

For the twelve months ended February 28, 2017, the Fund’s Class I Shares outperformed the Index. The Fund’s allocation to high yield credit — both bonds (also known as “junk bonds”) and credit default swaps — was a leading contributor to performance relative to the Index. The Fund’s underweight position in municipal bonds also helped relative performance.

The Fund’s allocation to short positions in investment grade debt and emerging markets debt was the main detractor from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security-selection-based investment approach and sought to take advantage of opportunities in the municipal bond market stemming from increased volatility, supply pressures and headline credit risk.

In addition, when the Fund’s portfolio managers believed that credit default swaps were attractively valued, they used these instruments to initiate long and short exposures in different areas of the fixed income market.

PORTFOLIO COMPOSITION***
Municipal Bonds	63.8%
Weekly Demand Notes	16.3
Corporate Bonds	5.5
Daily Demand Notes	4.1
Asset-Backed Securities	4.0
Collateralized Mortgage Obligations	2.0
Monthly Demand Notes	1.6
Others (each less than 1.0%)	2.6
Short-Term Investments	0.1

1	Effective April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	5

JPMorgan Tax Aware Income Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017
		1 YEAR			5 YEAR			SINCE INCEPTION
	Inception Date of Class	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
CLASS A SHARES	March 1, 2011
With Sales Charge*		(2.04)%	(2.27)%	(0.75)%	0.22%	0.01%	0.21%	0.74%	0.51%	0.60%
Without Sales Charge		1.74	1.49	1.41	1.00	0.78	0.80	1.39	1.15	1.10
CLASS C SHARES	March 1, 2011
With CDSC**		0.23	0.08	0.38	0.34	0.19	0.25	0.73	0.55	0.54
Without CDSC		1.23	1.08	0.95	0.34	0.19	0.25	0.73	0.55	0.54
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	March 1, 2011	1.89	1.62	1.53	1.10	0.87	0.89	1.48	1.24	1.19

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

LIFE OF FUND PERFORMANCE (3/1/11 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2011.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Aware Income Opportunities Fund, the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index, the iMoneyNet Tax-Free National Average and the Lipper General & Insured Municipal Debt Funds Index from March 1, 2011 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg Barclays U.S. 1-15 Year Blend (1-17 Year) Municipal Bond Index and the iMoneyNet Tax-Free National Average does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper General & Insured Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1-17 years. The iMoneyNet Tax-Free National Average is an average of all tax-free and municipal, U.S.-domiciled institutional and retail money market funds. The Lipper General & Insured Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bond — 0.0% (g)
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
21	Constar International, Inc., 11.000%, 12/31/17 (d) (Cost $20)	—	(h)

Municipal Bonds — 83.4% (t)
	Alabama — 0.6%
	Utility — 0.6%
500	The Lower Alabama Gas District, Gas Project, Series A, Rev., 5.000%, 09/01/31	567

	Alaska — 0.6%
	Housing — 0.1%
110	Alaska Housing Finance Corp., General Mortgage, Series A, Rev., 4.000%, 06/01/40	113

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
325	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	360

	Other Revenue — 0.1%
90	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	91

	Total Alaska	564

	Arizona — 0.6%
	Education — 0.3%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	316

	Utility — 0.3%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	241

	Total Arizona	557

	California — 3.5%
	Education — 0.1%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, Series A, Rev., AGM, Zero Coupon, 08/01/30	114

	General Obligation — 0.5%
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	219
100	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/28	65
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.500%, 09/01/34	227

		511

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — 0.6%
200	California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 5.000%, 10/15/29	220
375	Palomar Health, Rev., 5.000%, 11/01/26	417

		637

	Housing — 0.0% (g)
5	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	5

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
250	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-2, Rev., VAR, AMT, 3.125%, 11/03/25	250

	Transportation — 1.4%
620	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	534
785	Harbor Department of Los Angeles, Series A, Rev., AMT, 5.000%, 08/01/35	871

		1,405

	Utility — 0.6%
250	Los Angeles Department of Water & Power, Power System, Series B, Rev., 5.000%, 07/01/43	281
250	Los Angeles Department of Water & Power, Water System, Series A, Rev., 5.250%, 07/01/39	283

		564

	Total California	3,486

	Colorado — 0.1%
	Housing — 0.0% (g)
20	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	20

	Utility — 0.1%
110	Public Authority for Colorado Energy, Natural Gas Purchase, Series 2008, Rev., 6.125%, 11/15/23	132

	Total Colorado	152

	Connecticut — 1.4%
	Education — 1.2%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
945	Series A, Rev., 4.000%, 11/15/19	987
200	Series A, Rev., 5.250%, 11/15/24	223

		1,210

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	7

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 0.2%
170	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Subseries A-1, Rev., 4.000%, 11/15/45	182

	Total Connecticut	1,392

	Delaware — 0.4%
	Housing — 0.4%
	Delaware State Housing Authority, Senior Single Family Mortgage,
340	Series A-1, Rev., AMT, 4.900%, 07/01/29	358
30	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.625%, 01/01/23	30

	Total Delaware	388

	District of Columbia — 0.3%
	Education — 0.2%
200	District of Columbia, Gallaudet University, Rev., 4.000%, 04/01/17	201

	Transportation — 0.1%
100	Metropolitan Washington Airports Authority, Series C, Rev., AMT, 5.000%, 10/01/22	114

	Total District of Columbia	315

	Florida — 10.9%
	Certificate of Participation/Lease — 1.7%
750	Broward County School Board, Series A, COP, 5.000%, 07/01/24	880
750	South Florida Water Management District, COP, 5.000%, 10/01/32	851

		1,731

	Education — 0.6%
500	Lakeland Educational Facilities, Southern College Project, Series A, Rev., 5.000%, 09/01/25	555

	Hospital — 1.9%
995	Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series A, Rev., 5.000%, 12/01/26	1,130
200	County of Sumter, Industrial Development Authority, Central Florida Health Alliance Projects, Series A, Rev., 5.000%, 07/01/18	210
545	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 5.000%, 11/15/29	598

		1,938

	Housing — 0.3%
55	Florida Housing Finance Corp., Series 1, Rev., AMT, 5.000%, 07/01/41	57

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — continued
200	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	208

		265

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
500	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	562
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., VAR, 2.100%, 04/11/19	507

		1,069

	Other Revenue — 0.9%
900	Orlando Community Redevelopment Agency, Republic Drive, Tax Allocation, Rev., 5.000%, 04/01/17	903

	Prerefunded — 0.1%
70	City of Charlotte, Rev., AGM, 5.250%, 10/01/21 (p)	82

	Transportation — 2.4%
300	City of Orlando, Greater Orlando Aviation Authority, Airport Facilities, Series B, Rev., AMT, 5.000%, 10/01/26	332
100	County of Broward, Port Facilities, Series A, Rev., 5.000%, 09/01/21	109
155	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 4.000%, 07/01/21	167
625	State of Florida, Department of Transportation, Seaport Investment Program, Rev., 5.000%, 07/01/37	699
1,000	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,128

		2,435

	Utility — 1.9%
130	City of Charlotte, Rev., AGM, 5.250%, 10/01/24	150
200	Florida Municipal Power Agency, All Requirements Power Supply Project, Series A, Rev., 5.000%, 10/01/30	232
500	JEA Electric System Revenue, Subseries B, Rev., 5.000%, 10/01/34	556
275	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	308

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, 6.000%, 10/01/29	647

		1,893

	Total Florida	10,871

	Georgia — 1.7%
	Hospital — 0.5%
430	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, Rev., RAN, 5.000%, 02/15/26	499

	Housing — 0.4%
	Georgia Housing & Finance Authority, Non Single Family,
65	Series B, Rev., 4.000%, 12/01/29	66
345	Subseries A-1, Rev., 4.000%, 06/01/44	362

		428

	Other Revenue — 0.3%
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	287

	Transportation — 0.5%
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.000%, 01/01/42	533

	Total Georgia	1,747

	Guam — 1.1%
	Water & Sewer — 1.1%
	Guam Government Waterworks Authority, Water & Waste Water System,
200	Rev., 5.000%, 07/01/19	215
275	Rev., 5.000%, 07/01/24	308
525	Rev., 5.000%, 07/01/25	589

	Total Guam	1,112

	Idaho — 0.5%
	Housing — 0.5%
450	Idaho Housing & Finance Association, Single Family Mortgage, Series A-2, Class I, Rev., AMT, 4.000%, 07/01/34	471

	Illinois — 3.6%
	General Obligation — 0.9%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	136
50	Greater Chicago Metropolitan Water Reclamation District, Series C, GO, 5.250%, 12/01/27	60
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.250%, 01/01/24	168

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
500	State of Illinois, Series A, GO, 5.000%, 06/01/19	524

		888

	Hospital — 0.9%
750	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A, Rev., 5.000%, 11/15/28	848

	Housing — 0.8%
	Illinois Housing Development Authority, Homeowner Mortgage,
425	Series C, Rev., 3.500%, 08/01/46	446
330	Subseries A-2, Rev., AMT, 4.000%, 02/01/35	344

		790

	Other Revenue — 0.3%
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.125%, 06/01/19	195
130	Rev., 5.250%, 06/01/21	148

		343

	Transportation — 0.5%
200	City of Chicago, O’Hare International Airport, Third Lien, Series C, Rev., AGC, 5.250%, 01/01/25	219
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	309

		528

	Water & Sewer — 0.2%
150	City of Chicago, Waterworks, Second Lien, Rev., AMBAC, BHAC-CR, 5.750%, 11/01/30	181

	Total Illinois	3,578

	Indiana — 2.5%
	Hospital — 0.4%
330	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., 5.000%, 11/15/34	370

	Housing — 0.1%
	Indiana Housing & Community Development Authority, Home First Mortgage,
40	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	42
70	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	74

		116

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	9

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 1.7%
1,500	County of St. Joseph, Economic Development, St. Mary’s College Project, Series A, Rev., 5.000%, 04/01/27	1,743

	Water & Sewer — 0.3%
250	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	283

	Total Indiana	2,512

	Iowa — 0.0% (g)
	Housing — 0.0% (g)
15	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	16

	Kentucky — 0.3%
	Housing — 0.0% (g)
20	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	21

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
250	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	250

	Total Kentucky	271

	Louisiana — 0.7%
	Housing — 0.1%
	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
15	Series A-2, Rev., GNMA/FNMA/FHLMC, 3.900%, 04/01/19	16
45	Series A-2, Rev., GNMA/FNMA/FHLMC, 4.750%, 10/01/29	46
10	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	10

		72

	Transportation — 0.1%
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	133

	Water & Sewer — 0.5%
400	City of New Orleans, Sewerage Service, Rev., 5.000%, 06/01/21	452

	Total Louisiana	657

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Maine — 1.4%
	Education — 0.3%
275	Maine Health & Higher Educational Facilities Authority, Series A, Rev., 5.000%, 07/01/25	313

	Housing — 1.1%
	Maine State Housing Authority,
335	Series A, Rev., 4.000%, 11/15/45	358
385	Series A-1, Rev., AMT, 4.500%, 11/15/28	405
265	Series B, Rev., 4.000%, 11/15/43	278

		1,041

	Prerefunded — 0.0% (g)
25	Maine Health & Higher Educational Facilities Authority, Series A, Rev., 5.000%, 07/01/23 (p)	30

	Total Maine	1,384

	Maryland — 0.5%
	Special Tax — 0.4%
400	County of Anne Arundel, Consolidated Special Taxing District, The Villages of Dorchester and Farmington Village Projects, Rev., 5.000%, 07/01/21	450

	Transportation — 0.1%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	106

	Total Maryland	556

	Massachusetts — 6.2%
	Education — 1.9%
	Massachusetts Educational Financing Authority, Education Loan,
300	Rev., AMT, 5.000%, 07/01/23	336
500	Series J, Rev., AMT, 5.000%, 07/01/18	522
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	685
350	Massachusetts State College Building Authority, Series B, Rev., XLCA, 5.500%, 05/01/28	415

		1,958

	Housing — 1.1%
	Massachusetts Housing Finance Agency, Single Family Housing,
245	Series 160, Rev., AMT, 3.750%, 06/01/34	251
815	Series 169, Rev., 4.000%, 12/01/44	853

		1,104

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.1%
95	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	95

	Transportation — 1.8%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	380
	Massachusetts Port Authority,
500	Series A, Rev., 5.000%, 07/01/44	563
770	Series A, Rev., AMT, 5.000%, 07/01/37	843

		1,786

	Water & Sewer — 1.3%
	Massachusetts Water Resources Authority,
500	Series B, Rev., AGM, 5.250%, 08/01/29	629
100	Series B, Rev., AGM, 5.250%, 08/01/32	125
500	Series D, Rev., 5.000%, 08/01/44	560

		1,314

	Total Massachusetts	6,257

	Michigan — 1.2%
	Education — 0.6%
500	Michigan Finance Authority, Student Loan, Series 25-A, Rev., AMT, 5.000%, 11/01/22	558

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
165	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	180

	Transportation — 0.4%
400	Wayne County Airport Authority, Detroit Metropolitan Airport, Series B, Rev., AMT, 5.000%, 12/01/21	451

	Total Michigan	1,189

	Minnesota — 1.8%
	Hospital — 0.2%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	203

	Housing — 1.6%
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
15	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	15
145	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	153

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — continued
55	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.250%, 07/01/28	57
100	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation, Rev., 4.000%, 08/01/17	101
	Minnesota Housing Finance Agency, Residential Housing Finance,
430	Series A, Rev., 4.000%, 07/01/38	460
340	Series B, Rev., 4.000%, 01/01/38	361
390	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.000%, 01/01/45	412
20	Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	21

		1,580

	Total Minnesota	1,783

	Mississippi — 0.3%
	Other Revenue — 0.3%
	Mississippi Development Bank, Harrison County, Coliseum & Convention Center,
160	Series A, Rev., 5.250%, 01/01/30	195
100	Series A, Rev., 5.250%, 01/01/34	124

	Total Mississippi	319

	Missouri — 1.7%
	General Obligation — 0.3%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	285

	Housing — 0.9%
550	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program, Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.500%, 05/01/41	579
	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program,
155	Series A, Rev., GNMA/FNMA/FHLMC, 4.000%, 11/01/41	162
95	Series E-3, Rev., GNMA/FNMA/FHLMC, 4.625%, 05/01/28	100
115	Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	120

		961

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	11

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.5%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	478

	Total Missouri	1,724

	Montana — 0.4%
	Housing — 0.3%
245	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	255

	Transportation — 0.1%
100	City of Billings, Airport, Series A, Rev., AMT, 5.000%, 07/01/20	106

	Total Montana	361

	Nebraska — 1.1%
	General Obligation — 0.7%
	Omaha City Convention Center/Arena Project,
295	GO, 5.250%, 04/01/25	359
285	GO, 5.250%, 04/01/27	353

		712

	Utility — 0.4%
360	Central Plains Energy Project, Gas Project No. 3, Rev., 5.000%, 09/01/27	398

	Total Nebraska	1,110

	New Hampshire — 0.5%
	Education — 0.4%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.500%, 06/01/26	248
100	Rev., NATL-RE, 5.500%, 06/01/27	125

		373

	Housing — 0.1%
70	New Hampshire Housing Finance Authority, Single Family Mortgage, Series A, Rev., 5.250%, 07/01/28	75
30	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series B, Rev., 5.000%, 07/01/27	31

		106

	Total New Hampshire	479

	New Jersey — 3.1%
	Education — 1.1%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	263

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.000%, 12/01/19	537
250	Series 1A, Rev., AMT, 5.000%, 12/01/24	277

		1,077

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc. Project, Series A, Rev., VAR, 2.125%, 12/01/17	503

	Other Revenue — 1.1%
	New Brunswick Parking Authority, City Guaranteed Parking,
385	Rev., 5.000%, 09/01/27	446
590	Rev., 5.000%, 09/01/28	681

		1,127

	Transportation — 0.4%
380	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	429

	Total New Jersey	3,136

	New Mexico — 0.6%
	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
65	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.000%, 09/01/30	68
90	Series B, Class I, Rev., GNMA/FNMA/FHLMC, 5.000%, 03/01/28	96
5	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	5

		169

	Other Revenue — 0.4%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	426

	Total New Mexico	595

	New York — 9.0%
	Education — 0.6%
275	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/24	336
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	260

		596

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.5%
500	Town of Oyster Bay, GO, RAN, 3.750%, 03/31/17	500

	Housing — 1.6%
	New York Mortgage Agency, Homeowner Mortgage,
385	Series 191, Rev., AMT, 3.500%, 10/01/34	397
620	Series 195, Rev., 4.000%, 10/01/46	667
500	Series 197, Rev., 3.500%, 10/01/44	527

		1,591

	Other Revenue — 2.5%
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Series BB, Rev., 5.250%, 06/15/44	283
440	Series EE, Rev., 5.375%, 06/15/43	497
525	New York Liberty Development Corp., Goldman Sachs Headquaters, Rev., 5.250%, 10/01/35	627
390	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 10/15/30 (p)	516
325	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Rev., 5.000%, 05/15/21	363
200	TSASC, Inc., Tobacco Settlement, Series B, Rev., 5.000%, 06/01/21	217

		2,503

	Special Tax — 0.5%
500	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A-1, Rev., 5.000%, 03/15/43	553

	Transportation — 1.7%
1,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., 5.000%, 11/15/47	1,142
500	Port Authority of New York & New Jersey, Consolidated, 194th Series, Rev., 5.000%, 10/15/30	586

		1,728

	Water & Sewer — 1.6%
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013, Series DD, Rev., 5.000%, 06/15/34	570
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	583

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing Program, Series B, Rev., 5.500%, 04/15/35 (p)	408

		1,561

	Total New York	9,032

	North Dakota — 0.5%
	Housing — 0.3%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
125	Series A, Rev., 3.750%, 07/01/42	129
175	Series A, Rev., 4.000%, 07/01/34	186

		315

	Utility — 0.2%
210	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	222

	Total North Dakota	537

	Ohio — 3.0%
	Education — 1.0%
	Ohio State University, General Receipts, Special Purpose,
500	Series A, Rev., 5.000%, 06/01/28	576
365	Series A, Rev., 5.000%, 06/01/43	409

		985

	General Obligation — 0.3%
185	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, GO, NATL-RE, 5.250%, 12/01/25	224
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	56

		280

	Hospital — 0.1%
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	100

	Housing — 0.2%
	Ohio Housing Finance Agency, Single Family Mortgage,
95	Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/28	99
75	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	79

		178

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	13

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
190	Ohio Economic Development, Ohio Enterprise Bond Fund, Seepex Project, Series 1, Rev., 2.000%, 06/01/17	190

	Other Revenue — 0.3%
285	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	288

	Prerefunded — 0.4%
395	Cleveland-Cuyahoga County, Port Authority Development, Port of Cleveland Bond Fund, One Community Project, Series C, Rev., 5.000%, 11/15/20 (p)	447

	Utility — 0.5%
500	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series A, Rev., 5.000%, 02/15/32	566
5	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	5

		571

	Total Ohio	3,039

	Oklahoma — 1.4%
	Transportation — 0.8%
	Tulsa Airports Improvement Trust,
300	Series A, Rev., AMT, 5.000%, 06/01/24	343
420	Series A, Rev., AMT, 5.000%, 06/01/25	475

		818

	Water & Sewer — 0.6%
	Oklahoma City Water Utilities Trust, Water & Sewer System,
285	Rev., 5.000%, 07/01/30	337
220	Rev., 5.375%, 07/01/40	249

		586

	Total Oklahoma	1,404

	Oregon — 1.2%
	Education — 0.6%
500	University of Oregon, Series A, Rev., 5.000%, 04/01/45	561

	General Obligation — 0.3%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	203
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, 5.500%, 06/15/30	25

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	119

		347

	Housing — 0.3%
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
190	Series B, Rev., 5.000%, 07/01/20	209
55	Series B, Rev., AMT, 5.000%, 07/01/30	59

		268

	Total Oregon	1,176

	Pennsylvania — 2.1%
	Education — 0.8%
160	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/20	176
625	Pennsylvania Higher Educational Facilities Authority, Philadelphia University, Rev., 5.000%, 06/01/17	631

		807

	Housing — 0.9%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
115	Series 112, Rev., 5.000%, 04/01/28	121
435	Series 118A, Rev., AMT, 3.500%, 04/01/40	452
300	Series 122, Rev., 4.000%, 10/01/46	323

		896

	Transportation — 0.4%
350	Allegheny County Airport Authority, Pittsburgh International Airport, Series A-1, Rev., AMT, 5.000%, 01/01/26	380

	Total Pennsylvania	2,083

	Rhode Island — 0.8%
	Education — 0.5%
500	Rhode Island Student Loan Authority, Series A, Rev., AMT, 5.000%, 12/01/23	551

	Transportation — 0.3%
250	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	280

	Total Rhode Island	831

	South Carolina — 1.8%
	Education — 0.6%
500	Charleston Educational Excellence Financing Corp., Charleston County School District Project, Rev., 5.000%, 12/01/24	591

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 0.3%
	South Carolina State Housing Finance & Development Authority,
100	Series A, Rev., 4.000%, 01/01/47	108
215	Series B-2, Rev., AMT, 4.000%, 07/01/43	228

		336

	Transportation — 0.9%
750	South Carolina State Ports Authority, Rev., AMT, 5.000%, 07/01/31	837

	Total South Carolina	1,764

	South Dakota — 0.7%
	Education — 0.6%
500	South Dakota State Health & Educational Facilities Authority, Sanford Health, Rev., 5.000%, 11/01/45	542

	Housing — 0.1%
120	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	127

	Total South Dakota	669

	Tennessee — 1.3%
	Housing — 0.3%
	Tennessee Housing Development Agency, Homeownership Program,
175	Series 1A, Rev., AMT, 4.500%, 01/01/38	185
100	Series A, Rev., AMT, 4.500%, 07/01/31	105

		290

	Other Revenue — 0.1%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/19	131

	Utility — 0.9%
	Tennessee Energy Acquisition Corp., Gas Project,
370	Series A, Rev., 5.250%, 09/01/21	415
375	Series A, Rev., 5.250%, 09/01/23	430

		845

	Total Tennessee	1,266

	Texas — 5.1%
	Education — 0.9%
170	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center, Series A, Rev., 5.250%, 12/01/39	190

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
	University of Texas System,
140	Series B, Rev., 5.250%, 07/01/28	175
395	Series B, Rev., 5.250%, 07/01/30	496

		861

	General Obligation — 0.5%
250	Dallas County Utility and Reclamation District, GO, 5.000%, 02/15/23	288
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	247

		535

	Housing — 0.1%
65	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	69
40	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	42

		111

	Industrial Development Revenue/Pollution Control Revenue — 1.7%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
100	Rev., 4.700%, 05/01/18	103
1,000	Rev., 5.000%, 02/01/23	1,083
500	Mission Economic Development Corp., Solid Waste Disposal, Waste Management, Inc. Project, Rev., 2.500%, 08/01/20	509

		1,695

	Prerefunded — 0.2%
100	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/19 (p)	112
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/20 (p)	113

		225

	Transportation — 1.2%
	Dallas Area Rapid Transit, Senior Lien,
130	Rev., AMBAC, 5.250%, 12/01/29	159
700	Series A, Rev., 5.000%, 12/01/32	811
200	Texas Transportation Commission, Turnpike System, Second Tier, Series C, Rev., 5.000%, 08/15/25	227

		1,197

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	15

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.5%
425	City of Dallas, Waterworks & Sewer System, Rev., 5.000%, 10/01/42	476
30	City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/27 (p)	23

		499

	Total Texas	5,123

	Utah — 1.2%
	Other Revenue — 0.6%
	Utah Transit Authority, Sales Tax,
40	Series C, Rev., AGM, 5.250%, 06/15/25	49
450	Series C, Rev., AGM, 5.250%, 06/15/32	565

		614

	Water & Sewer — 0.6%
500	Central Utah Water Conservancy District, Series C, Rev., 5.000%, 10/01/42	560

	Total Utah	1,174

	Vermont — 2.8%
	Education — 0.8%
750	Vermont Student Assistance Corp., Education Loan, Series A, Rev., AMT, 5.000%, 06/15/24	825

	Housing — 2.0%
	Vermont Housing Finance Agency, Multiple Purpose,
750	Series A, Rev., AMT, 4.000%, 11/01/46	785
380	Series B, Rev., 4.000%, 11/01/44	402
615	Series B, Rev., AMT, 3.750%, 11/01/45	638
180	Series B, Rev., AMT, 4.125%, 11/01/42	186

		2,011

	Total Vermont	2,836

	Virginia — 0.5%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	York County Economic Development Authority, Pollution Control, Electric & Power Company Project, Series A, Rev., VAR, 1.875%, 05/16/19	253

	Other Revenue — 0.2%
180	Virginia Resources Authority, Infrastructure, Unrefunded Balance, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/25	207

	Prerefunded — 0.1%
70	Virginia Resources Authority, Infrastructure, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/21 (p)	81

	Total Virginia	541

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Washington — 2.2%
	General Obligation — 0.2%
220	State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	197

	Housing — 0.7%
105	Washington State Housing Finance Commission, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	109
565	Washington State Housing Finance Commission, Single Family Program, Series 2A-R, Rev., AMT, 3.500%, 06/01/44	586

		695

	Transportation — 1.1%
1,000	Port of Seattle, Series B, Rev., AMT, 5.000%, 09/01/25	1,117

	Utility — 0.2%
150	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	169

	Total Washington	2,178

	West Virginia — 0.6%
	Hospital — 0.6%
500	Monongalia County Building Commission, Rev., 5.000%, 07/01/23	577

	Wisconsin — 1.2%
	Education — 0.6%
500	Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc., Series A, Rev., 5.000%, 07/01/25	565

	Other Revenue — 0.3%
295	State of Wisconsin, Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	323

	Prerefunded — 0.0% (g)
35	State of Wisconsin, Annual Appropriation, Series A, Rev., 5.750%, 05/01/19 (p)	39

	Transportation — 0.3%
240	Wisconsin State Department of Transportation, Series 1, Rev., 5.000%, 07/01/27	279

	Total Wisconsin	1,206

	Wyoming — 0.4%
	Hospital — 0.4%
375	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	388

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
		Housing — 0.0% (g)
40		Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	40

		Total Wyoming	428

		Total Municipal Bonds (Cost $81,456)	83,413

SHARES
Common Stocks — 0.0% (g)
		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
—	(h)	Southcross Holdco Equity	12

		Materials — 0.0%
		Containers & Packaging — 0.0%
451		Constar International, Inc., Class A, ADR (a)	—

		Total Common Stocks (Cost $11)	12

Preferred Stock — 0.0%
		Materials — 0.0%
		Containers & Packaging — 0.0%
45		Constar International, Inc., Class A (a) (Cost $9)	—

PRINCIPAL AMOUNT($)
Loan Assignments — 11.7%
		Consumer Discretionary — 3.2%
		Automobiles — 0.2%
173		Chrysler Group LLC, Tranche B Term Loan, VAR, 3.280%, 12/31/18	173

		Diversified Consumer Services — 0.2%
240		Spin Holdco, Inc., Initial Term Loan, VAR, 4.285%, 11/14/19	239

		Hotels, Restaurants & Leisure — 0.1%
50		CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	50

		Internet & Direct Marketing Retail — 0.2%
284		Lands’ End, Inc., Initial Term B Loan, VAR, 4.250%, 04/04/21	210

		Media — 1.2%
46		Mission Broadcasting, Inc., 1st Lien Term Loan B, VAR, 3.772%, 09/26/23	47
475		MTL Publishing LLC, Term B-4 Loan, VAR, 3.527%, 08/22/22	477
489		Nexstar Broadcasting, Inc, 1st Lien Term Loan B, VAR, 3.772%, 09/22/23	496

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
106	Tribune Media Co., Term Loan B, VAR, 3.781%, 12/27/20	106
54	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	54

		1,180

	Multiline Retail — 0.4%
495	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	398

	Specialty Retail — 0.8%
622	Harbor Freight Tools USA, Inc., 1st Lien Term Loan, VAR, 3.778%, 08/11/23	622
286	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	164

		786

	Textiles, Apparel & Luxury Goods — 0.1%
168	Nine West Holdings, Inc., Initial Loan, VAR, 4.755%, 10/08/19	112

	Total Consumer Discretionary	3,148

	Consumer Staples — 1.0%
	Food & Staples Retailing — 1.0%
746	Albertson’s LLC, Term Loan B-5, VAR, 4.247%, 12/21/22	757
99	Albertson’s LLC, Term Loan B-6, VAR, 4.302%, 06/22/23	100
89	SUPERVALU, Inc., Term Loan B, VAR, 5.500%, 03/21/19	89

	Total Consumer Staples	946

	Energy — 1.3%
	Oil, Gas & Consumable Fuels — 1.3%
16	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	16
1,187	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23	1,205
65	Sabine Oil & Gas Corp., Term Loan, VAR, 12.000%, 12/31/18 ^ (d)	2
88	Southcross Energy Partners LP, Term Loan, VAR, 5.250%, 08/04/21	74
30	Southcross Holdings Borrower LP, Tranche B Term Loan, VAR, 3.500%, 04/13/23	25

	Total Energy	1,322

	Financials — 0.5%
	Consumer Finance — 0.5%
492	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	487

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	17

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Health Care — 0.8%
	Health Care Providers & Services — 0.2%
85	CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, VAR, 4.180%, 12/31/18	85
95	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	94

		179

	Pharmaceuticals — 0.6%
421	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	343
225	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.530%, 04/01/22 ^	227

		570

	Total Health Care	749

	Industrials — 0.7%
	Airlines — 0.3%
295	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.273%, 10/18/18	297

	Industrial Conglomerates — 0.2%
203	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	195

	Marine — 0.2%
200	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.563%, 07/25/21	185

	Total Industrials	677

	Information Technology — 1.5%
	IT Services — 0.5%
	First Data Corp., Term Loan,
511	VAR, 3.779%, 03/24/21	516
43	VAR, 3.779%, 07/08/22	43

		559

	Semiconductors & Semiconductor Equipment — 0.5%
144	Microsemi Corp., Closing Date Term B Loan, VAR, 3.031%, 01/15/23	145
329	Versum Materials, Inc., Senior Secured Term Loan B, VAR, 3.498%, 09/22/23	333

		478

	Software — 0.1%
99	Longview Solutions, Inc., Term B Advance, (Canada), VAR, 7.000%, 04/13/21	87

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Technology Hardware, Storage & Peripherals — 0.4%
359	Dell Software Group, Term Loan, VAR, 7.000%, 09/15/22	365

	Total Information Technology	1,489

	Materials — 0.5%
	Chemicals — 0.4%
233	GCP Applied Technologies, Inc., 1st Lien Term Loan, VAR, 4.248%, 02/03/22	236
219	Gemini HDPE LLC, Advance, VAR, 4.039%, 08/06/21	221

		457

	Paper & Forest Products — 0.1%
78	Unifrax I LLC/Unifrax Holding Co., Term Loan, VAR, 3.250%, 11/28/18	78

	Total Materials	535

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
150	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, (Luxembourg), VAR, 3.750%, 06/30/19	149

	Wireless Telecommunication Services — 0.1%
107	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	97

	Total Telecommunication Services	246

	Utilities — 2.0%
	Electric Utilities — 2.0%
483	Calpine Construction Finance Co., Term B-1 Loan, VAR, 3.030%, 05/03/20	482
548	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.304%, 06/30/17	550
814	Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 3.531%, 08/04/23	818
186	Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 3.531%, 08/04/23	186

	Total Utilities	2,036

	Total Loan Assignments (Cost $12,015)	11,635

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 4.0%
	Investment Company — 4.0%
4,032	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.450% (b) (l) (Cost $4,032)	4,032

	Total Investments — 99.1% (Cost $97,543)	99,092
	Other Assets in Excess of Liabilities — 0.9%	913

	NET ASSETS — 100.0%	$100,005

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	19

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 4.0%
530	ABFC Trust, Series 2006-OPT2, Class A2, VAR, 0.918%, 10/25/36	453
605	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, VAR, 0.861%, 07/25/36	227
	Ameriquest Mortgage Securities Trust,
256	Series 2006-M3, Class A2B, VAR, 0.878%, 10/25/36	115
416	Series 2006-M3, Class A2C, VAR, 0.938%, 10/25/36	188
160	Series 2006-M3, Class A2D, VAR, 1.018%, 10/25/36	73
134	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W4, Class A2D, VAR, 1.158%, 02/25/36	96
317	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A2, VAR, 0.891%, 10/25/36	194
	Countrywide Asset-Backed Certificates,
57	Series 2006-25, Class 2A3, VAR, 0.948%, 06/25/47	55
148	Series 2007-2, Class 2A3, VAR, 0.918%, 08/25/37	140
266	Series 2007-7, Class 2A3, VAR, 1.008%, 10/25/47	254
	Credit-Based Asset Servicing & Securitization LLC,
91	Series 2006-CB4, Class AV4, VAR, 1.018%, 05/25/36	73
339	Series 2006-CB8, Class A1, VAR, 0.911%, 10/25/36	263
173	CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.948%, 09/25/36	71
	CWABS Asset-Backed Certificates Trust,
150	Series 2006-17, Class 2A2, VAR, 0.928%, 03/25/47	140
114	Series 2006-18, Class 2A2, VAR, 0.938%, 03/25/37	110
79	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 1.041%, 07/25/36	45
	First Franklin Mortgage Loan Trust,
319	Series 2006-FF13, Class A2D, VAR, 1.018%, 10/25/36	235
319	Series 2006-FF16, Class 2A3, VAR, 0.918%, 12/25/36	198
	Fremont Home Loan Trust,
546	Series 2006-B, Class 2A3, VAR, 0.938%, 08/25/36	230
225	Series 2006-B, Class 2A4, VAR, 1.018%, 08/25/36	96

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

153	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, VAR, 0.878%, 03/25/47	73
	GSAMP Trust,
57	Series 2005-WMC1, Class M1, VAR, 1.513%, 09/25/35	54
356	Series 2006-FM1, Class A1, VAR, 0.938%, 04/25/36	248
119	Series 2006-FM2, Class A2C, VAR, 0.928%, 09/25/36	55
119	Series 2006-FM2, Class A2D, VAR, 1.018%, 09/25/36	57
430	Series 2006-HE3, Class A2C, VAR, 0.938%, 05/25/46	402
607	Series 2007-HE1, Class A2C, VAR, 0.928%, 03/25/47	551
	Home Equity Mortgage Loan Asset-Backed Trust,
324	Series 2006-C, Class 2A, VAR, 0.908%, 08/25/36	268
89	Series 2006-C, Class 3A3, VAR, 0.928%, 08/25/36	83
379	Series 2006-D, Class 1A, VAR, 0.918%, 11/25/36	308
347	Series 2006-E, Class 2A3, VAR, 0.948%, 04/25/37	247
429	Series 2007-B, Class 2A3, VAR, 0.978%, 07/25/37	272
39	JP Morgan Mortgage Acquisition Trust, Series 2006-CW2, Class AV4, VAR, 0.928%, 08/25/36	37
	MASTR Asset-Backed Securities Trust,
157	Series 2006-HE4, Class A2, VAR, 0.888%, 11/25/36	75
201	Series 2006-HE4, Class A3, VAR, 0.928%, 11/25/36	97
268	Series 2006-NC3, Class A1, VAR, 0.908%, 10/25/36	163
162	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3, Class A1, VAR, 0.848%, 04/25/47	94
67	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE7, Class A2B, VAR, 1.771%, 07/25/37	63
286	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, VAR, 0.953%, 06/25/37	248
293	New Century Home Equity Loan Trust, Series 2006-2, Class A2B, VAR, 0.938%, 08/25/36	248
	NovaStar Mortgage Funding Trust,
206	Series 2006-4, Class A2C, VAR, 0.928%, 09/25/36	118

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
99	Series 2006-4, Class A2D, VAR, 1.028%, 09/25/36	58
487	Series 2007-1, Class A1A, VAR, 0.908%, 03/25/37	323
760	Series 2007-1, Class A2C, VAR, 0.958%, 03/25/37	405
143	Ownit Mortgage Loan Trust, Series 2006-1, Class AV, VAR, 1.008%, 12/25/36	138
109	RASC Trust, Series 2007-KS3, Class AI3, VAR, 1.028%, 04/25/37	104
	Securitized Asset-Backed Receivables LLC Trust,
330	Series 2006-NC3, Class A1, VAR, 0.918%, 09/25/36	229
500	Series 2006-NC3, Class A2B, VAR, 0.928%, 09/25/36	259
85	Series 2007-NC2, Class A2B, VAR, 0.918%, 01/25/37	56
238	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 0.958%, 02/25/36	134
439	Structured Asset Investment Loan Trust, Series 2006-4, Class A1, VAR, 0.951%, 07/25/36	280
40	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC5, Class A4, VAR, 0.948%, 12/25/36	36
	WaMu Asset-Backed Certificates Trust,
470	Series 2007-HE2, Class 2A4, VAR, 1.138%, 04/25/37	226
544	Series 2007-HE4, Class 1A, VAR, 0.948%, 07/25/47	339

	Total Asset-Backed Securities (Cost $9,792)	9,604

Closed End Funds — 0.9%
60	BlackRock Corporate High Yield Fund, Inc.	667
27	BlackRock Debt Strategies Fund, Inc.	320
21	Blackstone/GSO Strategic Credit Fund	333
12	Eaton Vance Floating-Rate Income Trust	191
15	Eaton Vance Senior Income Trust	102
16	Invesco Dynamic Credit Opportunities Fund	198
18	Nuveen Credit Strategies Income Fund	158
9	Nuveen Floating Rate Income Opportunity Fund	105
15	Prudential Global Short Duration High Yield Fund, Inc.	224

	Total Closed End Funds (Cost $2,036)	2,298

Collateralized Mortgage Obligations — 2.0%
137	Adjustable Rate Mortgage Trust, Series 2005-5, Class 5A1, VAR, 3.522%, 09/25/35	121
67	Alternative Loan Trust, Series 2006-J2, Class A1, VAR, 1.278%, 04/25/36	40

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banc of America Funding Trust,
37	Series 2006-D, Class 5A2, VAR, 3.342%, 05/20/36	33
233	Series 2014-R7, Class 1A1, VAR, 0.906%, 05/26/36	221
69	Series 2014-R7, Class 2A1, VAR, 0.896%, 09/26/36	65
204	Series 2015-R4, Class 5A1, VAR, 0.928%, 10/25/36 (e)	193
185	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 3.115%, 02/25/36	172
62	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, VAR, 1.128%, 05/25/37	44
	Citigroup Mortgage Loan Trust,
111	Series 2014-10, Class 1A1, VAR, 0.891%, 11/25/36 (e)	104
154	Series 2014-10, Class 3A1, VAR, 0.955%, 07/25/36 (e)	144
192	Series 2014-10, Class 4A1, VAR, 0.925%, 02/25/37 (e)	177
96	Series 2014-10, Class 5A1, VAR, 0.906%, 06/25/36 (e)	89
105	Series 2014-11, Class 4A1, VAR, 0.878%, 07/25/36 (e)	95
455	Series 2014-12, Class 1A4, VAR, 0.881%, 08/25/36 (e)	421
70	Series 2014-12, Class 2A4, VAR, 3.242%, 02/25/37 (e)	67
214	Series 2014-C, Class A, VAR, 3.250%, 02/25/54 (e)	206
	CSMC,
88	Series 2011-12R, Class 3A1, VAR, 2.893%, 07/27/36 (e)	87
87	Series 2014-10R, Class 4A1, VAR, 0.926%, 12/27/36 (e)	85
67	Series 2014-11R, Class 8A1, VAR, 1.118%, 04/27/37 (e)	65
261	Series 2014-11R, Class 9A1, VAR, 0.778%, 10/27/36 (e)	249
47	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 1.278%, 02/25/35	44
	FNMA, Connecticut Avenue Securities,
258	Series 2015-C04, Class 1M2, VAR, 6.478%, 04/25/28	287
70	Series 2017-C01, Class 1M2, VAR, 4.328%, 07/25/29 (e)	70
65	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.926%, 04/26/37 (e)	62

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	21

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
48	GSR Mortgage Loan Trust, Series 2006-2F, Class 2A1, 5.750%, 02/25/36	44
	HarborView Mortgage Loan Trust,
50	Series 2004-9, Class 2A, VAR, 3.141%, 12/19/34	41
157	Series 2006-9, Class 2A1A, VAR, 0.989%, 11/19/36	125
176	Impac CMB Trust, Series 2005-1, Class 2A1, VAR, 1.288%, 04/25/35	167
162	LSTAR Commercial Mortgage Trust, Series 2016-7, Class A1, VAR, 2.680%, 12/01/21 (e)	160
	LSTAR Securities Investment Ltd., (Cayman Islands),
193	Series 2015-6, Class A, VAR, 2.780%, 05/01/20 (e)	192
64	Series 2015-7, Class A, VAR, 2.780%, 07/01/20 (e)	64
67	Series 2016-3, Class A, VAR, 2.780%, 09/01/21 (e)	67
107	Series 2016-5, Class A1, VAR, 2.780%, 11/01/21 (e)	106
104	Series 2017-1, Class A, VAR, 2.780%, 01/01/22 (e)	103
130	Series 2017-2, Class A1, VAR, 2.772%, 02/01/22 (e)	128
111	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.918%, 12/26/36 (e)	105
35	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, VAR, 0.908%, 09/26/36 (e)	34
472	Residential Asset Securitization Trust, Series 2006-R1, Class A2, VAR, 1.171%, 01/25/46	216
9	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, VAR, 5.980%, 09/25/37	9
55	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7, Class 1A2, VAR, 1.228%, 09/25/35	42

	Total Collateralized Mortgage Obligations (Cost $4,729)	4,744

Commercial Mortgage-Backed Securities — 0.7%
	BAMLL Commercial Mortgage Securities Trust,
260	Series 2014-FL1, Class D, VAR, 4.770%, 12/15/31 (e)	253
420	Series 2014-FL1, Class E, VAR, 6.270%, 12/15/31 (e)	395
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, VAR, 4.270%, 11/15/31 (e)	100
185	Series 2014-FL2, Class COL2, VAR, 5.270%, 11/15/31 (e)	184

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Mortgage Trust,
170	Series 2014-FL5, Class KH1, VAR, 4.420%, 08/15/31 (e)	150
110	Series 2014-FL5, Class KH2, VAR, 5.270%, 08/15/31 (e)	84
340	Series 2015-CR23, Class CMD, VAR, 3.685%, 05/10/48 (e)	321
100	Velocity Commercial Capital Loan Trust, Series 2016-2, Class M3, VAR, 5.498%, 10/25/46	97

	Total Commercial Mortgage-Backed Securities (Cost $1,568)	1,584

Convertible Bonds — 0.2%
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
286	Chesapeake Energy Corp., 5.500%, 09/15/26 (e)	282
16	Ensco Jersey Finance Ltd., 3.000%, 01/31/24 (e)	16
65	Oasis Petroleum, Inc., 2.625%, 09/15/23	88

	Total Energy	386

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
128	Clearwire Communications LLC, 8.250%, 12/01/40 (e)	133

	Total Convertible Bonds (Cost $515)	519

Corporate Bonds — 5.5%
	Consumer Discretionary — 0.8%
	Auto Components — 0.1%
15	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	15
9	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	9
15	Dana, Inc., 5.375%, 09/15/21	15
350	DPH Holdings Corp., 7.125%, 05/01/29 (d)	16
23	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	24
15	Icahn Enterprises LP, 6.000%, 08/01/20	16

		95

	Diversified Consumer Services — 0.0% (g)
4	Laureate Education, Inc., 9.250%, 09/01/19 (e)	4
23	Sotheby’s, 5.250%, 10/01/22 (e)	24

		28

	Hotels, Restaurants & Leisure — 0.1%
73	Caesars Growth Properties Holdings LLC, 9.375%, 05/01/22	79

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
8	Interval Acquisition Corp., 5.625%, 04/15/23	8
30	MGM Resorts International, 6.000%, 03/15/23	33
15	Sabre GLBL, Inc., 5.250%, 11/15/23 (e)	15
8	Scientific Games International, Inc., 10.000%, 12/01/22	9

		144

	Household Durables — 0.0% (g)
7	American Greetings Corp., 7.875%, 02/15/25 (e)	7
16	Tempur Sealy International, Inc., 5.625%, 10/15/23	16

		23

	Internet & Direct Marketing Retail — 0.0% (g)
60	Acosta, Inc., 7.750%, 10/01/22 (e)	53

	Media — 0.6%
7	CBS Radio, Inc., 7.250%, 11/01/24 (e)	8
23	Cinemark USA, Inc., 5.125%, 12/15/22	24
	Clear Channel Worldwide Holdings, Inc.,
30	Series A, 6.500%, 11/15/22	30
15	Series B, 6.500%, 11/15/22	15
73	Series B, 7.625%, 03/15/20	74
	CSC Holdings LLC,
94	6.750%, 11/15/21	103
200	10.125%, 01/15/23 (e)	232
400	10.875%, 10/15/25 (e)	482
15	DISH DBS Corp., 4.250%, 04/01/18	15
8	iHeartCommunications, Inc., 9.000%, 12/15/19	7
52	LIN Television Corp., 5.875%, 11/15/22	54
16	Nielsen Finance LLC, 5.000%, 04/15/22 (e)	16
15	Sirius XM Radio, Inc., 6.000%, 07/15/24 (e)	16
300	Ziggo Secured Finance BV, (Netherlands), 5.500%, 01/15/27 (e)	304

		1,380

	Multiline Retail — 0.0% (g)
4	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	2

	Specialty Retail — 0.0% (g)
20	CST Brands, Inc., 5.000%, 05/01/23	21
15	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	15
15	PetSmart, Inc., 7.125%, 03/15/23 (e)	15

		51

	Total Consumer Discretionary	1,776

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Staples — 0.4%
	Food & Staples Retailing — 0.0% (g)
54	New Albertsons, Inc., 8.000%, 05/01/31	54

	Food Products — 0.2%
76	AdvancePierre Foods Holdings, Inc., 5.500%, 12/15/24 (e)	77
26	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	26
15	Dean Foods Co., 6.500%, 03/15/23 (e)	16
10	Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (e)	10
	Post Holdings, Inc.,
61	5.000%, 08/15/26 (e)	59
15	6.000%, 12/15/22 (e)	16
254	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	267
15	TreeHouse Foods, Inc., 4.875%, 03/15/22	15

		486

	Household Products — 0.1%
15	Central Garden & Pet Co., 6.125%, 11/15/23	16
	HRG Group, Inc.,
79	7.750%, 01/15/22	84
232	7.875%, 07/15/19	241

		341

	Personal Products — 0.1%
54	Avon International Operations, Inc., 7.875%, 08/15/22 (e)	57
107	Avon Products, Inc., 7.000%, 03/15/23	100

		157

	Total Consumer Staples	1,038

	Energy — 1.6%
	Energy Equipment & Services — 0.1%
83	McDermott International, Inc., 8.000%, 05/01/21 (e)	86
129	Western Refining Logistics LP, 7.500%, 02/15/23	140

		226

	Oil, Gas & Consumable Fuels — 1.5%
24	Alta Mesa Holdings LP, 7.875%, 12/15/24 (e)	25
23	Antero Resources Corp., 5.125%, 12/01/22	23
	Bonanza Creek Energy, Inc.,
110	5.750%, 02/01/23	100
12	6.750%, 04/15/21	11
63	BreitBurn Energy Partners LP, 7.875%, 04/15/22 (d)	45

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	23

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
7	California Resources Corp., 8.000%, 12/15/22 (e)	6
61	Callon Petroleum Co., 6.125%, 10/01/24 (e)	64
15	Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	16
	Chaparral Energy, Inc.,
187	7.625%, 11/15/22 (d)	190
166	9.875%, 10/01/20 (d)	167
	Chesapeake Energy Corp.,
116	6.625%, 08/15/20	116
63	6.875%, 11/15/20	62
49	8.000%, 01/15/25 (e)	49
44	Crestwood Midstream Partners LP, 6.000%, 12/15/20	45
112	CrownRock LP, 7.125%, 04/15/21 (e)	116
8	Diamondback Energy, Inc., 5.375%, 05/31/25 (e)	8
	Endeavor Energy Resources LP,
275	7.000%, 08/15/21 (e)	286
45	8.125%, 09/15/23 (e)	49
62	Energen Corp., 4.625%, 09/01/21	62
	EP Energy LLC,
93	8.000%, 11/29/24 (e)	98
93	8.000%, 02/15/25 (e)	91
165	Great Western Petroleum LLC, 9.000%, 09/30/21 (e)	174
72	Gulfport Energy Corp., 6.000%, 10/15/24 (e)	72
72	Halcon Resources Corp., 6.750%, 02/15/25 (e)	71
	Hilcorp Energy I LP,
23	5.000%, 12/01/24 (e)	22
130	5.750%, 10/01/25 (e)	129
40	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	41
	Kinder Morgan, Inc.,
40	2.000%, 12/01/17	40
27	3.050%, 12/01/19	28
138	7.000%, 06/15/17	140
60	Martin Midstream Partners LP, 7.250%, 02/15/21	61
42	Matador Resources Co., 6.875%, 04/15/23	44
15	MEG Energy Corp., (Canada), 7.000%, 03/31/24 (e)	14
	Memorial Production Partners LP,
98	6.875%, 08/01/22 (d)	40
213	7.625%, 05/01/21 (d)	88
18	NGL Energy Partners LP, 5.125%, 07/15/19	18
72	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	75

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
19	Northern Oil and Gas, Inc., 8.000%, 06/01/20	17
	Parsley Energy LLC,
86	5.375%, 01/15/25 (e)	87
36	6.250%, 06/01/24 (e)	38
99	RSP Permian, Inc., 6.625%, 10/01/22	105
684	Samson Investment Co., 9.750%, 02/15/20 (d)	50
265	Sanchez Energy Corp., 6.125%, 01/15/23	254
67	Seven Generations Energy Ltd., (Canada), 6.875%, 06/30/23 (e)	71
9	Tesoro Logistics LP, 5.250%, 01/15/25	10
51	Whiting Petroleum Corp., 5.000%, 03/15/19	51
	Williams Cos., Inc. (The),
60	7.875%, 09/01/21	69
60	8.750%, 03/15/32	77
15	WPX Energy, Inc., 7.500%, 08/01/20	16

		3,531

	Total Energy	3,757

	Financials — 0.4%
	Banks — 0.0% (g)
73	CIT Group, Inc., 5.000%, 05/15/18 (e)	74

	Consumer Finance — 0.4%
	Ally Financial, Inc.,
150	3.250%, 09/29/17	151
77	3.250%, 11/05/18	78
130	4.750%, 09/10/18	134
253	6.250%, 12/01/17	262
150	8.000%, 11/01/31	185
100	Springleaf Finance Corp., 6.500%, 09/15/17	102

		912

	Total Financials	986

	Health Care — 0.4%
	Health Care Providers & Services — 0.3%
	Acadia Healthcare Co., Inc.,
9	5.125%, 07/01/22	9
46	5.625%, 02/15/23	48
26	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	26
51	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	49
30	HCA, Inc., 5.250%, 04/15/25	32
8	HealthSouth Corp., 5.750%, 09/15/25	8
37	LifePoint Health, Inc., 5.500%, 12/01/21	39
184	Molina Healthcare, Inc., 5.375%, 11/15/22	190
37	Team Health Holdings, Inc., 6.375%, 02/01/25 (e)	37

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
104	Tenet Healthcare Corp., 8.125%, 04/01/22	109
86	WellCare Health Plans, Inc., 5.750%, 11/15/20	89

		636

	Pharmaceuticals — 0.1%
	Concordia International Corp., (Canada),
250	7.000%, 04/15/23 (e)	97
54	9.000%, 04/01/22 (e)	48
	Valeant Pharmaceuticals International, Inc.,
237	5.375%, 03/15/20 (e)	212
23	6.750%, 08/15/18 (e)	23

		380

	Total Health Care	1,016

	Industrials — 0.5%
	Aerospace & Defense — 0.1%
8	Arconic, Inc., 5.125%, 10/01/24	8
15	Huntington Ingalls Industries, Inc., 5.000%, 11/15/25 (e)	16
15	TransDigm, Inc., 6.000%, 07/15/22	15
134	Triumph Group, Inc., 4.875%, 04/01/21	128

		167

	Airlines — 0.1%
188	Allegiant Travel Co., 5.500%, 07/15/19	194

	Building Products — 0.0% (g)
76	Summit Materials LLC, 6.125%, 07/15/23	79

	Commercial Services & Supplies — 0.0% (g)
4	APX Group, Inc., 6.375%, 12/01/19	4
7	Park Aerospace Holdings Ltd., (Ireland), 5.250%, 08/15/22 (e)	7

		11

	Electrical Equipment — 0.1%
9	Novelis Corp., 5.875%, 09/30/26 (e)	9
186	Optimas OE Solutions Holding LLC, 8.625%, 06/01/21 (e)	172

		181

	Industrial Conglomerates — 0.1%
196	CTP Transportation Products LLC, 8.250%, 12/15/19 (e)	185

	Machinery — 0.0% (g)
7	Terex Corp., 5.625%, 02/01/25 (e)	7

	Professional Services — 0.1%
193	CEB, Inc., 5.625%, 06/15/23 (e)	208

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Professional Services — continued
4	Corporate Risk Holdings LLC, 9.500%, 07/01/19 (e)	4

		212

	Road & Rail — 0.0% (g)
15	Hertz Corp. (The), 6.250%, 10/15/22	15
219	Jack Cooper Holdings Corp., 9.250%, 06/01/20	83

		98

	Trading Companies & Distributors — 0.0% (g)
15	HD Supply, Inc., 5.250%, 12/15/21 (e)	16
30	International Lease Finance Corp., 5.875%, 08/15/22	34
15	United Rentals North America, Inc., 5.750%, 11/15/24	16
74	Univar USA, Inc., 6.750%, 07/15/23 (e)	77

		143

	Total Industrials	1,277

	Information Technology — 0.2%
	Communications Equipment — 0.0% (g)
35	Avaya, Inc., 7.000%, 04/01/19 (d) (e)	28

	Electronic Equipment, Instruments & Components — 0.0% (g)
11	Belden, Inc., 5.500%, 09/01/22 (e)	11

	Internet Software & Services — 0.0% (g)
9	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	9

	IT Services — 0.1%
9	Alliance Data Systems Corp., 5.875%, 11/01/21 (e)	9
223	First Data Corp., 7.000%, 12/01/23 (e)	240
15	WEX, Inc., 4.750%, 02/01/23 (e)	15

		264

	Semiconductors & Semiconductor Equipment — 0.0% (g)
52	Broadcom Corp., 3.875%, 01/15/27 (e)	52

	Software — 0.1%
71	Change Healthcare Holdings LLC, 5.750%, 03/01/25 (e)	73
98	Interface Security Systems Holdings, Inc., 9.250%, 01/15/18	97

		170

	Technology Hardware, Storage & Peripherals — 0.0% (g)
8	NCR Corp., 6.375%, 12/15/23	9

	Total Information Technology	543

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	25

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Materials — 0.1%
	Chemicals — 0.0% (g)
11	Chemours Co. (The), 6.625%, 05/15/23	12

	Containers & Packaging — 0.1%
15	Ball Corp., 5.250%, 07/01/25	16
82	Flex Acquisition Co., Inc., 6.875%, 01/15/25 (e)	84
99	Pactiv LLC, 8.375%, 04/15/27	109

		209

	Metals & Mining — 0.0% (g)
8	ArcelorMittal, (Luxembourg), 10.850%, 06/01/19	9
8	Cliffs Natural Resources, Inc., 8.250%, 03/31/20 (e)	9
8	FMG Resources August 2006 Pty. Ltd., (Australia), 9.750%, 03/01/22 (e)	9
8	HudBay Minerals, Inc., (Canada), 7.250%, 01/15/23 (e)	9
14	Peabody Securities Finance Corp., 6.000%, 03/31/22 (e)	14

		50

	Total Materials	271

	Real Estate — 0.0% (g)
	Equity Real Estate Investment Trusts (REITs) — 0.0% (g)
20	Equinix, Inc., 5.375%, 01/01/22	21
	Iron Mountain, Inc.,
15	6.000%, 10/01/20 (e)	16
31	6.000%, 08/15/23	33

	Total Real Estate	70

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.3%
15	CCO Holdings LLC, 5.125%, 05/01/23 (e)	16
15	CenturyLink, Inc., Series V, 5.625%, 04/01/20	16
7	Frontier Communications Corp., 11.000%, 09/15/25	7
233	GCI, Inc., 6.750%, 06/01/21	239
9	Hughes Satellite Systems Corp., 5.250%, 08/01/26 (e)	9
167	Intelsat Jackson Holdings SA, (Luxembourg), 7.250%, 04/01/19	160
	Level 3 Financing, Inc.,
90	5.375%, 01/15/24	92
15	6.125%, 01/15/21	16
200	Wind Acquisition Finance SA, (Italy), 4.750%, 07/15/20 (e)	203
8	Windstream Services LLC, 7.500%, 06/01/22	8

		766

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Wireless Telecommunication Services — 0.5%
24	GTT Escrow Corp., 7.875%, 12/31/24 (e)	25
	Sprint Communications, Inc.,
844	9.000%, 11/15/18 (e)	925
182	11.500%, 11/15/21	229
23	T-Mobile USA, Inc., 6.500%, 01/15/26	25

		1,204

	Total Telecommunication Services	1,970

	Utilities — 0.3%
	Gas Utilities — 0.2%
34	Ferrellgas LP, 6.500%, 05/01/21	33
179	PBF Logistics LP, 6.875%, 05/15/23	182
6	Rose Rock Midstream LP, 5.625%, 11/15/23	6
	Sabine Pass Liquefaction LLC,
7	4.200%, 03/15/28 (e)	7
124	5.000%, 03/15/27 (e)	131
77	5.625%, 03/01/25	85

		444

	Independent Power & Renewable Electricity Producers — 0.1%
112	Calpine Corp., 7.875%, 01/15/23 (e)	116

	Total Utilities	560

	Total Corporate Bonds (Cost $13,415)	13,264

Daily Demand Notes — 4.1% (t)
	Alaska — 0.1%
100	City of Valdez, Exxon Pipeline Company Project, Series C, Rev., VRDO, 0.520%, 03/01/17	100

	California — 0.2%
500	Irvine Ranch Water District Nos. 140,240,105 & 250, Rev., VRDO, LOC: US Bank NA, 0.400%, 03/01/17	500

	Illinois — 0.2%
100	County of Will, Exempt Facilities, ExxonMobil Project, Rev., VRDO, 0.530%, 03/01/17	100
300	Village of Romeoville, Lewis University, Series 2006, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.520%, 03/01/17	300

	Total Illinois	400

	Kansas — 0.2%
450	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: US Bank NA, 0.520%, 03/01/17	450

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Daily Demand Notes — continued
	Mississippi — 0.6%
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
750	Series A, Rev., VRDO, 0.570%, 03/01/17	750
100	Series E, Rev., VRDO, 0.520%, 03/01/17	100
300	Series J, Rev., VRDO, 0.520%, 03/01/17	300
400	Series K, Rev., VRDO, 0.570%, 03/01/17	400

	Total Mississippi	1,550

	Missouri — 0.2%
500	St. Joseph IDA, Health Facilities, Heartland Regional Medical Center, Series A, Rev., VRDO, LOC: US Bank NA, 0.510%, 03/01/17	500

	New Hampshire — 0.6%
1,500	New Hampshire Health & Educational Facilities Authority, Darthmouth College Issue, Series B, Rev., VRDO, 0.480%, 03/01/17	1,500

	New York — 0.8%
500	City of New York, Fiscal Year 2006, Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.500%, 03/01/17	500
150	City of New York, Fiscal Year 2008, Subseries L-4, GO, VRDO, LOC: US Bank NA, 0.530%, 03/01/17	150
550	New York City Municipal Water Finance Authority, Water & Sewer System, Subseries B-2, Rev., VRDO, 0.530%, 03/01/17	550
600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA-4, Rev., VRDO, 0.520%, 03/01/17	600
150	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Subseries A-4, Rev., VRDO, 0.530%, 03/01/17	150

	Total New York	1,950

	North Carolina — 0.2%
	University of North Carolina, University Hospital at Chapel Hill,
125	Series A, Rev., VRDO, 0.520%, 03/01/17	125
300	Series B, Rev., VRDO, 0.520%, 03/01/17	300

	Total North Carolina	425

	Pennsylvania — 0.2%
550	Pennsylvania Higher Educational Facilities Authority, Drexel University, Series B, Rev., VRDO, LOC: TD Bank NA, 0.520%, 03/01/17	550

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Tennessee — 0.0% (g)
100	Clarksville Public Building Authority, Pooled Financing, Rev., VRDO, LOC: Bank of America NA, 0.630%, 03/01/17	100

	Texas — 0.6%
1,300	Harris County Industrial Development Corp., Series B, Rev., VRDO, 0.510%, 03/01/17	1,300
250	Lower Neches Valley Authority Industrial Development Corp., Exxonmobil Project, Series 2012, Rev., VRDO, 0.490%, 03/01/17	250

	Total Texas	1,550

	Virginia — 0.2%
400	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.520%, 03/01/17	400

	Total Daily Demand Notes (Cost $9,975)	9,975

Monthly Demand Notes — 1.6%
	California — 1.1%
2,500	State of California, Series D, GO, VAR, 1.252%, 04/03/17	2,506

	New York — 0.4%
1,000	Metropolitan Transportation Authority, Transportation, Subseries 2002D-2A, Rev., VAR, AGM, 1.011%, 04/03/17	1,000

	Vermont — 0.1%
274	Vermont Student Assistance Corp., Education Loan, Series B, Class A-1, Rev., VAR, 2.593%, 04/03/17	277

	Total Monthly Demand Notes (Cost $3,774)	3,783

Municipal Bonds — 63.5% (t)
	Alabama — 0.3%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
750	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co., Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	750

	Prerefunded — 0.0% (g)
65	City of Gulf Shores, Series A, GO, AGC, 4.500%, 12/15/17 (p)	67

	Total Alabama	817

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	27

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Alaska — 0.7%
	General Obligation — 0.2%
250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18	265
100	Matanuska-Susitna Borough School Board, Series A, GO, NATL-RE, 5.000%, 04/01/19	108

		373

	Housing — 0.5%
	Alaska Housing Finance Corp., General Mortgage,
995	Series A, Rev., 3.500%, 06/01/46	1,047
150	Series A, Rev., 4.000%, 06/01/40	154
25	Alaska Housing Finance Corp., State Capital Project, Series A, Rev., NATL-RE, 4.000%, 12/01/17	26

		1,227

	Total Alaska	1,600

	Arizona — 0.4%
	General Obligation — 0.0% (g)
75	City of Scottsdale, GO, 4.000%, 07/01/17	76

	Other Revenue — 0.0% (g)
25	City of Tempe, Excise Tax, Rev., 5.000%, 07/01/17	26

	Transportation — 0.3%
75	Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund, Rev., 5.000%, 07/01/17	76
490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Rev., 4.000%, 07/01/19	517

		593

	Utility — 0.1%
95	City of Mesa, Utility Systems, Rev., NATL-RE, 5.250%, 07/01/17	96
110	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/27	118

		214

	Water & Sewer — 0.0% (g)
50	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/17	51

	Total Arizona	960

	California — 6.6%
	Certificate of Participation/Lease — 0.1%
100	City of Palm Springs, Subseries B, COP, Zero Coupon, 04/15/21 (p)	94

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Certificate of Participation/Lease — continued
125	Irvine Ranch Water District, COP, 5.000%, 03/01/19	135

		229

	Education — 0.4%
1,000	University of California, Series K, Rev., 4.000%, 05/15/46	1,018

	General Obligation — 1.3%
670	Campbell Union High School District, GO, 3.000%, 08/01/30	673
2,380	Pittsburg Unified School District, GO, 4.000%, 08/01/33	2,530
10	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Series R-3, GO, 5.000%, 07/01/17	10

		3,213

	Hospital — 3.8%
450	California Health Facilities Financing Authority, Children Hospital, Series A, Rev., 4.000%, 11/15/17	460
	California Health Facilities Financing Authority, Sutter Health,
4,750	Series B, Rev., 4.000%, 11/15/41	4,784
2,500	Series B, Rev., 5.000%, 11/15/46	2,780
750	California Municipal Finance Authority, Community Medical Centers, Series A, Rev., 5.000%, 02/01/42	819
375	Palomar Health, Rev., 4.000%, 11/01/18	384

		9,227

	Other Revenue — 0.4%
100	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Rev., 4.500%, 06/01/17	101
20	Los Angeles County, Metropolitan Transportation Authority, Sales Tax, Series A, Rev., 5.000%, 07/01/17	20
100	San Diego Public Facilities Financing Authority, Series B, Rev., 5.000%, 05/15/17	101
550	State of California, Department of Veterans Affairs, Series B, Rev., 3.500%, 12/01/45	581

		803

	Prerefunded — 0.3%
150	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.250%, 04/01/19 (p)	163
25	City of Bakersfield, Wastewater, Series A, Rev., AGM, 5.000%, 09/15/17 (p)	25

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — continued
50	Los Angeles Unified School District, Election of 2002, Series B, GO, AMBAC, 5.000%, 07/01/17 (p)	51
	University of California,
210	Series Q, Rev., 5.000%, 05/15/17 (p)	214
200	Series Q, Rev., 5.250%, 05/15/17 (p)	204
100	Vacaville Unified School District, Election of 2001, GO, AMBAC, 5.000%, 08/01/17 (p)	102

		759

	Transportation — 0.0% (g)
40	Los Angeles County, Metropolitan Transportation Authority, Union Station Gateway Project, Series A, Rev., NATL-RE, 5.000%, 10/01/17	41

	Utility — 0.3%
625	Northern California Transmission Agency, Transmission Project, Series A, Rev., 5.000%, 05/01/31	730

	Water & Sewer — 0.0% (g)
20	California State Department of Water Resources, Power Supply, Series H, Rev., AGM, 5.000%, 05/01/17	20

	Total California	16,040

	Colorado — 1.3%
	Certificate of Participation/Lease — 0.1%
295	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	327

	Education — 0.0% (g)
25	Colorado State Board Governors University, Enterprise System, Series A, Rev., 4.000%, 03/01/17	25

	Hospital — 0.7%
520	Colorado Health Facilities Authority, Boulder Community Hospital Project, Rev., 4.000%, 10/01/17	529
1,000	University of Colorado Hospital Authority, Series C-1, Rev., VAR, 4.000%, 03/01/20	1,063

		1,592

	Water & Sewer — 0.5%
1,000	City of Aurora, Rev., 5.000%, 08/01/29	1,189

	Total Colorado	3,133

	Connecticut — 1.5%
	Education — 0.4%
945	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Series A, Rev., 4.000%, 11/15/18	978

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	General Obligation — 0.0% (g)
80	Town of Cheshire, GO, 4.000%, 08/01/19	86

	Housing — 1.1%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
175	Subseries A-1, Rev., 4.000%, 11/15/45	188
500	Subseries A-1, Rev., 4.000%, 11/15/47	540
720	Subseries B-2, Rev., 4.000%, 11/15/32	765
990	Subseries E-1, Rev., 3.500%, 11/15/46	1,044

		2,537

	Total Connecticut	3,601

	Delaware — 0.4%
	General Obligation — 0.1%
100	County of New Castle, Series B, GO, 5.000%, 07/15/17	102
100	State of Delaware, Series B, GO, 5.000%, 07/01/18	105

		207

	Housing — 0.3%
675	Delaware State Housing Authority, Senior Single Family Mortgage, Series A-1, Rev., AMT, 4.900%, 07/01/29	711

	Total Delaware	918

	District of Columbia — 0.5%
	Other Revenue — 0.3%
	District of Columbia, Ballpark,
180	Series B-1, Rev., NATL-RE, 5.000%, 02/01/18	180
240	Series B-1, Rev., NATL-RE, 5.000%, 02/01/19	241
200	District of Columbia, Income Tax, Series A, Rev., 5.000%, 12/01/29	222

		643

	Prerefunded — 0.0% (g)
30	District of Columbia, Medlantic/Helix Issue, Series C, Rev., AGM, 5.500%, 08/15/17 (p)	31
120	District of Columbia, Water & Sewer Authority, Public Utility, Sub Lien, Series A, Rev., AGM-CR, FGIC, FSA-CR, 5.000%, 10/01/17 (p)	123

		154

	Transportation — 0.2%
	Metropolitan Washington Airports Authority,
190	Series A, Rev., AMT, AGM-CR, AMBAC, 5.000%, 10/01/18	195
150	Series C, Rev., 5.000%, 10/01/19	164

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	29

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Transportation — continued
50	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.000%, 07/01/17	51

		410

	Total District of Columbia	1,207

	Florida — 2.5%
	Certificate of Participation/Lease — 0.1%
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, AGC, 6.000%, 09/01/17 (p)	123

	Education — 0.1%
80	Florida State Board of Education, Lottery, Series A, Rev., 5.000%, 07/01/17	81
125	Florida State Board of Governors, Series A, Rev., 5.000%, 07/01/18	132

		213

	General Obligation — 0.1%
	Florida State Board of Education, Public Education, Capital Outlay,
100	Series C, GO, 5.000%, 06/01/17	101
150	Series D, GO, 5.000%, 06/01/19	160

		261

	Hospital — 0.3%
750	Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, Rev., 4.000%, 11/15/17	764

	Housing — 0.5%
	Florida Housing Finance Corp., Homeowner Mortgage,
40	Series 1, Rev., AMT, 5.000%, 07/01/41	41
225	Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	237
725	Series C, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/35	753
200	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/30	208

		1,239

	Other Revenue — 0.1%
200	Florida State Municipal Loan Council, Rev., NATL-RE, 2.000%, 10/01/17	201

	Prerefunded — 0.1%
145	City of Sarasota, GO, NATL-RE, 4.750%, 07/01/17 (p)	147
55	County of Miami-Dade, Miami International Airport, Series A, Rev., AMT, AGC, 5.250%, 10/01/18 (p)	59

		206

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Utility — 1.0%
	Florida Municipal Power Agency, St. Lucie Project,
1,000	Series 2002-1, Rev., VAR, AMBAC, 1.085%, 10/01/21	956
750	Series A, Rev., 4.000%, 10/01/17	764
70	Orlando Utilities Commission, Utility System, Series C, Rev., 5.000%, 10/01/17	72
500	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	560

		2,352

	Water & Sewer — 0.2%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	573

	Total Florida	5,932

	Georgia — 1.2%
	General Obligation — 0.3%
50	Henry County School District, GO, 5.000%, 12/01/17	52
	State of Georgia,
150	Series C, GO, 4.000%, 09/01/22	169
150	Series G, GO, 5.000%, 12/01/17	155
360	Series I, GO, 5.000%, 11/01/21	418

		794

	Housing — 0.6%
	Georgia Housing & Finance Authority, Single Family Mortgage,
30	Rev., 5.000%, 06/01/29	32
750	Series A, Rev., 4.000%, 12/01/47	811
275	Series B, Rev., 4.000%, 12/01/29	282
345	Subseries A-1, Rev., 4.000%, 06/01/44	362

		1,487

	Prerefunded — 0.1%
50	Metropolitan Rapid Transit Authority, Sales Tax, Series B, Rev., AGM, 5.000%, 07/01/17 (p)	51
	State of Georgia,
50	Series E, GO, 5.000%, 08/01/17 (p)	51
100	Series G, GO, 5.000%, 12/01/17 (p)	103

		205

	Water & Sewer — 0.2%
200	Cherokee County Water & Sewerage Authority, Series 2006, Rev., AGM, 4.000%, 08/01/17	203
150	Macon Water Authority, Water & Sewer System, Series B, Rev., 4.000%, 10/01/17	152

		355

	Total Georgia	2,841

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Hawaii — 0.2%
	Certificate of Participation/Lease — 0.2%
375	State of Hawaii, Department of Transportation, Airport Division, COP, AMT, 5.000%, 08/01/17	381

	Illinois — 3.5%
	Education — 0.4%
1,000	Illinois Finance Authority, Depaul University, Series A, Rev., 4.000%, 10/01/32	1,034

	General Obligation — 0.5%
235	City of Chicago, Series 2006A, GO, AGM, 4.750%, 01/01/30	236
1,000	Cook County, Series A, GO, 5.000%, 11/15/17	1,026

		1,262

	Housing — 1.3%
	Illinois Housing Development Authority, Homeowner Mortgage,
1,305	Series C, Rev., 3.500%, 08/01/46	1,368
1,635	Subseries A-2, Rev., AMT, 4.000%, 02/01/35	1,707

		3,075

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
1,420	Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Guaranteed Solid Waste Disposal, Prairie Power, Inc., Project, Series 2008A, Rev., VAR, 1.300%, 05/08/17	1,420

	Other Revenue — 0.6%
500	City of Chicago, Motor Fuel Tax, Rev., 5.000%, 01/01/18	510
500	City of Chicago, Tax Increment, Pilsen Redevelopment Project, Series A, Rev., 5.000%, 06/01/19	534
	Railsplitter Tobacco Settlement Authority,
250	Rev., 5.000%, 06/01/18	262
200	Rev., 5.250%, 06/01/21	227

		1,533

	Prerefunded — 0.1%
115	Saint Clair County High School District, Series A, GO, AMBAC, 5.750%, 12/01/17 (p)	119

	Total Illinois	8,443

	Indiana — 4.1%
	Education — 0.2%
100	Fort Wayne Community Schools Building Corp., Rev., 3.000%, 07/15/17	101
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, 5.000%, 01/15/20	107

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Education — continued
150	Zionsville Indiana Community Schools Building Corp., Series B, Rev., 3.000%, 07/15/17	151

		359

	Hospital — 0.9%
250	City of Jasper, Hospital Authority, Memorial Hospital and Health Care Center Project, Rev., 4.000%, 11/01/17	255
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.000%, 07/01/18	348
1,570	Indiana Health Facility Financing Authority, Ascension Health, Series A-5, Rev., VAR, 2.000%, 08/01/17	1,576

		2,179

	Housing — 0.2%
	Indiana Housing & Community Development Authority, Home First Mortgage,
180	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	189
225	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	237

		426

	Industrial Development Revenue/Pollution Control Revenue — 1.8%
1,860	City of Rockport, Pollution Control, Indiana Michigan Power Company Project, Series 2009 A, Rev., VAR, 1.750%, 06/01/18	1,868
2,500	City of Whiting, Environmental Facilities, BP Products North America, Inc., Project, Rev., VAR, 1.850%, 10/01/19	2,504

		4,372

	Other Revenue — 1.0%
	Indiana Finance Authority, Community Foundation of Northwest,
70	Rev., 3.000%, 03/01/17	70
1,300	Rev., 5.000%, 09/01/31	1,442
750	Indiana Finance Authority, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/21	833
100	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/21	111

		2,456

	Total Indiana	9,792

	Iowa — 0.8%
	General Obligation — 0.0% (g)
75	City of Bettendorf, Series B, GO, 3.000%, 06/01/17	75

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	31

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Hospital — 0.0% (g)
50	Iowa Finance Authority, Health Care Facilities, Genesis Health, Rev., 5.000%, 07/01/17	51

	Housing — 0.8%
	Iowa Finance Authority Single Family Mortgage-Backed Securities Program,
165	Series 1, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	174
200	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/28	208
675	Series A, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/46	724
750	Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.500%, 07/01/46	792

		1,898

	Prerefunded — 0.0% (g)
25	Cedar Rapids Community School District, School Infrastructure Sales Services & Use Tax, Rev., 4.250%, 07/01/17 (p)	25

	Total Iowa	2,049

	Kansas — 0.3%
	General Obligation — 0.0% (g)
25	Kansas Unified School District No. 259 Sedgwick County, Series C, GO, 4.000%, 09/01/17	25

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
	Kansas State Development Finance Authority, Water Pollution Control,
440	Series CW, Rev., 5.000%, 11/01/18 (p)	470
	Other Revenue — 0.1%
75	Kansas State Development Finance Authority, Series C, Rev., 3.500%, 03/01/17	75
25	Kansas State Development Finance Authority, Department of Commerce Impact Program, Rev., 4.000%, 06/01/17	25

		100

	Transportation — 0.0% (g)
25	Kansas State Department Transportation Highway, Series A, Rev., 5.000%, 09/01/17	26

	Total Kansas	621

	Kentucky — 1.2%
	Housing — 0.0% (g)
85	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28	89

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Industrial Development Revenue/Pollution Control Revenue — 1.2%
250	County of Carroll, Pollution Control, Kentucky Utilities Company Project, Series A, Rev., VAR, 1.050%, 09/01/19	247
2,500	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 2.200%, 08/01/19	2,540

		2,787

	Total Kentucky	2,876

	Louisiana — 1.2%
	General Obligation — 0.1%
300	City of Shreveport, GO, 5.000%, 05/01/17	302

	Other Revenue — 0.5%
100	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 5.000%, 05/01/20	112
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.000%, 05/15/17	1,008

		1,120

	Water & Sewer — 0.6%
500	City of New Orleans, Sewerage Service, Rev., 5.000%, 06/01/18	524
1,000	Louisiana Offshore Terminal Authority, Deepwater Port, LOOP LLC Project, Series B-1, Rev., VAR, 2.200%, 10/01/17	1,005

		1,529

	Total Louisiana	2,951

	Maine — 0.6%
	Education — 0.0% (g)
50	Maine Health & Higher Educational Facilities Authority, Series A, Rev., AMBAC, 5.000%, 07/01/17	51

	Housing — 0.5%
	Maine State Housing Authority,
630	Series A, Rev., 4.000%, 11/15/45	673
535	Series B, Rev., 4.000%, 11/15/43	562

		1,235

	Other Revenue — 0.1%
100	Maine Municipal Bond Bank, Series E, Rev., 4.000%, 11/01/21	111

	Prerefunded — 0.0% (g)
70	Maine Health & Higher Educational Facilities Authority, Series A, Rev., AMBAC, 4.750%, 07/01/17 (p)	71

	Total Maine	1,468

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Maryland — 0.6%
	General Obligation — 0.1%
25	Charles County, Public Improvement, GO, 5.000%, 10/01/17	26
150	Harford County, Public Improvement, GO, 5.000%, 03/15/17	150
100	State of Maryland, State & Local Facilities, Loan of 2009, Series C, GO, 5.000%, 11/01/17	103

		279

	Housing — 0.2%
440	Montgomery County Housing Opportunities Commission, Single Family Mortgage, Series A, Rev., 4.000%, 01/01/31	452

	Prerefunded — 0.0% (g)
30	County of Cecil, Consolidated Public Improvement, GO, AGM, 4.125%, 12/01/17 (p)	31

	Transportation — 0.3%
	Maryland Transportation Authority,
75	Rev., 4.000%, 09/01/17	76
100	Rev., GRAN, 5.250%, 03/01/17	100
540	Rev., GRAN, 5.250%, 03/01/19	586

		762

	Total Maryland	1,524

	Massachusetts — 2.8%
	Education — 0.6%
	Massachusetts Educational Financing Authority, Education Loan,
750	Series J, Rev., AMT, 4.750%, 07/01/19	797
500	Series J, Rev., AMT, 5.000%, 07/01/18	522

		1,319

	General Obligation — 0.1%
110	Commonwealth of Massachusetts, Consolidated Loan of 2002, Series C, GO, NATL-RE-IBC, MBIA, 5.500%, 11/01/17	114

	Housing — 1.6%
	Massachusetts Housing Finance Agency, Single Family Housing,
715	Series 167, Rev., 4.000%, 12/01/43	741
1,645	Series 169, Rev., 4.000%, 12/01/44	1,721
855	Series 177, Rev., AMT, 4.000%, 06/01/39	907
500	Series 183, Rev., 3.500%, 12/01/46	524

		3,893

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Prerefunded — 0.5%
510	Commonwealth of Massachusetts, Consolidated Loan of 2007, Series C, GO, AMBAC, 5.000%, 08/01/17 (p)	519
265	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.000%, 08/01/18 (p)	281
300	Commonwealth of Massachusetts, Consolidated Loan of 2009, Series C, GO, 5.000%, 07/01/19 (p)	327
100	Massachusetts School Building Authority, Sales Tax, Series A, Rev., AMBAC, 4.750%, 08/15/17 (p)	102
25	Massachusetts State Health & Educational Facilities Authority, Institute of Technology, Series A, Rev., 5.000%, 07/01/17 (p)	25

		1,254

	Water & Sewer — 0.0% (g)
100	Massachusetts States Water Pollution, Abatement Trust, Series A, Rev., 5.250%, 08/01/17	102

	Total Massachusetts	6,682

	Michigan — 4.2%
	Education — 0.4%
1,000	Michigan Finance Authority, Student Loan, Series 25-A, Rev., AMT, 5.000%, 11/01/17	1,022

	General Obligation — 1.6%
295	Armada Area Schools, GO, Q-SBLF, 4.000%, 05/01/17	297
100	East China School District, School Bus, Series I, GO, Q-SBLF, 2.500%, 05/01/17	100
980	Grand Blanc Community Schools, GO, AGM, 3.000%, 05/01/17	983
	Healthsource Saginaw, Inc., County of Saginaw,
575	GO, 4.000%, 05/01/18	596
650	GO, 5.000%, 05/01/19	701
930	GO, 5.000%, 05/01/20	1,029

		3,706

	Housing — 1.5%
220	Michigan State Housing Development Authority, Single Family Homeownership, Series A, Rev., 5.000%, 12/01/27	233
	Michigan State Housing Development Authority, Single-Family Mortgage,
1,875	Series A, Rev., 4.000%, 06/01/46	1,996
1,335	Series B, Rev., 3.500%, 06/01/47	1,396

		3,625

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	33

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
510	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project, Series CC, Rev., VAR, 1.450%, 09/01/21	498

	Other Revenue — 0.4%
950	Michigan Finance Authority, Sparrow Obligation Group, Rev., 4.000%, 11/15/20	1,036

	Prerefunded — 0.1%
200	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/19 (p)	220

	Total Michigan	10,107

	Minnesota — 1.8%
	Education — 0.1%
275	University of Minnesota, Series A, Rev., 5.250%, 12/01/26	313

	General Obligation — 0.1%
100	State of Minnesota, Trunk Highway, Series B, GO, 5.000%, 10/01/18	106
150	State of Minnesota, Various Purpose, Series D, GO, 5.000%, 08/01/17	153

		259

	Housing — 1.5%
200	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/35	211
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
175	Series A, Rev., GNMA/COLL, 4.500%, 12/01/26	183
46	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	46
145	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	152
	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program,
90	Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/31	94
80	Series D, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/34	83
195	Series E, Rev., GNMA/FNMA/FHLMC, 4.000%, 01/01/35	203

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Housing — continued
	Minnesota Housing Finance Agency, Residential Housing Finance,
455	Series A, Rev., 4.000%, 07/01/38	486
655	Series B, Rev., 4.000%, 01/01/38	697
1,145	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.000%, 01/01/45	1,210
285	Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	295

		3,660

	Prerefunded — 0.1%
125	City of Anoka, Senior Housing Facility, The Homestead at Anoka, Inc. Project, Series B, Rev., 6.375%, 11/01/19 (p)	144

	Total Minnesota	4,376

	Mississippi — 0.4%
	General Obligation — 0.1%
85	DeSoto County School District, GO, 4.000%, 05/01/17	86
50	Jackson Public School District, GO, NATL-RE, 5.000%, 04/01/17	50
150	State of Mississippi, Series A, GO, 5.250%, 11/01/21	176

		312

	Other Revenue — 0.2%
300	Mississippi Development Bank, Rev., AMBAC, 5.000%, 11/01/17	307
255	Mississippi Development Bank, Gulfport, Mississippi Public Improvement Project, Rev., AGM, 3.000%, 07/01/17	257

		564

	Utility — 0.1%
100	Mississippi Development Bank, Power Co., Project, Series A, Rev., AMBAC, 5.000%, 07/01/17	101

	Total Mississippi	977

	Missouri — 1.3%
	Education — 0.1%
350	Missouri Health & Educational Facilities Authority, Educational Facilities, St. Louis College of Pharmacy, Rev., 5.000%, 05/01/17	352

	Housing — 1.0%
	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program,
555	Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.500%, 05/01/41	584

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
865	Series B-2, Rev., GNMA/FNMA/FHLMC, 4.000%, 11/01/45	921
	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program,
615	Series A, Rev., GNMA/FNMA/FHLMC, 4.000%, 11/01/41	643
55	Series E-3, Rev., GNMA/FNMA/FHLMC, 4.625%, 05/01/28	58
90	Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	94

		2,300

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
50	Kansas City, Missouri Industrial Development Authority, Downtown Redevelopment District, Rev., 5.000%, 09/01/18 (p)	53
35	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.000%, 07/01/25	39

		92

	Prerefunded — 0.1%
190	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.000%, 01/01/21 (p)	216

	Transportation — 0.1%
100	Missouri Highways & Transportation Commission, Second Lien, Rev., 4.250%, 05/01/17	101
25	Missouri Highways & Transportation Commission, State Road Revenue Federal Reimbursement, Series A, Rev., 5.000%, 05/01/17	25

		126

	Total Missouri	3,086

	Montana — 0.3%
	Housing — 0.3%
	Montana Board of Housing, Single Family Homeownership,
250	Series A-2, Rev., AMT, 4.000%, 12/01/38	259
470	Series B2, Rev., AMT, 5.000%, 12/01/27	498

	Total Montana	757

	Nevada — 0.1%
	General Obligation — 0.0% (g)
25	Clark County, GO, 5.000%, 06/01/17	26

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	General Obligation — continued
50	Las Vegas Valley Water District, Series B, GO, 4.000%, 03/01/17	50

		76

	Other Revenue — 0.0% (g)
30	County of Clark, Sales & Excise Tax, Series B, Rev., 3.000%, 07/01/17	30

	Prerefunded — 0.1%
100	Clark County School District, Series A, GO, 5.000%, 06/15/18 (p)	105
25	State of Nevada, Capital Improvement & Cultural Affairs, Series B, GO, NATL-RE, 5.000%, 12/01/17 (p)	26

		131

	Total Nevada	237

	New Hampshire — 0.6%
	Housing — 0.2%
	New Hampshire Housing Finance Authority, Single Family Mortgage,
90	Series A, Rev., 5.250%, 07/01/28	96
230	Series C, Rev., 4.000%, 01/01/28	238

		334

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal, Waste Management, Inc., Project, Rev., VAR, 2.125%, 06/01/18	1,010

	Total New Hampshire	1,344

	New Jersey — 1.7%
	Education — 0.4%
	New Jersey Economic Development Authority, School Facilities Construction,
120	Rev., 5.000%, 12/15/17 (p)	124
35	Series W, Rev., NATL-RE-IBC, 4.000%, 09/01/17 (p)	36
	New Jersey Educational Facilities Authorities, Ramapo College,
250	Series A, Rev., 3.000%, 07/01/17	252
60	Series B, Rev., 4.000%, 07/01/17	60
500	New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Series 1A, Rev., AMT, 5.000%, 12/01/17	512

		984

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	35

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	General Obligation — 0.3%
25	County of Gloucester, GO, 3.000%, 03/01/17	25
410	Middletown Township Board Education, GO, 5.000%, 08/01/17	417
205	Township of Montville, GO, 4.000%, 08/15/20	225
100	Township of Wayne, GO, 4.000%, 09/01/17	102

		769

	Housing — 0.1%
225	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Rev., 4.500%, 10/01/29	229

	Other Revenue — 0.1%
100	Monmouth County Improvement Authority, Rev., 5.000%, 01/15/20	111
50	New Jersey Environmental Infrastructure Trust, Series C, Rev., 5.000%, 09/01/17	51

		162

	Prerefunded — 0.1%
100	Borough of Madison, General Improvement, GO, 5.000%, 10/15/18 (p)	107
140	New Jersey Economic Development Authority, School Facilities Construction, Series Y, Rev., 4.750%, 09/01/18 (p)	148

		255

	Transportation — 0.7%
1,500	New Jersey Transit Corp., Series A, Rev., GAN, 5.000%, 09/15/18	1,569
100	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., AGM-CR, 5.750%, 06/15/17	102

		1,671

	Total New Jersey	4,070

	New Mexico — 0.3%
	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
380	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 4.250%, 03/01/43	403
65	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.000%, 09/01/30	68

		471

	Other Revenue — 0.0% (g)
25	City of Albuquerque, Series A, Rev., 5.000%, 07/01/17	25

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Other Revenue — continued
100	State of New Mexico, Severance Tax, Series A, Rev., 5.000%, 07/01/17	102

		127

	Transportation — 0.1%
100	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/24	111
100	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/19	111

		222

	Total New Mexico	820

	New York — 4.5%
	Education — 0.2%
300	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., 5.000%, 05/01/17	302
75	New York State Dormitory Authority, St. John’s University, Series A, Rev., 5.000%, 07/01/17	76
150	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	156

		534

	General Obligation — 0.7%
100	New York City, Series E-1, GO, 5.250%, 10/15/17	103
95	Valhalla Union Free School District, GO, 2.000%, 10/15/17	96
	Village of Freeport, Nassau County, Public Improvement,
950	Series A, GO, 4.000%, 05/01/24	1,061
345	Series A, GO, 4.000%, 05/01/25	385

		1,645

	Housing — 1.1%
	New York Mortgage Agency, Homeowner Mortgage,
1,540	Series 191, Rev., AMT, 3.500%, 10/01/34	1,587
625	Series 195, Rev., 4.000%, 10/01/46	673
500	Series 197, Rev., 3.500%, 10/01/44	527

		2,787

	Other Revenue — 0.9%
	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center,
625	Series A, Rev., 5.000%, 07/15/26	718
560	Series A, Rev., 5.000%, 07/15/28	639

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — continued
	New York City Transitional Finance Authority,
170	Series C, Rev., 5.000%, 11/01/21	193
100	Series S-2, Rev., AGM, FGIC, NATL-RE, 5.000%, 01/15/18	100
100	New York State Dormitory Authority, Unrefunded Balance, Series A, Rev., 4.000%, 02/15/19	106
500	TSASC, Inc., Tobacco Settlement, Series B, Rev., 5.000%, 06/01/20	536

		2,292

	Prerefunded — 0.4%
15	Metropolitan Transportation Authority, Series B, Rev., 4.500%, 11/15/17 (p)	16
50	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.750%, 06/15/18 (p)	53
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series AA, Rev., 5.000%, 06/15/18 (p)	738
55	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series A, Rev., 5.000%, 04/01/17 (p)	55
105	Triborough Bridge & Tunnel Authority, Series A, Rev., 5.000%, 05/15/18 (p)	110

		972

	Special Tax — 0.1%
170	New York State Dormitory Authority, Personal Income Tax, Series D, Rev., 5.000%, 06/15/17	172

	Transportation — 0.8%
1,750	MTA Hudson Rail Yards Trust Obligations, Series A, Rev., 5.000%, 11/15/46	1,874

	Water & Sewer — 0.3%
625	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 4.500%, 06/15/32	701

	Total New York	10,977

	North Carolina — 0.6%
	Education — 0.0% (g)
25	University of North Carolina, Greensboro, Rev., 3.000%, 04/01/17	25

	General Obligation — 0.2%
50	County of Wake, Public Improvement, Series A, GO, 5.000%, 04/01/17	50
175	Mecklenburg County, Series C, GO, 5.000%, 12/01/18	187
200	New Hanover County, GO, 5.000%, 12/01/20	228

		465

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Housing — 0.4%
	North Carolina Housing Finance Agency, Homeownership,
250	Series 1, Rev., 4.500%, 07/01/28	259
125	Series 2, Rev., 4.250%, 01/01/28	129
500	Series A, Rev., AMT, 3.500%, 07/01/39	524

		912

	Utility — 0.0% (g)
100	North Carolina Eastern Municipal Power Agency, Power System, Series A, Rev., 6.500%, 01/01/18 (p)	105

	Total North Carolina	1,507

	North Dakota — 0.9%
	Housing — 0.9%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
405	Series A, Rev., 3.750%, 07/01/42	419
540	Series A, Rev., 4.000%, 07/01/34	573
280	Series B, Rev., 4.500%, 01/01/28	292
75	Series B, Rev., 5.000%, 07/01/28	79
610	Series D, Rev., 3.500%, 07/01/46	641
200	Series D, Rev., 4.250%, 07/01/28	213

	Total North Dakota	2,217

	Ohio — 1.7%
	Education — 0.1%
200	University of Cincinnati, Series A, Rev., 5.000%, 06/01/18	210

	General Obligation — 0.4%
55	Dublin City School District, School Facilities Construction & Improvement, GO, 4.000%, 12/01/17	57
	State of Ohio, Higher Education,
110	Series B, GO, 5.000%, 08/01/23	129
715	Series C, GO, 5.000%, 08/01/17	728

		914

	Housing — 0.3%
	Ohio Housing Finance Agency, Single Family Mortgage,
90	Series 1, Rev., GNMA/FNMA/FHLMC, 4.800%, 11/01/28	96
80	Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/28	83
350	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	369

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	37

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
215	Series 3, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/29	225

		773

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
105	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Series C, Rev., 5.000%, 06/01/19	115

	Other Revenue — 0.5%
1,000	Franklin County, Convention Facilities Authority, Tax & Lease, Rev., RAN, 5.000%, 12/01/20	1,128

	Prerefunded — 0.1%
185	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/18 (p)	193
25	Uhrichsville Recreational Facilities Construction, GO, AGC, 4.750%, 06/01/17 (p)	25

		218

	Transportation — 0.3%
	Cleveland-Cuyahoga County Port Authority Development, One Community Project,
120	Series C, Rev., 3.000%, 05/15/17 (p)	120
175	Series C, Rev., 3.000%, 11/15/17 (p)	178
340	Series C, Rev., 3.000%, 11/15/18 (p)	352

		650

	Utility — 0.0% (g)
15	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	16

	Total Ohio	4,024

	Oklahoma — 0.1%
	Housing — 0.1%
	Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program,
90	Series A, Rev., GNMA/COLL, 4.750%, 03/01/28	97
100	Series B, Rev., GNMA/COLL, 4.500%, 09/01/27	105

	Total Oklahoma	202

	Oregon — 1.6%
	General Obligation — 0.0% (g)
70	State of Oregon, Alternate Energy Project, Series A, GO, 4.000%, 04/01/17	70

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hospital — 0.0% (g)
50	Oregon Health Facilities Authority, Series A, Rev., 4.000%, 03/15/17	50

	Housing — 0.3%
685	Oregon State Housing & Community Services Department, Mortgage, Single-Family Mortgage Program, Series D, Rev., 4.000%, 07/01/43	710

	Other Revenue — 0.2%
	Oregon State Department of Administrative Services, Lottery,
30	Series A, Rev., 3.500%, 04/01/17	30
375	Series A, Rev., 5.000%, 04/01/18	393
75	Series A, Rev., AGM, 4.000%, 04/01/17	75

		498

	Prerefunded — 0.0% (g)
100	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 4.500%, 04/01/19 (p)	107

	Transportation — 0.5%
1,000	Port of Portland, International Airport, Series 21C, Rev., AMT, 5.000%, 07/01/20	1,111

	Utility — 0.6%
	City of Eugene, Electric Utility System,
325	Series A, Rev., 4.000%, 08/01/31	349
850	Series A, Rev., 5.000%, 08/01/29	1,011

		1,360

	Water & Sewer — 0.0% (g)
45	City of Portland, Sewer System, Series A, Rev., 5.000%, 10/01/17	46

	Total Oregon	3,952

	Pennsylvania — 2.5%
	Education — 0.3%
260	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/22	290
400	Pennsylvania Higher Educational Facilities Authority, Widener University, Series A, Rev., 5.000%, 07/15/17	406

		696

	General Obligation — 0.3%
500	Athens Area School District, Series B, GO, AGM, 1.750%, 04/15/17	501
	Commonwealth of Pennsylvania,
150	Series 2004, GO, AGM, 5.375%, 07/01/20	169
25	Series 2004, GO, AGM-CR, 5.375%, 07/01/17	25

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	General Obligation — continued
125	Council Rock School District, Bucks County, Series B, GO, 3.000%, 11/15/17	127

		822

	Hospital — 0.0% (g)
60	Lancaster County Hospital Authority, Health System, General Hospital Project, Series B, Rev., 4.000%, 07/01/17 (p)	61

	Housing — 1.7%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
115	Series 112, Rev., 5.000%, 04/01/28	122
1,300	Series 118A, Rev., AMT, 3.500%, 04/01/40	1,350
1,940	Series 121, Rev., 3.500%, 10/01/46	2,035
600	Series 122, Rev., 4.000%, 10/01/46	645

		4,152

	Other Revenue — 0.1%
100	Delaware Valley, Regional Finance Authority, Local Government, Series B, Rev., AMBAC, 5.600%, 07/01/17	101

	Prerefunded — 0.1%
150	Commonwealth of Pennsylvania, Series A, GO, 5.000%, 08/01/17 (p)	153
50	Delaware River Joint Toll Bridge Commission, Series A, Rev., NATL-RE, 4.500%, 07/01/17 (p)	51
25	Reading Area Water Authority, Rev., AGM, 5.000%, 06/01/17 (p)	25

		229

	Total Pennsylvania	6,061

	South Carolina — 0.8%
	General Obligation — 0.0% (g)
25	School District No. 7 of Spartanburg County, GO, SCSDE, 5.000%, 03/01/17	25

	Housing — 0.3%
	South Carolina State Housing Finance & Development Authority,
400	Series A, Rev., 4.000%, 01/01/47	432
210	Series B-2, Rev., AMT, 4.000%, 07/01/43	223

		655

	Other Revenue — 0.1%
175	South Carolina State Public Service Authority, Series C, Rev., 5.000%, 12/01/17	181

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Transportation — 0.4%
1,095	South Carolina State Ports Authority, Rev., AMT, 4.000%, 07/01/40	1,103

	Total South Carolina	1,964

	South Dakota — 0.7%
	Housing — 0.7%
	South Dakota Housing Development Authority, Homeownership Mortgage,
110	Series A, Rev., AMT, 4.500%, 05/01/31	117
700	Series D, Rev., 4.000%, 11/01/45	753
605	Series D, Rev., AMT, 4.000%, 11/01/29	632
275	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.250%, 05/01/32	287

	Total South Dakota	1,789

	Tennessee — 0.7%
	General Obligation — 0.0% (g)
50	Montgomery County School & Public Improvement, GO, 3.000%, 04/01/17	50

	Housing — 0.7%
910	Tennessee Housing Development Agency Residential Finance Program, Rev., 4.000%, 01/01/46	971
	Tennessee Housing Development Agency, Homeownership Program,
165	Series 1A, Rev., AMT, 4.500%, 01/01/38	174
10	Series 1C, Rev., AMT, 3.750%, 01/01/25	10
170	Series A, Rev., AMT, 4.500%, 07/01/31	180
	Tennessee Housing Development Agency, Housing Finance Program,
95	Series A, Rev., 4.500%, 01/01/28	99
185	Series B, Rev., 4.500%, 01/01/28	197

		1,631

	Total Tennessee	1,681

	Texas — 5.2%
	Education — 0.2%
75	Laredo Community College District, Combined Fee, Series D, Rev., AGM, 2.000%, 08/01/17	75
375	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Hendrick Medical Center, Rev., 4.000%, 09/01/18	390
100	University of Texas, Financing System, Series A, Rev., 4.000%, 08/15/17	102

		567

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	39

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	General Obligation — 3.1%
100	Austin Independent School District, GO, PSF-GTD, 5.000%, 08/01/20	112
150	City of El Paso, GO, 5.000%, 08/15/18	159
	City of Fort Worth, Tarrant, Denton, Parker & Wise Counties,
150	GO, 3.000%, 03/01/17	150
415	GO, 5.000%, 03/01/20	461
750	County of Brazoria, Alvin Independent School District, Series B, GO, VAR, PSF-GTD, 3.000%, 08/14/17	757
	County of Collin, Wylie Independent School District, Unlimited Tax,
310	GO, PSF-GTD, Zero Coupon, 08/15/18	306
815	GO, PSF-GTD, Zero Coupon, 08/15/19	790
135	GO, PSF-GTD, Zero Coupon, 08/15/20	128
100	Eagle Mountain & Saginaw Independent School District, Series B, GO, PSF-GTD, 4.000%, 08/15/17	102
375	Harris County Permanent Improvement, Series A, GO, 5.000%, 10/01/18	399
	Nixon-Smiley Consolidated Independent School District, School Building,
170	GO, PSF-GTD, 0.900%, 08/15/17	170
250	GO, PSF-GTD, 1.250%, 08/15/18	250
3,470	Northside Independent School District, School Building, GO, VAR, PSF-GTD, 2.125%, 08/01/20	3,482
175	Texas Public Finance Authority, Series A, GO, 5.000%, 10/01/19	193

		7,459

	Housing — 0.2%
425	Texas Department of Housing & Community Affairs, Residential Mortgage, Series B, Rev., GNMA/COLL, 4.250%, 01/01/34	441

	Other Revenue — 0.9%
295	City of Irving, Hotel Occupancy Tax, Series B, Rev., 2.000%, 08/15/17	296
2,000	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment, Series B, Rev., 4.000%, 07/01/17	2,006

		2,302

	Prerefunded — 0.4%
150	City of San Antonio, Electric & Gas, Series A, Rev., 5.250%, 02/01/19 (p)	162
180	Comal Independent School District, School Building, Series A, GO, PSF-GTD, 5.250%, 02/01/18 (p)	187

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Prerefunded — continued
190	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, 5.000%, 02/15/19 (p)	205
170	Keller Independent School District, School Building, GO, 5.250%, 02/15/19 (p)	184
25	North Texas Tollway Authority System, Second Tier, Series F, Rev., 5.750%, 01/01/18 (p)	26
25	Texas Transportation Commission, Highway Fund, First Tier, Rev., 5.000%, 04/01/17 (p)	25
100	Tomball Independent School District, School Building, GO, AGC, 5.000%, 02/15/18 (p)	104

		893

	Transportation — 0.4%
900	City of Houston, Airport System Revenue, Series P-1, Rev., VAR, AMT, AGM, 1.440%, 07/01/30	837
50	Harris County, Toll Road, Senior Lien, Series A, Rev., NATL-RE, 5.000%, 08/15/19	51
105	Texas Transportation Commission, Highway Fund, First Tier, Series A, Rev., 4.750%, 04/01/17	105

		993

	Utility — 0.0% (g)
25	Lower Colorado River Authority, Transmission Contract, LCRA Transmission Corp., Project, Series A, Rev., 5.000%, 05/15/17	25

	Total Texas	12,680

	Utah — 0.1%
	General Obligation — 0.1%
50	Central Utah Water Conservancy District, Series C, GO, 2.500%, 04/01/17	50
145	State of Utah, Series A, GO, 5.000%, 07/01/20	163

		213

	Prerefunded — 0.0% (g)
25	Weber Basin, Utah Water Conservancy District, Series A, Rev., AMBAC, 5.250%, 10/01/17 (p)	26

	Total Utah	239

	Vermont — 1.2%
	Certificate of Participation/Lease — 0.2%
360	City of Burlington, Lakeview Garage Project, Series A, COP, 4.000%, 12/01/17	367

	Housing — 1.0%
205	Vermont Housing Finance Agency, Mortgage-Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 02/01/26	217

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
	Vermont Housing Finance Agency, Multiple Purpose,
450	Series A, Rev., AMT, 4.000%, 11/01/46	471
1,165	Series B, Rev., AMT, 4.125%, 11/01/42	1,205
490	Series C, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.000%, 11/01/46	522

		2,415

	Total Vermont	2,782

	Virginia — 0.2%
	Other Revenue — 0.2%
	Virginia Public Building Authority, Public Facilities,
165	Series A, Rev., 5.000%, 08/01/17	168
50	Series D, Rev., 5.000%, 08/01/17	51
	Virginia Resources Authority, Infrastructure & State Moral Obligation,
120	Series B, Rev., 5.000%, 11/01/23	138
145	Series B, Rev., 5.000%, 11/01/26	165

		522

	Prerefunded — 0.0% (g)
60	Virginia Resources Authority, Infrastructure & State Moral Obligation, Series B, Rev., 5.000%, 11/01/21 (p)	70

	Total Virginia	592

	Washington — 0.8%
	General Obligation — 0.1%
75	Bellevue School District No. 405, King County, Series 2011, GO, 5.000%, 12/01/17	77
100	State of Washington, Various Purpose, Series D, GO, 5.000%, 02/01/20	111

		188

	Housing — 0.5%
500	Washington Housing Finance Commission, Single-Family Program, Series 2A-R, Rev., AMT, 3.500%, 12/01/46	520
560	Washington State Housing Finance Commission, Homeownership Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.250%, 10/01/32	582

		1,102

	Prerefunded — 0.0% (g)
100	County of Spokane, Freeman School District No. 358, GO, AGC, 5.000%, 07/15/18 (p)	106

	Transportation — 0.0% (g)
110	Port of Seattle, Passenger Facilities Charge, Series A, Rev., BHAC-CR, MBIA, 5.500%, 12/01/19	122

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Utility — 0.2%
350	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	395
50	City of Tacoma, Solid Waste, Rev., 5.000%, 12/01/17	51

		446

	Total Washington	1,964

	Wisconsin — 0.2%
	Education — 0.1%
350	Wisconsin Health & Educational Facilities Authority, Fort Healthcare, Inc., Rev., 4.000%, 05/01/17	352

	General Obligation — 0.1%
95	County of Milwaukee, Corporate Purpose, Series A, GO, 2.000%, 10/01/17	95
100	State of Wisconsin, Series A, GO, 5.000%, 05/01/17	101

		196

	Total Wisconsin	548

	Wyoming — 0.3%
	Hospital — 0.3%
625	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	646

	Housing — 0.0% (g)
130	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	131

	Total Wyoming	777

	Total Municipal Bonds (Cost $154,225)	153,566

Weekly Demand Notes — 16.2% (t)
	Alaska — 0.5%
1,250	Alaska Housing Finance Corp., Home Mortgage, Series B, Rev., VRDO, 0.600%, 03/01/17	1,250

	California — 2.2%
2,000	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series B-1, Rev., VAR, 0.900%, 03/01/17	2,000
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VAR, 1.570%, 03/01/17	1,000
1,100	Los Angeles Department of Water & Power, Power System, Series B, Subseries B-2, Rev., VRDO, 0.570%, 03/01/17	1,100

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	41

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Weekly Demand Notes — continued
	California — continued
550	Southern California Public Power Authority, Magnolia Power Project, Series A-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.570%, 03/01/17	550
600	State of California, Series A, Subseries A-2-1, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.650%, 03/01/17	600

	Total California	5,250

	Florida — 0.7%
1,700	Florida Development Finance Corp., Healthcare Facilities, UF Health-Jacksonville Project, Series B, Rev., VRDO, 1.550%, 03/01/17	1,700

	Georgia — 1.2%
295	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, RAN, 0.670%, 03/01/17	295
2,000	Metropolitan Rapid Transit Authority, Sales Tax, Rev., VAR, 0.900%, 03/01/17	2,000
700	Private Colleges & Universities Authority, Emory University, Series B, Subseries B-2, Rev., VRDO, 0.580%, 03/01/17	700

	Total Georgia	2,995

	Illinois — 0.6%
1,050	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-4, Rev., VRDO, 0.600%, 03/01/17	1,050
380	Illinois Finance Authority, University of Chicago Medical Center, Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.600%, 03/01/17	380

	Total Illinois	1,430

	Indiana — 1.5%
3,000	City of Whiting, Environmental Facilities, BP Products North America, Inc., Project, Rev., VAR, 1.370%, 03/01/17	2,986
625	Indiana Finance Authority, Parkview Health System Obligated Group, Series D, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.600%, 03/01/17	625

	Total Indiana	3,611

	Massachusetts — 0.3%
800	Massachusetts Bay Transportation Authority, General Transportation System, Series A-1, Rev., VRDO, 0.620%, 03/01/17	800

	Michigan — 0.7%
1,800	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Rev., VRDO, 0.620%, 03/01/17	1,800

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Minnesota — 1.4%
1,450	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VRDO, 0.600%, 03/01/17	1,450
945	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: US Bank NA, 0.600%, 03/01/17	945
1,100	Minnesota Higher Educational Facilities Authority, The College of Saint Catherine, Series 5-N2, Rev., VRDO, LOC: US Bank NA, 0.600%, 03/01/17	1,100

	Total Minnesota	3,495

	Missouri — 0.1%
200	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series G, Rev., VRDO, 0.600%, 03/01/17	200

	New York — 0.6%
1,400	Onondaga County Cultural Trust, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.600%, 03/01/17	1,400

	North Carolina — 2.3%
1,500	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.600%, 03/01/17	1,500
960	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.590%, 03/01/17	960
580	City of Charlotte, Charlotte Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America NA, 0.600%, 03/01/17	580
480	City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 0.570%, 03/01/17	480
425	City of Raleigh, Downtown Improvement Projects, Series B-1, COP, VRDO, 0.600%, 03/01/17	425
1,350	North Carolina Capital Facilities Finance Agency, Student University Foundation, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.600%, 03/01/17	1,350
275	North Carolina Medical Care Commission, Health Care Facilities, WakeMed, Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.590%, 03/01/17	275

	Total North Carolina	5,570

	Oregon — 0.8%
1,910	Confederated Tribes of The Umatilla Indian Reservation, Tribal Infrastructure, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.800%, 03/01/17	1,910

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Weekly Demand Notes — continued
	Pennsylvania — 1.6%
1,750	City of Philadelphia, Water & Wastewater, Series B, Rev., VRDO, LOC: TD Bank NA, 0.610%, 03/01/17	1,750
2,000	Pennsylvania Turnpike Commission, Series B-1, Rev., VAR, 1.070%, 03/01/17	1,997

	Total Pennsylvania	3,747

	South Carolina — 0.4%
865	City of North Charleston, Golf Course Mortgage, Rev., VRDO, 0.630%, 03/01/17	865

	Texas — 0.4%
1,000	University of Texas, Financing System, Series B4, Rev., VRDO, LIQ: University of Texas Investment Management Co., 0.570%, 03/01/17	1,000

	Utah — 0.3%
800	Emery County, Pollution Control, Pacificorp Projects, Rev., VRDO, LOC: Canadian Imperial Bank of Commerce, 0.600%, 03/01/17	800

	Virginia — 0.4%
1,000	Industrial Development Authority of Loudoun County, Howard Medical Institute, Series A, Rev., VRDO, 0.600%, 03/01/17	1,000

	Wisconsin — 0.2%
500	Wisconsin Health & Educational Facilities Authority, Goodwill Industries of North Central Wisconsin, Inc., Rev., VRDO, LOC: Wells Fargo Bank NA, 0.600%, 03/01/17	500

	Total Weekly Demand Notes (Cost $39,310)	39,323

SHARES
Common Stock — 0.0% (g)
	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
13	Halcon Resources Corp. (a) (Cost $142)	109

PRINCIPAL AMOUNT
Loan Assignments — 0.7%
	Consumer Discretionary — 0.1%
	Media — 0.1%
83	Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan, VAR, 4.250%, 08/18/23	83
59	Zuffa LLC, 2nd Lien Guaranteed Senior Secured Term Loan, VAR, 8.500%, 08/18/24	61

		144

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — 0.0% (g)
30	Petco Animal Supplies, Inc., 1st Lien Term Loan B-1, VAR, 4.287%, 01/26/23 ^	29

	Total Consumer Discretionary	173

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.0% (g)
86	BJ’s Wholesale Club, Inc., 1st Lien Term Loan, VAR, 4.750%, 01/27/24 ^	86

	Household Products — 0.1%
139	Zep Inc., Term Loan, VAR, 5.000%, 06/27/22	140

	Total Consumer Staples	226

	Energy — 0.3%
	Energy Equipment & Services — 0.1%
105	Vistra Operations Co. LLC, Term Loan B-2, VAR, 4.022%, 12/14/23	106

	Oil, Gas & Consumable Fuels — 0.2%
260	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	264
105	Exco Resources, Inc., Senior Secured 2nd Lien Term Loan, VAR, 12.500%, 10/19/20	78
238	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23	242

		584

	Total Energy	690

	Health Care — 0.1%
	Pharmaceuticals — 0.1%
149	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	121

	Industrials — 0.1%
	Marine — 0.1%
201	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20	190

	Trading Companies & Distributors — 0.0% (g)
61	Univar USA, Inc., Term B-2 Loan, VAR, 3.608%, 07/01/22	61

	Total Industrials	251

	Information Technology — 0.0% (g)
	Software — 0.0% (g)
24	Rackspace Hosting, Inc., 1st Lien Term Loan B, VAR, 4.534%, 11/03/23	24
69	Synchronoss Technologies, Inc., 1st Lien Term Loan, VAR, 4.082%, 01/13/24	69

	Total Information Technology	93

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	43

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
113	HLX PLY Holdings, Inc., Term Loan, VAR, 4.250%, 12/29/23	114

	Total Loan Assignments (Cost $1,697)	1,668

Short-Term Investments — 0.1%
	U.S. Treasury Obligation — 0.0% (g)
215	U.S. Treasury Bill, 0.623%, 06/22/17 (k) (n)	215

SHARES	SECURITY DESCRIPTION	VALUE
	Investment Company — 0.1%
139	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.450% (b) (l) †	139

	Total Short-Term Investments (Cost $353)	354

	Total Investments — 99.5% (Cost $241,531)	240,791
	Other Assets in Excess of Liabilities — 0.5%	1,137

	NET ASSETS — 100.0%	$241,928

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(6)	10 Year U.S. Treasury Note	06/21/17	USD	(747)	(2)
(2)	2 Year U.S. Treasury Note	06/30/17	USD	(433)	— (h)
(4)	5 Year U.S. Treasury Note	06/30/17	USD	(471)	(1)

					(3)

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issues:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America NA:
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/21	1.411%	1,530	25	(49)
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.307	40	— (h)	4
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.307	96	(1)	8
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.523	70	(3)	8
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.523	74	(3)	10
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.523	109	(5)	13
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/18	0.495	73	(5)	4
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	0.509	42	(1)	4
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	0.733	100	(3)	8
BNP Paribas:
Canadian Natural Resources Ltd., 3.450%, 11/15/21	1.000% quarterly	12/20/21	1.151	130	1	(7)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	12/20/21	2.393	1,230	73	(90)
Standard Chartered Bank, 5.875%, 09/26/17	1.000% quarterly	12/20/21	1.613	EUR 170	5	(10)
Citibank, NA:
Beazer Homes USA, Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	0.454	50	(2)	2
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	12/20/21	2.212	100	5	(14)
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	12/20/21	0.916	1,740	(10)	(5)

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

Corporate and Sovereign Issues (continued):

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.523%	150	(7)	17
Devon Energy Corp., 7.950%, 04/15/32	1.000% quarterly	12/20/21	1.107	90	— (h)	(5)
Goldman Sachs International:
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	2.171	70	(8)	(4)

					61	(106)

Credit indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America NA:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.779%	120	11	(22)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.779	200	20	(60)
CDX.EM.26-V1	1.000% quarterly	12/20/21	2.169	1,690	83	(98)
CMBX.NA.A.6	2.000% monthly	05/11/63	3.046	150	8	2
Citibank, NA:
CMBX.NA.A.6	2.000% monthly	05/11/63	3.046	150	7	1
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.779	100	10	(28)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.779	230	23	(59)
Goldman Sachs International:
CMBX.NA.A.6	2.000% monthly	05/11/63	3.046	150	8	2
CMBX.NA.A.6	2.000% monthly	05/11/63	3.046	150	8	3
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000% monthly	05/11/63	3.046	150	8	2

					186	(257)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2017 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.27-V2	5.000% quarterly	12/20/21	3.161%		350	(30)	14
CDX.NA.IG.25-V1	1.000% quarterly	12/20/20	0.506		2,190	(44)	9
CDX.NA.IG.27-V1	1.000% quarterly	12/20/21	0.623		2,190	(42)	22
iTraxx Europe 26.1	1.000% quarterly	12/20/21	0.729	EUR	2,190	(34)	31

						(150)	76

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	45

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit Default Swaps — Sell Protection [2]

Sovereign Issues:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	38.243%	70	(7)	37
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	38.243	70	(6)	33
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	38.243	70	(6)	34
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	38.243	70	(6)	37
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	38.243	140	(12)	68

					(37)	209

[1]

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3]

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]

Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

J.P. Morgan Tax Aware Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

ABX	— Asset-Backed Securities Index
ADR	— American Depositary Receipt
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CDX	— Credit Default Swap Index
CHESLA	— Connecticut Higher Education Supplemental Loan Authority
CMBX	— Commercial Mortgage-Backed Securities Index
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
CSMC	— Credit Suisse Mortgage Trust
EDA	— Economic Development Authority
EUR	— Euro
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GAN	— Grant Anticipation Notes
GNMA	— Government National Mortgage Association
GO	— General Obligation
GRAN	— Grant Revenue Anticipation Notes
GTD	— Guaranteed
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Insurance Corp.
MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Note
RE	— Reinsured
Rev.	— Revenue
SCSDE	— South Carolina School District Enhancement

USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2017.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 28, 2017.
XLCA	— Insured by XL Capital Assurance

†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

	Fund	Value
	Tax Aware Income Opportunities Fund	$80

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(k)	— All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of February 28, 2017.
(n)	— The rate shown is the effective yield as of February 28, 2017.
(p)	— Security is prerefunded or escrowed to maturity.
(r)	— Rates shown are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
^	— All or a portion of the security is unsettled as of February 28, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	47

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2017

(Amounts in thousands, except per share amounts)

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$95,060	$240,652
Investments in affiliates, at value	4,032	59
Investments in affiliates—restricted, at value	—	80

Total investment securities, at value	99,092	240,791
Cash	10	11
Foreign currency, at value	—	5
Deposits at broker for swap contracts	—	220
Receivables:
Investment securities sold	677	554
Investment securities sold — delayed delivery securities	15	165
Fund shares sold	32	236
Interest and dividends from non-affiliates	963	1,841
Dividends from affiliates	2	—	(a)
Variation margin on futures contracts	—	—	(a)
Variation margin on centrally cleared swaps	—	—	(a)
Outstanding swap contracts, at value	—	295
Due from adviser	5	—	(a)

Total Assets	100,796	244,118

LIABILITIES:
Payables:
Investment securities purchased	640	1,467
Fund shares redeemed	35	427
Outstanding swap contracts, at value	—	85
Accrued liabilities:
Distribution fees	20	19
Shareholder servicing fees	3	38
Custodian and accounting fees	15	33
Collateral management fees	—	6
Audit fees	49	65
Other	29	50

Total Liabilities	791	2,190

Net Assets	$100,005	$241,928

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
NET ASSETS:
Paid-in-Capital	$98,842	$244,366
Accumulated undistributed (distributions in excess of) net investment income	20	214
Accumulated net realized gains (losses)	(406)	(1,889)
Net unrealized appreciation (depreciation)	1,549	(763)

Total Net Assets	$100,005	$241,928

Net Assets:
Class A	$43,639	$66,084
Class C	20,864	10,298
Class I (formerly Select Class)	35,502	165,546

Total	$100,005	$241,928

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	4,034	6,516
Class C	1,933	1,027
Class I (formerly Select Class)	3,282	16,323

Net Asset Value (a):
Class A — Redemption price per share	$10.82	$10.14
Class C — Offering price per share (b)	10.80	10.03
Class I (formerly Select Class) — Offering and redemption price per share	10.82	10.14
Class A maximum sales charge	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.24	$10.54

Cost of investments in non-affiliates	$93,511	$241,392
Cost of investments in affiliates	4,032	59
Cost of investments in affiliates — restricted	—	80
Cost of foreign currency	—	5
Premiums paid on swaps	—	451
Premiums received on swaps	—	373

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2017

(Amounts in thousands)

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,638	$6,443
Interest income from affiliates	—	1
Dividend income from non-affiliates	—	164
Dividend income from affiliates	13	1

Total investment income	3,651	6,609

EXPENSES:
Investment advisory fees	395	1,144
Administration fees	92	234
Distribution fees:
Class A	117	218
Class C	175	96
Shareholder servicing fees:
Class A	117	218
Class C	58	32
Class I (formerly Select Class)	107	465
Custodian and accounting fees	119	223
Interest expense to affiliates	—	— (a)
Professional fees	88	123
Collateral management fees	—	38
Trustees’ and Chief Compliance Officer’s fees	23	24
Printing and mailing costs	15	35
Registration and filing fees	32	64
Transfer agency fees (See Note 2.H.)	5	5
Sub-transfer agency fees (See Note 2.H.)	44	102
Other	6	10

Total expenses	1,393	3,031

Less fees waived	(591)	(1,081)
Less expense reimbursements	(3)	—

Net expenses	799	1,950

Net investment income (loss)	2,852	4,659

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	154	(553)
Investments in affiliates	—	— (a)
Futures	—	24
Foreign currency transactions	—	(26)
Swaps	—	90

Net realized gain (loss)	154	(465)

Distributions of capital gains received from investment company non-affiliates	—	— (a)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(1,830)	1,330
Futures	—	(3)
Foreign currency translations	—	(14)
Swaps	—	(522)

Change in net unrealized appreciation/depreciation	(1,830)	791

Net realized/unrealized gains (losses)	(1,676)	326

Change in net assets resulting from operations	$1,176	$4,985

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,852	$3,001	$4,659	$5,577
Net realized gain (loss)	154	(56)	(465)	588
Distributions of capital gains received from investment company non-affiliates	—	—	— (a)	— (a)
Distributions of capital gains received from investment company affiliates	—	— (a)	—	— (a)
Change in net unrealized appreciation/depreciation	(1,830)	(393)	791	(5,333)

Change in net assets resulting from operations	1,176	2,552	4,985	832

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,224)	(1,264)	(1,284)	(1,599)
Class C
From net investment income	(498)	(499)	(113)	(155)
Class I (formerly Select Class)
From net investment income	(1,147)	(1,285)	(3,051)	(5,172)

Total distributions to shareholders	(2,869)	(3,048)	(4,448)	(6,926)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(18,994)	(871)	(126,419)	(83,103)

NET ASSETS:
Change in net assets	(20,687)	(1,367)	(125,882)	(89,197)
Beginning of period	120,692	122,059	367,810	457,007

End of period	$100,005	$120,692	$241,928	$367,810

Accumulated undistributed (distributions in excess of) net investment income	$20	$40	$214	$65

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	51

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$9,091	$14,421	$30,315	$35,377
Distributions reinvested	1,169	1,196	995	1,267
Cost of shares redeemed	(14,667)	(14,043)	(51,485)	(61,597)

Change in net assets resulting from Class A capital transactions	$(4,407)	$1,574	$(20,175)	$(24,953)

Class C
Proceeds from shares issued	$2,901	$6,322	$1,506	$5,516
Distributions reinvested	462	463	90	112
Cost of shares redeemed	(6,588)	(5,241)	(6,715)	(7,153)

Change in net assets resulting from Class C capital transactions	$(3,225)	$1,544	$(5,119)	$(1,525)

Class I (formerly Select Class)
Proceeds from shares issued	$15,001	$18,000	$63,434	$112,830
Distributions reinvested	840	863	1,658	3,476
Cost of shares redeemed	(27,203)	(22,852)	(166,217)	(172,931)

Change in net assets resulting from Class I capital transactions	$(11,362)	$(3,989)	$(101,125)	$(56,625)

Total change in net assets resulting from capital transactions	$(18,994)	$(871)	$(126,419)	$(83,103)

SHARE TRANSACTIONS:
Class A
Issued	826	1,315	2,986	3,472
Reinvested	107	109	98	124
Redeemed	(1,333)	(1,281)	(5,082)	(6,045)

Change in Class A Shares	(400)	143	(1,998)	(2,449)

Class C
Issued	264	576	150	550
Reinvested	42	42	9	11
Redeemed	(602)	(479)	(669)	(711)

Change in Class C Shares	(296)	139	(510)	(150)

Class I (formerly Select Class)
Issued	1,363	1,641	6,240	11,071
Reinvested	76	79	163	342
Redeemed	(2,483)	(2,086)	(16,404)	(16,962)

Change in Class I Shares	(1,044)	(366)	(10,001)	(5,549)

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	53

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Tax Aware High Income Fund
Class A
Year Ended February 28, 2017	$10.99	$0.29	$(0.17)	$0.12	$(0.29)	$—	$(0.29)
Year Ended February 29, 2016	11.03	0.29	(0.04)	0.25	(0.29)	—	(0.29)
Year Ended February 28, 2015	10.78	0.28	0.24	0.52	(0.27)	—	(0.27)
Year Ended February 28, 2014	11.08	0.29	(0.30)	(0.01)	(0.29)	—	(0.29)
Year Ended February 28, 2013	10.90	0.33	0.17	0.50	(0.31)	(0.01)	(0.32)

Class C
Year Ended February 28, 2017	10.97	0.23	(0.17)	0.06	(0.23)	—	(0.23)
Year Ended February 29, 2016	11.01	0.23	(0.03)	0.20	(0.24)	—	(0.24)
Year Ended February 28, 2015	10.76	0.22	0.25	0.47	(0.22)	—	(0.22)
Year Ended February 28, 2014	11.06	0.24	(0.31)	(0.07)	(0.23)	—	(0.23)
Year Ended February 28, 2013	10.88	0.27	0.18	0.45	(0.26)	(0.01)	(0.27)

Class I (formerly Select Class)
Year Ended February 28, 2017	10.99	0.30	(0.17)	0.13	(0.30)	—	(0.30)
Year Ended February 29, 2016	11.03	0.30	(0.04)	0.26	(0.30)	—	(0.30)
Year Ended February 28, 2015	10.78	0.29	0.24	0.53	(0.28)	—	(0.28)
Year Ended February 28, 2014	11.08	0.30	(0.30)	— (e)	(0.30)	—	(0.30)
Year Ended February 28, 2013	10.89	0.34	0.18	0.52	(0.32)	(0.01)	(0.33)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$10.82	1.07%	$43,639	0.64%	2.59%	1.23%	16%
10.99	2.32	48,716	0.65	2.61	1.18	19
11.03	4.89	47,319	0.65	2.53	1.22	10
10.78	(0.06)	42,508	0.65	2.72	1.26	24
11.08	4.60	38,594	0.64	2.96	1.24	13

10.80	0.58	20,864	1.14	2.09	1.73	16
10.97	1.80	24,452	1.15	2.11	1.70	19
11.01	4.36	23,002	1.15	2.03	1.72	10
10.76	(0.58)	20,223	1.15	2.22	1.76	24
11.06	4.14	28,424	1.14	2.46	1.74	13

10.82	1.17	35,502	0.54	2.68	0.97	16
10.99	2.42	47,524	0.55	2.71	0.93	19
11.03	4.99	51,738	0.55	2.63	0.97	10
10.78	0.05	31,575	0.55	2.82	1.01	24
11.08	4.81	23,899	0.54	3.10	1.00	13

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	55

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Tax Aware Income Opportunities Fund
Class A
Year Ended February 28, 2017	$10.12	$0.16	(d)	$0.02	$0.18	$(0.16)	$—	$(0.16)
Year Ended February 29, 2016	10.27	0.13	(d)	(0.11)	0.02	(0.17)	—	(0.17)
Year Ended February 28, 2015	10.27	0.05		(0.01)	0.04	(0.02)	(0.02)	(0.04)
Year Ended February 28, 2014	10.32	0.04		0.01	0.05	(0.04)	(0.06)	(0.10)
Year Ended February 28, 2013	10.18	0.06		0.17	0.23	(0.06)	(0.03)	(0.09)

Class C
Year Ended February 28, 2017	10.00	0.10	(d)	0.02	0.12	(0.09)	—	(0.09)
Year Ended February 29, 2016	10.16	0.07	(d)	(0.13)	(0.06)	(0.10)	—	(0.10)
Year Ended February 28, 2015	10.20	(0.03)		0.01	(0.02)	—	(0.02)	(0.02)
Year Ended February 28, 2014	10.28	(0.02)		— (e)	(0.02)	— (e)	(0.06)	(0.06)
Year Ended February 28, 2013	10.16	—	(e)	0.16	0.16	(0.01)	(0.03)	(0.04)

Class I (formerly Select Class)
Year Ended February 28, 2017	10.12	0.17	(d)	0.02	0.19	(0.17)	—	(0.17)
Year Ended February 29, 2016	10.27	0.14	(d)	(0.11)	0.03	(0.18)	—	(0.18)
Year Ended February 28, 2015	10.27	0.05		— (e)	0.05	(0.03)	(0.02)	(0.05)
Year Ended February 28, 2014	10.32	0.05		0.01	0.06	(0.05)	(0.06)	(0.11)
Year Ended February 28, 2013	10.18	0.07		0.17	0.24	(0.07)	(0.03)	(0.10)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.14	1.74%	$66,084	0.75%	1.55%	1.19%	116%
10.12	0.17	86,124	0.75	1.30	1.13	133
10.27	0.40	112,551	0.75	0.43	1.13	246
10.27	0.45	124,187	0.76	0.40	1.16	186
10.32	2.23	101,867	0.75	0.63	1.20	309

10.03	1.23	10,298	1.35	0.95	1.70	116
10.00	(0.58)	15,371	1.40	0.66	1.65	133
10.16	(0.22)	17,134	1.40	(0.22)	1.63	246
10.20	(0.18)	18,813	1.41	(0.25)	1.66	186
10.28	1.49	17,682	1.40	(0.01)	1.70	309

10.14	1.89	165,546	0.60	1.71	0.95	116
10.12	0.29	266,315	0.65	1.40	0.89	133
10.27	0.47	327,322	0.65	0.53	0.88	246
10.27	0.55	293,606	0.66	0.45	0.90	186
10.32	2.32	120,271	0.65	0.72	0.95	309

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	57

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 2 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Tax Aware High Income Fund	Class A, Class C and Class I*	Diversified
Tax Aware Income Opportunities Fund	Class A, Class C and Class I*	Diversified

*	Effective April 3, 2017, Select Class was renamed Class I.

The investment objective of Tax Aware High Income Fund is to seek to provide a high level of after-tax income from a portfolio of fixed income investments.

The investment objective of Tax Aware Income Opportunities Fund is to seek to provide total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Funds’ administrator. Effective April 1, 2016, JPMFM merged into JPMIM and JPMIM became the Funds’ Administrator under the Administration Agreement.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in

58	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds, (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Tax Aware High Income Fund and Tax Aware Income Opportunities Fund at February 28, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Tax Aware High Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Corporate Bonds
Materials	$—	$—	$—	(a)	$ —(a)
Municipal Bonds
Alabama
Utility	—	567	—		567

Alaska
Housing	—	113	—		113
Industrial Development Revenue/Pollution Control Revenue	—	360	—		360
Other Revenue	—	91	—		91

Total Alaska	—	564	—		564

Arizona
Education	—	316	—		316
Utility	—	241	—		241

Total Arizona	—	557	—		557

California
Education	—	114	—		114
General Obligation	—	511	—		511
Hospital	—	637	—		637
Housing	—	5	—		5
Industrial Development Revenue/Pollution Control Revenue	—	250	—		250
Transportation	—	1,405	—		1,405
Utility	—	564	—		564

Total California	—	3,486	—		3,486

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	59

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Tax Aware High Income Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Colorado
Housing	$—	$20	$—	$20
Utility	—	132	—	132

Total Colorado	—	152	—	152

Connecticut
Education	—	1,210	—	1,210
Housing	—	182	—	182

Total Connecticut	—	1,392	—	1,392

Delaware
Housing	—	388	—	388

District of Columbia
Education	—	201	—	201
Transportation	—	114	—	114

Total District of Columbia	—	315	—	315

Florida
Certificate of Participation/Lease	—	1,731	—	1,731
Education	—	555	—	555
Hospital	—	1,938	—	1,938
Housing	—	265	—	265
Industrial Development Revenue/Pollution Control Revenue	—	1,069	—	1,069
Other Revenue	—	903	—	903
Prerefunded	—	82	—	82
Transportation	—	2,435	—	2,435
Utility	—	1,893	—	1,893

Total Florida	—	10,871	—	10,871

Georgia
Hospital	—	499	—	499
Housing	—	428	—	428
Other Revenue	—	287	—	287
Transportation	—	533	—	533

Total Georgia	—	1,747	—	1,747

Guam
Water & Sewer	—	1,112	—	1,112

Idaho
Housing	—	471	—	471

Illinois
General Obligation	—	888	—	888
Hospital	—	848	—	848
Housing	—	790	—	790
Other Revenue	—	343	—	343
Transportation	—	528	—	528
Water & Sewer	—	181	—	181

Total Illinois	—	3,578	—	3,578

Indiana
Hospital	—	370	—	370
Housing	—	116	—	116
Industrial Development Revenue/Pollution Control Revenue	—	1,743	—	1,743
Water & Sewer	—	283	—	283

Total Indiana	—	2,512	—	2,512

60	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

Tax Aware High Income Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Iowa
Housing	$—	$16	$—	$16

Kentucky
Housing	—	21	—	21
Industrial Development Revenue/Pollution Control Revenue	—	250	—	250

Total Kentucky	—	271	—	271

Louisiana
Housing	—	72	—	72
Transportation	—	133	—	133
Water & Sewer	—	452	—	452

Total Louisiana	—	657	—	657

Maine
Education	—	313	—	313
Housing	—	1,041	—	1,041
Prerefunded	—	30	—	30

Total Maine	—	1,384	—	1,384

Maryland
Special Tax	—	450	—	450
Transportation	—	106	—	106

Total Maryland	—	556	—	556

Massachusetts
Education	—	1,958	—	1,958
Housing	—	1,104	—	1,104
Other Revenue	—	95	—	95
Transportation	—	1,786	—	1,786
Water & Sewer	—	1,314	—	1,314

Total Massachusetts	—	6,257	—	6,257

Michigan
Education	—	558	—	558
Industrial Development Revenue/Pollution Control Revenue	—	180	—	180
Transportation	—	451	—	451

Total Michigan	—	1,189	—	1,189

Minnesota
Hospital	—	203	—	203
Housing	—	1,580	—	1,580

Total Minnesota	—	1,783	—	1,783

Mississippi
Other Revenue	—	319	—	319
Missouri
General Obligation	—	285	—	285
Housing	—	961	—	961
Transportation	—	478	—	478

Total Missouri	—	1,724	—	1,724

Montana
Housing	—	255	—	255
Transportation	—	106	—	106

Total Montana	—	361	—	361

Nebraska
General Obligation	—	712	—	712
Utility	—	398	—	398

Total Nebraska	—	1,110	—	1,110

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Tax Aware High Income Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Hampshire
Education	$—	$373	$—	$373
Housing	—	106	—	106

Total New Hampshire	—	479	—	479

New Jersey
Education	—	1,077	—	1,077
Industrial Development Revenue/Pollution Control Revenue	—	503	—	503
Other Revenue	—	1,127	—	1,127
Transportation	—	429	—	429

Total New Jersey	—	3,136	—	3,136

New Mexico
Housing	—	169	—	169
Other Revenue	—	426	—	426

Total New Mexico	—	595	—	595

New York
Education	—	596	—	596
General Obligation	—	—	500	500
Housing	—	1,591	—	1,591
Other Revenue	—	2,503	—	2,503
Special Tax	—	553	—	553
Transportation	—	1,728	—	1,728
Water & Sewer	—	1,561	—	1,561

Total New York	—	8,532	500	9,032

North Dakota
Housing	—	315	—	315
Utility	—	222	—	222

Total North Dakota	—	537	—	537

Ohio
Education	—	985	—	985
General Obligation	—	280	—	280
Hospital	—	100	—	100
Housing	—	178	—	178
Industrial Development Revenue/Pollution Control Revenue	—	190	—	190
Other Revenue	—	288	—	288
Prerefunded	—	447	—	447
Utility	—	571	—	571

Total Ohio	—	3,039	—	3,039

Oklahoma
Transportation	—	818	—	818
Water & Sewer	—	586	—	586

Total Oklahoma	—	1,404	—	1,404

Oregon
Education	—	561	—	561
General Obligation	—	347	—	347
Housing	—	268	—	268

Total Oregon	—	1,176	—	1,176

Pennsylvania
Education	—	807	—	807
Housing	—	896	—	896
Transportation	—	380	—	380

Total Pennsylvania	—	2,083	—	2,083

62	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

Tax Aware High Income Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Rhode Island
Education	$—	$551	$—	$551
Transportation	—	280	—	280

Total Rhode Island	—	831	—	831

South Carolina
Education	—	591	—	591
Housing	—	336	—	336
Transportation	—	837	—	837

Total South Carolina	—	1,764	—	1,764

South Dakota
Education	—	542	—	542
Housing	—	127	—	127

Total South Dakota	—	669	—	669

Tennessee
Housing	—	290	—	290
Other Revenue	—	131	—	131
Utility	—	845	—	845

Total Tennessee	—	1,266	—	1,266

Texas
Education	—	861	—	861
General Obligation	—	535	—	535
Housing	—	111	—	111
Industrial Development Revenue/Pollution Control Revenue	—	1,695	—	1,695
Prerefunded	—	225	—	225
Transportation	—	1,197	—	1,197
Water & Sewer	—	499	—	499

Total Texas	—	5,123	—	5,123

Utah
Other Revenue	—	614	—	614
Water & Sewer	—	560	—	560

Total Utah	—	1,174	—	1,174

Vermont
Education	—	825	—	825
Housing	—	2,011	—	2,011

Total Vermont	—	2,836	—	2,836

Virginia
Industrial Development Revenue/Pollution Control Revenue	—	253	—	253
Other Revenue	—	207	—	207
Prerefunded	—	81	—	81

Total Virginia	—	541	—	541

Washington
General Obligation	—	197	—	197
Housing	—	695	—	695
Transportation	—	1,117	—	1,117
Utility	—	169	—	169

Total Washington	—	2,178	—	2,178

West Virginia
Hospital	—	577	—	577

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Tax Aware High Income Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Wisconsin
Education	$—	$565	$—		$565
Other Revenue	—	323	—		323
Prerefunded	—	39	—		39
Transportation	—	279	—		279

Total Wisconsin	—	1,206	—		1,206

Wyoming
Hospital	—	388	—		388
Housing	—	40	—		40

Total Wyoming	—	428	—		428

Total Municipal Bonds	—	82,913	500		83,413

Preferred Stocks
Materials	—	—	—	(b)	—	(b)

Common Stocks
Energy	—	—	12		12
Materials	—	—	—	(b)	—	(b)

Total Common Stocks	—	—	12		12

Loan Assignments
Consumer Discretionary	—	3,098	50		3,148
Consumer Staples	—	946	—		946
Energy	—	1,322	—		1,322
Financials	—	487	—		487
Health Care	—	749	—		749
Industrials	—	677	—		677
Information Technology	—	1,489	—		1,489
Materials	—	535	—		535
Telecommunication Services	—	246	—		246
Utilities	—	2,036	—		2,036

Total Loan Assignments	—	11,585	50		11,635

Short-Term Investment
Investment Company	4,032	—	—		4,032

Total Investments in Securities	$4,032	$94,498	$562		$99,092

Tax Aware Income Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,039	$8,565	$9,604
Collateralized Mortgage Obligations	—	4,457	287	4,744
Commercial Mortgage-Backed Securities	—	—	1,584	1,584
Convertible Bonds
Energy	—	386	—	386
Telecommunication Services	—	133	—	133

Total Convertible Bonds	—	519	—	519

64	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

Tax Aware Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Consumer Discretionary	$—	$1,776	$—	$1,776
Consumer Staples	—	1,038	—	1,038
Energy	—	3,757	—	3,757
Financials	—	986	—	986
Health Care	—	1,016	—	1,016
Industrials	—	1,277	—	1,277
Information Technology	—	543	—	543
Materials	—	271	—	271
Real Estate	—	70	—	70
Telecommunication Services	—	1,970	—	1,970
Utilities	—	560	—	560

Total Corporate Bonds	—	13,264	—	13,264

Daily Demand Notes
Alaska	—	100	—	100
California	—	500	—	500
Illinois	—	400	—	400
Kansas	—	450	—	450
Mississippi	—	1,550	—	1,550
Missouri	—	500	—	500
New Hampshire	—	1,500	—	1,500
New York	—	1,950	—	1,950
North Carolina	—	425	—	425
Pennsylvania	—	550	—	550
Tennessee	—	100	—	100
Texas	—	1,550	—	1,550
Virginia	—	400	—	400

Total Daily Demand Notes	—	9,975	—	9,975

Monthly Demand Notes
California	—	2,506	—	2,506
New York	—	1,000	—	1,000
Vermont	—	277	—	277

Total Monthly Demand Notes	—	3,783	—	3,783

Municipal Bonds
Alabama	—	817	—	817
Alaska	—	1,600	—	1,600
Arizona	—	960	—	960
California	—	16,040	—	16,040
Colorado	—	3,133	—	3,133
Connecticut	—	3,601	—	3,601
Delaware	—	918	—	918
District of Columbia	—	1,207	—	1,207
Florida	—	5,932	—	5,932
Georgia	—	2,841	—	2,841
Hawaii	—	381	—	381
Illinois	—	8,443	—	8,443
Indiana	—	9,792	—	9,792
Iowa	—	2,049	—	2,049
Kansas	—	621	—	621
Kentucky	—	2,876	—	2,876
Louisiana	—	2,951	—	2,951
Maine	—	1,468	—	1,468
Maryland	—	1,524	—	1,524

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Tax Aware Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Massachusetts	$—	$6,682	$—	$6,682
Michigan	—	10,107	—	10,107
Minnesota	—	4,376	—	4,376
Mississippi	—	977	—	977
Missouri	—	3,086	—	3,086
Montana	—	757	—	757
Nevada	—	237	—	237
New Hampshire	—	1,344	—	1,344
New Jersey	—	4,070	—	4,070
New Mexico	—	820	—	820
New York	—	10,977	—	10,977
North Carolina	—	1,507	—	1,507
North Dakota	—	2,217	—	2,217
Ohio	—	4,024	—	4,024
Oklahoma	—	202	—	202
Oregon	—	3,952	—	3,952
Pennsylvania	—	6,061	—	6,061
South Carolina	—	1,964	—	1,964
South Dakota	—	1,789	—	1,789
Tennessee	—	1,681	—	1,681
Texas	—	12,680	—	12,680
Utah	—	239	—	239
Vermont	—	2,782	—	2,782
Virginia	—	592	—	592
Washington	—	1,964	—	1,964
Wisconsin	—	548	—	548
Wyoming	—	777	—	777

Total Municipal Bonds	—	153,566	—	153,566

Weekly Demand Notes
Alaska	—	1,250	—	1,250
California	—	5,250	—	5,250
Florida	—	1,700	—	1,700
Georgia	—	2,995	—	2,995
Illinois	—	1,430	—	1,430
Indiana	—	3,611	—	3,611
Massachusetts	—	800	—	800
Michigan	—	1,800	—	1,800
Minnesota	—	3,495	—	3,495
Missouri	—	200	—	200
New York	—	1,400	—	1,400
North Carolina	—	5,570	—	5,570
Oregon	—	1,910	—	1,910
Pennsylvania	—	3,747	—	3,747
South Carolina	—	865	—	865
Texas	—	1,000	—	1,000
Utah	—	800	—	800
Virginia	—	1,000	—	1,000
Wisconsin	—	500	—	500

Total Weekly Demand Notes	—	39,323	—	39,323

Common Stocks
Energy	109	—	—	109

66	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

Tax Aware Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Loan Assignments
Consumer Discretionary	$—	$173	$—	$173
Consumer Staples	—	226	—	226
Energy	—	690	—	690
Health Care	—	121	—	121
Industrials	—	251	—	251
Information Technology	—	93	—	93
Materials	—	114	—	114

Total Loan Assignments	—	1,668	—	1,668

Closed End Funds	2,298	—	—	2,298
Short-Term Investments
Investment Company	139	—	—	139
U.S. Treasury Obligation	—	215	—	215

Total Short-Term Investments	139	215	—	354

Total Investments in Securities	$2,546	$227,809	$10,436	$240,791

Appreciation in Other Financial Instruments
Swaps	$—	$270	$—	$270

Depreciation in Other Financial Instruments
Futures Contracts	(3)	—	—	(3)
Swaps	—	(288)	—	(288)

Total Depreciation in Other Financial Instruments	$(3)	$(288)	$—	$(291)

(a)	Amount rounds less than 500.
(b)	Value is zero.

Transfers between fair value levels are valued utilizing values as of the beginning of the year.

There were no transfers between levels 1 and 2 during the year ended February 28, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Tax Aware High Income Fund	Balance as of February 29, 2016		Realized gain (loss)		Change in net unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017
Investments in Securities
Corporate Bond — Materials	$2		$—	(a)	$—	(a)	$—	$—	$(2)	$—	$—	$—	(a)
Municipal Bond — New York	—		—		—	(a)	(4)	504	—	—	—	500
Preferred Stock — Materials	—	(b)	—		—		—	—	—	—	—	—	(b)
Common Stocks — Energy	—		—		—	(a)	—	12	—	—	—	12
Common Stocks — Materials	—	(b)	—		—		—	—	—	—	—	—	(b)
Loan Assignments — Consumer Discretionary	—		—	(a)	4		— (a)	—	(1)	47	—	50
Loan Assignments — Industrials	139		—		—		—	—	—	—	(139)	—

	$141		$—	(a)	$4		$(4)	$516	$(3)	$47	$(139)	$562

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Tax Aware Income Opportunities Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017
Investments in Securities
Asset-Backed Securities	$10,767	$36	$685	$179		$933	$(3,704)	$109	$(440)	$8,565
Collateralized Mortgage Obligations	1,057	(9)	114	—	(a)	—	(1,173)	298	—	287
Commercial Mortgage-Backed Securities	3,887	26	176	6		100	(2,611)	—	—	1,584
Corporate Bond — Energy	48	—	—	—		—	—	—	(48)	—

	$15,759	$53	$975	$185		$1,033	$(7,488)	$407	$(488)	$10,436

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.
(b)	Value is zero.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the year.

There were no significant transfers between level 2 and level 3 during the year ended February 28, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2017, which were valued using significant unobservable inputs (level 3) were as follows (amounts in thousands):

Value
Tax Aware High Income Fund	$4
Tax Aware Income Opportunities Fund	655

This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Tax Aware High Income

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)

	Fair Value at February 28, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$—	(a)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Common Stock	—

	—	(a)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stock	—

	—	(c)	Pending Distribution Amount	Expected Recovery	0.49% of par (0.49% of par)

Corporate Bond	—

Total	$—	(c)

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2017, the value of these investments was approximately $562,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Value is zero.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Amount rounds to less than 500.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such level 3 instruments.

68	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

Tax Aware Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)

	Fair Value at February 28, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$8,564	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.54% (2.76%)
			Constant Default Rate	3.95% - 15.00% (6.53%)
			Yield (Discount Rate of Cash Flows)	2.23% - 6.79% (4.56%)

Asset-Backed Securities	8,564

	287	Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
			Yield (Discount Rate of Cash Flows)	4.12% (4.12%)

Collateralized Mortgage Obligations	287

	1,254	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.08% - 6.30% (5.55%)

Commercial Mortgage-Backed Securities	1,254

Total	$10,105

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2017, the value of these investments was approximately $331,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of February 28, 2017, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

C. Loan Assignments — The Funds may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which they acquired the assignment and the funds may be able to enforce their rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

D. Derivatives — Tax Aware Income Opportunities Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparties (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes D(1) — D(3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — Tax Aware Income Opportunities Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — Tax Aware Income Opportunities Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of February 28, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — Tax Aware Income Opportunities Fund engaged in various swap transactions, including interest rate, credit default and total return swaps, to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared

70	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

(“centrally cleared swaps”) with a central clearing house through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties cash collateral posted by the Fund is invested in an affiliated money market fund (See Note 3.G.). Otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management services to the Fund (See Note 3.F.). These amounts are not reflected on the Fund’s Statements of Assets and Liabilities and are disclosed in the table below.
The Fund’s swap contracts at net value and collateral posted or received by counterparty as of February 28, 2017 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Tax Aware Income Opportunities Fund	Collateral Posted	Goldman Sachs International	$(29)	$80

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Tax Aware Income Opportunities Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

Tax Aware Income Opportunities Fund used return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

(4). Summary of Derivatives Information

The following table presents the value of derivatives held as of February 28, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Tax Aware Income Opportunities Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Centrally Cleared Swaps (b)	OTC Swaps	Total
Credit contracts	Receivables	$—	$—	$295	$295

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized	$(3)	$—	$—	$(3)
Credit contracts	Payables	—	(150)	(85)	(235)

Total		$(3)	$(150)	$(85)	$(238)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(b)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2017 (amounts in thousands):

Tax Aware Income Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received (b)	Net Amount Due To Counterparty (Not less than zero)
Bank of America N.A.	$36	$—	$—	$36
Barclays Bank plc	111	(21)	—	90
BNP Paribas	79	—	—	79
Citibank, N.A.	12	(12)	—	—
Credit Suisse International	33	(7)	—	26
Goldman Sachs International	16	(16)	—	—
Morgan Stanley Capital Services	8	—	—	8

	$295	$(56)	$—	$239

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Pledged (b)	Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$21	$(21)	$—	$—
Citibank, N.A.	12	(12)	—	—
Credit Suisse International	7	(7)	—	—
Goldman Sachs International	45	(16)	(29)	—

	$85	$(56)	$(29)	$—

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.D.(3). for actual swap collateral received or posted.

72	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2017, by primary underlying risk exposure (amounts in thousands):

Tax Aware Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$24	$—	$31	$55
Foreign exchange contracts	—	(25)	—	(25)
Credit contracts	—	—	59	59

Total	$24	$(25)	$90	$89

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(3)	$—	$117	$114
Foreign exchange contracts	—	(12)	—	(12)
Credit contracts	—	—	(639)	(639)

Total	$(3)	$(12)	$(522)	$(537)

Tax Aware Income Opportunities Fund’s derivatives contracts held at February 28, 2017 are not accounted for as hedging instruments under GAAP.

Derivatives Volume

The tables below discloses the volume of Tax Aware Income Opportunities Fund’s futures contracts, forward foreign currency exchange contracts and swaps activity during the year ended February 28, 2017 (amounts in thousands). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Tax Aware Income Opportunities Fund
Futures Contracts:
Average Notional Balance Short	$1,594
Ending Notional Balance Short	1,651
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	1,387	(a)
Average Settlement Value Sold	1,841	(a)
Credit Default Swaps:
Average Notional Balance — Buy Protection	22,591
Average Notional Balance — Sell Protection	1,947
Ending Notional Balance — Buy Protection	16,014
Ending Notional Balance — Sell Protection	420
Total Return Swaps:
Average Notional Balance — Receives Floating Rate	1,248	(b)
Average Notional Balance — Pays Fixed Rate	390	(c)

(a)	For the period March 1, 2016 through June 30, 2016.
(b)	For the period March 1, 2016 through May 31, 2016.
(c)	For the period March 1, 2016 through October 31, 2016.

E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

F. When Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when issued securities or delayed delivery securities, including To Be Announced (“TBA”) securities and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued delayed delivery, or forward commitment basis is not accrued until the settlement date.

The Funds had when issued securities and delayed delivery securities outstanding as of February 28, 2017, which are shown as Receivable for Investment securities sold-delayed delivery securities and Payable for Investment securities purchased-delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2017 are detailed on the SOIs.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income on the Statement of Operations.

H. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees and sub-transfer agency fees are class-specific expenses. The amount of the transfer agency fees and sub-transfer agency fees charged to each class of the Funds for the year ended February 28, 2017 are as follows (amounts in thousands):

	Class A	Class C	Class I	Total
Tax Aware High Income Fund
Transfer agency fees	$2	$1	$2	$5
Sub-transfer agency fees	19	11	14	44
Tax Aware Income Opportunities Fund
Transfer agency fees	2	1	2	5
Sub-transfer agency fees	29	5	68	102

I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2017, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

J. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

74	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital		Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Tax Aware High Income Fund	$—		$(3)	$3
Tax Aware Income Opportunities Fund	—	(a)	(62)	62

(a)	Amount rounds to less than 500.

The reclassifications for the Funds relate primarily to debt modifications and investments in catastrophe bonds.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Tax Aware High Income Fund	0.35%
Tax Aware Income Opportunities Fund	0.40

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2017, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Class I Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2017, JPMDS retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
Tax Aware High Income Fund	$6	$—
Tax Aware Income Opportunities Fund	1	—

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to 0.25% of the average daily net assets of each class.

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for Tax Aware Income Opportunities Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I
Tax Aware High Income Fund*	0.65%	1.15%	0.55%
Tax Aware Income Opportunities Fund**	0.75	1.25	0.50

*	The expense limitation agreement was in effect for the year ended February 28, 2017, and is in place until at least June 30, 2017.
**	The expense limitation agreement was in effect for the year ended February 28, 2017, and is in place until at least October 31, 2018.

Prior to November 1, 2016, the contractual expense limitations for the Tax Aware Income Opportunities Fund were as shown in the table below:

	Class A	Class C	Class I
Tax Aware Income Opportunities Fund	0.75%	1.40%	0.65%

For the year ended February 28, 2017, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursement
Tax Aware High Income Fund	$367	$92	$125	$584	3
Tax Aware Income Opportunities Fund	737	234	108	1,079

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and JPMDS, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2017 were as follows (amounts in thousands):

Tax Aware High Income Fund	$7
Tax Aware Income Opportunities Fund	2

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2017, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2017, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

76	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

4. Investment Transactions

During the year ended February 28, 2017, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Tax Aware High Income Fund	$17,360	$37,295
Tax Aware Income Opportunities Fund	310,679	383,126

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2017 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Tax Aware High Income Fund	$97,553	$2,565	$1,026	$1,539
Tax Aware Income Opportunities Fund	241,531	2,619	3,359	(740)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to debt modifications and non-taxable dividends.

The tax character of distributions paid during the year ended February 28, 2017 was as follows (amounts in thousands):

	Ordinary Income*	Tax Exempt Income	Total Distribution Paid
Tax Aware High Income Fund	$722	$2,147	$2,869
Tax Aware Income Opportunities Fund	1,808	2,640	4,448

*	Short-term gains are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 29, 2016 was as follows (amounts in thousands):

	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
Tax Aware High Income Fund	$823	$2,225	$3,048
Tax Aware Income Opportunities Fund	3,438	3,488	6,926

*	Short-term gains are treated as ordinary income for income tax purposes.

As of February 28, 2017, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Tax Exempt Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Tax Aware High Income Fund	$—	$25	$(395)	$1,539
Tax Aware Income Opportunities Fund	—	235	(1,604)	(779)

For the Funds, the cumulative timing differences primarily consist of debt modifications and post-October capital loss deferrals.

At February 28, 2017, the Funds had net capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Tax Aware High Income Fund	$190	$205
Tax Aware Income Opportunities Fund	—	1,604

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	77

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

During the year ended February 28, 2017 the Funds utilized capital loss carryforwards as follows (amounts in thousands):

Total Capital Loss Carryforwards Utilized
Tax Aware High Income Fund	$73

Specified ordinary losses and net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended February 28, 2017 the Funds deferred to March 1, 2017 the following net capital losses of (amounts in thousands):

		Net Capital Loss
	Specified Ordinary Loss	Short-Term	Long-Term
Tax Aware Income Opportunities Fund	$5	$232	$41

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2017, or at any time during the year ended February 28, 2017.

In addition, effective August 16, 2016, the Trust along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. The initial term of the Credit Facility is 364 days, unless extended.

The Funds did not utilize the Credit Facility during the year ended February 28, 2017.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2017, the Funds each had omnibus accounts, which represented the following percentage of each applicable Fund’s net assets:

	Number of Affiliated Omnibus Accounts	% of the Fund	Number of Non-Affiliated Omnibus Accounts	% of the Fund
Tax Aware High Income Fund	2	11.7%	2	14.0%
Tax Aware Income Opportunities Fund	—	—	6	50.5

Significant shareholder transactions by these shareholders may impact the funds’ performance.

78	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, forward foreign currency exchange contracts, TBA securities, and insurance linked securities.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

For the year ended February 28, 2017, the Funds invested substantially all of their assets in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. At this time, management is currently assessing the anticipated impact of the Regulation S-X amendments on the Funds’ financial statements and related disclosures.

9. Subsequent Event

Effective April 3, 2017, the Funds ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMDS from the Shareholder Servicing Fee which has been renamed as the Service Fee.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	79

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Tax Aware High Income Fund and JPMorgan Tax Aware Income Opportunities Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Tax Aware High Income Fund and JPMorgan Tax Aware Income Opportunities Fund (each a separate series of JPMorgan Trust I) (hereafter referred to as the “Funds”) as of February 28, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of February 28, 2017 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 26, 2017

80	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	153	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	153	Trustee, Museum of Jewish Heritage (2011-present) Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington (1950); Trustee of Trust since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	152	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	153	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	153	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	153	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	153	None

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	153	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	153	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	81

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	153	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	153	None

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	153	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (153 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

82	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014)

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)*	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Fitzgerald has been with JPMorgan Chase since 2005.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986) Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2017; Vice President, JPMorgan Funds Management, Inc. from August 2012 to January 2016; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	83

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2016, 2015, and continued to hold your shares at the end of the reporting period, February 28, 2017.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Tax Aware High Income Fund
Class A
Actual	$1,000.00	$979.60	$3.14	0.64%
Hypothetical	1,000.00	1,021.62	3.21	0.64
Class C
Actual	1,000.00	977.20	5.59	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14
Class I (formerly Select Class)
Actual	1,000.00	980.00	2.65	0.54
Hypothetical	1,000.00	1,022.12	2.71	0.54

Tax Aware Income Opportunities Fund
Class A
Actual	1,000.00	1,000.10	3.72	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class C
Actual	1,000.00	997.30	6.44	1.30
Hypothetical	1,000.00	1,018.35	6.51	1.30
Class I (formerly Select Class)
Actual	1,000.00	1,001.00	2.73	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

84	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2017

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2017. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2017. The information necessary to complete your income tax returns for the calendar year ending December 31, 2017 will be provided under separate cover.

Tax-Exempt Income

Each fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 28, 2017 (amounts in thousands):

Exempt Distributions Paid
Tax Aware High Income Fund	$2,147
Tax Aware Income Opportunities Fund	2,640

Treasury Income

Tax Aware Income Opportunities Fund had approximately 0.03%, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2017.

FEBRUARY 28, 2017	J.P. MORGAN TAX AWARE FUNDS	85

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. February 2017.	AN-TAI-217

Annual Report

J.P. Morgan Income Funds

February 28, 2017

JPMorgan Income Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 22, 2017 (Unaudited)

Dear Shareholders,

For most of the past twelve months, the U.S. economy was one of the few bright spots among developed nations as most of Europe and Japan struggled with low or negative economic growth. However, by the end of February 2017 there emerged clear signals that the world’s 20 largest economies were moving in a more synchronized fashion that could lead to an accelerating global economy.

“While the global economy appeared to grow more synchronized during the twelve months ended February 28, 2017, there also emerged political uncertainties in the U.S. and Europe.”

Indeed, the World Bank has estimated that global economic growth in 2017 will rise by 2.7% compared with 2.3% in 2016 and economists generally expect each of the world’s 20 largest economies will see an increase in gross domestic product in 2017.

In the 19-nation euro zone, manufacturing activity rose in February 2017 for the sixth consecutive month and reached levels not seen in nearly six years. Economic confidence surveys have been the strongest since 2011. While unemployment across the euro zone remained nearly twice that of the U.S., the jobless rate fell faster than expected in early 2017 to its lowest level since 2009. Importantly, euro zone inflation reached the European Central Bank’s target of 2.0% in February 2017, which provided further evidence that the risk of a painful deflationary spiral had receded.

Meanwhile, Chinese factory activity was stronger than economists expected in February 2017 and more broadly, Chinese economic stimulus measures initiated in 2016 appeared to bolster trade throughout Asia. In Japan, corporate profits were estimated at record highs even in the face of a stronger yen. South Korean exports grew in February 2017 for the fourth consecutive month. Economic data from Australia and India showed signs of stronger growth.

To a certain extent, the healthier global economy was supported by a rebound in global oil prices, which reached 15-month highs in October 2016. Prices for other commodities also rose during 2016, helping growth in those emerging market nations reliant on natural resource exports.

In the U.S., the pace of economic expansion was sufficient to persuade the Federal Reserve Bank to raise interest rates in December 2016 and again in March 2017. Meanwhile, leading stock market indexes hit record highs in late 2016 and early 2017 amid strength in corporate profits and the broader U.S. economy. Investor expectations that the Republican Party’s newly-won control of the U.S. presidency along with its majorities in both houses of the U.S. Congress would bolster economic growth while lowering certain taxes further supported U.S. financial assets.

While the global economy appeared to grow more synchronized during the twelve months ended February 28, 2017, there also emerged political uncertainties in the U.S. and Europe. In the U.K., a populist drive to exit the European Union won a surprise victory in mid-2016. While global financial markets generally rebounded from the sharp sell-off that followed the June 23rd referendum, the ultimate impact of the so-called Brexit remained uncertain and was seen as a drag on the U.K. economy. In November, Donald Trump, who campaigned on a platform that included tighter restrictions on immigration and protective trade policies, won the U.S. presidency. While voters in the Netherlands declined to give the anti-immigrant Party for Freedom a majority in the lower house of Parliament, populist parties were vying for power in France, Germany and elsewhere.

Each of these parties and their leaders — both in the U.S. and elsewhere — share broad policy goals that prioritize restricting immigration and shunning supranational trade agreements. Given that immigration and free trade are key drivers of economic growth in advanced, post-industrial nations, it remains to be seen how much electoral support these shared agendas would earn.

In the face of all this, U.S. and foreign financial markets generally rewarded investors with positive returns for the twelve months through February 28, 2017. Over time, we believe financial markets will continue to reward those investors who maintain patience and discipline in the context of a properly diversified portfolio.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	1

JPMorgan Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

Reporting Period Return:
Fund (Class I Shares)[1]*	10.53%
Bloomberg Barclays U.S. Aggregate Index (formerly the Barclays U.S. Aggregate Index)	1.42%

Net Assets as of 2/28/2017	$59,561,113
Duration as of 2/28/2017	3.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Income Fund (the “Fund”) seeks to provide income with a secondary objective of capital appreciation.

HOW DID THE MARKET PERFORM?

U.S. financial markets generally provided positive returns for the twelve month reporting period amid continued growth in the U.S. economy and rising domestic interest rates. While U.S. equity outperformed most other asset classes, commodities and corporate bonds also had positive returns. At the end of June 2016, the U.K.’s vote to exit from the European Union led to a global sell-off in financial markets. However, U.S. markets rebounded within a month.

Commodities prices stabilized during the reporting period and global oil prices reached 15-month highs in October. Oil prices were further bolstered by the Organization of Petroleum Exporting Countries’ decision to curb production.

Following the November 8, 2016, elections, the Republican Party assumed control of the presidency and retained its majority in both houses of the U.S. Congress. In the following months, key U.S. equity benchmarks reached multiple record closing highs. While U.S. Treasury bonds underperformed other bond market sectors, high yield bonds (also known as “junk bonds”) posted positive returns as investors sought higher yields on fixed-income assets.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund is flexible in its ability to invest in a wide variety of debt securities and financial instruments of any maturity and is not managed to an index. This allows the Fund to shift its allocations based on changing market conditions. For the twelve months ended February 28, 2017, the Fund outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Index”).

The Fund’s out-of-Index allocation to U.S. high yield bonds contributed to both absolute performance and performance relative to the Index. The Fund’s allocation to emerging market debt and to securitized bonds also made a positive contribution to absolute performance. The Fund’s allocation to developed market government bonds detracted from both absolute and relative performance.

During the reporting period, the Fund’s Class I Shares distributed approximately $0.043 per share each month through December 2016. Effective January 2017 through the end of the reporting period, the monthly dividend was approximately $0.041 per share.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund invested opportunistically among multiple debt markets and sectors that the portfolio managers believed had a high potential to produce income. The Fund’s managers sought to manage risk through exposure to debt markets that they believed had low correlations to each other.

During the reporting period, the Fund’s portfolio managers increased their allocation to emerging markets debt as investment inflows returned to the sector amid strong growth and solid fundamentals, which made select investment opportunities available. The Fund decreased its exposure to investment grade credit. The Fund’s managers also increased its exposure to commercial mortgage-backed securities and decreased its exposure to non-U.S. high yield debt securities.

The Fund’s overall duration decreased to 3.36 years at February 28, 2017, from 6.10 years at February 29, 2016. Duration measures the price sensitivity of a bond or a portfolio of bonds to changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter maturities.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PORTFOLIO COMPOSITION***
Corporate Bonds	45.7%
Commercial Mortgage-Backed Securities	14.3
Collateralized Mortgage Obligations	11.4
Asset-Backed Securities	10.2
Foreign Government Securities	4.7
Municipal Bonds	4.3
Loan Assignments	4.1
U.S. Treasury Obligation	2.0
Mortgage-Backed Security	1.7
Others (each less than 1.0%)	0.2
Short-Term Investment	1.4

[1]	Effective April 3, 2017, Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	3

JPMorgan Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
CLASS A SHARES	June 2, 2014
With Sales Charge*		6.16%	2.07%
Without Sales Charge		10.23	3.50
CLASS C SHARES	June 2, 2014
With CDSC**		8.76	2.93
Without CDSC		9.76	2.93
CLASS R6 SHARES	June 2, 2014	10.63	3.80
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	June 2, 2014	10.53	3.70

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/2/14 TO 2/28/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 2, 2014.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Income Fund, the Bloomberg Barclays U.S. Aggregate Index and the Lipper Multi-Sector Income Funds Index from June 2, 2014 to February 28, 2017. The performance of the Lipper Multi-Sector Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Sector Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Multi-Sector Income Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — 10.2%
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
78,840	Series 2003-13, Class AF5, SUB, 4.957%, 01/25/34	80,923
129,975	Series 2003-13, Class AF6, SUB, 4.957%, 01/25/34	136,152
425,000	Anchor Assets IX LLC, Series 2016-1, Class B, 6.250%, 02/15/20 (e)	425,000
350,000	CarFinance Capital Auto Trust, Series 2015-1A, Class E, 5.490%, 01/18/22 (e)	355,485
243,101	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	246,455
434,000	CPS Auto Receivables Trust, Series 2014-B, Class D, 4.620%, 05/15/20 (e)	436,022
175,000	DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/22 (e)	180,667
	Equity One Mortgage Pass-Through Trust,
188,064	Series 2003-2, Class M2, VAR, 5.658%, 09/25/33	186,594
64,015	Series 2004-2, Class M1, SUB, 5.692%, 07/25/34	62,640
350,000	Exeter Automobile Receivables Trust, Series 2015-2A, Class D, 5.790%, 05/16/22 (e)	351,297
350,000	LV Tower 52 Issuer, Series 2013-1, Class M, 7.750%, 02/15/23 (e)	341,145
192,673	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	192,750
	OneMain Financial Issuance Trust,
100,000	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	100,305
100,000	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	100,949
150,000	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	150,792
273,714	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class M1, SUB, 5.105%, 07/25/35	270,266
250,000	Progreso Receivables Funding IV LLC, Series 2015-B, Class B, 5.000%, 07/28/20 (e)	251,250
250,000	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	252,500
	Renaissance Home Equity Loan Trust,
228,024	Series 2003-4, Class M2F, SUB, 6.244%, 03/25/34	196,696
645,000	Series 2005-2, Class M1, SUB, 5.051%, 08/25/35	532,273
274,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	275,670

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

150,522	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	151,451
413,721	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	404,620
350,000	Westlake Automobile Receivables Trust, Series 2016-1A, Class E, 6.520%, 06/15/22 (e)	360,862

	Total Asset-Backed Securities (Cost $5,990,518)	6,042,764

Collateralized Mortgage Obligations — 11.3%
	Alternative Loan Trust,
60,724	Series 2004-18CB, Class 5A1, 6.250%, 09/25/34	61,391
39,067	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	40,176
51,284	Series 2005-23CB, Class A7, 5.250%, 07/25/35	47,630
187,000	Angel Oak Mortgage Trust LLC, Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	187,115
191,246	Banc of America Alternative Loan Trust, Series 2005-3, Class 2A1, 5.500%, 04/25/20	193,504
214,303	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC4, Class M1, SUB, 5.658%, 09/25/33	201,139
110,861	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-8, Class 1A5, 5.500%, 11/25/35	103,964
137,510	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 3A5, SUB, 5.660%, 12/25/33	138,444
	FHLMC REMIC,
218,891	Series 4091, Class TS, IF, IO, 5.780%, 08/15/42	55,462
373,092	Series 4116, Class LS, IF, IO, 5.430%, 10/15/42	77,900
2,254,306	Series 4136, Class UI, IO, 2.500%, 11/15/27	203,176
938,350	Series 4149, Class IO, IO, 3.000%, 01/15/33	135,187
1,147,883	Series 4495, Class PI, IO, 4.000%, 09/15/43	189,724
817,670	Series 4535, Class PI, IO, 4.000%, 03/15/44	139,071
798,529	Series 4550, Class DI, IO, 4.000%, 03/15/44	139,248
471,772	Series 4570, Class PI, IO, 4.000%, 03/15/44	83,139
511,519	Series 4570, Class ST, IF, IO, 5.230%, 04/15/46	116,954
766,850	Series 4572, Class SA, IF, IO, 5.280%, 04/15/46	168,007

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	5

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
747,583	Series 4585, Class JI, IO, 4.000%, 05/15/45	139,435
1,075,102	Series 4593, Class IL, IO, 4.500%, 09/15/42	216,996
615,251	Series 4599, Class SA, IF, IO, 5.230%, 07/15/46	135,270
886,606	Series 4612, Class QI, IO, 3.500%, 05/15/44	137,485
647,621	Series 4628, Class I, IO, 4.000%, 11/15/46	138,302
763,715	Series 4628, Class PI, IO, 4.000%, 07/15/45	140,926
636,851	FHLMC STRIPS, Series 264, Class S1, IF, IO, 5.180%, 07/15/42	124,696
250,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M3, VAR, 4.378%, 04/25/24	265,155
	FNMA REMIC,
368,370	Series 2008-36, Class LI, IO, 6.000%, 05/25/23	45,570
601,852	Series 2012-133, Class HS, IF, IO, 5.372%, 12/25/42	131,548
558,533	Series 2012-144, Class SK, IF, IO, 5.322%, 01/25/43	135,651
1,221,428	Series 2015-25, Class CI, IO, 3.500%, 05/25/30	164,606
680,413	Series 2015-48, Class ST, IF, IO, 4.842%, 07/25/45	137,234
786,250	Series 2016-6, Class KI, IO, 4.000%, 02/25/44	135,874
368,849	Series 2016-38, Class SA, IF, IO, 5.222%, 06/25/46	78,716
649,605	Series 2016-43, Class MI, IO, 4.000%, 10/25/45	128,561
291,743	Series 2016-63, Class AS, IF, IO, 5.222%, 09/25/46	66,607
1,070,080	Series 2016-90, Class IN, IO, 3.500%, 12/25/46	187,571
	FNMA STRIPS,
749,839	Series 421, Class 7, IO, 3.500%, 05/25/30	72,184
1,234,275	Series 421, Class C3, IO, 4.000%, 07/25/30	170,516
120,443	GMACM Mortgage Loan Trust, Series 2004-J2, Class A8, 5.750%, 06/25/34	123,578
	GNMA,
260,000	Series 2014-140, Class BW, 3.500%, 09/20/44	284,156
300,565	Series 2015-144, Class SA, IF, IO, 5.419%, 10/20/45	70,956

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

215,751	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	176,916
	MASTR Asset Securitization Trust,
10,758	Series 2003-8, Class 1A1, 5.500%, 09/25/33	10,908
159,122	Series 2003-8, Class 3A13, 5.250%, 09/25/33	160,581
220,617	RAAC Trust, Series 2005-SP1, Class 4A1, 7.000%, 09/25/34	229,244
145,427	RALI Trust, Series 2002-QS18, Class A1, 5.500%, 12/25/17	144,889
81,401	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 2A2, 5.500%, 10/25/34	83,263
276,367	WaMu Mortgage Pass-Through Certificates, Series 2003-S4, Class 2A2, 5.500%, 06/25/33	279,541
	Wells Fargo Mortgage-Backed Securities Trust,
82,476	Series 2005-14, Class 1A1, 5.500%, 12/25/35	85,452
25,062	Series 2007-14, Class 1A1, 6.000%, 10/25/37	24,620

	Total Collateralized Mortgage Obligations (Cost $6,737,016)	6,708,238

Commercial Mortgage-Backed Securities — 14.2%
250,000	A10 Term Asset Financing LLC, Series 2014-1, Class D, 5.080%, 04/15/33 (e)	247,889
550,000	Access PT Funding Trust, 7.000%, 02/15/23	550,000
	Banc of America Commercial Mortgage Trust,
77,992	Series 2007-1, Class AM, 5.416%, 01/15/49 (e)	78,042
47,556	Series 2007-1, Class AMFX, VAR, 5.482%, 01/15/49	47,595
200,000	Series 2007-3, Class AJ, VAR, 5.628%, 06/10/49	203,011
100,000	Series 2007-3, Class B, VAR, 5.628%, 06/10/49	100,203
	Bear Stearns Commercial Mortgage Securities Trust,
14,333	Series 2006-PW13, Class AJ, VAR, 5.611%, 09/11/41	14,327
110,000	Series 2006-PW13, Class B, VAR, 5.660%, 09/11/41 (e)	106,784
64,848	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	64,926
282,000	Series 2007-PW16, Class AJ, VAR, 5.699%, 06/11/40	282,667
275,000	Series 2007-PW17, Class AJ, VAR, 5.886%, 06/11/50	277,570

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Commercial Mortgage-Backed Securities — continued
235,000	CD Mortgage Trust, Series 2007-CD5, Class AJA, VAR, 6.124%, 11/15/44	239,748
	Citigroup Commercial Mortgage Trust,
250,000	Series 2014-GC23, Class D, VAR, 4.516%, 07/10/47 (e)	212,483
315,000	Series 2015-P1, Class D, 3.225%, 09/15/48 (e)	249,416
	Commercial Mortgage Trust,
240,454	Series 2006-C8, Class AJ, 5.377%, 12/10/46	240,323
100,000	Series 2007-GG11, Class AJ, VAR, 6.032%, 12/10/49	99,914
105,000	Series 2014-CR15, Class D, VAR, 4.761%, 02/10/47 (e)	95,337
170,000	Series 2014-LC17, Class C, VAR, 4.561%, 10/10/47	170,682
185,000	Series 2015-CR24, Class D, VAR, 3.463%, 08/10/48	141,887
129,332	Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.416%, 02/15/40	129,176
200,000	FORT CRE LLC, Series 2016-1A, Class D, VAR, 6.629%, 05/21/36 (e)	202,060
	GS Mortgage Securities Trust,
235,000	Series 2007-GG10, Class AM, VAR, 5.865%, 08/10/45	234,810
240,000	Series 2016-GS2, Class C, VAR, 4.530%, 05/10/49	248,355
150,000	Series 2016-GS2, Class D, 2.753%, 05/10/49 (e)	111,849
	JP Morgan Chase Commercial Mortgage Securities Trust,
225,000	Series 2005-LDP5, Class F, VAR, 5.617%, 12/15/44	224,127
82,417	Series 2006-LDP8, Class B, VAR, 5.520%, 05/15/45	82,387
115,000	Series 2006-LDP8, Class C, VAR, 5.549%, 05/15/45	115,172
230,000	Series 2007-LD11, Class AM, VAR, 5.787%, 06/15/49	233,305
395,000	Series 2007-LDPX, Class AM, VAR, 5.464%, 01/15/49	394,238
170,000	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 5.967%, 07/15/44	167,579
	LB-UBS Commercial Mortgage Trust,
182,620	Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	161,390
155,000	Series 2007-C6, Class AJ, VAR, 6.175%, 07/15/40	155,882

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

15,785	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	15,871
	Morgan Stanley Bank of America Merrill Lynch Trust,
170,000	Series 2014-C15, Class D, VAR, 4.894%, 04/15/47 (e)	153,849
150,000	Series 2014-C19, Class D, 3.250%, 12/15/47 (e)	117,490
	Morgan Stanley Capital I Trust,
93,005	Series 2005-HQ7, Class D, VAR, 5.149%, 11/14/42	92,759
135,000	Series 2006-HQ9, Class D, VAR, 5.862%, 07/12/44	134,809
90,463	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	90,406
181,143	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	181,251
270,050	Series 2016-BNK2, Class D, VAR, 3.000%, 11/15/49 (e)	207,462
	Wachovia Bank Commercial Mortgage Trust,
215,000	Series 2005-C21, Class D, VAR, 5.289%, 10/15/44	213,659
67,353	Series 2006-C29, Class AJ, VAR, 5.368%, 11/15/48	67,817
245,000	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	246,788
250,000	Series 2007-C31, Class B, VAR, 5.700%, 04/15/47	248,550
120,000	Series 2007-C33, Class AJ, VAR, 5.975%, 02/15/51	120,324
250,000	Series 2007-C33, Class B, VAR, 5.975%, 02/15/51	243,967
140,000	Series 2007-C33, Class C, VAR, 5.975%, 02/15/51	129,861
250,000	Series 2007-C34, Class B, VAR, 6.027%, 05/15/46	249,379
100,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class D, 3.000%, 08/15/49 (e)	79,789

	Total Commercial Mortgage-Backed Securities (Cost $8,520,873)	8,477,165

Corporate Bonds — 45.3%
	Consumer Discretionary — 9.3%
	Auto Components — 1.0%
95,000	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	96,187
	Dana, Inc.,
30,000	5.500%, 12/15/24	31,350
125,000	6.000%, 09/15/23	131,719

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	7

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Auto Components — continued
60,000	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	62,925
29,000	MPG Holdco I, Inc., 7.375%, 10/15/22	31,332
215,000	TI Group Automotive Systems LLC, (United Kingdom), 8.750%, 07/15/23 (e)	231,125
70,000	UCI International LLC, 8.625%, 02/15/19 (d)	17,850

		602,488

	Automobiles — 0.6%
	General Motors Co.,
220,000	6.250%, 10/02/43	250,740
100,000	6.750%, 04/01/46	121,508

		372,248

	Diversified Consumer Services — 0.5%
135,000	New York University, 4.142%, 07/01/48	128,664
120,000	Service Corp. International, 7.500%, 04/01/27	142,200

		270,864

	Hotels, Restaurants & Leisure — 1.4%
65,000	Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20	68,006
45,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	44,662
15,000	GLP Capital LP, 5.375%, 11/01/23	16,088
20,000	Golden Nugget, Inc., 8.500%, 12/01/21 (e)	21,350
200,000	International Game Technology plc, 6.500%, 02/15/25 (e)	218,500
15,000	Jack Ohio Finance LLC, 6.750%, 11/15/21 (e)	15,562
6,000	Landry’s, Inc., 6.750%, 10/15/24 (e)	6,240
110,000	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	116,600
165,000	MGM Resorts International, 7.750%, 03/15/22	192,638
20,000	Ruby Tuesday, Inc., 7.625%, 05/15/20	19,400
95,000	Scientific Games International, Inc., 10.000%, 12/01/22	100,819
20,000	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	21,800
5,000	Wynn Las Vegas LLC, 5.500%, 03/01/25 (e)	5,075

		846,740

	Household Durables — 0.3%
33,000	American Greetings Corp., 7.875%, 02/15/25 (e)	34,609
70,000	Apex Tool Group LLC, 7.000%, 02/01/21 (e)	67,200
20,000	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	20,550
50,000	Tempur Sealy International, Inc., 5.500%, 06/15/26	48,937

		171,296

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — 4.1%
200,000	Altice Luxembourg SA, (Luxembourg), 7.750%, 05/15/22 (e)	212,750
51,000	Cablevision Systems Corp., 8.000%, 04/15/20	56,355
	Charter Communications Operating LLC,
296,000	6.384%, 10/23/35	338,348
345,000	6.484%, 10/23/45	401,082
	Clear Channel Worldwide Holdings, Inc.,
60,000	Series A, 7.625%, 03/15/20	58,950
64,000	Series B, 6.500%, 11/15/22	66,280
260,000	Series B, 7.625%, 03/15/20	261,950
	DISH DBS Corp.,
225,000	5.875%, 11/15/24	240,187
245,000	7.750%, 07/01/26	287,875
66,000	iHeartCommunications, Inc., 9.000%, 12/15/19	57,675
200,000	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	209,250
40,000	Regal Entertainment Group, 5.750%, 02/01/25	41,200
75,000	Sirius XM Radio, Inc., 6.000%, 07/15/24 (e)	79,875
75,000	Time, Inc., 5.750%, 04/15/22 (e)	77,344
30,000	WMG Acquisition Corp., 6.750%, 04/15/22 (e)	31,578

		2,420,699

	Multiline Retail — 0.3%
140,000	JC Penney Corp., Inc., 6.375%, 10/15/36	107,100
160,000	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	100,400

		207,500

	Specialty Retail — 1.1%
34,000	Caleres, Inc., 6.250%, 08/15/23	35,615
51,000	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	23,460
42,000	Guitar Center, Inc., 6.500%, 04/15/19 (e)	37,485
95,000	Hillman Group, Inc. (The), 6.375%, 07/15/22 (e)	91,437
245,000	L Brands, Inc., 6.750%, 07/01/36	235,526
195,000	PetSmart, Inc., 7.125%, 03/15/23 (e)	191,344
25,000	Radio Systems Corp., 8.375%, 11/01/19 (e)	26,031

		640,898

	Total Consumer Discretionary	5,532,733

	Consumer Staples — 1.4%
	Beverages — 0.0% (g)
25,000	DS Services of America, Inc., (Canada), 10.000%, 09/01/21 (e)	27,125

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Food & Staples Retailing — 0.6%
100,000	Albertsons Cos. LLC, 6.625%, 06/15/24 (e)	105,750
125,000	New Albertsons, Inc., 8.000%, 05/01/31	124,062
	SUPERVALU, Inc.,
20,000	6.750%, 06/01/21	19,950
125,000	7.750%, 11/15/22	123,438

		373,200

	Food Products — 0.5%
30,000	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	29,887
	JBS USA LUX SA, (Brazil),
82,000	5.750%, 06/15/25 (e)	84,460
45,000	5.875%, 07/15/24 (e)	47,025
25,000	7.250%, 06/01/21 (e)	25,750
23,000	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	23,633
	Post Holdings, Inc.,
51,000	6.750%, 12/01/21 (e)	54,634
50,000	7.750%, 03/15/24 (e)	55,500

		320,889

	Household Products — 0.2%
80,000	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	82,800
12,000	Kronos Acquisition Holdings, Inc., (Canada), 9.000%, 08/15/23 (e)	12,255

		95,055

	Personal Products — 0.1%
15,000	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	15,844
20,000	Revlon Consumer Products Corp., 6.250%, 08/01/24	20,550

		36,394

	Total Consumer Staples	852,663

	Energy — 6.3%
	Energy Equipment & Services — 0.4%
25,000	Drill Rigs Holdings, Inc., (Cyprus), 6.500%, 10/01/17 (e)	12,375
5,000	Precision Drilling Corp., (Canada), 6.500%, 12/15/21	5,138
27,000	SESI LLC, 7.125%, 12/15/21	27,743
17,000	Transocean Proteus Ltd., 6.250%, 12/01/24 (e)	17,531
	Transocean, Inc.,
40,000	6.800%, 03/15/38	32,200
26,000	9.000%, 07/15/23 (e)	28,080
20,000	Unit Corp., 6.625%, 05/15/21	19,950

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Energy Equipment & Services — continued
	Weatherford International Ltd.,
27,000	7.750%, 06/15/21	29,126
32,000	8.250%, 06/15/23	34,720
20,000	9.875%, 02/15/24 (e)	23,100

		229,963

	Oil, Gas & Consumable Fuels — 5.9%
110,000	Alta Mesa Holdings LP, 7.875%, 12/15/24 (e)	116,325
31,000	Antero Resources Corp., 5.125%, 12/01/22	31,155
120,000	Blue Racer Midstream LLC, 6.125%, 11/15/22 (e)	122,100
18,000	California Resources Corp., 8.000%, 12/15/22 (e)	15,300
137,000	Chesapeake Energy Corp., 8.000%, 01/15/25 (e)	136,144
25,000	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	25,750
36,000	Continental Resources, Inc., 5.000%, 09/15/22	36,720
35,000	Crestwood Midstream Partners LP, 6.125%, 03/01/22	36,181
575,000	Ecopetrol SA, (Colombia), 5.875%, 05/28/45	517,385
	EP Energy LLC,
172,000	7.750%, 09/01/22	149,640
200,000	8.000%, 02/15/25 (e)	195,000
62,000	9.375%, 05/01/20	60,605
25,000	Genesis Energy LP, 6.750%, 08/01/22	26,062
30,000	Halcon Resources Corp., 8.625%, 02/01/20 (e)	31,389
61,000	Hilcorp Energy I LP, 5.000%, 12/01/24 (e)	58,407
105,000	Kinder Morgan Energy Partners LP, 6.500%, 09/01/39	119,044
	MEG Energy Corp., (Canada),
200,000	6.375%, 01/30/23 (e)	177,500
14,000	6.500%, 03/15/21 (e)	14,315
100,000	Oasis Petroleum, Inc., 6.875%, 01/15/23	101,375
80,000	Pacific Exploration and Production Corp., (Colombia), (cash), 10.000%, 11/02/21 (v)	89,900
200,000	Pertamina Persero PT, (Indonesia), Reg. S, 5.625%, 05/20/43	201,060
	Petrobras Global Finance BV, (Brazil),
100,000	8.375%, 05/23/21	111,622
485,000	8.750%, 05/23/26	549,748
326,000	Petroleos Mexicanos, (Mexico), VAR, 4.606%, 03/11/22 (e)	342,610

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	9

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
18,000	QEP Resources, Inc., 5.375%, 10/01/22	18,090
74,000	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	77,700
44,000	SM Energy Co., 6.500%, 01/01/23	44,110
14,000	Tesoro Corp., 4.750%, 12/15/23 (e)	14,490
50,000	Tesoro Logistics LP, 6.250%, 10/15/22	53,500
	Whiting Petroleum Corp.,
18,000	5.000%, 03/15/19	18,158
22,000	5.750%, 03/15/21	21,890
	WPX Energy, Inc.,
15,000	5.250%, 09/15/24	14,644
20,000	6.000%, 01/15/22	20,475

		3,548,394

	Total Energy	3,778,357

	Financials — 3.4%
	Banks — 1.0%
92,000	Bank of America Corp., Series AA, VAR, 6.100%, 03/17/25 (x) (y)	98,152
250,000	Santander UK Group Holdings plc, (United Kingdom), 5.625%, 09/15/45 (e)	255,538
250,000	Societe Generale SA, (France), 5.625%, 11/24/45 (e)	258,507

		612,197

	Capital Markets — 1.3%
250,000	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e) (x) (y)	253,283
	Goldman Sachs Group, Inc. (The),
150,000	5.150%, 05/22/45	159,949
95,000	Series M, VAR, 5.375%, 05/10/20 (x) (y)	97,612
250,000	UBS Group AG, (Switzerland), Reg. S, VAR, 7.000%, 02/19/25 (x) (y)	269,068

		779,912

	Consumer Finance — 0.2%
	Ally Financial, Inc.,
30,000	4.625%, 05/19/22	31,200
60,000	5.750%, 11/20/25	63,375

		94,575

	Diversified Financial Services — 0.5%
71,000	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	66,917
120,000	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	108,300
7,000	Intelsat Connect Finance SA, (Luxembourg), 12.500%, 04/01/22 (e)	6,142
113,000	Nationstar Mortgage LLC, 6.500%, 06/01/22	113,848

		295,207

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Insurance — 0.2%
61,000	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	70,455
56,000	NFP Corp., 9.000%, 07/15/21 (e)	59,209

		129,664

	Thrifts & Mortgage Finance — 0.2%
102,000	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	100,470

	Total Financials	2,012,025

	Health Care — 3.6%
	Health Care Equipment & Supplies — 0.8%
60,000	Alere, Inc., 6.375%, 07/01/23 (e)	60,900
110,000	DJO Finco, Inc., 8.125%, 06/15/21 (e)	97,350
	Mallinckrodt International Finance SA,
160,000	5.500%, 04/15/25 (e)	148,800
105,000	5.625%, 10/15/23 (e)	100,800
8,000	5.750%, 08/01/22 (e)	7,840
45,000	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	46,012

		461,702

	Health Care Providers & Services — 1.6%
18,000	Community Health Systems, Inc., 6.875%, 02/01/22	15,817
170,000	HealthSouth Corp., 5.750%, 09/15/25	172,125
87,000	IASIS Healthcare LLC, 8.375%, 05/15/19	85,042
210,000	Kindred Healthcare, Inc., 8.750%, 01/15/23	203,963
76,000	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	81,890
31,000	Team Health Holdings, Inc., 6.375%, 02/01/25 (e)	30,768
	Tenet Healthcare Corp.,
69,000	6.750%, 06/15/23	68,396
5,000	7.500%, 01/01/22 (e)	5,413
261,000	8.125%, 04/01/22	274,050

		937,464

	Health Care Technology — 0.1%
50,000	Change Healthcare Holdings, Inc., 11.000%, 12/31/19	51,375

	Pharmaceuticals — 1.1%
75,000	Concordia International Corp., (Canada), 9.500%, 10/21/22 (e)	32,625
50,000	Endo Finance LLC, 5.750%, 01/15/22 (e)	46,375
151,000	Mylan NV, 5.250%, 06/15/46	151,113

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Pharmaceuticals — continued
	Valeant Pharmaceuticals International, Inc.,
40,000	5.500%, 03/01/23 (e)	32,250
85,000	6.125%, 04/15/25 (e)	68,213
355,000	7.250%, 07/15/22 (e)	319,500
35,000	7.500%, 07/15/21 (e)	32,134

		682,210

	Total Health Care	2,132,751

	Industrials — 3.5%
	Aerospace & Defense — 1.0%
40,000	Arconic, Inc., 5.900%, 02/01/27	42,850
	Bombardier, Inc., (Canada),
115,000	7.500%, 03/15/25 (e)	119,169
100,000	8.750%, 12/01/21 (e)	110,750
152,000	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	148,770
	TransDigm, Inc.,
65,000	5.500%, 10/15/20	66,219
35,000	6.375%, 06/15/26 (e)	35,350
	Triumph Group, Inc.,
50,000	4.875%, 04/01/21	47,625
50,000	5.250%, 06/01/22	47,250

		617,983

	Air Freight & Logistics — 0.3%
180,000	Air Medical Group Holdings, Inc., 6.375%, 05/15/23 (e)	175,050

	Building Products — 0.2%
18,000	Airxcel, Inc., 8.500%, 02/15/22 (e)	18,540
45,000	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	48,937
65,000	Summit Materials LLC, 6.125%, 07/15/23	67,600

		135,077

	Commercial Services & Supplies — 0.4%
80,000	ADT Corp. (The), 4.125%, 06/15/23	77,000
100,000	Herc Rentals, Inc., 7.750%, 06/01/24 (e)	110,000
47,000	Prime Security Services Borrower LLC, 9.250%, 05/15/23 (e)	51,524
12,000	Quad/Graphics, Inc., 7.000%, 05/01/22	11,970

		250,494

	Electrical Equipment — 0.1%
51,000	Vertiv Group Corp., 9.250%, 10/15/24 (e)	54,761

	Machinery — 0.3%
47,000	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	47,940
95,000	Gates Global LLC, 6.000%, 07/15/22 (e)	95,713

		143,653

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Marine — 0.0% (g)
10,000	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	2,000

	Road & Rail — 0.8%
175,000	Avis Budget Car Rental LLC, 6.375%, 04/01/24 (e)	177,843
	Hertz Corp. (The),
105,000	5.500%, 10/15/24 (e)	94,763
185,000	6.250%, 10/15/22	177,831
60,000	Jack Cooper Holdings Corp., 9.250%, 06/01/20	22,800

		473,237

	Trading Companies & Distributors — 0.4%
45,000	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	41,850
75,000	Aircastle Ltd., 5.125%, 03/15/21	80,062
85,000	H&E Equipment Services, Inc., 7.000%, 09/01/22	89,463
30,000	Univar USA, Inc., 6.750%, 07/15/23 (e)	31,425

		242,800

	Total Industrials	2,095,055

	Information Technology — 3.4%
	Communications Equipment — 0.4%
125,000	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	133,750
32,000	CommScope, Inc., 5.500%, 06/15/24 (e)	33,520
80,000	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	85,400

		252,670

	Electronic Equipment, Instruments & Components — 0.1%
70,000	Zebra Technologies Corp., 7.250%, 10/15/22	75,727

	Internet Software & Services — 0.4%
48,000	Genesys Telecommunications Laboratories, Inc., 10.000%, 11/30/24 (e)	52,200
213,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	224,449

		276,649

	IT Services — 0.5%
271,000	First Data Corp., 7.000%, 12/01/23 (e)	291,325

	Semiconductors & Semiconductor Equipment — 0.9%
175,000	Amkor Technology, Inc., 6.375%, 10/01/22	181,344
	Micron Technology, Inc.,
120,000	5.250%, 01/15/24 (e)	121,500
57,000	5.625%, 01/15/26 (e)	58,567
22,000	Microsemi Corp., 9.125%, 04/15/23 (e)	25,355
125,000	QUALCOMM, Inc., 4.800%, 05/20/45	131,465

		518,231

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	11

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Software — 0.8%
15,000	Camelot Finance SA, 7.875%, 10/15/24 (e)	15,975
8,000	CURO Financial Technologies Corp., 12.000%, 03/01/22 (e)	8,210
125,000	Infor Software Parent LLC, (cash), 7.125%, 05/01/21 (e) (v)	128,438
94,000	Informatica LLC, 7.125%, 07/15/23 (e)	91,180
200,000	Veritas US, Inc., 7.500%, 02/01/23 (e)	212,000

		455,803

	Technology Hardware, Storage & Peripherals — 0.3%
155,000	Western Digital Corp., 10.500%, 04/01/24	181,156

	Total Information Technology	2,051,561

	Materials — 3.9%
	Chemicals — 1.8%
	Blue Cube Spinco, Inc.,
50,000	9.750%, 10/15/23	59,625
50,000	10.000%, 10/15/25	60,750
120,000	Chemours Co. (The), 6.625%, 05/15/23	127,950
65,000	CVR Partners LP, 9.250%, 06/15/23 (e)	69,550
30,000	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	34,044
295,000	Hexion, Inc., 6.625%, 04/15/20	274,350
	Huntsman International LLC,
65,000	4.875%, 11/15/20	67,600
110,000	5.125%, 11/15/22	115,500
120,000	LSB Industries, Inc., SUB, 8.500%, 08/01/19	117,300
110,000	LyondellBasell Industries NV, 4.625%, 02/26/55	105,718
30,000	Unifrax I LLC, 7.500%, 02/15/19 (e)	29,925

		1,062,312

	Construction Materials — 0.1%
65,000	US Concrete, Inc., 6.375%, 06/01/24	68,737

	Containers & Packaging — 0.1%
35,000	Owens-Brockway Glass Container, Inc., 5.375%, 01/15/25 (e)	36,094
35,000	Reynolds Group Issuer, Inc., (New Zealand), 7.000%, 07/15/24 (e)	37,647

		73,741

	Metals & Mining — 1.8%
90,000	AK Steel Corp., 7.500%, 07/15/23	98,325
100,000	Aleris International, Inc., 9.500%, 04/01/21 (e)	106,980
68,000	ArcelorMittal, (Luxembourg), 7.000%, 02/25/22	77,350

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — continued
	Freeport-McMoRan, Inc.,
30,000	3.875%, 03/15/23	27,600
33,000	5.400%, 11/14/34	28,958
32,000	5.450%, 03/15/43	27,360
65,000	Glencore Finance Canada Ltd., (Switzerland), 6.000%, 11/15/41 (e)	72,083
75,000	Steel Dynamics, Inc., 5.500%, 10/01/24	79,500
530,000	Vedanta Resources plc, (India), 8.250%, 06/07/21 (e)	579,578

		1,097,734

	Paper & Forest Products — 0.1%
35,000	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	30,975

	Total Materials	2,333,499

	Real Estate — 0.5%
	Equity Real Estate Investment Trusts (REITs) — 0.5%
	Communications Sales & Leasing, Inc.,
120,000	7.125%, 12/15/24 (e)	123,600
80,000	8.250%, 10/15/23	86,700
100,000	GEO Group, Inc. (The), 6.000%, 04/15/26	104,100

	Total Real Estate	314,400

	Telecommunication Services — 8.3%
	Diversified Telecommunication Services — 5.8%
515,000	Altice Financing SA, (Luxembourg), 7.500%, 05/15/26 (e)	552,981
125,000	AT&T, Inc., 4.750%, 05/15/46	116,803
85,000	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	86,700
11,000	Consolidated Communications, Inc., 6.500%, 10/01/22	10,972
218,000	Embarq Corp., 7.995%, 06/01/36	218,715
	Frontier Communications Corp.,
25,000	6.250%, 09/15/21	23,875
20,000	8.500%, 04/15/20	21,225
10,000	9.250%, 07/01/21	10,550
20,000	10.500%, 09/15/22	20,825
395,000	11.000%, 09/15/25	396,975
115,000	GCI, Inc., 6.750%, 06/01/21	118,162
70,000	Hughes Satellite Systems Corp., 6.625%, 08/01/26 (e)	72,843
	Intelsat Jackson Holdings SA, (Luxembourg),
45,000	5.500%, 08/01/23	37,294
45,000	7.250%, 04/01/19	43,087
140,000	7.500%, 04/01/21	128,100
265,000	8.000%, 02/15/24 (e)	286,863

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Diversified Telecommunication Services — continued
307,000	Qwest Capital Funding, Inc., 7.750%, 02/15/31	290,883
	Sprint Capital Corp.,
105,000	6.875%, 11/15/28	112,350
138,000	8.750%, 03/15/32	165,600
180,000	Verizon Communications, Inc., 4.672%, 03/15/55	164,479
200,000	Wind Acquisition Finance SA, (Italy), 7.375%, 04/23/21 (e)	208,250
	Windstream Services LLC,
110,000	6.375%, 08/01/23	99,825
75,000	7.500%, 06/01/22	74,250
50,000	7.500%, 04/01/23	47,995
	Zayo Group LLC,
80,000	6.000%, 04/01/23	84,600
35,000	6.375%, 05/15/25	37,713

		3,431,915

	Wireless Telecommunication Services — 2.5%
525,000	Comcel Trust, (Guatemala), 6.875%, 02/06/24 (e)	555,844
102,000	Sprint Communications, Inc., 7.000%, 03/01/20 (e)	111,435
	Sprint Corp.,
235,000	7.625%, 02/15/25	262,025
65,000	7.875%, 09/15/23	72,313
	T-Mobile USA, Inc.,
230,000	6.375%, 03/01/25	247,245
80,000	6.500%, 01/15/26	87,900
145,000	United States Cellular Corp., 6.700%, 12/15/33	146,202

		1,482,964

	Total Telecommunication Services	4,914,879

	Utilities — 1.7%
	Electric Utilities — 0.5%
170,000	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	187,941
104,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	116,480

		304,421

	Gas Utilities — 0.1%
50,000	Sabine Pass Liquefaction LLC, 5.625%, 03/01/25	54,875

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Independent Power & Renewable Electricity Producers — 1.1%
	Dynegy, Inc.,
180,000	7.375%, 11/01/22	176,850
60,000	7.625%, 11/01/24	57,000
35,000	GenOn Energy, Inc., 9.500%, 10/15/18	26,775
	NRG Energy, Inc.,
50,000	6.250%, 05/01/24	50,000
120,000	6.625%, 01/15/27 (e)	117,900
75,000	NRG Yield Operating LLC, 5.375%, 08/15/24	76,875
75,000	Talen Energy Supply LLC, 6.500%, 06/01/25	61,500
61,000	TerraForm Power Operating LLC, SUB, 6.625%, 06/15/25 (e)	64,050

		630,950

	Total Utilities	990,246

	Total Corporate Bonds (Cost $25,997,834)	27,008,169

Foreign Government Securities — 4.7%
200,000	Government of Jamaica, (Jamaica), 6.750%, 04/28/28	224,000
240,000	Instituto Costarricense de Electricidad, (Costa Rica), Reg. S, 6.375%, 05/15/43	203,100
	Provincia de Buenos Aires, (Argentina),
317,000	9.125%, 03/16/24 (e)	349,493
350,000	9.950%, 06/09/21 (e)	396,375
200,000	Republic of Costa Rica, (Costa Rica), 7.158%, 03/12/45 (e)	199,000
500,000	Republic of Ecuador, (Ecuador), 10.750%, 03/28/22 (e)	557,500
100,000	Republic of Indonesia, (Indonesia), Reg. S, 6.625%, 02/17/37	123,250
150,000	Republic of Lebanon, (Lebanon), 6.375%, 03/09/20	154,687
140,000	Republic of Pakistan, (Pakistan), Reg. S, 6.875%, 06/01/17	141,457
200,000	Republic of Paraguay, (Paraguay), Reg. S, 6.100%, 08/11/44	206,750
200,000	Republic of Serbia, (Serbia), Reg. S, 7.250%, 09/28/21	226,750

	Total Foreign Government Securities (Cost $2,680,907)	2,782,362

Mortgage-Backed Security — 1.7%
998,722	FHLMC Gold Pools, 15 Year, Single Family, 3.000%, 03/01/31 (Cost $1,039,996)	1,028,256

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	13

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Municipal Bonds — 4.3% (t)
	California — 3.2%
240,000	Bay Area Toll Authority, California Toll Bridge, Rev., 6.918%, 04/01/40	330,938
290,000	County of Orange, Water District, Series B, Rev., 4.060%, 08/15/41	290,525
100,000	Los Angeles Community College District, GO, 6.750%, 08/01/49	149,013
140,000	Regents of the University of California, Build America Bonds, Series R, Rev., UNIVERSITY CALIF REVS (ISSR), 5.770%, 05/15/43	174,542
	State of California, Various Purpose,
240,000	GO, 7.300%, 10/01/39	339,684
45,000	GO, 7.500%, 04/01/34	63,874
	University of California,
100,000	Series AN, Rev., 4.765%, 05/15/44	104,815
100,000	Series J, Rev., 4.131%, 05/15/45	100,582
255,000	University of California, Medical Center, Rev., 6.583%, 05/15/49	336,590

		1,890,563

	Colorado — 0.3%
175,000	Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.000%, 01/15/45	175,383

	Illinois — 0.1%
25,000	Illinois Finance Authority, Series A, Rev., 4.000%, 10/01/49 (w)	25,040

	Louisiana — 0.1%
75,000	Louisiana Local Government Environmental Facilties & Community Development Authority,East Baton Rouge Sewerage Commission Projects, Series A, Rev., 4.000%, 02/01/48 (w)	75,350

	New Jersey — 0.0% (g)
25,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.000%, 06/15/42	25,033

	South Carolina — 0.1%
50,000	State of South Carolina Ports Authority, Rev., 5.250%, 07/01/55	54,161

	Texas — 0.3%
131,000	North Texas Tollway Authority System, Series B, Rev., NORTH TEX TWY AUTH NTTA SYS TOLL REV (OBLI), 6.718%, 01/01/49	186,059

	Utah — 0.2%
100,000	Utah Transit Authority, Sales Tax, Series B, Rev., 5.937%, 06/15/39	128,635

	Total Municipal Bonds (Cost $2,537,796)	2,560,224

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

U.S. Treasury Obligation — 1.9%
1,162,100	U.S. Treasury Note, 1.750%, 11/30/21 (Cost $1,154,627)	1,155,064

SHARES
Common Stock — 0.1%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
2,000	Pacific Exploration and Production Corp., (Canada) (Cost $74,705) (a)	77,600

PRINCIPAL AMOUNT
Loan Participations & Assignments — 4.1%
	Consumer Discretionary — 0.6%
	Hotels, Restaurants & Leisure — 0.2%
100,000	Casablanca US Holdings, Inc., 1st Lien Term Loan, VAR, 5.500%, 02/07/24 ^	98,500
5,400	Landry’s, Inc., 1st Lien Term Loan, VAR, 4.029%, 09/22/23	5,455

		103,955

	Leisure Products — 0.4%
249,740	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19 ^	240,168

	Total Consumer Discretionary	344,123

	Consumer Staples — 0.2%
	Food & Staples Retailing — 0.2%
100,000	Moran Foods LLC., Term Loan B, VAR, 7.000%, 11/29/23	99,125

	Energy — 0.7%
	Oil, Gas & Consumable Fuels — 0.7%
120,000	Chesapeake Energy Corp., 1st Lien Last Out, VAR, 8.553%, 08/23/21	129,600
99,745	CITGO Petroleum Corp., Term B Loan, VAR, 4.500%, 07/29/21	100,293
199,500	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23	202,409

	Total Energy	432,302

	Health Care — 0.6%
	Health Care Providers & Services — 0.3%
167,729	CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, VAR, 4.180%, 12/31/18	167,234

	Pharmaceuticals — 0.3%
6,000	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21 ^	4,893

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Participations & Assignments — continued
	Pharmaceuticals — continued
198,462	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.530%, 04/01/22 ^	199,703

		204,596

	Total Health Care	371,830

	Industrials — 0.5%
	Commercial Services & Supplies — 0.2%
100,000	Prime Security Services Borrower LLC, VAR, 4.250%, 05/02/22 ^	100,917

	Machinery — 0.2%
100,000	Piscine US Acquisition LLC., 1st Lien Term Loan, VAR, 5.500%, 12/12/23	100,688

	Professional Services — 0.1%
100,000	Tribe Buyer LLC., 1st Lien Term Loan, VAR, 7.000%, 02/08/24	99,500

	Total Industrials	301,105

	Information Technology — 1.1%
	IT Services — 0.3%
200,000	First Data Corp., Term Loan, VAR, 3.779%, 07/08/22	201,300

	Software — 0.6%
100,000	Genesys Telecom Holdings (Greeneden)., Term Loan B, VAR, 5.025%, 12/01/23	101,143
150,000	Inception Merger Sub, Inc./Rackspace Hosting, Inc., 1st Lien Term Loan B, VAR, 4.534%, 11/03/23	151,594
99,734	Infor US, Inc., Tranche B-2 Term Loan, VAR, 3.750%, 02/01/22	99,805

		352,542

	Technology Hardware, Storage & Peripherals — 0.2%
119,700	Dell Software Group, Term Loan, VAR, 7.000%, 09/15/22	121,721

	Total Information Technology	675,563

	Materials — 0.2%
	Containers & Packaging — 0.2%
100,000	Viskase Companies, Inc., Initial Term Loan, VAR, 4.377%, 01/30/21	96,500

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
50,000	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, (Luxembourg), VAR, 3.750%, 06/30/19	49,659

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Utilities — 0.1%
	Electric Utilities — 0.1%
45,652	Lightstone Holdco LLC., Term Loan B, VAR, 6.539%, 12/31/23	46,299
4,348	Lightstone Holdco LLC., Term Loan C, VAR, 6.539%, 12/31/23	4,409

	Total Utilities	50,708

	Total Loan Participations & Assignments (Cost $2,408,789)	2,420,915

NUMBER OF CONTRACTS
	Put Options Purchased: — 0.1%
174	10 Year U.S. Treasury Note, expiring 04/21/17 at $122.50, American Style (a)	46,219

	Total Options Purchased (Cost $179,803)	46,219

SHARES
Short-Term Investment — 1.4%
	Investment Company — 1.4%
842,173	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.850% (b) (l) (Cost $842,472)	842,509

	Total Investments — 99.3% (Cost $58,165,336)	59,149,485
	Other Assets in Excess of Liabilities — 0.7%	411,628

	NET ASSETS — 100.0%	$59,561,113

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	15

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 28, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	U.S. Treasury 10 Year Ultra Note	06/21/17	USD	647,125	7,803
22	5 Year U.S. Treasury Note	06/30/17	USD	2,589,469	4,766
	Short Futures Outstanding
(63)	10 Year U.S. Treasury Note	06/21/17	USD	(7,848,422)	(15,513)
(3)	U.S. Treasury Long Bond	06/21/17	USD	(454,969)	(4,757)
(4)	U.S. Ultra Bond	06/21/17	USD	(647,125)	(7,853)
(15)	2 Year U.S. Treasury Note	06/30/17	USD	(3,246,094)	(2,140)

					(17,694)

Centrally Cleared Credit Default Swap — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2017 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
CDX.NA.HY.27-V2	5.000% quarterly	12/20/21	3.161%	2,745,000	(236,360)	202,772

[1]

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]

Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AS OF FEBRUARY 28, 2017

CDX	— Credit Default Swap Index
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2017. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2017.
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2017.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(l)	— The rate shown is the current yield as of February 28, 2017.
(r)	— Rates shown are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2017.

(y)	— Preferred Security.
^	— All or a portion of the security is unsettled as of February 28, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	17

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2017

Income Fund
ASSETS:
Investments in non-affiliates, at value	$58,306,976
Investments in affiliates, at value	842,509

Total investment securities, at value	59,149,485
Cash	155,940
Deposits at broker for futures contracts	217,000
Deposits at broker for swap contracts	90,000
Receivables:
Investment securities sold	201,573
Fund shares sold	233,149
Interest from non-affiliates	751,888
Dividends from affiliates	457
Tax reclaims	204
Due from Adviser	16,105

Total Assets	60,815,801

LIABILITIES:
Payables:
Distributions	3,227
Investment securities purchased	846,402
Fund shares redeemed	297,374
Variation margin on futures contracts	1,517
Variation margin on centrally cleared swaps	567
Accrued liabilities:
Distribution fees	5,517
Shareholder servicing fees	584
Custodian and accounting fees	13,351
Collateral management fees	2,325
Audit fees	67,315
Other	16,509

Total Liabilities	1,254,688

Net Assets	$59,561,113

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Income Fund
NET ASSETS:
Paid-in-Capital	$60,272,298
Accumulated undistributed (distributions in excess of) net investment income	65,149
Accumulated net realized gains (losses)	(1,709,201)
Net unrealized appreciation (depreciation)	932,867

Total Net Assets	$59,561,113

Net Assets:
Class A	$22,787,471
Class C	2,084,987
Class R6	21,946
Class I (formerly Select Class)	34,666,709

Total	$59,561,113

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	2,389,759
Class C	218,646
Class R6	2,304
Class I (formerly Select Class)	3,637,416

Net Asset Value (a):
Class A — Redemption price per share	$9.54
Class C — Offering price per share (b)	9.54
Class R6 — Offering and redemption price per share	9.53
Class I (formerly Select Class) — Offering and redemption price per share	9.53
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$9.91

Cost of investments in non-affiliates	$57,322,864
Cost of investments in affiliates	842,472
Premiums received on swaps	202,772

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	19

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2017

Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,061,049
Dividend income from affiliates	5,874

Total investment income	3,066,923

EXPENSES:
Investment advisory fees	179,483
Administration fees	42,006
Distribution fees:
Class A	48,660
Class C	10,351
Shareholder servicing fees:
Class A	48,660
Class C	3,450
Class I (formerly Select Class)	76,040
Custodian and accounting fees	84,365
Collateral management fees	12,705
Interest expense to affiliates	57
Professional fees	123,190
Trustees’ and Chief Compliance Officer’s fees	23,020
Printing and mailing costs	18,146
Registration and filing fees	68,519
Transfer agency fees (See Note 2.F.)	3,208
Sub-transfer agency fees (See Note 2.F.)	8,201
Other	6,169

Total expenses	756,230

Less fees waived	(318,996)
Less expense reimbursements	(134,801)

Net expenses	302,433

Net investment income (loss)	2,764,490

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(333,353)
Investments in affiliates	354
Futures	(2,701)
Foreign currency transactions	346
Swaps	(201,927)

Net realized gain (loss)	(537,281)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	2,616,491
Investments in affiliates	37
Futures	(15,279)
Foreign currency translations	(4)
Swaps	(13,920)

Change in net unrealized appreciation/depreciation	2,587,325

Net realized/unrealized gains (losses)	2,050,044

Change in net assets resulting from operations	$4,814,534

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Income Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,764,490	$1,702,471
Net realized gain (loss)	(537,281)	(830,834)
Change in net unrealized appreciation/depreciation	2,587,325	(1,662,675)

Change in net assets resulting from operations	4,814,534	(791,038)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,000,640)	(199,504)
Class C
From net investment income	(63,144)	(22,950)
Class R6
From net investment income	(1,165)	(1,683)
Class I (formerly Select Class)
From net investment income	(1,648,754)	(1,460,942)

Total distributions to shareholders	(2,713,703)	(1,685,079)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	16,014,766	17,469,035

NET ASSETS:
Change in net assets	18,115,597	14,992,918
Beginning of period	41,445,516	26,452,598

End of period	$59,561,113	$41,445,516

Accumulated undistributed (distributed in excess of) net investment income	$65,149	$42,789

CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$14,376,008	$17,293,218
Distributions reinvested	997,717	199,342
Cost of shares redeemed	(7,484,366)	(3,224,393)

Change in net assets resulting from Class A capital transactions	$7,889,359	$14,268,167

Class C
Proceeds from shares issued	$1,678,063	$606,409
Distributions reinvested	56,688	19,152
Cost of shares redeemed	(386,590)	(80,987)

Change in net assets resulting from Class C capital transactions	$1,348,161	$544,574

Class R6
Distributions reinvested	$1,165	$1,683
Cost of shares redeemed	—	(30,838)

Change in net assets resulting from Class R6 capital transactions	$1,165	$(29,155)

Class I (formerly Select Class)
Proceeds from shares issued	$7,307,788	$3,753,601
Distributions reinvested	1,629,645	1,438,041
Cost of shares redeemed	(2,161,352)	(2,506,193)

Change in net assets resulting from Class I capital transactions	$6,776,081	$2,685,449

Total change in net assets resulting from capital transactions	$16,014,766	$17,469,035

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	21

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	Income Fund
	Year Ended February 28, 2017	Year Ended February 29, 2016
SHARE TRANSACTIONS:
Class A
Issued	1,521,384	1,872,364
Reinvested	105,212	21,749
Redeemed	(790,660)	(353,773)

Change in Class A Shares	835,936	1,540,340

Class C
Issued	176,930	63,570
Reinvested	5,971	2,040
Redeemed	(40,706)	(8,642)

Change in Class C Shares	142,195	56,968

Class R6
Reinvested	123	177
Redeemed	—	(3,198)

Change in Class R6 Shares	123	(3,021)

Class I (formerly Select Class)
Issued	770,434	402,502
Reinvested	171,978	152,249
Redeemed	(228,263)	(275,388)

Change in Class I Shares	714,149	279,363

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED FEBRUARY 28, 2017

Income Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$4,814,534

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(46,929,867)
Proceeds from disposition of investment securities	29,661,774
Purchases of short-term investments—affiliates, net	1,349,779
Change in unrealized (appreciation)/depreciation on investments	(2,616,528)
Net realized (gain)/loss on investments in non-affiliates	333,353
Net realized (gain)/loss on investments in affiliates	(354)
Net amortization (accretion) of income	496,157
Increase in deposits at broker for futures contracts	(110,000)
Decrease in deposits at broker for swap contracts	30,000
Increase in interest and dividends receivable from non-affiliates	(218,401)
Decrease in dividends receivable from affiliates	46
Decrease in variation margin receivable	6,344
Increase in due from Adviser	(4,962)
Decrease in variation margin payable	(9,868)
Increase in distribution fees payable	2,349
Decrease in shareholder servicing fees payable	(2,478)
Decrease in custodian and accounting fees payable	(5,756)
Decrease in Trustees’ and Chief Compliance Officer’s fees payable	(53)
Decrease in collateral management fees payable	(4,259)
Decrease in audit fees payable	(2,801)
Increase in other accrued expenses payable	11,438

Net cash provided (used) by operating activities	(13,199,553)

Cash flows provided (used) by financing activities:
Proceeds from shares issued	23,174,801
Payment for shares redeemed	(9,862,006)
Cash distributions paid to shareholders (net of reinvestments of $2,685,215)	(26,445)

Net cash provided (used) by financing activities	13,286,350

Net increase in cash	86,797

Cash:
Beginning of year (including foreign currency of $655)	69,143

End of year	$155,940

Supplemental disclosure of cash flow information:

For the year ended February 28, 2017, the Fund paid $57 in interest expenses to affiliates.

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	23

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Income Fund
Class A
Year Ended February 28, 2017	$9.10	$0.49	(f)	$0.44	$0.93	$(0.49)
Year Ended February 29, 2016	9.86	0.51	(f)	(0.77)	(0.26)	(0.50)
June 2, 2014 (h) through February 28, 2015	10.00	0.39		(0.15)	0.24	(0.38)

Class C
Year Ended February 28, 2017	9.10	0.45	(f)	0.43	0.88	(0.44)
Year Ended February 29, 2016	9.86	0.46	(f)	(0.78)	(0.32)	(0.44)
June 2, 2014 (h) through February 28, 2015	10.00	0.34		(0.15)	0.19	(0.33)

Class R6
Year Ended February 28, 2017	9.09	0.53	(f)	0.43	0.96	(0.52)
Year Ended February 29, 2016	9.86	0.54	(f)	(0.78)	(0.24)	(0.53)
June 2, 2014 (h) through February 28, 2015	10.00	0.41		(0.16)	0.25	(0.39)

Class I (formerly Select Class)
Year Ended February 28, 2017	9.10	0.52	(f)	0.42	0.94	(0.51)
Year Ended February 29, 2016	9.86	0.53	(f)	(0.77)	(0.24)	(0.52)
June 2, 2014 (h) through February 28, 2015	10.00	0.40		(0.15)	0.25	(0.39)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 29, 2016 and for the period ended February 28, 2015.
(h)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period	Net expenses (d)		Net investment income (loss) (d)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$9.54	10.36%	$22,787,471	0.75%		5.21%		1.62%		59%
9.10	(2.76)	14,142,262	0.75	(g)	5.53	(g)	1.68	(g)	74
9.86	2.42	132,974	0.75	(g)	5.40	(g)	2.57	(g)	61

9.54	9.76	2,084,987	1.24		4.70		2.15		59
9.10	(3.29)	695,728	1.25	(g)	4.83	(g)	2.55	(g)	74
9.86	1.96	192,151	1.25	(g)	4.96	(g)	3.16	(g)	61

9.53	10.76	21,946	0.40		5.58		2.27		59
9.09	(2.51)	19,829	0.40	(g)	5.63	(g)	2.45	(g)	74
9.86	2.59	51,308	0.40	(g)	5.60	(g)	1.81	(g)	61

9.53	10.53	34,666,709	0.46		5.52		1.34		59
9.10	(2.50)	26,587,697	0.50	(g)	5.56	(g)	1.67	(g)	74
9.86	2.51	26,076,165	0.50	(g)	5.50	(g)	2.07	(g)	61

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Income Fund	Class A, Class C, Class R6 and Class I^	Diversified

^	Effective April 3, 2017, Select Class was renamed Class I.

The investment objective of the Fund is to seek to provide income with a secondary objective of capital appreciation.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R6 and Class I Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Fund’s administrator. Effective April 1, 2016, JPMFM merged into JPMIM and JPMIM became the Fund’s Administrator under the Administration Agreement.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at February 28, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,311,680	$4,731,084	$6,042,764
Collateralized Mortgage Obligations	—	6,054,829	653,409	6,708,238
Commercial Mortgage-Backed Securities	—	5,186,258	3,290,907	8,477,165
Corporate Bonds
Consumer Discretionary	—	5,514,883	17,850	5,532,733
Consumer Staples	—	852,663	—	852,663
Energy	—	3,758,407	19,950	3,778,357
Financials	—	2,012,025	—	2,012,025
Health Care	—	2,132,751	—	2,132,751
Industrials	—	2,093,055	2,000	2,095,055
Information Technology	—	2,051,561	—	2,051,561
Materials	—	2,333,499	—	2,333,499
Real Estate	—	314,400	—	314,400
Telecommunication Services	—	4,914,879	—	4,914,879
Utilities	—	990,246	—	990,246

Total Corporate Bonds	—	26,968,369	39,800	27,008,169

Foreign Government Securities	—	2,782,362	—	2,782,362
Mortgage-Backed Securities	—	1,028,256	—	1,028,256
Municipal Bonds	—	2,560,224	—	2,560,224
U.S. Treasury Obligations	—	1,155,064	—	1,155,064
Common Stock
Energy	77,600	—	—	77,600
Loan Assignments
Consumer Discretionary	—	344,123	—	344,123
Consumer Staples	—	99,125	—	99,125
Energy	—	432,302	—	432,302
Health Care	—	371,830	—	371,830
Industrials	—	301,105	—	301,105
Information Technology	—	675,563	—	675,563
Materials	—	96,500	—	96,500
Telecommunication Services	—	49,659	—	49,659
Utilities	—	50,708	—	50,708

Total Loan Assignments	—	2,420,915	—	2,420,915

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	27

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Options Purchased
Put Options Purchased	$46,219	$—	$—	$46,219
Short-Term Investment
Investment Company	842,509	—	—	842,509

Total Investments in Securities	$966,328	$49,467,957	$8,715,200	$59,149,485

Appreciation in Other Financial Instruments
Futures Contracts	$12,569	$—	$—	$12,569

Total Appreciation in Other Financial Instruments	$12,569	$—	$—	$12,569

Depreciation in Other Financial Instruments
Futures Contracts	$(30,263)	$—	$—	$(30,263)
Swaps	—	(33,588)	—	(33,588)

Total Depreciation in Other Financial Instruments	$(30,263)	$(33,588)	$—	$(63,851)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between level 1 and 2 during the year ended February 28, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 29, 2016	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017
Investments in Securities:
Asset-Backed Securities	$1,598,952	$8,377	$77,718	$3,731	$2,244,874	$(1,053,050)	$1,850,482	$—	$4,731,084
Collateralized Mortgage Obligations	425,427	131	42,924	1,675	202,890	(19,638)	—	—	653,409
Commercial Mortgage-Backed Securities	1,592,960	27	35,222	1,041	1,838,660	(177,003)	—	—	3,290,907
Corporate Bonds — Consumer Discretionary	14,000	—	3,814	36	—	—	—	—	17,850
Corporate Bonds — Energy	—	(2,580)	13,131	28	—	(2,379)	11,750	—	19,950
Corporate Bonds — Industrials	21,150	—	100	—	—	—	—	(19,250)	2,000
Corporate Bonds — Information Technology	41,925	(66,513)	24,646	(58)	—	—	—	—	—

	$3,694,414	$(60,558)	$197,555	$6,453	$4,286,424	$(1,252,070)	$1,862,232	$(19,250)	$8,715,200

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades) which resulted in a lack or increase in available market inputs to determine price for the year ended February 28, 2017.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

The change in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2017, which were valued using significant unobservable inputs (level 3), amounted to $166,759. This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statement of Operations.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$3,713,689	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (4.23%)
			Constant Default Rate	0.00% - 30.00% (5.60%)
			Yield (Discount Rate of Cash Flows)	2.85% - 7.61% (5.31%)

Asset-Backed Securities	3,713,689

	653,409	Discounted Cash Flow	Constant Prepayment Rate	5.00% - 10.00% (8.21%)
			Constant Default Rate	0.00% - 3.81% (1.17%)
			Yield (Discount Rate of Cash Flows)	3.36% - 6.95% (5.42%)

Collateralized Mortgage Obligations	653,409

	2,740,909	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (9.04%)
			Yield (Discount Rate of Cash Flows)	4.69% - 126.84% (12.12%)

Commercial Mortgage-Backed Securities	2,740,909

	19,950	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.69% (6.69%)

Corporate Bonds	19,950

Total	$7,127,957

#	The table above does not include level 3 investments that are valued by brokers and pricing services. At February 28, 2017, the value of these investments was $1,587,243. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund.

As of February 28, 2017, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A or Regulation S under the Securities Act.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value, as recorded on the Statement of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	29

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes C(1) — C(4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased put options on futures to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller.

Options Purchased — Premiums paid by the Fund for options purchased are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statement of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of February 28, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statement of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund, otherwise the cash collateral is included on the Statement of Assets and Liabilities as Restricted cash.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statement of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

(5). Summary of Derivative Information — The following table presents the value of derivatives held as of February 28, 2017, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:

Derivative Contracts	Statement of Assets and Liabilities Location
Gross Assets:		Options (a)	Futures Contracts (b)	Centrally Cleared Swaps (c)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$46,219	$12,569	$—	$58,788

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$—	$(30,263)	$—	$(30,263)
Credit contracts	Payables	—	—	(236,360)	(236,360)

Total		$—	$(30,263)	$(236,360)	$(266,623)

(a)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(b)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOI. The Statement of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	31

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

The following tables present the effect of derivatives on the Statement of Operations for the year ended February 28, 2017, by primary underlying risk exposure:

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statement of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(157,783)	$(2,701)	$—	$—	$(160,484)
Foreign exchange contracts	—	—	(163)	—	(163)
Credit contracts	—	—	—	(201,927)	(201,927)

Total	$(157,783)	$(2,701)	$(163)	$(201,927)	$(362,574)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statement of Operations
Derivative Contracts	Options	Futures Contracts	Swaps	Total

Interest rate contracts	$(133,584)	$(15,279)	$—	$(148,863)
Credit contracts	—	—	(13,920)	(13,920)

Total	$(133,584)	$(15,279)	$(13,920)	$(162,783)

The Fund’s derivatives contracts held at February 28, 2017 are not accounted for as hedging instruments under GAAP.

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts, options and swaps activity during the year ended February 28, 2017. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

Exchange-Traded Options:
Average Number of Contracts Purchased	$111
Ending Number of Contracts Purchased	174
Futures Contracts:
Average Notional Balance Long	5,537,903
Average Notional Balance Short	5,930,352
Ending Notional Balance Long	3,236,594
Ending Notional Balance Short	12,196,610
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	3,206
Average Settlement Value Sold	3,366
Credit Default Swaps:
Average Notional Balance — Buy Protection	1,171,385
Ending Notional Balance — Buy Protection	2,745,000

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend. Certain Funds may receive other

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

F. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees and sub-transfer agency fees are class-specific expenses. The amount of the transfer agency fees and sub-transfer agency fees charged to each class of the Fund for the year ended February 28, 2017 are as follows:

	Class A	Class C	Class R6	Class I	Total
Transfer agency fees	$1,529	$599	$247	$833	$3,208
Sub-transfer agency fees	6,241	487	—	1,473	8,201

G. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2017, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

H. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

I. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$—	$(28,427)	$28,427

The reclassifications for the Portfolio relates primarily to foreign currency gains or losses.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.35% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fees — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2017, the effective rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s principal underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Class R6 and Class I Shares do not charge a distribution fee. The Distribution Plan provides that the Fund shall

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	33

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

pay distribution fees, including payments to JPMDS, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2017 JPMDS retained the following amounts:

Front-End Sales Charge	CDSC
$3,309	$3

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. The Class R6 Shares do not charge a shareholder servicing fee. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets of Class A, Class C and Class I Shares, respectively.

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived shareholder servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Collateral management fees on the Statement of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A	Class C	Class R6	Class I
0.75%	1.25%	0.40%	0.40%

The expense limitation agreement was in effect for the year ended February 28, 2017 and is in place until at least June 30, 2017 for Class A, Class C and Class R6 Shares and October 23, 2017 for Class I Shares. Prior to October 24, 2016, the contractual expense limitation was 0.50% for Class I Shares.

For the year ended February 28, 2017, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursement
$179,483	$42,006	$96,055	$317,544	$134,801

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund.

The amount of waivers resulting from investments in these money market funds for the year ended February 28, 2017 was $1,452.

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2017, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Fund may use related party broker-dealers. For the year ended February 28, 2017, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2017, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$45,910,823	$28,951,867	$1,154,292	$—

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2017 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$58,034,264	$1,994,472	$879,251	$1,115,221

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to mark-to-market of options.

The tax character of distributions paid during the year ended February 28, 2017 was as follows:

Ordinary Income*	Total Distributions Paid
$2,713,703	$2,713,703

*	Short-term gains are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 29, 2016 was as follows:

Ordinary Income*	Total Distributions Paid
$1,685,079	$1,685,079

*	Short-term gains are treated as ordinary income for income tax purposes.

As of February 28, 2017, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$74,271	$(1,399,386)	$1,081,633

The cumulative timing differences primarily consist of post-October capital loss deferrals and mark-to-market of options.

As of February 28, 2017, the Fund had the following net capital loss carryforwards:

Capital Loss Carryforward Character
Short-Term	Long-Term
$467,886	$931,500

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	35

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Specified ordinary losses and net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended February 28, 2017 the Fund deferred to March 1, 2017 the following specified ordinary losses and net capital losses of:

Specified Ordinary Losses	Net Capital Losses
	Short-Term	Long-Term
$—	$305,298	$153,286

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the year ended February 28, 2017.

In addition, effective August 16, 2016, the Trust along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. The initial term of the Credit Facility is 364 days, unless extended. The Fund did not utilize the Credit Facility during the year ended February 28, 2017.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of February 28, 2017, the Fund had omnibus accounts which represented the following percentage of the Fund’s net assets:

Number of Affiliated Omnibus Accounts	% of the Fund	Number of Non-Affiliated Omnibus Accounts	% of the Fund
2	44.2%	1	30.3%

Significant shareholder transactions by these accounts may impact the Fund’s performance.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. At this time, management is currently assessing the anticipated impact of the Regulation S-X amendments on the Fund’s (s) financial statements and related disclosures.

9. Subsequent event

Effective April 3, 2017, the Fund ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMDS from the Shareholder Servicing Fee which has been renamed as the Service Fee.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	37

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Income Fund (a separate series of JPMorgan Trust I) (the “Fund”) as of February 28, 2017, the results of its operations and its cash flows for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of February 28, 2017 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 26, 2017

38	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	153	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	153	Trustee, Museum of Jewish Heritage (2011-present); Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington (1950); Trustee of Trust since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	152	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	153	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	153	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	153	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	153	None

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	153	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	153	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	39

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	153	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	153	None

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	153	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (153 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

40	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014)

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)*	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Fitzgerald has been with JPMorgan Chase since 2005.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986) Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2017; Vice President, JPMorgan Funds Management, Inc. from August 2012 to January 2016; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	41

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2016, and continued to hold your shares at the end of the reporting period, February 28, 2017.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees, and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Income Fund
Class A
Actual	$1,000.00	$1,014.00	$3.75	0.75%
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class C
Actual	1,000.00	1,011.30	6.18	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24
Class R6
Actual	1,000.00	1,015.70	2.00	0.40
Hypothetical	1,000.00	1,022.81	2.01	0.40
Class I (formerly Select Class)
Actual	1,000.00	1,015.30	2.10	0.42
Hypothetical	1,000.00	1,022.71	2.11	0.42

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

42	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2017

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended February 28, 2017. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2017. The information necessary to complete your income tax returns for the calendar year ending December 31, 2017 will be provided under separate cover.

Treasury Income

The Fund had 0.04% or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2017.

FEBRUARY 28, 2017	J.P. MORGAN INCOME FUNDS	43

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. February 2017.	AN-INCOME-217

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is James Schonbachler. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2017 – $1,421,370

2016 – $1,489,232

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2017 – $156,910

2016 – $183,692

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2017 – $264,010

2016 – $291,988

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2017 and February 29, 2016, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2017 – Not applicable

2016 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of

Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2017 – 0.0%

2016 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2016 - $28.7 million

2015 - $31.1 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-

CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 4, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 4, 2017